JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Alternative Fund
COMMON STOCKS 40.7%
Consumer Discretionary 8.3%
Alibaba Group Holding Limited - ADS (a) (b)	136	26,472
Altus San Nicolas Corp (a) (c)	22	2
Amazon.com, Inc. (a) (b)	9	16,754
Booking Holdings Inc. (a)	1	1,366
Caesars Entertainment Corp. (a) (b)	440	2,974
Carnival Plc	4	56
China Meidong Auto Holdings Limited	486	757
Compagnie Financiere Richemont SA	10	524
Delphi Technologies PLC (a)	122	983
Fila Korea Ltd.	25	604
Huazhu Group Limited - ADS (b)	3	96
JD.com, Inc. - Class A - ADR (a)	27	1,075
Kia Motors Corp.	10	221
Las Vegas Sands Corp. (b)	26	1,114
Luckin Coffee Inc. - ADR (a) (b)	6	158
Marriott International, Inc. - Class A	4	288
Mavi Giyim Sanayi Ve Ticaret A.S. (a)	30	151
Melco Resorts & Entertainment Ltd. - ADR (b)	49	604
Naspers Ltd. - Class N	19	2,652
Prosus N.V. (a)	13	935
Sands China Ltd.	496	1,808
Taiwan Paiho Limited	363	623
The Stars Group Inc. (a)	159	3,245
Tiffany & Co.	67	8,716
Tokyo Broadcasting System Holdings,Inc.	19	260
Toyota Industries Corp.	12	580
Trip.Com Group Limited - ADR (a) (b)	16	380
Under Armour Inc. - Class A (a) (b)	386	3,554
Vipshop (China) Co., Ltd. - ADR (a) (b)	37	581
Vivara Participacoes S.A.	95	292
Wynn Macau, Limited	1,131	1,701
Yum China Holdings, Inc. (b)	200	8,538
Zhongsheng Group Holdings Limited	346	1,206
		89,270
Financials 7.3%
Act II Global Acquisition Corp. - Class A (a)	75	744
Alberton Acquisition Corp. (a)	150	1,566
Allegro Merger Corp. (a)	9	109
American International Group, Inc. (b)	104	2,519
Aon PLC - Class A	6	1,003
Banco do Brasil SA	62	330
Bank of America Corporation (b)	67	1,415
Bank of China Limited - Class H	915	350
Bank Rakyat Indonesia Persero Tbk PT	2,745	508
CF Finance Acquisition Corp. - Class A (a)	147	1,509
China Construction Bank Corporation - Class H	2,615	2,126
Churchill Capital Corp II - Class A (a)	17	165
CIIG Merger Corp. (a)	—	—
CIIG Merger Corp. - Class A (a)	86	837
CIT Group Inc. (b)	59	1,021
Citigroup Inc. (b)	42	1,782
Collier Creek Holdings (a)	45	465
Credicorp Ltd.	4	604
DBS Group Holdings Ltd.	107	1,383
E*TRADE Financial Corp.	134	4,610
Fellazo Inc. (a) (c)	10	104
Fintech Acquisition Corp. III - Class A (a)	71	708
Flying Eagle Acquisition Corp. - Class A (a)	2	19
Foxconn Interconnect Technology Limited	90	879
Galileo Acquisition Corp. (a)	61	594
Genworth Financial, Inc. - Class A (a)	16	53
Gigcapital2 Inc. (a)	36	355
Gordon Pointe Acquisition Corp. - Class A (a)	24	258
Gores Holdings IV, Inc. (a)	8	82
Graf Industrial Corp. (a)	211	2,142
Grid Dynamics Holdings, Inc. - Class A (a)	24	195
Groupe Bruxelles Lambert SA	30	2,321
Grupo Financiero Banorte SAB de CV - Class O	100	274
HDFC Bank Limited	139	1,574
HDFC Bank Limited - ADR (b)	22	829
Hennessy Capital Acquisition Corp. IV - Class A (a)	149	1,508
Hope Bancorp, Inc. (b)	17	137
IberiaBank Corp.	15	535
IndusInd Bank Ltd.	146	680
Industrial and Commercial Bank of China Limited - Class H	1,563	1,070
Jefferies Financial Group Inc.	158	2,164
Juniper Industrial Holdings, Inc. - Class A (a)	—	—
Juniper Industrial Holdings, Inc. - Class A (a)	166	1,597
Kaixin Auto Holdings (a)	13	11
KB Financial Group Inc.	19	528
Legg Mason, Inc. (d)	78	3,810
Leisure Acquisition Corp. (a)	9	95
Leo Holdings Corp. (a)	18	190
LF Capital Acquisition Corp. - Class A (a)	5	50
LGL Systems Acquisition Corp. (a)	92	929
LPL Financial Holdings Inc.	15	841
Megalith Financial Acquisition Corp. - Class A (a)	77	794
Merida Merger Corp. I (a)	128	1,220
Mirae Asset Daewoo Co. Ltd.	171	736
Monocle Acquisition Corporation (a)	15	149
National Energy Services Reunited Corporation (a) (e)	84	429
Nebula Acquisition Corporation - Class A (a)	34	346
Orisun Acquisition Corp. (a)	8	83
OTP Bank Plc	29	845
Ping An Insurance (Group) Co of China Ltd - Class H	276	2,701
Pivotal Investment Corporation II - Class A (a)	125	1,242
Proptech Acquisition Corporation - Class A (a)	102	1,004
Public Joint Stock Society "Sberbank of Russia" - ADR	97	908
Pure Acquisition Corp. - Class A (a)	65	673
Samsung Securities Co. Ltd.	32	773
Schultze Special Purpose Acquisition Corp. (a)	34	344
SEI Investments Co. (b)	60	2,767
Signature Bank	8	617
Spartan Energy Acquisition Corp. - Class A (a)	37	370
Subversive Capital Acquisition Corporation - Class A (a)	90	877
TD Ameritrade Holding Corporation	163	5,655
The Royal Bank of Scotland Group Public Limited Company	459	638
Thunder Bridge Acquisition II, Ltd - Class A (a)	51	492
Tuscan Holdings Corp. (a)	84	813
United Overseas Bank Ltd.	65	887
Vectoiq Acquisition Corp. (a)	38	408
Wells Fargo & Company	58	1,665
Willis Towers Watson Public Limited Company	20	3,412
Xp Incorporation - Class A (a) (b)	12	237
		78,663
Information Technology 7.1%
Accton Technology Corporation	187	995
Adyen B.V. (a)	4	3,707
Analog Devices, Inc. (b)	32	2,848
Anixter International Inc. (a)	15	1,279
Broadcom Inc.	13	3,052
Cardtronics Group Limited - Class A (a) (b)	6	134
Chenbro Micom Co., Ltd.	228	556
Chicony Electronics Co. Ltd.	210	527
ChipMOS Technologies Inc.	774	672
Cypress Semiconductor Corp. (b)	332	7,749
EPISTAR Corporation	309	262
Fitbit, Inc. - Class A (a) (d)	184	1,225
Forescout Technologies, Inc. (a)	41	1,306
Global Mixed-mode Technology Inc.	111	369
Hon Hai Precision Industry Co. Ltd.	295	679
Locaweb Servicos De Internet S.A (a)	365	1,261
LogMeIn, Inc.	44	3,641
Mellanox Technologies Ltd (a) (d)	29	3,489
Micron Technology, Inc. (a) (b)	24	1,025
Microsoft Corporation	13	2,039
NEXON Co.,Ltd.	66	1,075
NXP Semiconductors N.V.	7	568
Oracle Corporation (b)	263	12,710

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PagSeguro Digital Ltd. - Class A (a) (e)	16	307
Pegasystems Inc.	—	35
Radiant Opto-Electronics Corp.	226	584
Salesforce.Com, Inc. (a) (b)	40	5,799
Software Acquisition Group Inc. (a)	31	307
Spigen Korea Co., Ltd.	7	201
Taiwan PCB Techvest Co., Ltd.	272	258
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (b)	8	380
TE Connectivity Ltd. (b)	34	2,119
Tech Data Corp. (a)	36	4,769
Tech Mahindra Limited	116	871
Visa Inc. - Class A (b)	53	8,492
Wiwynn Corporation	51	1,178
		76,468
Health Care 4.9%
Allergan Public Limited Company	5	835
Celltrion Healthcare Co. Ltd. (a)	6	433
Celltrion Inc. (a)	4	785
Cerner Corp. (b)	122	7,699
Forty Seven, Inc. (a)	6	538
Novartis AG - ADR	84	6,888
Novo Nordisk A/S - ADR	160	9,606
Olympus Corp.	64	934
Qiagen N.V. (a)	11	478
RA Pharmaceuticals, Inc. (a)	80	3,827
Regeneron Pharmaceuticals, Inc. (a) (b)	26	12,630
Samsung Biologics Co., Ltd (a)	1	585
Wright Medical Group N.V. (a)	261	7,475
		52,713
Communication Services 4.9%
21Vianet Group, Inc. - ADR (a) (b)	30	412
Akazoo Internet and Digital Appliances Enterprises Services SA (a)	17	46
Alphabet Inc. - Class A (a)	8	9,684
Alphabet Inc. - Class C (a) (b)	7	7,937
Baidu, Inc. - Class A - ADR (a)	17	1,673
Bharti Airtel Ltd. (a)	257	1,494
Charter Communications, Inc. - Class A (a)	6	2,436
China Mobile Limited - ADR (b)	10	394
Cincinnati Bell Inc. (a)	16	233
Comcast Corporation - Class A	92	3,173
Facebook, Inc. - Class A (a)	81	13,516
Innocean Worldwide Inc.	5	201
Joyy Inc. - ADR (a) (b)	7	363
KT Corp - ADR (b)	81	627
Momo Inc. - ADR (b)	13	292
PLAY Communications S.A.	165	1,161
SoftBank Group Corp.	16	569
Sprint Corporation (a)	646	5,573
Telekom Malaysia Bhd	790	681
Tencent Holdings Limited	38	1,861
T-Mobile USA, Inc. (a) (d)	4	338
		52,664
Industrials 2.6%
Advanced Disposal Services, Inc. (a)	46	1,525
Air Canada (a)	37	415
Air Lease Corporation - Class A (b)	27	592
Autech Corporation	26	243
Bharat Electronics Limited	285	280
Bureau Veritas	—	2
Chicony Power Technology Co., Ltd.	209	362
Copa Holdings, S.A. - Class A (b)	27	1,215
CRRC Corporation Limited - Class H	971	493
Embraer S.A. - ADR (a) (b)	44	323
Expeditors International of Washington Inc. (b)	93	6,229
GEA Group AG	11	218
Howmet Aerospace Inc.	97	1,560
Jardine Strategic Holdings Ltd.	26	566
Korea Aerospace Industries, Ltd.	10	165
Kumpulan Sime Darby Berhad	1,516	588
LG Corp.	19	896
Localiza Rent A Car S/A	174	880
Samsung C&T Corporation	9	659
Taiwan Union Technology Corp.	235	948
United Technologies Corporation (b)	31	2,942
WABCO Holdings Inc. (a)	43	5,774
Wabtec Corp.	21	1,027
		27,902
Consumer Staples 2.4%
American Beverage Co Ambev - ADR (b)	1,127	2,591
Astral Foods Ltd.	39	416
Charoen Pokphand Foods Public Company Limited	722	530
Coca-Cola FEMSA, S.A.B. de C.V. - ADR (b)	7	268
Companhia Brasileira de Distribuicao	18	226
Danone - ADR	301	3,835
Distell Group Holdings Limited	64	281
Fomento Economico Mexicano SAB de CV - ADR (b)	12	733
GS Retail Co., Ltd.	27	674
Gudang Garam Tbk PT	171	431
Industrias Bachoco SAB S.A De C.V	68	193
JBS S/A	137	537
Monster Beverage 1990 Corporation (a) (b)	123	6,901
Muyuan Foods Co.,Ltd. - Class A	58	1,005
Oceana Group Limited	98	301
Procter & Gamble Co. (b)	46	5,107
The Spar Group	39	395
Ulker Biskuvi Sanayi Anonim Sirketi (a)	122	361
Wuliangye Yibin Co., Ltd. - Class A	75	1,217
		26,002
Materials 1.2%
Alpek S.A.B. de C.V. - Class I	442	160
Andina Acquisition Corp. III (a)	100	1,007
Barrick Gold Corp.	38	696
Barrick Gold Corporation (b)	100	1,834
DuPont de Nemours, Inc.	34	1,162
Glencore PLC	753	1,143
Gold Fields Ltd.	141	702
HeidelbergCement AG	26	1,112
Kenmare Resources Public Limited Company	41	104
LafargeHolcim Ltd.	63	2,303
Lecta SA (a) (c)	502	—
Lomon Billions Group Co., Ltd.	253	527
O-I Glass, Inc.	53	377
Omnova Solutions Inc. (a)	13	137
PT Indah Kiat Pulp & Paper Tbk	225	55
Sociedad Quimica Y Minera De Chile S.A. - Class B - ADR (b)	2	35
Southern Copper Corporation (b)	3	96
Univar Solutions Inc. (a)	80	858
Valencia Bidco LLC (a) (c) (f)	188	314
Yamana Gold Inc. (b)	206	567
		13,189
Energy 0.9%
Berry Corporation (Bry)	4	9
Geopark Limited (e)	19	133
Kinder Morgan, Inc.	112	1,557
McDermott International, Inc. (a) (g)	1	—
Meggitt PLC	201	722
Petroleo Brasileiro S/A Petrobras. - ADR (b)	148	812
Public Joint Stock Society "Gazprom Neft"	89	348
Public Joint Stock Society "Tatneft" Named After V.D. Tire	68	484
Reliance Industries Ltd.	27	405
Schlumberger Ltd. (b)	109	1,476
S-Oil Corp.	10	468
Tallgrass Energy, LP - Class A	155	2,559
Total SA (e)	14	518
		9,491
Real Estate 0.7%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	307	242
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	287	237
Broadmark Realty Capital Inc.	82	617
China Vanke Co., Ltd. - Class H	81	265
Cibanco, S.A., Institucion de Banca Multiple	316	264

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CIFI Holdings (Group) Co. Ltd.	414	297
Digital Realty Trust Inc.	1	207
Longfor Group Holdings Limited	73	356
Swire Pacific Ltd. - Class A	106	682
Taubman Centers Inc. (d)	94	3,938
		7,105
Utilities 0.4%
El Paso Electric Company	21	1,456
Enerjisa Enerji Anonim Sirketi	343	353
ENN Energy Holdings Ltd.	59	567
Gujarat State Petronet Limited	119	271
Indraprastha Gas Limited	105	538
Mahanagar Gas Limited	24	263
PG&E Corporation (a)	38	338
		3,786
Total Common Stocks (cost $469,970)		437,253
CORPORATE BONDS AND NOTES 23.9%
Financials 4.8%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (h)	250	173
Amigo Luxembourg S.A.
7.63%, 01/15/24, GBP (f)	331	247
Avation Capital
6.50%, 05/15/21 (h)	364	335
BAC Capital Trust XIV
4.00%, (3M USD LIBOR + 0.40%), (callable at 100 beginning 04/27/20) (i) (j)	1,540	1,225
Banca Monte dei Paschi di Siena S.p.A.
5.38%, 01/18/28, EUR (f) (i)	736	418
10.50%, 07/23/29, EUR (f)	217	167
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (f) (j)	200	212
Banco BTG Pactual S.A.
7.75%, 02/15/29 (f)	200	167
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (f) (j)	200	156
Banco Macro S.A.
6.75%, 11/04/26 (f) (i)	200	120
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/06/28) (f) (j)	200	152
7.63%, (callable at 100 beginning 01/10/28) (h) (j)	200	152
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (j)	500	494
4.38%, 04/12/28	200	205
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (j)	400	405
6.10%, (callable at 100 beginning 03/17/25) (j)	50	50
6.25%, (callable at 100 beginning 09/05/24) (j)	150	154
4.08%, 03/20/51	10	11
Barclays Bank PLC
7.63%, 11/21/22	200	205
Barclays PLC
8.00%, (callable at 100 beginning 06/15/24) (j)	270	250
8.00%, (callable at 100 beginning 12/15/20), EUR (j)	500	522
4.97%, 05/16/29 (i) (k)	210	226
BBVA Bancomer, S.A.
5.13%, 01/18/33 (f)	200	165
BBVA USA
3.88%, 04/10/25	280	262
BNP Paribas
6.13%, (callable at 100 beginning 06/17/22), EUR (f) (j)	260	265
7.38%, (callable at 100 beginning 08/19/25) (h) (j)	200	192
4.71%, 01/10/25 (h)	200	208
BPCE
2.75%, 11/30/27, EUR (f) (i)	500	543
Bracken Midco1 PLC
8.88%, 10/15/23, GBP (f) (l)	600	579
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (f)	200	172
Citigroup Inc.
5.95%, (callable at 100 beginning 05/15/25) (j)	1,080	1,046
4.60%, 03/09/26	210	223
4.45%, 09/29/27	200	208
8.13%, 07/15/39	101	160
Cooperatieve Rabobank U.A.
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (j)	400	420
Credit Agricole SA
6.50%, (callable at 100 beginning 06/23/21), EUR (f) (j)	250	261
8.13%, (callable at 100 beginning 12/23/25) (h) (j)	200	206
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (h) (j)	210	197
4.19%, 04/01/31 (h) (k)	800	820
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (f) (j) (m)	200	149
Credivalores - Crediservicios S.A.S
8.88%, 02/07/25 (h)	200	151
Danske Bank A/S
5.88%, (callable at 100 beginning 04/06/22), EUR (f) (j)	460	485
5.00%, 01/12/22 (h)	200	205
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (h)	200	140
EA Partners II B.V.
0.00%, 06/01/21 (a) (f) (n)	490	221
Element Fleet Management Corp.
4.25%, 06/30/20 - 06/30/24, CAD (k)	1,554	1,153
Encore Capital Group, Inc.
2.88%, 03/15/21 (b) (k)	1,108	995
3.25%, 03/15/22 (b) (k)	2,261	1,986
3.25%, 10/01/25 (b) (h) (k)	602	479
Energuate Trust
5.88%, 05/03/27 (f)	200	193
EZCORP, Inc.
2.88%, 07/01/24 (b) (k)	884	689
2.38%, 05/01/25 (b) (k)	479	354
Financiera Independencia SAB de CV SOFOM ENR
8.00%, 07/19/24 (f)	200	138
Gilex Holding SARL
8.50%, 05/02/23 (f)	200	181
Glencore Funding LLC
4.13%, 03/12/24 (h)	290	271
3.88%, 10/27/27 (h)	110	99
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (h) (l)	1,488	958
Grupo Financiero Santander Mexico, S.A. de C.V.
8.50%, (callable at 100 beginning 01/20/22) (j)	200	197
Haya Finance 2017 SA.
5.25%, 11/15/22, EUR (f)	921	662
Hope Bancorp, Inc.
2.00%, 05/15/38 (b) (k)	1,497	1,241
HSBC Holdings PLC
6.50%, (callable at 100 beginning 03/23/28) (j) (k)	200	187
4.58%, 06/19/29 (k)	600	635
IIP Operating Partnership, LP
3.75%, 02/21/24 (b) (h) (k)	1,524	1,831
ING Groep N.V.
6.75%, (callable at 100 beginning 04/16/24) (f) (j)	870	750
2.50%, 02/15/29, EUR (f) (i)	300	324
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (f) (j)	500	483

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
7.75%, (callable at 100 beginning 01/11/27), EUR (f) (j)	600	606
JPMorgan Chase & Co.
4.20%, 07/23/29	60	66
KBC Groep
1.88%, 03/11/27, EUR (f) (i)	300	322
Level 3 Financing, Inc.
4.63%, 09/15/27 (h)	342	342
Morgan Stanley
4.43%, 01/23/30	10	11
5.60%, 03/24/51	20	28
Mulhacen Pte. Ltd.
6.50%, 08/01/23, EUR (f) (l)	872	346
NatWest Markets N.V.
5.75%, (callable at 100 beginning 09/22/20), EUR (f) (j)	600	602
NatWest Markets PLC
5.13%, 05/28/24	380	380
Nesco Holdings, Inc.
10.00%, 08/01/24 (h)	650	592
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (h)	200	134
PennyMac Corp.
5.50%, 11/01/24 (b) (h) (k)	1,399	868
Petrobras Global Finance B.V.
7.38%, 01/17/27	280	287
6.00%, 01/27/28	50	48
6.90%, 03/19/49	200	195
6.85%, 06/05/15	640	607
PRA Group, Inc.
3.00%, 08/01/20 (b) (k)	1,743	1,683
Raymond James Financial, Inc.
4.65%, 04/01/30	210	219
Redwood Trust, Inc.
4.75%, 08/15/23 (b) (k)	2,380	1,558
RKP Overseas Finance 2016 (A) Limited
7.95%, (callable at 100 beginning 02/17/22) (f) (j)	200	171
Santander UK Group Holdings PLC
5.63%, 09/15/45 (h)	200	225
Societe Generale
6.75%, (callable at 100 beginning 04/06/28) (h) (j)	709	592
2.50%, 09/16/26, EUR (f) (i)	500	537
Springleaf Finance Corporation
7.13%, 03/15/26	215	212
6.63%, 01/15/28	150	142
5.38%, 11/15/29	132	122
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (h)	150	162
The Goldman Sachs Group, Inc.
4.00%, (3M USD LIBOR + 0.77%), (callable at 100 beginning 05/11/20) (i) (j)	31	23
4.22%, 05/01/29	40	42
6.75%, 10/01/37	190	251
5.15%, 05/22/45	490	566
4.75%, 10/21/45	260	310
The PRA Group, Inc.
3.50%, 06/01/23 (b) (k)	2,171	1,906
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (i) (k)	400	407
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (f)	200	140
UBS Group Funding (Switzerland) AG
5.75%, (callable at 100 beginning 02/19/22), EUR (f) (j)	200	215
7.00%, (callable at 100 beginning 02/19/25) (f) (j)	200	182
7.00%, (callable at 100 beginning 01/31/24) (h) (j)	200	187
UniCredit S.p.A.
6.63%, (callable at 100 beginning 06/03/23), EUR (f) (j)	1,670	1,426
7.50%, (callable at 100 beginning 06/03/26), EUR (f) (j)	200	199
6.57%, 01/14/22 (h)	350	356
7.30%, 04/02/34 (h) (k)	1,088	1,094
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (f) (j)	200	134
UPCB Finance VII Limited
3.63%, 06/15/29, EUR (f)	553	551
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (h)	200	203
Vishay Intertechnology, Inc.
2.25%, 06/15/25 (b) (k)	1,401	1,250
Wachovia Capital Trust III
5.57%, (3M USD LIBOR + 0.93%), (callable at 100 beginning 05/11/20) (i) (j)	2,105	2,047
Wand Merger Corporation
9.13%, 07/15/26 (h)	568	516
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (j)	101	103
3.55%, 09/29/25	60	63
4.30%, 07/22/27	150	158
2.88%, 10/30/30	80	78
4.48%, 04/04/31	40	45
4.65%, 11/04/44	120	135
4.40%, 06/14/46	180	196
4.75%, 12/07/46	50	55
5.01%, 04/04/51	490	622
Ziggo B.V.
4.88%, 01/15/30 (h)	398	389
		52,036
Health Care 4.5%
AbbVie Inc.
2.95%, 11/21/26 (h)	140	143
4.05%, 11/21/39 (h)	310	323
Aerie Pharmaceuticals, Inc.
1.50%, 10/01/24 (b) (h) (k)	1,559	1,384
Allscripts Healthcare Solutions, Inc.
0.88%, 01/01/27 (b) (h) (k)	1,474	1,100
Apellis Pharmaceuticals, Inc.
3.50%, 09/15/26 (b) (h) (k)	1,023	1,066
Aphria Inc.
5.25%, 06/01/24 (b) (h) (k)	1,567	1,004
Aurora Cannabis Inc.
5.50%, 02/28/24 (b) (k)	2,243	1,088
Bausch Health Companies Inc.
7.00%, 03/15/24 (h)	60	62
6.13%, 04/15/25 (h)	403	399
5.50%, 11/01/25 (h)	160	162
9.00%, 12/15/25 (h)	640	674
9.25%, 04/01/26 (h)	570	600
8.50%, 01/31/27 (h)	720	753
5.00%, 01/30/28 (h)	382	362
7.25%, 05/30/29 (h)	330	343
5.25%, 01/30/30 (h)	412	390
Becton, Dickinson and Company
3.70%, 06/06/27	177	180
Bridgebio Pharma, Inc.
2.50%, 03/15/27 (b) (h) (k)	1,849	1,737
Canopy Growth Corporation
4.25%, 07/15/23, CAD (b) (h) (k)	2,282	1,368
Centene Corporation
4.75%, 01/15/25 (h)	40	41
4.25%, 12/15/27 (h)	850	857
Centene Escrow I Corporation
5.38%, 06/01/26 (h)	70	72
Collegium Pharmaceutical, Inc.
2.63%, 02/15/26 (b) (k)	802	717
CommonSpirit Health
4.35%, 11/01/42	130	128
3.82%, 10/01/49	60	61
Community Health Systems, Inc.
6.63%, 02/15/25 (h)	254	238
8.00%, 03/15/26 (h)	339	322

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CVS Health Corporation
4.30%, 03/25/28	30	32
4.78%, 03/25/38	90	99
4.13%, 04/01/40	80	81
5.05%, 03/25/48	570	643
4.25%, 04/01/50	10	10
Cytokinetics, Incorporated
4.00%, 11/15/26 (b) (k)	329	424
Evolent Health, Inc.
1.50%, 10/15/25 (b) (k)	632	409
Exact Sciences Corporation
0.38%, 03/15/27 - 03/01/28 (b) (k)	1,233	998
Flexion Therapeutics, Inc.
3.38%, 05/01/24 (b) (k)	1,178	935
Hackensack Meridian Health, Inc.
4.21%, 07/01/48	90	100
Halozyme Therapeutics, Inc.
1.25%, 12/01/24 (b) (h) (k)	1,268	1,241
HCA Inc.
7.69%, 06/15/25	50	52
5.25%, 06/15/26	60	65
4.50%, 02/15/27	50	51
5.63%, 09/01/28	10	11
5.50%, 06/15/47	10	11
Horizon Pharma Investment Limited
2.50%, 03/15/22 (b) (k)	1,682	1,948
Innoviva, Inc.
2.13%, 01/15/23 (b) (k)	1,682	1,568
Insmed Incorporated
1.75%, 01/15/25 (b) (k)	1,267	1,064
Integra LifeSciences Holdings Corporation
0.50%, 08/15/25 (b) (h) (k)	1,014	894
Intercept Pharmaceuticals, Inc.
3.25%, 07/01/23 (b) (k)	808	651
2.00%, 05/15/26 (b) (k)	843	738
Ironwood Pharmaceuticals, Inc.
2.25%, 06/15/22 (b) (k)	1,132	1,187
1.50%, 06/15/26 (b) (h) (k)	1,348	1,364
Karyopharm Therapeutics Inc.
3.00%, 10/15/25 (b) (k)	960	1,393
Kinetic Concepts, Inc.
12.50%, 11/01/21 (h)	2,715	2,725
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (h)	404	387
NanoString Technologies, Inc.
2.63%, 03/01/25 (b) (h) (k)	764	651
Neurocrine Biosciences, Inc.
2.25%, 05/15/24 (b) (k)	716	914
NuVasive, Inc.
2.25%, 03/15/21 (b) (k)	836	877
0.38%, 03/15/25 (b) (h) (k)	424	360
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (h)	105	91
Pacira Biosciences, Inc.
2.38%, 04/01/22 (b) (k)	857	824
Radiology Partners, Inc.
9.25%, 02/01/28 (h)	230	205
Radius Health, Inc.
3.00%, 09/01/24 (b) (k)	723	513
Repligen Corporation
0.38%, 07/15/24 (b) (k)	1,014	1,067
Revance Therapeutics, Inc.
1.75%, 02/15/27 (b) (h) (k)	803	643
Rossini S.a r.l.
3.88%, (3M EURIBOR + 3.88%), 10/30/25, EUR (f) (i)	370	353
Tabula Rasa Healthcare, Inc.
1.75%, 02/15/26 (b) (h) (k)	1,268	1,248
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	22	21
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	90	86
7.13%, 01/31/25 (h)	597	591
3.15%, 10/01/26	18	15
4.10%, 10/01/46	720	533
Teva Pharmaceutical Industries Ltd
3.65%, 11/10/21	20	19
2.95%, 12/18/22	194	179
Theravance Biopharma Inc.
3.25%, 11/01/23 (b) (k)	803	770
Tilray, Inc.
5.00%, 10/01/23 (b) (k)	2,375	756
Willis-Knighton Medical Center
4.81%, 09/01/48	60	73
Wright Medical Group N.V.
2.25%, 11/15/21 (b) (k)	1,467	2,014
Wright Medical Group, Inc.
1.63%, 06/15/23 (b) (k)	493	492
		47,950
Information Technology 4.3%
8X8, Inc.
0.50%, 02/01/24 (b) (k)	1,400	1,229
Alteryx, Inc.
0.50%, 08/01/24 (b) (h) (k)	1,769	1,599
Avaya Holdings Corp.
2.25%, 06/15/23 (b) (k)	1,521	1,228
Banff Merger Sub Inc.
8.38%, 09/01/26, EUR (f)	340	348
Benefitfocus.Com, Inc.
1.25%, 12/15/23 (b) (k)	394	311
Blackline, Inc.
0.13%, 08/01/24 (b) (h) (k)	1,267	1,239
Cardtronics, Inc.
1.00%, 12/01/20 (b) (k)	3,453	3,229
Coupa Software Incorporated
0.13%, 06/15/25 (b) (h) (k)	1,279	1,464
Cree, Inc.
0.88%, 09/01/23 (b) (k)	1,178	1,085
CSG Systems International, Inc.
4.25%, 03/15/36 (b) (k)	1,276	1,329
Enphase Energy, Inc.
1.00%, 06/01/24 (b) (h) (k)	567	977
Everbridge, Inc.
0.13%, 12/15/24 (b) (h) (k)	1,299	1,499
Flexential Intermediate Corporation
11.25%, 08/01/24 (h)	225	204
I3 Verticals, LLC
1.00%, 02/15/25 (b) (h) (k)	971	783
II-VI Incorporated
0.25%, 09/01/22 (b) (k)	1,521	1,396
Impinj, Inc.
2.00%, 12/15/26 (b) (h) (k)	563	457
Infinera Corporation
2.13%, 09/01/24 (b) (k)	866	742
Intel Corporation
4.60%, 03/25/40	10	12
4.75%, 03/25/50	150	198
4.95%, 03/25/60	30	42
J2 Cloud Services, LLC
1.75%, 11/01/26 (b) (h) (k)	737	672
KBR, Inc.
2.50%, 11/01/23 (b) (k)	1,341	1,402
Knowles Corporation
3.25%, 11/01/21 (b) (k)	1,279	1,297
LivePerson, Inc.
0.75%, 03/01/24 (b) (h) (k)	1,534	1,403
Microchip Technology Incorporated
1.63%, 02/15/27 (b) (k)	1,267	1,308
Microsoft Corporation
3.30%, 02/06/27	230	255
3.70%, 08/08/46	90	107
New Relic, Inc.
0.50%, 05/01/23 (b) (k)	855	722
Nuance Communications, Inc.
1.00%, 12/15/35 (b) (k)	2,551	2,441
Nutanix, Inc.
0.00%, 01/15/23 (b) (k) (o)	1,375	1,106
NVIDIA Corporation
3.50%, 04/01/40 - 04/01/50	70	75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
3.70%, 04/01/60	20	21
Osi Systems, Inc.
1.25%, 09/01/22 (b) (k)	1,266	1,185
Palo Alto Networks, Inc.
0.75%, 07/01/23 (b) (k)	1,673	1,611
Pegasystems Inc.
0.75%, 03/01/25 (b) (h) (k)	84	74
Perficient, Inc.
2.38%, 09/15/23 (b) (k)	643	621
Pluralsight, Inc.
0.38%, 03/01/24 (b) (h) (k)	1,520	1,122
PROS Holdings, Inc.
1.00%, 05/15/24 (b) (h) (k)	664	574
Pure Storage, Inc.
0.13%, 04/15/23 (b) (k)	933	806
Rambus Inc.
1.38%, 02/01/23 (b) (k)	509	492
Rapid7, Inc.
1.25%, 08/01/23 (b) (k)	1,240	1,498
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (h)	2,253	2,393
SailPoint Technologies Holdings, Inc.
0.13%, 09/15/24 (b) (h) (k)	1,119	968
SMART Global Holdings, Inc.
2.25%, 02/15/26 (b) (h) (k)	1,267	1,114
Square, Inc.
0.13%, 03/01/25 (b) (h) (k)	243	210
Synaptics Incorporated
0.50%, 06/15/22 (b) (k)	1,394	1,446
TTM Technologies, Inc.
1.75%, 12/15/20 (b) (k)	393	445
Western Digital Corporation
1.50%, 02/01/24 (b) (k) (p)	600	530
Workiva Inc.
1.13%, 08/15/26 (b) (h) (k)	823	660
		45,929
Communication Services 3.8%
Altice Financing S.A.
3.00%, 01/15/28, EUR (h)	387	375
5.00%, 01/15/28 (h)	413	371
Altice Finco S.A.
4.75%, 01/15/28, EUR (f)	419	379
Altice France
2.50%, 01/15/25, EUR (h)	449	461
10.50%, 05/15/27 (h)	830	877
6.00%, 02/15/28 (h)	210	183
Altice France Holding S.A.
8.13%, 02/01/27 (h)	870	907
Bandwidth Inc.
0.25%, 03/01/26 (b) (h) (k)	1,008	976
Banijay Group
6.50%, 03/01/26, EUR (h)	608	526
CCO Holdings, LLC
5.38%, 05/01/25 - 06/01/29 (h)	959	987
5.75%, 02/15/26 (h)	10	10
5.13%, 05/01/27 (h)	50	50
4.50%, 05/01/32 (h)	556	542
Charter Communications Operating, LLC
4.20%, 03/15/28	220	223
5.05%, 03/30/29	110	118
5.38%, 04/01/38	90	99
4.80%, 03/01/50	10	10
6.83%, 10/23/55	230	276
Cincinnati Bell Inc.
7.00%, 07/15/24 (h)	870	875
Comcast Corporation
4.15%, 10/15/28	60	67
3.40%, 04/01/30	40	43
3.75%, 04/01/40	10	11
4.70%, 10/15/48	10	13
3.45%, 02/01/50	40	43
CSC Holdings, LLC
6.50%, 02/01/29 (h)	200	216
5.75%, 01/15/30 (h)	941	954
DISH DBS Corporation
5.88%, 11/15/24	40	39
7.75%, 07/01/26	10	10
Fox Corporation
4.71%, 01/25/29	140	154
5.48%, 01/25/39	70	81
5.58%, 01/25/49	20	24
Frontier Communications Corporation
8.00%, 04/01/27 (h)	473	466
IAC Financeco 3, Inc.
2.00%, 01/15/30 (b) (h) (k)	631	579
IAC Financeco, Inc.
0.88%, 06/15/26 (b) (h) (k)	526	483
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (h)	320	202
iQIYI, Inc.
2.00%, 04/01/25 (b) (h) (k)	841	732
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (h)	806	804
Liberty Latin America Ltd.
2.00%, 07/15/24 (b) (h) (k)	1,268	997
Liberty Media Corporation
4.00%, 11/15/29 (b) (k)	1,842	1,290
3.75%, 02/15/30 (b) (k)	643	456
2.25%, 12/01/48 (b) (h) (k)	2,234	2,125
2.75%, 12/01/49 (b) (h) (k)	2,154	1,845
Live Nation Entertainment, Inc.
2.50%, 03/15/23 (b) (k)	201	190
2.00%, 02/15/25 (b) (h) (k)	1,951	1,560
Millicom International Cellular SA
6.25%, 03/25/29 (f)	200	183
Myriad International Holdings B.V.
4.85%, 07/06/27 (h)	350	335
Netflix, Inc.
3.63%, 06/15/30, EUR (f)	770	827
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (h) (j)	200	157
NII Holdings, Inc.
4.25%, 08/15/23 (h) (k)	2,276	2,463
OI S.A. - In Judicial Reorganization
10.00%, 07/27/25 (l)	200	136
SEA, Ltd.
1.00%, 12/01/24 (b) (h) (k)	1,013	1,129
Sinclair Television Group, Inc.
5.50%, 03/01/30 (h)	957	792
Snap Inc.
0.75%, 08/01/26 (b) (h) (k)	1,267	1,105
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	20	25
Sprint Capital Corporation
8.75%, 03/15/32	40	53
Sprint Communications, Inc.
11.50%, 11/15/21	60	66
Sprint Corporation
7.88%, 09/15/23	20	22
7.25%, 02/01/28 (h)	60	60
Summer (BC) Holdco B S.a r.l.
5.75%, 10/31/26, EUR (f)	431	397
TEGNA Inc.
5.00%, 09/15/29 (h)	944	850
Telesat Canada
6.50%, 10/15/27 (h)	480	465
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (h)	952	815
T-Mobile USA, Inc.
6.50%, 01/15/24	2,586	2,626
6.38%, 03/01/25	174	178
Twitter, Inc.
0.25%, 06/15/24 (b) (k)	884	793
Uber Technologies, Inc.
8.00%, 11/01/26 (h)	73	73
UPC Holding B.V.
3.88%, 06/15/29, EUR (f)	404	388

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Verizon Communications Inc.
4.50%, 08/10/33	20	24
4.13%, 08/15/46	160	187
4.00%, 03/22/50	20	24
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (f)	200	183
YPSO Finance BIS S.A.
8.00%, 05/15/27, EUR (h)	554	603
4.00%, 02/15/28, EUR (h)	172	157
YY, Inc.
0.75%, 06/15/25 (b) (h) (k)	1,008	908
Zillow Group, Inc.
2.00%, 12/01/21 (b) (k)	1,204	1,216
1.50%, 07/01/23 (b) (k)	1,268	1,066
0.75%, 09/01/24 (b) (h) (k)	1,014	1,046
		40,981
Consumer Discretionary 1.3%
Amazon.com, Inc.
4.95%, 12/05/44	40	55
4.05%, 08/22/47	510	653
4.25%, 08/22/57	630	848
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	50	42
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (h)	178	152
4.75%, 03/01/30 (h)	178	152
Banijay Entertainment
3.50%, 03/01/25, EUR (h)	539	533
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (h)	879	763
California Institute of Technology
3.65%, 09/01/19	90	92
Carvana Co.
8.88%, 10/01/23 (h)	404	386
Chegg, Inc.
0.13%, 03/15/25 (b) (h) (k)	286	274
Dealer Tire, LLC
8.00%, 02/01/28 (h)	671	537
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (h)	512	426
Hanesbrands Inc.
4.63%, 05/15/24 (h)	80	79
Huazhu Group Limited
0.38%, 11/01/22 (b) (k)	558	528
Las Vegas Sands Corp.
3.20%, 08/08/24	150	135
LHMC Finco 2 S.A R.L.
7.25%, 10/02/25, EUR (f) (l)	299	126
Lowe`s Companies, Inc.
4.50%, 04/15/30	30	33
5.13%, 04/15/50	40	48
Luckin Coffee Inc.
0.75%, 01/15/25 (b) (h) (k)	2,090	1,588
Marriott Vacations Worldwide Corporation
1.50%, 09/15/22 (b) (k)	1,520	1,200
McDonald's Corporation
4.20%, 04/01/50	30	33
QVC, Inc.
4.75%, 02/15/27	735	651
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (h)	50	50
RH
0.00%, 09/15/24 (b) (h) (k) (o)	821	612
Sands China Ltd.
5.13%, 08/08/25 (m)	200	188
Scientific Games International, Inc.
5.50%, 02/15/26, EUR (f)	416	311
8.25%, 03/15/26 (h)	333	213
7.00%, 05/15/28 (h)	239	148
Stars Group Holdings B.V.
7.00%, 07/15/26 (h)	304	288
Taylor Morrison Communities, Inc.
5.88%, 01/31/25 (h)	70	65
Tesla Inc.
5.30%, 08/15/25 (h)	390	365
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (h)	1,050	986
Wayfair Inc.
0.38%, 09/01/22 (b) (k)	1,138	866
Wesleyan University
4.78%, 07/01/16	60	77
Winnebago Industries, Inc.
1.50%, 04/01/25 (b) (h) (k)	1,047	822
		14,325
Industrials 1.3%
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (h)	619	552
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (f)	200	133
Air Transport Services Group, Inc.
1.13%, 10/15/24 (b) (k)	1,812	1,536
Atlas Air Worldwide Holdings, Inc.
1.88%, 06/01/24 (b) (k)	1,992	1,623
Bombardier Inc.
7.50%, 03/15/25 (h)	323	227
F-Brasile S.P.A.
7.38%, 08/15/26 (h)	400	387
General Electric Capital Corporation
6.15%, 08/07/37	230	270
5.88%, 01/14/38	200	237
6.88%, 01/10/39	150	189
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (j)	206	170
Global A&T Electronics Ltd.
8.50%, 01/12/23	914	741
Herc Holdings Inc.
5.50%, 07/15/27 (h)	660	614
JSL Europe SA
7.75%, 07/26/24 (f)	200	149
Kaman Corporation
3.25%, 05/01/24 (b) (k)	1,521	1,434
LATAM Finance Limited
7.00%, 03/01/26 (f)	200	91
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (h)	563	472
Onorato Armatori S.p.A.
0.00%, 02/15/23, EUR (a) (f) (n)	126	44
Park Aerospace Holdings Limited
5.25%, 08/15/22 (h)	50	44
4.50%, 03/15/23 (h)	20	17
5.50%, 02/15/24 (h)	50	41
Patrick Industries, Inc.
1.00%, 02/01/23 (b) (k)	1,407	1,068
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (h)	40	39
Team, Inc.
5.00%, 08/01/23 (b) (k)	1,415	1,041
The Boeing Company
2.70%, 02/01/27	70	64
3.25%, 02/01/35	190	164
3.55%, 03/01/38	20	17
The Greenbrier Companies, Inc.
2.88%, 02/01/24 (b) (k)	973	789
TransDigm Inc.
6.25%, 03/15/26 (h)	618	615
5.50%, 11/15/27 (h)	565	508
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (h)	278	277
United Rentals (North America), Inc.
5.88%, 09/15/26	70	71
6.50%, 12/15/26	20	20
3.88%, 11/15/27	20	19
5.25%, 01/15/30	100	100
XPO Cnw, Inc.
6.70%, 05/01/34	170	144
		13,907

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Energy 1.1%
Apache Corporation
4.38%, 10/15/28	30	16
5.10%, 09/01/40	210	93
4.75%, 04/15/43	300	133
4.25%, 01/15/44	170	74
Blue Racer Midstream, LLC
6.13%, 11/15/22 (h)	110	83
Cameron LNG, LLC
3.30%, 01/15/35 (h)	180	156
3.70%, 01/15/39 (h)	100	86
Canacol Energy Ltd.
7.25%, 05/03/25 (f)	200	164
Cimarex Energy Co.
3.90%, 05/15/27	10	7
Citgo Petroleum Corporation
6.25%, 08/15/22 (h)	871	812
Compania General de Combustibles S.A.
9.50%, 11/07/21 (f)	200	149
Concho Resources Inc.
4.85%, 08/15/48	110	83
Continental Resources, Inc.
4.38%, 01/15/28	10	5
4.90%, 06/01/44	140	61
DCP Midstream, LLC
6.45%, 11/03/36 (h)	40	19
DCP Midstream, LP
7.38%, (callable at 100 beginning 12/15/22) (j)	80	18
6.75%, 09/15/37 (h)	130	65
Devon Energy Corporation
5.85%, 12/15/25	190	154
5.00%, 06/15/45	20	13
Diamondback Energy, Inc.
3.25%, 12/01/26	40	28
Ecopetrol S.A.
5.38%, 06/26/26	50	49
5.88%, 05/28/45	210	186
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (h)	1,014	685
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (j)	140	85
7.13%, (callable at 100 beginning 05/15/30) (j)	130	79
5.00%, 05/15/50	80	62
Enterprise Products Operating LLC
4.15%, 10/16/28	20	20
6.13%, 10/15/39	60	64
6.45%, 09/01/40	80	83
5.95%, 02/01/41	40	42
5.10%, 02/15/45	50	50
4.25%, 02/15/48	60	56
5.38%, 02/15/78	70	49
Exxon Mobil Corporation
4.11%, 03/01/46	130	152
4.33%, 03/19/50	120	145
Geopark Limited
6.50%, 09/21/24 (f)	200	114
Global Partners LP
7.00%, 08/01/27	256	190
Gran Tierra Energy Inc.
7.75%, 05/23/27 (h)	200	64
Gulfport Energy Corporation
6.63%, 05/01/23	93	26
6.00%, 10/15/24	180	44
6.38%, 05/15/25 - 01/15/26	174	40
Halliburton Company
3.80%, 11/15/25	2	2
4.85%, 11/15/35	150	118
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	60	59
4.25%, 09/01/24	60	59
6.95%, 01/15/38	10	11
6.50%, 09/01/39	40	41
6.55%, 09/15/40	100	104
6.38%, 03/01/41	110	111
Kinder Morgan, Inc.
5.30%, 12/01/34	130	125
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (f)	200	117
MEG Energy Corp.
7.13%, 02/01/27 (h)	647	322
MPLX LP
4.88%, 12/01/24 - 06/01/25	220	185
4.80%, 02/15/29	60	52
5.20%, 03/01/47	80	64
4.70%, 04/15/48	110	85
5.50%, 02/15/49	130	110
Noble Energy, Inc.
3.85%, 01/15/28	150	106
Oasis Petroleum Inc.
6.88%, 03/15/22 - 01/15/23	67	14
Occidental Petroleum Corporation
2.60%, 08/13/21	40	32
6.95%, 07/01/24	120	69
2.90%, 08/15/24	80	44
5.55%, 03/15/26	20	11
3.20%, 08/15/26	80	38
6.20%, 03/15/40	90	41
4.50%, 07/15/44	100	41
4.63%, 06/15/45	60	26
6.60%, 03/15/46	140	73
4.40%, 04/15/46	20	8
4.10%, 02/15/47	20	8
4.20%, 03/15/48	20	8
Parkland Fuel Corporation
5.88%, 07/15/27 (h)	607	569
Petroleos Mexicanos
6.38%, 01/23/45	320	195
Range Resources Corporation
5.88%, 07/01/22	19	14
5.00%, 03/15/23	80	58
4.88%, 05/15/25	100	57
Rockies Express Pipeline LLC
6.88%, 04/15/40 (h)	110	66
Schlumberger Holdings Corporation
4.00%, 12/21/25 (h)	180	164
SEACOR Holdings Inc.
3.25%, 05/15/30 (b) (k)	295	226
SFL Corporation Ltd.
5.75%, 10/15/21 (b) (k)	1,693	1,510
Targa Resource Corporation
4.25%, 11/15/23	270	232
5.38%, 02/01/27	10	8
5.50%, 03/01/30 (h)	20	15
Tecila Sociedad Anonima
8.50%, 07/28/25 (f)	50	26
Teine Energy Ltd.
6.88%, 09/30/22 (h)	60	55
The Williams Companies, Inc.
7.50%, 01/15/31	40	44
8.75%, 03/15/32	190	208
5.75%, 06/24/44	220	210
Transcontinental Gas Pipe Line Company, LLC
7.85%, 02/01/26	170	182
Transocean Poseidon Limited
6.88%, 02/01/27 (h)	533	427
Western Midstream Operating, LP
3.10%, 02/01/25 (m)	30	15
3.95%, 06/01/25	90	46
4.65%, 07/01/26	10	5
4.50%, 03/01/28	100	45
4.75%, 08/15/28	110	52
4.05%, 02/01/30 (m)	180	76
5.45%, 04/01/44	200	72
5.30%, 03/01/48	60	22
5.50%, 08/15/48	150	56
Williams Partners L.P.
3.75%, 06/15/27	170	155
6.30%, 04/15/40	70	70
5.10%, 09/15/45	10	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
WPX Energy, Inc.
8.25%, 08/01/23	170	125
5.25%, 10/15/27	50	28
4.50%, 01/15/30	60	33
		11,664
Materials 1.0%
Anglo American Capital PLC
3.63%, 09/11/24 (h)	200	188
ArcelorMittal
3.60%, 07/16/24	170	154
6.13%, 06/01/25	60	59
4.55%, 03/11/26	50	45
BHP Billiton Finance (USA) Limited
6.75%, 10/19/75 (h) (i)	200	212
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (h)	200	138
C10 Capital (SPV) Limited
6.65%, (3M USD LIBOR + 4.71%), (callable at 100 beginning 06/30/20) (f) (i) (j)	200	149
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (h)	656	585
CSN Islands XII Corp
7.00%, (callable at 100 beginning 06/23/20) (f) (j)	200	116
Endeavour Mining Corporation
3.00%, 02/15/23 (b) (h) (k)	842	788
First Majestic Silver Corp.
1.88%, 03/01/23 (b) (k)	1,203	1,229
First Quantum Minerals Ltd
7.25%, 05/15/22 (h)	748	669
6.50%, 03/01/24 (h)	670	559
7.50%, 04/01/25 (h)	500	420
Freeport-McMoRan Inc.
4.55%, 11/14/24	10	9
5.45%, 03/15/43	200	179
Klabin Austria GmbH
7.00%, 04/03/49 (f)	200	183
KME AG
6.75%, 02/01/23, EUR (f)	860	474
Mineral Resources Limited
8.13%, 05/01/27 (h)	423	407
Novelis Corporation
4.75%, 01/30/30 (h)	377	338
Paper Industries Financing
6.00%, (3M EURIBOR + 6.00%), 03/01/25, EUR (h) (i)	333	294
0.25%, (3M EURIBOR + 0.25%), 02/04/28, EUR (h) (i) (l)	167	203
Pretium Resources Inc.
2.25%, 03/15/22 (b) (k)	1,259	1,147
Resolute Forest Products Inc.
5.88%, 05/15/23	987	788
Silgan Holdings Inc.
2.25%, 06/01/28, EUR (f)	290	279
SSR Mining Inc.
2.50%, 04/01/39 (b) (k)	1,001	973
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (h)	200	78
Yamana Gold Inc.
4.63%, 12/15/27	100	100
		10,763
Consumer Staples 0.9%
Altria Group, Inc.
4.40%, 02/14/26	40	41
4.80%, 02/14/29	150	156
5.80%, 02/14/39	100	110
6.20%, 02/14/59	330	373
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	270	284
Anheuser-Busch InBev Worldwide Inc.
5.55%, 01/23/49	480	564
5.80%, 01/23/59	40	49
BAT Capital Corp.
4.70%, 04/02/27	900	918
3.56%, 08/15/27	110	105
4.54%, 08/15/47	190	174
Camposol SA
6.00%, 02/04/27 (h)	150	116
Cott Holdings Inc.
5.50%, 04/01/25 (h)	40	39
Herbalife Nutrition Ltd.
2.63%, 03/15/24 (b) (k)	2,534	2,045
JBS Investments II GmbH
5.75%, 01/15/28 (h)	238	231
Lamb Weston Holdings, Inc.
4.88%, 11/01/26 (h)	40	41
Minerva Luxembourg S.A.
5.88%, 01/19/28 (f)	200	177
NBM US Holdings Inc
7.00%, 05/14/26 (h)	200	181
Post Holdings, Inc.
5.50%, 12/15/29 (h)	461	479
Pyxus International, Inc.
8.50%, 04/15/21 (h)	95	84
Safeway Inc.
5.88%, 02/15/28 (h)	445	453
4.88%, 02/15/30 (h)	550	544
Sysco Corporation
5.95%, 04/01/30 (m)	160	169
6.60%, 04/01/40 - 04/01/50 (m)	225	243
The Chefs' Warehouse, Inc.
1.88%, 12/01/24 (b) (h) (k)	1,697	1,017
The Procter & Gamble Company
3.00%, 03/25/30	40	44
3.55%, 03/25/40	10	12
3.60%, 03/25/50	10	12
Turning Point Brands, Inc.
2.50%, 07/15/24 (b) (h) (k)	1,552	1,130
Walnut Bidco PLC
9.13%, 08/01/24 (f)	200	156
		9,947
Utilities 0.5%
AES Gener S.A.
7.13%, 03/26/79 (f)	200	155
Calpine Corporation
4.50%, 02/15/28 (h)	889	861
Capex SA
6.88%, 05/15/24 (f)	100	62
Cometa Energia SA de CV
6.38%, 04/24/35 (f)	194	179
Enel Finance International SA
6.00%, 10/07/39 (h)	150	164
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (f)	215	213
FirstEnergy Corp.
3.90%, 07/15/27	320	323
7.38%, 11/15/31	660	879
NRG Energy, Inc.
2.75%, 06/01/48 (b) (k)	1,023	986
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (f)	184	168
Talen Energy Supply, LLC
6.63%, 01/15/28 (h)	890	758
Vistra Operations Company LLC
3.70%, 01/30/27 (h)	342	306
5.00%, 07/31/27 (h)	176	179
		5,233
Real Estate 0.4%
Agile Group Holdings Limited
7.75%, (callable at 100 beginning 05/25/25) (f) (j)	200	167
Arbor Realty Trust, Inc.
4.75%, 11/01/22 (b) (h) (k)	1,647	1,367
Brookfield Property REIT Inc.
5.75%, 05/15/26 (h)	292	237
Realogy Group LLC
9.38%, 04/01/27 (h)	477	402
Redfin Corporation
1.75%, 07/15/23 (b) (k)	1,632	1,490

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SBA Communications Corporation
3.88%, 02/15/27 (h)	882	885
Yuzhou Properties Company Limited
8.30%, 05/27/25 (f)	200	166
		4,714
Total Corporate Bonds And Notes (cost $290,633)		257,449
GOVERNMENT AND AGENCY OBLIGATIONS 11.3%
Sovereign 3.6%
Abu Dhabi, Government of
4.13%, 10/11/47 (h)	360	389
3.13%, 09/30/49 (h)	800	738
Commonwealth of Australia
3.00%, 03/21/47, AUD (f)	820	654
Gobierno de la Provincia de Buenos Aires
7.88%, 06/15/27 (h)	310	78
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 11/23/34 - 11/13/42, MXN	118,650	4,917
8.00%, 11/07/47, MXN	75,340	3,187
International Bank for Reconstruction and Development
8.40%, 10/12/21, IDR	2,900,000	182
Kuwait, Government of
3.50%, 03/20/27 (h)	200	208
Ministry of Finance of the Russian Federation
7.75%, 09/16/26, RUB	20,050	272
7.95%, 10/07/26, RUB	20,060	274
8.15%, 02/03/27, RUB	152,933	2,131
7.05%, 01/19/28, RUB	203,210	2,662
6.90%, 05/23/29, RUB	43,000	558
7.65%, 04/10/30, RUB	26,080	356
7.25%, 05/10/34, RUB	80,240	1,068
7.70%, 03/23/33 - 03/16/39, RUB	203,866	2,826
Presidencia Da Republica Federativa Do Brasil
4.25%, 01/07/25	210	220
10.00%, 01/01/23 - 01/01/27, BRL	6,316	1,361
5.00%, 01/27/45	1,850	1,746
Presidencia De La Nacion
18.20%, 10/03/21, ARS	5,070	27
5.63%, 01/26/22	360	104
16.00%, 10/17/23, ARS	8,260	46
7.50%, 04/22/26	220	62
15.50%, 10/17/26, ARS	3,190	16
6.88%, 01/26/27	70	19
5.88%, 01/11/28	440	112
8.28%, 12/31/33	308	105
7.63%, 04/22/46	150	38
7.13%, 06/28/17	470	119
Presidencia de la Republica Dominicana
6.40%, 06/05/49 (h)	200	174
Segretariato Generale Della Presidenza Della Repubblica
3.85%, 09/01/49, EUR (f)	1,850	2,643
South Africa, Parliament of
4.30%, 10/12/28	670	547
6.25%, 03/31/36, ZAR	30,286	1,043
The Arab Republic of Egypt
15.16%, 10/10/22, EGP	7,570	487
5.58%, 02/21/23 (h)	280	257
The Central People's Government of the People's Republic of China
3.38%, 11/21/24, CNH	500	73
3.31%, 11/30/25, CNY	2,000	293
3.48%, 06/29/27, CNH	4,000	589
4.29%, 05/22/29, CNH	1,000	156
The Republic of Indonesia, The Government of
9.00%, 03/15/29, IDR	10,524,000	674
8.25%, 05/15/29, IDR	31,137,000	1,931
7.00%, 05/15/22 - 09/15/30, IDR	55,550,000	3,220
8.38%, 09/15/26 - 03/15/34, IDR	26,956,000	1,646
		38,208
Collateralized Mortgage Obligations 3.2%
Fannie Mae Connecticut Avenue Securities
Series 2020-1M2-R01, REMIC, 3.00%, (1M USD LIBOR + 2.05%), 01/25/40 (i)	400	258
Federal Home Loan Mortgage Corporation
Interest Only, Series S7-286, 4.44%, (6.10% - (1M USD LIBOR * 1)), 10/15/42 (i)	6,407	1,119
Series 2017-B1-DNA2, REMIC, 6.10%, (1M USD LIBOR + 5.15%), 10/25/29 (i)	680	367
Series SW-4170, REMIC, 3.35%, (4.05% - (1M USD LIBOR * 1)), 01/15/33 (i)	2,356	2,394
Interest Only, Series SG-3972, REMIC, 5.20%, (5.90% - (1M USD LIBOR * 1)), 12/15/41 (i)	8,646	1,346
Series MS-4096, REMIC, 1.80%, (2.57% - (1M USD LIBOR * 0.57)), 08/15/42 (i)	1,229	1,225
Series SJ-4141, REMIC, 2.43%, (4.80% - (1M USD LIBOR * 1.5)), 12/15/42 (i)	1,298	1,298
Series ST-4666, REMIC, 4.23%, (7.00% - (1M USD LIBOR * 1.75)), 12/15/42 (i)	1,680	1,779
Federal National Mortgage Association, Inc.
Series 2015-2M2-C03, 5.95%, (1M USD LIBOR + 5.00%), 07/25/25 (i)	83	75
Series 2016-1M2-C04, 5.20%, (1M USD LIBOR + 4.25%), 01/25/29 (i)	241	232
Series 2015-HZ-23, 3.00%, 04/25/45	290	330
Series 2017-1M2-C07, REMIC, 3.35%, (1M USD LIBOR + 2.40%), 05/28/30 (i)	380	332
Series 2018-1B1-C06, REMIC, 4.70%, (1M USD LIBOR + 3.75%), 03/25/31 (i)	340	167
Series 2012-GS-125, REMIC, 1.73%, (2.63% - (1M USD LIBOR * 0.57)), 11/25/42 (i)	3,399	3,305
Series 2012-US-137, REMIC, 3.50%, (5.40% - (1M USD LIBOR * 1.2)), 12/25/42 (i)	4,332	4,403
Series 2013-CS-15, REMIC, 3.56%, (5.46% - (1M USD LIBOR * 1.2)), 03/25/43 (i)	447	449
Series 2013-NS-26, REMIC, 3.50%, (5.40% - (1M USD LIBOR * 1.2)), 04/25/43 (i)	1,428	1,489
Series 2013-CS-59, REMIC, 2.42%, (4.00% - (1M USD LIBOR * 1)), 06/25/43 (i)	3,153	3,088
Interest Only, Series 2018-SA-54, REMIC, 5.30%, (6.25% - (1M USD LIBOR * 1)), 08/25/48 (i)	5,821	1,076
Government National Mortgage Association
Interest Only, Series 2018-SA-111, 3.55%, (4.55% - (1M USD LIBOR * 1)), 08/20/48 (i)	10,047	1,067
Interest Only, Series 2013-SA-195, REMIC, 1.22%, 01/20/42 (i)	10,877	818
Series 2016-UZ-163, REMIC, 3.00%, 11/20/46	2,936	2,927
Interest Only, Series 2018-HS-97, REMIC, 5.43%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (i)	767	108
Interest Only, Series 2018-SD-91, REMIC, 5.43%, (6.20% - (1M USD LIBOR * 1)), 07/20/48 (i)	5,576	751
Interest Only, Series 2018-SH-105, REMIC, 5.48%, (6.25% - (1M USD LIBOR * 1)), 08/20/48 (i)	5,017	706
Interest Only, Series 2018-SK-124, REMIC, 5.43%, (6.20% - (1M USD LIBOR * 1)), 09/20/48 (i)	5,429	848
Interest Only, Series 2018-SA-166, REMIC, 5.38%, (6.15% - (1M USD LIBOR * 1)), 12/20/48 (i)	9,432	1,206
Interest Only, Series 2019-SH-92, REMIC, 5.33%, (6.10% - (1M USD LIBOR * 1)), 07/20/49 (i)	6,899	813
		33,976
U.S. Treasury Note 1.4%
Treasury, United States Department of
1.50%, 06/15/20 - 02/15/30	15,040	15,078
U.S. Treasury Bond 1.3%
Treasury, United States Department of
4.50%, 02/15/36	120	183
4.38%, 05/15/40	2,140	3,373
4.25%, 11/15/40	670	1,042
3.13%, 02/15/43	1,690	2,280
3.00%, 08/15/48 - 02/15/49	2,300	3,172
2.88%, 05/15/49	350	475

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
2.25%, 08/15/49	170	206
2.38%, 11/15/49	2,110	2,630
2.00%, 02/15/50	530	615
		13,976
U.S. Treasury Inflation Indexed Securities 0.9%
Treasury, United States Department of
0.75%, 02/15/45 (b) (q)	953	1,091
1.00%, 02/15/46 - 02/15/48 (q)	1,458	1,779
1.00%, 02/15/49 (b) (q)	5,382	6,702
0.25%, 02/15/50 (q)	351	363
		9,935
Mortgage-Backed Securities 0.6%
Federal Home Loan Mortgage Corporation
REMIC, 2.23%, (2.63% - (1M USD LIBOR * 0.57)), 10/15/42 (i)	806	807
REMIC, 4.88%, (1M USD LIBOR + 3.25%), 07/26/49 (i)	1,400	622
Federal National Mortgage Association, Inc.
3.26%, 01/01/28	1,500	1,688
3.40%, 03/01/30	1,500	1,744
3.24%, 01/01/33	1,216	1,397
3.00%, 03/01/50	100	105
		6,363
Municipal 0.2%
Autoridad de Acueductos y Alcantarillados de Puerto Rico
5.25%, 07/01/29	43	41
5.13%, 07/01/37	138	131
6.00%, 07/01/47	125	123
Detroit, City of
4.00%, 04/01/44	60	48
Illinois, State of
5.10%, 06/01/33	250	248
New Jersey Transportation Trust Fund Authority
4.13%, 06/15/42	170	165
Public Buildings Authority
0.00%, 07/01/42 (a) (n)	490	371
Puerto Rico Sales Tax Financing Corporation (COFINA)
0.00%, 07/01/24 - 07/01/51 (o)	660	190
4.50%, 07/01/34	23	23
4.33%, 07/01/40	119	109
4.55%, 07/01/40	12	11
4.54%, 07/01/53	4	4
4.75%, 07/01/53	86	81
4.78%, 07/01/58	48	45
5.00%, 07/01/58	217	211
Puerto Rico, Commonwealth of
0.00%, 07/01/35 (a) (n)	985	591
The Regents of the University of California
3.71%, 05/15/20	20	21
		2,413
Treasury Inflation Indexed Securities 0.1%
Cabinet Office, Government of Japan
0.10%, 03/10/24 - 03/10/25, JPY (q)	82,460	765
Presidencia Da Republica Federativa Do Brasil
6.00%, 08/15/50, BRL (r)	414	327
Presidencia De La Nacion
1.00%, 08/05/21, ARS (r)	53,193	404
		1,496
Total Government And Agency Obligations (cost $119,525)		121,445
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.2%
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2C-CW1, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 07/25/36 (i)	2,806	2,178
Ajax Mortgage Loan Trust
Series 2018-A-C, 4.36%, 09/25/65 (i)	2,498	2,429
Amerihome Mortgage Company, LLC
Series 2019-B-GT1, REMIC, 4.68%, 11/25/26	1,700	1,581
Apidos CLO XXIV
Series 2016-DR-24A, 7.62%, (3M USD LIBOR + 5.80%), 10/21/30 (i)	500	299
AREIT Trust
Series 2019-D-CRE3, 3.35%, 07/14/22	350	286
BAMLL Commercial Mortgage Securities Trust
Series 2019-D-AHT, 3.21%, (1M USD LIBOR + 2.50%), 03/15/21 (i)	569	412
Banc of America Alternative Loan Trust
Series 2007-4A1-1, REMIC, 5.20%, 04/25/37 (i)	1,792	1,731
Series 2007-1A1-2, REMIC, 5.50%, 06/25/37	931	849
Banc of America Funding Trust
Series 2015-9A2-R2, REMIC, 2.16%, 07/28/27 (i)	1,060	831
Bancorp Commercial Mortgage Trust
Series 2018-D-CRE4, 2.80%, (1M USD LIBOR + 2.10%), 09/17/21 (i)	1,250	1,006
Series 2019-D-CRE5, 3.05%, 02/15/22	484	377
Barings CLO Ltd
Series 2018-E-3A, 7.57%, (3M USD LIBOR + 5.75%), 07/20/29 (i)	500	299
BBCMS Trust
Series 2018-E-CBM, 3.85%, (1M USD LIBOR + 3.55%), 07/15/20 (i)	470	287
BHP Trust
Series 2019-E-BXHP, 3.27%, 08/15/21	188	146
BX Commercial Mortgage Trust
Series 2019-G-IMC, REMIC, 4.30%, (1M USD LIBOR + 3.60%), 04/15/21 (i)	573	383
BX Trust
Series 2019-F-MMP, REMIC, 3.50%, (1M USD LIBOR + 2.79%), 08/16/21 (i)	252	172
Canyon Capital CLO Ltd
Series 2014-DR-1A, 7.27%, (3M USD LIBOR + 5.50%), 01/30/31 (i)	700	388
Carlyle Global Market Strategies CLO Ltd
Series 2014-D-2RA, 7.04%, (3M USD LIBOR + 5.35%), 05/15/31 (i)	1,000	571
Carrington Mortgage Loan Trust
Series 2007-A3-RFC1, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 09/25/36 (i)	3,000	2,511
Cascade MH Asset Trust
Series 2019-M-MH1, REMIC, 5.99%, 10/25/24	4,100	4,041
Castlelake Aircraft Securitization Trust
Series 2018-C-1, 6.63%, 06/15/25 (p)	1,076	636
CF Trust
Series 2019-F-MF1, 3.95%, 08/16/21	505	407
Chenango Park CLO, Ltd
Series 2018-D-1A, 7.63%, (3M USD LIBOR + 5.80%), 04/15/30 (i)	1,000	620
Chevy Chase Funding LLC
Series 2004-B1-2A, REMIC, 2.13%, 05/25/35 (i)	287	229
CHL Mortgage Pass-Through Trust
Series 2007-A1-13, REMIC, 6.00%, 08/25/37	1,452	1,092
CIM Trust
Series 2017-B2-3RR, 10.50%, 01/29/57 (i)	180	175
Series 2016-B2-1RR, REMIC, 6.96%, 07/25/55 (i)	300	272
Series 2016-B2-2RR, REMIC, 7.57%, 02/29/56 (i)	800	728
Series 2016-B2-3RR, REMIC, 7.97%, 02/29/56 (i)	800	724
Citigroup Commercial Mortgage Trust
Series 2018-F-TBR, 4.35%, (1M USD LIBOR + 3.65%), 12/15/36 (i)	524	335
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (i)	291	231
Citigtoup Mortgage Loan Trust
Series 2007-A3A-AHL3, REMIC, 1.01%, (1M USD LIBOR + 0.06%), 08/25/45 (i)	3,499	2,485
Civic Mortgage, LLC.
Series 2018-A2-2, 5.32%, 04/25/20	795	799
Clas Limited
Series 2019-E-1A, 0.00%, 04/15/39 (c) (i)	1,000	524
COMM Mortgage Trust
Series 2018-D-HCLV, 2.88%, (1M USD LIBOR + 2.18%), 09/15/20 (i)	1,000	849
Series 2015-D-CR26, REMIC, 3.48%, 09/12/25 (i)	1,000	790

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Conseco Finance Corp.
Series 1996-M1-4, REMIC, 7.75%, 06/15/27	260	253
Countrywide Asset-Backed Certificates
Series 2007-1A-BC1, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 05/25/37 (i)	1,741	1,462
Credit Suisse Mortgage Trust
Series 2019-B-RIO, REMIC, 8.66%, (1M USD LIBOR + 7.00%), 12/15/21 (i)	560	481
CSAIL Commercial Mortgage Trust
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (i)	1,000	692
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	1,783	1,741
Series 2017-F-CHOP, REMIC, 5.06%, (1M USD LIBOR + 4.35%), 07/15/32 (i)	880	608
CWABS Asset-Backed Certificates Trust
Series 2006-1A-12, REMIC, 1.21%, (1M USD LIBOR + 0.13%), 12/25/36 (i) (p)	353	300
CWABS, Inc.
Series 2003-3A-2, REMIC, 2.12%, (1M USD LIBOR + 0.50%), 08/26/33 (i)	137	122
CWMBS, Inc.
Series 2005-2A1-9, REMIC, 1.39%, (1M USD LIBOR + 0.44%), 05/25/35 (i)	18	14
Dividend Solar Loans LLC
Series 2019-A-1, 3.67%, 07/20/31	256	241
Dryden 40 Senior Loan Fund
Series 2015-ER-40A, 7.44%, (3M USD LIBOR + 5.75%), 08/15/31 (h) (i)	500	311
FMC GMSR Issuer Trust
Series 2019-B-GT1, 5.66%, 05/25/26 (i) (p)	3,000	3,036
Ford Credit Floorplan Master Owner Trust
Series 2018-A-4, 4.06%, 11/15/28	260	246
Fountainbleu Miami Beach Trust
Series 2019-H-FBLU, 3.96%, 12/12/24	120	80
Gilbert Park CLO Ltd
Series 2017-1A-E, 8.23%, (3M USD LIBOR + 6.40%), 10/15/30 (i)	500	324
Granite Point Mortgage Trust Inc.
Series 2018-D-FL1, REMIC, 3.72%, (1M USD LIBOR + 2.95%), 04/19/21 (i)	246	206
GreenPoint Mortgage Funding, Inc.
Series 2005-2A1-AR5, REMIC, 1.51%, (1M USD LIBOR + 0.56%), 11/25/45 (i)	473	355
GS Mortgage Securities Corp Trust
Series 2018-C-SRP5, REMIC, 4.46%, (1M USD LIBOR + 3.75%), 06/15/21 (i)	718	610
Series 2018-D-GS9, REMIC, 3.00%, 03/10/28	1,000	633
GS Mortgage Securities Trust
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (i)	571	428
GSAA Home Equity Trust
Series 2007-A2A-9, REMIC, 6.50%, 10/25/37	2,141	1,502
Hawaii Hotel Trust
Series 2019-F-MAUI, REMIC, 3.45%, (1M USD LIBOR + 2.75%), 05/17/21 (i)	493	376
Hertz Vehicle Financing II LP
Series 2017-C-1A, 5.27%, 10/25/20	250	249
Series 2019-B-3A, 3.03%, 12/25/25	400	397
Highbridge Loan Management Ltd
Series 2013-DR-2A, 8.42%, (3M USD LIBOR + 6.60%), 10/20/29 (i)	500	364
Horizon Aircraft Finance I Limited
Series 2018-C-1, 6.66%, 12/15/25	871	547
Hospitality Investors Trust, Inc.
Series 2019-G-HIT, 4.60%, (1M USD LIBOR + 3.90%), 11/15/21 (i)	427	256
HPS Loan Management, Ltd.
Series 13A-E-18, 7.33%, (3M USD LIBOR + 5.50%), 10/15/30 (i)	900	478
Series 6A-DR-2015, 6.84%, (3M USD LIBOR + 5.10%), 02/05/31 (h) (i)	500	268
IndyMac ABS, Inc.
Series 2005-M2-C, REMIC, 1.45%, (1M USD LIBOR + 0.50%), 10/25/35 (i) (p)	320	286
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.70%, (1M USD LIBOR + 3.00%), 07/15/21 (i)	582	422
Series 2019-C-UES, 4.34%, 05/07/24	83	80
Series 2019-D-UES, 4.45%, 05/07/24 (i)	85	79
Series 2019-E-UES, 4.45%, 05/07/24 (i)	99	89
Series 2019-F-UES, 4.45%, 05/07/24 (i)	104	86
Series 2019-G-UES, 4.45%, 05/07/24 (i)	114	91
Series 2011-E-C3, REMIC, 5.66%, 03/17/21 (i)	334	296
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (i)	1,650	1,587
J.P. Morgan Mortgage Trust
Series 2007-3A4-A1, REMIC, 4.22%, 07/25/35 (i)	1,509	1,439
JPMBB Commercial Mortgage Securities Trust
Series 2014-E-C23, REMIC, 3.36%, 10/18/24	650	460
Keycorp Student Loan Trust
Series 2005-2C-A, 3.25%, (3M USD LIBOR + 1.30%), 12/27/38 (i)	355	318
LCM XVII Limited Partnership
Series ER-17A, 7.83%, (3M USD LIBOR + 6.00%), 10/15/31 (i)	500	292
LCM XX Limited Partnership
Series ER-20A, 7.27%, (3M USD LIBOR + 5.45%), 10/20/27 (i)	500	306
Legacy Mortgage Asset Trust
Series 2018-A1-GS3, REMIC, 4.00%, 07/25/20 (p)	2,660	2,526
Series 2018-A-SL1, REMIC, 4.00%, 08/25/20 (i)	1,524	1,452
Series 2018-M-SL1, REMIC, 4.50%, 08/25/20 (i)	845	817
Series 2019-A2-GS3, REMIC, 4.25%, 04/25/21 (p)	4,700	4,380
Series 2019-A2-GS7, REMIC, 4.50%, 10/25/21 (p)	4,100	3,881
Lehman ABS Corporation
Series 2003-M3-HE1, REMIC, 5.95%, (1M USD LIBOR + 5.25%), 01/15/33 (i)	2,273	2,025
Lehman Mortgage Trust
Series 2006-1A6-5, REMIC, 1.45%, (1M USD LIBOR + 0.50%), 09/25/36 (i)	1,142	649
LHOME Mortgage Trust
Series 2019-M-RTL2, 6.05%, 03/25/22 (p)	3,000	2,820
Loancore Issuer Ltd.
Series 2019-D-CRE3, 3.20%, (1M USD LIBOR + 2.50%), 04/15/24 (i)	493	366
Loandepot GMSR Trust
Series 2018-A-GT1, 3.50%, (1M USD LIBOR + 2.80%), 10/16/23 (i)	2,000	2,002
Madison Park Funding XIV, Ltd.
Series 2014-ER-14A, 7.60%, (3M USD LIBOR + 5.80%), 10/22/30 (i)	500	296
Madison Park Funding XXII, Ltd.
Series 2016-ER-22A, 0.00%, 01/18/33 (i)	500	300
Mello Warehouse Securitization Trust
Series 2019-G-1, REMIC, 7.13%, (1M USD LIBOR + 5.50%), 05/14/21 (i)	1,500	1,432
Series 2019-F-2, REMIC, 4.20%, (1M USD LIBOR + 3.25%), 10/25/21 (i)	1,300	891
MFA Trust
Series 2017-A1-NPL1, 3.35%, 11/25/20 (p)	1,211	1,143
Mill City Solar Loan Ltd
Series 2019-A-1A, 4.34%, 11/20/28	248	252
Morgan Stanley
Series 2006-A1-13AX, REMIC, 1.81%, (1M USD LIBOR + 0.18%), 10/25/36 (i)	5,329	2,167
Morgan Stanley Capital I Trust
Series 2007-C-IQ15, REMIC, 6.13%, 03/11/23 (i)	268	272
Myers Park CLO, Ltd.
Series 2018-E-1A, 7.32%, (3M USD LIBOR + 5.50%), 10/21/30 (i)	1,000	587
Natixis Commercial Mortgage Securities Trust
Series 2019-D-FAME, 4.40%, 08/15/24	520	496
Series 2019-E-FAME, 4.40%, 08/15/24	370	297

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Navient Private Education Refi Loan Trust
Series 2020-B-A, REMIC, 3.16%, 11/15/68	200	195
Neuberger Berman CLO XXIII, Ltd.
Series 2016-ER-23A, 7.59%, (3M USD LIBOR + 5.75%), 10/18/27 (h) (i)	500	307
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2006-5A1-AR1, REMIC, 1.49%, (1M USD LIBOR + 0.54%), 02/25/36 (i) (p)	8,488	2,530
Series 2006-A5-WF1, REMIC, 6.26%, 06/25/36 (p)	3,675	1,593
NovaStar Mortgage Funding Trust
Series 2006-A2C-3, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 10/25/36 (i)	4,339	2,656
Octagon Investment Partners 20, Ltd.
Series 2019-E-4A, 8.70%, (3M USD LIBOR + 6.65%), 05/12/31 (i)	500	298
Octagon Investment Partners XVI, Ltd.
Series 2013-SUB-1A, REMIC, 0.00%, 07/17/30 (h) (i)	1,500	247
Pioneer Aircraft Finance Ltd
Series 2019-C-1, 6.90%, 06/15/26	905	535
Radnor Ltd
Series 2020-M1C-1, 3.38%, (1M USD LIBOR + 1.75%), 02/25/30 (h) (i)	550	459
RBSSP Resecuritization Trust
Series 2010-6A2-4, REMIC, 5.83%, 02/26/36 (p)	406	388
Residential Asset Mortgage Products, Inc.
Series 2006-M1-RZ3, REMIC, 1.30%, (1M USD LIBOR + 0.35%), 08/25/36 (i)	350	320
RFMSI Trust
Series 2006-1A2-S10, REMIC, 6.00%, 10/25/36	1,502	1,325
SLIDE
Series 2018-F-FUN, 3.70%, (1M USD LIBOR + 3.00%), 06/15/21 (i)	1,200	960
SoFi Professional Loan Program LLC
Series 2016-R-F, 0.00%, 02/27/40 (g) (i)	100	966
Series 2018-R1-A, 0.00%, 02/25/42 (h) (i)	21	1,638
Series 2018-R2-A, 0.00%, 02/25/42 (i)	6	485
Series 2019-R1-B, 0.00%, 08/17/48 (i)	43	1,731
Sonic Capital LLC
Series 2020-A2I-1A, REMIC, 3.85%, 01/20/27	400	356
Spruce Hill Mortgage Loan Trust
Series 2020-B2-SH1, REMIC, 4.68%, 02/25/24	1,200	768
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-2A2-19, REMIC, 4.17%, 01/25/35 (i)	1,808	1,657
THL Credit Wind River CLO Ltd
Series 2018-E-2A, 7.58%, (3M USD LIBOR + 5.75%), 07/15/30 (i)	500	265
Series 2014-ER2-3A, 8.02%, (3M USD LIBOR + 6.22%), 10/22/31 (i)	500	267
TPG Real Estate Finance Issuer LTD
Series 2019-E-FL3, 3.50%, (1M USD LIBOR + 2.70%), 08/15/24 (i)	164	116
TVC Mortgage Trust
Series 2020-M-RTL1, 5.19%, 09/25/22 (p)	2,400	2,207
Velocity Commercial Capital Loan Trust
Series 2018-M4-2, 5.32%, 03/25/26	542	422
Series 2018-M5-2, 6.36%, 06/25/26	231	188
Series 2018-M6-2, 7.05%, 08/25/27	863	667
Series 2019-M4-1, REMIC, 4.61%, 03/25/27	790	571
Series 2019-M5-1, REMIC, 5.70%, 08/25/27	331	279
Series 2019-M6-1, REMIC, 6.79%, 08/25/28	951	738
Voya CLO Ltd
Series 2019-E-2A, 8.42%, (3M USD LIBOR + 6.60%), 07/20/32 (i)	500	277
Wells Fargo Commercial Mortgage Trust
Series 2016-D-C33, 3.12%, 03/17/26	470	344
Willis Engine Structured Trust IV
Series 2018-A-A, 4.75%, 09/15/26 (h) (p)	903	631
Total Non-U.S. Government Agency Asset-Backed Securities (cost $127,737)		109,521
SENIOR LOAN INTERESTS 2.5%
Communication Services 0.7%
Altice France S.A.
USD Term Loan B12, 4.39%, (1M LIBOR + 3.69%), 01/31/26 (i)	78	73
AP NMT Acquisition BV
USD 1st Lien Term Loan, 7.66%, (3M LIBOR + 5.75%), 08/13/21 (i)	871	839
Cengage Learning, Inc.
2016 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/07/23 (i)	1,558	1,256
Charter Communications Operating, LLC
2019 Term Loan B1, 3.36%, (1M LIBOR + 1.75%), 04/30/25 (i)	995	952
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (i)	80	63
CSC Holdings, LLC
2018 Incremental Term Loan, 2.86%, (1M LIBOR + 2.25%), 01/31/26 (i)	876	837
Gray Television, Inc.
Term Loan, 3.77%, (1M LIBOR + 2.25%), 02/28/24 (i)	178	166
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (i)	116	107
GTT Communications, Inc.
2018 USD Term Loan B, 3.74%, (1M LIBOR + 2.75%), 04/27/25 (i)	98	69
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (i)	164	149
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (i)	706	656
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (n)	1,132	844
Term Loan, 0.00%, 12/17/21 (a) (n)	1,110	828
Term Loan, 0.00%, (1M LIBOR + 7.00%), 12/31/49 (c) (i) (s)	105	97
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 06/20/24 (i)	15	12
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (i)	170	143
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (i)	45	41
		7,132
Information Technology 0.5%
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (i)	137	117
Avaya, Inc.
2018 Term Loan B, 4.95%, (1M LIBOR + 4.25%), 12/14/24 (i)	929	787
Colorado Buyer Inc
Term Loan B, 4.62%, (1M LIBOR + 3.00%), 03/15/24 (i)	161	103
Dell International LLC
2019 Term Loan B, 3.61%, (1M LIBOR + 2.00%), 09/11/25 (i)	1,097	1,042
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 07/24/24 (i)	313	219
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.24%, (1M LIBOR + 3.25%), 07/01/24 (i)	178	164
Mitchell International, Inc.
2017 2nd Lien Term Loan, 8.85%, (1M LIBOR + 7.25%), 12/01/25 (i)	330	248
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (i)	2,640	2,523
Tibco Software Inc.
2020 2nd Lien Term Loan, 8.66%, (1M LIBOR + 7.25%), 02/14/28 (i)	75	70

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Western Digital Corporation
2018 Term Loan B4, 3.35%, (3M LIBOR + 1.75%), 04/29/23 (i)	272	261
		5,534
Consumer Discretionary 0.3%
Alterra Mountain Company
Term Loan B1, 4.35%, (1M LIBOR + 2.75%), 06/28/24 (i)	30	27
American Tire Distributors Holdings, Inc.
2015 Term Loan, 9.10%, (1M LIBOR + 7.50%), 10/01/21 (i)	397	262
2015 Term Loan, 9.44%, (3M LIBOR + 7.50%), 10/01/21 (i)	50	33
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (i)	974	783
CityCenter Holdings, LLC
2017 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 04/14/24 (i)	59	51
Dealer Tire, LLC
2020 Term Loan B, 5.24%, (1M LIBOR + 4.25%), 12/19/25 (i)	471	381
Dhanani Group Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 06/22/25 (c) (i)	40	33
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (i)	178	129
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (i)	29	23
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (i)	34	27
Hayward Industries, Inc.
1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/04/24 (i)	190	149
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.70%, (1M LIBOR + 1.75%), 10/25/23 (i)	71	67
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 5.60%, (3M LIBOR + 4.00%), 05/04/22 (i)	983	800
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 01/01/23 (i)	15	13
2018 Term Loan B, 3.56%, (3M LIBOR + 2.50%), 01/01/23 (i)	8	6
2018 Term Loan B, 3.56%, (1M LIBOR + 2.50%), 01/01/23 (i)	2	1
2018 Term Loan B, 3.57%, (3M LIBOR + 2.50%), 01/01/23 (i)	9	7
Scientific Games International, Inc.
2018 Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 08/14/24 (i)	27	22
Term Loan, 4.35%, (3M LIBOR + 2.75%), 08/14/24 (i)	—	—
2018 Term Loan B5, 4.37%, (3M LIBOR + 2.75%), 08/14/24 (i)	111	89
		2,903
Energy 0.2%
Fieldwood Energy LLC
Exit 2nd Lien Term Loan, 9.03%, (3M LIBOR + 7.25%), 04/11/23 (i)	2,270	145
Granite Holdings US Acquisition Co.
Term Loan B, 7.21%, (6M LIBOR + 5.25%), 09/23/26 (i)	1,199	839
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (i)	119	71
McDermott Technology Americas Inc
2020 DIP New Money Term Loan, 10.65%, (3M LIBOR + 9.00%), 10/21/20 (i)	432	390
2020 DIP New Money Term Loan, 10.81%, (3M LIBOR + 9.00%), 10/21/20 (i)	510	461
Term Loan, 10.65%, (3M LIBOR + 9.00%), 10/22/20 (i)	35	31
Term Loan, 0.00%, (3M LIBOR + 10.00%), 10/21/21 (c) (i) (s)	196	186
Term Loan, 0.00%, 04/03/25 (a) (n)	1,218	345
2018 1st Lien Term Loan, 0.00%, 04/04/25 (a) (n)	999	283
		2,751
Health Care 0.2%
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (i)	402	280
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (i)	79	73
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (i)	27	25
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (i)	78	73
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (i)	27	14
Global Medical Response, Inc.
2017 Term Loan B2, 5.86%, (1M LIBOR + 4.25%), 09/26/24 (i)	95	84
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (i)	146	139
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (i)	315	277
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (i)	35	30
Phoenix Guarantor Inc
2020 Term Loan B, 4.11%, (1M LIBOR + 3.25%), 03/05/26 (i)	30	27
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.98%, (3M LIBOR + 4.25%), 06/28/25 (i)	77	63
2018 1st Lien Term Loan B, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (i)	90	74
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (i)	726	670
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (i)	303	190
Unilabs Holding AB
EUR 2017 Term Loan B2, 3.00%, (6M EURIBOR + 3.00%), 03/21/24, EUR (i)	510	504
Zelis Healthcare Corporation
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (i)	55	50
		2,573
Materials 0.2%
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (c) (i) (s)	1,616	1,454
Berry Global, Inc.
Term Loan W, 2.86%, (3M LIBOR + 2.00%), 10/01/22 (i)	77	73
Term Loan X, 2.86%, (3M LIBOR + 2.00%), 01/19/24 (i)	44	41
Flex Acquisition Company, Inc.
2018 Incremental Term Loan, 5.16%, (3M LIBOR + 3.25%), 06/20/25 (i)	225	204
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (i)	114	79
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (i)	180	141
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (i)	—	—
2018 2nd Lien Term Loan, 10.11%, (3M LIBOR + 8.50%), 06/18/26 (i)	65	43

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Vertellus Holdings, LLC
2nd Lien Term Loan, 13.00%, (3M LIBOR + 12.00%), 10/31/21 (c) (i)	235	235
		2,270
Financials 0.2%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (i)	178	157
Asurion LLC
2018 Term Loan B7, 3.99%, (1M LIBOR + 3.00%), 11/15/24 (i)	49	47
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (i)	40	33
Gulf Finance, LLC
Term Loan B, 6.84%, (1M LIBOR + 5.25%), 08/25/23 (i)	251	125
Term Loan B, 7.20%, (3M LIBOR + 5.25%), 08/25/23 (i)	151	75
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (i)	138	112
Jane Street Group, LLC
2020 Term Loan, 4.61%, (3M LIBOR + 3.00%), 01/31/25 (i)	30	26
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.75%), 02/08/23 (i)	273	217
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (i)	184	118
VFH Parent LLC
2019 Term Loan B, 4.01%, (1M LIBOR + 3.00%), 03/02/26 (i)	10	9
Zephyrus Capital Aviation Partners 2018-1 LLC
Term Loan, 4.61%, 10/15/38	1,236	970
		1,889
Industrials 0.1%
AI Convoy (Luxembourg) S.A.R.L
USD Term Loan B, 5.34%, (3M LIBOR + 3.50%), 01/20/27 (i)	395	350
Minotaur Acquisition, Inc.
Term Loan B, 6.60%, (1M LIBOR + 5.00%), 02/27/26 (i)	293	241
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (i)	145	130
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (i)	94	87
		808
Consumer Staples 0.1%
BellRing Brands, LLC
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 10/10/24 (i)	94	87
BI-LO Holding LLC
Exit Term Loan B, 9.31%, (3M LIBOR + 8.00%), 05/31/24 (i)	89	71
Exit Term Loan B, 9.66%, (3M LIBOR + 8.00%), 05/31/24 (i)	91	73
Exit Term Loan B, 9.74%, (3M LIBOR + 8.00%), 05/31/24 (i)	94	75
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (1M LIBOR + 4.00%), 08/26/22 (i)	134	120
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (i)	27	25
United Natural Foods, Inc.
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 10/22/25 (i)	159	136
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (i)	44	42
		629
Total Senior Loan Interests (cost $33,019)		26,489
OTHER EQUITY INTERESTS 1.0%
Consumer Discretionary 1.0%
Altaba Inc. (a) (c) (t)	497	10,184
T-Mobile USA, Inc. (a) (c) (t)	2,586	—
Financials 0.0%
Sentinel Energy Services Inc. (a) (c) (t)	124	—
Total Other Equity Interests (cost $24,206)		10,184
PREFERRED STOCKS 0.6%
Information Technology 0.4%
Samsung Electronics Co. Ltd.	129	4,262
Utilities 0.1%
NextEra Energy, Inc., 5.28%, 03/01/23 (a) (b) (k)	25	1,118
Consumer Discretionary 0.1%
Porsche Automobil Holding SE (k)	16	688
Financials 0.0%
Itau Unibanco Holding S.A. (k)	100	448
Real Estate 0.0%
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 05/12/20) (j)	8	128
Total Preferred Stocks (cost $7,246)		6,644
WARRANTS 0.0%
Act II Global Acquisition Corp. (a)	38	23
Akazoo Internet and Digital Appliances Enterprises Services SA (a)	83	19
CF Finance Acquisition Corp. (a)	110	55
Churchill Capital Corp II (a)	6	9
CIIG Merger Corp. (a)	43	21
Collier Creek Holdings (a)	15	6
Fintech Acquisition Corp. III (a)	35	23
Galileo Acquisition Corp. (a)	61	15
Gigcapital2 Inc. (a)	36	11
Graf Industrial Corp. (a)	211	21
Grid Dynamics Holdings, Inc. (a)	12	23
Hennessy Capital Acquisition Corp. IV (a)	112	39
International General Insurance Holdings Ltd. (a)	135	57
Juniper Industrial Holdings, Inc. (a)	83	46
Kaixin Auto Holdings (a)	65	—
KLDiscovery (a)	47	9
Merida Merger Corp. I (a)	64	20
Monocle Acquisition Corporation (a)	15	4
Nebula Acquisition Corporation (a)	13	11
Pivotal Investment Corporation II (a)	42	13
Proptech Acquisition Corporation (a)	51	18
Repay Holdings Corporation (a)	20	26
Thunder Bridge Acquisition II, Ltd (a)	25	18
Torm PLC (a) (g)	4	—
Tuscan Holdings Corp. (a)	42	9
Urbi Desarrollos Urbanos SAB de CV (a) (g)	14	—
Total Warrants (cost $845)		496
RIGHTS 0.0%
Alder BioPharmaceuticals, Inc. (a) (c)	211	296
Bristol-Myers Squibb Company (a)	25	96
Dyax Corp. (a) (c)	127	2
Gigcapital2 Inc. (a)	36	4
Total Rights (cost $100)		398
SHORT TERM INVESTMENTS 15.7%
Investment Companies 15.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (u) (v)	167,186	167,186
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (u) (v)	1,024	1,024
Treasury Securities 0.0%
The Arab Republic of Egypt
14.90%, 05/26/20, EGP (w)	1,500	94

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Shares/Par[1]	Value ($)
12.68%, 10/06/20, EGP (w)	3,975	236
330
Total Short Term Investments (cost $168,535)	168,540
Total Investments 105.9% (cost $1,241,816)	1,138,419
Total Securities Sold Short (14.0)% (proceeds $169,777)	(151,045)
Total Purchased Options 0.1% (cost $1,242)	1,122
Other Derivative Instruments (0.0)%	(310)
Other Assets and Liabilities, Net 8.0%	87,038
Total Net Assets 100.0%	1,075,224

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) All or a portion of the security is subject to a written call option.

(e) All or a portion of the security was on loan as of March 31, 2020.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $118,228 and 11.0% of the Fund.

(i) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(n) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(p) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(q) Treasury inflation indexed note, par amount is adjusted for inflation.

(r) Treasury inflation indexed note, par amount is not adjusted for inflation.

(s) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(t) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(w) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (14.0%)
COMMON STOCKS (11.0%)
Information Technology (4.2%)
8x8, Inc.	(26)	(357)
Alteryx, Inc. - Class A	(4)	(423)
Apple Inc.	(40)	(10,096)
Avaya Holdings Corp.	(7)	(54)
Benefitfocus.Com, Inc.	(2)	(18)
Blackline, Inc.	(11)	(593)
Coupa Software Incorporated	(6)	(840)
Cree, Inc.	(8)	(298)
CSG Systems International, Inc.	(1)	(37)
Enphase Energy, Inc.	(24)	(787)
Everbridge, Inc.	(8)	(810)
I3 Verticals, Inc. - Class A	(13)	(249)
II-VI Incorporated	(15)	(415)
Impinj, Inc.	(10)	(168)
Infinera Corporation	(47)	(249)
J2 Cloud Services, LLC	(2)	(132)
KBR, Inc.	(25)	(522)
Knowles Corporation	(17)	(232)
LivePerson, Inc.	(16)	(362)
Microchip Technology Incorporated	(13)	(889)
Micron Technology, Inc.	(205)	(8,641)
NetApp, Inc.	(151)	(6,316)
Nuance Communications, Inc.	(11)	(177)
Nutanix, Inc. - Class A	(6)	(89)
OSI Systems Inc.	(2)	(162)
Perficient, Inc.	(6)	(162)
Pluralsight, Inc. - Class A	(7)	(80)
PROS Holdings, Inc.	(3)	(89)
Pure Storage, Inc. - Class A	(9)	(109)
Rambus Inc.	(5)	(60)
Rapid7, Inc.	(22)	(956)
SailPoint Technologies Holdings, Inc.	(24)	(367)
Seagate Technology Public Limited Company	(182)	(8,864)
SMART Global Holdings, Inc.	(19)	(450)
Square, Inc. - Class A	(1)	(47)
Synaptics Incorporated	(8)	(463)
TTM Technologies, Inc.	(23)	(241)
Vishay Intertechnology Inc.	(3)	(48)
Western Digital Corporation	(1)	(35)
Workiva Inc. - Class A	(4)	(132)
		(45,019)
Consumer Discretionary (3.9%)
AutoZone, Inc.	(3)	(2,477)
Best Buy Co., Inc.	(179)	(10,212)
BorgWarner Inc.	(14)	(337)
Burlington Stores Inc.	(44)	(6,969)
Chegg, Inc.	(2)	(79)
Luckin Coffee Inc. - ADR	(25)	(692)
Marriott Vacations Worldwide Corporation	(2)	(132)
RH	(55)	(5,562)
Six Flags Operations Inc.	(277)	(3,476)
The Home Depot, Inc.	(40)	(7,524)
Vail Resorts, Inc.	(30)	(4,416)
Wayfair Inc. - Class A	(7)	(349)
Winnebago Industries Inc.	(9)	(251)
		(42,476)
Health Care (1.1%)
Aerie Pharmaceuticals, Inc.	(34)	(455)
Allscripts Healthcare Solutions, Inc.	(59)	(414)
Apellis Pharmaceuticals, Inc.	(18)	(482)
Aphria Inc.	(4)	(11)
Aurora Cannabis Inc.	(3)	(3)
Bridgebio Pharma, Inc.	(32)	(931)
Canopy Growth Corporation	(1)	(17)
Collegium Pharmaceutical, Inc.	(17)	(271)
Cytokinetics, Incorporated	(26)	(311)
Evolent Health, Inc. - Class A	(8)	(41)
Exact Sciences Corporation	(5)	(297)
Flexion Therapeutics, Inc.	(15)	(115)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Halozyme Therapeutics, Inc.	(35)	(622)
Horizon Therapeutics Public Limited Company	(23)	(695)
Innoviva, Inc.	(34)	(400)
Insmed Inc.	(13)	(201)
Integra LifeSciences Holdings Corp.	(4)	(184)
Intercept Pharmaceuticals, Inc.	(7)	(432)
Ironwood Pharmaceuticals, Inc. - Class A	(104)	(1,045)
Karyopharm Therapeutics Inc.	(48)	(919)
NanoString Technologies, Inc.	(8)	(192)
Neurocrine Biosciences, Inc.	(5)	(467)
NuVasive Inc.	(4)	(200)
Pacira Biosciences, Inc.	(1)	(43)
Radius Health, Inc.	(5)	(62)
Repligen Corporation	(5)	(528)
Revance Therapeutics Inc.	(13)	(197)
Tabula Rasa HealthCare Inc.	(14)	(709)
Theravance Biopharma, Inc.	(15)	(344)
Tilray, Inc.	(2)	(11)
Wright Medical Group N.V.	(52)	(1,488)
		(12,087)
Communication Services (0.8%)
Bandwidth Inc. - Class A	(8)	(517)
Helios Towers PLC (a)	(600)	(1,034)
IAC/InterActiveCorp	(3)	(466)
iQIYI, Inc. - ADS	(18)	(324)
Joyy Inc. - ADR	(6)	(293)
Liberty Latin America Ltd. - Class C	(24)	(249)
Live Nation Entertainment, Inc.	(9)	(403)
SEA, Ltd. - ADR	(14)	(642)
Sirius XM Holdings Inc.	(111)	(547)
Snap Inc. - Class A	(34)	(408)
Softbank Corp.	(16)	(204)
Sprint Corporation	(11)	(99)
T-Mobile USA, Inc.	(27)	(2,239)
Twitter, Inc.	(6)	(142)
Zillow Group, Inc. - Class C	(34)	(1,210)
		(8,777)
Industrials (0.3%)
Air Transport Services Group, Inc.	(33)	(605)
American Airlines Group Inc.	(143)	(1,747)
Atlas Air Worldwide Holdings, Inc.	(17)	(445)
Greenbrier Cos. Inc.	(3)	(61)
Kaman Corp.	(6)	(242)
Patrick Industries, Inc.	(2)	(45)
Team, Inc.	(22)	(144)
W. W. Grainger, Inc.	—	(33)
		(3,322)
Financials (0.2%)
Element Fleet Management Corp.	(24)	(150)
Encore Capital Group, Inc.	(28)	(650)
EZCORP, Inc. - Class A	(54)	(226)
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O	(1,170)	(845)
The PRA Group, Inc.	(23)	(636)
		(2,507)
Real Estate (0.2%)
Innovative Industrial Properties, Inc.	(18)	(1,389)
PennyMac Mortgage Investment Trust	(3)	(37)
Redfin Corporation	(26)	(395)
Redwood Trust Inc.	(10)	(50)
		(1,871)
Materials (0.2%)
Endeavour Mining Corporation	(10)	(145)
First Majestic Silver Corp.	(77)	(474)
International Flavors & Fragrances Inc.	(6)	(662)
Pretium Resources Inc.	(20)	(112)
SSR Mining Inc.	(29)	(325)
		(1,718)
Consumer Staples (0.1%)
Herbalife Nutrition Ltd.	(12)	(348)
The Chefs' Warehouse, Inc.	(11)	(116)
Turning Point Brands, Inc.	(13)	(275)
		(739)
Energy (0.0%)
SEACOR Holdings Inc.	(2)	(52)
Total Common Stocks (proceeds $136,623)		(118,568)
INVESTMENT COMPANIES (2.9%)
Financial Select Sector SPDR Fund	(55)	(1,137)
iShares 7-10 Year Treasury Bond Fund ETF	(38)	(4,644)
iShares MSCI Emerging Market UCITS ETF	(146)	(4,819)
iShares MSCI Emerging Markets ETF	(140)	(4,768)
iShares MSCI India Index Fund	(81)	(1,941)
iShares MSCI Indonesia ETF	(26)	(388)
iShares MSCI Philippines ETF	(17)	(394)
iShares MSCI South Africa ETF	(45)	(1,268)
SPDR S&P 500 ETF	(41)	(10,587)
VanEck Vectors Russia ETF	(77)	(1,290)
Total Investment Companies (proceeds $31,733)		(31,236)
CORPORATE BONDS AND NOTES (0.1%)
Information Technology (0.1%)
Western Digital Corporation
4.75%, 02/15/26	(272)	(278)
Communication Services (0.0%)
Gray Television, Inc.
5.13%, 10/15/24	(178)	(174)
5.88%, 07/15/26	(116)	(104)
		(278)
Financials (0.0%)
Diamond Finance International Limited
7.13%, 06/15/24	(175)	(181)
Total Corporate Bonds And Notes (proceeds $754)		(737)
PREFERRED STOCKS (0.0%)
Consumer Discretionary (0.0%)
Volkswagen AG (b)	(4)	(504)
Total Preferred Stocks (proceeds $667)		(504)
Total Securities Sold Short (14.0%) (proceeds $169,777)		(151,045)

(a) The Adviser has deemed this security which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. Determinations of liquidity are unaudited. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $1,034 and 0.1%, respectively.

(b) Convertible security.

JNL Multi-Manager Alternative Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Aeropuertos Dominicanos Siglo XXI, 6.75%, 03/30/29	06/10/19	209	133	—
AES Gener S.A., 7.13%, 03/26/79	06/05/19	208	155	—
Agile Group Holdings Limited, 7.75%, callable at 100 beginning 05/25/25	01/27/20	207	167	—
Altice Finco S.A., 4.75%, 01/15/28	10/05/17	490	379	0.1
Amigo Luxembourg S.A., 7.63%, 01/15/24	04/11/19	436	247	—
Banca Monte dei Paschi di Siena S.p.A., 5.38%, 01/18/28	07/15/19	604	418	0.1
Banca Monte dei Paschi di Siena S.p.A., 10.50%, 07/23/29	10/17/19	246	167	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	03/22/17	221	212	—
Banco BTG Pactual S.A., 7.75%, 02/15/29	06/04/19	204	167	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/31/19	181	156	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Banco Macro S.A., 6.75%, 11/04/26	06/03/19	162	120	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	05/30/19	207	152	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	03/13/18	656	494	0.1
Banff Merger Sub Inc., 8.38%, 09/01/26	08/09/18	392	348	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/05/19	186	165	—
BNP Paribas, 6.13%, callable at 100 beginning 06/17/22	03/22/17	288	265	—
BPCE, 2.75%, 11/30/27	03/29/17	545	543	0.1
Bracken Midco1 PLC, 8.88%, 10/15/23	09/18/18	789	579	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	05/30/19	200	172	—
C10 Capital (SPV) Limited, 6.65%, callable at 100 beginning 06/30/20	06/27/19	199	149	—
Canacol Energy Ltd., 7.25%, 05/03/25	06/05/19	202	164	—
Capex SA, 6.88%, 05/15/24	02/10/20	91	62	—
Cometa Energia SA de CV, 6.38%, 04/24/35	06/05/19	196	179	—
Commonwealth of Australia, 3.00%, 03/21/47	06/08/17	632	654	0.1
Compania General de Combustibles S.A., 9.50%, 11/07/21	06/10/19	194	149	—
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	03/06/18	530	420	0.1
Credit Agricole SA, 6.50%, callable at 100 beginning 06/23/21	05/23/17	286	261	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	06/07/19	199	149	—
CSN Islands XII Corp, 7.00%, callable at 100 beginning 06/23/20	05/30/19	178	116	—
Danske Bank A/S, 5.88%, callable at 100 beginning 04/06/22	03/22/17	512	485	0.1
EA Partners II B.V., 0.00%, 06/01/21	05/24/18	296	221	—
Energuate Trust, 5.88%, 05/03/27	10/17/19	201	193	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	10/16/19	231	213	—
Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 07/19/24	06/13/19	183	138	—
Geopark Limited, 6.50%, 09/21/24	06/05/19	200	114	—
Gilex Holding SARL, 8.50%, 05/02/23	06/24/19	210	181	—
Haya Finance 2017 SA., 5.25%, 11/15/22	03/26/19	961	662	0.1
ING Groep N.V., 6.75%, callable at 100 beginning 04/16/24	04/11/19	875	750	0.1
ING Groep N.V., 2.50%, 02/15/29	03/28/17	326	324	—
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	05/17/17	563	483	0.1
Intesa Sanpaolo S.p.A., 7.75%, callable at 100 beginning 01/11/27	01/24/18	912	606	0.1
JSL Europe SA, 7.75%, 07/26/24	05/30/19	198	149	—
KBC Groep, 1.88%, 03/11/27	03/23/17	326	322	—
Klabin Austria GmbH, 7.00%, 04/03/49	06/10/19	203	183	—
KME AG, 6.75%, 02/01/23	09/13/18	827	474	0.1
LATAM Finance Limited, 7.00%, 03/01/26	06/14/19	204	91	—
LHMC Finco 2 S.A R.L., 7.25%, 10/02/25	09/25/19	299	126	—
Medco Oak Tree Pte. Ltd., 7.38%, 05/14/26	10/18/19	202	117	—
Millicom International Cellular SA, 6.25%, 03/25/29	06/10/19	209	183	—
Minerva Luxembourg S.A., 5.88%, 01/19/28	05/31/19	188	177	—
Mulhacen Pte. Ltd., 6.50%, 08/01/23	03/04/20	649	346	—
NatWest Markets N.V., 5.75%, callable at 100 beginning 09/22/20	03/22/17	649	602	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	857	827	0.1
Onorato Armatori S.p.A., 0.00%, 02/15/23	03/19/19	75	44	—
RKP Overseas Finance 2016 (A) Limited, 7.95%, callable at 100 beginning 02/17/22	12/06/19	192	171	—
Rossini S.a r.l., 3.88%, 10/30/25	10/17/19	412	353	—
Scientific Games International, Inc., 5.50%, 02/15/26	09/21/18	449	311	—
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	02/14/20	2,916	2,643	0.3
Silgan Holdings Inc., 2.25%, 06/01/28	02/19/20	313	279	—
Societe Generale, 2.50%, 09/16/26	03/22/17	539	537	0.1
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	05/30/19	182	168	—
Summer (BC) Holdco B S.a r.l., 5.75%, 10/31/26	10/23/19	480	397	0.1
Tecila Sociedad Anonima, 8.50%, 07/28/25	06/05/19	47	26	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	03/05/20	181	140	—
UBS Group Funding (Switzerland) AG, 5.75%, callable at 100 beginning 02/19/22	03/28/17	223	215	—
UBS Group Funding (Switzerland) AG, 7.00%, callable at 100 beginning 02/19/25	04/28/15	206	182	—
UniCredit S.p.A., 6.63%, callable at 100 beginning 06/03/23	03/26/19	1,884	1,426	0.1
UniCredit S.p.A., 7.50%, callable at 100 beginning 06/03/26	10/18/19	253	199	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/04/19	181	134	—
UPC Holding B.V., 3.88%, 06/15/29	04/11/19	466	388	0.1
UPCB Finance VII Limited, 3.63%, 06/15/29	06/07/19	654	551	0.1
Valencia Bidco LLC	12/20/16	337	314	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	06/05/19	204	183	—
Walnut Bidco PLC, 9.13%, 08/01/24	02/25/20	208	156	—
Yuzhou Properties Company Limited, 8.30%, 05/27/25	02/06/20	205	166	—
		30,026	24,292	2.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	346	June 2020		85,805	30	241
90 Day Eurodollar	138	December 2020		34,010	5	373
90 Day Eurodollar	28	March 2021		6,899	1	81
90 Day Eurodollar	17	December 2021		4,184	—	52
90 Day Eurodollar	17	March 2022		4,184	—	51
90 Day Eurodollar	17	June 2022		4,183	—	51
90 Day Eurodollar	17	September 2022		4,182	—	50
AUD/USD Spot Rate	19	June 2020		1,223	(2)	(56)
Canada 10 Year Bond	91	June 2020	CAD	12,882	9	382
Euro OAT	46	June 2020	EUR	7,709	(65)	(23)
GBP/USD Spot Rate	11	June 2020		835	4	21
Italy Government BTP Bond	28	June 2020	EUR	3,953	(26)	(6)
Italy Short Term Government BTP Bond	49	June 2020	EUR	5,494	(8)	(38)
JPY/USD Spot Rate	3	June 2020		339	1	11
MXN/USD Spot Rate	26	June 2020		591	15	(46)
RUB/USD Spot Rate	1	June 2020		33	1	(1)
United States 10 Year Note	11	June 2020		1,519	(1)	7
United States 2 Year Note	740	July 2020		161,270	(23)	1,814
United States 5 Year Note	1,336	July 2020		163,366	(63)	4,114
United States Long Bond	308	June 2020		51,873	(604)	3,278
					(726)	10,356
Short Contracts
90 Day Eurodollar	(443)	June 2021		(109,148)	(17)	(1,281)
Australia 10 Year Bond	(76)	June 2020	AUD	(11,436)	(11)	(7)
CAD/USD Spot Rate	(2)	June 2020		(145)	(1)	3
EUR/USD Spot Rate	(6)	June 2020		(839)	1	10
Euro Bund	(109)	June 2020	EUR	(18,794)	138	(13)
Euro Buxl 30 Year Bond	(58)	June 2020	EUR	(12,692)	291	541
Long Gilt	(7)	June 2020	GBP	(941)	15	(16)
United States 10 Year Note	(531)	June 2020		(70,817)	74	(2,826)
United States 10 Year Ultra Bond	(1)	June 2020		(148)	—	(8)
United States Ultra Bond	(1)	June 2020		(222)	3	1
					493	(3,596)

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	2.10	(S)	04/30/26		31,875	8	(2,956)
3M LIBOR (Q)	Receiving	1.74	(S)	05/23/26		9,085	5	(661)
3M LIBOR (Q)	Receiving	1.74	(S)	05/27/26		5,500	3	(391)
3M LIBOR (Q)	Receiving	1.30	(S)	06/30/26		32,053	23	(1,425)
3M LIBOR (Q)	Receiving	1.55	(S)	06/30/26		53,063	38	(3,414)
3M LIBOR (Q)	Receiving	1.52	(S)	07/31/26		16,684	9	(1,053)
3M LIBOR (Q)	Receiving	1.65	(S)	11/15/26		25,561	26	(1,823)
3M LIBOR (Q)	Receiving	0.75	(S)	02/15/27		6,787	9	(77)
3M LIBOR (Q)	Receiving	2.95	(S)	11/15/43		6,172	177	(2,780)
3M LIBOR (Q)	Receiving	2.88	(S)	05/15/44		2,078	47	(942)
3M LIBOR (Q)	Receiving	1.85	(S)	11/15/44		9,143	194	(2,040)
3M LIBOR (Q)	Receiving	0.90	(S)	03/17/50		520	12	(11)
3M LIBOR (Q)	Receiving	0.79	(S)	03/18/50		258	6	7
3M LIBOR (Q)	Receiving	0.82	(S)	03/19/50		265	6	5
3M LIBOR (Q)	Receiving	0.86	(S)	09/18/50		174	4	2
3M LIBOR (Q)	Receiving	0.84	(S)	09/18/50		225	5	3
3M LIBOR (Q)	Paying	1.67	(S)	06/14/20		1,310	—	3
3M LIBOR (Q)	Paying	0.60	(S)	03/23/22		23,739	16	74
3M LIBOR (Q)	Paying	0.70	(S)	03/23/25		13,830	4	151
3M LIBOR (Q)	Paying	0.65	(S)	09/18/25		1,235	—	9
3M LIBOR (Q)	Paying	0.66	(S)	09/18/25		958	—	8
3M LIBOR (Q)	Paying	0.77	(S)	03/24/27		9,350	(16)	41
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.13	(S)	06/20/24	JPY	645,100	1	(45)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.79	(S)	04/19/47	JPY	158,000	10	(233)
6M EURIBOR (S)	Receiving	1.50	(A)	08/23/47	EUR	443	11	(179)
6M GBP LIBOR (S)	Receiving	0.55	(S)	12/07/30	GBP	21,344	44	(147)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Federal Funds Effective Rate (A)	Receiving	0.30	(A)	02/15/27	8,776	(4)	(4)
						638	(17,878)

JNL Multi-Manager Alternative Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX HY34 5Y ICE (Q)	5.00	06/20/25	4,210	269	64	79
ITRAXX XOVER S33 JUN-25 (Q)	5.00	06/20/25	3,019	100	(57)	(57)
				369	7	22
Credit default swap agreements - sell protection
CDX.NA.HY.34 (Q)	5.00	06/20/25	(2,258)	(144)	(34)	(54)
CDX.NA.IG.33 (Q)	1.00	12/20/24	(23,920)	(87)	(72)	(322)
CDX.NA.IG.34 (Q)	1.00	06/20/25	(9,000)	(61)	(26)	(43)
				(292)	(132)	(419)

JNL Multi-Manager Alternative Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Interest Options
Euro Bund Future, May 2020	16	EUR	193.00	04/24/20	—	—
Euro Bund Future, May 2020	(5)	EUR	172.00	04/24/20	4	(3)
Euro Bund Future, May 2020	(17)	EUR	170.50	04/24/20	17	(25)
Euro Bund Future, May 2020	44	EUR	188.00	04/24/20	—	—
Euro Bund Future, May 2020	78	EUR	182.00	04/24/20	(3)	4
Euro OAT Future, May 2020	46	EUR	150.00	04/24/20	(1)	(1)
Italy Government BTP Bond Future, May 2020	28	EUR	110.00	04/24/20	—	(4)
					17	(29)

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
AUD/USD Spot Rate Future, Jun. 2020	Call	0.68	04/03/20	9	—
AUD/USD Spot Rate Future, Jun. 2020	Put	0.59	04/03/20	1	—
AUD/USD Spot Rate Future, Jun. 2020	Put	0.58	04/03/20	1	—
EUR/USD Spot Rate Future, Jun. 2020	Call	1.10	04/03/20	25	25
EUR/USD Spot Rate Future, Jun. 2020	Call	1.11	04/03/20	3	1
EUR/USD Spot Rate Future, Jun. 2020	Call	1.10	04/03/20	6	8
EUR/USD Spot Rate Future, Jun. 2020	Put	1.05	04/03/20	2	—
JPY/USD Spot Rate Future, Jun. 2020	Put	0.88	04/03/20	3	—
JPY/USD Spot Rate Future, Jun. 2020	Put	0.87	04/03/20	3	—
United States 10 Year Note Future, Jun. 2020	Call	151.00	04/24/20	69	2
United States 10 Year Note Future, Jun. 2020	Call	141.50	04/24/20	368	69
United States 10 Year Note Future, Jun. 2020	Call	132.50	04/24/20	106	664
United States 10 Year Note Future, Jun. 2020	Put	134.00	05/22/20	114	31
United States 10 Year Note Future, Jun. 2020	Put	125.50	05/22/20	21	1
United States 2 Year Note Future, Jun. 2020	Put	107.50	04/24/20	600	—
United States 2 Year Note Future, Jun. 2020	Put	108.50	04/24/20	61	1
United States 2 Year Note Future, Jun. 2020	Put	95.00	04/24/20	43	—
United States 2 Year Note Future, Jun. 2020	Put	103.00	04/24/20	19	—
United States 2 Year Note Future, Jun. 2020	Put	102.00	04/24/20	1	—
United States 2 Year Note Future, Jun. 2020	Put	106.00	04/24/20	7	—
United States 2 Year Note Future, Jun. 2020	Put	108.25	05/22/20	9	—
United States 5 Year Note Future, Jun. 2020	Put	115.00	04/24/20	22	1
United States 5 Year Note Future, Jun. 2020	Put	117.25	04/24/20	120	4
United States 5 Year Note Future, Jun. 2020	Put	112.00	04/24/20	1,120	26
United States 5 Year Note Future, Jun. 2020	Put	114.00	04/24/20	7	—
United States 5 Year Note Future, Jun. 2020	Put	120.75	04/24/20	223	10
United States 5 Year Note Future, Jun. 2020	Put	95.00	04/24/20	169	1
United States 5 Year Note Future, Jun. 2020	Put	117.00	04/24/20	13	—
United States 5 Year Note Future, Jun. 2020	Put	118.00	04/24/20	6	—
United States 5 Year Note Future, Jun. 2020	Put	105.00	04/24/20	90	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
United States 5 Year Note Future, Jun. 2020	Put	107.00	04/24/20	3	—
United States 5 Year Note Future, Jun. 2020	Put	100.00	04/24/20	6	—
United States 5 Year Note Future, Jun. 2020	Put	101.00	04/24/20	156	1
United States 5 Year Note Future, Jun. 2020	Put	110.00	04/24/20	2	—
United States 5 Year Note Future, Jun. 2020	Put	111.00	04/24/20	11	—
United States 5 Year Note Future, Jun. 2020	Put	108.00	04/24/20	44	1
United States 5 Year Note Future, Jun. 2020	Put	109.00	04/24/20	113	2
United States Long Bond Future, Jun. 2020	Put	146.00	04/24/20	325	20
United States Long Bond Future, Jun. 2020	Put	144.00	05/22/20	281	35
					904
Options on Securities
Apellis Pharmaceuticals, Inc.	Call	45.00	04/17/20	16	—
CEMEX S.A.B. de C.V.	Call	4.00	04/17/20	211	—
ETSY, Inc.	Call	70.00	04/17/20	16	—
Infinera Corporation	Call	9.00	04/17/20	43	—
Nuance Communications, Inc.	Call	20.00	04/17/20	82	1
Pluralsight, Inc.	Call	22.50	04/17/20	40	—
RA Pharmaceuticals, Inc.	Put	40.00	04/17/20	6	—
The Select Sector SPDR Trust	Put	57.00	04/17/20	37	7
The Select Sector SPDR Trust	Put	53.00	04/17/20	16	2
The Select Sector SPDR Trust	Put	58.00	05/15/20	60	23
T-Mobile USA, Inc.	Put	72.50	05/15/20	36	8
VanEck Vectors Semiconductor ETF	Put	110.00	04/17/20	231	76
					117

JNL Multi-Manager Alternative Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	BOA	Call		70.00	05/21/20	2,656,000	3
CDX.NA.IG.33, 12/20/24	BOA	Call		67.50	05/21/20	2,640,000	2
CDX.NA.IG.33, 12/20/24	BNP	Put		300.00	04/16/20	14,100,000	—
CDX.NA.IG.33, 12/20/24	BNP	Put		400.00	04/16/20	12,940,000	—
CDX.NA.IG.33, 12/20/24	BOA	Put		155.00	04/16/20	2,180,000	3
CDX.NA.IG.34, 06/20/25	BNP	Put		410.00	05/21/20	9,000,000	—
							8
Foreign Currency Options
USD/EUR Spot Rate	CGM	Call	EUR	1.08	04/24/20	2,460,000	11
USD/AUD Spot Rate	MSC	Put	AUD	0.01	05/27/20	1,600,000	2
USD/BRL Spot Rate	BNP	Put	BRL	4.14	04/20/20	1,730,000	—
USD/BRL Spot Rate	GSC	Put	BRL	4.18	04/27/20	1,598,000	—
USD/BRL Spot Rate	GSC	Put	BRL	4.27	05/14/20	2,450,000	—
USD/BRL Spot Rate	JPM	Put	BRL	4.34	06/01/20	2,120,000	—
USD/BRL Spot Rate	JPM	Put	BRL	4.13	04/22/20	580,000	—
USD/BRL Spot Rate	MSC	Put	BRL	4.56	06/09/20	1,600,000	1
USD/BRL Spot Rate	MSC	Put	BRL	4.26	05/13/20	2,390,000	—
USD/BRL Spot Rate	MSC	Put	BRL	4.07	04/13/20	4,600,000	—
USD/BRL Spot Rate	MSC	Put	BRL	4.46	06/04/20	2,120,000	—
USD/INR Spot Rate	CGM	Put	INR	62.50	05/13/20	7,000,000	—
USD/INR Spot Rate	GSC	Put	INR	73.00	09/02/20	2,120,000	9
USD/JPY Spot Rate	BNP	Put	JPY	1.10	04/23/20	1,600,000	41
USD/MXN Spot Rate	GSC	Put	MXN	18.99	04/27/20	1,598,000	—
USD/MXN Spot Rate	GSC	Put	MXN	20.46	06/10/20	1,600,000	5
USD/MXN Spot Rate	MSC	Put	MXN	20.14	06/08/20	1,480,000	4
USD/MXN Spot Rate	MSC	Put	MXN	18.95	05/21/20	4,580,000	2
USD/MXN Spot Rate	MSC	Put	MXN	19.32	06/02/20	1,720,000	2
USD/RUB Spot Rate	CGM	Put	RUB	67.71	06/09/20	1,490,000	3
USD/RUB Spot Rate	CGM	Put	RUB	70.05	06/10/20	1,600,000	6
USD/RUB Spot Rate	CGM	Put	RUB	63.96	05/26/20	4,580,000	2
USD/RUB Spot Rate	CGM	Put	RUB	63.67	05/13/20	2,400,000	1
USD/RUB Spot Rate	JPM	Put	RUB	61.00	04/08/20	1,520,000	—
							89
Interest Rate Swaptions
3M LIBOR, 08/03/50	MSC	Put		1.88	07/31/20	730,000	4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Future Options
AUD/USD Spot Rate Future, Jun. 2020	Call	0.66	04/03/20	5	—
AUD/USD Spot Rate Future, Jun. 2020	Call	0.67	05/08/20	11	(1)
AUD/USD Spot Rate Future, Jun. 2020	Call	0.60	05/08/20	5	(12)
EUR/USD Spot Rate Future, Jun. 2020	Call	1.13	04/03/20	11	—
EUR/USD Spot Rate Future, Jun. 2020	Call	1.08	04/03/20	8	(30)
EUR/USD Spot Rate Future, Jun. 2020	Call	1.14	05/08/20	3	(1)
EUR/USD Spot Rate Future, Jun. 2020	Call	1.14	05/08/20	11	(5)
EUR/USD Spot Rate Future, Jun. 2020	Call	1.12	05/08/20	17	(15)
United States 10 Year Note Future, Jun. 2020	Call	137.00	04/24/20	59	(118)
United States 10 Year Note Future, Jun. 2020	Call	138.00	04/24/20	146	(193)
United States 10 Year Note Future, Jun. 2020	Call	139.00	04/24/20	29	(20)
United States 10 Year Note Future, Jun. 2020	Call	135.50	04/24/20	26	(88)
United States 10 Year Note Future, Jun. 2020	Call	136.50	04/24/20	31	(76)
United States 10 Year Note Future, Jun. 2020	Call	136.00	04/24/20	13	(39)
United States 10 Year Note Future, Jun. 2020	Put	136.50	04/24/20	17	(5)
United States 10 Year Note Future, Jun. 2020	Put	135.00	04/24/20	95	(15)
United States 10 Year Note Future, Jun. 2020	Put	136.00	04/24/20	82	(18)
United States 10 Year Note Future, Jun. 2020	Put	137.00	04/24/20	16	(6)
United States 10 Year Note Future, Jun. 2020	Put	137.50	04/24/20	25	(11)
United States 10 Year Note Future, Jun. 2020	Put	132.00	04/24/20	15	—
United States 10 Year Note Future, Jun. 2020	Put	134.00	04/24/20	38	(4)
United States 10 Year Note Future, Jun. 2020	Put	135.50	04/24/20	8	(2)
United States 10 Year Note Future, Jun. 2020	Put	132.50	05/22/20	95	(19)
United States 10 Year Note Future, Jun. 2020	Put	133.00	05/22/20	95	(21)
United States 5 Year Note Future, Jun. 2020	Call	126.00	04/24/20	5	(1)
United States 5 Year Note Future, Jun. 2020	Call	125.00	04/24/20	82	(52)
United States 5 Year Note Future, Jun. 2020	Call	125.50	04/24/20	11	(4)
United States 5 Year Note Future, Jun. 2020	Put	124.50	04/24/20	23	(4)
United States 5 Year Note Future, Jun. 2020	Put	124.25	04/24/20	67	(7)
United States 5 Year Note Future, Jun. 2020	Put	125.00	04/24/20	33	(9)
United States 5 Year Note Future, Jun. 2020	Put	124.00	04/24/20	164	(17)
United States 5 Year Note Future, Jun. 2020	Put	122.75	04/24/20	35	(2)
United States 5 Year Note Future, Jun. 2020	Put	122.50	04/24/20	54	(2)
United States 5 Year Note Future, Jun. 2020	Put	123.00	04/24/20	127	(8)
United States 5 Year Note Future, Jun. 2020	Put	123.75	04/24/20	19	(2)
United States 5 Year Note Future, Jun. 2020	Put	124.00	05/22/20	48	(10)
United States 5 Year Note Future, Jun. 2020	Put	124.75	05/22/20	1	—
United States 5 Year Note Future, Jun. 2020	Put	124.50	05/22/20	22	(7)
United States Long Bond Future, Jun. 2020	Call	180.00	04/24/20	26	(54)
United States Long Bond Future, Jun. 2020	Call	178.00	04/24/20	59	(185)
United States Long Bond Future, Jun. 2020	Call	172.00	04/24/20	32	(246)
United States Long Bond Future, Jun. 2020	Put	175.00	04/24/20	39	(43)
United States Long Bond Future, Jun. 2020	Put	178.00	04/24/20	11	(23)
United States Long Bond Future, Jun. 2020	Put	172.00	04/24/20	3	(2)
United States Long Bond Future, Jun. 2020	Put	172.00	05/22/20	5	(7)
					(1,384)
Options on Securities
Apellis Pharmaceuticals, Inc.	Put	35.00	04/17/20	18	(15)
BorgWarner Inc.	Call	30.00	05/15/20	230	(13)
Fitbit, Inc.	Call	8.00	05/15/20	18	—
Fitbit, Inc.	Put	6.00	05/15/20	2	—
Legg Mason, Inc.	Call	50.00	05/15/20	1	—
Mellanox Technologies Ltd	Call	125.00	06/19/20	47	(2)
Taubman Centers, Inc.	Call	55.00	06/19/20	53	(23)
The Select Sector SPDR Trust	Call	60.00	04/17/20	8	(2)
The Select Sector SPDR Trust	Put	50.00	04/17/20	37	(3)
The Select Sector SPDR Trust	Put	45.00	04/17/20	11	—
The Select Sector SPDR Trust	Put	45.00	05/15/20	60	(5)
T-Mobile USA, Inc.	Call	85.00	04/17/20	136	(39)
T-Mobile USA, Inc.	Call	80.00	04/17/20	81	(44)
T-Mobile USA, Inc.	Call	87.50	05/15/20	171	(72)
T-Mobile USA, Inc.	Call	82.50	05/15/20	29	(18)
VanEck Vectors Semiconductor ETF	Call	125.00	04/17/20	69	(14)
VanEck Vectors Semiconductor ETF	Put	100.00	04/17/20	231	(32)
					(282)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Credit Default Swaptions
CDX.NA.HY.33.V3, 12/20/24	BNP	Call		90.00	04/16/20	646,800	(32)
CDX.NA.HY.33.V3, 12/20/24	BOA	Call		94.00	04/16/20	644,840	(15)
CDX.NA.HY.33.V3, 12/20/24	BOA	Call		90.00	04/16/20	646,800	(32)
CDX.NA.IG.33, 12/20/24	BOA	Put		90.00	05/21/20	2,656,000	(36)
CDX.NA.IG.33, 12/20/24	BOA	Put		85.00	05/21/20	2,640,000	(39)
							(154)
Foreign Currency Options
USD/BRL Spot Rate	GSC	Call	BRL	4.74	06/10/20	1,590,000	(149)
USD/BRL Spot Rate	MSC	Call	BRL	4.86	06/09/20	1,600,000	(120)
USD/BRL Spot Rate	GSC	Put	BRL	4.06	04/27/20	3,196,000	—
USD/BRL Spot Rate	JPM	Put	BRL	4.52	06/08/20	1,590,000	(1)
USD/BRL Spot Rate	MSC	Put	BRL	4.96	04/23/20	1,450,000	(8)
USD/INR Spot Rate	GSC	Call	INR	77.00	09/02/20	2,120,000	(58)
USD/MXN Spot Rate	CGM	Call	MXN	21.58	06/11/20	1,590,000	(166)
USD/MXN Spot Rate	GSC	Call	MXN	22.00	06/10/20	1,600,000	(146)
USD/MXN Spot Rate	MSC	Call	MXN	20.94	06/02/20	1,720,000	(216)
USD/MXN Spot Rate	GSC	Put	MXN	22.65	04/22/20	1,540,000	(26)
USD/MXN Spot Rate	GSC	Put	MXN	18.63	04/27/20	3,196,000	—
USD/MXN Spot Rate	JPM	Put	MXN	23.51	04/23/20	1,450,000	(47)
USD/MXN Spot Rate	MSC	Put	MXN	23.90	04/23/20	1,450,000	(61)
USD/MXN Spot Rate	MSC	Put	MXN	19.64	06/08/20	2,960,000	(4)
USD/RUB Spot Rate	CGM	Call	RUB	75.45	06/10/20	1,600,000	(96)
USD/RUB Spot Rate	GSC	Call	RUB	73.73	06/11/20	1,590,000	(121)
USD/RUB Spot Rate	JPM	Call	RUB	65.19	04/08/20	1,520,000	(251)
USD/RUB Spot Rate	CGM	Put	RUB	65.95	06/09/20	2,980,000	(3)
USD/RUB Spot Rate	GSC	Put	RUB	75.90	04/22/20	1,540,000	(20)
USD/RUB Spot Rate	MSC	Put	RUB	77.93	04/23/20	1,450,000	(37)
							(1,530)
Interest Rate Swaptions
3M LIBOR, 08/03/25	MSC	Put		1.55	07/31/20	4,060,000	—

JNL Multi-Manager Alternative Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BNP	04/17/20	AUD	1,260	774	(55)
AUD/USD	GSC	04/17/20	AUD	89	55	1
AUD/USD	JPM	04/17/20	AUD	1,418	871	(82)
BRL/USD	BCL	04/17/20	BRL	5,180	997	(266)
BRL/USD	CIT	04/17/20	BRL	46,256	8,904	(2,327)
BRL/USD	GSC	04/17/20	BRL	3,874	746	(117)
BRL/USD	MSC	04/27/20	BRL	3,008	579	(9)
BRL/USD	JPM	06/10/20	BRL	2,803	538	(67)
CAD/USD	BNP	04/17/20	CAD	1,000	710	(6)
CAD/USD	BNP	04/17/20	CAD	245	174	1
COP/USD	CIT	04/17/20	COP	5,283,163	1,299	(307)
COP/USD	GSC	04/17/20	COP	161,332	40	(8)
EUR/USD	BNP	04/17/20	EUR	4,000	4,410	(36)
EUR/USD	CIT	04/17/20	EUR	2,420	2,667	(13)
EUR/USD	CIT	04/17/20	EUR	80	88	2
EUR/USD	JPM	04/17/20	EUR	205	226	(1)
EUR/USD	JPM	04/17/20	EUR	220	243	4
EUR/USD	JPM	04/22/20	EUR	1,043	1,149	(3)
EUR/USD	CIT	04/28/20	EUR	1,162	1,281	(7)
EUR/USD	BBH	05/14/20	EUR	775	855	(11)
EUR/USD	BBH	05/14/20	EUR	276	305	5
EUR/USD	BNP	05/14/20	EUR	468	516	(14)
EUR/USD	BNP	05/14/20	EUR	1,500	1,655	42
EUR/USD	CIT	05/14/20	EUR	371	409	(16)
EUR/USD	CSI	05/14/20	EUR	180	199	(3)
EUR/USD	DUB	05/14/20	EUR	190	210	3
EUR/USD	MSC	05/14/20	EUR	310	342	5
EUR/USD	SIC	05/14/20	EUR	268	296	1
EUR/USD	UBS	05/14/20	EUR	917	1,012	7
EUR/USD	GSC	06/17/20	EUR	4,500	4,972	(81)
EUR/USD	JPM	03/17/21	EUR	12	13	—
GBP/USD	CIT	04/17/20	GBP	970	1,207	37
GBP/USD	GSC	04/17/20	GBP	243	302	(16)
GBP/USD	GSC	04/17/20	GBP	3,500	4,355	25
GBP/USD	BBH	05/14/20	GBP	178	222	3
GBP/USD	MSC	06/17/20	GBP	1,125	1,401	(9)
HKD/USD	JPM	05/07/20	HKD	17,880	2,306	9
IDR/USD	JPM	04/17/20	IDR	1,959,586	120	(23)
INR/USD	BCL	04/17/20	INR	340,235	4,489	(185)
JPY/USD	BNP	04/17/20	JPY	43,012	400	6
JPY/USD	CIT	04/17/20	JPY	44,100	410	6
JPY/USD	JPM	05/12/20	JPY	41,299	384	6
JPY/USD	CIT	06/17/20	JPY	137,500	1,281	(27)
KRW/USD	BNP	04/17/20	KRW	1,857,276	1,526	(55)
KRW/USD	CIT	04/17/20	KRW	1,508,162	1,239	(41)
KRW/USD	MSC	04/17/20	KRW	49,750	41	1
MXN/USD	CIT	04/17/20	MXN	25,254	1,067	(219)
MXN/USD	GSC	04/17/20	MXN	42,516	1,797	(430)
MXN/USD	JPM	04/17/20	MXN	15,640	661	(124)
MXN/USD	MSC	04/27/20	MXN	14,775	624	30
MXN/USD	MSC	06/10/20	MXN	3,688	155	(25)
NOK/USD	CIT	04/17/20	NOK	30,315	2,912	(355)
NZD/USD	JPM	06/04/20	NZD	5,746	3,419	(266)
RUB/USD	CIT	04/17/20	RUB	142,021	1,808	(336)
RUB/USD	GSC	04/17/20	RUB	51,280	653	(127)
RUB/USD	JPM	04/17/20	RUB	21,410	272	(44)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
RUB/USD	MSC	04/24/20	RUB	47,022	598	12
RUB/USD	CIT	06/10/20	RUB	9,907	125	(19)
SEK/USD	BCL	04/17/20	SEK	25,666	2,587	(161)
SEK/USD	BNP	04/17/20	SEK	304	31	(1)
SEK/USD	GSC	04/17/20	SEK	2,167	218	(9)
SEK/USD	GSC	04/17/20	SEK	498	50	—
TRY/USD	BCL	04/17/20	TRY	389	59	(5)
USD/AUD	BNP	04/17/20	AUD	(31)	(19)	1
USD/AUD	CIT	04/17/20	AUD	(270)	(165)	13
USD/AUD	JPM	04/17/20	AUD	(591)	(362)	37
USD/AUD	MSC	04/17/20	AUD	(72)	(44)	3
USD/BRL	GSC	04/13/20	BRL	(2,803)	(540)	65
USD/BRL	MSC	04/15/20	BRL	(6,979)	(1,344)	336
USD/BRL	CIT	04/17/20	BRL	(2,410)	(464)	10
USD/BRL	GSC	04/17/20	BRL	(17,655)	(3,399)	171
USD/BRL	BNP	04/23/20	BRL	(2,540)	(489)	114
USD/BRL	JPM	04/24/20	BRL	(881)	(170)	40
USD/BRL	GSC	04/27/20	BRL	(3,008)	(579)	7
USD/BRL	MSC	05/15/20	BRL	(3,772)	(725)	143
USD/BRL	GSC	05/18/20	BRL	(3,857)	(741)	143
USD/BRL	JPM	06/03/20	BRL	(2,459)	(472)	73
USD/BRL	MSC	06/08/20	BRL	(3,590)	(689)	99
USD/BRL	MSC	06/12/20	BRL	(5,142)	(986)	107
USD/BRL	GSC	06/15/20	BRL	(3,164)	(607)	61
USD/CAD	CIT	04/17/20	CAD	(350)	(249)	(6)
USD/CAD	CIT	04/17/20	CAD	(346)	(246)	21
USD/CAD	SSB	04/22/20	CAD	(2,970)	(2,109)	123
USD/CNH	BNP	04/17/20	CNH	(7,653)	(1,079)	20
USD/CNH	JPM	04/17/20	CNH	(894)	(126)	2
USD/COP	CIT	04/17/20	COP	(1,197,600)	(295)	—
USD/COP	GSC	04/17/20	COP	(1,504,040)	(370)	(8)
USD/COP	MSC	04/17/20	COP	(2,742,855)	(675)	(5)
USD/EUR	BNP	04/17/20	EUR	(170)	(187)	(2)
USD/EUR	BNP	04/17/20	EUR	(14,454)	(15,932)	238
USD/EUR	CIT	04/17/20	EUR	(1,374)	(1,515)	(15)
USD/EUR	CIT	04/17/20	EUR	(1,400)	(1,543)	16
USD/EUR	GSC	04/17/20	EUR	(1,606)	(1,771)	24
USD/EUR	JPM	04/17/20	EUR	(472)	(520)	(5)
USD/EUR	JPM	04/17/20	EUR	(1,067)	(1,175)	12
USD/EUR	MSC	04/17/20	EUR	(75)	(83)	1
USD/EUR	JPM	04/22/20	EUR	(1,564)	(1,724)	31
USD/EUR	JPM	04/23/20	EUR	(1,068)	(1,178)	(29)
USD/EUR	GSC	04/27/20	EUR	(141)	(155)	2
USD/EUR	JPM	04/27/20	EUR	(7,577)	(8,356)	126
USD/EUR	BBH	05/14/20	EUR	(290)	(320)	(5)
USD/EUR	CIT	05/14/20	EUR	(260)	(287)	—
USD/EUR	DUB	05/14/20	EUR	(370)	(408)	(2)
USD/EUR	HSB	05/14/20	EUR	(16,012)	(17,669)	(219)
USD/EUR	GSC	06/15/20	EUR	(2,453)	(2,711)	29
USD/EUR	JPM	07/08/20	EUR	(826)	(913)	(9)
USD/EUR	JPM	07/08/20	EUR	(734)	(812)	8
USD/EUR	GSC	03/17/21	EUR	(329)	(366)	(1)
USD/EUR	JPM	03/17/21	EUR	(899)	(1,000)	(25)
USD/EUR	JPM	03/17/21	EUR	(6,693)	(7,458)	123
USD/GBP	BNP	04/17/20	GBP	(941)	(1,171)	38
USD/GBP	CIT	04/17/20	GBP	(1,711)	(2,129)	97
USD/GBP	GSC	04/17/20	GBP	(390)	(485)	(27)
USD/GBP	GSC	04/17/20	GBP	(227)	(283)	13
USD/GBP	JPM	04/17/20	GBP	(160)	(199)	10
USD/GBP	CIT	05/14/20	GBP	(1,212)	(1,509)	73
USD/HKD	JPM	05/07/20	HKD	(17,881)	(2,307)	(10)
USD/HKD	JPM	07/22/20	HKD	(408)	(53)	—
USD/IDR	BCL	04/17/20	IDR	(59,777,759)	(3,660)	589
USD/IDR	JPM	04/17/20	IDR	(27,731,340)	(1,698)	147
USD/INR	CIT	04/17/20	INR	(10,980)	(145)	1
USD/INR	JPM	04/17/20	INR	(42,850)	(565)	(1)
USD/INR	JPM	04/17/20	INR	(124,044)	(1,636)	11
USD/JPY	CIT	04/17/20	JPY	(23,400)	(217)	(3)
USD/JPY	CIT	04/17/20	JPY	(30,000)	(279)	8
USD/JPY	GSC	04/17/20	JPY	(99,645)	(926)	(2)
USD/JPY	JPM	04/17/20	JPY	(8,244)	(77)	—
USD/JPY	MSC	04/17/20	JPY	(10,000)	(93)	—
USD/JPY	JPM	05/11/20	JPY	(299,177)	(2,785)	(12)
USD/JPY	JPM	05/11/20	JPY	(94,230)	(876)	19
USD/JPY	JPM	05/12/20	JPY	(70,600)	(657)	(2)
USD/JPY	JPM	05/12/20	JPY	(8,371)	(78)	—
USD/JPY	JPM	06/22/20	JPY	(27,728)	(258)	(4)
USD/JPY	JPM	06/22/20	JPY	(116,790)	(1,088)	9
USD/JPY	JPM	06/26/20	JPY	(97,932)	(913)	(22)
USD/KRW	BCL	04/17/20	KRW	(5,117,047)	(4,206)	183
USD/KRW	JPM	04/17/20	KRW	(44,565)	(37)	2
USD/MXN	CIT	04/17/20	MXN	(32,001)	(1,353)	(35)
USD/MXN	CIT	04/17/20	MXN	(112,780)	(4,767)	758
USD/MXN	GSC	04/17/20	MXN	(7,870)	(333)	(5)
USD/MXN	GSC	04/17/20	MXN	(2,190)	(93)	2
USD/MXN	JPM	04/17/20	MXN	(21,598)	(913)	152
USD/MXN	MSC	04/17/20	MXN	(8,490)	(359)	46
USD/MXN	JPM	04/27/20	MXN	(12,644)	(534)	(32)
USD/MXN	MSC	05/26/20	MXN	(34,164)	(1,436)	341
USD/MXN	MSC	06/04/20	MXN	(17,960)	(754)	147
USD/MXN	GSC	06/12/20	MXN	(23,432)	(982)	122
USD/MXN	CIT	06/15/20	MXN	(13,017)	(545)	58
USD/PLN	BCL	04/17/20	PLN	(1)	—	—
USD/RUB	CIT	04/17/20	RUB	(31,380)	(399)	(7)
USD/RUB	CIT	04/17/20	RUB	(82,357)	(1,048)	71
USD/RUB	GSC	04/17/20	RUB	(245,254)	(3,122)	694
USD/RUB	JPM	04/17/20	RUB	(46,901)	(597)	136
USD/RUB	JPM	04/24/20	RUB	(47,022)	(598)	(14)
USD/RUB	CIT	05/14/20	RUB	(60,178)	(763)	165
USD/RUB	CIT	05/27/20	RUB	(116,385)	(1,472)	314
USD/RUB	CIT	06/11/20	RUB	(77,489)	(978)	89
USD/RUB	GSC	06/15/20	RUB	(47,674)	(601)	45
USD/SAR	GSC	09/24/20	SAR	(7,340)	(1,954)	(3)
USD/SAR	MSC	09/24/20	SAR	(10,810)	(2,879)	(4)
USD/SEK	GSC	04/09/20	SEK	(10,406)	(1,048)	55
USD/TRY	GSC	04/17/20	TRY	(389)	(59)	4
USD/TWD	JPM	04/17/20	TWD	—	—	—
USD/ZAR	BBH	04/02/20	ZAR	(1,663)	(93)	(1)
USD/ZAR	BBH	04/02/20	ZAR	(289)	(16)	—
USD/ZAR	BNP	04/17/20	ZAR	(849)	(48)	11
USD/ZAR	CIT	04/17/20	ZAR	(10,151)	(569)	(4)
USD/ZAR	GSC	04/17/20	ZAR	(2,460)	(138)	6
USD/ZAR	JPM	04/17/20	ZAR	(5,080)	(285)	20
					(66,839)	416

JNL Multi-Manager Alternative Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	192,000	(2)	25
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	320,000	2	38
3M MPOR (Q)	Paying	GSC	6.50	(A)	11/20/21	RUB	373,400	—	46
								—	109

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Agricultural Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	950,000	HKD	2,788	21
AIA Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	57,304	HKD	3,944	10
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -1.55% (M)	TBD	(241,800)		(370)	(4)
Aliansce Sonae Shopping Centers SA (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(57,900)		(230)	(63)
Alinma Bank (E)	GSC	Federal Funds Effective Rate -1.88% (M)	TBD	(80,971)		(406)	(43)
Amorepacific Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(6,576)		(820)	(91)
Anhui Conch Cement Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	21,500	HKD	1,071	11
Aselsan Inc. (E)	MSC	Federal Funds Effective Rate -5.88% (M)	TBD	(56,339)		(194)	(7)
Baidu, Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	7,865		716	76
Banco Bradesco S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(147,900)		(604)	10
Banco Inter S.A. (E)	MSC	Federal Funds Effective Rate -2.02% (M)	TBD	(284,800)		(504)	(55)
Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	909,000	HKD	2,639	8
Becle, S.A. de C.V. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(719,300)		(944)	70
Bumrungrad Hospital Public Company Limited (E)	MSC	Federal Funds Effective Rate -9.63% (M)	TBD	(156,100)		(515)	(27)
BYD Company Limited (E)	GSC	1M HIBOR -8.00% (M)	TBD	(151,000)	HKD	(5,866)	(34)
Cathay Pacific Airways Limited (E)	GSC	1M HIBOR -12.25% (M)	TBD	(341,000)	HKD	(3,028)	24
Celltrion Healthcare Co. Ltd. (E)	MBL	Federal Funds Effective Rate -1.25% (M)	TBD	(18,797)		(996)	(389)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(6,316)		(853)	(335)
Champion Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	740,000	HKD	3,072	50
Cheng Shin Rubber Ind. Co., Ltd. (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(975,000)		(1,051)	58
China Airlines, Ltd. (E)	GSC	Federal Funds Effective Rate -2.00% (M)	TBD	(3,464,000)		(744)	(14)
China Construction Bank Corporation (E)	GSC	1M HIBOR +0.50% (M)	TBD	189,000	HKD	1,169	4
China Oilfield Services Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	204,000	HKD	1,285	(8)
China Overseas Land & Investment Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	92,000	HKD	2,169	6
China Resources Beer (Holdings) Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(208,000)	HKD	(6,916)	(57)
China Resources Cement Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	56,000	HKD	468	6
China Shenhua Energy Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	181,000	HKD	2,431	31
Commercial International Bank (Egypt) S.A.E. (E)	GSC	Federal Funds Effective Rate +0.80% (M)	TBD	24,946		94	(1)
Dentium Co., Ltd. (E)	GSC	Federal Funds Effective Rate -4.25% (M)	TBD	(25,696)		(665)	(57)
Eclat Textile Corporation Ltd. (E)	GSC	Federal Funds Effective Rate -3.25% (M)	TBD	(83,000)		(722)	61
EDENRED (E)	GSC	1W Euribor -0.40% (M)	TBD	(18,626)	EUR	(616)	(103)
Erste Group Bank AG (E)	GSC	1W Euribor +0.40% (M)	TBD	22,138	EUR	400	(29)
Fortescue Metals Group Ltd (E)	GSC	Reserve Bank of Australia Overnight Rate -0.50% (M)	TBD	(131,957)	AUD	(1,374)	(51)
Fortune Real Estate Investment Trust (E)	GSC	1M HIBOR +0.50% (M)	TBD	683,000	HKD	4,792	14
FULLSHARE HOLDINGS LIMITED (E)	GSC	1M HIBOR -14.25% (M)	TBD	(6,105,000)	HKD	(763)	3
Galaxy Entertainment Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	444,000	HKD	18,957	(77)
Gazit Globe Ltd (E)	GSC	3M Tel Aviv Interbank Offered Rate +0.70% (M)	TBD	35,108	ILS	880	21
Genting Malaysia Berhad (E)	MBL	Federal Funds Effective Rate -0.50% (M)	TBD	(752,800)		(363)	(3)
Genting Singapore Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(1,358,400)	SGD	(842)	(67)
Glencore PLC (E)	GSC	Sterling Overnight Index Average +0.40% (M)	TBD	225,113	GBP	309	(38)
Golden Agri-Resources Ltd. (E)	GSC	Singapore Swap Offer Rate -0.75% (M)	TBD	(6,440,000)	SGD	(992)	59
GOME Retail Holdings Limited (E)	GSC	1M HIBOR -5.50% (M)	TBD	(11,290,000)	HKD	(8,094)	(6)
Grand Korea Leisure Co.Ltd (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(61,753)		(720)	35
Grupo Aeroportuario del Sureste, S.A.B. de C.V. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(20,979)		(216)	19
Grupo Televisa S.A.B. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(104,260)		(634)	29
Hana Financial Group Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	64,014		1,064	150
Hang Lung Properties Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	416,000	HKD	6,646	(13)
Hang Seng Bank, Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(49,400)	HKD	(6,585)	(18)
Hapvida Participacoes E Investimentos Ltda (E)	GSC	Federal Funds Effective Rate -1.00% (M)	TBD	(114,900)		(861)	(78)
Hellenic Telecommunications Organization S.A. (E)	GSC	1W Euribor +2.50% (M)	TBD	46,269	EUR	516	(9)
Himax Technologies, Inc. (E)	GSC	Federal Funds Effective Rate -1.81% (M)	TBD	(370,620)		(974)	(41)
IMAX China Holdings Inc. (E)	GSC	1M HIBOR -3.50% (M)	TBD	(129,500)	HKD	(1,733)	23
Industrial and Commercial Bank of China Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	1,315,000	HKD	6,733	31
Jerónimo Martins, SGPS, S.A. (E)	GSC	1W Euribor +0.40% (M)	TBD	32,955	EUR	524	20
Jiangxi Copper Company Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	56,000	HKD	405	(1)
Keppel Corporation Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(207,100)	SGD	(1,075)	(15)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Korea Electric Power Corp (E)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(34,413)		(499)	(45)
Kumho Petrochemical Co., Ltd. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	8,516		345	108
Lifestyle International Holdings Limited (E)	MSC	1M HIBOR -0.75% (M)	TBD	(518,500)	HKD	(3,199)	(23)
Lotte Shopping Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.5% (M)	TBD	(11,748)		(703)	(21)
Meituan Dianping (E)	GSC	1M HIBOR -0.50% (M)	TBD	(27,300)	HKD	(2,243)	(40)
MGM China Holdings Limited (E)	GSC	1M HIBOR -2.40% (M)	TBD	(739,200)	HKD	(6,165)	39
Mirae Asset Daewoo Co., Ltd. (E)	GSC	Federal Funds Effective Rate -0.5% (M)	TBD	(171,236)		(695)	(46)
Movida Participações S.A. (E)	MSC	Federal Funds Effective Rate -1.05% (M)	TBD	(442,500)		(870)	188
MTR Corporation Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(176,500)	HKD	(7,007)	(8)
Multiplan Empreendimentos Imobiliários S/A (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(198,900)		(833)	92
Naspers (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	25,561		631	96
Netdragon Websoft Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	59,500	HKD	1,030	11
Notre Dame Intermedica Participacoes S.A. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(107,300)		(1,014)	92
Paradise Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.88% (M)	TBD	(67,142)		(707)	(7)
Pinduoduo Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(26,965)		(900)	(71)
Powertech Technology Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	267,000		702	56
PPB Group Berhad (E)	MSC	Federal Funds Effective Rate -4.50% (M)	TBD	(219,900)		(796)	(40)
PTT Exploration And Production Public Company Limited (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(197,100)		(355)	(50)
Public Joint Stock Company "Children's World" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	373,000		384	48
Public Joint Stock Society "Novolipetsk Iron And Steel Works" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	625,670		900	87
Public Joint Stock Society "Sberbank of Russia" (E)	GSC	Federal Funds Effective Rate +0.85% (M)	TBD	55,005		542	(18)
Puxin Limited (E)	GSC	Federal Funds Effective Rate -52.46% (M)	TBD	(87,969)		(490)	103
Rabigh Refining and Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.50% (M)	TBD	(181,823)		(483)	(35)
Regional, S.A.B. De C.V. (E)	MSC	Federal Funds Effective Rate -0.63% (M)	TBD	(182,200)		(399)	(80)
Samsung Biologics Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.55% (M)	TBD	(2,486)		(835)	(150)
Samsung Electronics Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	113,842		4,259	227
Samsung Heavy Industries Co., Ltd (E)	GSC	Federal Funds Effective Rate -0.55% (M)	TBD	(182,184)		(602)	18
Samsung Securities Co., Ltd. (E)	MSC	Federal Funds Effective Rate -0.55% (M)	TBD	(32,306)		(761)	(18)
SATS Ltd. (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(319,700)	SGD	(1,029)	13
Saudi Arabian Oil Company (E)	GSC	Federal Funds Effective Rate -1.96% (M)	TBD	(102,592)		(811)	(13)
Saudi Kayan Petrochemical Company (E)	GSC	Federal Funds Effective Rate -2.19% (M)	TBD	(446,512)		(845)	(18)
SembCorp Marine Ltd (E)	GSC	Singapore Swap Offer Rate -13.75% (M)	TBD	(542,700)	SGD	(396)	18
SillaJen Inc (E)	GSC	Federal Funds Effective Rate -15.00% (M)	TBD	(23,634)		(187)	(71)
Singapore Airlines Limited (E)	GSC	Singapore Swap Offer Rate -0.50% (M)	TBD	(163,500)	SGD	(1,082)	101
Singapore Press Holdings Ltd. (E)	GSC	Singapore Swap Offer Rate -1.80% (M)	TBD	(681,500)	SGD	(1,234)	(10)
Sinopec Engineering (Group) Co., Ltd. (E)	GSC	1M HIBOR +0.50% (M)	TBD	952,500	HKD	2,911	25
SJM Holdings Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(851,000)	HKD	(5,983)	53
SK Hynix Inc. (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	54,091		3,478	261
S-Oil Corporation (E)	GSC	Federal Funds Effective Rate -0.50% (M)	TBD	(17,284)		(803)	(8)
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	247,558		2,185	80
Taiwan Semiconductor Manufacturing Co Ltd (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	32,290		1,560	(3)
Telekom Malaysia Bhd DBA (E)	MSC	Federal Funds Effective Rate -3.50% (M)	TBD	(790,100)		(608)	(77)
Tencent Holdings Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	98,100	HKD	34,280	386
The Hong Kong And China Gas Company Limited (E)	GSC	1M HIBOR -0.50% (M)	TBD	(526,402)	HKD	(7,633)	117
Tiger Brands Limited (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(98,795)	ZAR	(16,811)	(81)
Total SA (E)	GSC	1W Euribor +0.40% (M)	TBD	6,891	EUR	170	87
Tripod Technology Corporation (E)	GSC	Federal Funds Effective Rate +0.65% (M)	TBD	256,000		735	69
True Corporation Public Company Limited (E)	MSC	Federal Funds Effective Rate -5.88% (M)	TBD	(10,219,400)		(778)	(200)
Tsingtao Brewery Co.,Ltd. (E)	GSC	1M HIBOR -0.50% (M)	TBD	(130,000)	HKD	(4,740)	(52)
Vale S.A. (E)	GSC	Federal Funds Effective Rate -0.75% (M)	TBD	(96,400)		(797)	(5)
Value Partners Group Limited (E)	GSC	1M HIBOR -1.25% (M)	TBD	(1,714,000)	HKD	(5,810)	15
WH Group Limited (E)	GSC	1M HIBOR +0.50% (M)	TBD	2,509,500	HKD	16,644	198
Yamana Gold Inc. (E)	GSC	Federal Funds Effective Rate +0.40% (M)	TBD	229,342		802	(166)
							348

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Multi-Manager Alternative Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Allergan Public Limited Company (E)	1M LIBOR +0.75% (Q)	BOA	04/27/21	14,631	—	(1,353)
Altran Technologies (E)	1M LIBOR +0.35% (Q)	BOA	03/02/21	579	—	12
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20	—	—	86
Faurecia (E)	1M LIBOR +0.35% (Q)	BOA	01/28/21	268	—	(108)
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.35% (Q)	BOA	01/28/21	1,922	—	(981)
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	BOA	01/25/21	597	—	12
OSRAM Licht AG (E)	1M LIBOR +0.50% (Q)	BOA	01/18/21	1,015	—	(18)
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	BOA	01/18/21	7,111	—	81
OSRAM Licht AG (E)	1M LIBOR +0.35% (Q)	BOA	01/18/21	213	—	(4)
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	BOA	04/01/21	7,844	—	(123)
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	05/04/21	2,607	—	(234)
Swedol AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	02/19/21	1,081	—	(30)
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	JPM	01/27/21	2,991	—	26
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/20	1,337	—	(6)
Keihin Corporation (E)	3M LIBOR +0.40% (Q)	JPM	04/02/21	421	—	10
Line Corporation (E)	3M LIBOR +0.40% (Q)	JPM	11/25/20	879	—	17
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21	3,621	—	(1,762)
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20	428	—	13
RIB Software SE (E)	3M LIBOR +0.74% (Q)	JPM	01/01/00	1,697	—	(3)
SHOWA Corporation (E)	3M LIBOR +0.40% (Q)	JPM	04/02/21	430	—	9
The Stars Group Inc. (E)	3M LIBOR +1.45% (Q)	JPM	04/05/21	2,459	—	(4)
UNIZO Holdings Company,Limited (E)	3M LIBOR +0.40% (Q)	JPM	01/08/21	309	—	65
Wheelock And Company Limited (E)	3M LIBOR +0.40% (Q)	JPM	03/22/21	227	—	5
					—	(4,290)
Total return swap agreements - paying return
EQUITY
AbbVie Inc. (E)	1M LIBOR -0.25% (Q)	BOA	01/20/21	(5,376)	—	116
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	01/28/21	(1,773)	—	783
WESCO International, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	04/30/21	(81)	—	8
Aon PLC (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21	(3,352)	—	(228)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21	(215)	—	34
Eldorado Resorts, Inc. (E)	Federal Funds Effective Rate -0.52% (Q)	GSC	01/22/21	(2,179)	—	1,610
Fidelity National Financial, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/15/21	(262)	—	34
First Horizon National Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21	(554)	—	7
Flutter Entertainment Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	11/04/20	(3,737)	—	496
Flutter Entertainment Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	11/04/20	(2,677)	—	224
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21	(5,891)	—	1,126
Raytheon Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/03/21	(672)	—	(54)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21	(8,050)	—	1,963
Digital Realty Trust, Inc. (E)	3M LIBOR +0.74% (Q)	JPM	12/14/20	(175)	—	(33)
The Wharf (Holdings) Limited (E)	3M LIBOR +1.12% (Q)	JPM	03/22/21	(57)	—	(4)
Wharf Real Estate Investment Company Limited (E)	3M LIBOR -3.00% (Q)	JPM	03/22/21	(138)	—	(2)
					—	6,080

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager International Small Cap Fund
COMMON STOCKS 96.5%
Japan 18.8%
Asahi Intecc Co., Ltd.	65	1,618
Canon Marketing Japan Inc.	27	538
DIP Corporation	68	1,095
Edion Corp.	43	356
Freee K.K. (a) (b)	65	2,073
Fuji Corporation	44	670
GMO Payment Gateway, Inc.	23	1,597
Gulliver International Co. Ltd.	85	307
Haseko Corp.	186	1,986
Hennge K.K. (a) (b)	49	1,185
Hosiden Corporation.	53	368
Japan Aviation Electronics Industry Ltd.	77	918
Japan Elevator Service Holdings Co.,Ltd. (b)	83	1,895
Japan Material Co.,Ltd.	144	1,877
JVCKenwood Corporation	348	624
Kandenko Co., Ltd.	68	537
Kobe Bussan Co., Ltd. (b)	58	2,282
Kumagai Gumi Co., Ltd.	29	674
Lasertec Corporation	72	3,351
MonotaRO Co., Ltd.	64	1,700
NEC Networks & System Integration Corporation	19	763
Nihon M & A Center Inc.	82	2,240
Nishimatsu Construction Co. Ltd.	27	515
Oki Electric Industry Company Limited	39	360
Open House Co.,Ltd.	49	1,015
Penta-Ocean Construction Co., Ltd.	225	1,178
Raksul, Inc. (a)	35	752
Rakus Co.,Ltd.	101	1,500
Sawai Pharmaceutical Co.,Ltd.	22	1,156
Ship Healthcare Holdings, Inc.	28	1,135
Sumitomo Forestry Co. Ltd.	34	439
T-Gaia Corporation	24	449
Toho Holdings Co. Ltd.	36	760
Tokyu Construction Co., Ltd.	62	328
Towa Pharmaceutical Co. Ltd.	29	614
Ushio Inc.	39	368
Yuasa Trading Co. Ltd.	12	311
		39,534
United Kingdom 9.2%
Craneware PLC	79	1,889
CVS Group PLC	25	261
Dart Group PLC	79	543
Dechra Pharmaceuticals PLC	48	1,395
Dixons Carphone PLC	437	420
Evraz PLC	399	1,137
Fevertree Drinks PLC	100	1,505
FirstGroup PLC (a)	281	176
Frasers Group PLC (a)	123	279
GB Group PLC	30	215
Hammerson Plc (b)	552	531
Integrafin Holdings PLC (c)	313	1,690
Just Group Plc (a)	386	259
Keller Group PLC	69	453
Morgan Sindall Group PLC	38	568
Phoenix Group Holdings PLC	116	899
Redde Northgate PLC	268	462
Softcat PLC	206	2,648
Spirax-Sarco Engineering PLC	17	1,716
Stagecoach Group PLC	196	168
Tate & Lyle Public Limited Company	45	367
The Go-Ahead Group PLC	15	152
Vistry Group PLC	36	257
Wizz Air Holdings PLC (a)	44	1,242
		19,232
Sweden 8.2%
Avanza Bank Holding AB	253	2,102
Axfood Aktiebolag	54	1,092
Betsson AB	113	451
Bilia AB	103	635
Biotage AB	128	1,278
CellaVision AB	49	1,195
G&L Beijer Ref AB	77	1,384
Indutrade Aktiebolag	56	1,500
Inwido AB (publ)	40	231
Medicover AB (a)	130	1,114
Nobina AB (publ)	56	303
Peab AB	126	905
Samhallsbyggnadsbolaget i Norden AB	592	1,129
SAS AB (a) (b)	251	222
Scandic Hotels Group AB	44	132
Sectra Aktiebolag	26	986
SSAB AB	246	539
Vitec Software Group AB (publ)	115	2,049
		17,247
Canada 5.7%
AGF Holdings Inc. - Class B	360	767
Alaris Royalty Corp.	45	261
Artis Real Estate Investment Trust	51	289
CAE Inc.	121	1,524
Cargojet Inc. (b)	23	1,622
Celestica Inc. (a)	67	235
Descartes Systems Group Inc. (a)	49	1,680
FirstService Corporation	27	2,042
Kinaxis Inc. (a)	24	1,852
Parex Resources Inc. (a)	47	396
PEYTO Exploration & Development Corp. (b)	348	368
TransAlta Corporation	66	694
Transcontinental Inc. - Class A	32	287
		12,017
Australia 4.9%
Afterpay Limited (a)	124	1,414
Appen Limited (b)	125	1,503
Australian Pharmaceutical Industries Ltd.	1,758	1,345
Charter Hall WALE Limited	176	474
Inghams Group Limited	182	364
JB Hi-Fi Limited	84	1,444
Metcash Limited	760	1,459
Nanosonics Limited (a)	472	1,614
Zip Co Limited (a) (b)	631	603
		10,220
Taiwan 4.4%
Accton Technology Corporation	119	633
Airtac International Group	95	1,411
Compeq Manufacturing Co., Ltd.	691	710
Coretronic Corp.	378	350
Everlight Electronics Co., Ltd.	540	443
International Games System Co., Ltd.	46	845
King Yuan Electronics Co. Ltd.	1,725	1,725
Radiant Opto-Electronics Corp.	582	1,505
Simplo Technology Co. Ltd.	176	1,542
		9,164
Netherlands 4.3%
ASM International N.V.	6	595
ASR Nederland N.V.	76	1,906
BAM Group	263	366
BE Semiconductor Industries N.V.	44	1,314
IMCD B.V.	23	1,645
Just Eat Takeaway.Com N.V. (a)	32	2,413
Signify N.V.	32	608
Wereldhave N.V. (b)	26	187
		9,034
India 4.1%
Ajanta Pharma Limited	27	483
Avanti Feeds Limited	86	335
Creditaccess Grameen Limited (a)	139	622
Granules India Limited	436	827
Indian Energy Exchange Limited	766	1,295
Ipca Laboratories Ltd.	32	593
Power Finance Corporation Limited	1,082	1,311
Syngene International Ltd.	431	1,365
WNS (Holdings) Limited - ADR (a)	42	1,812
		8,643

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
China 3.9%
China Aoyuan Group Limited	873	1,011
China Oriental Group Co. Ltd.	950	243
China Overseas Grand Oceans Group Limited	1,687	978
Daqo New Energy Corp. - ADR (a)	21	1,216
Hangzhou Tigermed Consulting Co., Ltd	128	1,152
Huaxin Cement Co. Ltd.	1,047	1,605
Lao Feng Xiang Co. Ltd.	119	327
Silergy Corp.	49	1,596
		8,128
Switzerland 3.7%
ALSO Holding AG	2	253
PSP Swiss Property AG	12	1,534
Sunrise Communications AG - Class N	5	410
Tecan Group AG	6	1,935
VAT Group AG	16	2,188
Vifor Pharma AG	21	1,442
		7,762
Germany 3.5%
alstria office REIT-AG	58	830
Ceconomy AG (a)	94	205
Corestate Capital Holding S.A.	29	844
Deutsche Pfandbriefbank AG	100	766
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	13	1,985
Edge Equipment Ltd	25	263
Evotec SE (a) (b)	70	1,571
Wuestenrot & Wuerttembergische AG	55	838
		7,302
Denmark 3.3%
ALK-Abello A/S (a)	10	2,146
Royal Unibrew A/S	52	3,738
Scandinavian Tobacco Group A/S	30	299
SimCorp A/S	10	860
		7,043
Brazil 3.2%
Azul S.A. - ADR (a)	88	893
Companhia De Saneamento Do Pardo - Sanepardo	203	941
Enauta Participacoes SA	131	224
Grupo SBF S/A (a)	205	954
Notre Dame Intermedica Participacoes S.A.	164	1,408
Qualicorp S.A.	273	1,257
Sao Martinho S.A.	125	352
Transmissora Alianca de Energia Eletrica S.A.	152	752
		6,781
Italy 3.0%
Amplifon S.p.A	111	2,279
ANIMA Holding S.p.A.	276	747
Azimut Holding S.p.A.	27	393
Banca IFIS S.p.A.	30	289
Interpump Group SpA	58	1,414
Unipol Gruppo Finanziario S.P.A.	370	1,280
		6,402
South Korea 2.3%
Dae Duck Electronics Research & Gaebal Institute	120	712
DGB Financial Group	163	612
Duzon Bizon Co. Ltd.	26	1,721
Hyosung Corporation	21	1,069
Korea Petrochemical Ind. Co., Ltd	4	275
Korean Reinsurance Company	45	269
SK Networks Co. Ltd.	77	285
		4,943
Jersey 1.4%
Centamin PLC	908	1,376
SANNE Group PLC	200	1,524
		2,900
Hong Kong 1.4%
Ausnutria Dairy Corporation Ltd	820	1,295
K. Wah International Holdings Ltd.	644	276
VTech Holdings Ltd.	52	374
Yuexiu Property Co. Ltd.	5,054	906
		2,851
Israel 1.3%
CyberArk Software Ltd. (a)	17	1,457
Wix.Com Ltd. (a)	13	1,264
		2,721
United States of America 1.2%
Elastic NV (a)	32	1,809
Far Point Acquisition Corporation - Class A (a)	74	753
		2,562
United Arab Emirates 1.0%
Air Arabia PJSC	2,136	552
Network International Holdings PLC (a)	305	1,487
		2,039
Mexico 1.0%
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	641	528
Qualitas Controladora, S.A.B. De C.V. - Class I	132	340
Regional, S.A.B. De C.V.	441	1,167
		2,035
France 0.9%
Coface SA (a)	56	364
SOITEC (a)	21	1,522
		1,886
Spain 0.9%
Pharma Mar, S.A. (a)	393	1,884
Singapore 0.8%
BW LPG PTE. LTD.	126	373
Yanlord Land Group Limited	2,006	1,380
		1,753
Faroe Islands 0.8%
P/F Bakkafrost Sales	35	1,652
Ireland 0.7%
Keywords Studios PLC	85	1,512
Luxembourg 0.6%
Globant S.A. (a)	15	1,321
Turkey 0.6%
Dogan Sirketler Grubu Holding A.S.	2,046	474
Migros Ticaret Anonim Sirketi (a)	102	350
Tekfen Holding Anonim Sirketi	186	360
		1,184
Russian Federation 0.5%
HeadHunter Group PLC - ADR	70	1,113
Indonesia 0.4%
BANK BTPN, PT TBK (a)	6,734	880
South Africa 0.2%
Astral Foods Ltd.	32	350
Belgium 0.1%
Agfa-Gevaert NV (a)	75	281
Greece 0.1%
Motor Oil Hellas Corinth Refineries SA	22	277
Colombia 0.1%
Frontera Energy Corporation	54	133
Total Common Stocks (cost $240,661)		202,786
PREFERRED STOCKS 0.5%
Brazil 0.5%
Cia Paranaense de Energia - Series B	100	1,039
Total Preferred Stocks (cost $1,261)		1,039
SHORT TERM INVESTMENTS 1.8%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	3,671	3,671
Total Short Term Investments (cost $3,671)		3,671
Total Investments 98.8% (cost $245,593)		207,496
Other Assets and Liabilities, Net 1.2%		2,602
Total Net Assets 100.0%		210,098

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security is restricted to resale to institutional investors. See Restricted Securities

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Multi-Manager International Small Cap Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Integrafin Holdings PLC	01/29/20	2,049	1,690	0.8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Mid Cap Fund
COMMON STOCKS 98.0%
Information Technology 19.1%
Amdocs Limited	48	2,644
Amphenol Corporation - Class A	15	1,111
Arista Networks, Inc. (a)	16	3,281
Aspen Technology, Inc. (a)	40	3,822
Autodesk, Inc. (a)	25	3,965
CDW Corp.	51	4,794
Coherent Inc. (a)	38	4,028
DXC Technology Company	101	1,323
Flex Ltd. (a)	547	4,579
Genpact Limited	133	3,895
Guidewire Software, Inc. (a)	41	3,252
Hewlett Packard Enterprise Company	327	3,174
IPG Photonics Corporation (a)	25	2,801
Keysight Technologies, Inc. (a)	56	4,694
KLA-Tencor Corp.	18	2,609
Lam Research Corp.	21	5,136
Leidos Holdings Inc.	54	4,983
MAXIMUS Inc.	89	5,151
Medallia, Inc. (a) (b)	275	5,521
Motorola Solutions Inc.	32	4,305
NCR Corporation (a)	102	1,811
New Relic, Inc. (a)	86	3,954
Nuance Communications, Inc. (a)	326	5,469
Nutanix, Inc. - Class A (a) (b)	192	3,034
Okta, Inc. - Class A (a)	51	6,174
Palo Alto Networks, Inc. (a)	46	7,460
Proofpoint, Inc. (a)	39	4,001
Pure Storage, Inc. - Class A (a)	489	6,015
ServiceNow, Inc. (a)	38	10,890
Skyworks Solutions, Inc.	45	3,986
Splunk Inc. (a)	110	13,910
Synopsys Inc. (a)	47	6,092
Western Digital Corporation	79	3,267
Workday, Inc. - Class A (a)	77	10,027
Xilinx, Inc.	63	4,902
Zebra Technologies Corp. - Class A (a)	6	1,125
Zscaler, Inc. (a) (b)	87	5,295
		172,480
Health Care 16.1%
Alexion Pharmaceuticals, Inc. (a)	36	3,250
Align Technology, Inc. (a)	27	4,610
AmerisourceBergen Corporation	83	7,295
BioMarin Pharmaceutical Inc. (a)	66	5,552
Bio-Rad Laboratories, Inc. - Class A (a)	22	7,397
Bio-Techne Corporation	57	10,808
Cantel Medical Corp.	102	3,667
Catalent Inc. (a)	201	10,483
Cooper Cos. Inc.	26	7,030
Dentsply Sirona Inc.	203	7,902
Edwards Lifesciences Corporation (a)	49	9,148
Envista Holdings Corporation (a)	127	1,905
Hill-Rom Holdings Inc.	42	4,198
Icon Public Limited Company (a)	30	4,134
Integra LifeSciences Holdings Corp. (a)	176	7,884
Masimo Corp. (a)	26	4,605
Molina Healthcare, Inc. (a)	31	4,359
Qiagen N.V. (a)	94	3,899
Quest Diagnostics Incorporated	88	7,036
Syneos Health, Inc. - Class A (a)	68	2,669
Varian Medical Systems, Inc. (a)	35	3,614
Veeva Systems Inc. - Class A (a)	56	8,679
Waters Corp. (a)	52	9,467
West Pharmaceutical Services Inc.	33	5,024
		144,615
Industrials 15.7%
AGCO Corporation	100	4,736
Air Lease Corporation - Class A	109	2,413
Alaska Air Group, Inc.	174	4,941
AMETEK, Inc.	200	14,411
Clarivate Analytics PLC (a)	388	8,061
Fortive Corporation	206	11,397
Hubbell Inc.	29	3,305
IDEX Corporation	64	8,839
JB Hunt Transport Services Inc.	51	4,708
L3Harris Technologies, Inc.	28	5,115
Landstar System Inc.	66	6,296
ManpowerGroup Inc.	69	3,648
Masonite International Corporation (a)	61	2,890
Nordson Corp.	66	8,915
Old Dominion Freight Line Inc.	37	4,863
Owens Corning Inc.	95	3,701
Parker-Hannifin Corporation	31	4,028
Republic Services Inc.	40	3,027
Rockwell Automation Inc.	88	13,340
Teledyne Technologies Inc. (a)	16	4,608
Textron Inc.	183	4,890
Toro Co.	47	3,027
Trane Technologies Public Limited Company	52	4,262
Waste Connections, Inc.	56	4,309
Xylem Inc.	31	2,018
		141,748
Financials 13.4%
AFLAC Incorporated	112	3,835
Alleghany Corporation	13	7,125
American Financial Group, Inc.	73	5,137
Arch Capital Group Ltd. (a)	142	4,053
Arthur J Gallagher & Co.	160	13,112
Commerce Bancshares Inc.	50	2,517
Cullen/Frost Bankers Inc. (b)	85	4,742
E*TRADE Financial Corp.	119	4,087
Everest Re Group, Ltd.	78	14,999
First Republic Bank	57	4,649
Morningstar Inc.	17	1,918
Northern Trust Corp.	98	7,395
Old Republic International Corp.	201	3,072
Progressive Corp.	69	5,058
Prosperity Bancshares Inc.	179	8,622
SVB Financial Group (a)	22	3,324
TCF Financial Corporation	132	2,987
The Allstate Corporation	59	5,433
The Hartford Financial Services Group, Inc.	97	3,418
Tradeweb Markets Inc. - Class A	97	4,061
W. R. Berkley Corporation	60	3,144
Western Alliance Bancorp	119	3,643
Zions Bancorp	154	4,112
		120,443
Consumer Staples 9.1%
Archer-Daniels-Midland Company	239	8,414
Brown-Forman Corp. - Class B	66	3,664
Campbell Soup Company	67	3,094
Casey's General Stores Inc.	44	5,777
Church & Dwight Co. Inc.	30	1,925
Hormel Foods Corp.	76	3,542
JM Smucker Co.	101	11,155
Kimberly-Clark Corporation	23	2,944
Lamb Weston Holdings Inc.	129	7,394
McCormick & Co. Inc.	27	3,876
Molson Coors Beverage Company - Class B	105	4,096
Reynolds Consumer Products LLC	134	3,912
Sysco Corp.	94	4,303
The Clorox Company	22	3,868
The Kroger Co.	208	6,266
Treehouse Foods, Inc. (a)	100	4,415
US Foods Holding Corp. (a)	174	3,082
		81,727
Consumer Discretionary 9.0%
Advance Auto Parts, Inc.	74	6,906
Aptiv PLC	86	4,225
BorgWarner Inc.	193	4,697
Carter's Inc.	38	2,491
Carvana Co. - Class A (a) (b)	76	4,203
Chewy, Inc. - Class A (a) (b)	59	2,204
Darden Restaurants Inc.	86	4,692
Dunkin' Brands Group Inc.	78	4,142

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Expedia Group, Inc.	39	2,211
Hasbro, Inc.	69	4,966
Las Vegas Sands Corp.	29	1,218
Marriott International, Inc. - Class A	42	3,131
Mohawk Industries Inc. (a)	34	2,567
Ross Stores Inc.	52	4,522
Service Corp. International	120	4,681
Tractor Supply Co.	107	9,089
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	42	7,292
Vail Resorts, Inc.	25	3,648
Yum! Brands, Inc.	60	4,100
		80,985
Materials 5.2%
AptarGroup, Inc.	136	13,463
ARD Holdings S.A. - Class A	142	1,690
Avery Dennison Corporation	55	5,633
Ball Corporation	80	5,192
Eastman Chemical Co.	100	4,667
Packaging Corporation of America	38	3,326
Reliance Steel & Aluminum Co.	61	5,348
Steel Dynamics Inc.	174	3,933
Westlake Chemical Corporation	99	3,766
		47,018
Real Estate 4.5%
Alexandria Real Estate Equities, Inc.	43	5,852
Americold Realty Trust	116	3,935
Healthcare Trust of America, Inc. - Class A	176	4,279
Highwoods Properties Inc.	155	5,503
Jones Lang LaSalle Incorporated	29	2,969
Lamar Advertising Co. - Class A	93	4,757
National Retail Properties, Inc.	104	3,359
Public Storage	25	4,945
Starwood Property Trust, Inc.	279	2,856
Vornado Realty Trust	44	1,608
		40,063
Utilities 2.8%
Alliant Energy Corporation	98	4,741
Ameren Corporation	84	6,089
DTE Energy Company	54	5,037
Eversource Energy	68	5,310
Xcel Energy Inc.	72	4,320
		25,497
Communication Services 1.9%
Cinemark Holdings, Inc.	140	1,428
Interpublic Group of Cos. Inc.	235	3,800
John Wiley & Sons Inc. - Class A	106	3,993
Live Nation Entertainment, Inc. (a)	85	3,878
ViacomCBS Inc. - Class B	106	1,485
World Wrestling Entertainment, Inc. - Class A (b)	84	2,837
		17,421
Energy 1.2%
Cimarex Energy Co.	118	1,992
Devon Energy Corporation	236	1,629
Parsley Energy Inc. - Class A	248	1,422
Pioneer Natural Resources Co.	42	2,967
Valero Energy Corporation	69	3,121
		11,131
Total Common Stocks (cost $1,002,403)		883,128
SHORT TERM INVESTMENTS 4.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	18,640	18,640
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	17,948	17,948
Total Short Term Investments (cost $36,588)		36,588
Total Investments 102.1% (cost $1,038,991)		919,716
Other Assets and Liabilities, Net (2.1)%		(18,690)
Total Net Assets 100.0%		901,026

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Growth Fund
COMMON STOCKS 96.7%
Information Technology 28.3%
2U, Inc. (a)	131	2,789
8x8, Inc. (a)	91	1,259
ACI Worldwide, Inc. (a)	575	13,867
Advanced Energy Industries, Inc. (a)	105	5,090
ANSYS, Inc. (a)	39	8,986
Arco Platform Limited - Class A (a)	128	5,394
Aspen Technology, Inc. (a)	194	18,420
Avalara, Inc.	194	14,507
Avaya Holdings Corp. (a) (b)	338	2,733
Black Knight, Inc. (a)	141	8,169
Blackline, Inc. (a)	422	22,213
Brooks Automation Inc.	387	11,804
Cabot Microelectronics Corporation	41	4,648
CEVA Inc. (a)	85	2,131
Cornerstone OnDemand, Inc. (a)	212	6,749
Coupa Software Incorporated (a) (b)	95	13,196
DocuSign, Inc. (a)	249	23,084
Dropbox, Inc. - Class A (a)	60	1,078
Enphase Energy, Inc. (a)	248	7,993
Entegris, Inc.	89	4,006
Envestnet, Inc. (a)	45	2,401
Euronet Worldwide Inc. (a)	57	4,883
Everbridge, Inc. (a)	82	8,732
EVO Payments, Inc. - Class A (a)	466	7,118
Fair Isaac Corporation (a)	20	6,068
Five9 Inc. (a)	31	2,365
Globant S.A. (a)	41	3,589
GoDaddy Inc. - Class A (a)	82	4,711
HubSpot Inc. (a) (b)	34	4,541
INPHI Corporation (a)	17	1,384
Itron Inc. (a)	80	4,479
Jack Henry & Associates Inc.	33	5,101
Lattice Semiconductor Corp. (a)	458	8,160
Limelight Networks, Inc. (a)	799	4,557
Littelfuse Inc.	35	4,709
LivePerson, Inc. (a) (b)	943	21,447
Liveramp, Inc. (a)	103	3,406
MACOM Technology Solutions Holdings, Inc. (a)	155	2,937
MAXIMUS Inc.	67	3,917
Medallia, Inc. (a) (b)	184	3,689
Mimecast Uk Limited (a)	74	2,617
MKS Instruments, Inc.	54	4,367
Monolithic Power Systems Inc.	47	7,866
NVE Corp.	43	2,234
Onto Innovation Inc. (a)	118	3,491
OSI Systems Inc. (a)	122	8,430
Paycom Software, Inc. (a)	192	38,792
Paylocity Holding Corporation (a)	205	18,111
Pluralsight, Inc. - Class A (a) (b)	695	7,631
Power Integrations Inc.	34	2,967
Proofpoint, Inc. (a)	73	7,425
PROS Holdings, Inc. (a)	154	4,758
Q2 Holdings, Inc. (a)	90	5,344
Rapid7, Inc. (a) (b)	55	2,400
RingCentral, Inc. - Class A (a)	88	18,563
Rogers Corp. (a)	36	3,390
Semtech Corp. (a)	169	6,330
ShotSpotter, Inc. (a) (b)	153	4,217
Silicon Laboratories Inc. (a)	101	8,648
Sprout Social, Inc. - Class A (a) (b)	295	4,707
SPS Commerce, Inc. (a)	262	12,208
The Trade Desk, Inc. - Class A (a) (b)	23	4,458
Upland Software, Inc. (a)	85	2,292
Varonis Systems, Inc. (a)	118	7,518
Viavi Solutions Inc. (a)	224	2,507
Virtusa Corporation (a)	272	7,732
Wix.Com Ltd. (a)	57	5,742
WNS (Holdings) Limited - ADR (a)	173	7,439
Zendesk, Inc. (a)	60	3,809
Zscaler, Inc. (a)	44	2,696
		504,999
Health Care 24.0%
1Life Healthcare, Inc. (a) (b)	123	2,241
ACADIA Pharmaceuticals Inc. (a)	80	3,397
Acceleron Pharma Inc. (a)	70	6,267
Aimmune Therapeutics, Inc. (a) (b)	157	2,265
Amicus Therapeutics, Inc. (a)	378	3,490
AMN Healthcare Services, Inc. (a)	50	2,867
Apellis Pharmaceuticals, Inc. (a)	117	3,126
Arena Pharmaceuticals, Inc. (a)	67	2,824
argenx SE - ADR (a)	42	5,533
Arrowhead Pharmaceuticals Inc (a)	90	2,578
Ascendis Pharma A/S - ADR (a)	27	2,988
Assembly Biosciences, Inc. (a)	84	1,241
AtriCure, Inc. (a)	251	8,445
Autolus Therapeutics PLC - ADS (a)	183	1,096
Axsome Therapeutics, Inc. (a) (b)	29	1,724
Beam Therapeutics Inc. (a)	50	898
Biohaven Pharmaceutical Holding Company Ltd. (a)	49	1,671
BioLife Solutions, Inc. (a) (b)	111	1,055
Bluebird Bio, Inc. (a)	62	2,872
Blueprint Medicines Corporation (a)	54	3,177
Bridgebio Pharma, Inc. (a) (b)	55	1,583
Cardiovascular Systems Inc. (a)	134	4,718
Celyad SA - ADR (a) (b)	71	519
Charles River Laboratories International Inc. (a)	40	5,048
Cidara Therapeutics Inc. (a) (b)	317	785
Coherus Biosciences, Inc. (a)	100	1,625
Conmed Corp.	93	5,354
Constellation Pharmaceuticals, Inc. (a)	54	1,699
Cooper Cos. Inc.	27	7,446
CRISPR Therapeutics AG (a) (b)	20	835
Cryoport, Inc. (a) (b)	458	7,828
Cytomx Therapeutics, Inc. (a)	347	2,661
Editas Medicine, Inc. (a)	31	619
Enanta Pharmaceuticals, Inc. (a)	56	2,868
Encompass Health Corporation	76	4,897
Epizyme, Inc. (a) (b)	190	2,951
Equillium, Inc. (a) (b)	161	435
Esperion Therapeutics, Inc. (a) (b)	147	4,623
Evolent Health, Inc. - Class A (a)	205	1,115
Exact Sciences Corporation (a)	285	16,502
Fate Therapeutics, Inc. (a)	297	6,589
Flexion Therapeutics, Inc. (a) (b)	355	2,791
Fluidigm Corporation (a) (b)	324	822
Frequency Therapeutics, Inc. (a) (b)	70	1,241
Genfit - Class A - ADR (a) (b)	94	1,358
Gossamer Bio, Inc. (a)	115	1,165
GW Pharmaceuticals plc - ADS (a) (b)	67	5,848
Halozyme Therapeutics, Inc. (a)	160	2,886
Hanger, Inc. (a)	162	2,521
Harvard Bioscience Inc. (a)	548	1,211
Health Catalyst, Inc. (a)	117	3,055
HealthEquity, Inc. (a)	221	11,161
Horizon Therapeutics Public Limited Company (a)	223	6,619
Immunomedics Inc. (a)	354	4,775
Insmed Inc. (a) (b)	317	5,086
Inspire Medical Systems Inc. (a)	141	8,507
Insulet Corporation (a)	35	5,825
Intellia Therapeutics, Inc. (a) (b)	34	416
Intercept Pharmaceuticals, Inc. (a) (b)	31	1,945
Iovance Biotherapeutics Inc. (a)	321	9,628
iRhythm Technologies Inc. (a)	52	4,246
Iterum Therapeutics Public Limited Company (a) (b)	138	373
Jounce Therapeutics Inc. (a)	145	691
Kindred Healthcare Inc. (a)	493	1,972
Kura Oncology, Inc. (a)	385	3,838
LHC Group, Inc. (a)	143	20,044
Ligand Pharmaceuticals Incorporated (a) (b)	108	7,897
MacroGenics Inc. (a)	94	544
Masimo Corp. (a)	71	12,606
Merit Medical Systems Inc. (a)	153	4,784
Mesa Laboratories, Inc. (b)	30	6,738
Mirati Therapeutics, Inc. (a)	36	2,793
Myovant Sciences Ltd. (a) (b)	210	1,584

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Natera, Inc. (a)	95	2,834
National Research Corp. - Class A	243	11,070
Neogenomics Laboratories, Inc. (a)	311	8,593
Neurocrine Biosciences, Inc. (a)	108	9,326
Nevro Corp. (a) (b)	47	4,651
NuVasive Inc. (a)	73	3,683
Omnicell, Inc. (a)	72	4,748
Oxford Immunotec Global PLC (a)	370	3,430
Pacira Biosciences, Inc. (a)	71	2,384
Paratek Pharmaceuticals Inc. (a) (b)	397	1,251
Penumbra, Inc. (a)	34	5,437
Reata Pharmaceuticals, Inc. - Class A (a)	10	1,415
Repligen Corporation (a)	135	12,985
Sage Therapeutics Inc. (a)	41	1,179
Sangamo Therapeutics Inc. (a)	58	366
Shockwave Medical, Inc. (a)	95	3,152
Silk Road Medical, Inc. (a) (b)	77	2,427
Spero Therapeutics, Inc. (a)	96	778
Tabula Rasa HealthCare Inc. (a) (b)	99	5,151
Tandem Diabetes Care Inc. (a)	92	5,933
Teladoc Health, Inc. (a) (b)	116	17,929
The Ensign Group, Inc.	167	6,286
Twist Bioscience Corporation (a)	54	1,651
U. S. Physical Therapy, Inc.	118	8,153
Ultragenyx Pharmaceutical Inc. (a)	51	2,257
Veeva Systems Inc. - Class A (a)	45	6,974
Veracyte, Inc. (a)	108	2,628
West Pharmaceutical Services Inc.	34	5,126
Xencor, Inc. (a)	44	1,300
		428,522
Industrials 16.7%
AAON, Inc.	429	20,739
Alamo Group Inc.	38	3,345
Alta Equipment Group Inc. - Class A (a) (b)	629	2,685
Armstrong World Industries, Inc.	88	6,982
Axone Intelligence Inc. (a)	451	31,913
Azul S.A. - ADR (a) (b)	367	3,744
Brink's Co.	96	5,002
Chart Industries, Inc. (a)	94	2,715
Columbus Mckinnon Corp.	248	6,200
CoStar Group, Inc. (a)	26	15,391
Douglas Dynamics, Inc.	195	6,937
Dycom Industries, Inc. (a)	109	2,793
ESCO Technologies Inc.	49	3,743
Evoqua Water Technologies Corp. (a)	189	2,114
FTI Consulting Inc. (a)	113	13,505
Generac Holdings Inc. (a)	102	9,482
HEICO Corp. - Class A	229	14,593
IDEX Corporation	24	3,280
John Bean Technologies Corp.	127	9,444
Kornit Digital Ltd. (a)	256	6,363
Lawson Products Inc. (a)	162	4,335
Mercury Systems Inc. (a)	259	18,496
MSA Safety Inc.	84	8,489
Old Dominion Freight Line Inc.	208	27,367
Omega Flex Inc.	110	9,252
RBC Bearings Incorporated (a)	60	6,782
Rush Enterprises Inc. - Class A	154	4,900
Simpson Manufacturing Co. Inc.	44	2,712
SiteOne Landscape Supply, Inc. (a) (b)	135	9,961
Tetra Tech, Inc.	74	5,240
Titan Machinery Inc. (a)	391	3,402
Trex Company, Inc. (a)	163	13,032
Universal Forest Products Inc.	135	5,013
Watts Water Technologies Inc. - Class A	63	5,308
Woodward Governor Co.	45	2,669
		297,928
Consumer Discretionary 10.7%
Boot Barn Holdings, Inc. (a)	292	3,778
Bright Horizons Family Solutions Inc. (a)	90	9,133
Burlington Stores Inc. (a)	33	5,247
Callaway Golf Co.	335	3,426
Casper Sleep Inc. (a) (b)	122	521
Chegg, Inc. (a)	487	17,409
Churchill Downs Inc.	32	3,249
Eldorado Resorts, Inc. (a) (b)	241	3,463
ETSY, Inc. (a)	345	13,276
Fox Factory Holding Corp. (a)	459	19,280
Frontdoor, Inc. (a)	164	5,711
Gentherm Incorporated (a)	135	4,236
Grand Canyon Education, Inc. (a)	22	1,712
Liquidity Services, Inc. (a)	130	505
MarineMax Inc. (a)	350	3,648
Marriott Vacations Worldwide Corporation	79	4,413
Monro Inc.	53	2,311
Motorcar Parts of America Inc. (a)	317	3,992
Ollie's Bargain Outlet Holdings Inc. (a) (b)	473	21,939
OneSpaWorld Holdings Limited (b)	445	1,808
Planet Fitness, Inc. - Class A (a)	249	12,137
Pool Corporation	20	3,918
Regis Corp. (a)	517	3,057
Rumbleon Inc. - Class B (a)	452	94
Skyline Corp. (a)	68	1,074
Strategic Education, Inc.	167	23,451
Texas Roadhouse Inc.	109	4,498
The Lovesac Company (a) (b)	182	1,059
The Rubicon Project, Inc. (a)	631	3,504
Wingstop Inc.	126	10,060
		191,909
Financials 6.8%
eHealth, Inc. (a)	159	22,292
Essent Group Ltd.	121	3,186
FactSet Research Systems Inc.	54	13,981
FirstCash, Inc.	45	3,253
Goosehead Insurance, Inc. - Class A (a) (b)	131	5,839
Interactive Brokers Group, Inc.	410	17,714
LendingTree, Inc. (a) (b)	31	5,689
MarketAxess Holdings Inc.	47	15,519
Morningstar Inc.	133	15,409
Oportun Financial Corporation (a) (b)	392	4,135
Primerica, Inc.	49	4,371
Victory Capital Holdings, Inc. - Class A (b)	186	3,039
Walker & Dunlop, Inc.	49	1,970
Western Alliance Bancorp	170	5,216
		121,613
Communication Services 5.2%
Auto Trader Group PLC	4,415	23,911
Autohome Inc. - Class A - ADR (a)	394	27,949
Bandwidth Inc. - Class A (a) (b)	115	7,719
Boingo Wireless, Inc. (a) (b)	420	4,458
Cardlytics, Inc. (a)	29	1,025
EverQuote, Inc. - Class A (a)	118	3,104
Live Nation Entertainment, Inc. (a) (b)	60	2,707
QuinStreet, Inc. (a)	100	807
Rightmove PLC	3,606	21,759
		93,439
Consumer Staples 3.2%
Bellring Brands, LLC - Class A (a)	257	4,379
BJ's Wholesale Club Holdings, Inc. (a)	54	1,372
Casey's General Stores Inc.	35	4,664
E.L.F. Beauty, Inc. (a)	194	1,905
Grocery Outlet Holding Corp. (a)	404	13,871
Hostess Brands, Inc. - Class A (a)	948	10,107
Nomad Foods Limited (a)	259	4,813
Performance Food Group Company (a)	195	4,833
PriceSmart Inc.	107	5,601
The Chefs' Warehouse, Inc. (a)	340	3,429
The Simply Good Foods Company (a)	131	2,525
		57,499
Real Estate 0.9%
Americold Realty Trust (b)	150	5,099
Innovative Industrial Properties, Inc. (b)	85	6,439
Rexford Industrial Realty, Inc.	127	5,196
		16,734
Materials 0.7%
Ingevity Corporation (a)	106	3,721
Luxfer Holdings PLC	373	5,281

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Materion Corp.	86	3,027
		12,029
Energy 0.2%
DMC Global Inc. (b)	164	3,780
Newpark Resources Inc. (a)	197	177
		3,957
Total Common Stocks (cost $1,863,390)		1,728,629
SHORT TERM INVESTMENTS 4.5%
Investment Companies 4.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	80,958	80,958
Total Short Term Investments (cost $80,958)		80,958
Total Investments 101.2% (cost $1,944,348)		1,809,587
Other Assets and Liabilities, Net (1.2)%		(21,841)
Total Net Assets 100.0%		1,787,746

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL Multi-Manager Small Cap Value Fund
COMMON STOCKS 93.9%
Industrials 26.6%
Actuant Corporation (a)	177	2,936
Acuity Brands, Inc.	55	4,686
Advanced Drainage Systems, Inc.	78	2,306
Aerojet Rocketdyne Holdings, Inc. (b)	215	8,981
Air Lease Corporation - Class A	413	9,142
AMERCO	23	6,596
American Woodmark Corporation (b)	136	6,191
Beacon Roofing Supply, Inc. (b)	312	5,161
BrightView Holdings, Inc. (b)	264	2,923
BWXT Government Group, Inc.	107	5,207
Colfax Corp. (a) (b)	426	8,433
Crane Co.	124	6,084
Donaldson Co. Inc.	76	2,944
EMCOR Group, Inc.	203	12,412
EnerSys	169	8,390
FTI Consulting Inc. (b)	18	2,188
Gates Industrial Corporation PLC (a) (b)	437	3,226
GMS Inc. (b)	280	4,406
Gorman-Rupp Co.	35	1,096
GrafTech International Ltd.	200	1,624
Hawaiian Holdings, Inc.	33	349
Healthcare Services Group Inc. (a)	429	10,250
Hertz Global Holdings, Inc. (b)	97	602
Hexcel Corp.	117	4,370
Insperity, Inc.	186	6,938
Kadant Inc.	56	4,158
Kennametal Inc.	17	316
Landstar System Inc.	36	3,496
MasTec Inc. (b)	21	694
Now, Inc. (b)	731	3,770
NV5 Global, Inc. (a) (b)	65	2,680
PGT Innovations, Inc. (b)	802	6,726
Rush Enterprises Inc. - Class A	86	2,756
SP Plus Corporation (b)	253	5,246
SPX Corp. (b)	59	1,937
Steelcase Inc. - Class A	459	4,528
Team, Inc. (b)	77	499
TriNet Group Inc. (b)	165	6,225
UniFirst Corp.	63	9,567
US Ecology Parent, Inc.	87	2,660
Viad Corp	69	1,473
Woodward Governor Co.	76	4,494
		188,666
Financials 18.5%
1st Source Corporation	111	3,613
American Equity Investment Life Holding Company	30	560
Anworth Mortgage Asset Corporation	186	210
Bank OZK	72	1,203
BankUnited, Inc.	116	2,176
Banner Corporation	18	579
Cathay General Bancorp	101	2,315
CNO Financial Group, Inc.	69	859
Commerce Bancshares Inc.	100	5,040
Enstar Group Limited (b)	51	8,125
Essent Group Ltd.	231	6,094
First American Financial Corporation	108	4,593
First Citizens BancShares, Inc. - Class A	14	4,637
First Hawaiian, Inc.	266	4,399
First Horizon National Corporation	113	911
FirstCash, Inc.	112	8,017
FNB Corp.	103	761
Focus Financial Partners Inc. - Class A (a) (b)	381	8,761
Glacier Bancorp, Inc.	223	7,576
Hanover Insurance Group Inc.	16	1,457
HomeStreet, Inc.	110	2,435
International Bancshares Corporation	148	3,978
LPL Financial Holdings Inc.	10	554
National Western Life Group Inc. - Class A	19	3,185
OFG Bancorp	54	605
Sandy Spring Bancorp Inc.	117	2,647
TCF Financial Corporation	383	8,688
The PRA Group, Inc. (b)	76	2,112
UMB Financial Corp.	23	1,081
Umpqua Holdings Corp.	659	7,180
Valley National Bancorp	254	1,855
Virtu Financial Inc. - Class A	132	2,750
Virtus Partners, Inc.	80	6,094
Washington Federal Inc.	63	1,628
Webster Financial Corp.	70	1,593
White Mountains Insurance Group Ltd	9	8,554
Wintrust Financial Corporation	127	4,180
WSFS Financial Corp.	22	541
		131,546
Consumer Discretionary 13.9%
American Eagle Outfitters, Inc. (a)	792	6,296
America's Car Mart, Inc. (b)	128	7,204
Bloomin' Brands, Inc.	617	4,404
Brinker International Inc. (a)	45	545
Carter's Inc.	57	3,747
Dorman Products Inc. (b)	70	3,870
Extended Stay America, Inc. - Class B	1,147	8,386
Frontdoor, Inc. (b)	60	2,069
Gentex Corp.	79	1,751
Gildan Activewear Inc.	465	5,929
Grand Canyon Education, Inc. (a) (b)	96	7,346
Hanesbrands Inc.	280	2,205
Helen of Troy Ltd (b)	64	9,160
IAA Spinco Inc. (b)	92	2,756
KAR Auction Services, Inc.	432	5,186
LCI Industries	36	2,413
M/I Homes, Inc. (b)	38	624
Malibu Boats, Inc. - Class A (b)	172	4,966
Office Depot Inc.	636	1,044
Penn National Gaming Inc. (b)	97	1,228
Skechers U.S.A. Inc. - Class A (b)	95	2,260
Stoneridge, Inc. (b)	171	2,860
Thor Industries Inc. (a)	93	3,932
Williams-Sonoma Inc.	13	546
Winnebago Industries Inc.	298	8,279
		99,006
Information Technology 10.3%
ACI Worldwide, Inc. (b)	221	5,337
ASGN Incorporated (b)	168	5,934
Cabot Microelectronics Corporation	69	7,821
Cass Information Systems, Inc.	96	3,362
Cirrus Logic Inc. (b)	36	2,358
Cohu Inc.	280	3,472
Ebix Inc. (a)	59	903
Entegris, Inc.	33	1,497
ePlus Inc. (b)	144	8,994
FLIR Systems Inc.	69	2,194
II-VI Incorporated (b)	75	2,149
Kulicke & Soffa Industries Inc.	119	2,478
Manhattan Associates Inc. (b)	106	5,264
MAXIMUS Inc.	86	4,999
MKS Instruments, Inc.	24	1,987
MongoDB, Inc. - Class A (b)	6	842
NCR Corporation (b)	48	857
Plexus Corp. (b)	84	4,571
SPS Commerce, Inc. (b)	33	1,543
Tech Data Corp. (b)	8	993
Verra Mobility Corporation - Class A (a) (b)	736	5,255
		72,810
Health Care 9.7%
Acadia Healthcare Company, Inc. (b)	68	1,257
Addus HomeCare Corporation (b)	88	5,972
Change Healthcare Inc. (b)	340	3,397
CRISPR Therapeutics AG (b)	16	681
Emergent BioSolutions Inc. (b)	54	3,145
Encompass Health Corporation	130	8,324
Hill-Rom Holdings Inc.	85	8,551
Integra LifeSciences Holdings Corp. (b)	151	6,748
Jounce Therapeutics Inc. (b)	92	439
Natus Medical Inc. (b)	259	5,980

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Premier Healthcare Solutions, Inc. - Class A (b)	292	9,554
Spectrum Pharmaceuticals, Inc. (b)	105	244
Syneos Health, Inc. - Class A (b)	214	8,442
Varex Imaging Corporation (b)	266	6,041
		68,775
Real Estate 6.3%
Alexander & Baldwin, LLC	514	5,767
Brandywine Realty Trust	123	1,291
CubeSmart	103	2,761
Getty Realty Corp.	34	818
Highwoods Properties Inc.	18	625
Independence Realty Trust, Inc.	135	1,205
Jones Lang LaSalle Incorporated	96	9,707
Life Storage Inc.	50	4,699
Mack-Cali Realty Corporation	160	2,432
Marcus & Millichap Inc. (b)	258	6,992
Pebblebrook Hotel Trust	19	211
PS Business Parks, Inc.	10	1,336
QTS Realty Trust, Inc. - Class A	33	1,889
RLJ III-EM Columbus Lessee, LLC	26	203
Ryman Hospitality Properties, Inc.	132	4,732
Sunstone Hotel Investors Inc.	35	305
		44,973
Materials 4.7%
Axalta Coating Systems Ltd. (b)	197	3,401
Chase Corporation	28	2,263
Cleveland-Cliffs Inc. (a)	54	212
Commercial Metals Co.	28	440
H.B. Fuller Company (a)	183	5,119
Hecla Mining Co.	896	1,630
Ingevity Corporation (b)	20	707
Neenah Inc.	41	1,763
Reliance Steel & Aluminum Co.	57	4,975
Schweitzer-Mauduit International Inc.	294	8,190
Summit Materials, Inc. - Class A (b)	220	3,295
Tronox Holdings PLC	318	1,586
		33,581
Utilities 1.4%
ALLETE, Inc.	10	591
Black Hills Corporation	42	2,706
Portland General Electric Co.	46	2,206
Southwest Gas Corp.	40	2,772
Spire, Inc.	26	1,925
		10,200
Consumer Staples 1.2%
Central Garden & Pet Co. - Class A (b)	101	2,572
Darling Ingredients Inc. (b)	96	1,837
The Simply Good Foods Company (b)	126	2,429
WD-40 Co.	8	1,628
		8,466
Communication Services 0.9%
Emerald Holding, Inc.	119	307
Glu Mobile Inc. (b)	278	1,746
Hemisphere Media Group, Inc. - Class A (b)	415	3,546
Telephone & Data Systems Inc.	46	768
		6,367
Energy 0.4%
Apergy Corporation (b)	11	63
CVR Energy, Inc. (a)	49	802
Matador Resources Co. (a) (b)	555	1,375
PDC Energy, Inc. (b)	80	497
		2,737
Total Common Stocks (cost $903,101)		667,127
SHORT TERM INVESTMENTS 7.4%
Investment Companies 7.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	52,939	52,939
Total Short Term Investments (cost $52,939)		52,939
Total Investments 101.3% (cost $956,040)		720,066
Other Assets and Liabilities, Net (1.3)%		(9,271)
Total Net Assets 100.0%		710,795

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL S&P 500 Index Fund
COMMON STOCKS 97.6%
Information Technology 25.0%
Accenture Public Limited Company - Class A	2	375
Adobe Inc. (a)	2	557
ADS Alliance Data Systems, Inc.	—	5
Advanced Micro Devices, Inc. (a)	4	195
Akamai Technologies, Inc. (a)	1	55
Amphenol Corporation - Class A	1	78
Analog Devices, Inc.	1	121
ANSYS, Inc. (a)	—	73
Apple Inc.	15	3,849
Applied Materials, Inc.	3	154
Arista Networks, Inc. (a)	—	40
Autodesk, Inc. (a)	1	125
Automatic Data Processing, Inc.	2	217
Broadcom Inc.	1	340
Broadridge Financial Solutions, Inc.	—	39
Cadence Design Systems Inc. (a)	1	68
CDW Corp.	1	48
Cisco Systems, Inc.	15	603
Citrix Systems Inc.	—	60
Cognizant Technology Solutions Corp. - Class A	2	94
Corning Incorporated	3	59
DXC Technology Company	1	13
F5 Networks, Inc. (a)	—	24
Fidelity National Information Services, Inc.	2	270
Fiserv, Inc. (a)	2	199
FleetCor Technologies Inc. (a)	—	59
FLIR Systems Inc.	1	16
Fortinet, Inc. (a)	1	52
Gartner Inc. (a)	—	33
Global Payments Inc.	1	157
Hewlett Packard Enterprise Company	5	45
HP Inc.	5	92
IHS Markit Ltd.	1	86
Intel Corporation	16	852
International Business Machines Corporation	3	355
Intuit Inc.	1	219
IPG Photonics Corporation (a)	—	14
Jack Henry & Associates Inc.	—	43
Juniper Networks, Inc. (b)	1	23
Keysight Technologies, Inc. (a)	1	58
KLA-Tencor Corp.	1	84
Lam Research Corp.	1	126
Leidos Holdings Inc.	—	44
MasterCard Incorporated - Class A	3	776
Maxim Integrated Products, Inc.	1	48
Microchip Technology Incorporated (b)	1	59
Micron Technology, Inc. (a)	4	169
Microsoft Corporation	28	4,361
Motorola Solutions Inc.	1	84
NetApp, Inc.	1	34
NortonLifelock Inc.	2	38
NVIDIA Corporation (b)	2	584
Oracle Corporation	8	378
Paychex Inc.	1	74
Paycom Software, Inc. (a)	—	36
Paypal Holdings, Inc. (a)	4	406
Qorvo, Inc. (a)	—	34
Qualcomm Incorporated	4	279
Salesforce.Com, Inc. (a)	3	462
Seagate Technology Public Limited Company	1	41
ServiceNow, Inc. (a)	1	198
Skyworks Solutions, Inc.	1	55
Synopsys Inc. (a)	1	71
TE Connectivity Ltd.	1	78
Texas Instruments Incorporated	3	337
VeriSign, Inc. (a)	—	69
Visa Inc. - Class A	6	999
Western Digital Corporation	1	44
Western Union Co.	2	29
Xerox Holdings Corporation	1	12
Xilinx, Inc.	1	71
Zebra Technologies Corp. - Class A (a)	—	36
		19,881
Health Care 15.0%
Abbott Laboratories	6	504
AbbVie Inc.	5	407
ABIOMED, Inc. (a)	—	24
Agilent Technologies, Inc.	1	80
Alexion Pharmaceuticals, Inc. (a)	1	72
Align Technology, Inc. (a)	—	44
Allergan Public Limited Company	1	213
AmerisourceBergen Corporation	1	48
Amgen Inc.	2	435
Anthem, Inc.	1	209
Baxter International Inc.	2	150
Becton, Dickinson and Company	1	227
Biogen Inc. (a)	1	209
Boston Scientific Corporation (a)	5	165
Bristol-Myers Squibb Company	8	472
Cardinal Health, Inc.	1	51
Centene Corporation (a)	2	125
Cerner Corp. (b)	1	71
Cigna Holding Company	1	240
Cooper Cos. Inc.	—	50
CVS Health Corporation	5	279
Danaher Corporation	2	320
DaVita Inc. (a) (b)	—	24
Dentsply Sirona Inc.	1	31
Edwards Lifesciences Corporation (a) (b)	1	143
Eli Lilly & Co.	3	424
Gilead Sciences, Inc.	5	342
HCA Healthcare, Inc.	1	86
Henry Schein Inc. (a) (b)	1	28
Hologic Inc. (a)	1	34
Humana Inc.	1	151
IDEXX Laboratories, Inc. (a)	—	77
Illumina, Inc. (a)	1	146
Incyte Corporation (a)	1	47
Intuitive Surgical, Inc. (a)	—	207
IQVIA Inc. (a)	1	71
Johnson & Johnson	10	1,250
Laboratory Corporation of America Holdings (a)	—	45
McKesson Corporation	1	79
Medtronic Public Limited Company	5	437
Merck & Co., Inc.	9	709
Mettler-Toledo International Inc. (a) (b)	—	62
Mylan Holdings Ltd. (a)	2	29
PerkinElmer Inc.	—	30
Perrigo Company Public Limited Company	1	24
Pfizer Inc.	20	654
Quest Diagnostics Incorporated	—	38
Regeneron Pharmaceuticals, Inc. (a)	—	142
ResMed Inc.	1	77
Steris Limited	—	43
Stryker Corporation	1	196
Teleflex Incorporated	—	48
Thermo Fisher Scientific Inc.	1	411
UnitedHealth Group Incorporated	3	855
Universal Health Services Inc. - Class B	—	27
Varian Medical Systems, Inc. (a)	—	34
Vertex Pharmaceuticals Incorporated (a)	1	221
Waters Corp. (a)	—	42
Zimmer Biomet Holdings, Inc.	1	75
Zoetis Inc. - Class A	2	203
		11,937
Financials 10.7%
AFLAC Incorporated	3	90
American Express Company	2	208
American International Group, Inc.	3	77
Ameriprise Financial, Inc.	—	48
Aon PLC - Class A	1	140
Arthur J Gallagher & Co.	1	56
Assurant, Inc.	—	22
Bank of America Corporation	29	622
Berkshire Hathaway Inc. - Class B (a)	7	1,295

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
BlackRock, Inc.	—	190
Capital One Financial Corporation	2	84
Cboe Global Markets, Inc.	—	36
Chubb Limited	2	186
Cincinnati Financial Corporation	1	41
Citigroup Inc.	8	332
Citizens Financial Group Inc.	2	31
CME Group Inc.	1	225
Comerica Inc.	1	16
Discover Financial Services	1	42
E*TRADE Financial Corp.	1	28
Everest Re Group, Ltd.	—	28
Fifth Third Bancorp	3	38
First Republic Bank	1	52
Franklin Resources Inc. (b)	1	16
Globe Life Inc.	—	26
Huntington Bancshares Incorporated	4	30
Intercontinental Exchange, Inc.	2	165
Invesco Ltd.	1	13
JPMorgan Chase & Co.	11	1,022
KeyCorp	4	37
Lincoln National Corporation	1	19
Loews Corp.	1	32
M&T Bank Corporation	1	51
MarketAxess Holdings Inc.	—	45
Marsh & McLennan Companies, Inc.	2	160
MetLife, Inc.	3	86
Moody's Corp.	1	125
Morgan Stanley (b)	4	144
MSCI Inc.	—	88
NASDAQ Inc.	—	40
Northern Trust Corp.	1	59
People's United Financial Inc.	2	18
Principal Financial Group, Inc.	1	29
Progressive Corp.	2	157
Prudential Financial Inc.	1	75
Raymond James Financial Inc.	—	28
Regions Financial Corporation	3	31
S&P Global Inc.	1	219
State Street Corporation	1	70
SVB Financial Group (a)	—	27
Synchrony Financial	2	32
T. Rowe Price Group, Inc. (b)	1	84
The Allstate Corporation	1	108
The Bank of New York Mellon Corporation (c)	3	104
The Charles Schwab Corporation	4	140
The Goldman Sachs Group, Inc.	1	181
The Hartford Financial Services Group, Inc.	1	47
The PNC Financial Services Group, Inc.	2	152
The Travelers Companies, Inc.	1	93
Truist Financial Corporation	5	150
U.S. Bancorp	5	180
Unum Group	1	10
W. R. Berkley Corporation	1	27
Wells Fargo & Company	14	399
Willis Towers Watson Public Limited Company	—	78
Zions Bancorp	1	17
		8,501
Communication Services 10.5%
Activision Blizzard, Inc.	3	168
Alphabet Inc. - Class A (a)	1	1,261
Alphabet Inc. - Class C (a)	1	1,259
AT&T Inc. (b)	26	771
CenturyLink Inc.	4	33
Charter Communications, Inc. - Class A (a)	1	247
Comcast Corporation - Class A	16	565
Discovery, Inc. - Class A (a) (b)	1	12
Discovery, Inc. - Class C (a)	1	21
Dish Network Corporation - Class A (a)	1	18
Electronic Arts Inc. (a)	1	108
Facebook, Inc. - Class A (a)	9	1,454
Fox Corporation - Class A	1	29
Fox Corporation - Class B	1	12
Interpublic Group of Cos. Inc.	1	23
Live Nation Entertainment, Inc. (a) (b)	1	24
Netflix, Inc. (a)	2	596
News Corporation - Class A	1	12
News Corporation - Class B	—	3
Omnicom Group Inc. (b)	1	43
Take-Two Interactive Software Inc. (a)	—	48
T-Mobile USA, Inc. (a)	1	98
Twitter, Inc. (a)	3	69
Verizon Communications Inc.	15	804
ViacomCBS Inc. - Class B	2	27
Walt Disney Co.	7	630
		8,335
Consumer Discretionary 9.5%
Advance Auto Parts, Inc.	—	23
Amazon.com, Inc. (a)	2	2,942
Aptiv PLC	1	46
AutoZone, Inc. (a)	—	73
Best Buy Co., Inc.	1	47
Booking Holdings Inc. (a)	—	204
BorgWarner Inc.	1	18
Capri Holdings Limited (a)	1	6
Carmax Inc. (a)	1	31
Carnival Plc (b)	1	18
Chipotle Mexican Grill Inc. (a)	—	62
D.R. Horton, Inc.	1	42
Darden Restaurants Inc.	—	26
Dollar General Corp.	1	141
Dollar Tree Inc. (a)	1	64
eBay Inc.	3	82
Expedia Group, Inc.	1	28
Ford Motor Company	14	68
Gap Inc. (b)	1	5
Garmin Ltd.	1	39
General Motors Company	5	95
Genuine Parts Co.	1	35
H & R Block, Inc. (b)	1	10
Hanesbrands Inc. (b)	1	11
Harley-Davidson, Inc. (b)	1	10
Hasbro, Inc.	—	33
Hilton Worldwide Holdings Inc.	1	70
Kohl's Corporation (b)	1	7
L Brands, Inc.	1	9
Las Vegas Sands Corp.	1	53
Leggett & Platt Inc.	—	12
Lennar Corporation - Class A	1	38
LKQ Corporation (a)	1	23
Lowe`s Companies, Inc.	3	238
Macy's, Inc.	1	5
Marriott International, Inc. - Class A	1	73
McDonald's Corporation	3	450
MGM Resorts International	2	23
Mohawk Industries Inc. (a)	—	18
Newell Brands Inc.	1	19
NIKE, Inc. - Class B	5	373
Nordstrom Inc. (b)	—	6
Norwegian Cruise Line Holdings Ltd. (a)	1	8
NVR, Inc. (a)	—	33
O'Reilly Automotive, Inc. (a)	—	84
Pulte Homes Inc.	1	21
PVH Corp.	—	9
Ralph Lauren Corp. - Class A	—	12
Ross Stores Inc.	1	114
Royal Caribbean Cruises Ltd. (b)	1	19
Starbucks Corporation	4	280
Tapestry Inc.	1	12
Target Corporation	2	173
The Home Depot, Inc.	4	737
Tiffany & Co.	—	50
TJX Cos. Inc.	4	210
Tractor Supply Co.	—	37
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	36
Under Armour Inc. - Class A (a)	1	6
Under Armour Inc. - Class C (a)	1	6
VF Corp.	1	65

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Whirlpool Corporation	—	19
Wynn Resorts Ltd.	—	22
Yum! Brands, Inc.	1	75
		7,604
Industrials 7.9%
3M Company	2	283
Alaska Air Group, Inc.	—	13
Allegion Public Limited Company	—	31
American Airlines Group Inc. (b)	1	16
AMETEK, Inc.	1	60
AO Smith Corp. (b)	1	19
C.H. Robinson Worldwide, Inc. (b)	1	33
Caterpillar Inc.	2	231
Cintas Corp.	—	54
Copart Inc. (a)	1	52
CSX Corp.	3	163
Cummins Inc.	1	77
Deere & Company	1	158
Delta Air Lines Inc.	2	60
Dover Corporation	1	45
Eaton Corporation Public Limited Company	2	117
Emerson Electric Co.	2	105
Equifax Inc.	—	54
Expeditors International of Washington Inc.	1	41
Fastenal Co.	2	66
FedEx Corporation	1	107
Flowserve Corporation	—	10
Fortive Corporation	1	60
Fortune Brands Home & Security, Inc.	—	21
General Dynamics Corporation	1	112
General Electric Company	32	250
Honeywell International Inc.	3	345
Howmet Aerospace Inc.	1	21
Huntington Ingalls Industries Inc.	—	27
IDEX Corporation	—	38
Illinois Tool Works Inc.	1	151
Ingersoll Rand Inc. (a)	1	31
Jacobs Engineering Group Inc.	1	40
JB Hunt Transport Services Inc.	—	30
Johnson Controls International Public Limited Company	3	75
Kansas City Southern	—	46
L3Harris Technologies, Inc.	1	145
Lockheed Martin Corporation	1	304
Masco Corporation	1	35
Nielsen Holdings plc	1	17
Norfolk Southern Corporation	1	138
Northrop Grumman Systems Corp.	1	174
Old Dominion Freight Line Inc.	—	45
PACCAR Inc.	1	78
Parker-Hannifin Corporation	—	59
Pentair Public Limited Company	1	17
Quanta Services, Inc.	—	15
Raytheon Company	1	133
Republic Services Inc.	1	56
Robert Half International Inc.	—	17
Rockwell Automation Inc.	—	64
Rollins Inc.	1	18
Roper Technologies, Inc.	—	118
Snap-On Inc.	—	22
Southwest Airlines Co.	2	62
Stanley Black & Decker Inc.	1	56
Textron Inc.	1	22
The Boeing Company	2	288
Trane Technologies Public Limited Company	1	71
TransDigm Group Inc.	—	58
Union Pacific Corporation	3	354
United Airlines Holdings, Inc. (a)	1	26
United Parcel Service Inc. - Class B	3	236
United Rentals Inc. (a)	—	29
United Technologies Corporation	3	276
Verisk Analytics, Inc.	1	84
W. W. Grainger, Inc.	—	39
Wabtec Corp.	1	32
Waste Management, Inc.	1	131
Xylem Inc.	1	42
		6,303
Consumer Staples 7.6%
Altria Group, Inc.	7	261
Archer-Daniels-Midland Company	2	71
Brown-Forman Corp. - Class B	1	37
Campbell Soup Company	1	28
Church & Dwight Co. Inc.	1	56
Colgate-Palmolive Co.	3	207
ConAgra Brands Inc.	2	51
Constellation Brands, Inc. - Class A	1	86
Costco Wholesale Corporation	2	456
Coty Inc. - Class A	1	5
Estee Lauder Cos. Inc. - Class A	1	129
General Mills, Inc.	2	116
Hershey Co.	1	73
Hormel Foods Corp.	1	46
JM Smucker Co.	—	46
Kellogg Co.	1	54
Kimberly-Clark Corporation	1	161
Kraft Heinz Foods Company	2	56
Lamb Weston Holdings Inc.	1	31
McCormick & Co. Inc.	—	65
Molson Coors Beverage Company - Class B	1	26
Mondelez International, Inc. - Class A	5	260
Monster Beverage 1990 Corporation (a)	1	77
PepsiCo, Inc.	5	606
Philip Morris International Inc.	6	410
Procter & Gamble Co.	9	993
Sysco Corp.	2	85
The Clorox Company	—	79
The Coca-Cola Company	14	617
The Kroger Co.	3	89
Tyson Foods Inc. - Class A	1	62
Walgreens Boots Alliance, Inc.	3	125
Walmart Inc.	5	583
		6,047
Utilities 3.5%
Alliant Energy Corporation	1	42
Ameren Corporation	1	66
American Electric Power Company, Inc.	2	143
American Water Works Company, Inc.	1	79
Atmos Energy Corporation	—	42
CenterPoint Energy, Inc.	2	29
CMS Energy Corp.	1	62
Consolidated Edison, Inc.	1	96
Dominion Energy, Inc.	3	215
DTE Energy Company	1	66
Duke Energy Corporation	3	214
Edison International	1	71
Entergy Corporation	1	68
Evergy, Inc.	1	45
Eversource Energy	1	91
Exelon Corporation	4	130
FirstEnergy Corp.	2	78
NextEra Energy, Inc.	2	425
NiSource Inc.	1	33
NRG Energy, Inc.	1	26
Pinnacle West Capital Corp.	—	31
PPL Corporation	3	69
Public Service Enterprise Group Inc.	2	83
Sempra Energy	1	115
The AES Corporation	2	33
The Southern Company	4	205
WEC Energy Group Inc.	1	102
Xcel Energy Inc.	2	114
		2,773
Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	—	62
American Tower Corporation	2	349
Apartment Investment and Management Company - Class A	1	19
AvalonBay Communities, Inc. (b)	1	75
Boston Properties Inc.	1	48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CBRE Group, Inc. - Class A (a)	1	45
Crown Castle International Corp.	2	218
Digital Realty Trust Inc. (b)	1	134
Duke Realty Corp.	1	43
Equinix, Inc.	—	192
Equity Residential	1	79
Essex Property Trust Inc.	—	54
Extra Space Storage Inc.	—	45
Federal Realty Investment Trust	—	19
Healthpeak Properties, Inc.	2	42
Host Hotels & Resorts, Inc.	3	29
Iron Mountain Incorporated (b)	1	24
Kimco Realty Corporation	2	15
Mid-America Apartment Communities, Inc.	—	42
ProLogis Inc.	3	214
Public Storage	1	110
Realty Income Corporation	1	59
Regency Centers Corp.	1	23
SBA Communications Corporation	—	110
Simon Property Group, Inc.	1	62
SL Green Realty Corp.	—	12
UDR, Inc.	1	38
Ventas, Inc.	1	35
Vornado Realty Trust	1	21
Welltower Inc.	1	67
Weyerhaeuser Company	3	47
		2,332
Energy 2.6%
Apache Corporation	1	5
Baker Hughes, a GE Company, LLC - Class A	2	24
Cabot Oil & Gas Corp.	2	26
Chevron Corporation	7	496
Concho Resources Inc.	1	32
ConocoPhillips	4	123
Devon Energy Corporation (b)	1	9
Diamondback Energy, Inc.	1	15
EOG Resources, Inc.	2	76
Exxon Mobil Corporation	15	581
Halliburton Company	3	23
Helmerich & Payne Inc.	—	6
Hess Corporation	1	31
HollyFrontier Corp.	1	15
Kinder Morgan, Inc.	7	99
Marathon Oil Corporation	3	9
Marathon Petroleum Corporation	2	56
National Oilwell Varco, Inc.	1	13
Noble Energy, Inc.	2	9
Occidental Petroleum Corporation (b)	3	39
ONEOK, Inc.	2	34
Phillips 66	2	87
Pioneer Natural Resources Co.	1	43
Schlumberger Ltd.	5	68
TechnipFMC PLC	2	10
The Williams Companies, Inc.	4	61
Valero Energy Corporation	2	68
		2,058
Materials 2.4%
Air Products and Chemicals, Inc.	1	161
Albemarle Corporation (b)	—	22
Amcor Plc	6	48
Avery Dennison Corporation	—	31
Ball Corporation	1	76
Celanese Corp. - Class A	—	31
CF Industries Holdings Inc.	1	20
Corteva, Inc.	3	65
Dow Inc.	3	80
DuPont de Nemours, Inc.	3	92
Eastman Chemical Co.	—	22
Ecolab Inc.	1	144
FMC Corporation	—	38
Freeport-McMoRan Inc. - Class B	5	37
International Flavors & Fragrances Inc. (b)	—	39
International Paper Company	1	44
Linde Public Limited Company	2	336
LyondellBasell Industries N.V. - Class A	1	47
Martin Marietta Materials Inc.	—	42
MOS Holdings Inc. (b)	1	13
Newmont Corporation	3	135
Nucor Corporation	1	41
Packaging Corporation of America (b)	—	30
PPG Industries, Inc.	1	72
Sealed Air Corporation	1	13
Sherwin-Williams Co.	—	137
Vulcan Materials Co.	—	51
Westrock Company, Inc.	1	28
		1,895
Total Common Stocks (cost $86,455)		77,666
INVESTMENT COMPANIES 0.2%
iShares Core S&P 500 ETF	1	167
Total Investment Companies (cost $164)		167
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	1,877	1,877
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	937	937
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	110	110
0.41%, 09/10/20 (e) (f)	19	19
0.05%, 12/31/20 (e) (f)	28	28
		157
Total Short Term Investments (cost $2,971)		2,971
Total Investments 101.6% (cost $89,590)		80,804
Other Derivative Instruments (0.0)%		(25)
Other Assets and Liabilities, Net (1.6)%		(1,222)
Total Net Assets 100.0%		79,557

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	126	24	—	1	—	(46)	104	0.1%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	12	June 2020	1,597	(25)	(55)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Defensive Style Fund
COMMON STOCKS 91.0%
Financials 15.5%
American Express Company	3	220
American Financial Group, Inc.	3	204
Aon PLC - Class A	2	271
Arch Capital Group Ltd. (a)	1	23
Bank of America Corporation	8	163
BlackRock, Inc.	1	245
Capital One Financial Corporation	1	63
Chubb Limited	3	367
Credit Acceptance Corp. (a) (b)	1	146
East West Bancorp, Inc. (b)	3	74
Erie Indemnity Company - Class A	1	176
Everest Re Group, Ltd.	2	361
JPMorgan Chase & Co. (b)	5	471
M&T Bank Corporation	—	41
Marsh & McLennan Companies, Inc.	1	107
Northern Trust Corp.	3	202
Progressive Corp. (b)	3	201
S&P Global Inc. (b)	—	17
SVB Financial Group (a)	3	510
T. Rowe Price Group, Inc. (b)	2	231
TFS Financial Corporation	13	205
The Allstate Corporation	3	309
The Charles Schwab Corporation	1	33
The PNC Financial Services Group, Inc.	2	193
The Travelers Companies, Inc.	1	117
Truist Financial Corporation	1	29
U.S. Bancorp (b)	4	125
Western Alliance Bancorp	1	24
		5,128
Consumer Staples 14.0%
Campbell Soup Company	2	86
Colgate-Palmolive Co. (b)	3	199
Costco Wholesale Corporation	2	431
Estee Lauder Cos. Inc. - Class A	2	245
General Mills, Inc.	2	131
Hershey Co.	1	165
Hormel Foods Corp. (b)	8	392
Ingredion Inc.	1	99
Kellogg Co. (b)	1	32
McCormick & Co. Inc.	—	69
Mondelez International, Inc. - Class A	3	153
Monster Beverage 1990 Corporation (a)	4	246
PepsiCo, Inc.	4	450
Philip Morris International Inc.	2	153
Procter & Gamble Co.	4	468
Sysco Corp. (b)	5	216
The Clorox Company	1	212
The Coca-Cola Company (b)	9	377
Walmart Inc. (b)	4	508
		4,632
Information Technology 12.7%
Accenture Public Limited Company - Class A (b)	3	432
Adobe Inc. (a)	1	338
Apple Inc.	1	372
Automatic Data Processing, Inc.	2	317
Cisco Systems, Inc.	2	81
Cognex Corp. (b)	2	79
Global Payments Inc.	—	24
Intel Corporation	1	67
International Business Machines Corporation	—	29
Intuit Inc.	1	216
Jack Henry & Associates Inc.	—	11
MasterCard Incorporated - Class A	2	444
Microsoft Corporation (b)	3	509
NVIDIA Corporation	1	178
Oracle Corporation	1	35
Paypal Holdings, Inc. (a)	—	21
Skyworks Solutions, Inc.	1	112
Texas Instruments Incorporated	3	255
VeriSign, Inc. (a)	1	233
Visa Inc. - Class A (b)	3	455
		4,208
Utilities 11.1%
Ameren Corporation	3	209
American Electric Power Company, Inc. (b)	4	327
American Water Works Company, Inc.	2	229
Atmos Energy Corporation (b)	3	304
Consolidated Edison, Inc.	3	202
Dominion Energy, Inc. (b)	4	288
DTE Energy Company	1	128
Duke Energy Corporation	4	347
Eversource Energy (b)	1	62
Exelon Corporation	1	25
NextEra Energy, Inc. (b)	2	451
OGE Energy Corp.	1	39
PPL Corporation	6	154
Public Service Enterprise Group Inc.	6	268
Sempra Energy	—	51
The Southern Company	3	185
WEC Energy Group Inc.	3	252
Xcel Energy Inc.	3	155
		3,676
Health Care 9.2%
Abbott Laboratories	2	175
AbbVie Inc. (b)	1	77
Amgen Inc.	—	15
Anthem, Inc.	—	46
Becton, Dickinson and Company	—	16
Biogen Inc. (a)	—	100
Bristol-Myers Squibb Company	1	29
Edwards Lifesciences Corporation (a)	—	87
Eli Lilly & Co.	2	332
Humana Inc.	1	155
Illumina, Inc. (a)	—	134
Intuitive Surgical, Inc. (a)	—	139
Johnson & Johnson (b)	4	482
Medtronic Public Limited Company	2	199
Merck & Co., Inc. (b)	4	305
Mettler-Toledo International Inc. (a)	—	144
Pfizer Inc.	2	61
Thermo Fisher Scientific Inc.	1	155
UnitedHealth Group Incorporated	1	315
Zoetis Inc. - Class A	1	69
		3,035
Consumer Discretionary 8.1%
Amazon.com, Inc. (a)	—	411
AutoZone, Inc. (a)	—	11
Best Buy Co., Inc.	2	93
Booking Holdings Inc. (a)	—	281
Domino's Pizza, Inc.	—	28
Lowe`s Companies, Inc.	—	31
Lululemon Athletica Inc. (a)	1	98
McDonald's Corporation	2	279
NIKE, Inc. - Class B (b)	3	259
O'Reilly Automotive, Inc. (a)	—	61
Ross Stores Inc.	2	198
Starbucks Corporation	3	194
Target Corporation	1	65
The Home Depot, Inc.	2	441
TJX Cos. Inc.	4	190
VF Corp.	1	27
Williams-Sonoma Inc. (b)	1	30
		2,697
Real Estate 6.4%
American Tower Corporation	2	455
AvalonBay Communities, Inc. (b)	2	261
Boston Properties Inc.	2	140
Camden Property Trust	—	8
CBRE Group, Inc. - Class A (a)	2	62
Equinix, Inc.	—	167
Equity Residential	1	63
Essex Property Trust Inc.	1	218
Federal Realty Investment Trust	2	139

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Lamar Advertising Co. - Class A	1	64
Public Storage	2	452
Simon Property Group, Inc.	2	83
		2,112
Communication Services 5.9%
Alphabet Inc. - Class A (a)	—	468
AT&T Inc.	7	205
Comcast Corporation - Class A	4	121
Facebook, Inc. - Class A (a)	3	486
T-Mobile USA, Inc. (a) (b)	3	220
Verizon Communications Inc.	9	473
		1,973
Industrials 4.7%
3M Company	1	107
Caterpillar Inc.	1	96
Cintas Corp.	—	85
Copart Inc. (a)	—	14
CoStar Group, Inc. (a)	—	46
Emerson Electric Co.	—	13
Honeywell International Inc.	3	359
Illinois Tool Works Inc.	3	355
Old Dominion Freight Line Inc. (b)	—	13
Republic Services Inc. (b)	1	86
Southwest Airlines Co.	1	27
United Rentals Inc. (a)	—	10
United Technologies Corporation	1	133
Waste Management, Inc.	2	230
		1,574
Materials 3.4%
Air Products and Chemicals, Inc.	1	157
Ecolab Inc.	3	405
Linde Public Limited Company	3	438
PPG Industries, Inc.	—	37
Sherwin-Williams Co.	—	89
		1,126
Energy 0.0%
ONEOK, Inc.	—	9
Total Common Stocks (cost $35,788)		30,170
SHORT TERM INVESTMENTS 23.9%
Securities Lending Collateral 18.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	5,986	5,986
Investment Companies 5.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	1,947	1,947
Total Short Term Investments (cost $7,933)		7,933
Total Investments 114.9% (cost $43,721)		38,103
Other Derivative Instruments (0.1)%		(39)
Other Assets and Liabilities, Net (14.8)%		(4,902)
Total Net Assets 100.0%		33,162

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/AQR Large Cap Defensive Style Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	19	June 2020	2,446	(39)	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
COMMON STOCKS 127.3%
Information Technology 34.4%
Accenture Public Limited Company - Class A	10	1,617
Adobe Inc. (a) (b)	9	2,709
ADS Alliance Data Systems, Inc. (b)	13	424
Akamai Technologies, Inc. (a) (b)	14	1,254
Amdocs Limited	11	585
Apple Inc. (b)	43	10,856
Applied Materials, Inc. (b)	56	2,578
Arrow Electronics, Inc. (a)	29	1,512
Aspen Technology, Inc. (a)	3	296
Autodesk, Inc. (a)	1	136
Avnet, Inc.	57	1,420
Booz Allen Hamilton Holding Corporation - Class A	1	56
Broadcom Inc.	5	1,098
CACI International Inc. - Class A (a)	5	1,108
Cadence Design Systems Inc. (a)	13	845
CDW Corp.	5	500
Ciena Corp. (a)	6	224
Cirrus Logic Inc. (a)	17	1,120
Cisco Systems, Inc. (b)	99	3,872
Cognizant Technology Solutions Corp. - Class A	32	1,465
CommVault Systems Inc. (a)	15	617
Dropbox, Inc. - Class A (a)	33	589
DXC Technology Company	3	35
EPAM Systems, Inc. (a)	1	176
Euronet Worldwide Inc. (a)	—	36
F5 Networks, Inc. (a)	6	606
Fair Isaac Corporation (a)	2	594
Fidelity National Information Services, Inc.	3	316
First Solar, Inc. (a)	9	308
Flex Ltd. (a)	129	1,083
Fortinet, Inc. (a)	7	725
HP Inc.	17	288
Intel Corporation	79	4,263
International Business Machines Corporation (b)	22	2,445
Intuit Inc.	10	2,300
Jabil Inc.	23	576
Juniper Networks, Inc.	18	347
KBR, Inc.	8	161
Lam Research Corp.	6	1,448
MasterCard Incorporated - Class A	3	621
MAXIMUS Inc.	4	231
Micron Technology, Inc. (a)	50	2,106
Microsoft Corporation (b)	71	11,237
NortonLifelock Inc.	94	1,762
NVIDIA Corporation	1	311
Oracle Corporation	61	2,947
Paypal Holdings, Inc. (a)	7	713
Perspecta Inc.	2	43
Qorvo, Inc. (a)	14	1,145
Qualcomm Incorporated	32	2,177
Skyworks Solutions, Inc.	15	1,359
Synaptics Incorporated (a)	4	203
SYNNEX Corporation	9	622
TE Connectivity Ltd.	8	493
Teradata Corporation (a)	4	91
Texas Instruments Incorporated	11	1,092
Upstate Property Rentals, LLC (a)	21	329
VeriSign, Inc. (a)	5	962
Vishay Intertechnology Inc.	86	1,246
Xerox Holdings Corporation	31	595
Xilinx, Inc.	9	666
		81,539
Health Care 25.9%
Abbott Laboratories	2	154
AbbVie Inc.	14	1,086
Agilent Technologies, Inc. (b)	10	743
Alexion Pharmaceuticals, Inc. (a) (b)	32	2,837
Align Technology, Inc. (a)	3	436
Alkermes Public Limited Company (a)	49	709
Allergan Public Limited Company	4	714
AmerisourceBergen Corporation	9	775
Amgen Inc. (b)	8	1,560
Anthem, Inc.	2	550
Arrowhead Pharmaceuticals Inc (a)	6	163
Baxter International Inc. (b)	28	2,293
Biogen Inc. (a) (b)	15	4,672
Boston Scientific Corporation (a)	4	144
Bristol-Myers Squibb Company	35	1,926
Cardinal Health, Inc.	9	409
Cerner Corp.	13	803
Charles River Laboratories International Inc. (a)	8	947
CVS Health Corporation	5	275
Dentsply Sirona Inc.	7	266
Edwards Lifesciences Corporation (a)	4	772
Eli Lilly & Co.	4	564
Exelixis, Inc. (a)	75	1,287
Gilead Sciences, Inc.	49	3,639
Hologic Inc. (a)	23	818
Humana Inc.	8	2,387
Illumina, Inc. (a)	1	152
Incyte Corporation (a)	20	1,490
Inogen, Inc. (a)	8	393
IQVIA Inc. (a)	11	1,142
Jazz Pharmaceuticals Public Limited Company (a)	2	170
Johnson & Johnson (b)	49	6,426
McKesson Corporation	12	1,653
Medtronic Public Limited Company	28	2,504
Merck & Co., Inc. (b)	36	2,760
Mylan Holdings Ltd. (a)	83	1,234
NuVasive Inc. (a)	2	97
Pfizer Inc. (b)	91	2,961
PRA Health Sciences, Inc. (a)	1	50
Qiagen N.V. (a) (c)	6	259
Regeneron Pharmaceuticals, Inc. (a)	3	1,568
Tenet Healthcare Corporation (a)	3	46
Thermo Fisher Scientific Inc.	10	2,841
United Therapeutics Corporation (a)	12	1,151
UnitedHealth Group Incorporated	7	1,682
Universal Health Services Inc. - Class B	7	735
Vertex Pharmaceuticals Incorporated (a)	5	1,149
		61,392
Consumer Discretionary 14.1%
Amazon.com, Inc. (a) (b)	5	9,790
AutoZone, Inc. (a)	—	310
Best Buy Co., Inc.	14	771
Booking Holdings Inc. (a)	1	1,678
Chipotle Mexican Grill Inc. (a)	—	140
D.R. Horton, Inc.	6	205
Dana Holding Corp.	31	243
Delphi Technologies PLC (a)	17	136
Dollar General Corp.	—	69
eBay Inc.	52	1,562
Expedia Group, Inc.	3	152
Ford Motor Company	53	257
Garmin Ltd.	8	576
General Motors Company	39	809
Hilton Grand Vacations Inc. (a)	3	54
KB Home	66	1,193
Kohl's Corporation	23	331
L Brands, Inc.	23	264
Las Vegas Sands Corp.	12	489
Lear Corporation	1	46
Lowe`s Companies, Inc.	4	363
Lululemon Athletica Inc. (a)	5	974
NIKE, Inc. - Class B	14	1,122
Norwegian Cruise Line Holdings Ltd. (a)	50	543
Pulte Homes Inc.	40	902
PVH Corp.	6	234
Qurate Retail, Inc. - Class A (a)	118	720
Ralph Lauren Corp. - Class A	9	573
Sally Beauty Holdings, Inc. (a)	42	336
Six Flags Operations Inc.	18	231
Skechers U.S.A. Inc. - Class A (a)	46	1,088
Starbucks Corporation	22	1,450

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Tapestry Inc.	19	241
Target Corporation	5	465
The Home Depot, Inc.	16	3,067
Tiffany & Co.	1	162
TJX Cos. Inc.	11	530
Toll Brothers Inc.	5	93
Tractor Supply Co.	11	971
TRI Pointe Homes, Inc. (a)	29	258
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	44
		33,442
Financials 12.9%
AFLAC Incorporated (b)	17	588
American National Insurance Company	1	75
Ameriprise Financial, Inc.	8	802
Associated Banc-Corp	26	336
Assured Guaranty Ltd.	42	1,094
Athene Holding Ltd - Class A (a)	8	195
Bank of America Corporation	15	312
Berkshire Hathaway Inc. - Class B (a)	14	2,637
CIT Group Inc.	20	348
Citigroup Inc.	30	1,247
Citizens Financial Group Inc.	27	511
Comerica Inc.	13	383
Discover Financial Services	1	44
Evercore Inc. - Class A	19	888
Fidelity National Financial, Inc.	36	886
Fifth Third Bancorp	37	544
First American Financial Corporation	12	513
First Citizens BancShares, Inc. - Class A	—	49
JPMorgan Chase & Co.	13	1,214
Mercury General Corp.	9	352
MetLife, Inc.	48	1,468
MGIC Investment Corp.	240	1,521
Moody's Corp.	2	495
Morgan Stanley	21	729
Popular Inc.	50	1,743
Prudential Financial Inc.	6	301
Reinsurance Group of America, Incorporated	9	793
S&P Global Inc.	3	699
Synchrony Financial	73	1,172
Texas Capital Bancshares, Inc. (a)	4	81
The Allstate Corporation (b)	42	3,891
The Bank of New York Mellon Corporation	11	373
The Goldman Sachs Group, Inc.	9	1,380
The Hartford Financial Services Group, Inc.	3	122
The PNC Financial Services Group, Inc.	3	309
The Travelers Companies, Inc.	5	508
Umpqua Holdings Corp.	4	43
Wells Fargo & Company	54	1,540
Wintrust Financial Corporation	12	399
		30,585
Communication Services 12.4%
Activision Blizzard, Inc.	5	326
Alphabet Inc. - Class A (a) (b)	5	5,441
Alphabet Inc. - Class C (a) (b)	3	3,823
Altice USA, Inc. - Class A (a)	2	45
AMC Networks, Inc. - Class A (a) (b) (c)	30	728
AT&T Inc.	2	61
Comcast Corporation - Class A (b)	103	3,536
Electronic Arts Inc. (a)	30	2,963
Facebook, Inc. - Class A (a) (b)	42	7,062
Roku Inc. - Class A (a) (c)	4	346
Take-Two Interactive Software Inc. (a)	3	410
TEGNA Inc.	27	298
TripAdvisor Inc.	15	262
Twitter, Inc. (a)	8	195
Verizon Communications Inc.	39	2,121
ViacomCBS Inc. - Class B	59	831
Walt Disney Co. (b)	11	1,067
Yelp Inc. - Class A (a)	2	33
		29,548
Industrials 12.4%
Acuity Brands, Inc.	3	296
AGCO Corporation	3	140
Allison Systems, Inc.	7	244
Caterpillar Inc.	6	655
Clean Harbors Inc. (a)	7	337
CoStar Group, Inc. (a)	—	57
Crane Co.	14	687
Cummins Inc. (b)	19	2,588
Curtiss-Wright Corp.	3	295
Deluxe Corp.	8	195
Eaton Corporation Public Limited Company	5	389
EMCOR Group, Inc.	10	590
Gates Industrial Corporation PLC (a)	24	180
General Dynamics Corporation	3	358
General Electric Company	30	239
GrafTech International Ltd.	77	628
HD Supply Holdings, Inc (a)	20	568
Herman Miller Inc.	48	1,055
HNI Corp.	74	1,858
Honeywell International Inc. (b)	21	2,832
Howmet Aerospace Inc.	34	544
Huntington Ingalls Industries Inc.	8	1,408
Ingersoll Rand Inc. (a)	1	31
ITT Industries Holdings, Inc.	16	714
Johnson Controls International Public Limited Company	7	182
Lockheed Martin Corporation	5	1,608
ManpowerGroup Inc.	12	625
Masco Corporation	16	560
Northrop Grumman Systems Corp.	5	1,441
Now, Inc. (a)	32	163
Nvent Electric Public Limited Company	21	361
Oshkosh Corp.	21	1,354
Owens Corning Inc.	7	285
Raytheon Company	3	455
Regal-Beloit Corp.	3	174
Robert Half International Inc.	27	1,024
Schneider National, Inc. - Class B	14	263
Spirit Aerosystems Holdings Inc. - Class A	22	530
Teledyne Technologies Inc. (a)	2	498
Terex Corp.	32	462
Textron Inc.	5	145
Timken Co.	17	548
Trane Technologies Public Limited Company	6	462
United Airlines Holdings, Inc. (a)	10	323
United Technologies Corporation	—	38
Waste Management, Inc.	4	391
Werner Enterprises Inc.	4	145
WESCO International, Inc. (a)	22	494
		29,419
Consumer Staples 7.7%
Archer-Daniels-Midland Company	8	264
Bunge Limited	17	715
Colgate-Palmolive Co.	17	1,145
Ingredion Inc.	3	234
Kimberly-Clark Corporation	13	1,669
Lamb Weston Holdings Inc.	11	639
Monster Beverage 1990 Corporation (a)	26	1,449
PepsiCo, Inc.	6	758
Philip Morris International Inc.	15	1,105
Pilgrim's Pride Corporation (a)	5	84
Procter & Gamble Co. (b)	29	3,194
Tyson Foods Inc. - Class A (b)	47	2,708
Walgreens Boots Alliance, Inc.	35	1,587
Walmart Inc.	24	2,708
		18,259
Energy 2.7%
Apergy Corporation (a)	17	97
Centennial Resource Development, LLC - Class A (a)	125	33
Chevron Corporation	1	52
ConocoPhillips	32	980
Devon Energy Corporation	25	174
Exxon Mobil Corporation	7	261
HollyFrontier Corp.	29	707
Kosmos Energy Ltd.	165	148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Marathon Petroleum Corporation	18	418
Parsley Energy Inc. - Class A	16	94
PBF Energy Inc. - Class A	11	78
Phillips 66 (b)	20	1,063
Pioneer Natural Resources Co.	3	176
Valero Energy Corporation	15	681
World Fuel Services Corp.	58	1,458
WPX Energy, Inc. (a)	32	97
		6,517
Materials 2.2%
Cabot Corp.	12	319
Commercial Metals Co.	11	179
DuPont de Nemours, Inc.	8	278
Eastman Chemical Co.	10	457
International Paper Company	23	730
Louisiana-Pacific Corp.	11	194
LyondellBasell Industries N.V. - Class A	13	643
Minerals Technologies Inc.	1	37
NewMarket Corp.	1	542
PolyOne Corporation	11	215
Reliance Steel & Aluminum Co.	2	136
Steel Dynamics Inc.	49	1,094
Valvoline, Inc.	5	60
Westrock Company, Inc.	14	406
		5,290
Utilities 2.0%
Consolidated Edison, Inc.	7	584
Exelon Corporation (b)	69	2,529
IDACORP Inc.	4	308
NorthWestern Corp.	12	711
Pinnacle West Capital Corp.	7	528
Public Service Enterprise Group Inc.	1	25
		4,685
Real Estate 0.6%
Columbia Property Trust Inc.	31	392
Retail Properties of America, Inc. - Class A	37	194
Vornado Realty Trust	25	890
		1,476
Total Common Stocks (cost $339,327)		302,152
SHORT TERM INVESTMENTS 1.2%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	2,698	2,698
Total Short Term Investments (cost $2,698)		2,698
Total Investments 128.5% (cost $342,025)		304,850
Total Securities Sold Short (28.7)% (proceeds $94,249)		(68,093)
Other Derivative Instruments (0.0)%		(27)
Other Assets and Liabilities, Net 0.2%		572
Total Net Assets 100.0%		237,302

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) All or a portion of the security was on loan as of March 31, 2020.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (28.7%)
COMMON STOCKS (28.7%)
Health Care (5.4%)
Acadia Healthcare Company, Inc.	(55)	(1,009)
Agios Pharmaceuticals, Inc.	(10)	(358)
Alnylam Pharmaceuticals, Inc.	(7)	(711)
Bluebird Bio, Inc.	(12)	(553)
Cantel Medical Corp.	(7)	(243)
Catalent Inc.	(21)	(1,117)
Covetrus, Inc.	(70)	(573)
Exact Sciences Corporation	(22)	(1,302)
Guardant Health, Inc.	(6)	(445)
HealthEquity, Inc.	(22)	(1,121)
Insulet Corporation	(3)	(438)
Ionis Pharmaceuticals Inc.	(2)	(107)
Ligand Pharmaceuticals Incorporated	(20)	(1,448)
Moderna, Inc.	(44)	(1,333)
Nektar Therapeutics	(34)	(604)
Penumbra, Inc.	(7)	(1,054)
Prestige Consumer Healthcare Inc.	(9)	(327)
Sage Therapeutics Inc.	(6)	(158)
		(12,901)
Energy (4.7%)
Apache Corporation	(100)	(419)
Baker Hughes, a GE Company, LLC - Class A	(41)	(426)
Cabot Oil & Gas Corp.	(72)	(1,240)
Cheniere Energy, Inc.	(33)	(1,096)
CNX Resources Corporation	(88)	(467)
Concho Resources Inc.	(14)	(593)
Core Laboratories N.V.	(8)	(85)
EQT Corporation	(139)	(982)
Equitrans Midstream Corp.	(170)	(853)
Halliburton Company	(12)	(79)
Helmerich & Payne Inc.	(3)	(47)
Hess Corporation	(42)	(1,406)
National Oilwell Varco, Inc.	(78)	(763)
Noble Energy, Inc.	(66)	(399)
Occidental Petroleum Corporation	(34)	(394)
Range Resources Corporation	(203)	(462)
Schlumberger Ltd.	(32)	(434)
Targa Resources Corp.	(30)	(207)
Transocean Ltd.	(699)	(811)
		(11,163)
Materials (4.3%)
Albemarle Corporation	(30)	(1,675)
Allegheny Technologies Incorporated	(29)	(246)
Compass Minerals International, Inc.	(5)	(178)
Freeport-McMoRan Inc. - Class B	(231)	(1,561)
International Flavors & Fragrances Inc.	(21)	(2,093)
MOS Holdings Inc.	(37)	(405)
Newmont Corporation	(15)	(682)
Olin Corporation	(48)	(559)
Royal Gold Inc.	(6)	(530)
The Chemours Company	(36)	(315)
United States Steel Corporation	(291)	(1,834)
Univar Solutions Inc.	(9)	(97)
		(10,175)
Information Technology (4.1%)
2U, Inc.	(12)	(249)
Alteryx, Inc. - Class A	—	(41)
Atlassian Corporation PLC - Class A	—	(63)
Cabot Microelectronics Corporation	—	(56)
Cognex Corp.	(21)	(889)
Coupa Software Incorporated	(4)	(502)
Cree, Inc.	(4)	(158)
II-VI Incorporated	(61)	(1,727)
Liveramp, Inc.	(2)	(53)
Lumentum Holdings Inc.	(4)	(276)
Marvell Technology Group Ltd	(53)	(1,204)
Microchip Technology Incorporated	(6)	(381)
MKS Instruments, Inc.	(2)	(159)
MongoDB, Inc. - Class A	(4)	(601)
Okta, Inc. - Class A	(1)	(110)
Pluralsight, Inc. - Class A	(13)	(148)
RingCentral, Inc. - Class A	(2)	(386)
Square, Inc. - Class A	(8)	(396)
Twilio Inc. - Class A	(20)	(1,759)
ViaSat, Inc.	(3)	(119)
Zscaler, Inc.	(8)	(460)
		(9,737)
Industrials (3.2%)
American Airlines Group Inc.	(46)	(564)
Axone Intelligence Inc.	(25)	(1,741)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Colfax Corp.	(32)	(632)
Dycom Industries, Inc.	(5)	(124)
Knight-Swift Transportation Holdings Inc. - Class A	(22)	(713)
Southwest Airlines Co.	(6)	(198)
Stericycle Inc.	(19)	(939)
The Boeing Company	(2)	(238)
TransDigm Group Inc.	(1)	(433)
Trex Company, Inc.	(11)	(846)
Wabtec Corp.	(23)	(1,098)
		(7,526)
Consumer Discretionary (2.3%)
Adient Public Limited Company	(45)	(405)
Capri Holdings Limited	(19)	(204)
Carvana Co. - Class A	(12)	(660)
Eldorado Resorts, Inc.	(7)	(99)
Five Below, Inc.	(1)	(55)
Mattel, Inc.	(42)	(369)
Newell Brands Inc.	(6)	(77)
Nordstrom Inc.	(7)	(105)
Ollie's Bargain Outlet Holdings Inc.	(5)	(246)
Papa John's International Inc.	(13)	(702)
Scientific Games Corporation - Class A	(40)	(389)
Under Armour Inc. - Class A	(114)	(1,053)
Visteon Corporation	(3)	(124)
Wayfair Inc. - Class A	(2)	(117)
Wynn Resorts Ltd.	(13)	(781)
		(5,386)
Financials (1.9%)
LendingTree, Inc.	(5)	(871)
The Charles Schwab Corporation	(31)	(1,045)
Ubiquiti Inc.	(2)	(229)
Virtu Financial Inc. - Class A	(117)	(2,440)
		(4,585)
Consumer Staples (1.2%)
BJ's Wholesale Club Holdings, Inc.	(27)	(687)
ConAgra Brands Inc.	(4)	(116)
Coty Inc. - Class A	(37)	(190)
Energizer Holdings, Inc.	(30)	(896)
Hain Celestial Group Inc.	(29)	(741)
Treehouse Foods, Inc.	(6)	(276)
		(2,906)
Communication Services (1.0%)
Meredith Corporation	(9)	(109)
New York Times Co. - Class A	(20)	(623)
Snap Inc. - Class A	(15)	(177)
World Wrestling Entertainment, Inc. - Class A	(30)	(1,005)
Zillow Group, Inc. - Class C	(9)	(320)
		(2,234)
Real Estate (0.6%)
Colony Capital, Inc. - Class A	(118)	(207)
Taubman Centers Inc.	(30)	(1,273)
		(1,480)
Total Common Stocks (proceeds $94,249)		(68,093)
Total Securities Sold Short (28.7%) (proceeds $94,249)		(68,093)

JNL/AQR Large Cap Relaxed Constraint Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	13	June 2020	1,454	(27)	216

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS 86.6%
U.S. Treasury Bill 53.8%
Treasury, United States Department of
1.60%, 04/09/20 (a)	15,388	15,382
1.65%, 04/16/20 (a)	1,737	1,736
1.63%, 04/23/20 (a)	3,070	3,067
1.55%, 07/09/20 (a)	3,742	3,741
1.56%, 07/30/20 (a)	3,115	3,114
1.55%, 08/06/20 (a)	9,653	9,649
1.54%, 08/13/20 (a)	2,418	2,417
1.54%, 08/20/20 (a)	1,445	1,444
0.41%, 09/10/20 (a)	908	907
0.31%, 09/17/20 (a)	2,221	2,220
0.08%, 09/24/20 (a)	4,987	4,984
		48,661
Investment Companies 32.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	13,000	13,000
JPMorgan U.S. Treasury Plus Money Market Fund - IM Class, 0.35% (c)	16,630	16,630
		29,630
Total Short Term Investments (cost $78,192)		78,291
Total Investments 86.6% (cost $78,192)		78,291
Other Derivative Instruments 1.0%		885
Other Assets and Liabilities, Net 12.4%		11,232
Total Net Assets 100.0%		90,408

(a) The coupon rate represents the yield to maturity.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/AQR Managed Futures Strategy Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
3M EURIBOR	5	September 2020	EUR	1,255	—	—
3M EURIBOR	19	December 2020	EUR	4,773	—	(4)
3M EURIBOR	26	March 2021	EUR	6,531	(1)	(5)
3M EURIBOR	27	June 2021	EUR	6,783	(1)	(6)
3M EURIBOR	28	September 2021	EUR	7,033	(1)	(6)
3M EURIBOR	30	December 2021	EUR	7,535	(1)	(7)
3M EURIBOR	18	March 2022	EUR	4,521	(1)	(4)
3M EUROSWISS	1	March 2021	CHF	252	—	—
90 Day Eurodollar	7	September 2020		1,727	—	17
90 Day Eurodollar	7	December 2020		1,726	—	18
90 Day Eurodollar	8	March 2021		1,974	—	20
90 Day Eurodollar	8	June 2021		1,975	—	19
90 Day Eurodollar	8	September 2021		1,981	—	12
90 Day Eurodollar	8	December 2021		1,988	—	5
90 Day Eurodollar	8	March 2022		1,989	—	4
90 Day Sterling	38	September 2020	GBP	4,726	—	9
90 Day Sterling	53	December 2020	GBP	6,592	—	12
90 Day Sterling	67	March 2021	GBP	8,335	(1)	17
90 Day Sterling	73	June 2021	GBP	9,079	(1)	19
90 Day Sterling	74	September 2021	GBP	9,202	—	18
90 Day Sterling	77	December 2021	GBP	9,574	(1)	18
90 Day Sterling	77	March 2022	GBP	9,581	(1)	8
Australia 10 Year Bond	58	June 2020	AUD	8,681	8	33
Australia 3 Year Bond	529	June 2020	AUD	61,763	16	110
Canada 10 Year Bond	4	June 2020	CAD	573	—	12
Canadian Bankers' Acceptance	1	September 2020	CAD	246	—	2
Canadian Bankers' Acceptance	1	December 2020	CAD	247	—	1
Cocoa	4	May 2020	GBP	79	(1)	(11)
Cocoa	1	July 2020	GBP	18	—	—
Coffee "C"	2	May 2020		93	—	(3)
Dow Jones Industrial Average Index	5	June 2020		500	(11)	44
Euro BOBL	100	June 2020	EUR	13,607	(30)	(94)
Euro Bund	52	June 2020	EUR	9,029	(63)	(63)
Euro Buxl 30 Year Bond	2	June 2020	EUR	424	(13)	(4)
Euro OAT	19	June 2020	EUR	3,258	(26)	(91)
Euro Schatz	135	June 2020	EUR	15,194	(6)	(51)
FTSE 100 Index	6	June 2020	GBP	303	7	41
FTSE/JSE Africa Top 40 Index	6	June 2020	ZAR	2,174	3	17
Gasoline, RBOB	1	May 2020		28	(1)	(3)
Gold, 100 Oz.	17	June 2020		2,781	(72)	(67)
Italy Government BTP Bond	21	June 2020	EUR	3,073	(19)	(125)
Japan 10 Year Bond	2	June 2020	JPY	304,902	2	2
JPY/USD Spot Rate	7	June 2020		793	2	23
KC HRW Wheat	2	May 2020		49	1	—
KOSPI 200 Index	6	June 2020	KRW	315,011	11	32
Long Gilt	60	June 2020	GBP	8,084	(38)	107
MSCI Singapore Free Index	3	April 2020	SGD	86	1	(1)
NASDAQ 100 Stock Index	8	June 2020		1,188	(12)	58
NZD/USD Spot Rate	14	June 2020		845	(6)	(12)
Russell 2000 Index	12	June 2020		622	(4)	66

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/AQR Managed Futures Strategy Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
S&P 500 Index	1	June 2020		112	(2)	17
S&P Midcap 400 Index	1	June 2020		130	(2)	14
S&P/ASX 200 Index	3	June 2020	AUD	362	(3)	13
S&P/TSX 60 Index	6	June 2020	CAD	875	19	71
Soybean Meal	3	May 2020		97	(1)	(1)
United States 10 Year Note	5	June 2020		679	(1)	15
United States 2 Year Note	16	July 2020		3,473	—	53
United States 5 Year Note	16	July 2020		1,989	(1)	17
United States Long Bond	1	June 2020		167	(2)	12
United States Ultra Bond	1	June 2020		203	(3)	19
Wheat	24	May 2020		678	(1)	5
					(257)	422
Short Contracts
3M EUROSWISS	(2)	September 2020	CHF	(504)	—	—
3M EUROSWISS	(1)	December 2020	CHF	(252)	—	—
AEX Index	(1)	April 2020	EUR	(89)	(2)	(8)
Aluminum	(10)	June 2020		(418)	45	37
AUD/USD Spot Rate	(80)	June 2020		(5,217)	9	303
Brent Crude	(7)	April 2020		(199)	—	15
CAC 40 Index	(2)	April 2020	EUR	(74)	(1)	(14)
CAD/USD Spot Rate	(1)	June 2020		(73)	—	1
Cocoa	(1)	July 2020		(23)	—	—
Copper	(13)	May 2020		(814)	(24)	90
Copper	(4)	June 2020		(521)	56	26
Corn	(93)	May 2020		(1,652)	2	68
Cotton No. 2	(6)	May 2020		(182)	(1)	29
Crude Oil, WTI	(8)	May 2020		(252)	(3)	88
DAX Index	(1)	June 2020	EUR	(215)	(4)	(36)
Euro STOXX 50 Price Index	(5)	June 2020	EUR	(135)	(2)	(3)
FTSA China 50 Index	(36)	April 2020		(453)	(6)	(1)
Hang Seng China Enterprises Index	(21)	April 2020	HKD	(9,987)	(38)	(17)
Hang Seng Index	(5)	April 2020	HKD	(5,863)	(23)	(9)
Lean Hogs	(4)	June 2020		(124)	(1)	27
Low Sulfur Gasoil	(9)	May 2020		(310)	(8)	45
MSCI Emerging Markets Index	(1)	June 2020		(41)	—	(1)
MSCI Taiwan Index	(1)	April 2020		(38)	—	1
Natural Gas	(170)	May 2020		(3,126)	86	338
Nickel	(5)	June 2020		(349)	11	5
Nikkei 225 Index	(3)	June 2020	JPY	(52,744)	(3)	(35)
OMX 30 Index	(6)	April 2020	SEK	(811)	(2)	(8)
Platinum	(1)	July 2020		(36)	—	—
Silver	(3)	May 2020		(186)	(1)	(26)
Soybean Oil	(13)	May 2020		(232)	(1)	21
Sugar No. 11	(12)	July 2020		(147)	4	7
Topix Index	(6)	June 2020	JPY	(81,933)	7	(18)
Zinc	(6)	June 2020		(305)	29	19
					129	944

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/AQR Managed Futures Strategy Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	CIT	06/17/20	AUD	12,049	7,400	(421)
AUD/USD	CIT	06/17/20	AUD	820	503	6
BRL/USD	CIT	06/17/20	BRL	24,114	4,626	(440)
BRL/USD	CIT	06/17/20	BRL	353	68	—
CAD/USD	CIT	06/17/20	CAD	2,641	1,877	(60)
CAD/USD	CIT	06/17/20	CAD	4,801	3,409	57
CHF/USD	CIT	06/17/20	CHF	5,124	5,337	(97)
CHF/USD	CIT	06/17/20	CHF	9,360	9,749	109
CLP/USD	CIT	06/17/20	CLP	407,661	478	(14)
CLP/USD	CIT	06/17/20	CLP	132,003	155	—
COP/USD	CIT	06/17/20	COP	454,944	112	(12)
COP/USD	CIT	06/17/20	COP	540,439	133	1
EUR/USD	CIT	06/17/20	EUR	3,951	4,367	(104)
EUR/USD	CIT	06/17/20	EUR	4,952	5,471	87
GBP/USD	CIT	06/17/20	GBP	303	371	(18)
GBP/USD	CIT	06/17/20	GBP	3,585	4,468	160
HUF/USD	CIT	06/17/20	HUF	2,195,594	6,705	(650)
HUF/USD	CIT	06/17/20	HUF	314,706	961	3
IDR/USD	CIT	06/17/20	IDR	44,837,288	2,728	(387)
IDR/USD	CIT	06/17/20	IDR	3,493,890	213	2
ILS/USD	CIT	06/17/20	ILS	10,729	3,033	(95)
ILS/USD	CIT	06/17/20	ILS	676	190	5
INR/USD	CIT	06/17/20	INR	204,451	2,681	(108)
INR/USD	CIT	06/17/20	INR	6,934	90	2
JPY/USD	CIT	06/17/20	JPY	1,717,444	16,004	(429)
JPY/USD	CIT	06/17/20	JPY	86,660	807	6
KRW/USD	CIT	06/17/20	KRW	3,703,786	3,050	(37)
KRW/USD	CIT	06/17/20	KRW	6,583,918	5,425	96
MXN/USD	CIT	06/17/20	MXN	41,757	1,743	(294)
MXN/USD	CIT	06/17/20	MXN	8,005	336	10
NOK/USD	CIT	06/17/20	NOK	49,584	4,764	(361)
NOK/USD	CIT	06/17/20	NOK	20,658	1,985	90
NZD/USD	CIT	06/17/20	NZD	17,332	10,312	(414)
NZD/USD	CIT	06/17/20	NZD	6,979	4,152	186
PHP/USD	CIT	06/17/20	PHP	17,462	341	(1)
PHP/USD	CIT	06/17/20	PHP	63,966	1,249	2
PLN/USD	CIT	06/17/20	PLN	34,527	8,340	(520)
SEK/USD	CIT	06/17/20	SEK	33,332	3,364	(97)
SEK/USD	CIT	06/17/20	SEK	13,498	1,362	41
SGD/USD	CIT	06/17/20	SGD	2,339	1,647	(33)
SGD/USD	CIT	06/17/20	SGD	1,736	1,224	21
TWD/USD	CIT	06/17/20	TWD	68,589	2,280	(26)
TWD/USD	CIT	06/17/20	TWD	13,055	434	1
USD/AUD	CIT	06/17/20	AUD	(12,532)	(7,696)	(336)
USD/AUD	CIT	06/17/20	AUD	(11,270)	(6,920)	543
USD/BRL	CIT	06/17/20	BRL	(28,208)	(5,404)	809
USD/CAD	CIT	06/17/20	CAD	(552)	(392)	(6)
USD/CAD	CIT	06/17/20	CAD	(14,413)	(10,239)	220
USD/CHF	CIT	06/17/20	CHF	(1,295)	(1,349)	(18)
USD/CHF	CIT	06/17/20	CHF	(9,386)	(9,775)	222
USD/CLP	CIT	06/17/20	CLP	(604,335)	(710)	31
USD/COP	CIT	06/17/20	COP	(1,131,768)	(280)	45
USD/EUR	CIT	06/17/20	EUR	(5,578)	(6,159)	(125)
USD/EUR	CIT	06/17/20	EUR	(1,429)	(1,582)	18
USD/GBP	CIT	06/17/20	GBP	(4,708)	(5,865)	(229)
USD/GBP	CIT	06/17/20	GBP	(12,538)	(15,617)	599
USD/HUF	CIT	06/17/20	HUF	(2,567,378)	(7,840)	492
USD/IDR	CIT	06/17/20	IDR	(5,083,111)	(309)	(12)
USD/IDR	CIT	06/17/20	IDR	(48,104,151)	(2,928)	260
USD/ILS	CIT	06/17/20	ILS	(11,274)	(3,188)	(73)
USD/ILS	CIT	06/17/20	ILS	(293)	(83)	3
USD/INR	CIT	06/17/20	INR	(51,357)	(673)	(7)
USD/INR	CIT	06/17/20	INR	(177,969)	(2,332)	26
USD/JPY	CIT	06/17/20	JPY	(792,152)	(7,382)	(224)
USD/JPY	CIT	06/17/20	JPY	(133,100)	(1,241)	22
USD/KRW	CIT	06/17/20	KRW	(1,357,396)	(1,118)	(2)
USD/KRW	CIT	06/17/20	KRW	(15,401,541)	(12,685)	152
USD/MXN	CIT	06/17/20	MXN	(1,091)	(46)	(1)
USD/MXN	CIT	06/17/20	MXN	(51,827)	(2,171)	209
USD/NOK	CIT	06/17/20	NOK	(5,472)	(526)	(11)
USD/NOK	CIT	06/17/20	NOK	(62,729)	(6,029)	667
USD/NZD	CIT	06/17/20	NZD	(16,949)	(10,084)	458
USD/PHP	CIT	06/17/20	PHP	(77,778)	(1,521)	(40)
USD/PHP	CIT	06/17/20	PHP	(8,094)	(158)	1
USD/PLN	CIT	06/17/20	PLN	(16,451)	(3,974)	(80)
USD/PLN	CIT	06/17/20	PLN	(42,102)	(10,172)	650
USD/SEK	CIT	06/17/20	SEK	(7,482)	(756)	(4)
USD/SEK	CIT	06/17/20	SEK	(61,683)	(6,225)	248
USD/SGD	CIT	06/17/20	SGD	(4,888)	(3,442)	69
USD/TWD	CIT	06/17/20	TWD	(76,666)	(2,548)	34
USD/ZAR	CIT	06/17/20	ZAR	(122,920)	(6,831)	427
ZAR/USD	CIT	06/17/20	ZAR	26,684	1,483	(80)
ZAR/USD	CIT	06/17/20	ZAR	9,069	505	1
					(30,318)	1,225

JNL/AQR Managed Futures Strategy Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - paying return
FUTURE
Soybean Future, May 2020	CGM	05/18/20		(2,252)	—	36
Soybean Oil Future, May 2020	CGM	05/26/20		(36)	—	4
Live Cattle Future, Jun. 2020	MLP	07/16/20		(38)	—	1
Swiss Market Index Future, Jun. 2020	MLP	06/19/20	CHF	(84)	—	(7)
					—	34

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Advantage International Fund
COMMON STOCKS 94.9%
Japan 23.6%
Advance Residence Investment Corp.	—	9
Advantest Corporation	—	16
AEON Co. Ltd.	1	16
AEON Financial Service Co. Ltd.	2	18
AICA Kogyo Co., Ltd.	—	8
Amada Co. Ltd.	2	15
Asahi Glass Co. Ltd.	1	20
Astellas Pharma Inc.	1	14
Benesse Holdings Inc.	1	25
Bridgestone Corp.	1	40
Calbee,Inc.	1	27
Canon Inc.	4	98
Capcom Co. Ltd.	1	16
Central Japan Railway Co.	—	16
Chubu Electric Power Co. Inc.	1	13
Chugai Pharmaceutical Co. Ltd.	1	93
Citizen Watch Co., Ltd.	4	14
COMSYS Holdings Corporation	1	13
Daicel Corp.	2	11
Dai-ichi Life Holdings, Inc.	8	91
Daikin Industries Ltd.	—	49
Daito Trust Construction Co. Ltd.	—	37
Daiwa House Industry Co. Ltd.	1	20
Denka Company Limited	1	21
Denso Corp.	1	35
Dentsu Inc.	1	10
DIC Corp.	1	26
DIP Corporation	1	8
DMG Mori Co., Ltd.	1	6
East Japan Railway Co. (a)	2	114
Eisai Co. Ltd.	—	22
Electric Power Development Co., Ltd.	1	16
Fanuc Ltd.	—	13
Fast Retailing Co. Ltd.	—	123
Fuji Media Holdings, Inc.	2	16
H2O Retailing Corporation	1	9
Honda Motor Co. Ltd.	3	74
Isetan Mitsukoshi Holdings Ltd. (a)	3	16
Isuzu Motors Ltd.	3	18
IZUMI Co., Ltd.	—	8
Japan Post Bank Co., Ltd. (a)	1	11
Japan Post Holdings Co., Ltd.	3	21
Japan Post Insurance Co., Ltd.	1	12
Japan Tobacco Inc.	3	48
JFE Holdings Inc.	4	26
JXTG Holdings, Inc.	26	90
Kajima Corp.	3	30
Kakaku.com Inc.	1	15
Kaneka Corp.	—	10
Kansai Electric Power Co. Inc.	2	20
Kao Corp.	3	213
KDDI Corp.	6	178
Keyence Corp.	—	129
Kinden Corp.	1	12
Kirin Holdings Co. Ltd.	2	48
Kobe Steel Ltd.	3	8
Komatsu Ltd.	2	31
Konica Minolta Holdings Inc.	8	31
Kose Corp.	—	24
Kyowa Exeo Corp.	1	11
Lintec Corporation	1	11
M3, Inc.	1	15
Maeda Corporation	2	11
Mazda Motor Corp.	1	5
Mitsubishi Estate Co. Ltd.	2	22
Mitsubishi Gas Chemical Co. Inc.	1	15
Mitsubishi Heavy Industries Ltd.	1	30
Mitsubishi Motors Corp.	5	14
Mitsubishi UFJ Financial Group Inc.	32	118
Mitsui Chemicals Inc.	3	62
Mizuho Financial Group Inc.	29	33
MS&AD Insurance Group Holdings, Inc.	3	95
Murata Manufacturing Co. Ltd.	—	15
Nichirei Corporation	1	14
Nihon Kohden Corporation	1	19
Nintendo Co. Ltd.	—	154
Nippon Electric Glass Co. Ltd.	1	16
Nippon Shokubai Co., Ltd.	—	14
Nippon Steel Corporation	2	15
Nissan Motor Co., Ltd.	16	54
Nitori Co. Ltd.	—	27
Nitto Denko Corp.	1	35
NTT Data Corp.	2	17
NTT DoCoMo Inc.	2	72
OJI Holdings Corp.	2	12
ORIX Corp.	1	12
Otsuka Holdings Co., Ltd.	2	70
Pola Orbis Holdings Inc.	7	122
Recruit Holdings Co., Ltd.	4	96
Resona Holdings Inc.	5	14
Santen Pharmaceutical Co. Ltd.	1	10
Sanwa Holdings Corporation	2	14
SCSK Corporation	—	13
Secom Co. Ltd.	1	42
Seino Holdings Corp.	1	11
Seria Co., Ltd.	1	17
Seven & I Holdings Co., Ltd.	3	83
Seven Bank, Ltd.	4	9
Shikoku Electric Power Company, Incorporated	1	10
Shionogi & Co. Ltd.	1	34
Softbank Corp.	1	14
SoftBank Group Corp.	1	50
Sojitz Corp.	7	16
Sompo Holdings, Inc.	—	12
Sony Corp.	1	42
Sumitomo Chemical Co. Ltd.	5	16
Sumitomo Corp.	2	17
Sumitomo Forestry Co. Ltd.	1	11
Sumitomo Mitsui Financial Group Inc.	8	190
Sumitomo Mitsui Trust Holdings Inc.	1	32
Sumitomo Rubber Industries Inc.	2	18
Sundrug Co. Ltd.	1	19
Suntory Beverage & Food Limited	1	34
T&D Holdings Inc.	5	40
Taisei Corp.	1	33
Takashimaya Co. Ltd.	1	9
Takeda Pharmaceutical Co. Ltd.	5	146
TIS Inc.	1	10
Toda Corp.	2	10
Tohoku Electric Power Co. Inc.	1	14
Tokio Marine Holdings Inc.	1	41
Tokyo Electron Ltd.	—	56
TOPCON Corporation	1	9
Toray Industries Inc.	2	7
Toshiba Corp.	—	9
Toyobo Co., Ltd.	—	4
Toyota Boshoku Corporation	1	8
Toyota Motor Corp.	2	132
Toyota Tsusho Corp.	1	14
Trend Micro Inc.	1	49
TS Tech Co.,Ltd.	—	10
TV Asahi Holdings Corp.	1	9
Ube Industries Ltd.	4	66
Yamaguchi Financial Group,Inc.	3	19
Yamaha Motor Co. Ltd.	3	40
Yamato Holdings Co. Ltd.	1	16
Zenkoku Hosho Co., Ltd.	—	13
		4,869
United Kingdom 14.1%
Anglo American PLC	1	15
AstraZeneca PLC	3	227
Auto Trader Group PLC	14	76
Aviva PLC	6	21
Babcock International Group PLC	3	16
Bellway P L C	—	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
boohoo Group PLC (b)	14	33
BP P.L.C.	17	72
British American Tobacco P.L.C.	6	194
Compass Group PLC	5	77
DCC Public Limited Company	1	38
Dechra Pharmaceuticals PLC	1	31
Diageo PLC	7	221
Direct Line Insurance Limited	2	9
Experian PLC	6	175
GlaxoSmithKline PLC	14	273
Greggs PLC	2	38
Halma Public Limited Company	4	98
HomeServe PLC	5	68
Howden Joinery Group PLC	6	36
HSBC Holdings PLC	42	235
Imperial Brands PLC	1	10
J Sainsbury PLC	15	40
JD Sports Fashion Plc	2	10
John Wood Group PLC	3	6
Lloyds Banking Group PLC	15	6
Moneysupermarket.com Group PLC	5	17
Pearson PLC	5	37
Relx PLC	3	56
Rentokil Initial PLC	12	58
Rightmove PLC	10	61
Rio Tinto PLC	1	26
Rotork P.L.C.	6	17
Severn Trent PLC	2	52
Smiths Group PLC	2	25
Spirax-Sarco Engineering PLC	—	14
SSP Group PLC	6	25
Standard Chartered PLC	2	11
Tesco PLC	15	41
Unilever N.V.	2	82
Unilever PLC	3	148
United Utilities Group PLC	2	20
Vodafone Group Public Limited Company	77	107
WH Smith PLC	—	6
WM Morrison Supermarkets P L C	30	67
WPP 2012 Limited	1	6
		2,907
Switzerland 10.0%
Banque Cantonale Vaudoise	—	12
Bucher Industries AG (a)	—	7
Geberit AG	—	30
Logitech International S.A.	1	56
Lonza Group AG	—	58
Nestle SA	7	680
Novartis AG	5	380
Pargesa Holding SA	—	17
PSP Swiss Property AG	—	48
Roche Holding AG	1	418
Sika AG	1	96
Straumann Holding AG	—	86
Sunrise Communications AG - Class N	1	87
Swiss Re AG (a)	—	19
Swisscom AG	—	66
		2,060
France 10.0%
BNP Paribas SA	—	10
Bouygues SA	—	12
Bureau Veritas	1	14
Cie Generale d'Optique Essilor International SA	1	102
Credit Agricole SA	6	44
Dassault Systemes SA	1	155
EDENRED (a)	—	14
Engie	4	37
Hermes International SCA	—	45
Korian S.A.	—	8
Lagardere SCA	1	10
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	—	22
Legrand SA	—	12
L'Oreal SA	1	203
LVMH Moet Hennessy Louis Vuitton SE	1	238
NYSE B.V.	—	12
Orange SA	3	32
Pernod-Ricard SA	1	107
Peugeot SA	1	13
Publicis Groupe SA	1	40
Rexel	14	101
Rubis	—	15
Safran	1	98
Sanofi SA	1	84
Schneider Electric SE (b)	2	208
SCOR	2	40
Sopra Steria Group	—	13
Teleperformance	—	29
Total SA (a)	2	82
Veolia Environnement	2	40
VINCI	2	202
Wendel SA	—	11
		2,053
Germany 8.2%
Adidas AG	1	123
Allianz SE	1	206
Aroundtown SA	4	21
BASF SE	4	185
Bayer AG	1	55
Bayerische Motoren Werke AG	—	10
CANCOM SE	—	15
Carl Zeiss Meditec AG	—	31
CompuGroup Medical SE	1	36
CTS Eventim AG & Co. KGaA	—	6
Deutsche Boerse AG	—	35
Deutsche Pfandbriefbank AG	2	17
Deutsche Post AG	7	179
DWS Group GmbH & Co. KGaA	—	7
GEA Group AG	—	7
LEG Immobilien AG	—	32
Merck KGaA	2	173
MTU Aero Engines AG	—	24
Nemetschek SE	—	19
Rational AG	—	39
Rheinmetall Aktiengesellschaft	—	9
SAP SE	3	294
Siemens AG	1	52
Stroer SE & Co. KGaA	1	27
TAG Immobilien AG	3	64
Talanx Aktiengesellschaft	—	8
Telefonica Deutschland Holding AG	5	13
		1,687
Australia 6.7%
ALS Limited	6	20
Altium Limited	1	12
Ansell Limited	2	35
Aristocrat Leisure Ltd.	10	131
Australia & New Zealand Banking Group Ltd.	4	43
BHP Group PLC	1	23
BHP Group PLC	10	179
Brambles Limited	7	48
Cochlear Ltd.	1	91
Coles Group Limited	1	10
Commonwealth Bank of Australia	2	83
Computershare Ltd.	4	23
CSL Ltd.	1	136
IDP Education Limited (c)	4	30
Macquarie Group Limited	2	123
Magellan Financial Group Ltd	1	25
National Australia Bank Ltd.	3	33
Northern Star Resources Ltd.	2	10
Platinum Investment Management Limited	4	7
REA Group Ltd.	—	18
Rio Tinto Ltd.	1	58
Scentre Group Limited	51	49
Sonic Health Care Ltd.	3	38
Spark Infrastructure Management Limited	25	30
Treasury Wine Estates Limited	5	29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Westpac Banking Corporation	3	27
Woodside Petroleum Ltd.	3	31
Woolworths Group Ltd.	2	40
		1,382
Netherlands 5.0%
Airbus SE	1	62
Akzo Nobel N.V.	1	88
ASM International N.V.	—	33
ASML Holding	1	330
ING Groep N.V.	22	112
Koninklijke Ahold Delhaize N.V.	2	38
NN Group N.V.	3	92
Royal Dutch Shell PLC - Class A	8	138
Royal Dutch Shell PLC - Class B	5	79
Signify N.V.	1	11
Unibail-Rodamco SE	1	54
		1,037
Hong Kong 3.7%
AIA Group Limited	15	132
BOC Hong Kong Holdings Ltd.	15	41
CK Asset Holdings Limited	5	31
CK Hutchison Holdings Limited (a)	18	121
CLP Holdings Ltd.	14	133
Hong Kong Exchanges & Clearing Ltd.	1	42
Hongkong Land Holdings Ltd.	15	57
Hysan Development Co. Ltd.	3	10
Sun Hung Kai Properties Ltd.	1	13
Swire Pacific Ltd. - Class A	17	109
Swire Properties Limited	8	21
Techtronic Industries Company Limited	6	42
Wharf Real Estate Investment Company Limited (a)	2	8
		760
Sweden 2.8%
Aktiebolaget Volvo - Class B	9	112
Assa Abloy AB - Class B	6	104
Axfood Aktiebolag	1	13
Boliden AB	1	10
Castellum AB	1	13
Essity Aktiebolag (publ) - Class B	1	24
Fabege AB	1	11
Investmentaktiebolaget Latour	1	13
Investor AB - Class B	1	47
Kinnevik Media Holding AB	3	51
L E Lundbergforetagen AB - Series B	—	12
Nordea Bank Abp	1	8
Saab AB - Class B	1	11
Swedish Match AB	—	28
Tele2 AB - Class B	3	47
Telefonaktiebolaget LM Ericsson - Class B	4	35
Telia Co. AB	12	43
		582
Spain 2.5%
Acerinox, S.A.	1	9
ACS, Actividades de Construccion y Servicios, S.A. (a)	4	69
Amadeus IT Group SA	1	30
Banco Bilbao Vizcaya Argentaria SA	34	108
Grifols, S.A. - Class A	1	18
Industria de Diseno Textil, S.A.	5	142
Naturgy Energy Group SA (a)	2	29
Repsol SA	2	23
Telefonica SA	18	82
		510
Denmark 2.4%
Chr. Hansen Holding A/S	—	36
Coloplast A/S - Class B	—	49
Genmab A/S (b)	—	23
GN Store Nord A/S	1	52
H Lundbeck A/S	1	40
Novo Nordisk A/S - Class B	3	190
Orsted A/S	1	62
Royal Unibrew A/S	—	22
Tryg A/S	1	21
		495
Italy 1.6%
A2A SpA	13	16
Assicurazioni Generali SpA	5	73
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	17
Enel SpA	4	26
Ferrari N.V.	1	94
Italgas S.p.A.	4	23
Mediobanca SpA	6	35
Terna – Rete Elettrica Nazionale S.p.A.	6	37
		321
Finland 1.0%
Elisa Oyj	—	26
Fortum Oyj	3	40
Nokia Oyj	12	38
UPM-Kymmene Oyj	2	51
Valmet Oy	—	6
Wartsila Oyj	5	40
		201
Belgium 0.9%
Anheuser-Busch InBev	1	31
Galapagos (b)	—	17
Groupe Bruxelles Lambert SA	1	52
Solvay SA (a)	1	91
		191
Norway 0.9%
Aker ASA	2	24
DNB Bank ASA	2	18
Equinor ASA	7	82
Subsea 7 S.A.	4	19
Telenor ASA	3	45
		188
Singapore 0.7%
DBS Group Holdings Ltd.	3	34
Oversea-Chinese Banking Corporation Limited	5	30
Singapore Technologies Engineering Ltd.	8	17
Singapore Telecommunications Limited	14	25
United Overseas Bank Ltd.	3	48
		154
Portugal 0.3%
Energias de Portugal SA	7	28
Galp Energia, SGPS, S.A.	3	29
		57
Israel 0.2%
Bank Hapoalim BM	4	22
Bank Leumi Le-Israel BM	3	15
The First International Bank of Israel Limited	—	10
		47
New Zealand 0.2%
Fisher & Paykel Healthcare Corp.	1	18
Xero Limited (b)	—	17
		35
Luxembourg 0.1%
Grand City Properties S.A.	1	18
Ireland 0.0%
James Hardie Industries Public Limited Company - CDI	—	5
Total Common Stocks (cost $24,130)		19,559
PREFERRED STOCKS 0.4%
Germany 0.4%
Henkel AG & Co. KGaA (d)	—	11
Sartorius AG	—	65
Total Preferred Stocks (cost $64)		76

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 1.4%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	299	299
Total Short Term Investments (cost $299)		299
Total Investments 96.7% (cost $24,493)		19,934
Other Assets and Liabilities, Net 3.3%		678
Total Net Assets 100.0%		20,612

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Convertible security.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/BlackRock Advantage International Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	14	June 2020	EUR	351	5	36
FTSE 100 Index	2	June 2020	GBP	106	2	8
Nikkei 225 Index	3	June 2020	JPY	27,258	(6)	6
S&P/ASX 200 Index	1	June 2020	AUD	133	(1)	(3)
					—	47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Allocation Fund
COMMON STOCKS 54.6%
Information Technology 11.2%
AAC Technologies Holdings Inc. (a)	147	753
Adobe Inc. (b)	20	6,327
Adyen B.V. (b)	3	2,209
Apple Inc. (c)	172	43,847
Applied Materials, Inc.	134	6,122
ASML Holding	55	14,651
Asustek Computer Inc.	10	68
Autodesk, Inc. (b)	88	13,662
Bicycle Club Joint Venture, L.P.	78	443
Cadence Design Systems Inc. (b)	21	1,364
Canon Inc.	1	11
CGI Inc. (b)	1	49
Cisco Systems, Inc.	34	1,339
Constellation Software Inc.	—	96
CrowdStrike Holdings, Inc. - Class A (a) (b)	22	1,238
Daum Communications Corp.	8	1,005
Dell Technology Inc. - Class C (b)	2	87
FleetCor Technologies Inc. (b)	66	12,367
Fortinet, Inc. (b)	16	1,589
FUJIFILM Holdings Corp.	1	35
Fujitsu Ltd.	—	36
Global Payments Inc.	66	9,589
Glodon Company Limited	127	763
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	357	1,390
Hewlett Packard Enterprise Company	12	115
Hitachi Ltd.	2	67
Hon Hai Precision Industry Co. Ltd.	343	789
HP Inc.	3	50
Hundsun Technologies Inc. - Class A	72	894
Infineon Technologies AG	348	4,996
Infosys Ltd.	4	31
Inspur Electronic Information Industry Co., Ltd.	92	493
Intel Corporation	2	119
Intuit Inc.	12	2,772
Keyence Corp.	4	1,352
Kingdee International Software Group Co. Ltd.	1,510	2,003
Lam Research Corp. (a)	—	84
Lenovo Group Ltd.	1,044	557
Lookout, Inc. (b) (d) (e)	21	98
Marvell Technology Group Ltd (a)	76	1,722
MasterCard Incorporated - Class A (c)	92	22,318
MediaTek Inc.	8	87
Microchip Technology Incorporated (a)	25	1,675
Micron Technology, Inc. (b)	85	3,589
Microsoft Corporation	360	56,715
Motorola Solutions Inc.	19	2,492
Murata Manufacturing Co. Ltd.	139	7,078
NCSoft Corp.	2	1,256
NEC Corp.	4	156
NetEase, Inc. - ADR	3	964
Nintendo Co. Ltd.	—	39
Nokia Oyj	20	64
NortonLifelock Inc.	51	956
NTT Data Corp.	3	27
NVIDIA Corporation	43	11,292
NXP Semiconductors N.V.	71	5,856
Okta, Inc. - Class A (b)	10	1,270
Omron Corp.	1	31
Oracle Corporation	112	5,435
Palo Alto Networks, Inc. (b)	10	1,616
Paypal Holdings, Inc. (b)	40	3,816
Proofpoint, Inc. (b)	8	770
PTC Inc. (b)	15	935
Qualcomm Incorporated	2	103
Salesforce.Com, Inc. (b)	147	21,207
SAP SE	—	35
ServiceNow, Inc. (b)	24	6,978
Shenzhen Goodix Technology Co., Ltd.	—	15
Silergy Corp.	18	586
Splunk Inc. (b)	14	1,823
Square, Inc. - Class A (b)	—	10
Taiwan Semiconductor Manufacturing Co. Ltd.	2,335	21,141
Telefonaktiebolaget LM Ericsson - Class B	8	65
Texas Instruments Incorporated	—	43
Thomson Reuters Corporation	1	88
Tokyo Electron Ltd.	—	19
United Microelectronics Corp.	118	53
Visa Inc. - Class A	11	1,813
VMware Inc. - Class A (a) (b)	101	12,200
Western Digital Corporation	2	70
Wipro Ltd.	24	62
Wirecard AG	—	29
Workday, Inc. - Class A (b)	—	55
Xilinx, Inc.	51	3,948
Yageo Corp.	71	632
Zscaler, Inc. (a) (b)	16	972
		335,566
Health Care 9.7%
Abbott Laboratories (c)	195	15,362
AbbVie Inc.	—	23
Agilent Technologies, Inc.	143	10,261
Aier Eye Hospital Group Co., Ltd	243	1,342
Alcon AG (b)	13	682
Alexion Pharmaceuticals, Inc. (b)	7	658
Alibaba Health Information Technology Limited (b)	424	704
Amgen Inc.	—	55
Amoy Diagnostics Co., Ltd.	58	550
Anthem, Inc. (c)	71	16,026
Apellis Pharmaceuticals, Inc. (b)	20	542
Aspen Pharmacare Holdings (b)	5	25
Astellas Pharma Inc.	784	12,133
AstraZeneca PLC	72	6,479
Asymchem Laboratories (Tianjin) Co., Ltd.	42	1,007
Autobio Diagnostics Co., Ltd.	45	742
Baxter International Inc.	16	1,275
Becton, Dickinson and Company (c)	53	12,125
BioMarin Pharmaceutical Inc. (b)	10	819
Bristol-Myers Squibb Company	210	11,683
Cerner Corp.	2	125
China Resources Pharmaceutical Group Limited	94	56
Cie Generale d'Optique Essilor International SA	46	4,925
Coloplast A/S - Class B	—	29
CVS Health Corporation	1	30
DexCom Inc. (b)	2	505
Edwards Lifesciences Corporation (a) (b)	16	2,983
Eli Lilly & Co. (c)	1	136
Gilead Sciences, Inc. (c)	174	13,003
GlaxoSmithKline PLC	7	135
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	1	5
Guardant Health, Inc. (b)	20	1,390
Hangzhou Tigermed Consulting Co., Ltd	76	683
Hansoh Pharmaceutical Group Company Limited (b)	6	20
HCA Healthcare, Inc. (c)	108	9,689
Hoya Corp.	108	9,198
Huadong Medicine Co.,Ltd - Class A	1	3
Illumina, Inc. (a) (b)	2	489
Incyte Corporation (b)	1	74
Insulet Corporation (b)	3	429
Intuitive Surgical, Inc. (b)	7	3,489
IQVIA Inc. (b)	—	40
Jiangsu Hengrui Medicine Co., Ltd. - Class A	39	510
Johnson & Johnson (a)	161	21,059
Medtronic Public Limited Company	14	1,231
Merck & Co., Inc.	234	17,984
Merck KGaA	—	9
Nevro Corp. (a) (b)	4	395
NMC Health PLC (f)	162	198
Novartis AG	2	128
Olympus Corp.	2	33
Otsuka Holdings Co., Ltd.	3	121
Pfizer Inc.	429	14,008
PTC Therapeutics, Inc. (b)	7	294
Regeneron Pharmaceuticals, Inc. (b)	1	384

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
ResMed Inc.	8	1,118
Roche Holding AG (c)	69	22,427
Sanofi SA (c)	176	15,361
Sarepta Therapeutics, Inc. (b)	6	594
Seattle Genetics Inc. (b)	5	537
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	25	931
Shionogi & Co. Ltd.	—	15
Stryker Corporation	7	1,187
Thermo Fisher Scientific Inc. (a)	49	14,032
UCB SA	—	18
UnitedHealth Group Incorporated (c)	114	28,381
Venus Medtech (Hangzhou) Inc. (b)	122	716
Vertex Pharmaceuticals Incorporated (b)	27	6,518
WuXi AppTec Co., Ltd.	55	703
Wuxi Biologics Cayman Inc (b)	77	1,002
Zoetis Inc. - Class A	6	757
		290,580
Consumer Discretionary 7.2%
Adidas AG	—	8
Alibaba Group Holding Limited (b) (e)	77	1,800
Alibaba Group Holding Limited - ADS (b)	80	15,640
Amazon.com, Inc. (a) (b) (c) (g)	26	50,291
ANTA Sports Products Limited	138	1,007
Aptiv PLC	86	4,257
AutoZone, Inc. (b)	—	54
Booking Holdings Inc. (b)	—	126
Brilliance China Automotive Holdings Ltd.	528	436
China East Education Holdings Limited (b)	32	51
China International Travel Service Company, Limited	74	706
Chipotle Mexican Grill Inc. (b)	3	2,061
Compass Group PLC	2	30
D.R. Horton, Inc. (c)	358	12,177
Dentsu Inc.	1	13
Dollar Tree Inc. (a) (b)	6	453
eBay Inc.	5	148
Expedia Group, Inc.	3	144
Fiat Chrysler Automobiles N.V.	11	79
Ford Motor Company	5	24
Great Wall Motor Company Limited	367	458
Gree Electric Appliances, Inc. of Zhuhai - Class A	88	644
Guangzhou Automobile Group Co., Ltd. - Class A	267	397
Guangzhou Automobile Group Co., Ltd. - Class H	612	609
Haidilao International Holding Ltd. (a)	157	609
Haier Smart Home Co., Ltd - Class A	306	623
Hangzhou Robam Appliances Co., Ltd. - Class A	168	669
Hennes & Mauritz AB - Class B	10	127
Hero Motocorp Ltd.	12	263
Huazhu Group Limited - ADS	35	1,019
Hyundai Mobis	1	78
Jawbone Inc. (b) (d) (e)	98	—
JD.com, Inc. - Class A - ADR (b)	2	98
Kia Motors Corp.	3	64
Las Vegas Sands Corp.	8	344
Lennar Corporation - Class A (c)	271	10,348
LG Electronics Inc.	3	127
Li Ning Company Limited	214	620
Lowe`s Companies, Inc. (c)	156	13,408
McDonald's Corporation	117	19,379
Multichoice Group (b)	9	44
New Oriental Education & Technology Group - ADR (a) (b)	6	658
Nissan Motor Co., Ltd.	34	112
Peloton Interactive, Inc. (a) (b)	108	2,869
Rai Way S.P.A.	619	3,346
Rakuten Inc.	1	5
Renault SA	1	19
Sekisui House Ltd.	3	54
Sodexo SA (a)	8	523
Starbucks Corporation	326	21,457
Subaru Corp. NPV	272	5,212
Suzuki Motor Corp.	219	5,229
Target Corporation	64	5,945
The Berkeley Group Holdings PLC	30	1,321
The Home Depot, Inc. (c)	74	13,851
TJX Cos. Inc.	256	12,260
Trip.Com Group Limited - ADR (b)	54	1,269
Vipshop (China) Co., Ltd. - ADR (b)	5	82
Wynn Resorts Ltd. (a)	10	608
Yum China Holdings, Inc.	31	1,325
Yum! Brands, Inc.	1	92
		215,670
Communication Services 6.3%
Advanced Info Service PLC.	160	969
Alphabet Inc. - Class C (a) (b)	38	44,126
America Movil SAB de CV - Class L (a)	24	14
AT&T Inc.	2	53
Cellnex Telecom, S.A.	163	7,414
Charter Communications, Inc. - Class A (b) (g)	58	25,484
China Mobile Ltd.	22	161
China Telecom Corp. Ltd. - Class H	390	118
China Unicom Hong Kong Ltd.	178	103
China United Network Communications Corporation Limited	35	26
Chunghwa Telecom Co. Ltd.	248	880
Comcast Corporation - Class A (c) (g)	716	24,614
Electronic Arts Inc. (b)	1	50
Facebook, Inc. - Class A (b)	101	16,875
HKT Trust	512	695
HUYA Inc. - Class A - ADR (b)	1	13
Intouch Holdings Public Company Limited	531	804
KDDI Corp.	62	1,829
LG Uplus Corp.	3	30
Liberty Broadband Corp. - Class C (b)	3	295
Liberty Global PLC - Class A (b)	1	11
Liberty Global PLC - Class C (a) (b)	2	35
Liberty SiriusXM Group - Class A (b)	69	2,186
Liberty SiriusXM Group - Class C (b)	116	3,655
Meituan Dianping (b)	117	1,401
Momo Inc. - ADR	3	66
MTN Group Ltd. (a)	20	54
Nippon Telegraph & Telephone Corp.	65	1,551
Omnicom Group Inc.	11	581
Singapore Telecommunications Limited	378	673
SK Telecom Co. Ltd.	1	86
Telefonica SA	7	30
Tencent Holdings Limited	369	18,187
Tencent Music Entertainment Group - Class A - ADR (b)	1	11
Uber Technologies, Inc. (a) (b)	325	9,075
Verizon Communications Inc.	29	1,552
Vivendi SA	1	21
Vodafone Group Public Limited Company	14,299	19,876
Walt Disney Co.	58	5,583
Zee Entertainment Enterprises Ltd.	249	406
Zillow Group, Inc. - Class C (a) (b)	19	670
		190,263
Financials 5.3%
AIA Group Limited	1,660	14,956
American International Group, Inc.	—	10
Ameriprise Financial, Inc.	—	29
Aon PLC - Class A	1	129
B3 S.A. - Brasil, Bolsa, Balcao	8	53
Banco BTG Pactual S.A.	3	18
Banco do Brasil SA	6	30
Banco Santander (Brasil) S.A.	7	36
Bank of America Corporation	934	19,825
Bank of Montreal	—	9
Berkshire Hathaway Inc. - Class B (b)	19	3,542
BNP Paribas SA	68	2,047
Cathay Financial Holding Co. Ltd.	496	579
China Merchants Bank Co., Ltd. - Class H	141	635
Chubb Limited	52	5,758
Citigroup Inc.	179	7,547
CME Group Inc.	—	43
CNP Assurances SA	2	17
DBS Group Holdings Ltd.	55	713
Deutsche Boerse AG	—	47

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Discover Financial Services	—	13
Erste Group Bank AG	62	1,157
Fairfax Financial Holdings Ltd.	—	25
Franklin Resources Inc. (a)	4	65
Fubon Financial Holding Co. Ltd.	530	658
Guotai Junan Securities Co., Ltd. - Class H	11	16
Haitong Securities Co., Ltd. - Class H	29	26
Hana Financial Group Inc.	1	26
HDFC Asset Management Company Limited	—	12
HSBC Holdings PLC	328	1,844
Industrial and Commercial Bank of China Limited - Class H	946	648
ING Groep N.V.	1,175	6,113
Intercontinental Exchange, Inc.	1	65
Intesa Sanpaolo SpA	867	1,427
JPMorgan Chase & Co.	225	20,241
KB Financial Group Inc.	1	36
KBC Groep NV	45	2,072
Marsh & McLennan Companies, Inc.	164	14,167
Moody's Corp.	—	48
Morgan Stanley	428	14,567
Old Mutual Public Limited Company	16	10
PICC Property & Casualty Co. Ltd. - Class H	60	58
Ping An Insurance (Group) Co of China Ltd - Class A	50	483
PT. Bank Central Asia Tbk	561	948
Riyad Bank	3	13
Shinhan Financial Group Co. Ltd.	5	128
Societe Generale SA	104	1,737
Sompo Holdings, Inc.	1	22
Synchrony Financial	2	25
The Bank of New York Mellon Corporation	1	48
The Charles Schwab Corporation	158	5,297
The Hartford Financial Services Group, Inc.	37	1,308
The Travelers Companies, Inc.	13	1,294
Truist Financial Corporation	206	6,366
U.S. Bancorp	48	1,670
UniCredit S.p.A.	1,999	15,598
United Overseas Bank Ltd.	129	1,748
Venustech Group Inc.	134	698
Wells Fargo & Company	39	1,105
Willis Towers Watson Public Limited Company	1	131
Wuhan Raycus Fiber Laser Technologies Co., Ltd	73	797
		158,733
Industrials 5.0%
A P Moller - Maersk A/S - Class A	—	53
Asahi Glass Co. Ltd.	3	76
Assa Abloy AB - Class B	1	27
Azul S.A. - ADR (a) (b)	350	3,566
Beijing Capital International Airport Co. Ltd. - Class H	76	48
Beijing Enterprises Holdings Ltd.	20	71
Brambles Limited	6	38
C.H. Robinson Worldwide, Inc. (a)	20	1,292
Cie de Saint-Gobain	52	1,255
Cintas Corp.	—	53
ComfortDelgro Corp. Ltd.	542	575
Country Garden Services Holdings Company Limited	13	54
Cummins Inc.	—	27
Delta Air Lines Inc.	1	33
Deutsche Post AG	6	156
East Japan Railway Co.	107	8,107
Eaton Corporation Public Limited Company	—	27
Eiffage	13	909
Emerson Electric Co.	318	15,161
Experian PLC	1	22
FedEx Corporation	—	17
Ferguson PLC	17	1,035
Fortive Corporation	94	5,212
Fortune Brands Home & Security, Inc.	18	794
Fosun International Limited	70	80
General Electric Company	3	27
Guangzhou Baiyun International Airport Xianglong Restaurant	379	667
Han's Laser Technology Industry Group Co., Ltd. - Class A	148	583
Japan Airlines Co., Ltd	346	6,288
Jardine Matheson Holdings Ltd.	26	1,298
Knorr - Bremse Aktiengesellschaft	57	5,095
Koninklijke Philips N.V.	404	16,259
L3Harris Technologies, Inc.	29	5,290
Larsen and Toubro Limited	50	529
Maeda Road Construction Co. Ltd.	12	229
Masco Corporation (a)	46	1,586
Mitsubishi Heavy Industries Ltd.	6	148
Okumura Corp.	14	290
Raytheon Company	154	20,175
Recruit Holdings Co., Ltd.	—	5
Relx PLC	5	107
Republic Services Inc.	—	12
Rolls-Royce Holdings plc (b)	10	42
Safran	134	11,731
Schneider Electric SE (b)	1	77
SGS SA (a)	—	33
Shanghai International Airport Co.Ltd.	82	701
Shenzhen Inovance technology Co., Ltd.	254	922
Siemens AG	272	23,139
Stanley Black & Decker Inc.	1	93
Toshiba Corp.	1	17
Union Pacific Corporation	104	14,602
United Airlines Holdings, Inc. (b)	62	1,949
United Parcel Service Inc. - Class B	1	81
Weichai Power Co., Ltd. - Class H	13	21
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	22	66
		150,750
Consumer Staples 3.8%
Ajinomoto Co. Inc.	652	12,084
Amorepacific Corp.	1	27
Amorepacific Corporation	—	16
BIM Birlesik Magazalar A.S.	2	18
Carrefour SA	1	21
China Mengniu Dairy Company Limited	133	459
Coca-Cola European Partners PLC	2	76
Colgate-Palmolive Co.	85	5,628
Compania Cervecerias Unidas S.A. - ADR	27	355
Costco Wholesale Corporation	26	7,550
Dali Foods Group Company Limited	92	64
Danone	297	19,075
Familymart Co., Ltd.	4	64
Fomento Economico Mexicano SAB de CV (a)	3	21
Foshan Haitian Flavoring & Food Co., Ltd - Class A	37	657
George Weston Ltd.	—	8
Grupo Bimbo SAB de CV - Class A (a)	18	27
Guangdong Marubi Biotechnology Co., Ltd. (b)	62	602
Hengan International Group Co. Ltd.	90	668
Henkel AG & Co. KGaA	1	65
Hershey Co.	—	8
Hindustan Unilever Ltd.	76	2,322
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	140	591
JBS S/A	117	457
Jeronimo Martins, SGPS, S.A.	57	1,025
Koninklijke Ahold Delhaize N.V.	5	116
Kweichow Moutai Co., Ltd. - Class A	8	1,256
Mondelez International, Inc. - Class A	29	1,450
Monster Beverage 1990 Corporation (b)	—	13
Nestle SA	132	13,516
PepsiCo, Inc.	16	1,960
Philip Morris International Inc.	9	634
Procter & Gamble Co.	2	245
Seven & I Holdings Co., Ltd.	2	57
Shanghai Jahwa United Co., Ltd.	133	469
Sysco Corp.	—	13
Thai Beverage Public Company Limited	706	299
The Coca-Cola Company	—	15
The Kroger Co.	3	76
The Simply Good Foods Company (b)	48	927
Tingyi Cayman Islands Holding Corp.	8	13
Tsingtao Brewery Co.,Ltd. - Class H	4	20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Unilever N.V.	246	12,126
Unilever PLC	137	6,921
Uni-President Enterprises Corp.	414	899
Walgreens Boots Alliance, Inc.	1	57
Walmart Inc. (c)	161	18,263
Want Want China Holdings Limited	1,108	803
Wesfarmers Ltd.	1	22
WH Group Limited	623	582
Wilmar International Limited	17	38
Yifeng Pharmacy Chain Co., Ltd.	61	791
YiHai International Holdings Limited	103	780
		114,249
Materials 2.2%
Air Products and Chemicals, Inc. (g)	96	19,234
Anglo American Platinum Ltd.	1	22
AngloGold Ashanti Ltd.	—	6
Anhui Conch Cement Company Limited - Class A	1	5
Anhui Conch Cement Company Limited - Class H	11	76
Asian Paints Limited	40	890
Barrick Gold Corp.	94	1,725
BHP Group PLC	1	17
BHP Group PLC	4	76
China National Building Material Co., Ltd. - Class H	18	20
China Resources Cement Holdings Limited	56	67
Corteva, Inc.	1	18
DuPont de Nemours, Inc.	3	98
Evonik Industries AG	1	20
First Quantum Minerals Ltd (a)	205	1,049
Formosa Chemicals & Fibre Corp.	239	529
Formosa Plastics Corp.	230	570
Freeport-McMoRan Inc. - Class B	147	994
HeidelbergCement AG	1	37
International Flavors & Fragrances Inc. (a)	93	9,530
Jiangxi Copper Company Limited - Class H	19	18
Kumba Iron Ore Ltd	3	55
LafargeHolcim Ltd.	2	78
LG Chem Ltd.	4	920
Nan Ya Plastics Corp.	289	523
Newcrest Mining Ltd.	65	918
Newmont Corporation	48	2,193
Nutrien Ltd. (a)	1	33
POSCO	5	599
PPG Industries, Inc.	173	14,424
Quintis Limited (b) (d) (e)	3,771	370
Sesa Sterlite Ltd.	69	60
Shin-Etsu Chemical Co. Ltd.	98	9,672
Siam Cement PCL	34	331
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	130	32
Toagosei Co. Ltd.	42	365
Wheaton Precious Metals Corp. (a)	67	1,847
		67,421
Utilities 1.5%
AGL Energy Limited	11	117
Centrais Eletricas Brasileiras SA	3	14
China Longyuan Power Group Corporation Limited - Class H	54	30
China Resources Power Holdings Co. Ltd.	64	70
CK Infrastructure Holdings Limited	120	663
CLP Holdings Ltd.	85	780
Electricite de France	5	37
Endesa SA	2	50
Enel SpA	2,665	18,580
Engie	1	5
ENGIE Brasil Energia S.A.	4	28
Exelon Corporation	28	1,047
Fortum Oyj	4	53
Huadian Power International Corp. Ltd. - Class H	46	14
Naturgy Energy Group SA (a)	—	7
NextEra Energy, Inc.	90	21,642
Power Assets Holdings Ltd.	1	6
Snam Rete Gas SpA	208	965
Vistra Energy Corp.	76	1,213
		45,321
Energy 1.3%
BP P.L.C.	6	24
Chevron Corporation	—	25
China Oilfield Services Ltd. - Class H	250	193
CNOOC Limited	117	125
Enbridge Inc.	407	11,831
Exxon Mobil Corporation	25	964
Fieldwood Energy Inc. (b)	4	4
Fieldwood Energy Inc. (b)	15	15
Formosa Petrochemical Corp.	130	350
Hess Corporation (c)	12	396
Kunlun Energy Co. Ltd.	80	47
Marathon Petroleum Corporation (c)	46	1,075
Neste Oyj	197	6,675
ONEOK, Inc.	2	46
Petrobras Distribuidora S/A.	20	60
Petroleo Brasileiro SA	15	41
Petronet LNG Limited	113	297
Pioneer Natural Resources Co.	31	2,182
Polski Koncern Naftowy Orlen S.A.	3	36
Reliance Industries Ltd.	729	10,771
Repsol SA	4	39
Royal Dutch Shell PLC - Class A	1	14
Schlumberger Ltd.	18	240
The Williams Companies, Inc.	187	2,641
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	25	286
		38,377
Real Estate 1.1%
Agile Group Holdings Limited	26	28
American Tower Corporation	10	2,075
AvalonBay Communities, Inc. (a)	—	26
CapitaLand Ltd.	3,514	7,027
China Overseas Land & Investment Ltd.	400	1,238
Crown Castle International Corp.	—	35
Goodman Funding Pty Ltd	6	47
Hang Lung Properties Ltd.	563	1,145
Hysan Development Co. Ltd.	141	458
Mitsubishi Estate Co. Ltd.	106	1,562
ProLogis Inc.	77	6,216
Public Storage	—	65
Sun Hung Kai Properties Ltd.	693	9,108
Unibail-Rodamco SE	—	11
Vonovia SE	32	1,557
Weyerhaeuser Company	84	1,425
		32,023
Total Common Stocks (cost $1,754,321)		1,638,953
GOVERNMENT AND AGENCY OBLIGATIONS 17.8%
Sovereign 6.4%
Bundesrepublik Deutschland
0.00%, 08/15/50, EUR (h)	7,898	8,627
Cabinet Office, Government of Japan
0.40%, 09/20/49, JPY	1,274,650	11,751
Canada, Government of
0.75%, 03/01/21, CAD	7,463	5,313
1.50%, 09/01/24, CAD	54,841	40,441
Commonwealth of Australia
3.00%, 03/21/47, AUD (e)	9,502	7,577
Estado Espanol
0.60%, 10/31/29, EUR	21,025	23,116
Presidencia De La Nacion
3.38%, 01/15/23, EUR (e)	1,780	490
6.88%, 01/26/27	5,404	1,486
5.88%, 01/11/28	5,304	1,346
5.25%, 01/15/28, EUR (i)	417	110
7.82%, 12/31/33, EUR (e) (j)	1,997	704
Republique Francaise Presidence
0.00%, 11/25/29, EUR (e) (h)	48,311	53,328
Segretariato Generale Della Presidenza Della Repubblica
1.35%, 04/01/30, EUR	22,167	24,050
3.85%, 09/01/49, EUR (e)	10,011	14,301
		192,640

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Inflation Indexed Securities 5.6%
Treasury, United States Department of
0.63%, 04/15/23 (k)	14,883	14,985
0.50%, 04/15/24 (k)	128,310	130,094
0.13%, 10/15/24 - 01/15/30 (k)	22,120	22,478
		167,557
U.S. Treasury Note 2.9%
Treasury, United States Department of
1.75%, 11/15/29 (g)	79,364	87,226
Mortgage-Backed Securities 1.7%
Federal National Mortgage Association, Inc.
TBA, 4.00%, 04/15/48 (l)	47,877	51,106
U.S. Treasury Bond 1.2%
Treasury, United States Department of
2.38%, 11/15/49 (g)	28,870	35,979
Total Government And Agency Obligations (cost $531,269)		534,508
CORPORATE BONDS AND NOTES 5.5%
Financials 2.2%
American Express Company
4.03%, (callable at 100 beginning 06/15/20) (a) (m)	1,481	1,251
Bank of America Corporation
4.13%, 01/22/24	2,868	3,049
4.00%, 01/22/25	1,191	1,254
Citigroup Inc.
5.95%, (callable at 100 beginning 08/15/20) (m)	2,045	1,811
3.35%, 04/24/25	1,605	1,649
4.41%, 03/31/31	1,391	1,528
Colfax Corporation
6.00%, 02/15/24 (i)	51	49
HSBC Holdings PLC
6.38%, (callable at 100 beginning 09/17/24) (a) (m) (n)	4,366	4,082
3.26%, 03/13/23 (o)	1,064	1,065
4.95%, 03/31/30 (n)	514	567
ING Groep N.V.
6.00%, (callable at 100 beginning 04/16/20) (m) (n)	1,040	1,035
4.10%, 10/02/23 (n)	3,239	3,319
JPMorgan Chase & Co.
4.02%, 12/05/24	2,994	3,162
Level 3 Financing, Inc.
5.13%, 05/01/23	57	57
5.25%, 03/15/26	65	66
Lloyds Bank PLC
13.00%, (callable at 100 beginning 01/22/29), GBP (e) (m)	2,288	4,889
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	281	315
Mitsubishi UFJ Financial Group Inc
3.78%, 03/02/25	939	991
Morgan Stanley
5.44%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 07/15/20) (m) (o)	1,682	1,478
3.88%, 04/29/24	1,813	1,902
3.62%, 04/01/31	3,895	4,054
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (i)	55	51
Prudential Financial, Inc.
5.88%, 09/15/42 (o)	1,282	1,253
5.63%, 06/15/43 (o)	851	799
Quicken Loans Inc.
5.75%, 05/01/25 (i)	103	102
5.25%, 01/15/28 (i)	83	81
State Street Corporation
2.90%, 03/30/26 (i)	420	423
The Goldman Sachs Group, Inc.
5.38%, (callable at 100 beginning 05/10/20) (m)	2,384	2,128
2.91%, 06/05/23	2,245	2,251
3.63%, 02/20/24 (a)	2,617	2,708
3.50%, 04/01/25	5,650	5,733
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (i)	1,405	1,483
USB Capital IX
3.50%, (3M USD LIBOR + 1.02%), (callable at 100 beginning 05/11/20) (m) (o)	594	458
Wells Fargo & Company
3.07%, 01/24/23	448	455
3.75%, 01/24/24	1,438	1,517
5.01%, 04/04/51	1,411	1,790
Wells Fargo Bank, National Association
2.08%, 09/09/22	5,965	5,934
		64,739
Health Care 0.7%
Allergan Funding SCS
3.45%, 03/15/22	2,331	2,324
Avantor, Inc.
6.00%, 10/01/24 (a) (i)	128	134
Bausch Health Companies Inc.
5.50%, 11/01/25 (i)	113	114
5.75%, 08/15/27 (i)	34	35
Becton, Dickinson and Company
3.13%, 11/08/21	2,160	2,161
2.89%, 06/06/22	2,509	2,495
Bio City Development Company B.V.
0.00%, 07/06/18 (b) (d) (i) (n) (p)	600	80
Centene Corporation
4.75%, 01/15/25	1,280	1,296
5.25%, 04/01/25 (i)	93	94
5.38%, 08/15/26 (i)	63	64
4.25%, 12/15/27 (i)	208	210
Centene Escrow I Corporation
5.38%, 06/01/26 (i)	1,437	1,480
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (i)	43	44
Cigna Holding Company
3.40%, 09/17/21	3,045	3,094
3.75%, 07/15/23	1,723	1,777
CVS Health Corporation
3.63%, 04/01/27	510	522
3.75%, 04/01/30	1,020	1,055
DaVita Inc.
5.00%, 05/01/25	122	122
Elanco Animal Health
4.66%, 08/27/21 (a) (q)	41	41
5.02%, 08/28/23 (q)	64	66
Forest Laboratories, LLC
5.00%, 12/15/21 (i)	1,235	1,263
HCA Inc.
3.50%, 09/01/30 (a)	3,138	2,857
Molina Healthcare, Inc.
5.38%, 11/15/22 (r)	60	60
Pfizer Inc.
2.63%, 04/01/30	595	623
Teleflex Incorporated
4.63%, 11/15/27	42	42
Tenet Healthcare Corporation
4.63%, 07/15/24	152	145
4.63%, 09/01/24 (i)	50	48
5.13%, 05/01/25 (a)	115	110
4.88%, 01/01/26 (i)	172	164
6.25%, 02/01/27 (a) (i)	128	125
		22,645
Information Technology 0.6%
Broadcom Inc.
3.13%, 04/15/21 (i)	3,769	3,723
MasterCard Incorporated
3.30%, 03/26/27	330	359
NVIDIA Corporation
2.85%, 04/01/30	525	544
3.50%, 04/01/50	750	814
Oracle Corporation
2.50%, 04/01/25	3,070	3,134
2.80%, 04/01/27	2,996	3,054
2.95%, 04/01/30	2,996	3,014
3.60%, 04/01/40	2,996	2,990

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Paypal Holdings, Inc.
2.65%, 10/01/26	85	83
		17,715
Communication Services 0.5%
AMC Networks, Inc.
5.00%, 04/01/24	82	80
4.75%, 08/01/25	65	63
Comcast Corporation
3.70%, 04/15/24	4,739	5,068
3.10%, 04/01/25	365	387
CSC Holdings, LLC
5.50%, 05/15/26 (i)	629	650
Hughes Satellite Systems Corporation
7.63%, 06/15/21	379	386
iHeartCommunications, Inc.
6.38%, 05/01/26	2,093	1,995
8.38%, 05/01/27 (a)	740	634
5.25%, 08/15/27 (i)	63	55
Lamar Media Corp.
5.75%, 02/01/26 (a)	56	58
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (i) (m)	1,730	1,739
Netflix, Inc.
5.50%, 02/15/22	60	62
Sirius XM Radio Inc.
3.88%, 08/01/22 (a) (i)	82	82
4.63%, 07/15/24 (i)	124	126
5.38%, 04/15/25 - 07/15/26 (i)	167	169
5.00%, 08/01/27 (i)	127	129
5.50%, 07/01/29 (i)	107	109
Verizon Communications Inc.
3.50%, 11/01/24	2,496	2,648
		14,440
Industrials 0.3%
Clean Harbors, Inc.
4.88%, 07/15/27 (i)	45	44
Deere & Company
2.75%, 04/15/25	725	740
Ellaktor Value PLC
6.38%, 12/15/24, EUR (i)	2,425	1,805
General Dynamics Corporation
3.25%, 04/01/25	340	359
H&E Equipment Services, Inc.
5.63%, 09/01/25	80	75
Masonite International Corporation
5.38%, 02/01/28 (i)	43	42
Standard Industries Inc.
5.00%, 02/15/27 (i)	42	38
Summit Materials, LLC
6.13%, 07/15/23	52	52
Terex Corporation
5.63%, 02/01/25 (i)	50	47
TransDigm Inc.
6.25%, 03/15/26 (a) (i)	6,075	6,046
United Rentals (North America), Inc.
4.63%, 10/15/25	61	58
5.88%, 09/15/26	86	87
6.50%, 12/15/26	95	97
5.50%, 05/15/27	86	85
4.88%, 01/15/28	138	135
XPO Logistics, Inc.
6.13%, 09/01/23 (i)	45	44
6.75%, 08/15/24 (i)	88	86
		9,840
Energy 0.3%
Buckeye Partners, L.P.
4.35%, 10/15/24	200	168
4.13%, 03/01/25 (i)	950	800
Cheniere Energy Partners, L.P.
5.25%, 10/01/25 (a)	124	114
5.63%, 10/01/26	93	86
CrownRock, L.P.
5.63%, 10/15/25 (a) (i)	96	48
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (i)	41	28
5.75%, 01/30/28 (i)	84	57
Energy Transfer LP
4.05%, 03/15/25	688	607
Enterprise Products Operating LLC
3.35%, 03/15/23	2,087	2,048
3.90%, 02/15/24	519	527
Oneok Partners, L.P.
4.90%, 03/15/25	1,583	1,375
ONEOK, Inc.
2.75%, 09/01/24	929	786
Parsley Energy, LLC
5.38%, 01/15/25 (a) (i)	488	378
5.25%, 08/15/25 (a) (i)	1,062	807
5.63%, 10/15/27 (i)	59	42
Sunoco LP
4.88%, 01/15/23	81	78
5.50%, 02/15/26	66	57
6.00%, 04/15/27	50	43
Targa Resource Corporation
6.75%, 03/15/24	49	44
5.13%, 02/01/25	42	36
5.88%, 04/15/26	85	71
5.38%, 02/01/27	42	35
6.50%, 07/15/27	68	58
6.88%, 01/15/29	69	56
The Williams Companies, Inc.
3.70%, 01/15/23	1,289	1,186
WPX Energy, Inc.
5.75%, 06/01/26 (a)	42	24
		9,559
Materials 0.3%
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (i)	62	62
5.13%, 03/15/23 (i)	42	42
5.13%, 05/15/24 (a) (i)	64	64
Quintis Ltd
7.50%, 10/01/26 (a) (d) (j)	427	427
0.00%, 10/01/28 (a) (d) (j)	7,316	7,316
U.S. Concrete, Inc.
6.38%, 06/01/24	50	45
		7,956
Consumer Discretionary 0.3%
Aramark Services, Inc.
4.75%, 06/01/26 (a)	41	39
5.00%, 02/01/28 (i)	97	91
Brookfield Residential Properties Inc.
6.25%, 09/15/27 (a) (i)	52	45
Cedar Fair, L.P.
5.38%, 04/15/27	43	37
5.25%, 07/15/29 (a) (i)	42	36
Churchill Downs Incorporated
5.50%, 04/01/27 (i)	51	48
Hanesbrands Inc.
4.63%, 05/15/24 (i)	75	74
HD Supply, Inc.
5.38%, 10/15/26 (i)	64	62
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	125	119
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	74	69
4.88%, 04/01/27	50	47
International Game Technology PLC
6.25%, 02/15/22 (i)	200	185
6.50%, 02/15/25 (a) (i)	200	176
Lennar Corporation
4.75%, 04/01/21	41	41
4.13%, 01/15/22	49	49
4.50%, 04/30/24 (a)	55	53
Lowe`s Companies, Inc.
5.13%, 04/15/50 (a)	890	1,061
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	66	57

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
McDonald's Corporation
3.30%, 07/01/25	515	531
3.50%, 07/01/27	740	774
Newell Brands Inc.
3.85%, 04/01/23 (q)	116	118
NIKE, Inc.
2.40%, 03/27/25	835	864
2.75%, 03/27/27	1,015	1,061
Six Flags Operations Inc.
4.88%, 07/31/24 (i)	82	70
Tempur Sealy International, Inc.
5.50%, 06/15/26	50	44
The Home Depot, Inc.
2.50%, 04/15/27	535	542
3.30%, 04/15/40	1,515	1,548
The William Carter Company
5.63%, 03/15/27 (i)	43	42
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (i)	42	37
		7,920
Real Estate 0.2%
CapitaLand Limited
1.95%, 10/17/23, SGD (i) (n)	2,250	1,458
ESH Hospitality, Inc.
5.25%, 05/01/25 (i)	107	90
Forestar Group Inc.
5.00%, 03/01/28 (i)	1,650	1,370
Mattamy Homes Limited
4.63%, 03/01/30 (i)	785	682
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	91	87
MPT Operating Partnership, L.P.
5.00%, 10/15/27	118	114
The Howard Hughes Corporation
5.38%, 03/15/25 (i)	83	80
VICI Properties Inc.
3.50%, 02/15/25 (i)	567	529
3.75%, 02/15/27 (i)	545	514
4.13%, 08/15/30 (i)	650	616
		5,540
Utilities 0.1%
NRG Energy, Inc.
7.25%, 05/15/26 (a)	87	93
6.63%, 01/15/27	104	108
5.75%, 01/15/28	70	71
5.25%, 06/15/29 (i)	63	65
Vistra Operations Company LLC
5.50%, 09/01/26 (i)	85	88
5.63%, 02/15/27 (i)	2,105	2,170
5.00%, 07/31/27 (i)	110	112
		2,707
Consumer Staples 0.0%
Albertsons Companies, Inc.
6.63%, 06/15/24	104	106
5.75%, 03/15/25	104	105
China Milk Products Group Limited
0.00%, 01/05/12 (b) (n) (p)	100	—
Darling Ingredients Inc.
5.25%, 04/15/27 (i)	43	42
JBS USA Finance, Inc.
6.75%, 02/15/28 (i)	81	87
JBS USA Food Company
5.75%, 06/15/25 (i)	87	88
6.50%, 04/15/29 (i)	126	135
Lamb Weston Holdings, Inc.
4.63%, 11/01/24 (i)	70	69
4.88%, 11/01/26 (i)	70	71
Pilgrim's Pride Corporation
5.88%, 09/30/27 (a) (i)	73	73
REI Agro Limited
0.00%, 11/13/14 (b) (e) (n) (p)	628	4
0.00%, 11/13/14 (b) (i) (n) (p)	185	1
Safeway Inc.
3.50%, 02/15/23 (i)	66	65
7.50%, 03/15/26 (i)	54	58
		904
Total Corporate Bonds And Notes (cost $168,600)		163,965
INVESTMENT COMPANIES 3.7%
Consumer Discretionary Select Sector SPDR Fund	29	2,884
Financial Select Sector SPDR Fund (a)	147	3,067
Industrial Select Sector SPDR Fund (a)	54	3,177
iShares China Large-Cap ETF (a) (s)	80	2,986
iShares iBoxx USD Investment Grade Corporate Bond ETF (a) (g) (s)	36	4,494
iShares MSCI Emerging Markets ETF (a) (s)	39	1,339
iShares Russell 2000 ETF (a) (s)	43	4,874
iShares S&P 500 Value Index Fund (a) (s)	35	3,337
KraneShares CSI China Internet ETF (a)	21	940
SPDR Gold Trust ETF (a) (b) (c)	399	59,065
SPDR S&P 500 ETF (a) (c)	81	20,951
SPDR S&P Oil & Gas Exploration & Production ETF (a)	47	1,557
United States Oil Fund, LP (a) (b)	250	1,051
VanEck Vectors Semiconductor ETF (a)	13	1,521
Total Investment Companies (cost $127,548)		111,243
PREFERRED STOCKS 0.5%
Information Technology 0.2%
Lookout, Inc. - Series F (b) (d) (e)	284	3,147
Palantir Technologies Inc. - Series I (b) (d) (e)	512	2,829
		5,976
Consumer Staples 0.2%
Henkel AG & Co. KGaA (n)	65	5,253
Financials 0.1%
Banco Bradesco S.A. (n)	2	9
Itau Unibanco Holding S.A. (n)	173	776
Wells Fargo & Company - Series L, 7.50% (m) (n)	1	1,445
		2,230
Health Care 0.0%
Grand Round, Inc. - Series C (b) (d) (e)	639	1,910
Utilities 0.0%
Centrais Eletricas Brasileiras SA - Series B	5	28
Energy 0.0%
Petroleo Brasileiro S/A Petrobras. (n)	7	20
Total Preferred Stocks (cost $17,480)		15,417
SENIOR LOAN INTERESTS 0.4%
Communication Services 0.2%
VodafoneZiggo Group Holding B.V.
Term Loan, 3.00%, (3M EURIBOR + 3.00%), 01/16/29, EUR (o)	6,053	6,149
Consumer Staples 0.1%
Casino Guichard Perrachon SA
Term Loan, 5.50%, (3M EURIBOR + 5.50%), 01/31/24, EUR (o)	3,594	3,617
Consumer Discretionary 0.1%
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.70%, (1M LIBOR + 1.75%), 10/25/23 (o)	2,923	2,762
Industrials 0.0%
Filtration Group Corporation
Term Loan, 7.03%, (3M LIBOR + 5.25%), 04/11/22 (o)	486	152
Energy 0.0%
Fieldwood Energy LLC
Exit 2nd Lien Term Loan, 9.03%, (3M LIBOR + 7.25%), 04/11/23 (o)	656	42
Total Senior Loan Interests (cost $14,703)		12,722
TRUST PREFERREDS 0.2%
Financials 0.2%
Citigroup Capital XIII, 8.14%, (callable at 25 beginning 05/11/20)	104	2,656
GMAC Capital Trust I, 7.48%, (callable at 25 beginning 05/11/20)	114	2,338
Total Trust Preferreds (cost $5,845)		4,994

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.1%
Barings CLO Ltd
Series 2016-AR-2A, REMIC, 2.90%, (3M USD LIBOR + 1.08%), 07/20/28 (o)	264	257
Benefit Street Partners CLO XII, Ltd.
Series 2017-A1-12A, 3.08%, (3M USD LIBOR + 1.25%), 10/15/30 (o)	264	248
BX Trust
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29	1,238	1,000
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	1,735	1,249
CIFC Funding 2015-V, Ltd.
Series 2015-A1R-5A, 2.65%, (3M USD LIBOR + 0.86%), 10/25/27 (o)	258	246
Navient Private Education Refi Loan Trust
Series 2014-A3-AA, 2.30%, (1M USD LIBOR + 1.60%), 04/15/25 (o)	908	851
Total Non-U.S. Government Agency Asset-Backed Securities (cost $4,540)		3,851
SHORT TERM INVESTMENTS 20.5%
U.S. Treasury Bill 12.0%
Treasury, United States Department of
1.60%, 04/09/20 (t)	19,000	18,993
1.65%, 04/16/20 (t)	39,000	38,974
0.59%, 04/21/20 (t)	30,000	29,990
1.63%, 04/23/20 (t)	40,000	39,961
0.46%, 04/30/20 (t)	40,000	39,957
1.55%, 05/07/20 (t)	30,000	29,982
0.22%, 05/12/20 (t)	10,000	9,997
1.57%, 05/14/20 (t)	20,075	20,068
1.56%, 05/21/20 (t)	26,000	25,998
1.54%, 05/28/20 - 06/04/20 (t)	32,000	31,998
1.52%, 06/11/20 (t)	59,000	58,987
0.00%, 07/23/20 (t)	5,000	4,998
1.54%, 08/20/20 (t)	8,750	8,745
		358,648
Treasury Securities 6.1%
Cabinet Office, Government of Japan
-0.14%, 04/06/20, JPY (t)	3,128,550	29,059
-0.55%, 04/20/20, JPY (t)	2,292,100	21,295
-0.13%, 04/27/20, JPY (t)	2,474,200	22,983
-0.16%, 05/07/20, JPY (t)	2,834,250	26,330
-0.25%, 05/11/20, JPY (t)	2,260,600	21,004
-0.43%, 05/18/20, JPY (t)	969,250	9,007
-0.43%, 05/25/20, JPY (t)	2,904,800	26,993
-0.40%, 06/22/20, JPY (t)	2,984,000	27,729
		184,400
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (s) (u)	73,171	73,171
Total Short Term Investments (cost $611,284)		616,219
Total Investments 103.3% (cost $3,235,590)		3,101,872
Total Securities Sold Short (0.2)% (proceeds $5,269)		(5,003)
Total Purchased Options 0.5% (cost $20,253)		14,791
Other Derivative Instruments (1.7)%		(51,761)
Other Assets and Liabilities, Net (1.9)%		(56,172)
Total Net Assets 100.0%		3,003,727

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) All or a portion of the security is pledged or segregated as collateral.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $32,745 and 1.1% of the Fund.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $50,698.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Convertible security.

(o) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(p) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(q) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(r) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(s) Investment in affiliate.

(t) The coupon rate represents the yield to maturity.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.2%)
COMMON STOCKS (0.2%)
Industrials (0.1%)
3M Company	(21)	(2,869)
Communication Services (0.1%)
Netflix, Inc.	(6)	(2,134)
Total Common Stocks (proceeds $5,269)		(5,003)
Total Securities Sold Short (0.2%) (proceeds $5,269)		(5,003)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases/ Covers($)	Sales/Short Proceeds($)	Dividend/ Interest Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
iShares iBoxx USD Investment Grade Corporate Bond ETF*	—	25,852	24,325	(65)	2,966	1	4,494	0.2
iShares S&P 500 Value Index Fund	4,590	—	79	29	4	(1,178)	3,337	0.1
iShares Russell 2000 ETF	6,047	7,662	4,631	18	(1,810)	(2,394)	4,874	0.2
iShares China Large-Cap ETF	3,649	7,791	7,622	—	(282)	(550)	2,986	0.1
iShares MSCI Emerging Markets ETF	9,024	—	6,289	—	(937)	(459)	1,339	—
	23,310	41,305	42,946	(18)	(59)	(4,580)	17,030	0.6

*During the period, the Fund held both long and short positions in this security.

JNL/BlackRock Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/20/19	1,743	1,800	—
Commonwealth of Australia, 3.00%, 03/21/47	05/24/17	6,589	7,577	0.2
Grand Round, Inc. - Series C	03/31/15	1,774	1,910	0.1
Jawbone Inc.	01/25/17	—	—	—
Lloyds Bank PLC, 13.00%, callable at 100 beginning 01/22/29	08/22/12	4,701	4,889	0.2
Lookout, Inc. - Series F	09/19/14	3,242	3,147	0.1
Lookout, Inc.	03/04/15	237	98	—
Palantir Technologies Inc. - Series I	03/27/14	3,142	2,829	0.1
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	2,069	490	—
Presidencia De La Nacion, 7.82%, 12/31/33	01/22/18	2,770	704	—
Quintis Limited	11/03/17	1,905	370	—
REI Agro Limited, 0.00%, 11/13/14	08/26/11	606	4	—
Republique Francaise Presidence, 0.00%, 11/25/29	02/12/20	53,259	53,328	1.8
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	07/10/19	14,534	14,301	0.5
		96,571	91,447	3.0

JNL/BlackRock Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	116	June 2020	AUD	17,402	(3,601)	42
Euro STOXX 50 Price Index	439	June 2020	EUR	11,027	160	1,083
FTSE 100 Index	37	June 2020	GBP	1,883	37	240
MSCI Emerging Markets Index	93	June 2020		4,060	35	(140)
NASDAQ 100 Stock Index	25	June 2020		3,710	(34)	183
United States 10 Year Note	683	June 2020		94,082	(99)	641
United States 10 Year Ultra Bond	815	June 2020		123,746	(259)	3,419
United States Ultra Bond	350	June 2020		76,587	(1,056)	1,069
					(4,817)	6,537
Short Contracts
Euro Bund	(78)	June 2020	EUR	(13,652)	94	213
Nikkei 225 Index	(20)	June 2020	JPY	(194,052)	37	87
S&P 500 Index	(638)	June 2020		(79,900)	1,482	(2,074)
United States 2 Year Note	(1,113)	July 2020		(245,203)	35	(83)
United States 5 Year Note	(436)	July 2020		(54,625)	17	(31)
					1,665	(1,888)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	4,581	1	51
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	52,600	15	591
3M Canada Bankers Acceptance (Q)	Paying	1.91	(S)	07/09/21	CAD	56,364	16	634
3M LIBOR (Q)	Receiving	1.06	(S)	03/27/22		241,556	(177)	(2,972)
3M LIBOR (Q)	Receiving	1.60	(S)	01/24/25		68,142	(44)	(3,573)
3M LIBOR (Q)	Receiving	1.05	(S)	03/26/30		23,443	129	(760)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.09	(S)	03/27/30	54,598	299	(1,981)
3M LIBOR (Q)	Paying	1.21	(S)	03/27/22	35,065	31	541
3M LIBOR (Q)	Paying	1.21	(S)	03/27/22	35,065	31	541
3M LIBOR (Q)	Paying	1.75	(S)	11/08/29	11,995	(58)	1,173
3M LIBOR (Q)	Paying	1.29	(S)	03/27/30	6,302	(28)	359
3M LIBOR (Q)	Paying	1.29	(S)	03/27/30	6,302	(28)	359
						187	(5,037)

JNL/BlackRock Global Allocation Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.33 (Q)	1.00	12/20/24	134,009	487	401	3,478

Credit default swap agreements - sell protection
CDX.NA.HY.34 (Q)	5.00	06/20/25	(4,021)	(256)	(185)	(62)
ITRAXX.EUR.XO.32 (Q)	5.00	12/20/24	(3,291)	(73)	12	(579)
				(329)	(173)	(641)

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Alphabet Inc.	Call	1,400.00	06/19/20	13	16
Amazon.com, Inc.	Call	2,100.00	07/17/20	27	231
Autodesk, Inc.	Call	200.00	07/17/20	201	69
Boston Scientific Corporation	Call	35.00	08/21/20	473	108
BP P.L.C.	Call	39.00	04/17/20	949	2
Capital One Financial Corporation	Call	60.00	09/18/20	294	131
Charter Communications, Inc.	Call	540.00	06/19/20	70	37
Comcast Corporation	Call	42.50	07/17/20	861	73
Costco Wholesale Corporation	Call	300.00	06/19/20	60	84
CVS Health Corporation	Call	65.00	05/15/20	145	25
Exxon Mobil Corporation	Call	62.50	06/19/20	598	4
Facebook, Inc.	Call	205.00	06/19/20	180	27
Fortive Corporation	Call	60.00	06/19/20	164	52
Intuitive Surgical, Inc.	Call	630.00	06/19/20	5	4
Invesco QQQ Trust, Series 1	Call	225.00	04/17/20	131	1
Invesco QQQ Trust, Series 1	Call	220.00	04/17/20	490	7
Invesco QQQ Trust, Series 1	Call	230.00	05/15/20	281	9
Invesco QQQ Trust, Series 1	Call	228.00	07/17/20	301	42
iShares China Large-Cap ETF	Call	45.00	04/17/20	1,863	3
iShares iBoxx $ High Yield Corporate Bond ETF	Put	88.00	04/17/20	839	952
iShares iBoxx $ High Yield Corporate Bond ETF	Put	87.00	04/17/20	209	216
L3Harris Technologies, Inc.	Call	200.00	08/21/20	83	119
Marathon Petroleum Corporation	Call	62.50	04/17/20	1,045	—
Microsoft Corporation	Call	170.00	05/15/20	155	80
NXP Semiconductors N.V.	Call	95.00	06/19/20	175	57
PPG Industries, Inc.	Call	95.00	08/21/20	178	79
Salesforce.Com, Inc.	Call	185.00	06/19/20	216	23
ServiceNow, Inc.	Call	350.00	05/15/20	107	41
SPDR S&P 500 ETF	Call	345.00	03/31/20	6,815	3
SPDR S&P 500 ETF	Call	270.00	04/03/20	46	3
SPDR S&P 500 ETF	Call	315.00	04/17/20	597	3
SPDR S&P 500 ETF	Call	320.00	04/17/20	988	4
SPDR S&P 500 ETF	Call	323.00	04/17/20	782	3
SPDR S&P 500 ETF	Call	260.00	04/17/20	285	244
SPDR S&P 500 ETF	Call	290.00	04/17/20	360	12
SPDR S&P 500 ETF	Call	310.00	04/24/20	367	4
SPDR S&P 500 ETF	Call	270.00	05/15/20	1,228	1,061
SPDR S&P 500 ETF	Call	328.00	06/19/20	296	5
SPDR S&P 500 ETF	Call	285.00	07/17/20	517	347
SPDR S&P 500 ETF	Call	294.00	09/30/20	153	105
SPDR S&P 500 ETF	Call	290.00	12/18/20	693	821
The Home Depot, Inc.	Call	185.00	08/21/20	386	878

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Purchased Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
UnitedHealth Group Incorporated	Call	260.00	04/17/20	290	232
VMware, Inc.	Call	140.00	07/17/20	286	166
					6,383

JNL/BlackRock Global Allocation Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]		Value ($)
Foreign Currency Options
EUR/JPY Spot Rate	HSB	Put	JPY	1.65	08/19/20	EUR	9,607,000	209
EUR/JPY Spot Rate	UBS	Put	JPY	1.20	04/23/20	EUR	16,002,000	324
EUR/USD Spot Rate	BOA	Put		1.12	07/23/20	EUR	5,085,000	133
EUR/USD Spot Rate	CIT	Put		1.07	08/19/20	EUR	16,012,000	168
EUR/USD Spot Rate	UBS	Put		1.09	05/08/20	EUR	103,862,334	717
USD/BRL Spot Rate	JPM	Put	BRL	3.93	05/04/20		8,779,000	—
USD/IDR Spot Rate	BOA	Put	IDR	14,000.00	05/04/20		8,779,460	4
USD/JPY Spot Rate	BNP	Put	JPY	1.08	06/18/20		32,024,000	746
USD/JPY Spot Rate	BOA	Put	JPY	1.04	04/06/20		15,310,000	14
USD/JPY Spot Rate	HSB	Put	JPY	1.07	04/27/20		27,163,000	308
USD/JPY Spot Rate	MSC	Put	JPY	1.03	07/09/20		27,316,000	329
USD/JPY Spot Rate	MSC	Put	JPY	1.08	05/26/20		7,652,000	157
USD/JPY Spot Rate	MSC	Put	JPY	1.08	04/22/20		28,752,000	462
USD/MXN Spot Rate	CIT	Put	MXN	19.00	05/01/20		8,779,000	2
USD/RUB Spot Rate	BOA	Put	RUB	63.00	04/30/20		8,779,460	1
USD/TRY Spot Rate	CIT	Put	TRY	5.70	05/04/20		17,558,920	4
USD/ZAR Spot Rate	CIT	Put	ZAR	14.40	05/04/20		17,558,920	3
								3,581
Index Options
S&P 500 Index	GSC	Call		3,144.57	04/17/20		1,561	—
S&P 500 Index	GSC	Call		3,113.65	06/02/20		1,609	7
								7
Interest Rate Swaptions
3M LIBOR, 08/17/30	BOA	Call		1.08	08/13/20		20,744,080	916
3M LIBOR, 04/14/30	BOA	Put		1.88	04/08/20		36,713,302	—
3M LIBOR, 08/17/30	BOA	Put		2.08	08/13/20		20,744,080	7
3M LIBOR, 08/13/30	JPM	Put		1.80	08/11/20		38,292,039	28
								951
Options on Securities
Agilent Technologies, Inc.	NSI	Call		87.50	05/15/20		52,676	46
Alibaba Group Holding Limited	SGB	Call		230.00	05/15/20		20,570	13
Apple Inc.	MSC	Call		270.00	04/17/20		18,200	81
Eli Lilly and Company	CIT	Call		142.00	06/19/20		26,983	206
HCA Healthcare, Inc.	MSC	Call		135.00	06/19/20		6,442	5
HCA Healthcare, Inc.	MSC	Call		135.00	04/17/20		6,442	1
Hess Corporation	NSI	Call		60.00	04/17/20		62,115	—
Lowe`s Companies, Inc.	NSI	Call		125.00	04/17/20		37,516	—
SPDR Gold Shares	MSC	Call		160.00	05/01/20		58,235	75
SPDR Gold Shares	MSC	Call		160.00	06/30/20		96,857	344
SPDR Gold Shares	MSC	Call		155.00	05/01/20		118,236	252
SPDR Gold Shares	SGB	Call		149.00	04/17/20		79,785	237
SPDR Gold Shares	SGB	Call		151.00	05/15/20		127,769	526
SPDR Gold Shares	SGB	Call		151.00	06/19/20		207,962	1,180
SPDR S&P 500 ETF	MSC	Call		360.00	06/18/21		89,200	138
								3,104
Spread Options
USD ICE 2 Year Swap Rate Index	GSC	Call		0.50	08/27/20		294,058,000	706
USD ICE 2 Year Swap Rate Index	MSC	Call		0.00	05/06/20		368,266,000	59
								765

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Abbott Laboratories	Call	90.00	06/19/20	183	(45)
Alphabet Inc.	Put	1,040.00	06/19/20	13	(57)
Amazon.com, Inc.	Call	2,100.00	04/17/20	26	(35)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Amazon.com, Inc.	Put	1,800.00	04/17/20	26	(63)
Amazon.com, Inc.	Put	1,520.00	07/17/20	27	(92)
Anthem, Inc.	Call	330.00	04/17/20	117	—
Anthem, Inc.	Put	230.00	04/17/20	117	(170)
Apple Inc.	Call	325.00	04/17/20	183	(1)
Apple Inc.	Put	265.00	04/17/20	91	(162)
Autodesk, Inc.	Put	140.00	07/17/20	201	(223)
Becton, Dickinson and Company	Call	270.00	04/17/20	145	(3)
Becton, Dickinson and Company	Put	230.00	04/17/20	145	(110)
Boston Scientific Corporation	Put	26.00	08/21/20	473	(56)
Capital One Financial Corporation	Put	42.50	06/19/20	294	(112)
Charter Communications, Inc.	Put	390.00	06/19/20	70	(116)
Comcast Corporation	Put	32.50	07/17/20	861	(241)
CVS Health Corporation	Put	55.00	05/15/20	145	(35)
D.R. Horton, Inc.	Call	47.50	08/21/20	194	(28)
Exxon Mobil Corporation	Put	55.00	06/19/20	598	(1,048)
Facebook, Inc.	Put	170.00	06/19/20	180	(277)
Fortive Corporation	Put	45.00	06/19/20	164	(30)
Gilead Sciences, Inc.	Call	80.00	04/17/20	266	(74)
HCA Healthcare, Inc.	Call	157.50	04/03/20	121	—
Intuitive Surgical, Inc.	Put	500.00	06/19/20	5	(26)
Invesco QQQ Trust, Series 1	Put	180.00	04/17/20	196	(94)
Invesco QQQ Trust, Series 1	Put	160.00	07/17/20	151	(108)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	83.00	04/17/20	335	(215)
L3Harris Technologies, Inc.	Put	145.00	08/21/20	83	(73)
Lennar Corporation	Call	50.00	08/21/20	161	(41)
Marathon Petroleum Corporation	Call	67.50	04/17/20	455	—
MasterCard Incorporated	Call	345.00	04/17/20	117	—
MasterCard Incorporated	Put	280.00	04/17/20	117	(466)
Merck & Co., Inc.	Put	75.00	04/17/20	445	(67)
Microsoft Corporation	Put	165.00	04/17/20	314	(338)
Microsoft Corporation	Put	140.00	05/15/20	155	(81)
Netflix, Inc.	Put	240.00	06/19/20	54	(17)
NextEra Energy, Inc.	Put	250.00	04/17/20	132	(199)
NXP Semiconductors N.V.	Put	70.00	06/19/20	175	(73)
PPG Industries, Inc.	Put	105.00	04/17/20	314	(669)
PPG Industries, Inc.	Put	70.00	08/21/20	178	(73)
Raytheon Company	Put	160.00	04/17/20	60	(178)
Raytheon Company	Put	170.00	05/15/20	60	(244)
Salesforce.Com, Inc.	Put	135.00	06/19/20	216	(197)
ServiceNow, Inc.	Put	260.00	05/15/20	107	(160)
SPDR S&P 500 ETF	Call	286.00	04/17/20	59	(3)
SPDR S&P 500 ETF	Call	333.00	04/17/20	782	(1)
SPDR S&P 500 ETF	Call	230.00	09/30/20	855	(3,585)
SPDR S&P 500 ETF	Call	253.00	09/30/20	157	(416)
SPDR S&P 500 ETF	Put	300.00	04/17/20	154	(674)
SPDR S&P 500 ETF	Put	220.00	04/24/20	367	(139)
SPDR S&P 500 ETF	Put	220.00	05/15/20	1,228	(792)
SPDR S&P 500 ETF	Put	290.00	05/15/20	154	(540)
SPDR S&P 500 ETF	Put	250.00	06/19/20	296	(516)
SPDR S&P 500 ETF	Put	210.00	06/19/20	517	(375)
SPDR S&P 500 ETF	Put	205.00	09/30/20	693	(709)
SPDR S&P 500 ETF	Put	190.00	09/30/20	153	(118)
SPDR S&P 500 ETF	Put	230.00	09/30/20	855	(1,397)
SPDR S&P 500 ETF	Put	253.00	09/30/20	157	(379)
Target Corporation	Put	100.00	04/17/20	160	(148)
The Home Depot, Inc.	Call	220.00	08/21/20	386	(309)
The Home Depot, Inc.	Put	135.00	08/21/20	337	(211)
The Walt Disney Company	Put	90.00	07/17/20	295	(257)
UnitedHealth Group Incorporated	Call	320.00	04/17/20	117	—
UnitedHealth Group Incorporated	Put	230.00	04/17/20	117	(82)
UnitedHealth Group Incorporated	Put	220.00	04/17/20	290	(138)
VMware, Inc.	Put	140.00	04/17/20	243	(437)
VMware, Inc.	Put	100.00	07/17/20	286	(162)
Walmart Inc.	Call	125.00	04/17/20	310	(14)
					(17,699)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Written Barrier Options
Reference Entity	Counterparty	Put/Call	Option Type	Barrier Price ($)		Exercise Price ($)		Expiration	Notional/ Contracts[1]	Value ($)
Barrier Options
S&P 500 Index	GSC	Put	Down-and-In		2,569.51		2,871.81	06/02/20	1,609	(471)
SPDR Gold Shares	SGB	Call	Up-and-In		166.00		161.00	06/19/20	143,974	(407)
USD/JPY Spot Rate	BOA	Put	Down-and-In	JPY	96.50	JPY	1.00	04/06/20	15,310,000	(2)
										(880)

JNL/BlackRock Global Allocation Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Foreign Currency Options
USD/JPY Spot Rate	DUB	Put	JPY	1.04	04/22/20	28,752,000	(145)
USD/JPY Spot Rate	MSC	Put	JPY	1.07	04/27/20	27,163,000	(308)
USD/JPY Spot Rate	MSC	Put	JPY	1.03	05/26/20	7,652,000	(59)
USD/JPY Spot Rate	MSC	Put	JPY	1.02	06/18/20	32,024,000	(275)
USD/JPY Spot Rate	MSC	Put	JPY	0.97	07/09/20	27,316,000	(162)
							(949)
Index Options
Euro STOXX 600 Banks Price Index	BCL	Put	EUR	103.00	06/18/21	48,314	(2,793)
Euro STOXX 600 Banks Price Index	UBS	Put	EUR	103.00	09/17/21	49,190	(2,858)
Topix Banks Index	BNP	Put	JPY	131.00	03/12/21	2,121,362	(658)
Topix Index	MSC	Put	JPY	157.82	04/10/20	3,164,627	(1,419)
							(7,728)
Interest Rate Swaptions
3M LIBOR, 08/17/22	BOA	Call		0.88	08/13/20	94,646,529	(1,061)
3M LIBOR, 09/27/30	DUB	Call		0.76	09/25/20	3,800,000	(96)
3M LIBOR, 09/25/30	JPM	Call		0.66	09/23/20	7,599,000	(154)
3M LIBOR, 09/14/30	MSC	Call		0.68	09/10/20	3,131,451	(64)
3M LIBOR, 04/14/22	BOA	Put		1.67	04/08/20	173,445,546	—
3M LIBOR, 08/17/22	BOA	Put		1.88	08/13/20	101,930,999	—
3M LIBOR, 04/08/22	CIT	Put		1.57	04/06/20	45,720,938	—
3M LIBOR, 09/27/30	DUB	Put		0.76	09/25/20	3,800,000	(76)
3M LIBOR, 09/25/30	JPM	Put		0.66	09/23/20	7,599,000	(192)
3M LIBOR, 02/15/32	JPM	Put		2.00	02/11/22	38,292,039	(226)
3M LIBOR, 09/14/30	MSC	Put		0.68	09/10/20	3,131,451	(75)
							(1,944)
Options on Securities
Agilent Technologies, Inc.	NSI	Put		77.50	05/15/20	35,118	(287)
Alibaba Group Holding Limited	SGB	Put		190.00	05/15/20	17,376	(153)
Apple Inc.	MSC	Call		290.00	04/17/20	18,200	(13)
Apple Inc.	MSC	Put		200.00	04/17/20	18,200	(31)
Comcast Corporation	CIT	Call		40.00	06/19/20	166,438	(155)
Eli Lilly and Company	CIT	Call		153.00	06/19/20	26,983	(85)
Eli Lilly and Company	CIT	Put		126.00	06/19/20	26,983	(153)
HCA Healthcare, Inc.	MSC	Call		150.00	04/17/20	6,442	—
HCA Healthcare, Inc.	MSC	Call		150.00	06/19/20	6,442	(1)
HCA Healthcare, Inc.	MSC	Put		95.00	04/24/20	6,442	(60)
HCA Healthcare, Inc.	MSC	Put		100.00	06/19/20	6,442	(104)
Hess Corporation	NSI	Call		70.00	04/17/20	62,115	(11)
Hess Corporation	NSI	Put		52.50	04/17/20	62,115	(1,138)
Lowe`s Companies, Inc.	NSI	Call		135.00	04/17/20	37,516	—
Roche Holding AG	BNP	Call	CHF	360.00	06/19/20	5,966	(13)
Roche Holding AG	BCL	Put	CHF	290.00	06/19/20	5,966	(63)
Sanofi	BCL	Call	EUR	96.00	06/19/20	14,673	(5)
Sanofi	BCL	Put	EUR	80.00	06/19/20	14,673	(103)
SPDR Gold Shares	MSC	Call		165.00	05/01/20	42,995	(34)
SPDR Gold Shares	MSC	Call		170.00	05/01/20	21,176	(11)
SPDR Gold Shares	MSC	Call		175.00	06/30/20	32,286	(51)
SPDR Gold Shares	SGB	Call		159.00	04/17/20	47,871	(37)
SPDR Gold Shares	SGB	Call		161.00	05/15/20	63,884	(111)
SPDR Gold Shares	MSC	Put		145.00	05/01/20	31,765	(92)
SPDR Gold Shares	MSC	Put		140.00	05/01/20	64,492	(90)
SPDR Gold Shares	MSC	Put		145.00	06/30/20	64,572	(358)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
SPDR Gold Shares	SGB	Put		141.00	05/15/20	63,884	(145)
SPDR Gold Shares	SGB	Put		141.00	06/19/20	143,974	(504)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,820.96	09/11/20	74,027	(827)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,786.60	12/11/20	73,955	(856)
Sumitomo Mitsui Financial Group, Inc.	MSC	Put	JPY	3,400.00	03/12/21	82,286	(707)
							(6,198)

JNL/BlackRock Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	UBS	04/09/20	AUD	7,756	4,762	(645)
AUD/USD	UBS	06/26/20	AUD	12,308	7,559	241
BRL/USD	DUB	04/17/20	BRL	15,077	2,902	(689)
BRL/USD	CSI	05/04/20	BRL	35,832	6,889	(1,842)
BRL/USD	CSI	05/08/20	BRL	15,465	2,973	(637)
BRL/USD	DUB	05/08/20	BRL	15,750	3,027	(588)
BRL/USD	CSI	05/15/20	BRL	15,769	3,030	(610)
CHF/USD	BNP	05/14/20	CHF	10	10	—
CHF/USD	JPM	05/14/20	CHF	8,104	8,428	71
CNH/USD	BCL	05/21/20	CNH	228,890	32,262	(452)
CNH/USD	BOA	05/22/20	CNH	367,555	51,806	(781)
EUR/USD	JPM	05/08/20	EUR	15,316	16,898	(194)
EUR/USD	BNP	05/21/20	EUR	14,218	15,694	336
EUR/USD	BOA	05/21/20	EUR	10,219	11,280	362
EUR/USD	CIT	05/21/20	EUR	9,780	10,795	204
EUR/USD	DUB	05/21/20	EUR	7,347	8,109	89
EUR/USD	UBS	05/21/20	EUR	4,900	5,409	153
EUR/USD	GSC	06/12/20	EUR	10,949	12,096	(288)
EUR/USD	BOA	06/18/20	EUR	6,426	7,100	(102)
EUR/USD	GSC	06/19/20	EUR	11,647	12,870	(445)
EUR/USD	BCL	06/26/20	EUR	9,009	9,958	208
GBP/EUR	JPM	06/12/20	EUR	(1,299)	(1,436)	80
GBP/EUR	MSC	06/17/20	EUR	(2,602)	(2,875)	151
GBP/EUR	JPM	06/18/20	EUR	(2,601)	(2,874)	162
GBP/EUR	MSC	06/18/20	EUR	(2,601)	(2,874)	155
GBP/USD	HSB	04/09/20	GBP	9,602	11,945	(610)
GBP/USD	JPM	04/16/20	GBP	15,652	19,474	(931)
GBP/USD	MSC	04/16/20	GBP	—	1	—
GBP/USD	JPM	04/23/20	GBP	15,652	19,478	(933)
GBP/USD	JPM	04/23/20	GBP	—	—	—
GBP/USD	JPM	04/30/20	GBP	15,601	19,418	(934)
GBP/USD	BCL	05/07/20	GBP	2,734	3,403	(200)
HKD/USD	JPM	06/19/20	HKD	9,412	1,214	—
IDR/USD	JPM	04/30/20	IDR	93,908,624	5,742	(5)
IDR/USD	JPM	05/04/20	IDR	126,737,168	7,747	(1,113)
JPY/EUR	BOA	06/19/20	EUR	(5,413)	(5,981)	16
JPY/EUR	DUB	06/25/20	EUR	(9,590)	(10,599)	29
JPY/USD	JPM	05/08/20	JPY	676,263	6,293	104
JPY/USD	DUB	06/04/20	JPY	923,812	8,604	(85)
JPY/USD	CIT	06/05/20	JPY	1,108,859	10,328	(99)
JPY/USD	GSC	06/11/20	JPY	883,188	8,228	(41)
JPY/USD	MSC	06/12/20	JPY	2,595,368	24,181	398
JPY/USD	DUB	06/18/20	JPY	1,207,804	11,255	(338)
JPY/USD	GSC	06/19/20	JPY	814,027	7,586	(185)
JPY/USD	MSC	06/19/20	JPY	1,166,096	10,867	31
JPY/USD	DUB	06/25/20	JPY	1,380,888	12,872	(99)
KRW/USD	JPM	05/07/20	KRW	12,782,986	10,513	(302)
MXN/USD	GSC	05/04/20	MXN	174,914	7,374	(1,523)
MXN/USD	BCL	05/07/20	MXN	68,212	2,875	(736)
MXN/USD	CIT	05/07/20	MXN	136,908	5,769	(1,492)
MXN/USD	CIT	05/15/20	MXN	68,531	2,884	(756)
NOK/USD	JPM	06/19/20	NOK	50,508	4,853	(377)
RUB/USD	BNP	04/30/20	RUB	201,583	2,559	(532)
RUB/USD	JPM	04/30/20	RUB	374,368	4,753	(1,006)
RUB/USD	BNP	05/07/20	RUB	229,941	2,916	(679)
RUB/USD	BOA	05/07/20	RUB	462,262	5,863	(1,388)
RUB/USD	BNP	05/15/20	RUB	232,726	2,949	(682)
USD/BRL	BNP	04/17/20	BRL	(11,082)	(2,133)	416
USD/BRL	CSI	05/04/20	BRL	(35,832)	(6,889)	1,611
USD/BRL	DUB	05/08/20	BRL	(42,939)	(8,253)	1,919
USD/CAD	MSC	04/16/20	CAD	(5,468)	(3,882)	304
USD/CLP	HSB	06/12/20	CLP	(5,804,289)	(6,796)	364
USD/CNY	BNP	05/21/20	CNY	(5,256)	(741)	(5)
USD/CNY	GSC	05/21/20	CNY	(223,634)	(31,542)	(184)
USD/CNY	BNP	05/22/20	CNY	(69,257)	(9,769)	(62)
USD/CNY	JPM	05/22/20	CNY	(55,823)	(7,874)	(39)
USD/EUR	BOA	04/30/20	EUR	(256)	(282)	—
USD/EUR	MSC	05/08/20	EUR	(9,934)	(10,960)	(85)
USD/EUR	BOA	05/21/20	EUR	(7,347)	(8,109)	(2)
USD/EUR	JPM	05/21/20	EUR	(48,358)	(53,378)	(615)
USD/EUR	JPM	05/22/20	EUR	(48,187)	(53,192)	(395)
USD/GBP	DUB	04/16/20	GBP	(554)	(689)	27
USD/GBP	UBS	04/30/20	GBP	(277)	(345)	14
USD/HKD	BNP	05/07/20	HKD	(47,010)	(6,064)	(14)
USD/HKD	MSC	05/07/20	HKD	(93,486)	(12,059)	(28)
USD/HKD	MSC	05/14/20	HKD	(140,838)	(18,167)	(40)
USD/IDR	BNP	04/30/20	IDR	(70,743,542)	(4,326)	753
USD/IDR	JPM	04/30/20	IDR	(135,282,989)	(8,272)	1,433
USD/IDR	JPM	05/04/20	IDR	(126,737,168)	(7,747)	1,048
USD/INR	BNP	06/05/20	INR	(576,020)	(7,558)	345
USD/INR	JPM	06/15/20	INR	(541,941)	(7,104)	(14)
USD/INR	JPM	06/15/20	INR	(556,701)	(7,297)	14
USD/INR	JPM	06/24/20	INR	(529,569)	(6,935)	(218)
USD/JPY	DUB	05/08/20	JPY	(676,263)	(6,293)	(101)
USD/JPY	CIT	06/04/20	JPY	(923,812)	(8,604)	(285)
USD/JPY	CIT	06/05/20	JPY	(148,796)	(1,386)	(48)
USD/JPY	JPM	06/05/20	JPY	(960,063)	(8,942)	173
USD/JPY	CIT	06/11/20	JPY	(883,188)	(8,228)	(272)
USD/JPY	CIT	06/12/20	JPY	(302,372)	(2,817)	(93)
USD/JPY	UBS	06/12/20	JPY	(2,292,996)	(21,363)	(522)
USD/JPY	CIT	06/18/20	JPY	(846,178)	(7,886)	(260)
USD/JPY	GSC	06/18/20	JPY	(361,626)	(3,370)	2
USD/JPY	HSB	06/19/20	JPY	(814,027)	(7,586)	(34)
USD/JPY	HSB	06/22/20	JPY	(1,179,647)	(10,995)	(151)
USD/MXN	CIT	05/04/20	MXN	(174,914)	(7,375)	1,384
USD/RUB	BOA	04/30/20	RUB	(575,950)	(7,312)	1,485
USD/ZAR	BOA	04/03/20	ZAR	(138,162)	(7,756)	1,555
USD/ZAR	CIT	06/18/20	ZAR	(48,955)	(2,721)	418
ZAR/USD	HSB	04/03/20	ZAR	138,162	7,756	(1,757)
ZAR/USD	BCL	05/07/20	ZAR	69,159	3,862	(814)
					57,783	(12,302)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Aluminum Corporation of China Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(134,000)	(33)	7
Amorepacific Corporation (E)	JPM	Federal Funds Effective Rate +0.00% (M)	TBD	(155)	(5)	1
Archer-Daniels-Midland Company (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,832)	(54)	(11)
Atacadao S/A (E)	JPM	Federal Funds Effective Rate -0.52% (M)	TBD	(2,745)	(12)	1
Autohome Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(858)	(58)	(3)
Beijing Wuba Information Technology Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(377)	(18)	(1)
Capitec Bank Holdings (E)	JPM	Federal Funds Effective Rate -0.55% (M)	TBD	(774)	(63)	25
Celltrion Healthcare Co. Ltd. (E)	CGM	Federal Funds Effective Rate -0.79% (M)	TBD	(1,949)	(102)	(41)
China Communications Services Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(54,000)	(33)	(6)
China Eastern Airlines Corporation Limited (E)	CGM	Federal Funds Effective Rate -0.93% (M)	TBD	(70,000)	(23)	(1)
China Gas Holdings Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(11,200)	(39)	—
China Jinmao Holdings Group Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(116,000)	(84)	9
China Molybdenum Co.,Ltd (E)	CGM	Federal Funds Effective Rate -0.87% (M)	TBD	(126,000)	(32)	(3)
China Railway Construction Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(4,500)	(4)	(1)
China Resources Gas Group Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(6,000)	(29)	(1)
China Resources Land Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(4,000)	(15)	(2)
China Southern Airlines Co., Ltd. (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(292,000)	(154)	29
China State Construction International Holdings Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(184,000)	(144)	8
China Steel Corporation (E)	CGM	Federal Funds Effective Rate -0.40% (M)	TBD	(10,000)	(6)	—
China Vanke Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(7,700)	(23)	(2)
Conagra Brands, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,079)	(85)	(5)
Danske Bank A/S (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(2,996)	(29)	(5)
Deutsche Bank Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(3,951)	(25)	(1)
Diamondback Energy, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(606)	(12)	(3)
Dish Network Corporation (E)	JPM	Federal Funds Effective Rate +0.00% (M)	TBD	(279)	(6)	—
Dongfeng Motor Group Co., Ltd (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(22,000)	(15)	—
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,768)	(69)	3
Fox Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,365)	(60)	6
Galaxy Entertainment Group Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(16,000)	(84)	(2)
Geely Automobile Holdings Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(45,000)	(72)	6
Heineken N.V. (E)	JPM	Federal Funds Effective Rate -0.47% (M)	TBD	(291)	(26)	2
Hilton Worldwide Holdings Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(860)	(67)	8
Hormel Foods Corporation (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(407)	(18)	(1)
Hotai Motor Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.10% (M)	TBD	(4,000)	(47)	(17)
Hyundai Steel Company (E)	JPM	Federal Funds Effective Rate -0.91% (M)	TBD	(5,306)	(102)	23
Insurance Australia Group Limited (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(7,791)	(29)	(1)
iQIYI, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(7,559)	(151)	17
Jardine Cycle & Carriage Limited (E)	JPM	Federal Funds Effective Rate -0.31% (M)	TBD	(3,300)	(57)	12
Kajima Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(3,600)	(34)	(4)
Kintetsu Group Holdings Co., Ltd. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(500)	(24)	1
LG Display Co., Ltd. (E)	JPM	Federal Funds Effective Rate -0.35% (M)	TBD	(6,349)	(69)	11
Line Corporation (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(200)	(9)	—
Longfor Group Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(20,500)	(82)	(18)
Luckin Coffee Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,007)	(24)	(3)
Magazine Luiza S.A. (E)	JPM	Federal Funds Effective Rate -0.46% (M)	TBD	(11,975)	(95)	4
Makita Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(200)	(6)	—
Marriott International, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,557)	(110)	(7)
mBank Spólka Akcyjna (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(166)	(12)	3
Nippon Paint Holdings Co., Ltd. (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(500)	(25)	(2)
Occidental Petroleum Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(3,708)	(36)	(10)
Oriental Land Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(200)	(26)	—
Pepkor Holdings Ltd (E)	JPM	Federal Funds Effective Rate -1.45% (M)	TBD	(6,407)	(6)	2
Pinduoduo Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(174)	(6)	—
Ping An Healthcare and Technology Company Limited (E)	CGM	Federal Funds Effective Rate -1.50% (M)	TBD	(5,100)	(42)	(5)
Polskie Górnictwo Naftowe I Gazownictwo Spólka Akcyjna (E)	CGM	Federal Funds Effective Rate -0.75% (M)	TBD	(16,766)	(12)	(2)
Porsche Automobil Holding SE (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(544)	(19)	(4)
Prosus N.V. (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(1,827)	(112)	(15)
Roper Technologies, Inc. (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(183)	(49)	(8)
Samsung C&T Corporation (E)	JPM	Federal Funds Effective Rate -0.57% (M)	TBD	(570)	(49)	7
Schindler Holding AG (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(87)	(18)	(1)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/BlackRock Global Allocation Fund — OTC Contracts for Difference (continued)
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]	Unrealized Appreciation (Depreciation) ($)
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(17,000)	(45)	(11)
Shenzhou International Group Holdings Limited (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(1,700)	(21)	3
Shoprite Holdings (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(10,727)	(78)	2
Sino Biopharmaceutical Limted (E)	CGM	Federal Funds Effective Rate +0.00% (M)	TBD	(47,000)	(60)	(2)
SoftBank Group Corp (E)	JPM	Federal Funds Effective Rate -0.36% (M)	TBD	(500)	(21)	3
Sony Financial Holdings Inc. (E)	JPM	Federal Funds Effective Rate -0.29% (M)	TBD	(4,000)	(76)	5
Southwest Airlines Co. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(606)	(20)	(1)
Sprint Corporation (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(6,079)	(49)	(4)
Sunac China Holdings Limited (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(2,000)	(8)	(1)
Suzano S.A. (E)	JPM	Federal Funds Effective Rate -0.19% (M)	TBD	(18,325)	(147)	21
Svenska Handelsbanken AB (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(5,346)	(39)	(6)
Swedbank AB (E)	CGM	Federal Funds Effective Rate -0.25% (M)	TBD	(5,097)	(55)	(2)
Sydney Airport Corporation Limited (E)	JPM	Federal Funds Effective Rate -6.00% (M)	TBD	(2,081)	(6)	(1)
T. Rowe Price Group, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(146)	(12)	(2)
Taisei Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(200)	(6)	—
Tesco PLC (E)	JPM	Federal Funds Effective Rate -0.18% (M)	TBD	(7,627)	(18)	(4)
The Blackstone Group Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(88)	(3)	(1)
The Shanghai Commercial & Savings Bank, Ltd. (E)	CGM	Federal Funds Effective Rate -0.75% (M)	TBD	(5,000)	(6)	(1)
TIM Participações S.A. (E)	JPM	Federal Funds Effective Rate -0.01% (M)	TBD	(5,380)	(17)	4
T-Mobile USA, Inc. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(1,297)	(98)	(11)
Toyota Industries Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(200)	(9)	(1)
Toyota Motor Corporation (E)	JPM	Federal Funds Effective Rate -0.25% (M)	TBD	(200)	(13)	1
Transurban Holdings Limited (E)	JPM	Federal Funds Effective Rate -0.31% (M)	TBD	(9,342)	(90)	21
Vodacom Group Limited (E)	JPM	Federal Funds Effective Rate -0.50% (M)	TBD	(5,311)	(33)	(2)
Volkswagen Aktiengesellschaft (E)	CGM	Federal Funds Effective Rate +0.00% (M)	TBD	(92)	(10)	(2)
WEG S.A. (E)	JPM	Federal Funds Effective Rate +0.00% (M)	TBD	(3,834)	(25)	—
Xiaomi Corporation (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(103,800)	(127)	(13)
Xinjiang Goldwind Science & Technology Co., Ltd. (E)	JPM	Federal Funds Effective Rate -0.30% (M)	TBD	(3,800)	(3)	—
Z Holdings Corp. (E)	CGM	Federal Funds Effective Rate -0.30% (M)	TBD	(3,500)	(10)	(2)
ZTE Corporation (E)	CGM	Federal Funds Effective Rate +0.30% (M)	TBD	(12,800)	(34)	(6)
Zto Express Co., Ltd. (E)	CGM	Federal Funds Effective Rate -0.18% (M)	TBD	(2,508)	(59)	(7)
						(21)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
FUTURE
S&P 500 Annual Dividend Index Future, Dec. 2021	BNP	12/17/21	1,032	—	(235)
S&P 500 Annual Dividend Index Future, Dec. 2020	GSC	12/18/20	815	—	(102)
				—	(337)

JNL/BlackRock Global Allocation Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Goldman Sachs Expensive Software Index (Q)	3M LIBOR -0.10% (Q)	GSC	01/22/21	3,105	—	(278)
Goldman Sachs Expensive Software Index (E)	3M LIBOR +0.10% (Q)	GSC	01/24/21	4,025	—	(283)
					—	(561)
Total return swap agreements - paying return
INDEX
iShares iBoxx $ High Yield Corporate Bond ETF (E)	3M LIBOR -0.10% (M)	CIT	06/20/20	(3,851)	—	(405)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Global Natural Resources Fund
COMMON STOCKS 96.9%
United States of America 30.6%
Albemarle Corporation (a)	91	5,119
CF Industries Holdings Inc.	446	12,140
Chevron Corporation	248	18,006
ConocoPhillips	206	6,341
Deere & Company	31	4,331
EOG Resources, Inc.	113	4,060
FMC Corporation	198	16,176
Freeport-McMoRan Inc. - Class B	585	3,952
Graphic Packaging Holding Company	924	11,270
International Paper Company	156	4,854
Kinder Morgan, Inc.	257	3,573
Marathon Petroleum Corporation	119	2,804
Newmont Corporation	111	5,040
Packaging Corporation of America	73	6,369
The Williams Companies, Inc.	410	5,802
Tractor Supply Co.	71	6,039
Trimble Inc. (b)	123	3,932
Tyson Foods Inc. - Class A	165	9,550
		129,358
Canada 14.4%
Barrick Gold Corporation	942	17,251
First Quantum Minerals Ltd	1,727	8,813
Franco-Nevada Corporation	105	10,472
Lundin Mining Corp.	970	3,644
Neo Lithium Corp. (b)	4,895	1,876
Stelco Holdings Inc. (a)	1,149	3,384
Wheaton Precious Metals Corp. (a)	556	15,298
		60,738
United Kingdom 11.0%
Anglo American PLC	831	14,598
BP P.L.C.	4,306	17,991
Fresnillo PLC	481	3,985
Rio Tinto PLC	216	9,917
		46,491
Australia 7.9%
BHP Group PLC	1,877	29,075
Newcrest Mining Ltd.	297	4,192
		33,267
Brazil 6.5%
JBS S/A	2,136	8,374
Petroleo Brasileiro S/A Petrobras. - ADR (a)	619	3,405
Vale S.A. - ADR	1,922	15,932
		27,711
Netherlands 6.1%
Koninklijke DSM N.V.	91	10,302
Royal Dutch Shell PLC - Class B	939	15,735
		26,037
France 5.8%
Total SA (a)	639	24,414
Russian Federation 4.3%
Gazprom OAO Via Gaz Capital SA - ADR	914	4,206
Public Joint Stock Society "Polyus" - GDR (c)	119	8,122
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	245	6,050
		18,378
Ireland 2.6%
Kerry Group Plc - Class A	94	10,830
Switzerland 2.5%
Nestle SA	104	10,594
Norway 2.4%
Equinor ASA	469	5,791
SalMar ASA	127	4,228
		10,019
China 1.6%
CNOOC Limited	6,268	6,689
Belgium 0.7%
Umicore	84	2,893
South Africa 0.3%
Impala Platinum Holdings Limited	318	1,348
Ghana 0.2%
Kosmos Energy Ltd.	992	888
Total Common Stocks (cost $561,984)		409,655
SHORT TERM INVESTMENTS 4.1%
Securities Lending Collateral 3.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	16,238	16,238
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	1,257	1,257
Total Short Term Investments (cost $17,495)		17,495
Total Investments 101.0% (cost $579,479)		427,150
Other Assets and Liabilities, Net (1.0)%		(4,431)
Total Net Assets 100.0%		422,719

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/BlackRock Global Natural Resources Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	09/20/17	4,768	8,122	1.9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/BlackRock Large Cap Select Growth Fund
COMMON STOCKS 97.6%
Information Technology 35.3%
Adobe Inc. (a)	297	94,605
Analog Devices, Inc.	553	49,538
Apple Inc.	272	69,106
ASML Holding - ADR	297	77,786
GoDaddy Inc. - Class A (a)	403	23,004
Intuit Inc.	313	72,057
Keysight Technologies, Inc. (a)	442	37,020
MasterCard Incorporated - Class A (b)	575	138,844
Microsoft Corporation	1,399	220,622
Paypal Holdings, Inc. (a)	382	36,555
Salesforce.Com, Inc. (a)	551	79,301
ServiceNow, Inc. (a) (b)	311	89,165
Visa Inc. - Class A	1,042	167,832
		1,155,435
Consumer Discretionary 18.3%
Alibaba Group Holding Limited - ADS (a)	410	79,696
Amazon.com, Inc. (a)	155	302,651
Domino's Pizza, Inc.	70	22,558
Ferrari N.V. (b)	103	15,729
Lowe`s Companies, Inc.	564	48,529
LVMH Moet Hennessy Louis Vuitton SE	41	15,134
MercadoLibre S.R.L (a)	96	46,808
NIKE, Inc. - Class B	832	68,871
		599,976
Health Care 13.8%
Align Technology, Inc. (a)	227	39,505
AstraZeneca PLC - ADR	525	23,446
Biogen Inc. (a)	60	19,012
Boston Scientific Corporation (a)	1,349	44,012
Humana Inc.	122	38,407
Intuitive Surgical, Inc. (a) (b)	149	73,859
UnitedHealth Group Incorporated	298	74,234
Varian Medical Systems, Inc. (a) (b)	254	26,044
Vertex Pharmaceuticals Incorporated (a)	234	55,739
Zoetis Inc. - Class A	499	58,740
		452,998
Communication Services 10.9%
Alphabet Inc. - Class A (a)	92	106,895
Facebook, Inc. - Class A (a)	498	83,148
IAC/InterActiveCorp (a)	259	46,496
Netflix, Inc. (a)	322	121,072
		357,611
Industrials 7.7%
CoStar Group, Inc. (a)	131	76,789
Honeywell International Inc.	138	18,469
Raytheon Company	238	31,242
Roper Technologies, Inc.	122	38,075
TransDigm Group Inc. (b)	68	21,855
TransUnion	606	40,077
Waste Management, Inc.	270	24,972
		251,479
Financials 5.2%
CME Group Inc.	339	58,685
S&P Global Inc. (b)	366	89,741
Shopify Inc. - Class A (a)	49	20,294
		168,720
Real Estate 2.9%
ProLogis Inc.	279	22,428
SBA Communications Corporation	269	72,611
		95,039
Materials 2.7%
Ball Corporation	616	39,835
Sherwin-Williams Co. (b)	108	49,605
		89,440
Consumer Staples 0.8%
Constellation Brands, Inc. - Class A	192	27,479
Total Common Stocks (cost $2,514,747)		3,198,177
PREFERRED STOCKS 0.2%
Information Technology 0.2%
Palantir Technologies Inc. - Series I (a) (c) (d)	1,246	6,879
Total Preferred Stocks (cost $7,639)		6,879
SHORT TERM INVESTMENTS 2.4%
Investment Companies 1.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	56,688	56,688
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	21,138	21,138
Total Short Term Investments (cost $77,826)		77,826
Total Investments 100.2% (cost $2,600,212)		3,282,882
Other Assets and Liabilities, Net (0.2)%		(6,927)
Total Net Assets 100.0%		3,275,955

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/BlackRock Large Cap Select Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Palantir Technologies Inc. - Series I	02/07/14	7,639	6,879	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Boston Partners Global Long Short Equity Fund
COMMON STOCKS 96.0%
Financials 19.3%
American Express Company (a)	67	5,769
American International Group, Inc.	89	2,160
Aviva PLC	723	2,386
AXA SA	142	2,444
AXIS Capital Holdings Limited	77	2,957
Berkshire Hathaway Inc. - Class B (a) (b)	44	8,042
BNP Paribas SA	84	2,540
Citigroup Inc. (a)	104	4,369
DBS Group Holdings Ltd.	142	1,842
Direct Line Insurance Limited	885	3,245
Erste Group Bank AG	81	1,516
Everest Re Group, Ltd. (a)	13	2,478
Fairfax Financial Holdings Ltd.	9	2,838
Hana Financial Group Inc.	74	1,388
Huntington Bancshares Incorporated	253	2,078
KB Financial Group Inc.	92	2,590
RSA Insurance Group PLC	337	1,751
Sampo Oyj - Class A	81	2,380
The Allstate Corporation (c)	45	4,167
The Goldman Sachs Group, Inc.	19	2,905
United Overseas Bank Ltd.	197	2,673
		62,518
Information Technology 18.9%
Amadeus IT Group SA	34	1,604
Capgemini SA	68	5,702
CDK Global, Inc.	53	1,757
ChipMOS Technologies Inc.	3,807	3,306
Cisco Systems, Inc. (a) (c)	46	1,824
Hitachi Ltd.	139	4,031
Hon Hai Precision Industry Co. Ltd.	1,023	2,354
Micron Technology, Inc. (b)	87	3,653
Microsoft Corporation (a) (c)	74	11,646
Novatek Microelectronics Corp.	308	1,748
NXP Semiconductors N.V.	19	1,548
Oracle Corporation (a) (c)	84	4,075
SAP SE	46	5,109
Science Applications International Corp.	49	3,631
STMicroelectronics NV	171	3,692
SYNNEX Corporation (a)	29	2,104
VMware Inc. - Class A (b)	28	3,348
		61,132
Health Care 13.3%
Bausch Health Companies Inc. (b)	68	1,057
Boston Scientific Corporation (b)	100	3,261
Change Healthcare Inc. (b)	24	239
Cigna Holding Company (a)	37	6,568
CVS Health Corporation (a)	85	5,060
Gilead Sciences, Inc. (c)	39	2,916
Laboratory Corporation of America Holdings (a) (b)	18	2,308
McKesson Corporation	11	1,548
Medtronic Public Limited Company	32	2,892
Novartis AG	92	7,590
Novo Nordisk A/S - Class B	35	2,122
Pfizer Inc. (a)	164	5,356
Zimmer Biomet Holdings, Inc.	20	1,983
		42,900
Industrials 9.6%
Brenntag AG	84	3,113
Eaton Corporation Public Limited Company (a)	30	2,342
Hitachi Construction Machinery Co. Ltd. (d)	57	1,143
Kamigumi Co. Ltd.	97	1,631
Kansas City Southern	10	1,314
Leonardo S.p.A.	414	2,752
Owens Corning Inc. (a)	111	4,314
Siemens AG	55	4,696
Spirit Aerosystems Holdings Inc. - Class A	38	910
United Parcel Service Inc. - Class B (a) (c)	62	5,784
VINCI	39	3,227
		31,226
Communication Services 7.8%
Activision Blizzard, Inc.	68	4,066
Alphabet Inc. - Class C (a) (b)	4	4,591
Comcast Corporation - Class A (a) (c)	79	2,710
Electronic Arts Inc. (b) (c)	44	4,442
Hellenic Telecommunications Organization SA	105	1,271
KT Corp - ADR (a)	419	3,262
Nexstar Media Group, Inc. - Class A	33	1,910
Nippon Telegraph & Telephone Corp.	120	2,876
		25,128
Consumer Discretionary 7.4%
Accor SA	71	1,937
Bandai Namco Holdings Inc.	27	1,304
Foot Locker, Inc.	66	1,462
Lennar Corporation - Class A	44	1,679
Mohawk Industries Inc. (a) (b)	23	1,719
Panasonic Corp.	230	1,750
Persimmon Public Limited Company	65	1,539
Peugeot SA	76	1,015
Sony Corp.	134	7,966
Topsports International Holdings Limited	1,317	1,379
Wynn Macau, Limited	1,498	2,252
		24,002
Materials 6.9%
CF Industries Holdings Inc.	25	671
Corteva, Inc. (a)	136	3,190
CRH public limited company	121	3,270
DuPont de Nemours, Inc.	81	2,774
Glencore PLC	638	968
HeidelbergCement AG	57	2,440
MOS Holdings Inc. (a)	116	1,256
Newmont Corporation	105	4,776
Yamana Gold Inc. (d)	1,124	3,091
		22,436
Consumer Staples 6.9%
Associated British Foods PLC	38	855
Coca-Cola European Partners PLC (c)	103	3,851
Nomad Foods Limited (a) (b)	140	2,604
Seven & I Holdings Co., Ltd.	71	2,370
Tesco PLC	2,014	5,690
Tyson Foods Inc. - Class A	56	3,266
WH Group Limited	3,804	3,555
		22,191
Energy 3.6%
Diamondback Energy, Inc.	57	1,496
Frontline Ltd.	287	2,783
Marathon Petroleum Corporation (a)	150	3,549
Parsley Energy Inc. - Class A (a)	231	1,325
Total SA (d)	67	2,567
		11,720
Utilities 1.4%
Vistra Energy Corp. (a)	284	4,538
Real Estate 0.9%
CK Asset Holdings Limited	544	3,068
Total Common Stocks (cost $384,221)		310,859
SHORT TERM INVESTMENTS 4.4%
Investment Companies 3.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	10,182	10,182
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	3,969	3,969
Total Short Term Investments (cost $14,151)		14,151
Total Investments 100.4% (cost $398,372)		325,010
Total Securities Sold Short (31.2)% (proceeds $112,780)		(101,129)
Other Derivative Instruments (0.9)%		(2,895)
Other Assets and Liabilities, Net 31.7%		102,712
Total Net Assets 100.0%		323,698

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) All or a portion of the security is subject to a written call option.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(d) All or a portion of the security was on loan as of March 31, 2020.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (31.2%)
COMMON STOCKS (31.2%)
Industrials (5.8%)
AAON, Inc.	(29)	(1,389)
AO Smith Corp.	(29)	(1,093)
Durr Aktiengesellschaft	(67)	(1,375)
Flughafen Zurich AG	(8)	(946)
John Bean Technologies Corp.	(15)	(1,124)
Komax Holding AG	(6)	(955)
MTR Corp.	(461)	(2,379)
Nidec Corp.	(20)	(1,036)
Renishaw P L C	(37)	(1,462)
Ryanair Holdings Public Limited Company	(60)	(600)
Singapore Airport Terminal Services Ltd.	(915)	(2,030)
SiteOne Landscape Supply, Inc.	(17)	(1,278)
TransDigm Group Inc.	(2)	(783)
Trex Company, Inc.	(17)	(1,365)
Trinity Industries Inc.	(70)	(1,118)
		(18,933)
Financials (5.2%)
BOK Financial Corporation	(18)	(750)
Commonwealth Bank of Australia	(17)	(639)
Community Bank System Inc.	(29)	(1,715)
Deutsche Bank Aktiengesellschaft	(174)	(1,132)
Hamilton Lane Inc. - Class A	(16)	(911)
Hiscox Ltd.	(51)	(583)
K.K.R. Co., Inc.	(30)	(699)
RLI Corp.	(15)	(1,364)
Seven Bank, Ltd.	(501)	(1,292)
Shopify Inc. - Class A	(5)	(2,261)
Sony Financial Holdings Inc.	(58)	(975)
Standard Chartered PLC	(180)	(988)
Swiss Life Holding AG	(2)	(675)
Trustmark Corp.	(53)	(1,242)
Westamerica Bancorp	(26)	(1,556)
		(16,782)
Consumer Discretionary (4.4%)
Carvana Co. - Class A	(21)	(1,147)
Choice Hotels International Inc.	(22)	(1,335)
Ferrari N.V.	(8)	(1,291)
Flight Centre Ltd. (a)	(65)	(398)
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A."	(82)	(607)
Gestamp Automocion, S.A.	(184)	(469)
Grubhub Holdings Inc.	(17)	(705)
Hermes International SCA	(2)	(1,434)
McDonald's Holdings Co. Japan Ltd.	(18)	(793)
MGM China Holdings Limited	(858)	(874)
Nissan Motor Co., Ltd.	(168)	(552)
Pinduoduo Inc. - ADR	(45)	(1,621)
Tesla Inc.	(3)	(1,659)
Xinyi Glass Holdings Limited	(560)	(642)
Zalando SE	(19)	(714)
		(14,241)
Information Technology (3.8%)
Appian Corporation - Class A	(29)	(1,150)
Blackline, Inc.	(14)	(764)
Cognex Corp.	(19)	(789)
Guidewire Software, Inc.	(10)	(800)
HubSpot Inc.	(7)	(969)
Liveramp, Inc.	(31)	(1,024)
MongoDB, Inc. - Class A	(9)	(1,221)
Power Integrations Inc.	(13)	(1,192)
Q2 Holdings, Inc.	(19)	(1,101)
Seiko Epson Corp.	(118)	(1,272)
Semiconductor Manufacturing International Corporation	(386)	(603)
Slack Technologies, Inc. - Class A	(35)	(952)
Wisetech Global Limited	(61)	(634)
		(12,471)
Consumer Staples (3.8%)
Beiersdorf AG	(14)	(1,404)
Cal-Maine Foods Inc.	(26)	(1,132)
Campbell Soup Company	(22)	(1,009)
Casey's General Stores Inc.	(7)	(972)
Freshpet Inc.	(15)	(954)
Hormel Foods Corp.	(57)	(2,650)
Kao Corp.	(24)	(1,929)
Kose Corp.	(18)	(2,247)
		(12,297)
Materials (3.3%)
Amcor Plc	(217)	(1,763)
Croda International Public Limited Company	(16)	(834)
Ecolab Inc.	(5)	(742)
Ferro Corporation	(131)	(1,228)
International Flavors & Fragrances Inc.	(23)	(2,343)
Mitsubishi Chemical Holdings Corporation	(246)	(1,458)
Mitsui Chemicals Inc.	(81)	(1,541)
UACJ Corporation	(48)	(688)
		(10,597)
Health Care (1.8%)
ABIOMED, Inc.	(7)	(961)
Align Technology, Inc.	(7)	(1,266)
Allogene Therapeutics, Inc.	(36)	(706)
Glaukos Corp.	(26)	(789)
Livongo Health, Inc.	(21)	(612)
Tabula Rasa HealthCare Inc.	(27)	(1,418)
		(5,752)
Communication Services (1.3%)
Netflix, Inc.	(3)	(1,156)
Roku Inc. - Class A	(8)	(724)
Take-Two Interactive Software Inc.	(10)	(1,245)
Zillow Group, Inc. - Class A	(37)	(1,251)
		(4,376)
Utilities (0.7%)
HK Electric Investments Limited	(993)	(954)
Hong Kong & China Gas Co. Ltd.	(797)	(1,308)
		(2,262)
Real Estate (0.7%)
Gecina SA	(9)	(1,137)
Public Storage	(5)	(1,045)
		(2,182)
Energy (0.4%)
Hess Corporation	(37)	(1,236)
Total Common Stocks (proceeds $112,780)		(101,129)
Total Securities Sold Short (31.2%) (proceeds $112,780)		(101,129)

(a) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Cisco Systems, Inc.	Call	45.00	04/17/20	295	(2)
Coca-Cola European Partners PLC	Call	45.00	08/21/20	480	(98)
Comcast Corporation	Call	40.00	10/16/20	570	(103)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Boston Partners Global Long Short Equity Fund — Exchange Traded Written Options (continued)
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Electronic Arts Inc.	Call	90.00	09/18/20	251	(424)
Gilead Sciences, Inc.	Call	75.00	08/21/20	347	(317)
Microsoft Corporation	Call	180.00	09/18/20	158	(104)
Oracle Corporation	Call	50.00	09/18/20	599	(279)
The Allstate Corporation	Call	90.00	10/16/20	198	(250)
United Parcel Service, Inc.	Call	92.50	06/19/20	328	(292)
					(1,869)

JNL/Boston Partners Global Long Short Equity Fund — OTC Contracts for Difference
Reference Entity[2]	Counter-party	Financing Fee[2]	Expiration	Contracts[1] Long (Short)	Notional[1]		Unrealized Appreciation (Depreciation) ($)
Airports of Thailand Public Company Limited (E)	MSC	Federal Funds Effective Rate -4.00% (M)	TBD	(501,700)		(768)	(8)
BYD Company Limited (E)	GSC	1M HIBOR +0.40% (M)	TBD	(129,500)	HKD	(5,031)	(29)
Canon Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(75,200)	JPY	(159,800)	(233)
CD Projekt S.A. (E)	GSC	Federal Funds Effective Rate -0.40% (M)	TBD	(12,617)		(829)	(52)
Celltrion Inc. (E)	GSC	Federal Funds Effective Rate +0.00% (M)	TBD	(6,082)		(822)	(323)
Cogent Communications Group, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(16,224)		(1,383)	42
Eurofins Scientific SE (E)	GSC	1W Euribor +0.00% (M)	TBD	(2,795)	EUR	(1,310)	54
First Financial Bankshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(44,531)		(1,174)	(27)
HIWIN Technologies Corp. (E)	MBL	Federal Funds Effective Rate -3.50% (M)	TBD	(115,830)		(793)	24
Iron Mountain Incorporated (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(54,686)		(1,469)	134
Japan Tobacco Inc. (E)	GSC	Tokyo Overnight Average Rate -0.45% (M)	TBD	(68,100)	JPY	(140,490)	42
Just Eat Takeaway.Com N.V. (E)	GSC	1W Euribor -0.40% (M)	TBD	(10,729)	EUR	(772)	39
Prosperity Bancshares, Inc. (E)	GSC	Federal Funds Effective Rate -0.25% (M)	TBD	(19,842)		(1,126)	160
Rolls-Royce Holdings plc (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(118,241)	GBP	(459)	70
Spectris PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(40,918)	GBP	(930)	(94)
Stadler Rail AG (E)	MSC	1M Swiss Franc LIBOR -0.88% (M)	TBD	(27,864)	CHF	(1,095)	(158)
TC Energy Corporation (E)	GSC	Canada 1M Bankers' Acceptances Rate -0.25% (M)	TBD	(48,842)	CAD	(2,611)	(371)
Whitbread PLC (E)	GSC	Sterling Overnight Index Average -0.40% (M)	TBD	(21,869)	GBP	(509)	(191)
Wirecard AG (E)	GSC	1W Euribor -3.50% (M)	TBD	(6,511)	EUR	(565)	(129)
Woodside Petroleum Ltd. (E)	GSC	RBA Interbank Overnight Cash Rate -0.50% (M)	TBD	(57,909)	AUD	(1,094)	24
							(1,026)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Causeway International Value Select Fund
COMMON STOCKS 92.0%
United Kingdom 21.5%
AstraZeneca PLC	223	20,111
Aviva PLC	3,592	11,849
Barclays PLC	21,896	25,262
BP P.L.C.	2,127	8,885
British American Tobacco P.L.C.	926	31,605
Coca-Cola European Partners PLC	127	4,761
Compass Group PLC	343	5,373
Diageo PLC	6	184
Johnson Matthey PLC	358	7,939
Linde Public Limited Company	162	28,435
Micro Focus International PLC	872	4,312
Relx PLC	945	20,297
Rio Tinto PLC	111	5,109
Rolls-Royce Holdings plc (a)	4,879	20,529
SSE PLC	622	10,092
Vodafone Group Public Limited Company	14,738	20,486
		225,229
Germany 16.5%
Allianz SE	38	6,461
BASF SE	813	38,715
Bayer AG	367	21,194
Deutsche Post AG	950	25,809
Infineon Technologies AG	1,220	17,538
RWE AG	185	4,839
SAP SE	236	26,211
Siemens AG	374	31,789
		172,556
Japan 11.8%
Fanuc Ltd.	262	35,284
Komatsu Ltd.	608	9,939
Murata Manufacturing Co. Ltd.	352	17,850
Sompo Holdings, Inc.	260	8,040
Sumitomo Mitsui Financial Group Inc. (b)	635	15,285
Takeda Pharmaceutical Co. Ltd.	1,236	37,560
		123,958
Switzerland 10.3%
ABB Ltd.	1,931	33,620
Compagnie Financiere Richemont SA	399	21,623
Novartis AG	407	33,504
Roche Holding AG	59	19,274
		108,021
France 6.9%
BNP Paribas SA	695	20,898
Carrefour SA	925	14,700
Danone	271	17,433
Safran	11	924
Total SA (b)	456	17,419
VINCI	15	1,257
		72,631
China 6.6%
Baidu, Inc. - Class A - ADR (a)	279	28,076
Beijing Capital International Airport Co. Ltd. - Class H	7,660	4,866
China Merchants Holdings International Co. Ltd.	1,001	1,139
China Mobile Ltd.	4,005	29,974
Sinopharm Group Co. Ltd. - Class H	2,185	4,906
		68,961
South Korea 5.4%
Samsung Electronics Co. Ltd.	951	36,945
SK Telecom Co. Ltd.	134	19,354
		56,299
Italy 3.4%
UniCredit S.p.A.	4,513	35,217
Netherlands 3.3%
Akzo Nobel N.V.	306	19,945
ING Groep N.V.	2,778	14,455
		34,400
Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	3,738	11,789
CaixaBank, S.A.	5,148	9,549
		21,338
Ireland 1.9%
Ryanair Holdings Plc - ADR (a)	369	19,613
Canada 1.7%
Canadian Imperial Bank of Commerce (b)	139	8,095
Manulife Financial Corp.	805	10,104
		18,199
Sweden 0.4%
Swedbank AB - Class A	353	3,920
Mexico 0.3%
Grupo Financiero Banorte SAB de CV - Class O	1,353	3,725
United States of America 0.0%
Ovintiv Canada ULC (b)	174	478
Total Common Stocks (cost $1,341,280)		964,545
PREFERRED STOCKS 4.2%
Germany 4.2%
Volkswagen AG (c)	370	43,591
Total Preferred Stocks (cost $59,128)		43,591
SHORT TERM INVESTMENTS 5.9%
Securities Lending Collateral 3.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	31,083	31,083
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	30,790	30,790
Total Short Term Investments (cost $61,873)		61,873
Total Investments 102.1% (cost $1,462,281)		1,070,009
Other Assets and Liabilities, Net (2.1)%		(21,977)
Total Net Assets 100.0%		1,048,032

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/ClearBridge Large Cap Growth Fund
COMMON STOCKS 97.5%
Information Technology 35.6%
Adobe Inc. (a)	105	33,280
Akamai Technologies, Inc. (a)	271	24,820
Apple Inc.	169	43,042
Fidelity National Information Services, Inc.	144	17,514
IHS Markit Ltd.	297	17,847
Microsoft Corporation	406	63,957
Nutanix, Inc. - Class A (a) (b)	365	5,771
NVIDIA Corporation	95	25,053
Palo Alto Networks, Inc. (a)	74	12,104
Qualcomm Incorporated	297	20,102
Salesforce.Com, Inc. (a)	122	17,541
Splunk Inc. (a)	141	17,810
Texas Instruments Incorporated	130	12,975
Visa Inc. - Class A	288	46,378
VMware Inc. - Class A (a)	118	14,345
		372,539
Consumer Discretionary 15.1%
Advance Auto Parts, Inc.	120	11,177
Alibaba Group Holding Limited - ADS (a)	111	21,522
Amazon.com, Inc. (a)	44	85,019
Aptiv PLC	134	6,611
Booking Holdings Inc. (a)	9	12,554
The Home Depot, Inc.	114	21,200
		158,083
Communication Services 14.6%
Alphabet Inc. - Class A (a)	11	12,934
Alphabet Inc. - Class C (a)	28	32,617
Comcast Corporation - Class A	611	20,990
Facebook, Inc. - Class A (a)	307	51,291
Uber Technologies, Inc. (a)	503	14,042
Walt Disney Co.	218	21,069
		152,943
Health Care 13.4%
Alcon AG (a)	88	4,494
Alexion Pharmaceuticals, Inc. (a)	156	14,044
Amgen Inc.	83	16,792
BioMarin Pharmaceutical Inc. (a)	150	12,637
Thermo Fisher Scientific Inc.	98	27,896
UnitedHealth Group Incorporated	143	35,726
Zoetis Inc. - Class A	244	28,731
		140,320
Industrials 7.8%
C.H. Robinson Worldwide, Inc.	109	7,209
Honeywell International Inc.	142	18,979
United Parcel Service Inc. - Class B	231	21,549
United Technologies Corporation	184	17,405
W. W. Grainger, Inc.	67	16,599
		81,741
Consumer Staples 3.9%
Anheuser-Busch InBev - ADR (b)	225	9,921
Costco Wholesale Corporation	71	20,143
Monster Beverage 1990 Corporation (a)	189	10,613
		40,677
Financials 2.7%
American Express Company	193	16,484
The Charles Schwab Corporation	337	11,334
		27,818
Real Estate 2.2%
Equinix, Inc.	36	22,787
Materials 1.5%
Ecolab Inc.	104	16,157
Energy 0.7%
Pioneer Natural Resources Co.	96	6,758
Total Common Stocks (cost $995,122)		1,019,823
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	24,635	24,635
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	10,831	10,831
Total Short Term Investments (cost $35,466)		35,466
Total Investments 100.9% (cost $1,030,588)		1,055,289
Other Assets and Liabilities, Net (0.9)%		(9,697)
Total Net Assets 100.0%		1,045,592

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Crescent High Income Fund
CORPORATE BONDS AND NOTES 44.8%
Communication Services 8.6%
Altice France
7.38%, 05/01/26 (a)	2,500	2,522
6.00%, 02/15/28 (a)	2,000	1,744
AMC Networks, Inc.
5.00%, 04/01/24	2,500	2,433
CenturyLink, Inc.
7.50%, 04/01/24	1,925	2,106
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	1,063	914
DISH DBS Corporation
5.88%, 11/15/24	7,000	6,805
Sprint Corporation
7.25%, 09/15/21	5,500	5,672
7.13%, 06/15/24	750	822
T-Mobile USA, Inc.
6.00%, 03/01/23 - 04/15/24	3,800	3,840
Townsquare Media, Inc.
6.50%, 04/01/23 (a)	2,150	2,078
Univision Communications Inc.
5.13%, 05/15/23 (a) (b)	1,500	1,314
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (a) (b)	2,547	2,326
Zayo Group, LLC
6.38%, 05/15/25	2,250	2,287
		34,863
Financials 7.2%
Ally Financial Inc.
5.75%, 11/20/25 (b)	2,000	1,957
Cemex Finance LLC
6.00%, 04/01/24 (a)	487	426
Commscope Finance LLC
6.00%, 03/01/26 (a)	1,425	1,426
Genworth Holdings, Inc.
4.90%, 08/15/23 (b)	2,000	1,760
Herbalife International, Inc.
7.25%, 08/15/26 (a)	3,000	2,550
Icahn Enterprises L.P.
6.38%, 12/15/25	2,400	2,301
Intesa Sanpaolo S.p.A.
5.02%, 06/26/24 (a)	2,000	2,018
Ladder Capital Finance Holdings LLLP
5.25%, 10/01/25 (a)	1,250	1,030
Oxford Finance LLC
6.38%, 12/15/22 (a)	1,500	1,477
SLM Corporation
6.13%, 03/25/24 (b)	6,175	5,845
Springleaf Finance Corporation
5.63%, 03/15/23	2,250	2,201
7.13%, 03/15/26	4,375	4,306
Wand Merger Corporation
8.13%, 07/15/23 (a)	1,750	1,713
		29,010
Consumer Discretionary 6.5%
Adient US LLC
7.00%, 05/15/26 (a) (b)	1,000	926
Allied Universal Holdco LLC
9.75%, 07/15/27 (a)	1,250	1,177
AMC Entertainment Holdings, Inc.
5.75%, 06/15/25	1,500	637
Cinemark USA, Inc.
4.88%, 06/01/23	1,500	1,120
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (a)	1,500	1,082
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,250	1,191
International Game Technology PLC
6.50%, 02/15/25 (a)	1,750	1,544
L Brands, Inc.
5.63%, 10/15/23	1,750	1,454
Lennar Corporation
5.25%, 06/01/26	2,000	1,988
Mattel, Inc.
6.75%, 12/31/25 (a)	2,000	2,039
MGM Resorts International
5.75%, 06/15/25	2,297	2,056
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (a)	400	373
8.50%, 05/15/27 (a)	500	436
QVC, Inc.
4.75%, 02/15/27	2,000	1,771
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	3,250	3,133
Staples, Inc.
7.50%, 04/15/26 (a)	2,250	1,987
Wyndham Destinations, Inc.
5.40%, 04/01/24 (c)	2,400	2,038
Wynn Las Vegas, LLC
4.25%, 05/30/23 (a)	1,225	1,111
		26,063
Industrials 5.7%
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (a)	1,750	1,694
Bombardier Inc.
6.00%, 10/15/22 (a)	2,925	2,194
7.50%, 12/01/24 - 03/15/25 (a)	2,500	1,716
Hertz Vehicle Financing II LP
5.50%, 10/15/24 (a)	2,950	1,687
Howmet Aerospace Inc.
5.13%, 10/01/24 (b)	2,500	2,447
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	2,500	2,451
Stericycle, Inc.
5.38%, 07/15/24 (a)	1,375	1,360
The ADT Security Corporation
4.13%, 06/15/23	1,500	1,474
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	500	471
TransDigm Inc.
6.25%, 03/15/26 (a)	1,000	995
United Airlines Holdings, Inc.
4.88%, 01/15/25 (b)	4,500	3,870
XPO Logistics, Inc.
6.13%, 09/01/23 (a)	1,075	1,041
6.75%, 08/15/24 (a)	1,425	1,396
		22,796
Health Care 4.9%
Bausch Health Companies Inc.
6.13%, 04/15/25 (a)	5,025	4,980
Community Health Systems, Inc.
6.25%, 03/31/23	3,300	3,138
6.63%, 02/15/25 (a)	2,100	1,969
Mednax, Inc.
5.25%, 12/01/23 (a)	1,500	1,222
Tenet Healthcare Corporation
5.13%, 05/01/25	500	478
6.25%, 02/01/27 (a)	8,025	7,823
		19,610
Energy 4.6%
Aker BP ASA
4.75%, 06/15/24 (a)	950	799
Antero Resources Corporation
5.13%, 12/01/22	2,175	1,172
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	2,025	1,083
Buckeye Partners, L.P.
4.35%, 10/15/24	1,750	1,468
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	1,500	1,380
Crestwood Midstream Partners LP
5.63%, 05/01/27 (a)	1,000	549
DCP Midstream Operating, LP
5.38%, 07/15/25	3,250	2,200

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Denbury Resources Inc.
9.00%, 05/15/21 (a)	1,000	293
Energy Transfer LP
5.25%, 04/15/29	1,000	846
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	2,125	1,524
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (a)	900	420
Murphy Oil Corporation
6.88%, 08/15/24	1,500	880
QEP Resources, Inc.
5.25%, 05/01/23	2,000	779
Sunoco LP
4.88%, 01/15/23	1,500	1,440
5.50%, 02/15/26	1,500	1,298
Targa Resource Corporation
5.25%, 05/01/23	1,250	1,079
Weatherford International Ltd.
11.00%, 12/01/24 (a)	2,000	1,201
Whiting Petroleum Corporation
6.25%, 04/01/23	1,125	96
		18,507
Materials 3.7%
ARD Finance S.A.
6.50%, 06/30/27 (a) (d)	2,000	1,745
Berry Global Escrow Corporation
5.63%, 07/15/27 (a)	1,125	1,163
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (a)	1,500	1,364
Freeport-McMoRan Inc.
5.00%, 09/01/27	5,000	4,647
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (a)	3,000	2,759
7.25%, 04/15/25 (a)	1,250	964
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (a)	1,500	1,410
The Chemours Company
6.63%, 05/15/23	1,000	849
		14,901
Consumer Staples 1.2%
Avon Products, Inc.
7.00%, 03/15/23 (c)	1,250	1,042
Cott Holdings Inc.
5.50%, 04/01/25 (a)	1,500	1,453
Post Holdings, Inc.
5.75%, 03/01/27 (a)	2,500	2,561
		5,056
Real Estate 1.1%
Iron Mountain US Holdings, Inc.
5.38%, 06/01/26 (a)	1,750	1,723
iStar Inc.
4.75%, 10/01/24	350	294
SBA Communications Corporation
3.88%, 02/15/27 (a)	2,500	2,509
		4,526
Information Technology 0.9%
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	750	687
Xerox Corporation
3.80%, 05/15/24	3,000	2,842
		3,529
Utilities 0.4%
The AES Corporation
4.50%, 03/15/23	1,600	1,568
Total Corporate Bonds And Notes (cost $206,854)		180,429
SENIOR LOAN INTERESTS 3.5%
Consumer Discretionary 1.3%
California Pizza Kitchen, Inc.
2016 Term Loan, 7.62%, (3M LIBOR + 6.00%), 12/31/22 (e)	1,048	499
2016 2nd Lien Term Loan, 11.62%, (3M LIBOR + 10.00%), 08/23/23 (e)	230	49
Comet Acquisition, Inc.
2nd Lien Term Loan, 9.11%, (3M LIBOR + 7.50%), 10/23/26 (e) (f)	530	397
Kettle Cuisine, LLC
2018 Term Loan , 5.36%, (1M LIBOR + 3.75%), 08/22/25 (e)	1,259	1,031
Playpower, Inc.
2019 Term Loan, 7.46%, (3M LIBOR + 5.50%), 04/26/26 (e) (f)	1,692	1,480
SHO Holding I Corporation
Term Loan, 6.78%, (3M LIBOR + 5.00%), 10/27/22 (e) (f)	1,176	905
TGP Holdings III, LLC
2018 1st Lien Term Loan, 6.03%, (3M LIBOR + 4.25%), 09/21/24 (e)	788	583
2nd Lien Term Loan, 10.28%, (3M LIBOR + 8.50%), 09/16/25 (e) (f)	210	149
		5,093
Health Care 0.8%
Avalign Technologies, Inc.
2018 Term Loan B, 6.26%, (1M LIBOR + 4.50%), 12/19/25 (e) (f)	1,116	893
PPT Management Holdings, LLC
Term Loan, 7.58%, (1M LIBOR + 6.00%), 12/16/22 (e) (f)	1,664	1,399
Zest Acquisition Corp.
2018 1st Lien Term Loan, 4.30%, (1M LIBOR + 3.50%), 03/08/25 (e)	992	860
		3,152
Financials 0.6%
ASP MCS Acquisition Corp.
Term Loan B, 5.75%, (6M LIBOR + 4.75%), 05/09/24 (e)	541	184
GGC Aperio Holdings, L.P.
Term Loan, 6.94%, (3M LIBOR + 5.00%), 12/31/35 (e) (f)	1,288	1,298
GK Holdings, Inc.
1st Lien Term Loan, 7.94%, (3M LIBOR + 6.00%), 01/29/21 (e) (f)	1,447	984
		2,466
Industrials 0.3%
API Technologies Corp.
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 05/15/26 (e)	1,045	836
CareerBuilder, LLC
Term Loan, 8.35%, (3M LIBOR + 6.75%), 08/27/23 (e) (f)	392	353
		1,189
Communication Services 0.3%
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (g) (h)	1,444	1,077
Materials 0.2%
Wheel Pros, LLC
1st Lien Term Loan, 6.35%, (1M LIBOR + 4.75%), 04/04/25 (e) (f)	1,319	923
Consumer Staples 0.0%
PFS Holding Corporation
2nd Lien Term Loan, 9.03%, (3M LIBOR + 7.25%), 01/31/22 (e) (f)	751	38
Energy 0.0%
Gavilan Resources, LLC
2nd Lien Term Loan, 6.99%, (1M LIBOR + 6.00%), 02/24/24 (e)	5	—
Total Senior Loan Interests (cost $18,810)		13,938
COMMON STOCKS 0.0%
Energy 0.0%
Ascent Resources - Marcellus, LLC (f) (g)	5	7
Total Common Stocks (cost $16)		7
WARRANTS 0.0%
Ascent Resources - Marcellus, LLC - 2nd Lien A (f) (g)	34	3
Ascent Resources - Marcellus, LLC - 2nd Lien B (f) (g)	26	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Jones Energy, Inc. (g) (i)	9	—
Total Warrants (cost $10)		4
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (f) (g) (j)	2	—
T-Mobile USA, Inc. (f) (g) (j)	175	—
T-Mobile USA, Inc. (f) (g) (j)	3,600	—
T-Mobile USA, Inc. (f) (g) (j)	102	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 44.0%
Investment Companies 36.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (k) (l)	148,788	148,788
Securities Lending Collateral 5.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (k) (l)	22,606	22,606
U.S. Treasury Bill 1.5%
Treasury, United States Department of
0.74%, 04/07/20 (m)	6,000	5,999
Total Short Term Investments (cost $177,393)		177,393
Total Investments 92.3% (cost $403,083)		371,771
Other Assets and Liabilities, Net 7.7%		31,132
Total Net Assets 100.0%		402,903

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $90,552 and 22.5% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Non-income producing security.

(h) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(m) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DFA International Core Equity Fund
COMMON STOCKS 97.4%
Japan 25.6%
Adastria Co. Ltd.	1	11
Adeka Corporation	2	19
Advantest Corporation (a)	1	36
AEON Co. Ltd.	2	40
Aeon Delight Co.,Ltd.	1	24
AEON Financial Service Co. Ltd.	1	15
AEON Mall Co. Ltd. (a)	1	18
Aichi Steel Corporation	1	14
Aida Engineering,Ltd.	2	15
AIFUL Corporation (b)	5	12
Ain Holdings Inc	—	23
Air Water Inc.	2	23
Aisin Seiki Co. Ltd.	2	39
Ajinomoto Co. Inc.	1	22
Alfresa Holdings Corp.	1	17
All Nippon Airways Co. Ltd.	1	17
ALPS Alpine Co. Ltd. (a)	2	20
Amada Co. Ltd.	2	16
AMANO Corporation	1	18
Anritsu Corporation (a)	1	24
AOKI Holdings Inc.	3	18
Aoyama Trading Co., Ltd. (a)	2	15
Aozora Bank, Ltd.	1	21
Arata Corporation	1	30
ArcLand Sakamoto Co., Ltd.	2	15
ARCS Company, Ltd	1	14
Arisawa Manufacturing Co., Ltd. (a)	2	12
Asahi Breweries Ltd.	1	36
Asahi Glass Co. Ltd.	1	12
Asahi Holdings, Inc.	1	23
Asahi Intecc Co., Ltd.	1	20
Asahi Kasei Corp.	7	49
Asics Corp.	2	19
Astellas Pharma Inc.	4	65
Autobacs Seven Co., Ltd.	1	8
Avex Inc.	1	9
Bandai Namco Holdings Inc. (a)	1	24
Bando Chemical Industries, Ltd.	1	7
Bank of Kyoto Ltd.	1	19
Bank of The Ryukyus, Limited	1	12
BayCurrent Consulting , Inc.	1	28
Belc CO., LTD.	—	16
Bellsystem24 Holdings, Inc.	2	17
Benesse Holdings Inc.	1	23
Bengo4.com, Inc. (b)	1	20
Bic Camera Inc. (a)	2	18
BML Inc.	1	16
BrainPad Inc. (b)	—	16
Bridgestone Corp.	3	77
Broadleaf Co.,Ltd.	4	16
Brother Industries Ltd.	2	27
Bunka Shutter Co. Ltd.	2	12
Calbee,Inc.	1	22
Canon Inc. (a)	1	26
Canon Marketing Japan Inc.	1	10
Casio Computer Co. Ltd.	1	18
Cawachi Limited	1	22
Central Glass Co., Ltd.	1	19
Central Japan Railway Co.	—	32
China Bank Ltd.	4	19
Chiyoda Co., Ltd.	1	11
ChubuShiryo Co., Ltd.	1	13
Chudenko Corporation (a)	1	20
Chugai Pharmaceutical Co. Ltd.	—	35
Chugoku Electric Power Co. Inc. (a)	1	20
Citizen Watch Co., Ltd.	5	16
CMK Corporation (b)	2	7
Coca-Cola Bottlers Japan Holdings Inc.	1	12
Colowide Co., Ltd. (a)	1	18
COMSYS Holdings Corporation (a)	1	21
Concordia Financial Group, Ltd.	6	18
Create SD Holdings.Co., Ltd	1	23
Credit Saison Co. Ltd.	2	22
CyberAgent Inc.	1	23
Dai Nippon Printing Co. Ltd. (a)	1	23
Daibiru Corp.	1	7
Daicel Corp.	3	22
Daido Metal Co., Ltd.	3	15
Daido Steel Co., Ltd.	1	19
Daifuke Co. Ltd.	—	25
Daiho Corp.	1	19
Daiichi Jitsugyo Co., Ltd.	1	22
Dai-ichi Life Holdings, Inc.	2	26
Daiichikosho Co., Ltd.	1	13
Daikin Industries Ltd.	—	36
DaikyoNishikawa Corporation	1	6
Dainippon Sumitomo Pharma Co. Ltd.	1	15
Daishi Hokuetsu Financial Group, Inc.	1	11
Daito Pharmaceutical Co.,Ltd.	1	19
Daito Trust Construction Co. Ltd.	—	37
Daiwa House Industry Co. Ltd.	3	79
Daiwa Securities Group Inc.	7	27
Daiwabo Holdings Co., Ltd.	1	24
Dena Co., Ltd. (a)	1	13
Denka Company Limited	1	15
Denso Corp.	2	51
Dentsu Inc. (a)	2	31
Dexerials Corporation	2	12
DIC Corp.	1	18
Doshisha Co., Ltd.	1	8
DOUTOR·NICHIRES Holdings Co., Ltd.	1	18
Dowa Holdings Co. Ltd.	1	18
DTS Corporation	1	10
East Japan Railway Co.	—	30
EBARA Corporation	1	13
Eisai Co. Ltd.	—	29
Elecom Co.,Ltd.	1	24
Electric Power Development Co., Ltd.	1	20
En-Japan Inc.	1	11
EPS Holdings Inc	1	15
Exedy Corp.	1	16
Ezaki Glico Co.,Ltd.	1	21
F.C.C. Co. Ltd.	1	16
Familymart Co., Ltd.	1	16
FANCL Corporation (a)	1	22
Fanuc Ltd.	—	27
Fast Retailing Co. Ltd.	—	41
Ferrotec Holdings Corporation	3	15
Financial Products Group Co.,Ltd.	2	8
FP Corporation	—	27
Fuji Electric Holdings Co. Ltd.	1	20
Fuji Media Holdings, Inc.	2	16
Fuji Oil Holdings Inc. (a)	1	19
Fuji Seal International, Inc.	1	18
FUJIFILM Holdings Corp. (a)	1	25
Fujikura Ltd.	4	10
Fujimori Kogyo Co., Ltd.	1	14
Fujisoft Incorporated	1	19
Fujitsu Ltd.	—	36
Fukuoka Financial Group, Inc.	2	21
Furukawa Co., Ltd.	2	16
Furukawa Electric Co., Ltd.	1	18
Futaba Corporation	2	17
Geo Holdings Corp. (a)	1	17
GMO Financial Holdings, Inc.	3	11
GMO Internet, Inc.	1	22
Goldwin Inc.	—	22
GREE, Inc.	5	19
GS Yuasa Corp.	1	12
GungHo Online Entertainment, Inc.	1	15
Gunze Limited	1	17
H.I.S.Co.,Ltd. (a)	1	12
H2O Retailing Corporation	2	15
Hakuhodo DY Holdings Incorporated	1	13
Hamakyorex Co.,Ltd.	1	12
Hamamatsu Photonics KK	1	25

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hankyu Hanshin Holdings Inc.	1	24
HANWA Co., Ltd.	1	14
Haseko Corp. (a)	4	41
Hazama Ando Corporation	3	18
Heiwa Corporation	1	21
Heiwado Co., Ltd.	1	23
Hiday Hidaka Corp.	1	13
HI-LEX Corporation	1	8
Hino Motors Ltd.	3	16
Hitachi Capital Corporation	1	19
Hitachi Construction Machinery Co. Ltd. (a)	1	22
Hitachi Ltd.	2	49
Hitachi Maxell, Ltd.	1	13
Hitachi Metals Ltd.	2	20
Hitachi Transport System, Ltd.	1	15
Hitachi Zosen Corporation	5	17
Hokkaido Electric Power Co., Inc.	2	9
Hokuriku Electric Power Company	2	13
Hokuto Corporation	1	19
Honda Motor Co. Ltd.	3	72
Hoshizaki Corporation	—	22
Hosiden Corporation.	2	14
House Foods Group Inc.	1	20
Hoya Corp.	1	68
Hulic Co. Ltd.	2	19
IBIDEN Co., Ltd.	1	22
Ichigo Inc.	5	11
Idec Corp.	1	18
Idemitsu Kosan Co., Ltd.	1	30
IHI Corp.	2	17
Iida Group Holdings Co., Ltd.	1	19
Infocom Corporation	1	23
Infomart Corporation	4	26
Inpex Corporation	8	43
Internet Initiative Japan Inc (a)	1	39
Isetan Mitsukoshi Holdings Ltd.	3	18
Ishihara Sangyo Kaisha, Ltd.	2	10
Isuzu Motors Ltd.	4	29
ITO EN, LTD.	1	26
ITOCHU Corp. (a)	2	37
Itoham Yonekyu Holdings Inc.	3	20
Iwatani Corporation	—	13
IZUMI Co., Ltd.	1	17
J Trust Co., Ltd. (a)	4	9
J.Front Retailing Co., Ltd.	2	18
JACCS Co., Ltd.	1	15
JAFCO Co., Ltd. (b)	1	16
Japan Airlines Co., Ltd (a)	2	29
Japan Airport Terminal Co. Ltd. (a)	—	15
Japan Aviation Electronics Industry Ltd.	2	19
Japan Elevator Service Holdings Co.,Ltd.	1	21
Japan Exchange Group Inc.	2	26
Japan Lifeline Co., Ltd. (a)	1	18
Japan Material Co.,Ltd.	2	21
Japan Petroleum Exploration Co., Ltd.	1	15
Japan Post Holdings Co., Ltd.	3	25
Japan Pulp and Paper Co., Ltd.	—	14
Japan Securities Finance Co., LTD	3	13
Japan Tobacco Inc. (a)	3	65
JCU Corporation	1	25
JEOL Ltd.	1	24
JFE Holdings Inc.	2	13
JGC Holding Corporation	2	17
Jins Holdings Inc.	—	22
JS Group Corp.	2	20
JSR Corp.	1	18
JTEKT Corp.	2	15
JustSystems Corporation	1	32
JVCKenwood Corporation	8	14
JXTG Holdings, Inc.	17	59
Kagome Co., Ltd.	1	26
Kajima Corp.	4	44
Kakaku.com Inc.	1	22
Kamakura Shinsho, Ltd.	2	16
Kameda Seika Co., Ltd.	1	23
Kamigumi Co. Ltd.	1	10
Kanamoto Co. Ltd.	1	18
Kandenko Co., Ltd.	3	21
Kaneka Corp.	1	14
Kanematsu Corporation	1	9
Kansai Electric Power Co. Inc.	2	22
Kansai Paint Co. Ltd.	1	21
Kao Corp.	1	65
Kawada Technologies,Inc.	—	10
Kawasaki Heavy Industries Ltd.	3	36
Kawasaki Kisen Kaisha, Ltd. (b)	1	9
KDDI Corp.	5	151
Keihan Holdings Co. Ltd.	1	22
Keihin Corporation	2	37
Keikyu Corp.	1	20
Keio Corp.	—	12
Keisei Electric Railway Co. Ltd.	1	17
Kenedix, Inc.	3	11
Kewpie Corporation	1	20
Keyence Corp.	—	64
KH Neochem Co., Ltd.	1	14
Kinden Corp.	1	12
Kintetsu Corp.	1	23
Kirin Holdings Co. Ltd.	2	38
KITZ Corporation	3	19
KLab Inc. (a) (b)	3	17
Kmto Energy K.K.	1	14
Kobe Steel Ltd.	3	11
Kohnan Shoji Co.,Ltd.	1	16
Koito Manufacturing Co. Ltd.	1	20
KOKUYO Co.,Ltd.	2	25
Komatsu Ltd. (a)	5	87
KOMEDA Holdings Co.,Ltd. (a)	1	18
Komeri Co.,Ltd.	1	20
Komori Corporation	2	14
Konami Corp.	1	15
Konica Minolta Holdings Inc.	5	19
Konishi Co., Ltd.	1	19
Kose Corp.	—	24
Kotobuki Spirits Co., Ltd.	1	22
Kourakuen Holdings Corporation (a)	1	11
Krosaki Harima Corporation	—	15
K's Holdings Corporation	2	14
Kubota Corp.	1	18
Kumagai Gumi Co., Ltd.	1	16
Kuraray Co. Ltd.	3	28
Kurita Water Industries Ltd.	1	23
Kusurino Aoki Holdings Co., Ltd.	—	33
KYB Corporation (b)	1	15
Kyocera Corp.	—	24
Kyokuto Kaihatsu Kogyo Co.,Ltd.	1	11
Kyoritsu Maintenance Co., Ltd.	1	11
Kyowa Exeo Corp. (a)	1	20
Kyudenko Corp.	1	21
Kyushu Electric Power Co. Inc.	1	10
Kyushu Financial Group, Inc.	6	21
LAC Co., Ltd (a)	1	9
Lawson Inc.	1	28
Lintec Corporation	1	23
Lixil Viva Corporation	1	24
M&A Capital Partners Co.,Ltd. (b)	1	19
M3, Inc. (a)	1	35
Mabuchi Motor Co. Ltd.	1	18
Macnica Fuji Electronics Holdings, Inc.	2	21
Macromill, Inc.	1	8
Maeda Kosen Co.,Ltd.	1	23
Makino Milling Machine Co., Ltd.	1	16
Marubeni Corp.	3	14
Marudai Food Co., Ltd.	1	14
Maruha Nichiro Holdings, Inc.	1	17
Marui Group Co. Ltd.	1	18
Maruichi Steel Tube Ltd. (a)	1	27
Marusan Securities Co., Ltd.	3	14
Maruwa Unyu Kikan Co.,Ltd.	1	23
Mazda Motor Corp.	3	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
McDonald's Holdings Co. Japan Ltd.	1	23
Mebuki Financial Group, Inc.	9	18
Meidensha Corporation	1	10
Meiji Holdings Co., Ltd.	—	21
Minebea Mitsumi Inc. (a)	2	30
Miraca Holdings Inc. (a)	1	19
Miroku Jyoho Service Co., Ltd.	1	11
MISUMI Group Inc.	1	20
Mitsubishi Chemical Holdings Corporation	5	31
Mitsubishi Corp.	2	40
Mitsubishi Electric Corp.	3	39
Mitsubishi Estate Co. Ltd.	1	16
Mitsubishi Gas Chemical Co. Inc.	2	18
Mitsubishi Heavy Industries Ltd.	2	43
Mitsubishi Logistics Corporation.	1	16
Mitsubishi Materials Corp.	1	26
Mitsubishi Motors Corp. (a)	7	20
Mitsubishi UFJ Financial Group Inc.	20	76
Mitsubishi UFJ Lease & Finance Co. Ltd.	5	23
Mitsuboshi Belting Ltd.	1	8
Mitsui & Co. Ltd.	3	47
Mitsui Chemicals Inc.	2	28
Mitsui E&S Holdings Co., Ltd. (b)	3	13
Mitsui Fudosan Co. Ltd.	1	21
Mitsui High Tec Incorporation	1	10
Mitsui Mining & Smelting Co Ltd	1	15
Mitsui OSK Lines Ltd.	1	14
Mitsui-Soko Co., Ltd.	1	10
mixi, Inc.	1	16
Mizuho Financial Group Inc.	40	45
Mizuho Leasing Company, Limited	1	18
MIZUNO Corporation	1	9
Morinaga & Co.,Ltd.	1	20
Morinaga Milk Industry Co., Ltd.	1	19
Morita Holdings Corp.	1	11
MS&AD Insurance Group Holdings, Inc. (a)	1	22
Murata Manufacturing Co. Ltd.	1	66
Musashi Seimitsu Industry Co., Ltd.	2	14
Nabtesco Corp.	1	16
Nachi-Fujikoshi Corp.	—	8
Nagase & Co., Ltd.	2	18
Nagoya Railroad Co. Ltd.	1	22
Nankai Electric Railway Co., Ltd.	1	21
NEC Corp.	1	33
NEC Electronics Corp. (b)	5	17
NET One Systems Co. Ltd.	1	17
Neturen Co., Ltd.	1	8
NEXON Co.,Ltd.	2	25
NGK Spark Plug Co. Ltd.	1	18
Nichias Corp.	1	13
Nichicon Corporation	3	18
NICHIDEN Corporation	1	16
Nichiha Corporation	1	15
Nichirei Corporation	1	28
Nidec Corp.	1	31
Nifco Inc.	1	16
Nihon Kohden Corporation	1	30
Nihon M & A Center Inc.	1	25
Nihon Parkerizing Co. Ltd.	1	15
Nihon Unisys,Ltd.	—	11
Nikon Corp.	2	14
Nintendo Co. Ltd.	—	39
Nippo Corp.	1	13
Nippon Electric Glass Co. Ltd.	1	15
Nippon Express Co. Ltd.	1	29
Nippon Flour Mills Co., Ltd.	1	22
Nippon Gas Co., Ltd.	1	27
Nippon Meat Packers Inc.	1	17
Nippon Paper Industries Co., Ltd. (a)	1	17
Nippon Parking Development Co., Ltd.	11	13
Nippon Seiki Co., Ltd.	1	7
Nippon Sheet Glass Company,Limited (a) (b)	3	10
Nippon Shokubai Co., Ltd.	—	14
Nippon Steel Corporation	3	22
Nippon Suisan Kaisha, Ltd.	4	16
Nippon Telegraph & Telephone Corp.	2	43
Nippon Thompson Co., Ltd.	5	16
Nippon Yusen KK	2	21
Nipro Corp.	2	23
NISHIMATSUYA CHAIN Co., Ltd.	2	11
Nishi-Nippon Financial Holdings, Inc.	3	17
Nishi-Nippon Railroad Co., Ltd.	1	12
Nishio Rent All Co.,Ltd.	1	17
Nissan Chemical Industries Ltd.	1	18
Nissan Motor Co., Ltd.	13	42
Nissha Co., Ltd.	1	7
Nisshinbo Holdings Inc.	1	9
Nissin Electric Co., Ltd.	2	18
Nitori Co. Ltd.	—	27
Nitto Denko Corp.	1	49
Noevir Holdings Co.,Ltd.	—	15
NOF Corporation	1	19
Nojima Corporation	1	20
Nomura Co., Ltd.	2	14
Nomura Holdings Inc.	7	28
Noritsu Koki Co., Ltd. (a)	1	9
North Pacific Bank, Ltd.	5	10
NS Solutions Corporation	1	17
NSD Co., Ltd.	2	21
NSK Ltd.	4	24
NTN Corporation	8	13
NTT Data Corp.	2	18
NTT DoCoMo Inc.	4	115
Obayashi Corp.	5	44
Obic Co. Ltd.	—	26
OCO, K.K.	—	13
Odakyu Electric Railway Co. Ltd.	1	20
Ohsho Food Service Corp.	—	21
Oiles Corporation	1	10
OJI Holdings Corp.	9	49
Okamoto Industries, Inc.	—	14
Okamura Corporation	2	17
Okasan Securities Group Inc. (a)	6	20
Oki Electric Industry Company Limited	2	17
Olympus Corp.	3	36
Omron Corp.	1	26
Open House Co.,Ltd.	1	10
Orient Corporation	17	19
Oriental Land Co. Ltd. (a)	—	25
ORIX Corp.	7	86
Osaka Gas Co. Ltd.	1	25
Osaka Soda Co., Ltd.	1	21
OSG Corporation	1	17
OSJB Holdings Corporation	8	17
Outsourcing Inc.	2	9
Pacific Industrial Co., Ltd.	2	14
Paltac Corporation	1	25
Panasonic Corp.	10	79
Paramount Bed Holdings Co., Ltd.	1	25
Park24 Co. Ltd.	1	15
Penta-Ocean Construction Co., Ltd.	3	18
PeptiDream Inc. (b)	1	17
Persol Holdings Co., Ltd.	2	16
Piolax, Inc.	1	11
Press Kogyo Co., Ltd.	5	11
Prestige International Inc.	3	22
Qol Holdings Co., Ltd.	1	12
RAIZNEXT Corporation	2	21
Rakus Co.,Ltd.	2	27
Rakuten Inc.	3	20
Recruit Holdings Co., Ltd.	3	68
Relo Group, Inc.	1	21
Rengo Co., Ltd.	3	23
Resona Holdings Inc.	9	28
Resorttrust, Inc.	1	14
Retail Partners Co., Ltd.	2	9
Ricoh Co. Ltd. (a)	3	23
Riken, K.K.	—	8
Rinnai Corp.	—	21
Riso Kyoiku Co., Ltd. (a)	5	14

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Rohm Co. Ltd.	—	16
Rohto Pharmaceutical Co. Ltd.	1	22
Round One Corporation	2	12
Royal Holdings Co., Ltd.	1	13
Ryohin Keikaku Co. Ltd.	1	13
Ryoyo Electro Corporation (a)	1	17
Saibu Gas Co.,Ltd.	1	15
Sakai Moving Service Co., Ltd.	—	21
Sakata INX Corporation	1	9
SALA Corporation	2	10
Samty Co., Ltd.	2	17
San-Ai Oil Co.,Ltd.	1	15
Sanken Electric Co.,Ltd.	1	21
Sanki Engineering Co., Ltd.	2	18
Sankyo Co. Ltd.	1	17
Sankyo Tateyama, Inc.	1	12
Sankyu Inc.	1	19
Santen Pharmaceutical Co. Ltd.	1	24
Sanwa Holdings Corporation	2	16
Sapporo Holdings Limited	1	13
Sato Holdings Corporation	1	18
Sawai Pharmaceutical Co.,Ltd.	—	21
SBI Holdings Inc. (a)	1	13
Sega Sammy Holdings Inc.	2	18
Seibu Holdings Inc.	2	24
Seiko Epson Corp. (a)	2	24
Seiko Holdings Corporation	1	16
Seino Holdings Corp.	2	18
SEIREN Co., Ltd.	1	13
Sekisui Chemical Co. Ltd.	2	22
SENKO Group Holdings Co., Ltd.	3	20
Seven & I Holdings Co., Ltd.	3	117
Sharp Corp. (a)	2	22
Shibuya Corporation	—	7
Shikoku Chemicals Corporation	1	10
Shikoku Electric Power Company, Incorporated (a)	1	11
Shima Seiki Mfg., Ltd.	1	11
Shimachu Co., Ltd.	1	25
Shimamura Co. Ltd.	—	12
Shimizu Corp.	3	21
Shin-Etsu Chemical Co. Ltd.	1	99
Shin-Etsu Polymer Co.,Ltd.	2	12
Shinsei Bank Ltd.	2	20
Shionogi & Co. Ltd.	—	20
Shiseido Co. Ltd.	1	41
Shizuoka Gas Co., Ltd.	2	18
Showa Corp.	2	36
Showa Denko KK	2	47
Showa Sangyo Co., Ltd.	1	24
Sinko Industries Ltd.	1	10
Sintokogio, Ltd.	2	13
SKY Perfect JSAT Holdings Inc.	4	13
SKYLARK Holdings Co., Ltd.	1	10
SMC Corp.	—	42
SMS Co., Ltd.	1	14
SoftBank Group Corp.	7	249
Sohgo Security Services Co. Ltd.	1	24
Sojitz Corp.	7	16
Sompo Holdings, Inc.	1	34
Sony Corp.	4	225
Sony Financial Holdings Inc.	1	8
Sotetsu Holdings,Inc.	1	21
S-Pool, Inc.	3	18
Square Enix Holdings Co. Ltd.	1	31
Stanley Electric Co. Ltd.	1	20
Star Micronics Co. Ltd.	1	13
Starts Corporation, Inc.	1	15
Starzen Company Limited	—	16
Subaru Corp. NPV (a)	3	56
Sugi Holdings Co., Ltd.	1	27
SUMCO Corporation	2	24
Sumitomo Chemical Co. Ltd.	14	40
Sumitomo Corp.	2	28
Sumitomo Electric Industries Ltd.	4	44
Sumitomo Forestry Co. Ltd.	2	20
Sumitomo Heavy Industries Ltd.	2	38
Sumitomo Metal Mining Co. Ltd.	1	22
Sumitomo Mitsui Financial Group Inc. (a)	2	46
Sumitomo Mitsui Trust Holdings Inc.	1	20
Sumitomo Osaka Cement Co., Ltd.	—	9
Sumitomo Realty & Development Co. Ltd.	1	29
Sumitomo Rubber Industries Inc.	2	23
Sun Frontier Fudousan Co.,Ltd. (a)	2	17
Suntory Beverage & Food Limited	1	26
Sushiro Global Holdings Ltd.	2	24
Suzuken Co. Ltd.	1	25
Suzuki Motor Corp.	1	26
Sysmex Corp.	—	29
Systena Corporation	1	18
T&D Holdings Inc.	3	25
Tadano Ltd. (a)	2	16
Taihei Dengyo Kaisha, Ltd.	1	15
Taiheiyo Cement Corp.	2	37
Taisei Corp.	2	49
Taisho Pharmaceutical Holdings Company Ltd.	—	18
Taiyo Yuden Co. Ltd. (a)	1	37
Takamatsu Construction Group Co.,Ltd.	1	13
Takara Holdings Inc. (a)	1	9
Takara Leben Co., Ltd.	5	16
Takasago International Corporation	1	15
Takeda Pharmaceutical Co. Ltd.	1	43
Takeuchi Mfg. Co., Ltd.	1	15
Tayca Corporation	1	7
TDK Corp.	1	77
TechMatrix Corporation (a)	1	24
TechnoPro Holdings, Inc.	—	19
Teijin Ltd.	2	34
Terumo Corp. (a)	1	48
The Akita Bank, Ltd.	1	9
The Aomori Bank, Ltd.	1	12
The Bank of Iwate, Ltd.	1	22
The Bank of Nagoya, Ltd.	1	15
The Bank of Okinawa, Ltd.	—	12
The Chugoku Bank, Limited	3	22
The Ehime Bank, Ltd.	2	16
The Gunma Bank, Ltd.	6	19
The Hachijuni Bank, Ltd.	5	19
The Hiroshima Bank Ltd.	2	10
The Hokkoku Bank, Ltd.	—	13
The Hyakugo Bank, Ltd.	4	11
The Hyakujushi Bank, Ltd.	1	11
The Japan Wool Textile Co.,Ltd.	2	14
The Juroku Bank, Ltd.	1	12
The Kiyo Bank, Ltd.	1	18
The Musashino Bank, Ltd	—	5
The Nanto Bank, Ltd.	1	12
The Ogaki Kyoritsu Bank, Ltd.	1	16
The Oita Bank, Ltd.	1	14
The San-in Godo Bank, Ltd.	3	17
TheKeiyo Bank, Ltd.	2	11
THK Co. Ltd.	1	28
Tobu Railway Co. Ltd.	1	28
Toda Corp. (a)	4	23
Toei Animation Co., Ltd. (a)	—	14
Toei Company, Ltd.	—	13
Toho Co. Ltd.	1	15
Toho Gas Co. Ltd.	1	27
Toho Holdings Co. Ltd.	1	21
Tohoku Electric Power Co. Inc. (a)	2	21
Tokai Carbon Co., Ltd.	2	16
TOKAI Holdings Corporation	3	23
Tokairika Co., Ltd.	1	17
Token Corporation	—	30
Tokio Marine Holdings Inc.	1	28
Tokuyama Corporation	1	17
Tokyo Broadcasting System Holdings,Inc.	1	18
Tokyo Dome Corporation	1	9
Tokyo Electric Power Co. Holdings Inc. (b)	4	13
Tokyo Electron Ltd.	—	56
Tokyo Gas Co. Ltd.	1	24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Tokyo Seimitsu Co., Ltd.	1	26
Tokyo Tatemono Co. Ltd.	2	19
Tokyu Construction Co., Ltd.	3	17
Tokyu Fudosan Holdings Corporation	4	18
TOMONY Holdings,Inc.	4	13
TOMY Company, Ltd.	2	13
TOPCON Corporation	2	13
Toppan Printing Co. Ltd.	1	21
Topy Industries Ltd.	1	13
Toray Industries Inc.	7	32
Toshiba Machine Co. Ltd.	1	20
Toshiba TEC Corporation	1	25
Tosoh Corp.	2	27
TOTO Ltd.	1	20
Toyo Construction Co., Ltd.	6	23
Toyo Seikan Group Holdings Ltd.	1	12
Toyo Tire Corporation	1	8
Toyobo Co., Ltd. (a)	2	16
Toyoda Gosei Co. Ltd.	1	20
Toyota Boshoku Corporation	2	19
Toyota Industries Corp.	—	19
Toyota Motor Corp.	10	607
Trend Micro Inc.	1	30
Tsubaki Nakashima Co., Ltd.	1	9
Tsubakimoto Chain Co.	1	16
Tsukui Corporation	4	17
Tsumura & Co.	1	13
TV Asahi Holdings Corp.	1	18
UACJ Corporation	1	19
Ube Industries Ltd.	1	20
Ulvac Inc.	1	14
Unicharm Corp.	1	30
Unipres Corp.	1	12
United Super Markets Holdings Inc.	1	11
Universal Entertainment Corporation	—	6
UNIZO Holdings Company,Limited (b)	1	72
Ushio Inc.	2	19
USS Co. Ltd.	1	15
Valor Holdings Co. Ltd.	1	20
Valqua Ltd	1	18
Vector, Inc. (a) (b)	2	14
Vital Ksk Holdings, Inc. (a)	1	13
VT Holdings Co., Ltd.	2	6
V-Technology Co., Ltd.	1	14
Wacom Co., Ltd.	6	18
Wakita & Co., Ltd.	1	10
West Japan Railway Co.	—	20
Yakult Honsha Co. Ltd.	—	24
Yakuodo Holdings Co.,Ltd.	1	11
Yamada Denki Co. Ltd.	2	9
Yamaguchi Financial Group,Inc.	2	12
Yamaha Corp.	1	19
Yamaha Motor Co. Ltd.	2	30
Yamato Holdings Co. Ltd.	1	22
Yamato Kogyo Co. Ltd.	1	14
Yamazen Corporation	1	11
YAOKO Co., Ltd.	1	31
Yaskawa Electric Corp.	1	30
Yokohama Reito Co., Ltd.	2	15
Yokohama Rubber Co. Ltd.	2	27
Yuasa Trading Co. Ltd.	1	21
Yumeshin Holdings Co., Ltd. (a)	2	13
Zenkoku Hosho Co., Ltd.	1	19
Zenrin Co., Ltd.	1	12
		15,311
United Kingdom 12.1%
4imprint Group PLC	1	23
888 Holdings Public Limited Company	7	12
Admiral Group PLC	1	24
Aggreko PLC	3	20
Alliance Pharma PLC	14	11
Anglo American PLC	6	98
Antofagasta PLC	2	18
Arrow Global Group PLC	4	5
Ashmore Group PLC	6	26
Ashtead Group Public Limited Company	3	57
ASOS Plc (b)	1	11
Associated British Foods PLC	1	30
AstraZeneca PLC - ADR	5	223
Auto Trader Group PLC	8	42
Aviva PLC	15	51
Avon Rubber p.l.c.	—	6
B&M European Value Retail S.A.	11	36
Babcock International Group PLC	8	39
BAE Systems PLC	15	98
Balfour Beatty PLC	3	9
Barclays PLC - ADR (a)	6	29
Barratt Developments P L C	6	30
Beazley Ireland Holdings PLC	2	8
Bellway P L C	2	45
Biffa PLC	3	8
Bodycote PLC	1	9
BP P.L.C. - ADR (a)	15	362
BP P.L.C.	12	51
Brewin Dolphin Holdings PLC	3	9
British American Tobacco P.L.C. - ADR (a)	2	60
Britvic PLC	3	30
BT Group Plc	64	93
Bunzl Public Limited Company	1	17
Burberry Group PLC	1	14
Cairn Energy PLC (b)	12	12
Capita PLC (b)	6	3
Capital & Counties Properties PLC	6	13
Carnival PLC - ADR (a)	—	6
Central Asia Metals PLC	8	15
Centrica PLC	64	30
Chemring Group PLC	6	14
Chesnara PLC	3	12
Cineworld Group PLC	10	6
Clarkson PLC	—	11
Close Brothers Group PLC	2	26
Coats Group PLC	10	5
Coca-Cola European Partners PLC	1	44
Coca-Cola HBC AG	1	13
Compass Group PLC	4	57
Computacenter PLC	1	12
Convatec Group PLC	10	24
Costain Group PLC	3	1
Countryside Properties PLC	3	10
Cranswick PLC	—	22
Crest Nicholson Holdings PLC	2	5
Croda International Public Limited Company	—	24
Daily Mail and General Trust P L C	2	17
Dart Group PLC	2	11
DCC Public Limited Company	—	15
Devro PLC	8	16
Diageo PLC - ADR (a)	1	108
Diploma PLC	1	15
Direct Line Insurance Limited	15	55
Dixons Carphone PLC	16	16
Domino's Pizza Group PLC	6	23
Drax Group PLC	6	12
DS Smith PLC	14	47
Dunelm Group PLC	1	11
easyJet PLC	1	8
Electrocomponents Public Limited Company	7	42
Elementis PLC	6	4
EMIS Group PLC	1	11
EnQuest PLC (b)	59	6
Equiniti Group PLC	5	12
Essentra PLC	3	9
Euromoney Institutional Investor PLC	1	7
Experian PLC	2	49
Ferguson PLC	1	31
Ferrexpo PLC	7	10
Fevertree Drinks PLC	1	11
Fiat Chrysler Automobiles N.V.	10	76
FirstGroup PLC (b)	24	15
Forterra PLC	3	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Frasers Group PLC (b)	3	7
G4S PLC	16	18
Galliford Try Holdings PLC	1	1
Games Workshop Group PLC	—	22
Gamesys Group PLC (b)	2	18
Gamma Communications PLC	1	18
GlaxoSmithKline PLC - ADR	7	247
Grainger PLC	4	12
Greencore Group Public Limited Company	4	9
Greggs PLC	1	27
GVC Holdings PLC	7	50
Halma Public Limited Company	1	32
Hargreaves Lansdown PLC	1	23
Hastings Group Holdings PLC	5	12
Hays PLC	17	24
Hikma Pharmaceuticals Public Limited Company	1	28
Hill & Smith Holdings PLC	1	8
Hilton Food Group PLC (a)	1	11
Hiscox Ltd.	1	12
Hochschild Mining PLC	6	8
HomeServe PLC	3	38
Howden Joinery Group PLC	6	39
HSBC Holdings PLC - ADR (a)	10	268
Hyve Group PLC	9	2
Ibstock PLC	7	13
IG Group Holdings PLC	4	38
IMI Plc	3	27
Imperial Brands PLC	4	66
Inchcape PLC	8	41
Informa Switzerland Limited	5	25
InterContinental Hotels Group PLC - ADR (a)	1	22
Intermediate Capital Group PLC	1	14
International Personal Finance PLC	5	5
Intertek Group Plc	1	44
Investec PLC	6	11
IP Group PLC (b)	10	6
IQE PLC (a) (b)	22	7
ITV Plc	18	15
J D Wetherspoon PLC	1	9
J Sainsbury PLC	25	64
James Fisher And Sons Public Limited Company	1	8
James Halstead PLC	—	3
John Laing Group PLC	7	28
John Wood Group PLC	6	11
Johnson Matthey PLC	1	26
Johnson Service Group PLC	7	9
Jupiter Fund Management PLC	3	8
Just Group Plc (b)	13	9
KAZ Minerals PLC	1	5
Keller Group PLC	2	12
Kingfisher Plc	21	37
Lancashire Holdings Limited	1	11
Legal & General Group PLC	29	69
Liontrust Asset Management PLC	1	16
Lloyds Banking Group PLC	212	83
London Stock Exchange Group PLC	—	38
M&G PLC (b)	7	9
Man Group PLC	5	8
Marks & Spencer Group Plc	13	15
Marshalls PLC	2	18
Marston's PLC	15	8
Mears Group PLC	3	5
Mediclinic International PLC	4	13
Meggitt PLC	5	18
Melrose Holdings Limited	24	27
Micro Focus International PLC - ADR (a)	1	5
Mitchells & Butlers PLC (b)	3	6
MITIE Group PLC	6	5
Monarch Realisations 1 PLC	7	6
Mondi plc	3	58
Moneysupermarket.com Group PLC	3	12
Morgan Advanced Materials PLC	3	8
Morgan Sindall Group PLC	1	11
National Express Group PLC	3	9
National Grid PLC - ADR (a)	1	63
Next PLC	1	31
Ninety One PLC (b)	3	6
OneSavings Bank PLC	2	6
Oxford Instruments PLC	1	23
PageGroup Plc	2	8
Paragon Banking Group PLC	4	15
PayPoint PLC	1	6
Pearson PLC - ADR (a)	4	27
Pennon Group PLC	3	47
Persimmon Public Limited Company	2	49
Petrofac Limited	2	6
Pets at Home Group PLC	8	24
Phoenix Group Holdings PLC	4	32
Photo - Me International P L C	9	4
Playtech PLC	5	10
Premier Oil PLC (a) (b)	23	5
PZ Cussons PLC	4	10
QinetiQ Group PLC	5	19
Quilter PLC	20	29
R P S Group PLC	6	2
Rathbone Brothers Public Limited Company	1	16
Reach PLC	11	14
Reckitt Benckiser Group PLC	1	51
Redde Northgate PLC	1	3
Redrow PLC	4	16
Relx PLC - ADR (a)	4	81
Renew Holdings PLC.	1	3
Rentokil Initial PLC	9	41
Rightmove PLC	7	45
Rio Tinto Plc - ADR	5	208
Robert Walters PLC	1	3
Rolls-Royce Holdings plc (b)	5	22
Rotork P.L.C.	10	25
Royal Mail PLC	8	13
RSA Insurance Group PLC	6	31
Savills PLC	1	9
Schroders PLC	1	25
Schroders PLC	1	15
Severn Trent PLC	1	40
Signature Aviation PLC	7	14
Smith & Nephew PLC	2	31
Smiths Group PLC	1	12
Softcat PLC	1	13
Spectris PLC	1	27
Spirax-Sarco Engineering PLC	—	35
Spire Healthcare Group PLC	7	7
SSE PLC	5	74
SSP Group PLC	4	16
St. James's Place PLC	4	39
St. Modwen Properties PLC	6	23
Stagecoach Group PLC	6	5
Standard Chartered PLC	15	84
Standard Life Aberdeen PLC	12	32
Stolt-Nielsen M.S. Ltd.	2	15
Superdry PLC (a)	2	3
Tate & Lyle Public Limited Company	6	46
Taylor Wimpey PLC	36	53
Telecom Plus PLC	1	10
Tesco PLC	50	140
The Berkeley Group Holdings PLC	1	36
The Royal Bank of Scotland Group Public Limited Company - ADS (a)	5	14
The Sage Group PLC.	5	38
TP ICAP PLC	6	27
Travis Perkins PLC	3	28
TT Electronics PLC	5	10
TUI AG (c)	1	4
Tullow Oil PLC	20	2
Tyman PLC	4	8
Ultra Electronics Holdings PLC	1	15
Unilever N.V. - ADR	3	165
Unilever Plc - ADR (a)	3	128
United Utilities Group PLC	4	46
Vectura Group PLC	17	21
Vesuvius PLC	2	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Victrex PLC	1	26
Virgin Money UK PLC (b)	14	11
Vistry Group PLC	2	12
Vodafone Group Public Limited Company	53	73
Vodafone Group Public Limited Company - ADR	4	57
Watkin Jones PLC	6	11
Weir Group PLC(The)	1	10
WH Smith PLC	1	20
Whitbread PLC	1	34
William Hill PLC	12	10
WM Morrison Supermarkets P L C	28	62
WPP 2012 Limited	7	51
		7,256
Switzerland 8.4%
ABB Ltd.	3	57
Adecco Group AG	2	71
Alcon AG (a) (b)	2	126
Allreal Holding AG	—	40
ALSO Holding AG	—	12
Arbonia Solutions AG	1	8
ARYZTA AG (b)	11	4
Ascom Holding AG	2	9
Bachem Holding AG	—	18
Baloise Holding AG	—	42
Banque Cantonale De Geneve	—	19
Banque Cantonale Vaudoise	—	25
Barry Callebaut AG	—	46
BELIMO Holding AG	—	13
Bell AG	—	11
Berner Kantonalbank AG	—	20
BKW Energie AG	—	17
Bobst Group SA (a)	—	9
Bossard Holding AG	—	9
Bucher Industries AG	—	14
Burkhalter Holding AG	—	16
Cembra Money Bank AG	—	30
Clariant AG	2	35
Compagnie Financiere Richemont SA	1	65
Conzzeta AG	—	7
Credit Suisse Group AG	3	27
Datwyler Holding AG	—	17
DKSH Holding AG	—	24
dormakaba Holding AG (a)	—	18
Dufry AG	—	15
EFG International AG	2	10
Emmi AG	—	37
EMS-Chemie Holding AG	—	23
Flughafen Zurich AG	—	33
Forbo Holding AG	—	19
GAM Holding AG (b)	3	5
Geberit AG	—	71
Georg Fischer AG	—	41
Givaudan SA	—	96
Glencore PLC	63	95
Helvetia Holding AG	—	39
HIAG Immobilien Holding AG	—	20
Huber+Suhner AG	—	27
Implenia AG	1	20
INFICON Holding AG	—	22
Interroll Holding AG	—	15
Intershop Holding AG	—	16
IWG PLC	8	18
Julius Bar Gruppe AG	2	77
Jungfraubahn Holding AG	—	15
Kardex AG	—	18
Kühne + Nagel International AG	—	33
LafargeHolcim Ltd.	2	89
Landis+Gyr Group AG	—	17
Lindt & Spruengli AG	—	87
Logitech International S.A.	1	56
Lonza Group AG	—	143
Luzerner Kantonalbank AG	—	32
Mobimo Holding AG	—	22
Nestle SA	8	832
Novartis AG	4	316
OC Oerlikon Corporation AG, Pfaffikon	3	24
Orior AG	—	13
Partners Group Holding AG	—	57
PSP Swiss Property AG	—	25
Resurs Holding AB	4	13
Rieter Holding AG	—	13
Roche Holding AG	2	494
Roche Holding AG	—	23
Schindler Holding AG	—	23
SFS Group AG	—	18
SGS SA	—	56
Siegfried Holding AG	—	18
SIG Combibloc Services AG	1	14
Sika AG	1	93
Sonova Holding AG	—	34
SSM Scharer Schweiter Mettler AG	—	22
St.Galler Kantonalbank AG	—	11
STMicroelectronics NV	4	83
Straumann Holding AG	—	32
Sulzer AG	—	12
Sunrise Communications AG - Class N	—	39
Swatch Group AG	1	21
Swatch Group AG	—	52
Swiss Life Holding AG	—	39
Swiss Prime Site AG	1	80
Swiss Re AG	—	30
Swisscom AG (a)	—	143
Temenos Group AG	1	65
UBS Group AG	7	63
Valora Holding AG (b)	—	14
VAT Group AG	—	32
Vaudoise Assurances Holding SA	—	9
Vifor Pharma Management AG	—	23
Vontobel Holding AG	1	26
VZ Holding AG	—	12
Zug Estates Holding AG	—	14
Zuger Kantonalbank	—	13
Zurich Insurance Group AG	—	71
		4,992
Canada 8.0%
Aecon Group Inc.	2	13
Agnico Eagle Mines Limited	—	9
Air Canada (b)	1	8
Alacer Gold Corp. (b)	4	14
Alamos Gold Inc - Class A	6	31
Alimentation Couche-Tard Inc.	2	47
AltaGas Ltd.	2	21
Altius Minerals Corporation (a)	1	6
ARC Resources Ltd. (a)	9	27
Aritzia, Inc. (b)	1	8
ATCO Ltd. - Class I	—	11
B2Gold Corp.	16	48
Bank of Montreal	3	129
Bank of Montreal	1	35
Barrick Gold Corp.	1	20
Baytex Energy Corp. (a) (b)	13	3
BlackBerry Limited (b)	11	47
Boralex Inc. - Class A	1	25
BRP Inc.	1	8
CAE Inc.	1	11
Cameco Corp.	2	18
Canaccord Genuity Group Inc.	2	6
Canacol Energy Ltd. (a)	7	17
Canada Goose Holdings Inc. (a) (b)	1	12
Canadian Imperial Bank of Commerce (a)	3	163
Canadian National Railway Company	2	135
Canadian Natural Resources Ltd. (a)	8	111
Canadian Pacific Railway Ltd.	—	22
Canadian Tire Corporation, Limited - Class A	1	48
Canadian Utilities Limited - Class A	—	10
Canadian Western Bank	1	16
Canopy Growth Corporation (b)	1	8
CanWel Building Materials Group Ltd.	3	8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Capital Power Corporation	1	15
Cardinal Energy Ltd (a)	8	3
Cascades Inc.	2	21
CCL Industries Inc. - Class B	1	21
Celestica Inc. (b)	3	11
Cenovus Energy Inc. (a)	5	11
Centerra Gold Inc. (b)	3	21
CGI Inc. (b)	1	49
CI Financial Corp. (a)	2	16
Cineplex Inc. (a)	1	10
Cogeco Communications	—	20
Cogeco Inc.	—	19
Colliers International Group Inc.	—	10
Computer Modelling Group Ltd.	2	5
Constellation Software Inc.	—	91
Corus Entertainment Inc - Class B	2	4
Crescent Point Energy Corp.	9	7
Dollarama Inc.	1	25
Dreams Unlimited Corporation - Class A	3	19
ECN Capital Corp. (a)	3	8
Eldorado Gold Corporation (b)	3	16
Element Fleet Management Corp.	4	25
Emera Inc.	1	32
Empire Company Limited - Class A	2	35
Enbridge Inc.	2	70
Enerflex Ltd.	2	7
Enerplus Corporation (a)	4	6
Enghouse Systems Limited	1	25
Equitable Group Inc.	—	16
Ero Copper Corp. (a) (b)	1	10
Extendicare Inc. (a)	3	14
Fairfax Financial Holdings Ltd.	—	61
Finning International Inc.	3	27
First National Financial Corporation	1	12
First Quantum Minerals Ltd	7	36
Fortis Inc.	1	54
Freehold Royalties Ltd. (a)	3	7
Genworth MI Canada Inc.	1	11
George Weston Ltd.	—	29
Gibson Energy Holding ULC (a)	1	14
Gildan Activewear Inc.	1	9
Great Canadian Gaming Corp (b)	—	7
Great-West Lifeco Inc.	1	10
Guardian Capital Group Limited - Class A	1	9
Heroux-Devtek Inc. (b)	1	10
Home Capital Group Inc. (b)	1	13
Husky Energy Inc. (a) (b)	2	6
Hydro One Limited	1	22
iA Financial Corporation Inc.	1	41
Imperial Oil Limited (a)	1	11
Innergex Energie Renouvelable Inc.	2	22
Intact Financial Corporation	—	26
Inter Pipeline Ltd. (a)	4	26
Interfor Corporation (a) (b)	1	5
Jamieson Wellness Inc.	1	26
Keyera Corp.	2	20
Kinaxis Inc. (b)	—	15
Kinross Gold Corporation (b)	15	61
Kirkland Lake Gold Ltd.	1	36
Knight Therapeutics Inc. (a) (b)	4	17
Labrador Iron Ore Royalty Corporation	1	17
Le Groupe Intertape Polymer Inc.	2	13
Leon's Furniture Limited	1	9
Linamar Corporation	1	14
Loblaw Cos. Ltd.	1	57
Lundin Mining Corp.	7	26
Luxembourg Branch(Es) of Turquoise Hill Resources Ltd - Class A (b)	14	23
Magna International Inc.	4	126
Manulife Financial Corp.	6	82
Maple Leaf Foods Inc.	1	18
Martinrea International Inc.	2	11
MEG Energy Corp. (b)	4	5
Metro Inc.	—	12
MTY Food Group Inc.	1	18
Mullen Group Ltd.	3	8
National Bank of Canada	1	50
New Gold Inc (b)	16	8
NFI Group Inc. (a)	1	5
Norbord Inc.	1	11
Northland Power Inc. (a)	2	42
Nutrien Ltd.	1	48
ONEX Corporation	1	29
Open Text Corporation	1	47
Pan American Silver Corp.	2	23
Paramount Resources Ltd - Class A (a) (b)	4	3
Parex Resources Inc. (b)	2	19
Park Lawn Corporation	1	8
Parkland Fuel Corporation	1	21
Pason Systems Inc.	1	4
Pembina Pipeline Corporation (a)	1	21
Plastiques IPL Inc. (b)	1	5
Prairiesky Royalty Ltd. (a)	2	11
Premier Gold Mines Limited (b)	12	10
Premium Brands Holdings Corporation	—	15
Pretium Resources Inc. (b)	2	13
Quebecor Inc. - Class B	2	33
Quincaillerie Richelieu Ltee	1	21
Restaurant Brands International Limited Partnership	—	16
Rogers Communications Inc. - Class B	1	36
Rogers Sugar Inc.	4	12
Roxgold Inc. (b)	16	9
Royal Bank of Canada	4	252
Royal Bank of Canada	3	168
Russel Metals Inc.	1	8
Sabina Gold & Silver Corp. (b)	13	11
Saputo Inc.	1	26
Secure Energy Services Inc.	2	2
SEMAFO Inc. (b)	6	11
Seven Generations Energy Ltd. (b)	5	6
Shaw Communications Inc. - Class B	3	45
ShawCor Ltd.	2	3
Shopify Inc. - Class A (b)	—	26
Sienna Senior Living Inc. (a)	2	13
Sleep Country Canada Holdings Inc. (a)	1	6
SSR Mining Inc. (b)	2	18
Stelco Holdings Inc.	2	6
Stella-Jones Inc. (a)	1	15
Sun Life Financial Inc. (a)	1	38
Suncor Energy Inc.	8	128
Superior Plus Corp.	3	16
TC Energy Corporation	1	49
Teck Resources Ltd. - Class B	6	44
Teranga Gold Corporation (b)	6	30
TF1 International (a)	1	29
The Bank of Nova Scotia	1	57
The North West Company Inc. (a)	1	18
The Stars Group Inc. (b)	2	40
The Toronto-Dominion Bank	3	133
Timbercreek Financial Corp. (a)	3	14
TMX Group Limited	—	22
TORC Oil & Gas Ltd.	7	3
Torex Gold Resources Inc. (b)	2	20
Toromont Industries Ltd.	1	26
Tourmaline Oil Corp	3	20
TransAlta Corporation (a)	2	21
TransAlta Corporation	4	24
Transcontinental Inc. - Class A	2	15
Tricon Capital Group Inc.	2	8
Turquoise Hill Resources Ltd. (b)	8	3
Vermilion Energy Inc. (a)	2	7
Wajax Corporation	1	4
Wesdome Gold Mines Ltd (b)	3	16
West Fraser Timber Co. Ltd.	1	19
Westshore Terminals Investment Corporation (a)	1	8
Whitecap Resources Inc.	7	6
Yamana Gold Inc.	6	16
		4,789

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
France 7.5%
Accor SA	1	23
Air France - KLM (a) (b)	3	19
Albioma	1	16
Alstom	1	38
Alten	—	16
Amundi	—	18
Arkema	1	64
AtoS SE	1	81
AXA SA	3	48
Beneteau SA (a)	1	5
Biomerieux SA	—	29
BNP Paribas SA	3	79
Bollore SA	8	22
Bonduelle	—	7
Bouygues SA	2	54
Bureau Veritas	2	44
Capgemini SA	1	43
Carrefour SA	5	75
CGG (b)	11	10
Cie de Saint-Gobain	3	70
Cie Generale d'Optique Essilor International SA	—	42
CNP Assurances SA	1	9
Coface SA (b)	1	8
Compagnie Generale des Etablissements Michelin	2	149
Compagnie Plastic Omnium	1	12
Danone	2	113
Dassault Systemes SA	—	21
Derichebourg	6	17
EDENRED	1	31
Eiffage	1	73
Electricite de France	4	33
Elior Group (a)	2	10
Elis SA	2	22
Engie	6	62
Eramet (a)	—	15
Eurofins Scientific SE (a)	—	57
Europcar Mobility Group (a)	3	4
Eutelsat Communications	3	29
Faurecia	1	20
Fnac Darty (b)	—	7
Gaztransport Et Technigaz	—	15
Getlink S.E.	2	25
Guerbet	—	8
Hermes International SCA	—	49
ID Logistics (b)	—	17
Iliad SA	—	8
Imerys	1	13
Ingenico Group	—	48
IPSEN	—	11
Ipsos	1	16
Jacquet Metal Service	1	10
JC Decaux SA	1	13
Kaufman & Broad SA	1	16
Kering SA	—	88
Korian S.A.	1	23
Lagardere SCA	1	7
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	1	171
Lectra	1	14
Legrand SA	1	79
L'Oreal SA	—	44
LVMH Moet Hennessy Louis Vuitton SE	1	230
Maisons Du Monde	1	8
Mersen	1	12
Metropole Television	1	7
Natixis	4	14
Nexans	—	10
Nexity	1	20
NYSE B.V.	1	40
Orange SA	11	134
Orpea	—	51
Pernod-Ricard SA	—	40
Peugeot SA	7	93
Publicis Groupe SA	3	72
Quadient SAS	1	9
Renault SA	1	22
Rexel	2	15
Rothschild & Co	—	8
Rubis	1	30
Safran	—	27
Sanofi SA	1	130
Schneider Electric SE (b)	1	86
SCOR	1	21
SEB SA	—	30
Societe BIC SA	—	15
Societe Generale SA	3	58
Sodexo SA	1	54
SOITEC (b)	—	14
Somfy SA	—	12
Sopra Steria Group	—	32
Spie SA	1	14
SUEZ	2	20
Synergie	—	5
Tarkett	1	5
Teleperformance	—	57
Television Francaise 1	1	8
Thales SA	—	41
Total SA	11	434
Trigano	—	7
Ubisoft Entertainment (b)	1	50
Valeo	3	52
Vallourec (a) (b)	8	9
Veolia Environnement	2	35
Vicat	—	6
Vilmorin & Cie	—	4
VINCI	2	201
Virbac (b)	—	9
Vivendi SA	1	17
Worldline (b)	—	18
		4,456
Germany 6.5%
1&1 Drillisch AG	—	6
Aareal Bank AG	1	13
Adidas AG	—	93
ADVA AG Optical Networking (b)	3	17
Allianz SE	1	132
Amadeus FiRe AG	—	11
Aroundtown SA	1	7
ATOSS Software AG	—	3
Aurubis AG	—	19
Bayer AG	5	262
Bayerische Motoren Werke AG	2	103
Bechtle Aktiengesellschaft	—	46
Beiersdorf AG	—	19
Bilfinger SE	1	13
Borussia Dortmund GmbH & Co. Kommanditgesellschaft auf Aktien	2	14
Brenntag AG	2	70
CANCOM SE	—	16
Carl Zeiss Meditec AG	—	22
Ceconomy AG	2	17
Ceconomy AG (b)	2	4
CEWE Stiftung & Co. KGaA	—	20
CompuGroup Medical SE	—	20
Continental AG	1	51
Corestate Capital Holding S.A.	1	20
Covestro AG	2	71
CTS Eventim AG & Co. KGaA	1	33
Daimler AG	6	173
Delivery Hero SE (b)	—	12
Deutsche Bank Aktiengesellschaft	10	66
Deutsche Beteiligungs AG	—	8
Deutsche Boerse AG	1	93
Deutsche EuroShop AG	1	9
Deutsche Lufthansa AG	4	36
Deutsche Pfandbriefbank AG	2	16
Deutsche Post AG	3	87
Deutsche Telekom AG	11	140
DEUTZ Aktiengesellschaft	3	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Dialog Semiconductor PLC (b)	1	15
Dr. Honle AG	—	1
Dresdner Bank AG	16	57
Durr Aktiengesellschaft	1	13
DW Property Invest GmbH	1	20
E.ON SE	13	130
Eckert & Ziegler Strahlen- Und Medizintechnik Ag	—	8
Evonik Industries AG	2	33
Fielmann AG	—	20
Fraport AG Frankfurt Airport Services Worldwide	—	19
freenet AG	2	34
Fresenius Medical Care AG & Co. KGaA	2	120
Fresenius SE & Co. KGaA	3	114
Fuchs Petrolub SE	1	17
GEA Group AG	1	31
Gerresheimer AG	—	18
Hamburger Hafen und Logistik Aktiengesellschaft	1	12
HeidelbergCement AG	1	30
HELLA GmbH & Co. KGaA	1	15
Henkel AG & Co. KGaA	—	18
Hochtief AG	—	18
HORNBACH Holding AG & Co. KGaA	—	4
Hugo Boss AG	1	24
Hypoport AG (b)	—	17
INDUS Holding Aktiengesellschaft	—	6
Infineon Technologies AG	4	58
Instone Real Estate Group AG (b) (c)	—	6
K+S Aktiengesellschaft	2	14
Kion Group AG	1	38
Klockner & Co SE	3	10
Koenig & Bauer AG	1	10
KWS SAAT SE & Co. KGaA	—	9
LANXESS Aktiengesellschaft	1	52
LEG Immobilien AG	—	42
Merck KGaA	—	22
MLP SE	2	12
MTU Aero Engines AG	—	35
Muenchener Rueckversicherungs AG	—	40
Nemetschek SE	1	38
New Work SE	—	9
Nexus AG	—	11
Nordex SE (b)	2	12
NORMA Group SE	—	8
Patrizia AG	1	12
ProSiebenSat.1 Media SE	3	28
Puma SE	1	50
Rational AG	—	14
Rheinmetall Aktiengesellschaft	1	45
RHON-KLINIKUM Aktiengesellschaft	1	21
Rocket Internet SE (b) (d)	1	17
RTL Group SA	—	15
RWE AG	3	69
SAF-HOLLAND GmbH	2	8
Salzgitter AG	1	9
SAP SE	1	67
Siemens AG	1	79
Siltronic AG	—	25
Sixt SE	—	5
Software Aktiengesellschaft	1	16
Stroer SE & Co. KGaA	—	11
Sudzucker AG	1	16
Symrise AG	—	42
TAG Immobilien AG	1	23
TAKKT AG	2	12
Telefonica Deutschland Holding AG	20	48
ThyssenKrupp AG (b)	2	9
Uniper SE	2	41
United Internet AG	1	42
Volkswagen AG	—	28
Vonovia SE	2	78
Vossloh Aktiengesellschaft	1	18
Wirecard AG	—	47
Wuestenrot & Wuerttembergische AG	1	8
		3,876
Australia 5.4%
A.P. Eagers Limited (a)	2	3
Adelaide Brighton Ltd.	8	10
AGL Energy Limited	2	19
ALS Limited	6	19
Alumina Ltd.	15	14
AMP Ltd. (b)	31	25
APA Group	2	11
ARB Corporation Limited	2	15
Aristocrat Leisure Ltd.	1	16
ASX Ltd.	—	18
Aurizon Holdings Limited	16	41
AusNet Services Holdings Pty Ltd	18	19
Australia & New Zealand Banking Group Ltd.	4	43
Bank of Queensland Ltd. (a)	4	12
Bapcor Limited	6	14
Beach Energy Ltd.	21	15
Bega Cheese Limited	2	7
Bendigo and Adelaide Bank Ltd. (a)	5	18
BHP Group Limited - ADR (a)	3	104
BHP Group Plc - ADR (a)	2	69
BHP Group PLC	6	97
BHP Group PLC	8	147
Bingo Industries Limited	13	15
BlueScope Steel Ltd.	4	20
Boral Ltd.	11	13
Brambles Limited	3	17
Breville Group Limited	2	16
Caltex Australia Ltd.	3	38
Carsales.com Limited	3	21
Challenger Financial Services Group Ltd.	2	5
CIMIC Group Limited	1	10
Cleanaway Waste Management Limited	13	14
Coca-Cola Amatil Ltd.	4	21
Cochlear Ltd.	—	32
Coles Group Limited	5	45
Collins Foods Limited	3	10
Commonwealth Bank of Australia	3	117
Computershare Ltd.	2	13
Costa Group Holdings Limited (a)	10	17
Crown Resorts Limited	2	11
CSL Ltd.	1	170
CSR Ltd.	8	15
Domino's Pizza Enterprises Limited (a)	1	26
Downer EDI Ltd.	7	12
Emeco Holdings Limited (b)	16	8
Equity Trustees Limited	1	8
Estia Health Limited	12	9
Event Hospitality and Entertainment Ltd	1	6
Evolution Mining Limited	14	33
Flight Centre Ltd. (a) (e)	1	5
Fortescue Metals Group Ltd.	6	38
G.U.D. Holdings Limited	3	15
G8 Education Limited (a)	2	1
Genworth Mortgage Insurance Australia Limited	7	10
GrainCorp Limited - Class A (b)	2	4
Hansen Technologies Limited	8	13
HT&E Limited (a)	8	6
Iluka Resources Limited	3	14
IMDEX Ltd	17	9
Incitec Pivot Ltd.	11	13
Independence Group NL	6	15
Inghams Group Limited	8	15
Insurance Australia Group Ltd.	11	42
InvoCare Limited (a)	2	13
IOOF Holdings Ltd (a)	6	13
IPH Limited	4	17
IRESS Limited	2	14
JB Hi-Fi Limited (a)	1	23
LendLease Corp. Ltd.	3	21
Link Administration Holdings Limited	8	15
Macquarie Group Limited	1	51
Magellan Financial Group Ltd	1	17
McMillan Shakespeare Limited	1	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Medibank Private Limited	15	25
Mesoblast Limited (a) (b)	9	7
Metcash Limited	11	21
Mineral Resources Limited	2	20
Myer Holdings Limited (a) (b)	28	2
National Australia Bank Ltd.	4	44
Network Limited	6	2
Newcrest Mining Ltd.	1	14
NIB Holdings Ltd	4	13
Nine Entertainment Co. Holdings Limited	23	16
Northern Star Resources Ltd.	5	35
NRW Holdings Limited	14	11
Nufarm Limited (b)	7	23
OceanaGold Corporation	7	7
Oil Search Ltd.	6	8
Oramelius Resources Limited	40	25
Orica Ltd.	4	35
Origin Energy Ltd.	8	21
Orora Limited	17	25
OZ Minerals Ltd.	5	21
Peet Limited	13	7
Pendal Group Limited	4	12
Perenti Global Limited (a)	20	8
Perpetual Limited (a)	1	11
Perseus Mining Limited (b)	52	30
Platinum Investment Management Limited (a)	7	13
Premier Investments Limited	2	15
Pro Medicus Limited	1	15
Qantas Airways Ltd.	6	12
QBE Insurance Group Ltd.	3	18
Qube Holdings Limited	10	13
Ramsay Health Care Ltd.	1	21
REA Group Ltd. (a)	—	16
Regis Resources Ltd.	6	14
Resolute Mining Limited (b)	27	13
Rio Tinto Ltd.	1	70
Sandfire Resources NL	5	11
Santos Ltd.	18	37
Saracen Mineral Holdings Ltd. (b)	4	8
SEEK Limited	2	16
Select Harvests Limited	3	13
Senex Energy Limited (b)	82	8
Service Stream Limited	11	13
Seven Group Holdings Limited (a)	2	12
Seven West Media Limited (b)	32	2
Silver Lake Resources Limited (b)	27	23
SIMS Limited	3	11
Smartgroup Corporation Ltd	3	9
Sonic Health Care Ltd.	1	16
South32 Limited	27	29
Spark Infrastructure Management Limited	12	14
Suncorp Group Ltd.	6	32
Super Retail Group Limited	2	6
Superloop Limited (a) (b)	21	7
Sydney Airport Corporation Limited	4	13
Tabcorp Holdings Ltd.	8	12
Tassal Group Limited	7	15
Telstra Corp. Ltd.	12	23
The Star Entertainment Group Limited	12	15
Transurban Group	4	31
Treasury Wine Estates Limited	4	26
United Malt Group Limited (b)	2	5
Virtus Health Limited	3	4
Vocus Group Limited (b)	9	14
Webjet Limited (a) (e)	2	5
Wesfarmers Ltd.	3	72
Western Areas Ltd.	13	16
Westpac Banking Corporation	9	92
Whitehaven Coal Limited	9	11
Wisetech Global Limited	1	12
Woodside Petroleum Ltd.	2	19
Woolworths Group Ltd.	2	51
WorleyParsons Ltd. (a)	3	9
		3,222
Netherlands 3.5%
Aalberts N.V.	2	36
ABN AMRO Bank N.V. - CVA	1	12
Accell Group N.V.	—	6
Aegon NV	12	30
Airbus SE	1	85
Akzo Nobel N.V.	—	15
Altice N.V. (b)	7	26
Amsterdam Commodities N.V.	1	15
Arcadis NV	2	26
ASM International N.V.	1	68
ASML Holding - ADR	1	170
ASR Nederland N.V.	2	55
BAM Group	3	4
Basic-Fit N.V. (b)	—	5
BE Semiconductor Industries N.V.	1	29
CNH Industrial N.V.	6	35
Corbion	1	32
Heineken NV	1	95
IMCD B.V.	—	29
ING Groep N.V.	5	25
Intertrust N.V.	1	13
Just Eat Takeaway.Com N.V. (a) (b)	—	29
Koninklijke Ahold Delhaize N.V.	12	290
Koninklijke Boskalis Westminster N.V. (a)	1	15
Koninklijke DSM N.V.	—	35
Koninklijke KPN N.V.	31	74
Koninklijke Philips N.V. - NYRS (a)	1	33
Koninklijke Philips N.V.	3	141
Koninklijke Vopak N.V.	1	44
NN Group N.V.	2	52
OCI N.V. (b)	1	9
PostNL NV	9	12
Prosus N.V. (b)	1	47
Randstad NV	1	51
Royal Dutch Shell PLC - Class B	1	24
Royal Dutch Shell PLC - Class B - ADR	7	234
SBM Offshore N.V.	3	36
Signify N.V.	2	31
Sligro Food Group N.V. (a)	—	5
TKH Group N.V. - ADR	—	12
TomTom N.V.	2	16
Wolters Kluwer NV	1	101
		2,102
Sweden 2.9%
ACM 2001 AB	5	24
Addnode Group Aktiebolag (publ)	—	2
Addtech AB	1	19
AF Poyry AB	1	16
Ahlstrom-Munksjo Oyj	1	17
Aktiebolaget Electrolux - Class B	2	28
Aktiebolaget SKF - Class B (a)	3	43
Aktiebolaget Volvo	1	13
Aktiebolaget Volvo - Class B	9	104
Alfa Laval AB	1	25
Alimak Group AB (publ)	1	7
Arjo AB (publ) - Class B	3	13
Assa Abloy AB - Class B	1	18
Atlas Copco Aktiebolag - Class A	1	50
Atlas Copco Aktiebolag - Class B	1	25
Attendo International AB	2	9
Axfood Aktiebolag	1	22
Beijer Alma AB	1	6
Bilia AB	1	7
Billerudkorsnas Aktiebolag (Publ)	2	18
BioGaia AB	—	10
Biotage AB	2	22
Boliden AB	3	53
Bonava AB (Publ)	1	5
Bravida Holding AB	1	8
Bure Equity AB	1	16
Byggmax Group AB (b)	4	10
Castellum AB	1	11
Clas Ohlson Aktiebolag	2	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cloetta AB - Class B	5	13
Dometic Group AB (publ) (a)	5	21
Duni AB	2	14
Dustin Group AB	2	11
Electrolux Professional AB (publ) (a) (b)	2	7
Elekta AB (publ) - Class B	2	13
Eltel AB (b)	5	8
Epiroc Aktiebolag - Class A	2	16
Epiroc Aktiebolag - Class B	1	8
Essity Aktiebolag (publ) - Class B	2	53
Evolution Gaming Group AB (publ)	1	20
Fastighets Ab Balder (b)	—	15
G&L Beijer Ref AB	1	10
Getinge AB - Class B	2	29
Granges AB	2	10
Hennes & Mauritz AB - Class B	3	33
Hexagon Aktiebolag - Class B	—	20
Hexpol AB	3	17
HMS Networks AB	1	13
Hoist Finance AB (publ) (a) (b)	2	4
Holmen Aktiebolag (b)	—	12
Indutrade Aktiebolag	1	17
Intrum AB (a)	1	12
JM AB	1	17
Knowit Aktiebolag (publ)	1	11
Kungsleden Aktiebolag	1	8
Lifco Ab (Publ)	—	15
Lindab International AB	2	15
Loomis AB	1	20
Lundin Petroleum AB	1	13
Modern Times Group MTG AB (b)	1	8
Nobia AB	3	10
Nobina AB (publ)	4	20
Nordic Entertainment Group AB	—	10
Nyfosa AB (b)	3	15
OEM International Aktiebolag	—	9
Pandox Aktiebolag (b)	1	7
Peab AB	3	19
Ratos AB	7	14
Recipharm AB (publ)	1	8
Saab AB - Class B	1	13
Samhallsbyggnadsbolaget i Norden AB	11	21
Sandvik AB	6	79
Sectra Aktiebolag	—	16
Securitas AB - Class B	1	16
Skandinaviska Enskilda Banken AB - Class A	3	20
Skanska AB - Class B	3	42
SSAB AB	7	16
SSAB AB - Class A (a)	7	16
Svenska Cellulosa Aktiebolaget SCA - Class B (a) (b)	2	24
Svenska Handelsbanken AB - Class A	3	24
Swedbank AB - Class A	1	16
Swedish Match AB	1	29
Swedish Orphan Biovitrum AB (Publ) (b)	1	18
Tele2 AB - Class B	2	26
Telefonaktiebolaget LM Ericsson - Class B	2	18
Telia Co. AB	10	35
Thule Group AB	1	15
Trelleborg AB	2	16
VBG Group AB (publ)	1	8
Wallenstam AB	1	11
Wihlborgs Fastigheter AB	1	16
		1,707
Hong Kong 2.8%
AIA Group Limited	15	133
ASM Pacific Technology Ltd.	3	31
Bank of East Asia Ltd.	11	24
BOC Hong Kong Holdings Ltd.	22	61
Cafe de Coral Holdings Ltd.	8	13
Camsing International Holding Limited (b) (e)	12	1
Cathay Pacific Airways Limited (a)	12	13
Chinese Estates Holdings Limited	17	8
Chow Sang Sang Holdings International Limited	8	8
Chow Tai Fook Jewellery Group Limited	22	16
CK Asset Holdings Limited	13	73
CK Hutchison Holdings Limited	16	107
CLP Holdings Ltd.	4	41
Dairy Farm International Holdings Ltd.	2	8
Far East Consortium International Limited	23	8
FIH Mobile Limited (a) (b)	151	17
Galaxy Entertainment Group Ltd.	4	21
Giordano International Limited	30	5
Great Eagle Holdings Limited	4	10
Haitong International Securities Group Limited	71	18
Hang Lung Group Ltd.	10	21
Hang Lung Properties Ltd.	8	16
Hang Seng Bank Ltd.	3	56
Henderson Land Development Co. Ltd.	6	23
HK Electric Investments Limited	27	26
HKT Trust	36	49
Hong Kong & China Gas Co. Ltd.	10	16
Hong Kong Exchanges & Clearing Ltd.	2	73
Hongkong Land Holdings Ltd.	4	15
Hysan Development Co. Ltd.	6	19
Johnson Electric Holdings Limited	17	28
K. Wah International Holdings Ltd.	48	21
Kerry Logistics Network Limited	9	11
Kerry Properties Ltd.	9	25
Kowloon Development Company Limited	11	12
Li & Fung Limited (a)	152	20
Lifestyle International Holdings Limited	7	6
Luk Fook Holdings International Ltd.	4	8
Man Wah Holdings Limited	13	7
Melco International Development Limited	11	16
MGM China Holdings Limited	13	13
Miramar Hotel and Investment Company, Limited	6	10
MTR Corp.	3	18
New World Development Ltd.	47	50
NWS Holdings Ltd.	10	10
Pacific Basin Shipping Limited	99	12
Pacific Textiles Holdings Limited	21	10
PCCW Ltd.	57	31
Shangri-La Asia Ltd.	10	7
Shun Tak Holdings Limited	28	10
Sino Land Co.	14	18
SJM Holdings Limited	22	19
Sun Hung Kai Properties Ltd.	3	33
Swire Pacific Limited	17	18
Swire Pacific Ltd. - Class A	3	16
Swire Properties Limited	5	15
Tai Cheung Holdings Limited	11	7
Techtronic Industries Company Limited	5	32
Television Broadcasts Limited	6	8
The Kowloon Motor Bus Holdings Limited	8	18
United Laboratories International Holdings Ltd (a)	36	29
Vitasoy International Holdings Ltd.	6	18
VTech Holdings Ltd.	1	10
WH Group Limited	84	79
Wharf Holdings Ltd. (a)	11	19
Wharf Real Estate Investment Company Limited (a)	3	12
Wheelock & Co. Ltd.	4	27
Xinyi Glass Holdings Limited	24	28
Yue Yuen Industrial Holdings Ltd.	8	12
		1,673
Italy 2.8%
A2A SpA	20	25
Acea SpA	1	17
Amplifon S.p.A	2	36
ANIMA Holding S.p.A.	5	15
Assicurazioni Generali SpA	4	49
Atlantia SpA	1	13
Azimut Holding S.p.A.	2	22
Banca Generali S.p.A.	1	16
Banca IFIS S.p.A.	1	14
Banca Piccolo Credito Valtellinese S.p.A. O (b)	278	15
Banca Popolare Di Sondrio - Societa' Cooperativa Per Azioni	8	12
Banco BPM Societa' Per Azioni (a) (b)	13	17
Bper Banca Spa	6	19

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Brunello Cucinelli S.p.A.	1	22
Buzzi Unicem S.p.A - Senza Vincoli Di Rappresentazione Grafica	1	20
Cerved Group SpA	1	8
Credito Emiliano SpA	4	18
Danieli & C. Officine Meccaniche S.p.A.	1	7
DiaSorin S.p.A.	—	29
Dovalue S.P.A.	1	6
Enel SpA	22	155
ENI SpA	15	148
Erg S.P.A.	1	16
Ferrari N.V.	—	45
Fincantieri S.P.A. (a)	19	12
Finecobank Banca Fineco SPA	5	41
Freni Brembo - S.P.A. O Anche Piu' Brevemente "Brembo S.P.A." (a)	2	16
Guala Closures S.p.A. (b) (c)	2	10
Hera S.p.A.	6	21
I.M.A. Industria Macchine Automatiche S.P.A. (a)	—	16
Interpump Group SpA	1	26
Intesa Sanpaolo SpA	35	58
Iren S.p.A.	7	17
Italgas S.p.A.	5	25
Italmobiliare S.p.A.	—	11
Juventus F.C. - S.p.A. O Juventus Football Club S.P.A. (a) (b)	17	15
Leonardo S.p.A.	5	31
Marr S.p.A	1	21
Mediobanca SpA	6	35
Moncler S.p.A.	2	62
OVS SpA (a) (b)	12	11
Piaggio & C. S.p.A.	7	12
Pirelli & C. S.p.A.	5	18
Poste Italiane - Societa' Per Azioni	2	16
Prada S.p.A.	5	16
Prysmian S.p.A.	1	8
Rai Way S.P.A.	2	12
Recordati Industria Chimica E Farmaceutica S.p.A.	1	22
Reply S.p.A.	—	20
Saipem S.p.A. (b)	5	12
Salini Impregilo S.p.A. (b)	11	14
Salvatore Ferragamo. S.p.A. (a)	1	13
Saras S.p.A.	13	12
Snam Rete Gas SpA	7	30
Societa' Cattolica Di Assicurazione - Societa' Cooperativa	4	19
Tamburi Investment Partners S.P.A. In Via Breve T.I.P. S.P.A. Ov Vero Tip S.P.A.	1	9
Technogym S.p.A.	1	6
Telecom Italia SpA	41	16
Telecom Italia SpA (b)	83	34
Terna – Rete Elettrica Nazionale S.p.A.	3	21
Tinexta S.P.A.	1	14
UniCredit S.p.A.	10	80
Unione Di Banche Italiane S.p.A	16	41
Unipol Gruppo Finanziario S.P.A.	7	24
UnipolSai Assicurazioni S.p.A.	4	9
Zignago Vetro S.p.A	1	10
		1,660
Spain 2.1%
Acciona,S.A.	—	43
ACS, Actividades de Construccion y Servicios, S.A.	1	24
AENA, S.M.E., S.A.	—	17
Almirall, S.A.	1	14
Amadeus IT Group SA	1	48
Atresmedia Corporacion de Medios de Comunicacion, S.A.	4	12
Banco Bilbao Vizcaya Argentaria SA	14	45
Banco de Sabadell, S.A.	35	18
Banco Santander, S.A.	38	92
Bankinter SA	6	21
Befesa	1	23
CaixaBank, S.A.	28	51
Cellnex Telecom, S.A.	—	12
CIE Automotive, S.A.	1	15
Construcciones Y Auxiliar De Ferrocarriles, S.A	1	21
Ebro Foods, S.A.	1	10
Enagas SA	2	44
ENCE Energia y Celulosa, S.A. (a)	6	15
Endesa SA	2	34
Euskaltel, S.A.	2	13
Faes Farma, SA	3	13
Fomento De Construcciones Y Contratas, S.A.	1	7
Global Dominion Access, S.A. (b)	2	6
Grifols, S.A. - Class A (a)	1	49
Grupo Catalana Occidente, S.A.	1	10
Iberdrola, Sociedad Anonima	18	178
Indra Sistemas, S.A. (b)	1	11
Industria de Diseno Textil, S.A.	2	47
MAPFRE, S.A.	8	14
Masmovil Ibercom, S.A. (b)	1	15
Mediaset Espana Comunicacion, S.A.	3	11
Melia Hotels International, S.A.	3	12
Naturgy Energy Group SA	1	16
Pharma Mar, S.A. (a) (b)	4	20
Prosegur Compa?ia de Seguridad, S.A.	5	13
Red Electrica Corporacion, S.A.	2	40
Repsol SA	5	46
Sacyr, S.A.	4	6
Siemens Gamesa Renewable Energy, S.A.	1	19
Tecnicas Reunidas, S.A. (b)	1	11
Telefonica SA	15	70
Tubacex, S.A.	7	10
Unicaja Banco, S.A.	22	13
Vidrala SA	—	7
Viscofan, S.A.	—	24
		1,240
Denmark 1.8%
A P Moller - Maersk A/S - Class A	—	9
A P Moller - Maersk A/S - Class B	—	14
Aktieselskabet Schouw & Co.	—	9
ALK-Abello A/S (b)	—	16
Alm. Brand A/S	1	10
Ambu A/S	1	23
Bavarian Nordic A/S (a) (b)	1	12
Bavarian Nordic A/S (a) (b)	1	15
Carlsberg A/S - Class B	—	35
Chr. Hansen Holding A/S	—	27
Coloplast A/S - Class B	—	28
Dampskibsselskabet NORDEN A/S (a) (b)	2	18
Danske Bank A/S	2	18
Demant A/S (b)	1	15
DFDS A/S (a) (b)	—	11
DSV Panalpina A/S	—	29
FLSmidth & Co. A/S	1	14
Genmab A/S (b)	—	20
GN Store Nord A/S	1	56
H Lundbeck A/S	1	39
ISS A/S	2	21
Jyske Bank A/S (b)	1	25
Novo Nordisk A/S - Class B	4	264
Novozymes A/S - Class B	1	48
Pandora A/S (a)	1	44
PER AARSLEFF Holding A/S	1	14
Ringkjobing Landbobank. Aktieselskab	—	23
Rockwool International A/S	—	9
Rockwool International A/S	—	15
Royal Unibrew A/S	1	39
Scandinavian Tobacco Group A/S	1	10
SimCorp A/S	—	31
Spar Nord Bank A/S	1	7
Topdanmark A/S	—	16
Torm PLC (b)	2	15
Tryg A/S	1	16
Vestas Wind Systems A/S	—	28
Zealand Pharma A/S (a) (b)	1	36
		1,079
Finland 1.4%
Adapteo Oyj (b)	1	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cargotec Oyj	—	8
Citycon Oyj	1	7
Elisa Oyj	1	73
Finnair Oyj (b)	2	7
Fortum Oyj (a)	1	21
Huhtamaki Oyj - Class I	1	38
Kemira Oyj	1	10
Kesko Oyj	—	23
Kesko Oyj	—	28
Kone Corporation - Class B	1	44
Konecranes Abp	—	7
Lassila & Tikanoja Oyj	1	10
Metso Oyj	1	25
Neste Oyj	2	57
Nokia Oyj	4	12
Nokian Renkaat Oyj	2	37
Nordea Bank ABP (a)	12	67
Orion Oyj	—	15
Orion Oyj - Class B (a)	1	33
Outokumpu Oyj (a)	6	16
Ponsse Oyj	—	10
Sanoma Oyj	1	13
Stora Enso Oyj - Class R	6	65
Tikkurila Oyj	1	8
UPM-Kymmene Oyj (a)	4	104
Uponor Oyj	1	9
Vaisala Oyj	1	19
Valmet Oy	2	36
Wartsila Oyj	1	11
YIT Oyj (a)	4	17
		836
Belgium 1.3%
Ackermans	—	32
ageas SA/NV	2	62
Agfa-Gevaert NV (b)	3	9
AKKA Technologies (a)	—	9
Anheuser-Busch InBev	2	106
Barco NV	—	13
Bpost	3	23
Colruyt SA	1	43
Compagnie D'entreprises CFE	—	12
D'ieteren	—	12
Elia Group	—	29
Euronav	4	49
Fagron	1	11
Galapagos (b)	—	12
Gimv	1	29
Immobel	—	13
KBC Groep NV	1	41
Kinepolis Group	—	7
Lotus Bakeries	—	15
Melexis	—	11
NV Bekaert SA	1	8
Ontex Group	1	12
Orange Belgium	—	9
Proximus	2	47
Recticel	2	13
Solvay SA	1	69
Telenet Group Holding	—	12
Tessenderlo Group (b)	—	10
UCB SA	1	53
Umicore	1	18
		789
Israel 0.9%
Airport City Ltd (b)	—	6
Alony Hetz Properties & Investments Ltd	1	14
Alrov Properties & Lodgings Ltd.	—	3
Amot Investments Ltd.	2	10
Bank Hapoalim BM	3	16
Bank Leumi Le-Israel BM	4	24
Bezeq Israeli Telecommunication Corp. Ltd. (b)	16	12
Clal Insurance Co Ltd. (b)	1	6
Danel (Adir Yehoshua) Ltd.	—	23
Delek Group Ltd.	—	3
Elbit Systems Ltd.	—	23
Elbit Systems Ltd.	—	9
Electra Ltd	—	15
Formula Systems (1985) Ltd.	—	22
Gav-Yam Bayside Land Corp. Ltd.	—	19
Harel Insurance Investments & Financial Services Ltd.	1	7
Hilan Ltd	1	21
Isracard Ltd.	—	—
Israel Chemicals Ltd.	7	23
Israel Discount Bank Ltd. - Class A	5	14
Matrix I.T. Ltd	2	25
Melisron Ltd.	—	9
Menora Mivtachim Insurance Ltd.	1	14
Mizrahi Tefahot Bank Ltd.	1	18
Nice Ltd. (b)	—	29
Nova Measuring Instruments Ltd. (b)	1	29
Oil Refineries Ltd.	23	6
Paz Oil Company Limited	—	7
Plus500 Ltd	2	21
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd	—	24
Shikun & Binui Ltd.	4	15
Shufersal Ltd.	2	10
Strauss Group Ltd	1	15
Summit Real Estate Holdings Ltd	—	3
Teva Pharmaceutical Industries Ltd - ADR (b)	2	19
The First International Bank of Israel Limited	1	22
Tower Semiconductor Ltd. (b)	1	23
		559
Ireland 0.9%
AIB Group Public Limited Company	8	9
Bank of Ireland Group Public Limited Company	15	28
C & C Group Public Limited Company	4	10
Cairn Homes Public Limited Company	11	8
CRH public limited company - ADR	6	151
Flutter Entertainment Public Limited Company	1	54
Glambia Plc	3	30
Grafton Group Public Limited Company	2	10
Irish Continental Group, Public Limited Company	3	13
James Hardie Industries Public Limited Company - CDI	2	22
Kerry Group Plc - Class A	1	73
Kingspan Group Plc	1	68
Smurfit Kappa Funding Designated Activity Company	2	60
		536
Singapore 0.9%
Allied Esports Entertainment, Inc.	16	10
BOC Aviation Limited	2	15
Bukit Sembawang Estates Limited	3	7
BW LPG PTE. LTD.	4	13
CapitaLand Ltd.	4	8
City Developments Ltd.	3	13
ComfortDelgro Corp. Ltd.	11	12
DBS Group Holdings Ltd.	4	57
First Resources Limited	16	14
Genting Singapore Limited	15	7
Golden Agri-Resources Ltd.	129	13
Haw Par Corp. Ltd.	1	6
Hong Leong Finance Limited F.K.A	5	8
IGG Singapore Pte Ltd.	10	6
Jardine Cycle & Carriage Ltd.	1	7
Keppel Corporation Limited (a)	5	20
Keppel Infrastructure Trust	46	14
Oversea-Chinese Banking Corporation Limited	5	32
Sembcorp Industries Ltd	20	22
SembCorp Marine Ltd. (b)	10	5
Singapore Airlines Ltd. (a)	5	20
Singapore Airport Terminal Services Ltd.	6	13
Singapore Exchange Ltd.	4	24
Singapore Press Holdings Ltd. (a)	16	21
Singapore Telecommunications Limited	13	22
StarHub Ltd	19	18
United Overseas Bank Ltd.	2	33

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
UOL Group Ltd.	2	10
Venture Corp. Ltd.	3	26
Wilmar International Limited	7	16
Wing Tai Holdings Limited	9	10
XP Power PLC	—	12
Yangzijiang Shipbuilding (Holdings) Ltd.	35	21
		535
Norway 0.6%
Aker ASA	1	10
Atea ASA	1	6
Bonheur ASA (a)	1	12
Borregaard ASA	1	10
BW Energy Ltd (b)	1	1
BW Offshore Limited (b)	3	5
DNB Bank ASA	2	26
Entra ASA	1	7
Equinor ASA	5	67
Frontline Ltd.	2	20
Gjensidige Forsikring ASA	1	17
Grieg Seafood ASA	2	15
Mowi ASA	1	18
Norsk Hydro ASA	6	12
Norwegian Finans Holding ASA (b)	2	7
Odfjell Drilling Ltd. (b)	7	5
PGS ASA (b)	6	2
Sbanken ASA	3	13
Sparebank 1 Sr-Bank Asa	1	5
Storebrand ASA	5	21
Subsea 7 S.A.	2	9
Telenor ASA	2	23
TGS NOPEC Geophysical Company ASA	1	11
TOMRA Systems ASA	1	18
Veidekke ASA	1	7
Yara International ASA	—	10
		357
United States of America 0.5%
Bausch Health Companies Inc. (b)	2	28
BCE Inc.	1	21
Burford Capital Limited	5	24
Cameco Corporation	3	20
Credit Suisse Group AG - ADR	1	12
Fortuna Silver Mines Inc. (b)	7	16
Honda Motor Co., Ltd. - ADR (a)	1	13
Iamgold Corp. (b)	5	12
Methanex Corporation	—	6
Ovintiv Canada ULC (a)	2	6
Ovintiv Canada ULC (a)	2	4
Primo Water Corporation	2	15
Qiagen N.V. (b)	1	25
Ritchie Bros. Auctioneers Incorporated	1	22
Samsonite International S.A.	18	17
Toyota Motor Corporation - ADR	—	42
Waste Connections, Inc.	—	31
		314
Austria 0.4%
ams AG (a) (b)	1	12
Andritz AG	—	9
AT & S Austria Technologie & Systemtechnik Aktiengesellschaft	1	8
EVN AG	1	10
IMMOFINANZ AG	—	7
Lenzing Aktiengesellschaft	—	5
OMV AG	1	24
Osterreichische Post Aktiengesellschaft (a)	1	23
Raiffeisen Bank International AG	1	17
RHI Magnesita N.V.	—	9
S IMMO AG	1	15
S&T System Integration & Technology Distribution AG	1	12
Strabag SE	—	8
Telekom Austria Aktiengesellschaft	2	12
UNIQA Insurance Group AG	2	14
VIENNA INSURANCE GROUP AG Wiener Versicherung Gruppe	1	16
Voestalpine AG	2	47
		248
New Zealand 0.4%
a2 Milk Co. Ltd. (b)	2	24
Air New Zealand Limited	6	3
Arvida Group Limited	8	6
Auckland International Airport Limited	3	9
Chorus Limited	3	13
Contact Energy Limited	3	9
EBOS Group Limited	1	12
Fisher & Paykel Healthcare Corp.	1	12
Fletcher Building Ltd.	11	22
Freightways Limited	3	8
Heartland Group Holdings Limited	20	12
Infratil Limited	7	15
Mainfreight Limited	—	8
Mercury NZ Limited	7	18
Meridian Energy Limited	7	17
Metlifecare Limited	4	9
Ryman Healthcare Ltd.	2	10
SKYCITY Entertainment Group Limited	4	5
Spark New Zealand Ltd.	6	14
Summerset Group Holdings Limited	4	12
Z Energy Limited	1	2
		240
Portugal 0.3%
Alphaquest Original Ltd	4	11
Altri, SGPS, S.A.	3	14
EDP Renovaveis, S.A.	1	15
Energias de Portugal SA	8	32
Galp Energia, SGPS, S.A.	3	31
Jeronimo Martins, SGPS, S.A.	2	34
NOS, SGPS, SA.	4	13
SEMAPA - Sociedade de Investimento e Gestao, SGPS, S.A.	1	6
SONAE - S.G.P.S., S.A.	20	13
		169
Luxembourg 0.2%
Aperam	1	17
ArcelorMittal	2	24
Grand City Properties S.A.	1	17
L'Occitane International S.A.	5	8
Millicom International Cellular SA - SDR	1	18
SES S.A. - FDR	1	6
Tenaris SA	2	11
		101
China 0.1%
Leyou Technologies Holdings Limited (a) (b)	35	10
SITC International Holdings Company Limited	22	21
VSTECS Holdings Limited	22	10
		41
Macau 0.1%
Sands China Ltd.	4	15
Wynn Macau, Limited	12	19
		34
Jersey 0.0%
Centamin PLC	18	27
Liechtenstein 0.0%
Liechtensteinische Landesbank Aktiengesellschaft	—	9
VP Bank AG	—	10
		19
Cambodia 0.0%
NagaCorp Ltd.	12	12
Isle of Man 0.0%
Strix Group PLC (a)	5	11
Monaco 0.0%
Endeavour Mining Corporation (b)	1	10
Georgia 0.0%
Bank of Georgia Group Plc	1	8
Netherlands Antilles 0.0%
Hunter Douglas N.V.	—	7

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Malta 0.0%
Kindred Group PLC - SDR	2	7
Colombia 0.0%
Frontera Energy Corporation	2	5
United Arab Emirates 0.0%
NMC Health PLC (f)	1	1
Total Common Stocks (cost $75,005)		58,229
PREFERRED STOCKS 0.5%
Germany 0.5%
Bayerische Motoren Werke AG	—	15
Dragerwerk AG & Co. KGaA (g)	—	21
Fuchs Petrolub SE	1	30
Henkel AG & Co. KGaA (g)	—	17
Porsche Automobil Holding SE (g)	1	24
Sartorius AG	—	41
Sixt SE	—	6
STO SE & Co. KGaA	—	9
Volkswagen AG (g)	1	142
		305
Italy 0.0%
Danieli & C. Officine Meccaniche S.p.A.	2	15
Total Preferred Stocks (cost $405)		320
RIGHTS 0.0%
Australia 0.0%
Network Limited (b) (f)	6	—
Total Rights (cost $4)		—
SHORT TERM INVESTMENTS 6.9%
Securities Lending Collateral 4.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (h) (i)	2,774	2,774
Investment Companies 2.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (h) (i)	1,337	1,337
Total Short Term Investments (cost $4,111)		4,111
Total Investments 104.8% (cost $79,525)		62,660
Other Assets and Liabilities, Net (4.8)%		(2,858)
Total Net Assets 100.0%		59,802

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $17 and 0.0% of the Fund.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/DFA International Core Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Guala Closures S.p.A.	06/25/19	13	10	—
Instone Real Estate Group AG	02/26/20	11	6	—
TUI AG	12/27/19	11	4	—
		35	20	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DFA U.S. Core Equity Fund
COMMON STOCKS 99.6%
Information Technology 23.9%
3D Systems Corporation (a) (b)	15	113
Acacia Communications, Inc. (a)	3	210
Accenture Public Limited Company - Class A	21	3,348
ACI Worldwide, Inc. (a)	8	189
Adobe Inc. (a)	12	3,725
ADS Alliance Data Systems, Inc.	3	111
ADTRAN, Inc.	6	42
Advanced Energy Industries, Inc. (a)	3	165
Advanced Micro Devices, Inc. (a)	22	978
Agilysys, Inc. (a)	1	14
Akamai Technologies, Inc. (a)	9	792
Alarm.Com Holdings, Inc. (a)	2	89
Alpha and Omega Semiconductor Limited (a)	3	21
Alteryx, Inc. - Class A (a) (b)	1	112
Ambarella Inc. (a)	3	126
Amdocs Limited	7	404
American Software, Inc. - Class A	2	25
Amkor Technology, Inc. (a)	29	229
Amphenol Corporation - Class A	11	827
Amtech Systems, Inc. (a)	1	4
Analog Devices, Inc.	9	785
Anaplan, Inc. (a)	2	63
Anixter International Inc. (a)	3	282
ANSYS, Inc. (a)	2	566
Apple Inc.	170	43,217
Applied Materials, Inc.	31	1,441
Applied Optoelectronics, Inc. (a) (b)	1	8
Arista Networks, Inc. (a)	3	621
Arlo Technologies, Inc. (a)	6	15
Arrow Electronics, Inc. (a)	6	316
ASGN Incorporated (a)	6	213
Aspen Technology, Inc. (a)	4	381
Atlassian Corporation PLC - Class A (a)	1	126
Autodesk, Inc. (a)	5	847
Automatic Data Processing, Inc.	16	2,139
Avalara, Inc.	2	174
Avaya Holdings Corp. (a)	8	65
Avid Technology, Inc. (a)	3	22
Avnet, Inc.	8	207
Axcelis Technologies, Inc. (a)	3	55
AXT, Inc. (a)	1	3
Badger Meter, Inc.	3	141
Bel Fuse Inc. - Class B	1	13
Belden Inc.	5	177
Benchmark Electronics, Inc.	7	132
Black Knight, Inc. (a)	7	381
Blackbaud, Inc.	3	162
Booz Allen Hamilton Holding Corporation - Class A	8	551
Bottomline Technologies Inc. (a)	2	69
Broadcom Inc.	11	2,724
Broadridge Financial Solutions, Inc.	7	627
Brooks Automation Inc.	7	213
Cabot Microelectronics Corporation	2	206
CACI International Inc. - Class A (a)	2	484
Cadence Design Systems Inc. (a)	10	647
CalAmp Corp. (a)	3	12
Calix, Inc. (a)	6	41
Cardtronics Group Limited - Class A (a)	7	144
Cass Information Systems, Inc.	1	44
CDK Global, Inc.	10	326
CDW Corp.	7	677
Ceridian HCM Holding Inc. (a)	3	157
CEVA Inc. (a)	1	20
Ciena Corp. (a)	13	515
Cirrus Logic Inc. (a)	5	304
Cisco Systems, Inc.	135	5,305
Citrix Systems Inc.	6	779
Clearfield, Inc. (a)	1	7
Cognex Corp.	7	284
Cognizant Technology Solutions Corp. - Class A	17	785
Coherent Inc. (a)	2	183
Cohu Inc.	5	58
CommScope Holding Company, Inc. (a)	11	101
Communications Systems Inc.	1	6
CommVault Systems Inc. (a)	2	92
Computer Task Group Inc. (a)	3	10
Comtech Telecommunications Corp.	1	16
Conduent Inc. (a)	15	36
CoreLogic, Inc.	6	190
Cornerstone OnDemand, Inc. (a)	3	89
Corning Incorporated	34	708
Coupa Software Incorporated (a)	1	144
Cree, Inc. (a)	9	327
CSG Systems International, Inc.	4	175
CTS Corp.	3	84
Cyberoptics Corp. (a)	1	10
Cypress Semiconductor Corp.	28	665
Daktronics Inc.	5	24
Dell Technology Inc. - Class C (a)	4	160
Digi International Inc. (a)	4	35
Diodes Inc. (a)	6	261
DocuSign, Inc. (a)	2	192
Dolby Laboratories, Inc.	4	241
DSP Group, Inc. (a)	1	13
DXC Technology Company	20	261
Ebix Inc. (b)	4	63
EchoStar Corp. - Class A (a)	4	133
EMCORE Corporation (a)	3	8
Endurance International Group Holdings, Inc. (a)	8	15
Enphase Energy, Inc. (a)	4	132
Entegris, Inc.	12	536
Envestnet, Inc. (a)	2	94
EPAM Systems, Inc. (a)	2	310
ePlus Inc. (a)	2	106
Euronet Worldwide Inc. (a)	5	387
EVERTEC, Inc.	6	145
EVO Payments, Inc. - Class A (a)	1	17
ExlService Holdings Inc. (a)	3	154
F5 Networks, Inc. (a)	4	424
Fabrinet (a)	2	127
Fair Isaac Corporation (a)	1	402
FARO Technologies Inc. (a)	2	79
Fidelity National Information Services, Inc.	14	1,729
FireEye, Inc. (a)	2	23
First Solar, Inc. (a)	7	235
Fiserv, Inc. (a)	12	1,102
Fitbit, Inc. - Class A (a)	31	206
FleetCor Technologies Inc. (a)	4	687
Flex Ltd. (a)	53	445
FLIR Systems Inc.	10	313
FormFactor Inc. (a)	8	158
Fortinet, Inc. (a)	6	582
Frequency Electronics Inc. (a)	1	9
Gartner Inc. (a)	3	251
Genpact Limited	18	527
Global Payments Inc.	6	927
Globalscape, Inc.	—	4
Globant S.A. (a)	3	223
GoDaddy Inc. - Class A (a)	6	321
GSI Technology, Inc. (a)	1	6
GTT Communications Inc. (a) (b)	8	60
Guidewire Software, Inc. (a)	4	278
Hackett Group Inc.	3	41
Harmonic, Inc. (a)	10	60
Hewlett Packard Enterprise Company	75	728
HP Inc.	43	745
HubSpot Inc. (a)	1	189
Ichor Holdings, Ltd. (a)	2	47
Infinera Corporation (a)	26	138
INPHI Corporation (a)	2	193
Insight Enterprises, Inc. (a)	4	160
Intel Corporation	194	10,525
InterDigital Communications, Inc.	4	167
International Business Machines Corporation	39	4,355
Intevac Inc. (a)	1	4
Intuit Inc.	7	1,714

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
IPG Photonics Corporation (a)	3	295
Itron Inc. (a)	4	224
J2 Cloud Services, LLC	4	322
Jabil Inc.	20	504
Jack Henry & Associates Inc.	3	497
Juniper Networks, Inc.	19	363
KBR, Inc.	15	305
Kemet Corp.	9	209
Key Tronic Corp. (a)	—	1
Keysight Technologies, Inc. (a)	7	603
Kimball Electronics Group, LLC (a)	3	29
KLA-Tencor Corp.	8	1,087
Knowles Corporation (a)	11	146
Kulicke & Soffa Industries Inc.	9	181
KVH Industries Inc. (a)	2	14
Lam Research Corp.	5	1,228
Lattice Semiconductor Corp. (a)	7	131
Leidos Holdings Inc.	9	807
Limelight Networks, Inc. (a)	7	42
Littelfuse Inc.	2	294
Liveramp, Inc. (a)	7	229
LogMeIn, Inc.	3	254
Lumentum Holdings Inc. (a)	3	225
MACOM Technology Solutions Holdings, Inc. (a)	8	150
MagnaChip Semiconductor, Ltd. (a)	4	45
Manhattan Associates Inc. (a)	4	196
Mantech International Corp. - Class A	3	193
Marvell Technology Group Ltd	24	548
MasterCard Incorporated - Class A	32	7,644
Maxim Integrated Products, Inc.	14	657
MAXIMUS Inc.	6	356
MaxLinear, Inc. - Class A (a)	10	112
Methode Electronics Inc.	5	139
Microchip Technology Incorporated (b)	11	733
Micron Technology, Inc. (a)	53	2,220
Microsoft Corporation	225	35,463
MicroStrategy Inc. - Class A (a)	1	103
MKS Instruments, Inc.	5	419
MongoDB, Inc. - Class A (a) (b)	1	153
Monolithic Power Systems Inc.	2	361
Motorola Solutions Inc.	5	656
MTS Systems Corp.	2	54
National Instruments Corp.	8	254
NCR Corporation (a)	10	177
NeoPhotonics Corporation (a)	3	22
NetApp, Inc.	10	413
NETGEAR, Inc. (a)	6	138
NetScout Systems, Inc. (a)	8	193
New Relic, Inc. (a)	3	129
NIC Inc.	5	115
NortonLifelock Inc.	20	365
Novantas Inc. (a)	3	256
Nuance Communications, Inc. (a)	20	328
NVE Corp.	—	24
NVIDIA Corporation	15	3,852
Okta, Inc. - Class A (a)	2	221
On Semiconductor Corporation (a)	33	409
Onespan, Inc. (a)	3	61
Onto Innovation Inc. (a)	8	225
Oracle Corporation	92	4,470
OSI Systems Inc. (a)	2	134
Palo Alto Networks, Inc. (a)	2	258
Paychex Inc.	10	619
Paycom Software, Inc. (a)	3	510
Paylocity Holding Corporation (a)	3	266
Paypal Holdings, Inc. (a)	20	1,935
PC Connection, Inc.	3	127
PDF Solutions Inc. (a)	2	28
Pegasystems Inc.	3	181
Perceptron, Inc. (a)	1	3
Perficient, Inc. (a)	3	90
Perspecta Inc.	12	227
PFSweb Inc. (a)	2	7
Photronics Inc. (a)	7	72
Plantronics Inc. (b)	2	23
Plexus Corp. (a)	3	186
Power Integrations Inc.	2	210
PRGX Global, Inc. (a)	1	3
Progress Software Corp.	4	131
Proofpoint, Inc. (a)	2	244
PTC Inc. (a)	3	212
Pure Storage, Inc. - Class A (a)	10	122
QAD Inc. - Class A	1	25
Qorvo, Inc. (a)	5	418
Qualcomm Incorporated	33	2,231
Qualys, Inc. (a)	2	201
Rambus Inc. (a)	13	147
RealNetworks, Inc. (a)	2	1
RealPage, Inc. (a)	5	273
Ribbon Communications Inc. (a)	7	21
Richardson Electronics Ltd.	1	2
RingCentral, Inc. - Class A (a)	1	243
Rogers Corp. (a)	2	168
Rosetta Stone Inc. (a)	2	22
Sabre Corporation	23	133
Salesforce.Com, Inc. (a)	11	1,557
Sanmina Corp. (a)	8	230
Sapiens International Corporation N.V.	1	15
ScanSource Inc. (a)	4	82
Science Applications International Corp.	5	342
SeaChange International Inc. (a)	2	8
Seagate Technology Public Limited Company (b)	15	735
Semtech Corp. (a)	6	213
ServiceNow, Inc. (a)	2	564
Servicesource International, Inc. (a)	1	1
Silicon Laboratories Inc. (a)	1	109
Skyworks Solutions, Inc.	11	997
SMART Global Holdings, Inc. (a)	4	97
SolarEdge Technologies Ltd. (a)	5	447
Splunk Inc. (a)	2	303
SPS Commerce, Inc. (a)	2	99
SS&C Technologies Holdings, Inc.	12	532
Stratasys, Inc. (a) (b)	5	83
Super Micro Computer, Inc. (a)	2	49
Sykes Enterprises Inc. (a)	7	178
Synaptics Incorporated (a)	3	185
Synchronoss Technologies, Inc. (a)	4	13
SYNNEX Corporation	6	467
Synopsys Inc. (a)	4	516
Systemax Inc.	3	57
TE Connectivity Ltd.	14	868
Tech Data Corp. (a)	4	484
TeleNav Inc. (a)	3	15
Teradata Corporation (a)	10	215
Teradyne Inc.	7	404
Tessco Technologies Inc.	1	3
Texas Instruments Incorporated	35	3,455
The Trade Desk, Inc. - Class A (a) (b)	1	193
TiVo Corporation	13	89
Transact Technologies Inc.	—	—
Trimble Inc. (a)	11	338
TTEC Holdings, Inc.	5	197
TTM Technologies, Inc. (a)	17	172
Twilio Inc. - Class A (a) (b)	3	284
Tyler Technologies Inc. (a)	1	350
Ultra Clean Holdings, Inc. (a)	3	41
Unisys Corp. (a)	4	48
Universal Display Corporation	2	215
Upstate Property Rentals, LLC (a)	2	38
Veeco Instruments Inc. (a)	5	50
Verint Systems Inc. (a)	5	216
VeriSign, Inc. (a)	4	714
ViaSat, Inc. (a)	5	176
Viavi Solutions Inc. (a)	17	187
Virtusa Corporation (a)	4	102
Visa Inc. - Class A	53	8,553
Vishay Intertechnology Inc.	13	192
Vishay Precision Group, Inc. (a)	1	14
VMware Inc. - Class A (a)	2	267
Western Digital Corporation	14	584

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Western Union Co.	15	281
Wex, Inc. (a)	2	178
Workday, Inc. - Class A (a)	1	194
Xerox Holdings Corporation	20	383
Xilinx, Inc.	9	689
Xperii Corp.	9	124
Zebra Technologies Corp. - Class A (a)	2	430
Zendesk, Inc. (a)	1	59
Zix Corporation (a)	3	14
		221,374
Financials 13.6%
1st Source Corporation	5	149
Affiliated Managers Group, Inc.	6	332
AFLAC Incorporated	20	694
Alleghany Corporation	1	342
Allegiance Bancshares, Inc.	2	41
Ally Financial Inc.	23	326
A-Mark Precious Metals, Inc. (a)	—	5
Ambac Financial Group, Inc. (a)	4	50
American Equity Investment Life Holding Company	7	128
American Express Company	25	2,176
American Financial Group, Inc.	5	354
American International Group, Inc.	23	546
American National Bankshares Inc.	1	15
American National Insurance Company	2	129
Ameriprise Financial, Inc.	11	1,079
Ameris Bancorp	7	161
Amerisafe, Inc.	2	135
Aon PLC - Class A	8	1,299
Arch Capital Group Ltd. (a)	14	387
Ares Management Corporation - Class A	7	220
Argo Group International Holdings, Ltd.	3	117
Arrow Financial Corporation	2	53
Arthur J Gallagher & Co.	8	692
Artisan Partners Asset Management Inc. - Class A	5	114
Associated Banc-Corp	14	179
Assurant, Inc.	5	470
Assured Guaranty Ltd.	9	220
Athene Holding Ltd - Class A (a)	12	310
Atlantic Capital Bancshares, Inc. (a)	1	14
Atlantic Union Bank	8	174
AXIS Capital Holdings Limited	6	213
Axos Financial, Inc. (a)	7	130
Banc of California, Inc.	11	88
BancFirst Corporation	3	115
BancorpSouth Bank	8	157
Bank of America Corporation	215	4,557
Bank of Hawaii Corporation	4	204
Bank of Marin Bancorp	2	51
Bank of N.T. Butterfield & Son Limited (The)	7	122
Bank OZK	13	211
BankFinancial Corporation	2	19
BankUnited, Inc.	9	161
Banner Corporation	4	139
Bar Harbor Bankshares	1	23
Berkshire Hathaway Inc. - Class B (a)	55	10,012
Berkshire Hills Bancorp, Inc.	6	96
BGC Partners, Inc. - Class A	34	87
BlackRock, Inc.	3	1,472
Blucora, Inc. (a)	4	52
BOK Financial Corporation	4	188
Boston Private Financial Holdings Inc.	10	68
Bridge Bancorp Inc.	2	39
Brighthouse Financial, Inc. (a)	10	237
Brightsphere Investment Group Inc.	9	58
Brookline Bancorp, Inc.	11	124
Brown & Brown Inc.	13	458
Bryn Mawr Bank Corp.	2	68
C&F Financial Corporation	—	2
Cadence Bancorporation - Class A	15	99
Camden National Corp.	2	60
Cannae Holdings, Inc. (a)	10	320
Capital City Bank Group Inc.	1	20
Capital One Financial Corporation	18	896
Capitol Federal Financial	16	182
Carolina Financial Corp.	3	66
Cathay General Bancorp	7	154
Cboe Global Markets, Inc.	5	432
CBTX, Inc.	1	22
Centerstate Bank Corporation	9	151
Central Pacific Financial Corp.	4	59
Central Valley Community Bancorp	—	3
Chubb Limited	12	1,298
Cincinnati Financial Corporation	6	467
CIT Group Inc.	7	112
Citigroup Inc.	55	2,330
Citizens & Northern Corp.	1	15
Citizens Financial Group Inc.	19	360
Citizens Inc. - Class A (a) (b)	4	24
City Holdings Co.	2	130
CME Group Inc.	6	1,107
CNA Financial Corp.	1	47
CNB Financial Corp.	1	25
CNO Financial Group, Inc.	11	142
Codorus Valley Bancorp Inc.	—	5
Cohen & Steers, Inc.	5	230
Columbia Banking System Inc.	6	173
Columbia Financial, Inc. (a)	6	80
Comerica Inc.	9	277
Commerce Bancshares Inc.	9	453
Community Bank System Inc.	4	215
Community Trust Bancorp Inc.	2	66
ConnectOne Bancorp, Inc.	8	104
Consumer Portfolio Services Inc. (a)	2	3
Cowen Inc. - Class A	2	21
Crawford & Co. - Class B	1	9
Credit Acceptance Corp. (a)	2	455
Cullen/Frost Bankers Inc. (b)	5	270
Customers Bancorp, Inc. (a)	3	36
CVB Financial Corp.	11	226
Diamond Hill Investment Group, Inc.	—	43
Dime Community Bancshares Inc.	4	54
Discover Financial Services	24	840
Donegal Group Inc. - Class A	2	24
Donnelley Financial Solutions, Inc. (a)	5	28
E*TRADE Financial Corp.	17	578
Eagle Bancorp Inc.	5	141
East West Bancorp, Inc.	11	292
Eaton Vance Corp.	9	293
eHealth, Inc. (a)	2	214
Employer Holdings Inc.	4	148
Encore Capital Group, Inc. (a)	4	95
Enova International, Inc. (a)	5	79
Enstar Group Limited (a)	1	202
Enterprise Financial Services Corp.	4	113
Equity Bancshares, Inc. - Class A (a)	1	18
Erie Indemnity Company - Class A	2	278
ESSA Bancorp, Inc.	1	13
Essent Group Ltd.	10	272
Evercore Inc. - Class A	5	225
Everest Re Group, Ltd.	2	289
EZCORP, Inc. - Class A (a)	7	30
FactSet Research Systems Inc.	2	522
Farmers National Banc Corp.	1	9
FB Financial Corporation	6	115
FBL Financial Group, Inc. - Class A	3	122
Federal Agricultural Mortgage Corporation - Class C	1	50
Federated Investors, Inc. - Class B	11	206
Fednat Holding Company	2	19
Fidelity National Financial, Inc.	16	398
Fifth Third Bancorp	39	573
Financial Institutions Inc.	2	35
First American Financial Corporation	10	420
First Bancorp.	4	82
First Bancorp.	22	117
First Bancshares Inc.	1	15
First Busey Corporation	7	115
First Business Financial Services, Inc.	1	15
First Citizens BancShares, Inc. - Class A	1	383

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
First Commonwealth Financial Corporation	12	109
First Community Bancshares, Inc.	2	41
First Defiance Financial Corp.	3	51
First Financial Bancorp.	10	153
First Financial Bankshares, Inc.	11	303
First Financial Corporation	1	32
First Financial Northwest, Inc.	1	10
First Foundation Inc.	4	42
First Hawaiian, Inc.	9	141
First Horizon National Corporation	27	220
First Interstate BancSystem, Inc. - Class A	3	100
First Merchants Corporation	6	170
First Mid Bancshares, Inc.	2	39
First Midwest Bancorp, Inc.	12	165
First Republic Bank	5	437
FirstCash, Inc.	3	251
Flagstar Bancorp, Inc.	8	161
Flushing Financial Corp.	3	47
FNB Corp.	30	223
Franklin Financial Network, Inc.	2	33
Franklin Resources Inc.	26	429
Fulton Financial Corp.	15	174
GAIN Capital Holdings, Inc. (b)	5	30
GAMCO Investors Inc. - Class A	1	13
Genworth Financial, Inc. - Class A (a)	49	162
German American Bancorp Inc.	4	103
Glacier Bancorp, Inc.	6	197
Global Indemnity Ltd - Class A	1	25
Globe Life Inc.	4	310
Great Southern Bancorp Inc.	2	74
Great Western Bancorp Inc.	8	162
Green Dot Corporation - Class A (a)	6	141
Greenhill & Co. Inc.	3	25
Greenlight Capital Re, Ltd. - Class A (a)	3	19
Hallmark Financial Services, Inc. (a)	2	9
Hamilton Lane Inc. - Class A	1	82
Hancock Whitney Co.	6	111
Hanmi Financial Corp.	3	38
Hanover Insurance Group Inc.	4	325
HarborOne Bancorp, Inc. (a)	8	58
HCI Group, Inc.	2	61
Heartland Financial USA, Inc.	4	132
Hennessy Advisors Inc.	—	3
Heritage Commerce Corp.	5	35
Heritage Financial Corporation	6	117
Heritage Insurance Holdings, Inc.	3	29
Hilltop Holdings Inc.	10	157
Home BancShares, Inc.	11	137
HomeStreet, Inc.	3	64
HomeTrust Bancshares Inc.	1	23
Hope Bancorp, Inc.	18	148
Horace Mann Educators Corp.	5	182
Horizon Bancorp Inc.	5	45
Houlihan Lokey Inc. - Class A	4	216
Huntington Bancshares Incorporated	57	469
IberiaBank Corp.	4	150
Impac Mortgage Holdings, Inc. (a) (b)	2	4
Independence Holding Co.	1	20
Independence Holdings, LLC	12	238
Independent Bank Corp.	3	32
Independent Bank Corp.	3	208
Independent Bank Group, Inc.	6	137
Interactive Brokers Group, Inc.	7	307
Intercontinental Exchange, Inc.	14	1,091
International Bancshares Corporation	8	217
INTL FCStone Inc. (a)	2	67
Invesco Ltd.	25	228
Investors Bancorp, Inc.	25	199
James River Group, Inc.	5	175
Janus Henderson Group PLC	14	222
Jefferies Financial Group Inc.	19	265
JPMorgan Chase & Co.	122	11,029
K.K.R. Co., Inc.	4	105
Kearny Financial Corp	11	95
Kemper Corp.	6	480
KeyCorp	42	437
Kinsale Capital Group, Inc.	1	91
Lakeland Bancorp Inc.	11	115
Lakeland Financial Corp.	4	135
Lazard Ltd - Class A	13	307
Legg Mason, Inc.	6	285
LendingClub Corporation (a)	15	115
LendingTree, Inc. (a) (b)	1	149
Lincoln National Corporation	8	198
Live Oak Bancshares, Inc.	6	74
Loews Corp.	11	379
LPL Financial Holdings Inc.	8	413
M&T Bank Corporation	7	740
Macatawa Bank Corp.	1	4
Maiden Holdings, Ltd. (a)	9	8
Manning & Napier, Inc. - Class A (b)	1	1
Markel Corporation (a)	—	467
MarketAxess Holdings Inc.	1	436
Marlin Business Services Inc.	2	22
Marsh & McLennan Companies, Inc.	14	1,183
MBIA Inc. (a)	14	100
Mercantile Bank Corp.	2	43
Merchants Bancorp, Inc.	—	8
Mercury General Corp.	5	194
Meridian Bancorp, Inc.	10	110
Meta Financial Group, Inc.	5	114
MetLife, Inc.	19	589
MGIC Investment Corp.	10	64
Midland States Bancorp Inc.	2	27
MidWestOne Financial Group Inc.	1	16
Moelis & Company LLC - Class A	5	135
Moody's Corp.	6	1,248
Morgan Stanley	44	1,483
Morningstar Inc.	4	473
Mr. Cooper Group Inc. (a)	3	23
MSCI Inc.	3	860
NASDAQ Inc.	8	798
National Bank Holdings Corp. - Class A	6	135
National Bankshares Inc.	—	2
National General Holdings Corp.	11	178
National Western Life Group Inc. - Class A	1	116
Navient Corporation	19	144
NBT Bancorp Inc.	6	207
Nelnet, Inc. - Class A	3	146
New York Community Bancorp Inc.	26	240
Nicholas Financial, Inc. (a)	1	4
Nicolet Bankshares, Inc. (a)	—	15
NMI Holdings Inc. - Class A (a)	7	83
Northern Trust Corp.	11	868
Northfield Bancorp Inc.	5	59
Northrim BanCorp Inc.	—	11
Northwest Bancshares Inc.	16	181
OceanFirst Financial Corp.	9	151
Ocwen Financial Corp. (a)	4	2
OFG Bancorp	6	69
Old National Bancorp	17	228
Old Republic International Corp.	23	349
Old Second Bancorp Inc.	1	5
On Deck Capital Inc. (a)	6	9
Oppenheimer Holdings Inc. - Class A	1	22
Opus Bank	5	89
Origin Bancorp, Inc.	1	17
Pacific Premier Bancorp, Inc.	9	175
PacWest Bancorp	7	133
Park National Corp.	2	178
Peapack Gladstone Financial Corp.	2	41
Penns Woods Bancorp Inc.	—	8
PennyMac Financial Services, Inc.	8	178
Peoples Bancorp Inc.	2	46
Peoples Financial Services Corp.	—	8
People's United Financial Inc.	33	367
People's Utah Bancorp	1	13
Pinnacle Financial Partners, Inc.	5	178
Piper Jaffray Cos.	2	91
PJT Partners Inc. - Class A	2	102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Popular Inc.	9	308
Preferred Bank	2	54
Primerica, Inc.	5	435
Principal Financial Group, Inc.	12	386
ProAssurance Corporation	6	152
Progressive Corp.	18	1,354
Prosperity Bancshares Inc.	9	440
Protective Insurance Company - Class B	1	13
Provident Financial Holdings Inc.	—	6
Provident Financial Services, Inc.	9	115
Prudential Bancorp Inc of Pennsylvania	—	4
Prudential Financial Inc.	10	543
Pzena Investment Management, Inc. - Class A	2	8
QCR Holdings, Inc.	1	26
Radian Group Inc.	8	109
Raymond James Financial Inc.	8	496
Regional Management Corp. (a)	2	25
Regions Financial Corporation	52	466
Reinsurance Group of America, Incorporated	3	258
RenaissanceRe Holdings Ltd	3	501
Renasant Corporation	8	181
Republic Bancorp Inc. - Class A	2	60
Republic First Bancorp Inc. (a)	2	5
RLI Corp.	3	221
S&P Global Inc.	9	2,107
S&T Bancorp Inc.	5	149
Safety Insurance Group, Inc.	2	138
Sandy Spring Bancorp Inc.	5	106
Santander Consumer USA Holdings Inc.	28	387
Seacoast Banking Corp. of Florida (a)	4	69
SEI Investments Co.	7	345
Selective Insurance Group Inc.	4	223
ServisFirst Bancshares, Inc.	6	163
Sierra BanCorp	1	26
Signature Bank	3	279
Simmons First National Corp. - Class A	9	162
SLM Corporation	49	353
South State Corp.	2	144
Southside Bancshares, Inc.	4	118
State Auto Financial Corp.	7	201
State Street Corporation	11	597
Sterling Bancorp	19	194
Sterling Bancorp, Inc.	3	11
Stewart Information Services Corp.	3	67
Stifel Financial Corp.	7	272
Stock Yards Bancorp Inc.	2	56
SVB Financial Group (a)	3	473
Synchrony Financial	47	751
Synovus Financial Corp.	15	270
T. Rowe Price Group, Inc.	8	826
TCF Financial Corporation	15	350
TD Ameritrade Holding Corporation	15	504
Telaria Inc. (a)	1	8
Territorial Bancorp Inc.	1	27
Texas Capital Bancshares, Inc. (a)	5	109
TFS Financial Corporation	11	162
The Allstate Corporation	12	1,073
The Bancorp, Inc. (a)	8	48
The Bank of New York Mellon Corporation	22	755
The Blackstone Group Inc.	6	291
The Charles Schwab Corporation	34	1,147
The First Bancorp, Inc.	1	25
The First of Long Island Corporation	2	40
The Goldman Sachs Group, Inc.	9	1,356
The Hartford Financial Services Group, Inc.	22	771
The PNC Financial Services Group, Inc.	13	1,247
The PRA Group, Inc. (a)	4	124
The Travelers Companies, Inc.	14	1,371
Third Point Reinsurance Ltd. (a)	17	125
Tiptree Inc. - Class A	3	15
Tompkins Financial Corp.	2	113
TowneBank	11	193
Trico Bancshares	4	106
Tristate Capital Holdings, Inc. (a)	4	36
Triumph Bancorp, Inc. (a)	5	119
Truist Financial Corporation	37	1,129
TrustCo Bank Corp.	11	61
Trustmark Corp.	8	186
U.S. Bancorp	48	1,662
Ubiquiti Inc. (b)	1	164
UMB Financial Corp.	4	195
Umpqua Holdings Corp.	18	195
United Bankshares Inc.	9	209
United Community Banks, Inc.	10	174
United Fire Group Inc.	3	98
United Insurance Holdings Corp.	8	71
Universal Insurance Holdings, Inc.	6	108
Univest Financial Corporation	3	49
Unum Group	10	143
Valley National Bancorp	32	232
Veritex Holdings Inc.	4	51
Virtu Financial Inc. - Class A	9	177
Virtus Partners, Inc.	1	61
Voya Financial, Inc.	10	415
W. R. Berkley Corporation	9	453
Waddell & Reed Financial Inc. - Class A (b)	14	162
Walker & Dunlop, Inc.	3	133
Washington Federal Inc.	7	181
Washington Trust Bancorp, Inc.	2	75
Waterstone Financial, Inc.	3	47
Webster Financial Corp.	7	171
Wells Fargo & Company	156	4,476
WesBanco Inc.	6	136
West Bancorporation, Inc.	2	29
Westamerica Bancorp	3	165
Western Alliance Bancorp	10	319
Westwood Holdings Group Inc.	1	15
White Mountains Insurance Group Ltd	—	288
Willis Towers Watson Public Limited Company	5	772
Wintrust Financial Corporation	5	172
WisdomTree Investments, Inc.	17	40
World Acceptance Corp. (a)	1	73
WSFS Financial Corp.	5	130
Zions Bancorp	10	265
		125,915
Health Care 13.5%
Abbott Laboratories	35	2,784
AbbVie Inc.	43	3,270
ABIOMED, Inc. (a)	2	242
Acadia Healthcare Company, Inc. (a)	11	201
ACADIA Pharmaceuticals Inc. (a)	7	309
Accuray Incorporated (a)	6	11
Acorda Therapeutics, Inc. (a)	6	6
Addus HomeCare Corporation (a)	1	75
Adverum Biotechnologies, Inc. (a)	10	97
Agilent Technologies, Inc.	11	778
Agios Pharmaceuticals, Inc. (a)	1	38
Akebia Therapeutics, Inc. (a)	12	88
Akorn, Inc. (a)	8	4
Alexion Pharmaceuticals, Inc. (a)	7	633
Align Technology, Inc. (a)	3	482
Alkermes Public Limited Company (a)	3	42
Allergan Public Limited Company	6	1,147
Allscripts Healthcare Solutions, Inc. (a)	22	156
Alnylam Pharmaceuticals, Inc. (a)	3	344
Amedisys, Inc. (a)	2	405
AmerisourceBergen Corporation	11	948
Amgen Inc.	23	4,576
Amicus Therapeutics, Inc. (a)	6	60
AMN Healthcare Services, Inc. (a)	5	272
Amphastar Pharmaceuticals, Inc. (a)	4	63
Anaptysbio, Inc. (a)	2	28
AngioDynamics, Inc. (a)	4	46
ANI Pharmaceuticals, Inc. (a)	1	32
Anika Therapeutics, Inc. (a)	1	43
Anthem, Inc.	8	1,775
Ardelyx, Inc. (a)	1	4
Arena Pharmaceuticals, Inc. (a)	4	172
Arrowhead Pharmaceuticals Inc (a)	7	190

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Assertio Therapeutics, Inc. (a)	3	2
Atara Biotherapeutics, Inc. (a)	4	35
Atrion Corporation	—	106
Avanos Medical, Inc. (a)	5	122
Baxter International Inc.	11	875
Becton, Dickinson and Company	6	1,446
Biogen Inc. (a)	8	2,439
BioMarin Pharmaceutical Inc. (a)	4	358
Bio-Rad Laboratories, Inc. - Class A (a)	1	416
BioSpecifics Technologies Corp. (a)	1	41
Bio-Techne Corporation	2	360
BioTelemetry, Inc. (a)	2	78
Bluebird Bio, Inc. (a)	2	69
Boston Scientific Corporation (a)	29	944
Bristol-Myers Squibb Company	46	2,538
Brookdale Senior Living Inc. (a)	30	93
Bruker Corp.	14	485
Cantel Medical Corp.	4	144
Capital Senior Living Corp. (a)	3	2
Cardinal Health, Inc.	13	630
Catalent Inc. (a)	14	730
Centene Corporation (a)	24	1,426
Cerner Corp.	15	945
Change Healthcare Inc. (a)	17	171
Charles River Laboratories International Inc. (a)	4	530
Chemed Corporation	1	519
Chimerix, Inc. (a)	5	7
Cigna Holding Company	16	2,858
Community Health Systems Inc. (a)	12	39
Computer Programs & Systems Inc.	1	17
Concert Pharmaceuticals Inc. (a)	—	4
Conmed Corp.	3	144
Cooper Cos. Inc.	2	520
Corcept Therapeutics Inc. (a)	9	105
Corvel Corp. (a)	2	110
Covetrus, Inc. (a)	3	22
Cross Country Healthcare Inc. (a)	2	16
CryoLife Inc. (a)	3	47
Cumberland Pharmaceuticals Inc. (a)	1	3
CVS Health Corporation	48	2,851
Danaher Corporation	11	1,471
DaVita Inc. (a)	12	923
Deciphera Pharmaceuticals, Inc. (a)	6	254
Denali Therapeutics Inc. (a)	7	116
Dentsply Sirona Inc.	8	324
DexCom Inc. (a)	1	376
Eagle Pharmaceuticals Inc. (a)	1	61
Edwards Lifesciences Corporation (a)	5	875
Elanco Animal Health (a)	18	400
Eli Lilly & Co.	25	3,426
Emergent BioSolutions Inc. (a)	4	235
Enanta Pharmaceuticals, Inc. (a)	2	82
Encompass Health Corporation	8	504
Endo International Public Limited Company (a)	23	86
Envista Holdings Corporation (a)	5	69
Enzo Biochem Inc. (a)	4	9
Epizyme, Inc. (a)	5	74
Evolent Health, Inc. - Class A (a)	14	75
Exact Sciences Corporation (a)	3	168
Exelixis, Inc. (a)	26	439
FibroGen, Inc. (a)	2	84
Five Prime Therapeutics, Inc. (a)	4	9
Five Star Senior Living Inc. (a)	—	—
G1 Therapeutics, Inc. (a)	4	39
Gilead Sciences, Inc.	46	3,443
Global Blood Therapeutics, Inc. (a) (b)	4	190
Globus Medical Inc. - Class A (a)	6	239
Haemonetics Corp. (a)	3	347
Hanger, Inc. (a)	3	43
Harvard Bioscience Inc. (a)	2	4
HCA Healthcare, Inc.	7	659
HealthEquity, Inc. (a)	1	72
Healthstream, Inc. (a)	2	51
Henry Schein Inc. (a)	7	349
Heska Corporation (a)	—	9
Hill-Rom Holdings Inc.	5	517
HMS Holdings Corp. (a)	8	191
Hologic Inc. (a)	15	514
Horizon Therapeutics Public Limited Company (a)	15	449
Humana Inc.	5	1,481
ICU Medical, Inc. (a)	1	222
IDEXX Laboratories, Inc. (a)	4	933
Illumina, Inc. (a)	3	815
Incyte Corporation (a)	4	278
Innoviva, Inc. (a)	12	140
Inogen, Inc. (a)	1	62
Insulet Corporation (a)	1	150
Integer Holdings Corporation (a)	3	220
Integra LifeSciences Holdings Corp. (a)	5	229
Intellia Therapeutics, Inc. (a) (b)	3	36
Intra-Cellular Therapies, Inc. (a)	4	62
Intuitive Surgical, Inc. (a)	2	1,037
Invacare Corp.	4	28
Ionis Pharmaceuticals Inc. (a)	5	245
Iovance Biotherapeutics Inc. (a)	5	138
IQVIA Inc. (a)	6	608
Ironwood Pharmaceuticals, Inc. - Class A (a) (b)	9	92
Jazz Pharmaceuticals Public Limited Company (a)	3	298
Johnson & Johnson	90	11,835
Karyopharm Therapeutics Inc. (a)	4	67
Kura Oncology, Inc. (a)	3	26
Laboratory Corporation of America Holdings (a)	4	554
Lannett Co. Inc. (a) (b)	3	21
Lantheus Holdings Inc. (a)	5	63
LeMaitre Vascular Inc.	2	40
LHC Group, Inc. (a)	3	382
Ligand Pharmaceuticals Incorporated (a) (b)	2	134
LivaNova PLC (a)	4	160
Luminex Corporation	6	160
Lumos Pharma, Inc. (a) (b)	—	2
MacroGenics Inc. (a)	3	18
Madrigal Pharmaceuticals Inc. (a)	—	32
Magellan Health Services Inc. (a)	4	195
Mallinckrodt Public Limited Company (a) (b)	11	21
Masimo Corp. (a)	1	235
McKesson Corporation	9	1,164
Mednax, Inc. (a)	7	79
Medpace Holdings, Inc. (a)	3	254
Medtronic Public Limited Company	23	2,053
Merck & Co., Inc.	77	5,900
Meridian Bioscience Inc. (a)	4	36
Merit Medical Systems Inc. (a)	4	111
Mesa Laboratories, Inc.	—	29
Mettler-Toledo International Inc. (a)	1	836
Molina Healthcare, Inc. (a)	4	551
Momenta Pharmaceuticals, Inc. (a)	8	207
Mylan Holdings Ltd. (a)	27	405
Myriad Genetics, Inc. (a)	6	81
National Healthcare Corp.	2	162
National Research Corp. - Class A	1	32
Natus Medical Inc. (a)	3	68
Nektar Therapeutics (a)	3	55
Neogen Corp. (a)	3	224
Neogenomics Laboratories, Inc. (a)	3	87
Neurocrine Biosciences, Inc. (a)	1	129
Nextgen Healthcare Inc. (a)	10	104
Novocure Limited (a)	3	198
NuVasive Inc. (a)	5	238
Omnicell, Inc. (a)	3	207
OPKO Health, Inc. (a) (b)	15	20
Option Care Health, Inc. (a)	1	13
Orasure Technologies, Inc. (a)	4	45
Orthofix Medical Inc. (a)	3	90
Otonomy, Inc. (a)	2	4
Owens & Minor Inc.	7	63
Patterson Cos. Inc.	10	151
PDL BioPharma, Inc. (a)	6	16
Penumbra, Inc. (a)	1	140
PerkinElmer Inc.	3	231
Perrigo Company Public Limited Company	9	424

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PetIQ, Inc. - Class A (a) (b)	2	37
Pfizer Inc.	187	6,105
Phibro Animal Health Corporation - Class A	2	38
PRA Health Sciences, Inc. (a)	5	422
Premier Healthcare Solutions, Inc. - Class A (a)	5	156
Prestige Consumer Healthcare Inc. (a)	8	279
Prothena Corporation Public Limited Company (a)	4	45
Providence Services Corp. (a)	2	86
Psychemedics Corp.	1	3
Quest Diagnostics Incorporated	7	548
Quidel Corporation (a)	3	325
R1 RCM Inc. (a)	4	34
RadNet Inc. (a)	4	39
Reata Pharmaceuticals, Inc. - Class A (a)	1	118
Regeneron Pharmaceuticals, Inc. (a)	2	1,074
Regenxbio Inc. (a)	4	143
Repligen Corporation (a)	2	169
ResMed Inc.	5	756
Retrophin Inc. (a)	4	60
Revance Therapeutics Inc. (a)	4	54
Rhythm Pharmaceuticals, Inc. (a)	1	8
Rocket Pharmaceuticals, Ltd. (a)	3	47
RTI Surgical, Inc. (a)	4	6
Sage Therapeutics Inc. (a)	1	38
Sangamo Therapeutics Inc. (a)	16	104
Sarepta Therapeutics, Inc. (a)	2	224
SeaSpine Holdings Corporation (a)	1	5
Seattle Genetics Inc. (a)	2	287
Select Medical Holdings Corporation (a)	17	253
Simulations Plus Inc.	1	20
Spectrum Pharmaceuticals, Inc. (a)	3	6
Steris Limited	3	474
Stryker Corporation	7	1,210
Supernus Pharmaceuticals Inc. (a)	5	82
SurModics Inc. (a)	1	48
Symbion, Inc. (a)	5	30
Syneos Health, Inc. - Class A (a)	8	331
Tandem Diabetes Care Inc. (a)	2	104
Taro Pharmaceutical Industries Ltd (a)	3	182
Teleflex Incorporated	2	486
Tenet Healthcare Corporation (a)	12	170
The Ensign Group, Inc.	5	203
The Pennant Group, Inc. (a)	3	38
Thermo Fisher Scientific Inc.	8	2,410
Tivity Health, Inc. (a) (b)	9	55
Triple-S Management Corp. - Class B (a)	2	30
U. S. Physical Therapy, Inc.	1	77
Ultragenyx Pharmaceutical Inc. (a)	1	59
United Therapeutics Corporation (a)	5	441
UnitedHealth Group Incorporated	27	6,707
Universal Health Services Inc. - Class B	5	512
Utah Medical Products Inc.	—	19
Vanda Pharmaceuticals Inc. (a)	5	50
Varex Imaging Corporation (a)	6	136
Varian Medical Systems, Inc. (a)	4	434
Veeva Systems Inc. - Class A (a)	3	480
Vertex Pharmaceuticals Incorporated (a)	3	785
Waters Corp. (a)	3	540
West Pharmaceutical Services Inc.	3	413
Wright Medical Group N.V. (a)	3	98
Xencor, Inc. (a)	5	159
Zimmer Biomet Holdings, Inc.	5	514
Zoetis Inc. - Class A	17	1,972
Zogenix, Inc. (a)	4	102
		125,010
Industrials 11.8%
3M Company	25	3,381
AAON, Inc.	4	213
AAR Corp.	4	78
ABM Industries Incorporated	7	170
Acacia Research Corporation (a)	2	4
ACCO Brands Corporation	11	58
Actuant Corporation	7	114
Acuity Brands, Inc.	3	268
ADT, Inc.	18	76
Advanced Disposal Services, Inc. (a)	7	232
Advanced Drainage Systems, Inc.	7	196
AECOM (a)	14	419
Aegion Corporation (a)	3	59
Aerojet Rocketdyne Holdings, Inc. (a)	6	243
AeroVironment, Inc. (a)	2	144
AGCO Corporation	10	462
Air Lease Corporation - Class A	15	331
Air Transport Services Group, Inc. (a)	9	161
Alamo Group Inc.	1	109
Alaska Air Group, Inc.	13	377
Albany International Corp. - Class A	2	97
Allegiant Travel Company	2	190
Allegion Public Limited Company	5	467
Allied Motion Technologies Inc.	1	30
Allison Systems, Inc.	11	370
Altra Industrial Motion Corp.	6	99
AMERCO	2	462
Ameresco, Inc. - Class A (a)	1	20
American Airlines Group Inc.	18	217
American Woodmark Corporation (a)	2	100
AMETEK, Inc.	11	778
AO Smith Corp.	10	376
Apogee Enterprises, Inc.	4	73
Applied Industrial Technologies, Inc.	4	202
ARC Document Solutions, Inc.	4	3
Arcbest Corporation	4	72
Arcosa, Inc.	4	152
Argan, Inc.	2	57
Armstrong Flooring, Inc. (a)	3	4
Armstrong World Industries, Inc.	3	257
Astec Industries, Inc.	3	112
Astronics Corporation (a)	2	20
Astronics Corporation - Class B (a)	1	14
Atkore International Group Inc. (a)	5	111
Atlas Air Worldwide Holdings, Inc. (a)	5	122
Avis Budget Group, Inc. (a)	7	103
Axone Intelligence Inc. (a)	1	85
AZZ Inc.	3	73
Barnes Group Inc.	6	233
Barrett Business Services, Inc.	1	46
Beacon Roofing Supply, Inc. (a)	7	120
Brady Corp. - Class A	5	236
Briggs & Stratton Corp.	7	13
Brink's Co.	3	134
Builders FirstSource, Inc. (a)	15	189
BWXT Government Group, Inc.	5	238
C.H. Robinson Worldwide, Inc.	8	526
CAI International Inc. (a)	1	13
Carlisle Cos. Inc.	5	580
Casella Waste Systems Inc. - Class A (a)	5	180
Caterpillar Inc.	23	2,710
CBIZ Inc. (a)	7	138
Ceco Environmental Corp. (a)	3	15
Chart Industries, Inc. (a)	3	98
Cimpress Public Limited Company (a)	2	95
Cintas Corp.	3	489
CIRCOR International, Inc. (a)	2	19
Civeo Corporation (a)	8	3
Clean Harbors Inc. (a)	5	265
Colfax Corp. (a)	10	198
Columbus Mckinnon Corp.	2	60
Comfort Systems USA Inc.	5	188
Commercial Vehicle Group Inc. (a)	5	7
Construction Partners, Inc. - Class A (a)	3	58
Copa Holdings, S.A. - Class A	3	147
Copart Inc. (a)	11	722
Cornerstone Building Brands, Inc. (a)	7	33
Costamare Inc.	8	36
CoStar Group, Inc. (a)	1	472
Covanta Holding Corporation	11	98
Covenant Transportation Group, Inc. - Class A (a)	2	19
CRA International, Inc.	1	36
Crane Co.	6	273

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CSW Industrials Inc.	2	132
CSX Corp.	25	1,442
Cubic Corp.	3	111
Cummins Inc.	10	1,330
Curtiss-Wright Corp.	4	407
Deere & Company	10	1,409
Delta Air Lines Inc.	38	1,083
Deluxe Corp.	5	121
Donaldson Co. Inc.	12	458
Douglas Dynamics, Inc.	3	100
Dover Corporation	7	606
Ducommun Inc. (a)	1	32
DXP Enterprises Inc. (a)	2	22
Dycom Industries, Inc. (a)	5	118
Eagle Bulk Shipping Inc. (a) (b)	2	4
Eaton Corporation Public Limited Company	12	912
Echo Global Logistics, Inc. (a)	3	56
EMCOR Group, Inc.	6	394
Emerson Electric Co.	23	1,083
Encore Wire Corp.	3	123
EnerSys	4	219
Ennis Inc.	3	61
EnPro Industries, Inc.	3	116
Equifax Inc.	3	370
ESCO Technologies Inc.	2	186
Evoqua Water Technologies Corp. (a)	3	32
ExOne Co. (a) (b)	1	8
Expeditors International of Washington Inc.	9	585
Exponent, Inc.	5	363
Fastenal Co.	27	845
Federal Signal Corporation	8	227
FedEx Corporation	9	1,129
Flowserve Corporation	9	213
Fluor Corp.	8	53
Forrester Research Inc. (a)	2	49
Fortive Corporation	11	619
Fortune Brands Home & Security, Inc.	9	393
Forward Air Corp.	3	157
Franklin Covey Co. (a)	1	17
Franklin Electric Co. Inc.	4	201
FreightCar America Inc. (a)	1	1
FTI Consulting Inc. (a)	3	355
GATX Corporation	3	177
Genco Shipping & Trading Limited	1	5
Gencor Industries Inc. (a)	1	6
Generac Holdings Inc. (a)	7	668
General Dynamics Corporation	9	1,208
General Electric Company	130	1,031
Gibraltar Industries Inc. (a)	4	181
GMS Inc. (a)	6	91
Golden Ocean Group Limited (b)	1	2
Goldfield Corp. (a)	3	9
Gorman-Rupp Co.	2	76
GP Strategies Corporation (a)	2	13
Graco Inc.	8	395
GrafTech International Ltd.	12	99
Graham Corp.	—	5
Granite Construction Incorporated	5	79
Great Lakes Dredge & Dock Corp. (a)	7	61
Greenbrier Cos. Inc.	5	92
Griffon Corp.	5	60
H&E Equipment Services, Inc.	5	72
Harsco Corporation (a)	8	54
Hawaiian Holdings, Inc.	7	77
HD Supply Holdings, Inc (a)	16	466
Healthcare Services Group Inc.	5	120
Heartland Express Inc.	9	175
HEICO Corp.	2	176
HEICO Corp. - Class A	3	178
Heidrick & Struggles International Inc.	2	49
Helios Technologies, Inc.	5	172
Herc Holdings Inc. (a)	4	90
Heritage-Crystal Clean, LLC (a)	1	16
Herman Miller Inc.	7	156
Hertz Global Holdings, Inc. (a)	12	76
Hexcel Corp.	8	297
Hill International Inc. (a)	4	6
Hillenbrand Inc.	5	104
HNI Corp.	5	129
Honeywell International Inc.	22	2,900
Houston Wire & Cable Company (a)	1	2
Howmet Aerospace Inc.	28	450
HUB Group Inc. - Class A (a)	3	140
Hubbell Inc.	5	589
Hudson Global, Inc. (a)	—	1
Huntington Ingalls Industries Inc.	3	517
Hurco Cos. Inc.	—	9
Huron Consulting Group Inc. (a)	2	102
Hyster-Yale Materials Handling Inc. - Class A	1	45
ICF International, Inc.	2	141
IDEX Corporation	4	530
IES Holdings, Inc. (a)	2	37
Illinois Tool Works Inc.	11	1,597
Ingersoll Rand Inc. (a)	22	551
InnerWorkings, Inc. (a)	5	6
Insperity, Inc.	3	104
Insteel Industries, Inc.	2	28
Interface Inc.	8	63
ITT Industries Holdings, Inc.	10	460
Jacobs Engineering Group Inc.	6	450
JB Hunt Transport Services Inc.	6	581
JELD-WEN Holding, Inc. (a)	13	125
JetBlue Airways Corp. (a)	28	247
John Bean Technologies Corp.	2	174
Johnson Controls International Public Limited Company	22	595
Kadant Inc.	1	108
Kaman Corp.	3	108
Kansas City Southern	6	776
Kelly Services Inc. - Class A	4	45
Kennametal Inc.	8	150
Kforce Inc.	4	96
Kimball International Inc. - Class B	4	52
Kirby Corp. (a)	5	200
Knight-Swift Transportation Holdings Inc. - Class A	13	440
Knoll Inc.	8	81
Korn Ferry	5	127
Kratos Defense & Security Solutions, Inc. (a)	8	104
L3Harris Technologies, Inc.	6	1,105
Landstar System Inc.	4	391
Lawson Products Inc. (a)	—	12
LB Foster Co. (a)	1	12
Lennox International Inc.	2	310
Lincoln Electric Holdings Inc.	5	334
Lindsay Corp.	1	136
Lockheed Martin Corporation	9	3,042
LSI Industries Inc.	1	4
Lydall Inc. (a)	2	12
Macquarie Infrastructure Corporation	5	125
Manitowoc Co. Inc. (a)	4	31
ManpowerGroup Inc.	5	291
Marten Transport Ltd.	8	159
Masco Corporation	11	385
Masonite International Corporation (a)	4	180
MasTec Inc. (a)	9	287
Matson Intermodal - Paragon, Inc.	5	150
Matthews International Corp. - Class A	5	119
McGrath RentCorp	3	149
Mercury Systems Inc. (a)	3	216
Meritor, Inc. (a)	9	113
Middleby Corp. (a)	4	220
Miller Industries Inc.	1	36
Mistras Group, Inc. (a)	3	11
Mobile Mini, Inc.	4	116
Moog Inc. - Class A	3	154
MRC Global Inc. (a)	10	41
MSA Safety Inc.	2	201
MSC Industrial Direct Co. - Class A	5	300
Mueller Industries Inc.	8	191
Mueller Water Products Inc. - Class A	16	132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
MYR Group Inc. (a)	2	61
National Presto Industries Inc.	1	44
Navistar International Corporation (a)	9	146
Nielsen Holdings plc	26	328
NL Industries Inc.	1	3
NN Inc.	3	5
Nordson Corp.	4	480
Norfolk Southern Corporation	9	1,326
Northrop Grumman Systems Corp.	5	1,650
Northwest Pipe Co. (a)	1	22
Now, Inc. (a)	13	68
NV5 Global, Inc. (a)	1	57
Nvent Electric Public Limited Company	7	117
Old Dominion Freight Line Inc.	6	786
Orion Group Holdings, Inc. (a)	2	4
Oshkosh Corp.	8	488
Owens Corning Inc.	9	363
PACCAR Inc.	30	1,836
PAM Transportation Services Inc. (a)	—	9
Parker-Hannifin Corporation	7	971
Park-Ohio Holdings Corp.	1	24
Patrick Industries, Inc.	3	90
Pentair Public Limited Company	10	297
Performant Financial Corporation (a)	4	3
PGT Innovations, Inc. (a)	11	89
Pitney Bowes Inc.	16	32
Powell Industries Inc.	1	27
Preformed Line Products Co.	—	9
Primoris Services Corporation	6	90
Proto Labs Inc. (a)	2	178
Quad/Graphics Inc. - Class A	4	11
Quanex Building Products Corp.	4	36
Quanta Services, Inc.	12	381
Radiant Logistics, Inc. (a)	3	13
Raven Industries Inc.	2	52
Raytheon Company	8	1,078
RBC Bearings Incorporated (a)	1	162
Regal-Beloit Corp.	4	277
Republic Services Inc.	8	629
Resideo Technologies, Inc. (a)	13	63
Resources Connection, Inc.	4	48
REV Group Inc.	7	27
Rexnord Corporation	12	269
Robert Half International Inc.	10	379
Rockwell Automation Inc.	6	847
Rollins Inc.	10	360
Roper Technologies, Inc.	2	726
Rush Enterprises Inc. - Class A	5	160
Ryder System, Inc.	8	206
Saia, Inc. (a)	3	230
Schneider National, Inc. - Class B	3	66
Scorpio Bulkers Inc.	10	25
Sensata Technologies Holding PLC (a)	15	447
SIFCO Industries Inc. (a)	—	—
Simpson Manufacturing Co. Inc.	3	190
SiteOne Landscape Supply, Inc. (a)	2	183
SkyWest Inc.	6	149
Snap-On Inc.	4	451
Southwest Airlines Co.	26	912
SP Plus Corporation (a)	2	43
Spartan Motors Inc.	4	53
Spirit Aerosystems Holdings Inc. - Class A	7	171
Spirit Airlines Inc. (a)	9	118
SPX Corp. (a)	5	168
SPX Flow, Inc. (a)	4	113
Standex International Corp.	2	114
Stanley Black & Decker Inc.	7	695
Steel Connect Inc. (a)	6	4
Steelcase Inc. - Class A	13	126
Stericycle Inc. (a)	6	302
Sterling Construction Co. Inc. (a)	3	26
Stock Building Supply Holdings, LLC (a)	9	165
SunRun Inc. (a)	15	151
Team, Inc. (a) (b)	3	19
Teledyne Technologies Inc. (a)	1	378
Tennant Co.	2	136
Terex Corp.	7	94
Tetra Tech, Inc.	4	288
Textainer Group Holdings Limited (a)	10	79
Textron Inc.	18	475
The Boeing Company	14	2,154
Thermon Group Holdings, Inc. (a)	3	40
Timken Co.	9	295
Titan International, Inc.	6	9
Titan Machinery Inc. (a)	1	11
Toro Co.	5	310
TPI Composites, Inc. (a)	4	64
Trane Technologies Public Limited Company	8	670
TransDigm Group Inc.	1	448
TransUnion	8	504
Trex Company, Inc. (a)	3	270
TriMas Corp. (a)	5	127
TriNet Group Inc. (a)	5	199
Trinity Industries Inc.	11	184
Triton Container International Limited - Class A	10	265
Triumph Group Inc.	3	21
TrueBlue, Inc. (a)	8	107
Tutor Perini Corp. (a)	11	73
Twin Disc Inc. (a)	1	8
Ultralife Corp. (a)	—	1
UniFirst Corp.	1	149
Union Pacific Corporation	24	3,340
United Airlines Holdings, Inc. (a)	26	807
United Parcel Service Inc. - Class B	25	2,314
United Rentals Inc. (a)	8	773
United Technologies Corporation	25	2,349
Universal Forest Products Inc.	5	181
Universal Logistics Holdings, Inc.	2	30
US Ecology Parent, Inc.	3	85
USA Truck Inc. (a)	1	3
Valmont Industries Inc.	2	177
Vectrus, Inc. (a)	1	53
Verisk Analytics, Inc.	8	1,097
Veritiv Corp. (a)	2	13
Viad Corp	2	46
Vicor Corp. (a)	1	62
VSE Corp.	1	20
W. W. Grainger, Inc.	3	735
Wabash National Corp.	7	53
WABCO Holdings Inc. (a)	5	677
Wabtec Corp.	7	330
Waste Management, Inc.	14	1,266
Watsco Inc.	2	354
Watts Water Technologies Inc. - Class A	3	225
Welbilt Inc. (a)	9	47
Werner Enterprises Inc.	8	300
WESCO International, Inc. (a)	5	113
Willdan Group, Inc. (a)	1	21
Willscot Corp. (a)	12	125
Woodward Governor Co.	6	332
XPO Logistics Inc. (a)	12	606
Xylem Inc.	7	478
YRC Worldwide Inc. (a) (b)	4	6
		109,582
Consumer Discretionary 11.2%
1-800-Flowers.Com, Inc. - Class A (a)	4	47
Aaron's, Inc.	7	152
Abercrombie & Fitch Co. - Class A	9	84
Acushnet Holdings Corp.	8	201
Adient Public Limited Company (a)	6	51
Adtalem Global Education Inc. (a)	6	154
Advance Auto Parts, Inc.	4	375
Amazon.com, Inc. (a)	12	23,929
American Axle & Manufacturing Holdings, Inc. (a)	17	60
American Eagle Outfitters, Inc.	23	181
American Outdoor Brands Corporation (a)	6	53
American Public Education, Inc. (a)	2	45
America's Car Mart, Inc. (a)	1	55
Aptiv PLC	13	648

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Aramark	19	378
Asbury Automotive Group, Inc. (a)	3	171
Ascena Retail Group, Inc. (a) (b)	1	2
At Home Group, Inc. (a) (b)	7	13
Autoliv, Inc.	9	412
AutoNation, Inc. (a)	11	295
AutoZone, Inc. (a)	1	761
Barnes & Noble Education, Inc. (a)	6	9
Bassett Furniture Industries, Incorporated	—	3
BBQ Holdings, Inc. (a)	1	1
BBX Capital Corporation - Class A	3	7
Beazer Homes USA, Inc. (a)	7	44
Bed Bath & Beyond Inc. (b)	17	73
Best Buy Co., Inc.	17	954
Big 5 Sporting Goods Corporation	2	3
Big Lots, Inc.	6	91
BJ's Restaurants, Inc.	5	64
Bloomin' Brands, Inc.	9	65
Booking Holdings Inc. (a)	2	2,286
Boot Barn Holdings, Inc. (a)	4	46
BorgWarner Inc.	20	494
Bright Horizons Family Solutions Inc. (a)	2	249
Brinker International Inc.	5	60
Brunswick Corp.	8	299
Buckle Inc. (b)	1	18
Build-A-Bear Workshop Inc. (a)	2	3
Burlington Stores Inc. (a)	3	521
Caesars Entertainment Corp. (a)	42	284
Caleres Inc.	5	25
Callaway Golf Co.	12	124
Capri Holdings Limited (a)	11	116
Carmax Inc. (a)	9	511
Carnival Plc	17	227
Carriage Services Inc.	2	34
Carrols Restaurant Group, Inc. (a)	5	9
Carter's Inc.	5	300
Cato Corp. - Class A	2	25
Cavco Industries Inc. (a)	1	174
Century Communities Inc. (a)	4	60
Cheesecake Factory Inc. (b)	6	95
Chegg, Inc. (a) (b)	4	158
Chico's FAS Inc.	23	29
Childrens Place Retail Stores Inc. (b)	2	43
Chipotle Mexican Grill Inc. (a)	1	524
Choice Hotels International Inc.	3	214
Chuy's Holdings Inc. (a)	2	18
Citi Trends, Inc.	2	16
Collectors Universe, Inc.	—	5
Columbia Sportswear Co.	6	425
Conn's Inc. (a) (b)	4	18
Container Store Group Inc. (a)	3	7
Cooper Tire & Rubber Co.	6	99
Cooper-Standard Holdings Inc. (a)	3	31
Core-Mark Holding Co. Inc.	6	166
Cracker Barrel Old Country Store, Inc. (b)	2	182
Crocs Inc. (a)	5	86
Culp Inc.	2	11
D.R. Horton, Inc.	17	562
Dana Holding Corp.	21	165
Darden Restaurants Inc.	6	349
Dave & Buster's Entertainment Inc.	4	54
Deckers Outdoor Corp. (a)	3	358
Del Taco Restaurants Inc. (a)	3	10
Delphi Technologies PLC (a)	6	49
Denny's Corporation (a)	8	60
Designer Brands Inc. - Class A	8	42
Destination XL Group, Inc. (a)	3	1
Dick's Sporting Goods Inc.	6	134
Dillard's Inc. - Class A (b)	2	75
Dine Brands Global Inc.	2	61
Dollar General Corp.	9	1,373
Dollar Tree Inc. (a)	14	1,019
Domino's Pizza, Inc.	2	561
Dorman Products Inc. (a)	3	183
Dunkin' Brands Group Inc.	6	338
eBay Inc.	33	1,000
El Pollo Loco Holdings Inc. (a)	2	14
Eldorado Resorts, Inc. (a)	4	53
Escalade Inc.	1	5
Ethan Allen Interiors Inc.	3	35
ETSY, Inc. (a)	5	209
Expedia Group, Inc.	7	396
Express, Inc. (a)	8	12
Fiesta Restaurant Group, Inc. (a)	3	11
Five Below, Inc. (a)	4	284
Flexsteel Industries Inc.	1	8
Floor & Decor Holdings Inc. (a)	8	266
Foot Locker, Inc.	12	272
Ford Motor Company	218	1,054
Fossil Group, Inc. (a)	5	17
Fox Factory Holding Corp. (a)	4	160
Francesca's Holdings Corporation (a) (b)	1	1
Frontdoor, Inc. (a)	5	161
Funko Inc. - Class A (a) (b)	3	12
GameStop Corp. - Class A (b)	17	59
Gap Inc. (b)	41	287
Garmin Ltd.	8	618
Garrett Motion Inc. (a)	3	7
General Motors Company	85	1,762
Genesco Inc. (a)	4	56
Gentex Corp.	25	557
Gentherm Incorporated (a)	4	126
Genuine Parts Co.	9	613
G-III Apparel Group, Ltd. (a)	8	58
Gopro Inc. - Class A (a) (b)	8	21
Graham Holdings Co.	—	139
Grand Canyon Education, Inc. (a)	4	317
Green Brick Partners Inc. (a)	1	5
Group 1 Automotive Inc.	2	98
Groupon Inc. - Class A (a)	49	48
Grubhub Holdings Inc. (a)	5	192
Guess Inc.	10	68
H & R Block, Inc.	16	225
Hamilton Beach Brands Holding Company	1	10
Hanesbrands Inc.	42	334
Harley-Davidson, Inc.	17	317
Hasbro, Inc.	6	396
Haverty Furniture Cos. Inc.	2	19
Helen of Troy Ltd (a)	2	346
Hibbett Sports Inc. (a)	2	20
Hilton Grand Vacations Inc. (a)	10	151
Hilton Worldwide Holdings Inc.	10	649
Hooker Furniture Corp.	1	21
Horizon Global Corporation (a)	2	3
Houghton Mifflin Harcourt Company (a)	14	27
Hudson Ltd. (a)	8	40
Hyatt Hotels Corp. - Class A	4	182
IAA Spinco Inc. (a)	9	278
Installed Building Products, Inc. (a)	3	109
International Game Technology PLC	17	100
iRobot Corp. (a) (b)	3	119
J. Alexander's Holdings, Inc. (a)	—	1
J.C. Penney Co. Inc. (a) (b)	39	14
Jack in the Box Inc.	2	76
Johnson Outdoors Inc. - Class A	1	60
K12 Inc. (a)	5	86
KAR Auction Services, Inc.	12	142
KB Home	7	130
Kohl's Corporation	18	269
Kontoor Brands, Inc.	2	29
L Brands, Inc. (b)	17	197
Lakeland Industries Inc. (a)	—	2
Lands' End, Inc. (a)	1	8
Las Vegas Sands Corp.	17	721
La-Z-Boy Inc.	5	103
LCI Industries	3	220
Leaf Group Ltd. (a)	1	1
Lear Corporation	7	529
Leggett & Platt Inc.	12	320
Lennar Corporation - Class A	14	526

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Lennar Corporation - Class B	1	31
LGI Homes, Inc. (a)	3	125
Libbey Inc. (a) (b)	2	1
Lifetime Brands, Inc.	1	6
Lindblad Expeditions Holdings Inc. (a)	3	12
Liquidity Services, Inc. (a)	4	16
Lithia Motors Inc. - Class A	3	238
LKQ Corporation (a)	18	363
Lowe`s Companies, Inc.	27	2,328
Luby's Inc. (a)	1	1
Lululemon Athletica Inc. (a)	4	666
Lumber Liquidators, Inc. (a) (b)	1	5
M/I Homes, Inc. (a)	2	36
Macy's, Inc. (b)	42	204
Malibu Boats, Inc. - Class A (a)	2	47
Marine Products Corp.	2	14
MarineMax Inc. (a)	3	29
Marriott International, Inc. - Class A	10	713
Marriott Vacations Worldwide Corporation	3	172
Mattel, Inc. (a) (b)	16	141
McDonald's Corporation	20	3,359
MDC Holdings Inc.	9	206
Meritage Homes Corporation (a)	4	164
MGM Resorts International	22	261
Modine Manufacturing Co. (a)	4	14
Mohawk Industries Inc. (a)	4	334
Monarch Casino & Resort Inc. (a)	1	20
Monro Inc.	3	123
Motorcar Parts of America Inc. (a)	2	25
Movado Group Inc.	1	13
Murphy USA Inc. (a)	4	310
Nathan's Famous Inc.	1	37
National Vision Holdings, Inc. (a)	3	56
Nautilus, Inc. (a)	3	9
New Home Co. Inc. (a)	1	1
Newell Brands Inc.	24	323
NIKE, Inc. - Class B	44	3,631
Nordstrom Inc. (b)	15	235
Norwegian Cruise Line Holdings Ltd. (a)	17	185
NVR, Inc. (a)	—	411
Obh Inc. - Class A (a)	—	3
Obh Inc. - Class B (a)	—	6
Office Depot Inc.	82	135
Ollie's Bargain Outlet Holdings Inc. (a)	6	265
O'Reilly Automotive, Inc. (a)	3	791
Oxford Industries Inc.	2	72
Papa John's International Inc.	4	190
Party City Holdco Inc. (a)	18	8
Penn National Gaming Inc. (a)	5	66
Penske Automotive Group, Inc.	10	286
Perdoceo Education Corporation (a)	9	98
PetMed Express Inc.	2	66
Pico Holdings Inc. (a)	3	26
Planet Fitness, Inc. - Class A (a)	7	333
Playa Hotels & Resorts N.V. (a)	4	7
Polaris Industries Inc.	6	313
Pool Corporation	2	486
Potbelly Corporation (a)	2	6
Pulte Homes Inc.	21	474
PVH Corp.	5	180
Quotient Technology Inc. (a)	7	48
Qurate Retail, Inc. - Class A (a)	37	224
Ralph Lauren Corp. - Class A	4	287
Red Lion Hotels Corp. (a)	2	3
Red Robin Gourmet Burgers, Inc. (a)	1	12
Red Rock Resorts, Inc. - Class A	9	77
Regis Corp. (a)	4	24
Rent-A-Center, Inc.	6	79
RH (a)	1	144
Rocky Brands Inc.	1	12
Ross Stores Inc.	15	1,277
Royal Caribbean Cruises Ltd.	8	261
RTW Retailwinds, Inc. (a)	5	1
Ruth's Hospitality Group Inc.	5	32
Sally Beauty Holdings, Inc. (a)	12	101
Scientific Games Corporation - Class A (a)	8	78
Seaworld Entertainment, Inc. (a)	6	64
Service Corp. International	10	379
ServiceMaster Holding Corporation (a)	9	250
Shake Shack Inc. - Class A (a)	3	95
Shiloh Industries Inc. (a)	1	1
Shoe Carnival Inc. (b)	2	36
Shutterstock Inc.	2	78
Signet Jewelers Limited	9	56
Six Flags Operations Inc.	6	72
Skechers U.S.A. Inc. - Class A (a)	11	273
Skyline Corp. (a)	7	103
Sleep Number Corporation (a)	3	63
Sonic Automotive, Inc. - Class A	4	58
Sportsman's Warehouse Holdings, Inc. (a)	3	19
Stamps.com Inc. (a)	2	262
Standard Motor Products Inc.	2	100
Starbucks Corporation	32	2,100
Steven Madden Ltd.	6	147
Stoneridge, Inc. (a)	3	52
Strategic Education, Inc.	1	192
Strattec Security Corp.	—	3
Superior Industries International Inc.	2	2
Superior Uniform Group Inc.	1	8
Tapestry Inc.	22	283
Target Corporation	19	1,735
Taylor Morrison Home II Corporation - Class A (a)	15	168
Tempur Sealy International, Inc. (a)	4	176
Tenneco Inc. (b)	8	28
Tesla Inc. (a)	2	1,188
Texas Roadhouse Inc.	6	255
The Goodyear Tire & Rubber Company	27	157
The Home Depot, Inc.	30	5,540
The Michaels Companies, Inc. (a) (b)	17	28
The Rubicon Project, Inc. (a)	3	17
The Wendy's Company	18	273
Thor Industries Inc. (b)	3	117
Tiffany & Co.	8	1,046
Tilly's Inc. - Class A	1	5
TJX Cos. Inc.	45	2,170
Toll Brothers Inc.	11	203
TopBuild Corp. (a)	4	274
Tractor Supply Co.	7	611
TRI Pointe Homes, Inc. (a)	16	139
Tuesday Morning Corp. (a)	4	3
Tupperware Brands Corp.	4	6
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	3	553
Under Armour Inc. - Class A (a)	11	103
Under Armour Inc. - Class C (a)	9	71
Unifi Inc. (a)	2	25
Universal Electronics Inc. (a)	1	32
Universal Technical Institute Inc. (a)	2	10
Urban Outfitters Inc. (a)	14	199
Vail Resorts, Inc.	2	284
Veoneer, Inc. (a) (b)	6	46
Vera Bradley, Inc. (a)	3	13
VF Corp.	10	524
Vista Outdoor Inc. (a)	6	53
Visteon Corporation (a)	3	135
VOXX International Corporation - Class A (a)	2	5
Wayfair Inc. - Class A (a) (b)	3	139
Weyco Group Inc.	1	19
Whirlpool Corporation	5	459
Williams-Sonoma Inc.	7	312
Wingstop Inc.	3	216
Winmark Corp.	—	32
Winnebago Industries Inc.	4	100
Wolverine World Wide, Inc.	9	134
WW International, Inc. (a)	6	98
Wyndham Destinations, Inc.	7	142
Wyndham Hotels & Resorts, Inc.	7	215
Wynn Resorts Ltd.	5	311
YETI Holdings, Inc. (a)	2	34
Yum! Brands, Inc.	10	690

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
ZAGG Inc (a)	4	12
Zovio Inc. (a)	4	7
Zumiez Inc. (a)	3	58
		103,750
Communication Services 8.5%
A T N International Limited	3	151
A. H. Belo Corporation - Class A	3	5
Activision Blizzard, Inc.	22	1,288
Alaska Communications Systems Group, Inc. (a)	3	5
Alphabet Inc. - Class A (a)	6	6,958
Alphabet Inc. - Class C (a)	6	7,283
Altice USA, Inc. - Class A (a)	16	360
AMC Entertainment Holdings, Inc. - Class A	6	20
AMC Networks, Inc. - Class A (a)	5	125
Anterix Inc. (a)	1	69
AT&T Inc.	287	8,359
Boingo Wireless, Inc. (a)	4	40
Cable One, Inc.	—	419
Cargurus Inc. - Class A (a)	3	58
Cars.com Inc. (a)	9	39
CenturyLink Inc.	95	894
Charter Communications, Inc. - Class A (a)	5	2,263
Cincinnati Bell Inc. (a)	4	65
Cinemark Holdings, Inc.	14	144
Clear Channel Outdoor Holdings, Inc. (a)	5	3
Cogent Communications Group, Inc.	5	380
Comcast Corporation - Class A	161	5,522
comScore, Inc. (a)	7	19
Consolidated Communications Holdings Inc.	13	60
DHI Group, Inc. (a)	—	—
Discovery, Inc. - Class A (a) (b)	12	239
Discovery, Inc. - Class C (a)	24	430
Dish Network Corporation - Class A (a)	17	341
Electronic Arts Inc. (a)	6	580
Emerald Holding, Inc.	11	28
Entercom Communications Corp. - Class A	15	26
Entravision Communications Corporation - Class A	6	11
EW Scripps Co. - Class A	8	59
Facebook, Inc. - Class A (a)	72	12,066
Fox Corporation - Class A	18	426
Fox Corporation - Class B	11	254
Frontier Communications Corporation (a) (b)	2	1
Gannett Media Corp. (b)	17	25
GCI Liberty, Inc. - Class A (a)	8	437
Glu Mobile Inc. (a)	—	—
Gray Television, Inc. (a)	11	123
IAC/InterActiveCorp (a)	2	387
IDT Corp. - Class B (a)	3	15
IMAX Corporation (a)	9	79
Intelsat Investments S.A. (a) (b)	10	15
Interpublic Group of Cos. Inc.	23	374
Iridium Communications Inc. (a)	11	238
John Wiley & Sons Inc. - Class A	6	207
John Wiley & Sons Inc. - Class B	—	4
Liberty Braves Group - Class A (a)	—	7
Liberty Braves Group - Class C (a)	3	54
Liberty Broadband Corp. - Class A (a)	1	130
Liberty Broadband Corp. - Class C (a)	5	605
Liberty Latin America Ltd. - Class C (a)	10	102
Liberty Media Corporation - Class A (a)	1	23
Liberty Media Corporation - Class C (a)	10	281
Liberty SiriusXM Group - Class A (a)	6	187
Liberty SiriusXM Group - Class C (a)	8	256
Liberty TripAdvisor Holdings Inc. - Class A (a)	7	13
Lions Gate Entertainment Corp. - Class A (a)	5	27
Lions Gate Entertainment Corp. - Class B (a)	8	47
Live Nation Entertainment, Inc. (a)	8	364
Loral Spacecom Corporation (a)	1	14
Marchex, Inc. - Class B (a)	3	4
Marcus Corp.	3	42
Match Group, Inc. (a) (b)	4	242
Meredith Corporation (b)	4	47
MSG Networks Inc. - Class A (a)	6	59
National CineMedia, Inc.	5	18
Netflix, Inc. (a)	7	2,724
New York Times Co. - Class A	8	250
News Corporation - Class A	34	302
News Corporation - Class B	13	117
Nexstar Media Group, Inc. - Class A	6	342
Omnicom Group Inc.	13	691
ORBCOMM Inc. (a)	6	14
QuinStreet, Inc. (a)	2	19
Reading International Inc. - Class A (a)	2	7
Roku Inc. - Class A (a) (b)	2	166
Scholastic Corp.	3	89
Shenandoah Telecommunications Company	7	367
Sinclair Broadcast Group Inc. - Class A	4	63
Sirius XM Holdings Inc. (b)	52	259
Snap Inc. - Class A (a)	15	184
Spok Holdings, Inc.	2	22
Sprint Corporation (a)	53	454
Take-Two Interactive Software Inc. (a)	4	516
TechTarget, Inc. (a)	2	44
TEGNA Inc.	27	296
Telephone & Data Systems Inc.	9	157
The Madison Square Garden Company - Class A (a)	1	259
The Meet Group, Inc. (a)	6	37
T-Mobile USA, Inc. (a)	12	1,011
Townsquare Media Inc. - Class A	2	7
Travelzoo (a)	1	4
Tribune Publishing Company, LLC	5	40
TripAdvisor Inc.	7	118
Truecar, Inc. (a)	12	30
Twitter, Inc. (a)	17	427
US Cellular Corp. (a)	2	69
Verizon Communications Inc.	215	11,536
ViacomCBS Inc. - Class A	1	18
ViacomCBS Inc. - Class B	45	629
Vonage Holdings Corp. (a)	18	127
Walt Disney Co.	36	3,521
World Wrestling Entertainment, Inc. - Class A (b)	3	91
Yelp Inc. - Class A (a)	6	111
Zedge, Inc. - Class B (a)	1	1
Zillow Group, Inc. - Class A (a)	4	125
Zillow Group, Inc. - Class C (a) (b)	8	286
Zynga Inc. - Class A (a)	68	464
		79,410
Consumer Staples 7.1%
Alico, Inc.	1	26
Altria Group, Inc.	76	2,952
Archer-Daniels-Midland Company	22	758
B&G Foods, Inc. (b)	7	132
BJ's Wholesale Club Holdings, Inc. (a)	10	245
Boston Beer Co. Inc. - Class A (a)	1	368
Brown-Forman Corp. - Class A	3	162
Brown-Forman Corp. - Class B	13	698
Bunge Limited	12	497
Calavo Growers Inc.	2	96
Cal-Maine Foods Inc.	5	199
Campbell Soup Company	14	664
Casey's General Stores Inc.	4	519
Central Garden & Pet Co. (a)	1	31
Central Garden & Pet Co. - Class A (a)	5	134
Church & Dwight Co. Inc.	10	638
Coca-Cola Consolidated Inc.	1	140
Colgate-Palmolive Co.	23	1,551
ConAgra Brands Inc.	24	691
Constellation Brands, Inc. - Class A	4	605
Costco Wholesale Corporation	12	3,431
Coty Inc. - Class A	54	281
Craft Brewers Alliance Inc. (a)	1	22
Darling Ingredients Inc. (a)	14	278
Dean Foods Co. (a) (b)	13	1
Del Monte Fresh Produce Company	5	151
E.L.F. Beauty, Inc. (a) (b)	4	38
Edgewell Personal Care Colombia S A S (a)	6	150
Energizer Holdings, Inc.	4	135
Estee Lauder Cos. Inc. - Class A	7	1,195

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Farmer Bros. Co. (a)	2	11
Flowers Foods Inc.	20	402
General Mills, Inc.	18	961
Hain Celestial Group Inc. (a)	9	231
Herbalife Nutrition Ltd. (a)	11	318
Hershey Co.	5	686
Hormel Foods Corp.	18	859
Hostess Brands, Inc. - Class A (a)	14	147
Ingles Markets Inc. - Class A	2	66
Ingredion Inc.	6	451
Inter Parfums Inc.	3	123
J&J Snack Foods Corp.	2	204
JM Smucker Co.	5	568
John B. Sanfilippo & Son Inc.	1	78
Kellogg Co.	15	884
Keurig Dr Pepper Inc.	8	183
Kimberly-Clark Corporation	9	1,187
Kraft Heinz Foods Company	21	511
Lamb Weston Holdings Inc.	6	348
Lancaster Colony Corp.	2	359
Landec Corp. (a)	3	24
Limoneira Co.	1	14
Mannatech Inc.	—	3
McCormick & Co. Inc.	6	824
Medifast, Inc. (b)	1	75
MGPI Processing, Inc.	2	51
Molson Coors Beverage Company - Class B	11	433
Mondelez International, Inc. - Class A	25	1,234
Monster Beverage 1990 Corporation (a)	11	594
National Beverage Corp. (a) (b)	2	94
Natura & Co Holding SA - ADR (a)	13	124
Natural Grocers By Vitamin Cottage, Inc.	2	18
Natural Health Trends Corp. (b)	—	1
Nature's Sunshine Products Inc. (a)	1	6
Nu Skin Enterprises, Inc. - Class A	6	136
Oil-Dri Corp. of America	—	13
PepsiCo, Inc.	52	6,246
Performance Food Group Company (a)	10	252
Philip Morris International Inc.	42	3,075
Pilgrim's Pride Corporation (a)	18	318
Post Holdings, Inc. (a)	7	573
PriceSmart Inc.	2	121
Procter & Gamble Co.	71	7,806
Pyxus International, Inc. (a) (b)	1	3
Revlon Inc. - Class A (a) (b)	1	14
Rite Aid Corporation (a) (b)	5	69
Sanderson Farms Inc.	2	270
Seneca Foods Corp. - Class A (a)	1	27
SpartanNash Co.	6	79
Spectrum Brands Legacy, Inc.	6	214
Sprouts Farmers Market, Inc. (a)	9	172
Sysco Corp.	17	775
The Andersons, Inc.	3	61
The Chefs' Warehouse, Inc. (a)	3	25
The Clorox Company	6	979
The Coca-Cola Company	124	5,466
The Kroger Co.	75	2,251
The Simply Good Foods Company (a)	7	132
Tootsie Roll Industries Inc. (b)	3	115
Treehouse Foods, Inc. (a)	6	259
Tyson Foods Inc. - Class A	12	720
United Natural Foods Inc. (a)	6	53
Universal Corp.	4	163
US Foods Holding Corp. (a)	16	276
USANA Health Sciences, Inc. (a)	3	185
Vector Group Ltd.	15	137
Village Super Market Inc. - Class A	1	24
Walgreens Boots Alliance, Inc.	21	969
Walmart Inc.	42	4,768
WD-40 Co.	1	213
Weis Markets Inc.	5	201
		66,020
Materials 3.6%
AdvanSix Inc. (a)	6	57
Air Products and Chemicals, Inc.	5	1,040
Albemarle Corporation	9	507
Alcoa Corporation (a)	16	96
Allegheny Technologies Incorporated (a)	11	92
Amcor Plc	44	356
American Vanguard Corporation	4	51
Ampco-Pittsburgh Corporation (a)	1	2
AptarGroup, Inc.	6	568
Ashland Global Holdings Inc.	4	219
Avery Dennison Corporation	5	466
Axalta Coating Systems Ltd. (a)	24	410
Balchem Corporation	2	236
Ball Corporation	14	902
Berry Global Group, Inc. (a)	15	510
Boise Cascade Company	5	108
Cabot Corp.	7	177
Carpenter Technology Corp.	5	99
Celanese Corp. - Class A	6	438
Century Aluminum Co. (a)	8	31
CF Industries Holdings Inc.	17	463
Chase Corporation	1	106
Clearwater Paper Corporation (a)	2	43
Cleveland-Cliffs Inc. (b)	30	117
Coeur d'Alene Mines Corp. (a)	24	78
Commercial Metals Co.	16	256
Compass Minerals International, Inc.	3	128
Core Molding Technologies Inc. (a)	1	1
Corteva, Inc.	27	629
Crown Holdings Inc. (a)	10	574
Domtar Corp.	6	134
Dow Inc.	21	619
DuPont de Nemours, Inc.	18	627
Eagle Materials Inc.	3	194
Eastman Chemical Co.	12	543
Ecolab Inc.	9	1,337
Element Solutions, Inc. (a)	30	253
Ferro Corporation (a)	14	132
Ferroglobe PLC (a)	13	6
Ferroglobe Rep and Warranty Insurance Trust (a) (c)	10	—
Flotek Industries Inc. (a)	1	1
FMC Corporation	7	580
Freeport-McMoRan Inc. - Class B	73	494
FutureFuel Corp.	4	41
GCP Applied Technologies Inc. (a)	7	120
Gold Resource Corporation	4	12
Graphic Packaging Holding Company	36	442
Greif Inc. - Class A	5	167
Greif Inc. - Class B	1	42
H.B. Fuller Company	4	116
Hawkins Inc.	1	34
Haynes International Inc.	2	32
Hecla Mining Co.	59	108
Huntsman Corp.	27	391
Ingevity Corporation (a)	3	89
Innospec Inc.	3	185
International Flavors & Fragrances Inc.	4	416
International Paper Company	26	796
Intrepid Potash, Inc. (a)	21	17
Kaiser Aluminum Corporation	1	76
Koppers Holdings Inc. (a)	2	29
Kraton Corporation (a)	4	36
Kronos Worldwide, Inc.	13	106
Linde Public Limited Company	11	1,858
Livent Corporation (a)	7	35
Louisiana-Pacific Corp.	12	201
LSB Industries Inc. (a)	3	6
LyondellBasell Industries N.V. - Class A	14	706
Martin Marietta Materials Inc.	3	529
Materion Corp.	2	71
Mercer International Inc.	11	80
Minerals Technologies Inc.	4	143
MOS Holdings Inc.	21	224
Myers Industries Inc.	3	37
Neenah Inc.	2	75

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
NewMarket Corp.	1	397
Newmont Corporation	17	784
Nucor Corporation	22	778
O-I Glass, Inc.	22	155
Olin Corporation	17	194
Olympic Steel, Inc.	1	11
Omnova Solutions Inc. (a)	4	42
P.H. Glatfelter Co.	4	55
Packaging Corporation of America	8	684
Park Aerospace Technologies Corp.	2	27
PolyOne Corporation	7	129
PPG Industries, Inc.	10	857
PQ Group Holdings Inc. (a)	4	44
Rayonier Advanced Materials Inc.	11	12
Reliance Steel & Aluminum Co.	6	537
Resolute Forest Products Inc. (a)	8	11
Royal Gold Inc.	4	364
RPM International Inc.	6	370
Ryerson Holding Corp. (a)	3	14
Schnitzer Steel Industries Inc. - Class A	3	35
Schweitzer-Mauduit International Inc.	6	161
Scotts Miracle-Gro Co. - Class A	5	480
Sealed Air Corporation	14	350
Sensient Technologies Corporation	4	174
Sherwin-Williams Co.	2	1,141
Silgan Holdings Inc.	14	401
Sonoco Products Co.	11	532
Southern Copper Corporation	3	98
Steel Dynamics Inc.	24	540
Stepan Co.	3	244
Summit Materials, Inc. - Class A (a)	11	170
SunCoke Energy, Inc.	8	31
The Chemours Company	15	133
TimkenSteel Corp. (a)	4	15
Trecora Resources (a)	2	11
Tredegar Corp.	3	44
Trinseo S.A.	6	112
Tronox Holdings PLC	10	50
U.S. Concrete, Inc. (a)	2	40
UFP Technologies Inc. (a)	—	11
United States Lime & Minerals Inc.	—	37
United States Steel Corporation (b)	17	108
Univar Solutions Inc. (a)	14	148
Universal Stainless & Alloy Products Inc. (a)	1	5
Valvoline, Inc.	18	232
Verso Corporation - Class A (a)	4	41
Vulcan Materials Co.	6	645
W. R. Grace & Co.	5	164
Warrior Met Coal, Inc.	7	78
Westlake Chemical Corporation	6	233
Westrock Company, Inc.	12	340
Worthington Industries Inc.	6	151
		33,320
Utilities 3.4%
ALLETE, Inc.	4	255
Alliant Energy Corporation	9	434
Ameren Corporation	10	704
American Electric Power Company, Inc.	13	1,064
American States Water Company	3	249
American Water Works Company, Inc.	7	803
Artesian Resources Corporation - Class A	1	35
Atlantica Yield PLC	11	247
Atmos Energy Corporation	4	445
AVANGRID, Inc.	5	208
Avista Corporation	7	283
Black Hills Corporation	4	278
California Water Service Group	5	246
CenterPoint Energy, Inc.	17	269
Chesapeake Utilities Corporation	2	135
Clearway Energy, Inc. - Class A	4	62
Clearway Energy, Inc. - Class C	6	117
CMS Energy Corp.	11	618
Consolidated Edison, Inc.	9	681
Consolidated Water Co. Ltd.	2	30
Dominion Energy, Inc.	21	1,548
DTE Energy Company	7	679
Duke Energy Corporation	19	1,509
Edison International	9	484
El Paso Electric Company	4	262
Entergy Corporation	7	669
Essential Utilities, Inc.	10	405
Evergy, Inc.	8	436
Eversource Energy	9	733
Exelon Corporation	25	937
FirstEnergy Corp.	17	687
Genie Energy Ltd. - Class B	2	14
Hawaiian Electric Industries Inc.	10	418
IDACORP Inc.	4	343
MDU Resources Group Inc.	19	405
MGE Energy, Inc.	3	217
Middlesex Water Co.	2	93
National Fuel Gas Company	8	311
New Jersey Resources Corp.	8	283
NextEra Energy, Inc.	13	3,195
NiSource Inc.	14	349
Northwest Natural Holding Company	2	130
NorthWestern Corp.	5	272
NRG Energy, Inc.	12	317
OGE Energy Corp.	9	277
One Gas, Inc.	4	306
Ormat Technologies Inc.	5	356
Otter Tail Corp.	4	162
PG&E Corporation (a)	10	88
Pinnacle West Capital Corp.	4	296
PNM Resources, Inc.	7	278
Portland General Electric Co.	7	339
PPL Corporation	18	446
Public Service Enterprise Group Inc.	14	611
Sempra Energy	5	617
SJW Corp.	4	208
South Jersey Industries Inc.	8	196
Southwest Gas Corp.	5	315
Spark Energy Inc. - Class A	1	9
Spire, Inc.	4	323
Terraform Power, Inc. - Class A	13	206
The AES Corporation	23	314
The Southern Company	28	1,522
UGI Corp.	8	212
Unitil Corp.	1	73
Vistra Energy Corp.	33	528
WEC Energy Group Inc.	9	803
Xcel Energy Inc.	14	840
York Water Co.	1	64
		31,248
Energy 2.8%
Adams Resources & Energy, Inc.	—	6
Antero Resources Corporation (a) (b)	25	18
Apache Corporation	31	131
Apergy Corporation (a)	6	33
Arch Coal, Inc. - Class A	3	81
Archrock, Inc.	19	70
Baker Hughes, a GE Company, LLC - Class A	29	301
Berry Corporation (Bry)	5	13
Bonanza Creek Energy, Inc. (a)	1	11
Cabot Oil & Gas Corp.	26	440
Cactus Inc. - Class A	4	45
California Resources Corporation (a) (b)	5	5
Callon Petroleum Company (a)	59	32
Centennial Resource Development, LLC - Class A (a)	20	5
Cheniere Energy, Inc. (a)	11	356
Chesapeake Energy Corporation (a) (b)	104	18
Chevron Corporation	71	5,150
Cimarex Energy Co.	9	145
Clean Energy Fuels Corp. (a)	22	40
CNX Resources Corporation (a)	22	119
Concho Resources Inc.	11	466
ConocoPhillips	57	1,745
CONSOL Mining Corporation (a)	5	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Contango Oil & Gas Company (a) (b)	2	4
Continental Resources Inc. (b)	14	106
Core Laboratories N.V.	4	42
CVR Energy, Inc.	9	144
Dawson Geophysical Co. (a)	3	2
Delek US Holdings, Inc.	10	154
Denbury Resources Inc. (a) (b)	68	13
Devon Energy Corporation	35	239
DHT Holdings, Inc.	22	172
Diamond Offshore Drilling, Inc. (a) (b)	16	29
Diamondback Energy, Inc.	4	109
DMC Global Inc.	2	51
Dorian LPG Ltd. (a)	5	47
Dril-Quip Inc. (a)	4	125
Enlink Midstream, LLC	30	33
EOG Resources, Inc.	22	808
EQT Corporation	12	85
Equitrans Midstream Corp. (b)	7	35
ERA Group Inc. (a)	2	8
Evolution Petroleum Corporation	3	7
Exterran Trinidad LLC (a)	5	25
Extraction Oil & Gas, Inc. (a) (b)	11	4
Exxon Mobil Corporation	120	4,544
Forum Energy Technologies, Inc. (a)	11	2
Frank's International N.V. (a)	22	57
GasLog Ltd.	12	44
Geospace Technologies Corporation (a)	1	4
Green Plains Renewable Energy Inc.	4	19
Gulf Island Fabrication Inc. (a)	1	3
Gulfport Energy Corporation (a) (b)	28	12
Hallador Energy Company	—	—
Halliburton Company	46	312
Helix Energy Solutions Group, Inc. (a)	22	36
Helmerich & Payne Inc.	8	128
Hess Corporation	12	389
HighPoint Resources Corporation (a)	15	3
HollyFrontier Corp.	17	407
International Seaways, Inc.	2	47
ION Geophysical Corp. (a)	1	1
Kinder Morgan, Inc.	65	904
KLX Energy Services Holdings, Inc. (a) (b)	2	1
Kosmos Energy Ltd.	42	37
Laredo Petroleum Holdings Inc. (a)	26	10
Liberty Oilfield Services Inc. - Class A	5	15
Mammoth Energy Services, Inc. (b)	2	2
Marathon Oil Corporation	56	183
Marathon Petroleum Corporation	27	628
Matador Resources Co. (a)	13	32
Matrix Service Co. (a)	3	31
Mitcham Industries Inc. (a)	1	1
Montage Resources Corporation (a) (b)	1	3
Murphy Oil Corporation (b)	17	102
Nabors Industries Ltd	43	17
NACCO Industries Inc. - Class A	—	14
National Oilwell Varco, Inc.	23	229
Natural Gas Services Group, Inc. (a)	2	7
Newpark Resources Inc. (a)	10	9
NexTier Oilfield Solutions Inc. (a)	33	38
Noble Corporation PLC (a)	27	7
Noble Energy, Inc.	31	185
Northern Oil and Gas Inc. (a) (b)	48	32
Oasis Petroleum Inc. (a)	32	11
Occidental Petroleum Corporation	44	514
Oceaneering International, Inc. (a)	12	34
Oil States International Inc. (a)	6	12
ONEOK, Inc.	13	290
Panhandle Oil and Gas Inc. - Class A	2	6
Par Pacific Holdings, Inc. (a)	7	50
Parsley Energy Inc. - Class A	24	137
Patterson-UTI Energy Inc.	17	40
PBF Energy Inc. - Class A	12	85
PDC Energy, Inc. (a)	10	61
Peabody Energy Corp.	12	35
Penn Virginia Corporation (a)	—	1
Phillips 66	13	712
Pioneer Natural Resources Co.	8	594
Propetro Holding Corp. (a)	11	27
QEP Resources, Inc.	33	11
Range Resources Corporation (b)	16	37
Reg Biofuels, LLC (a)	5	99
REX Stores Corp. (a)	—	8
RigNet Inc. (a)	2	3
Ring Energy Inc. (a) (b)	4	2
RPC Inc.	13	26
Schlumberger Ltd.	44	594
Scorpio Tankers Inc.	6	120
SEACOR Holdings Inc. (a)	4	107
SEACOR Marine Holdings Inc. (a)	2	8
Select Energy Services, Inc. - Class A (a)	12	38
SFL Corporation Ltd.	16	148
SM Energy Company	13	16
Southwestern Energy Co. (a)	52	89
Talos Energy Inc. (a)	7	42
Targa Resources Corp.	15	105
TechnipFMC PLC	27	184
Teekay Shipping (Canada) Ltd. (a) (b)	7	23
Teekay Tankers Ltd. - Class A (a)	—	10
TETRA Technologies, Inc. (a)	8	3
The Williams Companies, Inc.	38	534
Tidewater Inc. (a)	3	21
Transocean Ltd. (a) (b)	35	41
U.S. Silica Holdings, Inc.	12	22
Unit Corp. (a) (b)	11	3
Valaris PLC - Class A (b)	22	10
Valero Energy Corporation	18	820
Whiting Petroleum Corporation (a) (b)	11	7
World Fuel Services Corp.	10	243
WPX Energy, Inc. (a)	41	125
		26,092
Real Estate 0.2%
Altisource Portfolio Solutions S.A. (a) (b)	1	11
CBRE Group, Inc. - Class A (a)	22	821
Consolidated-Tomoka Land Co.	—	20
Dwight A. Walker Real Estate, Inc. - Class A	5	99
Florida Rock Properties, Inc. (a)	1	23
Forestar Group Inc. (a)	—	4
Jones Lang LaSalle Incorporated	4	418
Kennedy-Wilson Holdings Inc.	13	177
Marcus & Millichap Inc. (a)	4	114
Newmark Group, Inc. - Class A	16	68
Rafael Holdings, Inc. - Class B (a)	1	18
Realogy Holdings Corp.	16	48
St. Joe Co. (a) (b)	9	146
Stratus Properties Inc. (a)	—	8
Tejon Ranch Co. (a)	3	44
The Howard Hughes Corporation (a)	3	162
The Rmr Group Inc. - Class A	2	51
		2,232
Total Common Stocks (cost $852,562)		923,953
RIGHTS 0.0%
Achillion Pharmaceuticals, Inc. (a) (c)	8	4
Dyax Corp. (a) (c)	2	—
Elanco Animal Health (a) (c)	2	—
First Eagle Private Credit, LLC (a) (c)	4	3
LyondellBasell Industries N.V. (a) (c)	3	1
Total Rights (cost $1)		8
OTHER EQUITY INTERESTS 0.0%
Calamos Asset Management Inc. (a) (d)	2	2
Total Other Equity Interests (cost $0)		2
SHORT TERM INVESTMENTS 1.3%
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	7,957	7,957

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	4,414	4,414
Total Short Term Investments (cost $12,371)		12,371
Total Investments 100.9% (cost $864,934)		936,334
Other Assets and Liabilities, Net (0.9)%		(8,696)
Total Net Assets 100.0%		927,638

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Core Fixed Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 51.4%
U.S. Treasury Note 18.9%
Treasury, United States Department of
1.38%, 04/30/20 (a)	3,560	3,560
1.88%, 12/15/20 - 08/31/22	7,030	7,181
2.88%, 10/15/21	39,550	41,120
1.75%, 11/30/21	61,590	63,091
1.75%, 04/30/22 - 12/31/26	8,930	9,547
1.75%, 06/30/22 (a)	2,660	2,746
2.63%, 02/28/23 - 01/31/26	42,580	45,824
2.75%, 08/15/21 - 05/31/23	45,760	48,813
2.50%, 03/31/23 - 05/15/24	39,660	42,267
2.38%, 08/15/24 - 05/15/29	44,300	50,733
2.13%, 09/30/24	38,220	41,182
2.25%, 01/31/24 - 11/15/27	126,630	140,360
2.00%, 01/15/21 - 08/15/25	16,850	17,780
2.75%, 02/28/25 (a)	22,700	25,275
0.50%, 03/31/25	14,350	14,440
3.00%, 09/30/25	37,950	43,156
1.63%, 10/31/26 (a)	37,380	39,985
2.00%, 11/15/26	3,340	3,655
1.63%, 05/31/23 - 08/15/29	36,990	38,935
		679,650
Mortgage-Backed Securities 12.0%
Federal Home Loan Mortgage Corporation
4.77%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 07/01/27 (b)	—	—
2.50%, 09/01/34 - 02/01/35	20,978	21,818
3.00%, 08/01/34 - 07/01/47	176,291	185,503
3.50%, 10/01/47	40,019	42,399
Series 250-360, 2.50%, 11/01/47	15,040	15,646
4.00%, 10/01/48	15,285	16,337
Federal National Mortgage Association, Inc.
4.00%, 05/01/20 - 01/01/46	9,437	9,932
5.50%, 02/01/21 - 09/01/25	78	80
2.14%, 10/01/29	31,950	33,587
2.28%, 11/01/29	10,700	11,392
2.37%, 12/01/29	12,200	13,092
2.26%, 01/01/30	4,700	5,007
2.32%, 10/01/31	12,800	13,697
3.00%, 07/01/34 - 04/01/47	19,467	20,474
2.50%, 08/01/34 - 12/01/39	16,685	17,375
3.52%, (1Y USD LIBOR + 1.45%), 01/01/35 (b)	256	267
4.46%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.24%), 01/01/36 (b)	3,376	3,502
5.00%, 05/01/37 - 04/01/44	1,296	1,439
3.45%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 09/01/40 (b)	1	1
4.50%, 05/01/20 - 07/01/42	6,576	7,074
3.25%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 06/01/43 (b)	102	103
Government National Mortgage Association
4.00%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 02/20/27 - 02/20/32 (b)	29	30
3.88%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.50%), 05/20/26 - 05/20/30 (b)	15	16
5.00%, 02/15/38 - 07/15/41	8,491	9,509
3.00%, 11/15/44 - 07/15/45	3,910	4,170
		432,450
Collateralized Mortgage Obligations 8.2%
Fannie Mae Connecticut Avenue Securities
Series 2020-2M2-R02, REMIC, 3.66%, (1M USD LIBOR + 2.00%), 01/25/40 (b)	12,000	7,202
Federal Home Loan Mortgage Corporation
Series 300-336, 3.00%, 08/15/44	34,079	36,790
Interest Only, Series FH-S358A, 3.00%, 10/15/47	7,148	7,547
Series JZ-1507, REMIC, 7.00%, 05/15/23	17	18
Series LZ-2764, REMIC, 4.50%, 03/15/34	2,543	2,750
Series ZL-3979, REMIC, 3.50%, 01/15/42	5,044	5,373
Series P-4934, REMIC, 2.50%, 11/15/40	32,210	33,571
Series QD-4076, REMIC, 2.50%, 11/15/41	4,309	4,395
Series AG-4729, REMIC, 3.00%, 01/15/44	25,110	26,189
Series GS-PA-4381, REMIC, 3.00%, 07/15/46	21,518	22,400
Series 2019-M55D-4, REMIC, 4.00%, 02/25/59	9,339	9,752
Federal National Mortgage Association, Inc.
Series 2006-3A2-5, REMIC, 3.96%, 05/25/35 (b)	16	16
Series 2012-KB-150, REMIC, 1.75%, 01/25/43	19,978	20,285
Series 2016-EA-55, REMIC, 1.75%, 07/25/43	3,541	3,588
Series 2015-PO-67, REMIC, 0.00%, 09/25/43	13,010	12,660
Series 2014-A-23, REMIC, 3.00%, 05/25/44	19,510	20,292
Series 2019-GA-67, REMIC, 3.00%, 02/25/45	4,562	4,749
Series 2016-CZ-72, REMIC, 3.00%, 10/25/46	13,682	13,666
Series 2018-PO-21, REMIC, 0.00%, 04/25/48	28,941	27,258
Series 2018-A-33, REMIC, 3.00%, 05/25/48	19,398	20,357
Government National Mortgage Association
Series 2011-PQ-148, REMIC, 3.50%, 11/16/41	3,751	4,109
Series 2019-CB-71, REMIC, 2.50%, 03/20/49	11,554	11,922
		294,889
U.S. Treasury Bond 5.6%
Treasury, United States Department of
3.13%, 02/15/43	23,700	31,973
3.63%, 08/15/43	18,950	27,658
3.75%, 11/15/43	18,650	27,768
3.00%, 05/15/47	14,000	19,184
2.75%, 11/15/42 - 11/15/47	71,940	94,145
2.00%, 02/15/50	1,600	1,858
		202,586
Sovereign 5.5%
Assembleia da Republica
2.20%, 10/17/22, EUR (c)	4,290	4,990
2.88%, 10/15/25, EUR (c)	3,760	4,701
1.95%, 06/15/29, EUR (c)	900	1,095
Banco Nacional de Desenvolvimento Economico e Social
4.75%, 05/09/24 (c)	300	277
Bundesrepublik Deutschland
0.00%, 08/15/26, EUR (c) (d)	2,200	2,523
Cabinet Office, Government of Japan
0.10%, 09/20/26 - 03/20/28, JPY	1,105,000	10,431
2.20%, 09/20/27, JPY	160,000	1,747
2.10%, 12/20/27, JPY	349,000	3,804
1.90%, 12/20/28 - 03/20/31, JPY	825,000	9,102
1.60%, 03/20/33 - 12/20/33, JPY	1,144,000	12,585
1.50%, 06/20/34, JPY	350,000	3,817
1.30%, 06/20/35, JPY	385,000	4,123
1.20%, 09/20/35, JPY	335,000	3,547
0.50%, 03/20/38, JPY	410,000	3,940
Canada, Government of
2.25%, 02/01/21, CAD	2,200	1,585
0.50%, 03/01/22, CAD	2,580	1,833
1.50%, 06/01/23, CAD	4,420	3,234
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
6.95%, 08/12/31, PEN (e)	7,640	2,599
5.40%, 08/12/34, PEN (e)	9,500	2,801
Commonwealth of Australia
5.50%, 04/21/23, AUD	1,120	797
2.75%, 04/21/24, AUD	3,540	2,382
3.25%, 04/21/25, AUD (c)	5,230	3,656
Estado Espanol
0.40%, 04/30/22, EUR	3,200	3,568
0.35%, 07/30/23, EUR	4,690	5,213
1.60%, 04/30/25, EUR (c)	2,740	3,229
1.30%, 10/31/26, EUR	1,260	1,470
Export-Import Bank of Thailand
2.59%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (c)	1,000	975
Federale Overheidsdienst Kanselarij van de Eerste Minister
0.80%, 06/22/25, EUR (c)	2,240	2,600
1.00%, 06/22/26, EUR (c)	5,080	5,997
0.90%, 06/22/29, EUR (c)	170	203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 06/11/20, MXN	68,900	2,929
6.50%, 06/09/22, MXN	203,600	8,642
4.15%, 03/28/27	2,635	2,670
3.75%, 01/11/28	4,650	4,565
Government of the Republic of Panama
4.00%, 09/22/24	5,500	5,665
Ireland, Government of
5.40%, 03/13/25, EUR	3,220	4,526
1.00%, 05/15/26, EUR (c)	3,290	3,867
0.90%, 05/15/28, EUR (c)	2,100	2,479
Koztarsasagi Elnoki Hivatal
0.50%, 04/21/21, HUF	320,000	972
2.50%, 10/24/24, HUF	1,285,000	4,082
Malaysia Sovereign Sukuk Berhad
3.04%, 04/22/25 (c)	4,500	4,784
Ministry of Defence State of Israel
4.25%, 03/31/23, ILS	7,490	2,345
New Zealand Government
5.50%, 04/15/23, NZD	5,410	3,705
2.75%, 04/15/25, NZD	7,110	4,654
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (e)	3,400	2,856
Republique Francaise Presidence
0.25%, 11/25/26, EUR (c)	2,955	3,354
1.00%, 05/25/27, EUR (c)	2,695	3,217
0.00%, 11/25/29, EUR (c) (d)	3,900	4,305
South Africa, Parliament of
7.75%, 02/28/23, ZAR	48,475	2,778
8.00%, 01/31/30, ZAR	39,850	1,846
Urad Vlady CR
0.45%, 10/25/23, CZK	109,100	4,297
2.40%, 09/17/25, CZK	58,100	2,474
Urzad Rady Ministrow
1.50%, 04/25/20, PLN	11,775	2,848
2.25%, 04/25/22, PLN	13,200	3,280
3.25%, 07/25/25, PLN	7,400	1,968
		197,932
U.S. Treasury Inflation Indexed Securities 1.1%
Treasury, United States Department of
0.13%, 10/15/24 (f)	32,125	32,492
0.88%, 01/15/29 (f)	7,458	8,112
		40,604
Municipal 0.1%
California, State of
7.55%, 04/01/39	1,570	2,548
Missouri Highways and Transportation Commission
5.06%, 05/01/24	1,150	1,304
		3,852
Total Government And Agency Obligations (cost $1,738,773)		1,851,963
CORPORATE BONDS AND NOTES 24.7%
Financials 8.3%
Acrisure, LLC
8.13%, 02/15/24 (e)	540	530
AerCap Ireland Capital Designated Activity Company
3.50%, 01/15/25	4,595	3,854
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	415	392
American Express Company
2.50%, 08/01/22	4,880	4,899
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (e)	350	351
5.25%, 08/15/27 (e)	280	286
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (e)	485	285
AssuredPartners, Inc.
7.00%, 08/15/25 (e)	940	855
Athene Global Funding
3.00%, 07/01/22 (e)	4,555	4,494
Avation Capital
6.50%, 05/15/21 (e)	560	515
Avolon Holdings Funding Limited
3.25%, 02/15/27 (e)	3,820	2,902
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (c)	2,400	2,293
Banco Bradesco S.A.
5.75%, 03/01/22 (a) (c)	1,300	1,318
Banco de Bogota S.A.
5.38%, 02/19/23 (c)	1,100	1,075
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (c)	1,157	1,111
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (c) (g)	5,500	4,290
Banco Espirito Santo, S.A. - Em Liquidacao
0.00%, 05/08/17 - 01/21/19, EUR (c) (h) (i)	6,400	1,128
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (a) (c)	2,000	1,850
Banco Macro S.A.
6.75%, 11/04/26 (b) (c)	3,100	1,861
6.75%, 11/04/26 (e)	800	482
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (c) (g)	2,236	1,806
7.50%, (callable at 100 beginning 06/27/29) (c) (g)	600	451
7.50%, (callable at 100 beginning 06/27/29) (e) (g)	300	226
7.63%, (callable at 100 beginning 01/06/28) (c) (g)	4,000	3,040
5.75%, 10/04/31 (b) (c)	900	731
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (e)	800	742
Banco Santander, S.A.
2.77%, (3M USD LIBOR + 1.09%), 02/23/23 (b)	5,000	4,721
Bancolombia SA
4.88%, 10/18/27	2,100	1,903
4.63%, 12/18/29	1,500	1,326
Banistmo S.A.
3.65%, 09/19/22 (e)	4,000	3,736
Bank of America Corporation
3.97%, 02/07/30	4,340	4,674
Bank of Montreal
3.80%, 12/15/32	3,710	3,599
Bank of New Zealand
3.50%, 02/20/24 (e)	4,595	4,817
Barclays PLC
3.07%, (3M USD LIBOR + 1.38%), 05/16/24 (b)	4,950	4,728
BBVA Bancomer, S.A.
5.35%, 11/12/29 (c)	200	181
5.13%, 01/18/33 (c)	6,500	5,367
BDO Unibank, Inc.
2.95%, 03/06/23 (c)	5,000	4,918
BNP Paribas
3.05%, 01/13/31 (e) (j)	3,020	2,839
BTG Pactual Holding S.A.
7.75%, 02/15/29 (e)	4,400	3,682
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	500	444
6.88%, 09/15/27 (c)	5,100	4,386
Camelot Finance S.A.
4.50%, 11/01/26 (e)	455	435
Capital One Financial Corporation
2.49%, (3M USD LIBOR + 0.72%), 01/30/23 (b)	1,115	1,038
China National Petroleum Corporation
3.95%, 04/19/22 (c)	500	515
CIMB Bank Berhad
2.66%, (3M USD LIBOR + 0.78%), 10/09/24 (b) (c)	1,200	1,148
Citigroup Inc.
3.01%, (3M USD LIBOR + 1.43%), 09/01/23 (b)	2,200	2,082
2.79%, (3M USD LIBOR + 1.10%), 05/17/24 (b)	5,330	4,919

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CNOOC Finance (2002) Limited
3.88%, 05/02/22 (c)	3,000	3,088
Colfax Corporation
6.38%, 02/15/26 (e)	665	641
Commonwealth Bank of Australia
4.32%, 01/10/48 (e)	4,230	4,098
Commscope Finance LLC
5.50%, 03/01/24 (e)	350	354
6.00%, 03/01/26 (e)	195	195
Continental Senior Trust
5.50%, 11/18/20 (c)	4,500	4,476
Credit Acceptance Corporation
6.63%, 03/15/26	685	650
Credit Agricole SA
3.75%, 04/24/23 (e)	5,415	5,516
Credit Suisse Group AG
2.02%, (3M USD LIBOR + 1.24%), 06/12/24 (b) (e)	4,870	4,350
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (c) (g) (k)	2,000	1,490
9.50%, 02/07/26 (e)	2,200	1,698
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (c) (g)	5,000	4,600
4.52%, 12/11/28 (c)	500	522
Discover Financial Services
4.10%, 02/09/27	5,780	5,498
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (e)	1,500	1,050
EG Global Finance PLC
8.50%, 10/30/25 (e)	615	547
Ena Norte SA
4.95%, 04/25/23 (c)	1,312	1,302
Energuate Trust
5.88%, 05/03/27 (c)	1,000	964
Equitable Holdings, Inc.
3.90%, 04/20/23	4,305	4,280
General Motors Financial Company, Inc.
2.78%, (3M USD LIBOR + 0.93%), 04/13/20 (b)	6,000	6,002
2.89%, (3M USD LIBOR + 0.99%), 01/05/23 (b)	900	729
3.95%, 04/13/24	810	734
Gilex Holding SARL
8.50%, 05/02/23 (c)	1,450	1,312
8.50%, 05/02/23 (e)	600	543
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (e) (l)	640	412
Global Bank Corporation
4.50%, 10/20/21 (c)	100	98
5.25%, 04/16/29 (e)	3,500	3,409
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (e)	540	427
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (c)	500	477
4.38%, 02/04/30 (e)	1,600	1,294
4.38%, 02/04/30	200	162
GW Honos Security Corporation
8.75%, 05/15/25 (e)	645	650
HSBC Holdings PLC
2.16%, (3M USD LIBOR + 1.38%), 09/12/26 (b) (j)	7,255	6,117
Icahn Enterprises L.P.
6.25%, 05/15/26	710	670
5.25%, 05/15/27	545	504
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (e)	695	603
Imperial Brands Finance PLC
3.50%, 07/26/26 (e) (k)	2,365	2,228
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (e) (g)	800	664
6.50%, (callable at 100 beginning 03/19/23) (c) (g)	2,700	2,551
Level 3 Financing, Inc.
4.63%, 09/15/27 (e)	450	450
Liberty Mutual Group Inc.
3.95%, 10/15/50 (e)	6,975	6,413
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (e)	510	450
Lloyds Banking Group PLC
3.57%, 11/07/28	5,025	5,000
Macquarie Group Limited
3.19%, 11/28/23 (e)	2,200	2,206
4.15%, 03/27/24 (e)	2,260	2,310
Malayan Banking Berhad
2.49%, (3M USD LIBOR + 0.80%), 08/16/24 (b) (c)	500	470
3.91%, 10/29/26 (b) (c)	4,000	4,090
Minejesa Capital B.V.
4.63%, 08/10/30 (c)	2,720	2,468
5.63%, 08/10/37 (c)	1,000	880
Mitsubishi UFJ Financial Group Inc
2.32%, (3M USD LIBOR + 0.74%), 03/02/23 (b)	5,285	4,948
Morgan Stanley
3.59%, 07/22/28 (b)	4,900	5,117
MSCI Inc.
3.63%, 09/01/30 (a) (e)	115	110
Multibank, Inc.
4.38%, 11/09/22 (c)	700	647
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (e)	80	67
Navient Corporation
6.50%, 06/15/22	880	854
5.00%, 03/15/27	290	249
NFP Corp.
6.88%, 07/15/25 (e)	925	910
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (e)	1,500	1,007
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (c)	241	248
Petrobras Global Finance B.V.
5.75%, 02/01/29	3,000	2,830
6.90%, 03/19/49	2,000	1,946
Prudential Financial, Inc.
3.91%, 12/07/47	2,165	2,079
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (c) (g)	800	749
Resideo Funding Inc.
6.13%, 11/01/26 (a) (e)	675	589
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (c)	680	648
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	500	504
SPARC Limited
0.00%, 12/05/22 (c) (d)	5,834	5,349
Springleaf Finance Corporation
6.88%, 03/15/25	290	292
7.13%, 03/15/26	35	34
6.63%, 01/15/28	120	113
5.38%, 11/15/29	240	221
Sumitomo Mitsui Financial Group, Inc.
2.58%, (3M USD LIBOR + 0.74%), 01/17/23 (b)	7,825	7,420
Sydney Airport Finance Company Pty Limited
3.38%, 04/30/25 (e)	2,650	2,598
3.63%, 04/28/26 (e)	1,973	1,947
Synchrony Financial
3.95%, 12/01/27	4,925	4,456
Syngenta Finance N.V.
4.38%, 03/28/42	200	149
5.68%, 04/24/48 (c) (k)	4,911	4,015
5.68%, 04/24/48 (e)	200	160
Tervita Corporation
7.63%, 12/01/21 (e)	960	672
The Bank of Nova Scotia
3.40%, 02/11/24 (j)	2,910	3,035
The Charles Schwab Corporation
3.55%, 02/01/24	4,350	4,450

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
The Goldman Sachs Group, Inc.
2.86%, (3M USD LIBOR + 1.17%), 05/15/26 (b)	6,500	5,809
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (b) (j)	2,395	2,391
Titan Acquisition Limited
7.75%, 04/15/26 (e)	160	134
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (e)	380	307
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (c) (g)	4,600	3,082
7.38%, 02/12/26 (c)	500	310
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (g)	3,400	3,234
2.88%, 03/08/27 (b)	3,170	3,194
USA Compression Finance Corp.
6.88%, 09/01/27	930	590
Volkswagen Group of America, Inc.
4.25%, 11/13/23 (e)	6,250	6,170
Wand Merger Corporation
8.13%, 07/15/23 (e)	605	592
Wells Fargo & Company
3.20%, 06/17/27	2,520	2,608
2.88%, 10/30/30	2,345	2,298
Willis North America Inc.
4.50%, 09/15/28	4,465	4,880
Ziggo B.V.
4.88%, 01/15/30 (a) (e)	240	234
		297,113
Utilities 3.5%
AEP Transmission Company, LLC
3.10%, 12/01/26 (a)	2,000	2,087
AES Gener S.A.
5.00%, 07/14/25 (c)	900	795
7.13%, 03/26/79 (e)	2,900	2,241
7.13%, 03/26/79 (c)	1,000	773
6.35%, 10/07/79 (c)	1,400	1,101
6.35%, 10/07/79 (e)	800	629
Ameren Corporation
3.65%, 02/15/26	5,000	5,072
Boston Gas Company
3.15%, 08/01/27 (e)	5,000	4,923
Calpine Corporation
5.75%, 01/15/25	355	335
5.25%, 06/01/26 (e)	350	334
4.50%, 02/15/28 (e)	265	257
5.13%, 03/15/28 (e)	165	152
Celeo Redes Operacion Chile S.A.
5.20%, 06/22/47 (c)	586	596
5.20%, 06/22/47 (e)	3,906	3,796
Clearway Energy Operating LLC
4.75%, 03/15/28 (e)	375	349
Cometa Energia SA de CV
6.38%, 04/24/35 (c)	5,136	4,732
Duke Energy Corporation
3.15%, 08/15/27	5,000	5,031
3.95%, 08/15/47	3,390	3,403
Duke Energy Progress, LLC
4.15%, 12/01/44	3,175	3,530
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (e)	5,000	4,888
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (c)	4,014	3,653
Emirates Sembcorp Water & Power Company PJSC
4.45%, 08/01/35 (e)	1,000	800
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (e)	800	803
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (c)	1,239	1,178
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (c)	2,785	1,921
Engie Energia Chile S.A.
4.50%, 01/29/25 (c)	500	485
Eversource Energy
2.90%, 10/01/24	4,000	3,922
Exelon Corporation
3.40%, 04/15/26	5,712	5,639
Fermaca Enterprises S. de R.L. de C.V.
6.38%, 03/30/38 (c)	4,373	4,330
Georgia Power Company
2.20%, 09/15/24	4,840	4,670
GNL Quintero S.A
4.63%, 07/31/29 (c)	3,300	3,256
Inkia Energy Limited
5.88%, 11/09/27 (c)	300	262
ITC Holdings Corp.
3.25%, 06/30/26	3,000	3,038
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (e)	2,403	2,353
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (c)	1,230	1,167
Monongahela Power Company
5.40%, 12/15/43 (e)	1,770	2,047
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	6,815	6,948
NSTAR Electric Company
3.20%, 05/15/27	5,000	5,091
Oncor Electric Delivery Company LLC
3.10%, 09/15/49	5,270	5,239
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (c)	500	447
Pampa Energia S.A.
7.50%, 01/24/27 (c)	4,050	2,592
PSEG Power LLC
3.85%, 06/01/23	3,385	3,451
Southwestern Electric Power Company
2.75%, 10/01/26	3,000	3,014
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (c)	3,358	3,062
6.75%, 04/24/33 (e)	184	168
Stoneway Capital Corporation
0.00%, 03/01/27 (c) (h) (i)	3,055	458
Superior Plus LP
7.00%, 07/15/26 (e)	955	936
Talen Energy Supply, LLC
6.63%, 01/15/28 (e)	320	273
The Brooklyn Union Gas Company
4.49%, 03/04/49 (e)	4,315	4,594
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (e)	1,500	1,589
Transelec S.A.
4.63%, 07/26/23 (c)	1,300	1,314
3.88%, 01/12/29 (e)	2,500	2,296
		126,020
Energy 2.1%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (c)	900	670
7.50%, 12/15/28 (e)	500	372
Aker BP ASA
4.75%, 06/15/24 (e)	340	286
Antero Midstream Partners LP
5.75%, 03/01/27 (e)	289	187
APT Pipelines Limited
4.25%, 07/15/27 (e)	5,000	5,249
Canacol Energy Ltd.
7.25%, 05/03/25 (a) (c)	4,100	3,362
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	810	745
5.63%, 10/01/26	420	386
4.50%, 10/01/29 (a) (e)	240	213
CNOOC Limited
3.75%, 05/02/23 (a)	4,630	4,810
CNX Midstream Partners LP
6.50%, 03/15/26 (e)	520	359
CSI Compressco LP
7.50%, 04/01/25 (e)	720	492

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (e)	400	390
5.41%, 12/30/25 (e)	500	467
Diamondback Energy, Inc.
2.88%, 12/01/24	1,100	766
Enable Midstream Partners, LP
4.40%, 03/15/27	2,365	1,325
Energy Transfer LP
4.75%, 01/15/26	980	854
Everest Acquisition, LLC
0.00%, 05/15/26 (e) (h) (i)	345	54
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	410	266
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (e)	250	41
Foresight Energy LLC
0.00%, 04/01/23 (e) (h) (i)	760	24
FTS International, Inc.
6.25%, 05/01/22	300	105
Geopark Limited
6.50%, 09/21/24 (c)	4,700	2,667
Gran Tierra Energy Inc.
7.75%, 05/23/27 (e)	900	288
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (c)	3,400	884
Gulfport Energy Corporation
6.38%, 05/15/25	510	124
Halliburton Company
2.92%, 03/01/30	2,585	2,008
Hess Infrastructure Partners LP
5.63%, 02/15/26 (e)	460	330
Hess Midstream Operations LP
5.13%, 06/15/28 (e)	575	406
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (e)	540	243
Indian Oil Corporation Limited
5.63%, 08/02/21 (c)	1,000	992
5.75%, 08/01/23 (c)	2,590	2,513
Indigo Natural Resources LLC
6.88%, 02/15/26 (e)	260	177
Kinder Morgan Energy Partners, L.P.
6.95%, 01/15/38	4,090	4,365
Marathon Petroleum Corporation
5.13%, 12/15/26	4,245	4,151
Medco Bell PTE. LTD.
6.38%, 01/30/27 (e)	800	466
MEG Energy Corp.
7.00%, 03/31/24 (e)	183	84
7.13%, 02/01/27 (e)	625	311
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (e)	390	114
Murphy Oil USA, Inc.
4.75%, 09/15/29	725	679
Nabors Industries Ltd
7.25%, 01/15/26 (e)	310	105
NGL Energy Partners LP
7.50%, 04/15/26	245	86
NuStar Logistics, L.P.
6.00%, 06/01/26	750	556
Oasis Petroleum Inc.
6.88%, 03/15/22	480	95
6.25%, 05/01/26 (e)	310	49
Occidental Petroleum Corporation
2.70%, 08/15/22	330	235
Oleoducto Central S.A.
4.00%, 05/07/21 (c)	200	189
ONEOK, Inc.
3.40%, 09/01/29	1,145	874
ONGC Videsh Limited
4.63%, 07/15/24 (c)	2,800	2,661
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (c)	2,000	1,942
Par Petroleum, LLC
7.75%, 12/15/25 (e)	745	467
Parkland Fuel Corporation
5.88%, 07/15/27 (e)	330	309
Parsley Energy, LLC
5.63%, 10/15/27 (e)	600	423
PBF Holding Company LLC
6.00%, 02/15/28 (e)	235	158
Peabody Energy Corporation
6.00%, 03/31/22 (a) (e)	375	262
PT Pertamina (Persero)
4.30%, 05/20/23 (c)	1,800	1,786
QEP Resources, Inc.
5.25%, 05/01/23	340	132
5.63%, 03/01/26	365	133
Regency Energy Partners LP
4.50%, 11/01/23	3,700	3,353
Reliance Holding USA, Inc.
5.40%, 02/14/22 (c)	2,950	3,012
Sabine Pass Liquefaction, LLC
5.00%, 03/15/27	4,570	4,120
Sinopec Group Overseas Development (2016) Limited
2.75%, 05/03/21 (c)	1,500	1,507
Sunoco LP
5.50%, 02/15/26	590	510
6.00%, 04/15/27	310	266
Tapstone Energy, LLC
0.00%, 06/01/22 (e) (h) (i)	305	3
Targa Resource Corporation
5.88%, 04/15/26 (a)	555	461
6.50%, 07/15/27	260	222
5.50%, 03/01/30 (e)	245	190
Tecila Sociedad Anonima
8.50%, 07/28/25 (c)	2,550	1,310
6.95%, 07/21/27 (c)	1,400	719
Terraform Power Operating, LLC
4.25%, 01/31/23 (e)	665	660
TransCanada PipeLines Limited
4.25%, 05/15/28	4,000	4,081
Transocean Guardian Limited
5.88%, 01/15/24 (e)	280	225
Transocean Inc
8.00%, 02/01/27 (e)	320	152
Transocean Poseidon Limited
6.88%, 02/01/27 (e)	635	509
Transocean Proteus Limited
6.25%, 12/01/24 (e)	469	380
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (c)	450	321
Vine Oil & Gas LP
8.75%, 04/15/23 (e)	185	38
Viper Energy Partners LP
5.38%, 11/01/27 (e)	350	292
Weatherford International Ltd.
11.00%, 12/01/24 (e)	23	14
Whiting Petroleum Corporation
6.63%, 01/15/26	715	49
WPX Energy, Inc.
5.25%, 10/15/27	425	234
4.50%, 01/15/30	490	266
		75,581
Industrials 1.9%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (c)	2,100	1,947
3.38%, 07/24/24 (c)	300	251
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (e)	360	321
AECOM
5.13%, 03/15/27	715	645
Aeropuerto Internacional de Tocumen, S.A.
5.63%, 05/18/36 (c)	200	206
Air Lease Corporation
3.75%, 02/01/22	2,865	2,587
2.75%, 01/15/23	1,930	1,666
Allison Transmission, Inc.
5.00%, 10/01/24 (e)	735	710

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (e)	600	542
4.50%, 11/15/26 (a) (e)	240	221
BOC Aviation Limited
2.36%, (3M USD LIBOR + 1.13%), 09/26/23 (b) (e)	4,775	4,591
Bombardier Inc.
6.00%, 10/15/22 (e)	315	236
7.88%, 04/15/27 (e)	205	141
Builders FirstSource, Inc.
6.75%, 06/01/27 (e)	180	177
5.00%, 03/01/30 (e)	400	365
Carrier Global Corporation
3.38%, 04/05/40 (e)	3,085	2,728
Clean Harbors, Inc.
4.88%, 07/15/27 (e)	635	619
5.13%, 07/15/29 (e)	135	127
CSX Corporation
3.80%, 11/01/46	4,815	4,967
Delta Air Lines, Inc.
3.80%, 04/19/23	4,755	4,392
Empresa de Transporte de Pasajeros Metro S.A.
4.75%, 02/04/24 (e)	1,062	1,065
5.00%, 01/25/47 (e)	1,845	1,845
FedEx Corporation
4.75%, 11/15/45	2,144	2,063
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (c)	700	700
Garda World Security Corporation
4.63%, 02/15/27 (e)	625	568
Gates Global LLC
6.25%, 01/15/26 (e)	505	450
General Electric Capital Corporation
5.88%, 01/14/38	2,025	2,402
GFL Environmental Inc.
5.13%, 12/15/26 (e)	460	451
8.50%, 05/01/27 (e)	165	166
Griffon Corporation
5.75%, 03/01/28 (e)	390	367
Jeld-Wen, Inc.
4.63%, 12/15/25 (e)	885	791
John Deere Capital Corporation
3.45%, 01/10/24	2,545	2,661
JSL Europe SA
7.75%, 07/26/24 (c)	3,500	2,603
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (e)	465	408
LATAM Airlines Group S.A.
7.00%, 03/01/26 (e)	1,000	455
4.20%, 11/15/27	1,377	1,253
LATAM Finance Limited
6.88%, 04/11/24 (c)	1,900	765
Lima Metro Line 2 Finance Ltd
5.88%, 07/05/34 (c)	1,905	2,029
Lockheed Martin Corporation
4.70%, 05/15/46	4,000	5,017
Masonite International Corporation
5.75%, 09/15/26 (e)	765	747
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (a) (e)	85	71
Owens Corning
4.40%, 01/30/48	2,545	2,211
Penske Truck Leasing Co., L.P.
3.40%, 11/15/26 (e)	75	74
4.20%, 04/01/27 (e)	2,160	2,284
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (e)	335	289
Stevens Holding Co., Inc.
6.13%, 10/01/26 (e)	555	553
Tempo Acquisition, LLC
6.75%, 06/01/25 (e)	1,030	955
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (e)	275	287
10.25%, 02/15/27 (e)	195	208
The Hillman Group, Inc.
6.38%, 07/15/22 (e)	135	105
TransDigm Inc.
6.25%, 03/15/26 (e)	605	602
6.38%, 06/15/26	430	412
5.50%, 11/15/27 (e)	345	310
Triumph Group, Inc.
6.25%, 09/15/24 (e)	155	138
7.75%, 08/15/25	405	288
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (e)	400	399
United Rentals (North America), Inc.
6.50%, 12/15/26	365	371
5.25%, 01/15/30	45	45
4.00%, 07/15/30	390	359
Waste Management, Inc.
4.00%, 07/15/39	4,365	4,746
Waste Pro USA, Inc.
5.50%, 02/15/26 (e)	385	357
		69,309
Communication Services 1.7%
Altice Financing S.A.
5.00%, 01/15/28 (e)	245	220
Altice France
7.38%, 05/01/26 (e)	665	671
6.00%, 02/15/28 (e)	435	379
AT&T Inc.
5.25%, 03/01/37	6,185	7,208
Axiata SPV2 Berhad
3.47%, 11/19/20 (c)	1,000	1,009
Cable Onda, S.A.
4.50%, 01/30/30 (e)	300	265
CCO Holdings, LLC
5.75%, 02/15/26 (e)	1,505	1,534
5.00%, 02/01/28 (e)	295	296
4.75%, 03/01/30 (e)	735	732
4.50%, 08/15/30 (e)	380	373
Cengage Learning, Inc.
9.50%, 06/15/24 (e)	345	262
CenturyLink, Inc.
5.13%, 12/15/26 (e)	390	388
4.00%, 02/15/27 (e)	360	349
Charter Communications Operating, LLC
4.91%, 07/23/25	4,765	5,117
Cincinnati Bell Inc.
7.00%, 07/15/24 (e)	805	810
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (e)	170	146
Comcast Corporation
3.95%, 10/15/25	4,215	4,623
Comcel Trust
6.88%, 02/06/24 (c)	1,400	1,377
Connect Finco SARL
6.75%, 10/01/26 (e)	715	593
CSC Holdings, LLC
5.25%, 06/01/24	690	695
5.75%, 01/15/30 (e)	795	806
Diamond Sports Group, LLC
5.38%, 08/15/26 (e)	475	386
DISH DBS Corporation
5.88%, 11/15/24	410	399
Embarq Corporation
8.00%, 06/01/36	370	366
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (c)	1,600	1,534
4.75%, 08/01/26 (c)	1,500	1,397
Frontier Communications Corporation
8.50%, 06/19/20	160	43
7.13%, 01/15/23	265	65
8.50%, 04/01/26 (e)	215	198
8.00%, 04/01/27 (e)	275	271
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (c) (m)	400	353
4.88%, 01/22/30 (a) (e)	1,300	1,136

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Gray Escrow, Inc.
7.00%, 05/15/27 (e)	475	472
Gray Television, Inc.
5.13%, 10/15/24 (e)	275	266
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (e)	1,075	1,109
iHeartCommunications, Inc.
8.38%, 05/01/27	70	60
5.25%, 08/15/27 (e)	285	251
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	440	271
8.50%, 10/15/24 (e)	425	268
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (e)	945	848
Match Group, Inc.
5.00%, 12/15/27 (e)	765	729
Millicom International Cellular SA
6.00%, 03/15/25 (c)	500	460
6.63%, 10/15/26 (e)	700	662
6.63%, 10/15/26 (c)	1,000	945
5.13%, 01/15/28 (c)	500	436
6.25%, 03/25/29 (e)	2,000	1,826
Netflix, Inc.
5.88%, 02/15/25	275	291
5.38%, 11/15/29 (a) (e)	230	240
4.88%, 06/15/30 (e)	160	164
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (e) (g)	1,600	1,252
Nexstar Escrow Inc.
5.63%, 07/15/27 (e)	300	293
Scripps Escrow, Inc.
5.88%, 07/15/27 (e)	355	317
Sirius XM Radio Inc.
5.38%, 07/15/26 (e)	690	698
5.50%, 07/01/29 (e)	325	331
Sprint Capital Corporation
6.88%, 11/15/28	1,255	1,433
Sprint Corporation
7.13%, 06/15/24	1,205	1,321
7.25%, 02/01/28 (e)	235	235
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (e)	1,350	1,219
Telesat Canada
4.88%, 06/01/27 (e)	360	344
6.50%, 10/15/27 (e)	365	354
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (e)	155	133
The Interpublic Group of Companies, Inc.
5.40%, 10/01/48	3,725	3,888
Uber Technologies, Inc.
8.00%, 11/01/26 (e)	370	369
7.50%, 09/15/27 (e)	205	202
Univision Communications Inc.
5.13%, 05/15/23 (a) (e)	160	140
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (a) (e)	449	410
6.88%, 01/15/24 (c)	4,458	4,071
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (e)	460	441
6.13%, 03/01/28 (e)	215	204
		60,954
Consumer Staples 1.5%
Adecoagro S.A.
6.00%, 09/21/27 (c)	150	118
Altria Group, Inc.
4.80%, 02/14/29	4,740	4,934
Anheuser-Busch Companies, LLC
4.90%, 02/01/46	1,765	1,944
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	2,340	2,484
B&G Foods, Inc.
5.25%, 04/01/25 - 09/15/27 (a)	545	539
BAT Capital Corp.
3.46%, 09/06/29	7,555	6,952
CK Hutchison International (17) (II) Limited
2.75%, 03/29/23 (e)	1,500	1,527
Constellation Brands, Inc.
3.15%, 08/01/29	1,115	1,038
Controladora Mabe, S.A. de C.V.
5.60%, 10/23/28 (c)	1,000	945
Cott Holdings Inc.
5.50%, 04/01/25 (e)	855	828
Embotelladora Andina S.A
5.00%, 10/01/23 (c)	500	501
Energizer Holdings, Inc.
7.75%, 01/15/27 (e)	390	403
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (c) (g)	1,500	1,398
JBS Investments II GmbH
7.00%, 01/15/26 (e)	1,500	1,501
5.75%, 01/15/28 (e)	500	485
JBS USA Food Company
5.88%, 07/15/24 (e)	125	127
5.75%, 06/15/25 (e)	85	86
6.50%, 04/15/29 (e)	345	370
5.50%, 01/15/30 (a) (e)	85	88
Kraft Heinz Foods Company
3.95%, 07/15/25	590	586
5.00%, 07/15/35 (a)	440	439
5.20%, 07/15/45	1,210	1,163
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (e)	505	414
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (c)	380	338
6.88%, 01/19/25 (c)	5,700	5,030
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (e)	450	363
Minerva Luxembourg S.A.
6.50%, 09/20/26 (c)	2,000	1,827
5.88%, 01/19/28 (c)	2,400	2,124
Performance Food Group Company
5.50%, 10/15/27 (e)	530	492
Pilgrim's Pride Corporation
5.88%, 09/30/27 (e)	650	654
Post Holdings, Inc.
5.50%, 12/15/29 (e)	130	135
4.63%, 04/15/30 (e)	540	517
Safeway Inc.
4.63%, 01/15/27 (e)	395	393
Smithfield Foods, Inc.
4.25%, 02/01/27 (e)	4,930	4,622
Spectrum Brands, Inc.
5.00%, 10/01/29 (e)	360	313
Sysco Corporation
3.30%, 02/15/50	2,785	2,029
The Kroger Co.
3.40%, 04/15/22	1,000	1,021
2.80%, 08/01/22	3,832	3,867
Verscend Holding Corp.
9.75%, 08/15/26 (e)	739	739
		53,334
Health Care 1.4%
AbbVie Inc.
4.70%, 05/14/45	4,675	5,275
Air Medical Group Holdings LLC
6.38%, 05/15/23 (e)	440	390
Anthem, Inc.
2.38%, 01/15/25	1,865	1,840
AstraZeneca PLC
6.45%, 09/15/37	3,380	4,794
Avantor, Inc.
9.00%, 10/01/25 (e)	855	900
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (e)	1,070	1,104
5.00%, 01/30/28 (e)	390	369
7.25%, 05/30/29 (e)	700	727
5.25%, 01/30/30 (e)	395	374

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Baxalta Incorporated
4.00%, 06/23/25	691	735
Becton, Dickinson and Company
2.89%, 06/06/22	7,375	7,335
Bristol-Myers Squibb Company
4.35%, 11/15/47 (e)	4,555	5,736
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (e)	620	611
Centene Corporation
4.25%, 12/15/27 (e)	450	454
3.38%, 02/15/30 (e)	365	339
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (e)	360	349
Cigna Holding Company
2.72%, (3M USD LIBOR + 0.89%), 07/15/23 (b)	2,740	2,502
4.90%, 12/15/48	2,155	2,586
Encompass Health Corporation
4.50%, 02/01/28	180	177
4.75%, 02/01/30	60	58
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (e)	265	64
HCA Inc.
5.38%, 09/01/26	980	1,010
4.13%, 06/15/29	785	790
3.50%, 09/01/30	620	565
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (e)	290	285
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (e)	630	630
IQVIA Inc.
5.00%, 05/15/27 (e)	610	623
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (e)	415	396
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e)	525	462
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (e)	385	334
Polaris Intermediate School
8.50%, 12/01/22 (e) (l)	575	454
Radiology Partners, Inc.
9.25%, 02/01/28 (e)	465	415
Select Medical Corporation
6.25%, 08/15/26 (e)	855	856
Takeda Pharmaceutical Co Ltd
4.40%, 11/26/23	3,665	3,857
Tenet Healthcare Corporation
7.00%, 08/01/25 (a)	550	476
4.88%, 01/01/26 (e)	510	487
6.25%, 02/01/27 (e)	605	590
5.13%, 11/01/27 (e)	215	205
Vizient, Inc.
6.25%, 05/15/27 (e)	410	415
West Street Merger Sub, Inc.
6.38%, 09/01/25 (e)	480	419
		49,988
Materials 1.3%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (e)	610	564
Andina Acquisition Corporation
8.20%, 01/31/22 (c)	400	337
Anglo American Capital PLC
4.50%, 03/15/28 (e)	4,720	4,454
Arconic Rolled Products Corporation
6.13%, 02/15/28 (e)	605	621
ARD Finance S.A.
6.50%, 06/30/27 (e) (l)	200	174
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (e)	2,000	1,380
CEMEX S.A.B. de C.V.
6.13%, 05/05/25 (a) (c)	1,100	935
7.75%, 04/16/26 (c)	400	352
Crown Americas LLC
4.50%, 01/15/23	650	665
4.75%, 02/01/26	760	779
CSN Islands XII Corp
7.00%, (callable at 100 beginning 06/23/20) (c) (g)	2,100	1,215
6.75%, 01/28/28 (e)	2,000	1,291
CSN Resources S.A.
7.63%, 02/13/23 (c)	600	414
7.63%, 04/17/26 (a) (e)	2,100	1,386
DuPont de Nemours, Inc.
5.42%, 11/15/48	2,035	2,347
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (e)	630	589
Freeport-McMoRan Inc.
5.40%, 11/14/34	3,230	2,966
5.45%, 03/15/43	4,050	3,628
Hexion Inc.
7.88%, 07/15/27 (e)	285	243
Inversiones CMPC S.A.
4.50%, 04/25/22 (c)	1,000	977
4.75%, 09/15/24 (c)	1,000	974
Kraton Polymers LLC
7.00%, 04/15/25 (e)	465	413
Nouryon Finance B.V.
8.00%, 10/01/26 (a) (e)	175	166
Novelis Corporation
4.75%, 01/30/30 (e)	240	215
Nutrien Ltd.
4.20%, 04/01/29	3,460	3,659
Orbia Advance Corporation, S.A.B. de C.V.
4.88%, 09/19/22 (c)	3,200	3,054
Packaging Corporation of America
3.40%, 12/15/27	1,975	2,014
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (e)	485	486
Silgan Holdings Inc.
4.13%, 02/01/28 (e)	235	219
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (a) (c)	400	386
SunCoke Energy, Inc.
7.50%, 06/15/25 (e)	855	643
The Scotts Miracle-Gro Company
4.50%, 10/15/29	420	400
UPL Corporation Limited
3.25%, 10/13/21 (c)	1,000	955
4.50%, 03/08/28 (c)	700	648
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (e)	1,300	507
Vedanta Resources Limited
6.13%, 08/09/24 (c)	5,300	1,934
Westrock Company, Inc.
3.75%, 03/15/25	4,860	4,899
		46,889
Consumer Discretionary 1.3%
Allied Universal Holdco LLC
6.63%, 07/15/26 (e)	475	468
9.75%, 07/15/27 (e)	525	494
American Axle & Manufacturing, Inc.
6.25%, 03/15/26	320	245
Argos Holdings Inc.
7.13%, 03/15/23 (e)	570	537
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (e)	112	96
4.75%, 03/01/30 (e)	112	96
Boyd Gaming Corporation
4.75%, 12/01/27 (e)	625	516
Boyne USA, Inc.
7.25%, 05/01/25 (e)	1,095	1,038
Carvana Co.
8.88%, 10/01/23 (e)	220	210
Cedar Fair, L.P.
5.25%, 07/15/29 (e)	550	469
Century Communities, Inc.
6.75%, 06/01/27	345	279
Constellation Merger Sub Inc.
8.50%, 09/15/25 (a) (e)	430	258

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (e)	565	408
Dana Corporation
5.38%, 11/15/27	120	98
Dealer Tire, LLC
8.00%, 02/01/28 (e)	175	140
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (c)	3,000	2,764
Eldorado Resorts, Inc.
6.00%, 04/01/25	540	484
Expedia Group, Inc.
3.80%, 02/15/28	2,295	2,019
Ford Motor Company
7.45%, 07/16/31	325	233
Frontdoor, Inc.
6.75%, 08/15/26 (e)	675	648
Gohl Capital Limited
4.25%, 01/24/27 (c)	4,800	3,936
Golden Entertainment, Inc.
7.63%, 04/15/26 (e)	315	208
Grubhub Holdings Inc.
5.50%, 07/01/27 (e)	215	191
Hasbro, Inc.
3.50%, 09/15/27	4,930	4,502
Hyundai Capital America
2.65%, 02/10/25 (e)	4,845	4,534
IAA Spinco Inc.
5.50%, 06/15/27 (e)	550	532
Installed Building Products, Inc.
5.75%, 02/01/28 (e)	425	405
IRB Holding Corp.
6.75%, 02/15/26 (e)	905	725
KAR Auction Services, Inc.
5.13%, 06/01/25 (e)	770	744
LTF Merger Sub, Inc.
8.50%, 06/15/23 (e)	700	574
M/I Homes, Inc.
4.95%, 02/01/28 (e)	380	322
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	600	517
McDonald's Corporation
4.45%, 03/01/47	2,385	2,571
MGM Resorts International
5.75%, 06/15/25	227	203
NCL Corporation Ltd.
3.63%, 12/15/24 (e)	605	386
New Golden Nugget Inc.
6.75%, 10/15/24 (e)	1,030	648
8.75%, 10/01/25 (e)	150	77
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	430	401
8.50%, 05/15/27 (e)	230	201
Penn National Gaming, Inc.
5.63%, 01/15/27 (e)	655	488
PetSmart, Inc.
5.88%, 06/01/25 (e)	307	306
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (a)	1,040	653
S.A.C.I. Falabella
3.75%, 04/30/23 (c)	3,700	3,467
Scientific Games International, Inc.
5.00%, 10/15/25 (e)	570	501
8.25%, 03/15/26 (e)	215	138
Six Flags Operations Inc.
4.88%, 07/31/24 (e)	660	565
Staples, Inc.
7.50%, 04/15/26 (e)	365	322
10.75%, 04/15/27 (a) (e)	150	115
Stars Group Holdings B.V.
7.00%, 07/15/26 (e)	675	639
Tempur Sealy International, Inc.
5.50%, 06/15/26 (a)	970	859
The Home Depot, Inc.
3.90%, 06/15/47	2,125	2,370
The ServiceMaster Company, LLC
5.13%, 11/15/24 (e)	620	612
The William Carter Company
5.63%, 03/15/27 (e)	490	475
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (e)	835	634
Viking Cruises Limited
5.88%, 09/15/27 (e)	1,070	640
Wolverine Escrow LLC
9.00%, 11/15/26 (e)	380	306
Yum! Brands, Inc.
7.75%, 04/01/25 (e)	190	200
4.75%, 01/15/30 (e)	370	348
		46,815
Real Estate 1.2%
Alexandria Real Estate Equities, Inc.
4.00%, 01/15/24	3,345	3,492
American Tower Corporation
3.38%, 10/15/26	5,000	4,996
3.60%, 01/15/28	4,495	4,463
Boston Properties Limited Partnership
3.40%, 06/21/29	4,440	4,333
Crown Castle International Corp.
3.65%, 09/01/27	9,040	9,092
ESH Hospitality, Inc.
5.25%, 05/01/25 (e)	770	651
Essex Portfolio, L.P.
3.00%, 01/15/30	1,082	1,020
Iron Mountain Incorporated
4.88%, 09/15/29 (e)	455	427
iStar Inc.
4.75%, 10/01/24	300	252
Mattamy Homes Limited
4.63%, 03/01/30 (e)	400	348
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	540	486
MPT Operating Partnership, L.P.
5.00%, 10/15/27	1,375	1,331
National Retail Properties, Inc.
2.50%, 04/15/30	1,145	1,017
Public Storage
3.39%, 05/01/29	4,850	4,875
Simon Property Group, L.P.
2.45%, 09/13/29	510	474
VICI Properties Inc.
3.75%, 02/15/27 (e)	70	66
4.13%, 08/15/30 (e)	80	76
Welltower Inc.
3.95%, 09/01/23	4,425	4,463
WeWork Companies Inc.
7.88%, 05/01/25 (e)	210	78
		41,940
Information Technology 0.5%
Arrow Electronics, Inc.
3.88%, 01/12/28	2,420	2,312
Ascend Learning, LLC
6.88%, 08/01/25 (e)	965	896
ASGN Incorporated
4.63%, 05/15/28 (e)	290	272
Banff Merger Sub Inc.
9.75%, 09/01/26 (e)	280	245
Castle United States Holding Corporation
9.50%, 02/15/28 (e)	175	166
CDK Global, Inc.
5.88%, 06/15/26	280	296
5.25%, 05/15/29 (e)	60	61
Corning Incorporated
4.38%, 11/15/57	2,325	2,423
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (e)	557	557
GTT Communications Inc.
7.88%, 12/31/24 (a) (e)	370	239
Marvell Technology Group Ltd
4.20%, 06/22/23	4,935	4,987

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
NXP B.V.
3.88%, 06/18/26 (e)	2,185	2,134
Oracle Corporation
3.85%, 04/01/60	3,030	3,120
Radiate HoldCo, LLC
6.88%, 02/15/23 (e)	75	68
6.63%, 02/15/25 (e)	625	523
Refinitiv US Holdings Inc.
6.25%, 05/15/26 (e)	480	502
8.25%, 11/15/26 (e)	495	526
Riverbed Technology, Inc.
8.88%, 03/01/23 (e)	350	231
Science Applications International Corporation
4.88%, 04/01/28 (e)	180	173
		19,731
Energy 0.0%
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (c)	600	564
Total Corporate Bonds And Notes (cost $969,269)		888,238
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 19.1%
ABFC Trust
Series 2006-A2B-HE1, REMIC, 1.06%, (1M USD LIBOR + 0.11%), 01/25/37 (b)	3,798	2,321
Series 2007-A1A-WMC1, REMIC, 2.20%, (1M USD LIBOR + 1.25%), 06/25/37 (b) (m)	3,510	2,774
Accredited Mortgage Loan Trust
Series 2004-A2-1, 1.55%, (1M USD LIBOR + 0.60%), 04/25/34 (b)	406	351
ACE Securities Corp. Home Equity Loan Trust
Series 2006-A2D-HE1, REMIC, 1.55%, (1M USD LIBOR + 0.60%), 02/25/36 (b)	10,397	8,580
Aimco CDO
Series 2019-D-10A, 5.35%, (3M USD LIBOR + 3.55%), 07/22/32 (b)	2,000	1,477
Aimco CLO
Series 2018-D-AA, 4.39%, (3M USD LIBOR + 2.55%), 04/17/31 (b)	1,000	718
Alternative Loan Trust
Series 2005-A3-32T1, REMIC, 1.95%, (1M USD LIBOR + 1.00%), 08/25/35 (b)	6,600	3,805
Series 2005-1A2-27, REMIC, 3.37%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/35 (b)	362	301
Series 2005-1A1-59, REMIC, 1.10%, (1M USD LIBOR + 0.33%), 11/20/35 (b)	5,604	4,557
Series 2005-2A1-J12, REMIC, 1.49%, (1M USD LIBOR + 0.54%), 11/25/35 (b)	3,032	1,958
Series 2006-A1B-OA12, REMIC, 0.96%, (1M USD LIBOR + 0.19%), 09/20/46 (b)	2,607	2,226
Series 2006-1A1A-OA17, REMIC, 0.97%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	5,694	4,426
Series 2006-2A3-OC3, REMIC, 1.53%, (1M USD LIBOR + 0.29%), 03/25/36 (b) (m)	9,526	8,610
American Home Mortgage Investment Trust
Series 2004-4A-4, REMIC, 3.76%, (6M USD LIBOR + 2.00%), 02/25/45 (b)	49	45
Anchorage Capital CLO 13 Ltd
Series 2019-B-13A, 3.83%, (3M USD LIBOR + 2.00%), 04/15/32 (b)	2,000	1,811
Apidos CLO XII
Series 2013-DR-12A, 4.43%, (3M USD LIBOR + 2.60%), 04/15/31 (b)	1,000	719
Apidos CLO XXI
Series 2015-CR-21A, 4.27%, (3M USD LIBOR + 2.45%), 07/19/27 (b) (e)	500	395
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (e)	1,753	1,455
Argent Securities Inc.
Series 2005-A2C-W2, REMIC, 1.67%, (1M USD LIBOR + 0.72%), 10/25/35 (b)	797	750
Atrium XIII LLC
Series D-13A, 4.51%, (3M USD LIBOR + 2.70%), 11/21/30 (b)	1,000	747
Atrium XIV LLC
Series D-14A, 4.79%, (3M USD LIBOR + 2.95%), 08/23/30 (b)	1,000	732
Atrium XV LLC
Series D-15A, REMIC, 4.81%, (3M USD LIBOR + 3.00%), 01/23/31 (b)	2,500	1,824
Babson CLO Ltd/Cayman Islands
Series 2018-D-3A, 4.72%, (3M USD LIBOR + 2.90%), 07/20/29 (b)	500	386
Series 2016-DR-1A, 4.86%, (3M USD LIBOR + 3.05%), 07/23/30 (b)	1,000	727
Series 2019-C-2A, 5.68%, (3M USD LIBOR + 3.85%), 04/15/31 (b)	500	384
BAMLL Commercial Mortgage Securities Trust
Series 2016-C-ISQ, REMIC, 3.61%, 08/14/26 (b)	3,125	2,959
Banc of America Funding Corp
Series 2005-4A1-A, REMIC, 3.90%, 02/20/35 (b)	483	467
Banc of America Mortgage Securities, Inc.
Series 2004-5A1-2, REMIC, 6.50%, 10/25/31	8	7
Bancorp Commercial Mortgage Trust
Series 2019-D-CRE6, REMIC, 3.00%, 08/15/22	6,727	5,117
Bank of America Corporation
Series 2005-A1-D, REMIC, 4.41%, 05/25/35 (b)	4,920	4,720
Barings CLO Ltd
Series 2018-C-1A, 4.43%, (3M USD LIBOR + 2.60%), 04/15/31 (b)	1,000	722
Series 2019-D-1A, 5.68%, (3M USD LIBOR + 3.85%), 04/15/31 (b)	1,000	771
BBCMS Mortgage Trust
Series 2019-B-C3, REMIC, 4.10%, 05/17/29	3,554	3,268
Series 2019-C-C3, REMIC, 4.18%, 05/17/29	4,250	3,481
Series 2018-F-TALL, REMIC, 3.94%, (1M USD LIBOR + 3.24%), 03/16/37 (b) (m)	4,330	2,902
BB-UBS Trust
Interest Only, Series 2012-XB-SHOW, REMIC, 0.14%, 11/07/36 (b)	6,436	50
Interest Only, Series 2012-XA-SHOW, REMIC, 0.60%, 11/07/36 (b)	11,689	296
BCAP LLC Trust
Series 2010-5A3-RR11, REMIC, 3.87%, 01/12/22 (b)	7,094	5,552
Series 2011-8A1-RR4, REMIC, 5.25%, 02/26/36	724	498
Series 2011-12A1-RR5, REMIC, 4.84%, 03/26/37 (b)	175	173
Series 2011-9A1-RR5, REMIC, 5.25%, 05/25/37	4,027	2,791
Series 2012-6A6-RR1, REMIC, 1.84%, 12/27/46 (b)	8,799	7,821
Series 2007-11A-AA2, REMIC, 1.14%, (1M USD LIBOR + 0.19%), 05/25/47 (b) (m)	3,528	3,318
Bear Stearns ALT-A Trust
Series 2005-23A1-4, REMIC, 3.88%, 05/25/35 (b)	163	149
Series 2005-22A1-7, REMIC, 3.96%, 09/25/35 (b)	110	73
Series 2005-26A1-7, REMIC, 3.99%, 09/25/35 (b)	8,064	4,479
Bear Stearns ARM Trust
Series 2000-A1-2, REMIC, 2.78%, 11/25/30 (b)	1	1
Series 2002-1A2-11, REMIC, 3.76%, 02/25/33 (b)	2	2
Series 2002-1A1-11, REMIC, 4.00%, 02/25/33 (b)	1	1
Series 2003-6A1-1, REMIC, 4.02%, 04/25/33 (b)	8	7
Series 2003-4A1-8, REMIC, 4.26%, 01/25/34 (b)	70	61
Series 2004-12A5-1, REMIC, 3.95%, 04/25/34 (b)	177	161
Series 2004-2A1-8, REMIC, 3.95%, 11/25/34 (b)	241	215
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A2-HE3, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 04/25/34 (b)	174	354
Series 2005-M2-AQ1, REMIC, 1.60%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	5,184	5,026
Series 2007-1A3-HE3, REMIC, 1.20%, (1M USD LIBOR + 0.25%), 01/25/37 (b)	4,485	4,171

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Bear Stearns Asset Backed Securities Trust
Series 2006-A2-4, REMIC, 1.21%, (1M USD LIBOR + 0.26%), 10/25/36 (b)	1,319	1,236
Bear Stearns Structured Products Inc. Trust
Series 2007-1A1-R6, REMIC, 3.73%, 01/26/36 (b)	336	270
Series 2007-2A1-R6, REMIC, 2.21%, 12/26/46 (b)	234	193
Bear Stearns Structured Products Trust
Series 2007-A2-EMX1, REMIC, 2.25%, (1M USD LIBOR + 1.30%), 03/25/37 (b)	2,225	2,086
BX Trust
Series 2019-D-OC11, REMIC, 4.08%, 12/11/29	520	420
Series 2019-E-OC11, REMIC, 4.08%, 12/11/29	3,595	2,587
CAL Funding III Limited
Series 2018-A-1A, REMIC, 3.96%, 02/25/28	3,958	3,982
Canyon Capital CLO Ltd
Series 2014-DR-2A, 5.48%, (3M USD LIBOR + 3.65%), 04/15/29 (b)	1,000	811
Series 2012-D-1RA, 4.83%, (3M USD LIBOR + 3.00%), 07/15/30 (b)	1,500	1,142
Series 2014-CR-1A, 4.52%, (3M USD LIBOR + 2.75%), 01/30/31 (b) (e)	1,134	819
Series 2016-DR-1A, 4.63%, (3M USD LIBOR + 2.80%), 07/15/31 (b)	1,000	722
Series 2019-D-2A, 6.04%, (3M USD LIBOR + 3.95%), 10/15/32 (b)	1,000	740
Canyon CLO Ltd
Series 2018-D-1A, 4.73%, (3M USD LIBOR + 2.90%), 07/15/31 (b)	1,000	721
CF Mortgage Trust
Series 2019-65C-CF1, REMIC, 4.12%, 04/17/24	2,737	2,439
CF Trust
Series 2019-E-MF1, 3.20%, 08/16/21	4,037	3,385
Chase Mortgage Finance Trust
Series 2005-1A1-A1, REMIC, 3.70%, 12/25/35 (b)	491	444
ChaseFlex Trust Series
Series 2007-1A1-3, REMIC, 5.00%, 07/25/37	488	354
Citicorp Mortgage Securities Trust
Series 2007-1A3-2, REMIC, 6.00%, 02/25/37	982	882
Citigroup Commercial Mortgage Trust
Series 2020-F-555, 3.62%, 12/06/41	2,584	2,095
Series 2020-G-555, 3.62%, 12/06/41	2,584	1,941
Series 2015-D-GC27, REMIC, 4.42%, 01/10/25 (b)	1,696	1,347
Series 2016-D-GC36, REMIC, 2.85%, 01/10/26	3,104	2,184
Series 2016-B-GC36, REMIC, 4.76%, 01/12/26	2,892	2,834
Series 2017-D-P7, REMIC, 3.25%, 04/14/27	2,919	2,020
Citigtoup Mortgage Loan Trust
Series 2005-A2A-11, REMIC, 4.38%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.40%), 10/25/35 (b)	18	16
Series 2005-1A3A-8, REMIC, 3.83%, 11/25/35 (b)	2,791	2,796
Series 2007-1A1-FS1, REMIC, 4.49%, 10/25/37 (m)	3,111	2,768
Series 2007-A3A-AHL3, REMIC, 1.01%, (1M USD LIBOR + 0.06%), 08/25/45 (b)	337	239
CLI Funding LLC
Series 2018-A-1A, 4.03%, 04/18/28	3,191	3,104
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	2,756	2,709
COMM Mortgage Trust
Series 2017-E-PANW, 3.81%, 10/11/24 (b)	5,717	4,786
Series 2017-D-PANW, 3.93%, 10/11/24 (b)	3,425	3,087
Series 2015-C-DC1, REMIC, 4.31%, 01/10/25 (b)	200	182
Interest Only, Series 2015-XA-CR22, REMIC, 0.89%, 03/12/48 (b)	115,949	3,838
Cook Park CLO, Ltd.
Series 2018-D-1A, 4.44%, (3M USD LIBOR + 2.60%), 04/17/30 (b)	2,000	1,450
Countrywide Alternative Loan Trust
Series 2006-A1-OA21, REMIC, 0.96%, (1M USD LIBOR + 0.19%), 03/20/47 (b)	4,045	3,022
Series 2007-A1A-OA7, REMIC, 1.13%, (1M USD LIBOR + 0.18%), 05/25/47 (b)	270	219
Countrywide Asset-Backed Certificates
Series 2006-2A3-24, REMIC, 1.10%, (1M USD LIBOR + 0.15%), 04/25/34 (b)	1,160	1,033
Credit Acceptance Auto Loan Trust
Series 2017-A-3A, 2.65%, 01/15/21	5,230	5,158
Credit Suisse Commerical Mortgage Trust
Series 2010-4A4-18R, REMIC, 3.50%, 04/27/38 (b)	1,323	1,247
Credit Suisse Securities (USA) LLC
Series 2002-A-P1A, REMIC, 2.38%, 03/25/32 (b)	25	22
CSAIL Commercial Mortgage Trust
Series 2017-C-CX10, 4.11%, 11/17/27 (b)	3,875	3,389
Series 2016-D-C6, REMIC, 4.92%, 05/15/26 (b)	4,254	2,945
Series 2019-AS-C16, REMIC, 3.61%, 06/15/29	2,673	2,636
Series 2019-B-C16, REMIC, 3.88%, 06/15/29	2,673	2,527
CSMC
Series 2017-E-CALI, REMIC, 3.78%, 11/12/24 (b)	5,200	4,695
Series 2017-F-CALI, REMIC, 3.78%, 11/12/24 (b)	5,200	4,376
CSMC Mortgage-Backed Trust
Series 2006-1A4-6, REMIC, 6.00%, 07/25/36	1,683	1,300
CWABS, Inc.
Series 2004-M1-3, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 06/25/34 (b)	24	22
Series 2005-M3-BC5, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 12/25/35 (b)	4,852	4,712
Series 2005-3A2A-HYB9, REMIC, 3.71%, (1Y USD LIBOR + 1.75%), 02/20/36 (b)	36	30
Series 2005-MV1-17, REMIC, 1.41%, (1M USD LIBOR + 0.46%), 04/25/36 (b)	5,400	5,059
Series 2005-2AV-17, REMIC, 1.19%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	3,621	3,339
Series 2007-1A-13, REMIC, 1.79%, (1M USD LIBOR + 0.84%), 06/25/36 (b)	1,839	1,545
CWMBS, Inc.
Series 2004-A14-19, REMIC, 5.50%, 10/25/34	2,052	2,022
Series 2004-A2-HYB6, REMIC, 3.92%, 11/21/34 (b)	430	405
Series 2004-A3-22, REMIC, 3.83%, 11/25/34 (b)	194	173
Series 2004-1A1-HYB9, REMIC, 3.74%, 02/20/35 (b)	123	116
Series 2005-A1-29, REMIC, 5.75%, 12/25/35	1,510	1,198
Dryden 36 Senior Loan Fund
Series 2014-DR2-36A, 5.53%, (3M USD LIBOR + 3.70%), 04/16/29 (b)	2,500	2,057
Dryden 40 Senior Loan Fund
Series 2015-DR-40A, 4.79%, (3M USD LIBOR + 3.10%), 08/15/31 (b) (e)	1,000	740
Dryden 43 Senior Loan Fund LLC
Series 2016-DRR-43A, 5.37%, (3M USD LIBOR + 3.55%), 07/20/29 (b)	1,000	815
Dryden 57 CLO Ltd
Series 2018-D-57A, 4.24%, (3M USD LIBOR + 2.55%), 05/15/31 (b)	1,000	706
Dryden 60 CLO, Ltd.
Series 2018-D-60A, 4.83%, (3M USD LIBOR + 3.00%), 07/15/31 (b)	2,000	1,473
Fillmore Park CLO Ltd
Series 2018-D-1A, 4.73%, (3M USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,097
First Franklin Mortgage Loan Trust
Series 2005-A4-FF9, REMIC, 1.67%, (1M USD LIBOR + 0.72%), 10/25/35 (b)	2,026	1,857
First Franklin Mortgage Loan Trust Asset-Backed Certificates
Series 2005-M2-FFH2, REMIC, 1.76%, (1M USD LIBOR + 0.81%), 04/25/35 (b)	291	287
First Horizon Mortgage Pass-Through Trust
Series 2005-2A1-AR4, REMIC, 4.05%, 10/25/35 (b)	666	542
Series 2005-4A1-AR6, REMIC, 3.85%, 02/25/36 (b)	352	302

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
FMC GMSR Issuer Trust
Series 2019-A-GT2, 4.23%, 09/25/24	4,000	2,513
Fountainbleu Miami Beach Trust
Series 2019-E-FBLU, 4.10%, 12/12/24	2,407	1,881
Series 2019-F-FBLU, 4.10%, 12/12/24	2,407	1,529
Series 2019-G-FBLU, 4.10%, 12/12/24	2,407	1,660
GE-WMC Mortgage Securities, L.L.C.
Series 2005-A2C-2, REMIC, 1.45%, (1M USD LIBOR + 0.50%), 12/26/35 (b)	1,909	1,756
Gilbert Park CLO Ltd
Series 2017-1A-E, 4.78%, (3M USD LIBOR + 2.95%), 10/15/30 (b)	1,000	766
Series 2017-1A-E, 8.23%, (3M USD LIBOR + 6.40%), 10/15/30 (b)	2,000	1,294
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/38	3,231	3,228
Goldentree Loan Management US CLO 3, Ltd.
Series 2018-D-3A, 4.67%, (3M USD LIBOR + 2.85%), 04/22/30 (b) (e)	1,000	733
Goldentree Loan Opportunities XI Ltd.
Series 2015-DR2-11A, 4.22%, (3M USD LIBOR + 2.40%), 01/21/31 (b) (e)	1,000	731
Great Wolf Trust
Series 2019-F-WOLF, REMIC, 3.84%, (1M USD LIBOR + 3.13%), 12/15/21 (b)	3,659	2,744
Greenwood Park CLO Ltd
Series 2018-D-1A, 4.33%, (3M USD LIBOR + 2.50%), 04/15/31 (b)	1,000	721
Grippen Park CLO, Ltd.
Series 2017-D-1A, REMIC, 5.12%, (3M USD LIBOR + 3.30%), 01/20/30 (b)	500	396
GS Mortgage Securities Corp.
Series 2005-2A1-AR6, REMIC, 4.10%, 09/25/35 (b)	219	211
Series 2005-6A1-AR7, REMIC, 4.12%, 11/25/35 (b)	74	70
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.30%, (1M USD LIBOR + 2.60%), 08/21/21 (b)	4,330	2,774
Series 2019-F-SMP, 3.80%, (1M USD LIBOR + 3.10%), 08/21/21 (b)	4,330	2,342
Series 2016-WMB-GS3, 3.60%, 09/14/26	9,000	8,515
Series 2017-C-GS8, 4.34%, 11/12/27	6,463	5,711
Series 2015-D-GC32, REMIC, 3.35%, 07/11/25	1,969	1,537
Series 2015-D-GC34, REMIC, 2.98%, 10/10/25	3,675	2,539
Series 2020-B-GC45, REMIC, 3.41%, 12/14/29	3,194	2,751
GSAMP Trust
Series 2006-A1-HE4, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 06/25/36 (b)	1,080	959
Series 2007-A1-HS1, REMIC, 1.80%, (1M USD LIBOR + 0.85%), 02/25/37 (b)	168	165
Harborview Mortgage Loan Trust
Series 2005-2A1A-2, REMIC, 1.19%, (1M USD LIBOR + 0.44%), 05/19/35 (b)	54	45
Series 2005-3A1-4, REMIC, 4.29%, 07/19/35 (b)	218	182
Harbour Aircraft Investments Ltd
Series 2017-A-1, 4.00%, 11/15/24	7,761	6,557
Helios Issuer LLC Series
Series 2017-A-1A, 4.94%, 09/20/23	2,581	2,422
Highbridge Loan Management Ltd
Series 8A-DR-2016, 4.73%, (3M USD LIBOR + 2.90%), 07/22/30 (b)	2,500	1,783
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (e)	6,833	4,782
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.85%, (1M USD LIBOR + 3.15%), 11/15/21 (b)	3,453	2,314
HSI Asset Securitization Corporation
Series 2006-M1-OPT1, REMIC, 1.31%, (1M USD LIBOR + 0.36%), 12/25/35 (b)	3,000	2,791
Series 2006-1A1-HE1, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 10/25/36 (b) (m)	6,532	2,678
IndyMac Bancorp, Inc.
Series 2001-A2-H2, REMIC, 3.53%, 01/25/32 (b)	—	—
IndyMac MBS, Inc.
Series 2005-A3-AR11, REMIC, 3.60%, 08/25/35 (b)	1,325	1,076
Series 2005-1A1-AR31, REMIC, 3.61%, 01/25/36 (b)	262	224
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-F-MFP, 3.70%, (1M USD LIBOR + 3.00%), 07/15/21 (b)	6,698	4,859
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-E-LOOP, 3.86%, 12/07/26	2,547	2,029
Series 2018-FFX-WPT, REMIC, 5.54%, 07/07/23	3,152	2,470
Series 2014-D-C20, REMIC, 4.60%, 06/17/24 (e)	4,270	3,404
J.P. Morgan Mortgage Acquisition Trust
Series 2006-A5-CW1, REMIC, 1.19%, (1M USD LIBOR + 0.24%), 05/25/36 (b)	2,868	2,639
Series 2007-MV6-CH1, REMIC, 1.50%, (1M USD LIBOR + 0.55%), 11/25/36 (b)	2,414	2,079
J.P. Morgan Mortgage Trust
Series 2005-1A2-S3, REMIC, 5.75%, 01/25/36	72	53
Series 2006-3A1-S1, REMIC, 5.50%, 04/25/36	454	456
JOL Air Ltd
Series 2019-A-1, 3.97%, 04/15/26	2,733	2,014
JPMBB Commercial Mortgage Securities Trust
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (b)	3,663	3,045
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2017-XA-C7, 0.90%, 10/17/50 (b)	95,933	4,568
JPMorgan Chase Bank, N.A.
Series 2007-MV1-CH2, REMIC, 1.23%, (1M USD LIBOR + 0.28%), 01/25/37 (b)	4,800	4,381
LCM 28 Limited Partnership
Series D-28A, 4.77%, (3M USD LIBOR + 2.95%), 10/21/30 (b)	1,000	714
LCM XIV Limited Partnership
Series DR-14A, 4.57%, (3M USD LIBOR + 2.75%), 07/21/31 (b) (e)	2,000	1,414
LCM XV Limited Partnership
Series DR-15A, 5.52%, (3M USD LIBOR + 3.70%), 07/22/30 (b)	2,750	2,170
LCM XX Limited Partnership
Series DR-20A, 4.62%, (3M USD LIBOR + 2.80%), 10/20/27 (b)	1,000	796
Legacy Mortgage Asset Trust
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (m)	43,244	42,739
Lehman XS Trust
Series 2005-1A3-4, REMIC, 1.75%, (1M USD LIBOR + 0.80%), 10/25/35 (b)	871	811
Series 2007-3A3-2N, REMIC, 1.12%, (1M USD LIBOR + 0.17%), 02/25/37 (b)	6,237	4,720
Long Point Park CLO Ltd
Series 2017-C-1A, 4.24%, (3M USD LIBOR + 2.40%), 01/17/30 (b)	1,000	721
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (e)	7,740	5,412
Madison Park Funding XIV, Ltd.
Series 2014-DRR-14A, 4.75%, (3M USD LIBOR + 2.95%), 10/22/30 (b)	2,000	1,451
Magnetite XIV, Limited
Series 2015-D-14RA, 4.67%, (3M USD LIBOR + 2.85%), 10/20/31 (b)	1,500	1,086
Magnetite XVIII, Limited
Series 2016-DR-18A, 4.39%, (3M USD LIBOR + 2.70%), 11/15/28 (b)	1,000	769
MASTR Asset Backed Securities Trust
Series 2003-M3-OPT1, 5.07%, (1M USD LIBOR + 4.13%), 12/25/32 (b)	1,185	1,184
Series 2005-M5-WMC1, REMIC, 1.95%, (1M USD LIBOR + 1.01%), 03/25/35 (b)	5,005	4,516
Series 2006-A3-AM3, REMIC, 1.12%, (1M USD LIBOR + 0.17%), 10/25/36 (b)	2,416	2,166
Series 2007-A2-WMC1, REMIC, 1.00%, (1M USD LIBOR + 0.05%), 01/25/37 (b)	312	95

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2007-A1-HE2, REMIC, 2.10%, (1M USD LIBOR + 1.15%), 08/25/37 (b)	5,907	4,726
MBRT
Series 2019-F-MBR, 3.25%, 11/17/36	3,595	2,780
Mellon Residential Funding Corporation
Series 1999-A2-TBC3, REMIC, 2.61%, (1M USD LIBOR + 0.49%), 10/20/29 (b)	28	28
Merrill Lynch Mortgage Capital Inc.
Series 2005-2A3-A6, REMIC, 1.71%, (1M USD LIBOR + 0.38%), 08/25/35 (b)	973	916
Series 2005-5A-3, REMIC, 1.20%, (1M USD LIBOR + 0.25%), 11/25/35 (b)	48	42
Merrill Lynch Mortgage Investors Trust
Series 2003-1A-A3, REMIC, 3.74%, 05/25/33 (b)	178	155
MKT Mortgage Trust
Series 2020-E-525M, 2.94%, 02/12/40	2,000	1,663
Series 2020-F-525M, 2.94%, 02/12/40	2,000	1,568
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-ASB-C22, REMIC, 3.04%, 11/18/24	9,000	9,152
Series 2016-ASB-C31, REMIC, 2.95%, 12/17/25	3,500	3,502
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.34%, 12/15/36 (b)	3,663	2,924
Morgan Stanley Dean Witter Capital I Inc.
Series 2002-M1-HE1, REMIC, 1.85%, (1M USD LIBOR + 0.90%), 07/25/32 (b)	146	143
MortgageIT Trust
Series 2005-A1-5, REMIC, 1.47%, (1M USD LIBOR + 0.52%), 12/25/35 (b)	2,192	1,967
Mosaic Solar Loan Trust
Series 2017-A-2A, 3.82%, 01/22/30	6,886	5,729
Series 2019-B-2A, 3.28%, 09/20/40	1,500	1,551
Series 2018-A-1A, REMIC, 4.01%, 08/20/30	1,646	1,581
MRCD Mortgage Trust
Series 2019-G-PARK, 2.72%, 12/15/36	3,941	3,343
Myers Park CLO, Ltd.
Series 2018-D-1A, 4.87%, (3M USD LIBOR + 3.05%), 10/21/30 (b)	1,000	732
Navient Private Education Refi Loan Trust
Series 2017-B-A, 3.91%, 09/15/25	8,000	7,679
Neuberger Berman CLO XVI-S Ltd
Series 2017-D-16SA, 4.33%, (3M USD LIBOR + 2.50%), 01/18/28 (b) (e)	2,000	1,636
Neuberger Berman Loan Advisers CLO 27, Ltd.
Series 2018-D-27A, 4.43%, (3M USD LIBOR + 2.60%), 01/15/30 (b) (e)	1,000	738
New Century Home Equity Loan Trust
Series 2005-M2-4, REMIC, 1.71%, (1M USD LIBOR + 0.77%), 09/25/35 (b)	603	595
New Residential Mortgage Loan Trust
Series 2020-M1-NQM1, REMIC, 3.21%, 01/25/60	3,600	2,784
Nomura Asset Acceptance Corporation, Alternative Loan Trust
Series 2005-3A1-AR4, REMIC, 4.32%, 08/25/35 (b)	404	389
NP SPE II LLC
Series 2017-A1-1A, 3.37%, 10/20/47	3,782	3,682
Oak Hill Credit Partners
Series 2014-D-10RA, 4.98%, (3M USD LIBOR + 3.15%), 12/12/30 (b)	2,000	1,475
Octagon Investment Partners 30, Ltd.
Series 2017-C-1A, 5.32%, (3M USD LIBOR + 3.50%), 03/17/30 (b)	2,500	1,968
Octagon Investment Partners 31, Ltd.
Series 2017-D-1A, 5.52%, (3M USD LIBOR + 3.70%), 07/22/30 (b)	1,282	1,018
Octagon Investment Partners 33, Ltd.
Series 2017-C-1A, 4.57%, (3M USD LIBOR + 2.75%), 01/21/31 (b) (e)	1,000	725
Series 2017-D-1A, 8.12%, (3M USD LIBOR + 6.30%), 01/21/31 (b) (e)	1,000	583
Octagon Investment Partners 34, Ltd.
Series 2017-DD-1A, 4.32%, (3M USD LIBOR + 2.50%), 01/22/30 (b)	1,000	718
Octagon Investment Partners 37, Ltd.
Series 2018-C-2A, 4.64%, (3M USD LIBOR + 2.85%), 07/25/30 (b)	1,000	707
Octagon Investment Partners XV, Ltd.
Series 2013-DR-1A, 5.52%, (3M USD LIBOR + 3.70%), 07/19/30 (b)	2,500	1,957
Octagon Investment Partners XVI, Ltd.
Series 2013-DR-1A, 4.84%, (3M USD LIBOR + 3.00%), 07/17/30 (b)	500	362
Octagon Investment Partners XXI, Ltd.
Series 2014-CRR-1A, 5.65%, (3M USD LIBOR + 3.95%), 02/17/32 (b)	500	383
OHA Credit Funding 1 LTD
Series 2018-D-1A, 4.87%, (3M USD LIBOR + 3.05%), 10/21/30 (b)	1,000	733
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	3,061	3,006
Option One Mortgage Loan Trust
Series 2005-M3-3, REMIC, 1.71%, (1M USD LIBOR + 0.77%), 08/25/35 (b)	3,700	3,051
Series 2007-2A2-6, REMIC, 1.08%, (1M USD LIBOR + 0.13%), 07/25/37 (b)	871	559
Park Place Securities, Inc.
Series 2005-M2-WCW1, REMIC, 1.65%, (1M USD LIBOR + 0.71%), 05/25/35 (b)	1,273	1,215
Series 2005-M1-WCW3, REMIC, 1.67%, (1M USD LIBOR + 0.72%), 08/25/35 (b)	689	665
Positive Results Property Management LLC
Series 2018-A1-1A, 3.75%, 04/25/23	18,692	17,617
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (m)	3,590	3,347
Prime Mortgage Trust
Series 2004-1A2-CL1, REMIC, 1.35%, (1M USD LIBOR + 0.40%), 02/25/34 (b)	9	8
Primose Funding LLC
Series 2019-A2-1A, 4.48%, 07/30/26	4,988	4,531
Progress Residential Trust
Series 2019-E-SFR4, 3.44%, 10/21/24	7,000	5,689
Race Point VI CLO, Ltd
Series 2015-DR-7A, 5.43%, (3M USD LIBOR + 3.60%), 01/18/28 (b)	1,000	828
RALI Series Trust
Series 2007-1A2-QS7, REMIC, 6.00%, 05/25/37	4,736	4,216
RBSSP Resecuritization Trust
Series 2011-2A1-3, REMIC, 1.88%, (1M USD LIBOR + 0.25%), 02/26/37 (b)	646	624
Renew Financial Group LLC
Series 2017-A-2A, 3.22%, 09/22/53	6,408	6,292
Residential Accredit Loans, Inc.
Series 2006-A21-QA1, REMIC, 4.68%, 01/25/36 (b)	5,943	4,691
Residential Asset Mortgage Products, Inc.
Series 2005-M5-EFC1, REMIC, 1.92%, (1M USD LIBOR + 0.98%), 05/25/35 (b)	12,706	11,732
Residential Asset Securities Corporation
Series 2005-M1-KS1, REMIC, 1.62%, (1M USD LIBOR + 0.68%), 02/25/35 (b)	1,481	1,427
Series 2006-AI3-KS9, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 09/25/36 (b)	2,120	2,000
Series 2006-1A3-EMX9, REMIC, 1.12%, (1M USD LIBOR + 0.17%), 09/25/36 (b)	1,974	1,630
Series 2006-A4-KS7, REMIC, 1.19%, (1M USD LIBOR + 0.24%), 09/25/36 (b)	1,415	1,182
Series 2007-A3-KS1, REMIC, 1.10%, (1M USD LIBOR + 0.15%), 11/25/36 (b)	4,867	4,409
RR 4 Ltd
Series 2018-C-4A, 4.78%, (3M USD LIBOR + 2.95%), 04/15/30 (b) (e)	1,000	744
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	3,000	1,941
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR2, REMIC, 1.92%, (1M USD LIBOR + 0.98%), 03/25/35 (b)	107	105

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2007-A2A-HE1, REMIC, 1.01%, (1M USD LIBOR + 0.06%), 12/25/36 (b)	245	76
Servpro Master Issuer LLC
Series 2019-A2-1A, 3.88%, 10/27/26	3,990	3,836
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.97%, 10/13/48 (b)	31,978	2,526
Short-Term Investments Trust
Series 2018-F-SELF, 3.75%, (1M USD LIBOR + 3.05%), 10/15/20 (b)	5,349	4,194
SLM Student Loan Trust
Series 2008-A-9, 3.29%, (3M USD LIBOR + 1.50%), 04/25/23 (b)	1,378	1,329
SMB Private Education Loan Trust
Series 2018-A2B-B, 1.42%, (1M USD LIBOR + 0.72%), 03/15/28 (b) (e)	3,425	3,062
Sprite Limited
Series 2017-A-1, 4.25%, 12/15/24	2,673	2,009
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	1,464	1,109
Stewart Park CLO, Ltd.
Series 2015-DR-1A, 4.43%, (3M USD LIBOR + 2.60%), 01/15/30 (b)	2,000	1,465
Stichting Babson Euro CLO
Series 2015-DR-IA, 4.42%, (3M USD LIBOR + 2.60%), 01/21/31 (b) (e)	1,280	935
Structured Asset Investment Loan Trust
Series 2006-A4-1, REMIC, 1.26%, (1M USD LIBOR + 0.62%), 01/25/36 (b)	1,850	1,678
Structured Asset Mortgage Investments II Inc.
Series 2005-A3-AR5, REMIC, 1.25%, (1M USD LIBOR + 0.50%), 07/19/35 (b)	175	152
Structured Asset Mortgage Investments II Trust
Series 2007-2A1-AR2, REMIC, 1.21%, (1M USD LIBOR + 0.26%), 03/25/37 (b)	483	246
Structured Asset Mortgage Investments LLC
Series 2002-A1-AR3, REMIC, 1.41%, (1M USD LIBOR + 0.66%), 09/19/32 (b)	10	9
STWD, Ltd.
Series 2019-D-FL1, 3.05%, (1M USD LIBOR + 2.35%), 02/15/25 (b)	4,007	2,901
Sunnova Sol Issuer, LLC
Series 2020-A-1A, 3.35%, 01/30/30 (e) (n)	3,000	2,263
Sunrun Atlas Issuer 2019-2 LLC
Series 2019-A-2, 3.61%, 11/01/27 (n)	2,981	2,629
Symphony CLO XVI Ltd
Series 2015-DR-16A, 4.88%, (3M USD LIBOR + 3.05%), 10/15/31 (b)	1,000	734
Symphony CLO XVII Ltd
Series 2016-DR-17A, 4.48%, (3M USD LIBOR + 2.65%), 04/17/28 (b)	1,000	821
Taconic Park CLO Ltd
Series 2016-CR-1A, 4.31%, (3M USD LIBOR + 3.00%), 01/22/29 (b)	2,000	1,569
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44	4,283	2,994
Tal Advantage V LLC
Series 2013-A-1A, 2.83%, 02/20/23	2,917	2,859
Series 2014-A-1A, 3.51%, 02/20/24	2,037	2,028
Thayer Park CLO Ltd
Series 2017-C-1A, 5.52%, (3M USD LIBOR + 3.70%), 04/20/29 (b)	1,000	813
THL Credit Wind River CLO Ltd
Series 2015-ER-2A, 7.38%, (3M USD LIBOR + 5.55%), 10/15/27 (b)	2,000	1,468
Series 2016-DR-1A, 4.68%, (3M USD LIBOR + 2.85%), 07/17/28 (b)	1,000	808
Series 2018-1, 4.73%, (3M USD LIBOR + 2.90%), 07/15/30 (b)	1,500	1,076
Series 2018-D-2A, 4.83%, (3M USD LIBOR + 3.00%), 07/15/30 (b)	2,000	1,420
Series 2018-1, 7.33%, (3M USD LIBOR + 5.50%), 07/15/30 (b)	500	267
Series 2014-DR-2A, 4.73%, (3M USD LIBOR + 2.90%), 01/15/31 (b)	1,000	731
Series 2014-ER-2A, 7.58%, (3M USD LIBOR + 5.75%), 01/15/31 (b)	1,000	564
Series 2018-D-3A, 4.77%, (3M USD LIBOR + 2.95%), 01/21/31 (b)	1,000	708
Series 2014-DRR-1A, 4.82%, (3M USD LIBOR + 3.00%), 07/18/31 (b)	1,000	704
Thunderbolt Aircraft Lease Limited
Series 2017-A-A, 4.21%, 04/15/24 (e) (m)	3,915	2,860
Toorak Mortgage Corp Ltd
Series 2018-A1-1, REMIC, 4.34%, 04/25/21 (m)	3,250	2,836
Triton Container Finance VI LLC
Series 2018-A-1A, 3.95%, 03/20/43	4,000	4,023
Series 2018-A-2A, 4.19%, 06/20/43	1,650	1,638
U.S. Department of Veterans Affairs
Series 1994-1ZB-3A, REMIC, 6.50%, 09/15/24	84	91
U.S. Small Business Administration
Series 2001-1-20A, 6.29%, 01/01/21	—	—
Series 2003-1-20I, 5.13%, 09/01/23	3	3
Series 2004-1-20F, 5.52%, 06/01/24	51	53
UBS Commercial Mortgage Trust
Series 2017-C-C4, 4.45%, 10/15/27 (b)	3,298	2,906
Series 2018-C-C8, 4.70%, 02/17/28 (b)	3,776	3,357
Series 2017-C-C5, REMIC, 4.32%, 11/17/27 (b)	5,169	4,494
Series 2019-B-C16, REMIC, 4.32%, 03/16/29	7,479	7,038
Series 2019-B-C18, REMIC, 3.68%, 12/17/29	3,659	3,245
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	6,854	6,700
VB-S1 Issuer, LLC
Series 2016-D-1A, 4.46%, 06/15/21	2,000	1,967
Series 2018-C-1A, 3.41%, 02/15/23	2,000	1,705
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (m)	2,595	2,323
Voya CLO Ltd
Series 2014-CR2-1A, 4.62%, (3M USD LIBOR + 2.80%), 04/18/31 (b)	1,000	704
Series 2018-D-2A, 4.58%, (3M USD LIBOR + 2.75%), 07/15/31 (b)	1,000	699
WaMu Asset-Backed Certificates
Series 2004-A5-5, REMIC, 1.51%, (1M USD LIBOR + 0.56%), 09/25/34 (b)	198	178
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3A-AR18, REMIC, 3.69%, 01/25/36 (b)	314	291
Series 2006-3A3-AR8, REMIC, 3.86%, 08/25/36 (b)	1,700	1,454
Series 2007-3A3-HY1, REMIC, 3.66%, 02/25/37 (b)	1,624	1,422
Series 2007-4A1-HY1, REMIC, 3.72%, 02/25/37 (b)	141	121
Series 2007-2A3-HY7, REMIC, 3.61%, 07/25/37 (b)	242	221
Series 2002-1A-AR17, REMIC, 3.17%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 11/25/42 (b)	26	23
Series 2005-A1A1-AR13, REMIC, 1.53%, (1M USD LIBOR + 0.58%), 10/25/45 (b)	47	43
Series 2006-1A-AR9, REMIC, 2.80%, (12M US Federal Reserve Cumulative Average CMT + 0.83%), 11/25/46 (b)	2,053	1,637
Washington Mutual Mortgage Securities Corp.
Series 2002-2A2-AR1, REMIC, 3.27%, 02/25/31 (b)	—	—
Series 2002-1A-AR9, REMIC, 3.37%, (12M US Federal Reserve Cumulative Average CMT + 1.40%), 08/25/42 (b)	44	38
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	2,893	1,897
Wells Fargo Commercial Mortgage Trust
Series 2019-B-C51, 3.84%, 06/15/29	670	596
Series 2016-C-C33, REMIC, 3.90%, 03/17/26	1,550	1,360
Series 2019-B-C49, REMIC, 4.55%, 02/16/29	785	755
Series 2019-B-C50, REMIC, 4.19%, 04/17/29	3,188	2,986
Series 2019-C-C50, REMIC, 4.35%, 04/17/29	3,188	2,586
Interest Only, Series 2018-XA-C43, REMIC, 0.70%, 03/17/51 (b)	74,303	3,118
WFRBS Commercial Mortgage Trust
Series 2014-D-C23, REMIC, 4.00%, 10/17/57	5,789	4,830

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Whitehorse VIII, Ltd.
Series 2014-AR-1A, 2.66%, (3M USD LIBOR + 0.90%), 05/01/26 (b)	2,370	2,335
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28	5,000	2,913
Total Non-U.S. Government Agency Asset-Backed Securities (cost $777,327)		686,100
SENIOR LOAN INTERESTS 2.9%
Information Technology 0.6%
Access CIG, LLC
2018 1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 02/14/25 (b)	383	310
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (b)	478	406
USD 2nd Lien Term Loan , 9.03%, (3M LIBOR + 7.25%), 04/27/25 (b)	200	148
Applied Systems, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 09/06/24 (b) (o)	280	257
2017 1st Lien Term Loan, 4.70%, (3M LIBOR + 3.25%), 09/06/24 (b)	552	507
Ascend Learning, LLC
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/29/24 (b)	597	529
Term Loan, 0.00%, (1M LIBOR + 3.00%), 07/29/24 (b) (o)	235	208
Avaya, Inc.
Term Loan, 0.00%, (1M LIBOR + 4.25%), 12/14/24 (b) (o)	235	199
2018 Term Loan B, 4.95%, (1M LIBOR + 4.25%), 12/14/24 (b)	337	286
Banff Merger Sub Inc
Term Loan, 0.00%, (1M LIBOR + 4.25%), 06/30/25 (b) (o)	325	268
2018 USD Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/30/25 (b)	244	201
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 05/31/25 (b)	528	426
Bright Bidco B.V.
2018 Term Loan B, 5.10%, (6M LIBOR + 3.50%), 06/28/24 (b)	104	38
2018 Term Loan B, 5.44%, (6M LIBOR + 3.50%), 06/28/24 (b)	213	76
Castle US Holding Corporation
Term Loan, 0.00%, (1M LIBOR + 3.75%), 01/23/27 (b) (o)	290	230
USD Term Loan B, 5.35%, (1M LIBOR + 3.75%), 02/28/27 (b)	570	452
Colorado Buyer Inc
Term Loan B, 4.62%, (1M LIBOR + 3.00%), 03/15/24 (b)	376	241
Cvent, Inc.
1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 11/30/24 (b)	515	364
DCert Buyer, Inc.
2019 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 07/31/26 (b)	340	301
Dell International LLC
2019 Term Loan B, 3.61%, (1M LIBOR + 2.00%), 09/11/25 (b)	868	825
Dynatrace LLC
2018 1st Lien Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/08/25 (b)	172	161
Emerald TopCo Inc
Term Loan, 0.00%, (1M LIBOR + 3.50%), 07/16/26 (b) (o)	450	409
Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/16/26 (b)	389	354
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 07/24/24 (b)	230	161
Flexera Software LLC
2018 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 01/24/25 (b)	390	350
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/15/24 (b)	721	685
Hyland Software, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.25%), 07/01/24 (b) (o)	260	240
2018 1st Lien Term Loan, 4.24%, (1M LIBOR + 3.25%), 07/01/24 (b)	435	403
2017 2nd Lien Term Loan, 8.60%, (1M LIBOR + 7.00%), 05/24/25 (b)	143	127
Informatica LLC
Term Loan, 0.00%, (1M LIBOR + 3.25%), 02/19/27 (b) (o)	365	315
2020 USD Term Loan B, 4.86%, (1M LIBOR + 3.25%), 02/19/27 (b)	185	159
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.11%, (3M LIBOR + 4.50%), 11/06/25 (b)	219	173
KBR, Inc.
2020 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/03/27 (b)	275	240
Kronos Incorporated
Term Loan, 0.00%, (3M LIBOR + 3.00%), 11/01/23 (b) (o)	165	150
2017 Term Loan B, 4.76%, (3M LIBOR + 3.00%), 11/01/23 (b)	529	480
Mitchell International, Inc.
2017 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 11/21/24 (b)	434	359
2017 2nd Lien Term Loan, 8.85%, (1M LIBOR + 7.25%), 12/01/25 (b)	100	75
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.02%, (1M LIBOR + 4.50%), 07/13/25 (b)	228	156
NCR Corporation
2019 Term Loan, 4.11%, (1M LIBOR + 2.50%), 04/12/25 (b)	149	134
ON Semiconductor Corporation
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/13/26 (b)	154	144
Presidio, Inc.
2020 Term Loan B, 5.28%, (3M LIBOR + 3.50%), 12/19/26 (b)	85	79
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.38%, (6M LIBOR + 3.50%), 04/26/24 (b)	610	549
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (b)	692	635
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (b)	1,392	1,331
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/21/25 (b)	629	520
Science Applications International Corporation
2020 Incremental Term Loan B, 3.18%, (1M LIBOR + 2.25%), 03/05/27 (b)	305	285
Severin Acquisition, LLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 06/15/25 (b) (o)	350	299
2018 Term Loan B, 4.74%, (3M LIBOR + 3.00%), 06/15/25 (b)	493	422
Solera, LLC
Term Loan, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (b) (o)	60	56
USD Term Loan B, 4.36%, (3M LIBOR + 2.75%), 03/03/23 (b)	527	491
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (b)	829	786
SS&C Technologies Inc.
2018 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 04/16/25 (b)	486	454
Surf Holdings, LLC
USD Term Loan , 4.81%, (3M LIBOR + 3.50%), 01/15/27 (b)	700	619

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Tibco Software Inc.
2020 Term Loan B, 5.11%, (1M LIBOR + 3.75%), 07/03/26 (b)	695	653
2020 2nd Lien Term Loan, 8.66%, (1M LIBOR + 7.25%), 02/14/28 (b)	45	42
Ultimate Software Group Inc(The)
Term Loan, 0.00%, (1M LIBOR + 3.75%), 04/08/26 (b) (o)	325	302
Term Loan B, 4.74%, (1M LIBOR + 3.75%), 04/08/26 (b)	368	342
Vertafore, Inc.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 06/04/25 (b)	399	349
VS Buyer, LLC
Term Loan, 0.00%, (3M LIBOR + 3.25%), 02/19/27 (b) (o)	495	473
Term Loan B, 4.86%, (3M LIBOR + 3.25%), 02/19/27 (b)	200	191
Web.com Group, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (b) (o)	115	94
2018 Term Loan B, 4.95%, (3M LIBOR + 3.75%), 09/17/25 (b)	130	106
		20,625
Communication Services 0.4%
Altice France S.A.
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (b)	692	656
Cengage Learning, Inc.
2016 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/07/23 (b)	592	477
CenturyLink, Inc.
Term Loan, 0.00%, (1M LIBOR + 2.25%), 03/15/27 (b) (o)	395	367
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (b)	314	292
Cincinnati Bell, Inc.
2017 Term Loan, 4.85%, (1M LIBOR + 3.25%), 10/02/24 (b)	222	211
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/08/26 (b)	90	75
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (b)	230	180
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (b)	249	237
2018 Incremental Term Loan, 2.86%, (1M LIBOR + 2.25%), 01/31/26 (b)	173	165
2019 Term Loan B5, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (b)	459	437
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (b)	100	77
Digicel International Finance Limited
2017 Term Loan B, 4.87%, (3M LIBOR + 3.25%), 05/27/24 (b)	197	153
E.W. Scripps Company (The)
2019 Term Loan B2, 4.10%, (1M LIBOR + 2.50%), 05/01/26 (b)	834	788
GoodRx, Inc.
1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 10/10/25 (b)	481	447
Gray Television, Inc.
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (b)	707	655
Greeneden U.S. Holdings II, LLC
Term Loan, 0.00%, (1M LIBOR + 3.25%), 12/01/23 (b) (o)	280	260
2018 USD Term Loan B, 4.24%, (1M LIBOR + 3.25%), 12/01/23 (b)	560	521
GTT Communications, Inc.
2018 USD Term Loan B, 3.74%, (1M LIBOR + 2.75%), 04/27/25 (b)	284	199
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (b)	479	401
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (b)	830	757
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (b)	742	690
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (b)	212	185
Nexstar Broadcasting, Inc.
Term Loan, 0.00%, (1M LIBOR + 2.75%), 06/13/26 (b) (o)	270	250
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (b)	538	499
PUG LLC
USD Term Loan , 5.17%, (1M LIBOR + 3.50%), 01/31/27 (b) (p)	145	123
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (h) (i)	493	368
2020 DIP Term Loan, 7.70%, (1M LIBOR + 7.00%), 12/31/48 (b) (p)	86	80
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 06/20/24 (b)	435	335
Sinclair Television Group Inc.
Term Loan B2B, 3.21%, (1M LIBOR + 2.50%), 07/18/26 (b)	736	692
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (b)	309	67
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (b)	1,371	1,361
Telesat Canada
Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 11/22/26 (b)	549	521
Terrier Media Buyer, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.25%), 10/04/26 (b) (o)	325	287
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (b)	160	141
Uber Technologies, Inc.
2018 Incremental Term Loan, 5.10%, (1M LIBOR + 3.50%), 07/13/23 (b)	30	28
Term Loan, 0.00%, (1M LIBOR + 4.00%), 04/04/25 (b) (o)	305	282
2018 Term Loan , 5.00%, (1M LIBOR + 4.00%), 04/04/25 (b)	297	274
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (b)	138	116
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (b)	740	681
Zayo Group Holdings, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.00%), 02/18/27 (b) (o)	390	367
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (b)	310	291
Ziggo Financing Partnership
USD Term Loan I, 3.20%, (1M LIBOR + 2.50%), 04/17/28 (b)	65	61
		15,054
Consumer Discretionary 0.4%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (b)	862	793
Allied Universal Holdco LLC
Term Loan, 0.00%, (1M LIBOR + 4.25%), 06/18/26 (b) (o)	385	354
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/18/26 (b)	434	399
Alterra Mountain Company
Term Loan B1, 4.35%, (1M LIBOR + 2.75%), 06/28/24 (b)	584	526
American Tire Distributors Holdings, Inc.
2015 Term Loan, 9.10%, (1M LIBOR + 7.50%), 10/01/21 (b)	231	152

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
2015 Term Loan, 9.44%, (3M LIBOR + 7.50%), 10/01/21 (b)	29	19
Aramark Services, Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 03/01/25 (b)	490	456
2019 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 12/04/26 (b)	205	190
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (b)	148	123
Caesars Entertainment Operating Company
Exit Term Loan, 3.60%, (1M LIBOR + 2.00%), 04/03/24 (b)	723	584
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (b)	736	592
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 08/16/24 (b)	283	176
Comet Acquisition, Inc.
Term Loan, 5.11%, (3M LIBOR + 3.50%), 10/23/25 (b)	128	103
Dealer Tire, LLC
2020 Term Loan B, 5.24%, (1M LIBOR + 4.25%), 12/19/25 (b)	60	49
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (b)	724	643
Dhanani Group Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 06/22/25 (b) (p)	238	196
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (b)	294	213
FrontDoor Inc
2018 Term Loan B, 4.12%, (1M LIBOR + 2.50%), 08/16/25 (b)	198	188
Getty Images, Inc.
2019 USD Term Loan B, 6.13%, (1M LIBOR + 4.50%), 02/13/26 (b)	422	334
GOBP Holdings, Inc.
2020 Term Loan B, 3.95%, (3M LIBOR + 2.75%), 10/22/25 (b)	842	777
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (b)	244	189
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (b)	286	222
Hayward Industries, Inc.
1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/04/24 (b)	138	108
IAA, Inc.
Term Loan B, 3.88%, (1M LIBOR + 2.25%), 05/22/26 (b)	131	124
IRB Holding Corp
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (b)	598	460
Jo-Ann Stores, Inc.
2016 Term Loan, 5.99%, (6M LIBOR + 5.00%), 09/29/23 (b)	183	66
KAR Auction Services, Inc.
2019 Term Loan B6, 3.19%, (1M LIBOR + 2.25%), 09/13/26 (b)	168	155
Kestrel Bidco Inc.
Term Loan B, 4.00%, (1M LIBOR + 3.00%), 07/31/26 (b)	399	303
Life Time Fitness Inc
2017 Term Loan B, 4.36%, (3M LIBOR + 2.75%), 06/22/22 (b)	524	385
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 03/15/25 (b)	62	49
Term Loan, 4.85%, (3M LIBOR + 3.25%), 03/15/25 (b)	499	396
Mister Car Wash Holdings, Inc.
2019 Delayed Draw Term Loan, 3.25%, (1M LIBOR + 3.25%), 05/08/26 (b)	6	5
2019 Term Loan B, 3.86%, (1M LIBOR + 3.25%), 05/08/26 (b)	466	382
Motion Finco Sarl
USD Term Loan B1, 4.94%, (3M LIBOR + 3.25%), 10/11/26 (b)	128	102
Delayed Draw Term Loan B2, 4.90%, (3M LIBOR + 3.25%), 10/31/26 (b)	17	13
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (b)	184	167
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (b)	149	121
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 2.25%), 08/15/25 (b)	134	100
PetSmart, Inc.
Consenting Term Loan, 5.00%, (6M LIBOR + 4.00%), 03/11/22 (b)	839	802
Playa Resorts Holding B.V.
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/07/24 (b)	229	155
Scientific Games International, Inc.
2018 Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 08/14/24 (b)	103	83
2018 Term Loan B5, 4.37%, (3M LIBOR + 2.75%), 08/14/24 (b)	424	340
ServiceMaster Company
2019 Term Loan D, 3.38%, (1M LIBOR + 1.75%), 10/31/26 (b)	145	137
SIWF Holdings Inc.
1st Lien Term Loan, 5.85%, (6M LIBOR + 4.25%), 05/25/25 (b)	169	147
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 04/09/26 (b)	462	402
SMG US Midco 2, Inc.
2020 Term Loan, 3.43%, (3M LIBOR + 2.50%), 01/23/25 (b)	427	360
Staples, Inc.
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (b)	273	215
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (b)	581	553
STG-Fairway Holdings, LLC
Term Loan B, 5.10%, (6M LIBOR + 3.50%), 01/22/27 (b)	100	84
Tamko Building Products, LLC
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 05/15/26 (b)	349	325
Travel Leaders Group, LLC
2018 Term Loan B, 4.96%, (1M LIBOR + 4.00%), 01/25/24 (b)	224	168
Wand NewCo 3, Inc.
Term Loan, 0.00%, (6M LIBOR + 3.00%), 02/05/26 (b) (o)	—	—
2020 Term Loan, 4.07%, (6M LIBOR + 3.00%), 02/05/26 (b)	462	411
WHATABRANDS LLC
2020 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 08/02/26 (b)	368	302
		14,698
Health Care 0.4%
Agiliti Health, Inc
Term Loan, 4.62%, (1M LIBOR + 3.00%), 10/18/25 (b) (p)	826	788
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (b)	447	311
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (b)	535	498
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (b)	832	774

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 4.74%, (1M LIBOR + 3.75%), 07/23/25 (b)	448	333
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (b)	173	164
Term Loan B, 3.36%, (1M LIBOR + 2.75%), 11/26/25 (b)	459	434
Catalent Pharma Solutions Inc.
Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 05/10/26 (b)	274	264
Change Healthcare Holdings LLC
Term Loan, 0.00%, (1M LIBOR + 2.50%), 02/03/24 (b) (o)	830	780
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/07/23 (b)	230	203
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/09/25 (b)	698	539
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (b) (o)	235	222
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (b)	457	231
Gentiva Health Services, Inc.
2020 Term Loan, 4.25%, (1M LIBOR + 3.25%), 07/02/25 (b)	836	782
Global Medical Response, Inc.
2018 Term Loan B1, 4.93%, (3M LIBOR + 3.25%), 04/28/22 (b)	497	459
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.68%, (3M LIBOR + 2.00%), 11/15/27 (b)	589	555
HC Group Holdings II, Inc.
Term Loan B, 6.10%, (1M LIBOR + 4.50%), 05/22/26 (b)	534	438
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (1M LIBOR + 1.75%), 01/17/25 (b)	543	490
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (b)	735	700
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.63%, (1M LIBOR + 5.00%), 06/21/25 (b)	356	294
MED ParentCo LP
Term Loan, 0.00%, 08/01/26 (o)	25	20
1st Lien Delayed Draw Term Loan, 5.18%, (1M LIBOR + 4.25%), 08/01/26 (b)	1	1
1st Lien Delayed Draw Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (b)	18	15
1st Lien Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (b)	331	273
1st Lien Delayed Draw Term Loan, 6.19%, (1M LIBOR + 4.25%), 08/01/26 (b)	10	8
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (b)	391	344
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (b)	641	544
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.98%, (3M LIBOR + 4.25%), 06/28/25 (b)	319	261
2018 1st Lien Term Loan B, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (b)	372	305
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (b)	457	422
Rockwood Service Corporation
2020 Term Loan, 5.85%, (3M LIBOR + 4.25%), 12/21/26 (b) (p)	15	13
Sotera Health Holdings, LLC
Term Loan, 0.00%, (1M LIBOR + 4.50%), 11/19/26 (b) (o)	345	299
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 11/19/26 (b)	485	420
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 06/19/25 (b)	838	735
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (b)	239	149
Upstream Newco, Inc.
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 10/21/26 (b) (p)	195	158
Wink Holdco, Inc
1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 11/02/24 (b)	837	702
Zelis Healthcare Corporation
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (b)	135	124
		14,052
Industrials 0.3%
Achilles Acquisition LLC
2018 Term Loan , 5.63%, (1M LIBOR + 4.00%), 10/13/25 (b)	477	415
Advanced Drainage Systems, Inc.
Term Loan B, 3.81%, (1M LIBOR + 2.25%), 09/18/26 (b)	148	136
Amentum Government Services Holdings LLC
Term Loan B, 5.76%, (1M LIBOR + 4.00%), 01/24/27 (b)	95	87
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (b)	117	93
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (b)	132	105
Brookfield WEC Holdings Inc.
2020 Term Loan, 4.60%, (1M LIBOR + 3.00%), 08/01/25 (b)	403	379
Camelot U.S. Acquisition 1 Co.
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 10/31/26 (b)	839	787
Compass Power Generation LLC
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/20/24 (b)	647	577
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 10/25/25 (b)	238	193
Dun & Bradstreet Corporation (The)
Term Loan, 0.00%, (1M LIBOR + 4.00%), 02/01/26 (b) (o)	185	166
Term Loan, 4.96%, (1M LIBOR + 4.00%), 02/06/26 (b)	648	580
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (b)	110	87
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (b)	204	161
EAB Global, Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (b)	699	568
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/16/24 (b)	526	450
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (b)	545	471
Garda World Security Corporation
Term Loan, 0.00%, (3M LIBOR + 4.75%), 10/17/26 (b) (o)	675	634
Gates Global LLC
Term Loan, 0.00%, (1M LIBOR + 2.75%), 04/01/24 (b) (o)	145	125
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (b)	330	315
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.10%, (1M LIBOR + 2.50%), 08/16/23 (b)	225	203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/05/27 (b)	165	154
Lineage Logistics Holdings, LLC
2018 Term Loan , 4.60%, (1M LIBOR + 3.00%), 02/27/25 (b)	129	120
Minotaur Acquisition, Inc.
Term Loan B, 6.60%, (1M LIBOR + 5.00%), 02/27/26 (b)	692	570
NCI Building Systems, Inc.
2018 Term Loan , 4.56%, (1M LIBOR + 3.75%), 04/12/25 (b)	224	190
Pike Corporation
2019 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 07/24/26 (b)	400	370
PODS, LLC
2018 1st Lien Term Loan, 4.41%, (1M LIBOR + 2.75%), 11/21/24 (b)	847	749
Prime Security Services Borrower, LLC
Term Loan, 0.00%, (1M LIBOR + 3.25%), 12/31/22 (b) (o)	275	246
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (b)	348	311
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (b)	691	651
Southern Graphics, Inc.
2018 Term Loan B, 4.85%, (3M LIBOR + 3.25%), 12/31/22 (b)	209	107
Syncreon Group B.V.
2019 First Out Term Loan, 6.60%, (6M LIBOR + 5.00%), 10/01/24 (b)	94	80
2019 Second Out Term Loan, 7.60%, (3M LIBOR + 6.00%), 04/01/25 (b)	168	109
Tempo Acquisition LLC
Term Loan, 0.00%, (1M LIBOR + 2.75%), 04/20/24 (b) (o)	250	223
Term Loan, 3.74%, (1M LIBOR + 2.75%), 04/20/24 (b)	584	520
Titan Acquisition Limited
2018 Term Loan B, 4.60%, (3M LIBOR + 3.00%), 03/16/25 (b)	337	275
TransDigm, Inc.
2020 Term Loan F, 3.24%, (1M LIBOR + 2.25%), 06/09/23 (b)	713	647
USIC Holdings, Inc.
2017 Term Loan B, 4.85%, (1M LIBOR + 3.25%), 12/09/23 (b)	365	306
WP CPP Holdings, LLC
2018 Term Loan , 5.36%, (1M LIBOR + 3.75%), 04/30/25 (b)	1	1
2018 Term Loan , 5.53%, (3M LIBOR + 3.75%), 04/30/25 (b)	561	420
		12,581
Financials 0.3%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (b)	558	491
Alera Group Holdings, Inc.
2018 Term Loan B, 6.10%, (1M LIBOR + 4.00%), 07/26/25 (b)	689	596
AlixPartners, LLP
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (b)	386	368
Alliant Holdings Intermediate, LLC
Term Loan B, 3.86%, (1M LIBOR + 3.25%), 05/10/25 (b)	502	455
AssuredPartners, Inc.
2020 Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/07/20 (b)	714	619
Asurion LLC
Term Loan, 0.00%, (1M LIBOR + 3.00%), 11/03/23 (b) (o)	335	318
2018 Term Loan B6, 4.60%, (1M LIBOR + 3.00%), 11/03/23 (b)	635	603
2017 2nd Lien Term Loan, 8.10%, (1M LIBOR + 6.50%), 08/04/25 (b)	480	438
Blackstone CQP Holdco LP
Term Loan B, 4.62%, (3M LIBOR + 3.50%), 05/29/24 (b)	491	382
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.78%, (3M LIBOR + 3.00%), 10/04/24 (b)	706	605
Deerfield Dakota Holding, LLC
2018 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/04/24 (b)	374	366
Duff & Phelps, LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/05/27 (b) (o) (p)	515	433
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (b)	425	358
Gulf Finance, LLC
Term Loan B, 6.84%, (1M LIBOR + 5.25%), 08/25/23 (b)	271	135
Term Loan B, 7.20%, (3M LIBOR + 5.25%), 08/25/23 (b)	163	81
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (b)	430	351
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 03/20/25 (b)	126	113
RPI 2019 Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (1M LIBOR + 1.75%), 02/07/27 (b)	259	239
RPI Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (3M LIBOR + 1.75%), 02/07/27 (b)	257	236
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 11/06/25 (b)	532	468
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/06/24 (b)	832	771
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.75%), 02/08/23 (b)	537	428
Trans Union, LLC
2019 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 11/13/26 (b)	131	125
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (b)	305	195
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (b)	728	633
UGI Energy Services, LLC
Term Loan B, 5.35%, (1M LIBOR + 3.75%), 08/01/26 (b) (p)	228	193
Victory Capital Holdings, Inc.
2020 Term Loan B, 4.02%, (1M LIBOR + 2.50%), 07/01/26 (b)	174	151
		10,151
Materials 0.2%
Aleris International, Inc.
2018 Term Loan , 6.35%, (1M LIBOR + 4.75%), 04/15/23 (b)	454	403
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (b) (o) (p)	240	216
Avantor Funding, Inc.
USD Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 09/22/24 (b)	207	194
Berry Global, Inc.
Term Loan W, 2.86%, (3M LIBOR + 2.00%), 10/01/22 (b)	75	72
Term Loan Y, 2.86%, (1M LIBOR + 2.00%), 07/01/26 (b)	675	638
Charter NEX US, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/24 (b) (o)	180	156

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Charter NEX US, Inc.
Incremental Term Loan, 4.49%, (1M LIBOR + 3.50%), 05/16/24 (b)	113	98
Cyanco Intermediate Corporation
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 03/07/25 (b)	134	113
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (b)	642	475
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (b)	236	214
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (b)	9	8
2018 Incremental Term Loan, 5.16%, (3M LIBOR + 3.25%), 06/20/25 (b)	240	217
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (b)	283	233
GrafTech Finance, Inc.
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 02/01/25 (b)	432	371
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (b)	214	178
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (b)	395	272
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (b)	186	164
Phoenix Services International, LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 01/29/25 (b)	145	116
Pregis TopCo Corporation
Term Loan, 0.00%, (1M LIBOR + 4.00%), 07/25/26 (b) (o)	160	138
1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 07/25/26 (b)	334	289
Pro Mach Group, Inc.
2018 Term Loan B, 3.68%, (1M LIBOR + 2.75%), 03/07/25 (b)	271	216
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (b)	442	348
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (b)	1	1
2018 2nd Lien Term Loan, 10.11%, (3M LIBOR + 8.50%), 06/18/26 (b)	25	17
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (b)	232	207
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.60%, (3M LIBOR + 3.25%), 10/05/24 (b)	239	196
Univar Solutions Inc.
2019 USD Term Loan B5, 3.60%, (3M LIBOR + 2.00%), 11/08/26 (b)	95	82
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 10/20/24 (b)	139	103
2017 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 10/20/24 (b)	128	94
		5,829
Consumer Staples 0.1%
BellRing Brands, LLC
Term Loan, 0.00%, (1M LIBOR + 5.00%), 10/10/24 (b) (o)	165	154
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 10/10/24 (b)	109	101
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.05%, (1M LIBOR + 2.25%), 01/26/24 (b)	455	434
CHG PPC Parent LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/16/25 (b)	695	618
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.87%, (3M LIBOR + 4.00%), 07/22/20 (b)	381	310
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (b)	290	275
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.69%), 05/17/25 (b)	344	285
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (b)	713	663
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (1M LIBOR + 4.00%), 08/26/22 (b)	468	416
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (b)	190	178
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (3M LIBOR + 4.25%), 07/12/26 (b)	130	116
United Natural Foods, Inc.
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 10/22/25 (b)	224	191
US Foods, Inc.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 08/14/26 (b)	726	660
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (b)	831	781
		5,182
Energy 0.1%
American Airlines, Inc.
2017 1st Lien Term Loan, 2.69%, (1M LIBOR + 1.75%), 10/10/21 (b)	95	77
2017 Incremental Term Loan, 2.70%, (1M LIBOR + 2.00%), 12/14/23 (b)	544	427
Brazos Delaware II, LLC
Term Loan B, 4.92%, (1M LIBOR + 4.00%), 05/16/25 (b)	464	234
Buckeye Partners, L.P.
2019 Term Loan B, 4.27%, (1M LIBOR + 2.75%), 10/10/26 (b)	560	511
Covia Holdings Corporation
Term Loan, 5.87%, (3M LIBOR + 4.00%), 05/17/25 (b)	215	96
EG America LLC
2018 USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 06/30/25 (b)	235	170
ExGen Renewables IV, LLC
Term Loan B, 4.62%, (3M LIBOR + 3.00%), 11/15/24 (b)	121	108
Foresight Energy, LLC
2020 DIP New Money Term Loan, 13.00%, (3M LIBOR + 11.00%), 09/10/20 (b) (p)	63	61
2017 1st Lien Term Loan, 0.00%, 03/16/22 (h) (i)	657	85
Frontera Generation Holdings LLC
2018 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/25/25 (b)	223	162
Gavilan Resources, LLC
2nd Lien Term Loan, 6.99%, (1M LIBOR + 6.00%), 02/24/24 (b)	185	17
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (b)	439	263
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 01/31/25 (b)	456	252
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, 04/04/25 (h) (i)	158	45
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 02/28/25 (b)	274	227

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Prairie ECI Acquiror LP
Term Loan B, 6.20%, (3M LIBOR + 4.75%), 03/07/26 (b)	197	101
		2,836
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/18/26 (b)	256	225
Forest City Enterprises, L.P.
2019 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/13/25 (b) (p)	523	445
Iron Mountain, Inc.
2018 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/02/26 (b)	736	692
VICI Properties 1 LLC
Replacement Term Loan B, 2.67%, (1M LIBOR + 1.75%), 12/13/24 (b)	730	669
		2,031
Utilities 0.0%
Calpine Corporation
Term Loan B9, 3.24%, (1M LIBOR + 2.25%), 03/22/26 (b)	985	933
2019 Term Loan B10, 2.99%, (1M LIBOR + 2.00%), 08/02/26 (b)	55	51
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (b)	170	161
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (b)	710	672
		1,817
Total Senior Loan Interests (cost $120,999)		104,856
COMMON STOCKS 0.0%
Energy 0.0%
Weatherford International Public Limited Company (h)	3	19
Total Common Stocks (cost $259)		19
OTHER EQUITY INTERESTS 0.0%
General Motors Company (h) (p) (q)	128	—
T-Mobile USA, Inc. (h) (p) (q)	375	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (r) (s)	47,842	47,842
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (r) (s)	38,219	38,219
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.41%, 09/10/20 (t)	2,050	2,049
1.56%, 11/05/20 (a) (t)	1,290	1,289
		3,338
Total Short Term Investments (cost $89,375)		89,399
Total Investments 100.6% (cost $3,696,002)		3,620,575
Other Derivative Instruments 0.0%		127
Other Assets and Liabilities, Net (0.6)%		(21,129)
Total Net Assets 100.0%		3,599,573

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $297,487 and 8.3% of the Fund.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) Perpetual security. Next contractual call date presented, if applicable.

(h) Non-income producing security.

(i) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Convertible security.

(k) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(n) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(r) Investment in affiliate.

(s) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(t) The coupon rate represents the yield to maturity.

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	2,126	1,947	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	304	251	—
Adecoagro S.A., 6.00%, 09/21/27	04/05/19	143	118	—
Aeropuerto Internacional de Tocumen, S.A., 5.63%, 05/18/36	02/05/19	206	206	—
AES Gener S.A., 5.00%, 07/14/25	12/19/19	936	795	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,044	773	—
AES Gener S.A., 6.35%, 10/07/79	12/09/19	1,421	1,101	—
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/23/19	887	670	—
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	413	337	—
Assembleia da Republica, 2.20%, 10/17/22	11/08/17	5,163	4,990	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Assembleia da Republica, 2.88%, 10/15/25	11/08/17	4,741	4,701	0.1
Assembleia da Republica, 1.95%, 06/15/29	07/09/19	1,154	1,095	—
Axiata SPV2 Berhad, 3.47%, 11/19/20	09/26/17	1,006	1,009	—
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	12/05/19	2,555	2,293	0.1
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	1,364	1,318	—
Banco de Bogota S.A., 5.38%, 02/19/23	12/03/19	1,164	1,075	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	07/26/18	1,172	1,111	—
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/29/18	4,568	4,290	0.1
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 05/08/17	07/10/15	5,090	811	—
Banco Espirito Santo, S.A. - Em Liquidacao, 0.00%, 01/21/19	12/09/15	1,852	317	—
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/25/19	2,022	1,850	0.1
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	2,836	1,861	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	2,223	1,806	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	602	451	—
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	3,960	3,040	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	851	731	—
Banco Nacional de Desenvolvimento Economico e Social, 4.75%, 05/09/24	12/10/19	318	277	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	188	181	—
BBVA Bancomer, S.A., 5.13%, 01/18/33	07/09/18	5,949	5,367	0.2
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	4,991	4,918	0.1
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	631	564	—
Bundesrepublik Deutschland, 0.00%, 08/15/26	09/29/17	2,543	2,523	0.1
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	06/19/18	4,926	4,386	0.1
Canacol Energy Ltd., 7.25%, 05/03/25	06/14/18	4,008	3,362	0.1
Celeo Redes Operacion Chile S.A., 5.20%, 06/22/47	10/10/17	600	596	—
CEMEX S.A.B. de C.V., 6.13%, 05/05/25	02/11/20	1,136	935	—
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/18/20	433	352	—
China National Petroleum Corporation, 3.95%, 04/19/22	09/26/17	513	515	—
CIMB Bank Berhad, 2.66%, 10/09/24	11/26/19	1,205	1,148	—
CNOOC Finance (2002) Limited, 3.88%, 05/02/22	10/05/17	3,065	3,088	0.1
Comcel Trust, 6.88%, 02/06/24	06/06/18	1,424	1,377	0.1
Cometa Energia SA de CV, 6.38%, 04/24/35	07/26/18	4,950	4,732	0.1
Commonwealth of Australia, 3.25%, 04/21/25	09/27/17	4,203	3,656	0.1
Continental Senior Trust, 5.50%, 11/18/20	09/28/17	4,591	4,476	0.1
Controladora Mabe, S.A. de C.V., 5.60%, 10/23/28	01/09/19	967	945	—
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	1,960	1,490	0.1
CSN Islands XII Corp, 7.00%, callable at 100 beginning 06/23/20	01/07/19	1,756	1,215	—
CSN Resources S.A., 7.63%, 02/13/23	01/24/19	587	414	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	09/26/17	4,971	4,600	0.1
DBS Group Holdings Ltd, 4.52%, 12/11/28	09/25/19	528	522	—
El Puerto De Liverpool, S.A.B. De C.V., 3.95%, 10/02/24	09/27/19	3,071	2,764	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	07/12/18	4,119	3,653	0.1
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	532	501	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	1,230	1,178	—
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	2,619	1,921	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	1,678	1,534	0.1
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	1,457	1,397	0.1
Ena Norte SA, 4.95%, 04/25/23	10/24/17	1,348	1,302	—
Energuate Trust, 5.88%, 05/03/27	07/10/18	956	964	—
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	526	485	—
Estado Espanol, 1.60%, 04/30/25	09/28/17	3,374	3,229	0.1
Export-Import Bank of Thailand, 2.59%, 11/20/23	07/18/19	1,007	975	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/25	09/28/17	2,686	2,600	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	09/29/17	6,126	5,997	0.2
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.90%, 06/22/29	07/09/19	206	203	—
Fermaca Enterprises S. de R.L. de C.V., 6.38%, 03/30/38	09/27/17	4,767	4,330	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	747	700	—
Geopark Limited, 6.50%, 09/21/24	05/25/18	4,627	2,667	0.1
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	1,466	1,312	—
Global Bank Corporation, 4.50%, 10/20/21	09/30/19	102	98	—
Globo Comunicacao e Participacoes S.A., 4.84%, 06/08/25	02/03/20	417	353	—
GNL Quintero S.A, 4.63%, 07/31/29	11/08/17	3,421	3,256	0.1
Gohl Capital Limited, 4.25%, 01/24/27	01/30/19	4,691	3,936	0.1
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	3,285	884	—
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	02/07/20	521	477	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	1,458	1,398	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/26/17	1,037	992	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	11/03/17	2,794	2,513	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/DoubleLine Core Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Inkia Energy Limited, 5.88%, 11/09/27	10/02/18	288	262	—
Inversiones CMPC S.A., 4.50%, 04/25/22	09/26/17	1,022	977	—
Inversiones CMPC S.A., 4.75%, 09/15/24	09/26/19	1,065	974	—
Ireland, Government of, 1.00%, 05/15/26	09/27/17	3,920	3,867	0.1
Ireland, Government of, 0.90%, 05/15/28	07/02/18	2,471	2,479	0.1
Itau Unibanco Holding S.A., 6.50%, callable at 100 beginning 03/19/23	06/08/18	2,601	2,551	0.1
JSL Europe SA, 7.75%, 07/26/24	01/24/19	3,489	2,603	0.1
LATAM Finance Limited, 6.88%, 04/11/24	06/06/18	1,929	765	—
Lima Metro Line 2 Finance Ltd, 5.88%, 07/05/34	10/24/17	2,085	2,029	0.1
Malayan Banking Berhad, 2.49%, 08/16/24	10/09/19	503	470	—
Malayan Banking Berhad, 3.91%, 10/29/26	10/03/17	4,053	4,090	0.1
Malaysia Sovereign Sukuk Berhad, 3.04%, 04/22/25	10/02/17	4,523	4,784	0.1
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	07/10/18	375	338	—
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	06/06/18	5,429	5,030	0.2
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	07/16/18	1,189	1,167	—
Millicom International Cellular SA, 6.00%, 03/15/25	08/23/18	505	460	—
Millicom International Cellular SA, 6.63%, 10/15/26	01/23/19	1,021	945	—
Millicom International Cellular SA, 5.13%, 01/15/28	02/11/19	480	436	—
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	2,606	2,468	0.1
Minejesa Capital B.V., 5.63%, 08/10/37	03/12/19	978	880	—
Minerva Luxembourg S.A., 6.50%, 09/20/26	06/25/18	1,874	1,827	0.1
Minerva Luxembourg S.A., 5.88%, 01/19/28	06/07/18	2,174	2,124	0.1
Multibank, Inc., 4.38%, 11/09/22	09/25/19	717	647	—
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	202	189	—
ONGC Videsh Limited, 4.63%, 07/15/24	07/25/18	2,814	2,661	0.1
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	10/16/17	2,001	1,942	0.1
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/24/19	466	447	—
Orbia Advance Corporation, S.A.B. de C.V., 4.88%, 09/19/22	09/25/19	3,342	3,054	0.1
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	10/23/19	256	248	—
Pampa Energia S.A., 7.50%, 01/24/27	05/30/18	3,813	2,592	0.1
PT Pertamina (Persero), 4.30%, 05/20/23	09/26/19	1,886	1,786	0.1
Radiant Access Limited, 4.60%, callable at 100 beginning 05/18/20	06/26/19	779	749	—
Reliance Holding USA, Inc., 5.40%, 02/14/22	09/26/17	3,082	3,012	0.1
Republique Francaise Presidence, 0.25%, 11/25/26	03/16/18	3,433	3,354	0.1
Republique Francaise Presidence, 1.00%, 05/25/27	10/03/17	3,258	3,217	0.1
Republique Francaise Presidence, 0.00%, 11/25/29	02/25/20	4,347	4,305	0.1
S.A.C.I. Falabella, 3.75%, 04/30/23	11/27/17	3,790	3,467	0.1
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	702	648	—
Sinopec Group Overseas Development (2016) Limited, 2.75%, 05/03/21	09/26/17	1,504	1,507	0.1
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/15/19	397	386	—
SPARC Limited, 0.00%, 12/05/22	09/25/17	5,568	5,349	0.2
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	3,338	3,062	0.1
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	3,051	458	—
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	4,517	4,015	0.1
Tecila Sociedad Anonima, 8.50%, 07/28/25	05/30/18	2,600	1,310	—
Tecila Sociedad Anonima, 6.95%, 07/21/27	06/07/18	1,328	719	—
Transelec S.A., 4.63%, 07/26/23	09/28/17	1,368	1,314	—
Transportadora de Gas del Sur S.A., 6.75%, 05/02/25	03/06/20	389	321	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	4,230	3,082	0.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	01/10/19	433	310	—
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	1,002	955	—
UPL Corporation Limited, 4.50%, 03/08/28	03/14/19	684	648	—
Vedanta Resources Limited, 6.13%, 08/09/24	06/14/18	4,870	1,934	0.1
VTR GlobalCom S.p.A., 6.88%, 01/15/24	07/10/18	4,529	4,071	0.1
		285,790	245,490	6.8

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Core Fixed Income Fund
MED ParentCo LP - 1st Lien Delayed Draw Term Loan	29	(5)
	29	(5)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/DoubleLine Core Fixed Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/AUD	ANZ	04/01/20	AUD	(4,270)	(2,622)	(52)
USD/MXN	CIT	04/01/20	MXN	(51,920)	(2,195)	79
USD/MXN	SSB	04/01/20	MXN	(60,260)	(2,547)	95
USD/NZD	ANZ	04/01/20	NZD	(4,460)	(2,655)	5
					(10,019)	127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Emerging Markets Fixed Income Fund
CORPORATE BONDS AND NOTES 88.3%
Mexico 14.0%
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (a) (b)	1,800	1,454
7.50%, (callable at 100 beginning 06/27/29) (a) (b) (c)	1,500	1,128
7.50%, (callable at 100 beginning 06/27/29) (a) (d)	300	226
7.63%, (callable at 100 beginning 01/06/28) (a) (b)	6,800	5,168
5.75%, 10/04/31 (b) (c) (e)	2,200	1,788
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (b) (e)	800	737
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (d)	3,700	3,432
BBVA Bancomer, S.A.
5.35%, 11/12/29 (b)	700	634
5.13%, 01/18/33 (b) (c)	10,700	8,834
5.88%, 09/13/34 (d)	600	487
Braskem Idesa, S.A.P.I.
7.45%, 11/15/29 (d)	1,800	1,242
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (b)	6,300	5,552
Cometa Energia SA de CV
6.38%, 04/24/35 (b)	10,242	9,438
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.13%, (callable at 100 beginning 11/29/22) (a) (b) (f)	3,950	2,943
9.50%, 02/07/26 (c) (d)	3,200	2,470
Docuformas, S.A.P.I. de C.V.
10.25%, 07/24/24 (d)	2,400	1,680
El Puerto De Liverpool, S.A.B. De C.V.
3.95%, 10/02/24 (b)	5,000	4,606
Fresnillo PLC
5.50%, 11/13/23 (b)	3,300	3,244
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (a) (b)	9,000	8,390
Grupo Idesa, S.A. de C.V.
7.88%, 12/18/20 (b)	1,200	544
Mexico Generadora De Energia, S. De R.L. De C.V.
5.50%, 12/06/32 (b)	2,379	2,256
Operadora de Servicios Mega SA de CV SOFOM ER.
8.25%, 02/11/25 (d)	2,700	1,813
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
8.88%, (callable at 100 beginning 01/29/25) (a) (b)	8,350	5,594
7.38%, 02/12/26 (b)	600	372
		74,032
Brazil 11.8%
Banco Bradesco S.A.
5.75%, 03/01/22 (b) (c)	2,400	2,432
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (a) (b)	9,900	7,722
BTG Pactual Holding S.A.
7.75%, 02/15/29 (d)	7,700	6,443
Cosan Overseas Limited
8.25%, (callable at 100 beginning 08/05/20) (a) (b)	2,500	2,200
CSN Islands XII Corp
7.00%, (callable at 100 beginning 06/23/20) (a) (b)	3,050	1,765
6.75%, 01/28/28 (d)	4,400	2,840
CSN Resources S.A.
7.63%, 02/13/23 (b)	1,600	1,104
7.63%, 04/17/26 (d)	3,400	2,244
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (b) (c) (g)	1,500	1,326
4.88%, 01/22/30 (d)	2,300	2,009
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (a) (d)	2,000	1,659
6.13%, (callable at 100 beginning 12/12/22) (a) (b)	1,900	1,767
6.50%, (callable at 100 beginning 03/19/23) (a) (b) (c)	2,300	2,174
JBS Investments GmbH
6.25%, 02/05/23 (b)	764	760
JSL Europe SA
7.75%, 07/26/24 (b)	5,650	4,202
Marb Bondco PLC
7.00%, 03/15/24 (d)	800	721
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (b)	3,600	3,199
6.88%, 01/19/25 (b)	3,700	3,265
Minerva Luxembourg S.A.
6.50%, 09/20/26 (b)	5,800	5,300
5.88%, 01/19/28 (b) (c)	3,400	3,009
NBM US Holdings Inc
7.00%, 05/14/26 (d)	700	632
Petrobras Global Finance B.V.
5.75%, 02/01/29 (c)	5,500	5,189
6.90%, 03/19/49	750	730
		62,692
Chile 10.4%
AES Gener S.A.
5.00%, 07/14/25 (b)	900	795
7.13%, 03/26/79 (d)	4,300	3,323
7.13%, 03/26/79 (b)	1,400	1,082
6.35%, 10/07/79 (b)	4,100	3,224
6.35%, 10/07/79 (d)	2,000	1,573
Celulosa Arauco y Constitucion S.A.
5.50%, 04/30/49 (d)	2,000	1,619
Embotelladora Andina S.A
5.00%, 10/01/23 (b)	4,500	4,509
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (b)	2,395	2,277
Empresa Electrica Guacolda S.A.
4.56%, 04/30/25 (b)	4,000	2,759
Empresa Nacional de Telecomunicaciones S.A.
4.88%, 10/30/24 (b)	2,300	2,205
4.75%, 08/01/26 (b)	3,000	2,794
Engie Energia Chile S.A.
4.50%, 01/29/25 (b)	800	776
GNL Quintero S.A
4.63%, 07/31/29 (b)	1,400	1,381
Inversiones CMPC S.A.
4.75%, 09/15/24 (b)	4,000	3,897
LATAM Airlines Group S.A.
7.00%, 03/01/26 (d)	2,900	1,319
LATAM Finance Limited
6.88%, 04/11/24 (b)	3,400	1,369
S.A.C.I. Falabella
3.75%, 04/30/23 (b) (c)	8,600	8,058
Sociedad Quimica Y Minera De Chile S.A.
4.38%, 01/28/25 (b)	369	356
Transelec S.A.
4.63%, 07/26/23 (b)	2,295	2,320
4.25%, 01/14/25 (b)	500	480
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (b) (c)	9,100	8,310
6.88%, 01/15/24 (d)	898	820
		55,246
Colombia 9.4%
Banco Bilbao Vizcaya Argentaria Colombia S.A
4.88%, 04/21/25 (b)	2,500	2,388
Banco de Bogota S.A.
5.38%, 02/19/23 (b)	600	587
Banco GNB Sudameris S.A.
6.50%, 04/03/27 (b)	800	818
Bancolombia SA
4.88%, 10/18/27 (c)	8,850	8,021

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Canacol Energy Ltd.
7.25%, 05/03/25 (b) (c)	7,600	6,232
7.25%, 05/03/25 (d)	800	662
Ecopetrol S.A.
5.88%, 09/18/23	1,000	990
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (d)	800	675
Fideicomiso Patrimonio Autonomo Panamericana
8.25%, 01/15/35 (b)	1,000	1,000
Geopark Limited
6.50%, 09/21/24 (b)	7,000	3,972
5.50%, 01/17/27 (d)	1,300	657
Gilex Holding SARL
8.50%, 05/02/23 (b)	800	724
8.50%, 05/02/23 (d)	2,200	1,990
Gran Tierra Energy International Holdings Ltd
6.25%, 02/15/25 (b)	6,400	1,664
6.25%, 02/15/25 (d)	300	80
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	6,200	5,919
Millicom International Cellular SA
6.00%, 03/15/25 (b)	1,995	1,835
6.63%, 10/15/26 (d)	600	567
6.63%, 10/15/26 (b)	200	189
5.13%, 01/15/28 (b)	6,200	5,402
6.25%, 03/25/29 (d)	3,000	2,740
Oleoducto Central S.A.
4.00%, 05/07/21 (b)	200	189
SURA Asset Management SA
4.88%, 04/17/24 (b)	2,300	2,245
		49,546
India 6.3%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (b)	3,000	2,782
3.38%, 07/24/24 (b)	1,400	1,173
Bharat Petroleum Corporation Limited
4.00%, 05/08/25 (b)	800	753
Indian Oil Corporation Limited
5.63%, 08/02/21 (b)	200	198
5.75%, 08/01/23 (b)	8,300	8,054
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (a) (d)	1,700	1,330
ONGC Videsh Vankorneft Pte. Ltd.
3.75%, 07/27/26 (b)	10,000	9,070
UPL Corporation Limited
3.25%, 10/13/21 (b)	6,000	5,730
Vedanta Resources Finance II PLC
9.25%, 04/23/26 (d)	2,200	858
Vedanta Resources Limited
7.13%, 05/31/23 (b)	2,000	778
6.13%, 08/09/24 (b)	6,500	2,373
		33,099
Panama 4.5%
Banistmo S.A.
3.65%, 09/19/22 (b)	5,000	4,647
3.65%, 09/19/22 (d)	1,600	1,494
Cable Onda, S.A.
4.50%, 01/30/30 (d)	600	529
Empresa De Transmision Electrica, S.A.
5.13%, 05/02/49 (d)	2,700	2,709
Ena Norte SA
4.95%, 04/25/23 (b)	5,594	5,552
Global Bank Corporation
4.50%, 10/20/21 (b) (c)	5,800	5,682
4.50%, 10/20/21 (d)	200	195
5.25%, 04/16/29 (d)	1,900	1,850
Multibank, Inc.
4.38%, 11/09/22 (b)	1,100	1,017
		23,675
United States of America 4.4%
Andina Acquisition Corporation
8.20%, 01/31/22 (b)	600	506
Freeport-McMoRan Inc.
5.40%, 11/14/34	6,800	6,245
5.45%, 03/15/43	4,000	3,583
JBS Investments II GmbH
7.00%, 01/15/26 (d)	1,900	1,901
Radiant Access Limited
4.60%, (callable at 100 beginning 05/18/20) (a) (b)	3,950	3,698
Reliance Holding USA, Inc.
5.40%, 02/14/22 (b)	7,350	7,504
		23,437
Singapore 4.3%
BPRL International Singapore PTE. Ltd.
4.38%, 01/18/27 (b)	1,000	914
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (a) (b)	14,100	12,972
Medco Bell PTE. LTD.
6.38%, 01/30/27 (d)	1,400	815
United Overseas Bank Limited
3.88%, (callable at 100 beginning 10/19/23) (a)	8,100	7,705
3.50%, 09/16/26 (b) (e)	500	493
		22,899
Peru 3.9%
Banco Internacional Del Peru S.A.A. – Interbank
3.38%, 01/18/23 (b) (c)	3,180	2,941
Inkia Energy Limited
5.88%, 11/09/27 (b)	6,000	5,235
Nexa Resources S.A.
5.38%, 05/04/27 (b)	1,000	756
Orazul Energy Egenor S. Enc. Por A.
5.63%, 04/28/27 (b) (c)	2,100	1,878
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (b)	7,620	7,260
Transportadora de Gas del Peru S.A.
4.25%, 04/30/28 (b)	3,000	2,697
		20,767
Malaysia 3.3%
CIMB Bank Berhad
2.66%, (3M USD LIBOR + 0.78%), 10/09/24 (b) (e)	500	478
Gohl Capital Limited
4.25%, 01/24/27 (b)	10,500	8,610
Malayan Banking Berhad
2.49%, (3M USD LIBOR + 0.80%), 08/16/24 (b) (e)	5,400	5,077
3.91%, 10/29/26 (b) (e)	3,000	3,067
TNB Global Ventures Capital Berhad
3.24%, 10/19/26 (b)	200	205
		17,437
Indonesia 2.8%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (d)	4,230	4,142
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	3,850	3,493
5.63%, 08/10/37 (b)	2,900	2,552
Star Energy Geothermal (Wayang Windu) Limited
6.75%, 04/24/33 (b)	5,106	4,656
6.75%, 04/24/33 (d)	184	168
		15,011
Argentina 2.3%
Adecoagro S.A.
6.00%, 09/21/27 (b)	250	196
Banco Macro S.A.
6.75%, 11/04/26 (b) (e)	4,800	2,882
6.75%, 11/04/26 (d)	1,000	602
Pampa Energia S.A.
7.50%, 01/24/27 (b)	7,250	4,640
9.13%, 04/15/29 (b)	150	96
Stoneway Capital Corporation
0.00%, 03/01/27 (b) (h) (i)	4,649	697
Tecila Sociedad Anonima
8.50%, 07/28/25 (b)	4,796	2,465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
6.95%, 07/21/27 (b)	1,250	642
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (b)	250	178
		12,398
Ireland 1.9%
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (d)	3,000	2,661
6.88%, 09/15/27 (b)	8,500	7,310
		9,971
China 1.7%
CNOOC Limited
3.00%, 05/09/23	3,000	3,059
Sinopec Group Overseas Development (2017) Limited
3.63%, 04/12/27 (d)	5,500	5,920
		8,979
Dominican Republic 1.3%
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (b)	2,244	2,154
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (b)	5,400	4,914
		7,068
Cayman Islands 1.3%
Sparc EM SPC
0.00%, 12/05/22 (d) (j)	3,488	3,198
SPARC Limited
0.00%, 12/05/22 (b) (j)	3,805	3,488
		6,686
Switzerland 1.2%
Syngenta Finance N.V.
5.68%, 04/24/48 (b) (f)	7,462	6,100
5.68%, 04/24/48 (d)	388	311
		6,411
Guatemala 0.7%
Comcel Trust
6.88%, 02/06/24 (b) (c)	1,800	1,771
Energuate Trust
5.88%, 05/03/27 (b)	1,000	964
5.88%, 05/03/27 (d)	800	770
Industrial Senior Trust
5.50%, 11/01/22 (b)	350	324
		3,829
Netherlands 0.6%
Petrobras Global Finance B.V.
7.25%, 03/17/44	1,600	1,615
Premier Health Group Inc.
7.95%, 05/11/26 (d)	1,500	1,396
		3,011
Austria 0.6%
JBS Investments II GmbH
5.75%, 01/15/28 (d)	3,100	3,008
Paraguay 0.4%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (d)	2,400	2,168
Philippines 0.4%
BDO Unibank, Inc.
2.95%, 03/06/23 (b)	2,000	1,967
Spain 0.4%
AI Candelaria (Spain) SL.
7.50%, 12/15/28 (b)	1,987	1,480
7.50%, 12/15/28 (d)	550	410
		1,890
Israel 0.3%
Delek & Avner (Tamar Bond) Ltd
5.08%, 12/30/23 (d)	600	586
5.41%, 12/30/25 (d)	1,095	1,023
		1,609
Jamaica 0.1%
Digicel Group Limited
9.13%, 04/01/24 (d) (k)	5,072	543
Total Corporate Bonds And Notes (cost $549,304)		467,379
GOVERNMENT AND AGENCY OBLIGATIONS 1.4%
Dominican Republic 1.0%
Presidencia de la Republica Dominicana
4.50%, 01/30/30 (d)	5,500	4,620
6.40%, 06/05/49 (d)	750	653
		5,273
Panama 0.2%
Government of the Republic of Panama
4.00%, 09/22/24	1,000	1,030
Thailand 0.1%
Export-Import Bank of Thailand
2.59%, (3M USD LIBOR + 0.90%), 11/20/23 (b) (e)	473	461
Colombia 0.1%
Presidencia de la Republica de Colombia
5.20%, 05/15/49	400	412
Total Government And Agency Obligations (cost $8,120)		7,176
SHORT TERM INVESTMENTS 10.5%
Investment Companies 8.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (l) (m)	44,431	44,431
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (l) (m)	11,208	11,208
Total Short Term Investments (cost $55,639)		55,639
Total Investments 100.2% (cost $613,063)		530,194
Other Assets and Liabilities, Net (0.2)%		(943)
Total Net Assets 100.0%		529,251

(a) Perpetual security. Next contractual call date presented, if applicable.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2020.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $87,783 and 16.6% of the Fund.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(h) Non-income producing security.

(i) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

as of March 31, 2020.

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	09/28/17	3,037	2,782	0.5
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/13/20	1,419	1,173	0.2
Adecoagro S.A., 6.00%, 09/21/27	04/05/19	238	196	—
AES Gener S.A., 5.00%, 07/14/25	12/19/19	936	795	0.2
AES Gener S.A., 7.13%, 03/26/79	05/07/19	1,456	1,082	0.2
AES Gener S.A., 6.35%, 10/07/79	11/18/19	4,114	3,224	0.6
AI Candelaria (Spain) SL., 7.50%, 12/15/28	01/17/19	1,956	1,480	0.3
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	619	506	0.1
Banco Bilbao Vizcaya Argentaria Colombia S.A, 4.88%, 04/21/25	07/13/18	2,628	2,388	0.5
Banco Bradesco S.A., 5.75%, 03/01/22	11/21/19	2,517	2,432	0.5
Banco de Bogota S.A., 5.38%, 02/19/23	12/03/19	629	587	0.1
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	05/04/16	2,254	2,154	0.4
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	05/24/18	8,036	7,722	1.5
Banco GNB Sudameris S.A., 6.50%, 04/03/27	09/06/18	807	818	0.2
Banco Internacional Del Peru S.A.A. – Interbank, 3.38%, 01/18/23	09/26/19	3,216	2,941	0.6
Banco Macro S.A., 6.75%, 11/04/26	06/05/18	4,440	2,882	0.5
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	06/27/18	1,802	1,454	0.3
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.50%, callable at 100 beginning 06/27/29	09/25/19	1,505	1,128	0.2
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 7.63%, callable at 100 beginning 01/06/28	07/05/18	6,739	5,168	1.0
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 5.75%, 10/04/31	06/27/18	2,075	1,788	0.3
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	07/10/19	807	737	0.1
Banistmo S.A., 3.65%, 09/19/22	09/25/19	5,038	4,647	0.9
BBVA Bancomer, S.A., 5.35%, 11/12/29	06/27/18	670	634	0.1
BBVA Bancomer, S.A., 5.13%, 01/18/33	06/21/18	9,789	8,834	1.7
BDO Unibank, Inc., 2.95%, 03/06/23	10/17/17	1,997	1,967	0.4
Bharat Petroleum Corporation Limited, 4.00%, 05/08/25	10/08/19	841	753	0.1
BPRL International Singapore PTE. Ltd., 4.38%, 01/18/27	04/25/17	1,023	914	0.2
C&W Senior Financing Designated Activity Company, 6.88%, 09/15/27	06/19/18	8,237	7,310	1.4
Canacol Energy Ltd., 7.25%, 05/03/25	06/20/18	7,434	6,232	1.2
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/18/20	6,815	5,552	1.0
CIMB Bank Berhad, 2.66%, 10/09/24	12/03/19	502	478	0.1
Comcel Trust, 6.88%, 02/06/24	08/21/18	1,834	1,771	0.3
Cometa Energia SA de CV, 6.38%, 04/24/35	07/20/18	10,003	9,438	1.8
Cosan Overseas Limited, 8.25%, callable at 100 beginning 08/05/20	04/25/16	2,307	2,200	0.4
Credito Real, S.A.B. De C.V. SOFOM E.N.R., 9.13%, callable at 100 beginning 11/29/22	07/23/18	3,871	2,943	0.6
CSN Islands XII Corp, 7.00%, callable at 100 beginning 06/23/20	02/01/19	2,624	1,765	0.3
CSN Resources S.A., 7.63%, 02/13/23	01/22/19	1,566	1,104	0.2
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	05/01/17	13,996	12,972	2.5
El Puerto De Liverpool, S.A.B. De C.V., 3.95%, 10/02/24	09/25/19	5,119	4,606	0.9
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	09/11/18	5,529	4,914	0.9
Embotelladora Andina S.A, 5.00%, 10/01/23	10/04/17	4,793	4,509	0.9
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	05/24/18	2,417	2,277	0.4
Empresa Electrica Guacolda S.A., 4.56%, 04/30/25	07/16/18	3,779	2,759	0.5
Empresa Nacional de Telecomunicaciones S.A., 4.88%, 10/30/24	09/26/19	2,412	2,205	0.4
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 08/01/26	12/20/18	2,894	2,794	0.5
Ena Norte SA, 4.95%, 04/25/23	09/07/16	5,746	5,552	1.0
Energuate Trust, 5.88%, 05/03/27	07/10/18	957	964	0.2
Engie Energia Chile S.A., 4.50%, 01/29/25	12/04/19	841	776	0.1
Export-Import Bank of Thailand, 2.59%, 11/20/23	09/17/19	475	461	0.1
Fideicomiso Patrimonio Autonomo Panamericana, 8.25%, 01/15/35	01/24/19	1,067	1,000	0.2
Fresnillo PLC, 5.50%, 11/13/23	04/17/18	3,396	3,244	0.6
Geopark Limited, 6.50%, 09/21/24	05/25/18	6,876	3,972	0.8
Gilex Holding SARL, 8.50%, 05/02/23	01/16/19	812	724	0.1
Global Bank Corporation, 4.50%, 10/20/21	04/25/17	5,817	5,682	1.1
Globo Comunicacao e Participacoes S.A., 4.84%, 06/08/25	02/03/20	1,564	1,326	0.3
GNL Quintero S.A, 4.63%, 07/31/29	12/04/19	1,468	1,381	0.3
Gohl Capital Limited, 4.25%, 01/24/27	04/25/17	10,663	8,610	1.6
Gran Tierra Energy International Holdings Ltd, 6.25%, 02/15/25	05/24/18	6,197	1,664	0.3
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	09/26/18	6,350	5,919	1.1
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	01/09/19	9,269	8,390	1.6
Grupo Idesa, S.A. de C.V., 7.88%, 12/18/20	04/26/16	1,197	544	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	09/07/17	208	198	—
Indian Oil Corporation Limited, 5.75%, 08/01/23	06/20/17	8,966	8,054	1.5
Industrial Senior Trust, 5.50%, 11/01/22	05/03/16	350	324	0.1
Inkia Energy Limited, 5.88%, 11/09/27	06/22/18	5,793	5,235	1.0

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/DoubleLine Emerging Markets Fixed Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Inversiones CMPC S.A., 4.75%, 09/15/24	09/25/19	4,256	3,897	0.7
Itau Unibanco Holding S.A., 6.13%, callable at 100 beginning 12/12/22	06/21/18	1,775	1,767	0.3
Itau Unibanco Holding S.A., 6.50%, callable at 100 beginning 03/19/23	06/08/18	2,198	2,174	0.4
JBS Investments GmbH, 6.25%, 02/05/23	06/21/18	732	760	0.1
JSL Europe SA, 7.75%, 07/26/24	01/24/19	5,627	4,202	0.8
LATAM Finance Limited, 6.88%, 04/11/24	06/06/18	3,430	1,369	0.3
Malayan Banking Berhad, 2.49%, 08/16/24	10/09/19	5,424	5,077	1.0
Malayan Banking Berhad, 3.91%, 10/29/26	08/15/17	3,035	3,067	0.6
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	05/01/17	3,623	3,199	0.6
Marfrig Holdings (Europe) B.V., 6.88%, 01/19/25	06/06/18	3,576	3,265	0.6
Mexico Generadora De Energia, S. De R.L. De C.V., 5.50%, 12/06/32	07/12/18	2,330	2,256	0.4
Millicom International Cellular SA, 6.00%, 03/15/25	08/23/18	2,014	1,835	0.3
Millicom International Cellular SA, 6.63%, 10/15/26	01/25/19	204	189	—
Millicom International Cellular SA, 5.13%, 01/15/28	07/06/18	6,125	5,402	1.0
Minejesa Capital B.V., 4.63%, 08/10/30	02/28/19	3,685	3,493	0.7
Minejesa Capital B.V., 5.63%, 08/10/37	03/01/19	2,814	2,552	0.5
Minerva Luxembourg S.A., 6.50%, 09/20/26	06/14/18	5,421	5,300	1.0
Minerva Luxembourg S.A., 5.88%, 01/19/28	06/07/18	3,061	3,009	0.6
Multibank, Inc., 4.38%, 11/09/22	09/25/19	1,127	1,017	0.2
Nexa Resources S.A., 5.38%, 05/04/27	09/05/18	964	756	0.1
Oleoducto Central S.A., 4.00%, 05/07/21	06/27/19	202	189	—
ONGC Videsh Vankorneft Pte. Ltd., 3.75%, 07/27/26	11/28/16	9,858	9,070	1.7
Orazul Energy Egenor S. Enc. Por A., 5.63%, 04/28/27	01/23/19	1,944	1,878	0.4
Pampa Energia S.A., 7.50%, 01/24/27	05/29/18	6,880	4,640	0.9
Pampa Energia S.A., 9.13%, 04/15/29	11/27/19	119	96	—
Radiant Access Limited, 4.60%, callable at 100 beginning 05/18/20	06/18/19	3,834	3,698	0.7
Reliance Holding USA, Inc., 5.40%, 02/14/22	08/14/17	7,684	7,504	1.4
S.A.C.I. Falabella, 3.75%, 04/30/23	11/03/17	8,776	8,058	1.5
Scotiabank Peru S.A.A., 4.50%, 12/13/27	10/23/19	7,842	7,260	1.4
Sociedad Quimica Y Minera De Chile S.A., 4.38%, 01/28/25	02/19/19	367	356	0.1
SPARC Limited, 0.00%, 12/05/22	09/29/17	3,634	3,488	0.7
Star Energy Geothermal (Wayang Windu) Limited, 6.75%, 04/24/33	01/31/19	5,078	4,656	0.9
Stoneway Capital Corporation, 0.00%, 03/01/27	02/15/19	4,643	697	0.1
SURA Asset Management SA, 4.88%, 04/17/24	09/13/18	2,299	2,245	0.4
Syngenta Finance N.V., 5.68%, 04/24/48	02/06/19	6,875	6,100	1.2
Tecila Sociedad Anonima, 8.50%, 07/28/25	05/30/18	4,904	2,465	0.5
Tecila Sociedad Anonima, 6.95%, 07/21/27	06/07/18	1,186	642	0.1
TNB Global Ventures Capital Berhad, 3.24%, 10/19/26	01/31/20	207	205	—
Transelec S.A., 4.63%, 07/26/23	09/08/17	2,417	2,320	0.4
Transelec S.A., 4.25%, 01/14/25	02/11/20	534	480	0.1
Transportadora de Gas del Peru S.A., 4.25%, 04/30/28	04/25/17	3,066	2,697	0.5
Transportadora de Gas del Sur S.A., 6.75%, 05/02/25	03/06/20	216	178	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 8.88%, callable at 100 beginning 01/29/25	06/22/18	7,694	5,594	1.1
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.38%, 02/12/26	07/18/18	560	372	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	09/11/17	505	493	0.1
UPL Corporation Limited, 3.25%, 10/13/21	11/06/17	5,979	5,730	1.1
Vedanta Resources Limited, 7.13%, 05/31/23	07/10/18	1,955	778	0.1
Vedanta Resources Limited, 6.13%, 08/09/24	06/06/18	5,983	2,373	0.4
VTR GlobalCom S.p.A., 6.88%, 01/15/24	05/24/18	9,249	8,310	1.6
		410,643	348,193	65.8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 49.8%
5 Bryant Park Mortgage Trust
Series 2018-F-5BP, 3.16%, (1M USD LIBOR + 2.45%), 06/15/20 (a)	2,913	2,286
522 Funding Clo I Ltd
Series 2019-A1-1A, 2.64%, (3M USD LIBOR + 1.39%), 01/18/33 (a)	2,500	2,325
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26	2,893	2,187
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (a)	4,283	4,059
Allegro CLO VII Ltd
Series 2018-A-1A, 2.93%, (3M USD LIBOR + 1.10%), 06/13/31 (a) (b)	3,000	2,788
Alternative Loan Trust
Series 2006-A16-19CB, REMIC, 6.00%, 08/25/36	1,209	950
Series 2006-2A6-29T1, REMIC, 6.50%, 10/25/36	1,031	815
Anchorage Capital CLO 6 Ltd
Series 2015-AR-6A, 3.10%, (3M USD LIBOR + 1.27%), 07/15/30 (a)	3,000	2,855
Anchorage Capital CLO 9 Ltd
Series 2016-AR-9A, 3.20%, (3M USD LIBOR + 1.37%), 07/15/32 (a)	7,500	6,970
Apollo Aviation Securitization Equity Trust
Series 2018-A-1A, 3.84%, 09/16/23 (b)	1,753	1,455
AREIT Trust
Series 2019-D-CRE3, 3.35%, 07/14/22	4,369	3,574
Arroyo Mortgage Trust
Series 2019-A3-3, REMIC, 3.42%, 12/25/25	3,710	3,321
Assurant CLO III LTD
Series 2018-A-2A, 3.05%, (3M USD LIBOR + 1.23%), 10/20/31 (a)	4,000	3,654
Atlas Senior Loan Fund III Ltd
Series 2013-AR-1A, 2.52%, (3M USD LIBOR + 0.83%), 11/17/27 (a)	3,960	3,722
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.92%, (3M USD LIBOR + 1.09%), 01/15/31 (a)	1,000	942
Atrium Hotel Portfolio Trust
Series 2018-D-ATRM, 3.00%, (1M USD LIBOR + 2.30%), 06/15/21 (a)	1,232	950
Series 2017-E-ATRM, 3.76%, (1M USD LIBOR + 3.05%), 12/15/36 (a)	1,692	1,320
Series 2018-E-ATRM, REMIC, 4.11%, (1M USD LIBOR + 3.40%), 06/15/21 (a)	2,913	2,149
Avant Loans Funding Trust
Series 2018-A-B, 3.42%, 05/15/20	157	157
Series 2019-A-B, 2.72%, 05/15/21	2,473	2,408
Avery Point VI CLO, Limited
Series 2015-AR-6A, 2.79%, (3M USD LIBOR + 1.05%), 08/05/27 (a) (b)	2,000	1,951
Banc of America Alternative Loan Trust
Series 2005-2CB1-10, REMIC, 6.00%, 11/25/35	742	706
Series 2006-3CB1-1, REMIC, 6.50%, 02/25/36	679	690
Banc of America Funding Trust
Series 2006-A1-D, REMIC, 3.57%, 05/20/36 (a)	2,901	2,686
Bank 2017-BNK4
Interest Only, Series 2017-XA-BNK4, REMIC, 1.42%, 05/17/50 (a)	15,861	1,102
Battalion Clo XV Ltd
Series 2020-A1-15A, 3.01%, (3M USD LIBOR + 1.35%), 01/18/33 (a)	5,000	4,650
Bayview Opportunity Master Fund IVb Trust
Series 2019-A1-SBR2, 3.43%, 06/28/34 (c)	2,511	2,380
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.90%, (1M USD LIBOR + 1.20%), 08/15/36 (a)	331	275
Series 2017-D-DELC, REMIC, 2.40%, (1M USD LIBOR + 1.70%), 08/15/36 (a)	377	305
Series 2017-E-DELC, REMIC, 3.20%, (1M USD LIBOR + 2.50%), 08/15/36 (a)	759	606
Series 2017-F-DELC, REMIC, 4.20%, (1M USD LIBOR + 3.50%), 08/15/36 (a)	2,138	1,483
Series 2018-F-TALL, REMIC, 3.94%, (1M USD LIBOR + 3.24%), 03/16/37 (a) (c)	4,000	2,681
Interest Only, Series 2017-XA-C1, REMIC, 1.50%, 02/17/50 (a)	22,422	1,657
BBCMS Trust
Series 2015-D-STP, REMIC, 4.28%, 09/10/20 (a)	425	420
Series 2018-D-CBM, REMIC, 3.10%, (1M USD LIBOR + 2.39%), 07/15/20 (a)	2,753	1,872
Series 2019-E-BWAY, REMIC, 3.55%, (1M USD LIBOR + 2.85%), 11/15/21 (a)	2,715	2,208
BB-UBS Trust
Series 2012-TE-TFT, REMIC, 3.56%, 06/05/20 (a)	3,283	2,671
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.02%, 07/25/36 (a)	4,209	3,621
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R-IIIA, 3.07%, (3M USD LIBOR + 1.25%), 07/20/29 (a)	2,000	1,920
BFLD Trust
Series 2019-F-DPLO, REMIC, 3.24%, (1M USD LIBOR + 2.54%), 10/15/21 (a)	3,974	2,893
BHMS
Series 2018-C-ATLS, REMIC, 2.60%, (1M USD LIBOR + 1.90%), 07/15/20 (a)	3,131	2,410
Birch Grove CLO Ltd
Series A-19A, 2.23%, (3M USD LIBOR + 1.49%), 06/16/31 (a)	2,500	2,338
Braemar Hotels & Resorts Trust
Series 2018-E-PRME, REMIC, 3.11%, (1M USD LIBOR + 2.40%), 06/15/20 (a)	2,496	1,872
Series 2018-F-PRME, REMIC, 3.61%, (1M USD LIBOR + 2.90%), 06/15/20 (a)	1,722	1,239
BRAVO Residential Funding Trust
Series 2019-A2-NQM1, REMIC, 2.89%, 07/25/59	1,474	1,427
BX Commercial Mortgage Trust
Series 2019-D-IMC, REMIC, 2.60%, (1M USD LIBOR + 1.90%), 04/15/21 (a)	1,000	860
Series 2019-F-IMC, REMIC, 3.60%, (1M USD LIBOR + 2.90%), 04/15/21 (a)	5,245	3,953
Series 2018-D-BIOA, REMIC, 2.03%, (1M USD LIBOR + 1.32%), 03/16/37 (a)	810	688
BX Trust
Series 2019-E-MMP, REMIC, 2.60%, (1M USD LIBOR + 1.90%), 08/16/21 (a)	3,784	2,846
Series 2018-E-GW, REMIC, 2.68%, (1M USD LIBOR + 1.97%), 05/15/37 (a)	968	736
Series 2018-F-GW, REMIC, 3.13%, (1M USD LIBOR + 2.42%), 05/15/37 (a)	839	613
Series 2018-G-GW, REMIC, 3.62%, (1M USD LIBOR + 2.92%), 05/15/37 (a)	581	389
Carbon Capital VI Commercial Mortgage Trust
Series 2019-B-FL2, REMIC, 3.55%, (1M USD LIBOR + 2.85%), 11/18/21 (a)	3,310	3,007
Carbone Clo Ltd
Series 2017-A1-1A, 2.97%, (3M USD LIBOR + 1.14%), 01/21/31 (a) (b)	3,000	2,821
CARLYLE US CLO Ltd
Series 2017-A1A-1A, 3.12%, (3M USD LIBOR + 1.30%), 04/21/31 (a)	1,000	941
Series 2017-A2-1A, 3.47%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	2,000	1,762
CarVal CLO III Ltd
Series 2019-A-2A, 3.17%, (3M USD LIBOR + 1.35%), 07/20/32 (a)	8,000	7,438
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	3,038	2,126
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 3.15%, (3M USD LIBOR + 1.32%), 07/16/29 (a)	2,000	1,897
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 3.14%, (3M USD LIBOR + 1.31%), 07/16/29 (a)	2,000	1,894

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.31%, 05/12/50 (a)	18,152	1,138
CFCRE Mortgage Trust
Interest Only, Series 2017-XA-C8, 1.61%, 06/17/50 (a)	15,935	1,230
Series 2016-C-C4, REMIC, 4.87%, 04/10/26 (a)	2,332	2,135
Interest Only, Series 2016-XA-C3, REMIC, 1.02%, 01/10/48 (a)	4,930	234
Interest Only, Series 2016-XA-C4, REMIC, 1.70%, 05/10/58 (a)	16,654	1,259
CFIP CLO Ltd
Series 2014-AR-1A, 3.17%, (3M USD LIBOR + 1.32%), 07/13/29 (a)	7,500	7,148
CHT Mortgage Trust
Series 2017-E-CSMO, REMIC, 3.71%, (1M USD LIBOR + 3.00%), 11/17/36 (a)	761	533
Series 2017-F-CSMO, REMIC, 4.45%, (1M USD LIBOR + 3.74%), 11/17/36 (a)	360	234
Citigroup Commercial Mortgage Trust
Series 2018-E-TBR, 3.50%, (1M USD LIBOR + 2.80%), 12/15/36 (a)	4,739	3,317
Series 2018-F-TBR, 4.35%, (1M USD LIBOR + 3.65%), 12/15/36 (a)	4,510	2,886
Series 2015-C-GC27, REMIC, 4.42%, 01/10/25 (a)	828	751
Series 2015-C-GC35, REMIC, 4.50%, 11/10/25	311	282
Interest Only, Series 2014-XA-GC19, REMIC, 1.15%, 03/12/47 (a)	26,889	994
Interest Only, Series 2014-XA-GC21, REMIC, 1.18%, 05/10/47 (a)	25,387	1,003
Interest Only, Series 2015-XA-GC35, REMIC, 0.85%, 11/10/48 (a)	3,928	118
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (a)	4,148	229
Interest Only, Series 2016-XA-GC37, REMIC, 1.75%, 04/12/49 (a)	4,257	330
Interest Only, Series 2016-XA-P3, REMIC, 1.70%, 04/16/49 (a)	6,992	501
Interest Only, Series 2016-XA-P5, REMIC, 1.52%, 10/13/49 (a)	11,112	716
Interest Only, Series 2017-XA-P7, REMIC, 1.12%, 04/15/50 (a)	13,599	772
Citigtoup Mortgage Loan Trust
Series 2018-A1-C, 4.13%, 03/25/59	9,210	8,091
Series 2019-A1-E, 3.23%, 11/25/70 (c)	8,175	7,649
Series 2018-A1-A, REMIC, 4.00%, 01/25/68 (c)	13,948	12,962
Citimortgage Alternative Loan Trust
Series 2006-1A13-A3, REMIC, 6.00%, 07/25/36	1,167	1,036
CLI Funding VI LLC
Series 2019-A-1A, 3.71%, 05/18/29	1,378	1,354
CLNC Ltd
Series 2019-D-FL1, 4.55%, 04/19/26	3,000	2,276
COMM Mortgage Trust
Series 2018-D-HCLV, 2.88%, (1M USD LIBOR + 2.18%), 09/15/20 (a)	197	167
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (a)	306	281
Series 2016-C-CR28, REMIC, 4.65%, 12/12/25 (a)	405	366
Interest Only, Series 2013-XA-CR12, REMIC, 1.13%, 10/15/46 (a)	32,904	1,108
Interest Only, Series 2014-XA-UBS3, REMIC, 1.08%, 06/12/47 (a)	31,445	1,167
Interest Only, Series 2015-XA-CR26, REMIC, 0.95%, 10/10/48 (a)	4,946	200
Interest Only, Series 2015-XA-LC21, REMIC, 0.75%, 07/10/48 (a)	19,349	558
Interest Only, Series 2015-XA-CR25, REMIC, 0.84%, 08/12/48 (a)	21,052	764
Interest Only, Series 2015-XA-CR27, REMIC, 1.09%, 10/13/48 (a)	12,107	462
Commonbond Student Loan Trust
Series 2016-A1-A, 3.32%, 05/25/40	1,385	1,351
CPS Auto Receivables Trust
Series 2019-A-B, 2.89%, 09/15/20	1,115	1,090
Credit Acceptance Auto Loan Trust
Series 2017-A-2A, 2.55%, 08/15/20	1,095	1,091
Credit Suisse Commercial Mortgage Trust
Series 2007-B-C2, REMIC, 5.60%, 01/15/49 (a)	3,500	3,500
Credit Suisse First Boston Mortgage Acceptance Corp.
Series 2005-2A1-11, REMIC, 6.00%, 12/25/35	908	825
Credit Suisse Mortgage Trust
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (a)	1,799	1,730
Series 2017-E-CHOP, REMIC, 4.01%, (1M USD LIBOR + 3.30%), 07/15/32 (a)	2,125	1,666
Crown Point CLO 6 Ltd
Series 2018-A1-6A, 2.99%, (3M USD LIBOR + 1.17%), 10/20/28 (a)	5,000	4,844
CSAIL Commercial Mortgage Trust
Series 2015-C-C4, REMIC, 4.58%, 11/18/25 (a)	309	285
CSMC Trust
Series 2019-A1-RPL9, 3.32%, 10/25/59 (a)	414	371
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	9,181	8,965
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (a)	11,687	11,563
Series 2019-A1-RPL2, REMIC, 3.88%, 11/25/58 (c)	4,614	4,515
Series 2019-A1-RP10, REMIC, 3.32%, 12/25/59 (a)	12,204	11,643
CVP CLO Ltd
Series 2017-A-1A, 3.16%, (3M USD LIBOR + 1.34%), 07/22/30 (a)	7,500	7,064
Series 2017-A-2A, 3.01%, (3M USD LIBOR + 1.19%), 01/21/31 (a) (b)	10,000	9,376
DBJPM Mortgage Trust
Series 2016-C-C1, REMIC, 3.35%, 03/12/26 (a)	801	679
Interest Only, Series 2016-XA-C1, REMIC, 1.45%, 05/12/49 (a)	13,279	834
DBUBS Mortgage Trust
Series 2017-E-BRBK, REMIC, 3.53%, 10/11/24 (a)	3,430	2,763
Deephaven Residential Mortgage Trust
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	1,358	1,302
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	1,358	1,293
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (a)	299	288
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-2A1-2, REMIC, 1.25%, (1M USD LIBOR + 0.30%), 09/25/47 (a)	1,443	1,239
DT Auto Owner Trust
Series 2019-A-2A, 2.85%, 12/15/20	674	663
Earnest Student Loan Program LLC
Series 2017-A2-A, 2.65%, 02/25/26	912	908
Elevation CLO, Ltd.
Series 2018-A1-9A, 2.95%, (3M USD LIBOR + 1.12%), 07/15/31 (a)	6,000	5,511
Elmwood CLO II Ltd
Series 2019-A-2A, 3.27%, (3M USD LIBOR + 1.45%), 04/21/31 (a)	5,000	4,673
Series 2019-B-2A, 3.92%, (3M USD LIBOR + 2.10%), 04/21/31 (a)	2,500	2,232
Elmwood CLO IV Ltd
Series 2020-A-1A, 0.00%, (3M USD LIBOR + 1.24%), 04/15/33 (a)	2,500	2,325
Flagship Credit Auto Trust
Series 2016-C-4, 2.71%, 08/15/20	1,652	1,628
Foundation Finance Trust
Series 2019-A-1A, 3.86%, 12/15/24	2,732	2,592
Fountainbleu Miami Beach Trust
Series 2019-F-FBLU, 4.10%, 12/12/24	2,682	1,704
Series 2019-G-FBLU, 4.10%, 12/12/24	4,081	2,814
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26	845	842
Galaxy XXII CLO Ltd
Series 2016-A2R-22A, 2.69%, (3M USD LIBOR + 0.85%), 07/17/28 (a) (b)	5,000	4,825

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (c)	344	340
Gilbert Park CLO Ltd
Series 2017-A-1A, 3.02%, (3M USD LIBOR + 1.19%), 10/15/30 (a)	3,000	2,843
Global SC Finance IV Ltd
Series 2018-A-1A, 4.29%, 05/17/38	2,423	2,421
GLS Auto Receivables Trust
Series 2018-A-3A, 3.35%, 08/15/22	576	569
Series 2019-A-2A, 3.06%, 04/17/23	1,575	1,515
Granite Point Mortgage Trust Inc.
Series 2019-D-FL2, 3.65%, (1M USD LIBOR + 2.95%), 11/15/23 (a)	2,162	1,730
Great Wolf Trust
Series 2019-F-WOLF, REMIC, 3.84%, (1M USD LIBOR + 3.13%), 12/15/21 (a)	4,283	3,212
Greystone Commercial Real Estate Notes
Series 2019-D-FL2, 3.10%, (1M USD LIBOR + 2.40%), 02/15/25 (a)	3,777	2,870
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.00%, (3M USD LIBOR + 1.18%), 10/20/31 (a) (b)	3,000	2,828
GS Mortgage Securities Corp Trust
Series 2019-E-SOHO, 2.58%, (1M USD LIBOR + 1.87%), 06/15/21 (a)	3,605	2,970
Series 2018-G-RIVR, REMIC, 3.30%, (1M USD LIBOR + 2.60%), 07/15/20 (a)	2,000	1,470
Series 2018-E-LUAU, REMIC, 3.25%, (1M USD LIBOR + 2.55%), 11/16/20 (a)	3,342	2,678
GS Mortgage Securities Trust
Series 2019-E-SMP, 3.30%, (1M USD LIBOR + 2.60%), 08/21/21 (a)	4,000	2,563
Interest Only, Series 2017-XA-GS6, 1.04%, 05/12/50 (a)	22,985	1,354
Interest Only, Series 2017-XA-GS8, 0.98%, 11/11/50 (a)	32,495	1,756
Interest Only, Series 2015-XA-GC34, REMIC, 1.27%, 10/10/25 (a)	3,265	171
Interest Only, Series 2014-XA-GC24, REMIC, 0.74%, 09/10/47 (a)	9,326	251
Series 2014-D-GC26, REMIC, 4.51%, 11/10/47 (a)	2,038	1,529
Interest Only, Series 2015-XA-GS1, REMIC, 0.78%, 11/10/48 (a)	5,529	202
GS Mortgage-Backed Securities Trust
Series 2019-A1-SL1, REMIC, 2.63%, 01/25/59	4,497	4,170
Halcyon Loan Advisors Funding Ltd
Series 2015-A1R-3A, 2.72%, (3M USD LIBOR + 0.90%), 10/18/27 (a) (b)	5,634	5,375
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	4,433	4,278
Highbridge Loan Management Ltd
Series 3A-2014-CR, 5.42%, (3M USD LIBOR + 3.60%), 07/18/29 (a)	1,900	1,478
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	2,667	1,953
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (b)	7,907	5,533
Hospitality Investors Trust, Inc.
Series 2019-F-HIT, 3.85%, (1M USD LIBOR + 3.15%), 11/15/21 (a)	3,085	2,067
IMT Trust
Series 2017-EFL-APTS, 2.85%, (1M USD LIBOR + 2.15%), 06/15/34 (a)	652	552
Series 2017-FFL-APTS, 3.55%, (1M USD LIBOR + 2.85%), 06/15/34 (a)	652	526
IndyMac MBS, Inc.
Series 2005-1A2-A15, REMIC, 5.75%, 02/25/36	737	737
Series 2006-A10-A2, REMIC, 6.00%, 05/25/36	1,304	813
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2018-C-LAQ, 2.30%, (1M USD LIBOR + 1.60%), 06/15/20 (a)	4,074	3,461
Series 2018-D-LAQ, 2.80%, (1M USD LIBOR + 2.10%), 06/15/20 (a)	1,617	1,327
Series 2018-E-LAQ, 3.70%, (1M USD LIBOR + 3.00%), 06/15/20 (a)	517	410
Series 2019-E-MFP, 2.86%, (1M USD LIBOR + 2.16%), 07/15/21 (a)	2,438	1,872
Series 2019-F-MFP, 3.70%, (1M USD LIBOR + 3.00%), 07/15/21 (a)	2,160	1,567
Series 2018-E-AON, 4.61%, 07/10/23 (a)	3,103	2,918
Series 2019-C-UES, 4.34%, 05/07/24	1,177	1,141
Series 2019-D-UES, 4.45%, 05/07/24 (a)	1,205	1,115
Series 2019-E-UES, 4.45%, 05/07/24 (a)	1,406	1,258
Series 2019-F-UES, 4.45%, 05/07/24 (a)	1,476	1,221
Series 2019-G-UES, 4.45%, 05/07/24 (a)	1,612	1,285
Series 2011-D-C5, REMIC, 5.42%, 09/17/21 (a)	2,400	2,309
Series 2018-EFX-WPT, REMIC, 5.54%, 07/07/23	3,141	2,755
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	210	206
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2020-EFX-NNN, REMIC, 3.97%, 01/16/37	2,898	2,641
Jamestown CLO Ltd
Series 2018-A1-6RA, 3.09%, (3M USD LIBOR + 1.15%), 04/25/30 (a) (b)	1,000	935
Jimmy Johns Funding LLC
Series 2017-A2II-1A, 4.85%, 07/30/27	5,850	5,495
JP Morgan Chase & Co.
Series 2016-E-WIKI, REMIC, 4.01%, 10/07/21 (a)	2,356	1,942
JPMBB Commercial Mortgage Securities Trust
Series 2015-C-C32, REMIC, 4.66%, 10/15/25 (a)	366	335
Series 2015-C-C33, REMIC, 4.62%, 11/15/25 (a)	359	328
Series 2014-D-C23, REMIC, 3.97%, 09/17/24 (a)	2,274	1,891
Interest Only, Series 2015-XA-C32, REMIC, 1.33%, 11/18/48 (a)	12,865	420
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2015-XA-JP1, REMIC, 1.08%, 01/15/49 (a)	4,785	161
Interest Only, Series 2016-XA-JP4, REMIC, 0.73%, 12/17/49 (a)	18,485	536
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.67%, 06/17/49 (a)	34,066	1,992
Kabbage Asset Securitization LLC
Series 2019-A-1, 3.83%, 03/15/22	4,000	3,993
Kayne CLO 7 Ltd
Series 2020-A1-7A, 0.00%, (3M USD LIBOR + 1.20%), 04/18/33 (a)	5,000	4,225
Kestrel Aircraft Funding Limited
Series 2018-A-1A, 4.25%, 10/15/25 (b)	1,805	1,312
Kingsland VIII Ltd
Series 2018-A-8A, 2.94%, (3M USD LIBOR + 1.12%), 04/21/31 (a)	4,000	3,689
LCCM Mortgage Trust
Series 2017-C-LC26, REMIC, 4.71%, 06/11/27	2,900	2,427
LCM XVII Limited Partnership
Series A2RR-17A, 2.98%, (3M USD LIBOR + 1.15%), 10/15/31 (a)	5,000	4,656
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (c)	13,149	12,645
Series 2019-A1-GS3, 3.75%, 04/25/21 (c)	4,484	4,244
Series 2019-A1-GS4, 3.44%, 05/25/21 (c)	3,638	3,433
Series 2019-A1-GS1, REMIC, 4.00%, 02/25/21 (c)	4,262	4,091
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (c)	9,132	8,531
Series 2017-A1-GS1, REMIC, 3.50%, 01/25/57 (c)	3,580	3,537
Series 2018-A1-GS1, REMIC, 4.00%, 03/25/58 (c)	4,324	4,274
Lendingpoint Asset Securitization Trust
Series 2019-A-1, 3.15%, 01/15/21	1,919	1,920
LSTAR Commercial Mortgage Trust
Interest Only, Series 2016-XA-4, 1.84%, 03/12/49 (a)	15,147	800

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Luna Aircraft Ltd
Series 2020-A-1A, 3.38%, 02/15/45	5,000	3,496
Marathon CLO V Ltd.
Series 2013-A1R-5A, 2.57%, (3M USD LIBOR + 0.87%), 11/22/27 (a)	4,937	4,628
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.00%, (3M USD LIBOR + 1.18%), 12/18/30 (a) (b)	2,000	1,869
Marble Point CLO XV Ltd
Series 2019-A1-1A, 3.23%, (3M USD LIBOR + 1.42%), 07/23/32 (a)	3,000	2,788
Marlette Funding Trust
Series 2019-A-2A, 3.13%, 11/15/21	1,133	1,088
MBRT
Series 2019-F-MBR, 3.25%, 11/17/36	2,350	1,817
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-D-C27, REMIC, 3.24%, 11/15/25	297	215
Series 2015-C-C27, REMIC, 4.53%, 11/15/25 (a)	207	185
Series 2016-C-C29, REMIC, 4.75%, 04/17/26 (a)	2,371	2,138
Interest Only, Series 2014-XA-C15, REMIC, 0.97%, 04/17/47 (a)	13,551	410
Interest Only, Series 2016-XA-C28, REMIC, 1.20%, 01/15/49 (a)	4,019	199
Series 2018-D-SUN, REMIC, 2.35%, (1M USD LIBOR + 1.65%), 07/15/20 (a)	899	809
Series 2018-F-SUN, REMIC, 3.25%, (1M USD LIBOR + 2.55%), 07/15/20 (a)	1,342	1,114
Series 2018-G-SUN, REMIC, 3.75%, (1M USD LIBOR + 3.05%), 07/15/20 (a)	899	710
Series 2014-C-C17, REMIC, 4.50%, 07/17/24 (a)	1,240	1,158
Series 2015-D-C20, REMIC, 3.07%, 01/17/25	180	139
Morgan Stanley Capital I Inc
Series 2019-F-NUGS, REMIC, 4.34%, 12/15/36 (a)	4,283	3,418
Morgan Stanley Capital I Trust
Interest Only, Series 2017-XA-H1, 1.43%, 06/17/50 (a)	26,167	1,717
Interest Only, Series 2015-XA-UBS8, REMIC, 0.88%, 12/15/48 (a)	4,704	192
Motel 6 Trust
Series 2017-A-MTL6, 1.62%, (1M USD LIBOR + 0.92%), 08/15/34 (a)	436	393
Series 2017-D-MTL6, REMIC, 2.85%, (1M USD LIBOR + 2.15%), 08/15/34 (a)	1,898	1,566
Series 2017-F-MTL6, REMIC, 4.95%, (1M USD LIBOR + 4.25%), 08/15/34 (a)	2,495	1,622
MP CLO IV Ltd
Series 2013-ARR-2A, 3.07%, (3M USD LIBOR + 1.28%), 07/25/29 (a)	7,500	7,084
MP CLO VIII Ltd
Series 2015-AR-2A, 2.71%, (3M USD LIBOR + 0.91%), 10/28/27 (a)	2,962	2,770
Nassau Ltd
Series 2018-A-IA, 2.98%, (3M USD LIBOR + 1.15%), 07/15/31 (a)	5,000	4,547
Natixis Commercial Mortgage Securities Trust
Series 2018-C-FL1, 3.86%, (1M USD LIBOR + 2.20%), 06/15/22 (a)	3,129	2,818
Navient Private Education Refi Loan Trust
Series 2018-B-A, 3.68%, 11/17/25	3,000	2,997
NLY 2019-FL2 Issuer Ltd.
Series 2019-B-FL2, 2.60%, (1M USD LIBOR + 1.90%), 01/15/23 (a)	3,226	2,866
Oaktown Re III Ltd
Series 2019-M1A-1A, 2.35%, (1M USD LIBOR + 1.40%), 07/25/24 (a)	1,517	1,438
Ocean Trails CLO V
Series 2014-ARR-5A, 3.13%, (3M USD LIBOR + 1.28%), 10/14/31 (a) (b)	5,000	4,560
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.98%, (3M USD LIBOR + 1.15%), 07/15/31 (a) (b)	5,000	4,609
One Market Plaza Trust
Series 2017-E-1MKT, REMIC, 4.14%, 02/10/24	3,437	2,851
Oxford Finance LLC
3.10%, 12/15/24	3,500	3,432
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 2.88%, (3M USD LIBOR + 1.20%), 08/25/31 (a) (b)	4,500	4,166
PFP Ltd
Series 2019-B-5, REMIC, 3.30%, (1M USD LIBOR + 1.65%), 04/16/36 (a)	1,052	789
Pretium Mortgage Credit Partners LLC
Series 2019-A1-NPL3, REMIC, 3.10%, 09/27/22 (c)	2,370	2,209
Series 2020-A1-NPL1, REMIC, 2.86%, 03/01/23 (a) (c)	14,178	11,075
PRPM, LLC
Series 2019-A1-1A, 4.50%, 01/25/22 (c)	11,431	10,877
Radnor Ltd
Series 2019-M1A-2, 2.15%, (1M USD LIBOR + 1.20%), 06/25/21 (a)	859	830
Residential Accredit Loans, Inc.
Series 2006-2A3-QS12, REMIC, 6.00%, 09/25/36	1,260	1,132
RFMSI Trust
Series 2006-A5-S4, REMIC, 6.00%, 04/25/36	815	692
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	6,000	3,882
SBA Towers, LLC
Series 2017-C-1, 3.17%, 04/15/22 (b)	5,000	5,175
Short-Term Investments Trust
Interest Only, Series 2018-XCP-SELF, 1.09%, 06/19/20 (a)	77,520	35
Sierra Receivables Funding Co LLC
Series 2016-A-3A, 2.43%, 05/20/24	1,258	1,241
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21	118	116
Series 2016-A-1, 3.26%, 07/25/21	698	694
Series 2017-A-3, 2.77%, 03/25/22	266	264
Series 2017-A2-5, 2.78%, 04/25/22	747	666
Series 2017-A-1, 3.28%, 01/26/26	160	161
Series 2017-A-2, 3.28%, 02/25/26	120	119
SoFi Consumer Loan Program Trust
Series 2019-A-1, 3.24%, 04/25/22	1,552	1,546
SoFi Professional Loan Program LLC
Series 2017-A2B-A, 2.40%, 03/26/40	1,466	1,394
Sound Point CLO, Ltd.
Series 2013-A-3RA, 2.97%, (3M USD LIBOR + 1.15%), 04/18/31 (a) (b)	1,500	1,373
Series 2018-A1A-21, 2.97%, (3M USD LIBOR + 1.18%), 10/27/31 (a) (b)	3,000	2,751
Springleaf Funding Trust
Series 2016-A-AA, 2.90%, 11/15/29	506	502
Spruce ABS Trust
Series 2016-A-E1, 4.32%, 01/18/22	517	525
Start Ltd
Series 2018-A-1, 4.09%, 05/15/25	732	554
Steele Creek CLO Ltd
Series 2015-AR-1A, 2.96%, (3M USD LIBOR + 1.26%), 05/21/29 (a)	4,000	3,806
Series 2017-A-1A, 3.08%, (3M USD LIBOR + 1.25%), 10/15/30 (a)	1,000	938
Series 2014-A-1RA, 2.89%, (3M USD LIBOR + 1.07%), 04/21/31 (a)	2,550	2,372
Series 2016-1A, 1.86%, (3M USD LIBOR + 1.12%), 06/16/31 (a) (b)	2,500	2,277
Series 2018-A-2A, 2.89%, (3M USD LIBOR + 1.20%), 08/18/31 (a)	2,000	1,831
Series 2019-B-1A, 4.03%, (3M USD LIBOR + 2.20%), 04/15/32 (a)	4,000	3,395
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4A1-22, REMIC, 4.04%, 12/25/35 (a)	1,609	1,450
Structured Asset Securities Corporation
Series 2005-1A1-5, REMIC, 5.75%, 04/25/35	2,770	2,207
STWD, Ltd.
Series 2019-D-FL1, 3.05%, (1M USD LIBOR + 2.35%), 02/15/25 (a)	2,494	1,806

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Symphony CLO XV Ltd
Series 2014-AR2-15A, REMIC, 3.10%, (3M USD LIBOR + 1.26%), 01/20/32 (a)	2,000	1,870
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44	4,283	2,994
Tal Advantage VI LLC
Series 2017-A-1A, 4.50%, 04/20/27	5,628	5,690
Tesla Auto Lease Trust
Series 2019-D-A, 3.37%, 01/20/23	1,500	1,503
Tharaldson Hotel Portfolio Trust
Series 2018-E-THL, 4.19%, (1M USD LIBOR + 3.18%), 11/13/34 (a)	2,244	1,823
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 2.97%, (3M USD LIBOR + 1.14%), 01/15/31 (a)	4,250	3,982
Series 2019-B-3A, 3.93%, (3M USD LIBOR + 2.10%), 04/15/31 (a)	2,000	1,734
Toorak Mortgage Corp Ltd
Series 2020-A1-1, 2.73%, 03/25/23 (c)	10,000	9,877
TPG Real Estate Finance Issuer LTD
Series 2019-D-FL3, 3.25%, (1M USD LIBOR + 2.45%), 08/15/24 (a)	4,003	2,828
Series 2018-D-FL2, 3.50%, (1M USD LIBOR + 2.70%), 11/18/37 (a)	2,438	1,948
UBS Commercial Mortgage Trust
Series 2018-C-C8, 4.70%, 02/17/28 (a)	1,858	1,652
Interest Only, Series 2018-XA-C8, 0.88%, 02/17/51 (a)	26,859	1,380
Interest Only, Series 2017-XB-C1, REMIC, 0.89%, 06/17/50 (a)	25,883	1,455
Upgrade Receivables Trust
Series 2018-A-1A, 3.76%, 07/15/20	263	263
Series 2019-A-1A, 3.48%, 03/15/25	662	656
Upstart Pass-Through Trust
Series 2020-A-ST1, 3.75%, 02/20/28	4,312	3,513
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	1,747	1,751
Series 2019-B-1, 4.19%, 04/20/26	1,000	913
Series 2020-A-1, 2.32%, 04/22/30	3,250	3,234
Series 2020-B-1, 3.09%, 04/22/30	1,500	979
Vantage Data Centers Issuer, LLC
Series 2018-A2-2A, 4.20%, 11/15/23	2,220	2,128
Series 2019-A2-1A, 3.19%, 07/15/24	1,988	1,874
Velocity Commercial Capital Loan Trust
Series 2018-A-2, REMIC, 4.05%, 09/25/24	2,108	2,129
Series 2019-A-2, REMIC, 3.13%, 06/25/25	8,624	7,744
Venture XXIX CLO Ltd
Series 2017-A-29A, 2.97%, (3M USD LIBOR + 1.28%), 09/09/30 (a)	4,000	3,768
VERDE CLO
Series 2019-A-1A, 3.18%, (3M USD LIBOR + 1.35%), 04/15/32 (a)	3,755	3,496
Vericrest Opportunity Loan Transferee
Series 2019-A1A-NPL9, 3.33%, 10/25/22 (c)	2,640	2,496
Series 2019-A1A-NPL5, REMIC, 3.35%, 08/25/22 (c)	6,919	6,195
Verus Securitization Trust
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	823	799
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	960	931
Vibrant Clo Ltd
Series 2018-A1-10A, 3.02%, (3M USD LIBOR + 1.20%), 10/20/31 (a) (b)	3,000	2,832
Volt LXXX, LLC
Series 2019-A1A-NPL6, REMIC, 3.23%, 09/25/22 (c)	8,090	7,556
Volt LXXXIV, LLC
Series 2019-A1A-NP10, 3.43%, 11/25/22	943	889
Volt LXXXIX, LLC
Series 2020-A1A-NPL5, REMIC, 2.98%, 02/25/23 (c)	3,327	3,330
Volt LXXXV, LLC
Series 2020-A1A-NPL1, REMIC, 3.23%, 12/26/22 (c)	1,741	1,572
Volt LXXXVII, LLC
Series 2020-A1A-NPL3, 2.98%, 01/25/23 (c)	1,838	1,318
Washington Mutural Asset-Backed Certificates
Series 2006-M1-HE1, REMIC, 1.29%, (1M USD LIBOR + 0.34%), 02/25/36 (a)	14,984	11,722
WAVE LLC
Series 2019-A-1, 3.60%, 09/15/27	4,822	3,161
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.03%, (3M USD LIBOR + 1.20%), 10/20/31 (a)	4,500	4,198
0.00%, 04/15/33 (a)	5,000	4,700
Wells Fargo Alternative Loan Trust
Series 2007-3A1-PA3, REMIC, 6.25%, 07/25/37	837	720
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2017-XA-C38, 1.06%, 07/15/50 (a)	26,006	1,423
Series 2014-D-LC16, REMIC, 3.94%, 06/15/24	98	60
Interest Only, Series 2015-XA-C31, REMIC, 1.01%, 07/15/25 (a)	4,186	187
Series 2015-D-NXS4, REMIC, 3.67%, 11/18/25 (a)	375	311
Series 2015-C-NXS4, REMIC, 4.67%, 11/18/25 (a)	310	286
Series 2015-A4-P2, REMIC, 3.81%, 12/15/25	363	382
Interest Only, Series 2015-XA-P2, REMIC, 0.98%, 12/15/48 (a)	4,960	182
Series 2015-C-LC22, REMIC, 4.53%, 09/15/58 (a)	302	275
Interest Only, Series 2016-XA-C33, REMIC, 1.72%, 03/17/59 (a)	2,599	171
Series 2018-C-C47, REMIC, 4.94%, 10/17/28 (a)	344	306
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-7, REMIC, 6.00%, 06/25/37	545	521
Series 2007-A1-AR4, REMIC, 4.82%, 08/25/37 (a)	498	474
WFRBS Commercial Mortgage Trust
Interest Only, Series 2013-XA-C18, REMIC, 0.73%, 12/17/46 (a)	51,312	1,036
Interest Only, Series 2014-XA-C19, REMIC, 1.03%, 03/15/47 (a)	42,546	1,221
Interest Only, Series 2014-XA-C21, REMIC, 1.04%, 08/15/47 (a)	2,666	88
WhiteHorse X, Ltd.
Series 2015-A1R-10A, 2.77%, (3M USD LIBOR + 0.93%), 04/19/27 (a) (b)	3,047	2,967
Willis Engine Structured Trust V
Series 2020-A-A, 3.23%, 03/15/28	3,000	1,748
Total Non-U.S. Government Agency Asset-Backed Securities (cost $836,877)		743,952
GOVERNMENT AND AGENCY OBLIGATIONS 32.1%
U.S. Treasury Note 25.8%
Treasury, United States Department of
1.38%, 09/15/20 (d)	23,250	23,366
2.88%, 10/31/20 (d)	45,650	46,342
2.75%, 11/30/20 - 09/15/21 (d)	106,050	108,836
1.50%, 10/31/21 (d)	61,050	62,233
1.63%, 04/30/23 (d)	63,700	66,188
2.25%, 12/31/23 (d)	73,050	78,175
		385,140
Collateralized Mortgage Obligations 5.3%
Federal Home Loan Mortgage Corporation
Series F1-264, 2.21%, (1M USD LIBOR + 0.55%), 07/15/42 (a)	2,155	2,125
Series F3-317, 2.18%, (1M USD LIBOR + 0.52%), 11/15/43 (a)	3,331	3,287
Series HA-4582, REMIC, 3.00%, 09/15/45	2,763	2,980
Series QA-4060, REMIC, 1.50%, 09/15/26	2,086	2,100
Series AN-4030, REMIC, 1.75%, 04/15/27	3,925	3,956
Series CD-4484, REMIC, 1.75%, 07/15/30	3,177	3,214
Series BA-4642, REMIC, 3.00%, 02/15/41	4,861	5,058
Series A-4734, REMIC, 3.00%, 07/15/42	4,398	4,617
Series FA-4125, REMIC, 1.05%, (1M USD LIBOR + 0.35%), 11/15/42 (a)	3,961	3,881
Series LA-4738, REMIC, 3.00%, 11/15/43	4,751	5,021
Series EA-4824, REMIC, 4.50%, 02/15/45	1,882	1,931

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series CF-4750, REMIC, 1.05%, (1M USD LIBOR + 0.35%), 01/15/48 (a)	7,025	6,885
Federal National Mortgage Association, Inc.
Series 2016-PA-72, REMIC, 3.00%, 07/25/46	3,986	4,256
Series 2014-AF-73, REMIC, 1.40%, (1M USD LIBOR + 0.45%), 11/25/44 (a)	4,560	4,487
Series 2018-FA-64, REMIC, 1.30%, (1M USD LIBOR + 0.35%), 09/25/48 (a)	6,226	6,146
Series 2018-FA-77, REMIC, 1.25%, (1M USD LIBOR + 0.30%), 10/25/48 (a)	5,507	5,418
Government National Mortgage Association
Series 2008-FT-9, REMIC, 1.49%, (1M USD LIBOR + 0.72%), 02/20/38 (a)	1,514	1,512
Series 2011-FJ-156, REMIC, 1.17%, (1M USD LIBOR + 0.40%), 04/20/40 (a)	3,752	3,709
Series 2010-FA-116, REMIC, 1.37%, (1M USD LIBOR + 0.60%), 09/20/40 (a)	4,041	4,018
Series 2019-FK-42, REMIC, 1.22%, (1M USD LIBOR + 0.45%), 04/20/49 (a)	4,019	3,955
		78,556
Sovereign 0.7%
Banco del Estado de Chile
3.88%, 02/08/22 (e)	600	596
Banco Latinoamericano de Comercio Exterior, S.A.
3.25%, 05/07/20 (e)	1,000	1,000
Export-Import Bank of India
3.13%, 07/20/21 (e)	1,000	1,000
Export-Import Bank of Thailand
2.59%, (3M USD LIBOR + 0.90%), 11/20/23 (a) (e)	400	390
2.53%, (3M USD LIBOR + 0.85%), 05/23/24 (a) (e)	400	380
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo
3.38%, 11/05/20 (e)	900	879
Presidencia de la Republica de Colombia
4.38%, 07/12/21	2,500	2,512
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (e)	2,933	2,933
Wakala Global Sukuk Berhad
4.65%, 07/06/21 (e)	500	517
		10,207
Mortgage-Backed Securities 0.3%
Federal National Mortgage Association, Inc.
3.89%, (1Y USD LIBOR + 1.63%), 11/01/42 (a)	1,199	1,220
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (a)	3,054	3,116
		4,336
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (a)	12,209	358
Total Government And Agency Obligations (cost $468,048)		478,597
CORPORATE BONDS AND NOTES 15.6%
Financials 8.0%
AerCap Ireland Limited
4.63%, 10/30/20	1,404	1,328
American Express Company
2.29%, (3M USD LIBOR + 0.65%), 02/27/23 (a)	1,560	1,454
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (b)	1,395	1,400
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	1,570	1,349
B3 S.A. - Brasil, Bolsa, Balcao
5.50%, 07/16/20 (e)	600	594
Banco Bradesco S.A.
5.90%, 01/16/21 (e)	2,500	2,506
2.85%, 01/27/23 (b)	900	854
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (e)	550	528
Banco do Brasil S.A
8.50% (e) (f)	1,600	1,588
Banco Internacional Del Peru S.A.A. - Interbank
8.50%, 04/23/70 (e)	400	400
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.88%, (callable at 100 beginning 07/06/22) (e) (f)	2,500	2,019
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (a) (e)	2,900	2,673
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (e)	750	727
5.95%, 10/01/28 (b)	300	278
Banco Santander-Chile
2.50%, 12/15/20 (e)	250	248
Bangkok Bank Public Company Limited
4.80%, 10/18/20 (e)	1,300	1,320
3.88%, 09/27/22 (e)	600	622
Banistmo S.A.
3.65%, 09/19/22 (e)	2,200	2,044
3.65%, 09/19/22 (b)	500	467
Bank of America Corporation
2.10%, (3M USD LIBOR + 0.79%), 03/05/24 (a)	365	343
Bank of The Philippine Islands
2.50%, 09/10/24 (e)	900	867
Barclays Bank PLC
2.65%, 01/11/21	3,215	3,205
BBVA Bancomer, S.A.
7.25%, 04/22/20 (e)	1,965	1,970
6.75%, 09/30/22 (e)	500	496
5.35%, 11/12/29 (e)	200	181
BDO Unibank, Inc.
2.95%, 03/06/23 (e)	2,250	2,213
BPCE
2.38%, 01/14/25 (b)	1,125	1,040
BTG Pactual Holding S.A.
7.75%, 02/15/29 (b)	800	669
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (e)	1,300	1,153
Capital One Financial Corporation
2.40%, 10/30/20	1,430	1,422
3.20%, 01/30/23	200	202
China National Petroleum Corporation
4.50%, 04/28/21 (e)	500	511
3.95%, 04/19/22 (e)	2,000	2,062
Citigroup Inc.
2.75%, 04/25/22	965	972
2.31%, 11/04/22	480	479
2.60%, (3M USD LIBOR + 1.02%), 06/01/24 (a)	1,080	1,080
CNOOC Finance (2015) Australia Pty Ltd
2.63%, 05/05/20	1,700	1,702
Commonwealth Bank of Australia
2.05%, 09/18/20 (b)	795	794
2.75%, 03/10/22 (b)	833	843
Continental Senior Trust
5.00%, 08/26/22 (e)	1,700	1,696
Credit Suisse Group AG
2.02%, (3M USD LIBOR + 1.24%), 06/12/24 (a) (b)	1,630	1,456
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	1,205	1,177
DBS Group Holdings Ltd
3.60%, (callable at 100 beginning 09/07/21) (e) (f)	2,600	2,392
1.49%, (3M USD LIBOR + 0.49%), 06/08/20 (a) (e)	200	200
2.85%, 04/16/22 (e)	300	308
Ena Norte SA
4.95%, 04/25/23 (e)	1,261	1,251
Global Bank Corporation
4.50%, 10/20/21 (e)	1,200	1,176
4.50%, 10/20/21 (b)	500	488
Goldman Sachs Bank USA
3.20%, 06/05/20	990	987
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (e)	500	477

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Gruposura Finance S.A.
5.70%, 05/18/21 (e)	2,000	1,986
HSBC Holdings PLC
2.69%, (3M USD LIBOR + 1.00%), 05/18/24 (a)	1,580	1,467
Industrial Senior Trust
5.50%, 11/01/22 (e)	700	648
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (g)	427	395
Itau Unibanco Holding S.A.
6.20%, 04/15/20 - 12/21/21 (e)	800	805
5.75%, 01/22/21 (e)	1,500	1,513
J.P. Morgan Chase & Co.
3.21%, 04/01/23	1,580	1,617
Macquarie Bank Limited
2.10%, 10/17/22 (b)	1,730	1,710
Malayan Banking Berhad
3.91%, 10/29/26 (a) (e)	3,100	3,170
Marsh & Mclennan Companies, Inc.
2.57%, (3M USD LIBOR + 1.20%), 12/29/21 (a)	1,275	1,274
Mitsubishi UFJ Financial Group Inc
2.65%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	3,195	2,994
Mizuho Financial Group Inc
2.10%, (3M USD LIBOR + 0.79%), 03/05/23 (a)	3,265	3,044
Morgan Stanley
2.73%, (3M USD LIBOR + 0.93%), 07/22/22 (a)	3,060	2,975
Multibank, Inc.
4.38%, 11/09/22 (e)	1,100	1,017
Oversea-Chinese Banking Corporation Limited
4.25%, 06/19/24 (e)	500	514
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (g)	921	841
Petrobras Global Finance B.V.
4.38%, 05/20/23	2,642	2,519
5.30%, 01/27/25	250	240
Petrobras International Finance Co
5.38%, 01/27/21	600	599
PNC Bank, National Association
2.45%, 11/05/20	485	484
2.03%, 12/09/22	425	423
PNC Funding Corp
3.30%, 03/08/22	575	603
Prudential Financial, Inc.
4.50%, 11/15/20	730	735
3.50%, 05/15/24	2,245	2,382
Santander UK PLC
2.50%, 01/05/21	2,025	2,012
2.10%, 01/13/23 (h)	1,125	1,092
Scotiabank Peru S.A.A.
4.50%, 12/13/27 (e)	1,300	1,239
Sinochem Overseas Capital Co., Ltd.
4.50%, 11/12/20 (e)	700	710
Sparc EM SPC
0.00%, 12/05/22 (b) (g)	634	581
SPARC Limited
0.00%, 12/05/22 (e) (g)	1,902	1,744
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	3,170	3,153
Synchrony Financial
3.75%, 08/15/21	1,615	1,611
Syngenta Finance N.V.
3.70%, 04/24/20 (e) (i)	200	200
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	2,240	2,237
The Royal Bank of Scotland Group Public Limited Company
2.77%, (3M USD LIBOR + 1.55%), 06/25/24 (a)	1,355	1,223
The Toronto-Dominion Bank
3.25%, 06/11/21	1,550	1,578
1.63%, (SOFR + 0.48%), 01/27/23 (a) (h)	350	327
Truist Financial Corporation
2.20%, 03/16/23	1,225	1,223
UBS AG
2.45%, 12/01/20 (b)	1,450	1,444
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (e)	1,100	781
United Overseas Bank Limited
3.50%, 09/16/26 (a) (e)	2,200	2,167
2.88%, 03/08/27 (a)	1,200	1,209
3.75%, 04/15/29 (e)	300	301
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (b)	1,765	1,736
Wells Fargo Bank, National Association
2.60%, 01/15/21	3,215	3,229
		119,963
Energy 1.4%
Continental Resources, Inc.
4.50%, 04/15/23	1,455	800
Delek & Avner (Tamar Bond) Ltd
4.44%, 12/30/20 (b)	940	906
Energy Transfer LP
4.25%, 03/15/23	1,065	956
2.90%, 05/15/25	470	398
Indian Oil Corporation Limited
5.63%, 08/02/21 (e)	700	695
5.75%, 08/01/23 (e)	800	776
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	1,530	1,516
Kinder Morgan, Inc.
3.15%, 01/15/23	1,145	1,132
Marathon Petroleum Corporation
4.75%, 12/15/23	1,495	1,415
Oleoducto Central S.A.
4.00%, 05/07/21 (e)	2,282	2,161
ONGC Videsh Limited
3.75%, 05/07/23 (e)	600	582
ONGC Videsh Vankorneft Pte. Ltd.
2.88%, 01/27/22 (e)	2,450	2,379
Reliance Holding USA, Inc.
4.50%, 10/19/20 (e)	750	746
5.40%, 02/14/22 (e)	2,250	2,297
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,525	1,445
Sinopec Group Overseas Development (2015) Limited
2.50%, 04/28/20 (e)	1,300	1,301
Sinopec Group Overseas Development (2016) Limited
2.00%, 09/29/21 (e)	600	599
Sinopec Group Overseas Development (2017) Limited
2.25%, 09/13/20 (e)	300	300
		20,404
Health Care 1.3%
AbbVie Inc.
3.38%, 11/14/21	1,460	1,486
2.30%, 11/21/22 (b)	785	784
Amgen Inc.
2.70%, 05/01/22	75	76
2.65%, 05/11/22	355	359
3.63%, 05/15/22	1,010	1,043
1.90%, 02/21/25	805	787
Anthem, Inc.
2.50%, 11/21/20	2,765	2,755
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	1,615	1,618
3.50%, 08/17/23	275	288
Bristol-Myers Squibb Company
2.88%, 08/15/20 (b)	1,220	1,224
2.60%, 05/16/22 (b)	400	408
Cardinal Health, Inc.
2.62%, 06/15/22	3,140	3,153
Cigna Holding Company
3.40%, 09/17/21	990	1,006
CVS Health Corporation
3.70%, 03/09/23	540	559
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	195	197
2.88%, 06/01/22	1,490	1,532

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	1,440	1,462
		18,737
Industrials 1.1%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (e)	1,750	1,623
3.38%, 07/24/24 (e)	500	419
Carrier Global Corporation
1.92%, 02/15/23 (b)	1,610	1,584
Cintas Corporation No. 2
2.90%, 04/01/22	1,480	1,475
Delta Air Lines, Inc.
3.40%, 04/19/21	1,590	1,472
General Electric Company
2.70%, 10/09/22	1,590	1,563
HPHT Finance (19) Limited
2.88%, 11/05/24 (e)	1,000	1,028
LATAM Finance Limited
6.88%, 04/11/24 (e)	1,050	423
Northrop Grumman Corporation
2.08%, 10/15/20	1,505	1,491
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (b)	1,630	1,580
Republic Services, Inc.
2.50%, 08/15/24	1,540	1,557
Union Pacific Corporation
3.20%, 06/08/21	1,600	1,609
		15,824
Consumer Staples 0.9%
BAT Capital Corp.
2.76%, 08/15/22	1,450	1,430
CK Hutchison International (17) (II) Limited
2.25%, 09/29/20 (e)	242	243
General Mills, Inc.
3.15%, 12/15/21	1,510	1,528
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (e) (f)	1,500	1,398
4.88%, 06/30/20 (e)	338	340
4.50%, 01/25/22 (e)	900	903
JBS Investments GmbH
6.25%, 02/05/23 (e)	268	267
JBS Investments II GmbH
7.00%, 01/15/26 (b)	200	200
Marfrig Holdings (Europe) B.V.
7.00%, 03/15/24 (e)	2,392	2,126
Mondelez International, Inc.
3.00%, 05/07/20	2,635	2,638
3.63%, 05/07/23	500	520
Reynolds American Inc.
3.25%, 06/12/20	1,040	1,043
4.00%, 06/12/22	610	618
		13,254
Communication Services 0.8%
AT&T Inc.
2.80%, 02/17/21	3,055	3,060
Axiata SPV2 Berhad
3.47%, 11/19/20 (e)	3,700	3,732
Colombia Telecomunicaciones, S.A. ESP
5.38%, 09/27/22 (e)	500	479
Comcel Trust
6.88%, 02/06/24 (e)	200	197
Digicel Group Limited
8.25%, 09/30/22 (b)	400	66
9.13%, 04/01/24 (b) (j)	203	22
Millicom International Cellular SA
6.00%, 03/15/25 (e)	1,300	1,196
Telefonica Chile S.A.
3.88%, 10/12/22 (e)	1,800	1,799
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (e)	2,100	1,918
		12,469
Materials 0.8%
Andina Acquisition Corporation
8.20%, 01/31/22 (e)	900	758
CEMEX S.A.B. de C.V.
6.13%, 05/05/25 (e)	1,700	1,445
7.75%, 04/16/26 (e)	400	353
CNAC (HK) Finbridge Company Limited
3.50%, 07/19/22 (e)	1,800	1,796
Corporacion Nacional del Cobre de Chile
3.88%, 11/03/21 (e)	200	203
DuPont de Nemours, Inc.
3.77%, 11/15/20	925	928
4.21%, 11/15/23	150	158
Freeport-McMoRan Inc.
3.55%, 03/01/22	900	870
4.55%, 11/14/24	1,300	1,225
Inversiones CMPC S.A.
4.50%, 04/25/22 (e)	1,000	977
Southern Copper Corporation
5.38%, 04/16/20	1,800	1,802
3.50%, 11/08/22	200	196
UPL Corporation Limited
3.25%, 10/13/21 (e)	1,400	1,337
Vedanta Resources Limited
7.13%, 05/31/23 (e)	500	195
		12,243
Utilities 0.5%
AES Gener S.A.
5.00%, 07/14/25 (e)	200	177
7.13%, 03/26/79 (e)	800	618
7.13%, 03/26/79 (b)	500	386
Colbun S.A.
4.50%, 07/10/24 (e)	551	557
Consolidated Edison, Inc.
2.00%, 05/15/21	505	499
DTE Energy Company
2.25%, 11/01/22	705	695
2.53%, 10/01/24 (c)	695	678
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (e)	400	364
Empresa Electrica Angamos S.A
4.88%, 05/25/29 (e)	330	314
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	1,230	1,231
Pampa Energia S.A.
7.38%, 07/21/23 (e)	350	226
PSEG Power LLC
3.85%, 06/01/23	1,535	1,565
PT Indonesia Power
5.50%, 11/22/21 (e)	500	502
The Israel Electric Corporation Ltd.
6.88%, 06/21/23 (e)	300	329
		8,141
Information Technology 0.4%
Analog Devices, Inc.
2.95%, 01/12/21	1,580	1,574
Microchip Technology Incorporated
3.92%, 06/01/21	1,455	1,434
Oracle Corporation
2.50%, 04/01/25	895	914
Paypal Holdings, Inc.
2.20%, 09/26/22	1,305	1,293
		5,215
Real Estate 0.2%
Simon Property Group, L.P.
2.00%, 09/13/24	1,625	1,560
Welltower Inc.
3.63%, 03/15/24	1,630	1,626
		3,186
Consumer Discretionary 0.2%
eBay Inc.
2.75%, 01/30/23	1,605	1,590

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hyundai Capital America
2.85%, 11/01/22 (b)	1,480	1,495
		3,085
Total Corporate Bonds And Notes (cost $242,629)		232,521
SENIOR LOAN INTERESTS 4.1%
Consumer Discretionary 0.7%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (a)	771	709
Allied Universal Holdco LLC
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/18/26 (a)	340	313
2019 Term Loan B, 5.90%, (1M LIBOR + 4.25%), 06/27/26 (a)	34	31
Alterra Mountain Company
Term Loan B1, 4.35%, (1M LIBOR + 2.75%), 06/28/24 (a)	525	472
American Tire Distributors Holdings, Inc.
2015 Term Loan, 9.10%, (1M LIBOR + 7.50%), 10/01/21 (a)	203	134
2015 Term Loan, 9.44%, (3M LIBOR + 7.50%), 10/01/21 (a)	26	17
Aramark Services, Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 03/01/25 (a)	440	409
2019 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 12/04/26 (a)	185	171
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (a)	118	99
Caesars Entertainment Operating Company
Exit Term Loan, 3.60%, (1M LIBOR + 2.00%), 04/03/24 (a)	639	516
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 08/16/24 (a)	240	149
Comet Acquisition, Inc.
Term Loan, 5.11%, (3M LIBOR + 3.50%), 10/23/25 (a)	104	83
Dealer Tire, LLC
2020 Term Loan B, 5.24%, (1M LIBOR + 4.25%), 12/19/25 (a)	50	41
Dhanani Group Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 06/22/25 (a) (k)	219	180
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (a)	264	191
FrontDoor Inc
2018 Term Loan B, 4.12%, (1M LIBOR + 2.50%), 08/16/25 (a)	174	165
Getty Images, Inc.
2019 USD Term Loan B, 6.13%, (1M LIBOR + 4.50%), 02/13/26 (a)	304	240
GOBP Holdings, Inc.
2020 Term Loan B, 3.95%, (3M LIBOR + 2.75%), 10/22/25 (a)	507	468
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (a)	220	170
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (a)	257	199
Hayward Industries, Inc.
1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/04/24 (a)	120	94
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.70%, (1M LIBOR + 1.75%), 10/25/23 (a)	760	719
IAA, Inc.
Term Loan B, 3.88%, (1M LIBOR + 2.25%), 05/22/26 (a)	126	119
IRB Holding Corp
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (a)	383	294
KAR Auction Services, Inc.
2019 Term Loan B6, 3.19%, (1M LIBOR + 2.25%), 09/13/26 (a)	149	137
Kestrel Bidco Inc.
Term Loan B, 4.00%, (1M LIBOR + 3.00%), 07/31/26 (a)	344	262
Life Time Fitness Inc
2017 Term Loan B, 4.36%, (3M LIBOR + 2.75%), 06/22/22 (a)	455	334
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 03/15/25 (a)	34	27
Term Loan, 4.85%, (3M LIBOR + 3.25%), 03/15/25 (a)	274	217
Mister Car Wash Holdings, Inc.
2019 Delayed Draw Term Loan, 3.25%, (1M LIBOR + 3.25%), 05/08/26 (a)	5	4
2019 Term Loan B, 3.86%, (1M LIBOR + 3.25%), 05/08/26 (a)	408	334
Motion Finco Sarl
USD Term Loan B1, 4.94%, (3M LIBOR + 3.25%), 10/11/26 (a)	115	92
Term Loan, 0.00%, 10/31/26 (a) (l)	—	—
Delayed Draw Term Loan B2, 4.90%, (3M LIBOR + 3.25%), 10/31/26 (a)	15	12
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (a)	166	151
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (a)	145	117
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 2.25%), 08/15/25 (a)	124	93
Playa Resorts Holding B.V.
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/07/24 (a)	199	135
ServiceMaster Company
2019 Term Loan D, 3.38%, (1M LIBOR + 1.75%), 10/31/26 (a)	125	118
SIWF Holdings Inc.
1st Lien Term Loan, 5.85%, (6M LIBOR + 4.25%), 05/25/25 (a)	149	130
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 04/09/26 (a)	437	380
SMG US Midco 2, Inc.
2020 Term Loan, 3.43%, (3M LIBOR + 2.50%), 01/23/25 (a)	401	337
Staples, Inc.
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (a)	231	182
STG-Fairway Holdings, LLC
Term Loan B, 5.10%, (6M LIBOR + 3.50%), 01/22/27 (a)	90	76
Tamko Building Products, LLC
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 05/15/26 (a)	184	171
Travel Leaders Group, LLC
2018 Term Loan B, 4.96%, (1M LIBOR + 4.00%), 01/25/24 (a)	330	248
Wand NewCo 3, Inc.
2020 Term Loan, 4.07%, (6M LIBOR + 3.00%), 02/05/26 (a)	352	314
WHATABRANDS LLC
2020 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 08/02/26 (a)	328	269
		10,123
Information Technology 0.6%
Access CIG, LLC
2018 1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 02/14/25 (a)	344	278
Almonde, Inc.
USD 2nd Lien Term Loan , 9.03%, (3M LIBOR + 7.25%), 04/27/25 (a)	180	134
Avaya, Inc.
2018 Term Loan B, 4.95%, (1M LIBOR + 4.25%), 12/14/24 (a)	314	266

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 05/31/25 (a)	447	361
Bright Bidco B.V.
2018 Term Loan B, 5.10%, (6M LIBOR + 3.50%), 06/28/24 (a)	90	32
2018 Term Loan B, 5.44%, (6M LIBOR + 3.50%), 06/28/24 (a)	184	66
Colorado Buyer Inc
Term Loan B, 4.62%, (1M LIBOR + 3.00%), 03/15/24 (a)	318	204
Cvent, Inc.
1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 11/30/24 (a)	452	320
Dynatrace LLC
2018 1st Lien Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/08/25 (a)	132	123
Emerald TopCo Inc
Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/16/26 (a)	289	263
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 07/24/24 (a)	211	148
Flexera Software LLC
2018 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 01/24/25 (a)	349	313
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.24%, (1M LIBOR + 3.25%), 07/01/24 (a)	393	363
2017 2nd Lien Term Loan, 8.60%, (1M LIBOR + 7.00%), 05/24/25 (a)	139	123
Informatica LLC
2020 USD Term Loan B, 4.86%, (1M LIBOR + 3.25%), 02/19/27 (a)	165	142
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.11%, (3M LIBOR + 4.50%), 11/06/25 (a)	189	149
KBR, Inc.
2020 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/03/27 (a)	237	207
Kronos Incorporated
2017 Term Loan B, 4.76%, (3M LIBOR + 3.00%), 11/01/23 (a)	458	416
Mitchell International, Inc.
2017 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 11/21/24 (a)	399	330
2017 2nd Lien Term Loan, 8.85%, (1M LIBOR + 7.25%), 12/01/25 (a)	90	68
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.02%, (1M LIBOR + 4.50%), 07/13/25 (a)	193	132
NCR Corporation
2019 Term Loan, 4.11%, (1M LIBOR + 2.50%), 04/12/25 (a)	130	117
ON Semiconductor Corporation
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/13/26 (a)	129	121
Presidio, Inc.
2020 Term Loan B, 5.28%, (3M LIBOR + 3.50%), 12/19/26 (a)	75	70
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.38%, (6M LIBOR + 3.50%), 04/26/24 (a)	565	508
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (a)	303	278
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (a)	381	364
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/21/25 (a)	500	413
Science Applications International Corporation
2020 Incremental Term Loan B, 3.18%, (1M LIBOR + 2.25%), 03/05/27 (a)	190	178
Severin Acquisition, LLC
2018 Term Loan B, 4.74%, (3M LIBOR + 3.00%), 06/15/25 (a)	441	377
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (a)	428	405
SS&C Technologies Inc.
2018 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 04/16/25 (a)	436	406
Surf Holdings, LLC
USD Term Loan , 4.81%, (3M LIBOR + 3.50%), 01/15/27 (a)	440	389
Tibco Software Inc.
2020 Term Loan B, 5.11%, (1M LIBOR + 3.75%), 07/03/26 (a)	165	155
2020 2nd Lien Term Loan, 8.66%, (1M LIBOR + 7.25%), 02/14/28 (a)	40	37
Ultimate Software Group Inc(The)
Term Loan B, 4.74%, (1M LIBOR + 3.75%), 04/08/26 (a)	323	300
Vertafore, Inc.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 06/04/25 (a)	356	312
VS Buyer, LLC
Term Loan B, 4.86%, (3M LIBOR + 3.25%), 02/19/27 (a)	180	172
Web.com Group, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (a) (l)	25	20
2018 Term Loan B, 4.95%, (3M LIBOR + 3.75%), 09/17/25 (a)	193	157
		9,217
Health Care 0.6%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.10%, (1M LIBOR + 2.50%), 02/16/23 (a)	204	185
Agiliti Health, Inc
Term Loan, 4.62%, (1M LIBOR + 3.00%), 10/18/25 (a) (k)	263	251
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (a)	394	274
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (a)	480	446
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (a)	372	346
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 4.74%, (1M LIBOR + 3.75%), 07/23/25 (a)	398	296
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (a)	116	109
Term Loan B, 3.36%, (1M LIBOR + 2.75%), 11/26/25 (a)	357	337
Catalent Pharma Solutions Inc.
Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 05/10/26 (a)	254	246
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/07/23 (a)	207	183
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/09/25 (a)	365	282
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (a) (l)	210	198
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (a)	412	208
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.68%, (3M LIBOR + 2.00%), 11/15/27 (a)	534	503
HC Group Holdings II, Inc.
Term Loan B, 6.10%, (1M LIBOR + 4.50%), 05/22/26 (a)	525	431
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (1M LIBOR + 1.75%), 01/17/25 (a)	504	454

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (a)	623	593
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.63%, (1M LIBOR + 5.00%), 06/21/25 (a)	311	256
MED ParentCo LP
1st Lien Delayed Draw Term Loan, 5.18%, (1M LIBOR + 4.25%), 08/01/26 (a)	13	11
1st Lien Delayed Draw Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (a)	8	6
1st Lien Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (a)	143	119
1st Lien Delayed Draw Term Loan, 6.19%, (1M LIBOR + 4.25%), 08/01/26 (a)	4	4
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (a)	351	309
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (a)	358	304
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.98%, (3M LIBOR + 4.25%), 06/28/25 (a)	161	131
2018 1st Lien Term Loan B, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (a)	187	153
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (a)	204	188
Rockwood Service Corporation
2020 Term Loan, 5.85%, (3M LIBOR + 4.25%), 12/21/26 (a) (k)	15	13
Select Medical Corporation
2017 Term Loan B, 3.43%, (3M LIBOR + 2.50%), 03/06/25 (a)	507	480
Sotera Health Holdings, LLC
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 11/19/26 (a)	430	372
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 06/19/25 (a)	519	455
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (a)	214	134
Upstream Newco, Inc.
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 10/21/26 (a) (k)	170	138
Wink Holdco, Inc
1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 11/02/24 (a)	455	381
Zelis Healthcare Corporation
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (a)	125	115
		8,911
Industrials 0.5%
Achilles Acquisition LLC
2018 Term Loan , 5.63%, (1M LIBOR + 4.00%), 10/13/25 (a)	253	220
Advanced Drainage Systems, Inc.
Term Loan B, 3.81%, (1M LIBOR + 2.25%), 09/18/26 (a)	130	119
Amentum Government Services Holdings LLC
Term Loan B, 5.76%, (1M LIBOR + 4.00%), 01/24/27 (a)	85	78
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (a)	105	83
Term Loan, 0.00%, (3M LIBOR + 4.25%), 06/17/24 (a) (l)	—	—
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (a)	119	95
Camelot U.S. Acquisition 1 Co.
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 10/31/26 (a)	464	436
Compass Power Generation LLC
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/20/24 (a)	362	323
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 10/25/25 (a)	223	181
Dun & Bradstreet Corporation (The)
Term Loan, 4.96%, (1M LIBOR + 4.00%), 02/06/26 (a)	439	393
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (a)	84	66
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (a)	155	123
EAB Global, Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (a)	418	340
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/16/24 (a)	446	382
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (a)	464	401
Gates Global LLC
Term Loan, 0.00%, (1M LIBOR + 2.75%), 04/01/24 (a) (l)	135	116
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (a)	295	281
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/05/27 (a)	150	140
Lineage Logistics Holdings, LLC
2018 Term Loan , 4.60%, (1M LIBOR + 3.00%), 02/27/25 (a)	119	111
Minotaur Acquisition, Inc.
Term Loan B, 6.60%, (1M LIBOR + 5.00%), 02/27/26 (a)	527	434
NCI Building Systems, Inc.
2018 Term Loan , 4.56%, (1M LIBOR + 3.75%), 04/12/25 (a)	195	165
Pike Corporation
2019 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 07/24/26 (a)	192	177
PODS, LLC
2018 1st Lien Term Loan, 4.41%, (1M LIBOR + 2.75%), 11/21/24 (a)	451	399
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (a)	299	267
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (a)	403	380
Southern Graphics, Inc.
2018 Term Loan B, 4.85%, (3M LIBOR + 3.25%), 12/31/22 (a)	181	92
Syncreon Group B.V.
2019 First Out Term Loan, 6.60%, (6M LIBOR + 5.00%), 10/01/24 (a)	87	74
2019 Second Out Term Loan, 7.60%, (3M LIBOR + 6.00%), 04/01/25 (a)	155	101
Titan Acquisition Limited
2018 Term Loan B, 4.60%, (3M LIBOR + 3.00%), 03/16/25 (a)	302	246
TransDigm, Inc.
2020 Term Loan F, 3.24%, (1M LIBOR + 2.25%), 06/09/23 (a)	604	549
USIC Holdings, Inc.
2017 Term Loan B, 4.85%, (1M LIBOR + 3.25%), 12/09/23 (a)	355	299
WP CPP Holdings, LLC
2018 Term Loan , 5.53%, (3M LIBOR + 3.75%), 04/30/25 (a)	501	376
		7,447
Communication Services 0.5%
Altice France S.A.
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (a)	236	224

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cengage Learning, Inc.
2016 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/07/23 (a)	352	284
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (a)	274	255
Cincinnati Bell, Inc.
2017 Term Loan, 4.85%, (1M LIBOR + 3.25%), 10/02/24 (a)	193	184
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/08/26 (a)	80	67
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (a)	195	152
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (a)	269	256
2018 Incremental Term Loan, 2.86%, (1M LIBOR + 2.25%), 01/31/26 (a)	129	123
2019 Term Loan B5, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (a)	354	338
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (a)	85	65
Digicel International Finance Limited
2017 Term Loan B, 4.87%, (3M LIBOR + 3.25%), 05/27/24 (a)	59	45
GoodRx, Inc.
1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 10/10/25 (a)	439	407
Gray Television, Inc.
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (a)	651	603
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 4.24%, (1M LIBOR + 3.25%), 12/01/23 (a)	473	440
GTT Communications, Inc.
2018 USD Term Loan B, 3.74%, (1M LIBOR + 2.75%), 04/27/25 (a)	249	174
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (a)	209	175
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (a)	266	243
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (a)	663	617
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (a)	184	160
PUG LLC
USD Term Loan , 5.17%, (1M LIBOR + 3.50%), 01/31/27 (a) (k)	130	110
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (m) (n)	448	334
2020 DIP Term Loan, 7.70%, (1M LIBOR + 7.00%), 12/31/48 (a) (k)	78	72
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 06/20/24 (a)	394	303
Sinclair Television Group Inc.
Term Loan B2B, 3.21%, (1M LIBOR + 2.50%), 07/18/26 (a)	652	613
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (a)	226	49
Telesat Canada
Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 11/22/26 (a)	234	223
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (a)	140	123
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (a)	123	104
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (a)	695	639
Ziggo Financing Partnership
USD Term Loan I, 3.20%, (1M LIBOR + 2.50%), 04/17/28 (a)	60	56
		7,438
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (a)	459	404
Alera Group Holdings, Inc.
2018 Term Loan B, 6.10%, (1M LIBOR + 4.00%), 07/26/25 (a)	412	356
AlixPartners, LLP
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	323	308
Alliant Holdings Intermediate, LLC
Term Loan B, 3.86%, (1M LIBOR + 3.25%), 05/10/25 (a)	457	415
Asurion LLC
2017 2nd Lien Term Loan, 8.10%, (1M LIBOR + 6.50%), 08/04/25 (a)	110	100
Blackstone CQP Holdco LP
Term Loan B, 4.62%, (3M LIBOR + 3.50%), 05/29/24 (a)	441	343
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.78%, (3M LIBOR + 3.00%), 10/04/24 (a)	445	382
Deerfield Dakota Holding, LLC
2018 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/04/24 (a)	350	343
Duff & Phelps, LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/05/27 (a) (k) (l)	325	273
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (a)	440	371
Gulf Finance, LLC
Term Loan B, 6.84%, (1M LIBOR + 5.25%), 08/25/23 (a)	235	117
Term Loan B, 7.20%, (3M LIBOR + 5.25%), 08/25/23 (a)	142	71
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (a)	178	145
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 03/20/25 (a)	112	100
RPI 2019 Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (1M LIBOR + 1.75%), 02/07/27 (a)	234	216
RPI Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (3M LIBOR + 1.75%), 02/07/27 (a)	232	214
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 11/06/25 (a)	451	397
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.75%), 02/08/23 (a)	464	370
Trans Union, LLC
2019 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 11/13/26 (a)	116	111
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (a)	269	172
UGI Energy Services, LLC
Term Loan B, 5.35%, (1M LIBOR + 3.75%), 08/01/26 (a) (k)	203	172
Victory Capital Holdings, Inc.
2020 Term Loan B, 4.02%, (1M LIBOR + 2.50%), 07/01/26 (a)	170	147
		5,527

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Materials 0.3%
Aleris International, Inc.
2018 Term Loan , 6.35%, (1M LIBOR + 4.75%), 04/15/23 (a)	404	359
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (a) (k) (l)	215	194
Avantor Funding, Inc.
USD Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 09/22/24 (a)	187	175
Berry Global, Inc.
Term Loan W, 2.86%, (3M LIBOR + 2.00%), 10/01/22 (a)	57	54
Charter NEX US, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/24 (a) (l)	105	91
Charter NEX US, Inc.
Incremental Term Loan, 4.49%, (1M LIBOR + 3.50%), 05/16/24 (a)	157	136
Cyanco Intermediate Corporation
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 03/07/25 (a)	124	104
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (a)	298	221
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (a)	231	209
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (a)	9	8
2018 Incremental Term Loan, 5.16%, (3M LIBOR + 3.25%), 06/20/25 (a)	205	186
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (a)	245	202
GrafTech Finance, Inc.
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 02/01/25 (a)	397	341
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (a)	184	153
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (a)	212	146
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	162	143
Phoenix Services International, LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 01/29/25 (a)	130	104
Pregis TopCo Corporation
1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 07/25/26 (a)	314	272
Pro Mach Group, Inc.
2018 Term Loan B, 3.68%, (1M LIBOR + 2.75%), 03/07/25 (a)	234	186
Solenis Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (a) (l)	—	—
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (a)	1	1
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	398	313
2018 2nd Lien Term Loan, 10.11%, (3M LIBOR + 8.50%), 06/18/26 (a)	20	13
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (a)	208	185
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.60%, (3M LIBOR + 3.25%), 10/05/24 (a)	214	175
Univar Solutions Inc.
2019 USD Term Loan B5, 3.60%, (3M LIBOR + 2.00%), 11/08/26 (a)	85	74
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 10/20/24 (a)	108	80
2017 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 10/20/24 (a)	98	73
		4,198
Consumer Staples 0.2%
CHG PPC Parent LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/16/25 (a)	452	403
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.87%, (3M LIBOR + 4.00%), 07/22/20 (a)	343	280
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (a)	260	246
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.69%), 05/17/25 (a)	309	256
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (a)	708	659
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (1M LIBOR + 4.00%), 08/26/22 (a)	405	359
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (a)	170	159
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (3M LIBOR + 4.25%), 07/12/26 (a)	110	98
United Natural Foods, Inc.
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 10/22/25 (a)	200	170
US Foods, Inc.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 08/14/26 (a)	657	596
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (a)	491	461
		3,687
Energy 0.2%
American Airlines, Inc.
2017 1st Lien Term Loan, 2.69%, (1M LIBOR + 1.75%), 10/10/21 (a)	90	73
2017 Incremental Term Loan, 2.70%, (1M LIBOR + 2.00%), 12/14/23 (a)	485	381
Brazos Delaware II, LLC
Term Loan B, 4.92%, (1M LIBOR + 4.00%), 05/16/25 (a)	393	198
Buckeye Partners, L.P.
2019 Term Loan B, 4.27%, (1M LIBOR + 2.75%), 10/10/26 (a)	275	251
Covia Holdings Corporation
Term Loan, 5.87%, (3M LIBOR + 4.00%), 05/17/25 (a)	182	82
EG America LLC
2018 USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 06/30/25 (a)	211	153
ExGen Renewables IV, LLC
Term Loan B, 4.62%, (3M LIBOR + 3.00%), 11/15/24 (a)	161	144
Foresight Energy, LLC
2020 DIP New Money Term Loan, 13.00%, (3M LIBOR + 11.00%), 09/10/20 (a) (k)	48	46
2017 1st Lien Term Loan, 0.00%, 03/16/22 (m) (n)	577	75
Frontera Generation Holdings LLC
2018 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/25/25 (a)	193	140
Gavilan Resources, LLC
2nd Lien Term Loan, 6.99%, (1M LIBOR + 6.00%), 02/24/24 (a)	125	11
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (a)	379	227
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 01/31/25 (a)	393	218

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, 04/04/25 (m) (n)	142	40
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 02/28/25 (a)	239	198
Prairie ECI Acquiror LP
Term Loan B, 6.20%, (3M LIBOR + 4.75%), 03/07/26 (a)	177	90
		2,327
Real Estate 0.1%
ESH Hospitality, Inc.
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/18/26 (a)	464	409
Forest City Enterprises, L.P.
2019 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/13/25 (a) (k)	410	348
Iron Mountain, Inc.
2018 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/02/26 (a)	662	622
VICI Properties 1 LLC
Replacement Term Loan B, 2.67%, (1M LIBOR + 1.75%), 12/13/24 (a)	660	605
		1,984
Utilities 0.0%
Calpine Corporation
2019 Term Loan B10, 2.99%, (1M LIBOR + 2.00%), 08/02/26 (a)	40	37
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (a)	144	136
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (a)	602	570
		743
Total Senior Loan Interests (cost $72,890)		61,602
SHORT TERM INVESTMENTS 10.6%
Investment Companies 10.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (o) (p)	157,972	157,972
Total Short Term Investments (cost $157,972)		157,972
Total Investments 112.2% (cost $1,778,416)		1,674,644
Other Derivative Instruments (22.7)%		(338,201)
Other Assets and Liabilities, Net 10.5%		155,445
Total Net Assets 100.0%		1,491,888

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $98,164 and 6.6% of the Fund.

(c) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Perpetual security. Next contractual call date presented, if applicable.

(g) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(h) Convertible security.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(k) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Non-income producing security.

(n) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	1,784	1,623	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/10/20	506	419	—
AES Gener S.A., 5.00%, 07/14/25	01/10/20	210	177	—
AES Gener S.A., 7.13%, 03/26/79	05/07/19	832	618	—
Andina Acquisition Corporation, 8.20%, 01/31/22	01/08/19	924	758	0.1
Axiata SPV2 Berhad, 3.47%, 11/19/20	07/14/17	3,720	3,732	0.3
B3 S.A. - Brasil, Bolsa, Balcao, 5.50%, 07/16/20	07/10/19	605	594	—
Banco Bradesco S.A., 5.90%, 01/16/21	06/25/19	2,556	2,506	0.2
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	561	528	—
Banco del Estado de Chile, 3.88%, 02/08/22	07/12/17	612	596	—
Banco do Brasil S.A, 8.50%	07/29/19	1,645	1,588	0.1
Banco Internacional Del Peru S.A.A. - Interbank, 8.50%, 04/23/70	02/21/20	401	400	—
Banco Latinoamericano de Comercio Exterior, S.A., 3.25%, 05/07/20	06/13/16	1,001	1,000	0.1
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.88%, callable at 100 beginning 07/06/22	08/21/18	2,471	2,019	0.1
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	08/28/18	2,867	2,673	0.2
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	01/29/20	782	727	0.1
Banco Santander-Chile, 2.50%, 12/15/20	09/11/19	250	248	—
Bangkok Bank Public Company Limited, 4.80%, 10/18/20	07/26/19	1,316	1,320	0.1
Bangkok Bank Public Company Limited, 3.88%, 09/27/22	09/23/19	619	622	0.1
Banistmo S.A., 3.65%, 09/19/22	01/10/20	2,245	2,044	0.1
Bank of The Philippine Islands, 2.50%, 09/10/24	01/10/20	896	867	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
BBVA Bancomer, S.A., 7.25%, 04/22/20	07/12/19	1,970	1,970	0.1
BBVA Bancomer, S.A., 6.75%, 09/30/22	07/17/18	522	496	—
BBVA Bancomer, S.A., 5.35%, 11/12/29	04/04/19	194	181	—
BDO Unibank, Inc., 2.95%, 03/06/23	01/10/20	2,280	2,213	0.2
C&W Senior Financing Designated Activity Company, 7.50%, 10/15/26	04/02/19	1,335	1,153	0.1
CEMEX S.A.B. de C.V., 6.13%, 05/05/25	02/20/19	1,751	1,445	0.1
CEMEX S.A.B. de C.V., 7.75%, 04/16/26	02/11/19	422	353	—
China National Petroleum Corporation, 4.50%, 04/28/21	05/16/17	510	511	—
China National Petroleum Corporation, 3.95%, 04/19/22	03/31/17	2,045	2,062	0.1
CK Hutchison International (17) (II) Limited, 2.25%, 09/29/20	07/11/19	242	243	—
CNAC (HK) Finbridge Company Limited, 3.50%, 07/19/22	01/14/20	1,833	1,796	0.1
Colbun S.A., 4.50%, 07/10/24	01/28/20	585	557	—
Colombia Telecomunicaciones, S.A. ESP, 5.38%, 09/27/22	07/24/19	502	479	—
Comcel Trust, 6.88%, 02/06/24	10/28/19	204	197	—
Continental Senior Trust, 5.00%, 08/26/22	04/17/18	1,745	1,696	0.1
Corporacion Nacional del Cobre de Chile, 3.88%, 11/03/21	07/02/19	204	203	—
DBS Group Holdings Ltd, 3.60%, callable at 100 beginning 09/07/21	10/26/16	2,571	2,392	0.2
DBS Group Holdings Ltd, 1.49%, 06/08/20	06/28/19	200	200	—
DBS Group Holdings Ltd, 2.85%, 04/16/22	10/15/19	304	308	—
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	423	364	—
Empresa Electrica Angamos S.A, 4.88%, 05/25/29	01/10/20	344	314	—
Ena Norte SA, 4.95%, 04/25/23	10/02/15	1,269	1,251	0.1
Export-Import Bank of India, 3.13%, 07/20/21	07/12/16	1,006	1,000	0.1
Export-Import Bank of Thailand, 2.59%, 11/20/23	08/26/19	402	390	—
Export-Import Bank of Thailand, 2.53%, 05/23/24	08/22/19	401	380	—
Global Bank Corporation, 4.50%, 10/20/21	12/08/16	1,218	1,176	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	11/06/18	495	477	—
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	03/13/19	1,539	1,398	0.1
Grupo Bimbo S.A.B. de C.V., 4.88%, 06/30/20	07/23/19	340	340	—
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	933	903	0.1
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	2,064	1,986	0.1
HPHT Finance (19) Limited, 2.88%, 11/05/24	01/14/20	1,013	1,028	0.1
Indian Oil Corporation Limited, 5.63%, 08/02/21	06/23/17	724	695	0.1
Indian Oil Corporation Limited, 5.75%, 08/01/23	10/02/18	830	776	0.1
Industrial Senior Trust, 5.50%, 11/01/22	05/04/16	692	648	0.1
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	395	395	—
Inversiones CMPC S.A., 4.50%, 04/25/22	02/24/17	1,016	977	0.1
Itau Unibanco Holding S.A., 6.20%, 04/15/20	07/31/19	400	401	—
Itau Unibanco Holding S.A., 5.75%, 01/22/21	07/12/19	1,531	1,513	0.1
Itau Unibanco Holding S.A., 6.20%, 12/21/21	05/24/18	407	404	—
JBS Investments GmbH, 6.25%, 02/05/23	11/07/18	265	267	—
LATAM Finance Limited, 6.88%, 04/11/24	03/18/19	1,071	423	—
Malayan Banking Berhad, 3.91%, 10/29/26	10/23/17	3,134	3,170	0.2
Marfrig Holdings (Europe) B.V., 7.00%, 03/15/24	01/22/19	2,432	2,126	0.2
Millicom International Cellular SA, 6.00%, 03/15/25	01/24/19	1,322	1,196	0.1
Multibank, Inc., 4.38%, 11/09/22	04/18/19	1,133	1,017	0.1
Nacional Financiera, S.N.C., Institucion de Banca de Desarrollo, 3.38%, 11/05/20	06/27/19	903	879	0.1
Oleoducto Central S.A., 4.00%, 05/07/21	05/25/18	2,286	2,161	0.2
ONGC Videsh Limited, 3.75%, 05/07/23	10/16/19	615	582	—
ONGC Videsh Vankorneft Pte. Ltd., 2.88%, 01/27/22	01/17/17	2,451	2,379	0.2
Oversea-Chinese Banking Corporation Limited, 4.25%, 06/19/24	12/10/19	530	514	—
Pampa Energia S.A., 7.38%, 07/21/23	08/03/18	334	226	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/20/16	813	841	0.1
Presidencia de la Republica Dominicana, 7.50%, 05/06/21	05/12/17	3,031	2,933	0.2
PT Indonesia Power, 5.50%, 11/22/21	06/26/19	522	502	—
Reliance Holding USA, Inc., 4.50%, 10/19/20	01/17/18	757	746	0.1
Reliance Holding USA, Inc., 5.40%, 02/14/22	02/13/17	2,345	2,297	0.2
Scotiabank Peru S.A.A., 4.50%, 12/13/27	09/16/19	1,342	1,239	0.1
Sinochem Overseas Capital Co., Ltd., 4.50%, 11/12/20	08/06/19	709	710	0.1
Sinopec Group Overseas Development (2015) Limited, 2.50%, 04/28/20	07/02/19	1,300	1,301	0.1
Sinopec Group Overseas Development (2016) Limited, 2.00%, 09/29/21	05/12/17	595	599	—
Sinopec Group Overseas Development (2017) Limited, 2.25%, 09/13/20	08/12/19	300	300	—
SPARC Limited, 0.00%, 12/05/22	10/03/17	1,824	1,744	0.1
Syngenta Finance N.V., 3.70%, 04/24/20	07/18/19	200	200	—
Telefonica Chile S.A., 3.88%, 10/12/22	01/05/17	1,830	1,799	0.1
The Israel Electric Corporation Ltd., 6.88%, 06/21/23	08/21/18	323	329	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/15/18	1,096	781	0.1
United Overseas Bank Limited, 3.50%, 09/16/26	04/27/16	2,212	2,167	0.2
United Overseas Bank Limited, 3.75%, 04/15/29	10/04/19	312	301	—
UPL Corporation Limited, 3.25%, 10/13/21	11/28/17	1,384	1,337	0.1
Vedanta Resources Limited, 7.13%, 05/31/23	01/16/19	487	195	—
VTR GlobalCom S.p.A., 6.88%, 01/15/24	10/02/18	2,121	1,918	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/DoubleLine Shiller Enhanced CAPE Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Wakala Global Sukuk Berhad, 4.65%, 07/06/21	09/18/19	516	517	—
		104,159	98,026	6.6

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/DoubleLine Shiller Enhanced CAPE Fund
MED ParentCo LP - 1st Lien Delayed Draw Term Loan	11	(2)
	11	(2)

JNL/DoubleLine Shiller Enhanced CAPE Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
INDEX
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	06/19/20	50,000	—	(11,951)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	08/28/20	100,000	—	(25,130)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	05/22/20	50,000	—	(8,560)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	07/30/20	80,000	—	(20,406)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/10/20	34,000	—	(549)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/10/20	10,900	—	—
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/17/20	100,000	—	(17,448)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	BCL	04/10/20	60,000	—	(1,425)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	09/24/20	100,000	—	(25,415)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	07/16/20	100,000	—	(20,226)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	10/22/20	80,000	—	(4,533)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	04/16/20	100,000	—	(17,269)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	08/13/20	100,000	—	(23,063)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	05/21/20	100,000	—	(16,862)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.39% (E)	BNP	06/18/20	100,000	—	(19,829)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	06/17/20	100,000	—	(19,839)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	04/24/20	100,000	—	(15,999)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/29/20	70,000	—	1,925
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	05/27/20	50,000	—	(8,560)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	07/15/20	100,000	—	(23,123)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/19/20	100,000	—	(25,192)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	05/27/20	50,000	—	(10,028)
Schiller Barclays CAPE US Sector II Index (E) ‡	Fixed Rate of 0.40% (E)	CIB	08/12/20	100,000	—	(24,719)
					—	(338,201)

‡Shiller Barclays CAPE US Sector Index aims to provide notional long exposure to the top four United States equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE Ratio (the "Relative CAPE Indicator") and that possess relatively strong price momentum over the period of six months. Each U.S. sector is represented by an ETF that invests primarily in equity securities of companies in the relevant sector. The components of the index are publicly available at

https://indices.barclays/IM/21/en/indices/details.app;ticker=BXIICS2E;tab=constituents.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Fidelity Institutional Asset Management Total Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.6%
Mortgage-Backed Securities 27.4%
Federal Home Loan Mortgage Corporation
3.00%, 12/01/32	2,042	2,146
2.50%, 07/01/34 - 11/01/49	5,192	5,389
4.00%, 05/01/38 - 05/01/48	15,626	16,797
3.50%, 08/01/47 - 08/01/49	6,666	7,082
Federal National Mortgage Association, Inc.
3.00%, 02/01/33 (a)	6,022	6,326
2.50%, 03/01/34 - 11/01/49	3,674	3,815
3.50%, 07/01/34 - 11/01/49	37,773	40,237
4.00%, 03/01/38 - 11/01/49	30,277	32,712
TBA, 2.50%, 04/15/48 (b)	1,700	1,762
TBA, 3.00%, 04/15/33 - 05/15/48 (b)	23,800	24,932
TBA, 4.00%, 04/15/48 (b)	2,900	3,096
TBA, 3.50%, 05/15/48 (b)	8,300	8,771
4.50%, 03/01/39 - 09/01/49	15,125	16,410
3.00%, 06/01/33 - 02/01/50	21,024	22,109
Government National Mortgage Association
4.00%, 02/20/41	14	15
4.00%, 11/20/44 (a)	1,419	1,534
3.50%, 02/20/42 - 10/20/49	18,657	19,888
3.50%, 09/20/46	1,117	1,186
3.00%, 01/20/47 - 03/20/50	9,335	9,890
5.00%, 04/20/48	1,432	1,544
4.50%, 04/20/47 - 06/20/48	10,642	11,387
4.00%, 01/20/45 - 07/20/49	31,053	33,261
		270,289
U.S. Treasury Note 12.7%
Treasury, United States Department of
1.50%, 10/31/24	26,050	27,377
2.25%, 10/31/24	3,250	3,523
1.63%, 09/30/26	25,770	27,558
1.63%, 08/15/29 (c)	62,130	67,450
		125,908
U.S. Treasury Bond 7.4%
Treasury, United States Department of
0.00%, 11/15/35 - 08/15/41 (d)	51,970	40,822
3.63%, 02/15/44	2,020	2,951
3.13%, 08/15/44	6,470	8,842
3.00%, 11/15/44	1,900	2,529
2.88%, 08/15/45	3,500	4,635
2.88%, 11/15/46	1,778	2,361
2.88%, 05/15/49 (c)	816	1,107
2.38%, 11/15/49	3,800	4,736
2.00%, 02/15/50 (c)	4,000	4,645
		72,628
U.S. Treasury Inflation Indexed Securities 5.2%
Treasury, United States Department of
0.13%, 10/15/24 (e)	10,417	10,536
0.75%, 07/15/28 (e)	5,303	5,677
0.88%, 01/15/29 (e)	18,577	20,205
0.25%, 07/15/29 - 02/15/50 (e)	5,401	5,601
1.00%, 02/15/49 (c) (e)	7,176	8,936
		50,955
Sovereign 1.9%
Abu Dhabi, Government of
3.13%, 09/30/49 (f)	75	69
Banque Centrale De Tunisie
5.75%, 01/30/25 (f)	70	56
Belarus, Council of Ministers of The Republic of
6.88%, 02/28/23 (f)	235	230
Bermuda, Government of
3.72%, 01/25/27 (f)	195	187
Cabinet of Ministers of Ukraine
7.75%, 09/01/20 - 09/01/27 (f)	1,830	1,745
7.38%, 09/25/32 (f)	75	68
Cameroon, Government of
9.50%, 11/19/25 (f)	300	267
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.75%, 11/21/33	25	39
Federal Democratic Republic of Ethiopia
6.63%, 12/11/24 (f)	20	18
Ghana, Government of
9.25%, 09/15/22 (f)	15	14
7.88%, 03/26/27 (f)	90	66
Gobierno de la Ciudad de Buenos Aires
8.95%, 02/19/21 (f)	54	47
7.50%, 06/01/27 (f) (g)	200	116
Gobierno de la Provincia de Buenos Aires
10.88%, 01/26/21 (h)	148	39
Gobierno de la Provincia de Cordoba
7.13%, 06/10/21 (f)	370	238
7.45%, 09/01/24 (f)	150	66
Gobierno de la Provincia de Mendoza
8.38%, 05/19/24 (f)	10	5
Gobierno de la Republica de Costa Rica
4.25%, 01/26/23 (f)	90	80
Gobierno de La Republica del Paraguay
5.40%, 03/30/50 (f)	40	36
Gobierno Federal de los Estados Unidos Mexicanos
4.50%, 04/22/29	35	36
3.25%, 04/16/30	85	80
6.05%, 01/11/40	440	511
5.75%, 10/12/10	230	225
Government of Commonwealth of the Bahamas
6.00%, 11/21/28 (f)	50	50
Government of the Independent State of Papua New Guinea
8.38%, 10/04/28 (f)	70	68
Government of the Republic of Panama
4.50%, 04/01/56	70	76
Government of the Sultanate of Oman
3.63%, 06/15/21 (f)	75	69
4.75%, 06/15/26 (f)	100	71
5.38%, 03/08/27 (f)	185	133
Iraq, Government of
5.80%, 01/15/28 (h)	650	487
Jamaica, Government of
6.75%, 04/28/28	25	26
8.00%, 03/15/39	10	10
7.88%, 07/28/45	35	37
Jordan, The Government of, The Hashemite Kingdom of
6.13%, 01/29/26 (f)	85	77
Kantselyariya Premer-Ministra Respubliki Kazakhstan, Gu
5.13%, 07/21/25 (f)	20	22
6.50%, 07/21/45 (f)	15	20
Kenya, Government of
6.88%, 06/24/24 (f)	145	138
Ministry of Diwan Amiri Affairs
4.00%, 03/14/29 (f)	180	193
4.82%, 03/14/49 (f)	490	575
Ministry of Finance of the Russian Federation
5.10%, 03/28/35 (h)	600	694
5.10%, 03/28/35 (f)	200	231
5.25%, 06/23/47 (c) (f)	600	728
Minstry of Finance, Lebenon Republic of
6.38%, 05/15/20 (c) (h)	307	133
5.80%, 07/02/20 (h)	73	14
Morocco, Kingdom of
5.50%, 12/11/42 (f)	15	16
Nigeria, Federal Government of
6.75%, 01/28/21 (f)	60	56
7.63%, 11/21/25 (f)	295	226
6.50%, 11/28/27 (f)	200	136
Pakistan, Government of
8.25%, 04/15/24 (f)	40	35
People's Government of Inner Mongolia Autonomous Region
8.75%, 03/09/24 (f)	25	23

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 - 04/12/27 (h) (i) (j) (k)	10,380	421
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (f) (g)	214	192
5.75%, 12/31/32 (h)	86	77
Presidencia Da Republica Federativa Do Brasil
8.25%, 01/20/34	425	529
7.13%, 01/20/37	75	87
5.63%, 01/07/41 - 02/21/47	65	66
4.75%, 01/14/50	335	307
Presidencia De La Nacion
6.88%, 04/22/21	1,290	381
5.63%, 01/26/22	685	197
7.50%, 04/22/26	1,055	298
8.28%, 12/31/33	161	55
Presidencia de la Republica de Colombia
7.38%, 09/18/37	15	18
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (f)	120	117
5.88%, 01/30/25 (h)	20	18
6.38%, 01/18/27 (f)	115	101
7.63%, 09/21/34 (f)	40	34
7.65%, 06/15/35 (h)	20	17
Presidencia de la Republica Dominicana
7.50%, 05/06/21 (f)	70	70
5.50%, 01/27/25 (f)	55	52
6.88%, 01/29/26 (c) (f)	170	167
5.95%, 01/25/27 (f)	150	139
6.00%, 07/19/28 (f)	50	47
6.40%, 06/05/49 (f)	320	278
5.88%, 01/30/60 (f)	80	64
Saudi Arabia, Government of
4.50%, 10/26/46 (f)	65	66
4.63%, 10/04/47 (f)	185	190
Senegal, Government of
8.75%, 05/13/21 (f)	15	15
The Arab Republic of Egypt
6.13%, 01/31/22 (f)	400	384
5.58%, 02/21/23 (f)	35	32
5.88%, 06/11/25 (f)	30	27
7.50%, 01/31/27 (f)	670	596
7.60%, 03/01/29 (f)	260	232
8.70%, 03/01/49 (f)	200	166
The Democratic Socialist Republic of Sri Lanka
6.25%, 10/04/20 (f)	145	99
5.75%, 04/18/23 (f)	40	26
The Government of Barbados
6.50%, 02/01/21 - 10/01/29 (f)	136	125
The Government of the Republic of Azerbaijan
4.75%, 03/18/24 (f)	75	73
The Republic of Indonesia, The Government of
4.10%, 04/24/28	15	15
8.50%, 10/12/35 (f)	130	186
6.63%, 02/17/37 (f)	30	38
7.75%, 01/17/38 (f)	205	283
5.25%, 01/17/42 (f)	55	62
6.75%, 01/15/44 (f)	70	92
5.13%, 01/15/45 (f)	85	93
5.95%, 01/08/46 (f)	220	256
4.35%, 01/11/48	90	91
The Republic of Rwanda, Government of
6.63%, 05/02/23 (f)	135	121
The Republic of Uzbekistan
4.75%, 02/20/24 (f)	30	29
The Third Pakistan International Sukuk Co Ltd
5.50%, 10/13/21 (f)	65	63
Turkiye Cumhuriyeti Basbakanlik
5.13%, 03/25/22	870	838
6.25%, 09/26/22	640	624
3.25%, 03/23/23	550	492
7.25%, 12/23/23	140	137
6.35%, 08/10/24	200	190
4.25%, 03/13/25	80	68
5.75%, 05/11/47	200	148
Turkiye Ihracat Kredi Bankasi A.S.
5.38%, 02/08/21 (f)	45	44
Viet Nam, Socialist Republic of
4.80%, 11/19/24 (h)	350	342
		18,557
Municipal 0.8%
California, State of
7.95%, 03/01/36	1,290	1,295
7.63%, 03/01/40	1,390	2,242
Illinois, State of
5.10%, 06/01/33	2,535	2,516
6.63%, 02/01/35	310	334
7.35%, 07/01/35	610	684
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	1,024	1,222
		8,293
Collateralized Mortgage Obligations 0.2%
Federal National Mortgage Association, Inc.
Series 2013-DJ-44, REMIC, 1.85%, 05/25/33	1,350	1,374
Government National Mortgage Association
Series 2017-BA-139, REMIC, 3.00%, 09/20/47	708	756
		2,130
Total Government And Agency Obligations (cost $520,487)		548,760
CORPORATE BONDS AND NOTES 36.8%
Financials 13.9%
1MDB Global Investments Limited
4.40%, 03/09/23 (h)	1,000	874
AerCap Global Aviation Trust
6.50%, 06/15/45 (f)	560	466
AerCap Ireland Capital Designated Activity Company
4.88%, 01/16/24	800	687
2.88%, 08/14/24	888	731
AFLAC Incorporated
3.60%, 04/01/30	341	345
AIA Group Limited
3.38%, 04/07/30 (f)	1,055	1,063
AIB Group Public Limited Company
4.75%, 10/12/23 (f)	2,425	2,384
Akbank Turk Anonim Sirketi
7.20%, 03/16/27 (f) (l)	100	83
Alfa Bond Issuance Public Limited Company
6.95%, (callable at 100 beginning 04/30/23) (h) (m)	200	170
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (f)	205	194
Ally Financial Inc.
5.13%, 09/30/24	704	693
4.63%, 03/30/25	500	478
American International Group, Inc.
3.90%, 04/01/26	2,000	2,055
4.20%, 04/01/28	775	801
AmWINS Group, Inc.
7.75%, 07/01/26 (f)	260	256
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (f)	90	90
Avolon Holdings Funding Limited
3.95%, 07/01/24 (f)	850	653
Azul Investments LLP
5.88%, 10/26/24 (f)	135	77
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (f) (m)	55	43
9.00%, 06/18/24 (f) (m)	70	67
Banco Macro S.A.
6.75%, 11/04/26 (f)	175	105
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
7.63%, (callable at 100 beginning 01/10/28) (f) (m)	50	38
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (m)	500	477

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
4.20%, 08/26/24	100	106
3.25%, 10/21/27	1,875	1,966
4.18%, 11/25/27	3,725	3,965
3.82%, 01/20/28 (l)	1,575	1,666
4.27%, 07/23/29	1,475	1,594
Barclays PLC
7.88%, (callable at 100 beginning 03/15/22) (h) (m)	300	277
4.61%, 02/15/23 (n)	2,400	2,439
5.09%, 06/20/30	2,500	2,589
Bayer US Finance II LLC
3.88%, 12/15/23 (f)	1,900	1,948
BCPE Cycle Merger Sub II Inc
10.63%, 07/15/27 (f)	40	33
Biz Finance PLC
9.63%, 04/27/22 (f)	125	118
BNP Paribas
3.38%, 01/09/25 (f)	975	968
BPCE
4.63%, 09/12/28 (f)	975	1,057
C&W Senior Financing Designated Activity Company
7.50%, 10/15/26 (f)	460	408
Camelot Finance S.A.
4.50%, 11/01/26 (f)	155	148
CBOM Finance Public Limited Company
5.55%, 02/14/23 (f)	200	170
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (m)	130	111
3.40%, 05/01/26	4,925	5,210
4.30%, 11/20/26	200	210
4.13%, 07/25/28	475	482
4.41%, 03/31/31	1,522	1,672
Commonwealth Bank of Australia
3.61%, 09/12/34 (f)	384	357
Credit Suisse Group AG
6.50%, 08/08/23 (f)	400	405
4.21%, 06/12/24 (f)	1,000	1,014
2.59%, 09/11/25 (f)	1,546	1,478
4.28%, 01/09/28 (f)	2,059	2,130
3.87%, 01/12/29 (f)	303	306
4.19%, 04/01/31 (f) (n)	1,376	1,410
Credit Suisse Group Funding (Guernsey) Ltd
4.55%, 04/17/26	699	738
Credito Real, S.A.B. De C.V. SOFOM E.N.R.
9.50%, 02/07/26 (c) (f)	55	42
CTR Partnership, L.P.
5.25%, 06/01/25	200	197
Deutsche Bank Aktiengesellschaft
2.70%, 07/13/20	1,800	1,771
4.50%, 04/01/25	4,000	3,409
Diamond Finance International Limited
5.45%, 06/15/23 (f)	1,125	1,166
6.02%, 06/15/26 (f)	250	264
8.35%, 07/15/46 (f)	450	530
Discover Bank
4.68%, 08/09/28	2,000	2,083
Discover Financial Services
4.50%, 01/30/26	2,000	2,033
Ecobank Transnational Incorporated
9.50%, 04/18/24 (f)	20	17
EG Global Finance PLC
6.75%, 02/07/25 (f)	141	115
8.50%, 10/30/25 (f)	234	208
Fidelity Bank PLC
10.50%, 10/16/22 (f)	40	43
Ford Motor Credit Company LLC
5.88%, 08/02/21	4,000	3,919
4.06%, 11/01/24	2,990	2,712
HSBC Holdings PLC
4.95%, 03/31/30 (n)	205	226
HUB International Limited
7.00%, 05/01/26 (f)	200	198
Icahn Enterprises L.P.
4.75%, 09/15/24	185	170
6.38%, 12/15/25	600	575
6.25%, 05/15/26	80	75
5.25%, 05/15/27	250	231
Intesa Sanpaolo S.p.A.
5.71%, 01/15/26 (f)	2,000	2,017
Itau Unibanco Holding S.A.
5.13%, 05/13/23 (f)	40	40
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (m)	290	255
3.96%, 01/29/27	2,050	2,211
3.51%, 01/23/29	1,850	1,928
4.49%, 03/24/31	2,100	2,421
JSC Bank of Georgia
6.00%, 07/26/23 (f)	200	207
Jsc Bta Bank
5.50%, 12/21/22 (f)	121	119
JSC TBC Bank
5.75%, 06/19/24 (f)	25	25
Lamar Funding Limited
3.96%, 05/07/25 (f)	45	32
Level 3 Financing, Inc.
5.13%, 05/01/23	400	397
5.38%, 01/15/24	300	301
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	1,200	1,347
Moody's Corporation
3.75%, 03/24/25	728	762
Morgan Stanley
3.88%, 04/29/24	1,150	1,206
4.00%, 07/23/25	150	161
5.00%, 11/24/25	3,000	3,290
3.63%, 01/20/27	150	158
4.43%, 01/23/30	2,100	2,332
3.62%, 04/01/31	1,444	1,503
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (m) (n)	120	110
5.13%, 05/28/24	1,500	1,500
Nostrum Oil & Gas Finance B.V.
8.00%, 07/25/22 (f)	540	174
Ooredoo International Finance Limited
3.25%, 02/21/23 (f)	265	259
5.00%, 10/19/25 (f)	50	53
Petrobras Global Finance B.V.
6.13%, 01/17/22	45	45
6.25%, 03/17/24	195	193
8.75%, 05/23/26	200	216
6.00%, 01/27/28	75	72
5.09%, 01/15/30 (f)	81	74
6.90%, 03/19/49	275	268
Petrobras International Finance Co
6.88%, 01/20/40 (c)	125	119
Pine Street Trust I
4.57%, 02/15/29 (f)	1,000	948
Pine Street Trust II
5.57%, 02/15/49 (f)	1,000	1,033
Quicken Loans Inc.
5.25%, 01/15/28 (f)	180	175
Regions Bank
6.45%, 06/26/37	1,000	1,202
SABIC Capital II B.V.
4.00%, 10/10/23 (f)	200	199
SLM Corporation
7.25%, 01/25/22	500	494
Springleaf Finance Corporation
7.13%, 03/15/26	300	295
State Street Corporation
2.83%, 03/30/23 (f)	98	99
2.90%, 03/30/26 (f)	92	93
3.15%, 03/30/31 (f)	63	64
Sumitomo Mitsui Financial Group, Inc.
4.44%, 04/02/24 (f)	1,275	1,399
Synchrony Financial
4.38%, 03/19/24	1,000	985
5.15%, 03/19/29	2,500	2,479

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Tanger Properties Limited Partnership
3.13%, 09/01/26	3,000	2,891
TCS Finance Designated Activity Company
9.25%, (callable at 100 beginning 09/15/22) (h) (m)	200	175
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	640	693
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (f)	200	192
The Goldman Sachs Group, Inc.
4.22%, 05/01/29	7,500	7,946
3.80%, 03/15/30	2,570	2,674
The Progressive Corporation
3.20%, 03/26/30	125	136
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (l) (n)	2,035	2,031
3.88%, 09/12/23	1,479	1,492
4.52%, 06/25/24 (l) (n)	1,975	2,007
4.27%, 03/22/25 (n)	1,225	1,272
Tiaa Asset Management, LLC
4.00%, 11/01/28 (f)	425	443
Trade and Development Bank of Mongolia LLC
9.38%, 05/19/20 (f)	135	134
7.25%, 10/23/23 (f)	25	21
Turkiye Cumhuriyeti Ziraat Bankasi Anonim Sirketi
5.13%, 05/03/22 (f)	105	97
Turkiye Is Bankasi Anonim Sirketi
5.00%, 04/30/20 (f)	50	50
5.50%, 04/21/22 (f)	75	71
Turkiye Sinai Kalkinma Bankasi A.S.
6.00%, 01/23/25 (f)	70	60
Turkiye Vakiflar Bankasi T.A.O.
5.75%, 01/30/23 (f)	205	185
TV Azteca S.A.B. de C.V.
8.25%, 08/09/24 (h)	500	350
UniCredit S.p.A.
6.57%, 01/14/22 (f)	2,000	2,035
Unum Group
4.00%, 06/15/29	1,500	1,415
5.75%, 08/15/42	1,500	1,357
USA Compression Finance Corp.
6.88%, 04/01/26	200	129
Usiminas International S.A R.L.
5.88%, 07/18/26 (f)	25	19
USIS Merger Sub, Inc.
6.88%, 05/01/25 (f)	290	274
Virgin Media Secured Finance PLC
5.50%, 08/15/26 (f)	200	203
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (m)	300	291
2.41%, 10/30/25	650	640
4.48%, 04/04/31	2,110	2,381
5.01%, 04/04/51	3,036	3,851
Westpac Banking Corporation
4.11%, 07/24/34	558	543
		137,107
Energy 4.5%
ADES International Holding PLC
8.63%, 04/24/24 (h)	200	199
Canadian Natural Resources Limited
3.90%, 02/01/25	1,500	1,256
Cenovus Energy Inc.
4.25%, 04/15/27 (c)	1,045	512
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (f)	45	46
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	90	83
5.63%, 10/01/26	185	170
Chesapeake Energy Corporation
7.00%, 10/01/24	100	8
8.00%, 01/15/25 - 06/15/27	510	36
Citgo Petroleum Corporation
6.25%, 08/15/22 (f)	570	531
Comstock Escrow Corporation
9.75%, 08/15/26	300	214
Continental Resources, Inc.
4.50%, 04/15/23	4,375	2,406
4.38%, 01/15/28	200	93
Crestwood Midstream Partners LP
5.75%, 04/01/25	470	275
5.63%, 05/01/27 (f)	155	85
CVR Energy, Inc.
5.25%, 02/15/25 (f)	200	155
5.75%, 02/15/28 (f)	30	22
DCP Midstream Operating, LP
5.38%, 07/15/25	400	271
5.13%, 05/15/29	225	142
Denbury Resources Inc.
9.25%, 03/31/22 (f)	20	5
7.75%, 02/15/24 (f)	485	71
Devon Energy Corporation
5.85%, 12/15/25	452	366
4.75%, 05/15/42	800	506
DTEK Finance PLC
10.75%, 12/31/24 (g) (h) (o)	475	228
Energy Transfer LP
4.20%, 09/15/23	1,775	1,515
5.50%, 06/01/27	1,400	1,226
5.25%, 04/15/29	1,125	952
3.75%, 05/15/30	327	256
5.30%, 04/15/47	700	536
6.00%, 06/15/48	490	411
5.00%, 05/15/50	731	564
EQM Midstream Partners, LP
4.75%, 07/15/23	3,250	2,352
Exxon Mobil Corporation
3.48%, 03/19/30	2,230	2,467
Frontera Energy Corporation
9.70%, 06/25/23 (f)	90	57
Geopark Limited
6.50%, 09/21/24 (f)	210	119
Global Partners LP
7.00%, 06/15/23 - 08/01/27	500	394
Halliburton Company
3.80%, 11/15/25	14	12
Hess Corporation
4.30%, 04/01/27	120	87
7.13%, 03/15/33	151	114
5.60%, 02/15/41	210	144
5.80%, 04/01/47	601	395
Hess Infrastructure Partners LP
5.63%, 02/15/26 (f)	345	247
Hess Midstream Operations LP
5.13%, 06/15/28 (f)	205	145
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (f)	135	63
Holly Energy Partners, L.P.
5.00%, 02/01/28 (f)	230	193
Jonah Energy LLC
7.25%, 10/15/25 (f)	200	9
JSC National Company 'KazMunayGas'
3.88%, 04/19/22 (f)	25	24
Kondor Finance PLC
7.38%, 07/19/22 (h)	200	167
Kosmos Energy Ltd.
7.13%, 04/04/26 (f)	270	146
Marathon Oil Corporation
4.40%, 07/15/27	650	434
Marathon Petroleum Corporation
3.80%, 04/01/28	625	527
Medco Platinum Road Pte. Ltd.
6.75%, 01/30/25 (f)	25	15
MEG Energy Corp.
7.00%, 03/31/24 (f)	75	35
7.13%, 02/01/27 (f)	162	81
MPLX LP
1.90%, (3M USD LIBOR + 0.90%), 09/09/21 (l)	233	225
4.80%, 02/15/29	500	434

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
4.50%, 04/15/38	675	524
4.70%, 04/15/48	325	252
Occidental Petroleum Corporation
2.90%, 08/15/24	666	366
3.20%, 08/15/26	90	43
3.50%, 08/15/29 (c)	283	133
6.45%, 09/15/36	1,135	540
4.30%, 08/15/39	41	17
6.60%, 03/15/46	1,375	719
4.40%, 08/15/49	41	18
Ovintiv Canada ULC
5.15%, 11/15/41	1,996	847
Pan American Energy S.L., Branch Argentina
7.88%, 05/07/21 (f)	3	3
Parsley Energy, LLC
5.38%, 01/15/25 (f)	110	85
PBF Logistics LP
6.88%, 05/15/23	300	186
PDV America, Inc.
9.25%, 08/01/24 (f)	235	194
Pemex Project Funding Master Trust
8.63%, 02/01/22 (g)	50	53
6.63%, 06/15/35	400	272
Petroleos Mexicanos
5.50%, 01/21/21	40	38
6.38%, 02/04/21 - 01/23/45	90	66
4.42%, (3M USD LIBOR + 3.65%), 03/11/22 (l)	70	57
3.50%, 01/30/23 (c)	415	332
4.88%, 01/24/22 - 01/18/24	240	192
6.49%, 01/23/27 (f)	395	291
6.84%, 01/23/30 (f)	775	558
5.95%, 01/28/31 (f)	1,830	1,260
6.50%, 06/02/41	100	64
6.75%, 09/21/47	8,785	5,754
7.69%, 01/23/50 (f)	631	434
Phillips 66
3.90%, 03/15/28	1,425	1,356
PK Borets , OOO Proizvodstvennaya Kompaniya Borets, OOO
6.50%, 04/07/22 (f)	50	46
Plains All American Pipeline, L.P.
3.85%, 10/15/23	800	670
4.50%, 12/15/26	1,450	1,144
3.55%, 12/15/29	188	133
PT Adaro Indonesia
4.25%, 10/31/24 (f)	250	206
Sanchez Energy Corporation
0.00%, 02/15/23 (f) (i) (j)	300	150
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	320	317
4.25%, 04/16/39 (f)	335	332
4.38%, 04/16/49 (f)	160	159
Summit Midstream Holdings, LLC
5.50%, 08/15/22	215	47
Sunoco Logistics Partners Operations L.P.
4.25%, 04/01/24	500	440
5.40%, 10/01/47	200	159
Sunoco LP
4.88%, 01/15/23	55	53
5.50%, 02/15/26	235	203
6.00%, 04/15/27	5	4
5.88%, 03/15/28	95	79
Targa Resource Corporation
5.13%, 02/01/25	300	256
6.50%, 07/15/27	200	171
Tecpetrol
4.88%, 12/12/22 (f)	25	20
The Oil And Gas Holding Company B.S.C.
7.63%, 11/07/24 (f)	80	72
7.50%, 10/25/27 (f)	65	56
Transportadora de Gas del Sur S.A.
6.75%, 05/02/25 (f)	150	108
Tullow Oil PLC
6.25%, 04/15/22 (f)	485	120
Viper Energy Partners LP
5.38%, 11/01/27 (f)	200	167
Weatherford International Ltd.
11.00%, 12/01/24 (f)	56	34
Western Midstream Operating, LP
3.95%, 06/01/25	1,274	645
Williams Partners L.P.
3.90%, 01/15/25	1,275	1,147
YPF Sociedad Anonima
8.75%, 04/04/24 (f)	270	152
8.50%, 03/23/21 - 06/27/29 (f)	545	325
		44,095
Communication Services 4.1%
Altice Financing S.A.
7.63%, 02/15/25 (c) (f)	200	191
7.50%, 05/15/26 (f)	85	83
5.00%, 01/15/28 (f)	200	179
Altice France
7.38%, 05/01/26 (f)	475	479
6.00%, 02/15/28 (f)	510	445
Altice France Holding S.A.
8.13%, 02/01/27 (f)	580	604
AT&T Inc.
4.10%, 02/15/28	203	213
4.35%, 03/01/29	450	483
4.30%, 02/15/30	415	446
4.90%, 08/15/37	400	449
5.45%, 03/01/47	500	602
Axtel, S.A.B. de C.V.
6.38%, 11/14/24 (f)	75	63
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (f)	560	482
Cablevision Systems Corporation
5.88%, 09/15/22	500	505
CCO Holdings, LLC
4.00%, 03/01/23 (c) (f)	600	599
5.75%, 02/15/26 (f)	845	861
5.13%, 05/01/27 (f)	85	85
5.00%, 02/01/28 (f)	120	120
4.75%, 03/01/30 (f)	180	179
4.50%, 08/15/30 (f)	110	108
CenturyLink, Inc.
5.63%, 04/01/25	105	106
5.13%, 12/15/26 (f)	300	299
6.88%, 01/15/28	10	10
Charter Communications Operating, LLC
4.50%, 02/01/24	3,100	3,203
4.91%, 07/23/25	1,700	1,826
5.38%, 05/01/47	1,000	1,081
Colombia Telecomunicaciones, S.A. ESP
5.38%, 09/27/22 (f)	175	168
Comcast Corporation
3.10%, 04/01/25	85	90
3.30%, 04/01/27	229	242
4.15%, 10/15/28	1,400	1,575
3.40%, 04/01/30	235	253
4.25%, 10/15/30	1,075	1,240
3.75%, 04/01/40	83	91
Comcel Trust
6.88%, 02/06/24 (f)	200	197
CSC Holdings, LLC
5.25%, 06/01/24	1,000	1,007
5.75%, 01/15/30 (f)	465	472
Digicel Group Limited
6.75%, 03/01/23 (f)	50	20
Dish Network Corporation
2.38%, 03/15/24 (n)	376	303
3.38%, 08/15/26 (n)	150	121
Fox Corporation
4.03%, 01/25/24	650	675
4.71%, 01/25/29	550	603
Frontier Communications Corporation
8.00%, 04/01/27 (f)	510	503

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Globo Comunicacao e Participacoes S.A.
4.84%, 06/08/25 (f)	50	46
GTH Finance B.V.
7.25%, 04/26/23 (f)	180	187
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (f)	95	35
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (c) (f)	200	126
9.75%, 07/15/25 (f)	205	128
Match Group, Inc.
4.13%, 08/01/30 (f)	45	41
Millicom International Cellular SA
6.00%, 03/15/25 (f)	585	545
6.63%, 10/15/26 (f)	250	236
5.13%, 01/15/28 (f)	200	175
MTN (Mauritius) Investments Limited
6.50%, 10/13/26 (f)	50	48
Neptune Finco Corp.
10.88%, 10/15/25 (f)	15	16
Netflix, Inc.
4.88%, 04/15/28	335	341
5.88%, 11/15/28	115	124
6.38%, 05/15/29	35	39
5.38%, 11/15/29 (f)	30	31
Sable International Finance Limited
5.75%, 09/07/27 (f)	55	49
Sirius XM Radio Inc.
3.88%, 08/01/22 (f)	200	199
4.63%, 05/15/23 (f)	500	501
Spectrum Management Holding Company, LLC
5.88%, 11/15/40	425	447
5.50%, 09/01/41	4,071	4,232
Sprint Capital Corporation
6.88%, 11/15/28	280	320
Sprint Communications, Inc.
6.00%, 11/15/22	575	597
Sprint Corporation
7.88%, 09/15/23	580	638
7.13%, 06/15/24	150	164
TBG Global Pte. Ltd.
5.25%, 02/10/22 (h)	200	191
Telecom Italia S.p.A.
5.30%, 05/30/24 (f)	400	407
The Walt Disney Company
3.80%, 03/22/30 (c) (n)	1,450	1,622
4.70%, 03/23/50	1,045	1,350
T-Mobile USA, Inc.
6.38%, 03/01/25	405	414
6.50%, 01/15/26	270	284
4.50%, 02/01/26	295	300
4.75%, 02/01/28	65	67
Turk Telekomunikasyon Anonim Sirketi
6.88%, 02/28/25 (f)	50	47
Verizon Communications Inc.
3.00%, 03/22/27	184	194
3.15%, 03/22/30	299	323
5.25%, 03/16/37	550	704
4.86%, 08/21/46	580	758
5.01%, 04/15/49	1,413	1,908
4.00%, 03/22/50	306	361
VFU Funding PLC
6.20%, 02/11/25 (f)	200	161
VTR GlobalCom S.p.A.
6.88%, 01/15/24 (c) (f)	315	288
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (f)	95	91
6.13%, 03/01/28 (f)	200	190
Ziggo Bond Company B.V.
5.13%, 02/28/30 (f)	145	140
		40,326
Consumer Staples 3.0%
Altria Group, Inc.
3.80%, 02/14/24	1,825	1,852
4.40%, 02/14/26	25	26
3.88%, 09/16/46	4,000	3,519
Anheuser-Busch Companies, LLC
4.70%, 02/01/36	975	1,018
4.90%, 02/01/46	1,025	1,129
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	4,000	4,207
4.75%, 01/23/29	1,750	1,917
4.60%, 04/15/48	650	690
5.80%, 01/23/59	1,000	1,233
Archer-Daniels-Midland Company
2.75%, 03/27/25	142	144
3.25%, 03/27/30	237	251
BAT Capital Corp.
3.22%, 08/15/24	1,580	1,584
Cosan Overseas Limited
8.25%, (callable at 100 beginning 08/05/20) (h) (m)	390	343
ESAL GmbH Elektroschaltanlagen
6.25%, 02/05/23 (f)	70	70
JBS Investments II GmbH
7.00%, 01/15/26 (f)	100	100
JBS USA Finance, Inc.
6.75%, 02/15/28 (f)	500	535
JBS USA Food Company
5.88%, 07/15/24 (f)	600	608
5.75%, 06/15/25 (f)	175	177
6.50%, 04/15/29 (f)	465	498
5.50%, 01/15/30 (f)	205	211
Kimberly-Clark Corporation
3.10%, 03/26/30	60	64
MHP SE SA
7.75%, 05/10/24 (f)	75	64
PepsiCo, Inc.
2.63%, 03/19/27	94	98
2.75%, 03/19/30 (c)	468	497
3.50%, 03/19/40	315	353
3.63%, 03/19/50	468	551
3.88%, 03/19/60	250	311
Post Holdings, Inc.
5.00%, 08/15/26 (f)	20	21
5.75%, 03/01/27 (f)	385	394
5.63%, 01/15/28 (f)	70	71
4.63%, 04/15/30 (f)	20	19
Reynolds American Inc.
4.45%, 06/12/25	325	329
5.85%, 08/15/45	1,000	1,065
Safeway Inc.
3.50%, 02/15/23 (f)	5	5
Sysco Corporation
5.65%, 04/01/25 (p)	225	234
5.95%, 04/01/30 (p)	430	454
6.60%, 04/01/40 - 04/01/50 (p)	1,000	1,081
The Coca-Cola Company
3.38%, 03/25/27	893	975
3.45%, 03/25/30	498	561
4.13%, 03/25/40	282	343
4.20%, 03/25/50	524	672
The Procter & Gamble Company
2.80%, 03/25/27	120	131
3.00%, 03/25/30	287	317
3.55%, 03/25/40	207	241
3.60%, 03/25/50	201	248
		29,211
Real Estate 2.5%
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/30	600	634
American Homes 4 Rent, L.P.
4.90%, 02/15/29	1,100	1,079
Brandywine Operating Partnership, L.P.
4.10%, 10/01/24	1,233	1,234
4.55%, 10/01/29	189	186
Brixmor Operating Partnership LP
3.85%, 02/01/25	3,000	2,954
4.13%, 05/15/29	631	646

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CoreCivic, Inc.
4.63%, 05/01/23	300	272
Healthcare Trust of America Holdings, LP
3.50%, 08/01/26	201	194
3.10%, 02/15/30	193	172
Hudson Pacific Properties, L.P.
4.65%, 04/01/29	2,500	2,591
Kilroy Realty, L.P.
4.75%, 12/15/28	925	965
MGM Growth Properties Operating Partnership LP
5.63%, 05/01/24	600	576
MPT Operating Partnership, L.P.
6.38%, 03/01/24	300	301
National Retail Properties, Inc.
3.60%, 12/15/26	1,250	1,235
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	900	918
4.50%, 04/01/27	5,000	4,942
3.63%, 10/01/29	852	743
Starwood Property Trust, Inc.
4.75%, 03/15/25	200	177
The GEO Group, Inc.
5.88%, 10/15/24	40	26
6.00%, 04/15/26	185	120
The Howard Hughes Corporation
5.38%, 03/15/25 (f)	300	290
Ventas Realty, Limited Partnership
3.00%, 01/15/30	1,104	982
4.75%, 11/15/30	1,439	1,422
Vereit Operating Partnership, L.P.
4.63%, 11/01/25	1,475	1,377
3.95%, 08/15/27	650	615
VICI Properties Inc.
3.50%, 02/15/25 (f)	80	75
4.25%, 12/01/26 (f)	120	110
4.63%, 12/01/29 (f)	155	141
		24,977
Consumer Discretionary 2.1%
Aramark Services, Inc.
5.00%, 02/01/28 (f)	195	182
AutoZone, Inc.
3.63%, 04/15/25	164	166
4.00%, 04/15/30	762	779
Boyd Gaming Corporation
6.38%, 04/01/26	130	112
6.00%, 08/15/26	65	56
4.75%, 12/01/27 (f)	185	153
Corporacion GEO S.A.B. de C.V.
0.00%, 04/13/21 (i) (j) (q)	99	—
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (f)	600	433
Dollar Tree, Inc.
4.00%, 05/15/25	1,050	1,065
4.20%, 05/15/28	1,125	1,127
Eldorado Resorts, Inc.
6.00%, 04/01/25	200	179
Evrotorg, OOO
8.75%, 10/30/22 (f)	145	142
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (f)	315	262
Golden Entertainment, Inc.
7.63%, 04/15/26 (f)	300	198
Hasbro, Inc.
2.60%, 11/19/22 (p)	268	265
3.00%, 11/19/24 (p)	610	576
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	400	374
HTA Group Limited
9.13%, 03/08/22 (f)	135	126
KFC Holding Co.
5.00%, 06/01/24 (f)	200	196
Laureate Education, Inc.
8.25%, 05/01/25 (f)	300	298
Lowe`s Companies, Inc.
4.00%, 04/15/25	225	239
4.50%, 04/15/30	549	602
5.00%, 04/15/40	350	398
5.13%, 04/15/50	414	494
Mattel, Inc.
6.75%, 12/31/25 (f)	120	122
5.88%, 12/15/27 (f)	5	5
McDonald's Corporation
3.30%, 07/01/25	85	88
3.50%, 07/01/27	243	254
3.60%, 07/01/30	290	300
4.20%, 04/01/50	146	160
Metalsa, S.A. de C.V.
4.90%, 04/24/23 (f)	165	139
NagaCorp Ltd.
9.38%, 05/21/21 (f)	80	77
New Golden Nugget Inc.
6.75%, 10/15/24 (f)	320	201
NIKE, Inc.
2.40%, 03/27/25	101	105
2.75%, 03/27/27	227	237
2.85%, 03/27/30	413	436
3.25%, 03/27/40	347	363
3.38%, 03/27/50	272	297
O'Reilly Automotive, Inc.
4.20%, 04/01/30	170	174
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (f)	300	302
4.38%, 01/15/28 (f)	170	158
Scientific Games International, Inc.
5.00%, 10/15/25 (f)	150	132
Service Corporation International
5.13%, 06/01/29	360	366
Stars Group Holdings B.V.
7.00%, 07/15/26 (f)	145	137
Station Casinos LLC
5.00%, 10/01/25 (f)	30	25
Target Corporation
2.25%, 04/15/25	237	240
2.65%, 09/15/30	205	211
The Home Depot, Inc.
2.50%, 04/15/27	108	109
2.70%, 04/15/30	386	393
3.30%, 04/15/40	481	492
3.35%, 04/15/50	361	382
The TJX Companies, Inc.
3.50%, 04/15/25	268	274
3.75%, 04/15/27	622	639
3.88%, 04/15/30	1,155	1,195
4.50%, 04/15/50	467	501
The William Carter Company
5.63%, 03/15/27 (f)	200	194
Toyota Motor Credit Corporation
2.90%, 03/30/23	1,108	1,115
3.00%, 04/01/25	1,014	1,018
3.38%, 04/01/30	329	334
Wyndham Hotels & Resorts, Inc.
5.38%, 04/15/26 (f)	200	175
Wynn Las Vegas, LLC
5.50%, 03/01/25 (f)	410	382
5.25%, 05/15/27 (f)	160	145
Wynn Macau, Limited
4.88%, 10/01/24 (f)	300	276
Yum! Brands, Inc.
7.75%, 04/01/25 (f)	25	26
		20,601
Health Care 1.8%
Avantor, Inc.
6.00%, 10/01/24 (f)	200	210
Bausch Health Companies Inc.
5.88%, 05/15/23 (f)	54	53
5.50%, 11/01/25 (f)	50	51
9.25%, 04/01/26 (f)	400	421

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Centene Corporation
4.75%, 01/15/25 (f)	495	502
5.25%, 04/01/25 (f)	400	404
4.25%, 12/15/27 (f)	680	685
4.63%, 12/15/29 (f)	840	844
3.38%, 02/15/30 (f)	495	460
Charles River Laboratories International, Inc.
5.50%, 04/01/26 (f)	200	204
4.25%, 05/01/28 (f)	20	19
Cigna Holding Company
4.90%, 12/15/48	1,000	1,200
Community Health Systems, Inc.
6.25%, 03/31/23	215	204
8.63%, 01/15/24 (f)	500	499
8.00%, 03/15/26 (f)	125	119
CVS Health Corporation
4.10%, 03/25/25	114	120
3.88%, 07/20/25	2,475	2,616
3.00%, 08/15/26	92	92
3.63%, 04/01/27	259	265
3.25%, 08/15/29	212	211
3.75%, 04/01/30	492	509
4.78%, 03/25/38	1,100	1,209
4.13%, 04/01/40	342	346
5.05%, 03/25/48	1,000	1,129
4.25%, 04/01/50	97	100
Elanco Animal Health
5.02%, 08/28/23 (p)	550	565
HCA Inc.
5.38%, 02/01/25	600	615
5.88%, 02/15/26	700	734
Hologic, Inc.
4.38%, 10/15/25 (f)	200	200
IQVIA Inc.
5.00%, 05/15/27 (f)	300	307
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (f)	230	202
Teleflex Incorporated
4.88%, 06/01/26	300	299
Tenet Healthcare Corporation
8.13%, 04/01/22	570	538
6.75%, 06/15/23	500	462
7.00%, 08/01/25 (c)	400	346
4.88%, 01/01/26 (f)	100	95
6.25%, 02/01/27 (f)	70	68
Teva Pharmaceutical Finance IV B.V.
3.65%, 11/10/21	75	72
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	439	471
4.50%, 03/25/30	229	257
		17,703
Utilities 1.7%
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (f)	1,784	1,924
3.25%, 04/15/28 (c)	475	487
3.70%, 07/15/30 (f)	142	150
4.25%, 10/15/50 (f)	81	92
Clearway Energy Operating LLC
5.00%, 09/15/26	330	317
4.75%, 03/15/28 (f)	35	33
Cleco Corporate Holdings LLC
3.38%, 09/15/29 (f)	1,499	1,406
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	114	114
3.95%, 04/01/50	199	210
Duke Energy Corporation
3.15%, 08/15/27	2,150	2,163
Dynegy Inc.
5.88%, 06/01/23	600	606
ESKOM Holdings
5.75%, 01/26/21 (f)	865	731
6.75%, 08/06/23 (f)	35	26
7.13%, 02/11/25 (f)	160	114
Exelon Corporation
4.05%, 04/15/30	250	250
4.70%, 04/15/50	111	115
MidAmerican Energy Company
3.65%, 04/15/29	800	870
NextEra Energy Operating Partners, LP
4.25%, 07/15/24 (f)	300	297
NiSource Inc.
2.95%, 09/01/29	1,265	1,216
NRG Energy, Inc.
7.25%, 05/15/26	300	319
Petrobras Argentina S.A.
7.38%, 07/21/23 (f)	80	53
Southern California Edison Company
3.70%, 08/01/25	1,425	1,470
4.20%, 03/01/29	975	1,039
The AES Corporation
5.50%, 04/15/25	300	294
The Southern Company
3.25%, 07/01/26	1,850	1,866
Vistra Operations Company LLC
5.63%, 02/15/27 (f)	140	144
5.00%, 07/31/27 (f)	191	194
		16,500
Industrials 1.4%
3M Company
2.65%, 04/15/25	64	65
3.05%, 04/15/30	52	54
3.70%, 04/15/50	64	68
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (f)	235	210
AECOM
5.88%, 10/15/24	500	490
AerCap Holdings N.V.
5.88%, 10/10/79	295	206
Aeropuertos Argentina 2000 S.A.
6.88%, 02/01/27 (f)	267	158
Air Lease Corporation
3.75%, 06/01/26	3,475	2,996
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (f)	300	290
Bombardier Inc.
6.13%, 01/15/23 (f)	400	282
7.50%, 12/01/24 (f)	145	96
Brand Energy & Infrastructure Services, Inc.
8.50%, 07/15/25 (f)	300	235
BWXT Government Group, Inc.
5.38%, 07/15/26 (f)	300	290
CSX Corporation
3.80%, 04/15/50	201	210
Deere & Company
2.75%, 04/15/25 (c)	128	131
3.10%, 04/15/30	338	358
3.75%, 04/15/50	104	115
DP World UAE Region FZE
5.63%, 09/25/48 (f)	35	29
Elementia, S.A.B. De C.V.
5.50%, 01/15/25 (f)	100	74
FLY Leasing Limited
6.38%, 10/15/21	225	222
Georgian Railway JSC
7.75%, 07/11/22 (f)	40	40
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (f)	200	164
Indika Energy Capital II Pte. Ltd.
6.88%, 04/10/22 (f)	245	191
LBC Tank Terminals Holding Netherlands B.V.
6.88%, 05/15/23 (f)	300	270
Moog Inc.
4.25%, 12/15/27 (f)	20	18
Park Aerospace Holdings Limited
4.50%, 03/15/23 (f)	87	72
5.50%, 02/15/24 (f)	4,000	3,313

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (f)	300	300
Rumo Luxembourg SARL
7.38%, 02/09/24 (c) (f)	340	340
Shortline PLC
9.88%, 09/15/21 (f)	80	75
Tempo Acquisition, LLC
6.75%, 06/01/25 (f)	485	450
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (c) (f)	530	499
TransDigm Inc.
6.50%, 05/15/25	30	28
6.25%, 03/15/26 (f)	55	55
6.38%, 06/15/26	365	350
7.50%, 03/15/27	60	58
5.50%, 11/15/27 (f)	500	449
Transdigm UK Holdings PLC
6.88%, 05/15/26	65	61
Trivium Packaging Finance B.V.
5.50%, 08/15/26 (f)	251	250
8.50%, 08/15/27 (f)	35	35
		13,597
Information Technology 1.2%
Ascend Learning, LLC
6.88%, 08/01/25 (f)	322	299
ASGN Incorporated
4.63%, 05/15/28 (f)	65	61
Banff Merger Sub Inc.
9.75%, 09/01/26 (f)	360	315
CDK Global, Inc.
4.88%, 06/01/27	300	307
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (f)	205	205
Inception Merger Sub, Inc.
8.63%, 11/15/24 (c) (f)	550	494
MasterCard Incorporated
3.30%, 03/26/27	102	111
3.35%, 03/26/30	142	158
3.85%, 03/26/50	122	149
NortonLifelock Inc.
3.95%, 06/15/22	400	397
Nuance Communications, Inc.
5.63%, 12/15/26	300	292
NVIDIA Corporation
2.85%, 04/01/30	287	298
3.50%, 04/01/40 - 04/01/50	931	1,004
3.70%, 04/01/60	122	131
Open Text Corporation
3.88%, 02/15/28 (f)	105	99
Oracle Corporation
2.50%, 04/01/25	991	1,012
2.80%, 04/01/27	991	1,010
2.95%, 04/01/30	1,000	1,006
3.60%, 04/01/40 - 04/01/50	1,980	1,960
3.85%, 04/01/60	1,000	1,030
Qorvo, Inc.
5.50%, 07/15/26	300	313
Radiate HoldCo, LLC
6.88%, 02/15/23 (f)	500	451
6.63%, 02/15/25 (f)	90	75
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (f)	50	53
Solera, LLC
10.50%, 03/01/24 (f)	500	490
SS&C Technologies, Inc.
5.50%, 09/30/27 (f)	300	313
TTM Technologies, Inc.
5.63%, 10/01/25 (f)	415	348
		12,381
Materials 0.6%
Allegheny Technologies Incorporated
5.88%, 12/01/27	145	121
Berry Global Escrow Corporation
4.88%, 07/15/26 (f)	200	202
Celtic Resources Holdings Designated Activity Company
4.13%, 10/09/24 (f)	200	195
CEMEX S.A.B. de C.V.
7.75%, 04/16/26 (f)	50	45
CF Industries, Inc.
5.38%, 03/15/44	200	190
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (f)	826	850
Cimpor Financial Operations B.V.
5.75%, 07/17/24 (f)	225	128
Crown Americas LLC
4.50%, 01/15/23	300	307
CSN Resources S.A.
7.63%, 02/13/23 (f)	420	292
Element Solutions Inc.
5.88%, 12/01/25 (f)	300	293
First Quantum Minerals Ltd
7.25%, 04/01/23 (f)	390	329
6.50%, 03/01/24 (f)	300	251
7.50%, 04/01/25 (f)	50	42
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (f)	30	28
7.88%, 07/15/26 (f)	370	345
FMG Resources (August 2006) Pty Ltd
4.50%, 09/15/27 (f)	5	5
Gold Fields Orogen Holding (BVI) Limited
4.88%, 10/07/20 (f)	75	73
5.13%, 05/15/24 (f)	100	94
Metinvest B.V.
7.75%, 04/23/23 (f)	340	240
Nufarm Australia Limited
5.75%, 04/30/26 (f)	300	259
OCI N.V.
6.63%, 04/15/23 (f)	85	81
OCP S.A.
6.88%, 04/25/44 (f)	20	22
Olin Corporation
5.13%, 09/15/27	200	181
5.63%, 08/01/29	145	133
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25 (c) (f)	300	282
Petkim Petrokimya Holding Anonim Sirketi
5.88%, 01/26/23 (f)	205	169
PT Bukit Makmur Mandiri Utama
7.75%, 02/13/22 (f)	225	152
Stillwater Mining Company
6.13%, 06/27/22 (f)	280	265
The Chemours Company
6.63%, 05/15/23	200	170
7.00%, 05/15/25 (c)	95	79
Turkiye Sise ve Cam Fabrikalari A.S.
4.25%, 05/09/20 (f)	200	200
6.95%, 03/14/26 (f)	25	23
Valvoline, Inc.
4.38%, 08/15/25	200	191
4.25%, 02/15/30 (f)	40	37
Vedanta Resources Limited
8.25%, 06/07/21 (f)	55	27
6.38%, 07/30/22 (f)	480	186
		6,487
Total Corporate Bonds And Notes (cost $383,905)		362,985
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.8%
AASET Trust
Series 2019-A-2, 3.38%, 10/16/26	916	692
Series 2019-B-2, 4.46%, 10/16/26	241	162
Series 2020-A-1A, 3.35%, 01/15/27	418	300
Series 2020-B-1A, 4.34%, 01/15/27	245	162
Allegany Park CLO Ltd
Series 2019-A-1A, 3.16%, (3M USD LIBOR + 1.33%), 01/20/33 (l)	421	394
AMMC CLO XI Limited
Series 2012-A1R2-11A, 2.78%, (3M USD LIBOR + 1.01%), 04/30/31 (f) (l)	1,000	931

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Ares LIV CLO Ltd
Series 2019-A-54A, 3.17%, (3M USD LIBOR + 1.32%), 10/15/32 (l)	778	730
Ares XLI CLO Ltd.
Series 2016-AR-41A, REMIC, 3.03%, (3M USD LIBOR + 1.20%), 01/16/29 (l)	1,032	987
Ares XXXIV CLO Ltd
Series 2015-AR2-2A, 0.00%, (3M USD LIBOR + 1.25%), 04/18/33 (l)	303	285
BAMLL Commercial Mortgage Securities Trust
Series 2019-ANM-BPR, 3.11%, 11/07/24	534	520
Series 2019-BNM-BPR, 3.47%, 11/07/24	100	96
Series 2019-CNM-BPR, 3.84%, 11/07/24	100	92
Series 2019-AMP-BPR, REMIC, 3.29%, 11/07/24	1,300	1,275
Bank 2019-BNK21
Series 2019-A5-BN21, REMIC, 2.85%, 09/17/29	94	97
Beechwood Park CLO Ltd
Series 2019-A1-1A, 3.23%, (3M USD LIBOR + 1.33%), 01/18/33 (l)	400	374
Benchmark Mortgage Trust
Series 2018-A5-B4, REMIC, 4.12%, 06/16/28	106	118
Series 2019-A5-B14, REMIC, 3.05%, 11/16/29	146	153
Interest Only, Series 2019-XA-B12, REMIC, 1.07%, 08/16/52 (l)	7,288	494
Interest Only, Series 2019-XA-B14, REMIC, 0.79%, 12/15/62 (l)	4,994	255
Bristol Park CLO LTD
Series 2016-AR-1A, 0.00%, 04/16/29	911	871
BX Commercial Mortgage Trust
Series 2019-A-XL, REMIC, 1.62%, (1M USD LIBOR + 0.92%), 10/15/21 (l)	478	454
Series 2019-B-XL, REMIC, 1.78%, (1M USD LIBOR + 1.08%), 10/15/21 (l)	422	396
Series 2019-C-XL, REMIC, 1.95%, (1M USD LIBOR + 1.25%), 10/15/21 (l)	531	482
Series 2019-D-XL, REMIC, 2.15%, (1M USD LIBOR + 1.45%), 10/15/21 (l)	753	674
Series 2019-E-XL, REMIC, 2.50%, (1M USD LIBOR + 1.80%), 10/15/21 (l)	3,446	3,015
Series 2020-A-BXLP, REMIC, 1.50%, (1M USD LIBOR + 0.80%), 12/15/21 (l)	940	872
Series 2020-B-BXLP, REMIC, 1.70%, (1M USD LIBOR + 1.00%), 12/15/21 (l)	465	423
Series 2020-C-BXLP, REMIC, 1.82%, (1M USD LIBOR + 1.12%), 12/15/21 (l)	369	332
Series 2020-D-BXLP, REMIC, 1.95%, (1M USD LIBOR + 1.25%), 12/15/21 (l)	572	509
Series 2020-E-BXLP, REMIC, 2.30%, (1M USD LIBOR + 1.60%), 12/15/21 (l)	435	383
BX Trust
Series 2019-A-CALM, 1.58%, (1M USD LIBOR + 0.88%), 11/15/32 (l)	210	189
Series 2018-A-EXCL, REMIC, 1.79%, (1M USD LIBOR + 1.09%), 09/15/20 (l)	2,393	2,181
Carvana Auto Receivables Trust
Series 2019-A2-4A, 2.20%, 03/15/21	173	170
Series 2019-A3-4A, 2.30%, 02/15/22	235	231
Cedar Funding Ltd
Series 2019-A-10A, 3.47%, (3M USD LIBOR + 1.34%), 10/20/32 (l)	666	603
CHC Commercial Mortgage Trust
Series 2019-A-CHC, 1.82%, (1M USD LIBOR + 1.12%), 06/15/21 (l)	1,450	1,357
Series 2019-B-CHC, 2.20%, (1M USD LIBOR + 1.50%), 06/15/21 (l)	238	220
Series 2019-C-CHC, 2.45%, (1M USD LIBOR + 1.75%), 06/15/21 (l)	269	243
COMM Mortgage Trust
Series 2014-A5-CR18, REMIC, 3.83%, 06/17/24	180	190
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2019-A-HP1, 2.59%, 12/15/26	1,110	1,104
Credit Suisse Mortgage Capital Certificates
Series 2019-A-ICE4, 1.69%, (1M USD LIBOR + 0.98%), 05/15/21 (l)	300	282
Dryden 78 CLO Ltd
Series 2020-A-78A, 2.45%, (3M USD LIBOR + 1.18%), 04/17/33 (l)	600	558
Dryden Senior Loan Fund
Series 2019-A1-76A, 3.26%, (3M USD LIBOR + 1.33%), 10/20/32 (l)	294	278
Flatiron CLO 19 Ltd
Series 2019-A-1A, 3.21%, (3M USD LIBOR + 1.32%), 11/16/32 (l)	867	806
Madison Park Funding XIX, Ltd.
Series 2015-A1R2-19A, 1.79%, (3M USD LIBOR + 0.92%), 01/24/28 (l)	674	649
Madison Park Funding XXXIII, Ltd.
Series 2019-A-33A, 3.17%, (3M USD LIBOR + 1.33%), 10/15/32 (l)	426	399
Magnetite XXIII, Limited
Series 2019-A-23A, 3.17%, (3M USD LIBOR + 1.30%), 10/25/32 (l)	7,500	7,047
Magnetite XXIV, Limited
Series 2019-A-24A, 3.24%, (3M USD LIBOR + 1.33%), 01/18/33 (l)	556	519
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	431	415
Milos CLO Ltd
Series 2017-AR-1A, 2.76%, (3M USD LIBOR + 1.07%), 10/21/30 (l)	895	843
Morgan Stanley Capital I Inc
Series 2019-A-NUGS, REMIC, 2.45%, (1M USD LIBOR + 0.95%), 12/15/36 (l)	900	847
Morgan Stanley Capital I Trust
Series 2019-A-MEAD, 3.17%, 11/13/24	1,163	1,135
Series 2019-B-MEAD, 3.18%, 11/13/24	168	161
Series 2019-C-MEAD, 3.18%, 11/13/24	161	145
Series 2011-AJ-C3, REMIC, 5.24%, 08/17/21 (l)	300	299
Navient Private Education Refi Loan Trust
Series 2016-A-5A, 2.20%, (1M USD LIBOR + 1.25%), 12/25/28 (l)	7,875	7,203
Navient Student Loan Trust
Series 2016-A-7A, 2.10%, (1M USD LIBOR + 1.15%), 12/25/28 (l)	3,514	3,376
New Residential Mortgage Loan Trust
Series 2020-A1B-1A, 3.50%, 10/25/59 (l)	701	701
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.21%, (3M USD LIBOR + 0.38%), 10/15/20 (f) (l)	1,880	1,870
Series 2019-1A1-1A, 2.38%, (3M USD LIBOR + 0.55%), 07/15/58 (g) (l)	360	351
Planet Fitness Master
Series 2019-A2-1A, 3.86%, 12/05/49 (f)	659	601
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 02/16/26	204	196
Provident Funding Mortgage Loan Trust
Series 2019-A3-1, 3.00%, 10/25/26	409	398
RETL
Series 2019-C-RVP, REMIC, 2.80%, (1M USD LIBOR + 2.10%), 03/15/21 (l)	1,200	990
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	853	552
Series 2020-B-1A, 4.34%, 03/15/27	250	146
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	896	912
Silver Aircraft Lease Investment Limited
Series 2019-A-1, 3.97%, 07/15/26	761	532
Silverstone Master Issuer PLC
Series 2019-1A-1A, 2.39%, (3M USD LIBOR + 0.57%), 01/21/70 (l)	448	440
Taconic Park CLO Ltd
Series 2016-A1R-1A, 2.31%, (3M USD LIBOR + 1.00%), 01/22/29 (l)	606	580
Thunderbolt III Aircraft Lease Limited
Series 2019-A-1, 3.67%, 11/15/26	1,248	873
Total Non-U.S. Government Agency Asset-Backed Securities (cost $62,405)		57,120

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SENIOR LOAN INTERESTS 4.3%
Information Technology 0.8%
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (l)	744	633
USD 2nd Lien Term Loan , 9.03%, (3M LIBOR + 7.25%), 04/27/25 (l)	250	185
Ascend Learning, LLC
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/29/24 (l)	124	110
Term Loan, 0.00%, (1M LIBOR + 3.00%), 07/29/24 (l) (r)	25	22
Banff Merger Sub Inc
2018 USD Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/30/25 (l)	262	217
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.62%, (1M LIBOR + 2.00%), 11/14/25 (l)	489	470
CCC Information Services, Inc.
2017 1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 03/30/24 (l)	125	113
CommScope, Inc.
2019 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 02/07/26 (l)	498	468
DCert Buyer, Inc.
2019 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 07/31/26 (l)	125	111
Dell International LLC
2019 Term Loan B, 3.61%, (1M LIBOR + 2.00%), 09/11/25 (l)	125	119
Emerald TopCo Inc
Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/16/26 (l)	124	113
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/15/24 (l)	493	469
II-VI Incorporated
Term Loan B, 5.10%, (1M LIBOR + 3.50%), 06/28/26 (l)	100	82
Ivanti Software, Inc.
2017 Term Loan B, 5.25%, (3M LIBOR + 4.25%), 01/20/24 (l)	249	219
Kronos Incorporated
2017 Term Loan B, 4.76%, (3M LIBOR + 3.00%), 11/01/23 (l)	1,000	907
MA FinanceCo., LLC
2017 Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 11/19/21 (l)	750	703
McAfee, LLC
2018 USD Term Loan B, 4.69%, (1M LIBOR + 3.75%), 09/30/24 (l)	495	462
NAVEX TopCo, Inc.
2018 1st Lien Term Loan, 4.86%, (1M LIBOR + 3.25%), 09/04/25 (l)	25	21
ON Semiconductor Corporation
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/13/26 (l)	124	116
Playtika Holding Corp
Term Loan B, 7.07%, (6M LIBOR + 6.00%), 12/03/24 (l)	247	229
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.26%, (1M LIBOR + 3.00%), 11/03/23 (l)	—	—
2017 Incremental 1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 11/03/23 (l)	100	86
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (l)	125	114
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (l)	495	473
S2P Acquisition Borrower, Inc.
Term Loan, 5.60%, (3M LIBOR + 4.00%), 08/01/26 (l)	124	104
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (l)	119	113
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (l)	272	253
SS&C Technologies Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (l)	381	355
TTM Technologies, Inc.
2017 Term Loan, 4.08%, (1M LIBOR + 2.50%), 09/28/24 (l)	250	232
Vertafore, Inc.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 06/04/25 (l)	247	217
VS Buyer, LLC
Term Loan B, 4.86%, (3M LIBOR + 3.25%), 02/19/27 (l)	95	91
Web.com Group, Inc.
2018 Term Loan B, 4.95%, (3M LIBOR + 3.75%), 09/17/25 (l)	250	204
		8,011
Communication Services 0.8%
Allen Media, LLC
2020 Term Loan B, 7.23%, (3M LIBOR + 5.50%), 02/05/27 (l)	200	166
Altice France S.A.
USD Term Loan B12, 4.39%, (1M LIBOR + 3.69%), 01/31/26 (l)	992	923
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 5.36%, (1M LIBOR + 3.75%), 10/19/23 (l)	496	427
Charter Communications Operating, LLC
2019 Term Loan B1, 3.36%, (1M LIBOR + 1.75%), 04/30/25 (l)	744	712
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (l)	125	98
Coral-US Co-Borrower, LLC
2020 Term Loan B5, 3.85%, (1M LIBOR + 2.25%), 01/22/28 (l)	220	205
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (l)	992	944
Cumulus Media New Holdings Inc.
Term Loan B, 4.82%, (6M LIBOR + 3.75%), 03/31/26 (l)	124	99
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (l)	328	253
Frontier Communications Corp.
2017 Term Loan B1, 5.21%, (3M LIBOR + 3.75%), 05/31/24 (l)	1	1
2017 Term Loan B1, 5.35%, (3M LIBOR + 3.75%), 05/31/24 (l)	366	347
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (l)	55	46
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (l)	1,000	911
Iridium Satellite LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (l)	90	85
LCPR Loan Financing LLC
Term Loan B, 5.70%, (3M LIBOR + 5.00%), 10/22/26 (l)	90	82
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (l)	337	314
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (l)	118	103
Red Ventures, LLC
Term Loan, 0.00%, (1M LIBOR + 2.50%), 11/08/24 (l) (r)	20	17
2020 Term Loan B, 4.11%, (1M LIBOR + 2.50%), 11/08/24 (l)	124	103

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Securus Technologies Holdings, Inc.
2017 2nd Lien Term Loan, 9.85%, (1M LIBOR + 8.25%), 06/30/25 (l)	150	70
Sinclair Television Group Inc.
Term Loan B2B, 3.21%, (1M LIBOR + 2.50%), 07/18/26 (l)	90	84
Springer Nature Deutschland GmbH
USD Term Loan B16, 5.20%, (1M LIBOR + 3.50%), 08/14/24 (l)	367	322
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (l)	249	220
Uber Technologies, Inc.
2018 Incremental Term Loan, 5.10%, (1M LIBOR + 3.50%), 07/13/23 (l)	495	459
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (l)	125	115
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (l)	350	329
		7,435
Consumer Discretionary 0.6%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (l)	249	229
Anastasia Parent, LLC
2018 Term Loan B, 5.35%, (6M LIBOR + 3.75%), 08/03/25 (l)	247	138
Apro, LLC
Term Loan, 0.00%, 10/28/26 (r)	11	9
2019 Term Loan B, 5.65%, (1M LIBOR + 4.00%), 10/28/26 (l)	39	33
Aramark Services, Inc.
2019 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 12/04/26 (l)	125	116
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (l)	990	827
BidFair MergerRight Inc
Term Loan B, 6.50%, (1M LIBOR + 5.50%), 01/23/27 (l)	117	89
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (l)	662	533
CEC Entertainment, Inc.
2019 Term Loan B, 8.10%, (3M LIBOR + 6.50%), 08/26/24 (l)	124	66
CityCenter Holdings, LLC
2017 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 04/14/24 (l)	247	215
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (l)	500	444
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (l)	495	359
2017 2nd Lien Term Loan, 8.60%, (6M LIBOR + 7.00%), 09/08/24 (l)	30	20
Fleet U.S. Bidco Inc.
Term Loan B, 4.32%, (6M LIBOR + 3.25%), 09/18/26 (l)	40	36
Global Education Management Systems Establishment
Term Loan, 6.61%, (3M LIBOR + 5.00%), 07/30/26 (l)	124	100
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (l)	222	172
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (l)	260	201
Kestrel Bidco Inc.
Term Loan B, 4.00%, (1M LIBOR + 3.00%), 07/31/26 (l)	120	91
KUEHG Corp.
2018 Incremental Term Loan, 5.69%, (3M LIBOR + 3.75%), 02/21/25 (l)	495	367
Life Time Fitness Inc
2017 Term Loan B, 4.36%, (3M LIBOR + 2.75%), 06/22/22 (l)	495	363
Party City Holdings Inc.
2018 Term Loan B, 4.10%, (6M LIBOR + 2.50%), 08/19/22 (l)	93	45
2018 Term Loan B, 4.10%, (1M LIBOR + 2.50%), 08/19/22 (l)	12	6
2018 Term Loan B, 4.11%, (1M LIBOR + 2.50%), 08/19/22 (l)	4	2
Scientific Games International, Inc.
2018 Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 08/14/24 (l)	10	8
2018 Term Loan B5, 4.37%, (3M LIBOR + 2.75%), 08/14/24 (l)	42	34
Seminole Tribe of Florida
2018 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 07/26/24 (l)	71	65
SMG US Midco 2, Inc.
2020 Term Loan, 3.43%, (3M LIBOR + 2.50%), 01/23/25 (l)	50	42
Spin Holdco Inc.
2017 Term Loan B, 5.09%, (3M LIBOR + 3.25%), 11/14/22 (l)	256	227
Staples, Inc.
Term Loan B2, 6.02%, (1M LIBOR + 4.50%), 09/12/24 (l)	125	85
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (l)	248	195
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (l)	338	322
Station Casinos LLC
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 01/30/27 (l)	248	210
STG-Fairway Holdings, LLC
Term Loan B, 5.10%, (6M LIBOR + 3.50%), 01/22/27 (l)	25	21
United PF Holdings, LLC
Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/30/26 (l) (q) (r)	—	—
Term Loan, 0.00%, 12/30/26 (l) (q) (r)	11	8
2019 1st Lien Term Loan, 5.60%, (3M LIBOR + 4.00%), 12/30/26 (l) (q)	89	64
WHATABRANDS LLC
2020 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 08/02/26 (l)	105	86
WideOpenWest Finance LLC
Term Loan, 0.00%, (1M LIBOR + 3.25%), 08/19/23 (l) (r)	30	28
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 08/19/23 (l)	247	227
WW International, Inc.
2017 Term Loan B, 6.72%, (3M LIBOR + 4.75%), 11/16/24 (l)	208	194
		6,277
Financials 0.5%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (l)	125	110
Agro Merchants NAI Holdings, LLC
2017 1st Lien Term Loan B, 5.69%, (3M LIBOR + 3.75%), 07/18/25 (l) (q)	248	205
AlixPartners, LLP
Term Loan, 0.00%, (1M LIBOR + 2.50%), 03/28/24 (l) (r)	100	95
AmeriLife Group, LLC
Term Loan, 0.00%, 02/06/27 (l) (q) (r)	6	5
2020 Term Loan, 4.61%, (1M LIBOR + 4.00%), 02/06/27 (l) (q)	44	36
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (l)	166	153
2017 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 01/19/24 (l)	33	31
AssuredPartners, Inc.
2020 Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/07/20 (l)	204	177

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Asurion LLC
2017 Term Loan B4, 4.60%, (1M LIBOR + 3.00%), 08/04/22 (l)	1,350	1,274
2017 2nd Lien Term Loan, 8.10%, (1M LIBOR + 6.50%), 08/04/25 (l)	375	342
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.52%, (1M LIBOR + 1.75%), 01/15/25 (l)	277	246
BCP Renaissance Parent LLC
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 09/20/24 (l)	247	122
Buzz Merger Sub Ltd
Term Loan B, 4.35%, (1M LIBOR + 2.75%), 01/29/27 (l)	25	23
Citadel Securities LP
2020 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/20/26 (l)	26	23
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (6M LIBOR + 2.25%), 02/05/25 (l)	366	247
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/15/25 (l)	124	108
Hub International Limited
2018 Term Loan B, 4.39%, (3M LIBOR + 2.75%), 04/25/25 (l)	22	21
2018 Term Loan B, 4.52%, (3M LIBOR + 2.75%), 04/25/25 (l)	1	1
Term Loan, 4.55%, (3M LIBOR + 2.75%), 04/25/25 (l)	471	438
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (l)	124	102
Lightstone Holdco LLC
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 01/30/24 (l)	237	178
2018 Term Loan C, 5.35%, (1M LIBOR + 3.75%), 01/30/24 (l)	13	10
Maverick Purchaser
Term Loan, 0.00%, (1M LIBOR + 4.00%), 01/24/27 (l) (r)	25	23
RPI 2019 Intermediate Finance Trust
2020 New RPI Term Loan A1, 3.11%, (1M LIBOR + 1.50%), 02/07/25 (l) (q)	123	111
2020 Term Loan B1, 2.47%, (1M LIBOR + 1.75%), 02/07/27 (l)	339	312
RPI Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (3M LIBOR + 1.75%), 02/07/27 (l)	242	223
Trans Union, LLC
2019 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 11/13/26 (l)	431	412
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (l)	169	108
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (l)	40	35
UGI Energy Services, LLC
Term Loan B, 5.35%, (1M LIBOR + 3.75%), 08/01/26 (l) (q)	124	105
Veritas Bermuda Ltd.
Term Loan, 6.10%, (3M LIBOR + 4.50%), 01/27/23 (l)	37	32
USD Repriced Term Loan B, 6.44%, (3M LIBOR + 4.50%), 01/27/23 (l)	7	6
		5,314
Industrials 0.5%
Advanced Drainage Systems, Inc.
Term Loan B, 3.81%, (1M LIBOR + 2.25%), 09/18/26 (l)	116	106
AI Convoy (Luxembourg) S.A.R.L
Term Loan, 0.00%, (3M LIBOR + 3.50%), 01/20/27 (l) (r)	35	31
USD Term Loan B, 5.34%, (3M LIBOR + 3.50%), 01/20/27 (l)	70	62
Altra Industrial Motion Corp.
2018 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/26/25 (l)	230	200
Amentum Government Services Holdings LLC
Term Loan B, 5.76%, (1M LIBOR + 4.00%), 01/24/27 (l)	90	83
APi Group DE, Inc.
Term Loan B, 4.10%, (1M LIBOR + 2.50%), 09/25/26 (l)	125	106
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (l)	116	93
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (l)	132	105
Brookfield WEC Holdings Inc.
Term Loan, 0.00%, (1M LIBOR + 3.00%), 08/01/25 (l) (r)	40	38
2020 Term Loan, 4.60%, (1M LIBOR + 3.00%), 08/01/25 (l)	284	267
Camelot U.S. Acquisition 1 Co.
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 10/31/26 (l)	135	127
CPI Holdco, LLC
2019 Term Loan, 5.70%, (3M LIBOR + 4.25%), 10/28/26 (l) (q)	25	21
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (l)	174	138
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (l)	324	257
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (l)	238	206
Gardner Denver, Inc.
Term Loan, 0.00%, (3M LIBOR + 1.75%), 03/01/27 (l) (r)	115	108
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (l)	125	119
GIP III Stetson I, L.P
2018 Term Loan B, 5.17%, (1M LIBOR + 4.25%), 12/06/24 (l)	463	195
Hamilton Holdco, LLC
2018 Term Loan B, 3.95%, (3M LIBOR + 2.00%), 06/01/25 (l)	70	65
Hillman Group Inc. (The)
Term Loan, 0.00%, (6M LIBOR + 4.00%), 05/16/25 (l) (r)	25	19
Lineage Logistics Holdings, LLC
2018 Term Loan , 4.60%, (1M LIBOR + 3.00%), 02/27/25 (l)	347	322
Pike Corporation
2019 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 07/24/26 (l)	91	84
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (l)	495	467
TransDigm, Inc.
2020 Term Loan F, 3.24%, (1M LIBOR + 2.25%), 06/09/23 (l)	990	898
Tunnel Hill Partners, LP
Term Loan B, 5.15%, (1M LIBOR + 3.50%), 02/08/26 (l) (q)	124	104
USI, Inc.
2017 Repriced Term Loan, 3.99%, (3M LIBOR + 3.00%), 05/16/24 (l)	371	337
Vertiv Group Corporation
Term Loan, 0.00%, (1M LIBOR + 3.00%), 02/11/27 (l) (r)	125	107
WP CPP Holdings, LLC
2018 Term Loan , 5.53%, (3M LIBOR + 3.75%), 04/30/25 (l)	124	93
Zekelman Industries, Inc.
2020 Term Loan, 3.85%, (1M LIBOR + 2.25%), 01/17/27 (l)	100	91
		4,849

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Health Care 0.4%
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (l)	145	135
American Renal Holdings Inc.
2017 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 06/22/24 (l)	494	418
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (l)	248	230
Bausch Health Companies Inc.
Term Loan B, 3.36%, (1M LIBOR + 2.75%), 11/26/25 (l)	895	846
Catalent Pharma Solutions Inc.
Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 05/10/26 (l)	248	239
Copernicus Group, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/10/26 (l) (r)	45	42
Da Vinci Purchaser Corp.
2019 Term Loan, 5.87%, (3M LIBOR + 4.00%), 12/10/26 (l)	75	70
DaVita, Inc.
2020 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 07/30/26 (l)	124	118
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (l) (r)	250	236
Ensemble RCM, LLC
Term Loan, 5.51%, (3M LIBOR + 3.75%), 07/24/26 (l)	75	68
MED ParentCo LP
Term Loan, 0.00%, (1M LIBOR + 4.25%), 08/01/26 (l) (r)	30	25
Term Loan, 0.00%, 08/01/26 (r)	14	12
1st Lien Delayed Draw Term Loan, 4.25%, (1M LIBOR + 4.25%), 08/01/26 (l)	1	1
1st Lien Delayed Draw Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (l)	2	1
1st Lien Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (l)	44	36
2nd Lien Term Loan, 9.85%, (1M LIBOR + 8.25%), 07/31/27 (l)	35	29
MPH Acquisition Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 2.75%), 06/07/23 (l) (r)	100	88
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (l)	264	244
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 06/18/24 (l)	63	48
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.60%, (1M LIBOR + 3.00%), 06/16/24 (l)	495	367
U.S. Renal Care, Inc.
2019 Term Loan B, 6.63%, (1M LIBOR + 5.00%), 06/12/26 (l)	373	322
Zelis Healthcare Corporation
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (l)	125	115
		3,690
Materials 0.3%
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (l) (q) (r)	60	54
Berlin Packaging LLC
2018 1st Lien Term Loan, 4.46%, (3M LIBOR + 3.00%), 11/01/25 (l)	7	6
2018 1st Lien Term Loan, 4.59%, (1M LIBOR + 3.00%), 11/01/25 (l)	488	424
Berry Global, Inc.
Term Loan Y, 2.86%, (1M LIBOR + 2.00%), 07/01/26 (l)	993	938
Clearwater Paper Corporation
Term Loan B, 4.25%, (3M LIBOR + 3.25%), 07/19/26 (l) (q)	50	45
Consolidated Energy Finance, S.A.
Term Loan B, 3.24%, (3M LIBOR + 2.50%), 05/07/25 (l) (q)	495	346
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (l)	438	396
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (l)	16	15
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (l)	50	41
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (l)	246	217
Pregis TopCo Corporation
1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 07/25/26 (l)	75	65
Sabert Corporation
Term Loan B, 5.50%, (3M LIBOR + 4.50%), 11/22/26 (l)	125	115
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (l)	483	429
		3,091
Consumer Staples 0.2%
Allsup's Convenience Stores Inc
Term Loan, 7.18%, (1M LIBOR + 6.25%), 11/14/24 (l)	74	60
BellRing Brands, LLC
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 10/10/24 (l)	79	74
BI-LO Holding LLC
Exit Term Loan B, 9.31%, (3M LIBOR + 8.00%), 05/31/24 (l)	81	65
Exit Term Loan B, 9.66%, (3M LIBOR + 8.00%), 05/31/24 (l)	82	66
Exit Term Loan B, 9.74%, (3M LIBOR + 8.00%), 05/31/24 (l)	85	68
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.05%, (1M LIBOR + 2.25%), 01/26/24 (l)	380	363
Chobani, LLC
2017 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 10/09/23 (l)	248	220
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (l)	120	114
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (l)	495	461
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (l)	175	164
The Simply Good Foods Company
Term Loan, 0.00%, (3M LIBOR + 3.75%), 07/07/24 (l) (r)	25	23
US Foods, Inc.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 08/14/26 (l)	124	113
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (l)	291	273
		2,064
Energy 0.2%
BCP Raptor, LLC
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/07/24 (l)	495	208
California Resources Corporation
2017 1st Lien Term Loan, 6.36%, (3M LIBOR + 4.75%), 11/08/22 (l)	210	46
Term Loan, 11.66%, (3M LIBOR + 10.38%), 08/05/23 (l)	95	4
Second Out Term Loan, 11.99%, (3M LIBOR + 10.38%), 08/05/23 (l)	660	31
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.00%, (1M LIBOR + 8.00%), 06/09/24 (l)	325	125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CITGO Holding Inc.
2019 Term Loan B, 8.60%, (1M LIBOR + 7.00%), 07/23/23 (l)	60	48
Citgo Petroleum Corporation
New Term Loan B, 6.44%, (1M LIBOR + 4.50%), 07/23/21 (l) (q)	495	458
Gavilan Resources, LLC
2nd Lien Term Loan, 6.99%, (1M LIBOR + 6.00%), 02/24/24 (l)	495	45
Granite Generation LLC
Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/22/26 (l)	42	35
Term Loan B, 5.20%, (3M LIBOR + 3.75%), 10/22/26 (l)	8	6
Limetree Bay Terminals, LLC
2017 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 02/10/24 (l)	124	73
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (l)	99	59
Murray Energy Corporation
DIP Term Loan, 13.00%, (1M LIBOR + 11.00%), 07/29/20 (l)	168	146
2018 Term Loan B2, 0.00%, 10/17/22 (i) (j)	499	44
Sanchez Energy Corp
Term Loan, 0.00%, 05/11/20 (q) (r)	94	90
DIP New Money Term Loan, 10.00%, (1M LIBOR + 8.00%), 05/11/20 (l) (q)	38	36
		1,454
Real Estate 0.0%
VICI Properties 1 LLC
Replacement Term Loan B, 2.67%, (1M LIBOR + 1.75%), 12/13/24 (l)	500	458
Utilities 0.0%
Moxie Patriot LLC
Term Loan B1, 7.69%, (3M LIBOR + 5.75%), 12/19/20 (l)	119	98
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (l)	48	46
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (l)	201	190
		334
Total Senior Loan Interests (cost $50,368)		42,977
COMMON STOCKS 0.0%
Energy 0.0%
Weatherford International Public Limited Company (i)	—	1
Total Common Stocks (cost $7)		1
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (i) (q) (s)	1,000	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.0%
Investment Companies 2.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (t) (u)	28,388	28,388
Securities Lending Collateral 2.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (t) (u)	20,601	20,601
Total Short Term Investments (cost $48,989)		48,989
Total Investments 107.5% (cost $1,066,161)		1,060,832
Total Forward Sales Commitments (1.1)% (proceeds $11,259)		(11,320)
Total Purchased Options 0.2% (cost $1,159)		1,492
Other Derivative Instruments (0.1)%		(794)
Other Assets and Liabilities, Net (6.5)%		(63,095)
Total Net Assets 100.0%		987,115

(a) All or a portion of the security is pledged or segregated as collateral.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $38,019.

(c) All or a portion of the security was on loan as of March 31, 2020.

(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(e) Treasury inflation indexed note, par amount is adjusted for inflation.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $97,522 and 9.9% of the Fund.

(g) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(h) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(i) Non-income producing security.

(j) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Perpetual security. Next contractual call date presented, if applicable.

(n) Convertible security.

(o) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(p) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(q) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(r) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(s) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(t) Investment in affiliate.

(u) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (1.1%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.1%)
Mortgage-Backed Securities (1.1%)
Federal National Mortgage Association, Inc.
TBA, 3.50%, 04/15/47 (a)	(1,400)	(1,481)
Government National Mortgage Association
TBA, 3.00%, 04/15/48 (a)	(9,300)	(9,839)
Total Government And Agency Obligations (proceeds $11,259)		(11,320)
Total Forward Sales Commitments (1.1%) (proceeds $11,259)		(11,320)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $11,259.

JNL/Fidelity Institutional Asset Management Total Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
1MDB Global Investments Limited, 4.40%, 03/09/23	07/08/19	973	874	0.1
ADES International Holding PLC, 8.63%, 04/24/24	07/11/19	201	199	—
Alfa Bond Issuance Public Limited Company, 6.95%, callable at 100 beginning 04/30/23	01/22/20	202	170	—
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	06/25/19	310	277	—
Cosan Overseas Limited, 8.25%, callable at 100 beginning 08/05/20	06/27/19	390	343	0.1
DTEK Finance PLC, 10.75%, 12/31/24	06/25/19	483	228	—
Gobierno de la Provincia de Buenos Aires, 10.88%, 01/26/21	06/27/19	145	39	—
Iraq, Government of, 5.80%, 01/15/28	06/24/19	642	487	0.1
Kondor Finance PLC, 7.38%, 07/19/22	01/16/20	210	167	—
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	11/19/19	708	694	0.1
Minstry of Finance, Lebenon Republic of, 6.38%, 05/15/20	06/24/19	306	133	—
Minstry of Finance, Lebenon Republic of, 5.80%, 07/02/20	07/01/19	69	14	—
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,158	342	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	10/23/17	402	79	—
Presidence de la Republique de Cote d'Ivoire, 5.75%, 12/31/32	03/30/20	77	77	—
Presidencia de la Republica de El Salvador, 5.88%, 01/30/25	07/29/19	21	18	—
Presidencia de la Republica de El Salvador, 7.65%, 06/15/35	07/30/19	22	17	—
TBG Global Pte. Ltd., 5.25%, 02/10/22	07/03/19	202	191	—
TCS Finance Designated Activity Company, 9.25%, callable at 100 beginning 09/15/22	06/25/19	207	175	—
TV Azteca S.A.B. de C.V., 8.25%, 08/09/24	07/01/19	499	350	0.1
Viet Nam, Socialist Republic of, 4.80%, 11/19/24	07/15/19	374	342	—
		9,601	5,216	0.5

JNL/Fidelity Institutional Asset Management Total Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	5	June 2020	675	(1)	18
United States Long Bond	29	June 2020	5,073	(48)	120
				(49)	138
Short Contracts
United States 2 Year Note	(118)	July 2020	(25,868)	4	(137)
United States 5 Year Note	(133)	July 2020	(16,165)	6	(508)
				10	(645)

JNL/Fidelity Institutional Asset Management Total Bond Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30	4,150	14	(109)
3M LIBOR (Q)	Receiving	1.50	(S)	06/17/50	440	6	(1)
3M LIBOR (Q)	Paying	1.00	(S)	06/17/22	5,210	2	2
3M LIBOR (Q)	Paying	1.25	(S)	06/17/25	1,214	—	—
						22	(108)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 10/22/29	BOA	Call	1.82	10/18/24	700,000	39
3M LIBOR, 03/08/31	CIT	Call	1.00	03/04/21	1,500,000	26
3M LIBOR, 07/22/24	GSC	Call	2.20	07/18/24	7,000,000	496
3M LIBOR, 10/30/29	GSC	Call	1.91	10/28/24	10,400,000	618
3M LIBOR, 02/28/30	GSC	Call	1.40	02/26/25	1,500,000	26
3M LIBOR, 02/28/30	GSC	Call	1.40	02/26/25	200,000	3
3M LIBOR, 10/22/29	BOA	Put	1.82	10/18/24	700,000	7
3M LIBOR, 03/08/31	CIT	Put	1.00	03/04/21	1,500,000	65
3M LIBOR, 07/22/24	GSC	Put	2.20	07/18/24	7,000,000	43
3M LIBOR, 10/30/29	GSC	Put	1.91	10/28/24	10,400,000	99
3M LIBOR, 02/28/30	GSC	Put	1.40	02/26/25	1,500,000	62
3M LIBOR, 02/28/30	GSC	Put	1.40	02/26/25	200,000	8
						1,492

JNL/Fidelity Institutional Asset Management Total Bond Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]	Value ($)
Interest Rate Swaptions
3M LIBOR, 12/05/29	BOA	Call	1.78	12/03/24	3,500,000	(191)
3M LIBOR, 12/11/29	BOA	Call	1.89	12/09/24	3,600,000	(212)
3M LIBOR, 12/12/29	BOA	Call	1.90	12/10/24	2,100,000	(124)
3M LIBOR, 01/27/30	BOA	Call	1.83	01/23/25	2,300,000	(129)
3M LIBOR, 12/05/29	BOA	Put	1.78	12/03/24	3,500,000	(39)
3M LIBOR, 12/11/29	BOA	Put	1.89	12/09/24	3,600,000	(36)
3M LIBOR, 12/12/29	BOA	Put	1.90	12/10/24	2,100,000	(21)
3M LIBOR, 01/27/30	BOA	Put	1.83	01/23/25	2,300,000	(25)
						(777)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/First State Global Infrastructure Fund
COMMON STOCKS 98.2%
United States of America 57.6%
Alliant Energy Corporation	469	22,653
American Electric Power Company, Inc.	375	29,975
American Tower Corporation	161	34,988
AVANGRID, Inc.	142	6,215
Avista Corporation	256	10,890
CenterPoint Energy, Inc.	785	12,127
Cheniere Energy, Inc. (a)	359	12,036
Crown Castle International Corp.	290	41,905
Dominion Energy, Inc.	754	54,399
Enterprise Products Partners LP	2,015	28,816
Evergy, Inc.	426	23,453
Eversource Energy (b)	205	15,994
Magellan Midstream Partners LP	421	15,352
NextEra Energy, Inc.	274	66,037
NiSource Inc.	772	19,281
Norfolk Southern Corporation	129	18,823
PNM Resources, Inc. (b)	318	12,073
Portland General Electric Co.	323	15,488
SBA Communications Corporation	21	5,706
The Williams Companies, Inc. (b)	1,583	22,395
UGI Corp.	608	16,221
Union Pacific Corporation	104	14,647
Xcel Energy Inc.	291	17,564
		517,038
United Kingdom 7.8%
National Grid PLC	3,172	37,159
Severn Trent PLC	428	12,107
Signature Aviation PLC	4,414	9,027
SSE PLC	702	11,387
		69,680
France 6.7%
Eiffage	312	22,219
Rubis	380	15,803
VINCI	272	22,502
		60,524
Japan 6.4%
Central Japan Railway Co.	78	12,487
East Japan Railway Co. (b)	342	25,911
Tokyo Gas Co. Ltd.	800	18,976
		57,374
Australia 4.8%
Aurizon Holdings Limited	1,728	4,488
Transurban Group (b)	5,212	38,348
		42,836
Canada 3.8%
Emera Inc.	623	24,566
Pembina Pipeline Corporation	523	9,792
		34,358
Hong Kong 2.6%
CLP Holdings Ltd.	2,560	23,489
China 1.9%
China Merchants Holdings International Co. Ltd.	3,908	4,445
Jiangsu Expressway Co. Ltd. - Class H	8,952	9,962
Jinke Property Group Co., Ltd.	5,342	2,580
		16,987
Mexico 1.8%
Grupo Aeroportuario del Sureste SAB de CV - Class B (b)	1,000	9,463
Promotora y Operadora de Infraestructura SAB de CV (b)	1,040	7,015
		16,478
Switzerland 1.7%
Flughafen Zurich AG	133	15,024
Italy 1.7%
Atlantia SpA	1,187	14,901
Spain 0.9%
Ferrovial, S.A.	336	8,056
New Zealand 0.5%
Auckland International Airport Limited	1,536	4,510
Total Common Stocks (cost $995,390)		881,255
SHORT TERM INVESTMENTS 1.1%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	9,407	9,407
Total Short Term Investments (cost $9,407)		9,407
Total Investments 99.3% (cost $1,004,797)		890,662
Other Assets and Liabilities, Net 0.7%		6,326
Total Net Assets 100.0%		896,988

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
COMMON STOCKS 47.4%
Communication Services 13.0%
Alphabet Inc. - Class A (a)	22	25,169
Alphabet Inc. - Class C (a)	20	23,052
Baidu, Inc. - Class A - ADR (a)	145	14,659
Charter Communications, Inc. - Class A (a)	51	22,131
Comcast Corporation - Class A	844	29,032
Facebook, Inc. - Class A (a)	127	21,203
Naspers Ltd. - Class N	136	19,355
SoftBank Group Corp.	145	5,160
		159,761
Information Technology 9.1%
Analog Devices, Inc. (b)	296	26,581
Broadcom Inc. (b)	123	29,048
Microsoft Corporation (b)	123	19,354
NEXON Co.,Ltd.	604	9,870
NXP Semiconductors N.V.	61	5,087
TE Connectivity Ltd.	360	22,702
		112,642
Financials 8.5%
American International Group, Inc. (b)	943	22,880
Aon PLC - Class A	55	9,118
Bank of America Corporation (b)	605	12,850
Citigroup Inc.	384	16,181
Groupe Bruxelles Lambert SA	300	23,465
The Royal Bank of Scotland Group Public Limited Company	4,173	5,791
Wells Fargo & Company	527	15,121
		105,406
Industrials 5.5%
Howmet Aerospace Inc.	1,056	16,953
Jardine Strategic Holdings Ltd.	293	6,433
LG Corp.	204	9,828
Samsung C&T Corporation	94	6,863
United Technologies Corporation (b)	191	18,058
Wabtec Corp.	191	9,216
		67,351
Consumer Discretionary 4.5%
Alibaba Group Holding Limited - ADS (a)	31	6,085
Booking Holdings Inc. (a)	10	13,569
Compagnie Financiere Richemont SA	114	6,175
JD.com, Inc. - Class A - ADR (a)	244	9,880
Marriott International, Inc. - Class A	59	4,406
Media Group Holdings LLC (a) (c) (d) (e)	3,345	—
Prosus N.V. (a)	127	8,882
Toyota Industries Corp.	138	6,633
		55,630
Materials 4.2%
DuPont de Nemours, Inc.	313	10,683
Glencore PLC	6,843	10,377
HeidelbergCement AG	238	10,102
LafargeHolcim Ltd.	564	20,661
		51,823
Energy 1.1%
Kinder Morgan, Inc.	941	13,100
Weatherford International Public Limited Company (a)	1	3
		13,103
Health Care 0.7%
Olympus Corp.	592	8,588
Real Estate 0.6%
Swire Pacific Ltd. - Class A	1,112	7,128
Utilities 0.2%
PG&E Corporation (a)	341	3,070
Total Common Stocks (cost $750,762)		584,502
GOVERNMENT AND AGENCY OBLIGATIONS 16.1%
Collateralized Mortgage Obligations 9.0%
Federal Home Loan Mortgage Corporation
Series F3-317, 2.18%, (1M USD LIBOR + 0.52%), 11/15/43 (f)	3,075	3,034
Series F5-356, 2.16%, (1M USD LIBOR + 0.50%), 09/15/47 (f)	7,860	7,733
Series AN-4030, REMIC, 1.75%, 04/15/27	8,177	8,242
Series ME-4181, REMIC, 2.50%, 05/15/32	7,706	7,931
Series AC-3985, REMIC, 2.25%, 12/15/40	526	533
Series PA-4120, REMIC, 1.50%, 09/15/42	3,096	3,146
Series FA-4125, REMIC, 1.05%, (1M USD LIBOR + 0.35%), 11/15/42 (f)	10,101	9,898
Series AP-4211, REMIC, 1.60%, 03/15/43	5,435	5,526
Federal National Mortgage Association, Inc.
Series 2012-FK-56, 1.40%, (1M USD LIBOR + 0.45%), 06/25/42 (f)	3,141	3,091
Series 2016-LA-32, REMIC, 3.00%, 10/25/44	10,319	11,091
Series 2015-MA-94, REMIC, 3.00%, 01/25/46	1,705	1,779
Series 2012-KC-56, REMIC, 2.25%, 03/25/39	1,416	1,430
Series 2012-AP-101, REMIC, 2.00%, 08/25/40	6,176	6,273
Series 2017-TA-12, REMIC, 3.00%, 04/25/42	3,315	3,476
Series 2014-AF-73, REMIC, 1.40%, (1M USD LIBOR + 0.45%), 11/25/44 (f)	2,802	2,757
Series 2018-FD-31, REMIC, 1.25%, (1M USD LIBOR + 0.30%), 05/25/48 (f)	4,075	3,989
Series 2018-FA-55, REMIC, 1.25%, (1M USD LIBOR + 0.30%), 08/25/48 (f)	3,332	3,278
Series 2018-FA-77, REMIC, 1.25%, (1M USD LIBOR + 0.30%), 10/25/48 (f)	6,884	6,773
Series 2017-FA-96, REMIC, 1.35%, (1M USD LIBOR + 0.40%), 12/25/57 (f)	5,499	5,433
Government National Mortgage Association
Series 2004-FH-70, REMIC, 1.17%, (1M USD LIBOR + 0.40%), 07/20/34 (f)	4,217	4,163
Series 2010-FL-167, REMIC, 1.12%, (1M USD LIBOR + 0.35%), 12/20/40 (f)	1,328	1,305
Series 2013-FN-129, REMIC, 1.12%, (1M USD LIBOR + 0.35%), 09/20/43 (f)	5,925	5,838
Series 2019-FK-42, REMIC, 1.22%, (1M USD LIBOR + 0.45%), 04/20/49 (f)	3,601	3,543
		110,262
Mortgage-Backed Securities 4.8%
Federal Home Loan Mortgage Corporation
2.50%, 09/01/34	9,167	9,522
3.50%, 03/01/46	5,337	5,690
Federal National Mortgage Association, Inc.
3.04%, 01/01/24	451	481
2.50%, 01/01/32	2,851	2,969
2.00%, 01/25/40	2,288	2,291
3.00%, 01/01/37 - 10/25/42	20,050	21,148
2.71%, (1Y USD LIBOR + 1.67%), 05/01/44 (f)	2,978	3,038
3.50%, 02/01/46 - 04/01/46	13,772	14,544
		59,683
U.S. Treasury Note 2.3%
Treasury, United States Department of
2.75%, 09/15/21	12,400	12,844
1.63%, 04/30/23	8,110	8,427
2.25%, 12/31/23	6,640	7,106
		28,377
Commercial Mortgage-Backed Securities 0.0%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K722, REMIC, 1.31%, 03/25/23 (f)	9,842	289
Total Government And Agency Obligations (cost $195,517)		198,611
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 14.2%
Accesslex Institute
Series 2004-A3-2, 1.98%, (3M USD LIBOR + 0.19%), 10/25/24 (f)	1,775	1,633
Ajax Mortgage Loan Trust
Series 2019-A-C, 3.95%, 05/25/22 (f)	4,739	4,491
Allegro CLO VII Ltd
Series 2018-A-1A, 2.93%, (3M USD LIBOR + 1.10%), 06/13/31 (f) (g)	1,000	929

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Ashford Hospitality Trust
Series 2018-A-ASHF, 1.60%, (1M USD LIBOR + 0.90%), 04/16/35 (f)	706	622
Assurant CLO III LTD
Series 2018-A-2A, 3.05%, (3M USD LIBOR + 1.23%), 10/20/31 (f)	1,000	914
Atrium Hotel Portfolio Trust
Series 2017-E-ATRM, 3.76%, (1M USD LIBOR + 3.05%), 12/15/36 (f)	949	740
Bancorp Commercial Mortgage Trust
Series 2019-A-CRE5, 1.70%, 01/15/22	599	526
Series 2019-D-CRE6, REMIC, 3.00%, 08/15/22	1,000	761
Bank 2017-BNK6
Interest Only, Series 2017-XA, REMIC, 0.84%, 07/16/60 (f)	15,081	665
Battalion Clo XV Ltd
Series 2020-A1-15A, 3.01%, (3M USD LIBOR + 1.35%), 01/18/33 (f)	2,000	1,860
BBCMS Mortgage Trust
Series 2017-C-DELC, REMIC, 1.90%, (1M USD LIBOR + 1.20%), 08/15/36 (f)	194	161
Series 2017-D-DELC, REMIC, 2.40%, (1M USD LIBOR + 1.70%), 08/15/36 (f)	221	179
Series 2017-E-DELC, REMIC, 3.20%, (1M USD LIBOR + 2.50%), 08/15/36 (f)	445	355
Series 2017-F-DELC, REMIC, 4.20%, (1M USD LIBOR + 3.50%), 08/15/36 (f)	444	308
Series 2018-A-TALL, REMIC, 1.43%, (1M USD LIBOR + 0.72%), 03/16/37 (f)	711	661
Series 2018-B-TALL, REMIC, 1.68%, (1M USD LIBOR + 0.97%), 03/16/37 (f) (h)	932	825
Interest Only, Series 2017-XA-C1, REMIC, 1.50%, 02/17/50 (f)	9,859	729
BBCMS Trust
Series 2018-A-BXH, REMIC, 1.70%, (1M USD LIBOR + 1.00%), 10/15/20 (f)	207	185
BDS LTD
Series 2019-A-FL4, 1.80%, (1M USD LIBOR + 1.10%), 07/15/22 (f)	1,069	1,007
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-31A1-4, REMIC, 4.02%, 07/25/36 (f)	5,295	4,555
Benchmark Mortgage Trust
Interest Only, Series 2020-XA-B16, REMIC, 0.93%, 02/18/53 (f)	7,879	558
Benefit Street Partners CLO III, Ltd.
Series 2013-A1R-IIIA, 3.07%, (3M USD LIBOR + 1.25%), 07/20/29 (f)	1,000	960
BFLD Trust
Series 2019-E-DPLO, REMIC, 2.94%, (1M USD LIBOR + 2.24%), 10/15/21 (f)	847	620
BSPRT Issuer Ltd
Series 2019-A-FL5, 1.85%, (1M USD LIBOR + 1.15%), 05/15/29 (f)	774	698
BX Commercial Mortgage Trust
Series 2018-A-IND, 1.46%, (1M USD LIBOR + 0.75%), 10/15/20 (f)	521	492
BX Trust
Series 2017-D-SLCT, 2.76%, (1M USD LIBOR + 2.05%), 07/17/34 (f)	306	251
Series 2017-E-SLCT, 3.85%, (1M USD LIBOR + 3.15%), 07/17/34 (f)	519	363
Series 2018-A-GW, 1.51%, (1M USD LIBOR + 0.80%), 05/15/37 (f)	100	86
Series 2018-D-GW, 2.48%, (1M USD LIBOR + 1.77%), 05/15/37 (f)	100	79
Series 2018-A-EXCL, REMIC, 1.79%, (1M USD LIBOR + 1.09%), 09/15/20 (f)	225	206
BXMT, Ltd.
Series 2020-C-FL2, 2.45%, (1M USD LIBOR + 1.65%), 02/17/38 (f)	924	769
Cambridge Trust Company
Series 2019-A-LIFE, REMIC, 1.77%, (1M USD LIBOR + 1.07%), 12/15/25 (f)	734	688
Carbone Clo Ltd
Series 2017-A1-1A, 2.97%, (3M USD LIBOR + 1.14%), 01/21/31 (f) (g)	1,000	940
CarVal CLO III Ltd
Series 2019-A-2A, 3.17%, (3M USD LIBOR + 1.35%), 07/20/32 (f)	1,500	1,395
Cathedral Lake CLO Ltd
Series 2015-AR-3A, 3.15%, (3M USD LIBOR + 1.32%), 07/16/29 (f)	1,000	948
Cathedral Lake II, Ltd.
Series 2015-A1R-2A, 3.14%, (3M USD LIBOR + 1.31%), 07/16/29 (f)	1,000	947
CBAM Ltd
Series 2019-A1A-10A, 3.25%, (3M USD LIBOR + 1.42%), 04/20/32 (f)	1,000	941
CD Mortgage Trust
Interest Only, Series 2017-XA-CD4, REMIC, 1.31%, 05/12/50 (f)	5,212	327
CFCRE Mortgage Trust
Interest Only, Series 2017-XB-C8, 0.95%, 06/17/50 (f)	4,001	228
Interest Only, Series 2017-XA-C8, 1.61%, 06/17/50 (f)	10,678	824
CFCRE Trust
Series 2018-C-TAN, REMIC, 5.29%, 02/17/23	932	918
CFIP CLO Ltd
Series 2013-AR-1A, 3.16%, (3M USD LIBOR + 1.34%), 04/20/29 (f)	1,000	956
Series 2014-AR-1A, 3.17%, (3M USD LIBOR + 1.32%), 07/13/29 (f)	1,000	953
CG-CCRE Commercial Mortgage Trust
Series 2014-A-FL2, REMIC, 2.56%, (1M USD LIBOR + 1.85%), 11/15/31 (f)	138	132
CHT Mortgage Trust
Series 2017-A-CSMO, REMIC, 1.64%, (1M USD LIBOR + 0.93%), 11/17/36 (f) (h)	774	708
Series 2017-F-CSMO, REMIC, 4.45%, (1M USD LIBOR + 3.74%), 11/17/36 (f)	293	190
Citigroup Commercial Mortgage Trust
Interest Only, Series 2016-XA-GC36, REMIC, 1.36%, 02/12/49 (f)	3,114	172
Citigroup Mortgage Loan Trust
Series 2007-1A1A-AR8, REMIC, 3.84%, 07/25/47 (f)	1,384	1,292
Citigroup Mortgage Loan Trust Inc
Series 2018-A1-C, 4.13%, 03/25/59	2,763	2,427
CLNC Ltd
Series 2019-A-FL1, 2.90%, 09/19/25	876	770
COMM Mortgage Trust
Series 2014-C-FL5, REMIC, 3.05%, (1M USD LIBOR + 2.15%), 10/15/31 (f)	925	861
Interest Only, Series 2013-XA-CR9, REMIC, 0.10%, 07/12/45 (f)	60,226	159
Interest Only, Series 2013-XA-LC6, REMIC, 1.37%, 01/12/46 (f)	9,312	273
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-A-P1, 3.39%, 07/15/25	254	252
Credit Suisse Mortgage Trust
Series 2017-C-LSTK, REMIC, 3.23%, 04/07/21	310	303
Series 2017-D-LSTK, REMIC, 3.44%, 04/07/21 (f)	369	359
Series 2017-E-LSTK, REMIC, 3.44%, 04/07/21 (f)	340	327
Series 2017-D-CHOP, REMIC, 2.60%, (1M USD LIBOR + 1.90%), 07/15/32 (f)	986	820
Interest Only, Series 2017-XB-LSTK, REMIC, 0.32%, 04/07/33 (f)	1,967	—
Interest Only, Series 2017-XA-LSTK, REMIC, 0.68%, 04/07/33 (f)	5,407	3
CSAIL Commercial Mortgage Trust
Interest Only, Series 2017-XA-CX9, REMIC, 1.02%, 09/16/50 (f)	18,655	609
CSMC Trust
Series 2018-A1-RPL7, REMIC, 4.00%, 09/25/21	5,616	5,484
Series 2020-A1-BPL1, REMIC, 3.39%, 02/25/24 (f)	8,348	8,259
CVP CLO Ltd
Series 2017-A-1A, 3.16%, (3M USD LIBOR + 1.34%), 07/22/30 (f)	1,000	942

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2017-A-2A, 3.01%, (3M USD LIBOR + 1.19%), 01/21/31 (f) (g)	1,000	938
DRB Prime Student Loan Trust
Series 2015-A2-D, 3.20%, 02/25/25	1,058	1,047
Earnest Student Loan Program LLC
Series 2016-A2-B, 3.02%, 05/25/34	1,538	1,506
Elmwood CLO II Ltd
Series 2019-A-2A, 3.27%, (3M USD LIBOR + 1.45%), 04/21/31 (f)	2,000	1,869
Series 2019-B-2A, 3.92%, (3M USD LIBOR + 2.10%), 04/21/31 (f)	1,000	893
Elmwood CLO III Ltd
Series 2019-A1-3A, 3.23%, (3M USD LIBOR + 1.37%), 10/15/32 (f)	5,000	4,559
Exantas Capital Corp
Series 2019-A-RSO7, 1.80%, (1M USD LIBOR + 1.00%), 04/15/22 (f)	700	618
Freed ABS Trust
Series 2019-A-1, 3.42%, 06/18/26	592	589
FREMF Mortgage Trust
Series 2016-B-KF22, REMIC, 6.57%, (1M USD LIBOR + 5.05%), 07/25/23 (f)	235	224
FS Rialto Issuer, Ltd.
Series 2019-A-FL1, 2.86%, (1M USD LIBOR + 1.20%), 12/18/36 (f)	1,182	1,053
GCAT LLC
Series 2019-A1-2, 3.47%, 06/27/22 (h)	1,664	1,643
Granite Point Mortgage Trust Inc.
Series 2018-A-FL1, 1.67%, (1M USD LIBOR + 0.90%), 11/21/35 (f) (g)	235	228
Series 2018-D-FL1, REMIC, 3.72%, (1M USD LIBOR + 2.95%), 04/19/21 (f)	1,417	1,185
Great Wolf Trust
Series 2019-E-WOLF, REMIC, 3.44%, (1M USD LIBOR + 2.73%), 12/15/21 (f)	874	699
Greywolf CLO VII, Ltd.
Series 2018-A1-7A, 3.00%, (3M USD LIBOR + 1.18%), 10/20/31 (f) (g)	1,000	943
GS Mortgage Securities Trust
Series 2017-E-500K, 2.20%, (1M USD LIBOR + 1.50%), 07/15/32 (f)	462	409
Series 2017-F-500K, 2.50%, (1M USD LIBOR + 1.80%), 07/15/32 (f)	317	266
Interest Only, Series 2016-XA-GS3, 1.25%, 10/13/49 (f)	9,189	523
Interest Only, Series 2017-XA-GS8, 0.98%, 11/11/50 (f)	12,528	677
Interest Only, Series 2013-XA-GC10, REMIC, 1.50%, 02/12/46 (f)	11,378	391
Interest Only, Series 2016-XA-GS2, REMIC, 1.65%, 05/12/49 (f)	13,839	907
Series 2018-A-TWR, REMIC, 1.60%, (1M USD LIBOR + 0.90%), 07/15/21 (f)	800	731
Series 2018-D-TWR, REMIC, 2.30%, (1M USD LIBOR + 1.60%), 07/15/21 (f)	800	567
Interest Only, Series 2019-XA-GC39, REMIC, 1.14%, 05/10/52 (f)	9,217	649
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (g)	2,946	2,062
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-A-MFP, 1.66%, (1M USD LIBOR + 0.96%), 07/15/21 (f)	765	715
Series 2018-E-AON, 4.61%, 07/10/23 (f)	925	870
Series 2018-EFL-WPT, REMIC, 3.98%, (1M USD LIBOR + 2.60%), 07/07/23 (f)	788	642
Series 2006-AMS-LDP9, REMIC, 5.34%, 05/15/47	241	237
J.P. Morgan Chase Commercial Mortgage Securities Trust
Interest Only, Series 2020-XB-LOOP, 0.25%, 12/07/38 (f)	21,900	356
JP Morgan Chase Commercial Mortgage Securities Corp
Interest Only, Series 2020-XCP-MKST, 0.00%, 12/15/36 (f)	19,634	840
JPMCC Commercial Mortgage Securities Trust
Interest Only, Series 2019-XA-COR5, REMIC, 1.50%, 06/14/52 (f)	8,533	809
JPMDB Commercial Mortgage Securities Trust
Interest Only, Series 2016-XA-C2, REMIC, 1.67%, 06/17/49 (f)	18,241	1,066
JPMorgan Chase Commercial Mortgage Securities Trust
Interest Only, Series 2020-XA-ACE, 0.34%, 01/12/37	49,934	794
Kingsland VIII Ltd
Series 2018-A-8A, 2.94%, (3M USD LIBOR + 1.12%), 04/21/31 (f)	1,000	922
LCM XIX Limited Partnership
Series 2019-AR-R, 3.07%, (3M USD LIBOR + 1.24%), 07/15/27 (f)	1,500	1,469
Legacy Mortgage Asset Trust
Series 2018-A1-GS2, 4.00%, 06/25/20 (h)	8,766	8,430
Series 2019-A1-GS6, REMIC, 3.00%, 08/25/21 (h)	5,707	5,332
Loancore Issuer Ltd.
Series 2019-A-CRE3, 1.75%, (1M USD LIBOR + 1.05%), 11/15/23 (f)	772	683
Series 2019-AS-CRE2, 2.20%, (1M USD LIBOR + 1.50%), 02/15/24 (f)	736	649
Series 2018-AS-CRE1, REMIC, 2.20%, (1M USD LIBOR + 1.50%), 12/15/22 (f)	775	712
Marble Point CLO XI Ltd
Series 2017-A-2A, 3.00%, (3M USD LIBOR + 1.18%), 12/18/30 (f) (g)	1,000	935
Marlette Funding Trust
Series 2019-A-4A, REMIC, 2.39%, 12/15/29	1,589	1,532
Morgan Stanley & Co. LLC
Interest Only, Series 2014-LNCX-C19, REMIC, 0.60%, 12/17/46	24,187	632
Morgan Stanley Capital I Inc
Series 2019-B-PLND, 2.00%, (1M USD LIBOR + 1.30%), 05/15/21 (f)	1,295	1,195
Motel 6 Trust
Series 2017-A-MTL6, 1.62%, (1M USD LIBOR + 0.92%), 08/15/34 (f)	203	183
Series 2017-D-MTL6, REMIC, 2.85%, (1M USD LIBOR + 2.15%), 08/15/34 (f)	428	353
Natixis Commercial Mortgage Securities Trust
Series 2018-C-850T, REMIC, 1.86%, (1M USD LIBOR + 1.15%), 07/15/21 (f) (h)	740	682
Series 2018-D-850T, REMIC, 2.16%, (1M USD LIBOR + 1.45%), 07/15/21 (f) (h)	740	646
Navient Funding, LLC
Series 2006-A5-A, 1.03%, (3M USD LIBOR + 0.29%), 06/15/39 (f)	349	324
Ocean Trails CLO V
Series 2014-ARR-5A, 3.13%, (3M USD LIBOR + 1.28%), 10/14/31 (f) (g)	1,000	912
Octagon Investment Partners 27, Ltd.
Series 2016-D-R-27R, 4.78%, (3M USD LIBOR + 2.95%), 07/15/30 (f)	1,000	712
OFSI BSL IX, Ltd.
Series 2018-A-1A, 2.98%, (3M USD LIBOR + 1.15%), 07/15/31 (f) (g)	1,500	1,383
Park Avenue Institutional Advisers CLO Ltd
Series 2016-A1R-1A, 2.88%, (3M USD LIBOR + 1.20%), 08/25/31 (f) (g)	1,500	1,389
PFP Ltd
Series 2019-A-5, REMIC, 2.62%, (1M USD LIBOR + 0.97%), 04/16/36 (f)	742	662
Prosper Marketplace Issuance Trust
Series 2019-A-4A, 2.48%, 02/16/26	1,960	1,883
PRPM, LLC
Series 2019-A1-GS1, REMIC, 3.47%, 10/25/23	3,839	3,382
RCO Trust
Series 2017-A-INV1, REMIC, 3.20%, 11/25/52 (f)	3,994	3,882
Series 2017-M1-INV1, REMIC, 3.90%, 11/25/52 (f)	2,267	2,280
Rosslyn Portfolio Trust
Series 2017-A-ROSS, 1.94%, (1M USD LIBOR + 0.95%), 06/15/20 (f)	516	478

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Sapphire Aviation Finance II Limited
Series 2020-A-1A, 3.23%, 03/15/27	2,000	1,294
SCF Equipment Leasing LLC
Series 2017-A-1A, 3.77%, 01/20/23	561	555
SG Commercial Mortgage Securities, LLC
Interest Only, Series 2016-XA-C5, REMIC, 1.97%, 10/13/48 (f)	7,457	589
Shelter Growth CRE Issuer Ltd
Series 2019-B-FL2, 3.00%, (1M USD LIBOR + 1.80%), 05/15/24 (f)	772	709
SoFi Consumer Loan Program LLC
Series 2016-A-3, 3.05%, 05/25/21	118	116
Series 2017-A-3, 2.77%, 03/25/22	355	352
Series 2017-A2-5, 2.78%, 04/25/22	598	533
Series 2017-A-1, 3.28%, 01/26/26	321	322
Steele Creek CLO Ltd
Series 2015-AR-1A, 2.96%, (3M USD LIBOR + 1.26%), 05/21/29 (f)	2,387	2,272
Series 2016-1A, 1.86%, (3M USD LIBOR + 1.12%), 06/16/31 (f) (g)	1,000	911
Series 2018-A-2A, 2.89%, (3M USD LIBOR + 1.20%), 08/18/31 (f)	500	458
STWD, Ltd.
Series 2019-AS-FL1, 2.10%, (1M USD LIBOR + 1.40%), 02/15/24 (f)	533	469
Tailwind Limited
Series 2019-A-1, 3.97%, 12/15/44	2,587	1,809
Textainer Marine Containers V Ltd
Series 2017-A-1A, 3.72%, 01/20/26	1,845	1,799
Textainer Marine Containers VII Ltd
Series 2019-A-1A, 3.96%, 10/20/26	933	893
The Goldman Sachs Group, Inc.
Series 2017-B-ROSS, 2.24%, (1M USD LIBOR + 1.25%), 06/15/20 (f) (g)	493	435
THL Credit Wind River CLO Ltd
Series 2014-AR-2A, 2.97%, (3M USD LIBOR + 1.14%), 01/15/31 (f)	2,000	1,874
Series 2019-B-3A, 3.93%, (3M USD LIBOR + 2.10%), 04/15/31 (f)	500	434
TPG Real Estate Finance Issuer LTD
Series 2019-AS-FL3, 2.25%, (1M USD LIBOR + 1.45%), 03/15/24 (f)	876	784
UBS Commercial Mortgage Securitization Corp.
Interest Only, Series 2012-XA-C1, REMIC, 2.07%, 05/12/45 (f)	7,032	214
Upstart Securitization Trust
Series 2019-A-2, 2.90%, 09/20/21	1,747	1,751
Series 2020-A-1, 2.32%, 04/22/30	2,000	1,990
Velocity Commercial Capital Loan Trust
Series 2019-A-2, REMIC, 3.13%, 06/25/25	2,905	2,608
Venture XX CLO Ltd
Series 2015-AR-20A, 2.65%, (3M USD LIBOR + 0.82%), 04/15/27 (f) (g)	1,558	1,498
Venture XXIX CLO Ltd
Series 2017-A-29A, 2.97%, (3M USD LIBOR + 1.28%), 09/09/30 (f)	2,000	1,884
VERDE CLO
Series 2019-A-1A, 3.18%, (3M USD LIBOR + 1.35%), 04/15/32 (f)	1,000	931
Vericrest Opportunity Loan Trust
Series 2019-A1A-NPL8, 3.28%, 10/25/22 (h)	3,548	3,330
VMC Finance LLC
Series 2018-A-FL2, 2.58%, (1M USD LIBOR + 0.92%), 05/15/21 (f)	877	819
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (h)	2,154	2,035
Washington Mutual Mortgage Securities Corp.
Series 2005-2CB3-8, REMIC, 1.36%, (1M USD LIBOR + 0.41%), 10/25/35 (f)	546	463
Wellfleet CLO Ltd
Series 2018-A1-2A, 3.03%, (3M USD LIBOR + 1.20%), 10/20/31 (f)	1,500	1,399
Wells Fargo Commercial Mortgage Trust
Interest Only, Series 2018-XA-C46, REMIC, 0.94%, 08/17/51 (f)	14,411	728
Interest Only, Series 2015-XA-LC22, REMIC, 0.78%, 09/17/58 (f)	15,838	536
Westlake Automobile Receivables Trust
Series 2017-C-2A, 2.59%, 12/15/22	2,298	2,262
Whitehorse XII, Ltd.
Series 2018-A-12A, 3.08%, (3M USD LIBOR + 1.25%), 10/15/31 (f)	1,000	922
Total Non-U.S. Government Agency Asset-Backed Securities (cost $189,512)		174,720
CORPORATE BONDS AND NOTES 7.4%
Financials 3.0%
Acrisure, LLC
8.13%, 02/15/24 (g)	165	162
AerCap Ireland Limited
4.63%, 10/30/20	535	506
American Express Company
2.29%, (3M USD LIBOR + 0.65%), 02/27/23 (f)	685	639
ANZ New Zealand (Int'l) Limited
1.90%, 02/13/23 (g) (i)	595	597
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (g)	200	201
ASP AMC Merger Sub, Inc.
8.00%, 05/15/25 (g)	79	46
AssuredPartners, Inc.
7.00%, 08/15/25 (g)	170	155
Avolon Holdings Funding Limited
3.63%, 05/01/22 (g)	730	627
Banco de Reservas de la Republica Dominicana
7.00%, 02/01/23 (e)	150	144
Banco do Brasil S.A
8.50% (e) (j)	450	447
Banco Internacional Del Peru S.A.A. - Interbank
8.50%, 04/23/70 (e)	250	250
Banco Nacional De Comercio Exterior, S.N.C.
3.80%, 08/11/26 (e) (f)	1,000	922
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
5.95%, 10/01/28 (g)	200	185
Bank of America Corporation
2.10%, (3M USD LIBOR + 0.79%), 03/05/24 (f)	385	362
Barclays Bank PLC
2.65%, 01/11/21	1,415	1,411
BBVA Bancomer, S.A.
7.25%, 04/22/20 (e)	850	852
BPCE
2.38%, 01/14/25 (g)	490	453
Camelot Finance S.A.
4.50%, 11/01/26 (g)	105	100
Capital One Financial Corporation
2.40%, 10/30/20	555	552
3.20%, 01/30/23	80	81
Citigroup Inc.
2.75%, 04/25/22	470	473
2.31%, 11/04/22	205	204
2.60%, (3M USD LIBOR + 1.02%), 06/01/24 (f)	680	680
Commonwealth Bank of Australia
2.05%, 09/18/20 (g)	480	479
2.75%, 03/10/22 (g)	225	228
Commscope Finance LLC
5.50%, 03/01/24 (g)	80	81
6.00%, 03/01/26 (g)	30	30
Credit Acceptance Corporation
6.63%, 03/15/26	155	147
Credit Suisse Group AG
2.02%, (3M USD LIBOR + 1.24%), 06/12/24 (f) (g)	590	527
Daimler Finance North America LLC
2.30%, 02/12/21 (g)	490	478
3.40%, 02/22/22 (g)	150	148
Ena Norte SA
4.95%, 04/25/23 (e)	513	509
Gogo Intermediate Holdings LLC
9.88%, 05/01/24 (g)	120	95

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Goldman Sachs Bank USA
3.20%, 06/05/20	530	529
Gruposura Finance S.A.
5.70%, 05/18/21 (e)	400	397
GW Honos Security Corporation
8.75%, 05/15/25 (g)	125	126
HSBC Holdings PLC
2.69%, (3M USD LIBOR + 1.00%), 05/18/24 (f)	595	553
Icahn Enterprises L.P.
6.25%, 05/15/26	155	146
5.25%, 05/15/27	120	111
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (g)	130	113
Interoceanica IV Finance Ltd
0.00%, 11/30/25 (e) (k)	107	99
J.P. Morgan Chase & Co.
3.21%, 04/01/23	825	844
Level 3 Financing, Inc.
5.38%, 01/15/24	175	176
4.63%, 09/15/27 (g)	95	95
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (g)	50	44
Macquarie Bank Limited
2.10%, 10/17/22 (g)	645	638
Marsh & Mclennan Companies, Inc.
2.57%, (3M USD LIBOR + 1.20%), 12/29/21 (f)	525	525
Mitsubishi UFJ Financial Group Inc
2.65%, (3M USD LIBOR + 0.86%), 07/26/23 (f)	1,260	1,181
Mizuho Financial Group Inc
2.10%, (3M USD LIBOR + 0.79%), 03/05/23 (f)	1,385	1,291
Morgan Stanley
2.73%, (3M USD LIBOR + 0.93%), 07/22/22 (f)	1,430	1,390
MSCI Inc.
3.63%, 09/01/30 (g) (i)	25	24
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (g)	15	13
Navient Corporation
6.50%, 06/15/22	165	160
5.00%, 03/15/27	60	52
NFP Corp.
6.88%, 07/15/25 (g)	185	182
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (e) (k)	1,474	1,345
Petrobras Global Finance B.V.
4.38%, 05/20/23 (i)	950	906
Petrobras International Finance Co
5.38%, 01/27/21 (i)	300	299
PNC Funding Corp
3.30%, 03/08/22	608	637
Prudential Financial, Inc.
3.50%, 05/15/24	1,240	1,316
Resideo Funding Inc.
6.13%, 11/01/26 (g) (i)	135	118
Santander UK PLC
2.50%, 01/05/21	780	775
2.10%, 01/13/23 (l)	490	476
Sparc EM SPC
0.00%, 12/05/22 (g) (k)	507	465
SPARC Limited
0.00%, 12/05/22 (e) (k)	444	407
Springleaf Finance Corporation
7.13%, 03/15/26	68	67
6.63%, 01/15/28	25	24
5.38%, 11/15/29	55	51
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	1,330	1,323
Synchrony Financial
3.75%, 08/15/21	550	548
2.85%, 07/25/22	80	76
Tervita Corporation
7.63%, 12/01/21 (g)	190	133
The Goldman Sachs Group, Inc.
2.35%, 11/15/21	900	899
The Royal Bank of Scotland Group Public Limited Company
2.77%, (3M USD LIBOR + 1.55%), 06/25/24 (f)	580	523
The Toronto-Dominion Bank
3.25%, 06/11/21	670	682
1.63%, (SOFR + 0.48%), 01/27/23 (f) (l)	675	631
Titan Acquisition Limited
7.75%, 04/15/26 (g)	35	29
Trident TPI Holdings, Inc.
6.63%, 11/01/25 (g)	80	65
Truist Financial Corporation
2.20%, 03/16/23	465	464
UBS AG
2.45%, 12/01/20 (g)	740	737
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R.
7.25%, 09/27/23 (e)	400	284
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (g)	745	733
Wand Merger Corporation
8.13%, 07/15/23 (g)	115	113
Wells Fargo Bank, National Association
2.60%, 01/15/21	1,415	1,421
Ziggo B.V.
4.88%, 01/15/30 (g) (i)	200	195
		37,202
Health Care 1.0%
AbbVie Inc.
3.38%, 11/14/21	540	550
2.30%, 11/21/22 (g)	340	340
Air Medical Group Holdings LLC
6.38%, 05/15/23 (g)	90	80
Amgen Inc.
2.70%, 05/01/22	30	30
2.65%, 05/11/22	530	536
3.63%, 05/15/22	415	429
1.90%, 02/21/25	335	328
Anthem, Inc.
2.50%, 11/21/20	1,197	1,193
AstraZeneca PLC
2.38%, 11/16/20 - 06/12/22	1,080	1,082
3.50%, 08/17/23	115	121
Avantor, Inc.
9.00%, 10/01/25 (g)	160	168
Bausch Health Companies Inc.
7.00%, 03/15/24 - 01/15/28 (g)	215	222
5.00%, 01/30/28 (g)	85	80
7.25%, 05/30/29 (g)	145	151
5.25%, 01/30/30 (g)	85	80
Bristol-Myers Squibb Company
2.88%, 08/15/20 (g)	545	547
2.60%, 05/16/22 (g)	135	138
Cardinal Health, Inc.
2.62%, 06/15/22	1,215	1,220
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (g)	155	153
Charles River Laboratories International, Inc.
4.25%, 05/01/28 (g)	80	78
Cigna Holding Company
3.40%, 09/17/21	610	620
CVS Health Corporation
3.70%, 03/09/23	200	207
Encompass Health Corporation
4.50%, 02/01/28	45	44
4.75%, 02/01/30	15	15
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (g)	60	15
GlaxoSmithKline Capital PLC
3.13%, 05/14/21	80	81
2.88%, 06/01/22	1,165	1,198
HCA Inc.
5.38%, 09/01/26	215	222
3.50%, 09/01/30	135	123
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (g)	75	74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (g)	200	200
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (g)	90	86
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (g)	145	128
Ortho-Clinical Diagnostics, Inc.
7.25%, 02/01/28 (g)	85	74
Polaris Intermediate School
8.50%, 12/01/22 (g) (m)	50	39
Radiology Partners, Inc.
9.25%, 02/01/28 (g)	100	89
Select Medical Corporation
6.25%, 08/15/26 (g)	185	185
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	610	619
Tenet Healthcare Corporation
7.00%, 08/01/25 (i)	100	86
4.88%, 01/01/26 (g)	100	95
6.25%, 02/01/27 (g)	110	107
5.13%, 11/01/27 (g)	45	43
West Street Merger Sub, Inc.
6.38%, 09/01/25 (g)	120	105
		11,981
Industrials 0.7%
Adani Ports and Special Economic Zone Limited
3.95%, 01/19/22 (e)	750	695
3.38%, 07/24/24 (e)	200	168
Advanced Drainage Systems, Inc.
5.00%, 09/30/27 (g)	80	71
Allison Transmission, Inc.
5.00%, 10/01/24 (g)	240	232
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (g) (i)	130	118
4.50%, 11/15/26 (g)	50	46
Bombardier Inc.
6.00%, 10/15/22 (g)	75	56
7.88%, 04/15/27 (g)	75	52
Builders FirstSource, Inc.
6.75%, 06/01/27 (g)	41	40
5.00%, 03/01/30 (g)	80	73
Carrier Global Corporation
1.92%, 02/15/23 (g)	665	654
Cintas Corporation No. 2
2.90%, 04/01/22	695	693
Clean Harbors, Inc.
4.88%, 07/15/27 (g)	90	88
5.13%, 07/15/29 (g)	30	28
Delta Air Lines, Inc.
3.40%, 04/19/21	645	597
Garda World Security Corporation
4.63%, 02/15/27 (g)	140	127
Gates Global LLC
6.25%, 01/15/26 (g)	110	98
General Electric Company
2.70%, 10/09/22	640	629
GFL Environmental Inc.
5.13%, 12/15/26 (g)	100	98
8.50%, 05/01/27 (g)	36	36
Griffon Corporation
5.75%, 03/01/28 (g)	85	80
Jeld-Wen, Inc.
4.63%, 12/15/25 (g)	185	165
Kratos Defense & Security Solutions, Inc.
6.50%, 11/30/25 (g)	85	75
Masonite International Corporation
5.75%, 09/15/26 (g)	145	142
Northrop Grumman Corporation
2.08%, 10/15/20	565	560
Omers Private Equity U.S.A. Inc.
7.88%, 07/31/23 (g) (i)	20	17
Penske Truck Leasing Co., L.P.
2.70%, 11/01/24 (g)	625	606
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (g)	75	65
Republic Services, Inc.
2.50%, 08/15/24	575	582
Stevens Holding Co., Inc.
6.13%, 10/01/26 (g)	115	115
Tempo Acquisition, LLC
6.75%, 06/01/25 (g)	220	204
The Dun & Bradstreet Corporation
6.88%, 08/15/26 (g)	60	63
10.25%, 02/15/27 (g)	45	48
The Hillman Group, Inc.
6.38%, 07/15/22 (g)	30	23
TransDigm Inc.
6.25%, 03/15/26 (g)	175	174
6.38%, 06/15/26	80	77
5.50%, 11/15/27 (g)	75	67
Triumph Group, Inc.
6.25%, 09/15/24 (g)	35	31
7.75%, 08/15/25 (i)	91	65
Union Pacific Corporation
3.20%, 06/08/21	635	639
United Rentals (North America), Inc.
6.50%, 12/15/26	80	81
5.25%, 01/15/30	40	40
Waste Pro USA, Inc.
5.50%, 02/15/26 (g)	85	79
		8,597
Energy 0.5%
Antero Midstream Partners LP
5.75%, 03/01/27 (g)	64	41
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	165	152
5.63%, 10/01/26	150	138
4.50%, 10/01/29 (g) (i)	50	44
CNX Midstream Partners LP
6.50%, 03/15/26 (g)	112	77
Continental Resources, Inc.
4.50%, 04/15/23	635	349
CSI Compressco LP
7.50%, 04/01/25 (g)	150	102
Energy Transfer LP
4.25%, 03/15/23	415	373
2.90%, 05/15/25	205	174
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (g) (n)	65	10
Exterran Energy Solutions, L.P.
8.13%, 05/01/25	70	45
Extraction Oil & Gas, Inc.
5.63%, 02/01/26 (g)	40	7
Foresight Energy LLC
0.00%, 04/01/23 (a) (g) (n)	145	5
FTS International, Inc.
6.25%, 05/01/22	60	21
Hess Infrastructure Partners LP
5.63%, 02/15/26 (g)	98	70
Hilcorp Energy I, L.P.
6.25%, 11/01/28 (g)	115	52
Indigo Natural Resources LLC
6.88%, 02/15/26 (g)	55	38
Kinder Morgan Energy Partners, L.P.
3.95%, 09/01/22	750	743
Kinder Morgan, Inc.
3.15%, 01/15/23	590	583
Marathon Petroleum Corporation
4.75%, 12/15/23	590	558
MEG Energy Corp.
7.00%, 03/31/24 (g)	36	17
7.13%, 02/01/27 (g)	135	67
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/26 (g)	80	23
Murphy Oil USA, Inc.
4.75%, 09/15/29	160	150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Nabors Industries Ltd
7.25%, 01/15/26 (g)	75	25
NGL Energy Partners LP
7.50%, 04/15/26	55	19
NuStar Logistics, L.P.
6.00%, 06/01/26	165	122
Oasis Petroleum Inc.
6.88%, 03/15/22	145	29
6.25%, 05/01/26 (g)	60	9
Par Petroleum, LLC
7.75%, 12/15/25 (g)	165	104
Parkland Fuel Corporation
5.88%, 07/15/27 (g)	70	66
Parsley Energy, LLC
5.63%, 10/15/27 (g)	125	88
PBF Holding Company LLC
6.00%, 02/15/28 (g)	55	37
Peabody Energy Corporation
6.00%, 03/31/22 (g) (i)	80	56
QEP Resources, Inc.
5.25%, 05/01/23	145	56
Schlumberger Holdings Corporation
3.75%, 05/01/24 (g)	625	592
Sunoco LP
5.50%, 02/15/26	95	82
6.00%, 04/15/27	75	64
Tapstone Energy, LLC
0.00%, 06/01/22 (a) (g) (n)	55	—
Targa Resource Corporation
5.88%, 04/15/26 (i)	130	108
6.50%, 07/15/27	40	34
5.50%, 03/01/30 (g) (i)	55	43
Terraform Power Operating, LLC
4.25%, 01/31/23 (g)	165	164
Transocean Guardian Limited
5.88%, 01/15/24 (g)	54	44
Transocean Inc
8.00%, 02/01/27 (g)	80	38
Transocean Poseidon Limited
6.88%, 02/01/27 (g)	120	96
Transocean Proteus Limited
6.25%, 12/01/24 (g)	77	62
Vine Oil & Gas LP
8.75%, 04/15/23 (g)	45	9
Viper Energy Partners LP
5.38%, 11/01/27 (g)	80	67
Weatherford International Ltd.
11.00%, 12/01/24 (g)	4	2
Whiting Petroleum Corporation
6.63%, 01/15/26	145	10
WPX Energy, Inc.
5.25%, 10/15/27	90	49
4.50%, 01/15/30	110	60
		5,974
Consumer Staples 0.5%
B&G Foods, Inc.
5.25%, 04/01/25 (i)	70	70
BAT Capital Corp.
2.76%, 08/15/22	765	754
Cott Holdings Inc.
5.50%, 04/01/25 (g)	200	194
Energizer Holdings, Inc.
7.75%, 01/15/27 (g) (i)	155	160
Fomento Economico Mexicano, S.A. B. De C.V.
2.88%, 05/10/23	150	150
General Mills, Inc.
3.15%, 12/15/21	625	632
Grupo Bimbo S.A.B. de C.V.
5.95%, (callable at 100 beginning 04/17/23) (e) (j)	500	466
4.50%, 01/25/22 (e)	400	401
JBS USA Food Company
5.88%, 07/15/24 (g)	25	25
5.75%, 06/15/25 (g)	15	15
5.50%, 01/15/30 (g) (i)	55	57
Kraft Heinz Foods Company
3.95%, 07/15/25	130	129
5.00%, 07/15/35 (i)	95	95
5.20%, 07/15/45	265	255
Kronos Acquisition Holdings Inc
9.00%, 08/15/23 (g)	120	98
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (g)	95	77
Mondelez International, Inc.
3.00%, 05/07/20	920	921
3.63%, 05/07/23	255	265
Performance Food Group Company
5.50%, 10/15/27 (g)	125	116
Post Holdings, Inc.
4.63%, 04/15/30 (g)	120	115
Reynolds American Inc.
3.25%, 06/12/20	98	98
4.00%, 06/12/22	520	527
Safeway Inc.
4.63%, 01/15/27 (g)	90	90
Spectrum Brands, Inc.
5.00%, 10/01/29 (g)	85	74
Verscend Holding Corp.
9.75%, 08/15/26 (g)	137	137
		5,921
Communication Services 0.5%
Altice Financing S.A.
5.00%, 01/15/28 (g)	200	179
Altice France
7.38%, 05/01/26 (g)	200	202
AT&T Inc.
2.80%, 02/17/21	1,255	1,257
CCO Holdings, LLC
5.75%, 02/15/26 (g)	390	397
5.00%, 02/01/28 (g)	5	5
Cengage Learning, Inc.
9.50%, 06/15/24 (g)	80	61
CenturyLink, Inc.
5.13%, 12/15/26 (g)	85	85
4.00%, 02/15/27 (g)	80	78
Cincinnati Bell Inc.
7.00%, 07/15/24 (g)	130	131
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (g)	65	61
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (g)	81	70
CSC Holdings, LLC
5.25%, 06/01/24	320	322
5.75%, 01/15/30 (g)	200	203
Diamond Sports Group, LLC
5.38%, 08/15/26 (g)	105	85
DISH DBS Corporation
5.88%, 11/15/24	90	87
Embarq Corporation
8.00%, 06/01/36	80	79
Frontier Communications Corporation
8.50%, 06/19/20	30	8
7.13%, 01/15/23	55	13
8.50%, 04/01/26 (g)	45	42
8.00%, 04/01/27 (g)	80	79
Gray Escrow, Inc.
7.00%, 05/15/27 (g)	80	80
Gray Television, Inc.
5.13%, 10/15/24 (g)	55	53
Greeneden U.S. Holdings II, LLC
10.00%, 11/30/24 (g)	230	237
iHeartCommunications, Inc.
5.25%, 08/15/27 (g)	60	53
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	95	58
8.50%, 10/15/24 (g) (i)	95	60
Live Nation Entertainment, Inc.
5.63%, 03/15/26 (g)	175	157

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Match Group, Inc.
5.00%, 12/15/27 (g) (i)	150	143
Netflix, Inc.
5.88%, 02/15/25	90	95
5.38%, 11/15/29 (g)	45	47
Nexstar Escrow Inc.
5.63%, 07/15/27 (g)	70	68
Sirius XM Radio Inc.
5.38%, 07/15/26 (g)	125	127
5.50%, 07/01/29 (g)	65	66
Sprint Capital Corporation
6.88%, 11/15/28	230	263
Sprint Corporation
7.13%, 06/15/24	235	258
7.25%, 02/01/28 (g)	50	50
Telesat Canada
4.88%, 06/01/27 (g)	80	76
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (g)	35	30
Uber Technologies, Inc.
8.00%, 11/01/26 (g)	80	80
7.50%, 09/15/27 (g)	45	44
Univision Communications Inc.
5.13%, 05/15/23 (g) (i)	50	44
Verizon Communications Inc.
2.79%, (3M USD LIBOR + 1.10%), 05/15/25 (f)	250	227
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (g)	100	96
6.13%, 03/01/28 (g)	50	48
		5,904
Consumer Discretionary 0.5%
Allied Universal Holdco LLC
6.63%, 07/15/26 (g)	130	128
9.75%, 07/15/27 (g)	120	113
American Axle & Manufacturing, Inc.
6.25%, 03/15/26 (i)	65	50
Argos Holdings Inc.
7.13%, 03/15/23 (g)	130	123
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (g)	27	23
4.75%, 03/01/30 (g)	27	23
Boyd Gaming Corporation
4.75%, 12/01/27 (g)	145	120
Boyne USA, Inc.
7.25%, 05/01/25 (g)	200	190
Carvana Co.
8.88%, 10/01/23 (g)	45	43
Cedar Fair, L.P.
5.25%, 07/15/29 (g)	80	68
Century Communities, Inc.
6.75%, 06/01/27	75	61
Constellation Merger Sub Inc.
8.50%, 09/15/25 (g) (i)	80	48
Dana Corporation
5.38%, 11/15/27	25	20
Dealer Tire, LLC
8.00%, 02/01/28 (g)	40	32
eBay Inc.
2.75%, 01/30/23	625	619
Eldorado Resorts, Inc.
6.00%, 04/01/25	100	90
Frontdoor, Inc.
6.75%, 08/15/26 (g)	165	158
Golden Entertainment, Inc.
7.63%, 04/15/26 (g)	65	43
Grubhub Holdings Inc.
5.50%, 07/01/27 (g)	50	44
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	280	262
Hyundai Capital America
2.85%, 11/01/22 (g)	635	641
IAA Spinco Inc.
5.50%, 06/15/27 (g)	145	140
Installed Building Products, Inc.
5.75%, 02/01/28 (g)	90	86
IRB Holding Corp.
6.75%, 02/15/26 (g)	205	164
KAR Auction Services, Inc.
5.13%, 06/01/25 (g)	145	140
LTF Merger Sub, Inc.
8.50%, 06/15/23 (g)	200	164
M/I Homes, Inc.
4.95%, 02/01/28 (g)	80	68
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	115	99
MGM Resorts International
5.75%, 06/15/25	92	82
NCL Corporation Ltd.
3.63%, 12/15/24 (g) (i)	130	83
New Golden Nugget Inc.
6.75%, 10/15/24 (g)	215	135
8.75%, 10/01/25 (g)	30	15
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (g)	85	79
8.50%, 05/15/27 (g)	40	35
Penn National Gaming, Inc.
5.63%, 01/15/27 (g) (i)	155	116
PetSmart, Inc.
5.88%, 06/01/25 (g)	69	69
Scientific Games International, Inc.
5.00%, 10/15/25 (g)	105	92
8.25%, 03/15/26 (g)	50	32
Six Flags Operations Inc.
4.88%, 07/31/24 (g) (i)	185	158
Staples, Inc.
10.75%, 04/15/27 (g) (i)	30	23
Stars Group Holdings B.V.
7.00%, 07/15/26 (g)	130	123
Tempur Sealy International, Inc.
5.50%, 06/15/26 (i)	177	157
The ServiceMaster Company, LLC
5.13%, 11/15/24 (g)	160	158
The William Carter Company
5.63%, 03/15/27 (g)	100	97
Twin River Worldwide Holdings, Inc.
6.75%, 06/01/27 (g)	185	140
Viking Cruises Limited
5.88%, 09/15/27 (g)	230	138
Wolverine Escrow LLC
9.00%, 11/15/26 (g)	90	72
Yum! Brands, Inc.
4.75%, 01/15/30 (g)	80	75
		5,639
Utilities 0.2%
AES Gener S.A.
5.00%, 07/14/25 (e)	200	177
7.13%, 03/26/79 (g)	200	155
Calpine Corporation
5.25%, 06/01/26 (g)	75	71
4.50%, 02/15/28 (g)	60	58
5.13%, 03/15/28 (g)	35	32
Clearway Energy Operating LLC
4.75%, 03/15/28 (g)	85	79
Consolidated Edison, Inc.
2.00%, 05/15/21	160	158
DTE Energy Company
2.25%, 11/01/22	305	301
2.53%, 10/01/24 (h)	375	366
ELM Park CLO Designated Activity Company
7.95%, 05/11/26 (e)	200	182
NextEra Energy Capital Holdings, Inc.
3.34%, 09/01/20	565	565
PSEG Power LLC
3.85%, 06/01/23	600	612
Superior Plus LP
7.00%, 07/15/26 (g)	180	176

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Talen Energy Supply, LLC
6.63%, 01/15/28 (g)	65	55
		2,987
Information Technology 0.2%
Analog Devices, Inc.
2.95%, 01/12/21	645	643
Ascend Learning, LLC
6.88%, 08/01/25 (g)	195	181
ASGN Incorporated
4.63%, 05/15/28 (g)	65	61
Banff Merger Sub Inc.
9.75%, 09/01/26 (g)	45	39
Castle United States Holding Corporation
9.50%, 02/15/28 (g)	40	38
CDK Global, Inc.
5.88%, 06/15/26	50	53
5.25%, 05/15/29 (g)	20	20
Ensemble S Merger Sub, Inc.
9.00%, 09/30/23 (g)	204	204
GTT Communications Inc.
7.88%, 12/31/24 (g)	80	52
Microchip Technology Incorporated
3.92%, 06/01/21	635	626
Paypal Holdings, Inc.
2.20%, 09/26/22	495	491
Radiate HoldCo, LLC
6.88%, 02/15/23 (g)	135	122
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (g)	90	96
Riverbed Technology, Inc.
8.88%, 03/01/23 (g)	65	43
Science Applications International Corporation
4.88%, 04/01/28 (g)	40	38
		2,707
Materials 0.2%
Alcoa Nederland Holding B.V.
6.13%, 05/15/28 (g)	200	185
Andina Acquisition Corporation
8.20%, 01/31/22 (e)	300	253
Arconic Rolled Products Corporation
6.13%, 02/15/28 (g)	130	133
Crown Americas LLC
4.75%, 02/01/26	234	240
DuPont de Nemours, Inc.
3.77%, 11/15/20	315	316
4.21%, 11/15/23	100	105
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (g)	140	131
Hexion Inc.
7.88%, 07/15/27 (g)	55	47
Kraton Polymers LLC
7.00%, 04/15/25 (g)	105	93
Schweitzer-Mauduit International, Inc.
6.88%, 10/01/26 (g)	95	95
Silgan Holdings Inc.
4.13%, 02/01/28 (g)	50	47
Southern Copper Corporation
5.38%, 04/16/20 (i)	500	501
SunCoke Energy, Inc.
7.50%, 06/15/25 (g)	190	143
The Scotts Miracle-Gro Company
4.50%, 10/15/29	95	90
		2,379
Real Estate 0.1%
ESH Hospitality, Inc.
5.25%, 05/01/25 (g)	165	140
4.63%, 10/01/27 (g) (i)	50	38
Iron Mountain Incorporated
4.88%, 09/15/29 (g)	55	52
iStar Inc.
4.75%, 10/01/24	65	55
MGM Growth Properties Operating Partnership LP
5.75%, 02/01/27	110	99
MPT Operating Partnership, L.P.
5.25%, 08/01/26	215	213
Simon Property Group, L.P.
2.00%, 09/13/24	705	677
VICI Properties Inc.
3.75%, 02/15/27 (g)	15	14
4.13%, 08/15/30 (g)	20	19
Welltower Inc.
3.63%, 03/15/24	615	614
WeWork Companies Inc.
7.88%, 05/01/25 (g)	40	15
		1,936
Total Corporate Bonds And Notes (cost $96,948)		91,227
SENIOR LOAN INTERESTS 1.0%
Consumer Discretionary 0.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (f)	153	141
Allied Universal Holdco LLC
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/18/26 (f)	70	64
Alterra Mountain Company
Term Loan B1, 4.35%, (1M LIBOR + 2.75%), 06/28/24 (f)	98	89
American Tire Distributors Holdings, Inc.
2015 Term Loan, 9.10%, (1M LIBOR + 7.50%), 10/01/21 (f)	41	27
2015 Term Loan, 9.44%, (3M LIBOR + 7.50%), 10/01/21 (f)	5	3
Aramark Services, Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 03/01/25 (f)	85	79
2019 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 12/04/26 (f)	35	32
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (f)	24	20
Caesars Entertainment Operating Company
Exit Term Loan, 3.60%, (1M LIBOR + 2.00%), 04/03/24 (f)	125	101
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (f)	124	100
ClubCorp Holdings, Inc.
2017 Term Loan B, 4.69%, (3M LIBOR + 2.75%), 08/16/24 (f)	45	28
Comet Acquisition, Inc.
Term Loan, 5.11%, (3M LIBOR + 3.50%), 10/23/25 (f)	30	24
Dealer Tire, LLC
2020 Term Loan B, 5.24%, (1M LIBOR + 4.25%), 12/19/25 (f)	10	8
Dhanani Group Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 06/22/25 (c) (f)	40	33
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (f)	49	36
FrontDoor Inc
2018 Term Loan B, 4.12%, (1M LIBOR + 2.50%), 08/16/25 (f)	37	35
Getty Images, Inc.
2019 USD Term Loan B, 6.13%, (1M LIBOR + 4.50%), 02/13/26 (f)	59	46
GOBP Holdings, Inc.
2020 Term Loan B, 3.95%, (3M LIBOR + 2.75%), 10/22/25 (f)	71	66
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (f)	43	33
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (f)	50	39
Hayward Industries, Inc.
1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/04/24 (f)	23	18

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hilton Worldwide Finance, LLC
2019 Term Loan B2, 2.70%, (1M LIBOR + 1.75%), 10/25/23 (f)	149	141
IAA, Inc.
Term Loan B, 3.88%, (1M LIBOR + 2.25%), 05/22/26 (f)	19	18
IRB Holding Corp
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (f)	74	57
KAR Auction Services, Inc.
2019 Term Loan B6, 3.19%, (1M LIBOR + 2.25%), 09/13/26 (f)	84	77
Kestrel Bidco Inc.
Term Loan B, 4.00%, (1M LIBOR + 3.00%), 07/31/26 (f)	65	49
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 03/15/25 (f)	7	5
Term Loan, 4.85%, (3M LIBOR + 3.25%), 03/15/25 (f)	53	42
Mister Car Wash Holdings, Inc.
2019 Delayed Draw Term Loan, 3.25%, (1M LIBOR + 3.25%), 05/08/26 (f)	1	1
2019 Term Loan B, 3.86%, (1M LIBOR + 3.25%), 05/08/26 (f)	78	64
Motion Finco Sarl
USD Term Loan B1, 4.94%, (3M LIBOR + 3.25%), 10/11/26 (f)	22	18
Term Loan, 0.00%, 10/31/26 (f) (o)	—	—
Delayed Draw Term Loan B2, 4.90%, (3M LIBOR + 3.25%), 10/31/26 (f)	3	2
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (f)	29	26
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (f)	26	21
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 2.25%), 08/15/25 (f)	25	19
Playa Resorts Holding B.V.
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/07/24 (f)	38	26
ServiceMaster Company
2019 Term Loan D, 3.38%, (1M LIBOR + 1.75%), 10/31/26 (f)	25	24
SIWF Holdings Inc.
1st Lien Term Loan, 5.85%, (6M LIBOR + 4.25%), 05/25/25 (f)	30	26
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 04/09/26 (f)	79	69
SMG US Midco 2, Inc.
2020 Term Loan, 3.43%, (3M LIBOR + 2.50%), 01/23/25 (f)	68	57
Staples, Inc.
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (f)	44	34
STG-Fairway Holdings, LLC
Term Loan B, 5.10%, (6M LIBOR + 3.50%), 01/22/27 (f)	15	13
Tamko Building Products, LLC
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 05/15/26 (f)	30	27
Travel Leaders Group, LLC
2018 Term Loan B, 4.96%, (1M LIBOR + 4.00%), 01/25/24 (f)	40	30
Wand NewCo 3, Inc.
2020 Term Loan, 4.07%, (6M LIBOR + 3.00%), 02/05/26 (f)	89	80
WHATABRANDS LLC
2020 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 08/02/26 (f)	65	53
		2,001
Information Technology 0.2%
Access CIG, LLC
2018 1st Lien Term Loan, 5.53%, (3M LIBOR + 3.75%), 02/14/25 (f)	65	52
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (f)	81	68
USD 2nd Lien Term Loan , 9.03%, (3M LIBOR + 7.25%), 04/27/25 (f)	35	26
Ascend Learning, LLC
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/29/24 (f)	103	91
Avaya, Inc.
2018 Term Loan B, 4.95%, (1M LIBOR + 4.25%), 12/14/24 (f)	60	51
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 05/31/25 (f)	85	68
Bright Bidco B.V.
2018 Term Loan B, 5.10%, (6M LIBOR + 3.50%), 06/28/24 (f)	18	6
2018 Term Loan B, 5.44%, (6M LIBOR + 3.50%), 06/28/24 (f)	36	13
Castle US Holding Corporation
USD Term Loan B, 5.35%, (1M LIBOR + 3.75%), 02/28/27 (f)	95	75
Colorado Buyer Inc
Term Loan B, 4.62%, (1M LIBOR + 3.00%), 03/15/24 (f)	64	41
Cvent, Inc.
1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 11/30/24 (f)	87	61
Dynatrace LLC
2018 1st Lien Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/08/25 (f)	39	36
Emerald TopCo Inc
Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/16/26 (f)	55	50
Flexential Intermediate Corporation
2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 07/24/24 (f)	41	28
Flexera Software LLC
2018 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 01/24/25 (f)	69	62
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.24%, (1M LIBOR + 3.25%), 07/01/24 (f)	75	69
2017 2nd Lien Term Loan, 8.60%, (1M LIBOR + 7.00%), 05/24/25 (f)	25	22
Informatica LLC
2020 USD Term Loan B, 4.86%, (1M LIBOR + 3.25%), 02/19/27 (f)	30	26
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.11%, (3M LIBOR + 4.50%), 11/06/25 (f)	37	29
KBR, Inc.
2020 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/03/27 (f)	46	40
Kronos Incorporated
2017 Term Loan B, 4.76%, (3M LIBOR + 3.00%), 11/01/23 (f)	89	81
Mitchell International, Inc.
2017 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 11/21/24 (f)	75	62
2017 2nd Lien Term Loan, 8.85%, (1M LIBOR + 7.25%), 12/01/25 (f)	20	15
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.02%, (1M LIBOR + 4.50%), 07/13/25 (f)	37	25
NCR Corporation
2019 Term Loan, 4.11%, (1M LIBOR + 2.50%), 04/12/25 (f)	25	22
ON Semiconductor Corporation
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/13/26 (f)	25	23
Presidio, Inc.
2020 Term Loan B, 5.28%, (3M LIBOR + 3.50%), 12/19/26 (f)	14	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.38%, (6M LIBOR + 3.50%), 04/26/24 (f)	107	96
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (f)	57	53
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (f)	72	69
Renaissance Holding Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/21/25 (f)	76	63
Severin Acquisition, LLC
2018 Term Loan B, 4.74%, (3M LIBOR + 3.00%), 06/15/25 (f)	86	74
Solera, LLC
Term Loan, 0.00%, (3M LIBOR + 2.75%), 03/03/23 (f) (o)	15	14
USD Term Loan B, 4.36%, (3M LIBOR + 2.75%), 03/03/23 (f)	89	83
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (f)	81	77
Surf Holdings, LLC
USD Term Loan , 4.81%, (3M LIBOR + 3.50%), 01/15/27 (f)	85	75
Tibco Software Inc.
2020 Term Loan B, 5.11%, (1M LIBOR + 3.75%), 07/03/26 (f)	35	33
2020 2nd Lien Term Loan, 8.66%, (1M LIBOR + 7.25%), 02/14/28 (f)	10	9
Ultimate Software Group Inc(The)
Term Loan B, 4.74%, (1M LIBOR + 3.75%), 04/08/26 (f)	65	60
Vertafore, Inc.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 06/04/25 (f)	72	63
VS Buyer, LLC
Term Loan B, 4.86%, (3M LIBOR + 3.25%), 02/19/27 (f)	35	33
Web.com Group, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/12/25 (f) (o)	20	16
2018 Term Loan B, 4.95%, (3M LIBOR + 3.75%), 09/17/25 (f)	25	20
		1,993
Health Care 0.1%
Acadia Healthcare Company, Inc.
2018 Term Loan B4, 4.10%, (1M LIBOR + 2.50%), 02/16/23 (f)	39	35
Agiliti Health, Inc
Term Loan, 4.62%, (1M LIBOR + 3.00%), 10/18/25 (c) (f)	49	47
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (f)	74	52
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (f)	90	84
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (f)	70	65
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 4.74%, (1M LIBOR + 3.75%), 07/23/25 (f)	78	58
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (f)	50	47
Term Loan B, 3.36%, (1M LIBOR + 2.75%), 11/26/25 (f)	94	88
Catalent Pharma Solutions Inc.
Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 05/10/26 (f)	48	47
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/07/23 (f)	40	35
DentalCorp Perfect Smile ULC
1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 05/09/25 (f)	67	52
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (f) (o)	40	38
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (f)	79	40
Global Medical Response, Inc.
2018 Term Loan B1, 4.93%, (3M LIBOR + 3.25%), 04/28/22 (f)	90	83
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.68%, (3M LIBOR + 2.00%), 11/15/27 (f)	105	99
HC Group Holdings II, Inc.
Term Loan B, 6.10%, (1M LIBOR + 4.50%), 05/22/26 (f)	90	74
IQVIA Inc.
2017 USD Term Loan B2, 3.69%, (1M LIBOR + 1.75%), 01/17/25 (f)	148	133
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (f)	124	118
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.63%, (1M LIBOR + 5.00%), 06/21/25 (f)	62	51
MED ParentCo LP
Term Loan, 0.00%, 08/01/26 (o)	3	2
1st Lien Delayed Draw Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (f)	2	1
1st Lien Term Loan, 5.85%, (1M LIBOR + 4.25%), 08/01/26 (f)	28	23
1st Lien Delayed Draw Term Loan, 6.19%, (1M LIBOR + 4.25%), 08/01/26 (f)	—	—
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (f)	67	59
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (f)	70	59
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.98%, (3M LIBOR + 4.25%), 06/28/25 (f)	30	24
2018 1st Lien Term Loan B, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (f)	35	28
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (f)	10	9
Rockwood Service Corporation
2020 Term Loan, 5.85%, (3M LIBOR + 4.25%), 12/21/26 (c) (f)	5	4
Select Medical Corporation
2017 Term Loan B, 3.43%, (3M LIBOR + 2.50%), 03/06/25 (f)	94	89
Sotera Health Holdings, LLC
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 11/19/26 (f)	85	74
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 06/19/25 (f)	98	86
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (f)	45	28
Upstream Newco, Inc.
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 10/21/26 (c) (f)	35	28
Wink Holdco, Inc
1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 11/02/24 (f)	86	72
Zelis Healthcare Corporation
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (f)	25	23
		1,855

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Communication Services 0.1%
Altice France S.A.
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (f)	43	41
Cengage Learning, Inc.
2016 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/07/23 (f)	68	54
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (f)	55	51
Cincinnati Bell, Inc.
2017 Term Loan, 4.85%, (1M LIBOR + 3.25%), 10/02/24 (f)	37	35
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/08/26 (f)	15	13
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (f)	35	27
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (f)	18	17
2018 Incremental Term Loan, 2.86%, (1M LIBOR + 2.25%), 01/31/26 (f)	40	38
2019 Term Loan B5, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (f)	85	81
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (f)	15	11
Digicel International Finance Limited
2017 Term Loan B, 4.87%, (3M LIBOR + 3.25%), 05/27/24 (f)	33	26
E.W. Scripps Company (The)
2019 Term Loan B2, 4.10%, (1M LIBOR + 2.50%), 05/01/26 (f)	74	70
GoodRx, Inc.
1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 10/10/25 (f)	84	77
Gray Television, Inc.
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (f)	127	118
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 4.24%, (1M LIBOR + 3.25%), 12/01/23 (f)	100	93
GTT Communications, Inc.
2018 USD Term Loan B, 3.74%, (1M LIBOR + 2.75%), 04/27/25 (f)	49	34
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (f)	40	33
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (f)	50	46
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (f)	129	120
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (f)	38	33
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (f)	96	89
PUG LLC
USD Term Loan , 5.17%, (1M LIBOR + 3.50%), 01/31/27 (c) (f)	25	21
Rentpath, Inc.
2017 Term Loan, 0.00%, 12/17/21 (a) (n)	81	60
2020 DIP Term Loan, 7.70%, (1M LIBOR + 7.00%), 12/31/48 (c) (f)	14	13
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 06/20/24 (f)	55	43
Sinclair Television Group Inc.
Term Loan B2B, 3.21%, (1M LIBOR + 2.50%), 07/18/26 (f)	129	122
Speedcast International Limited
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 05/03/25 (f)	69	15
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (f)	85	84
Telesat Canada
Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 11/22/26 (f)	45	43
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (f)	30	26
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (f)	25	21
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (f)	130	120
Ziggo Financing Partnership
USD Term Loan I, 3.20%, (1M LIBOR + 2.50%), 04/17/28 (f)	10	9
		1,684
Industrials 0.1%
Achilles Acquisition LLC
2018 Term Loan , 5.63%, (1M LIBOR + 4.00%), 10/13/25 (f)	74	65
Advanced Drainage Systems, Inc.
Term Loan B, 3.81%, (1M LIBOR + 2.25%), 09/18/26 (f)	23	21
Amentum Government Services Holdings LLC
Term Loan B, 5.76%, (1M LIBOR + 4.00%), 01/24/27 (f)	15	14
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (f)	21	16
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (f)	23	19
Camelot U.S. Acquisition 1 Co.
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 10/31/26 (f)	90	84
Compass Power Generation LLC
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/20/24 (f)	69	61
CPM Holdings, Inc.
2018 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 10/25/25 (f)	40	32
Dun & Bradstreet Corporation (The)
Term Loan, 4.96%, (1M LIBOR + 4.00%), 02/06/26 (f)	87	78
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (f)	23	18
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (f)	42	33
EAB Global, Inc.
1st Lien Term Loan, 5.74%, (3M LIBOR + 3.75%), 08/15/22 (f)	89	73
EXC Holdings III Corp.
USD 2017 1st Lien Term Loan, 5.44%, (3M LIBOR + 3.50%), 11/16/24 (f)	85	72
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (f)	92	80
Gates Global LLC
Term Loan, 0.00%, (1M LIBOR + 2.75%), 04/01/24 (f) (o)	25	22
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (f)	55	52
Ingersoll-Rand Services Company
2020 USD Spinco Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/05/27 (f)	30	28
Lineage Logistics Holdings, LLC
2018 Term Loan , 4.60%, (1M LIBOR + 3.00%), 02/27/25 (f)	20	18
Minotaur Acquisition, Inc.
Term Loan B, 6.60%, (1M LIBOR + 5.00%), 02/27/26 (f)	102	84

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
NCI Building Systems, Inc.
2018 Term Loan , 4.56%, (1M LIBOR + 3.75%), 04/12/25 (f)	38	32
Pike Corporation
2019 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 07/24/26 (f)	38	35
PODS, LLC
2018 1st Lien Term Loan, 4.41%, (1M LIBOR + 2.75%), 11/21/24 (f)	85	75
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (f)	55	49
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (f)	79	75
Southern Graphics, Inc.
2018 Term Loan B, 4.85%, (3M LIBOR + 3.25%), 12/31/22 (f)	35	18
Syncreon Group B.V.
2019 First Out Term Loan, 6.60%, (6M LIBOR + 5.00%), 10/01/24 (f)	40	34
2019 Second Out Term Loan, 7.60%, (3M LIBOR + 6.00%), 04/01/25 (f)	72	47
Tempo Acquisition LLC
Term Loan, 3.74%, (1M LIBOR + 2.75%), 04/20/24 (f)	104	93
Titan Acquisition Limited
2018 Term Loan B, 4.60%, (3M LIBOR + 3.00%), 03/16/25 (f)	61	50
TransDigm, Inc.
2020 Term Loan F, 3.24%, (1M LIBOR + 2.25%), 06/09/23 (f)	114	104
USIC Holdings, Inc.
2017 Term Loan B, 4.85%, (1M LIBOR + 3.25%), 12/09/23 (f)	64	54
WP CPP Holdings, LLC
2018 Term Loan , 5.53%, (3M LIBOR + 3.75%), 04/30/25 (f)	94	71
		1,607
Financials 0.1%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (f)	94	83
Alera Group Holdings, Inc.
2018 Term Loan B, 6.10%, (1M LIBOR + 4.00%), 07/26/25 (f)	72	62
AlixPartners, LLP
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (f)	60	57
Alliant Holdings Intermediate, LLC
Term Loan B, 3.86%, (1M LIBOR + 3.25%), 05/10/25 (f)	60	54
AssuredPartners, Inc.
2020 Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/07/20 (f)	120	104
Asurion LLC
2018 Term Loan B7, 3.99%, (1M LIBOR + 3.00%), 11/15/24 (f)	89	84
2017 2nd Lien Term Loan, 8.10%, (1M LIBOR + 6.50%), 08/04/25 (f)	21	19
Blackstone CQP Holdco LP
Term Loan B, 4.62%, (3M LIBOR + 3.50%), 05/29/24 (f)	84	66
Capri Finance LLC
USD 2017 1st Lien Term Loan, 4.78%, (3M LIBOR + 3.00%), 10/04/24 (f)	85	73
Deerfield Dakota Holding, LLC
2018 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/04/24 (f)	63	61
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (f)	74	63
Gulf Finance, LLC
Term Loan B, 6.84%, (1M LIBOR + 5.25%), 08/25/23 (f)	46	23
Term Loan B, 7.20%, (3M LIBOR + 5.25%), 08/25/23 (f)	27	14
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (f)	34	28
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 03/20/25 (f)	24	21
RPI 2019 Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (1M LIBOR + 1.75%), 02/07/27 (f)	45	41
RPI Intermediate Finance Trust
2020 Term Loan B1, 2.47%, (3M LIBOR + 1.75%), 02/07/27 (f)	44	41
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 11/06/25 (f)	85	75
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.75%), 02/08/23 (f)	89	71
Trans Union, LLC
2019 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 11/13/26 (f)	24	23
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (f)	51	33
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (f)	128	111
UGI Energy Services, LLC
Term Loan B, 5.35%, (1M LIBOR + 3.75%), 08/01/26 (c) (f)	40	34
Victory Capital Holdings, Inc.
2020 Term Loan B, 4.02%, (1M LIBOR + 2.50%), 07/01/26 (f)	29	25
		1,266
Materials 0.1%
Aleris International, Inc.
2018 Term Loan , 6.35%, (1M LIBOR + 4.75%), 04/15/23 (f)	78	70
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (c) (f) (o)	40	36
Avantor Funding, Inc.
USD Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 09/22/24 (f)	35	33
Berry Global, Inc.
Term Loan W, 2.86%, (3M LIBOR + 2.00%), 10/01/22 (f)	15	14
Charter NEX US, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.50%), 05/16/24 (f) (o)	15	13
Charter NEX US, Inc.
Incremental Term Loan, 4.49%, (1M LIBOR + 3.50%), 05/16/24 (f)	34	30
Cyanco Intermediate Corporation
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 03/07/25 (f)	25	21
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (f)	60	44
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (f)	39	35
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (f)	1	1
2018 Incremental Term Loan, 5.16%, (3M LIBOR + 3.25%), 06/20/25 (f)	40	36
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (f)	48	39
GrafTech Finance, Inc.
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 02/01/25 (f)	73	63
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (f)	35	29

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (f)	41	29
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (f)	32	28
Phoenix Services International, LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 01/29/25 (f)	25	20
Pregis TopCo Corporation
1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 07/25/26 (f)	55	47
Pro Mach Group, Inc.
2018 Term Loan B, 3.68%, (1M LIBOR + 2.75%), 03/07/25 (f)	46	36
Solenis Holdings LLC
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (f)	—	—
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (f)	77	61
2018 2nd Lien Term Loan, 10.11%, (3M LIBOR + 8.50%), 06/18/26 (f)	5	3
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (f)	42	37
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.60%, (3M LIBOR + 3.25%), 10/05/24 (f)	45	37
Univar Solutions Inc.
2019 USD Term Loan B5, 3.60%, (3M LIBOR + 2.00%), 11/08/26 (f)	15	13
Vantage Specialty Chemicals, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 10/20/24 (f)	23	17
2017 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 10/20/24 (f)	21	16
		808
Consumer Staples 0.1%
CHG PPC Parent LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/16/25 (f)	89	79
CSM Bakery Solutions LLC
1st Lien Term Loan, 5.87%, (3M LIBOR + 4.00%), 07/22/20 (f)	68	55
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (f)	50	48
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.69%), 05/17/25 (f)	60	50
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (f)	124	115
Kronos Acquisition Holdings Inc.
2015 Term Loan B, 5.00%, (1M LIBOR + 4.00%), 08/26/22 (f)	79	70
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (f)	35	33
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (3M LIBOR + 4.25%), 07/12/26 (f)	20	18
United Natural Foods, Inc.
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 10/22/25 (f)	40	34
US Foods, Inc.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 08/14/26 (f)	124	113
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (f)	96	90
		705
Energy 0.0%
American Airlines, Inc.
2017 1st Lien Term Loan, 2.69%, (1M LIBOR + 1.75%), 10/10/21 (f)	15	12
Repriced TL B due 2023, 3.60%, (1M LIBOR + 2.00%), 04/28/23 (f)	40	32
2017 Incremental Term Loan, 2.70%, (1M LIBOR + 2.00%), 12/14/23 (f)	54	43
Brazos Delaware II, LLC
Term Loan B, 4.92%, (1M LIBOR + 4.00%), 05/16/25 (f)	79	40
Buckeye Partners, L.P.
2019 Term Loan B, 4.27%, (1M LIBOR + 2.75%), 10/10/26 (f)	55	50
Covia Holdings Corporation
Term Loan, 5.87%, (3M LIBOR + 4.00%), 05/17/25 (f)	35	15
EG Group Limited
2018 USD Term Loan B, 5.96%, (6M LIBOR + 4.00%), 02/01/25 (f)	45	33
ExGen Renewables IV, LLC
Term Loan B, 4.62%, (3M LIBOR + 3.00%), 11/15/24 (f)	53	47
Foresight Energy, LLC
2017 1st Lien Term Loan, 0.00%, 03/16/22 (a) (n)	85	11
Gavilan Resources, LLC
2nd Lien Term Loan, 6.99%, (1M LIBOR + 6.00%), 02/24/24 (f)	45	4
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (f)	74	45
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 01/31/25 (f)	77	43
McDermott Technology Americas Inc
2018 1st Lien Term Loan, 0.00%, 04/04/25 (a) (n)	28	8
PowerTeam Services, LLC
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 02/28/25 (f)	47	39
Prairie ECI Acquiror LP
Term Loan B, 6.20%, (3M LIBOR + 4.75%), 03/07/26 (f)	35	18
		440
Real Estate 0.0%
ESH Hospitality, Inc.
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/18/26 (f)	86	76
Forest City Enterprises, L.P.
2019 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/13/25 (c) (f)	96	81
Iron Mountain, Inc.
2018 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/02/26 (f)	129	122
VICI Properties 1 LLC
Replacement Term Loan B, 2.67%, (1M LIBOR + 1.75%), 12/13/24 (f)	125	115
		394
Utilities 0.0%
Calpine Corporation
Term Loan B9, 3.24%, (1M LIBOR + 2.25%), 03/22/26 (f)	99	94
2019 Term Loan B10, 2.99%, (1M LIBOR + 2.00%), 08/02/26 (f)	10	9
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (f)	27	26
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (f)	114	108
		237
Total Senior Loan Interests (cost $15,306)		12,990
PREFERRED STOCKS 0.5%
Consumer Discretionary 0.5%
Porsche Automobil Holding SE (l)	147	6,246
Total Preferred Stocks (cost $8,942)		6,246

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SHORT TERM INVESTMENTS 13.2%
Investment Companies 9.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (p) (q)	114,474	114,474
U.S. Treasury Bill 3.6%
Treasury, United States Department of
1.55%, 05/07/20 (i) (r)	9,600	9,594
1.55%, 06/25/20 (r)	14,500	14,496
1.55%, 08/06/20 (r)	10,350	10,345
0.00%, 10/01/20 (r)	9,520	9,513
		43,948
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (p) (q)	3,985	3,985
Total Short Term Investments (cost $162,302)		162,407
Total Investments 99.8% (cost $1,419,289)		1,230,703
Total Securities Sold Short (1.7)% (proceeds $21,952)		(20,348)
Other Assets and Liabilities, Net 1.9%		22,473
Total Net Assets 100.0%		1,232,828

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes, which is owned by the Fund.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $42,287 and 3.4% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(i) All or a portion of the security was on loan as of March 31, 2020.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(l) Convertible security.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(o) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Investment in affiliate.

(q) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(r) The coupon rate represents the yield to maturity.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (1.7%)
COMMON STOCKS (0.7%)
Materials (0.5%)
International Flavors & Fragrances Inc.	(60)	(6,084)
Communication Services (0.2%)
Softbank Corp.	(145)	(1,848)
Total Common Stocks (proceeds $8,573)		(7,932)
INVESTMENT COMPANIES (0.6%)
Financial Select Sector SPDR Fund	(376)	(7,836)
Total Investment Companies (proceeds $7,185)		(7,836)
PREFERRED STOCKS (0.4%)
Consumer Discretionary (0.4%)
Volkswagen AG (a)	(39)	(4,580)
Total Preferred Stocks (proceeds $6,194)		(4,580)
Total Securities Sold Short (1.7%) (proceeds $21,952)		(20,348)

(a) Convertible security.

JNL/FPA + DoubleLine Flexible Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Adani Ports and Special Economic Zone Limited, 3.95%, 01/19/22	10/15/19	765	695	0.1
Adani Ports and Special Economic Zone Limited, 3.38%, 07/24/24	01/10/20	203	168	—
AES Gener S.A., 5.00%, 07/14/25	01/10/20	210	177	—
Andina Acquisition Corporation, 8.20%, 01/31/22	02/06/19	309	253	—
Banco de Reservas de la Republica Dominicana, 7.00%, 02/01/23	01/14/19	151	144	—
Banco do Brasil S.A, 8.50%	07/29/19	463	447	—
Banco Internacional Del Peru S.A.A. - Interbank, 8.50%, 04/23/70	02/21/20	251	250	—
Banco Nacional De Comercio Exterior, S.N.C., 3.80%, 08/11/26	12/17/18	996	922	0.1
BBVA Bancomer, S.A., 7.25%, 04/22/20	07/12/19	852	852	0.1
ELM Park CLO Designated Activity Company, 7.95%, 05/11/26	05/09/19	212	182	—
Ena Norte SA, 4.95%, 04/25/23	11/02/18	515	509	0.1
Grupo Bimbo S.A.B. de C.V., 5.95%, callable at 100 beginning 04/17/23	02/21/19	508	466	0.1
Grupo Bimbo S.A.B. de C.V., 4.50%, 01/25/22	11/19/19	415	401	—
Gruposura Finance S.A., 5.70%, 05/18/21	06/17/19	412	397	—
Interoceanica IV Finance Ltd, 0.00%, 11/30/25	12/06/19	99	99	—
Media Group Holdings LLC	04/23/13	50,938	—	—
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	04/29/16	1,280	1,345	0.1
SPARC Limited, 0.00%, 12/05/22	10/05/17	424	407	—
Unifin Financiera, S.A.B. de C.V. SOFOM, E.N.R., 7.25%, 09/27/23	08/22/18	399	284	—
		59,402	7,998	0.6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/FPA + DoubleLine Flexible Allocation Fund
MED ParentCo LP - 1st Lien Delayed Draw Term Loan	2	—
	2	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Fund
COMMON STOCKS 87.8%
United States of America 23.7%
Apache Corporation	125	521
Booking Holdings Inc. (a)	3	4,106
Comcast Corporation - Class A	101	3,461
Dollar Tree Inc. (a)	82	6,038
Exxon Mobil Corporation	42	1,595
Freeport-McMoRan Inc. - Class B	419	2,828
Gilead Sciences, Inc.	141	10,510
Kellogg Co.	151	9,064
Mattel, Inc. (a) (b)	79	695
Oracle Corporation	134	6,470
Ross Stores Inc.	6	487
The Kroger Co.	264	7,956
TJX Cos. Inc.	21	992
United Parcel Service Inc. - Class B	39	3,680
Verizon Communications Inc.	64	3,451
Walgreens Boots Alliance, Inc.	174	7,972
Wells Fargo & Company	127	3,640
Yum China Holdings, Inc.	96	4,094
		77,560
Japan 15.6%
Honda Motor Co. Ltd.	179	4,028
Japan Airlines Co., Ltd	50	909
Kirin Holdings Co. Ltd.	266	5,272
Komatsu Ltd.	250	4,087
Kyocera Corp.	110	6,486
Makita Corp.	40	1,223
Mitsubishi Electric Corp.	319	3,929
Panasonic Corp.	765	5,829
Seven & I Holdings Co., Ltd.	132	4,384
Sumitomo Mitsui Financial Group Inc.	150	3,602
Suntory Beverage & Food Limited	105	3,948
Takeda Pharmaceutical Co. Ltd.	236	7,175
		50,872
Germany 8.0%
Adidas AG	8	1,906
Bayer AG	97	5,601
Deutsche Telekom AG	130	1,683
E.ON SE	642	6,657
Merck KGaA	39	3,987
Siemens AG	76	6,451
		26,285
United Kingdom 5.5%
BP P.L.C.	1,186	4,954
Burberry Group PLC	205	3,342
InterContinental Hotels Group PLC	56	2,394
Kingfisher Plc	2,217	3,922
Vodafone Group Public Limited Company	2,304	3,202
		17,814
Hong Kong 5.4%
CK Asset Holdings Limited	591	3,338
CK Hutchison Holdings Limited	949	6,359
Galaxy Entertainment Group Ltd.	590	3,134
Kunlun Energy Co. Ltd.	3,029	1,766
Sun Hung Kai Properties Ltd.	220	2,893
		17,490
France 5.0%
BNP Paribas SA	125	3,750
Sanofi SA	95	8,279
Veolia Environnement	205	4,363
		16,392
South Korea 4.0%
KB Financial Group Inc. - ADR	117	3,182
Samsung Electronics Co Ltd - GDR	10	9,734
		12,916
Ireland 3.2%
Allergan Public Limited Company	59	10,497
Switzerland 2.9%
Novartis AG	16	1,298
Roche Holding AG	25	8,252
		9,550
Canada 2.3%
Husky Energy Inc. (a) (b)	254	639
Wheaton Precious Metals Corp.	244	6,702
		7,341
Singapore 2.0%
Singapore Telecommunications Limited	3,760	6,686
Netherlands 1.8%
NXP Semiconductors N.V.	14	1,198
Royal Dutch Shell PLC - Class B	284	4,754
		5,952
Luxembourg 1.7%
ArcelorMittal	286	2,717
SES S.A. - FDR	478	2,798
		5,515
China 1.6%
Baidu, Inc. - Class A - ADR (a)	29	2,880
China Telecom Corp. Ltd. - Class H - ADR	77	2,343
		5,223
Denmark 1.4%
A P Moller - Maersk A/S - Class B (b)	5	4,684
Belgium 1.2%
Anheuser-Busch InBev	86	3,830
Thailand 0.9%
Bangkok Bank PCL - NVDR	270	825
Bangkok Bank PCL	727	2,251
		3,076
India 0.9%
Hero Motocorp Ltd.	141	2,986
Italy 0.7%
ENI SpA	237	2,396
Total Common Stocks (cost $348,904)		287,065
SHORT TERM INVESTMENTS 4.4%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	12,877	12,877
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	1,393	1,393
Total Short Term Investments (cost $14,270)		14,270
Total Investments 92.2% (cost $363,174)		301,335
Other Assets and Liabilities, Net 7.8%		25,549
Total Net Assets 100.0%		326,884

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Global Multisector Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 69.3%
United States of America 27.8%
Treasury, United States Department of
2.13%, 12/31/21 - 05/31/26	90,574	97,768
1.50%, 10/31/24 - 11/30/24	36,190	38,071
1.75%, 12/31/24	7,700	8,195
2.00%, 02/15/25	23,150	24,908
2.88%, 05/31/25	14,860	16,704
2.63%, 12/31/25	15,589	17,484
1.63%, 02/15/26 - 10/31/26	16,850	17,980
		221,110
Mexico 7.9%
Gobierno Federal de los Estados Unidos Mexicanos
2.50%, 12/10/20, MXN (a)	4,972	208
6.50%, 06/10/21 - 06/09/22, MXN	676,900	28,719
7.25%, 12/09/21, MXN	599,010	25,802
8.00%, 06/11/20 - 12/07/23, MXN	182,030	7,811
10.00%, 12/05/24, MXN	13,340	639
		63,179
Norway 6.9%
Stortinget
3.75%, 05/25/21, NOK	179,401	17,910
2.00%, 05/24/23, NOK	149,813	15,111
3.00%, 03/14/24, NOK	135,761	14,308
1.75%, 03/13/25, NOK	47,688	4,844
1.50%, 02/19/26, NOK	28,281	2,850
		55,023
Indonesia 6.1%
The Republic of Indonesia, The Government of
8.38%, 03/15/24 - 09/15/26, IDR	717,933,000	45,311
7.00%, 05/15/27, IDR	50,889,000	2,961
		48,272
Ghana 4.2%
Ghana, Government of
18.50%, 06/01/20, GHS	210	37
18.25%, 09/21/20 - 07/25/22, GHS	4,640	777
24.00%, 11/23/20, GHS	13,760	2,461
24.75%, 03/01/21 - 07/19/21, GHS	33,940	6,103
16.25%, 05/17/21, GHS	14,870	2,463
24.50%, 06/21/21, GHS	8,540	1,530
19.50%, 10/18/21, GHS	36,816	6,238
18.75%, 01/24/22, GHS	11,430	1,906
17.60%, 11/28/22, GHS	370	59
16.50%, 03/22/21 - 02/06/23, GHS	2,890	454
19.75%, 03/25/24 - 03/15/32, GHS	42,160	6,443
19.00%, 11/02/26, GHS	33,440	5,022
		33,493
India 4.2%
Ministry of Defence
8.13%, 09/21/22, INR	48,000	676
6.84%, 12/19/22, INR	228,000	3,131
7.16%, 05/20/23, INR	75,600	1,048
8.83%, 11/25/23, INR	1,536,400	22,441
9.15%, 11/14/24, INR	134,210	1,992
6.79%, 05/15/27, INR	278,100	3,737
		33,025
Brazil 4.1%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/21, BRL	156,090	32,211
South Korea 3.7%
The Republic of Korea, Government of
2.25%, 09/10/23, KRW	2,853,900	2,430
1.88%, 03/10/24, KRW	6,797,000	5,712
1.38%, 09/10/24, KRW	17,959,410	14,816
3.00%, 09/10/24, KRW	7,490,000	6,593
		29,551
Argentina 2.4%
Presidencia De La Nacion
18.20%, 10/03/21, ARS	484,003	2,617
1.20%, 03/18/22, ARS (b)	792,274	4,779
1.40%, 03/25/23, ARS (b)	478,659	2,693
16.00%, 10/17/23, ARS	450,969	2,494
1.50%, 03/25/24, ARS (b)	478,659	2,468
15.50%, 10/17/26, ARS	885,973	4,355
		19,406
Colombia 2.0%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	13,557,000	3,427
4.38%, 03/21/23, COP	592,000	138
10.00%, 07/24/24, COP	7,757,000	2,192
7.50%, 08/26/26, COP	38,018,800	9,758
9.85%, 06/28/27, COP	942,000	258
		15,773
Total Government And Agency Obligations (cost $715,095)		551,043
CORPORATE BONDS AND NOTES 0.0%
South Africa 0.0%
K2016470219 (South Africa) Ltd
3.00%, 12/31/22 (c) (d)	10,048	75
8.00%, 12/31/22, EUR (c) (d)	3,455	19
K2016470260 South Africa Ltd
25.00%, 12/31/22 (c) (d)	3,065	77
Total Corporate Bonds And Notes (cost $10,484)		171
COMMON STOCKS 0.0%
South Africa 0.0%
Edcon Holdings Ltd. - Class A (e) (f) (g)	124,902	70
Edcon Holdings Ltd. - Class B (e) (f) (g)	14,399	8
Total Common Stocks (cost $106)		78
SHORT TERM INVESTMENTS 30.3%
Investment Companies 18.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (h) (i)	148,199	148,199
Treasury Securities 11.7%
Cabinet Office, Government of Japan
-0.14%, 04/06/20, JPY (j)	1,522,600	14,142
-0.28%, 04/10/20, JPY (j)	859,550	7,984
-0.25%, 05/11/20, JPY (j)	718,500	6,675
-0.26%, 05/20/20, JPY (j)	67,500	627
-0.28%, 09/10/20, JPY (j)	823,400	7,652
-0.24%, 09/23/20, JPY (j)	776,000	7,212
Gobierno Federal de los Estados Unidos Mexicanos
7.67%, 04/02/20, MXN (j)	16,333	6,917
Presidencia Da Republica Federativa Do Brasil
3.93%, 07/01/20, BRL (j)	120,060	22,953
3.55%, 10/01/20, BRL (j)	17,910	3,397
5.24%, 04/01/21, BRL (j)	43,320	8,071
5.26%, 07/01/21, BRL (j)	16,660	3,070
Stortinget
1.24%, 06/17/20, NOK (g) (j)	25,768	2,469
1.18%, 09/16/20, NOK (g) (j)	15,414	1,478
		92,647
Total Short Term Investments (cost $249,396)		240,846
Total Investments 99.6% (cost $975,081)		792,138
Other Derivative Instruments 4.0%		31,778
Other Assets and Liabilities, Net (3.6)%		(28,901)
Total Net Assets 100.0%		795,015

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Treasury inflation indexed note, par amount is not adjusted for inflation.

(c) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $171 and 0.0% of the Fund.

(e) Non-income producing security.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(j) The coupon rate represents the yield to maturity.

JNL/Franklin Templeton Global Multisector Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Edcon Holdings Ltd. - Class A	02/28/17	95	70	—
Edcon Holdings Ltd. - Class B	02/27/17	11	8	—
Stortinget, 1.24%, 06/17/20	10/03/19	2,813	2,469	0.3
Stortinget, 1.18%, 09/16/20	10/29/19	1,663	1,478	0.2
		4,582	4,025	0.5

JNL/Franklin Templeton Global Multisector Bond Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/02/20	BRL	20,308	3,914	(22)
CHF/EUR	UBS	05/08/20	EUR	(7,930)	(8,749)	303
CHF/EUR	GSC	05/12/20	EUR	(7,785)	(8,590)	295
CHF/EUR	UBS	08/10/20	EUR	(16,074)	(17,790)	383
CHF/EUR	GSC	08/12/20	EUR	(15,803)	(17,492)	344
CHF/EUR	UBS	11/09/20	EUR	(7,942)	(8,815)	303
CHF/EUR	GSC	11/12/20	EUR	(7,797)	(8,655)	295
EUR/USD	BOA	04/08/20	EUR	2,529	2,787	(54)
EUR/USD	DUB	04/08/20	EUR	33	36	(1)
EUR/USD	UBS	04/09/20	EUR	1,041	1,148	(19)
EUR/USD	BOA	04/15/20	EUR	4,279	4,716	(92)
EUR/USD	GSC	04/23/20	EUR	16	18	—
EUR/USD	HSB	04/27/20	EUR	874	964	(19)
EUR/USD	BOA	04/29/20	EUR	11,414	12,588	(247)
EUR/USD	GSC	04/29/20	EUR	13,004	14,342	(242)
EUR/USD	SCB	04/29/20	EUR	389	429	(8)
EUR/USD	BOA	04/30/20	EUR	11,414	12,589	(246)
EUR/USD	DUB	04/30/20	EUR	4,393	4,845	(95)
EUR/USD	HSB	04/30/20	EUR	123	135	(3)
EUR/USD	CIT	05/04/20	EUR	9,667	10,664	(209)
EUR/USD	JPM	05/14/20	EUR	1,405	1,551	(31)
EUR/USD	BOA	05/20/20	EUR	4,760	5,254	(105)
EUR/USD	GSC	05/20/20	EUR	48	53	(1)
EUR/USD	JPM	05/20/20	EUR	54,614	60,282	(1,472)
EUR/USD	GSC	05/21/20	EUR	16	18	—
EUR/USD	JPM	05/21/20	EUR	17,880	19,736	(382)
EUR/USD	JPM	05/22/20	EUR	17,880	19,737	(567)
EUR/USD	DUB	05/26/20	EUR	4,394	4,852	(137)
EUR/USD	JPM	05/29/20	EUR	6,100	6,735	(192)
EUR/USD	JPM	06/15/20	EUR	3,371	3,725	(106)
EUR/USD	UBS	07/23/20	EUR	13,784	15,248	(289)
EUR/USD	HSB	10/13/20	EUR	786	872	(24)
EUR/USD	DUB	10/15/20	EUR	823	912	(26)
EUR/USD	BOA	10/16/20	EUR	134	148	(4)
EUR/USD	DUB	10/26/20	EUR	10,433	11,574	(330)
EUR/SEK	DUB	04/15/20	SEK	(110,678)	(11,154)	60
EUR/SEK	DUB	05/13/20	SEK	(110,678)	(11,162)	58
EUR/SEK	DUB	06/15/20	SEK	(32,000)	(3,229)	17
INR/USD	BNP	04/07/20	INR	565,220	7,467	12
INR/USD	JPM	04/29/20	INR	454,841	5,993	(121)
INR/USD	HSB	05/04/20	INR	523,059	6,888	(119)
INR/USD	HSB	05/05/20	INR	977,150	12,865	(221)
INR/USD	HSB	05/14/20	INR	185,700	2,443	(28)
INR/USD	JPM	05/14/20	INR	1,263,131	16,614	(329)
INR/USD	HSB	05/18/20	INR	256,818	3,376	(34)
INR/USD	JPM	05/18/20	INR	112,570	1,480	17
JPY/AUD	JPM	05/21/20	AUD	(67,360)	(41,368)	4,110
JPY/AUD	CIT	05/26/20	AUD	(2,490)	(1,529)	185
JPY/AUD	CIT	06/09/20	AUD	(5,215)	(3,203)	247
JPY/AUD	HSB	06/12/20	AUD	(23,865)	(14,656)	1,725
JPY/AUD	JPM	06/12/20	AUD	(36,470)	(22,397)	2,709
JPY/AUD	DUB	06/15/20	AUD	(47,574)	(29,217)	1,000
JPY/AUD	HSB	06/16/20	AUD	(7,980)	(4,901)	(21)
JPY/AUD	JPM	08/21/20	AUD	(33,680)	(20,682)	1,672
JPY/AUD	CIT	08/24/20	AUD	(19,737)	(12,120)	964
JPY/AUD	HSB	09/14/20	AUD	(15,715)	(9,650)	301
JPY/AUD	JPM	09/14/20	AUD	(18,590)	(11,415)	381
JPY/EUR	CIT	04/30/20	EUR	(10,480)	(11,558)	234
JPY/EUR	HSB	05/22/20	EUR	(12,732)	(14,054)	(59)
JPY/EUR	HSB	05/22/20	EUR	(12,732)	(14,054)	182
JPY/EUR	DUB	06/15/20	EUR	(71,600)	(79,107)	(11)
JPY/EUR	HSB	06/25/20	EUR	(5,232)	(5,783)	48
JPY/EUR	CIT	06/30/20	EUR	(10,480)	(11,585)	(73)
JPY/EUR	CIT	06/30/20	EUR	(5,240)	(5,793)	23
JPY/EUR	HSB	08/24/20	EUR	(12,732)	(14,097)	(45)
JPY/EUR	CIT	09/30/20	EUR	(10,480)	(11,616)	(66)
JPY/EUR	CIT	09/30/20	EUR	(15,720)	(17,424)	295
JPY/USD	JPM	05/26/20	JPY	1,155,215	10,756	(2)
JPY/USD	JPM	06/05/20	JPY	3,091,000	28,790	(2)
JPY/USD	HSB	06/08/20	JPY	755,532	7,038	(125)
JPY/USD	JPM	06/08/20	JPY	717,566	6,684	(126)
JPY/USD	JPM	06/22/20	JPY	1,104,869	10,298	(150)
JPY/USD	BNP	06/24/20	JPY	2,792,115	26,026	(642)
JPY/USD	CIT	08/31/20	JPY	1,406,387	13,138	(470)
JPY/USD	HSB	09/09/20	JPY	755,532	7,060	(57)
KRW/USD	DUB	05/29/20	KRW	15,765,100	12,976	41
MXN/USD	HSB	04/06/20	MXN	794,265	33,630	(7,678)
MXN/USD	CIT	04/08/20	MXN	58,519	2,477	(564)
NOK/USD	JPM	06/15/20	NOK	89,717	8,620	(1,184)
NOK/USD	JPM	06/16/20	NOK	89,171	8,568	(1,236)
NOK/USD	JPM	06/30/20	NOK	70,373	6,762	182
SEK/EUR	DUB	04/15/20	EUR	(10,183)	(11,224)	(69)
SEK/EUR	DUB	05/13/20	EUR	(10,397)	(11,473)	(311)
SEK/EUR	DUB	06/15/20	EUR	(20,897)	(23,088)	(750)
SEK/EUR	DUB	06/16/20	EUR	(10,173)	(11,241)	(71)
SEK/EUR	DUB	08/13/20	EUR	(10,496)	(11,617)	(438)
USD/BRL	CIT	04/02/20	BRL	(20,308)	(3,914)	48
USD/BRL	JPM	04/17/20	BRL	(24,557)	(4,727)	404
USD/BRL	CIT	05/05/20	BRL	(20,369)	(3,916)	46
USD/BRL	JPM	05/05/20	BRL	(39,066)	(7,510)	1,914
USD/BRL	JPM	06/02/20	BRL	(34,444)	(6,611)	1,432
USD/BRL	CIT	07/02/20	BRL	(20,308)	(3,892)	24
USD/BRL	JPM	07/02/20	BRL	(46,265)	(8,866)	254
USD/BRL	JPM	08/04/20	BRL	(43,189)	(8,262)	1,301
USD/EUR	BOA	04/08/20	EUR	(2,529)	(2,787)	23
USD/EUR	DUB	04/08/20	EUR	(33)	(36)	—
USD/EUR	UBS	04/09/20	EUR	(1,041)	(1,148)	11
USD/EUR	BOA	04/15/20	EUR	(4,279)	(4,716)	57
USD/EUR	DUB	04/17/20	EUR	(4,394)	(4,852)	64
USD/EUR	JPM	04/17/20	EUR	(17,880)	(19,737)	272
USD/EUR	GSC	04/23/20	EUR	(16)	(18)	—
USD/EUR	HSB	04/27/20	EUR	(874)	(964)	20

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/EUR	BOA	04/29/20	EUR	(11,414)	(12,588)	228
USD/EUR	GSC	04/29/20	EUR	(13,004)	(14,342)	271
USD/EUR	SCB	04/29/20	EUR	(389)	(429)	8
USD/EUR	BOA	04/30/20	EUR	(11,414)	(12,589)	231
USD/EUR	DUB	04/30/20	EUR	(4,393)	(4,845)	88
USD/EUR	HSB	04/30/20	EUR	(123)	(135)	3
USD/EUR	CIT	05/04/20	EUR	(9,667)	(10,664)	234
USD/EUR	JPM	05/14/20	EUR	(1,405)	(1,551)	16
USD/EUR	BOA	05/20/20	EUR	(4,760)	(5,254)	71
USD/EUR	GSC	05/20/20	EUR	(48)	(53)	1
USD/EUR	JPM	05/20/20	EUR	(54,614)	(60,282)	879
USD/EUR	GSC	05/21/20	EUR	(16)	(18)	—
USD/EUR	JPM	05/21/20	EUR	(17,880)	(19,736)	299
USD/EUR	BCL	05/29/20	EUR	(6,519)	(7,198)	97
USD/EUR	BOA	05/29/20	EUR	(1,277)	(1,410)	13
USD/EUR	JPM	05/29/20	EUR	(6,100)	(6,735)	63
USD/EUR	JPM	06/04/20	EUR	(3,372)	(3,723)	55
USD/EUR	JPM	06/15/20	EUR	(3,372)	(3,725)	193
USD/EUR	UBS	07/23/20	EUR	(13,784)	(15,248)	403
USD/EUR	HSB	10/13/20	EUR	(786)	(872)	12
USD/EUR	DUB	10/15/20	EUR	(823)	(912)	16
USD/EUR	BOA	10/16/20	EUR	(134)	(148)	3
USD/EUR	DUB	10/26/20	EUR	(10,433)	(11,574)	303
USD/INR	BNP	04/07/20	INR	(565,220)	(7,467)	259
USD/INR	JPM	04/29/20	INR	(454,841)	(5,993)	281
USD/INR	HSB	05/04/20	INR	(523,059)	(6,887)	358
USD/INR	HSB	05/05/20	INR	(977,150)	(12,865)	634
USD/INR	HSB	05/14/20	INR	(338,825)	(4,457)	254
USD/INR	JPM	05/14/20	INR	(1,263,131)	(16,614)	936
USD/INR	HSB	05/18/20	INR	(879,772)	(11,566)	651
USD/INR	JPM	05/18/20	INR	(476,590)	(6,266)	206
USD/INR	CIT	05/20/20	INR	(1,145,518)	(15,057)	837
USD/JPY	JPM	05/26/20	JPY	(1,155,215)	(10,756)	306
USD/JPY	JPM	06/05/20	JPY	(3,091,000)	(28,790)	813
USD/JPY	HSB	06/08/20	JPY	(755,532)	(7,038)	199
USD/JPY	JPM	06/08/20	JPY	(717,566)	(6,684)	172
USD/JPY	JPM	06/22/20	JPY	(1,104,869)	(10,298)	267
USD/JPY	BNP	06/24/20	JPY	(2,792,115)	(26,026)	729
USD/JPY	CIT	08/31/20	JPY	(1,406,387)	(13,138)	209
USD/JPY	HSB	09/09/20	JPY	(755,532)	(7,060)	194
USD/KRW	DUB	05/29/20	KRW	(41,976,000)	(34,549)	1,458
USD/KRW	GSC	09/09/20	KRW	(10,212,000)	(8,442)	65
USD/MXN	HSB	04/06/20	MXN	(794,265)	(33,630)	5,366
USD/MXN	CIT	04/08/20	MXN	(58,519)	(2,477)	437
USD/MXN	CIT	06/17/20	MXN	(200,658)	(8,405)	1,465
USD/MXN	HSB	10/07/20	MXN	(592,275)	(24,414)	3,969
USD/MXN	CIT	10/08/20	MXN	(60,044)	(2,475)	439
USD/MXN	CIT	10/09/20	MXN	(45,098)	(1,858)	327
USD/MXN	CIT	10/13/20	MXN	(150,357)	(6,193)	1,078
USD/MXN	CIT	10/15/20	MXN	(221,319)	(9,113)	1,629
USD/MXN	CIT	10/16/20	MXN	(202,651)	(8,343)	1,583
USD/NOK	JPM	06/15/20	NOK	(89,717)	(8,620)	421
USD/NOK	JPM	06/16/20	NOK	(89,171)	(8,568)	418
					(690,703)	31,778

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Growth Allocation Fund
COMMON STOCKS 63.8%
United States of America 42.2%
10X Genomics, Inc. (a)	1	50
3M Company	9	1,213
Abbott Laboratories	47	3,731
AbbVie Inc.	35	2,662
Adobe Inc. (a)	2	531
AFLAC Incorporated	25	866
Agilent Technologies, Inc.	14	971
Air Products and Chemicals, Inc.	31	6,112
Alaska Air Group, Inc.	4	113
Albemarle Corporation	46	2,578
Alliant Energy Corporation	7	317
Allison Systems, Inc.	2	62
Alphabet Inc. - Class A (a)	4	5,038
Altria Group, Inc.	30	1,170
Amazon.com, Inc. (a)	4	7,072
AMC Networks, Inc. - Class A (a)	1	30
Amdocs Limited	5	249
Ameren Corporation	5	331
American Electric Power Company, Inc.	4	312
American Express Company	6	541
American National Insurance Company	—	27
American Tower Corporation	6	1,392
American Water Works Company, Inc.	7	880
AMETEK, Inc.	7	530
Amgen Inc.	17	3,387
Amphenol Corporation - Class A	13	981
Analog Devices, Inc.	48	4,339
Apple Inc.	36	9,050
Applied Materials, Inc.	26	1,201
Aptiv PLC	29	1,428
Aspen Technology, Inc. (a)	1	107
Assured Guaranty Ltd.	2	43
AT&T Inc.	101	2,933
Atmos Energy Corporation	3	326
Autodesk, Inc. (a)	9	1,418
Automatic Data Processing, Inc.	16	2,207
AutoZone, Inc. (a)	1	556
Axalta Coating Systems Ltd. (a)	36	614
Bank of America Corporation	41	870
Baxter International Inc.	4	337
Becton, Dickinson and Company	21	4,717
Berkshire Hathaway Inc. - Class A (a)	—	544
Berkshire Hathaway Inc. - Class B (a)	6	1,088
Best Buy Co., Inc.	8	461
Bill.Com Holdings Inc. (a)	6	219
Biogen Inc. (a)	5	1,607
BlackRock, Inc.	2	1,025
Booking Holdings Inc. (a)	—	538
Booz Allen Hamilton Holding Corporation - Class A	2	133
Bristol-Myers Squibb Company	61	3,413
Broadridge Financial Solutions, Inc.	4	359
Brown-Forman Corp. - Class A	2	82
Brown-Forman Corp. - Class B	18	1,018
Bunge Limited	22	911
Burlington Stores Inc. (a)	1	95
BWXT Government Group, Inc.	18	866
C.H. Robinson Worldwide, Inc.	5	315
Cable One, Inc.	1	1,363
Cabot Oil & Gas Corp.	4	68
Cadence Design Systems Inc. (a)	4	278
Capri Holdings Limited (a)	5	53
Carlisle Cos. Inc.	7	927
Carter's Inc.	1	90
Casey's General Stores Inc.	1	134
Catalent Inc. (a)	35	1,840
Caterpillar Inc.	6	661
Celanese Corp. - Class A	15	1,092
Cerner Corp.	8	499
Chemed Corporation	—	142
Chevron Corporation	38	2,724
Choice Hotels International Inc.	1	63
Church & Dwight Co. Inc.	8	491
Cimarex Energy Co.	2	26
Cinemark Holdings, Inc.	2	17
Cintas Corp.	12	2,009
Cisco Systems, Inc.	58	2,280
Citrix Systems Inc.	2	273
Cognex Corp.	4	177
Cognizant Technology Solutions Corp. - Class A	12	576
Colgate-Palmolive Co.	48	3,218
Comcast Corporation - Class A	73	2,502
ConocoPhillips	16	504
Consolidated Edison, Inc.	9	726
Constellation Brands, Inc. - Class A	6	817
Copart Inc. (a)	6	419
Costco Wholesale Corporation	5	1,415
Crown Castle International Corp.	12	1,691
Cummins Inc.	5	643
CVS Health Corporation	41	2,427
D.R. Horton, Inc.	3	95
Danaher Corporation	12	1,602
Darden Restaurants Inc.	4	235
Deciphera Pharmaceuticals, Inc. (a)	6	251
Deere & Company	5	715
Delta Air Lines Inc.	18	517
Dentsply Sirona Inc.	12	481
Dick's Sporting Goods Inc.	3	56
Dollar General Corp.	7	1,069
Dominion Energy, Inc.	31	2,233
Domino's Pizza, Inc.	1	444
Donaldson Co. Inc.	20	757
Dover Corporation	22	1,838
DTE Energy Company	6	541
Duke Energy Corporation	17	1,335
Eastman Chemical Co.	3	126
Ecolab Inc.	20	3,152
Edwards Lifesciences Corporation (a)	4	782
Elanco Animal Health (a)	16	351
Eli Lilly & Co.	13	1,802
Emerson Electric Co.	31	1,455
EOG Resources, Inc.	15	532
EPR Properties	2	57
Equifax Inc.	6	668
Equinix, Inc.	2	1,287
Erie Indemnity Company - Class A	7	1,097
Estee Lauder Cos. Inc. - Class A	7	1,112
Evergy, Inc.	4	206
Eversource Energy	8	628
Exelixis, Inc. (a)	7	125
Exelon Corporation	28	1,027
Expedia Group, Inc.	4	205
Expeditors International of Washington Inc.	5	356
Exxon Mobil Corporation	88	3,336
F5 Networks, Inc. (a)	2	219
Facebook, Inc. - Class A (a)	16	2,590
FactSet Research Systems Inc.	1	294
Fastenal Co.	39	1,221
Fidelity National Financial, Inc.	2	55
Flowers Foods Inc.	6	118
Foot Locker, Inc.	4	98
Fortive Corporation	5	301
Gaming and Leisure Properties, Inc.	6	154
Gap Inc.	9	62
General Dynamics Corporation	33	4,365
General Mills, Inc.	19	1,028
General Motors Company	20	409
Gentex Corp.	9	195
Genuine Parts Co.	4	300
Gilead Sciences, Inc.	29	2,176
Graco Inc.	5	248
GrafTech International Ltd.	1	6
H & R Block, Inc.	8	107
Haemonetics Corp. (a)	10	1,029
Hanesbrands Inc.	3	26
Hasbro, Inc.	4	260
Hawaiian Electric Industries Inc.	3	141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
HCA Healthcare, Inc.	6	512
Hershey Co.	6	735
HollyFrontier Corp.	1	36
Honeywell International Inc.	49	6,616
Hormel Foods Corp.	9	440
Host Hotels & Resorts, Inc.	80	883
HP Inc.	53	928
Huntington Ingalls Industries Inc.	1	226
IAA Spinco Inc. (a)	1	36
IAC/InterActiveCorp (a)	3	549
IDEXX Laboratories, Inc. (a)	1	170
Illinois Tool Works Inc.	15	2,187
Illumina, Inc. (a)	5	1,472
Ingersoll Rand Inc. (a)	10	250
Ingredion Inc.	2	145
Intel Corporation	35	1,901
Intercontinental Exchange, Inc.	14	1,161
International Business Machines Corporation	11	1,258
International Flavors & Fragrances Inc.	4	424
Interpublic Group of Cos. Inc.	8	124
Intuit Inc.	16	3,705
Intuitive Surgical, Inc. (a)	5	2,278
Invesco Ltd.	6	54
Jack Henry & Associates Inc.	2	372
JB Hunt Transport Services Inc.	8	718
JM Smucker Co.	2	239
Johnson & Johnson	64	8,436
Johnson Controls International Public Limited Company	55	1,480
JPMorgan Chase & Co.	35	3,151
Kansas City Southern	8	987
Kellogg Co.	5	277
Keysight Technologies, Inc. (a)	7	557
Kimberly-Clark Corporation	8	960
Kimco Realty Corporation	11	104
KLA-Tencor Corp.	5	683
Kohl's Corporation	6	88
L Brands, Inc.	8	95
Laboratory Corporation of America Holdings (a)	5	645
Lam Research Corp.	5	1,141
Lamb Weston Holdings Inc.	6	319
Landstar System Inc.	1	108
Las Vegas Sands Corp.	23	964
Lear Corporation	2	156
Leggett & Platt Inc.	4	109
Lennox International Inc.	1	96
Lockheed Martin Corporation	9	3,012
Lowe`s Companies, Inc.	19	1,661
Macy's, Inc.	10	51
MarketAxess Holdings Inc.	1	375
Martin Marietta Materials Inc.	4	783
Masco Corporation	2	83
MasterCard Incorporated - Class A	20	4,730
Match Group, Inc. (a)	1	82
Matthews International Corp. - Class A	18	428
Maxim Integrated Products, Inc.	8	413
McCormick & Co. Inc.	15	2,104
McDonald's Corporation	21	3,454
Merck & Co., Inc.	45	3,478
MetLife, Inc.	25	764
Mettler-Toledo International Inc. (a)	5	3,553
Microsoft Corporation	126	19,904
Mondelez International, Inc. - Class A	15	771
Monolithic Power Systems Inc.	5	778
Monster Beverage 1990 Corporation (a)	37	2,106
Moody's Corp.	2	525
Morningstar Inc.	1	65
Motorola Solutions Inc.	5	632
MSC Industrial Direct Co. - Class A	1	68
MSCI Inc.	2	689
National Retail Properties, Inc.	6	182
NetApp, Inc.	7	297
Neurocrine Biosciences, Inc. (a)	5	451
NewMarket Corp.	—	126
NextEra Energy, Inc.	11	2,722
NIKE, Inc. - Class B	67	5,553
Nordstrom Inc.	4	59
Norfolk Southern Corporation	9	1,358
Northrop Grumman Systems Corp.	13	3,833
Nu Skin Enterprises, Inc. - Class A	2	37
Nucor Corporation	5	163
NVIDIA Corporation	5	1,372
NVR, Inc. (a)	—	231
OGE Energy Corp.	6	177
Old Dominion Freight Line Inc.	1	118
Omega Healthcare Investors, Inc.	7	186
Omnicom Group Inc.	7	373
ONEOK, Inc.	3	72
Oracle Corporation	2	82
O'Reilly Automotive, Inc. (a)	3	756
PACCAR Inc.	5	316
Packaging Corporation of America	2	177
Paychex Inc.	11	723
Paypal Holdings, Inc. (a)	6	527
Penske Automotive Group, Inc.	1	19
PepsiCo, Inc.	49	5,895
Pfizer Inc.	139	4,530
Philip Morris International Inc.	18	1,318
Phillips 66	11	572
Pool Corporation	1	222
PPL Corporation	15	364
Procter & Gamble Co.	52	5,680
PTC Inc. (a)	13	791
PTC Therapeutics, Inc. (a)	4	183
Public Service Enterprise Group Inc.	17	752
Public Storage	5	1,085
Pulte Homes Inc.	4	93
Qualcomm Incorporated	11	724
Quest Diagnostics Incorporated	9	750
Raytheon Company	24	3,113
Realty Income Corporation	10	503
Reata Pharmaceuticals, Inc. - Class A (a)	1	159
Regeneron Pharmaceuticals, Inc. (a)	1	342
Reliance Steel & Aluminum Co.	1	53
Republic Services Inc.	4	314
ResMed Inc.	4	620
Robert Half International Inc.	4	167
Rockwell Automation Inc.	4	568
Rollins Inc.	5	181
Roper Technologies, Inc.	22	6,766
Ross Stores Inc.	42	3,680
Royal Gold Inc.	1	44
S&P Global Inc.	2	539
Salesforce.Com, Inc. (a)	6	818
Santander Consumer USA Holdings Inc.	3	47
Schlumberger Ltd.	25	337
SEI Investments Co.	3	136
Sempra Energy	2	249
ServiceNow, Inc. (a)	10	2,966
Simon Property Group, Inc.	7	410
Six Flags Operations Inc.	2	20
Skyworks Solutions, Inc.	6	569
Snap-On Inc.	1	98
Sonoco Products Co.	3	142
Southwest Airlines Co.	16	565
Spirit Realty Capital, Inc.	3	86
Sprouts Farmers Market, Inc. (a)	2	46
Stanley Black & Decker Inc.	8	810
Starbucks Corporation	11	697
State Street Corporation	6	330
Steel Dynamics Inc.	4	81
STORE Capital Corp.	6	107
Stryker Corporation	33	5,417
Synopsys Inc. (a)	5	592
Sysco Corp.	16	714
T. Rowe Price Group, Inc.	11	1,078
Tapestry Inc.	10	128
Target Corporation	35	3,239
Teleflex Incorporated	5	1,494
Texas Instruments Incorporated	76	7,601

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
The Boeing Company	9	1,403
The Charles Schwab Corporation	31	1,048
The Clorox Company	5	828
The Coca-Cola Company	65	2,896
The Home Depot, Inc.	10	1,836
The Kroger Co.	16	486
The Southern Company	71	3,850
The Williams Companies, Inc.	37	528
Tiffany & Co.	2	311
TJX Cos. Inc.	25	1,184
Toro Co.	4	244
Tractor Supply Co.	4	337
Trane Technologies Public Limited Company	11	944
Truist Financial Corporation	20	617
Twilio Inc. - Class A (a)	4	372
Tyler Technologies Inc. (a)	2	528
Tyson Foods Inc. - Class A	9	518
Uber Technologies, Inc. (a)	11	308
Ubiquiti Inc.	—	48
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	2	338
Union Pacific Corporation	29	4,147
United Parcel Service Inc. - Class B	29	2,676
United Technologies Corporation	36	3,389
UnitedHealth Group Incorporated	4	1,097
Universal Health Services Inc. - Class B	1	112
Urban Outfitters Inc. (a)	2	35
Valero Energy Corporation	12	560
Valvoline, Inc.	2	24
Varian Medical Systems, Inc. (a)	3	319
Ventas, Inc.	7	177
VEREIT, Inc.	32	158
VeriSign, Inc. (a)	3	573
Verisk Analytics, Inc.	15	2,160
Verizon Communications Inc.	75	4,015
VF Corp.	10	548
Visa Inc. - Class A	28	4,469
W. W. Grainger, Inc.	6	1,412
W.P. Carey Inc.	4	217
WABCO Holdings Inc. (a)	1	106
Walgreens Boots Alliance, Inc.	19	862
Walmart Inc.	32	3,644
Walt Disney Co.	18	1,730
Waters Corp. (a)	6	1,156
Watsco Inc.	1	142
Wells Fargo & Company	20	574
West Pharmaceutical Services Inc.	20	2,969
Whirlpool Corporation	1	51
Williams-Sonoma Inc.	3	126
Workday, Inc. - Class A (a)	7	874
Wyndham Destinations, Inc.	2	39
Xcel Energy Inc.	4	247
Xilinx, Inc.	8	630
Yum! Brands, Inc.	12	806
		405,633
United Kingdom 4.0%
Ascential Group Limited	650	2,001
AstraZeneca PLC - ADR	21	930
AstraZeneca PLC	12	1,080
Atlassian Corporation PLC - Class A (a)	1	203
AVEVA Group plc	47	2,032
BAE Systems PLC	111	716
Barclays PLC	500	577
boohoo Group PLC (a)	885	2,102
BP P.L.C. - ADR	25	610
BP P.L.C.	288	1,205
Carnival Plc	11	150
Experian PLC	94	2,602
Ferguson PLC	33	2,046
GW Pharmaceuticals plc - ADS (a)	2	195
Hikma Pharmaceuticals Public Limited Company	122	3,068
IHS Markit Ltd.	37	2,196
Imperial Brands PLC	41	756
Intermediate Capital Group PLC	130	1,448
Johnson Matthey PLC	34	762
Linde Public Limited Company	34	5,797
LivaNova PLC (a)	44	1,991
Nvent Electric Public Limited Company	36	602
Rio Tinto Plc - ADR	24	1,093
Standard Chartered PLC	197	1,078
The Sage Group PLC.	295	2,161
Vodafone Group Public Limited Company	911	1,267
		38,668
China 1.9%
Agricultural Bank of China Limited - Class A	150	71
Alibaba Group Holding Limited - ADS (a)	5	987
Anhui Conch Cement Company Limited - Class A	15	119
Anhui Conch Cement Company Limited - Class H	100	693
Autobio Diagnostics Co., Ltd.	1	10
Baidu, Inc. - Class A - ADR (a)	9	867
Bank of Beijing Co., Ltd. - Class A	52	35
Bank of China Limited - Class A	41	20
Bank of China Limited - Class H	1,936	740
Bank of Communications Co., Ltd. - Class A	108	78
Bank of Communications Co., Ltd. - Class H	646	394
Bank of Nanjing Co., Ltd. - Class A	18	18
Baoshan Iron & Steel Co., Ltd.	49	33
China CITIC Bank Corporation Limited - Class A	16	12
China CITIC Bank Corporation Limited - Class H	786	388
China Conch Venture Holdings Limited	111	497
China Construction Bank Corporation - Class H	1,057	859
China Everbright Bank Company Limited - Class A	99	50
China Lesso Group Holdings Limited	46	60
China Minsheng Banking Corp. , Ltd. - Class A	91	74
China Minsheng Banking Corp. , Ltd. - Class H	526	391
China Mobile Ltd.	103	775
China Petroleum & Chemical Corporation - Class A	58	36
China Petroleum & Chemical Corporation - Class H	1,350	666
China Resources Cement Holdings Limited	156	185
China Shenhua Energy Company Limited - Class A	13	31
China Shenhua Energy Company Limited - Class H	287	546
China South Publishing And Media Group Co., Ltd. - Class A	5	7
China Telecom Corp. Ltd. - Class H	1,646	500
China Yangtze Power Co., Ltd. - Class A	55	134
China Zhongwang Holdings Limited	78	20
Chinese Universe Publishing and Media Co., Ltd - Class A	4	7
Chongqing Brewery Co., Ltd.	1	6
Chongqing Rural Commercial Bank Co., Ltd. - Class H	135	55
CNOOC Limited	525	560
Country Garden Services Holdings Company Limited	67	270
Dali Foods Group Company Limited	165	115
Daqin Railway Co., Ltd. - Class A	48	46
Dongfeng Motor Group Co., Ltd - Class H	254	167
Fangda Carbon New Material Co., Ltd. - Class A (a)	7	9
Foshan Haitian Flavoring & Food Co., Ltd - Class A	8	137
Fujian Sunner Development Co., Ltd.	3	9
Fuyao Glass Industry Group Co., Ltd. - Class A	5	14
G-Bits Network Technology (Xiamen) Co., Ltd.	—	6
Gree Electric Appliances, Inc. of Zhuhai - Class A	7	48
Guangdong Investment Ltd.	150	289
Guangzhou Automobile Group Co., Ltd. - Class H	240	239
Hangzhou Bank Co., Ltd. - Class A	12	13
Hangzhou Robam Appliances Co., Ltd. - Class A	2	10
Hebei Yangyuan Zhihui Beverage Co., Ltd.	3	9
Hedy Holding Co., Ltd. - Class A	40	25
Hefei Meyer Optoelectronic Technology Inc.	2	8
Heilongjiang Agriculture Company Limited	4	10
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	10	54
Hengsheng Chemical Industry Co., Ltd.	4	8
HLA Corp. , Ltd - Class A	9	8
Hualan Biological Engineering, Inc.	3	22
Huaxin Cement Co., Ltd.	4	13
Huayu Automotive Systems Co., Ltd. - Class A	8	25
Hubei Jumpcan Pharmaceutical Co., Ltd.	2	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Industrial and Commercial Bank of China Limited - Class H	1,180	808
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. (a)	18	6
Jafron Biomedical Co., Ltd.	1	11
Jiangsu Expressway Co. Ltd. - Class H	100	111
Kweichow Moutai Co., Ltd. - Class A	4	628
Lee & Man Paper Manufacturing Ltd.	116	70
Lomon Billions Group Co., Ltd.	5	10
Luxi Chemical Group Co., Ltd.	3	4
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	4	40
Maanshan Iron & Steel Co. Ltd.	102	32
Maanshan Iron & Steel Company Limited - Class A	21	7
Nanjing Iron & Steel Co., Ltd.	13	6
Nexteer Automotive Group Limited	44	22
Ovctek China Inc.	1	5
Qudian Inc. - Class A - ADS (a)	6	12
RiseSun Real Estate Development Co., Ltd. - Class A	11	12
SAIC Motor Corporation Limited - Class A	18	51
Sansteel Minguang Co., Ltd., Fujian	8	9
SANY Heavy Industry Co., Ltd. - Class A	17	42
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	25	26
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	2	7
Shanghai International Airport Co.Ltd.	3	21
Shanghai M&G Stationery Inc	2	13
Shangmin International Holdings Limited (a)	10	4
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	7	5
Shenzhen Expressway Company Limited	22	22
Shenzhen Goodix Technology Co., Ltd.	1	29
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	1	37
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	3	6
Shenzhou International Group Holdings Limited	52	554
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	12
Sinopec Engineering (Group) Co., Ltd. - Class H	926	388
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	17	9
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	310	76
Sinopharm Group Co. Ltd. - Class H	180	404
TAL Education Group - ADS (a)	50	2,663
Toly Bread Co., Ltd.	1	9
Top Choice Medical Investment Co., Inc. (a)	1	8
Wanhua Chemical Group Co.,Ltd.	7	42
Weichai Power Co., Ltd. - Class A	14	24
Weifu High-Technology Group Co., Ltd. - Class A	3	7
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	7	30
Wuliangye Yibin Co., Ltd. - Class A	8	133
Xinyu Iron & Steel Co., Ltd.	9	5
Yanzhou Coal Mining Co. Ltd. - Class H	62	48
Yealink Network Technology Corporation Limited	1	10
Yunda Holding Co., Ltd.	3	14
Yuzhou Properties Company Limited	87	37
Zhejiang Juhua Co., Ltd.	6	6
Zhejiang NHU Company Ltd.	5	18
Zhejiang Semir Garment Co., Ltd. - Class A	5	5
Zhejiang Supor Co., Ltd.	1	11
Zhejiang Weixing New Building Materials Co., Ltd.	4	6
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	1	8
		18,067
Germany 1.8%
BASF SE	15	714
Bayer AG	29	1,661
Bayerische Motoren Werke AG	12	601
Covestro AG	11	340
CTS Eventim AG & Co. KGaA	25	1,126
Deutsche Boerse AG	21	2,891
Deutsche Lufthansa AG	49	459
E.ON SE	147	1,520
Merck KGaA	6	563
MTU Aero Engines AG	13	1,853
SAP SE	24	2,666
Siemens AG	7	572
Symrise AG	28	2,607
		17,573
Japan 1.8%
CyberAgent Inc.	80	3,099
Hitachi Ltd.	23	666
Honda Motor Co. Ltd.	21	476
Isuzu Motors Ltd.	96	632
Kirin Holdings Co. Ltd.	66	1,311
Komatsu Ltd.	32	531
Matsumotokiyoshi Holdings Co., Ltd.	22	817
Mitsui Fudosan Co. Ltd.	47	807
Nippon Television Holdings Inc.	20	218
Santen Pharmaceutical Co. Ltd.	145	2,473
Seria Co., Ltd.	13	383
Seven & I Holdings Co., Ltd.	20	679
Sumitomo Metal Mining Co. Ltd.	35	715
Sumitomo Mitsui Financial Group Inc.	33	787
Sundrug Co. Ltd.	24	784
Suntory Beverage & Food Limited	9	332
Takeda Pharmaceutical Co. Ltd.	57	1,723
Tokyo Broadcasting System Holdings,Inc.	21	298
Tosoh Corp.	35	399
Toyota Industries Corp.	9	441
		17,571
Netherlands 1.6%
Adyen B.V. (a)	4	3,333
ASML Holding - ADR	7	1,789
ASML Holding	9	2,383
Flow Traders N.V.	28	852
ING Groep N.V.	103	537
Koninklijke DSM N.V.	24	2,719
LyondellBasell Industries N.V. - Class A	12	572
NXP Semiconductors N.V.	18	1,498
Royal Dutch Shell PLC - Class A - ADR	30	1,047
SBM Offshore N.V.	65	853
		15,583
Ireland 1.5%
Accenture Public Limited Company - Class A	35	5,745
Allegion Public Limited Company	8	751
Bank of Ireland Group Public Limited Company	161	303
Keywords Studios PLC	155	2,771
Medtronic Public Limited Company	43	3,842
Pentair Public Limited Company	33	970
		14,382
Taiwan 1.1%
Accton Technology Corporation	19	101
Advantech Co. Ltd.	19	156
Catcher Technology Co. Ltd.	52	335
Chicony Electronics Co. Ltd.	52	131
Chunghwa Telecom Co. Ltd.	232	824
Eclat Textile Co. Ltd.	10	80
Far EasTone Telecommunications Co. Ltd.	129	270
Feng Tay Enterprise Co. Ltd.	32	138
Formosa Chemicals & Fibre Corp.	248	549
Formosa Petrochemical Corp.	97	261
Formosa Plastics Corp.	263	652
GlobalWafers Co., Ltd.	12	132
Highwealth Construction Corp.	42	56
Largan Precision Co. Ltd.	4	500
Lite-On Technology Corp.	116	158
Nan Ya Plastics Corp.	364	658
Nanya Technology Corp.	125	221
Nien Made Enterprise Co., LTD.	15	90
Novatek Microelectronics Corp.	52	295
Phison Electronics Corp.	12	99
Powertech Technology Inc.	41	116
President Chain Store Corp.	50	467
Ruentex Development Co. Ltd.	19	24
Ruentex Industries Ltd.	19	44
Standard Foods Corp.	25	50

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Taiwan Business Bank	245	78
Taiwan Cement Corp.	178	233
Taiwan Mobile Co. Ltd.	137	452
Taiwan Semiconductor Manufacturing Co. Ltd.	202	1,829
The Shanghai Commercial & Savings Bank, Ltd.	159	206
Vanguard International Semiconductor Corp.	74	145
Walsin Technology Corp.	23	121
Yageo Corp.	27	240
Yuanta Financial Holding Co. Ltd.	505	259
Zhen Ding Technology Holding Limited	29	89
		10,059
South Korea 1.0%
BGFretail Co., Ltd.	—	47
BNK Financial Group Inc.	23	83
Daelim Industrial Co. Ltd.	1	90
DB Insurance Co. Ltd.	2	67
Hana Financial Group Inc.	27	504
Hanwha Life Insurance Co., Ltd.	21	24
Honam Petrochemical Corp.	1	214
Hyundai Marine & Fire Insurance Co.,Ltd.	5	88
Industrial Bank of Korea	23	142
Kangwon Land Inc.	8	136
KB Financial Group Inc.	75	2,119
Kia Motors Corp.	13	267
Korea Zinc Co. Ltd.	—	124
KT&G Corp.	9	574
Kumho Petro chemical Co. Ltd.	1	52
NCSoft Corp.	1	536
Pearl Abyss Corp. (a)	—	52
S1 Corp.	1	83
Samsung Card Co., Ltd.	1	37
Samsung Electronics Co. Ltd.	56	2,170
Shinhan Financial Group Co. Ltd.	45	1,040
SK Hynix Inc.	11	757
SK Telecom Co. Ltd.	2	245
Woongjin Coway Co., Ltd.	5	232
Woori Financial Group Inc.	20	125
		9,808
Canada 0.7%
CAE Inc.	98	1,238
Canadian National Railway Company	10	812
Canadian Pacific Railway Limited	5	1,137
Husky Energy Inc. (a)	121	305
Lululemon Athletica Inc. (a)	4	665
Shopify Inc. - Class A (a)	4	1,668
Wheaton Precious Metals Corp.	36	1,004
		6,829
Hong Kong 0.7%
Agricultural Bank of China Limited - Class H	1,818	724
AIA Group Limited	68	613
ANTA Sports Products Limited	87	635
China Cinda Asset Management Co., Ltd. - Class H	579	109
China Everbright Bank Company Limited - Class H	241	92
China Medical System Holdings Limited	108	116
CK Asset Holdings Limited	208	1,175
CK Hutchison Holdings Limited	209	1,401
Kingboard Laminates Holdings Limited	80	73
Longfor Group Holdings Limited	146	712
Nine Dragons Paper (Holdings) Limited	124	113
Shui On Land Limited	145	24
Sinotrans Ltd. - Class H	71	17
Swire Pacific Ltd. - Class A	92	590
Wharf Holdings Ltd.	43	76
Yuexiu Property Co. Ltd.	254	46
		6,516
Denmark 0.6%
A P Moller - Maersk A/S - Class B	1	537
DSV Panalpina A/S	26	2,355
GN Store Nord A/S	70	3,112
		6,004
Australia 0.6%
Cochlear Ltd.	22	2,529
CSL Ltd.	17	2,955
		5,484
Belgium 0.5%
KBC Groep NV	43	1,965
Umicore	71	2,456
		4,421
Italy 0.4%
ENI SpA	88	885
Finecobank Banca Fineco SPA	300	2,758
		3,643
Russian Federation 0.3%
Joint Stock Company "Alrosa" (Public Stock Society)	315	259
Mobile Telesystems PJSC - ADR	51	390
Polymetal International PLC	15	253
Public Joint Stock Company "Severstal"	27	298
Public Joint Stock Society "Fosagro" - GDR (b)	5	50
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	199	98
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	70	86
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	128	201
Public Joint Stock Society "Polyus"	2	318
Public Joint Stock Society "Tatneft" Named After V.D. Tire	68	480
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	3	717
X5 Retail Group N.V. - GDR (b)	5	132
		3,282
Thailand 0.3%
Advanced Info Service PLC.	109	661
Airports of Thailand Public Company Limited	148	226
Bumrungrad Hospital Public Company Limited	33	114
Electricity Generating PCL	14	101
Home Product Center PCL	207	70
Intouch Holdings Public Company Limited	163	247
Kasikornbank PCL	142	397
Land and Houses Public Company Limited	390	79
Osotspa Public Company Limited	29	31
PTT Global Chemical Public Company Limited	175	161
PTT Public Company Limited	538	499
RATCH Group Public Company Limited	41	71
Siam Cement PCL	49	483
		3,140
Switzerland 0.3%
Garmin Ltd.	4	323
Roche Holding AG	3	1,085
TE Connectivity Ltd.	19	1,219
		2,627
France 0.3%
BNP Paribas SA	13	388
Compagnie Generale des Etablissements Michelin	9	766
Sanofi SA	12	1,049
Veolia Environnement	19	412
		2,615
Brazil 0.3%
American Beverage Co Ambev	166	381
Cielo S.A.	102	89
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	26	191
Cosan S.A.	9	90
ENGIE Brasil Energia S.A.	19	146
Hapvida Participacoes E Investimentos Ltda	9	74
Hypera S.A.	21	116
Irb Brasil Resseguros S/A	46	86
Lojas Renner S/A.	42	275
Magazine Luiza S.A.	25	193
Petrobras Distribuidora S/A.	45	135
Porto Seguro S.A.	5	43
Tim Participacoes SA	48	115
Vale S.A.	73	609
		2,543

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Israel 0.3%
CyberArk Software Ltd. (a)	29	2,481
Argentina 0.2%
Banco Macro S.A. - Class B - ADR	2	37
Grupo Financiero Galicia SA - Class B - ADR	4	26
MercadoLibre S.R.L (a)	5	2,296
		2,359
South Africa 0.2%
AngloGold Ashanti Ltd.	15	257
Capitec Bank Holdings Ltd.	2	119
Clicks Group Ltd.	19	275
Exxaro Resources Ltd.	25	136
Kumba Iron Ore Ltd	7	118
Mr Price Group	26	163
Pick n Pay Stores Ltd.	13	43
RMB Holdings Ltd.	56	153
Telkom SA Ltd.	23	26
Tiger Brands Limited	12	124
Vodacom Group Limited	53	347
Woolworths Holdings Limited	34	52
		1,813
Indonesia 0.2%
Charoen Pokphand Indonesia Tbk PT	354	108
Gudang Garam Tbk PT	26	65
Hanjaya Mandala Sampoerna Tbk PT	995	87
PT Adaro Energy Tbk	1,099	66
PT Indofood Sukses Makmur Tbk	126	79
PT Tambang Batubara Bukit Asam Tbk	303	41
Telekomunikasi Indonesia (Persero), PT TBK - Class B	2,844	547
Unilever Indonesia Tbk PT	790	352
United Tractors Tbk PT	140	145
		1,490
Mexico 0.1%
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	183	144
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B	29	158
Kimberly-Clark de Mexico SAB de CV - Class A	122	185
Megacable Holdings, SAB de CV	20	56
Promotora y Operadora de Infraestructura SAB de CV	11	77
Wal - Mart de Mexico, S.A.B. de C.V.	296	699
		1,319
Malaysia 0.1%
Airasia Berhad	122	22
British American Tobacco Malaysia Bhd	17	41
DiGi.Com Bhd	294	297
Hartalega Holdings Berhad	107	170
Nestle Bhd	7	215
Petronas Chemicals Group Berhad	203	235
Petronas Gas Bhd	31	112
Westports Holdings Berhad	70	55
		1,147
United Arab Emirates 0.1%
Abu Dhabi Commercial Bank PJSC	138	174
ALDAR Properties PJSC	304	127
Dubai Islamic Bank PJSC	137	134
Emaar Malls PJSC	97	28
Emirates Telecommunications Group Co. PJSC	147	562
		1,025
Qatar 0.1%
Barwa Real Estate Company Q.P.S.C	124	101
Industries Qatar QSC	156	283
Masraf Al Rayan (Q.P.S.C.)	183	182
Mesaieed Petrochemical Holding Company Q.S.C.	256	101
Qatar Electricity & Water Co.	41	152
Qatar Fuel Company Q.P.S.C. (WOQOD)	30	131
Qatar International Islamic Bank	27	53
		1,003
Luxembourg 0.1%
ArcelorMittal	58	553
SES S.A. - FDR	63	367
Tenaris SA	4	27
		947
Norway 0.1%
Equinor ASA	76	934
Turkey 0.1%
BIM Birlesik Magazalar A.S.	38	287
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	151	172
Ford Otomotiv Sanayi Anonim Sirketi	7	52
TAV Havalimanlari Holding Anonim Sirketi	17	41
Turkcell Iletisim Hizmetleri Anonim Sirketi	75	139
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	117	83
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	12	133
		907
Portugal 0.1%
Galp Energia, SGPS, S.A.	57	644
India 0.1%
Housing Development Finance Corp.	27	586
Chile 0.1%
Aguas Andinas SA - Class A	220	65
Cia Cervecerias Unidas SA	12	80
Colbun SA	433	47
Enel Americas SA	1,365	167
Enel Chile S.A.	2,265	154
		513
Egypt 0.0%
Commercial International Bank Egypt SAE	71	264
Eastern Tobacco Co.	94	74
El Sewedy Electric Company	70	35
		373
Poland 0.0%
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	29	222
Hungary 0.0%
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	33	191
Philippines 0.0%
Globe Telecom Inc.	3	98
Manila Electric Company	18	81
		179
Greece 0.0%
Jumbo S.A.	5	64
Motor Oil Hellas Corinth Refineries SA	3	37
OPAP SA	7	57
		158
Bermuda 0.0%
Lazard Ltd - Class A	4	88
RenaissanceRe Holdings Ltd	—	66
		154
Colombia 0.0%
Ecopetrol S.A.	252	121
Czech Republic 0.0%
MONETA Money Bank, a.s.	40	83
Pakistan 0.0%
MCB Bank Ltd.	33	30
Oil & Gas Development Co. Ltd.	69	32
		62
Total Common Stocks (cost $713,153)		613,159
CORPORATE BONDS AND NOTES 12.1%
United States of America 10.0%
24 Hour Holdings III LLC
8.00%, 06/01/22 (c)	1,000	40
AbbVie Inc.
3.20%, 05/14/26	1,000	1,019
4.25%, 11/21/49 (c)	430	462
AFLAC Incorporated
4.75%, 01/15/49	600	652
Allergan Funding SCS
4.55%, 03/15/35	1,000	1,113

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
4.85%, 06/15/44	500	542
American Tower Corporation
3.38%, 10/15/26	1,000	999
Anthem, Inc.
5.10%, 01/15/44	500	581
AT&T Inc.
3.80%, 02/15/27	800	830
Baker Hughes, a GE Company, LLC
4.08%, 12/15/47	775	653
Bank of America Corporation
4.18%, 11/25/27	2,760	2,938
Bausch Health Companies Inc.
6.13%, 04/15/25 (c)	4,000	3,964
Biogen Inc.
5.20%, 09/15/45	600	792
Bristol-Myers Squibb Company
4.63%, 05/15/44 (c)	550	693
Bunge Limited Finance Corp.
4.35%, 03/15/24	600	592
Calpine Corporation
5.50%, 02/01/24	1,500	1,424
Calumet Specialty Products Partners, L.P.
7.75%, 04/15/23	1,500	1,057
Capital One Financial Corporation
3.75%, 07/28/26 - 03/09/27	1,950	1,823
Carrier Global Corporation
3.58%, 04/05/50 (c)	470	407
Charter Communications Operating, LLC
4.50%, 02/01/24	600	620
Chesapeake Energy Corporation
11.50%, 01/01/25 (c)	4,000	640
Cigna Holding Company
3.05%, 10/15/27 (c)	1,050	1,036
4.80%, 07/15/46 (c)	900	1,027
Citigroup Inc.
3.35%, 04/24/25	2,100	2,158
Comcast Corporation
4.05%, 11/01/52	1,000	1,195
CommScope Holding Company, Inc.
6.00%, 06/15/25 (c)	1,000	916
Community Health Systems, Inc.
8.00%, 03/15/26 (c)	9,000	8,558
CSX Corporation
4.75%, 11/15/48	750	887
CVS Health Corporation
4.30%, 03/25/28	900	956
5.30%, 12/05/43	900	1,054
DaVita Inc.
5.00%, 05/01/25	1,500	1,498
DISH DBS Corporation
5.88%, 07/15/22	2,500	2,457
Dollar Tree, Inc.
4.00%, 05/15/25	400	406
Dominion Energy, Inc.
4.25%, 06/01/28	875	908
Energy Transfer LP
5.30%, 04/15/47	650	498
Enterprise Products Operating LLC
6.13%, 10/15/39	600	635
FedEx Corporation
5.10%, 01/15/44	500	497
Fiserv, Inc.
3.50%, 07/01/29	720	755
Ford Motor Company
4.35%, 12/08/26	1,400	1,085
Fox Corporation
5.48%, 01/25/39	480	557
Georgia Power Company
4.30%, 03/15/42	1,200	1,294
Gilead Sciences, Inc.
4.80%, 04/01/44	600	773
Glencore Funding LLC
4.00%, 03/27/27 (c)	900	818
HCA Inc.
4.50%, 02/15/27	667	686
Highpoint Operating Corporation
8.75%, 06/15/25	1,000	500
Iron Mountain Incorporated
4.88%, 09/15/27 (c)	1,000	972
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (d)	1,900	1,805
3.54%, 05/01/28	1,200	1,258
Kinder Morgan, Inc.
5.55%, 06/01/45	750	770
LYB International Finance II B.V.
3.50%, 03/02/27	800	780
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (c)	1,500	749
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (c)	1,500	1,157
MetLife, Inc.
6.40%, 12/15/36	600	623
Metropolitan Life Global Funding I
3.60%, 01/11/24 (c)	1,500	1,656
Microchip Technology Incorporated
4.33%, 06/01/23	1,000	958
Microsoft Corporation
2.65%, 11/03/22	1,600	1,679
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (d)	1,000	873
3.59%, 07/22/28 (e)	1,360	1,420
MPLX LP
5.50%, 02/15/49	400	337
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	1,000	629
Occidental Petroleum Corporation
2.60%, 08/13/21	675	540
Post Holdings, Inc.
5.63%, 01/15/28 (c)	1,000	1,017
PSEG Power LLC
3.85%, 06/01/23	1,200	1,223
Reynolds American Inc.
5.85%, 08/15/45	550	586
Schlumberger Holdings Corporation
3.75%, 05/01/24 (c)	1,600	1,516
Shea Homes Limited Partnership, A California Limited Partnership
6.13%, 04/01/25 (c)	1,000	995
Simon Property Group, L.P.
3.38%, 12/01/27	900	888
Sprint Corporation
7.63%, 03/01/26	1,500	1,698
Tenet Healthcare Corporation
7.00%, 08/01/25	5,700	4,931
The Goldman Sachs Group, Inc.
3.50%, 01/23/25 - 11/16/26	2,473	2,533
The Kroger Co.
5.40%, 01/15/49	500	615
Truist Financial Corporation
3.88%, 03/19/29	1,800	1,818
United Rentals (North America), Inc.
4.88%, 01/15/28	1,500	1,465
United Technologies Corporation
4.50%, 06/01/42	750	871
Univision Communications Inc.
5.13%, 02/15/25 (c)	1,500	1,278
Valero Energy Corporation
4.00%, 04/01/29	850	801
Verizon Communications Inc.
2.63%, 08/15/26	200	207
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	600	564
Wells Fargo Bank, National Association
2.08%, 09/09/22	1,300	1,293
Williams Partners L.P.
4.85%, 03/01/48	360	336
Wynn Las Vegas, LLC
5.50%, 03/01/25 (c)	1,000	931

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Xilinx, Inc.
2.95%, 06/01/24	1,000	995
		95,762
United Kingdom 0.6%
Ashtead Capital, Inc.
5.25%, 08/01/26 (c)	800	765
4.38%, 08/15/27 (c)	1,000	925
AstraZeneca PLC
4.00%, 09/18/42	900	1,068
Barclays PLC
4.38%, 01/12/26	500	511
BAT Capital Corp.
3.56%, 08/15/27	1,000	955
Imperial Brands Finance PLC
4.25%, 07/21/25 (c)	400	396
Standard Chartered PLC
3.79%, 05/21/25 (c)	1,600	1,573
		6,193
France 0.3%
BPCE
5.15%, 07/21/24 (c)	1,200	1,265
Electricite de France
4.50%, 09/21/28 (c)	1,000	1,088
Total Capital International
3.46%, 02/19/29	770	812
		3,165
Switzerland 0.2%
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	2,100	2,153
China 0.2%
Alibaba Group Holding Limited
4.20%, 12/06/47	750	903
Tencent Holdings Limited
3.60%, 01/19/28 (c)	900	952
		1,855
Italy 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (c)	1,200	1,225
Hong Kong 0.1%
CK Hutchison International (19) Limited
3.25%, 04/11/24 (c)	1,100	1,140
Germany 0.1%
Bayer US Finance II LLC
4.25%, 12/15/25 (c)	1,000	1,030
Canada 0.1%
Canadian Natural Resources Limited
3.90%, 02/01/25	1,050	879
India 0.1%
Reliance Industries Limited
2.06%, 01/15/26	750	767
Spain 0.1%
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	575	686
Colombia 0.1%
Bancolombia SA
3.00%, 01/29/25	750	669
Norway 0.1%
Aker BP ASA
3.75%, 01/15/30 (c)	750	556
Ireland 0.0%
Avolon Holdings Funding Limited
5.25%, 05/15/24 (c)	630	508
Total Corporate Bonds And Notes (cost $128,059)		116,588
INVESTMENT COMPANIES 9.2%
United States of America 9.2%
iShares Core MSCI EAFE ETF	648	32,298
iShares MSCI India Index Fund	272	6,544
iShares MSCI Russia ETF	100	2,766
iShares MSCI Saudi Arabia ETF	56	1,341
Templeton Global Bond Fund - Class R6 (f)	4,523	45,497
Total Investment Companies (cost $107,560)		88,446
GOVERNMENT AND AGENCY OBLIGATIONS 6.9%
United States of America 6.8%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
3.17%, 03/07/28 (g)	426	486
3.82%, 11/06/36 (g)	1,250	1,640
Federal Agricultural Mortgage Corporation
2.90%, 01/03/22 (g)	1,000	1,042
Federal Home Loan Banks Office of Finance
2.88%, 06/13/25 (g)	1,200	1,339
3.25%, 06/09/28 (g)	1,200	1,378
Federal Home Loan Mortgage Corporation
4.00%, 05/01/49 - 10/01/49	324	348
3.00%, 12/01/49	6,389	6,702
Federal National Mortgage Association, Inc.
4.00%, 10/01/47 - 02/01/50	2,667	2,852
3.50%, 07/01/49	1,506	1,593
Government National Mortgage Association
4.00%, 07/20/49 - 01/20/50	3,727	3,964
4.50%, 07/20/49	957	1,013
3.00%, 02/20/50	6,985	7,392
3.50%, 09/20/49 - 02/20/50	20,240	21,416
Israel, Government of
5.50%, 09/18/23	1,000	1,156
Tennessee Valley Authority
5.88%, 04/01/36 (g)	600	908
Treasury, United States Department of
2.00%, 11/30/22	3,900	4,074
0.13%, 07/15/24 (h)	913	914
2.88%, 04/30/25	1,100	1,235
2.00%, 01/15/26 (h)	702	779
1.75%, 01/15/28 (h)	542	615
3.63%, 04/15/28 (h)	415	534
2.50%, 02/15/46	790	985
2.25%, 08/15/49	285	345
2.38%, 08/15/24 - 11/15/49	1,670	1,902
U.S. International Development Finance Corporation
2.12%, 03/20/24 (g)	400	406
		65,018
Jordan 0.1%
Jordan, The Government of, The Hashemite Kingdom of
2.58%, 06/30/22	925	965
Total Government And Agency Obligations (cost $63,887)		65,983
EQUITY LINKED STRUCTURED NOTES 1.8%
United States of America 1.6%
Bank of America Corporation
(Wells Fargo & Company) (e)	30	882
Barclays Bank PLC
(Bank of America Corporation)	45	997
Citigroup Global Markets Holdings Inc.
(Amazon.com, Inc.)	1	1,516
JPMorgan Chase Bank, National Association
(Texas Instruments Incorporated)	14	1,385
(Apple Inc.)	20	4,325
(Target Corporation)	10	918
Royal Bank of Canada
(Intel Corporation) (i)	50	2,486
(The Home Depot, Inc.) (c)	7	1,233
UBS AG
(CVS Health Corporation)	18	1,028
(MetLife, Inc.)	30	945
		15,715
Switzerland 0.2%
Credit Suisse AG
(International Business Machines Corporation)	15	1,712
Total Equity Linked Structured Notes (cost $19,642)		17,427

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PREFERRED STOCKS 0.8%
United States of America 0.7%
Broadcom Inc., 8.00%, 09/30/22 (i)	2	1,402
Citigroup Inc., 6.88%, (callable at 25 beginning 11/15/23) (d)	70	1,805
Fortive Corporation - Series A, 5.00%, 07/01/21 (i)	2	1,439
Sempra Energy, 6.75%, 07/15/21 (i)	17	1,625
		6,271
Brazil 0.1%
Itau Unibanco Holding S.A. (i)	96	429
Itausa - Investimentos Itau SA	251	421
Telefonica Brasil S.A.	40	378
		1,228
South Korea 0.0%
Samsung Electronics Co. Ltd.	3	94
Colombia 0.0%
Grupo Aval Acciones y Valores S.A.	135	30
Total Preferred Stocks (cost $9,806)		7,623
SHORT TERM INVESTMENTS 4.7%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (f) (j)	45,063	45,063
Total Short Term Investments (cost $45,063)		45,063
Total Investments 99.3% (cost $1,087,170)		954,289
Other Derivative Instruments (0.0)%		(231)
Other Assets and Liabilities, Net 0.7%		7,108
Total Net Assets 100.0%		961,166

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $42,681 and 4.4% of the Fund.

(d) Perpetual security. Next contractual call date presented, if applicable.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Investment in affiliate.

(g) The security is a direct debt of the agency and not collateralized by mortgages.

(h) Treasury inflation indexed note, par amount is adjusted for inflation.

(i) Convertible security.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Templeton Global Bond Fund	47,589	654	—	653	—	(2,746)	45,497	4.7%

JNL/Franklin Templeton Growth Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Fosagro"	06/26/19	63	50	—
X5 Retail Group N.V.	06/26/19	172	132	—
		235	182	—

JNL/Franklin Templeton Growth Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	58	June 2020	2,320	22	124
S&P 500 Index	123	June 2020	15,192	(263)	612
				(241)	736
Short Contracts
United States 10 Year Note	(69)	June 2020	(9,487)	10	(83)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Income Fund
CORPORATE BONDS AND NOTES 34.5%
Health Care 14.0%
Allergan Funding SCS
3.80%, 03/15/25	7,500	7,722
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	2,200	2,229
5.88%, 05/15/23 (a)	1,677	1,656
7.00%, 03/15/24 (a)	3,400	3,486
6.13%, 04/15/25 (a)	4,700	4,658
5.50%, 11/01/25 (a)	3,500	3,539
9.00%, 12/15/25 (a)	2,500	2,634
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	3,500	3,848
4.25%, 10/26/49 (a)	1,900	2,403
Cigna Holding Company
3.75%, 07/15/23	6,646	6,853
Community Health Systems, Inc.
6.63%, 02/15/25 (a)	33,000	30,941
8.00%, 03/15/26 (a)	55,500	52,771
CVS Health Corporation
4.10%, 03/25/25	2,100	2,210
4.30%, 03/25/28	3,500	3,719
5.05%, 03/25/48	1,600	1,806
DaVita Inc.
5.13%, 07/15/24	6,500	6,456
5.00%, 05/01/25	2,000	1,998
Endo Finance Co.
6.00%, 07/15/23 (a)	4,000	2,948
HCA Inc.
5.88%, 05/01/23	7,500	7,817
Mallinckrodt International Finance S.A.
5.75%, 08/01/22 (a)	11,700	5,845
5.63%, 10/15/23 (a)	3,400	841
Mylan N.V.
3.95%, 06/15/26	2,700	2,740
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	6,000	5,967
Tenet Healthcare Corporation
8.13%, 04/01/22	12,500	11,808
6.75%, 06/15/23	20,000	18,474
5.13%, 05/01/25 (b)	1,200	1,146
6.25%, 02/01/27 (a) (b)	15,000	14,623
		211,138
Communication Services 6.3%
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	2,500	1,041
AT&T Inc.
4.13%, 02/17/26	5,000	5,327
CCO Holdings, LLC
5.50%, 05/01/26 (a)	1,800	1,825
5.13%, 05/01/27 (a)	3,300	3,319
DISH DBS Corporation
5.88%, 07/15/22	9,500	9,335
5.00%, 03/15/23	11,000	10,542
Netflix, Inc.
4.38%, 11/15/26 (b)	5,000	5,081
4.88%, 04/15/28	4,000	4,071
Sprint Communications, Inc.
7.00%, 08/15/20	5,000	5,025
11.50%, 11/15/21	7,500	8,280
6.00%, 11/15/22	4,200	4,363
Sprint Corporation
7.13%, 06/15/24	5,500	6,029
7.63%, 03/01/26	9,200	10,417
Sprint Spectrum Co LLC
5.15%, 03/20/28 (a)	6,500	6,923
Univision Communications Inc.
5.13%, 05/15/23 (a)	15,000	13,138
		94,716
Financials 5.3%
Bank of America Corporation
5.20%, (callable at 100 beginning 06/01/23) (c)	2,100	2,002
6.10%, (callable at 100 beginning 03/17/25) (c)	4,000	4,018
6.25%, (callable at 100 beginning 09/05/24) (c)	2,500	2,563
3.42%, 12/20/28	7,500	7,738
Capital One Financial Corporation
4.20%, 10/29/25	7,500	7,383
Cemex Finance LLC
6.00%, 04/01/24 (a)	1,938	1,695
Citigroup Inc.
5.95%, (callable at 100 beginning 08/15/20) (c)	8,000	7,083
4.13%, 07/25/28	7,500	7,616
HSBC Holdings PLC
4.29%, 09/12/26 (d)	8,000	8,365
JPMorgan Chase & Co.
5.15%, (callable at 100 beginning 05/01/23) (c)	2,000	1,900
5.23%, (3M USD LIBOR + 3.32%), (callable at 100 beginning 07/01/20) (c) (e)	1,900	1,694
5.24%, (3M USD LIBOR + 3.47%), (callable at 100 beginning 07/30/20) (c) (e)	2,833	2,530
Morgan Stanley
5.55%, (callable at 100 beginning 07/15/20) (c)	2,500	2,182
Prudential Financial, Inc.
5.70%, 09/15/48	9,717	8,551
Syngenta Finance N.V.
4.44%, 04/24/23 (a)	4,550	4,152
The Goldman Sachs Group, Inc.
3.27%, 09/29/25	6,500	6,598
Wells Fargo & Company
5.90%, (callable at 100 beginning 06/15/24) (c)	3,900	3,779
		79,849
Consumer Discretionary 2.3%
24 Hour Holdings III LLC
8.00%, 06/01/22 (a)	6,100	244
Ford Motor Company
4.35%, 12/08/26 (b)	7,500	5,811
General Motors Company
5.15%, 04/01/38	7,000	5,095
New Golden Nugget Inc.
6.75%, 10/15/24 (a)	1,000	629
Shea Homes Limited Partnership, A California Limited Partnership
5.88%, 04/01/23 (a)	6,000	6,088
6.13%, 04/01/25 (a)	6,000	5,970
Wynn Las Vegas, LLC
5.50%, 03/01/25 (a)	9,500	8,843
5.25%, 05/15/27 (a)	2,000	1,809
		34,489
Energy 2.2%
Calumet Specialty Products Partners, L.P.
7.63%, 01/15/22 (b)	3,000	2,324
11.00%, 04/15/25 (a) (b)	11,000	7,931
Chesapeake Energy Corporation
11.50%, 01/01/25 (a)	27,500	4,402
CNX Resources Corporation
7.25%, 03/14/27 (a) (b)	1,500	1,057
El Paso LLC
7.75%, 01/15/32	1,000	1,151
Highpoint Operating Corporation
7.00%, 10/15/22	8,000	4,166
8.75%, 06/15/25	7,500	3,750
Kinder Morgan, Inc.
5.63%, 11/15/23 (a)	3,000	3,130
Weatherford International Ltd.
11.00%, 12/01/24 (a) (b)	9,359	5,621
		33,532
Consumer Staples 1.5%
BAT Capital Corp.
3.22%, 08/15/24	2,500	2,506
3.56%, 08/15/27	10,000	9,552
Kraft Heinz Foods Company
4.63%, 01/30/29	5,000	5,037
Post Holdings, Inc.
5.00%, 08/15/26 (a)	4,500	4,629
5.63%, 01/15/28 (a)	1,500	1,526
		23,250

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Industrials 1.1%
Ashtead Capital, Inc.
4.25%, 11/01/29 (a)	3,000	2,725
United Rentals (North America), Inc.
4.88%, 01/15/28	6,000	5,859
United Technologies Corporation
3.95%, 08/16/25	7,000	7,600
		16,184
Materials 0.9%
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (a) (b)	4,400	4,368
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a) (b)	11,000	8,484
		12,852
Real Estate 0.6%
Equinix, Inc.
5.38%, 05/15/27	3,500	3,516
Iron Mountain Incorporated
5.75%, 08/15/24 (b)	5,500	5,485
		9,001
Information Technology 0.3%
Commscope, Inc.
5.50%, 06/15/24 (a)	5,000	4,618
Total Corporate Bonds And Notes (cost $589,974)		519,629
COMMON STOCKS 32.4%
Health Care 6.2%
AstraZeneca PLC	170	15,299
Bayer AG	187	10,809
Bristol-Myers Squibb Company	340	18,952
CVS Health Corporation	200	11,866
Johnson & Johnson	100	13,113
Merck & Co., Inc.	140	10,772
Pfizer Inc.	400	13,056
		93,867
Utilities 6.0%
Dominion Energy, Inc.	350	25,266
Duke Energy Corporation	201	16,289
Sempra Energy	124	13,954
The Southern Company	650	35,191
		90,700
Financials 4.6%
Bank of America Corporation	430	9,129
Barclays PLC	5,500	6,346
JPMorgan Chase & Co.	250	22,507
MetLife, Inc.	200	6,114
Morgan Stanley	110	3,740
Truist Financial Corporation	190	5,860
Wells Fargo & Company	555	15,928
		69,624
Energy 3.7%
BP P.L.C. - ADR (b)	300	7,317
Chevron Corporation	175	12,680
Exxon Mobil Corporation	320	12,150
Halliburton Company	350	2,395
Royal Dutch Shell PLC - Class A - ADR (b)	325	11,339
Schlumberger Ltd.	225	3,035
The Williams Companies, Inc.	357	5,049
Weatherford International Public Limited Company (b) (f)	300	1,785
		55,750
Communication Services 2.9%
Alphabet Inc. - Class A (f)	7	8,134
BCE Inc.	180	7,377
Comcast Corporation - Class A	250	8,595
Verizon Communications Inc.	355	19,074
		43,180
Consumer Staples 2.9%
PepsiCo, Inc.	117	14,040
Philip Morris International Inc.	100	7,296
Procter & Gamble Co.	115	12,650
The Coca-Cola Company	200	8,850
		42,836
Materials 1.9%
BASF SE	225	10,709
Rio Tinto Plc - ADR (b)	380	17,322
		28,031
Industrials 1.7%
Cummins Inc.	40	5,413
Honeywell International Inc.	100	13,379
United Parcel Service Inc. - Class B	75	7,006
		25,798
Information Technology 1.1%
Cisco Systems, Inc.	100	3,931
Intel Corporation (g)	170	9,185
Oracle Corporation	15	744
Texas Instruments Incorporated	30	2,998
		16,858
Consumer Discretionary 1.0%
General Motors Company	350	7,273
Target Corporation	86	7,950
		15,223
Real Estate 0.4%
Host Hotels & Resorts, Inc.	600	6,624
Total Common Stocks (cost $569,166)		488,491
GOVERNMENT AND AGENCY OBLIGATIONS 14.7%
U.S. Treasury Note 9.7%
Treasury, United States Department of
2.50%, 05/31/20 - 06/30/20	60,000	60,243
2.00%, 11/30/22	20,000	20,891
2.75%, 04/30/23 - 05/31/23	40,000	42,997
2.88%, 05/31/25	20,000	22,481
		146,612
Mortgage-Backed Securities 5.0%
Federal Home Loan Mortgage Corporation
4.00%, 05/01/49 - 10/01/49	3,166	3,396
Federal National Mortgage Association, Inc.
4.00%, 10/01/47 - 02/01/50	13,629	14,584
Government National Mortgage Association
3.50%, 09/20/49 - 01/20/50	35,901	37,949
4.00%, 09/20/49 - 01/20/50	17,679	18,837
		74,766
Total Government And Agency Obligations (cost $213,656)		221,378
EQUITY LINKED STRUCTURED NOTES 9.2%
Bank of America Corporation
(Wells Fargo & Company) (e)	280	8,231
Barclays Bank PLC
(Bank of America Corporation)	450	9,966
Credit Suisse AG
(International Business Machines Corporation)	60	6,848
(Analog Devices, Inc.)	120	10,750
JPMorgan Chase Bank, National Association
(Apple Inc.)	160	34,601
(Target Corporation)	35	3,213
Royal Bank of Canada
(Intel Corporation) (d)	425	21,131
(The Home Depot, Inc.) (a)	60	11,380
UBS AG
(CVS Health Corporation)	150	8,565
(Texas Instruments Incorporated)	150	15,184
(MetLife, Inc.)	290	9,139
Total Equity Linked Structured Notes (cost $160,031)		139,008
PREFERRED STOCKS 1.2%
Information Technology 0.8%
Broadcom Inc., 8.00%, 09/30/22 (b) (d)	13	11,679
Financials 0.4%
Federal National Mortgage Association, Inc., 0.00%, (callable at 105,000 beginning 05/04/20) (c) (d) (f) (h)	—	900

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JPMorgan Chase & Co., 6.00%, (callable at 25 beginning 03/01/24) (c)	200	5,230
		6,130
Total Preferred Stocks (cost $21,600)		17,809
SENIOR LOAN INTERESTS 0.6%
Consumer Discretionary 0.4%
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.10%, (3M LIBOR + 3.50%), 05/30/25 (e)	5,895	1,218
Belk Inc
Term Loan, 7.75%, (3M LIBOR + 6.75%), 07/31/25 (e)	9,255	5,109
		6,327
Energy 0.2%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.00%, (1M LIBOR + 8.00%), 06/09/24 (e)	8,000	3,080
Total Senior Loan Interests (cost $20,872)		9,407
OTHER EQUITY INTERESTS 0.0%
General Motors Company (f) (i) (j)	100	1
Total Other Equity Interests (cost $0)		1
SHORT TERM INVESTMENTS 9.2%
Investment Companies 7.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (k) (l)	109,136	109,136
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (k) (l)	28,721	28,721
Total Short Term Investments (cost $137,857)		137,857
Total Investments 101.8% (cost $1,713,156)		1,533,580
Other Derivative Instruments (0.0)%		(209)
Other Assets and Liabilities, Net (1.8)%		(26,957)
Total Net Assets 100.0%		1,506,414

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $252,895 and 16.8% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Convertible security.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Non-income producing security.

(g) All or a portion of the security is subject to a written call option.

(h) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Franklin Templeton Income Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Intel Corporation	Call	60.00	06/19/20	1,000	(209)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton International Small Cap Fund
COMMON STOCKS 96.7%
Japan 13.8%
Anicom Holdings, Inc. (a)	89	2,962
Asahi Corporation	72	753
Asics Corp.	215	1,984
BML Inc.	265	7,128
Bunka Shutter Co. Ltd.	132	959
Daibiru Corp.	199	1,638
Dowa Holdings Co. Ltd.	69	1,797
En-Japan Inc.	54	1,003
Fuji Oil Holdings Inc.	132	3,158
Gulliver International Co. Ltd.	430	1,558
Hoshino Resorts REIT, Inc.	—	1,004
Hosokawa Micron Corporation (a)	28	1,240
Idec Corp.	124	1,558
Kobayashi Pharmaceutical Co. Ltd.	24	2,209
Meitec Corp.	74	2,924
Morita Holdings Corp.	87	1,333
Nichiha Corporation	123	2,335
Nihon Parkerizing Co. Ltd.	134	1,395
Nissei ASB Machine Co., Ltd.	52	1,511
Qol Holdings Co., Ltd.	187	2,259
Seria Co., Ltd.	43	1,252
Square Enix Holdings Co. Ltd.	50	2,247
Tadano Ltd. (a)	127	903
Taiyo Holdings Co., Ltd. (a)	24	914
TechnoPro Holdings, Inc.	46	2,137
Tsumura & Co.	119	3,042
Zojirushi Corp. (a)	104	1,428
		52,631
United Kingdom 10.9%
Bellway P L C	22	581
Biffa PLC	2,648	5,897
Clarkson PLC	334	9,558
Coats Group PLC	1,077	568
Devro PLC	1,418	2,794
Foxtons Group PLC (b)	3,076	1,558
Greggs PLC	92	1,843
Headlam Group PLC	1,960	7,536
Hyve Group PLC	5,415	1,322
John Wood Group PLC	2,792	5,374
Man Group PLC	1,503	2,325
Oxford Instruments PLC	92	1,449
Vistry Group PLC	60	428
Watches of Switzerland Group PLC (b)	292	672
		41,905
Sweden 7.0%
Cloetta AB - Class B	3,959	9,312
Dometic Group AB (publ) (a)	304	1,337
Dustin Group AB	1,200	5,665
Granges AB (a)	279	1,376
Hexpol AB	419	2,493
Loomis AB	181	3,640
Thule Group AB	164	2,843
		26,666
Bermuda 6.9%
Arch Capital Group Ltd. (b)	273	7,776
AXIS Capital Holdings Limited	28	1,083
Liberty Latin America Ltd. - Class A (b)	620	6,518
Liberty Latin America Ltd. - Class C (b)	379	3,892
RenaissanceRe Holdings Ltd	47	7,048
		26,317
Canada 6.6%
Canaccord Genuity Group Inc. (a)	466	1,432
Canada Goose Holdings Inc. (a) (b)	25	503
Canadian Western Bank (a)	129	1,774
Computer Modelling Group Ltd.	449	1,221
Fairfax Financial Holdings Ltd.	28	8,514
Fairfax India Holdings Corporation (b) (c)	1,287	8,429
K-Bro Linen Inc. (a)	102	2,040
The North West Company Inc. (a)	77	1,224
		25,137
Spain 5.8%
Construcciones Y Auxiliar De Ferrocarriles, S.A (a)	43	1,337
Lar Espana Real Estate Socimi, S.A.	981	4,361
Prosegur Cash, S.A.	6,146	5,886
Zardoya Otis SA	1,572	10,608
		22,192
Hong Kong 4.7%
Goodbaby International Holdings Limited (b)	6,287	686
Greatview Aseptic Packaging Company Limited	2,073	649
Hang Lung Group Ltd.	4,086	8,569
Johnson Electric Holdings Limited	482	760
Techtronic Industries Company Limited	432	2,784
Value Partners Group Limited (a)	2,858	1,216
VTech Holdings Ltd.	234	1,689
Xtep International Holdings Limited	5,204	1,698
		18,051
China 4.4%
Beijing Hollysys Co.,Ltd.	130	1,673
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (b)	181	8,838
Shanghai Haohai Biological Technology Co., Ltd. - Class H	208	784
Travelsky Technology Ltd. - Class H	2,738	4,817
Xiabuxiabu Catering Management (China) Holdings Co., Ltd.	1,074	818
		16,930
France 4.2%
Beneteau SA	114	767
Elior Group (a)	259	1,712
Elis SA	541	5,118
Maisons Du Monde	52	413
Nexans	37	1,082
SEB SA	47	5,858
Solutions 30 SE (a) (b)	132	1,006
		15,956
Germany 4.0%
Brenntag AG	159	5,918
CTS Eventim AG & Co. KGaA	15	694
Gerresheimer AG	48	3,058
JENOPTIK Aktiengesellschaft	76	1,238
Rational AG	5	2,626
Stabilus S.A.	48	1,714
		15,248
Netherlands 3.5%
Aalberts N.V.	27	633
Accell Group N.V. (a)	55	756
Arcadis NV	92	1,451
Flow Traders N.V.	94	2,837
IMCD B.V.	68	4,770
Intertrust N.V.	174	2,188
PostNL NV	659	830
		13,465
South Korea 3.1%
BNK Financial Group Inc.	245	890
DGB Financial Group	352	1,315
Orion Incorporation	101	9,546
		11,751
Taiwan 2.8%
Chicony Electronics Co. Ltd.	951	2,386
Giant Manufacturing Co. Ltd.	395	1,756
King Yuan Electronics Co. Ltd.	2,302	2,302
Merida Industry Co. Ltd.	366	1,336
Nien Made Enterprise Co., LTD.	105	628
Quang Viet Enterprise Co., Ltd.	220	838
Tripod Technology Corp.	519	1,633
		10,879
Ireland 2.3%
Total Produce Public Limited Company (a)	9,448	8,869

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Belgium 2.1%
Barco NV	16	2,455
Kinepolis Group	4	153
Ontex Group	63	1,102
Shurgard Self Storage Europe	146	4,318
		8,028
Italy 2.0%
Brunello Cucinelli S.p.A. (a)	28	846
Interpump Group SpA	109	2,646
Marr S.p.A (a)	53	752
Sanlorenzo S.P.A. (b)	132	1,471
Technogym S.p.A.	319	2,094
		7,809
Switzerland 2.0%
Bucher Industries AG (a)	10	2,696
Landis+Gyr Group AG (a)	17	1,149
Logitech International S.A.	49	2,086
Tecan Group AG	5	1,585
		7,516
Singapore 1.9%
Haw Par Corp. Ltd.	628	4,524
Straits Trading Co. Ltd.	2,687	2,925
		7,449
Denmark 1.8%
Matas A/S	111	699
Scandinavian Tobacco Group A/S (a)	620	6,252
		6,951
Australia 1.2%
Hansen Technologies Limited	2,587	4,568
Brazil 1.2%
Camil Alimentos S.A.	1,279	1,886
Grendene S.A.	670	948
M. Dias Branco S.A. Industria e Comercio de Alimentos	293	1,646
		4,480
Finland 1.0%
Fiskars Oyj Abp	40	423
Huhtamaki Oyj - Class I	86	2,750
Outotec Oyj	149	556
		3,729
India 0.9%
DCB Bank Limited	464	577
IIFL Wealth Management Limited	225	2,977
		3,554
Greece 0.7%
Jumbo S.A.	35	475
Silverado C & D, A California Limited Partnership (b)	1,398	2,069
		2,544
Luxembourg 0.6%
Grand City Properties S.A.	109	2,305
United States of America 0.6%
Livent Corporation (a) (b)	208	1,095
OneSpaWorld Holdings Limited (a)	290	1,177
		2,272
Thailand 0.3%
Hana Microelectronics Public Company Limited	1,113	776
Hana Microelectronics Public Company Limited	313	218
		994
New Zealand 0.2%
Mainfreight Limited	46	949
Indonesia 0.2%
PT XL Axiata Tbk. (b)	6,282	769
Total Common Stocks (cost $516,889)		369,914
PREFERRED STOCKS 0.3%
Brazil 0.3%
Alpargatas S.A.	264	1,194
Total Preferred Stocks (cost $564)		1,194
WARRANTS 0.0%
United States of America 0.0%
OneSpaWorld Holdings Limited (b)	60	40
Total Warrants (cost $0)		40
SHORT TERM INVESTMENTS 3.9%
Investment Companies 2.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	9,427	9,427
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	5,563	5,563
Total Short Term Investments (cost $14,990)		14,990
Total Investments 100.9% (cost $532,443)		386,138
Other Assets and Liabilities, Net (0.9)%		(3,413)
Total Net Assets 100.0%		382,725

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $8,429 and 2.2% of the Fund.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Franklin Templeton Mutual Shares Fund
COMMON STOCKS 92.7%
Health Care 18.7%
Anthem, Inc.	23	5,216
CVS Health Corporation	152	9,036
Elanco Animal Health (a)	33	733
Eli Lilly & Co.	81	11,260
GlaxoSmithKline PLC	528	9,959
Medtronic Public Limited Company	179	16,145
Merck & Co., Inc.	164	12,594
Novartis AG - ADR	118	9,705
Perrigo Company Public Limited Company (b)	94	4,535
		79,183
Financials 18.6%
Alleghany Corporation	18	9,785
American International Group, Inc.	272	6,602
Berkshire Hathaway Inc. - Class B (a)	2	327
Cadence Bancorporation - Class A	18	120
Capital One Financial Corporation	102	5,127
CIT Group Inc.	5	91
Citigroup Inc.	180	7,578
Citizens Financial Group Inc.	256	4,809
Credit Suisse Group AG (b)	455	3,743
Everest Re Group, Ltd.	26	5,022
JPMorgan Chase & Co.	96	8,680
MetLife, Inc.	133	4,064
Synovus Financial Corp.	166	2,919
The Hartford Financial Services Group, Inc.	188	6,621
Voya Financial, Inc.	160	6,479
Wayne Services Legacy Inc. (a) (c)	—	—
Wells Fargo & Company	232	6,651
		78,618
Information Technology 12.1%
Avaya Holdings Corp. (a) (b)	—	—
Cisco Systems, Inc.	116	4,555
Cognizant Technology Solutions Corp. - Class A	167	7,762
Corning Incorporated	229	4,712
Hewlett Packard Enterprise Company	423	4,104
NortonLifelock Inc.	353	6,604
Oracle Corporation	184	8,881
Samsung Electronics Co. Ltd.	254	9,886
Western Digital Corporation	112	4,659
		51,163
Consumer Staples 11.6%
Altria Group, Inc.	118	4,581
Archer-Daniels-Midland Company	141	4,945
British American Tobacco P.L.C. - ADR	60	2,055
British American Tobacco P.L.C.	215	7,332
ConAgra Brands Inc.	114	3,332
Energizer Holdings, Inc. (b)	85	2,562
Heineken NV	4	297
Kraft Heinz Foods Company	353	8,727
The Kroger Co. (b)	311	9,375
Walgreens Boots Alliance, Inc.	124	5,660
		48,866
Communication Services 9.9%
Charter Communications, Inc. - Class A (a) (b)	32	13,867
Comcast Corporation - Class A	257	8,840
Discovery, Inc. - Class C (a)	241	4,220
Dish Network Corporation - Class A (a)	39	777
iHeartMedia, Inc. (a) (d)	1	5
Koninklijke KPN N.V.	550	1,309
Vodafone Group Public Limited Company	1,590	2,210
Walt Disney Co.	108	10,484
		41,712
Industrials 7.1%
BAE Systems PLC	858	5,542
CNH Industrial N.V.	484	2,789
General Electric Company	687	5,453
Huntington Ingalls Industries Inc.	30	5,400
Johnson Controls International Public Limited Company	186	5,018
Sensata Technologies Holding PLC (a)	205	5,943
		30,145
Energy 6.9%
Baker Hughes, a GE Company, LLC - Class A	131	1,373
BP P.L.C.	1,465	6,121
Kinder Morgan, Inc.	583	8,115
Marathon Oil Corporation	528	1,738
Plains GP Holdings, L.P. - Class A (a) (b)	186	1,043
Royal Dutch Shell PLC - Class A (b)	58	1,028
Royal Dutch Shell PLC - Class A	156	2,722
Schlumberger Ltd.	190	2,558
The Williams Companies, Inc.	320	4,525
		29,223
Consumer Discretionary 4.9%
General Motors Company	223	4,630
Lennar Corporation - Class A	122	4,648
Newell Brands Inc.	497	6,600
PVH Corp.	73	2,759
Toll Brothers Inc.	46	890
TRU Kids Parent LLC (a) (c)	—	1,262
		20,789
Materials 1.8%
International Paper Company	188	5,859
Westrock Company, Inc.	54	1,530
		7,389
Real Estate 1.1%
Alexander's, Inc.	4	1,218
Vornado Realty Trust	100	3,613
		4,831
Total Common Stocks (cost $481,615)		391,919
OTHER EQUITY INTERESTS 0.0%
Texas Competitive Electric Holdings Company LLC (a) (e) (f)	11,682	13
Tribune Media Company (a) (c) (e)	67	—
Walter Energy Inc. (a) (c) (e)	1,503	—
Total Other Equity Interests (cost $0)		13
SENIOR LOAN INTERESTS 0.0%
Financials 0.0%
Veritas Bermuda Ltd.
Term Loan, 6.10%, (3M LIBOR + 4.50%), 01/27/23 (g)	13	11
Total Senior Loan Interests (cost $10)		11
SHORT TERM INVESTMENTS 8.8%
Investment Companies 7.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (h) (i)	30,633	30,633
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (h) (i)	5,114	5,114
U.S. Treasury Bill 0.4%
Treasury, United States Department of
0.74%, 04/07/20 (j)	1,500	1,500
Total Short Term Investments (cost $37,247)		37,247
Total Investments 101.5% (cost $518,872)		429,190
Other Derivative Instruments 0.2%		666
Other Assets and Liabilities, Net (1.7)%		(7,006)
Total Net Assets 100.0%		422,850

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(e) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $13 and 0.0% of the Fund.

(g) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(j) The coupon rate represents the yield to maturity.

JNL/Franklin Templeton Mutual Shares Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	HSB	04/14/20	CHF	1,098	1,141	(23)
CHF/USD	HSB	04/14/20	CHF	12	13	—
EUR/USD	HSB	04/02/20	EUR	119	131	3
EUR/USD	BOA	04/07/20	EUR	65	72	2
EUR/USD	HSB	04/07/20	EUR	203	224	3
GBP/USD	BOA	04/17/20	GBP	314	391	24
GBP/USD	HSB	04/17/20	GBP	417	520	8
KRW/USD	HSB	04/17/20	KRW	1,314,188	1,080	(14)
KRW/USD	HSB	04/17/20	KRW	1,997,363	1,641	46
USD/CHF	HSB	04/14/20	CHF	(558)	(580)	(5)
USD/CHF	HSB	04/14/20	CHF	(4,060)	(4,216)	163
USD/EUR	BOA	04/07/20	EUR	(2,210)	(2,435)	37
USD/EUR	HSB	04/07/20	EUR	(2,292)	(2,525)	38
USD/GBP	BOA	04/17/20	GBP	(228)	(283)	(8)
USD/GBP	HSB	04/17/20	GBP	(9,559)	(11,894)	30
USD/KRW	HSB	04/17/20	KRW	(831,386)	(684)	(11)
USD/KRW	HSB	04/17/20	KRW	(14,239,790)	(11,703)	373
					(29,107)	666

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Goldman Sachs Emerging Markets Debt Fund
GOVERNMENT AND AGENCY OBLIGATIONS 50.6%
Thailand 8.3%
Thailand, Kingdom of
1.88%, 06/17/22, THB	44,260	1,378
3.63%, 06/16/23, THB	12,530	414
2.40%, 12/17/23, THB	91,920	2,943
1.45%, 12/17/24, THB	16,510	512
3.85%, 12/12/25, THB	26,500	925
3.58%, 12/17/27, THB	27,180	961
1.25%, 03/12/28, THB (a) (b)	84,876	2,510
2.88%, 12/17/28, THB	16,090	547
3.65%, 06/20/31, THB	22,150	810
3.78%, 06/25/32, THB	132,340	4,966
1.60%, 06/17/35, THB	230	7
3.40%, 06/17/36, THB	19,170	704
3.30%, 06/17/38, THB	38,630	1,422
		18,099
Russian Federation 5.4%
Ministry of Finance of the Russian Federation
7.95%, 10/07/26, RUB	148,260	2,026
6.90%, 05/23/29, RUB	1,200	16
7.65%, 04/10/30, RUB	203,290	2,777
8.50%, 09/17/31, RUB	210,680	3,069
7.25%, 05/10/34, RUB	136,140	1,812
7.70%, 03/16/39, RUB	152,410	2,115
		11,815
South Africa 5.1%
South Africa, Parliament of
10.50%, 12/21/26, ZAR	21,610	1,250
7.00%, 02/28/31, ZAR	17,420	723
8.25%, 03/31/32, ZAR	7,637	342
8.88%, 02/28/35, ZAR	40,700	1,845
8.50%, 01/31/37, ZAR	103,945	4,460
9.00%, 01/31/40, ZAR	56,046	2,489
6.50%, 02/28/41, ZAR	20	1
8.75%, 01/31/44, ZAR	1,353	58
		11,168
Poland 4.6%
Urzad Rady Ministrow
2.75%, 04/25/28, PLN	38,850	10,097
Mexico 4.5%
Gobierno Federal de los Estados Unidos Mexicanos
8.00%, 09/05/24 - 11/07/47, MXN	49,676	2,181
7.50%, 06/03/27, MXN	59,784	2,583
8.50%, 05/31/29 - 11/18/38, MXN	30,026	1,352
7.75%, 05/29/31, MXN	22,351	971
7.75%, 11/23/34, MXN	6,142	265
10.00%, 12/05/24 - 11/20/36, MXN	50,184	2,530
		9,882
Chile 4.2%
Gobierno de la Republica de Chile
5.50%, 08/05/20, CLP	751,000	888
4.50%, 02/28/21 - 03/01/26, CLP	3,380,000	4,187
3.00%, 03/01/22, CLP (a)	486,157	614
4.00%, 03/01/23, CLP	1,435,000	1,789
5.00%, 03/01/35, CLP	1,320,000	1,719
		9,197
Peru 3.4%
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (b)	1,249	463
6.35%, 08/12/28, PEN (c)	2,662	846
5.94%, 02/12/29, PEN	3,720	1,171
6.95%, 08/12/31, PEN (b)	398	137
6.15%, 08/12/32, PEN	4,745	1,513
5.40%, 08/12/34, PEN	3,950	1,164
6.90%, 08/12/37, PEN (b)	585	201
5.35%, 08/12/40, PEN	1,725	483
6.85%, 02/12/42, PEN (b)	3,900	1,328
6.71%, 02/12/55, PEN (b)	403	138
		7,444
Turkey 2.9%
Turkiye Cumhuriyeti Basbakanlik
11.00%, 03/02/22 - 02/24/27, TRY	15,810	2,245
10.70%, 08/17/22, TRY	6,740	988
12.20%, 01/18/23, TRY	9,920	1,498
16.20%, 06/14/23, TRY	2,370	391
8.80%, 09/27/23, TRY	6,260	846
10.60%, 02/11/26, TRY	2,790	386
		6,354
Hungary 2.7%
Koztarsasagi Elnoki Hivatal
3.00%, 06/26/24, HUF	896,050	2,900
5.50%, 06/24/25, HUF	610,020	2,205
2.75%, 12/22/26, HUF	40,410	129
3.00%, 10/27/27 - 08/21/30, HUF	235,560	746
		5,980
Czech Republic 2.6%
Urad Vlady CR
1.00%, 06/26/26, CZK	18,150	720
0.25%, 02/10/27, CZK	55,660	2,088
2.50%, 08/25/28, CZK	19,820	873
0.95%, 05/15/30, CZK	37,050	1,423
4.20%, 12/04/36, CZK	12,140	673
		5,777
Brazil 1.8%
Presidencia Da Republica Federativa Do Brasil
10.00%, 01/01/25 - 01/01/29, BRL	14,555	3,180
6.00%, 08/15/40, BRL (d)	1,039	805
		3,985
Colombia 1.7%
Presidencia de la Republica de Colombia
7.75%, 04/14/21, COP	1,138,000	288
4.38%, 03/21/23, COP	1,858,000	432
6.25%, 11/26/25, COP	3,535,200	864
7.50%, 08/26/26, COP	2,898,600	744
3.30%, 03/17/27, COP (a)	538,936	134
6.00%, 04/28/28, COP	5,229,800	1,210
		3,672
Dominican Republic 1.3%
Banco Central de la Republica Dominicana
11.00%, 09/15/23, DOP	2,190	37
Presidencia de la Republica Dominicana
8.90%, 02/15/23, DOP (c)	10,850	188
10.50%, 04/07/23, DOP (b)	2,700	48
11.50%, 05/10/24, DOP (b)	22,700	407
9.75%, 06/05/26, DOP (c)	64,900	1,114
18.50%, 02/04/28, DOP (c)	4,900	116
11.38%, 07/06/29, DOP (b)	3,000	51
12.00%, 03/05/32, DOP (b)	58,600	1,017
		2,978
Indonesia 0.5%
The Republic of Indonesia, The Government of
6.13%, 05/15/28, IDR	3,000	—
9.00%, 03/15/29, IDR	6,572,000	421
7.00%, 05/15/27 - 09/15/30, IDR	9,959,000	577
8.75%, 05/15/31, IDR	560,000	35
		1,033
Ukraine 0.3%
Cabinet of Ministers of Ukraine
7.75%, 09/01/22 - 09/01/23 (b)	510	480
4.38%, 01/27/30, EUR (c)	260	229
		709
Egypt 0.3%
The Arab Republic of Egypt
4.55%, 11/20/23 (c)	530	475
6.59%, 02/21/28 (b)	210	177
		652

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Israel 0.3%
Ministry of Defence State of Israel
3.88%, 07/03/50	400	400
4.50%, 04/03/20	200	200
		600
Uruguay 0.2%
Banco de la Republica Oriental del Uruguay
4.38%, 12/15/28, UYU (a)	11,430	266
El Gobierno De La Republica Oriental Del Uruguay
8.50%, 03/15/28, UYU (c)	9,550	177
		443
Venezuela 0.2%
Petroleos de Venezuela, S.A.
0.00%, 10/28/22 (b) (e) (f) (g)	10,060	382
Romania 0.1%
Ministerul Finantelor Publice
2.00%, 01/28/32, EUR (c)	270	267
Burundi 0.1%
Eastern & Southern African Trade and Development Bank
5.38%, 03/14/22 (b)	200	197
Philippines 0.1%
The Philippines, Government of
3.90%, 11/26/22, PHP	10,000	195
Argentina 0.0%
Presidencia De La Nacion
6.88%, 01/11/48	40	10
Total Government And Agency Obligations (cost $134,388)		110,936
CORPORATE BONDS AND NOTES 28.9%
Peru 4.1%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (c)	940	1,147
Banco de Credito del Peru
4.85%, 10/30/20, PEN (c)	740	218
4.65%, 09/17/24, PEN (c)	13,200	3,885
Consorcio Transmantaro S.A.
4.70%, 04/16/34 (c)	490	463
Corporacion Lindley S.A.
6.75%, 11/23/21 (b)	1,756	1,741
Hunt Oil USA, Inc.
6.38%, 06/01/28 (c)	340	218
Inretail Pharma S.A
5.38%, 05/02/23 (c)	710	675
Peru Enhanced Pass-Through Finance Limited
0.00%, 06/02/25 (b) (h)	742	677
		9,024
Mexico 2.4%
Alpha Holding, S.A. de C.V
9.00%, 02/10/25 (c)	310	215
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte
6.75%, (callable at 100 beginning 09/27/24) (b) (i) (j)	400	305
6.75%, (callable at 100 beginning 09/27/24) (c) (j)	370	284
7.50%, (callable at 100 beginning 06/27/29) (c) (j)	230	173
BBVA Bancomer, S.A.
5.13%, 01/18/33 (c)	500	413
Becle, S.A. de C.V.
3.75%, 05/13/25 (c)	600	569
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (c) (i)	300	245
Fideicomiso F/80460
4.25%, 10/31/26 (b)	200	172
3.88%, 04/30/28 (c)	330	280
5.50%, 10/31/46 - 07/31/47 (b)	460	370
5.50%, 07/31/47 (c)	320	275
Fresnillo PLC
5.50%, 11/13/23 (b)	602	592
GRUMA, S.A.B. de C.V.
4.88%, 12/01/24 (c) (i)	910	872
Grupo Cementos de Chihuahua, S.A.B. de C.V.
5.25%, 06/23/24 (c)	300	289
Kimberly - Clark De Mexico S.A.B. De C.V.
3.25%, 03/12/25 (c)	100	97
Petroleos Mexicanos
4.50%, 01/23/26 (i)	30	22
6.88%, 08/04/26	140	107
6.49%, 01/23/27 (c)	70	52
5.35%, 02/12/28	10	7
		5,339
Turkey 2.1%
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi
3.38%, 11/01/22 (b)	1,140	1,022
Coca Cola Icecek A.S.
4.22%, 09/19/24 (b)	800	710
4.22%, 09/19/24 (c)	400	358
Global Liman Isletmeleri Anonim Sirketi
8.13%, 11/14/21 (b)	200	98
8.13%, 11/14/21 (c)	500	258
Mersin Uluslararasi Liman Isletmeciligi A.S.
5.38%, 11/15/24 (c) (i)	510	459
Turkiye Vakiflar Bankasi T.A.O.
8.13%, 03/28/24 (c)	310	297
5.25%, 02/05/25 (c)	260	219
Yapi ve Kredi Bankasi A.S.
13.88% (b) (j)	270	324
13.88%, (callable at 100 beginning 01/15/24) (c) (j) (k)	360	355
6.10%, 03/16/23 (b)	210	195
8.25%, 10/15/24 (b)	270	254
		4,549
Netherlands 1.9%
Bharti Airtel International (Netherlands) BV
5.13%, 03/11/23 (b)	260	256
5.35%, 05/20/24 (b)	200	194
IHS Netherlands Holdco B.V.
7.13%, 03/18/25 (c)	200	164
8.00%, 09/18/27 (c)	200	168
Metinvest B.V.
7.75%, 04/23/23 (b)	200	144
Mong Duong Finance Holdings B.V.
5.13%, 05/07/29 (c)	480	403
MV24 Capital B.V.
6.75%, 06/01/34 (c)	414	328
Petrobras Global Finance B.V.
5.09%, 01/15/30 (c)	810	737
Promigas SA ESP
3.75%, 10/16/29 (c) (i)	280	256
Prosus N.V.
3.68%, 01/21/30 (b)	200	178
3.68%, 01/21/30 (c)	480	413
Teva Pharmaceutical Finance Netherlands II B.V.
1.25%, 03/31/23, EUR (b)	130	126
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	73	70
7.13%, 01/31/25 (c)	720	712
		4,149
United Kingdom 1.7%
European Bank for Reconstruction and Development
16.95%, 04/03/20, UAH (b)	43,500	1,575
Gaz Finance PLC
3.25%, 02/25/30 (c)	2,150	1,999
Standard Chartered Bank
7.50%, 08/17/32, IDR (b)	1,946,000	111
		3,685
China 1.4%
21Vianet Group, Inc.
7.00%, 08/17/20 (b)	350	332
China Evergrande Group
8.25%, 03/23/22 (b)	220	180
4.25%, 02/14/23, HKD (b) (k)	2,000	203

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CNAC (HK) Finbridge Company Limited
3.38%, 06/19/24 (b)	400	399
Huarong Finance II Co., Ltd.
5.50%, 01/16/25 (b)	650	684
5.00%, 11/19/25 (b)	200	204
4.88%, 11/22/26 (b)	200	206
JD.com, Inc.
3.88%, 04/29/26	260	265
Kaisa Group Holdings Ltd.
8.50%, 06/30/22 (b)	200	164
Sunac China Holdings Limited
8.35%, 04/19/23 (b)	200	186
Yuzhou Properties Company Limited
7.70%, 02/20/25 (b)	200	165
Zhenro Properties Group Limited
8.00%, 11/16/20, CNY (b)	1,000	142
		3,130
Colombia 1.4%
Banco de Bogota S.A.
5.38%, 02/19/23 (b) (i)	400	391
6.25%, 05/12/26 (b)	200	189
6.25%, 05/12/26 (c)	850	816
Empresas Publicas de Medellin E.S.P.
4.25%, 07/18/29 (c)	550	464
Geopark Limited
5.50%, 01/17/27 (c)	200	101
Grupo Aval Acciones y Valores S.A.
4.75%, 09/26/22 (b)	420	401
4.38%, 02/04/30 (c)	200	162
Transportadora de Gas Internacional S.A. E.S.P.
5.55%, 11/01/28 (c)	610	579
		3,103
India 1.3%
Adani Electricity Mumbai Limited
3.95%, 02/12/30 (c) (i)	200	166
Adani Green Energy Limited
6.25%, 12/10/24 (b) (i)	200	180
Adani Transmission Limited
4.00%, 08/03/26 (b)	600	534
Delhi International Airport Private Limited
6.13%, 10/31/26 (b)	200	164
Glenmark Pharmaceuticals Limited
2.00%, 06/28/22 (b) (k)	250	282
GMR Hyderabad International Airport Limited
5.38%, 04/10/24 (b)	200	169
Greenko Investment Company
4.88%, 08/16/23 (b)	320	270
4.88%, 08/16/23 (c)	200	166
Muthoot Finance Limited
4.40%, 09/02/23 (c) (i)	200	156
Neerg Energy Ltd
6.00%, 02/13/22 (c)	200	167
Network I2I Limited
5.65%, (callable at 100 beginning 01/15/25) (c) (j)	200	157
Reliance Industries Limited
3.67%, 11/30/27 (c)	410	383
		2,794
Brazil 1.1%
Banco do Brasil S.A
6.25%, (callable at 100 beginning 04/15/24) (b) (j)	1,740	1,357
Embraer Netherlands Finance B.V.
5.40%, 02/01/27	20	18
Itau Unibanco Holding S.A.
4.63%, (callable at 100 beginning 02/27/25) (c) (j)	560	465
Petrobras Global Finance B.V.
6.00%, 01/27/28	160	154
Rede D'or Sao Luiz S.A.
4.50%, 01/22/30 (c)	440	381
Samarco Mineracao S/A
0.00%, 11/01/22 (b) (e) (f)	300	117
		2,492
United Arab Emirates 1.0%
Aldar Investment Properties, LLC
4.75%, 09/29/25 (b)	200	194
DP World Crescent Limited
4.85%, 09/26/28 (b)	470	432
3.88%, 07/18/29 (b)	200	169
DP World UAE Region FZE
1.75%, 06/19/24 (k)	400	392
Gems Menasa (Cayman) Limited
7.13%, 07/31/26 (c)	260	216
NBK Tier 1 Financing Limited
4.50%, (callable at 100 beginning 11/27/25) (c) (j)	710	671
		2,074
South Africa 0.9%
Growthpoint Properties Ltd
5.87%, 05/02/23 (c)	200	185
MTN (Mauritius) Investments Limited
5.37%, 02/13/22 (b)	390	364
4.76%, 11/11/24 (b)	600	540
6.50%, 10/13/26 (c)	370	354
Sasol Financing USA LLC
5.88%, 03/27/24	1,360	571
		2,014
Argentina 0.8%
Arcor S.A.I.C.
6.00%, 07/06/23 (b)	70	51
6.00%, 07/06/23 (c)	500	364
Cablevision S.A.
6.50%, 06/15/21 (b)	340	284
6.50%, 06/15/21 (c)	300	250
Compania General de Combustibles S.A.
9.50%, 11/07/21 (b)	351	261
IRSA Propiedades Comerciales S.A.
8.75%, 03/23/23 (b)	342	245
Tecila Sociedad Anonima
6.95%, 07/21/27 (b)	160	82
7.00%, 12/15/47 (b)	100	51
Tecpetrol
4.88%, 12/12/22 (b)	62	45
		1,633
Chile 0.7%
Embotelladora Andina S.A
5.00%, 10/01/23 (b) (i)	270	271
Enel Americas S.A.
4.00%, 10/25/26	230	217
GNL Quintero S.A
4.63%, 07/31/29 (b)	420	414
Sociedad Quimica Y Minera De Chile S.A.
5.50%, 04/21/20 (c)	230	230
3.63%, 04/03/23 (b)	300	289
4.25%, 05/07/29 (c)	200	180
		1,601
Guatemala 0.6%
Energuate Trust
5.88%, 05/03/27 (c)	760	731
The Central America Bottling Corporation
5.75%, 01/31/27 (c)	680	596
		1,327
Ireland 0.5%
Alfa Bond Issuance Public Limited Company
5.95%, 04/15/30 (b)	390	335
Oilflow SPV 1 Designated Activity Company
12.00%, 01/13/22 (b)	284	253
Phosagro Bond Funding Designated Activity Company
3.05%, 01/23/25 (c)	600	575
		1,163
Indonesia 0.5%
Eterna Capital Pte. Ltd.
8.00%, 12/11/22 (b) (l)	65	32

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Innovate Capital Pte. Ltd.
0.00%, 12/11/24 (b) (k) (l)	532	186
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (c)	423	414
Minejesa Capital B.V.
4.63%, 08/10/30 (b)	320	290
PT Perusahaan Gas Negara Tbk
5.13%, 05/16/24 (b)	210	205
		1,127
Israel 0.5%
Bank Leumi le-Israel B.M.
3.27%, 01/29/31	930	852
Teva Pharmaceutical Finance Netherlands II B.V.
1.13%, 10/15/24, EUR (b)	260	237
		1,089
Hong Kong 0.5%
Far East Horizon Limited
4.35%, (callable at 100 beginning 06/14/22) (b) (j)	380	373
PCCW-HKT Capital No.4 Limited
3.00%, 07/14/26 (b)	660	681
		1,054
Burundi 0.5%
Eastern & Southern African Trade and Development Bank
4.88%, 05/23/24 (b)	1,010	985
Hungary 0.4%
OTP Bank Nyrt.
2.88%, 07/15/29, EUR (b)	910	971
Russian Federation 0.4%
CBOM Finance Public Limited Company
7.50%, 10/05/27 (b) (m)	750	540
LUKOIL International Finance B.V.
4.75%, 11/02/26 (b)	200	202
Phosagro Bond Funding Designated Activity Company
3.95%, 11/03/21 (c)	214	212
		954
Thailand 0.4%
KASIKORNBANK Public Company Limited
3.34%, 10/02/31 (b)	630	575
PTTEP Treasury Center Company Limited
2.99%, 01/15/30 (c)	260	253
		828
Ukraine 0.4%
Metinvest B.V.
7.75%, 04/23/23 (c)	235	166
MHP SE SA
7.75%, 05/10/24 (b)	520	450
7.75%, 05/10/24 (c)	200	170
		786
Paraguay 0.4%
Telefonica Celular del Paraguay S.A.
5.88%, 04/15/27 (c)	850	768
Luxembourg 0.3%
Altice Financing S.A.
7.50%, 05/15/26 (b) (i)	290	282
7.50%, 05/15/26 (c)	420	409
		691
Cayman Islands 0.3%
China Overseas Finance Cayman Limited
0.00%, 01/05/23 (b) (h) (k)	600	647
Dominican Republic 0.3%
Aeropuertos Dominicanos Siglo XXI
6.75%, 03/30/29 (c)	840	592
Singapore 0.3%
LLPL Capital Pte. Ltd.
6.88%, 02/04/39 (b)	192	187
Medco Bell PTE. LTD.
6.38%, 01/30/27 (c)	340	198
Theta Capital Pte. Ltd.
8.13%, 01/22/25 (b)	220	164
		549
Panama 0.2%
Cable Onda, S.A.
4.50%, 01/30/30 (c) (i)	240	212
4.50%, 01/30/30 (b)	340	292
		504
Jamaica 0.2%
Digicel Group Limited
6.00%, 04/15/21 (b)	850	463
8.25%, 09/30/22 (c)	146	24
		487
Norway 0.2%
Dno Asa
8.75%, 05/31/23	300	217
8.38%, 05/29/24	360	200
		417
Malaysia 0.2%
Gohl Capital Limited
4.25%, 01/24/27 (b)	490	402
Ghana 0.2%
Kosmos Energy Ltd.
7.13%, 04/04/26 (c)	680	368
Australia 0.2%
Santos Finance Ltd
5.25%, 03/13/29 (b)	350	352
Zambia 0.1%
First Quantum Minerals Ltd
6.88%, 03/01/26 (b)	390	313
Romania 0.1%
NE Property B.V.
1.75%, 11/23/24, EUR (b)	300	301
Canada 0.1%
First Quantum Minerals Ltd
7.50%, 04/01/25 (c)	350	294
Japan 0.1%
SoftBank Group Corp
6.00%, (callable at 100 beginning 07/19/23) (b) (j)	350	272
Switzerland 0.1%
Syngenta Finance N.V.
5.68%, 04/24/48 (c)	250	201
Mongolia 0.1%
Mongolian Mining Corporation
0.00%, (callable at 100 beginning 10/01/20) (b) (j) (l)	366	172
Total Corporate Bonds And Notes (cost $71,862)		63,201
CREDIT LINKED STRUCTURED NOTES 5.7%
Indonesia 5.5%
Deutsche Bank Aktiengesellschaft
(The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A), IDR (b)	21,400,000	1,223
JPMorgan Chase Bank, National Association
(The Republic of Indonesia, The Government of, 8.38%, 09/15/26, Moody's Rating N/A), IDR	13,137,000	827
(The Republic of Indonesia, The Government of, 9.00%, 03/15/29, Moody's Rating Baa2), IDR (c)	55,759,000	3,573
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody’s Rating N/A), IDR (c)	55,907,000	3,530
Standard Chartered Bank
(The Republic of Indonesia, The Government of, 8.75%, 05/15/31, Moody's Rating N/A), IDR (c)	44,531,000	2,812
		11,965

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Colombia 0.2%
Citigroup Inc.
(Presidencia de la República de Colombia, 10.00%, 07/24/24, Moody's Rating N/A), COP	1,642,000	462
Total Credit Linked Structured Notes (cost $16,243)		12,427
COMMON STOCKS 0.0%
Mongolia 0.0%
Mongolian Mining Corporation (e)	125	6
United States of America 0.0%
New Cotai LLC (e) (n)	—	—
Total Common Stocks (cost $41)		6
SHORT TERM INVESTMENTS 1.5%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (o) (p)	3,366	3,366
Total Short Term Investments (cost $3,366)		3,366
Total Investments 86.7% (cost $225,900)		189,936
Other Derivative Instruments (1.6)%		(3,444)
Other Assets and Liabilities, Net 14.9%		32,636
Total Net Assets 100.0%		219,128

(a) Treasury inflation indexed note, par amount is adjusted for inflation.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $43,619 and 19.9% of the Fund.

(d) Treasury inflation indexed note, par amount is not adjusted for inflation.

(e) Non-income producing security.

(f) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(g) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(h) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i) All or a portion of the security was on loan as of March 31, 2020.

(j) Perpetual security. Next contractual call date presented, if applicable.

(k) Convertible security.

(l) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(m) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(n) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Goldman Sachs Emerging Markets Debt Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
21Vianet Group, Inc., 7.00%, 08/17/20	08/15/18	348	332	0.1
Adani Green Energy Limited, 6.25%, 12/10/24	02/07/20	217	180	0.1
Adani Transmission Limited, 4.00%, 08/03/26	01/14/19	563	534	0.2
Aldar Investment Properties, LLC, 4.75%, 09/29/25	02/26/20	220	194	0.1
Alfa Bond Issuance Public Limited Company, 5.95%, 04/15/30	02/05/20	403	335	0.2
Altice Financing S.A., 7.50%, 05/15/26	10/06/17	297	282	0.1
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi, 3.38%, 11/01/22	03/14/16	1,081	1,022	0.5
Arcor S.A.I.C., 6.00%, 07/06/23	01/09/19	68	51	—
Banco de Bogota S.A., 5.38%, 02/19/23	11/14/19	419	391	0.2
Banco de Bogota S.A., 6.25%, 05/12/26	02/06/20	227	189	0.1
Banco do Brasil S.A, 6.25%, callable at 100 beginning 04/15/24	11/24/14	1,559	1,357	0.6
Banco Mercantil Del Norte, S.A. Institucion De Banca Multiple, Grupo Financiero Banorte, 6.75%, callable at 100 beginning 09/27/24	01/31/20	435	305	0.1
Bharti Airtel International (Netherlands) BV, 5.13%, 03/11/23	01/31/20	274	256	0.1
Bharti Airtel International (Netherlands) BV, 5.35%, 05/20/24	01/06/20	214	194	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/22	08/15/19	389	359	0.2
Cabinet of Ministers of Ukraine, 7.75%, 09/01/23	08/15/19	134	121	0.1
Cable Onda, S.A., 4.50%, 01/30/30	01/07/20	357	292	0.1
Cablevision S.A., 6.50%, 06/15/21	02/15/17	345	284	0.1
CBOM Finance Public Limited Company, 7.50%, 10/05/27	09/14/17	714	540	0.2
China Evergrande Group, 8.25%, 03/23/22	07/14/17	223	180	0.1
China Evergrande Group, 4.25%, 02/14/23	07/23/18	235	203	0.1
China Overseas Finance Cayman Limited, 0.00%, 01/05/23	06/18/19	646	647	0.3
CNAC (HK) Finbridge Company Limited, 3.38%, 06/19/24	06/13/19	405	399	0.2
Coca Cola Icecek A.S., 4.22%, 09/19/24	03/16/18	773	710	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 8.20%, 08/12/26	07/31/19	466	463	0.2
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.95%, 08/12/31	03/30/15	130	137	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.90%, 08/12/37	02/02/17	187	201	0.1
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.85%, 02/12/42	09/11/13	1,220	1,328	0.6
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.71%, 02/12/55	10/12/16	120	138	0.1
Compania General de Combustibles S.A., 9.50%, 11/07/21	03/29/19	332	261	0.1
Corporacion Lindley S.A., 6.75%, 11/23/21	05/13/14	1,805	1,741	0.8
Delhi International Airport Private Limited, 6.13%, 10/31/26	02/28/20	213	164	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Goldman Sachs Emerging Markets Debt Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Deutsche Bank Aktiengesellschaft - The Republic of Indonesia, The Government of, 7.50%, 08/15/32, Moody's Rating N/A	04/26/18	1,429	1,223	0.6
Digicel Group Limited, 6.00%, 04/15/21	02/15/17	790	463	0.2
DP World Crescent Limited, 4.85%, 09/26/28	02/19/20	514	432	0.2
DP World Crescent Limited, 3.88%, 07/18/29	02/19/20	203	169	0.1
Eastern & Southern African Trade and Development Bank, 5.38%, 03/14/22	05/03/17	201	197	0.1
Eastern & Southern African Trade and Development Bank, 4.88%, 05/23/24	02/07/20	1,072	985	0.4
Embotelladora Andina S.A, 5.00%, 10/01/23	10/03/19	288	271	0.1
Eterna Capital Pte. Ltd., 8.00%, 12/11/22	02/25/19	58	32	—
European Bank for Reconstruction and Development, 16.95%, 04/03/20	04/10/19	1,617	1,575	0.7
Far East Horizon Limited, 4.35%, callable at 100 beginning 06/14/22	09/24/19	367	373	0.2
Fideicomiso F/80460, 4.25%, 10/31/26	12/12/18	186	172	0.1
Fideicomiso F/80460, 5.50%, 10/31/46	02/06/20	287	205	0.1
Fideicomiso F/80460, 5.50%, 07/31/47	12/12/18	185	165	0.1
First Quantum Minerals Ltd, 6.88%, 03/01/26	02/21/19	362	313	0.1
Fresnillo PLC, 5.50%, 11/13/23	06/14/18	627	592	0.3
Glenmark Pharmaceuticals Limited, 2.00%, 06/28/22	10/20/16	256	282	0.1
Global Liman Isletmeleri Anonim Sirketi, 8.13%, 11/14/21	02/25/15	193	98	—
GMR Hyderabad International Airport Limited, 5.38%, 04/10/24	07/02/19	205	169	0.1
GNL Quintero S.A, 4.63%, 07/31/29	11/13/19	440	414	0.2
Gohl Capital Limited, 4.25%, 01/24/27	02/15/18	485	402	0.2
Greenko Investment Company, 4.88%, 08/16/23	06/01/17	317	270	0.1
Grupo Aval Acciones y Valores S.A., 4.75%, 09/26/22	10/08/19	435	401	0.2
Huarong Finance II Co., Ltd., 5.50%, 01/16/25	02/05/18	707	684	0.3
Huarong Finance II Co., Ltd., 5.00%, 11/19/25	02/22/18	203	204	0.1
Huarong Finance II Co., Ltd., 4.88%, 11/22/26	10/25/19	215	206	0.1
Innovate Capital Pte. Ltd., 0.00%, 12/11/24	01/02/18	429	186	0.1
IRSA Propiedades Comerciales S.A., 8.75%, 03/23/23	08/16/18	335	245	0.1
Kaisa Group Holdings Ltd., 8.50%, 06/30/22	03/28/18	193	164	0.1
KASIKORNBANK Public Company Limited, 3.34%, 10/02/31	11/12/19	625	575	0.3
LLPL Capital Pte. Ltd., 6.88%, 02/04/39	06/14/19	214	187	0.1
LUKOIL International Finance B.V., 4.75%, 11/02/26	02/10/20	223	202	0.1
Metinvest B.V., 7.75%, 04/23/23	03/11/20	181	144	0.1
MHP SE SA, 7.75%, 05/10/24	03/05/19	523	450	0.2
Minejesa Capital B.V., 4.63%, 08/10/30	08/15/18	300	290	0.1
Mongolian Mining Corporation, 0.00%, callable at 100 beginning 10/01/20	05/18/17	177	172	0.1
MTN (Mauritius) Investments Limited, 5.37%, 02/13/22	01/31/19	393	364	0.2
MTN (Mauritius) Investments Limited, 4.76%, 11/11/24	12/10/18	586	540	0.2
NE Property B.V., 1.75%, 11/23/24	01/09/19	307	301	0.1
Oilflow SPV 1 Designated Activity Company, 12.00%, 01/13/22	02/22/18	293	253	0.1
OTP Bank Nyrt., 2.88%, 07/15/29	09/11/19	1,029	971	0.4
PCCW-HKT Capital No.4 Limited, 3.00%, 07/14/26	01/07/20	661	681	0.3
Peru Enhanced Pass-Through Finance Limited, 0.00%, 06/02/25	03/19/13	628	677	0.3
Petroleos de Venezuela, S.A., 0.00%, 10/28/22	05/15/17	3,543	382	0.2
Presidencia de la Republica Dominicana, 10.50%, 04/07/23	03/14/18	57	48	—
Presidencia de la Republica Dominicana, 11.50%, 05/10/24	06/29/15	525	407	0.2
Presidencia de la Republica Dominicana, 11.38%, 07/06/29	01/11/16	67	51	—
Presidencia de la Republica Dominicana, 12.00%, 03/05/32	10/19/17	1,359	1,017	0.5
Prosus N.V., 3.68%, 01/21/30	03/02/20	207	178	0.1
PT Perusahaan Gas Negara Tbk, 5.13%, 05/16/24	01/22/20	229	205	0.1
Samarco Mineracao S/A, 0.00%, 11/01/22	03/21/17	211	117	0.1
Santos Finance Ltd, 5.25%, 03/13/29	04/23/19	353	352	0.2
Sociedad Quimica Y Minera De Chile S.A., 3.63%, 04/03/23	10/18/13	285	289	0.1
SoftBank Group Corp, 6.00%, callable at 100 beginning 07/19/23	09/19/17	353	272	0.1
Standard Chartered Bank, 7.50%, 08/17/32	09/20/18	120	111	—
Sunac China Holdings Limited, 8.35%, 04/19/23	02/25/20	212	186	0.1
Tecila Sociedad Anonima, 6.95%, 07/21/27	03/14/19	144	82	—
Tecila Sociedad Anonima, 7.00%, 12/15/47	02/11/19	80	51	—
Tecpetrol, 4.88%, 12/12/22	07/19/18	59	45	—
Teva Pharmaceutical Finance Netherlands II B.V., 1.25%, 03/31/23	10/22/19	132	126	0.1
Teva Pharmaceutical Finance Netherlands II B.V., 1.13%, 10/15/24	10/22/19	243	237	0.1
Thailand, Kingdom of, 1.25%, 03/12/28	07/04/19	2,683	2,510	1.1
The Arab Republic of Egypt, 6.59%, 02/21/28	03/03/20	222	177	0.1
Theta Capital Pte. Ltd., 8.13%, 01/22/25	01/14/20	220	164	0.1
Yapi ve Kredi Bankasi A.S., 13.88%	08/07/19	271	324	0.1
Yapi ve Kredi Bankasi A.S., 6.10%, 03/16/23	09/18/18	203	195	0.1
Yapi ve Kredi Bankasi A.S., 8.25%, 10/15/24	02/10/20	303	254	0.1
Yuzhou Properties Company Limited, 7.70%, 02/20/25	02/21/20	200	165	0.1
Zhenro Properties Group Limited, 8.00%, 11/16/20	02/21/20	142	142	0.1
		46,181	38,576	17.6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Goldman Sachs Emerging Markets Debt Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
90 Day Eurodollar	1	December 2020		245	—	4
United States 10 Year Ultra Bond	18	June 2020		2,677	(6)	132
United States 2 Year Note	17	July 2020		3,746	(1)	—
United States 5 Year Note	49	July 2020		6,024	(2)	119
United States Long Bond	14	June 2020		2,336	(23)	171
United States Ultra Bond	2	June 2020		443	(7)	1
					(39)	427
Short Contracts
Euro BOBL	(8)	June 2020	EUR	(1,089)	3	8
Euro Schatz	(4)	June 2020	EUR	(450)	—	1
United States 10 Year Note	(52)	June 2020		(7,171)	8	(41)
					11	(32)

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	6.40	(M)	06/05/30	MXN	26,040	(14)	62
28-Day MEXIBOR (M)	Paying	6.00	(M)	06/15/22	MXN	179,460	23	21
28-Day MEXIBOR (M)	Paying	6.50	(M)	06/14/23	MXN	17,730	4	17
28-Day MEXIBOR (M)	Paying	7.40	(M)	06/11/25	MXN	79,910	25	149
28-Day MEXIBOR (M)	Paying	7.50	(M)	06/09/27	MXN	39,570	16	76
3M JIBAR (Q)	Paying	6.50	(Q)	06/17/22	ZAR	212,670	25	267
3M LIBOR (Q)	Receiving	2.00	(S)	03/18/30		570	3	(61)
6M BUBOR (S)	Receiving	2.50	(A)	12/18/29	HUF	5	—	—
6M BUBOR (S)	Paying	0.80	(A)	12/18/21	HUF	7	—	—
6M PRIBOR (S)	Receiving	1.51	(A)	09/16/26	CZK	63,000	(2)	(129)
6M PRIBOR (S)	Receiving	2.01	(A)	09/16/26	CZK	102,300	(9)	(345)
6M PRIBOR (S)	Receiving	1.50	(A)	06/17/30	CZK	60,695	(5)	(180)
6M PRIBOR (S)	Paying	2.20	(A)	09/18/21	CZK	41,310	—	10
6M PRIBOR (S)	Paying	1.85	(A)	09/16/22	CZK	185,325	(1)	191
6M PRIBOR (S)	Paying	2.26	(A)	09/16/22	CZK	298,425	1	412
6M PRIBOR (S)	Paying	1.10	(A)	12/18/24	CZK	24,780	—	16
6M WIBOR (S)	Receiving	1.40	(A)	06/17/25	PLN	26,145	3	(148)
6M WIBOR (S)	Receiving	1.75	(A)	06/17/30	PLN	3,697	(1)	(56)
7-Day China Fixing Repo Rate (Q)	Paying	2.50	(Q)	06/17/25	CNY	114,490	51	142
Bloomberg Thailand 6M Reference Rate (S)	Paying	1.75	(S)	06/19/21	THB	811,040	(32)	9
Bloomberg Thailand 6M Reference Rate (S)	Paying	1.75	(S)	06/20/21	THB	80,650	(2)	(2)
Bloomberg Thailand 6M Reference Rate (S)	Paying	1.25	(S)	06/17/25	THB	66,610	(6)	(38)
Brazil Interbank Deposit Rate (M)	Receiving	6.94	(M)	01/02/23	BRL	6,250	—	(50)
Brazil Interbank Deposit Rate (M)	Receiving	7.22	(M)	01/02/23	BRL	9,050	(1)	(85)
Brazil Interbank Deposit Rate (M)	Receiving	6.24	(M)	01/02/23	BRL	12,600	(1)	(60)
Brazil Interbank Deposit Rate (M)	Receiving	6.84	(M)	01/02/24	BRL	21,700	(5)	(103)
Brazil Interbank Deposit Rate (M)	Receiving	6.26	(M)	01/02/25	BRL	2,145	—	6
Brazil Interbank Deposit Rate (M)	Paying	5.44	(M)	01/03/22	BRL	107,170	32	444
Brazil Interbank Deposit Rate (M)	Paying	5.75	(M)	01/02/23	BRL	54,405	4	7
Brazil Interbank Deposit Rate (M)	Paying	6.37	(M)	01/02/23	BRL	575	—	3
Brazil Interbank Deposit Rate (M)	Paying	6.66	(M)	01/02/23	BRL	43,398	1	336
Brazil Interbank Deposit Rate (M)	Paying	5.33	(M)	01/02/24	BRL	21,700	5	(96)
Chilean Interbank Rate (S)	Receiving	1.80	(S)	06/17/22	CLP	1,220,915	(1)	(27)
Chilean Interbank Rate (S)	Paying	3.60	(S)	03/20/21	CLP	1,582,095	12	57
Colombian Interbank Rate (Q)	Receiving	4.50	(Q)	03/18/22	COP	25,789,480	18	(113)
Colombian Interbank Rate (Q)	Receiving	4.00	(Q)	06/17/22	COP	7,283,650	6	(12)
Colombian Interbank Rate (Q)	Paying	5.60	(Q)	03/18/30	COP	5,253,840	(10)	13
MIBOR (S)	Paying	4.75	(S)	06/17/22	INR	1,003,210	(9)	38
							130	771

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Goldman Sachs Emerging Markets Debt Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Gobierno Federal de los Estados Unidos Mexicanos (Q)	1.00	06/20/24	(1,000)	(43)	3	(30)
Ministry of Diwan Amiri Affairs (Q)	1.00	06/20/24	(170)	(1)	1	(5)
Ministry of Diwan Amiri Affairs (Q)	1.00	12/20/24	(1,310)	(12)	9	(50)
Ministry of Finance Russian Federation (Q)	1.00	12/20/24	(1,520)	(57)	15	(69)
Presidência Da República Federativa Do Brasil (Q)	1.00	06/20/20	(210)	—	—	(1)
Presidência Da República Federativa Do Brasil (Q)	1.00	12/20/24	(1,340)	(93)	(1)	(81)
Presidencia de la República de Colombia (Q)	1.00	06/20/24	(1,610)	(62)	7	(72)
The Central People's Government of the People's Republic of China (Q)	1.00	06/20/22	(900)	17	1	(3)
The Philippines, Government of (Q)	1.00	12/20/24	(1,010)	3	5	(25)
The Republic of Indonesia, The Government of (Q)	1.00	06/20/24	(1,760)	(51)	7	(63)
				(299)	47	(399)

JNL/Goldman Sachs Emerging Markets Debt Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	MSC	04/22/20	AUD	4,376	2,687	(178)
BRL/USD	MSC	04/02/20	BRL	66,925	12,898	(1,440)
BRL/USD	MSC	04/22/20	BRL	59,269	11,405	(366)
CHF/USD	MSC	04/22/20	CHF	814	846	10
CHF/USD	MSC	04/30/20	CHF	814	846	10
CHF/USD	MSC	06/17/20	CHF	812	846	10
CLP/USD	MSC	04/21/20	CLP	402,281	470	(28)
CNH/USD	MSC	04/22/20	CNH	12,021	1,695	(14)
COP/USD	MSC	04/07/20	COP	23,431,591	5,766	(1,107)
COP/USD	MSC	04/22/20	COP	9,698,572	2,384	(447)
COP/USD	MSC	04/22/20	COP	10,626,714	2,612	10
CZK/USD	MSC	04/22/20	CZK	49,157	1,979	(129)
CZK/USD	MSC	04/30/20	CZK	19,431	783	(53)
CZK/USD	MSC	06/17/20	CZK	19,457	784	(51)
EUR/USD	MSC	04/22/20	EUR	492	543	4
HUF/USD	MSC	04/22/20	HUF	401,000	1,223	(73)
IDR/USD	MSC	04/07/20	IDR	125,549,421	7,695	(1,359)
IDR/USD	MSC	04/22/20	IDR	11,850,867	725	(114)
IDR/USD	MSC	04/22/20	IDR	46,359,866	2,837	19
IDR/USD	MSC	04/30/20	IDR	23,959,226	1,466	(228)
IDR/USD	MSC	05/28/20	IDR	24,083,246	1,470	(224)
INR/USD	MSC	04/22/20	INR	140,551	1,853	(84)
INR/USD	MSC	04/28/20	INR	94,292	1,242	(29)
KRW/USD	MSC	04/21/20	KRW	3,947,627	3,245	(77)
MXN/USD	MSC	04/22/20	MXN	272,863	11,524	(1,345)
MYR/USD	MSC	04/22/20	MYR	50,588	11,705	(31)
PEN/USD	MSC	04/21/20	PEN	2,124	618	20
PHP/USD	MSC	04/22/20	PHP	38,479	755	—
PLN/USD	MSC	04/22/20	PLN	30,517	7,375	(317)
RON/USD	MSC	06/17/20	RON	22,564	5,114	(73)
RUB/USD	MSC	04/22/20	RUB	414,484	5,271	(568)
THB/USD	MSC	04/22/20	THB	141,496	4,313	(52)
TRY/USD	MSC	04/20/20	TRY	5,097	767	(60)
TRY/USD	MSC	04/22/20	TRY	31,160	4,689	(202)
TRY/USD	MSC	04/30/20	TRY	46,971	7,049	(485)
TRY/USD	MSC	05/04/20	TRY	7,674	1,150	(53)
TRY/USD	MSC	05/11/20	TRY	5,232	783	(59)
TRY/USD	MSC	05/12/20	TRY	13,197	1,973	(150)
TRY/USD	MSC	05/14/20	TRY	5,272	788	(58)
TRY/USD	MSC	05/20/20	TRY	5,317	794	(60)
TRY/USD	MSC	05/27/20	TRY	10,470	1,560	(105)
TWD/USD	MSC	04/17/20	TWD	138,372	4,581	(43)
TWD/USD	MSC	04/17/20	TWD	62,826	2,080	2
USD/AUD	MSC	04/22/20	AUD	(4,376)	(2,687)	167
USD/BRL	MSC	04/02/20	BRL	(66,925)	(12,897)	560
USD/CHF	MSC	04/22/20	CHF	(814)	(845)	26
USD/CHF	MSC	04/30/20	CHF	(814)	(846)	(10)
USD/CHF	MSC	06/17/20	CHF	(812)	(846)	(10)
USD/CLP	MSC	04/21/20	CLP	(4,453,111)	(5,207)	481
USD/CLP	MSC	04/22/20	CLP	(448,771)	(525)	(7)
USD/COP	MSC	04/07/20	COP	(10,626,714)	(2,615)	(9)
USD/COP	MSC	04/07/20	COP	(12,804,878)	(3,152)	439
USD/CZK	MSC	04/30/20	CZK	(19,431)	(783)	53
USD/CZK	MSC	06/17/20	CZK	(19,457)	(785)	51
USD/EUR	MSC	04/22/20	EUR	(1,650)	(1,819)	(28)
USD/EUR	MSC	04/22/20	EUR	(326)	(359)	10
USD/HKD	MSC	04/22/20	HKD	(1,889)	(244)	(1)
USD/HUF	MSC	04/22/20	HUF	(233,752)	(713)	36
USD/IDR	MSC	04/07/20	IDR	(46,359,866)	(2,841)	(14)
USD/IDR	MSC	04/07/20	IDR	(79,189,557)	(4,853)	747
USD/IDR	MSC	04/22/20	IDR	(17,983,776)	(1,100)	166
USD/IDR	MSC	04/30/20	IDR	(23,959,226)	(1,466)	228
USD/IDR	MSC	05/28/20	IDR	(24,083,245)	(1,470)	224
USD/INR	MSC	04/22/20	INR	(140,551)	(1,853)	38
USD/INR	MSC	04/28/20	INR	(94,292)	(1,242)	29
USD/KRW	MSC	04/21/20	KRW	(3,947,628)	(3,245)	57
USD/MXN	MSC	04/22/20	MXN	(83,493)	(3,526)	(51)
USD/MXN	MSC	04/22/20	MXN	(62,051)	(2,621)	466
USD/PEN	MSC	04/21/20	PEN	(18,911)	(5,505)	46
USD/RUB	MSC	04/22/20	RUB	(226,281)	(2,877)	261
USD/THB	MSC	04/22/20	THB	(193,579)	(5,899)	183
USD/TRY	MSC	04/20/20	TRY	(2,653)	(399)	30
USD/TRY	MSC	04/22/20	TRY	(36,415)	(5,479)	363
USD/TRY	MSC	04/30/20	TRY	(46,971)	(7,049)	485
USD/TRY	MSC	05/04/20	TRY	(7,673)	(1,150)	53
USD/TRY	MSC	05/11/20	TRY	(5,232)	(783)	59
USD/TRY	MSC	05/12/20	TRY	(13,197)	(1,974)	150
USD/TRY	MSC	05/14/20	TRY	(5,272)	(788)	58
USD/TRY	MSC	05/20/20	TRY	(5,317)	(794)	60
USD/TRY	MSC	05/27/20	TRY	(10,470)	(1,560)	105
USD/TWD	MSC	04/17/20	TWD	(38,076)	(1,261)	(3)
USD/TWD	MSC	04/17/20	TWD	(163,121)	(5,400)	57
ZAR/USD	MSC	04/22/20	ZAR	23,825	1,333	(137)
					43,064	(4,159)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
3M KLIBOR (Q)	Paying	BOA	3.25	(Q)	12/18/24	MYR	62,870	77	467
3M KLIBOR (Q)	Paying	MSC	3.00	(Q)	03/18/25	MYR	1,080	1	6
3M TELBOR (Q)	Paying	BCL	1.34	(A)	12/18/29	ILS	5,480	—	69
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,000	—	10
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,280	—	12
3M TELBOR (Q)	Paying	BOA	1.02	(A)	03/18/30	ILS	4,290	4	8
3M TELBOR (Q)	Paying	DUB	1.41	(A)	12/18/29	ILS	6,090	—	87
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.90	(S)	02/04/21	THB	71,910	—	23
Bloomberg Thailand 6M Reference Rate (S)	Paying	CGM	1.82	(S)	02/15/21	THB	31,420	—	10
Colombian Interbank Rate (Q)	Receiving	CSI	6.06	(Q)	05/02/24	COP	980,390	—	(17)
								82	675

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	970	(7)	14	(21)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	550	(4)	3	(7)
The Central People's Government of the People's Republic of China (Q)	BOA	N/A	1.00	12/20/20	2,170	(15)	24	(39)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	740	(5)	9	(14)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	540	(3)	4	(7)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	990	(7)	12	(19)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	90	(1)	1	(2)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	1,770	(13)	15	(28)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	950	(7)	10	(17)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	630	(4)	3	(7)
The Central People's Government of the People's Republic of China (Q)	CGM	N/A	1.00	12/20/20	3,080	(21)	40	(61)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	760	(5)	4	(9)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	2,720	(19)	34	(53)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	1,130	(8)	15	(23)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	12/20/20	990	(7)	12	(19)
The Central People's Government of the People's Republic of China (Q)	BCL	N/A	1.00	06/20/21	330	(4)	3	(7)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	520	(6)	—	(6)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	220	(3)	2	(5)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/21	1,710	(20)	18	(38)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	300	(3)	—	(3)
The Central People's Government of the People's Republic of China (Q)	DUB	N/A	1.00	06/20/21	1,520	(17)	16	(33)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/21	510	(6)	—	(6)
The Central People's Government of the People's Republic of China (Q)	CIT	N/A	1.00	06/20/22	220	(4)	(3)	(1)
The Central People's Government of the People's Republic of China (Q)	JPM	N/A	1.00	06/20/22	120	(2)	(1)	(1)
					23,530	(191)	235	(426)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Goldman Sachs Emerging Markets Debt Fund — OTC Credit Default Swap Agreements (continued)
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
Ministry of Diwan Amiri Affairs (Q)	BCL	1.01	1.00	06/20/23	(2,300)	—	20	(20)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/GQG Emerging Markets Equity Fund
COMMON STOCKS 89.6%
China 26.7%
Alibaba Group Holding Limited (a) (b)	104	2,445
Alibaba Group Holding Limited - ADS (a)	193	37,547
Alibaba Health Information Technology Limited (a)	1,795	2,979
China Construction Bank Corporation - Class H	409	333
China Mobile Ltd.	2,135	15,977
China Tower Corporation Limited	100,244	22,492
Foshan Haitian Flavoring & Food Co., Ltd - Class A	38	676
Guangdong Investment Ltd.	8,554	16,470
JD.com, Inc. - Class A - ADR (a)	75	3,049
Meituan Dianping (a)	165	1,977
New Oriental Education & Technology Group - ADR (a)	58	6,258
Ping An Insurance (Group) Co of China Ltd - Class H	143	1,402
Tencent Holdings Limited	644	31,694
Tencent Holdings Limited - ADR	30	1,454
		144,753
India 17.6%
HDFC Bank Limited - ADR	428	16,448
Housing Development Finance Corp.	1,190	25,582
Infosys Ltd. - ADR	1,482	12,170
Infosys Ltd.	1,111	9,311
Kotak Mahindra Bank Ltd.	499	8,548
Reliance Industries Limited - GDR (c)	158	4,866
Reliance Industries Ltd.	662	9,786
Tata Consultancy Services Limited	355	8,571
		95,282
Russian Federation 8.4%
Public Joint Stock Society "Polyus" - GDR (b)	131	8,947
Public Joint Stock Society "Polyus" - GDR (c)	46	3,104
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel" - ADR	292	7,205
Public Joint Stock Society Oil Company "Lukoil"	132	7,862
Sberbank of Russia	4,440	10,537
Yandex N.V. - Class A (a)	225	7,652
		45,307
United States of America 7.9%
EPAM Systems, Inc. (a)	45	8,442
Estee Lauder Cos. Inc. - Class A	67	10,723
Monolithic Power Systems Inc.	40	6,677
NVIDIA Corporation	65	17,171
		43,013
Indonesia 5.2%
Bank Rakyat Indonesia Persero Tbk PT	48,576	8,994
PT. Bank Central Asia Tbk	11,446	19,341
		28,335
South Korea 5.1%
Macquarie Korea	774	6,885
Samsung Electronics Co. Ltd.	466	18,088
SK Telecom Co. Ltd.	19	2,788
		27,761
Taiwan 4.8%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	78	3,715
Taiwan Semiconductor Manufacturing Co. Ltd.	2,444	22,128
		25,843
Singapore 3.2%
Ascendas REIT	4,316	8,527
SEA, Ltd. - ADR (a) (d)	201	8,907
		17,434
Netherlands 2.8%
ASML Holding	58	15,359
Argentina 2.8%
MercadoLibre S.R.L (a)	31	15,068
Hong Kong 2.0%
AIA Group Limited	455	4,097
CLP Holdings Ltd.	699	6,417
		10,514
Thailand 1.6%
Bangkok Dusit Medical Services Public Company Limited.	429	246
CP ALL Public Company Limited	4,419	8,187
Thai Beverage Public Company Limited	555	235
		8,668
United Kingdom 1.5%
Unilever N.V.	165	8,129
Brazil 0.0%
Rumo SA (a)	1	2
Total Common Stocks (cost $539,251)		485,468
PARTICIPATORY NOTES 8.3%
China 8.3%
Macquarie Bank Limited (Wuliangye Yibin Co., Ltd.)	1,066	17,139
Macquarie Bank Limited (Shanghai International Airport Co.Ltd.)	34	285
Macquarie Bank Limited (Kweichow Moutai Co., Ltd.)	118	18,309
Macquarie Bank Limited (Jiangsu Hengrui Medicine Co., Ltd.)	716	9,195
Total Participatory Notes (cost $35,667)		44,928
SHORT TERM INVESTMENTS 3.5%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	16,610	16,610
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	2,421	2,421
Total Short Term Investments (cost $19,031)		19,031
Total Investments 101.4% (cost $593,949)		549,427
Other Assets and Liabilities, Net (1.4)%		(7,506)
Total Net Assets 100.0%		541,921

(a) Non-income producing security.

(b) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $7,970 and 1.5% of the Fund.

(d) All or a portion of the security was on loan as of March 31, 2020.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/GQG Emerging Markets Equity Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Alibaba Group Holding Limited	11/20/19	2,701	2,445	0.5
Public Joint Stock Society "Polyus"	01/08/19	6,383	8,947	1.6
		9,084	11,392	2.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Harris Oakmark Global Equity Fund
COMMON STOCKS 96.5%
United States of America 40.8%
Agilent Technologies, Inc.	156	11,173
Alphabet Inc. - Class A (a)	27	31,281
American International Group, Inc.	407	9,869
Bank of America Corporation	631	13,398
Berkshire Hathaway Inc. - Class B (a)	116	21,117
Booking Holdings Inc. (a)	13	18,025
Caterpillar Inc.	61	7,028
Charter Communications, Inc. - Class A (a)	39	16,987
Citigroup Inc.	277	11,665
Comcast Corporation - Class A	263	9,056
Constellation Brands, Inc. - Class A	97	13,858
General Motors Company	639	13,286
Halliburton Company	687	4,708
HCA Healthcare, Inc.	93	8,307
Hilton Worldwide Holdings Inc.	279	19,039
Moody's Corp.	67	14,107
Regeneron Pharmaceuticals, Inc. (a)	24	11,868
		234,772
Switzerland 17.5%
Compagnie Financiere Richemont SA	239	12,941
Credit Suisse Group AG	3,252	26,731
Glencore PLC	16,286	24,696
Julius Bar Gruppe AG	616	20,803
Kühne + Nagel International AG	31	4,281
LafargeHolcim Ltd.	302	11,064
		100,516
Germany 12.8%
Allianz SE	131	22,600
Bayer AG	364	21,046
Daimler AG	905	27,224
Henkel AG & Co. KGaA	39	2,845
		73,715
United Kingdom 6.3%
Liberty Global PLC - Class A (a)	595	9,830
Liberty Global PLC - Class C (a)	298	4,681
Reckitt Benckiser Group PLC	100	7,618
WPP 2012 Limited	2,052	13,988
		36,117
France 4.3%
BNP Paribas SA	831	25,003
Netherlands 3.6%
CNH Industrial N.V.	3,614	20,837
South Korea 3.2%
NAVER Corp.	105	14,541
Samsung Electronics Co. Ltd.	107	4,140
		18,681
South Africa 2.6%
Naspers Ltd. - Class N	106	15,145
Japan 2.2%
Toyota Motor Corp.	208	12,518
China 1.7%
Baidu, Inc. - Class A - ADR (a)	96	9,633
Mexico 1.2%
Grupo Televisa S.A.B. - ADR	1,218	7,065
Taiwan 0.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	206	1,865
Total Common Stocks (cost $802,509)		555,867
PREFERRED STOCKS 0.9%
Germany 0.9%
Henkel AG & Co. KGaA (b)	69	5,548
Total Preferred Stocks (cost $6,918)		5,548
SHORT TERM INVESTMENTS 2.1%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	11,993	11,993
Total Short Term Investments (cost $11,993)		11,993
Total Investments 99.5% (cost $821,420)		573,408
Other Derivative Instruments (0.0)%		(95)
Other Assets and Liabilities, Net 0.5%		2,815
Total Net Assets 100.0%		576,128

(a) Non-income producing security.

(b) Convertible security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Harris Oakmark Global Equity Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
CHF/USD	SSB	06/17/20	CHF	2,736	2,850	37
USD/CHF	SSB	06/17/20	CHF	(10,391)	(10,823)	(132)
					(7,973)	(95)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Heitman U.S. Focused Real Estate Fund
COMMON STOCKS 98.7%
Real Estate 98.7%
American Assets Trust, Inc.	134	3,343
American Campus Communities, Inc.	102	2,838
Apartment Investment and Management Company - Class A	197	6,913
Boston Properties Inc.	84	7,730
Brixmor Property Group Inc.	353	3,358
Camden Property Trust	78	6,211
CubeSmart	161	4,309
Cyrusone LLC	185	11,400
DiamondRock Hospitality Co.	569	2,889
Duke Realty Corp.	286	9,267
Equinix, Inc.	24	15,184
Equity Lifestyle Properties, Inc.	69	3,987
Equity Residential	84	5,171
Extra Space Storage Inc.	96	9,163
Healthpeak Properties, Inc.	468	11,159
Highwoods Properties Inc.	161	5,701
Hudson Pacific Properties Inc.	252	6,401
Invitation Homes Inc.	393	8,408
Life Storage Inc.	18	1,689
Pebblebrook Hotel Trust	260	2,829
Physicians Realty Trust	383	5,333
ProLogis Inc.	226	18,188
Simon Property Group, Inc.	58	3,196
UDR, Inc.	199	7,255
Weingarten Realty Investors	209	3,019
Welltower Inc.	130	5,948
Total Common Stocks (cost $204,515)		170,889
SHORT TERM INVESTMENTS 0.8%
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (a) (b)	1,443	1,443
Total Short Term Investments (cost $1,443)		1,443
Total Investments 99.5% (cost $205,958)		172,332
Other Assets and Liabilities, Net 0.5%		911
Total Net Assets 100.0%		173,243

(a) Investment in affiliate.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco China-India Fund
COMMON STOCKS 91.5%
China 46.3%
Alibaba Group Holding Limited - ADS (a)	186	36,135
Asia Cement (China) Holdings Corp.	516	522
China Mobile Ltd.	2,857	21,385
Dali Foods Group Company Limited	3,082	2,147
HUYA Inc. - Class A - ADR (a)	152	2,585
JD.com, Inc. - Class A - ADR (a)	633	25,646
Joyy Inc. - ADR (a)	97	5,159
NetEase, Inc. - ADR	62	19,975
Pou Sheng International (Holdings) Limited (b)	27,914	5,645
Qingdao Port International Co., Ltd.	3,367	1,839
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	11,096	13,938
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd. - Class H	1,455	871
Shanghai Jinjiang International Hotels Development Co. Ltd. - Class B	1,549	2,195
Sun Art Retail Group Limited	11,440	16,857
Tencent Holdings Limited	641	31,534
Weibo Corporation - ADR (a) (b)	147	4,851
Xiabuxiabu Catering Management (China) Holdings Co., Ltd. (b)	3,244	2,471
		193,755
India 35.5%
Ajanta Pharma Limited	174	3,141
Asian Paints Limited	130	2,861
Axis Bank Limited	720	3,606
Bajaj Finance Limited	286	8,375
Balkrishna Industries Ltd.	210	2,198
Bata India Ltd	215	3,493
Bharat Petroleum Corporation Limited	840	3,507
Britannia Industries Ltd	40	1,423
Cholamandalam Investment and Finance Company Limited	2,750	5,563
Divi's Laboratories Ltd.	240	6,290
Dr. Reddy's Laboratories Ltd.	115	4,720
Eicher Motors Ltd.	8	1,387
HDFC Bank Limited	1,200	13,626
Hindustan Unilever Ltd.	305	9,260
Housing Development Finance Corp.	440	9,456
ICICI Bank Limited	2,670	11,529
ICICI Prudential Life Insurance Company Limited	920	4,328
Infosys Ltd.	1,400	11,729
Kansai Nerolac Paints Limited	375	1,916
KEC International Limited	615	1,510
Kotak Mahindra Bank Ltd.	350	6,001
Larsen and Toubro Limited	285	3,031
Marico Limited	480	1,739
Maruti Suzuki India Ltd.	81	4,587
PI Industries Limited	176	2,724
Pidilite Industries Limited	195	3,481
Ramco Cements Ltd.	445	3,023
SRF Limited	114	4,184
Supreme Industries Ltd.	165	1,882
Tata Consultancy Services Limited	130	3,137
Titan Industries Ltd.	370	4,557
		148,264
Hong Kong 9.5%
Ajisen (China) Holdings Limited	7,982	1,930
Cafe de Coral Holdings Ltd.	1,356	2,224
FIH Mobile Limited (a) (b)	2,735	305
MicroPort Scientific Corporation (b)	2,676	6,028
Minth Group Limited	2,534	5,378
Sino Biopharmaceutical Limted (b)	7,047	9,246
Stella International Holdings Limited	3,095	3,250
Towngas China Co. Ltd.	5,584	2,763
Uni-President China Holdings Ltd	9,110	8,774
		39,898
Taiwan 0.2%
Hu Lane Associate Inc.	382	758
Total Common Stocks (cost $388,336)		382,675
SHORT TERM INVESTMENTS 10.4%
Investment Companies 8.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	35,711	35,711
Securities Lending Collateral 1.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	7,768	7,768
Total Short Term Investments (cost $43,479)		43,479
Total Investments 101.9% (cost $431,815)		426,154
Other Assets and Liabilities, Net (1.9)%		(8,117)
Total Net Assets 100.0%		418,037

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Diversified Dividend Fund
COMMON STOCKS 91.7%
Consumer Staples 23.7%
Anheuser-Busch InBev	194	8,611
Campbell Soup Company	492	22,711
Danone	76	4,881
General Mills, Inc.	606	32,006
Heineken NV	177	14,746
Kimberly-Clark Corporation	168	21,422
Kraft Heinz Foods Company	302	7,467
L'Oreal SA	45	11,936
Mondelez International, Inc. - Class A	320	16,035
Nestle SA	136	13,902
Procter & Gamble Co.	177	19,481
Sysco Corp.	164	7,475
The Coca-Cola Company	375	16,580
		197,253
Utilities 16.0%
American Electric Power Company, Inc.	132	10,554
Consolidated Edison, Inc.	117	9,091
Dominion Energy, Inc.	295	21,294
Duke Energy Corporation	127	10,311
Entergy Corporation	162	15,235
Exelon Corporation	524	19,304
PPL Corporation	831	20,507
Sempra Energy	129	14,604
SSE PLC	757	12,286
		133,186
Financials 12.1%
American Express Company	103	8,826
Comerica Inc.	170	4,980
Cullen/Frost Bankers Inc. (a)	114	6,366
Federated Investors, Inc. - Class B	118	2,240
Fifth Third Bancorp	485	7,209
KeyCorp	521	5,406
M&T Bank Corporation	146	15,060
The Hartford Financial Services Group, Inc.	570	20,093
The PNC Financial Services Group, Inc.	75	7,165
The Travelers Companies, Inc.	134	13,306
Zions Bancorp	391	10,470
		101,121
Industrials 9.7%
3M Company	70	9,549
ABB Ltd.	653	11,375
Cummins Inc.	60	8,171
Deere & Company	33	4,608
Emerson Electric Co.	74	3,528
Flowserve Corporation	463	11,057
General Dynamics Corporation	54	7,174
Pentair Public Limited Company	161	4,789
Raytheon Company	29	3,826
Siemens AG	93	7,908
United Parcel Service Inc. - Class B	92	8,556
		80,541
Health Care 8.9%
Bayer AG	206	11,903
Bristol-Myers Squibb Company	226	12,580
Eli Lilly & Co.	136	18,901
Johnson & Johnson	119	15,626
Merck & Co., Inc.	197	15,181
		74,191
Energy 5.0%
Baker Hughes, a GE Company, LLC - Class A	364	3,826
ConocoPhillips	299	9,199
Royal Dutch Shell PLC - Class B	252	4,217
Suncor Energy Inc.	462	7,363
Total SA	442	16,882
		41,487
Consumer Discretionary 4.4%
Columbia Sportswear Co.	67	4,682
Darden Restaurants Inc.	39	2,131
Harley-Davidson, Inc. (a)	412	7,794
Target Corporation	118	11,014
TJX Cos. Inc.	227	10,845
		36,466
Communication Services 4.2%
AT&T Inc.	720	20,980
BT Group Plc	754	1,096
Deutsche Telekom AG	671	8,652
Walt Disney Co.	43	4,118
		34,846
Materials 4.1%
Avery Dennison Corporation	43	4,421
BASF SE	122	5,831
DuPont de Nemours, Inc.	194	6,601
International Paper Company	250	7,779
Nutrien Ltd.	100	3,406
Sonoco Products Co.	137	6,330
		34,368
Information Technology 2.4%
Automatic Data Processing, Inc.	82	11,184
International Business Machines Corporation	78	8,603
		19,787
Real Estate 1.2%
Weyerhaeuser Company	600	10,171
Total Common Stocks (cost $942,308)		763,417
SHORT TERM INVESTMENTS 9.3%
Investment Companies 8.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	72,141	72,141
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	4,719	4,719
Total Short Term Investments (cost $76,860)		76,860
Total Investments 101.0% (cost $1,019,168)		840,277
Other Derivative Instruments (0.0)%		(245)
Other Assets and Liabilities, Net (1.0)%		(7,675)
Total Net Assets 100.0%		832,357

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Invesco Diversified Dividend Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	GSC	04/03/20	EUR	8,590	9,464	(33)
EUR/USD	SSB	04/03/20	EUR	5,174	5,701	(152)
USD/EUR	BOA	04/03/20	EUR	(21,198)	(23,354)	(7)
USD/EUR	RBC	04/03/20	EUR	(21,196)	(23,352)	(6)
USD/EUR	SSB	04/03/20	EUR	(3,094)	(3,409)	(47)
					(34,950)	(245)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Global Real Estate Fund
COMMON STOCKS 97.7%
United States of America 48.0%
Agree Realty Corporation (a)	228	14,125
Alexandria Real Estate Equities, Inc.	61	8,420
American Assets Trust, Inc.	127	3,175
American Homes 4 Rent - Class A	437	10,138
American Tower Corporation	9	1,929
Americold Realty Trust	281	9,554
Apartment Investment and Management Company - Class A	118	4,135
Apple Hospitality REIT, Inc.	350	3,211
AvalonBay Communities, Inc.	81	11,944
Boston Properties Inc.	286	26,416
Camden Property Trust	5	359
Caretrust REIT, Inc.	171	2,535
Crown Castle International Corp.	27	3,859
CubeSmart	112	2,990
Cyrusone LLC	104	6,401
DiamondRock Hospitality Co.	642	3,261
Digital Realty Trust Inc.	103	14,375
Duke Realty Corp.	171	5,545
EastGroup Properties Inc.	17	1,750
Equinix, Inc.	6	3,702
Equity Lifestyle Properties, Inc.	102	5,885
Equity Residential	165	10,174
Essential Properties Realty Trust, Inc.	498	6,503
Extra Space Storage Inc.	34	3,299
Federal Realty Investment Trust	143	10,697
Four Corners Property Trust, Inc.	37	697
Gaming and Leisure Properties, Inc.	61	1,688
Healthpeak Properties, Inc.	632	15,065
Hudson Pacific Properties Inc.	561	14,218
Invitation Homes Inc.	1,055	22,544
Kilroy Realty Corporation	67	4,251
Kimco Realty Corporation	502	4,852
Medical Properties Trust, Inc.	341	5,897
Mid-America Apartment Communities, Inc.	77	7,927
National Retail Properties, Inc.	269	8,664
Omega Healthcare Investors, Inc.	40	1,055
ProLogis Inc.	153	12,333
Public Storage	50	9,906
QTS Realty Trust, Inc. - Class A	44	2,580
Regency Centers Corp.	121	4,668
Retail Opportunity Investments Corp.	838	6,949
Rexford Industrial Realty, Inc.	239	9,784
RLJ III-EM Columbus Lessee, LLC	255	1,969
Simon Property Group, Inc.	76	4,169
STAG Industrial, Inc.	284	6,401
Sun Communities Inc.	119	14,868
Sunstone Hotel Investors Inc.	507	4,416
Terreno Realty Corporation	75	3,905
UDR, Inc.	571	20,880
Ventas, Inc.	354	9,499
VEREIT, Inc.	2,457	12,015
VICI Properties Inc. (a)	375	6,239
		391,821
Japan 10.4%
Activia Properties Inc.	1	4,532
Comforia Residential REIT, Inc	2	5,023
Daiwa House REIT Investment Corporation	3	6,866
Daiwa Office Investment Corporation	1	3,776
Daiwa Securities Living Investment Corporation	4	2,961
Japan Prime Realty Investment Corp.	1	3,649
Japan Real Estate Investment Corp.	1	7,052
LaSalle LOGIPORT REIT	4	5,601
Mitsui Fudosan Co. Ltd.	580	10,027
Mitsui Fudosan Logistics Park Investment Corporation	1	5,725
Mori Hills REIT Investment Corporation	2	2,678
Nippon Accommodations Fund Inc.	—	600
Nippon Building Fund Inc.	1	7,118
Nomura Real Estate Holdings, Inc.	229	3,704
Sumitomo Realty & Development Co. Ltd.	459	11,197
Tokyu Fudosan Holdings Corporation	864	4,148
		84,657
Hong Kong 9.6%
China Jinmao Holdings Group Limited	3,780	2,427
China Overseas Land & Investment Ltd.	1,720	5,321
China Resources Land Ltd.	2,044	8,413
CK Asset Holdings Limited	1,102	6,219
Hang Lung Properties Ltd.	6,155	12,513
Kerry Properties Ltd.	354	928
Link Real Estate Investment Trust	175	1,473
Longfor Group Holdings Limited	875	4,270
New World Development Ltd.	9,758	10,451
Shimao Property Holdings Limited	2,023	7,077
Sun Hung Kai Properties Ltd.	1,242	16,336
Wharf Holdings Ltd. (a)	718	1,261
Yuexiu Property Co. Ltd.	8,756	1,570
		78,259
Germany 5.6%
Aroundtown SA	985	4,926
DW Property Invest GmbH	235	8,969
Vonovia SE	641	31,631
		45,526
Singapore 3.4%
Ascendas India Trust (b)	1,067	914
Ascendas REIT	2,198	4,343
CapitaLand Ltd.	3,633	7,266
CapitaLand Retail China Trust Management Limited	2,332	1,992
City Developments Ltd.	853	4,327
Keppel DC REIT Management Pte. Ltd.	2,183	3,486
Mapletree Industrial Trust	1,244	2,102
Mapletree Logistics Trust Management Ltd.	2,411	2,654
Mapletree North Asia Commercial Trust Management Ltd.	301	170
		27,254
United Kingdom 3.2%
Assura PLC	5,999	6,240
Big Yellow Group PLC	257	3,197
Derwent London PLC	103	4,153
GCP Student Living PLC	1,188	1,968
Land Securities Group PLC	508	3,502
Tritax Big Box Reit PLC	3,098	4,324
Workspace Group PLC	311	2,937
		26,321
Australia 2.7%
Charter Hall WALE Limited	1,136	3,053
DEXUS Funds Management Limited	1,343	7,476
Goodman Funding Pty Ltd	572	4,262
Mirvac Group	3,363	4,285
Scentre Group Limited	2,694	2,589
		21,665
Canada 2.6%
Allied Properties REIT	208	6,616
Canadian Apartment Properties REIT	144	4,339
H&R Real Estate Investment Trust	155	985
Killam Apartment Real Estate Investment Trust	420	4,706
SmartCentres Real Estate Investment Trust	355	4,748
		21,394
China 2.1%
China Aoyuan Group Limited	450	521
China SCE Group Holdings Limited	3,560	1,578
CIFI Holdings (Group) Co. Ltd.	5,360	3,851
Dragon Delight Holdings Company Limited	1,726	2,649
Guangzhou Times Holdings Group Co., Ltd.	1,087	1,805
Ronshine China Holdings Limited	752	730
Shenzhen Investment Ltd.	2,228	691
Sunac China Holdings Limited	1,223	5,634
		17,459
Sweden 1.9%
Fabege AB	714	9,108
Wihlborgs Fastigheter AB	462	6,399
		15,507

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
France 1.7%
Gecina SA	70	9,337
Icade SA	58	4,589
		13,926
Belgium 1.0%
Cofinimmo	40	5,236
MONTEA (c)	34	3,109
		8,345
Philippines 1.0%
Altus San Nicolas Corp (c) (d)	34	3
Ayala Land Inc.	4,458	2,633
Megaworld Corp.	47,369	2,322
SM Prime Holdings Inc.	5,771	3,199
		8,157
Luxembourg 1.0%
Grand City Properties S.A.	380	8,016
Thailand 1.0%
Central Pattana Public Company Limited	6,026	7,815
Spain 0.9%
Inmobiliaria Colonial, Socimi, S.A.	439	4,168
Merlin Properties, Socimi, S.A.	435	3,288
		7,456
Brazil 0.6%
BR Malls Participacoes S.A	665	1,267
Br Properties SA (c)	990	1,736
Cyrela Brazil Realty SA	501	1,400
MRV Engenharia e Participacoes S.A	285	662
		5,065
South Africa 0.5%
Growthpoint Properties Ltd	2,265	1,633
Redefine Properties Opco (Proprietary) Limited	15,229	2,021
Sa Corporate Real Estate (a)	5,677	360
		4,014
Mexico 0.2%
Cibanco, S.A., Institucion de Banca Multiple	732	813
Cibanco, S.A., Institucion de Banca Multiple	1,339	1,118
		1,931
United Arab Emirates 0.1%
Emaar Development LLC	1,442	851
Indonesia 0.1%
Bumi Serpong Damai, PT Tbk (c)	5,955	245
PT Pakuwon Jati Tbk	27,327	514
		759
India 0.1%
Oberoi Realty Limited	157	686
Malta 0.0%
BGP Holdings PLC (c) (d)	5,552	4
Total Common Stocks (cost $965,442)		796,888
SHORT TERM INVESTMENTS 3.7%
Investment Companies 1.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	15,067	15,067
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	14,898	14,898
Total Short Term Investments (cost $29,965)		29,965
Total Investments 101.4% (cost $995,407)		826,853
Other Assets and Liabilities, Net (1.4)%		(11,060)
Total Net Assets 100.0%		815,793

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Non-income producing security.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Invesco Global Real Estate Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	MSC	04/01/20	ZAR	4,938	277	(4)
ZAR/USD	CIT	04/02/20	ZAR	5,140	289	2
ZAR/USD	BOA	04/03/20	ZAR	5,608	315	2
					881	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco International Growth Fund
COMMON STOCKS 94.9%
Japan 11.9%
Asahi Breweries Ltd.	468	15,212
Fanuc Ltd.	76	10,245
Hoya Corp.	215	18,312
Kao Corp.	171	14,005
Keyence Corp.	35	11,108
Koito Manufacturing Co. Ltd.	207	6,972
Komatsu Ltd.	603	9,863
SMC Corp.	33	13,773
		99,490
Germany 9.6%
Allianz SE	118	20,233
Beiersdorf AG	79	8,067
Deutsche Boerse AG	141	19,403
Knorr - Bremse Aktiengesellschaft	83	7,365
SAP SE	231	25,605
		80,673
Switzerland 8.7%
Alcon AG (a)	199	10,197
Kühne + Nagel International AG	114	15,566
Logitech International S.A.	125	5,408
Nestle SA	151	15,431
Novartis AG	220	18,082
Roche Holding AG	26	8,360
		73,044
United States of America 7.9%
Booking Holdings Inc. (a)	8	11,311
Broadcom Inc.	77	18,335
Philip Morris International Inc.	289	21,094
Yum China Holdings, Inc.	356	15,195
		65,935
China 7.5%
Alibaba Group Holding Limited - ADS (a)	118	22,934
Kweichow Moutai Co. Ltd. - Class A	35	5,427
New Oriental Education & Technology Group - ADR (a)	98	10,633
Tencent Holdings Limited	253	12,453
Wuliangye Yibin Co., Ltd. - Class A	711	11,557
		63,004
France 6.7%
Bureau Veritas	454	8,598
Cie Generale d'Optique Essilor International SA	102	10,914
LVMH Moet Hennessy Louis Vuitton SE	15	5,612
Pernod-Ricard SA	69	9,857
Schneider Electric SE (a)	199	16,924
VINCI	52	4,265
		56,170
Canada 5.1%
Canadian National Railway Co.	227	17,742
CGI Inc. (a)	342	18,472
Suncor Energy Inc.	440	7,010
		43,224
Netherlands 5.1%
ASML Holding	26	6,773
ING Groep N.V.	1,344	6,993
Prosus N.V. (a)	151	10,570
Wolters Kluwer NV	259	18,272
		42,608
United Kingdom 5.0%
British American Tobacco P.L.C.	337	11,506
Informa Switzerland Limited	378	2,059
Linde Public Limited Company	48	8,347
Relx PLC	918	19,716
		41,628
Hong Kong 4.0%
AIA Group Limited	1,417	12,770
China Mengniu Dairy Company Limited	1,846	6,365
Galaxy Entertainment Group Ltd.	2,685	14,263
		33,398
Italy 2.9%
Exor Nederland N.V.	94	4,921
Finecobank Banca Fineco SPA	1,906	17,518
Mediobanca SpA	384	2,123
		24,562
South Korea 2.6%
NAVER Corp.	65	8,958
Samsung Electronics Co. Ltd.	335	13,027
		21,985
Mexico 2.5%
Fomento Economico Mexicano SAB de CV - ADR (b)	163	9,859
Wal - Mart de Mexico, S.A.B. de C.V.	4,832	11,412
		21,271
Sweden 2.5%
Investor AB - Class B	462	21,017
Denmark 2.5%
Carlsberg A/S - Class B	120	13,531
Novo Nordisk A/S - Class B	120	7,188
		20,719
Taiwan 2.2%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,057	18,628
Brazil 1.9%
B3 S.A. - Brasil, Bolsa, Balcao	1,528	10,495
Banco Bradesco S.A. - ADR (b)	1,345	5,462
		15,957
Australia 1.7%
Amcor Ltd.	1,162	9,308
CSL Ltd.	27	4,802
		14,110
Ireland 1.5%
Icon Public Limited Company (a) (b)	93	12,592
Singapore 1.4%
United Overseas Bank Ltd.	864	11,747
Spain 0.9%
Amadeus IT Group SA	156	7,415
India 0.8%
HDFC Bank Limited - ADR	171	6,571
Total Common Stocks (cost $830,864)		795,748
SHORT TERM INVESTMENTS 4.3%
Investment Companies 4.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	34,025	34,025
Securities Lending Collateral 0.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	2,481	2,481
Total Short Term Investments (cost $36,506)		36,506
Total Investments 99.2% (cost $867,370)		832,254
Other Assets and Liabilities, Net 0.8%		6,646
Total Net Assets 100.0%		838,900

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Invesco Small Cap Growth Fund
COMMON STOCKS 99.0%
Health Care 30.4%
10X Genomics, Inc. (a)	164	10,218
ABCAM PLC	777	11,023
Agios Pharmaceuticals, Inc. (a)	260	9,227
AtriCure, Inc. (a)	315	10,567
Avantor, Inc. (a)	174	2,173
Bio-Techne Corporation	105	19,827
Bruker Corp.	275	9,855
Caredx, Inc. (a) (b)	534	11,648
Catalent Inc. (a)	442	22,985
Chemed Corporation	52	22,409
DexCom Inc. (a)	102	27,544
Encompass Health Corporation	249	15,931
Haemonetics Corp. (a)	95	9,504
Halozyme Therapeutics, Inc. (a) (b)	697	12,533
Horizon Therapeutics Public Limited Company (a)	387	11,456
Integer Holdings Corporation (a)	69	4,341
iRhythm Technologies Inc. (a)	144	11,684
LHC Group, Inc. (a)	101	14,185
Masimo Corp. (a)	91	16,186
Mesa Laboratories, Inc.	57	12,840
Natera, Inc. (a)	330	9,864
Neogenomics Laboratories, Inc. (a)	439	12,125
Neurocrine Biosciences, Inc. (a)	133	11,542
Nevro Corp. (a)	125	12,447
Penumbra, Inc. (a)	91	14,676
PRA Health Sciences, Inc. (a)	137	11,352
Repligen Corporation (a)	270	26,056
Sage Therapeutics Inc. (a)	189	5,434
Sarepta Therapeutics, Inc. (a)	91	8,893
Syneos Health, Inc. - Class A (a)	350	13,812
Tandem Diabetes Care Inc. (a)	231	14,876
		407,213
Information Technology 26.2%
Anaplan, Inc. (a)	276	8,345
Aspen Technology, Inc. (a)	105	9,984
Avalara, Inc.	92	6,865
Black Knight, Inc. (a)	148	8,575
Blackline, Inc. (a)	262	13,758
Enphase Energy, Inc. (a)	285	9,215
Fabrinet (a)	211	11,521
Fair Isaac Corporation (a)	43	13,298
Guidewire Software, Inc. (a)	150	11,919
HubSpot Inc. (a)	81	10,844
II-VI Incorporated (a) (b)	287	8,193
IPG Photonics Corporation (a)	83	9,098
KBR, Inc.	606	12,538
Lattice Semiconductor Corp. (a)	733	13,056
Littelfuse Inc.	83	11,108
LivePerson, Inc. (a) (b)	353	8,021
MKS Instruments, Inc.	124	10,096
Monolithic Power Systems Inc.	79	13,218
Nuance Communications, Inc. (a)	616	10,344
OSI Systems Inc. (a)	116	7,973
Pegasystems Inc.	186	13,234
Power Integrations Inc.	138	12,231
Q2 Holdings, Inc. (a)	317	18,719
Qualys, Inc. (a)	162	14,131
RealPage, Inc. (a)	313	16,541
SailPoint Technologies Holdings, Inc. (a)	536	8,152
Semtech Corp. (a)	347	13,026
Silicon Laboratories Inc. (a)	184	15,747
Trimble Inc. (a)	373	11,872
Zebra Technologies Corp. - Class A (a)	52	9,469
Zendesk, Inc. (a)	156	9,957
		351,048
Industrials 13.6%
AECOM (a)	341	10,189
Aerojet Rocketdyne Holdings, Inc. (a)	234	9,774
Armstrong World Industries, Inc.	129	10,211
Brink's Co.	214	11,155
BWXT Government Group, Inc.	213	10,384
Clarivate Analytics PLC (a)	536	11,128
Clean Harbors Inc. (a)	207	10,602
Cubic Corp.	175	7,208
Evoqua Water Technologies Corp. (a)	710	7,963
Generac Holdings Inc. (a)	110	10,246
ITT Industries Holdings, Inc.	193	8,742
John Bean Technologies Corp.	139	10,286
Kennametal Inc.	282	5,254
Knight-Swift Transportation Holdings Inc. - Class A	207	6,791
Mercury Systems Inc. (a)	146	10,417
MSA Safety Inc.	29	2,951
Nordson Corp.	79	10,692
Old Dominion Freight Line Inc.	56	7,299
SiteOne Landscape Supply, Inc. (a)	96	7,043
Timken Co.	247	7,997
Welbilt Inc. (a)	1,136	5,825
		182,157
Consumer Discretionary 12.9%
Adtalem Global Education Inc. (a)	146	3,901
Bright Horizons Family Solutions Inc. (a)	119	12,117
Brunswick Corp.	222	7,840
Dunkin' Brands Group Inc.	174	9,232
Eldorado Resorts, Inc. (a)	320	4,613
ETSY, Inc. (a)	265	10,193
Five Below, Inc. (a)	122	8,620
Floor & Decor Holdings Inc. (a)	279	8,958
Fox Factory Holding Corp. (a)	187	7,862
G-III Apparel Group, Ltd. (a)	284	2,187
IAA Spinco Inc. (a)	276	8,281
Jack in the Box Inc.	104	3,639
KAR Auction Services, Inc.	486	5,826
Ollie's Bargain Outlet Holdings Inc. (a)	163	7,552
Penn National Gaming Inc. (a) (b)	645	8,163
Pool Corporation	55	10,862
Steven Madden Ltd.	310	7,197
Strategic Education, Inc.	73	10,227
Texas Roadhouse Inc.	264	10,900
The Wendy's Company	610	9,076
Visteon Corporation (a)	105	5,029
Wingstop Inc.	137	10,946
		173,221
Financials 5.8%
Cboe Global Markets, Inc.	116	10,308
eHealth, Inc. (a)	166	23,409
Hanover Insurance Group Inc.	14	1,302
LPL Financial Holdings Inc.	218	11,842
MarketAxess Holdings Inc.	31	10,296
Morningstar Inc.	87	10,114
SVB Financial Group (a)	69	10,407
		77,678
Materials 3.1%
Axalta Coating Systems Ltd. (a)	553	9,557
Berry Global Group, Inc. (a)	209	7,056
Element Solutions, Inc. (a)	1,045	8,740
Ingevity Corporation (a)	169	5,955
Martin Marietta Materials Inc.	51	9,711
		41,019
Communication Services 2.9%
Cogent Communications Group, Inc.	138	11,326
IMAX Corporation (a)	291	2,633
Iridium Communications Inc. (a)	542	12,109
Lyft, Inc. (a)	361	9,703
Take-Two Interactive Software Inc. (a)	24	2,861
		38,632
Real Estate 2.2%
CoreSite Realty Corporation	160	18,527
EastGroup Properties Inc.	106	11,119
		29,646
Consumer Staples 1.6%
Boston Beer Co. Inc. - Class A (a)	28	10,326

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Lancaster Colony Corp.	76	11,005
		21,331
Energy 0.3%
Parsley Energy Inc. - Class A	753	4,312
Total Common Stocks (cost $1,312,108)		1,326,257
SHORT TERM INVESTMENTS 2.2%
Investment Companies 1.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	14,950	14,950
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	14,083	14,083
Total Short Term Investments (cost $29,033)		29,033
Total Investments 101.2% (cost $1,341,141)		1,355,290
Other Assets and Liabilities, Net (1.2)%		(15,567)
Total Net Assets 100.0%		1,339,723

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Global Allocation Fund
COMMON STOCKS 24.7%
Information Technology 5.2%
Advanced Micro Devices, Inc. (a)	1	50
Amphenol Corporation - Class A	—	17
Analog Devices, Inc.	—	32
Apple Inc. (b)	1	228
Arista Networks, Inc. (a)	—	15
Arrow Electronics, Inc. (a)	—	18
ASML Holding	—	77
Automatic Data Processing, Inc.	—	35
Booz Allen Hamilton Holding Corporation - Class A	1	34
Cisco Systems, Inc.	1	34
CommScope Holding Company, Inc. (a)	2	20
Enphase Energy, Inc. (a)	1	14
Entegris, Inc.	—	18
Fidelity National Information Services, Inc.	—	36
Fiserv, Inc. (a) (b)	1	84
Global Payments Inc.	—	53
Hewlett Packard Enterprise Company	1	7
IHS Markit Ltd.	—	22
Intuit Inc.	—	55
Keyence Corp.	—	32
Keysight Technologies, Inc. (a)	—	26
Lam Research Corp.	—	31
MasterCard Incorporated - Class A	—	162
Medallia, Inc. (a)	1	12
Microchip Technology Incorporated	—	9
Microsoft Corporation (b)	3	448
MongoDB, Inc. - Class A (a)	—	10
NVIDIA Corporation	—	124
NXP Semiconductors N.V.	—	3
Paypal Holdings, Inc. (a)	1	52
Qualcomm Incorporated	1	54
RingCentral, Inc. - Class A (a)	—	19
Salesforce.Com, Inc. (a)	—	96
Samsung Electronics Co. Ltd.	1	22
ServiceNow, Inc. (a)	—	30
Slack Technologies, Inc. - Class A (a)	—	7
Splunk Inc. (a)	—	14
Spotify Technology S.A. (a)	—	22
Synopsys Inc. (a)	—	23
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2	77
Texas Instruments Incorporated	1	97
The Trade Desk, Inc. - Class A (a)	—	25
Twilio Inc. - Class A (a)	—	1
Visa Inc. - Class A	—	9
Workday, Inc. - Class A (a)	—	16
Xilinx, Inc.	—	14
Zebra Technologies Corp. - Class A (a)	—	30
Zscaler, Inc. (a)	—	19
		2,333
Financials 4.0%
Alleghany Corporation	—	17
Allianz SE	—	48
American Express Company (b)	1	36
American International Group, Inc.	1	19
Bank of America Corporation (b)	6	124
Berkshire Hathaway Inc. - Class B (a)	1	90
BlackRock, Inc.	—	98
Capital One Financial Corporation	1	51
Chubb Limited	—	30
Citigroup Inc.	2	89
Citizens Financial Group Inc.	2	28
Credicorp Ltd.	—	27
East West Bancorp, Inc.	—	7
Erste Group Bank AG	1	18
Fairfax Financial Holdings Limited	—	18
Fifth Third Bancorp	1	14
First Republic Bank	1	44
Grupo Financiero Banorte SAB de CV - Class O	6	16
Intercontinental Exchange, Inc.	1	74
Invesco Ltd.	1	7
KeyCorp	3	25
Loews Corp.	2	66
M&T Bank Corporation	1	45
Marsh & McLennan Companies, Inc.	—	23
Morgan Stanley	4	107
NASDAQ Inc.	—	23
Northern Trust Corp.	—	25
Progressive Corp.	2	82
Prudential Financial Inc.	—	9
S&P Global Inc.	—	35
Shopify Inc. - Class A (a)	—	12
T. Rowe Price Group, Inc.	1	46
The Charles Schwab Corporation	2	79
The Hartford Financial Services Group, Inc.	1	24
The PNC Financial Services Group, Inc.	1	67
The Travelers Companies, Inc.	1	55
Tokio Marine Holdings Inc.	1	41
Truist Financial Corporation	1	38
U.S. Bancorp	1	33
Wells Fargo & Company	2	59
Zurich Insurance Group AG	—	36
		1,785
Health Care 3.9%
AbbVie Inc.	2	72
Acadia Healthcare Company, Inc. (a)	1	8
Alexion Pharmaceuticals, Inc. (a)	—	29
Allergan Public Limited Company	—	37
AmerisourceBergen Corporation	—	27
Amgen Inc.	—	58
Boston Scientific Corporation (a)	2	56
Bristol-Myers Squibb Company	2	131
Catalent Inc. (a)	1	25
Cigna Holding Company	1	152
DexCom Inc. (a)	—	31
Eli Lilly & Co.	—	57
Exact Sciences Corporation (a)	—	17
Exelixis, Inc. (a)	1	18
HCA Healthcare, Inc.	—	17
Illumina, Inc. (a)	—	22
Intercept Pharmaceuticals, Inc. (a)	—	8
Intuitive Surgical, Inc. (a)	—	22
Jazz Pharmaceuticals Public Limited Company (a)	—	19
Johnson & Johnson	1	72
McKesson Corporation	1	60
Medtronic Public Limited Company	—	31
Merck & Co., Inc.	1	52
Mettler-Toledo International Inc. (a)	—	7
Novartis AG	1	55
Novo Nordisk A/S - Class B	1	60
Pfizer Inc.	2	66
Regeneron Pharmaceuticals, Inc. (a)	—	57
Sage Therapeutics Inc. (a)	—	3
Teladoc Health, Inc. (a)	—	42
Thermo Fisher Scientific Inc.	—	37
UnitedHealth Group Incorporated (b)	2	323
Veeva Systems Inc. - Class A (a)	—	14
Vertex Pharmaceuticals Incorporated (a)	—	42
Zimmer Biomet Holdings, Inc.	1	47
		1,774
Consumer Discretionary 2.9%
Adidas AG	—	35
Alibaba Group Holding Limited - ADS (a)	—	62
Amazon.com, Inc. (a) (b)	—	407
AutoZone, Inc. (a)	—	41
Best Buy Co., Inc.	—	20
Booking Holdings Inc. (a)	—	47
Brinker International Inc.	1	7
Columbia Sportswear Co.	—	18
Gap Inc.	1	8
Garmin Ltd.	—	28
Hilton Worldwide Holdings Inc.	—	7
Industria de Diseno Textil, S.A.	1	21
Kohl's Corporation	1	11

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Las Vegas Sands Corp.	—	12
Lululemon Athletica Inc. (a)	—	18
LVMH Moet Hennessy Louis Vuitton SE	—	47
Murphy USA Inc. (a)	—	21
National Vision Holdings, Inc. (a)	1	9
Newell Brands Inc.	1	14
Nordstrom Inc.	1	12
O'Reilly Automotive, Inc. (a)	—	85
Ross Stores Inc.	1	39
Tesla Inc. (a)	—	114
The Home Depot, Inc.	1	164
Toyota Motor Corp.	1	54
Tractor Supply Co.	—	22
		1,323
Communication Services 2.1%
Alphabet Inc. - Class A (a)	—	30
Alphabet Inc. - Class C (a) (b)	—	302
Altice USA, Inc. - Class A (a)	—	3
Charter Communications, Inc. - Class A (a)	—	104
Comcast Corporation - Class A	2	69
Discovery, Inc. - Class A (a)	1	23
Discovery, Inc. - Class C (a)	1	14
Dish Network Corporation - Class A (a)	1	20
Entercom Communications Corp. - Class A	4	6
Facebook, Inc. - Class A (a)	—	28
Lyft, Inc. (a)	1	33
Netflix, Inc. (a)	—	100
New York Times Co. - Class A	1	19
Nexstar Media Group, Inc. - Class A	—	20
Nippon Telegraph & Telephone Corp.	2	43
Take-Two Interactive Software Inc. (a)	—	36
Uber Technologies, Inc. (a)	1	21
Verizon Communications Inc. (b)	1	69
ViacomCBS Inc. - Class B	1	13
		953
Industrials 2.1%
Airbus SE	1	32
Alstom	1	33
AMETEK, Inc.	—	25
Canadian Pacific Railway Limited	—	21
Carlisle Cos. Inc.	—	21
Copart Inc. (a)	—	20
Delta Air Lines Inc.	1	32
Dover Corporation	—	35
Equifax Inc.	—	10
Fortune Brands Home & Security, Inc.	1	22
FTI Consulting Inc. (a)	—	30
Generac Holdings Inc. (a)	—	33
General Dynamics Corporation	—	16
Honeywell International Inc.	1	113
Illinois Tool Works Inc.	—	30
Ingersoll Rand Inc. (a)	1	13
Middleby Corp. (a)	—	14
Nordson Corp.	—	21
Norfolk Southern Corporation	—	59
Old Dominion Freight Line Inc.	—	29
Safran	—	18
Schneider Electric SE (a)	1	70
Southwest Airlines Co.	1	16
Stanley Black & Decker Inc.	—	56
Trane Technologies Public Limited Company	—	26
Union Pacific Corporation	—	35
United Technologies Corporation	—	38
VINCI	1	48
Waste Connections, Inc.	1	36
		952
Consumer Staples 1.2%
Campbell Soup Company	—	6
Coty Inc. - Class A	2	10
Diageo PLC	2	52
Energizer Holdings, Inc.	1	23
Keurig Dr Pepper Inc.	1	17
Mondelez International, Inc. - Class A	—	17
Nestle SA	1	91
Philip Morris International Inc.	1	36
Post Holdings, Inc. (a)	—	32
Procter & Gamble Co.	2	113
The Coca-Cola Company	2	87
Walgreens Boots Alliance, Inc.	1	38
		522
Utilities 1.0%
American Electric Power Company, Inc.	1	61
Duke Energy Corporation	—	25
Edison International	—	20
Enel SpA	2	14
Entergy Corporation	—	20
Iberdrola, Sociedad Anonima	2	20
NextEra Energy, Inc. (b)	—	144
Orsted A/S	—	18
Xcel Energy Inc.	2	111
		433
Materials 0.8%
AdvanSix Inc. (a)	1	4
Air Products and Chemicals, Inc.	—	20
Avery Dennison Corporation	—	24
Ball Corporation	1	70
Graphic Packaging Holding Company	2	25
Linde Public Limited Company	—	19
Martin Marietta Materials Inc.	—	42
Packaging Corporation of America	—	30
Rio Tinto PLC	2	67
Sherwin-Williams Co.	—	30
Vulcan Materials Co.	—	22
Westrock Company, Inc.	1	23
		376
Energy 0.8%
BP P.L.C.	6	26
Cabot Oil & Gas Corp.	1	20
Chevron Corporation	2	124
ConocoPhillips	1	40
Diamondback Energy, Inc.	1	13
EQT Corporation	2	14
Equitrans Midstream Corp.	2	10
Kinder Morgan, Inc.	2	29
Marathon Petroleum Corporation	1	22
PBF Energy Inc. - Class A	1	6
Phillips 66	1	23
Pioneer Natural Resources Co.	—	14
The Williams Companies, Inc.	2	29
		370
Real Estate 0.7%
American Homes 4 Rent - Class A	1	22
AvalonBay Communities, Inc.	—	10
Brixmor Property Group Inc.	2	14
CBRE Group, Inc. - Class A (a)	1	51
EastGroup Properties Inc.	—	12
Federal Realty Investment Trust	—	17
Kimco Realty Corporation	1	12
Mid-America Apartment Communities, Inc.	—	30
OUTFRONT Media Inc.	1	17
ProLogis Inc.	1	65
Public Storage	—	49
Rayonier Inc.	1	24
Weyerhaeuser Company	1	12
		335
Total Common Stocks (cost $12,922)		11,156
INVESTMENT COMPANIES 22.6%
JPMorgan Emerging Markets Equity Fund - Class R6 (c)	104	2,655
JPMorgan Emerging Markets Strategic Debt Fund - Class R6 (c)	126	872
JPMorgan High Yield Fund - Class R6 (c)	214	1,330
JPMorgan International Unconstrained Equity Fund - Class R6 (c)	181	3,250
JPMorgan Managed Income Fund - Class L (c)	214	2,122
Total Investment Companies (cost $11,701)		10,229

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
GOVERNMENT AND AGENCY OBLIGATIONS 20.3%
Sovereign 14.3%
Bundesrepublik Deutschland
1.00%, 08/15/24, EUR (d)	115	137
0.25%, 02/15/29, EUR (d)	160	189
4.00%, 01/04/37, EUR (d)	9	17
3.25%, 07/04/42, EUR (d)	27	52
2.50%, 08/15/46, EUR (d)	38	70
1.25%, 08/15/48, EUR (d)	3	4
0.00%, 08/15/50, EUR (e)	19	21
Cabinet Office, Government of Japan
0.10%, 06/20/21, JPY	23,050	215
0.80%, 06/20/22, JPY	20,450	194
0.60%, 12/20/23 - 12/20/37, JPY	35,650	343
0.10%, 09/20/24 - 12/20/29, JPY	42,000	395
2.10%, 03/20/30, JPY	9,750	109
1.50%, 03/20/34, JPY	3,800	41
1.20%, 03/20/35, JPY	6,200	65
1.30%, 06/20/35, JPY	6,800	73
0.70%, 03/20/37, JPY	4,800	48
2.00%, 03/20/42, JPY	5,450	68
1.90%, 09/20/42, JPY	8,150	101
1.40%, 09/20/34 - 03/20/55, JPY	15,800	180
0.40%, 12/20/49, JPY	16,000	147
2.20%, 09/20/26 - 03/20/50, JPY	12,750	143
0.90%, 03/20/57, JPY	8,450	91
Canada, Government of
1.75%, 03/01/23, CAD	48	35
1.50%, 06/01/26, CAD	10	7
2.00%, 06/01/28, CAD	1	1
2.25%, 06/01/29, CAD	19	15
5.00%, 06/01/37, CAD	6	7
3.50%, 12/01/45, CAD	9	9
2.75%, 12/01/48 - 12/01/64, CAD	18	17
Commonwealth of Australia
2.00%, 12/21/21, AUD	26	16
2.75%, 04/21/24, AUD	15	10
4.75%, 04/21/27, AUD (d)	21	17
2.25%, 05/21/28, AUD (d)	96	66
3.75%, 04/21/37, AUD (d)	21	18
3.00%, 03/21/47, AUD (d)	12	10
Danmarks Nationalbank
3.00%, 11/15/21, DKK	30	5
1.50%, 11/15/23, DKK	28	4
1.75%, 11/15/25, DKK	18	3
0.50%, 11/15/27, DKK	45	7
0.50%, 11/15/29, DKK (d)	31	5
4.50%, 11/15/39, DKK	61	17
Estado Espanol
1.15%, 07/30/20, EUR	140	155
0.40%, 04/30/22, EUR	66	74
3.80%, 04/30/24, EUR (d)	2	3
0.25%, 07/30/24, EUR	32	35
2.75%, 10/31/24, EUR	106	130
1.60%, 04/30/25, EUR (d)	28	33
1.95%, 04/30/26, EUR (d)	24	29
1.45%, 10/31/27 - 04/30/29, EUR	34	40
1.40%, 07/30/28, EUR (d)	52	61
0.60%, 10/31/29, EUR	19	21
0.50%, 04/30/30, EUR (d)	40	43
2.35%, 07/30/33, EUR	3	4
4.20%, 01/31/37, EUR (d)	16	26
4.70%, 07/30/41, EUR	14	25
2.70%, 10/31/48, EUR (d)	32	45
3.45%, 07/30/66, EUR	4	7
Federale Overheidsdienst Kanselarij van de Eerste Minister
2.60%, 06/22/24, EUR (d)	13	16
1.00%, 06/22/26, EUR (d)	14	17
0.80%, 06/22/28, EUR (d)	27	32
3.00%, 06/22/34, EUR (d)	15	23
1.90%, 06/22/38, EUR (d)	14	19
3.75%, 06/22/45, EUR (d)	5	9
1.60%, 06/22/47, EUR (d)	5	7
1.70%, 06/22/50, EUR	12	16
2.25%, 06/22/57, EUR	3	5
2.15%, 06/22/66, EUR (d)	2	3
HM Treasury
4.00%, 03/07/22, GBP (d)	48	64
0.75%, 07/22/23, GBP (d)	28	35
2.75%, 09/07/24, GBP (d)	45	62
0.63%, 06/07/25, GBP	11	14
1.50%, 07/22/26, GBP	1	1
0.88%, 10/22/29, GBP	68	89
4.25%, 12/07/27 - 03/07/36, GBP (d)	44	77
1.75%, 09/07/37, GBP (d)	13	19
4.75%, 12/07/38, GBP	14	30
3.25%, 01/22/44, GBP (d)	12	23
4.25%, 12/07/46, GBP	13	29
1.50%, 07/22/47, GBP (d)	19	27
3.75%, 07/22/52, GBP (d)	9	21
1.75%, 01/22/49 - 07/22/57, GBP	80	124
2.50%, 07/22/65, GBP (d)	15	31
3.50%, 01/22/45 - 07/22/68, GBP (d)	32	73
OSMTH Of the Kingdom Of Sweden
1.50%, 11/13/23, SEK (d)	35	4
2.50%, 05/12/25, SEK (d)	35	4
0.75%, 05/12/28, SEK	65	7
2.25%, 06/01/32, SEK (d)	15	2
3.50%, 06/01/22 - 03/30/39, SEK (d)	50	6
Republique Francaise Presidence
2.25%, 05/25/24, EUR (d)	68	83
0.75%, 05/25/28 - 11/25/28, EUR (d)	49	58
0.50%, 05/25/26 - 05/25/29, EUR (d)	168	194
1.25%, 05/25/34, EUR (d)	35	44
4.75%, 04/25/35, EUR (d)	22	40
3.25%, 05/25/45, EUR (d)	26	46
2.00%, 05/25/48, EUR	9	13
1.50%, 05/25/50, EUR (d)	36	47
4.00%, 04/25/55 - 04/25/60, EUR	9	20
1.75%, 06/25/39 - 05/25/66, EUR (d)	25	35
Segretariato Generale Della Presidenza Della Repubblica
0.70%, 05/01/20, EUR (d)	180	198
4.00%, 09/01/20, EUR	110	123
0.20%, 10/15/20, EUR (d)	176	194
0.45%, 06/01/21, EUR (d)	74	82
1.00%, 07/15/22, EUR (d)	8	9
0.05%, 01/15/23, EUR	50	54
1.85%, 05/15/24, EUR	92	106
0.35%, 02/01/25, EUR	31	33
2.00%, 12/01/25, EUR	21	24
1.60%, 06/01/26, EUR	57	65
3.00%, 08/01/29, EUR (d)	22	27
1.35%, 04/15/22 - 04/01/30, EUR	101	112
2.45%, 09/01/33, EUR	15	18
2.25%, 09/01/36, EUR (d)	35	40
4.00%, 02/01/37, EUR (d)	20	28
3.45%, 03/01/48, EUR (d)	27	36
3.85%, 09/01/49, EUR (d)	24	34
2.80%, 12/01/28 - 03/01/67, EUR	62	76
Staat der Nederlanden
4.00%, 01/15/37, EUR (d)	9	17
		6,448
U.S. Treasury Note 3.1%
Treasury, United States Department of
2.50%, 01/31/21 (b)	1,377	1,403
Collateralized Mortgage Obligations 2.4%
Fannie Mae Connecticut Avenue Securities
Series 2019-2M2-R04, 3.05%, (1M USD LIBOR + 2.10%), 06/25/25 (f)	500	405
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.85%, (1M USD LIBOR + 5.90%), 04/25/23 (f)	420	409
Series 2017-2M2-C07, REMIC, 3.45%, (1M USD LIBOR + 2.50%), 05/28/30 (f)	359	287
		1,101

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Commercial Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corporation
Interest Only, Series X1-K094, REMIC, 0.88%, 06/25/29 (f)	1,275	85
Interest Only, Series X3-K094, REMIC, 2.12%, 07/25/47 (f)	589	82
		167
Treasury Inflation Indexed Securities 0.1%
Republique Francaise Presidence
0.10%, 03/01/29, EUR (d) (g)	17	20
Segretariato Generale Della Presidenza Della Repubblica
0.40%, 05/15/30, EUR (d) (g)	15	15
		35
Total Government And Agency Obligations (cost $9,432)		9,154
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 10.2%
COMM Mortgage Trust
Series 2015-C-LC23, REMIC, 4.65%, 10/10/25 (f)	500	460
Series 2014-D-UBS5, REMIC, 3.50%, 09/12/24	200	132
Consumer Loan Underlying Bond (Club) Credit Trust
Series 2018-C-NP1, REMIC, 4.74%, 07/15/20	283	283
CWMBS, Inc.
Series 2005-A36-24, REMIC, 5.50%, 11/25/35	536	469
Deephaven Residential Mortgage Trust
Series 2019-B2-4A, REMIC, 4.92%, 11/25/23	400	251
Exeter Automobile Receivables Trust
Series 2019-D-3A, 3.11%, 08/15/23	495	487
FWDSecuritization Trust
Series 2019-M1-INV1, 3.48%, 06/25/49 (f)	500	411
New Residential Mortgage Loan Trust
Series 2019-B1-NQM4, 3.74%, 10/25/24	400	270
PRPM, LLC
Series 2019-A1-3A, 3.35%, 07/25/22 (h)	447	390
Starwood Mortgage Residential Trust
Series 2019-M1-1, REMIC, 3.76%, 06/25/49	486	404
Series 2020-B1-1, REMIC, 3.73%, 02/25/50 (f)	500	332
Verus Securitization Trust
Series 2019-M1-INV2, REMIC, 3.50%, 07/25/59	500	394
Volt LXXXI, LLC
Series 2019-A1A-NPL7, REMIC, 3.18%, 09/26/22 (h)	359	339
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,569)		4,622
CORPORATE BONDS AND NOTES 0.3%
Financials 0.3%
Inter-American Development Bank
1.70%, 10/10/24, CAD	50	36
KfW
0.00%, 12/15/22, EUR (e)	70	78
Total Corporate Bonds And Notes (cost $115)		114
PREFERRED STOCKS 0.0%
Consumer Discretionary 0.0%
Volkswagen AG (i)	—	9
Total Preferred Stocks (cost $14)		9
SHORT TERM INVESTMENTS 20.9%
Treasury Securities 11.8%
Canada, Government of
1.65%, 04/02/20, CAD (j)	2,355	1,672
1.66%, 04/30/20, CAD (j)	2,594	1,839
1.66%, 05/28/20, CAD (j)	2,597	1,841
		5,352
Investment Companies 9.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (k)	4,089	4,089
Total Short Term Investments (cost $9,816)		9,441
Total Investments 99.0% (cost $49,569)		44,725
Total Securities Sold Short (0.6)% (proceeds $260)		(264)
Total Purchased Options 0.0% (cost $57)		1
Other Derivative Instruments 0.0%		2
Other Assets and Liabilities, Net 1.6%		717
Total Net Assets 100.0%		45,181

(a) Non-income producing security.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Treasury inflation indexed note, par amount is adjusted for inflation.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(i) Convertible security.

(j) The coupon rate represents the yield to maturity.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (0.6%)
INVESTMENT COMPANIES (0.4%)
iShares Russell 1000 Value ETF	—	(51)
iShares Russell 2000 ETF	—	(59)
SPDR S&P 500 ETF	—	(60)
Total Investment Companies (proceeds $167)		(170)
COMMON STOCKS (0.2%)
Health Care (0.1%)
Align Technology, Inc.	—	(13)
Dentsply Sirona Inc.	—	(5)
Stryker Corporation	—	(11)
		(29)
Consumer Discretionary (0.1%)
Ford Motor Company	—	(2)
General Motors Company	—	(2)
Harley-Davidson, Inc.	—	(4)
Target Corporation	—	(10)
Wayfair Inc. - Class A	—	(4)
		(22)
Financials (0.0%)
Comerica Inc.	—	(2)
Franklin Resources Inc.	(1)	(15)
		(17)
Communication Services (0.0%)
Comcast Corporation - Class A	—	(4)
Walt Disney Co.	—	(8)
		(12)
Energy (0.0%)
Halliburton Company	(1)	(4)
Schlumberger Ltd.	—	(7)
		(11)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Information Technology (0.0%)
Square, Inc. - Class A	—	(3)
Total Common Stocks (proceeds $93)		(94)
Total Securities Sold Short (0.6%) (proceeds $260)		(264)

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
JPMorgan International Unconstrained Equity Fund	3,338	733	—	—	—	(821)	3,250	7.2%
JPMorgan High Yield Fund	5,115	158	3,653	46	(70)	(220)	1,330	2.9%
JPMorgan Emerging Markets Equity Fund	3,303	104	—	—	—	(752)	2,655	5.9%
JPMorgan Emerging Markets Strategic Debt Fund	1,024	11	—	11	—	(163)	872	1.9%
JPMorgan Managed Income Fund	1,124	1,027	—	8	—	(29)	2,122	4.7%
	13,904	2,033	3,653	65	(70)	(1,985)	10,229	22.6%

JNL/JPMorgan Global Allocation Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Bundesrepublik Deutschland, 1.00%, 08/15/24	03/18/20	132	137	0.3
Bundesrepublik Deutschland, 0.25%, 02/15/29	11/29/19	187	189	0.4
Bundesrepublik Deutschland, 4.00%, 01/04/37	07/31/19	17	17	—
Bundesrepublik Deutschland, 3.25%, 07/04/42	06/26/19	53	52	0.1
Bundesrepublik Deutschland, 2.50%, 08/15/46	08/09/19	69	70	0.2
Bundesrepublik Deutschland, 1.25%, 08/15/48	06/26/19	4	4	—
Commonwealth of Australia, 4.75%, 04/21/27	06/26/19	18	17	—
Commonwealth of Australia, 2.25%, 05/21/28	06/26/19	71	66	0.2
Commonwealth of Australia, 3.75%, 04/21/37	06/26/19	19	18	—
Commonwealth of Australia, 3.00%, 03/21/47	06/26/19	10	10	—
Danmarks Nationalbank, 0.50%, 11/15/29	02/26/20	5	5	—
Estado Espanol, 3.80%, 04/30/24	08/30/19	3	3	—
Estado Espanol, 1.60%, 04/30/25	08/09/19	34	33	0.1
Estado Espanol, 1.95%, 04/30/26	06/26/19	30	29	0.1
Estado Espanol, 1.40%, 07/30/28	06/26/19	64	61	0.1
Estado Espanol, 0.50%, 04/30/30	02/26/20	46	43	0.1
Estado Espanol, 4.20%, 01/31/37	06/26/19	28	26	0.1
Estado Espanol, 2.70%, 10/31/48	02/18/20	48	45	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.60%, 06/22/24	06/26/19	17	16	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.00%, 06/22/26	06/26/19	17	17	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 0.80%, 06/22/28	07/31/19	32	32	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.00%, 06/22/34	06/26/19	23	23	0.1
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.90%, 06/22/38	06/26/19	20	19	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 3.75%, 06/22/45	06/26/19	9	9	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 1.60%, 06/22/47	06/26/19	7	7	—
Federale Overheidsdienst Kanselarij van de Eerste Minister, 2.15%, 06/22/66	06/26/19	3	3	—
HM Treasury, 4.00%, 03/07/22	06/26/19	62	64	0.1
HM Treasury, 0.75%, 07/22/23	02/26/20	36	35	0.1
HM Treasury, 2.75%, 09/07/24	06/26/19	62	62	0.1
HM Treasury, 4.25%, 12/07/27	11/28/19	38	37	0.1
HM Treasury, 4.25%, 03/07/36	07/31/19	37	40	0.1
HM Treasury, 1.75%, 09/07/37	08/09/19	17	19	—
HM Treasury, 3.25%, 01/22/44	06/26/19	21	23	0.1
HM Treasury, 3.50%, 01/22/45	06/26/19	33	36	0.1
HM Treasury, 1.50%, 07/22/47	07/31/19	24	27	0.1
HM Treasury, 3.75%, 07/22/52	06/26/19	19	21	0.1
HM Treasury, 2.50%, 07/22/65	06/26/19	27	31	0.1
HM Treasury, 3.50%, 07/22/68	08/09/19	32	37	0.1
OSMTH Of the Kingdom Of Sweden, 3.50%, 06/01/22	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 1.50%, 11/13/23	02/26/20	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.50%, 05/12/25	06/26/19	4	4	—
OSMTH Of the Kingdom Of Sweden, 2.25%, 06/01/32	06/26/19	2	2	—
OSMTH Of the Kingdom Of Sweden, 3.50%, 03/30/39	06/26/19	3	2	—
Republique Francaise Presidence, 2.25%, 05/25/24	08/09/19	84	83	0.2
Republique Francaise Presidence, 0.50%, 05/25/26	07/31/19	116	113	0.3
Republique Francaise Presidence, 0.75%, 05/25/28	06/26/19	1	1	—
Republique Francaise Presidence, 0.75%, 11/25/28	07/31/19	58	57	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/JPMorgan Global Allocation Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Republique Francaise Presidence, 0.10%, 03/01/29	03/26/20	20	20	0.1
Republique Francaise Presidence, 0.50%, 05/25/29	07/19/19	82	81	0.2
Republique Francaise Presidence, 1.25%, 05/25/34	06/26/19	45	44	0.1
Republique Francaise Presidence, 4.75%, 04/25/35	06/26/19	42	40	0.1
Republique Francaise Presidence, 1.75%, 06/25/39	07/31/19	17	16	—
Republique Francaise Presidence, 3.25%, 05/25/45	06/26/19	46	46	0.1
Republique Francaise Presidence, 1.50%, 05/25/50	02/26/20	50	47	0.1
Republique Francaise Presidence, 1.75%, 05/25/66	06/26/19	19	19	—
Segretariato Generale Della Presidenza Della Repubblica, 0.70%, 05/01/20	03/05/20	202	198	0.4
Segretariato Generale Della Presidenza Della Repubblica, 0.20%, 10/15/20	11/12/19	195	194	0.4
Segretariato Generale Della Presidenza Della Repubblica, 0.45%, 06/01/21	08/09/19	83	82	0.2
Segretariato Generale Della Presidenza Della Repubblica, 1.00%, 07/15/22	07/31/19	9	9	—
Segretariato Generale Della Presidenza Della Repubblica, 3.00%, 08/01/29	09/12/19	28	27	0.1
Segretariato Generale Della Presidenza Della Repubblica, 0.40%, 05/15/30	03/27/20	16	15	—
Segretariato Generale Della Presidenza Della Repubblica, 2.25%, 09/01/36	07/05/19	39	40	0.1
Segretariato Generale Della Presidenza Della Repubblica, 4.00%, 02/01/37	06/26/19	27	28	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.45%, 03/01/48	06/26/19	36	36	0.1
Segretariato Generale Della Presidenza Della Repubblica, 3.85%, 09/01/49	02/26/20	37	34	0.1
Staat der Nederlanden, 4.00%, 01/15/37	06/26/19	17	17	—
		2,660	2,646	5.9

JNL/JPMorgan Global Allocation Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 3 Year Bond	2	June 2020	AUD	233	—	1
EUR/USD Spot Rate	14	June 2020		1,958	(2)	(24)
FTSE 100 Index	3	June 2020	GBP	159	3	12
JPY/USD Spot Rate	29	June 2020		3,420	8	(41)
MSCI EAFE Index	46	June 2020		3,216	(27)	370
S&P 500 Index	39	June 2020		4,981	(81)	30
Topix Index	1	June 2020	JPY	13,584	(1)	4
United States 10 Year Note	45	June 2020		6,004	(6)	237
United States 2 Year Note	1	July 2020		219	—	2
United States 5 Year Note	25	July 2020		3,034	(1)	100
					(107)	691
Short Contracts
Euro Bund	(7)	June 2020	EUR	(1,235)	8	30
Euro Schatz	(1)	June 2020	EUR	(113)	—	—
MSCI Emerging Markets Index	(22)	June 2020		(878)	(8)	(50)
Russell 2000 Index	(4)	June 2020		(230)	1	—
					1	(20)

JNL/JPMorgan Global Allocation Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	3,375.00	06/19/20	6	1

JNL/JPMorgan Global Allocation Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	SSB	04/03/20	AUD	234	144	1
CAD/USD	GSC	04/03/20	CAD	185	132	2
CAD/USD	BNP	04/17/20	CAD	236	168	—
DKK/USD	BCL	04/03/20	DKK	283	42	—
EUR/USD	BCL	04/03/20	EUR	3,020	3,327	22
EUR/USD	BNP	04/03/20	EUR	47	52	(1)
EUR/USD	GSC	04/03/20	EUR	32	35	—
EUR/USD	MLP	04/03/20	EUR	31	34	(1)
EUR/USD	MLP	04/03/20	EUR	42	47	1
EUR/USD	SSB	04/03/20	EUR	43	48	—
EUR/USD	TDB	04/03/20	EUR	18	19	—
EUR/USD	SSB	05/05/20	EUR	16	18	—
GBP/USD	BNP	04/03/20	GBP	26	33	1
GBP/USD	MLP	04/03/20	GBP	22	27	2
GBP/USD	SSB	04/03/20	GBP	613	763	5
GBP/USD	SSB	05/05/20	GBP	33	41	2
JPY/GBP	MLP	04/03/20	GBP	(10)	(12)	—
JPY/USD	ANZ	04/03/20	JPY	1,993	19	1
JPY/USD	BCL	04/03/20	JPY	1,333	12	—
JPY/USD	BNP	04/03/20	JPY	2,648	25	(1)
JPY/USD	GSC	04/03/20	JPY	1,415	13	—
JPY/USD	SSB	04/03/20	JPY	3,002	28	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
JPY/USD	TDB	04/03/20	JPY	236,496	2,197	20
SEK/USD	BCL	04/03/20	SEK	195	20	—
USD/AUD	MLP	04/03/20	AUD	(195)	(120)	8
USD/AUD	TDB	04/03/20	AUD	(39)	(24)	2
USD/AUD	SSB	05/05/20	AUD	(234)	(144)	(1)
USD/CAD	GSC	04/03/20	CAD	(32)	(23)	1
USD/CAD	MLP	04/03/20	CAD	(113)	(80)	4
USD/CAD	TDB	04/03/20	CAD	(40)	(28)	2
USD/CAD	BCL	04/17/20	CAD	(7,729)	(5,488)	90
USD/CAD	MLP	04/17/20	CAD	(44)	(31)	1
USD/CAD	GSC	05/05/20	CAD	(185)	(132)	(2)
USD/DKK	BNP	04/03/20	DKK	(233)	(34)	—
USD/DKK	TDB	04/03/20	DKK	(50)	(7)	—
USD/DKK	BCL	05/05/20	DKK	(283)	(42)	—
USD/EUR	ANZ	04/03/20	EUR	(33)	(37)	—
USD/EUR	BCL	04/03/20	EUR	(33)	(36)	(1)
USD/EUR	BCL	04/03/20	EUR	(17)	(19)	—
USD/EUR	BNP	04/03/20	EUR	(149)	(164)	(3)
USD/EUR	BNP	04/03/20	EUR	(25)	(27)	1
USD/EUR	CIT	04/03/20	EUR	(349)	(384)	(1)
USD/EUR	CIT	04/03/20	EUR	(286)	(315)	5
USD/EUR	MLP	04/03/20	EUR	(63)	(69)	(2)
USD/EUR	MLP	04/03/20	EUR	(15)	(16)	—
USD/EUR	TDB	04/03/20	EUR	(2,236)	(2,464)	(4)
USD/EUR	TDB	04/03/20	EUR	(27)	(30)	—
USD/EUR	BCL	05/05/20	EUR	(3,020)	(3,331)	(22)
USD/EUR	BNP	05/05/20	EUR	(32)	(36)	—
USD/EUR	SSB	05/05/20	EUR	(13)	(14)	—
USD/GBP	BNP	04/03/20	GBP	(32)	(40)	(3)
USD/GBP	BNP	04/03/20	GBP	(550)	(685)	24
USD/GBP	CIT	04/03/20	GBP	(8)	(10)	—
USD/GBP	MLP	04/03/20	GBP	(29)	(36)	(2)
USD/GBP	MLP	04/03/20	GBP	(15)	(19)	1
USD/GBP	TDB	04/03/20	GBP	(18)	(23)	1
USD/GBP	BNP	05/05/20	GBP	(14)	(17)	(1)
USD/GBP	SSB	05/05/20	GBP	(598)	(745)	(5)
USD/JPY	ANZ	04/03/20	JPY	(8,779)	(82)	—
USD/JPY	BCL	04/03/20	JPY	(199,291)	(1,851)	(15)
USD/JPY	BNP	04/03/20	JPY	(1,408)	(13)	1
USD/JPY	MLP	04/03/20	JPY	(1,243)	(12)	—
USD/JPY	TDB	04/03/20	JPY	(33,724)	(313)	(6)
USD/JPY	TDB	04/03/20	JPY	(3,773)	(35)	1
USD/JPY	TDB	05/07/20	JPY	(236,496)	(2,201)	(21)
USD/SEK	BNP	04/03/20	SEK	(195)	(20)	—
USD/SEK	BCL	05/05/20	SEK	(195)	(20)	—
					(11,985)	108

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan Hedged Equity Fund
COMMON STOCKS 98.6%
Information Technology 25.4%
Accenture Public Limited Company - Class A (a)	11	1,796
Advanced Micro Devices, Inc. (b)	25	1,156
Analog Devices, Inc. (a)	21	1,839
Apple Inc. (a)	54	13,848
Automatic Data Processing, Inc. (a)	13	1,713
Cisco Systems, Inc. (a)	15	578
Fiserv, Inc. (b)	8	714
FleetCor Technologies Inc. (b)	1	248
Fortinet, Inc. (b)	2	181
HP Inc. (a)	42	729
Intel Corporation	12	663
International Business Machines Corporation	18	2,033
Intuit Inc. (a)	9	2,125
Lam Research Corp.	4	864
Leidos Holdings Inc.	12	1,095
MasterCard Incorporated - Class A (a)	21	5,173
Microchip Technology Incorporated	5	322
Micron Technology, Inc. (b)	7	285
Microsoft Corporation (a)	111	17,535
Motorola Solutions Inc.	1	163
NVIDIA Corporation (a)	10	2,603
NXP Semiconductors N.V.	12	1,035
Paypal Holdings, Inc. (a) (b)	31	2,986
Qorvo, Inc. (b)	5	384
Qualcomm Incorporated	3	210
Salesforce.Com, Inc. (a) (b)	19	2,725
Teradyne Inc.	14	762
Texas Instruments Incorporated (a)	26	2,579
Visa Inc. - Class A (a)	10	1,598
Workday, Inc. - Class A (b)	2	277
		68,219
Health Care 15.3%
AbbVie Inc. (a)	38	2,896
Alexion Pharmaceuticals, Inc. (b)	6	557
Allergan Public Limited Company	4	638
Amgen Inc.	3	512
Anthem, Inc. (a)	4	946
Baxter International Inc.	18	1,472
Biogen Inc. (a) (b)	3	1,076
Boston Scientific Corporation (a) (b)	22	708
Bristol-Myers Squibb Company (a)	55	3,082
Cigna Holding Company (a)	7	1,317
DaVita Inc. (b)	7	519
Edwards Lifesciences Corporation (b)	3	478
Eli Lilly & Co. (a)	19	2,694
Gilead Sciences, Inc.	4	305
Illumina, Inc. (a) (b)	2	501
Intuitive Surgical, Inc. (a) (b)	1	492
Johnson & Johnson (a)	22	2,852
McKesson Corporation	8	1,058
Medtronic Public Limited Company (a)	36	3,269
Merck & Co., Inc.	50	3,819
Pfizer Inc.	23	746
Regeneron Pharmaceuticals, Inc. (a) (b)	2	1,168
Thermo Fisher Scientific Inc. (a)	10	2,963
UnitedHealth Group Incorporated (a)	18	4,469
Vertex Pharmaceuticals Incorporated (b)	4	1,017
Zimmer Biomet Holdings, Inc. (a)	17	1,689
		41,243
Financials 10.9%
American Express Company	16	1,330
Ameriprise Financial, Inc.	3	289
Arch Capital Group Ltd. (b)	5	155
Arthur J Gallagher & Co.	3	285
Bank of America Corporation (a)	79	1,674
Berkshire Hathaway Inc. - Class B (a) (b)	26	4,806
BlackRock, Inc. (a)	2	1,055
Capital One Financial Corporation (a)	21	1,069
Cincinnati Financial Corporation	3	238
Citigroup Inc. (a)	72	3,025
Citizens Financial Group Inc.	27	512
CME Group Inc.	7	1,167
Fifth Third Bancorp	9	127
KeyCorp (a)	88	915
MarketAxess Holdings Inc.	1	260
Marsh & McLennan Companies, Inc.	11	959
Morgan Stanley (a)	63	2,150
Regions Financial Corporation	79	710
S&P Global Inc. (a)	5	1,283
State Street Corporation	20	1,092
T. Rowe Price Group, Inc.	3	249
The Allstate Corporation	19	1,761
The Charles Schwab Corporation (a)	22	730
The Goldman Sachs Group, Inc.	5	823
The Hartford Financial Services Group, Inc. (a)	31	1,079
Voya Financial, Inc.	14	561
Wells Fargo & Company (a)	37	1,061
		29,365
Communication Services 10.9%
Alphabet Inc. - Class A (a) (b)	4	4,894
Alphabet Inc. - Class C (a) (b)	4	4,370
Altice USA, Inc. - Class A (b)	13	292
AT&T Inc.	19	555
Charter Communications, Inc. - Class A (a) (b)	7	2,838
Comcast Corporation - Class A (a)	94	3,246
Discovery, Inc. - Class A (a) (b)	27	521
Discovery, Inc. - Class C (b)	29	513
Electronic Arts Inc. (b)	5	523
Facebook, Inc. - Class A (a) (b)	29	4,920
Lyft, Inc. (b)	4	120
Netflix, Inc. (a) (b)	7	2,532
T-Mobile USA, Inc. (b)	7	627
Verizon Communications Inc. (a)	62	3,323
		29,274
Consumer Discretionary 10.7%
Amazon.com, Inc. (a) (b)	6	11,570
AutoZone, Inc. (a) (b)	2	1,341
Best Buy Co., Inc.	21	1,179
Booking Holdings Inc. (b)	—	535
Expedia Group, Inc. (a)	8	459
General Motors Company	27	566
H & R Block, Inc.	5	69
Hilton Worldwide Holdings Inc.	10	650
Lennar Corporation - Class A	19	713
Lowe`s Companies, Inc. (a)	22	1,933
Magna International Inc.	11	362
McDonald's Corporation	4	621
NIKE, Inc. - Class B (a)	24	1,978
Ralph Lauren Corp. - Class A	3	217
Ross Stores Inc. (a)	10	912
Target Corporation	11	1,001
The Home Depot, Inc. (a)	14	2,527
TJX Cos. Inc.	28	1,334
Yum! Brands, Inc.	11	742
		28,709
Industrials 7.9%
Cintas Corp. (a)	1	228
Cummins Inc.	9	1,200
Deere & Company	4	537
Delta Air Lines Inc. (a)	12	340
Eaton Corporation Public Limited Company (a)	26	2,026
Emerson Electric Co.	13	630
General Dynamics Corporation (a)	4	589
HD Supply Holdings, Inc (b)	10	297
Honeywell International Inc. (a)	24	3,257
Ingersoll Rand Inc. (b)	9	212
Kansas City Southern	5	671
Masco Corporation (a)	21	743
Norfolk Southern Corporation (a)	14	2,024
Northrop Grumman Systems Corp. (a)	6	1,866
Parker-Hannifin Corporation	8	1,085
Snap-On Inc.	3	317
Southwest Airlines Co.	9	308
Stanley Black & Decker Inc.	11	1,132

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Trane Technologies Public Limited Company	10	800
Union Pacific Corporation (a)	5	667
United Airlines Holdings, Inc. (b)	3	93
United Technologies Corporation	23	2,202
Verisk Analytics, Inc.	1	149
		21,373
Consumer Staples 6.9%
Altria Group, Inc. (a)	31	1,183
ConAgra Brands Inc.	6	182
Constellation Brands, Inc. - Class A	11	1,515
Costco Wholesale Corporation	8	2,222
Kimberly-Clark Corporation	4	533
Mondelez International, Inc. - Class A (a)	40	2,007
Monster Beverage 1990 Corporation (b)	5	274
PepsiCo, Inc. (a)	2	188
Philip Morris International Inc. (a)	38	2,787
Procter & Gamble Co. (a)	41	4,499
Sysco Corp.	4	191
The Coca-Cola Company (a)	59	2,629
The Kroger Co.	10	302
		18,512
Utilities 3.6%
Ameren Corporation	7	527
American Electric Power Company, Inc.	11	890
CMS Energy Corp.	13	757
Duke Energy Corporation	9	755
Edison International	4	246
Entergy Corporation	19	1,750
NextEra Energy, Inc. (a)	14	3,405
Sempra Energy	1	124
The Southern Company	11	582
Xcel Energy Inc. (a)	9	557
		9,593
Energy 2.6%
Chevron Corporation (a)	41	2,946
Diamondback Energy, Inc.	11	282
EOG Resources, Inc. (a)	28	1,001
Exxon Mobil Corporation	10	374
Marathon Petroleum Corporation (a)	28	659
ONEOK, Inc.	24	527
Phillips 66	4	193
Pioneer Natural Resources Co. (a)	14	951
		6,933
Materials 2.3%
Air Products and Chemicals, Inc.	3	544
Avery Dennison Corporation	8	772
Celanese Corp. - Class A	9	632
Crown Holdings Inc. (b)	9	525
Dow Inc.	17	487
DuPont de Nemours, Inc.	10	334
Eastman Chemical Co. (a)	19	865
Linde Public Limited Company	5	820
LyondellBasell Industries N.V. - Class A	6	312
Newmont Corporation	10	450
Packaging Corporation of America	2	215
Westrock Company, Inc.	11	310
		6,266
Real Estate 2.1%
Equinix, Inc. (a)	2	1,558
Equity Residential	19	1,153
Mid-America Apartment Communities, Inc.	5	514
ProLogis Inc. (a)	23	1,868
SBA Communications Corporation	1	138
Sun Communities Inc.	2	212
Ventas, Inc.	10	262
		5,705
Total Common Stocks (cost $285,887)		265,192
SHORT TERM INVESTMENTS 0.1%
Securities Lending Collateral 0.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	274	274
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	50	50
Total Short Term Investments (cost $324)		324
Total Investments 98.7% (cost $286,211)		265,516
Total Purchased Options 6.4% (cost $15,952)		17,232
Other Derivative Instruments (6.1)%		(16,466)
Other Assets and Liabilities, Net 1.0%		2,777
Total Net Assets 100.0%		269,059

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/JPMorgan Hedged Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	33	June 2020	4,222	(15)	18

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Put	2,465.00	06/30/20	1,034	17,232

JNL/JPMorgan Hedged Equity Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Index Options
S&P 500 Index	Call	2,775.00	06/30/20	1,034	(9,063)
S&P 500 Index	Put	2,075.00	06/30/20	1,034	(7,388)
					(16,451)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan MidCap Growth Fund
COMMON STOCKS 98.0%
Information Technology 37.1%
Advanced Micro Devices, Inc. (a)	1,351	61,434
Amphenol Corporation - Class A	323	23,533
Anaplan, Inc. (a)	288	8,721
Arista Networks, Inc. (a)	90	18,128
Booz Allen Hamilton Holding Corporation - Class A	512	35,137
Cadence Design Systems Inc. (a)	294	19,449
CrowdStrike Holdings, Inc. - Class A (a)	237	13,196
Enphase Energy, Inc. (a)	350	11,308
Entegris, Inc.	337	15,074
Fair Isaac Corporation (a)	24	7,446
Fidelity National Information Services, Inc.	72	8,808
Fiserv, Inc. (a)	529	50,297
FleetCor Technologies Inc. (a)	74	13,879
Global Payments Inc.	389	56,167
IHS Markit Ltd.	412	24,750
Intuit Inc.	63	14,582
Keysight Technologies, Inc. (a)	316	26,468
KLA-Tencor Corp.	126	18,068
Lam Research Corp.	167	40,056
Medallia, Inc. (a)	386	7,737
Microchip Technology Incorporated (b)	155	10,489
MongoDB, Inc. - Class A (a) (b)	87	11,934
Okta, Inc. - Class A (a)	136	16,627
RingCentral, Inc. - Class A (a)	109	23,077
ServiceNow, Inc. (a)	43	12,380
Slack Technologies, Inc. - Class A (a)	193	5,183
Splunk Inc. (a)	197	24,829
Spotify Technology S.A. (a)	201	24,458
Square, Inc. - Class A (a)	157	8,218
Synopsys Inc. (a)	223	28,777
The Trade Desk, Inc. - Class A (a) (b)	111	21,404
Xilinx, Inc.	273	21,278
Zebra Technologies Corp. - Class A (a)	137	25,172
Zscaler, Inc. (a) (b)	210	12,762
		720,826
Health Care 17.0%
Acadia Healthcare Company, Inc. (a)	311	5,706
Agios Pharmaceuticals, Inc. (a)	201	7,135
Alnylam Pharmaceuticals, Inc. (a)	139	15,119
BioMarin Pharmaceutical Inc. (a)	79	6,701
Catalent Inc. (a)	319	16,572
Centene Corporation (a)	806	47,891
DexCom Inc. (a)	131	35,194
Elanco Animal Health (a)	405	9,066
Exact Sciences Corporation (a)	290	16,826
Exelixis, Inc. (a)	755	12,994
Horizon Therapeutics Public Limited Company (a)	207	6,146
Illumina, Inc. (a)	37	9,996
Insulet Corporation (a)	112	18,506
Intercept Pharmaceuticals, Inc. (a)	86	5,421
Jazz Pharmaceuticals Public Limited Company (a)	168	16,706
Mettler-Toledo International Inc. (a)	22	15,053
Neurocrine Biosciences, Inc. (a)	105	9,122
ResMed Inc.	182	26,777
Sage Therapeutics Inc. (a)	113	3,257
Teladoc Health, Inc. (a)	168	25,964
Veeva Systems Inc. - Class A (a)	133	20,766
		330,918
Industrials 14.8%
AMETEK, Inc.	348	25,056
Carlisle Cos. Inc.	169	21,135
Copart Inc. (a)	321	21,988
CoStar Group, Inc. (a)	33	19,260
Equifax Inc.	75	9,007
Fortune Brands Home & Security, Inc.	362	15,657
FTI Consulting Inc. (a)	168	20,133
Generac Holdings Inc. (a)	218	20,292
HEICO Corp. - Class A	229	14,607
Ingersoll Rand Inc. (a)	497	12,329
Nordson Corp.	141	19,036
Old Dominion Freight Line Inc.	154	20,253
Stanley Black & Decker Inc.	152	15,190
Trane Technologies Public Limited Company	361	29,815
Waste Connections, Inc.	315	24,382
		288,140
Consumer Discretionary 13.8%
Burlington Stores Inc. (a)	102	16,226
Chipotle Mexican Grill Inc. (a)	27	17,734
Dollar General Corp.	190	28,707
Garmin Ltd.	247	18,530
Helen of Troy Ltd (a)	26	3,673
Hilton Worldwide Holdings Inc.	244	16,673
Las Vegas Sands Corp.	171	7,267
Lululemon Athletica Inc. (a)	131	24,869
National Vision Holdings, Inc. (a)	480	9,322
NVR, Inc. (a)	6	14,130
O'Reilly Automotive, Inc. (a)	143	43,110
Ross Stores Inc.	248	21,586
Tesla Inc. (a)	29	15,301
Thor Industries Inc. (b)	205	8,630
Tractor Supply Co.	258	21,789
		267,547
Financials 7.5%
East West Bancorp, Inc.	179	4,610
First Republic Bank	216	17,748
MarketAxess Holdings Inc.	55	18,358
MSCI Inc.	74	21,267
NASDAQ Inc.	166	15,733
Progressive Corp.	331	24,412
S&P Global Inc.	57	13,870
Shopify Inc. - Class A (a)	19	8,088
TD Ameritrade Holding Corporation	254	8,814
The Charles Schwab Corporation	362	12,164
		145,064
Materials 4.2%
Avery Dennison Corporation	208	21,240
Ball Corporation	498	32,220
Vulcan Materials Co.	262	28,325
		81,785
Communication Services 2.8%
Lyft, Inc. (a)	348	9,333
New York Times Co. - Class A	527	16,178
Take-Two Interactive Software Inc. (a)	238	28,205
		53,716
Real Estate 0.8%
CBRE Group, Inc. - Class A (a)	432	16,302
Total Common Stocks (cost $1,864,403)		1,904,298
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	37,993	37,993
Securities Lending Collateral 1.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	27,438	27,438
Total Short Term Investments (cost $65,431)		65,431
Total Investments 101.4% (cost $1,929,834)		1,969,729
Other Assets and Liabilities, Net (1.4)%		(26,806)
Total Net Assets 100.0%		1,942,923

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/JPMorgan U.S. Government & Quality Bond Fund
GOVERNMENT AND AGENCY OBLIGATIONS 84.1%
Collateralized Mortgage Obligations 25.6%
Federal Home Loan Mortgage Corporation
Series 30-264, 3.00%, 07/15/42	15,012	16,160
Series BK-3037, REMIC, 4.50%, 09/15/20	18	18
Series PV-3860, REMIC, 5.00%, 05/15/22	2,641	2,757
Series VC-4050, REMIC, 4.00%, 07/15/23	3,801	3,975
Series ZA-2639, REMIC, 5.00%, 07/15/23	1,447	1,523
Series D-3542, REMIC, 4.50%, 06/15/24	3,386	3,571
Series BY-3104, REMIC, 5.50%, 01/15/26	1,638	1,782
Series AK-3812, REMIC, 3.50%, 02/15/26	12,299	12,819
Series VN-4445, REMIC, 4.00%, 05/15/26	1,240	1,340
Series KW-3874, REMIC, 4.50%, 06/15/26	3,000	3,255
Series B-3917, REMIC, 4.50%, 08/15/26	1,500	1,677
Series GT-3270, REMIC, 5.50%, 01/15/27	2,722	2,963
Series VE-4050, REMIC, 4.00%, 01/15/29	4,532	4,969
Series VB-4095, REMIC, 3.50%, 03/15/29	4,249	4,540
Series DG-3737, REMIC, 5.00%, 10/15/30	1,112	1,182
Series PA-3981, REMIC, 3.00%, 04/15/31	4,604	4,813
Series AM-2525, REMIC, 4.50%, 04/15/32	136	151
Series JE-4186, REMIC, 2.00%, 03/15/33	3,599	3,688
Series NY-4206, REMIC, 3.00%, 05/15/33	3,474	3,849
Series MJ-2638, REMIC, 5.00%, 07/15/33	862	962
Series L-2836, REMIC, 4.50%, 04/15/34	81	82
Series QD-2882, REMIC, 4.50%, 07/15/34	237	249
Series MU-2915, REMIC, 5.00%, 01/15/35	1,208	1,346
Series AZ-3036, REMIC, 5.00%, 02/15/35	2,129	2,651
Series OC-3047, REMIC, 5.50%, 07/15/35	179	180
Series CB-3688, REMIC, 4.00%, 06/15/36	1,229	1,366
Series PB-3283, REMIC, 5.50%, 07/15/36	1,025	1,197
Series B-3413, REMIC, 5.50%, 04/15/37	209	236
Series PE-3341, REMIC, 6.00%, 07/15/37	685	815
Series PL-3832, REMIC, 5.00%, 08/15/39	357	365
Series HZ-4365, REMIC, 3.00%, 01/15/40	5,925	6,224
Series QH-3699, REMIC, 5.50%, 07/15/40	1,835	2,038
Series PB-4047, REMIC, 3.50%, 01/15/41	12,000	12,954
Series YN-4094, REMIC, 3.00%, 08/15/42	2,500	2,738
Series AW-4437, REMIC, 2.50%, 02/15/45	5,143	5,436
Series PY-4493, REMIC, 3.00%, 07/15/45	3,715	4,143
Series KR-4945, REMIC, 2.50%, 09/25/49	9,787	10,124
Series MD-4937, REMIC, 2.50%, 10/25/49	9,765	10,157
Series 2020-M55G-1, REMIC, 3.00%, 08/25/59	12,785	13,402
Federal National Mortgage Association, Inc.
Series 2007-AH-115, REMIC, 5.00%, 12/25/22	193	195
Series 2008-KB-59, REMIC, 4.50%, 07/25/23	1	1
Series 2004-CG-76, REMIC, 4.50%, 10/25/24	684	717
Series 2012-VA-47, REMIC, 4.00%, 03/25/25	6,355	6,721
Series 2011-PB-145, REMIC, 3.50%, 01/25/32	10,000	10,913
Series 2012-LY-134, REMIC, 3.00%, 12/25/32	2,769	3,052
Series 2003-PE-63, REMIC, 3.50%, 07/25/33	121	126
Series 2013-PY-106, REMIC, 3.00%, 10/25/33	8,000	8,665
Series 2004-AZ-35, REMIC, 4.50%, 05/25/34	4,505	4,898
Series 2015-BY-41, REMIC, 3.00%, 09/25/34	2,140	2,352
Series 2005-GA-70, REMIC, 5.50%, 12/25/34	17	17
Series 2015-BW-15, REMIC, 3.50%, 04/25/35	3,735	4,282
Series 2015-GB-28, REMIC, 3.50%, 05/25/35	4,156	4,793
Series 2015-B-33, REMIC, 3.00%, 06/25/35	9,980	10,833
Series 2015-B-50, REMIC, 3.00%, 07/25/35	10,734	11,709
Series 2015-EY-47, REMIC, 3.00%, 07/25/35	5,051	5,666
Series 2005-PL-64, REMIC, 5.50%, 07/25/35	252	281
Series 2015-BW-68, REMIC, 3.00%, 08/25/35	14,922	16,211
Series 2005-BG-97, REMIC, 5.50%, 11/25/35	1,952	2,253
Principal Only, Series 2006-HO-23, REMIC, 0.00%, 04/25/36 (a)	664	629
Series 2016-LY-30, REMIC, 3.50%, 05/25/36	5,618	6,559
Series 2007-BA-12, REMIC, 6.00%, 02/25/37	336	356
Series 2012-QE-47, REMIC, 4.00%, 05/25/38	1,741	1,765
Series 2010-MB-47, REMIC, 5.00%, 09/25/39	2,354	2,636
Series 2010-CB-11, REMIC, 4.50%, 02/25/40	173	188
Series 2010-SL-4, REMIC, 9.46%, (11.59% - (1M USD LIBOR * 2.25)), 02/25/40 (b)	25	44
Series 2010-PM-123, REMIC, 4.00%, 07/25/40	2,348	2,486
Series 2010-MB-134, REMIC, 4.50%, 12/25/40	1,398	1,748
Series 2002-A3-T4, REMIC, 7.50%, 12/25/41	2,307	2,838
Series 2012-EP-60, REMIC, 3.00%, 04/25/42	2,377	2,459
Series 2003-2A4-W3, REMIC, 5.75%, 06/25/42	718	846
Series 2012-HY-102, REMIC, 2.00%, 09/25/42	4,000	4,045
Series 2012-AB-121, REMIC, 3.00%, 11/25/42	10,889	11,718
Series 2003-2A7-W12, REMIC, 4.68%, 06/25/43	1,648	1,845
Series 2016-LA-25, REMIC, 3.00%, 07/25/45	4,964	5,333
Series 2015-N-97, REMIC, 3.00%, 11/25/45	13,757	15,270
Series 2009-A-W1, REMIC, 6.00%, 12/25/49	375	443
Series 2017-DL-83, REMIC, 3.00%, 10/25/37	5,061	5,640
Series 2019-CA-71, REMIC, 2.50%, 07/25/46	10,382	10,680
Series 2019-PA-65, REMIC, 2.50%, 05/25/48	4,883	5,067
Series 2019-KA-42, REMIC, 3.00%, 07/25/49	22,596	24,079
Series 2020-JC-12, REMIC, 2.00%, 03/25/50	40,000	41,100
Government National Mortgage Association
Series 2009-HB-82, REMIC, 4.00%, 09/16/24	892	930
Series 2003-Z-27, REMIC, 5.50%, 03/20/33	742	858
Series 2003-ZA-75, REMIC, 5.50%, 09/20/33	694	790
Series 2003-Z-114, REMIC, 6.00%, 12/16/33	963	1,129
Series 2007-MB-2, REMIC, 5.50%, 01/20/37	1,366	1,589
Series 2009-PA-81, REMIC, 5.50%, 02/16/38	6	6
Interest Only, Series 2008-SA-40, REMIC, 5.70%, (6.40% - (1M USD LIBOR * 1)), 05/16/38 (b)	1,493	325
Series 2010-CL-166, REMIC, 4.00%, 11/20/38	11,388	11,589
Series 2010-GP-166, REMIC, 3.00%, 04/20/39	1,863	1,912
Series 2009-TX-42, REMIC, 4.50%, 06/20/39	2,838	3,225
Series 2011-Z-29, REMIC, 5.00%, 05/20/40	15,734	18,959
Interest Only, Series 2011-SH-97, REMIC, 5.36%, (6.13% - (1M USD LIBOR * 1)), 07/20/41 (b)	2,624	547
Series 2015-PL-157, REMIC, 3.00%, 10/20/45	12,872	14,240
Series 2013-FA-H16, REMIC, 2.20%, (1M USD LIBOR + 0.54%), 07/20/63 (b)	10,882	10,888
		460,143
U.S. Treasury Note 20.8%
Treasury, United States Department of
1.75%, 11/15/20	20,000	20,188
2.00%, 11/30/22	40,000	41,781
1.13%, 02/28/25 (c)	25,000	25,926
2.63%, 08/15/20 - 02/15/29	130,000	138,121
1.13%, 02/28/27	65,000	67,570
0.63%, 03/31/27	20,000	20,113
2.25%, 08/15/27	40,000	44,844
1.50%, 02/15/30	15,000	16,170
		374,713
Mortgage-Backed Securities 17.1%
Federal Home Loan Mortgage Corporation
6.00%, 11/01/28	52	58
7.00%, 04/01/29 - 06/01/32	43	49
5.00%, 08/01/33 - 12/01/34	634	704
3.91%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 12/01/35 (b)	342	359
4.35%, (1Y USD LIBOR + 2.35%), 01/01/37 (b)	24	25
5.50%, 07/01/38	1,571	1,795
4.50%, 10/01/40	678	744
3.50%, 09/01/46 - 01/01/50	17,363	18,491
3.00%, 01/01/47	4,062	4,303
Federal National Mortgage Association, Inc.
4.00%, 02/01/25 - 03/01/48	27,303	29,606
3.18%, 09/01/25	5,030	5,437
3.03%, 12/01/25	20,350	22,190
2.94%, 01/01/26	22,884	24,968
3.10%, 01/01/26	7,500	8,326
7.00%, 05/01/26 - 01/01/30	12	12
3.33%, 03/01/27	2,444	2,715
8.00%, 11/01/29 - 03/01/31	28	34
7.50%, 02/01/31	3	4
3.96%, 06/01/33	10,901	13,325
6.50%, 03/01/26 - 03/01/36	128	151
5.50%, 02/01/35 - 10/01/36	1,996	2,264
6.00%, 02/01/31 - 12/01/36	3,324	3,865
5.00%, 09/01/35 - 11/01/40	10,259	11,357

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
3.00%, 06/01/27 - 02/01/50	13,714	14,691
TBA, 2.50%, 04/15/48 (d)	60,000	62,196
3.50%, 06/01/42 - 10/01/49	51,566	55,108
REMIC, 2.90%, 06/25/27	8,251	8,870
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	643	733
4.00%, 01/20/50	13,888	14,808
		307,188
U.S. Treasury Bond 7.6%
Treasury, United States Department of
0.00%, 08/15/21 (a)	25,000	24,924
5.38%, 02/15/31	23,000	33,832
3.75%, 11/15/43	7,000	10,422
3.00%, 05/15/45 - 02/15/48	37,500	50,916
2.25%, 08/15/49 (c)	5,000	6,050
2.00%, 02/15/50 (c)	10,000	11,613
		137,757
Commercial Mortgage-Backed Securities 5.0%
Federal Home Loan Mortgage Corporation
Series A2-K049, REMIC, 3.01%, 07/25/25	8,067	8,750
Series A2-K052, REMIC, 3.15%, 11/25/25	8,050	8,783
Series K067-A2, REMIC, 3.19%, 07/25/27	6,557	7,366
Series A2-K068, REMIC, 3.24%, 08/25/27	5,000	5,631
Series A2-K069, REMIC, 3.19%, 09/25/27 (b)	4,000	4,520
Series A1-K087, REMIC, 3.59%, 10/25/27	3,751	4,105
Federal National Mortgage Association, Inc.
Series 2015-A2-M13, REMIC, 2.71%, 06/25/25 (b)	5,151	5,409
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (b)	13,761	14,664
Series 2017-A2-M13, REMIC, 2.94%, 09/25/27 (b)	2,753	3,017
Series 2019-A2-M1, REMIC, 3.56%, 09/25/28 (b)	4,000	4,522
Series 2019-A2-M7, REMIC, 3.14%, 05/25/29	3,125	3,434
Series 2020-A2-M8, REMIC, 1.82%, 02/25/30	9,000	9,207
Series 2019-A2-M31, REMIC, 2.85%, 04/25/34	9,000	9,724
		89,132
U.S. Government Agency Obligations 3.8%
Federal Farm Credit Banks Funding Corporation
3.33%, 04/28/37 (e)	7,500	9,070
Federal Home Loan Banks Office of Finance
5.25%, 12/11/20 (e)	4,500	4,652
5.75%, 06/12/26 (e)	5,000	6,371
Federal National Mortgage Association, Inc.
Principal Only, 0.00%, 03/23/28 (a) (e)	4,000	3,587
Resolution Funding Corporation
Principal Only, 0.00%, 07/15/20 - 01/15/30 (a) (e)	47,210	44,060
		67,740
U.S. Treasury Inflation Indexed Securities 2.6%
Treasury, United States Department of
1.38%, 02/15/44 (f)	36,804	47,265
Municipal 1.0%
Tennessee Valley Authority
Interest Only, 0.00%, 01/15/21 - 07/15/37 (a)	20,487	18,482
Sovereign 0.6%
Israel, Government of
Interest Only, 0.00%, 11/01/21 (a)	10,000	9,905
Saskatchewan, Government Of
9.38%, 12/15/20	1,500	1,588
		11,493
Total Government And Agency Obligations (cost $1,421,725)		1,513,913
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 5.4%
Alternative Loan Trust
Series 2006-2A1A-OA9, REMIC, 0.98%, (1M USD LIBOR + 0.21%), 07/20/46 (b)	296	206
Series 2006-1A1A-OA17, REMIC, 0.97%, (1M USD LIBOR + 0.20%), 12/20/46 (b)	478	372
American Homes 4 Rent
Series 2014-A-SFR2, REMIC, 3.79%, 10/17/24	4,542	4,396
Bank 2020-BNK26
Series 2020-A4-BN26, REMIC, 2.40%, 02/15/30	5,000	4,954
BBCMS Trust
Series 2015-A1-VFM, REMIC, 2.47%, 03/10/26	2,488	2,465
BB-UBS Trust
Series 2012-A-TFT, REMIC, 2.89%, 06/05/20	5,546	5,531
Citigroup Commercial Mortgage Trust
Series 2020-A5-GC46, REMIC, 2.72%, 02/15/30	8,750	8,872
COMM Mortgage Trust
Interest Only, Series 2012-XA-CR2, REMIC, 1.63%, 08/15/45 (b)	13,783	401
Credit Suisse Securities (USA) LLC
Series 2004-4A1-5, REMIC, 6.00%, 09/25/34	262	261
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	8,775	9,083
CWABS, Inc.
Series 2004-A-I, 0.99%, (1M USD LIBOR + 0.29%), 02/15/34 (b)	51	49
Eleven Madison Trust Mortgage Trust
Series 2015-A-11MD, REMIC, 3.55%, 09/11/25 (b)	2,989	3,160
GM Financial Consumer Automobile Receivables Trust
Series 2019-A3-1, 2.97%, 07/16/22	4,460	4,494
GS Mortgage Securities Trust
Series 2017-A4-GS7, REMIC, 3.43%, 07/12/27	10,500	11,027
Series 2020-A5-GC45, REMIC, 2.91%, 12/14/29	10,000	10,308
Home Equity Mortgage Loan Asset-Backed Trust
Series 2006-A-A, REMIC, 1.21%, (1M USD LIBOR + 0.26%), 06/25/36 (b)	671	58
MASTR Adjustable Rate Mortgages Trust
Series 2004-3A2-1, REMIC, 3.06%, 02/25/34 (b)	256	224
Morgan Stanley Mortgage Capital Holdings LLC
Series 2004-4A2-8AR, REMIC, 4.00%, 10/25/34 (b)	129	121
Nomura Credit & Capital, Inc.
Series 2004-A1-R1, REMIC, 6.50%, 03/25/34	1,753	1,618
Progress Residential Trust
Series 2015-A-SFR3, REMIC, 3.07%, 11/13/20	6,485	6,315
Provident Funding Mortgage Loan Trust
Series 2005-1A1A-2, REMIC, 4.49%, 10/25/35 (b)	32	29
SACO I Trust
Series 2006-A-6, REMIC, 1.21%, (1M USD LIBOR + 0.26%), 06/25/36 (b)	55	52
Structured Asset Mortgage Investments II Trust
Series 2006-A1A-AR7, REMIC, 1.16%, (1M USD LIBOR + 0.21%), 08/25/36 (b)	555	444
Tricon American Homes Trust
Series 2016-A-SFR1, REMIC, 2.59%, 11/18/21	5,776	5,383
U.S. Department of Veterans Affairs
Series 2001-Z-2, REMIC, 6.75%, 02/15/31	715	864
UBS-BAMLL Trust
Series 2012-A-WRM, REMIC, 3.66%, 06/10/22	4,560	4,600
Wells Fargo Commercial Mortgage Trust
Series 2019-A4-C53, REMIC, 3.04%, 10/17/29	6,000	6,198
WFRBS Commercial Mortgage Trust
Series 2011-A4-C3, REMIC, 4.38%, 05/17/21	4,580	4,600
Worldwide Plaza Trust
Series 2017-A-WWP, REMIC, 3.53%, 11/12/27	2,139	2,168
Total Non-U.S. Government Agency Asset-Backed Securities (cost $99,834)		98,253
CORPORATE BONDS AND NOTES 3.4%
Financials 1.2%
Berkshire Hathaway Inc.
3.40%, 01/31/22 (c)	1,619	1,670
Citigroup Inc.
4.50%, 01/14/22	3,028	3,149
Credit Suisse (USA), Inc.
3.00%, 10/29/21	894	911
New York Life Global Funding
2.00%, 04/13/21 (g)	1,639	1,611

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
State Street Corporation
3.15%, 03/30/31 (g)	2,000	2,044
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	840	891
2.91%, 06/05/23	1,350	1,354
U.S. Bancorp
3.00%, 03/15/22	1,715	1,750
Wells Fargo & Company
2.16%, 02/11/26	8,200	7,996
		21,376
Utilities 0.7%
Berkshire Hathaway Energy Company
3.70%, 07/15/30 (g)	10,000	10,548
Duke Energy Florida, LLC
3.10%, 08/15/21	1,203	1,209
Virginia Electric and Power Company
2.95%, 01/15/22	870	884
		12,641
Communication Services 0.4%
AT&T Inc.
3.60%, 07/15/25	4,000	4,165
The Walt Disney Company
2.00%, 09/01/29	3,900	3,793
		7,958
Industrials 0.3%
ABB Finance (USA) Inc.
2.88%, 05/08/22	571	575
Lockheed Martin Corporation
3.35%, 09/15/21	984	1,000
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	2,898	2,923
		4,498
Consumer Staples 0.2%
Archer-Daniels-Midland Company
3.25%, 03/27/30	2,625	2,779
Kimberly-Clark Corporation
2.40%, 03/01/22 (c)	700	709
PepsiCo, Inc.
3.00%, 08/25/21	782	787
		4,275
Real Estate 0.2%
Boston Properties Limited Partnership
2.75%, 10/01/26	2,580	2,466
Healthpeak Properties, Inc.
3.40%, 02/01/25	1,515	1,512
		3,978
Energy 0.2%
Enterprise Products Operating LLC
3.70%, 02/15/26	1,013	1,011
Magellan Midstream Partners, L.P.
3.20%, 03/15/25	1,072	1,032
Occidental Petroleum Corporation
3.13%, 02/15/22	666	490
Phillips 66
4.30%, 04/01/22	912	914
		3,447
Information Technology 0.1%
MasterCard Incorporated
3.35%, 03/26/30	1,250	1,387
Health Care 0.1%
Allergan Funding SCS
3.45%, 03/15/22	991	988
Total Corporate Bonds And Notes (cost $59,692)		60,548
SHORT TERM INVESTMENTS 10.6%
Investment Companies 9.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (h) (i)	174,632	174,632
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (h) (i)	16,329	16,329
Total Short Term Investments (cost $190,961)		190,961
Total Investments 103.5% (cost $1,772,212)		1,863,675
Other Assets and Liabilities, Net (3.5)%		(62,661)
Total Net Assets 100.0%		1,801,014

(a) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) All or a portion of the security was on loan as of March 31, 2020.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $60,826.

(e) The security is a direct debt of the agency and not collateralized by mortgages.

(f) Treasury inflation indexed note, par amount is adjusted for inflation.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $17,126 and 1.0% of the Fund.

(h) Investment in affiliate.

(i) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Lazard Emerging Markets Fund
COMMON STOCKS 94.7%
China 23.7%
AAC Technologies Holdings Inc. (a)	969	4,961
Anhui Conch Cement Company Limited - Class H	1,763	12,217
Baidu, Inc. - Class A - ADR (b)	63	6,331
China Construction Bank Corporation - Class H	32,612	26,512
China Mobile Limited - ADR (a)	524	19,720
China Shenhua Energy Company Limited - Class H	2,502	4,764
CNOOC Limited	10,262	10,951
ENN Energy Holdings Ltd.	478	4,613
Hengan International Group Co. Ltd.	1,086	8,109
NetEase, Inc. - ADR	32	10,329
Ping An Insurance (Group) Co of China Ltd - Class H	401	3,925
Sinopharm Group Co. Ltd. - Class H	1,855	4,165
Weichai Power Co., Ltd. - Class H	6,316	10,108
		126,705
South Korea 14.7%
Hyundai Mobis	49	6,800
KB Financial Group Inc.	294	8,252
KT&G Corp.	76	4,661
Samsung Electronics Co. Ltd.	598	23,231
Shinhan Financial Group Co. Ltd.	374	8,724
SK Hynix Inc.	318	21,547
Woongjin Coway Co., Ltd.	108	5,120
		78,335
India 10.6%
Axis Bank Limited	949	4,752
Bajaj Auto Limited	147	3,918
Bharat Petroleum Corporation Limited	682	2,846
Bharti Infratel Limited	1,759	3,720
Coal India Ltd Govt Of India Undertaking	1,964	3,638
HCL Technologies Ltd.	1,356	7,816
Hero Motocorp Ltd.	221	4,670
Infosys Ltd. - ADR	875	7,180
Oil & Natural Gas Corp. Ltd.	4,117	3,726
Tata Consultancy Services Limited	426	10,270
UPL Limited	937	4,028
		56,564
Russian Federation 8.1%
Gazprom OAO Via Gaz Capital SA - ADR	950	4,373
Joint Stock Company "Alrosa" (Public Stock Society)	8,061	6,489
Mobile Telesystems PJSC - ADR	962	7,314
Public Joint Stock Society "Magnit" - GDR (c)	472	4,207
Public Joint Stock Society "Sberbank of Russia" - ADR	1,430	13,422
Public Joint Stock Society Oil Company "Lukoil" - ADR	128	7,592
		43,397
Brazil 5.6%
American Beverage Co Ambev - ADR	1,026	2,359
Banco do Brasil SA	1,882	10,066
BB Seguridade Participacoes S/A	1,414	6,840
CCR S.A.	2,915	6,685
Cielo S.A.	2,836	2,454
Irb Brasil Resseguros S/A	665	1,244
		29,648
Taiwan 5.0%
Catcher Technology Co. Ltd.	636	4,095
Hon Hai Precision Industry Co. Ltd.	3,305	7,604
Novatek Microelectronics Corp.	128	726
Taiwan Semiconductor Manufacturing Co. Ltd.	1,572	14,231
		26,656
South Africa 4.9%
Bidvest Group Ltd.	442	3,611
Life Healthcare Group Holdings	3,385	3,507
Nedbank Group Ltd.	365	1,685
Sanlam Ltd (a)	1,160	3,311
Shoprite Holdings Ltd.	719	5,053
Standard Bank Group Limited	547	3,080
Vodacom Group Limited	874	5,716
		25,963
Mexico 4.7%
America Movil, S.A.B. De C.V. - Class L - ADR	1,043	12,282
Grupo Mexico SAB de CV - Class B	2,857	5,293
Kimberly-Clark de Mexico SAB de CV - Class A	2,784	4,237
Ternium SA - ADR	266	3,165
		24,977
Indonesia 3.6%
Bank Mandiri Persero Tbk PT	25,770	7,389
PT Astra International Tbk	17,239	4,113
Telekomunikasi Indonesia Persero Tbk PT - ADR	404	7,774
		19,276
Hong Kong 3.1%
ASM Pacific Technology Ltd.	731	6,769
China Merchants Bank Co., Ltd. - Class H	2,138	9,632
		16,401
United Kingdom 2.7%
Anglo American PLC	124	2,180
Mondi plc	275	4,647
Unilever N.V.	155	7,631
		14,458
Turkey 2.1%
Koc Holding A.S.	2,587	5,269
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	503	5,743
		11,012
Hungary 1.8%
OTP Bank Plc	327	9,456
Thailand 1.4%
Kasikornbank PCL	1,338	3,750
Siam Cement PCL	393	3,858
		7,608
Egypt 1.2%
Commercial International Bank Egypt SAE - GDR (c)	1,821	6,558
Portugal 0.8%
Galp Energia, SGPS, S.A.	370	4,208
Pakistan 0.5%
Habib Bank Limited	1,649	1,025
Pakistan Petroleum Limited	3,728	1,612
		2,637
Malaysia 0.2%
British American Tobacco Malaysia Bhd	551	1,311
Total Common Stocks (cost $669,844)		505,170
SHORT TERM INVESTMENTS 5.6%
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	27,327	27,327
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	2,495	2,495
Total Short Term Investments (cost $29,822)		29,822
Total Investments 100.3% (cost $699,666)		534,992
Other Assets and Liabilities, Net (0.3)%		(1,559)
Total Net Assets 100.0%		533,433

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Lazard Emerging Markets Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Commercial International Bank Egypt SAE	05/22/13	5,553	6,558	1.2
Public Joint Stock Society "Magnit"	02/09/17	9,423	4,207	0.8
		14,976	10,765	2.0

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Loomis Sayles Global Growth Fund
COMMON STOCKS 99.4%
United States of America 51.7%
Alphabet Inc. - Class A (a)	9	10,993
Amazon.com, Inc. (a)	9	17,826
Autodesk, Inc. (a)	24	3,739
Colgate-Palmolive Co.	66	4,374
Deere & Company	61	8,380
Expeditors International of Washington Inc.	55	3,662
Facebook, Inc. - Class A (a)	71	11,916
Microsoft Corporation	61	9,607
Oracle Corporation	228	11,010
Procter & Gamble Co.	36	3,928
Qualcomm Incorporated	66	4,489
Salesforce.Com, Inc. (a)	44	6,331
Schlumberger Ltd.	169	2,275
SEI Investments Co.	69	3,190
Under Armour Inc. - Class A (a)	360	3,315
Visa Inc. - Class A	75	12,161
Yum China Holdings, Inc.	237	10,116
Yum! Brands, Inc.	28	1,932
		129,244
China 13.5%
Alibaba Group Holding Limited - ADS (a)	80	15,624
Baidu, Inc. - Class A - ADR (a)	49	4,910
Tencent Holdings Limited	189	9,298
Trip.Com Group Limited - ADR (a)	164	3,834
		33,666
Switzerland 11.0%
Nestle SA	58	5,974
Novartis AG	91	7,465
Roche Holding AG	43	13,991
		27,430
United Kingdom 6.0%
Experian PLC	244	6,753
Reckitt Benckiser Group PLC	41	3,133
Unilever N.V.	104	5,101
		14,987
Argentina 4.8%
MercadoLibre S.R.L (a)	24	11,959
Netherlands 3.7%
Adyen B.V. (a)	7	6,224
Core Laboratories N.V.	12	128
NXP Semiconductors N.V.	35	2,874
		9,226
Denmark 3.1%
Novo Nordisk A/S - Class B	130	7,798
France 2.7%
Danone	67	4,294
Sodexo SA	38	2,554
		6,848
Brazil 1.2%
American Beverage Co Ambev - ADR	1,272	2,926
Japan 1.1%
Fanuc Ltd.	21	2,841
Hong Kong 0.6%
Budweiser Brewing Company APAC Limited (a)	530	1,357
Total Common Stocks (cost $254,345)		248,282
SHORT TERM INVESTMENTS 0.5%
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	1,303	1,303
Total Short Term Investments (cost $1,303)		1,303
Total Investments 99.9% (cost $255,648)		249,585
Other Assets and Liabilities, Net 0.1%		293
Total Net Assets 100.0%		249,878

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Bond Index Fund
GOVERNMENT AND AGENCY OBLIGATIONS 73.6%
U.S. Treasury Note 31.9%
Treasury, United States Department of
1.13%, 07/31/21 - 08/31/21	4,390	4,438
2.00%, 11/15/21 (a)	2,680	2,754
1.75%, 11/30/21	500	512
2.63%, 05/15/21 - 02/15/29	20,966	22,304
2.00%, 05/31/21 - 08/15/25	22,780	23,994
1.13%, 02/28/22 - 02/28/25 (a)	6,670	6,875
0.38%, 03/31/22	1,800	1,805
1.88%, 11/30/21 - 07/31/26	23,465	24,509
1.75%, 06/15/22 (a)	1,300	1,341
1.75%, 07/31/21 - 11/15/29	28,951	30,469
2.13%, 05/31/21 - 05/31/26	35,245	37,328
1.63%, 06/30/21 - 08/15/29	29,765	31,389
0.50%, 03/15/23 - 03/31/25	3,400	3,421
2.50%, 01/15/22 - 05/15/24	16,989	18,160
1.25%, 07/31/23	1,650	1,698
1.38%, 01/31/22 - 08/31/26	14,030	14,510
1.63%, 10/31/23	1,080	1,128
2.75%, 08/15/21 - 02/15/28	26,935	29,449
2.13%, 11/30/23	1,660	1,766
1.50%, 08/31/21 - 01/31/27	37,080	38,483
2.25%, 04/30/21 - 11/15/25	21,756	23,133
2.88%, 10/15/21 - 08/15/28	33,805	38,001
3.00%, 10/31/25	2,400	2,733
2.00%, 12/31/21 - 11/15/26	5,620	5,959
2.25%, 02/15/27 (a)	1,790	1,995
0.63%, 03/31/27	1,680	1,689
2.38%, 04/15/21 - 05/15/27	14,660	15,513
3.13%, 05/15/21 - 11/15/28	5,145	5,814
1.50%, 02/15/30 (a)	4,635	4,996
		396,166
Mortgage-Backed Securities 26.9%
Federal Home Loan Mortgage Corporation
3.50%, 10/01/20 - 07/01/49	17,550	18,698
2.00%, 01/01/29 - 03/01/32	448	462
6.00%, 02/01/29 - 05/01/40	475	556
4.50%, 09/01/22 - 02/01/49	5,233	5,695
2.50%, 08/01/27 - 02/01/47	4,607	4,799
5.50%, 11/01/28 - 02/01/40	739	842
6.50%, 07/01/28 - 03/01/39	142	166
5.00%, 02/01/21 - 03/01/49	2,028	2,247
3.00%, 02/01/24 - 07/01/49	19,463	20,539
4.00%, 12/01/20 - 04/01/49	10,950	11,799
Federal National Mortgage Association, Inc.
3.50%, 03/01/26 - 04/01/46	883	941
2.50%, 12/01/21 - 01/01/50	9,792	10,184
2.50%, 07/01/31 - 01/01/32	533	555
2.00%, 11/01/31	91	94
2.00%, 09/01/28 - 02/01/32	604	623
TBA, 3.00%, 04/15/33 - 05/15/48 (b)	12,000	12,579
TBA, 2.50%, 04/15/33 - 05/15/48 (b)	3,925	4,070
7.00%, 02/01/31 - 02/01/38	31	37
6.50%, 07/01/32 - 12/01/38	266	310
7.50%, 11/01/37	2	3
6.00%, 05/01/24 - 09/01/39	882	1,023
5.50%, 01/01/21 - 02/01/42	1,511	1,712
3.50%, 09/01/25 - 11/01/49	32,956	35,053
5.00%, 06/01/40 - 11/01/43	170	188
4.50%, 07/01/20 - 06/01/49	9,134	9,913
4.00%, 06/01/44 - 07/01/46	642	691
4.00%, 03/01/24 - 08/01/49	25,403	27,298
3.00%, 11/01/26 - 01/01/50	39,136	41,248
3.00%, 02/01/31 - 12/01/46	1,041	1,097
TBA, 3.50%, 04/15/33 - 04/15/48 (b)	13,625	14,404
TBA, 4.00%, 04/15/32 - 04/15/48 (b)	7,500	8,005
TBA, 4.50%, 04/15/48 (b)	2,925	3,145
TBA, 5.00%, 04/15/48 (b)	450	486
5.00%, 10/01/21 - 06/01/49	2,655	2,927
Government National Mortgage Association
2.50%, 08/20/27 - 11/20/46	178	187
8.50%, 06/15/30 - 12/15/30	1	1
5.50%, 12/15/31 - 02/20/44	1,307	1,462
6.00%, 05/15/32 - 12/20/40	213	243
6.50%, 07/15/38	20	24
4.00%, 12/15/24 - 07/20/49	14,997	16,123
2.50%, 09/20/27 - 02/20/47	739	773
3.00%, 01/20/27 - 04/20/48	12,804	13,644
4.50%, 04/20/26 - 06/20/49	7,965	8,602
3.50%, 12/20/45 - 09/20/46	1,346	1,432
3.00%, 11/20/45 - 12/20/46	4,128	4,387
4.00%, 09/20/46	223	240
3.50%, 05/15/26 - 10/20/49	19,848	21,125
TBA, 2.50%, 04/15/43 - 05/15/48 (b)	1,650	1,724
TBA, 3.00%, 04/15/48 - 05/15/48 (b)	9,725	10,284
TBA, 3.50%, 04/15/48 - 05/15/48 (b)	7,350	7,752
5.00%, 03/15/33 - 06/20/49	3,395	3,690
		334,082
U.S. Treasury Bond 9.3%
Treasury, United States Department of
8.13%, 08/15/21	1,865	2,054
7.63%, 02/15/25 (a)	1,750	2,359
6.50%, 11/15/26	1,000	1,378
6.13%, 11/15/27	1,340	1,880
5.25%, 11/15/28	990	1,362
5.38%, 02/15/31 (a)	2,228	3,277
4.75%, 02/15/37	1,437	2,268
3.50%, 02/15/39 (a)	400	562
4.50%, 02/15/36 - 08/15/39	1,213	1,918
4.63%, 02/15/40	500	810
4.38%, 05/15/40	1,488	2,345
3.88%, 08/15/40	1,250	1,860
4.25%, 11/15/40	1,654	2,573
4.75%, 02/15/41	1,485	2,442
3.13%, 11/15/41 - 05/15/48	4,714	6,499
2.75%, 08/15/42 - 11/15/47	5,373	6,990
3.63%, 08/15/43 - 02/15/44	5,325	7,777
3.75%, 11/15/43	2,390	3,558
3.38%, 05/15/44 - 11/15/48	4,472	6,432
3.00%, 05/15/42 - 02/15/49	20,235	27,547
2.50%, 02/15/45 - 05/15/46	6,170	7,672
2.88%, 11/15/46	2,055	2,729
2.88%, 05/15/43 - 05/15/49	5,320	7,071
2.25%, 08/15/46 - 08/15/49	5,560	6,667
2.38%, 11/15/49	2,875	3,583
2.00%, 02/15/50	1,700	1,974
		115,587
Sovereign 2.9%
African Development Bank
2.38%, 09/23/21	300	308
Asian Development Bank
1.75%, 06/08/21 - 09/13/22	435	445
1.88%, 08/10/22	300	305
2.13%, 03/19/25	200	215
2.38%, 08/10/27	300	329
2.75%, 03/17/23 - 01/19/28	590	658
6.38%, 10/01/28	210	299
Canada, Government of
1.63%, 01/22/25 (a)	200	208
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
4.13%, 08/25/27	500	553
6.55%, 03/14/37	250	349
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	190	202
4.13%, 11/20/45	200	199
5.10%, 06/18/50	100	111
4.98%, 04/20/55	100	111
European Investment Bank
2.50%, 04/15/21 - 03/15/23	1,300	1,342
2.25%, 03/15/22	240	248
2.38%, 06/15/22 (a)	500	520
2.00%, 12/15/22	500	519
2.25%, 06/24/24 (a)	150	160
1.88%, 02/10/25 (a)	600	633

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Export Development Canada
2.75%, 03/15/23	300	319
Gobierno de la Republica de Chile
3.24%, 02/06/28	400	413
Gobierno Federal de los Estados Unidos Mexicanos
4.00%, 10/02/23	300	298
3.60%, 01/30/25 (a)	230	222
8.30%, 08/15/31	300	417
4.75%, 03/08/44	556	539
5.55%, 01/21/45 (a)	500	549
4.60%, 01/23/46	250	241
5.75%, 10/12/10	100	98
Gouvernement de la Province de Quebec
7.50%, 07/15/23	100	121
7.13%, 02/09/24	250	309
2.88%, 10/16/24 (a)	300	325
Government of the Republic of Panama
6.70%, 01/26/36	400	512
4.50%, 04/16/50	200	218
Inter-American Development Bank
2.63%, 04/19/21	750	767
2.50%, 01/18/23	500	526
2.13%, 01/15/25	500	532
4.38%, 01/24/44	100	156
International Bank for Reconstruction and Development
1.38%, 05/24/21 - 09/20/21	240	243
2.25%, 06/24/21	750	765
2.13%, 12/13/21	300	308
1.63%, 02/10/22	350	357
1.88%, 10/07/22	500	516
7.63%, 01/19/23	300	359
2.50%, 07/29/25 - 11/22/27	1,340	1,486
International Finance Corporation
1.13%, 07/20/21	500	504
Israel, Government of
4.00%, 06/30/22	500	524
5.50%, 04/26/24	142	167
Japan Bank For International Cooperation
1.88%, 04/20/21	200	202
1.75%, 01/23/23	200	204
3.25%, 07/20/23	200	217
3.38%, 07/31/23	400	432
2.13%, 02/10/25	250	264
2.25%, 11/04/26	400	427
2.00%, 10/17/29	400	424
KfW
1.50%, 06/15/21	665	672
2.63%, 01/25/22	700	726
2.13%, 03/07/22 (a)	290	299
2.13%, 06/15/22	240	248
2.38%, 12/29/22 (a)	300	315
2.50%, 11/20/24	800	866
2.00%, 05/02/25 (a)	680	725
0.00%, 06/29/37 (c)	150	118
Koztarsasagi Elnoki Hivatal
5.38%, 03/25/24	250	275
7.63%, 03/29/41	250	384
Landwirtschaftliche Rentenbank
2.50%, 11/15/27	400	446
Manitoba, Province of
3.05%, 05/14/24	350	380
Ministry of Defence State of Israel
3.38%, 01/15/50	200	191
Ontario, Government of
3.40%, 10/17/23 (a)	135	147
3.20%, 05/16/24	300	327
Presidencia de la Republica de Colombia
8.13%, 05/21/24	400	454
7.38%, 09/18/37 (a)	650	793
5.63%, 02/26/44	200	213
Segretariato Generale Della Presidenza Della Repubblica
6.88%, 09/27/23	750	862
5.38%, 06/15/33	200	232
Tennessee Valley Authority
5.25%, 09/15/39 (d)	200	295
5.38%, 04/01/56 (d)	300	536
The Philippines, Government of
4.20%, 01/21/24	250	263
9.50%, 02/02/30	400	607
6.38%, 01/15/32	500	642
3.70%, 03/01/41	300	326
The Province of Alberta, Government of
3.30%, 03/15/28	200	226
The Province of British Columbia, Government of
6.50%, 01/15/26	70	91
The Republic of Indonesia, The Government of
2.95%, 01/11/23	400	395
2.85%, 02/14/30	200	193
5.35%, 02/11/49 (a)	200	226
The Republic of Korea, Government of
5.63%, 11/03/25	250	305
Urzad Rady Ministrow
5.00%, 03/23/22	500	534
3.00%, 03/17/23	500	515
		35,502
U.S. Government Agency Obligations 1.0%
Council of Federal Home Loan Banks
1.38%, 02/17/23 (d)	500	513
Federal Home Loan Bank of New York
2.25%, 06/11/21 (d)	600	612
Federal Home Loan Banks Office of Finance
1.13%, 07/14/21 (d)	1,800	1,809
2.50%, 02/13/24 (d)	500	536
2.88%, 09/13/24 (d)	800	879
5.50%, 07/15/36 (d)	700	1,077
Federal Home Loan Mortgage Corporation
1.13%, 08/12/21 (d)	750	757
2.38%, 01/13/22 (d)	1,300	1,344
2.75%, 06/19/23 (d)	500	535
6.75%, 09/15/29 (a) (d)	60	89
6.75%, 03/15/31 (d)	120	187
6.25%, 07/15/32 (d)	205	320
Federal National Mortgage Association, Inc.
1.25%, 08/17/21 (d)	500	506
2.25%, 04/12/22 (d)	500	518
2.38%, 01/19/23 (d)	500	526
2.63%, 09/06/24 (a) (d)	500	544
1.63%, 10/15/24 (d)	500	523
7.25%, 05/15/30 (d)	540	844
6.63%, 11/15/30 (d)	631	971
		13,090
Commercial Mortgage-Backed Securities 0.9%
Fannie Mae Multifamily REMIC Trust
Series 2019-A2-M12, REMIC, 2.89%, 06/25/29	500	541
Federal Home Loan Mortgage Corporation
Series A2-K017, REMIC, 2.87%, 12/25/21	327	334
Series A1-K032, REMIC, 3.02%, 02/25/23	116	119
Series A2-K032, REMIC, 3.31%, 05/25/23 (e)	550	583
Series A2-K033, REMIC, 3.06%, 07/25/23 (e)	500	527
Series A2-K039, REMIC, 3.30%, 07/25/24	1,000	1,081
Series A2-K046, REMIC, 3.21%, 03/25/25	1,000	1,083
Series A2-K047, REMIC, 3.33%, 05/25/25	500	547
Series A2-K062, REMIC, 3.41%, 12/25/26	500	560
Series A2-K082, REMIC, 3.92%, 09/25/28	1,000	1,188
Series A2-K092, REMIC, 3.30%, 04/25/29	400	461
Series A1-K099, REMIC, 2.26%, 06/25/29	397	413
Federal National Mortgage Association, Inc.
Series 2013-APT-M14, REMIC, 2.62%, 04/25/23 (e)	142	146
Series 2016-A2-M1, REMIC, 2.94%, 01/25/26 (e)	1,367	1,457
Series 2017-A2-M2, REMIC, 2.80%, 02/25/27 (e)	1,000	1,065
Series 2018-A2-M1, REMIC, 2.99%, 12/25/27 (e)	500	554
Series 2018-A2-M14, REMIC, 3.58%, 08/25/28 (e)	500	566

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2019-A2-M5, REMIC, 3.27%, 02/25/29	300	333
		11,558
Municipal 0.7%
California, State of
3.50%, 04/01/28	80	89
7.55%, 04/01/39	300	487
7.30%, 10/01/39	150	230
Chicago Transit Authority
6.90%, 12/01/40	200	268
Connecticut, State of
5.85%, 03/15/32	125	153
Cook, County of
6.23%, 11/15/34	100	134
Dallas Convention Center Hotel Development Corporation
7.09%, 01/01/42	200	282
Dallas County Hospital District
5.62%, 08/15/44	300	411
Dallas Independent School District
insured by Texas Permanent School Fund, 6.45%, 02/15/35	300	302
Illinois, State of
5.10%, 06/01/33	300	298
7.35%, 07/01/35	400	449
Los Angeles Department of Water and Power
5.72%, 07/01/39	245	339
Los Angeles Unified School District
5.76%, 07/01/29	200	239
Massachusetts, Commonwealth of
4.91%, 05/01/29	300	358
Metropolitan Transportation Commission
6.26%, 04/01/49	200	305
Municipal Electric Authority of Georgia
7.06%, 04/01/57	199	262
New Jersey Economic Development Authority
insured by National Public Finance Guarantee Corp., 7.43%, 02/15/29	200	239
New Jersey Turnpike Authority
7.10%, 01/01/41	250	356
New York City Municipal Water Finance Authority
6.01%, 06/15/42	235	348
New York City Transitional Finance Authority
5.77%, 08/01/36	260	330
San Diego County Water Authority
6.14%, 05/01/49	260	359
State Public School Building Authority
5.00%, 09/15/27	300	348
Texas A&M University
3.66%, 07/01/47	100	107
Texas, State of
5.52%, 04/01/39	200	275
The Ohio State University
4.91%, 06/01/40	200	238
3.80%, 12/01/46	500	509
The Port Authority of New York and New Jersey
6.04%, 12/01/29	200	265
4.46%, 10/01/62	300	331
Wisconsin, State of
insured by Assured Guaranty Municipal Corp., 5.70%, 05/01/26	460	522
		8,833
Financials 0.0%
The Korea Development Bank
3.38%, 09/16/25	500	537
Total Government And Agency Obligations (cost $855,679)		915,355
CORPORATE BONDS AND NOTES 24.5%
Financials 7.6%
AerCap Ireland Capital Designated Activity Company
3.30%, 01/23/23	300	258
3.88%, 01/23/28	300	234
AerCap Ireland Limited
3.95%, 02/01/22	750	653
AFLAC Incorporated
3.63%, 06/15/23	200	203
Aktiebolaget Svensk Exportkredit
2.38%, 03/09/22	300	310
Ally Financial Inc.
3.88%, 05/21/24	300	283
8.00%, 11/01/31	300	347
American Express Company
2.65%, 12/02/22	500	504
3.00%, 10/30/24	400	410
4.05%, 12/03/42	400	477
American Express Credit Corporation
3.30%, 05/03/27	300	314
American Honda Finance Corporation
3.45%, 07/14/23	200	205
American International Group, Inc.
4.88%, 06/01/22	200	207
3.90%, 04/01/26	350	360
4.20%, 04/01/28	130	134
4.25%, 03/15/29 (a)	300	314
4.80%, 07/10/45	290	305
4.75%, 04/01/48	60	64
American Water Capital Corp.
3.75%, 09/01/47	100	99
Aon Corporation
3.75%, 05/02/29	300	315
Arch Capital Group (U.S.) Inc.
5.14%, 11/01/43	150	165
Ares Capital Corporation
4.25%, 03/01/25	300	260
Asian Development Bank
1.50%, 10/18/24	400	415
1.88%, 01/24/30	200	216
AXA
8.60%, 12/15/30	100	132
Banco Santander, S.A.
3.13%, 02/23/23	400	396
3.80%, 02/23/28	400	393
Bank of America Corporation
2.63%, 04/19/21	380	382
5.00%, 05/13/21	400	413
2.82%, 07/21/23 (e)	800	809
3.00%, 12/20/23	1,300	1,324
4.00%, 04/01/24 - 01/22/25	450	476
3.86%, 07/23/24	140	147
4.20%, 08/26/24	750	794
3.46%, 03/15/25	400	417
2.46%, 10/22/25	400	402
4.25%, 10/22/26	750	789
3.59%, 07/21/28	750	780
3.97%, 03/05/29	150	161
4.27%, 07/23/29	170	184
3.19%, 07/23/30	300	306
2.88%, 10/22/30	400	399
2.50%, 02/13/31	185	179
4.24%, 04/24/38	120	137
4.44%, 01/20/48 (e)	120	143
3.95%, 01/23/49	75	82
4.33%, 03/15/50	300	354
Bank of Montreal
1.90%, 08/27/21	300	300
2.90%, 03/26/22 (f)	400	405
3.80%, 12/15/32	300	291
Banque Developpt Conseil Europe 9
1.38%, 02/27/25	300	314
Barclays PLC
3.65%, 03/16/25	400	397
5.25%, 08/17/45	250	288
Berkshire Hathaway Finance Corporation
4.30%, 05/15/43 (a)	200	235
4.20%, 08/15/48	135	165
Berkshire Hathaway Inc.
3.13%, 03/15/26	220	234
BlackRock, Inc.
3.38%, 06/01/22	350	363

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
2.40%, 04/30/30	200	199
BNP Paribas
4.25%, 10/15/24	250	256
BPCE
4.00%, 04/15/24	200	210
Brighthouse Financial, Inc.
3.70%, 06/22/27	300	260
Brookfield Asset Management Inc.
4.00%, 01/15/25	250	255
Brookfield Financial, Inc.
3.90%, 01/25/28	150	152
Canadian Imperial Bank of Commerce
2.25%, 01/28/25 (a) (f)	200	198
Capital One Financial Corporation
3.50%, 06/15/23	550	547
4.20%, 10/29/25	500	492
Caterpillar Financial Services Corporation
2.15%, 11/08/24	300	301
Chubb INA Holdings Inc.
2.70%, 03/13/23	500	509
4.35%, 11/03/45	150	187
Cincinnati Financial Corporation
6.13%, 11/01/34	100	141
Citigroup Inc.
2.90%, 12/08/21 (a)	250	252
4.50%, 01/14/22	750	780
2.75%, 04/25/22	500	504
4.05%, 07/30/22	400	409
5.50%, 09/13/25	300	336
3.20%, 10/21/26	780	808
3.89%, 01/10/28 (e)	160	166
3.67%, 07/24/28 (e)	450	466
4.13%, 07/25/28 (a)	250	254
4.08%, 04/23/29	115	121
6.63%, 06/15/32	300	379
5.88%, 01/30/42	489	657
4.75%, 05/18/46	200	223
4.28%, 04/24/48	60	67
4.65%, 07/23/48	140	166
CME Group Inc.
3.00%, 03/15/25	200	210
CNA Financial Corporation
5.75%, 08/15/21	200	205
Cooperatieve Rabobank U.A.
4.38%, 08/04/25	500	506
5.25%, 08/04/45	250	310
Corporacion Andina de Fomento
4.38%, 06/15/22	750	802
Credit Suisse (USA), Inc.
3.00%, 10/29/21	500	509
3.63%, 09/09/24	250	261
Credit Suisse Group Funding (Guernsey) Ltd
4.88%, 05/15/45	250	302
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	220	209
3.95%, 02/27/23	500	470
Diamond Finance International Limited
4.42%, 06/15/21 (g)	530	532
6.02%, 06/15/26 (g)	425	448
8.10%, 07/15/36 (g)	145	165
8.35%, 07/15/46 (g)	120	141
Discover Bank
4.25%, 03/13/26	200	201
2.70%, 02/06/30	250	220
Equitable Holdings, Inc.
4.35%, 04/20/28	85	84
5.00%, 04/20/48	100	92
European Investment Bank
1.38%, 09/06/22 (a)	1,000	1,018
1.38%, 05/15/23	250	256
1.63%, 03/14/25 (a)	210	220
Fifth Third Bancorp
8.25%, 03/01/38	300	412
Fifth Third Bank, National Association
2.25%, 06/14/21	500	501
GE Capital International Funding Company Unlimited Company
3.37%, 11/15/25	500	507
4.42%, 11/15/35	350	377
General Motors Financial Company, Inc.
3.20%, 07/06/21	500	479
4.38%, 09/25/21	380	371
3.55%, 07/08/22	300	277
4.15%, 06/19/23	500	450
4.00%, 01/15/25	200	177
2.90%, 02/26/25	200	173
HSBC Holdings PLC
5.10%, 04/05/21	250	256
2.95%, 05/25/21	295	297
3.26%, 03/13/23 (e)	400	401
4.25%, 03/14/24	150	153
3.80%, 03/11/25 (f)	400	410
3.97%, 05/22/30	300	304
7.63%, 05/17/32	650	943
6.10%, 01/14/42	300	389
ING Groep N.V.
3.55%, 04/09/24	300	301
Inter-American Development Bank
1.75%, 04/14/22	400	410
1.75%, 03/14/25 (a)	160	168
Intercontinental Exchange, Inc.
4.00%, 10/15/23	300	325
4.25%, 09/21/48 (a)	75	83
International Bank for Reconstruction and Development
1.63%, 01/15/25	250	261
International Finance Corporation
2.00%, 10/24/22	500	519
1.38%, 10/16/24	400	414
J.P. Morgan Chase & Co.
2.78%, 04/25/23	900	911
Jefferies Financial Group Inc.
5.50%, 10/18/23 (a)	400	409
Jefferies Group LLC
6.88%, 04/15/21	500	502
4.15%, 01/23/30	150	142
JPMorgan Chase & Co.
2.40%, 06/07/21	500	502
3.20%, 01/25/23 (a)	500	515
3.38%, 05/01/23	750	778
3.63%, 05/13/24	250	269
3.80%, 07/23/24	130	136
3.13%, 01/23/25 (a)	305	317
2.30%, 08/15/21 - 10/15/25	735	734
8.00%, 04/29/27	200	262
3.54%, 05/01/28	300	315
3.51%, 01/23/29	200	208
4.01%, 04/23/29	150	163
4.20%, 07/23/29	640	708
2.74%, 10/15/30	220	220
5.60%, 07/15/41	800	1,113
3.96%, 11/15/48	200	232
3.90%, 01/23/49	105	121
KeyCorp
2.25%, 04/06/27	250	230
KfW
2.50%, 02/15/22	400	414
1.63%, 02/15/23 (a)	600	618
Lazard Group LLC
4.38%, 03/11/29	300	303
Lincoln National Corporation
4.00%, 09/01/23	500	513
Lloyds Bank PLC
2.25%, 08/14/22	300	299
Lloyds Banking Group PLC
3.90%, 03/12/24 (f)	300	304
4.65%, 03/24/26	500	511
LYB International Finance B.V.
5.25%, 07/15/43	300	318

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Markel Corporation
4.15%, 09/17/50	300	292
Marsh & Mclennan Companies, Inc.
4.90%, 03/15/49	65	79
Merrill Lynch & Co., Inc.
6.11%, 01/29/37	250	324
MetLife, Inc.
3.60%, 04/10/24	250	264
5.70%, 06/15/35	100	127
6.40%, 12/15/36	100	104
5.88%, 02/06/41	300	381
Mitsubishi UFJ Financial Group Inc
3.54%, 07/26/21	300	304
2.19%, 09/13/21	500	497
3.76%, 07/26/23	300	310
4.29%, 07/26/38	300	310
Mizuho Financial Group Inc
3.55%, 03/05/23	300	309
4.02%, 03/05/28	500	534
Morgan Stanley
3.13%, 01/23/23	150	153
3.75%, 02/25/23	300	312
3.70%, 10/23/24	100	106
4.00%, 07/23/25	750	803
6.25%, 08/09/26	200	239
4.35%, 09/08/26 (a)	650	697
3.63%, 01/20/27	600	632
2.70%, 01/22/31	185	181
6.38%, 07/24/42	300	434
4.38%, 01/22/47	200	242
National Australia Bank Limited
2.50%, 07/12/26	500	504
National Rural Utilities Cooperative Finance Corporation
2.95%, 02/07/24	400	398
NatWest Markets PLC
6.13%, 12/15/22	200	205
Nomura Holdings, Inc.
2.65%, 01/16/25	200	196
Northern Trust Corporation
3.95%, 10/30/25	250	262
ORIX Corporation
3.70%, 07/18/27	200	200
PNC Bank, National Association
4.20%, 11/01/25	300	324
Prudential Financial, Inc.
3.50%, 05/15/24	500	530
5.20%, 03/15/44 (e)	250	224
4.60%, 05/15/44	150	157
3.91%, 12/07/47	313	301
4.35%, 02/25/50	300	302
3.70%, 03/13/51	300	279
Royal Bank of Canada
3.20%, 04/30/21	500	506
S&P Global Inc.
4.40%, 02/15/26	90	100
2.50%, 12/01/29	200	195
Santander Holdings USA, Inc.
4.50%, 07/17/25 (a)	500	456
Shire Acquisitions Investments Ireland Designated Activity Company
2.40%, 09/23/21	250	249
3.20%, 09/23/26	500	511
State Street Corporation
3.10%, 05/15/23	500	512
3.03%, 11/01/34	230	220
Sumitomo Mitsui Banking Corporation
3.40%, 07/11/24	500	511
Sumitomo Mitsui Financial Group, Inc.
2.06%, 07/14/21	250	249
3.10%, 01/17/23	100	101
3.45%, 01/11/27	150	154
3.54%, 01/17/28	200	207
3.04%, 07/16/29	300	299
Swedbank AB
3.35%, 05/24/21	500	505
Synchrony Financial
4.25%, 08/15/24	250	247
TD Ameritrade Holding Corporation
2.95%, 04/01/22	200	200
The Allstate Corporation
3.15%, 06/15/23	400	412
The Bank of Nova Scotia
2.00%, 11/15/22 (f)	580	580
The Goldman Sachs Group, Inc.
5.25%, 07/27/21	500	518
5.75%, 01/24/22	250	265
3.63%, 01/22/23	400	412
2.91%, 07/24/23	500	505
3.75%, 05/22/25 (a)	1,000	1,034
4.25%, 10/21/25	500	524
3.85%, 01/26/27	110	113
3.81%, 04/23/29	150	155
6.75%, 10/01/37	350	462
4.41%, 04/23/39	90	98
6.25%, 02/01/41	250	346
4.75%, 10/21/45	230	275
The Hartford Financial Services Group, Inc.
6.10%, 10/01/41	75	92
The PNC Financial Services Group, Inc.
2.20%, 11/01/24	500	505
3.15%, 05/19/27	400	415
3.45%, 04/23/29	200	203
2.55%, 01/22/30	400	387
The Progressive Corporation
4.35%, 04/25/44	200	235
4.13%, 04/15/47	50	58
The Royal Bank of Scotland Group Public Limited Company
3.50%, 05/15/23 (e) (f)	200	200
3.88%, 09/12/23	300	303
4.27%, 03/22/25 (f)	400	415
The Toronto-Dominion Bank
1.80%, 07/13/21 (a)	300	301
1.90%, 12/01/22 (a) (f)	300	300
The Travelers Companies, Inc.
6.38%, 03/15/33	200	278
4.00%, 05/30/47	100	115
Truist Bank
3.63%, 09/16/25	500	526
Truist Financial Corporation
2.50%, 08/01/24	325	326
U.S. Bancorp
4.13%, 05/24/21	400	410
2.95%, 07/15/22	400	406
3.15%, 04/27/27	500	513
U.S. Bank National Association
2.80%, 01/27/25	500	513
Unum Group
4.50%, 12/15/49	300	231
Wells Fargo & Company
4.60%, 04/01/21	500	511
3.50%, 03/08/22 (a)	500	509
3.07%, 01/24/23	220	224
3.00%, 02/19/25 - 04/22/26	640	657
2.16%, 02/11/26	160	156
4.10%, 06/03/26	200	209
3.00%, 10/23/26	500	515
3.58%, 05/22/28 (e)	250	260
4.15%, 01/24/29	130	142
2.57%, 02/11/31	360	345
5.38%, 02/07/35	250	312
5.61%, 01/15/44	350	430
4.90%, 11/17/45	250	285
4.75%, 12/07/46	200	219
Wells Fargo Bank, National Association
3.63%, 10/22/21	500	513
Westpac Banking Corporation
2.00%, 08/19/21	350	348

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
2.75%, 01/11/23	200	203
2.85%, 05/13/26	90	93
2.70%, 08/19/26	250	257
3.40%, 01/25/28	200	214
4.11%, 07/24/34	500	487
4.42%, 07/24/39 (a)	50	50
Willis North America Inc.
3.88%, 09/15/49	300	306
		93,938
Health Care 2.9%
Abbott Laboratories
2.95%, 03/15/25	250	264
6.00%, 04/01/39	100	134
4.75%, 04/15/43	200	264
AbbVie Inc.
2.90%, 11/06/22	400	404
2.60%, 11/21/24 (g)	400	404
3.60%, 05/14/25	140	147
3.20%, 05/14/26	200	204
4.25%, 11/14/28	100	106
3.20%, 11/21/29 (g)	350	351
4.50%, 05/14/35	180	199
4.30%, 05/14/36	115	125
4.05%, 11/21/39 (g)	400	417
4.70%, 05/14/45	260	293
4.45%, 05/14/46	140	152
4.88%, 11/14/48	100	116
4.25%, 11/21/49 (g)	300	322
Actavis LLC
3.25%, 10/01/22	500	501
4.63%, 10/01/42	500	525
Aetna Inc.
3.50%, 11/15/24	200	203
6.63%, 06/15/36	150	197
4.13%, 11/15/42	200	201
Amgen Inc.
2.65%, 05/11/22	200	202
2.60%, 08/19/26	180	189
2.45%, 02/21/30	80	79
3.15%, 02/21/40	265	263
3.38%, 02/21/50	265	279
4.66%, 06/15/51	808	1,003
Anthem, Inc.
3.30%, 01/15/23	300	302
3.50%, 08/15/24	500	511
4.65%, 01/15/43	200	223
4.38%, 12/01/47	80	86
AstraZeneca PLC
3.38%, 11/16/25	115	121
6.45%, 09/15/37	250	355
4.38%, 11/16/45 - 08/17/48	130	161
Baxalta Incorporated
4.00%, 06/23/25	250	266
5.25%, 06/23/45	60	74
Becton, Dickinson and Company
3.73%, 12/15/24	193	198
Biogen Inc.
4.05%, 09/15/25	140	148
Boston Scientific Corporation
3.85%, 05/15/25	102	108
Bristol-Myers Squibb Company
2.00%, 08/01/22	300	302
3.25%, 02/20/23 (g)	60	62
2.90%, 07/26/24 (g)	270	281
3.88%, 08/15/25 (g)	220	239
3.90%, 02/20/28 (g)	200	222
3.40%, 07/26/29 (g)	240	264
4.13%, 06/15/39 (g)	100	120
3.25%, 08/01/42	600	650
4.63%, 05/15/44 (g)	250	315
4.35%, 11/15/47 (g)	70	88
4.55%, 02/20/48 (g)	90	115
4.25%, 10/26/49 (g)	190	240
Cardinal Health, Inc.
2.62%, 06/15/22	200	201
3.75%, 09/15/25	100	103
3.41%, 06/15/27 (a)	200	202
Cigna Holding Company
3.40%, 09/17/21	70	71
3.75%, 07/15/23	113	117
3.50%, 06/15/24 (g)	300	310
3.40%, 03/01/27 (g)	400	408
4.38%, 10/15/28	210	226
4.80%, 08/15/38	120	134
4.80%, 07/15/46 (g)	200	228
3.88%, 10/15/47 (g)	60	60
4.90%, 12/15/48	160	192
CVS Health Corporation
3.50%, 07/20/22	500	513
3.70%, 03/09/23	400	414
4.10%, 03/25/25	400	421
2.88%, 06/01/26	200	202
4.30%, 03/25/28	620	659
3.25%, 08/15/29	100	100
5.13%, 07/20/45	200	230
5.05%, 03/25/48	470	531
Eli Lilly and Company
3.38%, 03/15/29	500	551
Gilead Sciences, Inc.
4.40%, 12/01/21	200	208
1.95%, 03/01/22	200	200
3.65%, 03/01/26	750	818
2.95%, 03/01/27	550	573
4.15%, 03/01/47 (a)	150	183
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	500	516
3.38%, 05/15/23	135	142
3.88%, 05/15/28	120	134
HCA Inc.
5.00%, 03/15/24	350	362
4.13%, 06/15/29	100	101
5.13%, 06/15/39	50	51
5.50%, 06/15/47	300	335
5.25%, 06/15/49	100	107
Humana Inc.
4.95%, 10/01/44	200	224
Johnson & Johnson
2.45%, 03/01/26	350	375
3.63%, 03/03/37	100	117
5.95%, 08/15/37	250	375
4.50%, 12/05/43	100	134
3.50%, 01/15/48	50	60
Laboratory Corporation of America Holdings
3.20%, 02/01/22	500	503
McKesson Corporation
2.85%, 03/15/23	500	506
4.88%, 03/15/44	60	65
MedStar Health, Inc.
3.63%, 08/15/49 (a)	200	216
Medtronic, Inc.
3.50%, 03/15/25	210	226
4.38%, 03/15/35	200	247
4.63%, 03/15/45	284	376
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	150	180
4.20%, 07/01/55	250	288
Merck & Co., Inc.
2.35%, 02/10/22	250	255
2.40%, 09/15/22	400	407
3.90%, 03/07/39	50	59
3.60%, 09/15/42	200	230
3.70%, 02/10/45	250	292
4.00%, 03/07/49	80	101
Mylan Inc
4.20%, 11/29/23	400	405
Mylan N.V.
5.25%, 06/15/46	85	86

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Northwell Health, Inc.
3.98%, 11/01/46	500	511
Novartis Capital Corporation
2.20%, 08/14/30	95	97
4.40%, 05/06/44	200	262
2.75%, 08/14/50	65	67
Pfizer Inc.
1.95%, 06/03/21	185	187
2.75%, 06/03/26	475	499
6.60%, 12/01/28 (h)	50	66
4.40%, 05/15/44	650	812
4.20%, 09/15/48	50	63
4.00%, 03/15/49	65	80
Providence St. Joseph Health
3.74%, 10/01/47	350	374
Quest Diagnostics Incorporated
4.70%, 04/01/21	200	202
3.50%, 03/30/25	300	306
Stryker Corporation
3.50%, 03/15/26	250	260
4.10%, 04/01/43	200	211
The New York and Presbyterian Hospital
4.06%, 08/01/56	300	356
Thermo Fisher Scientific Inc.
2.95%, 09/19/26	250	253
5.30%, 02/01/44	200	246
Trinity Health Group, Ltd.
4.13%, 12/01/45	250	288
UnitedHealth Group Incorporated
2.88%, 03/15/22 (a)	900	929
3.88%, 12/15/28 (a)	200	222
5.80%, 03/15/36	150	196
4.75%, 07/15/45	110	138
4.20%, 01/15/47	150	177
3.75%, 07/15/25 - 10/15/47	200	218
4.25%, 06/15/48	80	96
4.45%, 12/15/48	60	72
Wyeth LLC
5.95%, 04/01/37	250	356
Zimmer Biomet Holdings, Inc.
3.15%, 04/01/22	200	200
3.55%, 04/01/25	200	201
		36,270
Information Technology 2.1%
Adobe Inc.
2.30%, 02/01/30	200	199
Apple Inc.
2.85%, 05/06/21	300	306
2.50%, 02/09/22	200	205
2.30%, 05/11/22	160	164
1.70%, 09/11/22	300	306
2.40%, 05/03/23	650	675
3.45%, 05/06/24	400	430
1.80%, 09/11/24	135	138
2.45%, 08/04/26	320	333
3.35%, 02/09/27	400	436
3.20%, 05/11/27	150	163
3.00%, 11/13/27	620	666
2.20%, 09/11/29	300	308
4.65%, 02/23/46	300	399
4.25%, 02/09/47	60	77
3.75%, 09/12/47 - 11/13/47	160	191
2.95%, 09/11/49	300	314
Applied Materials, Inc.
3.90%, 10/01/25 (a)	350	368
Autodesk, Inc.
4.38%, 06/15/25	500	529
Broadcom Corporation
2.65%, 01/15/23	300	292
3.13%, 01/15/25	300	284
3.88%, 01/15/27	330	314
3.50%, 01/15/28	300	281
Broadcom Inc.
4.75%, 04/15/29 (g)	200	203
CA, Inc.
3.60%, 08/15/22	500	483
Cisco Systems, Inc.
1.85%, 09/20/21	400	402
3.00%, 06/15/22	100	104
3.63%, 03/04/24	300	325
3.50%, 06/15/25	100	109
2.50%, 09/20/26 (a)	400	422
Corning Incorporated
5.75%, 08/15/40	95	117
3.90%, 11/15/49	300	295
4.38%, 11/15/57	40	42
DXC Technology Company
4.75%, 04/15/27	30	30
Fidelity National Information Services, Inc.
3.50%, 04/15/23	106	108
Fiserv, Inc.
2.75%, 07/01/24	190	190
3.50%, 07/01/29	190	199
4.40%, 07/01/49	100	106
Hewlett Packard Enterprise Company
4.90%, 10/15/25	180	185
6.35%, 10/15/45	90	105
HP Inc.
4.30%, 06/01/21	200	202
4.05%, 09/15/22	300	295
Intel Corporation
2.70%, 12/15/22 (a)	200	208
2.88%, 05/11/24	100	105
3.70%, 07/29/25	500	550
3.15%, 05/11/27 (a)	150	161
2.45%, 11/15/29 (a)	250	253
4.25%, 12/15/42	200	240
4.10%, 05/11/47	150	182
3.73%, 12/08/47	120	137
3.25%, 11/15/49	80	87
International Business Machines Corporation
3.00%, 05/15/24	300	316
7.00%, 10/30/25	200	242
3.45%, 02/19/26	135	145
3.50%, 05/15/29	210	229
5.88%, 11/29/32	100	134
4.15%, 05/15/39	100	113
4.00%, 06/20/42	200	228
4.25%, 05/15/49	150	178
Jabil Inc.
4.70%, 09/15/22	300	300
Juniper Networks, Inc.
4.35%, 06/15/25	200	202
Keysight Technologies, Inc.
4.55%, 10/30/24	300	335
KLA Corporation
3.30%, 03/01/50	300	286
Microsoft Corporation
2.40%, 02/06/22	240	247
2.38%, 02/12/22	400	411
3.13%, 11/03/25	680	744
3.30%, 02/06/27	450	499
4.20%, 11/03/35	210	260
5.30%, 02/08/41 (a)	200	287
4.45%, 11/03/45	177	231
4.75%, 11/03/55	60	85
3.95%, 08/08/56	635	795
4.50%, 02/06/57	240	329
Motorola Solutions, Inc.
4.60%, 05/23/29	300	315
NXP B.V.
5.55%, 12/01/28 (g)	100	108
Oracle Corporation
2.50%, 05/15/22	500	508
2.63%, 02/15/23	200	205
3.63%, 07/15/23	400	424
2.65%, 07/15/26	500	513
3.25%, 11/15/27	210	216
3.90%, 05/15/35	350	376

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
3.80%, 11/15/37	200	207
4.50%, 07/08/44	200	228
4.13%, 05/15/45	200	218
4.38%, 05/15/55	160	178
Paypal Holdings, Inc.
2.20%, 09/26/22	250	248
2.85%, 10/01/29	100	99
Qualcomm Incorporated
3.45%, 05/20/25	150	158
3.25%, 05/20/27	300	314
4.65%, 05/20/35	60	74
4.80%, 05/20/45	90	118
Seagate HDD Cayman
5.75%, 12/01/34	250	231
Texas Instruments Incorporated
4.15%, 05/15/48	75	93
Total System Services, Inc.
3.80%, 04/01/21	500	502
Visa Inc.
3.15%, 12/14/25	305	332
4.15%, 12/14/35	115	144
4.30%, 12/14/45	205	260
3.65%, 09/15/47	45	51
		25,939
Communication Services 2.1%
Alphabet Inc.
2.00%, 08/15/26	300	317
America Movil, S.A.B. De C.V.
6.38%, 03/01/35	100	133
4.38%, 07/16/42 (a)	200	219
AT&T Inc.
3.40%, 06/15/22 (h)	500	509
3.00%, 06/30/22	150	151
3.40%, 05/15/25	200	205
2.95%, 07/15/26	500	495
4.25%, 03/01/27	170	181
6.35%, 03/15/40	300	381
4.35%, 03/01/29 - 06/15/45	655	693
4.85%, 07/15/45	90	101
4.75%, 05/15/46	200	222
5.65%, 02/15/47	160	200
4.50%, 05/15/35 - 03/09/48	1,606	1,735
5.70%, 03/01/57	170	211
British Telecommunications Public Limited Company
9.63%, 12/15/30 (h)	250	385
Charter Communications Operating, LLC
4.91%, 07/23/25	640	687
5.38%, 04/01/38	400	439
6.48%, 10/23/45	210	251
5.75%, 04/01/48	100	114
4.80%, 03/01/50	200	209
Comcast Corporation
2.75%, 03/01/23	50	51
3.70%, 04/15/24	285	305
3.38%, 08/15/25	290	308
4.15%, 10/15/28	650	731
4.20%, 08/15/34	500	570
6.50%, 11/15/35	100	145
6.95%, 08/15/37	250	363
3.90%, 03/01/38	70	78
4.75%, 03/01/44	300	379
4.00%, 08/15/47 - 03/01/48	410	475
4.70%, 10/15/48	365	467
Deutsche Telekom International Finance B.V.
8.75%, 06/15/30 (h)	300	414
Discovery Communications, LLC
3.50%, 06/15/22	250	249
3.95%, 03/20/28	105	102
5.00%, 09/20/37	150	149
6.35%, 06/01/40	100	113
5.20%, 09/20/47	75	76
Fox Corporation
5.48%, 01/25/39	65	75
5.58%, 01/25/49	80	96
Grupo Televisa S.A.B.
6.63%, 03/18/25	100	109
5.00%, 05/13/45	300	301
NBCUniversal Media, LLC
6.40%, 04/30/40	250	358
Orange SA
5.38%, 01/13/42	100	127
5.50%, 02/06/44	300	387
RELX Capital Inc.
4.00%, 03/18/29	300	310
Rogers Communications Inc.
3.63%, 12/15/25	300	318
3.70%, 11/15/49	500	518
Spectrum Management Holding Company, LLC
7.30%, 07/01/38	300	370
6.75%, 06/15/39	300	341
Telefonica Emisiones, S.A.U.
5.52%, 03/01/49	300	358
Telefonica Europe B.V.
8.25%, 09/15/30	500	717
The Interpublic Group of Companies, Inc.
4.20%, 04/15/24	250	254
The Walt Disney Company
3.00%, 09/15/22	350	361
1.75%, 08/30/24	150	150
2.00%, 09/01/29	625	608
6.20%, 12/15/34	50	68
2.75%, 09/01/49	225	218
TWDC Enterprise 18 Corp.
2.75%, 08/16/21	300	303
7.00%, 03/01/32	50	71
Verizon Communications Inc.
3.13%, 03/16/22	135	139
5.15%, 09/15/23	250	278
3.38%, 02/15/25	223	240
4.13%, 03/16/27	300	335
4.33%, 09/21/28	400	459
4.02%, 12/03/29	982	1,106
4.50%, 08/10/33	180	215
5.25%, 03/16/37	195	250
4.86%, 08/21/46	850	1,110
5.01%, 04/15/49	260	351
Viacom Inc.
3.88%, 04/01/24	156	155
7.88%, 07/30/30	125	149
4.38%, 03/15/43	300	265
ViacomCBS Inc.
4.00%, 01/15/26	500	510
4.85%, 07/01/42	150	131
Vodafone Group Public Limited Company
4.38%, 05/30/28	220	230
7.88%, 02/15/30	200	257
5.00%, 05/30/38	60	66
5.25%, 05/30/48	175	210
4.25%, 09/17/50	75	76
5.13%, 06/19/59	110	127
		25,890
Energy 2.0%
Apache Corporation
4.75%, 04/15/43 (a)	200	89
Baker Hughes, a GE Company, LLC
2.77%, 12/15/22	500	476
3.34%, 12/15/27 (a)	400	366
Boardwalk Pipelines, LP
3.38%, 02/01/23	200	171
BP Capital Markets P.L.C.
3.06%, 03/17/22	200	199
3.81%, 02/10/24	500	521
3.28%, 09/19/27	90	90
Burlington Resources Finance Co
7.20%, 08/15/31	100	115
Canadian Natural Resources Limited
5.85%, 02/01/35	150	112
6.25%, 03/15/38	150	116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cenovus Energy Inc.
5.40%, 06/15/47	250	113
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	180	161
Chevron Corporation
2.10%, 05/16/21	145	145
3.19%, 06/24/23	500	522
2.95%, 05/16/26 (a)	110	116
CNOOC Limited
3.00%, 05/09/23	400	408
4.25%, 05/09/43	300	339
CNOOC Petroleum North America ULC
5.88%, 03/10/35	50	67
Columbia Pipeline Group, Inc.
5.80%, 06/01/45	100	106
Concho Resources Inc.
4.30%, 08/15/28	250	215
4.88%, 10/01/47 (a)	45	35
Conoco Funding Company
7.25%, 10/15/31	75	85
ConocoPhillips
6.95%, 04/15/29	200	242
Continental Resources, Inc.
4.50%, 04/15/23 (a)	300	165
Devon Energy Corporation
5.85%, 12/15/25 (a)	57	46
Ecopetrol S.A.
5.88%, 09/18/23	600	594
4.13%, 01/16/25	250	232
Enable Midstream Partners, LP
3.90%, 05/15/24	200	119
4.95%, 05/15/28	300	149
Enbridge Energy Partners, L.P.
7.50%, 04/15/38	200	233
Energen Corporation
4.63%, 09/01/21	200	184
Energy Transfer LP
4.75%, 01/15/26	350	305
4.95%, 06/15/28	650	543
3.75%, 05/15/30	250	195
7.50%, 07/01/38	200	187
6.50%, 02/01/42	150	135
6.00%, 06/15/48	50	42
5.00%, 05/15/50	200	154
Energy Transfer Operating, L.P.
6.25%, 04/15/49	90	76
Enterprise Products Operating LLC
3.70%, 02/15/26	350	349
2.80%, 01/31/30	250	227
6.88%, 03/01/33	25	28
6.45%, 09/01/40	100	104
4.45%, 02/15/43	150	143
4.95%, 10/15/54	300	284
3.95%, 01/31/60	100	84
EOG Resources, Inc.
2.63%, 03/15/23	200	196
3.15%, 04/01/25	200	187
Equinor ASA
3.15%, 01/23/22	200	203
3.70%, 03/01/24	200	207
3.95%, 05/15/43	300	311
Exxon Mobil Corporation
3.04%, 03/01/26	315	333
2.28%, 08/16/26	150	150
3.00%, 08/16/39	300	300
4.11%, 03/01/46	205	240
3.10%, 08/16/49	200	203
Halliburton Company
3.80%, 11/15/25 (a)	150	132
7.45%, 09/15/39	250	221
5.00%, 11/15/45	120	94
Hess Corporation
7.30%, 08/15/31	23	18
5.60%, 02/15/41	400	275
HollyFrontier Corporation
5.88%, 04/01/26	240	208
Husky Energy Inc.
4.40%, 04/15/29	200	137
Kinder Morgan Energy Partners, L.P.
3.50%, 09/01/23	300	295
5.00%, 03/01/43	300	283
5.40%, 09/01/44 (a)	250	238
Kinder Morgan, Inc.
5.30%, 12/01/34	350	338
Marathon Petroleum Corporation
3.80%, 04/01/28 (a)	200	169
6.50%, 03/01/41	300	277
MPLX LP
4.88%, 06/01/25	250	206
4.50%, 04/15/38	105	81
5.20%, 03/01/47	60	48
5.50%, 02/15/49	80	67
4.90%, 04/15/58	110	77
National Oilwell Varco, Inc.
2.60%, 12/01/22	23	21
Noble Energy, Inc.
3.90%, 11/15/24 (a)	35	29
Occidental Petroleum Corporation
4.50%, 07/15/44	200	83
Oneok Partners, L.P.
3.38%, 10/01/22	250	236
6.65%, 10/01/36	150	133
ONEOK, Inc.
7.50%, 09/01/23	200	197
4.00%, 07/13/27	200	167
4.55%, 07/15/28	50	42
Ovintiv Exploration Inc.
5.75%, 01/30/22	200	136
Pemex Project Funding Master Trust
6.63%, 06/15/35	150	102
Petroleos Mexicanos
6.88%, 08/04/26	300	229
6.50%, 03/13/27	330	244
5.35%, 02/12/28	195	135
6.84%, 01/23/30 (g)	400	288
5.95%, 01/28/31 (g)	200	138
6.75%, 09/21/47	570	373
7.69%, 01/23/50 (g)	623	428
6.95%, 01/28/60 (g)	200	133
Phillips 66
4.30%, 04/01/22	500	501
4.65%, 11/15/34	250	238
Phillips 66 Partners LP
4.90%, 10/01/46	150	125
Pioneer Natural Resources Company
3.95%, 07/15/22	200	192
Plains All American Pipeline, L.P.
4.30%, 01/31/43	200	127
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	300	281
5.00%, 03/15/27	100	90
4.20%, 03/15/28	300	260
Shell International Finance B.V.
1.88%, 05/10/21	275	273
2.00%, 11/07/24	300	296
3.25%, 05/11/25	230	241
2.38%, 11/07/29	300	296
4.13%, 05/11/35	200	229
6.38%, 12/15/38	200	286
4.38%, 05/11/45	260	303
4.00%, 05/10/46	155	173
3.13%, 11/07/49 (a)	200	197
Suncor Energy Inc.
4.00%, 11/15/47 (a)	340	291
Sunoco Logistics Partners Operations L.P.
3.45%, 01/15/23	300	273
5.40%, 10/01/47	90	72
Total Capital Canada Ltd.
2.75%, 07/15/23	300	302

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Total Capital International
3.46%, 07/12/49	50	50
TransCanada PipeLines Limited
4.88%, 01/15/26 (a)	350	357
6.20%, 10/15/37	100	116
5.00%, 10/16/43	150	154
4.88%, 05/15/48	60	65
Valero Energy Corporation
3.65%, 03/15/25 (a)	250	244
Valero Energy Partners LP
4.38%, 12/15/26	200	174
Western Midstream Operating, LP
4.05%, 02/01/30 (i)	200	85
Williams Partners L.P.
4.00%, 09/15/25	350	308
3.75%, 06/15/27	300	274
6.30%, 04/15/40	200	201
		25,069
Industrials 1.9%
3M Company
2.00%, 06/26/22 - 02/14/25	595	600
2.38%, 08/26/29	690	701
Air Lease Corporation
3.25%, 03/01/25 (a)	300	244
Allegion US Holding Company Inc.
3.55%, 10/01/27	300	295
Burlington Northern Santa FE, LLC
3.05%, 09/01/22	800	815
6.15%, 05/01/37	100	129
5.75%, 05/01/40	400	528
Canadian National Railway Company
3.65%, 02/03/48	300	332
Canadian Pacific Railway Limited
6.13%, 09/15/15	90	124
Carrier Global Corporation
2.72%, 02/15/30 (g)	125	114
3.38%, 04/05/40 (g)	280	248
3.58%, 04/05/50 (g)	105	91
Caterpillar Inc.
3.90%, 05/27/21	300	307
3.40%, 05/15/24	500	519
4.30%, 05/15/44	300	330
CSX Corporation
3.70%, 11/01/23	200	210
3.80%, 03/01/28	300	318
5.50%, 04/15/41	205	249
4.30%, 03/01/48	50	56
3.95%, 05/01/50	300	314
Deere & Company
2.60%, 06/08/22	400	405
3.90%, 06/09/42	200	223
Dover Corporation
5.38%, 03/01/41	150	175
Eaton Corporation
4.15%, 11/02/42	100	110
Emerson Electric Co.
2.63%, 12/01/21 - 02/15/23	710	691
FedEx Corporation
3.20%, 02/01/25	350	355
3.25%, 04/01/26	300	304
3.88%, 08/01/42	200	175
4.55%, 04/01/46	300	282
General Electric Capital Corporation
3.45%, 05/15/24	350	345
6.88%, 01/10/39	300	379
General Electric Company
2.70%, 10/09/22	250	246
4.50%, 03/11/44	300	306
Honeywell International Inc.
3.81%, 11/21/47	300	325
Ingersoll-Rand Luxembourg Finance S.A.
3.50%, 03/21/26	200	194
3.80%, 03/21/29	200	207
4.50%, 03/21/49	200	216
John Deere Capital Corporation
2.95%, 04/01/22	300	307
3.45%, 06/07/23 - 03/07/29	215	227
2.05%, 01/09/25	300	298
2.45%, 01/09/30	500	500
Kennametal Inc.
4.63%, 06/15/28	100	90
L3Harris Technologies, Inc.
3.83%, 04/27/25	250	260
2.90%, 12/15/29	300	284
5.05%, 04/27/45	250	283
LATAM Airlines Group S.A.
4.20%, 11/15/27	268	244
Lockheed Martin Corporation
3.55%, 01/15/26	200	216
4.50%, 05/15/36	105	121
4.07%, 12/15/42	243	284
4.09%, 09/15/52	107	129
Massachusetts Institute of Technology
4.68%, 07/01/14	250	352
Norfolk Southern Corporation
2.90%, 02/15/23	79	80
3.85%, 01/15/24	200	208
4.84%, 10/01/41	224	265
Northrop Grumman Corporation
3.25%, 01/15/28	150	157
4.75%, 06/01/43	155	187
3.85%, 04/15/45	250	276
Otis Worldwide Corporation
3.11%, 02/15/40 (g)	300	282
Parker-Hannifin Corporation
4.00%, 06/14/49	40	42
Precision Castparts Corp.
2.50%, 01/15/23	300	301
Republic Services, Inc.
3.55%, 06/01/22	490	501
Rockwell Collins, Inc.
2.80%, 03/15/22	200	202
4.80%, 12/15/43	25	29
Snap-on Incorporated
3.25%, 03/01/27	500	525
Southwest Airlines Co.
2.63%, 02/10/30	600	503
Stanley Black & Decker, Inc.
3.40%, 12/01/21	150	151
The Boeing Company
2.70%, 02/01/27	125	115
2.95%, 02/01/30 (a)	125	116
5.88%, 02/15/40	25	24
3.90%, 05/01/49	40	36
3.75%, 02/01/50	125	114
3.95%, 08/01/59	125	112
Union Pacific Corporation
3.95%, 09/10/28	300	323
4.30%, 03/01/49	50	57
3.84%, 03/20/60 (g)	445	477
United Parcel Service, Inc.
6.20%, 01/15/38	350	475
3.75%, 11/15/47	70	74
United Technologies Corporation
3.65%, 08/16/23	210	221
3.13%, 05/04/27	400	412
6.70%, 08/01/28	50	61
4.13%, 11/16/28	595	660
4.50%, 06/01/42	300	348
4.05%, 05/04/47	200	217
4.63%, 11/16/48	90	107
W. W. Grainger, Inc.
4.60%, 06/15/45	200	236
Waste Management, Inc.
2.90%, 09/15/22	200	203
4.15%, 07/15/49	50	59
Xylem Inc.
4.88%, 10/01/21	10	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
ZLS Prestigia Ltd
3.63%, 05/01/24	223	218
4.75%, 08/01/28	200	209
		23,650
Utilities 1.8%
AEP Texas Inc.
2.40%, 10/01/22	353	354
3.45%, 01/15/50	10	9
Alabama Power Company
6.00%, 03/01/39	250	326
4.30%, 01/02/46	250	288
3.70%, 12/01/47	200	207
Ameren Illinois Company
3.25%, 03/01/25	250	251
3.70%, 12/01/47	300	318
Arizona Public Service Company
4.50%, 04/01/42	100	113
Atmos Energy Corporation
4.13%, 10/15/44	300	325
Baltimore Gas and Electric Company
3.50%, 08/15/46	160	161
Berkshire Hathaway Energy Company
2.80%, 01/15/23	200	193
3.25%, 04/15/28	200	205
3.80%, 07/15/48	100	104
CenterPoint Energy, Inc.
2.95%, 03/01/30	200	188
Consolidated Edison Company of New York, Inc.
5.50%, 12/01/39	300	373
5.70%, 06/15/40	100	123
3.88%, 06/15/47	300	304
Dominion Energy Gas Holdings, LLC
3.55%, 11/01/23	200	205
3.00%, 11/15/29	150	140
3.90%, 11/15/49	150	129
Dominion Energy South Carolina, Inc.
5.10%, 06/01/65	200	251
Dominion Energy, Inc.
2.85%, 08/15/26	350	347
7.00%, 06/15/38	200	254
DTE Electric Company
3.38%, 03/01/25	200	213
2.95%, 03/01/50	400	379
Duke Energy Corporation
1.80%, 09/01/21	850	842
2.45%, 02/01/30	500	496
5.30%, 02/15/40	300	371
3.70%, 12/01/47	200	213
3.20%, 08/15/49	500	506
Duke Energy Florida, LLC
3.40%, 10/01/46	60	61
Duke Energy Indiana, LLC
6.12%, 10/15/35	250	344
Duke Energy Progress, LLC
4.20%, 08/15/45	250	284
Edison International
3.13%, 11/15/22	300	297
Eversource Energy
3.80%, 12/01/23	100	104
2.90%, 10/01/24	300	294
3.30%, 01/15/28	200	199
Exelon Corporation
3.95%, 06/15/25	150	153
4.95%, 06/15/35	250	264
Exelon Generation Company, LLC
4.25%, 06/15/22	375	372
FirstEnergy Corp.
4.85%, 07/15/47 (i)	250	280
Florida Power & Light Company
3.70%, 12/01/47	40	44
4.13%, 06/01/48	300	347
Great Plains Energy Incorporated
4.85%, 06/01/21	250	247
Iberdrola International B.V.
6.75%, 07/15/36	150	211
Kentucky Utilities Company
5.13%, 11/01/40	300	361
MidAmerican Energy Company
3.50%, 10/15/24	200	210
6.75%, 12/30/31	50	70
3.15%, 04/15/50	125	126
National Fuel Gas Company
3.95%, 09/15/27 (i)	301	290
NextEra Energy Capital Holdings, Inc.
2.40%, 09/01/21	500	499
NiSource Finance Corp.
3.49%, 05/15/27	200	202
5.95%, 06/15/41	250	289
4.38%, 05/15/47	200	205
Northern States Power Company
2.15%, 08/15/22	200	196
4.13%, 05/15/44	500	585
NorthWestern Corporation
4.18%, 11/15/44	150	157
NSTAR Electric Company
3.20%, 05/15/27	200	204
Oncor Electric Delivery Company LLC
5.75%, 03/15/29	150	182
5.25%, 09/30/40	200	250
3.80%, 09/30/47	200	218
PacifiCorp
2.95%, 06/01/23	300	305
6.25%, 10/15/37	200	260
PECO Energy Company
4.15%, 10/01/44	250	280
PPL Electric Utilities Corporation
3.95%, 06/01/47	200	219
3.00%, 10/01/49	250	237
Progress Energy, Inc.
7.75%, 03/01/31	300	404
PSEG Power LLC
8.63%, 04/15/31	75	97
Public Service Electric and Gas Company
3.00%, 05/15/27	200	203
5.50%, 03/01/40	200	263
Puget Sound Energy, Inc.
5.76%, 10/01/39	200	265
3.25%, 09/15/49	170	165
San Diego Gas & Electric Company
2.50%, 05/15/26	250	254
Sempra Energy
4.00%, 02/01/48	50	50
Southern California Edison Company
6.00%, 01/15/34	75	93
5.63%, 02/01/36	195	223
5.95%, 02/01/38	100	121
4.05%, 03/15/42	200	205
Southern Company Gas Capital Corporation
4.40%, 05/30/47	200	218
The Cleveland Electric Illuminating Company
5.95%, 12/15/36	250	293
The Southern Company
4.25%, 07/01/36	250	254
4.40%, 07/01/46	400	414
Union Electric Company
3.65%, 04/15/45	350	368
Virginia Electric and Power Company
6.00%, 05/15/37	200	258
4.45%, 02/15/44	100	114
4.00%, 11/15/46	300	329
Washington Gas Light Company
3.80%, 09/15/46	200	192
WEC Energy Group Inc.
3.55%, 06/15/25	60	61
Xcel Energy Inc.
2.60%, 12/01/29	300	288
		22,166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 1.5%
Altria Group, Inc.
2.85%, 08/09/22	500	503
4.80%, 02/14/29	180	187
5.80%, 02/14/39	110	120
4.50%, 05/02/43	200	188
6.20%, 02/14/59	145	164
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	975	1,024
4.70%, 02/01/36	482	503
4.90%, 02/01/46	300	330
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	79	79
4.75%, 01/23/29	280	307
5.45%, 01/23/39	500	572
4.44%, 10/06/48	662	675
5.80%, 01/23/59	295	364
Archer-Daniels-Midland Company
2.50%, 08/11/26	300	303
4.02%, 04/16/43	250	276
BAT Capital Corp.
2.76%, 08/15/22 (a)	310	306
3.22%, 09/06/26	250	239
4.39%, 08/15/37	150	139
4.54%, 08/15/47	150	137
Campbell Soup Company
4.15%, 03/15/28	300	323
Church & Dwight Co., Inc.
3.15%, 08/01/27	200	199
3.95%, 08/01/47	200	208
Coca-Cola FEMSA, S.A.B. de C.V.
2.75%, 01/22/30	200	195
Conagra Brands, Inc.
5.30%, 11/01/38	55	60
5.40%, 11/01/48	55	62
Costco Wholesale Corporation
3.00%, 05/18/27	80	86
Diageo Capital PLC
2.63%, 04/29/23	300	303
General Mills, Inc.
3.65%, 02/15/24	303	312
4.20%, 04/17/28	105	115
Grand Metropolitan Investment Corporation
8.00%, 09/15/22	100	113
Keurig Dr Pepper Inc.
4.06%, 05/25/23	205	213
4.60%, 05/25/28	300	336
Mead Johnson Nutrition Company
4.60%, 06/01/44	200	237
Molson Coors Beverage Company
3.00%, 07/15/26	500	472
PepsiCo, Inc.
3.10%, 07/17/22	500	520
3.00%, 10/15/27	500	531
4.45%, 04/14/46	180	233
3.45%, 10/06/46	90	100
Philip Morris International Inc.
2.90%, 11/15/21	300	302
2.50%, 11/02/22	200	200
4.38%, 11/15/41	300	327
Reynolds American Inc.
4.85%, 09/15/23	150	155
5.70%, 08/15/35	100	110
5.85%, 08/15/45	210	224
Sysco Corporation
2.60%, 06/12/22	500	488
The Clorox Company
3.80%, 11/15/21	250	255
The Coca-Cola Company
1.75%, 09/06/24	250	255
2.13%, 09/06/29	250	251
The Estee Lauder Companies Inc.
2.00%, 12/01/24	30	30
3.13%, 12/01/49	225	219
The J. M. Smucker Company
3.50%, 03/15/25	300	306
3.38%, 12/15/27 (a)	250	251
The Kroger Co.
4.50%, 01/15/29 (a)	300	336
7.50%, 04/01/31	150	204
The Procter & Gamble Company
2.30%, 02/06/22	500	511
Tyson Foods, Inc.
5.15%, 08/15/44	200	236
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	200	206
4.50%, 11/18/34 (a)	200	201
Walmart Inc.
3.40%, 06/26/23	500	530
2.85%, 07/08/24	125	132
2.65%, 12/15/24	300	316
3.70%, 06/26/28	185	207
3.25%, 07/08/29	485	533
3.63%, 12/15/47	300	352
2.95%, 09/24/49 (a)	230	250
		18,421
Consumer Discretionary 1.2%
Alibaba Group Holding Limited
3.13%, 11/28/21	210	211
4.50%, 11/28/34	300	357
Amazon.com, Inc.
2.50%, 11/29/22	200	206
3.15%, 08/22/27	740	810
3.88%, 08/22/37	170	203
4.25%, 08/22/57	320	431
AutoZone, Inc.
3.25%, 04/15/25	350	349
3.75%, 06/01/27	200	205
BorgWarner Inc.
4.38%, 03/15/45	200	189
California Institute of Technology
4.32%, 08/01/45	40	49
Dollar General Corporation
3.25%, 04/15/23	250	254
Dollar Tree, Inc.
4.20%, 05/15/28	90	90
Ford Motor Company
4.35%, 12/08/26 (a)	200	155
7.45%, 07/16/31	300	215
5.29%, 12/08/46	200	109
General Motors Company
5.00%, 04/01/35	200	157
5.15%, 04/01/38	70	51
5.40%, 04/01/48	190	140
GLP Financing, LLC
5.38%, 04/15/26	150	134
5.75%, 06/01/28	300	261
Hasbro, Inc.
6.35%, 03/15/40	300	284
Kohl's Corporation
4.25%, 07/17/25 (a)	500	432
Leggett & Platt, Incorporated
4.40%, 03/15/29	200	209
Lowe`s Companies, Inc.
3.65%, 04/05/29	75	77
4.38%, 09/15/45	150	155
4.55%, 04/05/49	375	425
Marriott International, Inc.
3.13%, 10/15/21 (a)	300	272
3.13%, 06/15/26	500	459
McDonald's Corporation
3.70%, 01/30/26	175	185
6.30%, 03/01/38	200	262
4.88%, 12/09/45	165	193
3.63%, 09/01/49	200	200
NIKE, Inc.
2.25%, 05/01/23	200	202

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	20	15
Sands China Ltd.
4.60%, 08/08/23 (i)	400	408
5.13%, 08/08/25 (i)	400	376
Starbucks Corporation
2.70%, 06/15/22 (a)	225	228
4.00%, 11/15/28	200	215
4.50%, 11/15/48	200	224
4.45%, 08/15/49	50	57
Target Corporation
3.63%, 04/15/46	300	333
3.90%, 11/15/47	300	350
The Board of Trustees of The Leland Stanford Junior University
3.65%, 05/01/48	20	23
The Home Depot, Inc.
2.00%, 04/01/21	310	310
3.00%, 04/01/26	500	527
5.88%, 12/16/36	600	844
3.13%, 12/15/49 (a)	200	201
3.50%, 09/15/56	200	205
The TJX Companies, Inc.
2.75%, 06/15/21	200	200
Toyota Motor Corporation
3.42%, 07/20/23 (a)	200	207
3.67%, 07/20/28	200	208
Toyota Motor Credit Corporation
2.00%, 10/07/24 (a)	170	165
1.80%, 02/13/25	400	385
2.15%, 02/13/30	500	456
University of Notre Dame du Lac
3.44%, 02/15/45	250	276
University of Southern California
3.03%, 10/01/39	450	466
5.25%, 10/01/11	20	29
		14,639
Real Estate 0.7%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/25	200	207
4.50%, 07/30/29	250	263
4.85%, 04/15/49	300	314
American Tower Corporation
3.50%, 01/31/23	500	503
2.40%, 03/15/25	200	197
3.80%, 08/15/29	90	92
Boston Properties Limited Partnership
3.80%, 02/01/24	250	260
3.20%, 01/15/25	200	206
2.90%, 03/15/30	200	183
Brandywine Operating Partnership, L.P.
3.95%, 02/15/23 - 11/15/27	400	388
Crown Castle International Corp.
3.20%, 09/01/24	330	325
3.70%, 06/15/26	140	141
3.65%, 09/01/27	80	80
Duke Realty Limited Partnership
3.88%, 10/15/22	200	203
EPR Properties
4.50%, 04/01/25	200	217
ERP Operating Limited Partnership
2.50%, 02/15/30	200	185
Essex Portfolio, L.P.
3.88%, 05/01/24	200	203
Federal Realty Investment Trust
4.50%, 12/01/44	100	107
FMS Wertmanagement
2.75%, 03/06/23	500	531
Healthpeak Properties, Inc.
6.75%, 02/01/41	200	248
Kimco Realty Corporation
3.20%, 05/01/21	350	348
Mid-America Apartments, L.P.
4.30%, 10/15/23	200	205
National Retail Properties, Inc.
3.10%, 04/15/50	200	159
Office Properties Income Trust
4.00%, 07/15/22	200	209
Omega Healthcare Investors, Inc.
4.95%, 04/01/24	250	255
ProLogis, L.P.
3.75%, 11/01/25	500	530
2.13%, 04/15/27	100	98
2.25%, 04/15/30	175	162
3.00%, 04/15/50	35	30
Realty Income Corporation
4.13%, 10/15/26	250	272
Service Properties Trust
4.50%, 03/15/25	200	133
Simon Property Group, L.P.
3.30%, 01/15/26	500	501
4.25%, 11/30/46	200	180
3.25%, 09/13/49	65	53
Store Capital Corporation
4.50%, 03/15/28	200	198
Ventas Realty, Limited Partnership
3.25%, 08/15/22	300	292
3.50%, 02/01/25	250	245
3.00%, 01/15/30	200	178
Welltower Inc.
4.95%, 09/01/48	150	165
Weyerhaeuser Company
7.38%, 03/15/32	200	245
		9,311
Materials 0.7%
Albemarle Corporation
5.45%, 12/01/44	150	152
ArcelorMittal
4.55%, 03/11/26	300	269
DuPont de Nemours, Inc.
4.73%, 11/15/28	200	219
5.32%, 11/15/38	90	101
5.42%, 11/15/48	115	133
Eastman Chemical Company
3.80%, 03/15/25	189	191
4.65%, 10/15/44	200	214
Ecolab Inc.
5.50%, 12/08/41	150	176
FMC Corporation
3.20%, 10/01/26	300	302
3.45%, 10/01/29	300	301
4.50%, 10/01/49	300	313
International Paper Company
3.80%, 01/15/26 (a)	350	369
3.00%, 02/15/27 (a)	250	257
4.40%, 08/15/47	150	151
Martin Marietta Materials, Inc.
3.50%, 12/15/27	300	288
MOS Holdings Inc.
4.88%, 11/15/41	20	16
Newmont Corporation
3.63%, 06/09/21	300	304
5.88%, 04/01/35	200	286
Nucor Corporation
6.40%, 12/01/37	200	267
Nutrien Ltd.
3.63%, 03/15/24	500	501
Packaging Corporation of America
4.50%, 11/01/23	200	217
PPG Industries, Inc.
2.80%, 08/15/29	200	198
Praxair, Inc.
2.20%, 08/15/22	300	299
2.65%, 02/05/25	400	406
Rio Tinto Alcan Inc.
5.75%, 06/01/35	250	322
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	250	261

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Southern Copper Corporation
7.50%, 07/27/35	150	178
5.88%, 04/23/45	300	317
The Dow Chemical Company
5.25%, 11/15/41	200	206
4.63%, 10/01/44 (a)	250	252
The Sherwin-Williams Company
3.45%, 06/01/27 (a)	1,000	1,022
4.50%, 06/01/47	70	76
Vale Overseas Ltd
6.88%, 11/21/36	400	442
		9,006
Total Corporate Bonds And Notes (cost $295,976)		304,299
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.7%
Benchmark Mortgage Trust
Series 2019-A4-B10, REMIC, 3.72%, 03/16/29	1,000	1,090
BMW Vehicle Owner Trust
Series 2018-A4-A, 2.51%, 10/25/21	1,500	1,495
Capital One Multi-Asset Execution Trust
Series 2019-A1-A1, 2.84%, 02/15/22	1,000	1,028
CarMax Auto Owner Trust
Series 2017-A4-2, 2.25%, 05/17/21	1,000	994
CFCRE Mortgage Trust
Series 2017-A4-C8, REMIC, 3.57%, 05/17/27	1,250	1,294
Citigroup Commercial Mortgage Trust
Series 2014-A4-GC23, REMIC, 3.62%, 07/12/24	500	523
Series 2015-A3-GC33, REMIC, 3.52%, 08/10/25	700	733
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	300	303
COMM Mortgage Trust
Series 2013-A4-CR11, REMIC, 4.26%, 09/12/23	650	686
Series 2014-A3-UBS3, REMIC, 3.55%, 04/12/24	477	494
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	500	522
Series 2014-AM-UBS4, REMIC, 3.97%, 07/12/24	400	407
Series 2015-A4-DC1, REMIC, 3.08%, 12/12/24	500	510
Series 2015-A4-LC19, REMIC, 3.18%, 01/10/25	1,000	1,039
Delta Air Lines, Inc.
Series 2007-A-1, 6.82%, 08/10/22	198	191
Discover Card Execution Note Trust
Series 2018-A5-A5, 3.32%, 09/15/21	625	625
Series 2017-A2-A2, 2.39%, 01/18/22	1,000	1,004
Ford Credit Floorplan Master Owner Trust
Series 2019-A1-3, 2.23%, 09/15/22	150	146
GS Mortgage Securities Trust
Series 2019-A4-GC42, REMIC, 3.00%, 09/12/29	200	208
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-A5-C10, REMIC, 3.14%, 02/17/23	985	1,007
JPMBB Commercial Mortgage Securities Trust
Series 2013-A5-C15, REMIC, 4.13%, 09/15/23	500	529
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-A4-C6, REMIC, 2.86%, 09/16/22	207	205
Series 2014-A5-C17, REMIC, 3.74%, 07/17/24	500	516
Morgan Stanley Capital I Trust
Series 2017-A4-H1, REMIC, 3.26%, 03/17/27	500	511
Nissan Auto Lease Trust
Series 2019-A3-A, 2.76%, 06/15/21	100	101
SG Commercial Mortgage Securities, LLC
Series 2016-A4-C5, REMIC, 3.06%, 06/12/26	1,000	1,000
UBS-Barclays Commercial Mortgage Trust
Series 2012-A4-C3, REMIC, 3.09%, 09/12/22	348	344
Series 2012-A5-C4, REMIC, 2.85%, 12/12/22	500	498
United Airlines Pass Through Trust
Series 2014-A-2, 3.75%, 09/03/26	149	145
United Airlines, Inc.
Series 2013-A-1, 4.30%, 08/15/25	182	167
US Airways, Inc.
Series 2013-A-1, 3.95%, 11/15/25	163	156
Wells Fargo Commercial Mortgage Trust
Series 2017-A2-RC1, REMIC, 3.12%, 02/17/22	500	507
Series 2018-A5-C44, REMIC, 4.21%, 04/17/28	1,000	1,109
WFRBS Commercial Mortgage Trust
Series 2012-A3-C9, REMIC, 2.87%, 10/17/22	314	315
Series 2014-A5-C21, REMIC, 3.68%, 07/17/24	500	525
World Omni Automobile Lease Securitization Trust
Series 2019-A3-A, REMIC, 2.94%, 09/15/21	700	679
Total Non-U.S. Government Agency Asset-Backed Securities (cost $21,505)		21,606
SHORT TERM INVESTMENTS 7.3%
Investment Companies 4.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (j) (k)	58,935	58,935
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (j) (k)	31,638	31,638
Total Short Term Investments (cost $90,573)		90,573
Total Investments 107.1% (cost $1,263,733)		1,331,833
Total Forward Sales Commitments (0.3)% (proceeds $3,779)		(3,786)
Other Assets and Liabilities, Net (6.8)%		(84,640)
Total Net Assets 100.0%		1,243,407

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $61,560.

(c) Security issued with a zero coupon. Income is recognized through the accretion of discount.

(d) The security is a direct debt of the agency and not collateralized by mortgages.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) Convertible security.

(g) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $8,242 and 0.7% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.3%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.3%)
Mortgage-Backed Securities (0.3%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 04/15/33 (a)	(75)	(79)
TBA, 5.50%, 04/15/45 (a)	(100)	(110)
Government National Mortgage Association
TBA, 4.00%, 04/15/44 (a)	(225)	(239)
TBA, 4.50%, 04/15/47 (a)	(1,225)	(1,299)
TBA, 5.00%, 04/15/47 (a)	(700)	(742)
TBA, 5.00%, 04/15/48 (a)	(275)	(300)
TBA, 5.50%, 04/15/48 (a)	(850)	(910)
TBA, 5.50%, 01/01/00 (a)	(100)	(107)
Total Government And Agency Obligations (proceeds $3,779)		(3,786)
Total Forward Sales Commitments (0.3%) (proceeds $3,779)		(3,786)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $3,779.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Consumer Staples Sector Fund
COMMON STOCKS 98.0%
Consumer Staples 98.0%
Altria Group, Inc.	171	6,598
Archer-Daniels-Midland Company	51	1,791
B&G Foods, Inc. (a)	6	106
Beyond Meat, Inc. (a) (b)	1	97
BJ's Wholesale Club Holdings, Inc. (b)	11	270
Boston Beer Co. Inc. - Class A (b)	1	292
Brown-Forman Corp. - Class B	28	1,567
Bunge Limited	13	520
Calavo Growers Inc.	1	82
Cal-Maine Foods Inc.	3	124
Campbell Soup Company	15	700
Casey's General Stores Inc.	3	439
Central Garden & Pet Co. (b)	1	26
Central Garden & Pet Co. - Class A (b)	4	95
Church & Dwight Co. Inc.	22	1,441
Coca-Cola Consolidated Inc.	—	90
Colgate-Palmolive Co.	74	4,936
ConAgra Brands Inc.	44	1,289
Constellation Brands, Inc. - Class A	15	2,195
Costco Wholesale Corporation	40	11,502
Coty Inc. - Class A	28	143
Darling Ingredients Inc. (b)	15	297
Del Monte Fresh Produce Company	3	77
E.L.F. Beauty, Inc. (b)	2	16
Edgewell Personal Care Colombia S A S (b)	5	117
Energizer Holdings, Inc. (a)	6	175
Estee Lauder Cos. Inc. - Class A	20	3,240
Farmer Bros. Co. (b)	1	7
Flowers Foods Inc.	17	353
Freshpet Inc. (b)	3	187
General Mills, Inc.	55	2,915
Grocery Outlet Holding Corp. (b)	5	168
Hain Celestial Group Inc. (b)	9	232
Herbalife Nutrition Ltd. (b)	9	273
Hershey Co.	14	1,797
Hormel Foods Corp.	27	1,243
Hostess Brands, Inc. - Class A (b)	11	119
Ingles Markets Inc. - Class A	1	44
Ingredion Inc.	6	455
Inter Parfums Inc.	2	77
J&J Snack Foods Corp.	1	168
JM Smucker Co.	10	1,149
John B. Sanfilippo & Son Inc.	1	79
Kellogg Co.	23	1,404
Kimberly-Clark Corporation	31	4,005
Kraft Heinz Foods Company	61	1,520
Lamb Weston Holdings Inc.	13	765
Lancaster Colony Corp.	2	253
Landec Corp. (a) (b)	3	23
McCormick & Co. Inc.	11	1,596
Medifast, Inc. (a)	1	68
MGPI Processing, Inc. (a)	1	27
Molson Coors Beverage Company - Class B	17	663
Mondelez International, Inc. - Class A	132	6,586
Monster Beverage 1990 Corporation (b)	37	2,074
National Beverage Corp. (a) (b)	1	39
Nu Skin Enterprises, Inc. - Class A	5	105
PepsiCo, Inc.	127	15,291
Performance Food Group Company (b)	11	262
Philip Morris International Inc.	142	10,366
Pilgrim's Pride Corporation (b)	6	101
Post Holdings, Inc. (b)	6	519
PriceSmart Inc.	2	111
Procter & Gamble Co. (a)	228	25,045
Rite Aid Corporation (a) (b)	5	74
Sanderson Farms Inc.	2	234
Seaboard Corp.	—	79
SpartanNash Co.	4	50
Spectrum Brands Legacy, Inc.	4	138
Sprouts Farmers Market, Inc. (b)	10	194
Sysco Corp.	44	2,022
The Andersons, Inc.	3	55
The Chefs' Warehouse, Inc. (b)	2	18
The Clorox Company	12	1,988
The Coca-Cola Company	372	16,445
The Kroger Co.	73	2,207
The Simply Good Foods Company (b)	8	152
Tootsie Roll Industries Inc. (a)	2	53
Treehouse Foods, Inc. (b)	5	219
Turning Point Brands, Inc. (a)	1	16
Tyson Foods Inc. - Class A	27	1,563
United Natural Foods Inc. (a) (b)	5	47
Universal Corp.	2	98
US Foods Holding Corp. (b)	20	352
USANA Health Sciences, Inc. (b)	1	66
Vector Group Ltd.	11	103
Village Super Market Inc. - Class A	1	16
Walgreens Boots Alliance, Inc.	69	3,172
Walmart Inc.	130	14,754
WD-40 Co.	1	249
Weis Markets Inc. (a)	1	59
Total Common Stocks (cost $172,732)		162,737
SHORT TERM INVESTMENTS 4.3%
Investment Companies 2.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	4,327	4,327
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	2,539	2,539
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	136	136
0.05%, 12/31/20 (e) (f)	57	57
0.15%, 02/25/21 (e) (f)	34	34
		227
Total Short Term Investments (cost $7,093)		7,093
Total Investments 102.3% (cost $179,825)		169,830
Other Derivative Instruments (0.0)%		(45)
Other Assets and Liabilities, Net (2.3)%		(3,742)
Total Net Assets 100.0%		166,043

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Consumer Staples Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Consumer Staples Select Sector Index	36	June 2020	1,980	(45)	(23)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Emerging Markets Index Fund
COMMON STOCKS 96.7%
China 35.5%
360 Security Technology Inc. - Class A	8	22
3SBio Inc. (a)	237	246
AAC Technologies Holdings Inc. (b)	123	630
Accelink Technologies Co., Ltd.	13	59
AECC Aero-Engine Control Co., Ltd.	12	20
Aecc Aviation Power Co., Ltd. - Class A	22	66
Aerospace Era Electronic Technology Co., Ltd. (a)	65	59
Agile Group Holdings Limited	232	250
Agricultural Bank of China Limited - Class A	731	347
Aier Eye Hospital Group Co., Ltd	37	207
Air China Ltd. - Class A	7	6
Air China Ltd. - Class H	374	240
Aisino Corporation - Class A	3	7
Alibaba Group Holding Limited - ADS (a)	307	59,790
Alibaba Health Information Technology Limited (a)	624	1,036
Alibaba Pictures Group Limited (a) (b)	2,250	288
A-Living Services Co., Ltd.	73	354
Aluminum Corporation of China Limited - Class A (a)	30	12
Aluminum Corporation of China Limited - Class H (a)	732	144
Angang Steel Company Limited - Class A	22	8
Angel Yeast Co., Ltd. - Class A	12	61
Anhui Conch Cement Company Limited - Class A	40	311
Anhui Conch Cement Company Limited - Class H	216	1,497
Anhui Gujing Distillery Co., Ltd.	3	54
Anhui Kouzi Wine Industry Co., Ltd.	7	41
Anxin Trust Co., Ltd. - Class A (a) (c)	45	16
Apricot Blossom Village In Shanxi Fenjiu Group Co., Ltd. - Class A	11	137
Asymchem Laboratories (Tianjin) Co., Ltd.	3	63
Autobio Diagnostics Co., Ltd.	4	57
Autohome Inc. - Class A - ADR (a) (b)	10	730
AVIC Aircraft Co., Ltd. - Class A	29	64
AVIC Capital - Class A	14	7
Avic Electromechanical Systems Co., Ltd.	59	59
AVIC Jonhon Optronic Technology Co., Ltd.	9	45
Avic Shenyang Aircraft Co., Ltd. - Class A (a)	2	9
BAIC BluePark New Energy Technology Co., Ltd (a)	29	24
BAIC Motor Corporation., Ltd - Class H	259	102
Baidu, Inc. - Class A - ADR (a)	48	4,836
Bank of Beijing Co., Ltd. - Class A	221	150
Bank of Chengdu Co., Ltd.	1	1
Bank of China Limited - Class A	250	123
Bank of China Limited - Class H	14,230	5,438
Bank of Communications Co., Ltd. - Class A	404	294
Bank of Communications Co., Ltd. - Class H	1,571	959
Bank of Guiyang Co., Ltd. - Class A	77	83
Bank of Jiangsu Co.,Ltd. - Class A	128	108
Bank of Nanjing Co., Ltd. - Class A	105	107
Bank of Ningbo Co., Ltd. - Class A	63	205
Bank of Shanghai Co., Ltd. - Class A	104	121
Baoshan Iron & Steel Co., Ltd.	211	144
BBMG Corporation - Class A	21	10
BBMG Corporation - Class H	236	59
Beijing Capital Development Co., Ltd.	50	47
Beijing Capital International Airport Co. Ltd. - Class H	294	187
Beijing Dabeinong Technology Group Co., Ltd. - Class A	13	15
Beijing Enlight Media Co., Ltd.	37	46
Beijing Enterprises Holdings Ltd.	100	366
Beijing Huaer Company Limited - Class A	72	84
Beijing New Building Material (Group) Co., Ltd.	18	58
Beijing Oriental Yuhong Waterproof Technology Co., Ltd.	16	75
Beijing Origin Water Technology Co., Ltd.	51	66
Beijing Sanju Environmental Protection and New Material Co., Ltd	61	39
Beijing Shiji Information Technology Co., Ltd. - Class A	11	45
Beijing Shunxin Agriculture Co., Ltd.	7	62
Beijing Sinnet Technology Co., Ltd.	20	67
Beijing SL Pharmaceutical Co., Ltd.	6	10
Beijing Tiantan Biological Products Corporation Limited	14	70
Beijing Tongrentang Co., Ltd. - Class A	2	6
Beijing Wuba Information Technology Co., Ltd. - Class A - ADR (a)	16	767
Beijing Yanjing Brewery Co., Ltd.	62	53
Beiya Industrial (Group) Co., Ltd.	57	56
Best Inc. - ADS (a)	22	118
Betta Pharmaceuticals Co., Ltd	5	51
Bicycle Club Joint Venture, L.P.	31	176
BOE Technology Group Co., Ltd. - Class A	366	190
Bohai Capital Holding Co., Ltd. (a)	44	18
Brilliance China Automotive Holdings Ltd.	550	454
BTG Hotels (Group) Co., Ltd.	22	42
BYD Company Limited - Class A	8	63
BYD Company Limited - Class H (b)	127	675
BYD Electronic (International) Company Limited (b)	134	222
BY-HEALTH Co., Ltd.	24	57
Caitong Securities Co., Ltd.	20	29
Centre Testing International Group Co., Ltd.	27	57
Changchun High And New Technology Industry (Group) Inc.	2	155
Changjiang Securities Co., Ltd. - Class A	70	63
Changzhou Xingyu Automotive Lighting Systems Co., Ltd.	4	51
ChaoZhou Three-Circle (Group) Co., Ltd. - Class A	7	19
Chengdu Kanghong Pharmaceuticals Group Co., Ltd	11	59
Chengdu Westone Information Industry Inc.	15	46
Chengdu Xingrong Environment Co., Ltd.	83	53
China Aoyuan Group Limited	208	241
China Avionics Systems Co., Ltd. - Class A	4	7
China CITIC Bank Corporation Limited - Class A	71	52
China CITIC Bank Corporation Limited - Class H	1,703	841
China Coal Energy Company Limited - Class H	272	75
China Communications Construction Company Limited - Class A	73	85
China Communications Construction Company Limited - Class H	782	542
China Conch Venture Holdings Limited	289	1,289
China Construction Bank Corporation - Class A	25	22
China Construction Bank Corporation - Class H	17,041	13,854
China East Education Holdings Limited (a)	103	166
China Eastern Airlines Corporation Limited - Class A (a)	91	53
China Eastern Airlines Corporation Limited - Class H (a)	364	124
China Enterprise Company Limited	33	20
China Everbright Bank Company Limited - Class A	321	163
China Film Co., Ltd. - Class A	2	3
China Fortune Land Development Co., Ltd. - Class A	29	86
China Gezhouba Group Co., Ltd. - Class A	7	7
China Grand Automotive Services Co., Ltd. - Class A	16	9
China Hongqiao Group Limited	275	116
China Huarong Asset Management Co., Ltd. - Class H	1,791	225
China Huishan Dairy Holdings Company Limited (a) (c)	946	—
China International Capital Corporation (Hong Kong) Limited - Class H	211	338
China International Marine Containers (Group) Co., Ltd. - Class A	6	6
China International Travel Service Company, Limited	20	194
China Jushi Co.,Ltd.	41	45
China Lesso Group Holdings Limited	198	260
China Life Insurance Company Limited - Class A	28	103
China Life Insurance Company Limited - Class H	1,319	2,589
China Literature Limited (a)	46	182
China Longyuan Power Group Corporation Limited - Class H	646	355
China Meheco Group Co., Ltd.	29	62

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
China Merchants Bank Co., Ltd. - Class A	215	980
China Merchants Energy Shipping Co., Ltd.	60	54
China Merchants Holdings International Co. Ltd.	256	291
China Merchants Securities Co.,Ltd. - Class A	58	138
China Merchants Shekou Industrial Zone Holdings Co., Ltd - Class A	69	160
China Minsheng Banking Corp. , Ltd. - Class A	359	289
China Minsheng Banking Corp. , Ltd. - Class H	1,270	944
China Mobile Ltd.	1,093	8,183
China Molybdenum Co.,Ltd - Class A	131	64
China Molybdenum Co.,Ltd - Class H	686	191
China National Accord Medicines Corporation Ltd.	3	19
China National Building Material Co., Ltd. - Class H	650	709
China National Chemical Engineering Co.,Ltd - Class A	71	59
China National Medicines Corporation Ltd.	6	24
China National Nuclear Power Co Ltd - Class A	149	92
China National Software and Service Company Limited	5	52
China Northern Rare Earth (Group) High-Tech Co., Ltd. - Class A	43	54
China Pacific Insurance (Group) Co., Ltd. - Class A	62	246
China Pacific Insurance (Group) Co., Ltd. - Class H	467	1,409
China Petroleum & Chemical Corporation - Class A	166	104
China Petroleum & Chemical Corporation - Class H	4,598	2,269
China Railway Construction Co., Ltd. - Class A	69	96
China Railway Construction Co., Ltd. - Class H	326	364
China Railway Group Limited - Class A	214	162
China Railway Group Limited - Class H	687	365
China Railway Hi-Tech Industry Corporation Limited	37	50
China Railway Signal & Communication Corporation Limited - Class H	282	142
China Reinsurance (Group) Corporation - Class H	899	104
China Resources Cement Holdings Limited	460	547
China Resources Double-Crane Pharmaceutical Co., Ltd.	30	53
China Resources Pharmaceutical Group Limited	258	154
China Resources Sanjiu Pharmaceutical Co., Ltd. - Class A	2	8
China Shenhua Energy Company Limited - Class A	6	14
China Shenhua Energy Company Limited - Class H	640	1,218
China Shipbuilding Industry Corporation - Class A	157	93
China South Publishing And Media Group Co., Ltd. - Class A	38	57
China Southern Airlines Co., Ltd. - Class A	2	2
China Southern Airlines Co., Ltd. - Class H (b)	272	116
China Spacesat Co., Ltd. - Class A	3	11
China State Construction Engineering Corporation Limited - Class A	442	329
China Telecom Corp. Ltd. - Class H	2,348	713
China Tower Corporation Limited	7,450	1,672
China Traditional Chinese Medicine Holdings Co. Ltd.	464	210
China Transinfo Technology Co., Ltd.	22	64
China United Network Communications Corporation Limited	235	172
China Vanke Co., Ltd. - Class A	107	388
China Yangtze Power Co., Ltd. - Class A	236	575
China Zhongwang Holdings Limited	386	101
Chinese Universe Publishing and Media Co., Ltd - Class A	4	7
Chongqing Brewery Co., Ltd.	7	48
Chongqing Changan Automobile Company Limited - Class A	55	81
Chongqing Fuling Zhacai Group Co., Ltd.	15	66
Chongqing Rural Commercial Bank Co., Ltd. - Class H	373	153
Chongqing Zhifei Biological Products Co.,Ltd.	18	173
CIFI Holdings (Group) Co. Ltd.	548	394
CITIC Guoan Information Industry Co., Ltd. - Class A (a)	81	35
Citic Securities Co., Ltd. - Class A	97	300
Citic Securities Co., Ltd. - Class H	347	631
CNOOC Limited	3,171	3,384
Contemporary Amperex Technology Co., Limited	23	392
COSCO SHIPPING Development Co., Ltd. - Class A	72	21
COSCO SHIPPING Energy Transportation Co., Ltd.	65	69
COSCO SHIPPING Energy Transportation Co., Ltd. (b)	214	115
COSCO SHIPPING Holdings Co., Ltd. - Class A (a)	23	13
COSCO SHIPPING Holdings Co., Ltd. - Class H (a)	347	95
Country Garden Holdings Company Limited (b)	1,355	1,634
Country Garden Services Holdings Company Limited	212	856
CRRC Corporation Limited - Class A	225	208
CRRC Corporation Limited - Class H	806	410
CSC Financial Co., Ltd.	29	127
Dali Foods Group Company Limited	374	261
DaLian Port (PDA) Company Limited	188	46
Daqin Railway Co., Ltd. - Class A	160	153
Datang International Power Generation Co. Ltd. - Class H	780	104
Dawning Information Industry Co.,Ltd	11	68
DHC Software Co.,Ltd - Class A	46	83
Dong-E-E-Jiao Co., Ltd. - Class A	2	6
Dongfang Electric Corp. Ltd. - Class A	8	9
Dongfeng Motor Group Co., Ltd - Class H	424	278
Dongxing Securities Co., Ltd. - Class A	5	7
Dragon Delight Holdings Company Limited	256	393
East Money Information Co., Ltd.	60	136
ENN Energy Holdings Ltd.	138	1,330
EVE Energy Co., Ltd. (a)	10	82
Everbright Securities Company Limited - Class A	40	61
Fangda Carbon New Material Co., Ltd. - Class A (a)	40	50
Far East Horizon Limited	364	293
FiberHome Telecommunication Technologies Co., Ltd.	15	69
Financial Street Holdings Co., Ltd. - Class A	6	6
First Venture Securities Co., Ltd. - Class A	57	55
Foshan Haitian Flavoring & Food Co., Ltd - Class A	25	438
Fosun International Limited	429	491
Founder Securities Co., Ltd. - Class A	125	126
Foxconn Industrial Internet Co., Ltd.	36	67
Fujian Sunner Development Co., Ltd.	15	51
Fuyao Glass Industry Group Co., Ltd. - Class A	20	54
Fuyao Glass Industry Group Co., Ltd. - Class H	96	205
Fuzhou Tianyu Electric Co.,Ltd. (a)	47	43
Ganfeng Lithium Co., Ltd. - Class A	12	66
G-Bits Network Technology (Xiamen) Co., Ltd.	1	69
GCL System Integration Technology Co. Ltd (a)	58	25
GD Power Development Co.,Ltd.	30	9
GDS Holdings Ltd. - ADR (a) (b)	12	672
Geely Automobile Holdings Ltd.	878	1,280
GEM Co., Ltd	90	59
Gemdale Corporation - Class A	67	134
GenScript Biotech Corporation (a) (b)	174	280
GF Securities Co., Ltd. - Class A	36	69
GF Securities Co., Ltd. - Class H (b)	229	244
Giant Network Group Co., Ltd. - Class A	16	38
GigaDevice Semiconductor (Beijing) Inc.	3	116
Glodon Company Limited	11	65
Goertek Inc. - Class A	32	74
Grandjoy Holdings Group Co.,Ltd.	53	40
Great Wall Motor Co. Ltd. - Class H (b)	477	306
Gree Electric Appliances, Inc. of Zhuhai - Class A	32	232
Greenland Holding Group Co., Ltd - Class A	121	92
Greentown Services Group Co Ltd (d)	186	224
GRG Banking Equipment Co., Ltd.	46	55
Guangdong Haid Group Co., Ltd.	17	97
Guangdong HEC Technology Holding Co., Ltd	42	42
Guangdong Investment Ltd.	490	943
Guangdong Wens Foodstuff Group Co., Ltd.	58	261
Guangshen Railway Company Limited - Class A	164	55
Guangzhou Automobile Group Co., Ltd. - Class A	4	6
Guangzhou Automobile Group Co., Ltd. - Class H	558	556
Guangzhou Baiyun International Airport Xianglong Restaurant	22	39
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	21	92
Guangzhou Haige Communications Group Incorporated Company - Class A	46	73
Guangzhou Kingmed Diagnostics Group Co,.Ltd.	7	55

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Guangzhou R&F Properties Co., Ltd. - Class H (b)	184	238
Guizhou Bailing Group Pharmaceutical Co., Ltd.	18	20
Guosen Securities Co., Ltd. - Class A	59	92
Guotai Junan Securities Co., Ltd. - Class A	60	137
Guotai Junan Securities Co., Ltd. - Class H	152	225
Guoxuan High-Tech Co., Ltd.	6	16
Haidilao International Holding Ltd. (b)	54	210
Haier Smart Home Co., Ltd - Class A	55	112
Haitian International Holdings Limited	109	201
Haitong Securities Co., Ltd. - Class A	72	129
Hangzhou Bank Co., Ltd. - Class A	8	9
Hangzhou Hikvision Digital Technology Co.,Ltd. - Class A	97	378
Hangzhou Robam Appliances Co., Ltd. - Class A	14	57
Hangzhou Silan Microelectronics Co., Ltd.	24	49
Hangzhou Tigermed Consulting Co., Ltd	9	79
Hansoh Pharmaceutical Group Company Limited (a)	88	295
Hedy Holding Co., Ltd. - Class A	161	100
Hefei Meyer Optoelectronic Technology Inc.	10	53
Heilongjiang Agriculture Company Limited	41	99
Henan Shuanghui Investment & Development Co.,Ltd. - Class A	30	163
Hengan International Group Co. Ltd. (b)	126	941
Hengli Petrochemical (Dalian) Co., Ltd.	65	114
Hengsheng Chemical Industry Co., Ltd.	23	51
Hengtong Optic-Electric Co., Ltd. - Class A	3	7
Hengyi Petrochemical Co. Ltd	31	55
Hithink Royalflush Information Network Co., Ltd	2	25
HLA Corp. , Ltd - Class A	28	25
Holitech Technology Co.,Ltd.	32	25
Hongfa Technology Co., Ltd.	13	50
Hua Hong Semiconductor Limited (b)	91	165
Hua Xia Bank Co., Limited - Class A	115	105
Huaan Securities Co., Ltd. - Class A	35	38
Huadian Power International Corp. Ltd. - Class H	382	113
Huadian Power International Corporation Limited - Class A	55	26
Huadong Medicine Co.,Ltd - Class A	18	43
Hualan Biological Engineering, Inc.	12	83
Huaneng Power International, Inc. - Class A	18	12
Huaneng Power International, Inc. - Class H	746	279
Huatai Securities Co.,Ltd. - Class A	61	147
Huatai Securities Co.,Ltd. - Class H	273	403
Huaxi Securities Co.,Ltd. - Class A	9	14
Huaxin Cement Co., Ltd.	19	61
Huayu Automotive Systems Co., Ltd. - Class A	37	112
Huazhu Group Limited - ADS	24	695
Hubei Energy Group Co., Ltd. - Class A	21	10
Hubei Granules-Biocause Pharmaceutical Co., Ltd. - Class A	66	55
Hubei Jumpcan Pharmaceutical Co., Ltd.	16	51
Hunan Valin Steel Co., Ltd. (a)	35	19
Hundsun Technologies Inc. - Class A	4	52
HUYA Inc. - Class A - ADR (a)	12	207
Hytera Communications Corporation Limited	43	35
iFlytek Co., Ltd. - Class A	26	124
iFlytek Co., Ltd. - Class A (a)	21	40
Industrial and Commercial Bank of China Limited - Class A	521	378
Industrial and Commercial Bank of China Limited - Class H	11,553	7,910
Industrial Bank Co., Ltd. - Class A	219	492
Industrial Securities Co., Ltd. - Class A	74	65
Inner Mongolia BaoTou Steel Union Co., Ltd. - Class A	557	90
Inner Mongolia First Machinery Group Co., Ltd.	15	19
Inner Mongolia Junzheng Energy And Chemical Group Co., Ltd. (a)	227	78
Inner Mongolia MengDian HuaNeng Thermal Power Corporation Limited	150	54
Inner Mongolia Yili Industrial Group Co., Ltd - Class A	67	283
Inner Mongolia Yitai Coal Co. Ltd. - Class B	181	118
Innovent Biologics, Inc. (a)	149	627
Inspur Electronic Information Industry Co., Ltd.	14	73
iQIYI, Inc. - ADS (a)	23	408
Jafron Biomedical Co., Ltd.	5	60
JD.com, Inc. - Class A - ADR (a) (b)	131	5,287
Jiangsu Changshu Rural Commercial Bank Co., Ltd.	46	44
Jiangsu Expressway Co. Ltd. - Class H	223	248
Jiangsu Hengli Hydraulic Technology Co., Ltd.	11	98
Jiangsu Hengrui Medicine Co., Ltd. - Class A	49	640
Jiangsu King's Luck Brewery Joint-Stock Co., Ltd.	12	49
Jiangsu Siyang Yanghe Vintage Co., Ltd. - Class A	14	171
Jiangsu Xinmin Textile Science & Technology Co., Ltd. (a)	36	59
Jiangsu Yangnong Chemical Co., Ltd.	7	66
Jiangsu Zhongnan Construction Group Co., Ltd.	47	51
Jiangsu Zhongtian Technology Co., Ltd.	47	63
Jiangxi Copper Company Limited - Class A	45	79
Jiangxi Copper Company Limited - Class H	194	179
Jiangxi Zhengbang Technology Co., Ltd.	25	68
Jiangyu Yuyue Medical Equipment & Supply Co., Ltd.	18	93
Jilin Aodong Yanbian Pharmaceutical Co., Ltd.	24	54
Jinduicheng Molybdenum Group Co., Ltd. - Class A	13	11
Jinke Property Group Co., Ltd.	354	171
Jinyu Bio-Technology Co., Ltd.	19	58
Joincare Pharmaceutical Group Industry Co., Ltd.	36	59
Jointown Pharmaceutical Group Co., Ltd. - Class A	4	9
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd.	8	56
Joyy Inc. - ADR (a)	9	467
Juewei Food Co., Ltd.	8	61
Juneyao Airlines Co., Ltd. (a)	27	37
Kaile Science And Technology Co., Ltd.	6	12
Kaisa Group Holdings Ltd. (b)	420	154
Kingdee International Software Group Co. Ltd. (b)	434	576
Kweichow Moutai Co., Ltd. - Class A	13	2,103
KWG Group Holdings Limited	196	278
Laobaixing Pharmacy Chain Joint Stock Company	6	61
Lee & Man Paper Manufacturing Ltd. (b)	203	122
Legend Holdings Corporation - Class H (b)	86	106
Lens Technology Co., Ltd	25	51
Lepu Medical Technology (Beijing) Co., Ltd.	3	16
Li Ning Company Limited	331	959
Liaoning Chengda Co., Ltd. - Class A (a)	19	48
Lingyi iTech (Guangdong) Company (a)	59	67
Livzon Pharmaceutical Group Inc.	11	63
Lomon Billions Group Co., Ltd.	29	60
LONGi Green Energy Technology Co., Ltd. - Class A	31	110
Luckin Coffee Inc. - ADR (a) (b)	15	411
Luxi Chemical Group Co., Ltd.	42	48
Luxshare Precision Industry (Kunshan) Co., Ltd. - Class A	49	263
Luye Pharma Group Ltd	155	75
Luzhou Lao Jiao Vintage Co., Ltd. - Class A	17	173
Maanshan Iron & Steel Co. Ltd. (b)	140	44
Maanshan Iron & Steel Company Limited - Class A	60	21
Mango Excellent Media Co., Ltd. (a)	17	105
Meinian Onehealth Healthcare Holdings Co., Ltd. - Class A	36	60
Meituan Dianping (a)	182	2,186
Metallurgical Corporation of China Ltd. - Class A	49	18
Metallurgical Corporation of China Ltd. - Class H	693	121
Momo Inc. - ADR	28	600
Muyuan Foods Co.,Ltd. - Class A	20	352
Nanjing Iron & Steel Co., Ltd.	48	21
Nanjing King-friend Biochemical Pharmaceutical Co., Ltd	9	64
Nanjing Securities Co., Ltd.	14	29
NARI Technology Co., Ltd.	54	150
Naura Technology Group Co., Ltd.	5	82
NavInfo Co., Ltd.	24	48
NetEase, Inc. - ADR	12	3,987
New China Life Insurance Company Ltd. - Class A	16	91
New Hope Liuhe Co., Ltd. - Class A	51	226
New Oriental Education & Technology Group - ADR (a) (b)	26	2,771

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Newland Digital Technology Co.,Ltd.	10	22
Nexteer Automotive Group Limited (b)	148	74
Ninestar Corporation - Class A	9	35
Ningbo Joyson Electronic Corp. (a)	5	14
Ningbo Zhoushan Port Group Co., Ltd.	188	93
NIO, Inc. - Class A - ADR (a) (b)	106	294
Noah Holdings Limited - Class A - ADS (a)	7	189
Northeast Securities Co., Ltd.	19	22
Oceanwide Holdings Co., Ltd.	119	66
Offshore Oil Engineering Co.,Ltd. - Class A	70	48
OFILM Group Co., Ltd. - Class A	69	78
Oppein Home Group Inc.	4	56
Oppein Home Group Inc. - Class A	117	105
Orient Securities Company Limited - Class A	80	102
Oriental Pearl Group Co., Ltd. - Class A	7	9
Ovctek China Inc.	7	50
Pangang Group Steel Vanadium & Titanium Co., Ltd. (a)	139	43
People's Insurance Company (Group) of China Limited, The	105	92
Perfect World Co., Ltd. - Class A	17	113
PetroChina Company Limited - Class A	120	79
PetroChina Company Limited - Class H	3,651	1,337
Pinduoduo Inc. - ADR (a)	33	1,206
Ping An Bank Co., Ltd. - Class A	186	334
Ping An Healthcare and Technology Company Limited (a) (b)	52	482
Ping An Insurance (Group) Co of China Ltd - Class A	112	1,094
Ping An Insurance (Group) Co of China Ltd - Class H	994	9,741
Poly Developments And Holdings Group Co., Ltd. - Class A	121	253
Postal Savings Bank of China Co., Ltd. - Class H (d)	1,341	817
Power Construction Corporation of China - Class A	171	95
Public Joint Stock Society Oil Company Lukoil - ADR (a)	5	295
RiseSun Real Estate Development Co., Ltd. - Class A	51	55
Rongsheng Petrochemical Co., Ltd. - Class A	40	61
S.F. Holding Co., Ltd	17	113
SAIC Motor Corporation Limited - Class A	80	230
Sanan Optoelectronics Co., Ltd. - Class A	38	103
Sangfor Technologies Inc.	4	82
Sansteel Minguang Co., Ltd., Fujian	45	50
SANY Heavy Industry Co., Ltd. - Class A	99	242
SDIC Capital Co., Ltd. - Class A	42	72
SDIC Power Holdings Co., Ltd. - Class A	94	105
Sealand Securities Co., Ltd.	107	66
Seazen Group Limited	316	283
Seazen Holdings Co., Ltd. - Class A	24	105
Shaanxi Coal and Chemical Industry Group Co.,Ltd. - Class A	91	95
Shan Dong Sun Paper Industry Joint Stock Co., Ltd.	41	51
Shandong Buchang Pharmaceutical Co., Ltd. - Class A	3	8
Shandong Gold Group Co., Ltd. - Class A	17	82
Shandong Haisteel International Trading Co., Ltd. - Class A	97	29
Shandong Linglong Tyre Co., Ltd.	21	59
Shandong Nanshan Aluminium Co., Ltd.	72	21
Shandong Sinocera Functional Material Co., Ltd.	17	48
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	366	460
Shandong Xinchao Energy Corporation Limited (a)	187	46
Shanghai AJ Group Co., Ltd.	17	19
Shanghai Baosight Software Co., Ltd.	11	60
Shanghai Baozun E-Commerce Limited - ADR (a) (b)	8	232
Shanghai Electric Group Company Limited - Class A	10	6
Shanghai Electric Power Company Limited	21	21
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class A	3	14
Shanghai Hyron Software Co.,Ltd. - Class A	118	46
Shanghai International Airport Co.Ltd.	11	91
Shanghai International Port(Group) Co.,Ltd - Class A	79	50
Shanghai Jahwa United Co., Ltd.	12	43
Shanghai Jiangong Tufang Construction Co., Ltd.	205	93
Shanghai Jin Jiang International Hotels Development Co.,Ltd.	3	11
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. - Class B	225	181
Shanghai M&G Stationery Inc	12	77
Shanghai Mechanical & Electrical Industry Co., Ltd.	25	48
Shanghai Pharmaceuticals Holding Co., Ltd. - Class A	3	7
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	166	282
Shanghai Pudong Development Bank Co., Ltd. - Class A	313	448
Shanghai RAAS blood products co., Ltd. (a)	40	44
Shanghai Tunnel Engineering Co., Ltd. - Class A	10	7
Shanghai Waigaoqiao Free Trade Zone Development Co., Ltd.	9	18
Shanghai Wingtech Electronics Technology Co.,Ltd. (a)	7	100
Shanghai Yuyuan Tourist Mart(Group)Co., Ltd.	49	50
Shanghai Zhangjiang Hi-Tech Park Development Co., Ltd. - Class A	—	—
Shangmin International Holdings Limited (a)	23	10
Shanxi Lu'an Environmental Energy Development Co.,Ltd. - Class A	48	39
Shanxi Securities Co., Ltd. - Class A	10	9
Shanxi Taigang Stainless Steel Co., Ltd.	97	44
Shanxi Xishan Coal and Electricity Power Co., Ltd. - Class A	65	44
Shenergy Company Limited - Class A	81	60
Shenghe Resources Holding Co., Ltd.	18	18
Shengyi Technology Co., Ltd.	25	93
Shennan Circuit Company Limited	4	108
Shenwang Hongyuan Group Co., Ltd - Class A	188	116
Shenyang Siasun Robot & Automation Co., Ltd. (a)	28	53
Shenzhen Airport Co., Ltd.	40	42
Shenzhen BGI Genomics Co., Ltd.	6	73
Shenzhen Energy Group Co., Ltd. - Class A	16	12
Shenzhen Expressway Company Limited	40	41
Shenzhen Goodix Technology Co., Ltd.	4	149
Shenzhen Hepalink Pharmaceutical Group Co., Ltd.	23	65
Shenzhen Inovance technology Co., Ltd.	20	72
Shenzhen International Holdings Limited	161	295
Shenzhen Investment Ltd.	484	150
Shenzhen Kangtai Biological Products Co., Ltd.	7	110
Shenzhen Kingdom Sci-Tech Co., Ltd. (a)	20	46
Shenzhen Leyard Opto-Electronic Co. Ltd	23	20
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	9	325
Shenzhen Salubris Pharmaceuticals Co., Ltd. - Class A	9	23
Shenzhen Sunway Communication Co., Ltd. (a)	11	52
Shenzhen Zhongjin Lingnan Nonfemet Co.,Ltd. - Class A	139	70
Shenzhou International Group Holdings Limited	135	1,432
Shijiazhuang Yiling Pharmaceutical Co.,Ltd.	32	99
Sichuan Chuantou Energy Co.,Ltd. - Class A	9	11
Sichuan Hebang Biotechnology Co.,Ltd. (a)	261	53
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	18	52
Sichuan Languang Development Co., Ltd.	57	48
Sichuan Swellfun Co., Ltd.	7	39
SINA Corporation (a)	11	360
Sinochem International Corp.	76	54
Sinolink Securities Co., Ltd. - Class A	6	8
Sinopec Engineering (Group) Co., Ltd. - Class H	240	101
Sinopec Shanghai Petrochemical Co., Ltd. - Class A	16	8
Sinopec Shanghai Petrochemical Co., Ltd. - Class H	484	119
Sinopharm Group Co. Ltd. - Class H	222	499
Sinopharm Jinhua Co., Ltd.	57	41
Sinotrans Limited	92	45
SOHO China Limited	293	150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Songcheng Performance Development Co.,Ltd	17	62
Soochow Securities Co.,Ltd - Class A	12	13
Southwest Securities Co., Ltd.	36	23
Spring Airlines Co., Ltd. - Class A	11	50
Sun Art Retail Group Limited	392	578
Sunac China Holdings Limited	439	2,022
Suning.Com Co.,Ltd - Class A	82	104
Sunshine City Group Co., Ltd. - Class A	20	7
Sunwoda Electronic Co., Ltd.	26	50
Suofeiya Home Collection Company, Limited	22	56
Suzhou Dongshan Precision Manufacturing Co., Ltd.	10	29
Suzhou Gold Mantis Construction Decoration Co., Ltd. - Class A	68	79
Tahoe Group Co., Ltd	69	50
TAL Education Group - ADS (a)	69	3,665
Tangshan Jidong Cement Co., Ltd.	5	15
TangShan Port Group Co., Ltd.	30	9
Tasly Pharmaceutical Group Co., Ltd. - Class A	3	5
TBEA Company Ltd. - Class A	13	13
TCL Corporation	138	80
Tech-Bank Food Co., Ltd. (a)	28	46
Tencent Holdings Limited	1,014	49,896
Tencent Music Entertainment Group - Class A - ADR (a)	15	155
The Pacific Securities Co.,Ltd (a)	117	54
Tiandi Science And Technology Co., Ltd.	50	21
Tianjin Zhonghuan Semiconductor Co., Ltd.	36	73
Tianma Microelectronics Co., Ltd. - Class A	30	56
Tianqi Lithium Corporation	3	7
Tingyi Cayman Islands Holding Corp.	335	545
Toly Bread Co., Ltd.	8	54
Tonghua Dongbao Pharmaceutical Co., Ltd. - Class A	29	43
Tongkun Group Co., Ltd.	29	48
Tongling Nonferrous Metals Group Co., Ltd. - Class A	31	9
Tongwei Co., Ltd. - Class A	37	61
Top Choice Medical Investment Co., Inc. (a)	4	56
Topsports International Holdings Limited	199	208
Transfar Zhilian Co., Ltd.	55	48
Travelsky Technology Ltd. - Class H	158	278
Trip.Com Group Limited - ADR (a)	85	1,982
Tsingtao Brewery Co.,Ltd. - Class A	3	17
Tsingtao Brewery Co.,Ltd. - Class H	78	396
Tunghsu Optoelectronic Technology Co.,Ltd. - Class A	33	14
Tus Environmental Science And Technology Development Co Ltd - Class A	47	53
Unigroup Guoxin Micro-Electronics Co., Ltd	8	58
Unisplendour Co., Ltd. - Class A	9	44
Universal Scientific Industrial (Shanghai) Co., Ltd.	24	53
Venustech Group Inc.	11	58
Vipshop (China) Co., Ltd. - ADR (a)	75	1,175
Visionox Technology Inc. (a)	24	38
Visual China Group Co.,Ltd.	18	39
Walvax Biotechnology Co., Ltd.	16	72
Wanda Film Holding Co., Ltd. (a)	26	59
Wangsu Science & Technology Co., Ltd.	13	14
Wanhua Chemical Group Co.,Ltd.	32	183
Want Want China Holdings Limited	868	629
Wanxiang Qianchao Co., Ltd. - Class A	105	76
Weibo Corporation - ADR (a) (b)	10	318
Weichai Power Co., Ltd. - Class A	28	48
Weichai Power Co., Ltd. - Class H	367	587
Weifu High-Technology Group Co., Ltd. - Class A	33	89
Weihai Guangwei Composites Co., Ltd.	10	68
Western Securities Co., Ltd. - Class A	6	6
Will Semiconductor Co.,Ltd.	7	150
Winning Health Technology Group Co., Ltd.	23	69
Wuchan Zhongda Group Co., Ltd.	74	50
Wuhan Guide Infrared Co., Ltd.	3	14
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. - Class A	29	130
Wuliangye Yibin Co., Ltd. - Class A	43	694
WUS Printed Circuit (Kunshan) Co., Ltd.	18	60
WuXi AppTec Co., Ltd.	19	242
WuXi AppTec Co., Ltd.	23	287
Wuxi Biologics Cayman Inc (a)	138	1,796
Wuxi Lead Intelligent Equipment Co., Ltd.	5	26
XCMG Construction Machinery Co., Ltd. - Class A	100	71
Xiamen C&D Inc. - Class A	5	6
Xiamen Tungsten Co., Ltd.	31	48
Xiaomi Corporation - Class W (a)	1,818	2,435
Xinhu Zhongbao Co., Ltd. - Class A	112	47
Xinjiang Goldwind Science & Technology Co., Ltd. - Class A	12	16
Xinjiang Goldwind Science & Technology Co., Ltd. - Class H	182	157
Xinjiang Zhongtai Chemical Co., Ltd.	24	16
Xinxing Ductile Iron Pipes Co., Ltd.	96	46
Xinyi Solar Holdings Limited	746	419
Xinyu Iron & Steel Co., Ltd.	16	9
Yantai Jereh Oilfield Services Group Co.,Ltd.	12	38
Yanzhou Coal Mining Co Ltd	71	86
Yanzhou Coal Mining Co. Ltd. - Class H	152	118
Yealink Network Technology Corporation Limited	6	70
Yifan Pharmaceutical Co., Ltd	6	13
Yifeng Pharmacy Chain Co., Ltd.	5	59
YiHai International Holdings Limited	85	643
Yintai Gold Co., Ltd.	31	63
Yonghui Superstores Co., Limited - Class A	86	124
Youzu Interactive Co. Ltd (a)	23	60
Yuan Longping High-Tech Agriculture Co., Ltd.	6	15
Yum China Holdings, Inc.	63	2,685
Yunda Holding Co., Ltd.	21	92
Yunnan Baiyao Group Co., Ltd. - Class A	15	182
Yunnan Energy New Material Co., Ltd.	10	57
Yunnan Tin Company Limited (a)	39	45
Yuzhou Properties Company Limited	230	97
Zai Lab (PTY) LTD (a)	7	335
Zhangzhou Pien Tze Huang Pharmaceutical Co., Ltd. - Class A	8	145
Zhaojin Mining Industry Co., Ltd. - Class H	180	181
Zhejiang Chint Electrics Co.,Ltd - Class A	20	66
Zhejiang Dahua Technology Co., Ltd. - Class A	5	11
Zhejiang Dingli Machinery Co., Ltd.	6	47
Zhejiang Expressway Co. Ltd. - Class H	236	164
Zhejiang Grandwall Electric Science & Technology Co., Ltd.	34	57
Zhejiang Huahai Pharmaceutical Co., Ltd. (a)	21	75
Zhejiang Huayou Cobalt Co., Ltd. - Class A	9	36
Zhejiang Jiahua Energy Chemical Industry Co.,Ltd.	42	52
Zhejiang Juhua Co., Ltd.	56	53
Zhejiang Longsheng Group Co.,Ltd - Class A	36	60
Zhejiang NHU Company Ltd.	17	66
Zhejiang Sanhua Intelligent Controls Co., Ltd.	31	69
Zhejiang Semir Garment Co., Ltd. - Class A	13	13
Zhejiang Supor Co., Ltd.	5	50
Zhejiang Wanfeng Auto Wheel Co., Ltd.	54	50
Zhejiang Weixing New Building Materials Co., Ltd.	31	47
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd.	8	47
Zhengzhou Yutong Bus Co., Ltd. - Class A	19	37
Zhenro Properties Group Limited (d)	86	54
Zheshang Securities Co., Ltd.	18	25
ZhongAn Online P&C Insurance Co., Ltd. (a)	42	138
Zhonghang Helicopter Co., Ltd.	9	50
Zhongji Innolight Co., Ltd.	9	67
Zhongjin Gold Corporation Limited - Class A	68	76
Zhongsheng Group Holdings Limited (b)	99	345
Zhuzhou Crrc Times Electric Co., Ltd. - Class H	99	291
Zijin Mining Group Co. Ltd. - Class H	1,048	392
Zijin Mining Group Co., Ltd. - Class A	196	101
Zoomlion Heavy Industry Science and Technology Co.,Ltd	78	56
Zoomlion Heavy Industry Science and Technology Co.,Ltd - Class A	77	62
ZTE Corporation (a)	36	216
ZTE Corporation - Class H (a) (b)	141	435
Zto Express Co., Ltd. - ADR	56	1,473
		301,833

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Taiwan 12.2%
Accton Technology Corporation	83	442
Acer Inc.	526	272
Advantech Co. Ltd.	61	500
Airtac International Group	22	321
ASE Technology Holding Co., Ltd.	600	1,158
Asia Cement Corp.	412	536
Asustek Computer Inc.	120	812
AU Optronics Corp.	1,565	321
Catcher Technology Co. Ltd.	122	782
Cathay Financial Holding Co. Ltd.	1,388	1,621
Chailease Holding Company Limited	227	679
Chang Hwa Commercial Bank	967	609
Cheng Shin Rubber Industry Co. Ltd.	376	383
Chicony Electronics Co. Ltd.	106	266
China Airlines Ltd.	382	84
China Development Financial Holding Corp.	2,198	540
China Life Insurance Company Limited (a)	465	259
China Steel Corp.	2,100	1,316
Chinatrust Financial Holding Co. Ltd.	3,340	1,971
Chunghwa Telecom Co. Ltd.	664	2,357
Compal Electronics Inc.	810	464
Delta Electronics Inc.	336	1,332
E. Sun Financial Holding Co. Ltd.	1,852	1,485
Eclat Textile Co. Ltd.	33	264
Eva Airways Corp.	294	86
Evergreen Marine Corp Taiwan Ltd. (a)	534	163
Far Eastern New Century Corp.	609	455
Far EasTone Telecommunications Co. Ltd.	288	602
Feng Tay Enterprise Co. Ltd.	59	254
First Financial Holding Co. Ltd.	1,650	1,069
Formosa Chemicals & Fibre Corp.	634	1,404
Formosa Petrochemical Corp.	220	591
Formosa Plastics Corp.	789	1,955
Formosa Taffeta Co. Ltd.	185	188
Foxconn Technology Co. Ltd.	172	281
Fubon Financial Holding Co. Ltd.	1,186	1,472
Giant Manufacturing Co. Ltd.	56	249
GlobalWafers Co., Ltd. (b)	39	431
Highwealth Construction Corp.	174	232
HIWIN Technologies Corp.	38	249
Hon Hai Precision Industry Co. Ltd.	2,213	5,091
Hotai Motor Co. Ltd.	52	845
Hua Nan Financial Holdings Co. Ltd.	1,439	857
Innolux Corporation	1,543	266
Inventec Co. Ltd.	500	385
Largan Precision Co. Ltd.	18	2,249
Lite-On Technology Corp.	353	481
MediaTek Inc.	265	2,870
Mega Financial Holdings Co. Ltd.	1,935	1,814
Micro-Star International Co. Ltd.	121	356
Nan Ya Plastics Corp.	905	1,637
Nanya Technology Corp.	230	407
Nien Made Enterprise Co., LTD.	32	191
Novatek Microelectronics Corp.	108	611
PEGATRON Corporation	355	683
Phison Electronics Corp.	19	156
Pou Chen Corp.	412	350
Powertech Technology Inc.	125	354
President Chain Store Corp.	97	907
Quanta Computer Inc.	473	945
Realtek Semiconductor Corp.	76	545
Ruentex Development Co. Ltd.	58	74
Ruentex Industries Ltd.	41	94
Shin Kong Financial Holding Co. Ltd.	2,039	512
SinoPac Financial Holdings Co. Ltd.	1,835	670
Standard Foods Corp.	80	161
Synnex Technology International Corp.	237	291
Taishin Financial Holding Co. Ltd.	1,611	624
Taiwan Business Bank	863	276
Taiwan Cement Corp.	856	1,119
Taiwan Cooperative Bank, Ltd.	1,505	910
Taiwan High Speed Rail Corporation	387	366
Taiwan Mobile Co. Ltd.	272	896
Taiwan Semiconductor Manufacturing Co. Ltd.	4,358	39,458
Tatung Co. (a)	331	214
The Shanghai Commercial & Savings Bank, Ltd.	570	739
Uni-President Enterprises Corp.	859	1,864
United Microelectronics Corp.	2,066	922
Vanguard International Semiconductor Corp.	157	307
Walsin Technology Corp.	58	306
WIN Semiconductors Corp.	54	462
Winbond Electronics Corp.	527	197
Wistron Corp.	519	420
Wiwynn Corporation	13	300
WPG Holdings Limited	271	319
Yageo Corp. (b)	46	405
Yuanta Financial Holding Co. Ltd.	1,802	926
Zhen Ding Technology Holding Limited	104	318
		103,605
South Korea 11.0%
Amorepacific Corp.	4	202
Amorepacific Corporation	5	748
BGFretail Co., Ltd.	1	146
BNK Financial Group Inc.	54	195
Celltrion Healthcare Co. Ltd. (a)	10	719
Celltrion Inc. (a)	17	3,160
Cheil Worldwide Inc.	10	127
CJ CheilJedang Corp.	2	277
CJ Corp.	3	139
CJ Logistics Corp. (a)	1	161
CJ O Shopping Co. Ltd.	1	117
Daelim Industrial Co. Ltd.	4	242
Daewoo Engineering & Construction Co. Ltd. (a)	29	68
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	8	83
Daum Communications Corp.	9	1,115
DB Insurance Co. Ltd.	9	268
Doosan Bobcat Inc.	9	126
E-MART Inc.	4	312
Fila Korea Ltd.	9	221
GS Engineering & Construction Corp.	10	167
GS Holdings Corp.	10	296
GS Retail Co., Ltd.	5	124
Hana Financial Group Inc.	51	964
Hankook Tire & Technology Co,. Ltd.	14	221
Hanmi Science Co., Ltd.	1	259
Hanon Systems	35	254
Hanwha Chem Corp.	20	218
Hanwha Corp.	5	66
Hanwha Life Insurance Co., Ltd.	61	69
Helixmith Co., Ltd (a)	3	188
HLB Inc. (a) (b)	6	463
Honam Petrochemical Corp.	3	489
Hotel Shilla Co. Ltd.	6	318
Hyundai Department Store Co. Ltd.	3	137
Hyundai Development Company	4	50
Hyundai Engineering & Construction Co. Ltd.	14	320
Hyundai Glovis Co., Ltd.	3	258
Hyundai Marine & Fire Insurance Co.,Ltd.	10	177
Hyundai Mobis	12	1,641
Hyundai Motor Co.	27	1,973
Hyundai Steel Co.	15	223
Industrial Bank of Korea	46	284
Kangwon Land Inc.	20	315
KB Financial Group Inc.	71	1,985
KCC Corp.	1	93
Kia Motors Corp.	46	984
KMWinc. (a) (b)	5	219
Korea Aerospace Industries, Ltd.	14	239
Korea Electric Power Corp. (a)	43	674
Korea Gas Corp.	6	99
Korea Investment Holdings Co. Ltd.	8	313
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	7	457
Korea Shipbuilding & Offshore Engineering Co., Ltd.	2	301
Korea Zinc Co. Ltd.	2	449
Korean Air Lines Co. Ltd.	9	137

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
KT&G Corp.	20	1,245
Kumho Petro chemical Co. Ltd.	3	163
LG Chem Ltd.	8	2,063
LG Corp.	18	870
LG Display Co., Ltd. (a)	35	315
LG Electronics Inc.	20	781
LG Household & Health Care Ltd.	2	1,539
LG Innotek Co., Ltd.	2	207
LG Uplus Corp.	30	262
Lotte Corp.	5	99
Lotte Shopping Co., Ltd.	2	127
Medy-Tox	1	113
MERITZ Securities Co. Ltd.	35	81
Mirae Asset Daewoo Co. Ltd.	73	315
NAVER Corp.	25	3,440
NCSoft Corp.	3	1,508
Netmarble Corp. (a)	5	346
OCI Co. Ltd.	4	110
Orion Incorporation	4	353
Ottogi Corp.	—	23
Pan Ocean Co., Ltd. (a)	54	129
Pearl Abyss Corp. (a)	1	195
POSCO	14	1,822
Posco Chemical Co. Ltd.	5	179
Posco Daewoo Corp.	10	92
S1 Corp.	3	199
Samsung Biologics Co., Ltd (a)	3	1,123
Samsung C&T Corporation	15	1,089
Samsung Card Co., Ltd.	4	101
Samsung Electro-Mechanics Co. Ltd.	10	759
Samsung Electronics Co. Ltd.	846	32,852
Samsung Engineering Co. Ltd. (a)	28	232
Samsung Fire & Marine Insurance Co. Ltd.	5	651
Samsung Heavy Industries Co. Ltd. (a)	80	255
Samsung Life Insurance Co., Ltd.	13	473
Samsung SDI Co. Ltd.	10	1,920
Samsung Sds Co., Ltd.	6	778
Samsung Securities Co. Ltd.	13	309
Shinhan Financial Group Co. Ltd.	84	1,948
Shinsegae Co. Ltd.	1	214
SK C&C Co., Ltd.	6	836
SK Hynix Inc.	97	6,593
SK innovation Co., Ltd.	10	722
SK Telecom Co. Ltd.	3	459
S-Oil Corp.	8	384
Woongjin Coway Co., Ltd.	8	388
Woori Financial Group Inc.	89	553
Woori Investment & Securities Co. Ltd.	23	167
Yuhan Corp.	2	302
		93,534
India 7.7%
Adani Ports and Special Economic Zone Limited	117	389
Ambuja Cements Limited	112	231
Ashok Leyland Limited	223	127
Asian Paints Limited	50	1,103
Aurobindo Pharma Ltd.	52	286
Avenue Supermarts Limited (a)	21	617
Axis Bank Limited	369	1,847
Bajaj Auto Limited	16	428
Bajaj Finance Limited	33	954
Bajaj Finserv Limited	7	443
Bandhan Bank Limited	76	206
Berger Paints India Limited	26	172
Bharat Forge Ltd	30	93
Bharat Petroleum Corporation Limited	123	515
Bharti Airtel Ltd. (a)	441	2,565
Bharti Infratel Limited	51	109
Bosch Limited	1	123
Britannia Industries Ltd	11	376
Cipla Limited	65	364
Coal India Ltd Govt Of India Undertaking	195	360
Colgate-Palmolive (India) Limited	7	121
Container Corporation	37	163
Dabur India Ltd.	98	581
Divi's Laboratories Ltd.	13	336
DLF Limited	102	185
Dr. Reddy's Laboratories Ltd.	19	793
Eicher Motors Ltd.	3	437
GAIL India Ltd.	296	299
Godrej Consumer Products Limited	58	401
Grasim Industries Ltd	55	346
Havells India Limited	45	287
HCL Technologies Ltd.	194	1,117
HDFC Life Insurance Company Limited	89	516
HDFC Asset Management Company Limited	7	195
Hero Motocorp Ltd.	17	366
Hindalco Industries Limited	215	270
Hindustan Petroleum Corp. Ltd.	106	267
Hindustan Unilever Ltd.	117	3,565
Housing Development Finance Corp.	292	6,283
ICICI Bank Limited	840	3,629
ICICI Lombard General Insurance Company Limited	31	446
ICICI Prudential Life Insurance Company Limited	54	255
Indian Oil Corporation Limited	362	388
Info Edge (India) Limited	10	262
Infosys Ltd.	606	5,079
Interglobe Aviation Limited	17	240
ITC Limited	619	1,402
JSW Steel Limited	127	245
Larsen and Toubro Limited	86	910
LIC Housing Finances Ltd.	55	170
Lupin Ltd.	42	324
Mahindra & Mahindra Ltd.	123	465
Mahindra and Mahindra Financial Services Limited	58	113
Marico Limited	87	316
Maruti Suzuki India Ltd.	19	1,054
Motherson Sumi Systems Ltd.	144	115
Nestle India Ltd.	4	889
NTPC Limited	404	448
Oil & Natural Gas Corp. Ltd.	474	429
Page Industries Limited	1	177
Petronet LNG Limited	107	281
Pidilite Industries Limited	23	416
Piramal Enterprises Limited	16	193
Power Grid Corporation of India Limited	316	664
Rec Limited	107	125
Reliance Industries Ltd.	506	7,480
SBI Life Insurance Company Limited	64	544
Sesa Sterlite Ltd.	257	223
Shree Cement Ltd.	2	394
Shriram Transport Finance Company Limited	16	135
Siemens Limited	8	117
State Bank of India (a)	305	793
Sun Pharmaceutical Industries Ltd.	141	656
Tata Consultancy Services Limited	161	3,897
Tata Motors Limited (a)	286	272
Tata Steel Ltd.	67	239
Tech Mahindra Limited	78	583
The Tata Power Company Limited	229	99
Titan Industries Ltd.	58	716
UltraTech Cement Limited	19	797
United Spirits Limited (a)	48	307
UPL Limited	91	391
Wipro Ltd.	180	468
Zee Entertainment Enterprises Ltd.	163	266
		65,248
Hong Kong 4.9%
Agricultural Bank of China Limited - Class H	5,332	2,124
ANTA Sports Products Limited	191	1,395
AviChina Industry & Technology Co. Ltd. - Class H	478	184
Beijing Enterprises Water Group Limited (b)	802	313
Bosideng International Holdings Limited	586	136
China Cinda Asset Management Co., Ltd. - Class H (b)	1,655	312
China Communications Services Co., Ltd. - Class H	462	335
China Education Group Holdings Limited (d)	92	129
China Everbright Bank Company Limited - Class H	466	178
China Everbright International Ltd.	721	411

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
China Everbright Ltd.	162	238
China Evergrande Group (b)	346	571
China Galaxy Securities Co., Ltd. - Class H (b)	579	279
China Gas Holdings Ltd.	314	1,096
China General Nuclear Power Corporation	1,948	445
China Jinmao Holdings Group Limited (b)	968	622
China Medical System Holdings Limited	259	278
China Mengniu Dairy Company Limited	494	1,704
China Merchants Bank Co., Ltd. - Class H	697	3,139
China Oilfield Services Ltd. - Class H	302	234
China Overseas Land & Investment Ltd.	696	2,155
China Power International Development Limited	536	99
China Resources Enterprise Ltd.	254	1,149
China Resources Gas Group Ltd.	160	802
China Resources Land Ltd.	561	2,308
China Resources Power Holdings Co. Ltd.	373	409
China State Construction International Holdings Limited	380	282
China Taiping Insurance Holdings Co. Ltd.	294	480
China Unicom Hong Kong Ltd.	1,157	669
China Vanke Co., Ltd. - Class H	254	836
CITIC Pacific Ltd.	1,050	1,100
CSPC Pharmaceutical Group Ltd.	834	1,663
GOME Retail Holdings Limited (a) (b)	1,838	170
Haier Electronics Group Co., Ltd.	213	569
Haitong Securities Co., Ltd. - Class H	560	508
Hanergy Thin Film Power Group Limited (a) (c)	3,098	850
Hutchison China Meditech (Hk) Limited - ADR (a)	11	200
Kingboard Chemical Holdings Ltd.	106	246
Kingboard Laminates Holdings Limited (b)	159	146
Kingsoft Corp Ltd (a)	151	490
Kunlun Energy Co. Ltd.	594	346
Lenovo Group Ltd.	1,193	637
Longfor Group Holdings Limited	330	1,612
New China Life Insurance Company Ltd. - Class H	156	481
Nine Dragons Paper (Holdings) Limited	306	278
People's Insurance Company (Group) of China Limited, The - Class H	1,490	490
PICC Property & Casualty Co. Ltd. - Class H	1,225	1,180
Semiconductor Manufacturing International Corporation (a)	512	799
Shanghai Electric Group Company Limited - Class H	606	159
Shanghai Fosun Pharmaceutical (Group) Co., Ltd. - Class H	104	342
Shanghai Industrial Holdings Ltd.	74	112
Shimao Property Holdings Limited	196	684
Shui On Land Limited	939	157
Sino Biopharmaceutical Limted	1,237	1,623
Sino-Ocean Land Holdings Limited (b)	470	119
Sinotrans Ltd. - Class H (b)	249	61
Sinotruk (Hong Kong) Limited	128	212
SSY Group Limited	238	185
Sunny Optical Technology (Group) Company Limited (b)	127	1,696
Towngas China Co. Ltd.	248	123
Uni-President China Holdings Ltd	228	220
Wharf Holdings Ltd. (b)	199	350
Yuexiu Property Co. Ltd.	1,304	234
		41,354
South Africa 3.6%
Absa Group Ltd	133	557
Anglo American Platinum Ltd.	10	426
AngloGold Ashanti Ltd.	77	1,332
Aspen Pharmacare Holdings (a)	68	355
Bid Corporation	61	728
Bidvest Group Ltd.	47	380
Capitec Bank Holdings Ltd.	8	413
Clicks Group Ltd.	44	640
Discover Ltd.	75	327
Exxaro Resources Ltd.	46	256
FirstRand Ltd. (b)	606	1,367
Fortress REIT Ltd - Class A	249	141
Foschini Group Ltd. (b)	35	132
Gold Fields Ltd. (b)	143	710
Growthpoint Properties Ltd (b)	549	396
Impala Platinum Holdings Limited	150	637
Investec	55	105
Kumba Iron Ore Ltd	11	177
Liberty Holdings Ltd.	28	102
Life Healthcare Group Holdings (b)	238	246
Momentum Metropolitan Holdings	138	120
Mr Price Group	46	292
MTN Group Ltd. (b)	295	794
Multichoice Group (a) (b)	80	385
Naspers Ltd. - Class N (b)	79	11,245
Nedbank Group Ltd.	68	312
Northam Platinum (a)	59	228
Old Mutual Public Limited Company (b)	802	531
Pepkor Holdings Ltd	87	52
Pick n Pay Stores Ltd.	62	211
PSG Group Ltd.	23	164
Rand Merchant Investment Holdings Limited (b)	142	174
Redefine Properties Opco (Proprietary) Limited	981	130
Remgro Ltd.	99	679
Resilient REIT	4	7
RMB Holdings Ltd.	139	384
Sanlam Ltd	329	938
Sasol Ltd. (a)	103	209
Shoprite Holdings Ltd.	88	619
Sibanye Stillwater Ltd (a)	415	526
Standard Bank Group Limited	227	1,275
Telkom SA Ltd.	55	63
The Spar Group	29	292
Tiger Brands Limited	29	303
Vodacom Group Limited	111	727
Woolworths Holdings Limited	147	226
		30,313
Brazil 3.5%
American Beverage Co Ambev	845	1,934
Atacadao S/A	69	270
B2W - Companhia Global Do Varejo. (a)	39	361
B3 S.A. - Brasil, Bolsa, Balcao	367	2,520
Banco Bradesco S.A.	224	816
Banco BTG Pactual S.A.	41	268
Banco do Brasil SA	145	775
Banco Santander (Brasil) S.A.	67	350
BB Seguridade Participacoes S/A	122	589
BR Malls Participacoes S.A	154	294
BRF SA (a)	104	303
CCR S.A.	228	522
Centrais Eletricas Brasileiras SA	45	209
Cielo S.A.	217	188
Cogna Educacao S/A	330	261
Companhia Brasileira de Distribuicao	28	352
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP	65	485
Companhia Siderurgica Nacional	110	149
Cosan S.A.	30	314
Embraer S.A. (a)	127	233
Energisa S/A	33	244
ENGIE Brasil Energia S.A.	40	306
Equinor ASA	142	478
Hapvida Participacoes E Investimentos Ltda	40	328
Hypera S.A.	70	388
Irb Brasil Resseguros S/A	119	223
JBS S/A	184	721
Klabin S.A.	134	420
Localiza Rent A Car S/A	104	525
Lojas Renner S/A.	141	916
Magazine Luiza S.A.	133	1,010
Multiplan Empreendimentos Imobiliarios S/A	50	186
Natura & Co Holding SA	121	607
Notre Dame Intermedica Participacoes S.A.	80	686
Petrobras Distribuidora S/A.	130	395
Petroleo Brasileiro SA	671	1,836
Porto Seguro S.A.	16	135
Raia Drogasil S.A.	41	800
Rumo SA (a)	177	671
Sul America S.A.	45	298

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Suzano S.A.	89	614
Tim Participacoes SA	155	377
Ultrapar Participacoes S.A.	134	324
Vale S.A.	559	4,655
WEG SA	153	985
		29,321
Russian Federation 3.1%
BANK VTB, PAO	639,445	266
Gazprom, Pao	1,887	4,343
Joint Stock Company "Alrosa" (Public Stock Society)	448	367
Mobile Telesystems PJSC - ADR	95	724
Polymetal International PLC	36	628
Public Joint Stock Company "Severstal"	37	408
Public Joint Stock Society "Fosagro" - GDR (d)	19	200
Public Joint Stock Society "Inter RAO UES"	5,946	371
Public Joint Stock Society "Magnit" - GDR (d)	65	578
Public Joint Stock Society "Magnitogorsk Iron And Steel Works"	366	180
Public Joint Stock Society "Moscow Exchange MICEX-RTS"	267	330
Public Joint Stock Society "Novatek" - GDR (d)	16	1,810
Public Joint Stock Society "Novolipetsk Iron And Steel Works"	219	345
Public Joint Stock Society "Polyus"	4	613
Public Joint Stock Society "Surgutneftegaz"	1,334	574
Public Joint Stock Society "Tatneft" Named After V.D. Tire	274	1,942
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	11	2,735
Public Joint Stock Society Oil Company "Lukoil"	73	4,365
Public Joint Stock Society Oil Company "Rosneft"	202	804
Sberbank of Russia	1,916	4,547
X5 Retail Group N.V. - GDR (d)	23	605
		26,735
Saudi Arabia 2.6%
Advanced Petrochemical Company	21	253
Al Rajhi Banking and Investment Corporation	223	3,181
Alinma Bank	130	719
Almarai Company	42	524
Arab National Bank	111	539
Bank AlBilad	74	403
Bank Aljazira	80	240
Banque Saudi Fransi	90	620
BUPA Arabia for Cooperative Insurance Company	2	50
Dar AL-Arkan Real Estate Development Company (a)	106	230
Etihad Etisalat Company (a)	60	344
Jarir Marketing Company	9	291
KeyBank National Association	214	1,969
National Industrialization Company (a)	62	152
Rabigh Refining and Petrochemical Company (a)	44	123
Riyad Bank	208	828
Samba Financial Group	172	916
Santana Mining Inc. (a)	81	663
Saudi Airlines Catering Co.	2	48
Saudi Arabian Fertilizer Company	27	452
Saudi Arabian Oil Company	203	1,633
Saudi Basic Industries Corporation	133	2,480
Saudi British Bank	131	704
Saudi Cement Company	15	193
Saudi Electricity Company	141	592
Saudi Industrial Investment Group	43	181
Saudi International Petrochemical Company	70	228
Saudi Kayan Petrochemical Company (a)	100	191
Saudi Telecom Company	72	1,677
Savola Group (a)	52	489
The Company For Cooperative Insurance (a)	12	201
The Economic City Emaar (a)	78	142
Yanbu National Petrochemical Company	44	486
		21,742
Thailand 2.2%
Advanced Info Service PLC. - NVDR	221	1,348
Airports of Thailand PCL - NVDR	786	1,210
B.Grimm Power Public Company Limited - NVDR	118	143
Bangkok Bank PCL - NVDR	73	224
Bangkok Bank PCL	8	24
Bangkok Dusit Medical Services Public Company Limited. - NVDR	1,673	965
Bangkok Expressway and Metro Public Company Limited - NVDR	1,381	325
Banpu PCL - NVDR	773	126
Banpu Public Company Limited (b)	70	11
Berli Jucker PCL - NVDR	220	271
BTS Group Holdings Public Company Limited	251	69
BTS Group Holdings Public Company Limited - NVDR	908	251
Bumrungrad Hospital Public Company Limited - NVDR	64	223
Bumrungrad Hospital Public Company Limited	8	29
Central Pattana Public Company Limited - NVDR	372	485
Central Retail Corporation Limited - NVDR (a) (b)	165	141
Central Retail Corporation Limited (a)	96	82
Charoen Pokphand Foods PCL - NVDR	715	526
Charoen Pokphand Foods Public Company Limited	56	41
CP ALL Public Company Limited - NVDR	1,056	1,961
Electricity Generating PCL - NVDR	49	344
Energy Absolute Public Company Limited - NVDR	319	329
Global Power Synergy Public Company Limited - NVDR	116	202
Gulf Energy Development Public Company Limited - NVDR (b)	82	373
Gulf Energy Development Public Company Limited - Class F	19	88
Home Product Center PCL - NVDR	972	327
Home Product Center PCL	27	9
Indorama Ventures Public Company Limited - NVDR	336	217
Intouch Holdings Public Company Limited - NVDR	407	618
IRPC PCL - NVDR	1,906	124
Kasikornbank PCL	134	375
Kasikornbank PCL - NVDR	166	470
Krung Thai Bank PCL - NVDR	555	192
Land and Houses Public Company Limited - NVDR	1,386	281
Minor International Public Company Limited - NVDR (b)	561	287
Muangthai Leasing Public Company Limited - NVDR	96	101
Muangthai Leasing Public Company Limited - Class F	29	30
Osotspa Public Company Limited - NVDR	111	121
PTT Exploration And Production Public Company Limited - NVDR	212	436
PTT Global Chemical Public Company Limited - NVDR (b)	422	389
PTT PCL - NVDR	2,063	1,923
RATCH Group Public Company Limited - NVDR	135	234
Siam Cement PCL - NVDR	135	1,332
Siam Commercial Bank PCL - NVDR	163	343
Srisawad Corporation Public Company Limited - NVDR	116	149
Thai Oil Public Company Limited - NVDR (b)	204	191
Thai Union Frozen Products PCL - NVDR	624	261
TMB Bank Public Company Limited - NVDR	2,851	76
Total Access Communication Public Company Limited - NVDR	136	169
True Corp. PCL - NVDR (b)	2,133	204
		18,650
Mexico 1.9%
Alfa SAB de CV - Class A (b)	566	153
Alsea SAB de CV (a)	105	67
America Movil SAB de CV - Class L (b)	6,041	3,596
Arca Continental S.A.B. de C.V.	60	244
Banco Actinver, S.A., Institucion de Banca Multiple, Grupo Financiero Actinver	587	462
Cemex SAB de CV - Series A (b)	2,738	572
Coca-Cola FEMSA, S.A.B. de C.V.	75	302
El Puerto de Liverpool SAB de CV - Class C-1 (b)	33	72
Fomento Economico Mexicano SAB de CV (b)	348	2,113
Gruma SAB de CV - Class B	39	299

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Grupo Aeroportuario del Pacifico S.A.B. de C.V. - Class B (b)	62	337
Grupo Aeroportuario del Sureste SAB de CV - Class B	38	359
Grupo Bimbo SAB de CV - Class A (b)	304	444
Grupo Carso SAB de CV - Class A-1 (b)	73	144
Grupo Financiero Banorte SAB de CV - Class O	459	1,264
Grupo Financiero Inbursa, S.A.B. de C.V. - Class O (b)	339	245
Grupo Mexico SAB de CV - Class B	626	1,160
Grupo Televisa S.A.B. (b) (e)	436	504
Industrias Penoles SAB de CV (b)	24	160
Infraestructura Energetica Nova, S.A.B. de C.V. - Class I	81	251
Kimberly-Clark de Mexico SAB de CV - Class A	291	442
Megacable Holdings, SAB de CV (b)	46	125
Orbia Advance Corporation, S.A.B. de C.V. (b)	191	211
Promotora y Operadora de Infraestructura SAB de CV (b)	44	295
Southern Copper Corporation	14	406
Wal - Mart de Mexico, S.A.B. de C.V. (b)	942	2,225
		16,452
Malaysia 1.9%
Airasia Berhad	346	63
AMMB Holdings Bhd	302	208
Axiata Group Berhad	507	382
Carlsberg Brewery Malaysia Berhad	16	91
CIMB Group Holdings Bhd	912	754
Dialog Group Berhad	709	497
DiGi.Com Bhd	519	523
Fraser & Neave Holdings Bhd	20	143
Gamuda Bhd	292	190
Genting Berhad	410	354
Genting Malaysia Berhad	537	248
Genting Plantations Bhd	46	102
HAP Seng Consolidated Bhd	115	202
Hartalega Holdings Berhad	288	456
Hong Leong Bank Bhd	126	390
Hong Leong Financial Group Bhd	28	89
IHH Healthcare Berhad	412	490
IJM Corp. Bhd	494	180
IOI Corporation Berhad	358	330
Kuala Lumpur Kepong Bhd	83	399
Kumpulan Sime Darby Berhad	507	197
Malayan Banking Berhad	683	1,174
Malaysia Airports Holdings Bhd	183	182
Maxis Communications Berhad	464	571
MISC Bhd	197	339
Nestle Bhd	12	363
Petronas Chemicals Group Berhad	364	421
Petronas Dagangan Bhd	48	235
Petronas Gas Bhd	147	524
PPB Group Bhd	98	369
Press Metal Aluminium (Australia) Pty Ltd	258	197
Public Bank Berhad	546	2,002
QL Resources Berhad	76	130
RHB Bank Bhd	240	259
Sime Darby Plantation Berhad	412	468
Telekom Malaysia Bhd	176	152
Tenaga Nasional Bhd	555	1,536
Top Glove Corporation Bhd	281	420
Westports Holdings Berhad	128	99
YTL Corp. Bhd	597	99
		15,828
Indonesia 1.5%
Bank Mandiri Persero Tbk PT	3,316	951
Bank Negara Indonesia Persero Tbk PT	1,056	247
Bank Rakyat Indonesia Persero Tbk PT	9,742	1,804
Bumi Serpong Damai, PT Tbk (a)	1,794	74
Charoen Pokphand Indonesia Tbk PT	1,376	418
Gudang Garam Tbk PT	67	169
Hanjaya Mandala Sampoerna Tbk PT	1,896	165
Indofood Sukses Makmur Tbk	806	313
PT Adaro Energy Tbk	2,738	165
PT Astra International Tbk	3,481	831
PT Bank Tabungan Negara (Persero) TBK	639	33
PT Barito Pacific Tbk (a)	4,833	213
PT Indah Kiat Pulp & Paper Tbk	499	123
PT Indocement Tunggal Prakarsa Tbk	353	269
PT Indofood Sukses Makmur Tbk	406	254
PT Jasa Marga (Persero) Tbk.	279	43
PT Kalbe Farma Tbk	3,856	283
PT Pabrik Kertas Tjiwi Kimia Tbk	233	57
PT Pakuwon Jati Tbk	2,873	54
PT Perusahaan Gas Negara TBK	2,297	110
PT Tambang Batubara Bukit Asam Tbk	532	71
PT XL Axiata Tbk. (a)	420	51
PT. ACE Hardware Indonesia, Tbk.	385	31
PT. Bank Central Asia Tbk	1,767	2,987
Semen Gresik Persero Tbk PT	548	251
Telekomunikasi Indonesia (Persero), PT TBK - Class B	8,923	1,717
Unilever Indonesia Tbk PT	1,345	599
United Tractors Tbk PT	316	327
		12,610
Qatar 0.9%
Barwa Real Estate Company Q.P.S.C	288	233
Commercial Bank of Qatar QSC	317	334
Industries Qatar QSC	306	552
Masraf Al Rayan (Q.P.S.C.)	698	693
Mesaieed Petrochemical Holding Company Q.S.C.	647	256
Ooredoo QSC	122	195
Qatar Electricity & Water Co.	106	393
Qatar Fuel Company Q.P.S.C. (WOQOD)	89	393
Qatar Insurance Co.	290	164
Qatar International Islamic Bank	126	248
Qatar Islamic Bank SAQ	216	842
Qatar National Bank	813	3,728
		8,031
Philippines 0.8%
Aboitiz Equity Ventures Inc.	293	214
Aboitiz Power Corporation	233	120
Altus San Nicolas Corp (a) (c)	9	1
Ayala Corporation	52	471
Ayala Land Inc.	1,366	807
Bank of the Philippine Islands	153	186
BDO Unibank, Inc.	347	702
Globe Telecom Inc.	7	267
GT Capital Holdings, Inc.	19	148
International Container Terminal Services Inc.	178	260
JG Summit Holdings Inc.	541	553
Jollibee Foods Corp.	77	161
Manila Electric Company	47	206
Megaworld Corp.	1,847	91
Metro Pacific Investments Corporation	2,401	114
Metropolitan Bank & Trust Co.	341	267
PLDT Inc.	15	338
Robinsons Land Corp.	224	65
Security Bank Corp.	41	86
SM Investments Corp	45	716
SM Prime Holdings Inc.	1,790	992
Universal Robina Corp.	161	328
		7,093
Poland 0.7%
"Dino Polska" Spolka Akcyjna (a)	9	333
Bank Millennium SA (a)	130	101
Bank Pekao SA	28	384
CCC S.A.	5	36
CD Projekt SA	12	806
Cyfrowy Polsat S.A.	48	274
Grupa LOTOS S.A.	17	214
KGHM Polska Miedz SA (a)	19	273
LPP SA	—	315
mBank (a)	2	124
PGE Polska Grupa Energetyczna S.A. (a)	162	149
Polski Koncern Naftowy Orlen S.A.	51	683
Polskie Gornictwo Naftowe I Gazownictwo Spolka Akcyjna	315	260

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Powszechna Kasa Oszczednosci Bank Polski Spolka Akcyjna	163	884
Powszechny Zaklad Ubezpieczen Spolka Akcyjna	114	862
Santander Bank Polska SA	7	294
Telekomunikacja Polska SA (a)	99	142
		6,134
Chile 0.6%
Aguas Andinas SA - Class A	481	142
Banco de Chile	8,467	684
Banco de Credito e Inversiones	10	341
Banco Santander-Chile	10,526	406
Cencosud S.A.	272	283
Cia Cervecerias Unidas SA	25	174
Colbun SA	1,234	134
Empresas CMPC SA	214	458
Empresas COPEC SA	61	352
Enel Americas SA	6,443	788
Enel Chile S.A.	4,922	334
ENTEL Chile SA (a)	26	111
Itau Corpbanca	25,343	66
Lan Airlines SA	35	91
S.A.C.I. Falabella	145	320
		4,684
United Arab Emirates 0.5%
Abu Dhabi Commercial Bank PJSC	510	640
ALDAR Properties PJSC	584	244
DP World PLC	29	430
Dubai Islamic Bank PJSC	237	232
Emaar Malls PJSC	434	126
Emaar Properties PJSC	622	375
Emirates Telecommunications Group Co. PJSC	315	1,204
First Abu Dhabi Bank PJSC	490	1,287
		4,538
Turkey 0.4%
Akbank Turk Anonim Sirketi (a)	533	450
Anadolu Efes Biracilik Ve Malt Sanayii Anonim Sirketi	35	92
Arcelik A.S. (a)	22	45
Aselsan Inc. - Class B	63	223
BIM Birlesik Magazalar A.S.	67	505
Eregli Demir Ve Celik Fabrikalari Turk Anonim Sirketi	257	292
Ford Otomotiv Sanayi Anonim Sirketi	13	99
Haci Omer Sabanci Holding A.S.	196	222
Koc Holding A.S.	147	299
TAV Havalimanlari Holding Anonim Sirketi	40	99
Turk Hava Yollari A.O. (a)	105	144
Turkcell Iletisim Hizmetleri Anonim Sirketi	195	364
Turkiye Garanti Bankasi A.S. (a)	376	462
Turkiye Is Bankasi Anonim Sirketi - Class C (a)	257	183
Turkiye Petrol Rafinerileri Anonim Sirketi Tupras	23	266
		3,745
Hungary 0.2%
Chemical Works of Gedeon Richter Plc.	22	418
MOL Magyar Olaj- es Gazipari Nyilvanosan Mukodo Reszvenytarsasag	76	441
OTP Bank Plc	40	1,157
		2,016
Peru 0.2%
Cia de Minas Buenaventura SA - ADR	39	283
Credicorp Ltd.	12	1,679
		1,962
Greece 0.2%
Alpha Bank A.E. (a)	269	205
Eurobank Ergasias Services And Holdings S.A (a)	465	200
Hellenic Duty Free Shops S.A. (a) (c)	9	—
Hellenic Telecommunications Organization SA	43	516
Jumbo S.A.	20	269
Motor Oil Hellas Corinth Refineries SA	6	69
National Bank of Greece SA (a)	93	126
OPAP SA	32	247
		1,632
Colombia 0.2%
Bancolombia SA	25	146
Ecopetrol S.A.	928	445
Grupo Argos S A	56	169
Grupo de Inversiones Suramericana S.A.	44	239
Interconexion Electrica SA	79	325
		1,324
Egypt 0.1%
Commercial International Bank Egypt SAE	251	937
Eastern Tobacco Co.	172	135
El Sewedy Electric Company	175	87
		1,159
Luxembourg 0.1%
Globant S.A. (a)	6	562
Reinet Investments S.C.A.	26	406
		968
Czech Republic 0.1%
CEZ A/S	28	459
Komercni Banka A/S (b)	14	262
MONETA Money Bank, a.s.	76	157
		878
Argentina 0.1%
Banco Macro S.A. - Class B - ADR	7	126
Grupo Financiero Galicia SA - Class B - ADR	21	149
Telecom Argentina SA - Class B - ADR	10	95
YPF Sociedad Anonima - Class D - ADR	32	131
		501
Romania 0.0%
New Europe Property Investments PLC	72	300
Singapore 0.0%
BOC Aviation Limited	33	210
Pakistan 0.0%
Habib Bank Limited	120	75
MCB Bank Ltd.	66	59
Oil & Gas Development Co. Ltd.	115	53
		187
Belgium 0.0%
Titan Cement International (a)	5	62
Spain 0.0%
AmRest Holdings, S.E. (a)	9	38
Total Common Stocks (cost $917,825)		822,687
PREFERRED STOCKS 2.3%
Brazil 1.4%
Banco Bradesco S.A. (e)	710	2,856
Braskem S.A - Series A	37	123
Centrais Eletricas Brasileiras SA - Series B	49	251
Companhia Energetica de Minas Gerais Cemig	145	248
Gerdau SA	175	337
Itau Unibanco Holding S.A. (e)	861	3,851
Itausa - Investimentos Itau SA	782	1,311
Lojas Americanas SA (e)	130	454
Petroleo Brasileiro S/A Petrobras. (e)	741	1,991
Telefonica Brasil S.A.	77	732
		12,154
South Korea 0.6%
Amorepacific Corporation	2	76
Hyundai Motor Co.	4	149
Hyundai Motor Co.	7	311
LG Chem Ltd.	1	134
LG Household & Health Care Ltd.	—	183
Samsung Electronics Co. Ltd.	147	4,832
		5,685
Russian Federation 0.1%
Public Joint Stock Society "Surgutneftegaz"	1,115	535
Public Joint Stock Society "Transneft"	—	160
		695
Colombia 0.1%
Bancolombia SA	84	568

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Grupo Aval Acciones y Valores S.A.	534	120
		688
Chile 0.1%
Embotelladora Andina SA - Series B	61	135
Sociedad Quimica y Minera de Chile SA - Series B	21	477
		612
Total Preferred Stocks (cost $28,347)		19,834
WARRANTS 0.0%
Thailand 0.0%
BTS Group Holdings Public Company Limited (a)	91	2
BTS Group Holdings Public Company Limited (a)	25	—
Total Warrants (cost $0)		2
RIGHTS 0.0%
China 0.0%
Legend Holdings Corporation (a) (f)	7	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.4%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (g) (h)	17,431	17,431
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (i) (j)	169	169
0.05%, 12/31/20 (i) (j)	781	780
0.15%, 02/25/21 (i) (j)	649	648
		1,597
Investment Companies 0.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (g) (h)	1,493	1,493
Total Short Term Investments (cost $20,522)		20,521
Total Investments 101.4% (cost $966,694)		863,044
Other Derivative Instruments 0.0%		79
Other Assets and Liabilities, Net (1.4)%		(12,381)
Total Net Assets 100.0%		850,742

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL/Mellon Emerging Markets Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Education Group Holdings Limited	05/28/19	147	129	—
Greentown Services Group Co Ltd	08/31/18	147	224	—
Postal Savings Bank of China Co., Ltd. - Class H	05/31/18	821	817	0.1
Public Joint Stock Society "Fosagro"	05/31/16	279	200	—
Public Joint Stock Society "Magnit"	04/28/16	2,181	578	0.1
Public Joint Stock Society "Novatek"	03/07/16	1,847	1,810	0.2
X5 Retail Group N.V.	05/31/18	653	605	0.1
Zhenro Properties Group Limited	11/13/19	56	54	—
		6,131	4,417	0.5

JNL/Mellon Emerging Markets Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets Index	232	June 2020	9,180	79	598

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Industrials Sector Fund
COMMON STOCKS 99.2%
Industrials 97.1%
3M Company	13	1,829
AAON, Inc.	1	48
AAR Corp.	1	14
ABM Industries Incorporated	2	38
ACCO Brands Corporation	2	11
Actuant Corporation (a)	1	22
Acuity Brands, Inc.	1	80
ADT, Inc. (a)	4	15
Advanced Disposal Services, Inc. (b)	2	59
Advanced Drainage Systems, Inc.	1	33
AECOM (b)	4	110
Aegion Corporation (b)	1	11
Aerojet Rocketdyne Holdings, Inc. (b)	2	70
AeroVironment, Inc. (b)	1	31
AGCO Corporation	2	71
Air Lease Corporation - Class A	3	56
Air Transport Services Group, Inc. (b)	—	7
Alamo Group Inc.	—	20
Albany International Corp. - Class A	1	35
Allegiant Travel Company	—	8
Allegion Public Limited Company	2	198
Allison Systems, Inc.	3	87
Altra Industrial Motion Corp.	1	26
AMERCO	—	60
Ameresco, Inc. - Class A (b)	—	8
American Airlines Group Inc. (a)	3	32
American Woodmark Corporation (b)	—	16
AMETEK, Inc.	5	382
AO Smith Corp. (a)	3	122
Apogee Enterprises, Inc.	1	11
Applied Industrial Technologies, Inc.	1	39
Arcbest Corporation	1	10
Arcosa, Inc.	1	41
Argan, Inc.	—	10
Armstrong World Industries, Inc.	1	86
Astec Industries, Inc.	—	16
Astronics Corporation (b)	1	5
Atkore International Group Inc. (b)	1	21
Atlas Air Worldwide Holdings, Inc. (b)	—	4
Avis Budget Group, Inc. (a) (b)	1	19
Axone Intelligence Inc. (b)	1	99
AZZ Inc.	1	17
Barnes Group Inc.	1	48
Barrett Business Services, Inc.	—	7
Beacon Roofing Supply, Inc. (b)	2	25
Bloom Energy Corporation - Class A (a) (b)	1	8
Blue Bird Global Corporation (b)	—	3
Brady Corp. - Class A	1	53
Briggs & Stratton Corp. (a)	1	2
BrightView Holdings, Inc. (b)	1	7
Brink's Co.	1	61
Builders FirstSource, Inc. (b)	3	35
BWXT Government Group, Inc.	2	109
C.H. Robinson Worldwide, Inc. (a)	3	208
CAI International Inc. (b)	—	5
Carlisle Cos. Inc.	1	167
Casella Waste Systems Inc. - Class A (b)	1	38
Caterpillar Inc.	13	1,495
CBIZ Inc. (b)	1	27
Chart Industries, Inc. (b)	1	23
Cimpress Public Limited Company (a) (b)	—	25
Cintas Corp.	2	354
CIRCOR International, Inc. (b)	—	4
Clean Harbors Inc. (b)	1	64
Colfax Corp. (b)	2	42
Columbus Mckinnon Corp.	1	13
Comfort Systems USA Inc.	1	29
Construction Partners, Inc. - Class A (b)	—	7
Copart Inc. (b)	5	332
Cornerstone Building Brands, Inc. (b)	2	8
CoStar Group, Inc. (b)	1	499
Covanta Holding Corporation (a)	3	22
Covenant Transportation Group, Inc. - Class A (b)	—	2
Crane Co.	1	56
CSW Industrials Inc.	—	21
CSX Corp.	17	987
Cubic Corp.	1	27
Cummins Inc.	3	457
Curtiss-Wright Corp.	1	88
Deere & Company	7	964
Delta Air Lines Inc.	4	108
Deluxe Corp.	1	27
Donaldson Co. Inc.	3	115
Douglas Dynamics, Inc.	1	21
Dover Corporation	3	283
Ducommun Inc. (b)	—	6
DXP Enterprises Inc. (b)	—	5
Dycom Industries, Inc. (b)	1	19
Eaton Corporation Public Limited Company	10	749
Echo Global Logistics, Inc. (b)	1	11
Elance, Inc. (b)	1	8
EMCOR Group, Inc.	1	81
Emerson Electric Co.	14	673
Encore Wire Corp.	—	19
Energy Recovery, Inc. (a) (b)	1	6
EnerSys	1	49
Ennis Inc.	1	11
EnPro Industries, Inc.	1	20
Equifax Inc.	3	335
ESCO Technologies Inc.	1	47
Evoqua Water Technologies Corp. (b)	2	24
Expeditors International of Washington Inc.	4	263
Exponent, Inc.	1	88
Fastenal Co.	13	416
Federal Signal Corporation	1	39
FedEx Corporation	6	701
Flowserve Corporation	3	74
Fluor Corp.	3	21
Forrester Research Inc. (b)	—	7
Fortive Corporation	7	387
Fortune Brands Home & Security, Inc.	3	141
Forward Air Corp.	1	35
Foundation Building Materials Inc. (b)	1	6
Franklin Covey Co. (b)	—	3
Franklin Electric Co. Inc.	1	44
FTI Consulting Inc. (b)	1	106
Gates Industrial Corporation PLC (b)	1	10
GATX Corporation (a)	1	49
Genco Shipping & Trading Limited	—	1
Generac Holdings Inc. (b)	1	137
General Dynamics Corporation	6	759
General Electric Company	204	1,616
Gibraltar Industries Inc. (b)	1	30
GMS Inc. (b)	1	15
Gorman-Rupp Co.	—	13
Graco Inc.	4	188
GrafTech International Ltd.	2	13
Granite Construction Incorporated	1	17
Great Lakes Dredge & Dock Corp. (b)	1	11
Greenbrier Cos. Inc.	1	13
Griffon Corp.	1	11
H&E Equipment Services, Inc.	1	11
Harsco Corporation (b)	2	13
Hawaiian Holdings, Inc. (a)	—	3
HD Supply Holdings, Inc (b)	4	111
Healthcare Services Group Inc. (a)	2	41
Heartland Express Inc.	1	22
HEICO Corp. (a)	1	76
HEICO Corp. - Class A	2	112
Heidrick & Struggles International Inc.	—	10
Helios Technologies, Inc.	1	26
Herc Holdings Inc. (b)	1	10
Heritage-Crystal Clean, LLC (b)	—	5
Herman Miller Inc.	1	31
Hertz Global Holdings, Inc. (b)	2	12
Hexcel Corp.	2	74

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hillenbrand Inc.	2	31
HNI Corp.	1	24
Honeywell International Inc.	17	2,227
Howmet Aerospace Inc.	9	147
HUB Group Inc. - Class A (b)	1	35
Hubbell Inc.	1	146
Huntington Ingalls Industries Inc.	1	175
Huron Consulting Group Inc. (b)	1	26
Hyster-Yale Materials Handling Inc. - Class A	—	4
ICF International, Inc.	—	31
IDEX Corporation	2	243
IES Holdings, Inc. (b)	—	3
Illinois Tool Works Inc.	7	1,065
Ingersoll Rand Inc. (b)	8	203
Insperity, Inc.	1	35
Insteel Industries, Inc.	—	5
Interface Inc.	1	10
ITT Industries Holdings, Inc.	2	94
Jacobs Engineering Group Inc.	3	244
JB Hunt Transport Services Inc.	2	182
JELD-WEN Holding, Inc. (b)	1	14
John Bean Technologies Corp.	1	56
Johnson Controls International Public Limited Company	18	482
Kadant Inc.	—	19
Kaman Corp.	1	21
Kansas City Southern	2	292
Kelly Services Inc. - Class A	1	10
Kennametal Inc.	2	37
Kforce Inc.	—	12
Kimball International Inc. - Class B	1	10
Kirby Corp. (b)	—	15
Knight-Swift Transportation Holdings Inc. - Class A	3	99
Knoll Inc.	1	12
Korn Ferry	1	33
Kratos Defense & Security Solutions, Inc. (b)	2	28
L3Harris Technologies, Inc.	5	928
Landstar System Inc.	1	89
Lennox International Inc.	1	148
Lincoln Electric Holdings Inc. (a)	1	94
Lindsay Corp.	—	23
Lockheed Martin Corporation	6	2,005
Lydall Inc. (b)	—	3
Macquarie Infrastructure Corporation	2	41
Manitowoc Co. Inc. (b)	1	7
ManpowerGroup Inc.	1	73
Marten Transport Ltd.	1	22
Masco Corporation	7	228
Masonite International Corporation (b)	1	26
MasTec Inc. (b)	1	44
Matson Intermodal - Paragon, Inc.	—	6
Matthews International Corp. - Class A	1	17
McGrath RentCorp	1	32
Mercury Systems Inc. (b)	1	93
Meritor, Inc. (b)	2	24
Middleby Corp. (b)	1	75
Mistras Group, Inc. (b)	1	2
Mobile Mini, Inc.	1	26
Moog Inc. - Class A	1	35
MRC Global Inc. (b)	2	8
MSA Safety Inc.	1	88
MSC Industrial Direct Co. - Class A	1	58
Mueller Industries Inc. (a)	1	32
Mueller Water Products Inc. - Class A	4	31
MYR Group Inc. (b)	—	9
National Presto Industries Inc.	—	7
Navistar International Corporation (b)	1	16
Nielsen Holdings plc	8	105
NN Inc.	1	1
Nordson Corp.	1	164
Norfolk Southern Corporation	6	888
Northrop Grumman Systems Corp.	4	1,129
Now, Inc. (b)	3	15
NV5 Global, Inc. (a) (b)	—	9
Nvent Electric Public Limited Company	4	61
Old Dominion Freight Line Inc.	2	292
Omega Flex Inc.	—	6
Oshkosh Corp.	2	103
Owens Corning Inc.	3	99
PACCAR Inc.	8	490
Parker-Hannifin Corporation	3	386
Park-Ohio Holdings Corp.	—	3
Parsons Corporation (b)	1	18
Patrick Industries, Inc.	1	15
Pentair Public Limited Company	4	112
PGT Innovations, Inc. (b)	1	10
Pitney Bowes Inc. (a)	4	8
Plug Power Inc. (a) (b)	7	23
Powell Industries Inc.	—	5
Primoris Services Corporation	1	16
Proto Labs Inc. (a) (b)	1	46
Quad/Graphics Inc. - Class A	1	2
Quanex Building Products Corp.	1	8
Quanta Services, Inc.	3	106
Raven Industries Inc.	1	17
Raytheon Company	7	852
RBC Bearings Incorporated (b)	1	67
Regal-Beloit Corp.	1	61
Republic Services Inc.	5	389
Resideo Technologies, Inc. (b)	3	14
Resources Connection, Inc.	1	8
REV Group Inc.	1	3
Rexnord Corporation	3	65
Robert Half International Inc.	3	103
Rockwell Automation Inc.	3	404
Rollins Inc.	3	125
Roper Technologies, Inc.	2	757
RR Donnelley & Sons Co.	2	2
Rush Enterprises Inc. - Class A	1	19
Rush Enterprises Inc. - Class B	—	2
Ryder System, Inc.	1	31
Saia, Inc. (b)	1	45
Schneider National, Inc. - Class B	1	23
Sensata Technologies Holding PLC (b)	4	108
Simpson Manufacturing Co. Inc.	1	58
SiteOne Landscape Supply, Inc. (a) (b)	1	68
SkyWest Inc.	—	8
Snap-On Inc.	1	140
Southwest Airlines Co.	3	110
SP Plus Corporation (b)	—	10
Spartan Motors Inc.	1	11
Spirit Aerosystems Holdings Inc. - Class A	2	59
Spirit Airlines Inc. (a) (b)	—	5
SPX Corp. (b)	1	32
SPX Flow, Inc. (b)	1	31
Standex International Corp.	—	13
Stanley Black & Decker Inc.	4	353
Steelcase Inc. - Class A	2	19
Stericycle Inc. (a) (b)	2	104
Sterling Construction Co. Inc. (b)	1	5
Stock Building Supply Holdings, LLC (b)	2	26
SunRun Inc. (a) (b)	2	17
Team, Inc. (b)	1	5
Teledyne Technologies Inc. (b)	1	251
Tennant Co.	—	25
Terex Corp.	2	23
Tetra Tech, Inc.	1	91
Textron Inc.	5	143
The Boeing Company	12	1,858
Thermon Group Holdings, Inc. (b)	1	11
Timken Co.	2	52
Titan Machinery Inc. (b)	—	4
Toro Co.	3	163
TPI Composites, Inc. (b)	1	10
Trane Technologies Public Limited Company	6	459
TransDigm Group Inc.	1	358
TransUnion	4	289
Trex Company, Inc. (b)	1	110
TriMas Corp. (b)	1	22
TriNet Group Inc. (b)	1	41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Trinity Industries Inc. (a)	2	40
Triton Container International Limited - Class A	1	30
Triumph Group Inc.	1	7
TrueBlue, Inc. (b)	1	10
Tutor Perini Corp. (b)	1	6
UniFirst Corp.	—	55
Union Pacific Corporation	16	2,281
United Airlines Holdings, Inc. (b)	2	47
United Parcel Service Inc. - Class B	16	1,526
United Rentals Inc. (b)	2	181
United Technologies Corporation	19	1,802
Universal Forest Products Inc.	1	54
Universal Logistics Holdings, Inc.	—	3
US Ecology Parent, Inc.	1	17
Valmont Industries Inc.	1	54
Vectrus, Inc. (b)	—	11
Verisk Analytics, Inc.	4	503
Viad Corp	—	10
Vicor Corp. (b)	—	19
VSE Corp.	—	3
W. W. Grainger, Inc.	1	264
Wabash National Corp.	1	9
WABCO Holdings Inc. (b)	1	162
Wabtec Corp.	4	203
Waste Connections, Inc.	6	474
Waste Management, Inc.	10	916
Watsco Inc.	1	121
Watts Water Technologies Inc. - Class A	1	55
Welbilt Inc. (b)	3	16
Werner Enterprises Inc.	1	36
WESCO International, Inc. (b)	1	21
Willdan Group, Inc. (a) (b)	—	5
Willscot Corp. (a) (b)	1	12
Woodward Governor Co.	1	78
XPO Logistics Inc. (b)	2	106
Xylem Inc.	4	272
		50,555
Information Technology 1.2%
ASGN Incorporated (b)	1	44
CoreLogic, Inc.	2	46
IHS Markit Ltd.	9	530
Systemax Inc.	—	5
		625
Communication Services 0.6%
Maxar Technologies Inc. (a)	1	14
Uber Technologies, Inc. (a) (b)	10	276
		290
Consumer Discretionary 0.2%
IAA Spinco Inc. (b)	3	94
KAR Auction Services, Inc.	3	38
		132
Materials 0.1%
Luxfer Holdings PLC	1	9
Park Aerospace Technologies Corp.	—	5
Univar Solutions Inc. (b)	3	31
		45
Utilities 0.0%
Vivint Solar, Inc. (a) (b)	1	4
Total Common Stocks (cost $65,457)		51,651
SHORT TERM INVESTMENTS 3.9%
Securities Lending Collateral 2.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	1,239	1,239
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	688	688
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	48	48
0.05%, 12/31/20 (e) (f)	45	45
		93
Total Short Term Investments (cost $2,020)		2,020
Total Investments 103.1% (cost $67,477)		53,671
Other Derivative Instruments (0.0)%		(8)
Other Assets and Liabilities, Net (3.1)%		(1,628)
Total Net Assets 100.0%		52,035

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Industrials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Industrial Select Sector Index	9	June 2020	497	(8)	36

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon International Index Fund
COMMON STOCKS 98.0%
Japan 25.9%
ABC-Mart Inc.	4	190
Acom Co. Ltd. (a)	44	180
Advantest Corporation	23	918
AEON Co. Ltd.	76	1,693
AEON Financial Service Co. Ltd.	14	152
AEON Mall Co. Ltd.	11	134
Air Water Inc.	18	245
Aisin Seiki Co. Ltd.	18	453
Ajinomoto Co. Inc.	51	941
Alfresa Holdings Corp.	21	391
All Nippon Airways Co. Ltd. (a)	13	315
ALPS Alpine Co. Ltd. (a)	26	252
Amada Co. Ltd.	37	295
Aozora Bank, Ltd.	13	246
Asahi Breweries Ltd.	43	1,394
Asahi Glass Co. Ltd.	21	522
Asahi Intecc Co., Ltd.	22	553
Asahi Kasei Corp.	146	1,034
Astellas Pharma Inc.	221	3,414
Bandai Namco Holdings Inc.	23	1,119
Bank of Kyoto Ltd.	6	180
Benesse Holdings Inc.	9	232
Bridgestone Corp.	67	2,055
Brother Industries Ltd.	27	413
Calbee,Inc.	9	233
Canon Inc.	118	2,565
Casio Computer Co. Ltd. (a)	22	306
Central Japan Railway Co.	17	2,686
China Bank Ltd.	63	275
Chubu Electric Power Co. Inc.	75	1,058
Chugai Pharmaceutical Co. Ltd.	26	3,040
Chugoku Electric Power Co. Inc. (a)	34	472
Coca-Cola Bottlers Japan Holdings Inc. (a)	14	279
Concordia Financial Group, Ltd. (a)	118	345
Credit Saison Co. Ltd.	20	227
CyberAgent Inc.	11	438
Dai Nippon Printing Co. Ltd.	28	592
Daicel Corp.	27	196
Daifuke Co. Ltd.	12	731
Dai-ichi Life Holdings, Inc.	128	1,524
Daiichi Sankyo Company, Ltd	67	4,594
Daikin Industries Ltd. (a)	29	3,572
Dainippon Sumitomo Pharma Co. Ltd.	20	257
Daito Trust Construction Co. Ltd.	8	767
Daiwa House Industry Co. Ltd.	67	1,659
Daiwa House REIT Investment Corporation	—	552
Daiwa Securities Group Inc.	177	684
Denso Corp.	51	1,650
Dentsu Inc.	25	473
Disco Corp.	3	612
East Japan Railway Co.	36	2,694
Eisai Co. Ltd.	30	2,174
Electric Power Development Co., Ltd. (a)	18	362
Familymart Co., Ltd.	30	537
Fanuc Ltd. (a)	23	3,042
Fast Retailing Co. Ltd.	7	2,820
Fuji Electric Holdings Co. Ltd.	16	355
FUJIFILM Holdings Corp.	42	2,114
Fujitsu Ltd.	23	2,093
Fukuoka Financial Group, Inc.	19	257
GMO Payment Gateway, Inc.	5	322
Hakuhodo DY Holdings Incorporated	26	259
Hamamatsu Photonics KK (a)	16	671
Hankyu Hanshin Holdings Inc.	27	907
Hikari Tsushin Inc.	3	436
Hino Motors Ltd.	33	179
Hirose Electric Co. Ltd.	4	391
Hisamitsu Pharmaceutical Co. Inc.	6	261
Hitachi Chemical Co. Ltd.	12	523
Hitachi Construction Machinery Co. Ltd. (a)	13	268
Hitachi High-Technologies Corp.	8	615
Hitachi Ltd.	114	3,304
Hitachi Metals Ltd.	25	268
Honda Motor Co. Ltd.	191	4,300
Hoshizaki Corporation	6	465
Hoya Corp.	44	3,779
Hulic Co. Ltd.	36	366
Idemitsu Kosan Co., Ltd. (a)	23	531
IHI Corp.	18	208
Iida Group Holdings Co., Ltd. (a)	18	245
Inpex Corporation	121	672
Isetan Mitsukoshi Holdings Ltd. (a)	41	239
Isuzu Motors Ltd.	66	436
ITOCHU Corp.	157	3,246
ITOCHU Techno-Solutions Corporation	11	306
J.Front Retailing Co., Ltd.	25	205
Japan Airlines Co., Ltd	14	251
Japan Airport Terminal Co. Ltd. (a)	6	212
Japan Exchange Group Inc.	60	1,055
Japan Post Bank Co., Ltd. (a)	49	450
Japan Post Holdings Co., Ltd.	184	1,440
Japan Post Insurance Co., Ltd.	26	320
Japan Prime Realty Investment Corp.	—	268
Japan Real Estate Investment Corp.	—	897
Japan Retail Fund Investment Corp.	—	351
Japan Tobacco Inc.	142	2,621
JFE Holdings Inc.	56	361
JGC Holding Corporation (a)	26	206
JS Group Corp.	32	403
JSR Corp.	23	425
JTEKT Corp.	27	183
JXTG Holdings, Inc. (a)	357	1,213
Kajima Corp.	55	557
Kakaku.com Inc.	16	297
Kamigumi Co. Ltd.	12	211
Kansai Electric Power Co. Inc. (a)	82	920
Kansai Paint Co. Ltd.	21	399
Kao Corp.	56	4,611
Kawasaki Heavy Industries Ltd. (a)	17	249
KDDI Corp.	207	6,125
Keihan Holdings Co. Ltd.	11	502
Keikyu Corp.	27	450
Keio Corp. (a)	12	697
Keisei Electric Railway Co. Ltd.	16	448
Keyence Corp.	21	6,905
Kikkoman Corp.	17	713
Kintetsu Corp.	20	930
Kirin Holdings Co. Ltd.	97	1,929
Kobayashi Pharmaceutical Co. Ltd.	6	511
Koito Manufacturing Co. Ltd.	13	438
Komatsu Ltd.	107	1,756
Konami Corp.	11	336
Konica Minolta Holdings Inc.	55	223
Kose Corp. (a)	4	501
Kubota Corp.	120	1,537
Kuraray Co. Ltd.	37	376
Kurita Water Industries Ltd.	12	273
Kyocera Corp.	38	2,242
Kyowa Kirin Co., Ltd.	28	620
Kyushu Electric Power Co. Inc. (a)	46	367
Kyushu Railway Company (a)	19	560
Lawson Inc.	6	336
Line Corporation (b)	8	363
Lion Corp.	27	574
M3, Inc. (a)	52	1,542
Makita Corp. (a)	26	788
Marubeni Corp. (a)	187	931
Marui Group Co. Ltd.	22	365
Maruichi Steel Tube Ltd. (a)	7	157
Mazda Motor Corp.	69	364
McDonald's Holdings Co. Japan Ltd.	8	361
Mebuki Financial Group, Inc.	112	228
Medipal Holdings Corp.	21	395
Meiji Holdings Co., Ltd.	13	948
Mercari, Inc. (a) (b)	8	157
Minebea Mitsumi Inc.	42	622

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
MISUMI Group Inc.	33	709
Mitsubishi Chemical Holdings Corporation	153	909
Mitsubishi Corp. (a)	159	3,374
Mitsubishi Electric Corp.	214	2,631
Mitsubishi Estate Co. Ltd.	140	2,061
Mitsubishi Gas Chemical Co. Inc.	20	212
Mitsubishi Heavy Industries Ltd.	37	935
Mitsubishi Materials Corp.	14	279
Mitsubishi Motors Corp.	81	228
Mitsubishi UFJ Financial Group Inc.	1,446	5,367
Mitsubishi UFJ Lease & Finance Co. Ltd.	46	227
Mitsui & Co. Ltd.	196	2,710
Mitsui Chemicals Inc.	22	418
Mitsui Fudosan Co. Ltd.	103	1,781
Mitsui OSK Lines Ltd.	14	230
Mizuho Financial Group Inc.	2,844	3,251
MonotaRO Co., Ltd.	15	410
MS&AD Insurance Group Holdings, Inc.	56	1,555
Murata Manufacturing Co. Ltd. (a)	67	3,405
Nabtesco Corp.	12	285
Nagoya Railroad Co. Ltd.	22	619
NEC Corp.	29	1,058
NEC Electronics Corp. (b)	91	329
NEXON Co.,Ltd.	57	931
NGK Insulators Ltd. (a)	31	402
NGK Spark Plug Co. Ltd.	19	271
Nidec Corp.	53	2,736
Nikon Corp.	39	362
Nintendo Co. Ltd.	13	5,077
Nippon Building Fund Inc.	—	1,051
Nippon Express Co. Ltd.	9	445
Nippon Meat Packers Inc.	9	322
Nippon Paint Co. Ltd.	17	886
Nippon Shinyaku Co., Ltd.	5	418
Nippon Steel Corporation	96	818
Nippon Telegraph & Telephone Corp.	151	3,614
Nippon Yusen KK	20	234
Nissan Chemical Industries Ltd.	15	542
Nissan Motor Co., Ltd.	268	882
Nisshin Seifun Group Inc.	24	405
Nissin Foods Holdings Co. Ltd.	7	613
Nitori Co. Ltd.	9	1,257
Nitto Denko Corp.	18	814
Nomura Holdings Inc.	387	1,626
Nomura Real Estate Holdings, Inc.	16	257
Nomura Real Estate Master Fund. Inc.	—	608
Nomura Research Institute Ltd.	40	855
NSK Ltd.	44	278
NTT Data Corp.	74	710
NTT DoCoMo Inc.	157	4,913
Obayashi Corp.	75	639
Obic Co. Ltd.	8	1,010
Odakyu Electric Railway Co. Ltd.	34	744
OJI Holdings Corp. (a)	98	523
Olympus Corp.	137	1,985
Omron Corp.	22	1,106
Ono Pharmaceutical Co. Ltd.	43	959
Oracle Corp. Japan	5	392
Oriental Land Co. Ltd. (a)	24	2,999
ORIX Corp.	154	1,837
Orix J-REIT Inc.	—	396
Osaka Gas Co. Ltd.	45	844
Otsuka Corp.	12	506
Otsuka Holdings Co., Ltd.	46	1,783
Pan Pacific International Holdings Corporation	51	967
Panasonic Corp.	262	1,995
Park24 Co. Ltd.	14	209
PeptiDream Inc. (a) (b)	11	390
Persol Holdings Co., Ltd.	22	218
Pigeon Corp.	14	546
Pola Orbis Holdings Inc.	12	213
Prologis	—	585
Rakuten Inc.	99	745
Recruit Holdings Co., Ltd.	159	4,139
Resona Holdings Inc.	246	738
Ricoh Co. Ltd.	77	573
Rinnai Corp.	4	283
Rohm Co. Ltd.	11	585
Ryohin Keikaku Co. Ltd.	30	337
Sankyo Co. Ltd.	5	147
Santen Pharmaceutical Co. Ltd.	42	713
SBI Holdings Inc.	29	421
Secom Co. Ltd.	24	2,029
Sega Sammy Holdings Inc.	21	259
Seibu Holdings Inc.	22	243
Seiko Epson Corp. (a)	34	370
Sekisui Chemical Co. Ltd.	43	562
Sekisui House Ltd.	72	1,188
Seven & I Holdings Co., Ltd.	89	2,968
Seven Bank, Ltd.	68	174
SG Holdings Co., Ltd.	16	390
Sharp Corp. (a)	26	273
Shimadzu Corp.	25	663
Shimamura Co. Ltd.	3	157
Shimano Inc.	9	1,243
Shimizu Corp.	72	561
Shin-Etsu Chemical Co. Ltd.	42	4,109
Shinsei Bank Ltd.	21	282
Shionogi & Co. Ltd.	32	1,578
Shiseido Co. Ltd.	47	2,780
Shizuoka Bank Ltd. (a)	56	339
Showa Denko KK	16	330
SMC Corp.	7	2,813
Softbank Corp. (a)	198	2,520
SoftBank Group Corp.	184	6,561
Sohgo Security Services Co. Ltd.	9	425
Sompo Holdings, Inc.	39	1,213
Sony Corp.	150	8,880
Sony Financial Holdings Inc. (a)	19	319
Square Enix Holdings Co. Ltd.	11	474
Stanley Electric Co. Ltd.	16	317
Subaru Corp. NPV	72	1,384
SUMCO Corporation	30	377
Sumitomo Chemical Co. Ltd. (a)	170	503
Sumitomo Corp.	141	1,613
Sumitomo Electric Industries Ltd.	90	944
Sumitomo Heavy Industries Ltd.	13	240
Sumitomo Metal Mining Co. Ltd. (a)	27	550
Sumitomo Mitsui Financial Group Inc.	153	3,686
Sumitomo Mitsui Trust Holdings Inc.	38	1,097
Sumitomo Realty & Development Co. Ltd.	39	964
Sumitomo Rubber Industries Inc.	20	188
Sundrug Co. Ltd.	9	286
Suntory Beverage & Food Limited	16	601
Suzuken Co. Ltd.	8	292
Suzuki Motor Corp. (a)	43	1,034
Sysmex Corp.	19	1,398
T&D Holdings Inc.	63	514
Taiheiyo Cement Corp.	13	224
Taisei Corp.	23	712
Taisho Pharmaceutical Holdings Company Ltd.	4	227
Taiyo Nippon Sanso Corp.	16	232
Takeda Pharmaceutical Co. Ltd. (a)	176	5,352
TDK Corp.	15	1,178
Teijin Ltd.	19	330
Terumo Corp. (a)	76	2,606
THK Co. Ltd.	13	267
Tobu Railway Co. Ltd.	23	791
Toho Co. Ltd.	14	423
Toho Gas Co. Ltd.	9	405
Tohoku Electric Power Co. Inc. (a)	52	507
Tokio Marine Holdings Inc.	75	3,439
Tokyo Century Corp.	6	171
Tokyo Electric Power Co. Holdings Inc. (b)	174	608
Tokyo Electron Ltd.	18	3,456
Tokyo Gas Co. Ltd.	44	1,051
Tokyu Corp.	59	927
Tokyu Fudosan Holdings Corporation	74	355
Toppan Printing Co. Ltd.	33	501
Toray Industries Inc.	166	717

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Toshiba Corp.	45	983
Tosoh Corp.	31	350
TOTO Ltd.	17	564
Toyo Seikan Group Holdings Ltd.	17	199
Toyo Suisan Kaisha Ltd.	11	522
Toyoda Gosei Co. Ltd.	7	113
Toyota Industries Corp.	17	824
Toyota Motor Corp.	268	16,113
Toyota Tsusho Corp.	24	573
Trend Micro Inc.	15	734
TSURUHA Holdings ,Inc.	4	569
Unicharm Corp.	47	1,764
United Urban Investment Corp.	—	351
USS Co. Ltd. (a)	26	354
Welcia Holdings Co.,Ltd.	5	366
West Japan Railway Co.	19	1,312
Yahoo! Japan Corp.	311	1,001
Yakult Honsha Co. Ltd.	14	815
Yamada Denki Co. Ltd. (a)	77	309
Yamaha Corp.	17	644
Yamaha Motor Co. Ltd.	33	398
Yamato Holdings Co. Ltd.	35	550
Yamazaki Baking Co. Ltd.	13	271
Yaskawa Electric Corp.	28	769
Yokogawa Electric Corp.	29	341
Yokohama Rubber Co. Ltd.	15	186
ZOZO, Inc.	9	122
		350,532
United Kingdom 14.0%
3i Group plc	117	1,140
Admiral Group PLC	22	600
Anglo American PLC	121	2,116
Antofagasta PLC	47	450
Ashtead Group Public Limited Company	54	1,175
Associated British Foods PLC	43	955
AstraZeneca PLC	154	13,850
Auto Trader Group PLC	109	591
AVEVA Group plc	7	322
Aviva PLC	462	1,524
BAE Systems PLC	375	2,424
Barclays PLC	2,025	2,336
Barratt Developments P L C	119	646
BP P.L.C.	2,385	9,967
British American Tobacco P.L.C.	270	9,211
BT Group Plc	974	1,415
Bunzl Public Limited Company	39	796
Burberry Group PLC	48	790
Carnival Plc	19	224
Centrica PLC	699	330
Coca-Cola European Partners PLC	27	1,028
Coca-Cola HBC AG	24	522
Compass Group PLC	186	2,911
Croda International Public Limited Company	15	791
DCC Public Limited Company	11	718
Diageo PLC	276	8,865
Direct Line Insurance Limited	169	619
easyJet PLC	21	145
Evraz PLC	66	189
Experian PLC	106	2,932
Ferguson PLC	26	1,642
Fiat Chrysler Automobiles N.V.	130	954
G4S PLC	190	220
GlaxoSmithKline PLC	587	11,084
GVC Holdings PLC	68	467
Halma Public Limited Company	45	1,059
Hargreaves Lansdown PLC	39	668
HSBC Holdings PLC	2,383	13,405
Imperial Brands PLC	110	2,037
Informa Switzerland Limited	150	818
InterContinental Hotels Group PLC	20	877
Intertek Group Plc	19	1,129
ITV Plc	415	339
J Sainsbury PLC	200	522
JD Sports Fashion Plc	51	287
Johnson Matthey PLC	22	499
Kingfisher Plc	244	432
Land Securities Group PLC	82	564
Legal & General Group PLC	711	1,690
Lloyds Banking Group PLC	8,323	3,263
London Stock Exchange Group PLC	37	3,309
M&G PLC (b)	310	434
Marks & Spencer Group Plc	240	294
Meggitt PLC	94	337
Melrose Holdings Limited	583	655
Micro Focus International PLC	37	182
Mondi plc	57	964
National Grid PLC	407	4,768
Next PLC	16	779
Ocado Group PLC (b)	54	816
Pearson PLC	89	613
Persimmon Public Limited Company	38	902
Prudential Public Limited Company (c)	305	3,879
Reckitt Benckiser Group PLC	83	6,336
Relx PLC	228	4,890
Rentokil Initial PLC	217	1,047
Rio Tinto PLC	132	6,063
Rolls-Royce Holdings plc (b)	208	873
RSA Insurance Group PLC	125	651
Schroders PLC	14	436
SEGRO Public Limited Company	130	1,228
Severn Trent PLC	27	779
Smith & Nephew PLC	103	1,820
Smiths Group PLC	46	697
Spirax-Sarco Engineering PLC	9	868
SSE PLC	120	1,947
St. James's Place PLC	61	575
Standard Chartered PLC	316	1,728
Standard Life Aberdeen PLC	271	742
Taylor Wimpey PLC	382	558
Tesco PLC	1,143	3,230
The Berkeley Group Holdings PLC	14	643
The British Land Company Public Limited Company	106	441
The Royal Bank of Scotland Group Public Limited Company	580	805
The Sage Group PLC.	129	942
TUI AG (d)	52	233
Unilever N.V.	173	8,496
Unilever PLC	130	6,594
United Utilities Group PLC	81	909
Vodafone Group Public Limited Company	3,131	4,352
Weir Group PLC(The)	32	281
Whitbread PLC	16	613
WM Morrison Supermarkets P L C	281	618
WPP 2012 Limited	149	1,018
		189,883
Switzerland 10.7%
ABB Ltd. (a)	218	3,788
Adecco Group AG	18	705
Alcon AG (b)	48	2,474
Baloise Holding AG	6	740
Barry Callebaut AG	—	694
Clariant AG	24	395
Compagnie Financiere Richemont SA	61	3,322
Credit Suisse Group AG	303	2,487
Dufry AG	5	157
EMS-Chemie Holding AG (a)	1	601
Geberit AG	4	1,923
Givaudan SA	1	3,334
Glencore PLC	1,250	1,895
Julius Bar Gruppe AG (a)	27	904
Kühne + Nagel International AG (a)	6	869
LafargeHolcim Ltd.	58	2,112
Lindt & Spruengli AG	—	1,044
Lonza Group AG	9	3,607
Nestle SA	349	35,708
Novartis AG	252	20,730
Pargesa Holding SA	4	285
Partners Group Holding AG	2	1,533
Roche Holding AG	82	26,878

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Schindler Holding AG	2	485
SGS SA	1	1,634
Sika AG	15	2,476
Sonova Holding AG	6	1,163
STMicroelectronics NV	80	1,726
Straumann Holding AG	1	915
Swatch Group AG	6	227
Swatch Group AG	3	672
Swiss Life Holding AG	4	1,359
Swiss Prime Site AG	9	871
Swiss Re AG (a)	35	2,656
Swisscom AG (a)	3	1,624
Temenos Group AG (a)	8	1,011
UBS Group AG	456	4,227
Vifor Pharma Management AG	5	733
Zurich Insurance Group AG	18	6,201
		144,165
France 10.0%
Accor SA (a)	20	555
Aeroports de Paris	4	347
Alstom	23	949
Amundi	7	402
Arkema	8	546
AtoS SE	11	768
AXA SA	227	3,910
Biomerieux SA	5	550
BNP Paribas SA	132	3,956
Bollore SA	105	289
Bouygues SA	27	787
Bureau Veritas	34	641
Capgemini SA	19	1,565
Carrefour SA	70	1,117
Casino Guichard Perrachon SA (a)	7	251
Cie de Saint-Gobain	58	1,397
Cie Generale d'Optique Essilor International SA	33	3,553
CNP Assurances SA	21	211
Compagnie Generale des Etablissements Michelin	20	1,772
Covivio	5	302
Credit Agricole SA	138	1,000
Danone	72	4,648
Dassault Aviation SA	—	235
Dassault Systemes SA	15	2,287
EDENRED	29	1,203
Eiffage	9	652
Electricite de France	71	557
Engie (a)	216	2,229
Eurazeo SA	5	228
Eurofins Scientific SE (a)	1	674
Eutelsat Communications	20	213
Faurecia	10	286
Gecina SA	5	703
Getlink S.E.	51	613
Hermes International SCA	4	2,555
Icade SA	4	295
Iliad SA (a)	2	240
Ingenico Group	7	735
IPSEN	5	242
JC Decaux SA (a)	9	162
Kering SA	9	4,639
Klepierre (a)	24	500
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	56	7,117
Legrand SA	31	1,986
L'Oreal SA	30	7,797
LVMH Moet Hennessy Louis Vuitton SE	33	12,086
Natixis	117	380
Orange SA	236	2,886
Pernod-Ricard SA	25	3,565
Peugeot SA	68	899
Publicis Groupe SA	26	748
Remy Cointreau SA (a)	3	304
Renault SA	23	448
Safran	39	3,388
Sanofi SA	132	11,527
Sartorius Stedim Biotech	3	675
Schneider Electric SE (b)	65	5,527
SCOR	19	412
SEB SA	3	316
Societe Generale SA	96	1,616
Sodexo SA (a)	11	712
SUEZ	39	398
Teleperformance	7	1,445
Thales SA	12	1,043
Total SA (a)	282	10,798
Ubisoft Entertainment (b)	10	750
Valeo	28	463
Veolia Environnement	63	1,342
VINCI	60	4,998
Vivendi SA	96	2,077
Wendel SA	3	250
Worldline (b)	15	889
		135,606
Germany 7.6%
Adidas AG	21	4,741
Allianz SE	49	8,448
Aroundtown SA	146	729
BASF SE	108	5,138
Bayer AG	115	6,650
Bayerische Motoren Werke AG	39	1,989
Beiersdorf AG	12	1,191
Brenntag AG	18	661
Carl Zeiss Meditec AG	5	470
Ceconomy AG	22	188
Continental AG	13	920
Covestro AG	20	611
Daimler AG	107	3,209
Delivery Hero SE (b)	14	994
Deutsche Bank Aktiengesellschaft	233	1,516
Deutsche Boerse AG	22	3,069
Deutsche Lufthansa AG	29	276
Deutsche Post AG	117	3,167
Deutsche Telekom AG	390	5,032
Dresdner Bank AG	118	424
DW Property Invest GmbH	42	1,601
E.ON SE	264	2,741
Evonik Industries AG	23	468
Fraport AG Frankfurt Airport Services Worldwide	5	213
Fresenius Medical Care AG & Co. KGaA	25	1,676
Fresenius SE & Co. KGaA	49	1,794
GEA Group AG	17	354
Hannover Rueck SE	7	1,038
HeidelbergCement AG	18	757
Henkel AG & Co. KGaA	12	889
Hochtief AG	3	195
Infineon Technologies AG	146	2,092
Kion Group AG	8	347
Knorr - Bremse Aktiengesellschaft	6	507
LANXESS Aktiengesellschaft	10	380
Merck KGaA	15	1,543
MTU Aero Engines AG	6	912
Muenchener Rueckversicherungs AG	17	3,401
Puma SE	10	599
RWE AG	69	1,804
SAP SE	115	12,805
Siemens AG	90	7,649
Siemens Healthineers AG	18	709
Symrise AG	15	1,398
Telefonica Deutschland Holding AG	108	267
ThyssenKrupp AG (b)	50	262
Uniper SE	23	575
United Internet AG	11	336
Volkswagen AG	4	520
Vonovia SE	61	3,007
Wirecard AG	14	1,570
Zalando SE (b)	15	579
		102,411
Australia 6.0%
AGL Energy Limited	77	804
Alumina Ltd.	277	245

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
AMP Ltd. (b)	361	293
APA Group	139	875
Aristocrat Leisure Ltd.	69	895
ASX Ltd.	23	1,078
Aurizon Holdings Limited	226	586
AusNet Services Holdings Pty Ltd	213	223
Australia & New Zealand Banking Group Ltd.	335	3,487
Bendigo and Adelaide Bank Ltd. (a)	59	227
BHP Group PLC	248	3,839
BHP Group PLC	346	6,130
BlueScope Steel Ltd.	57	301
Boral Ltd.	144	179
Brambles Limited	181	1,168
Caltex Australia Ltd. (a)	29	399
Challenger Financial Services Group Ltd.	67	165
CIMIC Group Limited	12	170
Coca-Cola Amatil Ltd.	60	327
Cochlear Ltd. (a)	7	774
Coles Group Limited	131	1,217
Commonwealth Bank of Australia	208	7,930
Computershare Ltd.	60	355
Crown Resorts Limited	46	214
CSL Ltd.	53	9,567
DEXUS Funds Management Limited (a)	127	707
Flight Centre Ltd. (e)	7	40
Fortescue Metals Group Ltd.	163	998
Goodman Funding Pty Ltd	196	1,463
GPT Group	227	506
Harvey Norman Holdings Ltd. (a)	66	119
Incitec Pivot Ltd.	200	247
Insurance Australia Group Ltd.	277	1,051
LendLease Corp. Ltd.	65	411
Macquarie Group Limited	40	2,068
Magellan Financial Group Ltd	14	356
Medibank Private Limited	314	512
Mirvac Group	455	580
National Australia Bank Ltd.	341	3,470
Newcrest Mining Ltd.	90	1,268
Oil Search Ltd.	160	232
Orica Ltd.	46	432
Origin Energy Ltd.	211	561
Qantas Airways Ltd.	84	165
QBE Insurance Group Ltd.	155	825
Ramsay Health Care Ltd.	20	685
REA Group Ltd.	6	284
Rio Tinto Ltd.	43	2,225
Santos Ltd.	209	433
Scentre Group Limited	628	603
SEEK Limited (a)	39	356
Sonic Health Care Ltd.	52	776
South32 Limited	568	606
Stockland	285	440
Suncorp Group Ltd.	151	846
Sydney Airport Corporation Limited	134	459
Tabcorp Holdings Ltd.	246	381
Telstra Corp. Ltd.	486	912
TPG Telecom Ltd. (a)	45	191
Transurban Group	319	2,349
Treasury Wine Estates Limited	84	515
Vicinity Centres RE Ltd	371	234
Washington H Soul Pattinson & Co. Ltd. (a)	14	149
Wesfarmers Ltd.	132	2,812
Westpac Banking Corporation (a)	419	4,231
Wisetech Global Limited (a)	17	172
Woodside Petroleum Ltd.	112	1,233
Woolworths Group Ltd.	147	3,173
WorleyParsons Ltd. (a)	39	147
		81,671
Netherlands 5.0%
ABN AMRO Bank N.V. - CVA	49	406
Adyen B.V. (b)	1	1,025
Aegon NV	216	543
Airbus SE	69	4,489
Akzo Nobel N.V.	24	1,540
Altice N.V. (b)	78	301
ASML Holding	50	13,221
CNH Industrial N.V.	122	702
Heineken Holding N.V.	14	1,055
Heineken NV	31	2,556
ING Groep N.V.	454	2,365
Just Eat Takeaway.Com N.V. (b)	14	1,024
Koninklijke Ahold Delhaize N.V.	129	3,008
Koninklijke DSM N.V.	21	2,415
Koninklijke KPN N.V.	412	982
Koninklijke Philips N.V.	107	4,303
Koninklijke Vopak N.V.	9	441
NN Group N.V.	36	970
NXP Semiconductors N.V.	33	2,705
Prosus N.V. (b)	57	4,004
Randstad NV	14	478
Royal Dutch Shell PLC - Class A	492	8,593
Royal Dutch Shell PLC - Class B	439	7,356
Unibail-Rodamco SE (a)	16	935
Wolters Kluwer NV	32	2,244
		67,661
Hong Kong 3.5%
AIA Group Limited	1,418	12,774
ASM Pacific Technology Ltd.	36	331
Bank of East Asia Ltd. (a)	162	346
BOC Hong Kong Holdings Ltd.	431	1,190
Budweiser Brewing Company APAC Limited (b)	159	407
CK Asset Holdings Limited	306	1,730
CK Hutchison Holdings Limited	316	2,119
CK Infrastructure Holdings Limited	80	442
CLP Holdings Ltd.	194	1,784
Dairy Farm International Holdings Ltd.	43	199
Galaxy Entertainment Group Ltd.	253	1,342
Hang Lung Properties Ltd.	245	499
Hang Seng Bank Ltd.	89	1,521
Henderson Land Development Co. Ltd.	167	632
HK Electric Investments Limited	290	279
HKT Trust	457	620
Hong Kong & China Gas Co. Ltd.	1,204	1,976
Hong Kong Exchanges & Clearing Ltd.	141	4,204
Hongkong Land Holdings Ltd.	135	508
Jardine Matheson Holdings Ltd.	26	1,321
Kerry Properties Ltd.	82	217
Link Real Estate Investment Trust	247	2,086
Melco Resorts & Entertainment Ltd. - ADR	26	320
MTR Corp.	181	933
New World Development Ltd.	730	781
NWS Holdings Ltd.	188	193
PCCW Ltd.	504	277
Power Assets Holdings Ltd.	161	957
Sino Land Co.	377	476
SJM Holdings Limited	242	205
Sun Hung Kai Properties Ltd.	187	2,454
Swire Pacific Ltd. - Class A	61	394
Swire Properties Limited	145	406
Techtronic Industries Company Limited	164	1,056
Vitasoy International Holdings Ltd. (a)	86	260
WH Group Limited	1,111	1,038
Wharf Real Estate Investment Company Limited (a)	141	581
Wheelock & Co. Ltd.	99	671
Yue Yuen Industrial Holdings Ltd.	89	136
		47,665
Sweden 2.7%
Aktiebolaget Electrolux - Class B	28	345
Aktiebolaget Industrivarden - Class C	21	401
Aktiebolaget SKF - Class B (a)	46	630
Aktiebolaget Volvo - Class B	175	2,090
Alfa Laval AB	36	613
Assa Abloy AB - Class B	117	2,202
Atlas Copco Aktiebolag - Class A	79	2,625
Atlas Copco Aktiebolag - Class B	45	1,320
Boliden AB	31	565
Epiroc Aktiebolag - Class A	77	755
Epiroc Aktiebolag - Class B	47	458

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Essity Aktiebolag (publ) - Class B	72	2,209
Hennes & Mauritz AB - Class B	94	1,200
Hexagon Aktiebolag - Class B	31	1,316
Husqvarna Aktiebolag - Class B	46	231
ICA Gruppen Aktiebolag	11	458
Investor AB - Class B	53	2,427
Kinnevik Media Holding AB	30	491
L E Lundbergforetagen AB - Series B	9	369
Lundin Petroleum AB	21	409
Nordea Bank Abp	383	2,141
Sandvik AB	131	1,837
Securitas AB - Class B	39	415
Skandinaviska Enskilda Banken AB - Class A	191	1,284
Skanska AB - Class B	40	610
Svenska Handelsbanken AB - Class A (a)	185	1,533
Swedbank AB - Class A (a)	106	1,172
Swedish Match AB (a)	20	1,150
Tele2 AB - Class B	58	774
Telefonaktiebolaget LM Ericsson - Class B	358	2,905
Telia Co. AB	316	1,133
		36,068
Spain 2.6%
ACS, Actividades de Construccion y Servicios, S.A. (a)	31	600
AENA, S.M.E., S.A.	8	885
Amadeus IT Group SA	51	2,399
Banco Bilbao Vizcaya Argentaria SA (a)	786	2,480
Banco de Sabadell, S.A. (a)	651	332
Banco Santander, S.A.	1,945	4,705
Bankia SA (a)	160	178
Bankinter SA	83	304
CaixaBank, S.A.	430	797
Cellnex Telecom, S.A.	29	1,330
Enagas SA	28	558
Endesa SA	37	791
Ferrovial, S.A.	57	1,364
Grifols, S.A. - Class A	35	1,201
Iberdrola, Sociedad Anonima	724	7,146
Industria de Diseno Textil, S.A.	129	3,324
MAPFRE, S.A.	134	228
Naturgy Energy Group SA (a)	35	609
Red Electrica Corporacion, S.A.	51	909
Repsol SA	169	1,546
Siemens Gamesa Renewable Energy, S.A.	28	423
Telefonica SA	548	2,498
		34,607
Denmark 2.2%
A P Moller - Maersk A/S - Class A	—	389
A P Moller - Maersk A/S - Class B	1	669
Carlsberg A/S - Class B	12	1,409
Chr. Hansen Holding A/S (a)	13	941
Coloplast A/S - Class B	14	2,013
Danske Bank A/S	75	845
Demant A/S (b)	14	306
DSV Panalpina A/S	25	2,227
Genmab A/S (b)	8	1,568
H Lundbeck A/S	8	248
ISS A/S (a)	19	256
Novo Nordisk A/S - Class B	208	12,478
Novozymes A/S - Class B	26	1,164
Orsted A/S	22	2,166
Pandora A/S (a)	12	382
Tryg A/S	15	364
Vestas Wind Systems A/S	22	1,793
		29,218
Italy 2.0%
Assicurazioni Generali SpA	129	1,759
Atlantia SpA	59	746
Davide Campari-Milano S.p.A.	66	472
Enel SpA	957	6,670
ENI SpA	298	3,011
Exor Nederland N.V.	13	661
Ferrari N.V.	14	2,224
Finecobank Banca Fineco SPA	68	625
Intesa Sanpaolo SpA	1,756	2,892
Leonardo S.p.A.	50	330
Mediobanca SpA	76	419
Moncler S.p.A.	21	807
Pirelli & C. S.p.A. (a)	51	183
Poste Italiane - Societa' Per Azioni	60	508
Prysmian S.p.A.	29	457
Recordati Industria Chimica E Farmaceutica S.p.A.	13	539
Snam Rete Gas SpA	244	1,130
Telecom Italia SpA	683	271
Telecom Italia SpA (b)	1,138	466
Terna – Rete Elettrica Nazionale S.p.A.	168	1,064
UniCredit S.p.A.	238	1,855
		27,089
Singapore 1.2%
Ascendas REIT	333	658
CapitaLand Commercial Trust	301	323
CapitaLand Ltd.	295	590
CapitaMall Trust	300	376
City Developments Ltd.	54	275
ComfortDelgro Corp. Ltd.	263	279
DBS Group Holdings Ltd.	210	2,723
Genting Singapore Limited	709	342
Jardine Cycle & Carriage Ltd.	12	166
Keppel Corporation Limited	168	622
Mapletree Commercial Trust Management Ltd. (d)	232	297
Oversea-Chinese Banking Corporation Limited	392	2,368
Sembcorp Industries Ltd	115	125
Singapore Airlines Ltd.	68	273
Singapore Airport Terminal Services Ltd.	80	178
Singapore Exchange Ltd.	93	600
Singapore Press Holdings Ltd.	194	250
Singapore Technologies Engineering Ltd.	192	420
Singapore Telecommunications Limited	968	1,721
Suntec Real Estate Investment Trust	215	189
United Overseas Bank Ltd.	148	2,015
UOL Group Ltd.	59	271
Venture Corp. Ltd.	31	291
Wilmar International Limited	230	523
Yangzijiang Shipbuilding (Holdings) Ltd.	285	166
		16,041
Finland 1.0%
Elisa Oyj	16	1,021
Fortum Oyj	52	758
Kone Corporation - Class B	40	2,255
Metso Oyj	12	293
Neste Oyj	50	1,686
Nokia Oyj	662	2,068
Nokian Renkaat Oyj	15	375
Orion Oyj - Class B	12	497
Sampo Oyj - Class A	53	1,535
Stora Enso Oyj - Class R	67	676
UPM-Kymmene Oyj	63	1,712
Wartsila Oyj	54	397
		13,273
Belgium 0.9%
ageas SA/NV	21	883
Anheuser-Busch InBev	89	3,962
Colruyt SA	6	334
Galapagos (b)	5	1,061
Groupe Bruxelles Lambert SA	9	722
KBC Groep NV	29	1,338
Proximus	18	403
Solvay SA	9	627
Telenet Group Holding	5	163
UCB SA	15	1,281
Umicore	23	799
		11,573
Ireland 0.6%
AIB Group Public Limited Company	101	113
Bank of Ireland Group Public Limited Company	118	221
CRH Plc	92	2,513
Flutter Entertainment Public Limited Company	9	817

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
James Hardie Industries Public Limited Company - CDI	52	585
Kerry Group Plc - Class A	19	2,179
Kingspan Group Plc	18	957
Smurfit Kappa Funding Designated Activity Company	27	763
		8,148
Israel 0.6%
Azrieli Group Ltd.	5	288
Bank Hapoalim BM	132	789
Bank Leumi Le-Israel BM	173	952
Check Point Software Technologies Ltd (b)	14	1,419
CyberArk Software Ltd. (a) (b)	4	377
Elbit Systems Ltd.	3	368
Israel Chemicals Ltd.	77	244
Israel Discount Bank Ltd. - Class A	134	397
Mizrahi Tefahot Bank Ltd.	17	310
Nice Ltd. (b)	7	1,075
Teva Pharmaceutical Industries Ltd - ADR (b)	128	1,147
Wix.Com Ltd. (b)	6	567
		7,933
Norway 0.5%
Aker ASA	14	177
DNB Bank ASA	113	1,262
Equinor ASA	119	1,468
Gjensidige Forsikring ASA (a)	22	377
Mowi ASA	51	768
Norsk Hydro ASA	158	338
Orkla ASA	88	749
Schibsted ASA - Class B	12	215
Telenor ASA	86	1,243
Yara International ASA	21	646
		7,243
New Zealand 0.3%
a2 Milk Co. Ltd. (b)	85	860
Auckland International Airport Limited	115	337
Fisher & Paykel Healthcare Corp.	67	1,204
Fletcher Building Ltd.	95	195
Mercury NZ Limited	79	195
Meridian Energy Limited	153	366
Ryman Healthcare Ltd.	48	293
Spark New Zealand Ltd.	214	518
		3,968
Portugal 0.2%
Banco Espirito Santo SA (b) (e)	413	—
Energias de Portugal SA	300	1,197
Galp Energia, SGPS, S.A.	59	666
Jeronimo Martins, SGPS, S.A.	30	534
		2,397
Austria 0.2%
Andritz AG	9	286
Erste Group Bank AG	36	670
OMV AG	17	471
Raiffeisen Bank International AG	18	268
Verbund AG (a)	8	300
Voestalpine AG	14	280
		2,275
United States of America 0.1%
AerCap Holdings N.V. (b)	15	338
Jardine Strategic Holdings Ltd.	26	562
Qiagen N.V. (b)	27	1,094
		1,994
Luxembourg 0.1%
ArcelorMittal	79	756
Millicom International Cellular SA - SDR	12	329
SES S.A. - FDR	45	263
Tenaris SA (a)	59	358
		1,706
Macau 0.1%
Sands China Ltd.	280	1,020
Wynn Macau, Limited	171	257
		1,277
China 0.0%
BeiGene, Ltd. - ADR (a) (b)	4	529
United Arab Emirates 0.0%
NMC Health PLC (f)	12	14
Malta 0.0%
BGP Holdings PLC (b) (e)	479	—
Total Common Stocks (cost $1,456,052)		1,324,947
PREFERRED STOCKS 0.7%
Germany 0.5%
Bayerische Motoren Werke AG	7	307
Fuchs Petrolub SE	9	306
Henkel AG & Co. KGaA (g)	21	1,702
Porsche Automobil Holding SE (g)	18	782
Sartorius AG	4	1,027
Volkswagen AG (g)	22	2,561
		6,685
Switzerland 0.2%
Lindt & Spruengli AG (g)	—	1,058
Schindler Holding AG (g)	5	1,059
		2,117
Total Preferred Stocks (cost $10,113)		8,802
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (h)	21,318	21,318
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (h)	4,373	4,373
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (i) (j)	832	832
0.41%, 09/10/20 (i) (j)	145	145
0.05%, 12/31/20 (i) (j)	182	182
0.15%, 02/25/21 (i) (j)	672	671
		1,830
Total Short Term Investments (cost $27,522)		27,521
Total Investments 100.7% (cost $1,493,687)		1,361,270
Other Derivative Instruments (0.0)%		(319)
Other Assets and Liabilities, Net (0.7)%		(8,729)
Total Net Assets 100.0%		1,352,222

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Convertible security.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(i) All or a portion of the security is pledged or segregated as collateral.

(j) The coupon rate represents the yield to maturity.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	6,031	—	134	82	64	(2,082)	3,879	0.3%

JNL/Mellon International Index Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Mapletree Commercial Trust Management Ltd.	11/26/19	414	297	—
TUI AG	12/17/14	919	233	—
		1,333	530	—

JNL/Mellon International Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	199	June 2020	EUR	5,052	71	445
FTSE 100 Index	50	June 2020	GBP	2,666	50	178
S&P/ASX 200 Index	20	June 2020	AUD	2,526	(25)	19
Topix Index	32	June 2020	JPY	439,742	(36)	77
					60	719

JNL/Mellon International Index Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	BOA	06/17/20	AUD	1,174	721	(43)
AUD/USD	GSC	06/17/20	AUD	203	125	4
AUD/USD	JPM	06/17/20	AUD	589	361	(23)
AUD/USD	JPM	06/17/20	AUD	376	231	13
EUR/USD	BOA	06/17/20	EUR	2,959	3,269	(80)
EUR/USD	GSC	06/17/20	EUR	920	1,016	16
EUR/USD	JPM	06/17/20	EUR	50	55	(1)
EUR/USD	JPM	06/17/20	EUR	592	654	12
EUR/USD	UBS	06/17/20	EUR	1,232	1,362	(39)
GBP/USD	BOA	06/17/20	GBP	1,416	1,763	(63)
GBP/USD	CIT	06/17/20	GBP	226	282	18
GBP/USD	GSC	06/17/20	GBP	438	546	30
GBP/USD	HSB	06/17/20	GBP	718	894	(36)
JPY/USD	BOA	06/17/20	JPY	201,961	1,882	(51)
JPY/USD	GSC	06/17/20	JPY	121,320	1,130	35
JPY/USD	JPM	06/17/20	JPY	137,297	1,279	(34)
USD/AUD	GSC	06/17/20	AUD	(336)	(206)	(1)
USD/AUD	GSC	06/17/20	AUD	(130)	(80)	—
USD/AUD	RBC	06/17/20	AUD	(574)	(352)	(13)
USD/AUD	RBC	06/17/20	AUD	(396)	(243)	5
USD/EUR	CIT	06/17/20	EUR	(194)	(214)	(1)
USD/EUR	CSI	06/17/20	EUR	(217)	(240)	(1)
USD/EUR	JPM	06/17/20	EUR	(1,829)	(2,021)	(31)
USD/EUR	RBC	06/17/20	EUR	(238)	(263)	(7)
USD/EUR	SCB	06/17/20	EUR	(397)	(439)	1
USD/EUR	SGA	06/17/20	EUR	(725)	(801)	8
USD/GBP	BCL	06/17/20	GBP	(95)	(118)	—
USD/GBP	CIT	06/17/20	GBP	(172)	(215)	(3)
USD/GBP	HSB	06/17/20	GBP	(429)	(534)	1
USD/GBP	JPM	06/17/20	GBP	(926)	(1,152)	(61)
USD/GBP	RBC	06/17/20	GBP	(103)	(128)	(6)
USD/JPY	BCL	06/17/20	JPY	(64,225)	(598)	(16)
USD/JPY	GSC	06/17/20	JPY	(77,580)	(723)	4
USD/JPY	HSB	06/17/20	JPY	(99,608)	(928)	(4)
USD/JPY	JPM	06/17/20	JPY	(14,125)	(132)	(2)
USD/JPY	RBC	06/17/20	JPY	(51,660)	(481)	(10)
					5,702	(379)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Materials Sector Fund
COMMON STOCKS 95.4%
Materials 95.4%
AdvanSix Inc. (a)	1	7
Air Products and Chemicals, Inc.	6	1,188
Albemarle Corporation (b)	3	161
Alcoa Corporation (a) (b)	5	30
Allegheny Technologies Incorporated (a)	3	30
Amcor Plc	44	355
American Vanguard Corporation	1	11
Amyris, Inc. (a) (b)	1	3
AptarGroup, Inc.	2	171
Ashland Global Holdings Inc.	2	81
Avery Dennison Corporation	2	231
Axalta Coating Systems Ltd. (a)	6	99
Balchem Corporation	1	86
Ball Corporation	8	542
Berry Global Group, Inc. (a)	4	121
Boise Cascade Company	1	25
Cabot Corp.	2	41
Carpenter Technology Corp.	1	26
Celanese Corp. - Class A	3	240
Century Aluminum Co. (a)	2	6
CF Industries Holdings Inc.	6	159
Chase Corporation	—	16
Clearwater Paper Corporation (a)	—	9
Cleveland-Cliffs Inc. (b)	11	42
Coeur d'Alene Mines Corp. (a)	7	21
Commercial Metals Co.	3	50
Compass Minerals International, Inc.	1	35
Corteva, Inc.	20	475
Crown Holdings Inc. (a)	4	213
Domtar Corp.	1	33
Dow Inc.	20	585
DuPont de Nemours, Inc.	20	682
Eagle Materials Inc.	1	65
Eastman Chemical Co.	4	171
Ecolab Inc.	7	1,092
Element Solutions, Inc. (a) (b)	6	52
Ferro Corporation (a)	2	20
FMC Corporation	4	287
Forterra, Inc. (a)	1	4
Freeport-McMoRan Inc. - Class B	39	265
FutureFuel Corp.	1	7
GCP Applied Technologies Inc. (a)	2	32
Graphic Packaging Holding Company	8	96
Greif Inc. - Class A	1	22
Greif Inc. - Class B	—	5
H.B. Fuller Company	1	39
Hawkins Inc.	—	9
Haynes International Inc.	—	7
Hecla Mining Co.	13	24
Huntsman Corp.	5	79
Ingevity Corporation (a)	1	39
Innospec Inc.	1	46
International Flavors & Fragrances Inc. (b)	3	279
International Paper Company	10	313
Intrepid Potash, Inc. (a)	3	2
Kaiser Aluminum Corporation	—	30
Koppers Holdings Inc. (a)	1	7
Kraton Corporation (a)	1	8
Kronos Worldwide, Inc. (b)	1	5
Linde Public Limited Company	14	2,511
Livent Corporation (a) (b)	4	20
Louisiana-Pacific Corp.	3	54
LyondellBasell Industries N.V. - Class A	7	357
Martin Marietta Materials Inc.	2	321
Materion Corp.	1	19
Mercer International Inc.	1	8
Minera Andes Inc. (b)	9	6
Minerals Technologies Inc.	1	35
MOS Holdings Inc.	10	105
Myers Industries Inc.	1	10
Neenah Inc.	—	19
NewMarket Corp.	—	93
Newmont Corporation	22	1,003
Nucor Corporation	8	296
O-I Glass, Inc.	4	30
Olin Corporation (b)	4	51
Omnova Solutions Inc. (a)	1	11
P.H. Glatfelter Co.	1	14
Packaging Corporation of America	3	222
PolyOne Corporation	2	45
PPG Industries, Inc.	6	534
PQ Group Holdings Inc. (a)	1	12
Quaker Chemical Corp. (b)	—	45
Rayonier Advanced Materials Inc.	2	2
Reliance Steel & Aluminum Co.	2	157
Royal Gold Inc.	2	155
RPM International Inc.	3	209
Ryerson Holding Corp. (a)	—	2
Schnitzer Steel Industries Inc. - Class A	1	10
Schweitzer-Mauduit International Inc.	1	23
Scotts Miracle-Gro Co. - Class A	1	117
Sealed Air Corporation	4	104
Sensient Technologies Corporation	1	49
Sherwin-Williams Co.	2	1,031
Silgan Holdings Inc.	2	60
Sonoco Products Co.	3	126
Steel Dynamics Inc.	6	131
Stepan Co.	1	48
Summit Materials, Inc. - Class A (a)	3	47
SunCoke Energy, Inc.	2	9
The Chemours Company (b)	4	38
TimkenSteel Corp. (a)	1	3
Tredegar Corp.	1	11
Trinseo S.A.	1	20
Tronox Holdings PLC	3	13
U.S. Concrete, Inc. (a)	—	8
United States Lime & Minerals Inc.	—	5
United States Steel Corporation (b)	5	30
Valvoline, Inc.	5	68
Venator Materials PLC (a)	1	3
Verso Corporation - Class A (a)	1	11
Vulcan Materials Co.	4	386
W. R. Grace & Co.	2	59
Warrior Met Coal, Inc.	1	14
Westlake Chemical Corporation (b)	1	41
Westrock Company, Inc.	7	197
Worthington Industries Inc.	1	28
Total Common Stocks (cost $23,527)		17,815
INVESTMENT COMPANIES 0.3%
Vanguard Materials ETF	1	60
Total Investment Companies (cost $58)		60
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c)	1	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.0%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	308	308
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	58	58
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	15	15
Total Short Term Investments (cost $381)		381
Total Investments 97.7% (cost $23,966)		18,256
Other Derivative Instruments (0.0)%		(1)
Other Assets and Liabilities, Net 2.3%		430
Total Net Assets 100.0%		18,685

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Materials Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Materials Select Sector Index	2	June 2020	97	(1)	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon MSCI KLD 400 Social Index Fund
COMMON STOCKS 97.1%
Information Technology 29.7%
Accenture Public Limited Company - Class A	3	547
Adobe Inc. (a)	3	812
Advanced Micro Devices, Inc. (a)	6	251
Analog Devices, Inc.	2	175
ANSYS, Inc. (a) (b)	—	104
Applied Materials, Inc.	5	223
ASGN Incorporated (a)	—	9
Autodesk, Inc. (a)	1	177
Automatic Data Processing, Inc.	2	309
Cadence Design Systems Inc. (a)	2	99
Cisco Systems, Inc.	22	879
Citrix Systems Inc.	1	99
Cognex Corp.	1	41
Cognizant Technology Solutions Corp. - Class A	3	132
CommScope Holding Company, Inc. (a)	1	9
Corning Incorporated	4	85
Dell Technology Inc. - Class C (a)	1	34
F5 Networks, Inc. (a)	—	36
Flex Ltd. (a)	3	22
Fortinet, Inc. (a)	1	74
Hewlett Packard Enterprise Company	7	68
HP Inc.	8	133
IHS Markit Ltd.	2	120
Intel Corporation	23	1,240
International Business Machines Corporation	5	518
Intuit Inc.	1	312
Itron Inc. (a)	—	10
Keysight Technologies, Inc. (a)	1	83
Lam Research Corp.	1	185
MasterCard Incorporated - Class A	5	1,142
Microchip Technology Incorporated (b)	1	87
Microsoft Corporation	38	6,012
Motorola Solutions Inc.	1	117
NortonLifelock Inc.	3	63
NVIDIA Corporation (b)	3	807
Oracle Corporation	12	582
Plantronics Inc. (b)	—	1
Salesforce.Com, Inc. (a)	4	628
ServiceNow, Inc. (a)	1	281
Skyworks Solutions, Inc.	1	82
TE Connectivity Ltd.	2	110
Teradata Corporation (a)	1	11
Texas Instruments Incorporated	5	493
Trimble Inc. (a)	1	41
Visa Inc. - Class A	9	1,453
VMware Inc. - Class A (a) (b)	—	51
Western Union Co.	2	43
Workday, Inc. - Class A (a)	1	111
Xerox Holdings Corporation	1	19
		18,920
Communication Services 12.9%
Alphabet Inc. - Class A (a)	2	1,832
Alphabet Inc. - Class C (a)	2	1,892
CenturyLink Inc.	5	47
Discovery, Inc. - Class A (a) (b)	1	16
Discovery, Inc. - Class C (a)	2	32
Facebook, Inc. - Class A (a)	13	2,113
John Wiley & Sons Inc. - Class A	—	7
Liberty Global PLC - Class A (a)	1	13
Liberty Global PLC - Class C (a) (b)	2	37
New York Times Co. - Class A	1	24
Omnicom Group Inc.	1	64
Scholastic Corp.	—	3
Sprint Corporation (a)	4	35
Verizon Communications Inc.	22	1,170
Walt Disney Co.	10	917
		8,202
Health Care 11.5%
AbbVie Inc. (b)	8	594
ABIOMED, Inc. (a)	—	33
Agilent Technologies, Inc.	2	118
Align Technology, Inc. (a)	—	69
AmerisourceBergen Corporation	1	70
Amgen Inc.	3	631
Becton, Dickinson and Company	1	324
Biogen Inc. (a)	1	302
BioMarin Pharmaceutical Inc. (a)	1	80
Bio-Techne Corporation	—	37
Bristol-Myers Squibb Company	12	689
Cardinal Health, Inc.	2	76
Centene Corporation (a)	3	179
Cerner Corp. (b)	2	106
Cigna Holding Company	2	345
Cooper Cos. Inc.	—	74
Dentsply Sirona Inc.	1	44
Edwards Lifesciences Corporation (a) (b)	1	208
Gilead Sciences, Inc.	7	499
HCA Healthcare, Inc.	1	126
Henry Schein Inc. (a)	1	42
Hologic Inc. (a)	1	47
Humana Inc.	1	220
IDEXX Laboratories, Inc. (a)	—	111
IQVIA Inc. (a)	1	91
Jazz Pharmaceuticals Public Limited Company (a)	—	33
Laboratory Corporation of America Holdings (a)	1	62
Mednax, Inc. (a)	—	4
Merck & Co., Inc.	13	1,032
Mettler-Toledo International Inc. (a) (b)	—	89
Patterson Cos. Inc.	—	6
Quest Diagnostics Incorporated	1	59
ResMed Inc.	1	111
Select Medical Holdings Corporation (a)	1	9
Varian Medical Systems, Inc. (a)	—	47
Vertex Pharmaceuticals Incorporated (a)	1	319
Waters Corp. (a)	—	64
West Pharmaceutical Services Inc.	—	60
Zoetis Inc. - Class A	3	296
		7,306
Consumer Staples 8.7%
Archer-Daniels-Midland Company	3	100
Bunge Limited	1	30
Campbell Soup Company	1	39
Colgate-Palmolive Co.	4	282
Darling Ingredients Inc. (a)	1	16
Estee Lauder Cos. Inc. - Class A	1	188
General Mills, Inc.	3	165
Hain Celestial Group Inc. (a)	1	14
Hormel Foods Corp.	2	74
Ingredion Inc.	—	29
JM Smucker Co.	1	69
Kellogg Co.	1	82
Kimberly-Clark Corporation	2	231
Kraft Heinz Foods Company	4	89
Lamb Weston Holdings Inc.	1	45
McCormick & Co. Inc.	1	92
Mondelez International, Inc. - Class A	8	381
PepsiCo, Inc.	7	882
Procter & Gamble Co. (b)	13	1,444
Sysco Corp.	3	114
The Clorox Company	1	114
The Coca-Cola Company	21	949
The Kroger Co.	4	126
United Natural Foods Inc. (a)	1	6
		5,561
Financials 8.0%
Ally Financial Inc.	2	28
American Express Company	4	311
Ameriprise Financial, Inc.	1	69
Arthur J Gallagher & Co.	1	82
Bank of Hawaii Corporation (b)	—	11
BlackRock, Inc.	1	265
Cathay General Bancorp	—	9
Chubb Limited	2	263
CIT Group Inc.	1	10

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Citizens Financial Group Inc.	2	42
CME Group Inc.	2	326
Comerica Inc.	1	21
E*TRADE Financial Corp.	1	44
Equitable Holdings, Inc.	2	30
FactSet Research Systems Inc.	—	54
First Republic Bank	1	71
Franklin Resources Inc. (b)	2	25
Heartland Financial USA, Inc.	—	6
Intercontinental Exchange, Inc.	3	237
International Bancshares Corporation	—	9
Invesco Ltd.	2	18
KeyCorp	5	55
Legg Mason, Inc.	—	22
Lincoln National Corporation	1	27
Loews Corp.	1	48
M&T Bank Corporation	1	69
Marsh & McLennan Companies, Inc.	3	230
Moody's Corp.	1	191
New York Community Bancorp Inc.	2	23
Northern Trust Corp.	1	82
Old National Bancorp	1	10
People's United Financial Inc.	3	29
Principal Financial Group, Inc.	1	44
Progressive Corp.	3	228
Prudential Financial Inc.	2	112
Regions Financial Corporation	5	47
S&P Global Inc.	1	312
Signature Bank	—	23
State Street Corporation	2	101
SVB Financial Group (a)	—	40
T. Rowe Price Group, Inc.	1	119
TD Ameritrade Holding Corporation	1	48
The Allstate Corporation	2	154
The Bank of New York Mellon Corporation (c)	4	145
The Charles Schwab Corporation	6	206
The Hartford Financial Services Group, Inc.	2	67
The PNC Financial Services Group, Inc.	2	221
The Travelers Companies, Inc.	1	133
Truist Financial Corporation	7	215
Umpqua Holdings Corp.	1	15
Voya Financial, Inc.	1	27
Willis Towers Watson Public Limited Company	1	116
Zions Bancorp	1	24
		5,114
Consumer Discretionary 8.0%
Aptiv PLC	1	65
Aramark (b)	1	27
Autoliv, Inc.	—	20
AutoNation, Inc. (a)	—	9
Best Buy Co., Inc.	1	69
Booking Holdings Inc. (a)	—	295
BorgWarner Inc.	1	26
Buckle Inc. (b)	—	2
Caleres Inc.	—	1
Callaway Golf Co.	—	4
Capri Holdings Limited (a)	1	8
Carmax Inc. (a)	1	48
Choice Hotels International Inc.	—	11
Columbia Sportswear Co.	—	11
Darden Restaurants Inc.	1	33
Deckers Outdoor Corp. (a)	—	19
Domino's Pizza, Inc.	—	68
Ethan Allen Interiors Inc.	—	1
Foot Locker, Inc.	1	12
GameStop Corp. - Class A (b)	—	1
Gap Inc. (b)	1	8
Garmin Ltd.	1	51
Hanesbrands Inc. (b)	2	15
Harley-Davidson, Inc.	1	15
Hasbro, Inc.	1	51
Hilton Worldwide Holdings Inc.	1	95
Jack in the Box Inc.	—	4
Kohl's Corporation	1	11
La-Z-Boy Inc.	—	6
LKQ Corporation (a)	2	32
Lowe`s Companies, Inc.	4	349
Marriott International, Inc. - Class A	1	108
Mattel, Inc. (a) (b)	2	15
McDonald's Corporation	4	656
Meritage Homes Corporation (a)	—	6
Mohawk Industries Inc. (a)	—	23
Newell Brands Inc.	2	32
NIKE, Inc. - Class B	7	544
Nordstrom Inc.	1	9
Office Depot Inc.	2	4
Pool Corporation	—	44
PVH Corp.	—	14
Royal Caribbean Cruises Ltd.	1	29
Signet Jewelers Limited	—	2
Starbucks Corporation	6	410
Tesla Inc. (a)	1	374
The Home Depot, Inc.	6	1,072
Tiffany & Co.	1	75
Tractor Supply Co.	1	51
Tupperware Brands Corp. (b)	—	—
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	49
Under Armour Inc. - Class A (a)	1	8
Under Armour Inc. - Class C (a)	1	7
Vail Resorts, Inc.	—	34
VF Corp.	2	96
Whirlpool Corporation	—	28
Wolverine World Wide, Inc.	—	6
		5,063
Industrials 7.9%
3M Company	3	414
ACCO Brands Corporation	—	2
Acuity Brands, Inc.	—	16
AGCO Corporation	—	16
Air Lease Corporation - Class A	1	12
Allegion Public Limited Company	1	43
AMERCO	—	13
AO Smith Corp. (b)	1	31
Applied Industrial Technologies, Inc.	—	8
Arcbest Corporation	—	1
Avis Budget Group, Inc. (a) (b)	—	5
Builders FirstSource, Inc. (a)	1	7
C.H. Robinson Worldwide, Inc. (b)	1	49
Caterpillar Inc.	3	339
Copart Inc. (a)	1	77
CSX Corp.	4	223
Cummins Inc.	1	105
Deere & Company	2	218
Delta Air Lines Inc.	1	23
Deluxe Corp.	—	5
Dover Corporation	1	66
Eaton Corporation Public Limited Company	2	168
Echo Global Logistics, Inc. (a)	—	1
EMCOR Group, Inc.	—	20
Expeditors International of Washington Inc.	1	58
Exponent, Inc.	—	19
Fastenal Co.	3	94
Flowserve Corporation	1	16
Fortive Corporation	2	90
Fortune Brands Home & Security, Inc.	1	30
Graco Inc.	1	46
Granite Construction Incorporated	—	2
H&E Equipment Services, Inc.	—	2
HD Supply Holdings, Inc (a)	1	25
Heidrick & Struggles International Inc.	—	1
Hertz Global Holdings, Inc. (a)	—	3
HNI Corp.	—	6
ICF International, Inc.	—	8
Illinois Tool Works Inc.	2	241
Interface Inc.	—	2
Johnson Controls International Public Limited Company	4	109
Kansas City Southern	1	68
Kelly Services Inc. - Class A	—	2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Knoll Inc.	—	2
Lennox International Inc.	—	32
Lincoln Electric Holdings Inc. (b)	—	22
ManpowerGroup Inc.	—	17
Masco Corporation	1	50
Meritor, Inc. (a)	—	4
Middleby Corp. (a)	—	16
Norfolk Southern Corporation	1	202
Owens Corning Inc.	1	21
PACCAR Inc.	2	111
Parker-Hannifin Corporation	1	90
Quanta Services, Inc.	1	24
Resources Connection, Inc.	—	1
Robert Half International Inc.	1	23
Rockwell Automation Inc.	1	93
Roper Technologies, Inc.	1	169
RR Donnelley & Sons Co. (b)	—	—
Ryder System, Inc.	—	6
Sensata Technologies Holding PLC (a)	1	24
Snap-On Inc.	—	30
Southwest Airlines Co.	1	24
Spirit Aerosystems Holdings Inc. - Class A	1	13
Stanley Black & Decker Inc.	1	77
Steelcase Inc. - Class A	1	5
Team, Inc. (a)	—	—
Tennant Co.	—	4
Tetra Tech, Inc.	—	19
Timken Co.	—	12
Trane Technologies Public Limited Company	1	103
TransUnion	1	67
TrueBlue, Inc. (a)	—	3
Union Pacific Corporation	4	517
United Parcel Service Inc. - Class B	4	346
United Rentals Inc. (a)	—	40
W. W. Grainger, Inc.	—	57
WABCO Holdings Inc. (a)	—	36
Wabtec Corp.	1	44
Xylem Inc.	1	64
		5,052
Real Estate 3.7%
American Tower Corporation	2	509
AvalonBay Communities, Inc. (b)	1	107
Boston Properties Inc.	1	75
CBRE Group, Inc. - Class A (a)	2	64
Corporate Office Properties Trust	1	13
Digital Realty Trust Inc. (b)	1	193
Duke Realty Corp.	2	62
Equinix, Inc.	—	280
Equity Residential	2	120
Federal Realty Investment Trust	—	28
Healthpeak Properties, Inc.	3	62
Host Hotels & Resorts, Inc.	4	41
Iron Mountain Incorporated (b)	2	39
Jones Lang LaSalle Incorporated	—	26
Macerich Co. (b)	1	3
PotlatchDeltic Corp.	—	11
ProLogis Inc.	4	313
Realogy Holdings Corp. (b)	1	2
SBA Communications Corporation	1	161
Simon Property Group, Inc.	2	87
UDR, Inc.	2	54
Vornado Realty Trust	1	35
Weyerhaeuser Company	4	67
		2,352
Materials 3.0%
Air Products and Chemicals, Inc.	1	229
Albemarle Corporation (b)	1	31
Amcor Plc	9	69
Avery Dennison Corporation	—	47
Axalta Coating Systems Ltd. (a)	1	19
Ball Corporation	2	105
Compass Minerals International, Inc. (b)	—	7
Domtar Corp.	—	6
Ecolab Inc.	1	210
H.B. Fuller Company	—	10
International Flavors & Fragrances Inc. (b)	1	52
Linde Public Limited Company	3	490
Minerals Technologies Inc.	—	6
MOS Holdings Inc. (b)	2	19
Newmont Corporation	4	197
Nucor Corporation	2	60
PPG Industries, Inc.	1	103
Schnitzer Steel Industries Inc. - Class A	—	1
Sealed Air Corporation	1	20
Sherwin-Williams Co.	—	202
Sonoco Products Co.	1	25
		1,908
Utilities 2.2%
Alliant Energy Corporation	1	63
American Water Works Company, Inc.	1	113
Avista Corporation	—	17
CenterPoint Energy, Inc.	3	43
CMS Energy Corp.	2	89
Consolidated Edison, Inc.	2	135
Essential Utilities, Inc.	1	48
Eversource Energy	2	131
FirstEnergy Corp.	3	112
MDU Resources Group Inc.	1	22
New Jersey Resources Corp.	1	17
NiSource Inc.	2	51
Northwest Natural Holding Company	—	10
OGE Energy Corp.	1	31
Ormat Technologies Inc.	—	14
PPL Corporation	4	96
Sempra Energy	2	169
The AES Corporation	3	46
UGI Corp.	1	28
WEC Energy Group Inc.	2	145
		1,380
Energy 1.5%
Apache Corporation	2	8
Baker Hughes, a GE Company, LLC - Class A	3	36
Cheniere Energy, Inc. (a)	1	39
ConocoPhillips	6	179
Core Laboratories N.V. (b)	—	3
Denbury Resources Inc. (a) (b)	1	—
Devon Energy Corporation (b)	2	13
EQT Corporation	1	10
Hess Corporation	1	46
Marathon Oil Corporation	4	13
Marathon Petroleum Corporation	3	80
National Oilwell Varco, Inc.	2	19
Noble Energy, Inc.	3	16
Occidental Petroleum Corporation (b)	5	55
ONEOK, Inc.	2	47
Phillips 66	2	123
Pioneer Natural Resources Co.	1	62
QEP Resources, Inc.	1	—
Schlumberger Ltd.	7	97
Southwestern Energy Co. (a) (b)	5	8
TechnipFMC PLC	2	14
Valero Energy Corporation	2	97
		965
Total Common Stocks (cost $67,355)		61,823
INVESTMENT COMPANIES 0.3%
iShares MSCI KLD 400 Social ETF	2	200
Total Investment Companies (cost $183)		200
SHORT TERM INVESTMENTS 6.0%
Securities Lending Collateral 3.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	2,447	2,447
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	1,248	1,248

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	82	82
0.41%, 09/10/20 (e) (f)	13	13
0.05%, 12/31/20 (e) (f)	12	12
		107
Total Short Term Investments (cost $3,802)		3,802
Total Investments 103.4% (cost $71,340)		65,825
Other Derivative Instruments (0.0)%		(17)
Other Assets and Liabilities, Net (3.4)%		(2,123)
Total Net Assets 100.0%		63,685

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	197	27	9	1	(3)	(67)	145	0.2%

JNL/Mellon MSCI KLD 400 Social Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	8	June 2020	997	(17)	31

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Real Estate Sector Fund
COMMON STOCKS 98.6%
Real Estate 98.6%
Acadia Realty Trust	9	114
Agree Realty Corporation	4	268
Alexander & Baldwin, LLC	7	76
Alexander's, Inc.	—	62
Alexandria Real Estate Equities, Inc.	12	1,625
Altisource Portfolio Solutions S.A. (a)	1	7
American Assets Trust, Inc.	5	135
American Campus Communities, Inc.	14	397
American Finance Trust, Inc. - Class A	11	67
American Homes 4 Rent - Class A	28	642
American Tower Corporation	46	9,948
Americold Realty Trust (b)	19	636
Apartment Investment and Management Company - Class A	15	538
Apple Hospitality REIT, Inc.	22	200
Armada Hoffler Properties, Inc.	6	64
Ashford Hospitality Trust, Inc.	8	6
AvalonBay Communities, Inc. (b)	14	2,117
Boston Properties Inc.	16	1,467
Braemar Hotel & Resorts Inc.	3	5
Brandywine Realty Trust	18	193
Brixmor Property Group Inc.	31	294
Camden Property Trust	10	793
Caretrust REIT, Inc.	10	150
Catchmark Timber Trust, Inc. - Class A	4	32
CBRE Group, Inc. - Class A (a)	33	1,237
Cedar Realty Trust Inc.	10	9
Chatham Lodging Trust	5	31
City Office REIT, Inc.	6	42
Colony Capital, Inc. - Class A	46	80
Columbia Property Trust Inc.	12	147
Community Healthcare Trust Incorporated	2	79
CoreCivic, Inc.	13	140
CorEnergy Infrastructure Trust, Inc.	1	25
Corepoint Lodging Inc.	5	18
CoreSite Realty Corporation	4	447
Corporate Office Properties Trust	12	260
Cousins Properties Incorporated	15	439
Crown Castle International Corp.	43	6,191
CubeSmart	20	539
Cushman & Wakefield Plc (a)	11	124
Cyrusone LLC	12	719
DiamondRock Hospitality Co.	20	102
Digital Realty Trust Inc. (b)	27	3,764
Diversified Healthcare Trust	23	85
Douglas Emmett, Inc.	17	528
Duke Realty Corp.	38	1,228
Dwight A. Walker Real Estate, Inc. - Class A	2	41
Easterly Government Properties, Inc.	8	185
EastGroup Properties Inc.	4	410
Empire State Realty Trust Inc. - Class A	15	138
EPR Properties (b)	8	197
Equinix, Inc.	9	5,492
Equity Commonwealth	12	395
Equity Lifestyle Properties, Inc.	18	1,028
Equity Residential	38	2,360
Essential Properties Realty Trust, Inc. (b)	9	112
Essex Property Trust Inc.	7	1,498
eXp World Holdings, Inc. (a) (b)	3	23
Extra Space Storage Inc.	13	1,279
Federal Realty Investment Trust	8	587
First Industrial Realty Trust, Inc.	13	431
Five Point Holdings, LLC - Class A (a) (b)	5	26
Florida Rock Properties, Inc. (a)	1	33
Forestar Group Inc. (a)	2	17
Four Corners Property Trust, Inc.	7	128
Franklin Street Properties Corp.	12	67
Front Yard Residential Corporation	5	66
Gaming and Leisure Properties, Inc.	21	582
Getty Realty Corp.	3	82
Gladstone Commercial Corp.	3	40
Global Healthcare REIT, Inc.	4	44
Global Net Lease Inc.	9	127
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7	135
Healthcare Realty Trust Inc.	14	391
Healthcare Trust of America, Inc. - Class A	22	523
Healthpeak Properties, Inc.	51	1,218
Hersha Hospitality Trust	4	16
Highwoods Properties Inc.	11	383
Host Hotels & Resorts, Inc.	74	819
Hudson Pacific Properties Inc.	16	409
Independence Realty Trust, Inc.	9	83
Industrial Logistics Properties Trust	7	119
Innovative Industrial Properties, Inc. (b)	2	127
Investors Real Estate Trust (b)	1	70
Invitation Homes Inc.	56	1,189
Iron Mountain Incorporated	30	706
iStar Inc. (b)	6	62
JBG Smith Properties	13	418
Jernigan Capital Inc.	2	25
Jones Lang LaSalle Incorporated	5	541
Kennedy-Wilson Holdings Inc.	13	179
Kilroy Realty Corporation	11	695
Kimco Realty Corporation	44	424
Kite Realty Naperville, LLC	9	83
Lamar Advertising Co. - Class A	9	453
Lexington Realty Trust	23	229
Life Storage Inc.	5	451
LTC Properties Inc.	4	126
Macerich Co. (b)	12	68
Mack-Cali Realty Corporation	9	144
Marcus & Millichap Inc. (a)	3	69
Medical Properties Trust, Inc.	53	925
MGM Growth Properties LLC - Class A	12	282
Mid-America Apartment Communities, Inc.	12	1,212
Monmouth Real Estate Investment Corp. - Class A	9	113
National Health Investors, Inc.	5	227
National Retail Properties, Inc.	18	575
National Storage Affiliates Trust	6	177
New Senior Investment Group Inc.	9	23
Newmark Group, Inc. - Class A	15	63
NexPoint Residential Trust, Inc.	2	54
Office Properties Income Trust (b)	5	133
Omega Healthcare Investors, Inc.	23	604
One Liberty Properties Inc.	2	24
OUTFRONT Media Inc.	15	200
Paramount Group, Inc.	18	161
Park Hotels & Resorts Inc. (b)	24	194
Pebblebrook Hotel Trust	14	151
Pennsylvania REIT (b)	9	9
Physicians Realty Trust	19	268
Piedmont Office Realty Trust Inc. - Class A	13	233
PotlatchDeltic Corp.	7	220
Preferred Apartment Communities, Inc.	5	37
ProLogis Inc.	76	6,111
PS Business Parks, Inc.	2	284
Public Storage	16	3,218
QTS Realty Trust, Inc. - Class A	6	349
Rayonier Inc. (b)	13	311
Realogy Holdings Corp. (b)	10	32
Realty Income Corporation	34	1,673
Redfin Corporation (a) (b)	8	119
Regency Centers Corp.	17	665
Retail Opportunity Investments Corp.	12	102
Retail Properties of America, Inc. - Class A	23	119
Retail Value Inc.	2	20
Rexford Industrial Realty, Inc.	11	468
RLJ III-EM Columbus Lessee, LLC	18	140
RPT Realty	9	54
Ryman Hospitality Properties, Inc.	5	180
Sabra Health Care REIT, Inc.	20	217
Safehold Inc. (b)	1	79
Saul Centers Inc.	1	45
SBA Communications Corporation	12	3,133
Seritage Growth Properties - Class A (b)	4	35

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Service Properties Trust	18	96
Simon Property Group, Inc.	32	1,733
SITE Centers Corp.	16	84
SL Green Realty Corp.	8	352
Spirit Realty Capital, Inc.	10	267
St. Joe Co. (a) (b)	4	60
STAG Industrial, Inc. (b)	14	306
STORE Capital Corp.	23	416
Summit Hotel Properties Inc.	10	41
Sun Communities Inc.	10	1,193
Sunstone Hotel Investors Inc.	23	203
Tanger Factory Outlet Centers Inc. (b)	9	45
Taubman Centers Inc.	6	262
Tejon Ranch Co. (a)	2	31
Terreno Realty Corporation	7	361
The GEO Group, Inc.	13	157
The Howard Hughes Corporation (a)	4	211
The Rmr Group Inc. - Class A	2	45
UDR, Inc.	30	1,108
UMH Properties Inc.	4	42
Uniti Group Inc. (b)	20	123
Universal Health Realty Income Trust	1	133
Urban Edge Properties	13	113
Urstadt Biddle Properties Inc. - Class A	3	47
Ventas, Inc.	39	1,034
VEREIT, Inc.	111	543
VICI Properties Inc. (b)	47	790
Vornado Realty Trust	18	640
W.P. Carey Inc.	18	1,035
Washington Prime Group, L.P. (b)	19	15
Washington REIT	8	201
Weingarten Realty Investors	13	185
Welltower Inc.	42	1,913
Weyerhaeuser Company	77	1,308
Whitestone REIT	4	27
Xenia Hotels & Resorts Inc.	12	123
Total Common Stocks (cost $131,251)		100,095
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 2.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	2,252	2,252
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	759	759
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	102	102
0.05%, 12/31/20 (e) (f)	24	24
0.15%, 02/25/21 (e) (f)	114	114
		240
Total Short Term Investments (cost $3,251)		3,251
Total Investments 101.8% (cost $134,502)		103,346
Other Derivative Instruments (0.1)%		(61)
Other Assets and Liabilities, Net (1.7)%		(1,792)
Total Net Assets 100.0%		101,493

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon Real Estate Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Real Estate Select Sector Index	45	June 2020	1,611	(61)	73

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Growth Index Fund
COMMON STOCKS 96.6%
Information Technology 36.2%
3D Systems Corporation (a) (b)	1	11
8x8, Inc. (a)	1	14
Accenture Public Limited Company - Class A	4	710
ACI Worldwide, Inc. (a)	1	29
Adobe Inc. (a)	5	1,670
Advanced Energy Industries, Inc. (a)	—	20
Advanced Micro Devices, Inc. (a)	13	575
Agilysys, Inc. (a)	—	3
Akamai Technologies, Inc. (a)	1	116
Alarm.Com Holdings, Inc. (a)	—	16
Amphenol Corporation - Class A	3	237
Analog Devices, Inc.	4	360
ANSYS, Inc. (a)	1	211
Apple Inc.	45	11,495
Applied Materials, Inc.	10	458
Arista Networks, Inc. (a)	1	121
Arlo Technologies, Inc. (a)	1	2
ASGN Incorporated (a)	—	12
Autodesk, Inc. (a)	2	375
Automatic Data Processing, Inc.	3	397
Axcelis Technologies, Inc. (a)	—	3
Badger Meter, Inc.	—	9
Benchmark Electronics, Inc.	—	3
Blackbaud, Inc.	1	29
Bottomline Technologies Inc. (a)	—	9
Broadcom Inc.	4	1,020
Broadridge Financial Solutions, Inc.	1	78
Brooks Automation Inc.	1	24
Cabot Microelectronics Corporation	—	36
CACI International Inc. - Class A (a)	—	56
Cadence Design Systems Inc. (a)	3	201
Cardtronics Group Limited - Class A (a)	—	5
CDK Global, Inc.	1	25
CDW Corp.	2	142
Ceridian HCM Holding Inc. (a)	1	30
CEVA Inc. (a)	—	2
Ciena Corp. (a)	1	41
Cirrus Logic Inc. (a)	1	41
Citrix Systems Inc.	1	94
Cognex Corp. (b)	2	79
Coherent Inc. (a)	—	27
Cohu Inc.	—	2
CommVault Systems Inc. (a)	—	9
Comtech Telecommunications Corp.	—	3
CoreLogic, Inc.	—	12
Corning Incorporated	4	82
CSG Systems International, Inc.	—	16
CTS Corp.	—	6
Cypress Semiconductor Corp.	4	89
Diebold Nixdorf Inc. (a) (b)	1	3
Digi International Inc. (a)	—	4
Diodes Inc. (a)	1	19
DSP Group, Inc. (a)	—	3
Ebix Inc. (b)	—	3
ePlus Inc. (a)	—	4
EVERTEC, Inc.	1	15
ExlService Holdings Inc. (a)	—	20
Extreme Networks, Inc. (a)	1	3
Fabrinet (a)	—	22
Fair Isaac Corporation (a)	—	98
FARO Technologies Inc. (a)	—	4
Fiserv, Inc. (a)	6	586
FleetCor Technologies Inc. (a)	1	176
FLIR Systems Inc.	1	22
FormFactor Inc. (a)	1	17
Fortinet, Inc. (a)	2	156
Gartner Inc. (a)	1	96
Global Payments Inc.	2	233
Harmonic, Inc. (a)	1	5
Ichor Holdings, Ltd. (a)	—	4
IHS Markit Ltd.	3	191
Insight Enterprises, Inc. (a)	—	9
Intel Corporation	27	1,455
Intuit Inc.	3	651
IPG Photonics Corporation (a)	—	21
Itron Inc. (a)	—	19
J2 Cloud Services, LLC	1	36
Jabil Inc.	2	36
Jack Henry & Associates Inc.	1	68
KBR, Inc.	2	34
Kemet Corp.	1	15
Keysight Technologies, Inc. (a)	2	171
KLA-Tencor Corp.	2	248
Knowles Corporation (a)	1	10
Kulicke & Soffa Industries Inc.	—	6
Lam Research Corp.	2	377
Leidos Holdings Inc.	1	67
Littelfuse Inc.	—	19
LivePerson, Inc. (a) (b)	1	15
Liveramp, Inc. (a)	—	10
LogMeIn, Inc.	—	25
Lumentum Holdings Inc. (a)	1	62
Manhattan Associates Inc. (a)	1	33
Mantech International Corp. - Class A	—	21
MasterCard Incorporated - Class A	10	2,323
Maxim Integrated Products, Inc.	1	64
MAXIMUS Inc.	—	22
MaxLinear, Inc. - Class A (a)	—	4
Methode Electronics Inc.	—	6
Microchip Technology Incorporated (b)	3	173
Micron Technology, Inc. (a)	12	503
Microsoft Corporation	83	13,021
MicroStrategy Inc. - Class A (a)	—	5
MKS Instruments, Inc. (b)	1	47
Monolithic Power Systems Inc.	1	74
Motorola Solutions Inc.	2	249
National Instruments Corp.	1	20
NCR Corporation (a)	1	12
NetApp, Inc.	1	48
NIC Inc.	1	18
NortonLifelock Inc.	4	73
NVIDIA Corporation (b)	7	1,748
Onespan, Inc. (a)	1	8
Onto Innovation Inc. (a)	—	9
Oracle Corporation	14	683
OSI Systems Inc. (a)	—	14
Paychex Inc.	2	146
Paycom Software, Inc. (a)	1	109
Paypal Holdings, Inc. (a)	13	1,219
PC Connection, Inc.	—	2
PDF Solutions Inc. (a)	—	2
Perficient, Inc. (a)	—	9
Perspecta Inc.	1	26
Plexus Corp. (a)	—	14
Power Integrations Inc.	—	26
Progress Software Corp.	1	16
PTC Inc. (a)	1	32
Qorvo, Inc. (a)	1	97
Qualcomm Incorporated	12	839
Qualys, Inc. (a)	—	30
Rambus Inc. (a) (b)	1	8
Rogers Corp. (a)	—	20
Sabre Corporation	1	8
Salesforce.Com, Inc. (a)	10	1,385
Science Applications International Corp.	—	19
Seagate Technology Public Limited Company	2	74
Semtech Corp. (a)	—	14
ServiceNow, Inc. (a)	2	584
Silicon Laboratories Inc. (a)	1	40
Skyworks Solutions, Inc.	1	97
SolarEdge Technologies Ltd. (a) (b)	1	42
SPS Commerce, Inc. (a)	—	14
Sykes Enterprises Inc. (a)	—	5
Synaptics Incorporated (a)	—	12
Synopsys Inc. (a)	2	210
TE Connectivity Ltd.	2	111

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Teradata Corporation (a)	1	11
Teradyne Inc.	2	100
Texas Instruments Incorporated	6	625
Trimble Inc. (a)	3	87
TTEC Holdings, Inc.	—	6
Tyler Technologies Inc. (a)	—	126
Ultra Clean Holdings, Inc. (a)	1	7
Universal Display Corporation	1	61
Veeco Instruments Inc. (a)	1	6
VeriSign, Inc. (a)	1	105
ViaSat, Inc. (a)	—	13
Viavi Solutions Inc. (a)	3	28
Virtusa Corporation (a)	—	10
Visa Inc. - Class A	19	2,987
Western Union Co.	4	79
Wex, Inc. (a)	1	49
Xerox Holdings Corporation	2	38
Xilinx, Inc.	2	130
Xperii Corp.	—	6
Zebra Technologies Corp. - Class A (a)	1	106
		53,011
Consumer Discretionary 13.3%
Aaron's, Inc.	—	10
Amazon.com, Inc. (a)	5	8,787
America's Car Mart, Inc. (a)	—	3
Asbury Automotive Group, Inc. (a)	—	6
AutoZone, Inc. (a)	—	221
Bloomin' Brands, Inc.	1	5
Booking Holdings Inc. (a)	1	605
Boot Barn Holdings, Inc. (a)	—	5
Boyd Gaming Corporation	1	14
Brunswick Corp.	1	18
Buckle Inc. (b)	—	2
Caesars Entertainment Corp. (a)	6	41
Callaway Golf Co.	1	12
Carmax Inc. (a)	2	97
Carter's Inc.	—	17
Cavco Industries Inc. (a)	—	13
Century Communities Inc. (a)	—	4
Chipotle Mexican Grill Inc. (a)	—	182
Choice Hotels International Inc.	—	22
Churchill Downs Inc.	—	38
Chuy's Holdings Inc. (a)	—	1
Columbia Sportswear Co.	—	10
Crocs Inc. (a)	1	13
D.R. Horton, Inc.	4	122
Darden Restaurants Inc.	1	35
Dave & Buster's Entertainment Inc. (b)	—	3
Deckers Outdoor Corp. (a)	—	40
Dine Brands Global Inc.	—	5
Dollar General Corp.	3	416
Domino's Pizza, Inc.	—	136
Dorman Products Inc. (a)	—	10
Dunkin' Brands Group Inc.	1	47
eBay Inc.	8	252
El Pollo Loco Holdings Inc. (a)	—	—
Eldorado Resorts, Inc. (a) (b)	1	11
ETSY, Inc. (a)	1	51
Five Below, Inc. (a)	1	43
Fox Factory Holding Corp. (a)	—	18
Garmin Ltd.	2	118
Gentex Corp.	3	62
Gentherm Incorporated (a)	—	6
Grubhub Holdings Inc. (a)	1	23
Helen of Troy Ltd (a)	—	22
Hibbett Sports Inc. (a) (b)	—	2
Hilton Worldwide Holdings Inc.	3	204
Installed Building Products, Inc. (a)	—	9
iRobot Corp. (a) (b)	—	6
Jack in the Box Inc.	—	5
KB Home	1	8
Las Vegas Sands Corp.	2	90
La-Z-Boy Inc.	—	6
LCI Industries	—	16
Leggett & Platt Inc.	1	24
LGI Homes, Inc. (a)	—	10
Liquidity Services, Inc. (a)	—	—
Lithia Motors Inc. - Class A	—	17
LKQ Corporation (a)	2	36
Lowe`s Companies, Inc.	6	471
M/I Homes, Inc. (a)	—	2
Marriott International, Inc. - Class A	3	215
Marriott Vacations Worldwide Corporation	—	23
McDonald's Corporation	4	589
MDC Holdings Inc.	1	13
Meritage Homes Corporation (a)	—	9
MGM Resorts International	4	42
Monarch Casino & Resort Inc. (a)	—	4
Monro Inc.	—	9
Murphy USA Inc. (a)	—	25
NIKE, Inc. - Class B	9	750
NVR, Inc. (a)	—	98
Ollie's Bargain Outlet Holdings Inc. (a) (b)	—	16
O'Reilly Automotive, Inc. (a)	1	249
Papa John's International Inc. (b)	—	8
Perdoceo Education Corporation (a)	—	3
PetMed Express Inc. (b)	—	1
Polaris Industries Inc.	1	29
Pool Corporation	1	86
Pulte Homes Inc.	3	63
Rent-A-Center, Inc.	1	8
RH (a) (b)	—	20
Ross Stores Inc.	4	343
Ruth's Hospitality Group Inc.	—	2
Scientific Games Corporation - Class A (a) (b)	1	6
Service Corp. International	1	37
Shake Shack Inc. - Class A (a) (b)	—	13
Shutterstock Inc.	—	6
Six Flags Operations Inc.	—	5
Skechers U.S.A. Inc. - Class A (a)	2	36
Sleep Number Corporation (a)	—	6
Stamps.com Inc. (a)	—	13
Starbucks Corporation	13	843
Steven Madden Ltd.	1	17
Strategic Education, Inc.	—	17
Target Corporation	4	329
Tempur Sealy International, Inc. (a)	—	18
Texas Roadhouse Inc.	—	16
The Home Depot, Inc.	8	1,567
The Wendy's Company	1	20
Tiffany & Co.	1	148
TJX Cos. Inc.	13	623
Toll Brothers Inc.	1	11
TopBuild Corp. (a)	—	28
Tractor Supply Co.	1	50
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	61
Universal Electronics Inc. (a)	—	5
VF Corp.	2	100
Visteon Corporation (a) (b)	—	11
Williams-Sonoma Inc. (b)	1	22
Wingstop Inc.	—	26
Winnebago Industries Inc.	—	10
WW International, Inc. (a)	—	5
Wyndham Destinations, Inc.	—	9
Wyndham Hotels & Resorts, Inc.	1	34
Wynn Resorts Ltd.	1	64
Yum! Brands, Inc.	3	227
Zumiez Inc. (a)	—	5
		19,445
Communication Services 11.6%
Alphabet Inc. - Class A (a)	3	3,712
Alphabet Inc. - Class C (a)	3	3,706
Cable One, Inc.	—	90
Charter Communications, Inc. - Class A (a)	2	743
Cogent Communications Group, Inc.	1	36
Comcast Corporation - Class A	28	949
Electronic Arts Inc. (a)	2	169
EW Scripps Co. - Class A	—	1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Facebook, Inc. - Class A (a)	26	4,346
Glu Mobile Inc. (a)	1	8
Iridium Communications Inc. (a)	1	11
Live Nation Entertainment, Inc. (a) (b)	1	47
Netflix, Inc. (a)	5	1,784
New York Times Co. - Class A	1	31
QuinStreet, Inc. (a)	—	3
Shenandoah Telecommunications Company	—	14
Take-Two Interactive Software Inc. (a)	1	142
TechTarget, Inc. (a)	—	4
Vonage Holdings Corp. (a)	1	9
Walt Disney Co.	12	1,152
World Wrestling Entertainment, Inc. - Class A (b)	—	10
Yelp Inc. - Class A (a)	1	14
		16,981
Health Care 10.8%
Abbott Laboratories	11	878
AbbVie Inc.	9	645
ABIOMED, Inc. (a)	—	39
Addus HomeCare Corporation (a)	—	10
Agilent Technologies, Inc.	2	134
Akorn, Inc. (a)	—	—
Alexion Pharmaceuticals, Inc. (a)	1	123
Align Technology, Inc. (a)	1	137
Amedisys, Inc. (a)	—	64
Amgen Inc.	4	772
AMN Healthcare Services, Inc. (a)	—	16
Amphastar Pharmaceuticals, Inc. (a) (b)	—	2
ANI Pharmaceuticals, Inc. (a)	—	4
Anika Therapeutics, Inc. (a)	—	4
Arrowhead Pharmaceuticals Inc (a)	1	30
Baxter International Inc.	3	203
Bio-Rad Laboratories, Inc. - Class A (a)	—	60
Bio-Techne Corporation (b)	—	79
BioTelemetry, Inc. (a) (b)	—	14
Boston Scientific Corporation (a)	9	293
Bristol-Myers Squibb Company	14	781
Cantel Medical Corp.	—	9
Cardiovascular Systems Inc. (a)	—	12
Catalent Inc. (a)	2	88
Cerner Corp. (b)	2	136
Charles River Laboratories International Inc. (a)	1	68
Chemed Corporation	—	76
Community Health Systems Inc. (a) (b)	1	4
Conmed Corp.	—	18
Cooper Cos. Inc.	—	86
Corcept Therapeutics Inc. (a) (b)	1	12
Corvel Corp. (a)	—	6
CryoLife Inc. (a)	—	5
Cutera Inc. (a)	—	3
Cytokinetics, Incorporated (a) (b)	—	4
Danaher Corporation	4	612
Dentsply Sirona Inc.	1	50
Eagle Pharmaceuticals Inc. (a)	—	4
Edwards Lifesciences Corporation (a) (b)	2	424
Eli Lilly & Co.	5	696
Emergent BioSolutions Inc. (a)	—	18
Enanta Pharmaceuticals, Inc. (a)	—	10
Encompass Health Corporation	1	34
Exelixis, Inc. (a)	3	58
Glaukos Corp. (a) (b)	1	14
Globus Medical Inc. - Class A (a)	1	34
Haemonetics Corp. (a)	—	34
Hanger, Inc. (a)	—	5
HealthEquity, Inc. (a) (b)	1	38
Healthstream, Inc. (a)	—	6
Heska Corporation (a)	—	3
Hill-Rom Holdings Inc.	—	40
HMS Holdings Corp. (a)	1	13
Hologic Inc. (a)	2	57
ICU Medical, Inc. (a)	—	41
IDEXX Laboratories, Inc. (a)	1	226
Illumina, Inc. (a)	1	263
Incyte Corporation (a)	2	138
Innoviva, Inc. (a)	1	10
Inogen, Inc. (a)	—	4
Integra LifeSciences Holdings Corp. (a)	1	33
Intuitive Surgical, Inc. (a)	1	619
IQVIA Inc. (a)	1	146
Johnson & Johnson	12	1,571
Lantheus Holdings Inc. (a)	—	4
LeMaitre Vascular Inc.	—	3
LHC Group, Inc. (a) (b)	—	44
Ligand Pharmaceuticals Incorporated (a) (b)	—	13
LivaNova PLC (a)	—	12
Masimo Corp. (a)	1	90
Mednax, Inc. (a)	—	3
Medpace Holdings, Inc. (a)	—	22
Merck & Co., Inc.	15	1,169
Mesa Laboratories, Inc. (b)	—	7
Mettler-Toledo International Inc. (a) (b)	—	113
Momenta Pharmaceuticals, Inc. (a)	1	22
Natus Medical Inc. (a)	—	3
Nektar Therapeutics (a) (b)	1	11
Neogen Corp. (a)	—	23
Neogenomics Laboratories, Inc. (a)	1	31
Nextgen Healthcare Inc. (a)	—	3
NuVasive Inc. (a)	—	15
Omnicell, Inc. (a)	—	18
Orthofix Medical Inc. (a)	—	4
Pacira Biosciences, Inc. (a)	—	9
Penumbra, Inc. (a)	—	57
PerkinElmer Inc.	1	52
PRA Health Sciences, Inc. (a)	1	57
Progenics Pharmaceuticals Inc. (a)	—	1
RadNet Inc. (a)	—	5
Regeneron Pharmaceuticals, Inc. (a)	1	286
Regenxbio Inc. (a)	—	11
Repligen Corporation (a)	1	48
ResMed Inc.	2	232
Select Medical Holdings Corporation (a)	1	10
Spectrum Pharmaceuticals, Inc. (a)	1	1
Steris Limited	1	70
Stryker Corporation	2	383
Supernus Pharmaceuticals Inc. (a)	—	4
SurModics Inc. (a)	—	3
Syneos Health, Inc. - Class A (a)	1	27
Tabula Rasa HealthCare Inc. (a) (b)	—	3
Tactile Systems Technology, Inc. (a)	—	5
Teleflex Incorporated	1	144
The Ensign Group, Inc.	—	12
The Pennant Group, Inc. (a)	—	5
Thermo Fisher Scientific Inc.	4	1,233
U. S. Physical Therapy, Inc.	—	9
Vanda Pharmaceuticals Inc. (a)	—	3
Varex Imaging Corporation (a)	—	5
Varian Medical Systems, Inc. (a)	1	56
Vertex Pharmaceuticals Incorporated (a)	3	661
Waters Corp. (a)	1	80
West Pharmaceutical Services Inc.	1	120
Xencor, Inc. (a)	—	9
Zoetis Inc. - Class A	5	603
		15,830
Industrials 7.9%
AAON, Inc.	1	22
Actuant Corporation (b)	—	6
Aerojet Rocketdyne Holdings, Inc. (a)	1	33
AeroVironment, Inc. (a)	—	7
AGCO Corporation	—	14
Alamo Group Inc.	—	10
Albany International Corp. - Class A	—	16
Allegiant Travel Company	—	11
Allegion Public Limited Company	1	88
American Woodmark Corporation (a)	—	10
AMETEK, Inc.	3	175
Apogee Enterprises, Inc.	—	2
Applied Industrial Technologies, Inc.	—	10
Axone Intelligence Inc. (a)	1	44

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Barnes Group Inc.	—	12
Brady Corp. - Class A	—	16
Brink's Co.	1	27
Carlisle Cos. Inc.	1	78
Caterpillar Inc.	4	410
Chart Industries, Inc. (a)	—	7
Cintas Corp.	1	158
CIRCOR International, Inc. (a)	—	2
Clean Harbors Inc. (a)	1	28
Colfax Corp. (a)	1	9
Comfort Systems USA Inc.	—	12
Copart Inc. (a)	2	149
CSX Corp.	4	244
Cubic Corp.	—	7
Cummins Inc.	1	142
Curtiss-Wright Corp.	—	30
Deere & Company	2	280
Deluxe Corp.	—	6
Donaldson Co. Inc.	1	34
Dover Corporation	1	79
EMCOR Group, Inc.	—	14
Emerson Electric Co.	4	170
Encore Wire Corp.	—	4
Equifax Inc.	1	96
ESCO Technologies Inc.	—	19
Expeditors International of Washington Inc.	1	65
Exponent, Inc.	1	37
Fastenal Co.	4	136
Federal Signal Corporation	1	18
Forrester Research Inc. (a)	—	2
Fortune Brands Home & Security, Inc.	2	66
Forward Air Corp.	—	16
Foundation Building Materials Inc. (a)	—	3
Franklin Electric Co. Inc.	—	20
FTI Consulting Inc. (a)	—	48
Generac Holdings Inc. (a)	1	63
Gibraltar Industries Inc. (a)	—	8
GMS Inc. (a)	—	3
Graco Inc.	2	86
Griffon Corp.	—	5
Harsco Corporation (a)	1	3
Heartland Express Inc.	—	2
Herman Miller Inc.	1	16
Honeywell International Inc.	4	476
Howmet Aerospace Inc.	2	34
Hubbell Inc.	1	69
Huntington Ingalls Industries Inc.	—	48
IDEX Corporation	1	65
Illinois Tool Works Inc.	2	277
Ingersoll Rand Inc. (a)	3	66
Insperity, Inc.	—	8
Interface Inc.	—	2
ITT Industries Holdings, Inc.	1	28
JB Hunt Transport Services Inc.	1	50
John Bean Technologies Corp.	—	26
Kansas City Southern	1	137
Kirby Corp. (a)	—	17
Knight-Swift Transportation Holdings Inc. - Class A	1	44
L3Harris Technologies, Inc.	2	429
Landstar System Inc.	—	27
Lennox International Inc. (b)	—	44
Lincoln Electric Holdings Inc. (b)	1	45
Lindsay Corp.	—	4
Lockheed Martin Corporation	3	913
Marten Transport Ltd.	—	4
Masco Corporation	3	107
MasTec Inc. (a) (b)	1	18
Mercury Systems Inc. (a)	1	42
Meritor, Inc. (a)	—	5
Mobile Mini, Inc.	—	7
Moog Inc. - Class A	—	9
MSA Safety Inc.	—	24
Mueller Industries Inc. (b)	1	11
MYR Group Inc. (a)	—	2
Nordson Corp.	1	76
Norfolk Southern Corporation	2	223
Northrop Grumman Systems Corp.	2	513
Old Dominion Freight Line Inc.	1	134
Oshkosh Corp.	1	28
Owens Corning Inc.	1	21
PACCAR Inc.	4	232
Parker-Hannifin Corporation	1	101
Patrick Industries, Inc.	—	7
Proto Labs Inc. (a)	—	13
Quanta Services, Inc.	1	21
Raven Industries Inc.	—	9
Raytheon Company	2	240
Republic Services Inc.	1	79
Rockwell Automation Inc.	1	110
Rollins Inc.	1	25
Roper Technologies, Inc.	1	352
RR Donnelley & Sons Co.	1	1
Saia, Inc. (a)	—	21
Simpson Manufacturing Co. Inc.	—	26
SPX Corp. (a)	1	16
SPX Flow, Inc. (a)	1	15
Stericycle Inc. (a) (b)	—	20
SunRun Inc. (a) (b)	1	7
Teledyne Technologies Inc. (a)	—	119
Tennant Co.	—	12
Tetra Tech, Inc.	1	41
The Boeing Company	3	378
Timken Co.	1	24
Toro Co.	1	76
Trane Technologies Public Limited Company	2	133
TransDigm Group Inc.	1	173
Trex Company, Inc. (a)	1	52
Triumph Group Inc.	1	5
UniFirst Corp.	—	25
Union Pacific Corporation	5	652
United Parcel Service Inc. - Class B	4	321
United Rentals Inc. (a)	1	85
United Technologies Corporation	5	439
Universal Forest Products Inc.	1	24
US Ecology Parent, Inc.	—	7
Valmont Industries Inc.	—	12
Verisk Analytics, Inc.	1	171
Viad Corp	—	2
Vicor Corp. (a)	—	8
Waste Management, Inc.	2	222
Watsco Inc.	—	28
Watts Water Technologies Inc. - Class A	—	26
Werner Enterprises Inc.	—	6
Woodward Governor Co.	1	36
Xylem Inc.	1	76
		11,559
Financials 5.0%
Alleghany Corporation	—	44
American Express Company	4	373
Ameriprise Financial, Inc.	1	93
Ameris Bancorp	—	8
Amerisafe, Inc.	—	9
Aon PLC - Class A	2	266
Arthur J Gallagher & Co.	1	85
Axos Financial, Inc. (a)	—	6
Bank of Hawaii Corporation (b)	—	14
BlackRock, Inc.	1	289
Blucora, Inc. (a)	—	5
Brookline Bancorp, Inc.	—	4
Brown & Brown Inc.	3	92
Cboe Global Markets, Inc.	1	108
Central Pacific Financial Corp.	—	2
Cincinnati Financial Corporation	1	58
CIT Group Inc.	1	10
City Holdings Co.	—	7
CME Group Inc.	2	343
Commerce Bancshares Inc. (b)	1	31
Community Bank System Inc. (b)	—	18
CVB Financial Corp.	1	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Discover Financial Services	2	76
Eaton Vance Corp.	1	30
eHealth, Inc. (a)	—	40
Enova International, Inc. (a)	—	4
Evercore Inc. - Class A	—	14
FactSet Research Systems Inc.	—	110
Federated Investors, Inc. - Class B	1	14
First Bancorp.	1	6
First Commonwealth Financial Corporation	1	4
First Financial Bankshares, Inc.	1	25
First Republic Bank	1	75
FirstCash, Inc.	—	21
Flagstar Bancorp, Inc.	—	3
Glacier Bancorp, Inc.	1	18
Granite Point Mortgage Trust Inc.	1	2
Greenhill & Co. Inc.	—	—
Independent Bank Corp.	—	15
Intercontinental Exchange, Inc.	3	270
James River Group, Inc.	—	6
JPMorgan Chase & Co.	16	1,469
Kinsale Capital Group, Inc.	—	24
LendingTree, Inc. (a) (b)	—	15
MarketAxess Holdings Inc.	—	138
Marsh & McLennan Companies, Inc.	3	291
Meta Financial Group, Inc.	—	8
Moody's Corp.	2	372
MSCI Inc.	1	268
NASDAQ Inc.	1	57
National Bank Holdings Corp. - Class A	—	6
NBT Bancorp Inc.	—	6
New York Community Bancorp Inc.	2	23
NMI Holdings Inc. - Class A (a)	1	8
Northfield Bancorp Inc.	—	2
Piper Jaffray Cos.	—	5
Preferred Bank (b)	—	4
Primerica, Inc.	1	39
Progressive Corp.	4	288
RenaissanceRe Holdings Ltd	1	72
RLI Corp.	—	24
S&P Global Inc.	3	644
Safety Insurance Group, Inc.	—	5
Seacoast Banking Corp. of Florida (a)	—	6
SEI Investments Co.	1	64
ServisFirst Bancshares, Inc.	1	15
SLM Corporation	2	17
Stifel Financial Corp.	—	17
SVB Financial Group (a)	—	54
Synchrony Financial	6	100
T. Rowe Price Group, Inc.	2	184
The Charles Schwab Corporation	9	306
The PRA Group, Inc. (a) (b)	—	5
Tompkins Financial Corp.	—	5
Triumph Bancorp, Inc. (a)	—	4
TrustCo Bank Corp.	1	4
United Community Banks, Inc.	1	12
Veritex Holdings Inc.	—	2
Virtus Partners, Inc.	—	5
Walker & Dunlop, Inc.	—	11
Washington Federal Inc.	1	14
Westamerica Bancorp	—	10
Willis Towers Watson Public Limited Company	1	111
		7,325
Consumer Staples 4.8%
Altria Group, Inc.	8	308
Boston Beer Co. Inc. - Class A (a)	—	35
Brown-Forman Corp. - Class B	2	111
Calavo Growers Inc.	—	6
Campbell Soup Company	1	37
Casey's General Stores Inc.	—	53
Church & Dwight Co. Inc.	2	94
Coca-Cola Consolidated Inc.	—	11
Colgate-Palmolive Co.	4	280
Costco Wholesale Corporation	3	807
Coty Inc. - Class A	2	8
Energizer Holdings, Inc. (b)	1	21
Estee Lauder Cos. Inc. - Class A	2	382
Hershey Co.	1	143
Inter Parfums Inc.	—	8
J&J Snack Foods Corp.	—	20
John B. Sanfilippo & Son Inc.	—	7
Kimberly-Clark Corporation	2	235
Lamb Weston Holdings Inc.	1	50
Lancaster Colony Corp.	—	15
McCormick & Co. Inc.	1	98
Medifast, Inc. (b)	—	9
MGPI Processing, Inc. (b)	—	1
Monster Beverage 1990 Corporation (a)	3	156
National Beverage Corp. (a) (b)	—	2
PepsiCo, Inc.	7	873
Philip Morris International Inc.	7	540
Pilgrim's Pride Corporation (a)	—	7
Post Holdings, Inc. (a)	—	27
PriceSmart Inc.	—	4
Procter & Gamble Co.	16	1,724
Sanderson Farms Inc.	—	25
Sysco Corp.	3	116
The Coca-Cola Company	17	741
Tootsie Roll Industries Inc. (b)	—	4
Tyson Foods Inc. - Class A	2	90
Vector Group Ltd.	1	6
WD-40 Co.	—	30
		7,084
Real Estate 3.1%
Acadia Realty Trust	1	6
Agree Realty Corporation	1	32
Alexander & Baldwin, LLC	—	3
Alexandria Real Estate Equities, Inc.	1	100
American Assets Trust, Inc.	—	8
American Campus Communities, Inc.	1	20
American Tower Corporation	5	1,046
Armada Hoffler Properties, Inc.	—	3
ARMOUR Residential REIT, Inc.	—	2
Boston Properties Inc.	1	64
Brixmor Property Group Inc.	2	17
Camden Property Trust	1	46
Caretrust REIT, Inc.	1	8
CBRE Group, Inc. - Class A (a)	4	134
Community Healthcare Trust Incorporated	—	8
CoreSite Realty Corporation	—	46
Corporate Office Properties Trust	1	13
Cousins Properties Incorporated	2	45
Crown Castle International Corp.	3	376
Cyrusone LLC	1	49
Douglas Emmett, Inc.	1	34
Duke Realty Corp.	2	77
Dwight A. Walker Real Estate, Inc. - Class A	—	2
Easterly Government Properties, Inc.	1	11
EastGroup Properties Inc.	—	42
EPR Properties (b)	—	10
Equinix, Inc.	1	576
Essential Properties Realty Trust, Inc. (b)	1	11
Essex Property Trust Inc.	—	80
Extra Space Storage Inc.	1	79
Federal Realty Investment Trust	—	24
First Industrial Realty Trust, Inc.	1	31
Four Corners Property Trust, Inc.	1	9
Getty Realty Corp.	—	5
Healthcare Realty Trust Inc.	1	18
Healthpeak Properties, Inc.	3	61
Highwoods Properties Inc.	1	17
Independence Realty Trust, Inc.	1	4
Innovative Industrial Properties, Inc. (b)	—	16
Investors Real Estate Trust (b)	—	5
Jones Lang LaSalle Incorporated	—	27
Kilroy Realty Corporation	1	41
Lamar Advertising Co. - Class A	1	29
Lexington Realty Trust	1	14
Life Storage Inc.	—	28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
LTC Properties Inc.	—	9
Marcus & Millichap Inc. (a)	—	6
Mid-America Apartment Communities, Inc.	1	58
National Retail Properties, Inc.	1	33
National Storage Affiliates Trust	—	8
NexPoint Residential Trust, Inc.	—	4
Omega Healthcare Investors, Inc.	1	29
PennyMac Mortgage Investment Trust	1	13
PotlatchDeltic Corp.	—	11
ProLogis Inc.	5	366
PS Business Parks, Inc.	—	26
Public Storage	1	143
Rayonier Inc. (b)	1	13
Realty Income Corporation	2	81
Retail Opportunity Investments Corp.	1	6
Safehold Inc. (b)	—	8
Saul Centers Inc.	—	2
SBA Communications Corporation	1	332
Simon Property Group, Inc.	1	75
Spirit Realty Capital, Inc.	1	12
St. Joe Co. (a) (b)	—	6
Taubman Centers Inc.	—	10
UDR, Inc.	2	56
Universal Health Realty Income Trust	—	15
Urban Edge Properties	1	6
Urstadt Biddle Properties Inc. - Class A	—	4
Washington REIT	—	9
Weingarten Realty Investors	1	8
		4,626
Materials 2.4%
Air Products and Chemicals, Inc.	2	476
Allegheny Technologies Incorporated (a) (b)	1	6
American Vanguard Corporation	—	2
AptarGroup, Inc.	—	41
Avery Dennison Corporation	1	66
Balchem Corporation	—	33
Ball Corporation	3	163
Cabot Corp.	—	7
Carpenter Technology Corp.	—	6
Celanese Corp. - Class A	1	92
Cleveland-Cliffs Inc. (b)	3	10
Compass Minerals International, Inc. (b)	—	11
Dow Inc.	8	237
Eagle Materials Inc.	1	25
Ecolab Inc.	1	217
FMC Corporation	2	117
Freeport-McMoRan Inc. - Class B	9	59
H.B. Fuller Company	—	9
Haynes International Inc.	—	1
Ingevity Corporation (a)	1	18
Innospec Inc.	—	16
Kaiser Aluminum Corporation	—	7
Koppers Holdings Inc. (a)	—	2
Linde Public Limited Company	4	717
Louisiana-Pacific Corp.	1	18
Martin Marietta Materials Inc.	1	129
Materion Corp.	—	5
Mercer International Inc.	—	1
Neenah Inc.	—	3
NewMarket Corp.	—	21
PPG Industries, Inc.	1	111
Reliance Steel & Aluminum Co.	1	64
Royal Gold Inc.	1	59
RPM International Inc.	1	52
Schweitzer-Mauduit International Inc.	—	10
Scotts Miracle-Gro Co. - Class A	1	44
Sherwin-Williams Co.	1	409
Silgan Holdings Inc.	1	15
Steel Dynamics Inc.	1	25
Stepan Co.	—	12
Tredegar Corp.	—	2
Valvoline, Inc.	1	15
Vulcan Materials Co.	1	153
		3,486
Utilities 0.9%
American States Water Company	—	31
American Water Works Company, Inc.	1	115
Black Hills Corporation	—	21
California Water Service Group	—	18
El Paso Electric Company (b)	—	16
Essential Utilities, Inc.	1	53
Hawaiian Electric Industries Inc.	1	23
IDACORP Inc.	—	22
MDU Resources Group Inc.	1	16
NextEra Energy, Inc.	3	677
Northwest Natural Holding Company	—	10
NRG Energy, Inc.	3	75
One Gas, Inc.	—	23
PNM Resources, Inc.	—	13
Sempra Energy	1	152
South Jersey Industries Inc.	1	18
		1,283
Energy 0.6%
Apache Corporation	3	12
Cabot Oil & Gas Corp.	3	48
Callon Petroleum Company (a) (b)	3	1
Cimarex Energy Co.	1	10
ConocoPhillips	12	369
Core Laboratories N.V. (b)	—	2
DMC Global Inc. (b)	—	4
Dorian LPG Ltd. (a)	—	1
EOG Resources, Inc.	3	110
Geospace Technologies Corporation (a)	—	1
Helix Energy Solutions Group, Inc. (a)	2	3
Hess Corporation	3	95
Matador Resources Co. (a) (b)	2	4
Murphy Oil Corporation (b)	1	5
National Oilwell Varco, Inc.	2	14
Newpark Resources Inc. (a)	—	—
Par Pacific Holdings, Inc. (a)	1	3
PDC Energy, Inc. (a) (b)	1	4
Penn Virginia Corporation (a)	—	—
Phillips 66	2	126
Pioneer Natural Resources Co.	1	79
QEP Resources, Inc.	1	—
REX Stores Corp. (a)	—	1
Ring Energy Inc. (a) (b)	1	—
SEACOR Holdings Inc. (a)	—	2
Talos Energy Inc. (a)	—	1
WPX Energy, Inc. (a)	5	14
		909
Total Common Stocks (cost $157,303)		141,539
INVESTMENT COMPANIES 1.0%
iShares S&P 400 Growth Index Fund	1	97
iShares S&P 500 Growth Index Fund (b)	8	1,371
iShares S&P Small-Cap 600 Growth ETF	—	42
Total Investment Companies (cost $1,472)		1,510
SHORT TERM INVESTMENTS 5.6%
Investment Companies 3.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	4,478	4,478
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	3,331	3,331
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	53	53
0.41%, 09/10/20 (e) (f)	87	87
0.05%, 12/31/20 (e) (f)	17	17
0.15%, 02/25/21 (e) (f)	165	165
		322
Total Short Term Investments (cost $8,131)		8,131
Total Investments 103.2% (cost $166,906)		151,180
Other Derivative Instruments (0.0)%		(52)
Other Assets and Liabilities, Net (3.2)%		(4,648)
Total Net Assets 100.0%		146,480

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 1500 Growth Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	25	June 2020	3,066	(52)	146

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 1500 Value Index Fund
COMMON STOCKS 99.1%
Health Care 20.1%
Abbott Laboratories	7	519
AbbVie Inc.	6	469
ABIOMED, Inc. (a)	—	27
Acadia Healthcare Company, Inc. (a)	1	14
Acorda Therapeutics, Inc. (a) (b)	—	—
Agilent Technologies, Inc.	1	86
Akorn, Inc. (a)	1	—
Alexion Pharmaceuticals, Inc. (a)	1	77
Allergan Public Limited Company	3	516
Allscripts Healthcare Solutions, Inc. (a)	1	9
AMAG Pharmaceuticals, Inc. (a) (b)	—	1
AmerisourceBergen Corporation	1	120
Amgen Inc.	2	438
AMN Healthcare Services, Inc. (a)	—	13
Amphastar Pharmaceuticals, Inc. (a) (b)	—	2
AngioDynamics, Inc. (a)	—	3
Anthem, Inc.	2	511
Avanos Medical, Inc. (a)	1	13
Baxter International Inc.	3	205
Becton, Dickinson and Company	2	551
Biogen Inc. (a)	2	506
Bio-Rad Laboratories, Inc. - Class A (a)	—	21
Boston Scientific Corporation (a)	5	168
Bristol-Myers Squibb Company	9	521
Cantel Medical Corp.	—	6
Cardinal Health, Inc.	3	127
Centene Corporation (a)	5	307
Cerner Corp. (b)	1	66
Cigna Holding Company	3	587
Computer Programs & Systems Inc.	—	2
Cooper Cos. Inc.	—	53
Covetrus, Inc. (a) (b)	1	6
Cross Country Healthcare Inc. (a)	—	2
CryoLife Inc. (a)	—	2
CVS Health Corporation	12	685
Cytokinetics, Incorporated (a) (b)	—	3
Danaher Corporation	2	282
DaVita Inc. (a)	1	62
Dentsply Sirona Inc.	1	39
Eli Lilly & Co.	3	468
Emergent BioSolutions Inc. (a)	—	10
Encompass Health Corporation	1	30
Endo International Public Limited Company (a) (b)	2	6
Gilead Sciences, Inc.	11	840
Haemonetics Corp. (a)	—	19
HCA Healthcare, Inc.	2	210
Healthstream, Inc. (a)	—	1
Henry Schein Inc. (a)	1	67
Heska Corporation (a)	—	1
Hill-Rom Holdings Inc.	—	29
HMS Holdings Corp. (a)	—	7
Hologic Inc. (a)	1	37
Humana Inc.	1	368
Illumina, Inc. (a)	1	143
Inogen, Inc. (a)	—	3
Integer Holdings Corporation (a)	—	20
Invacare Corp.	—	1
IQVIA Inc. (a)	1	55
Johnson & Johnson	14	1,778
Laboratory Corporation of America Holdings (a)	1	108
Lannett Co. Inc. (a) (b)	—	2
Lantheus Holdings Inc. (a)	—	1
LivaNova PLC (a)	—	11
Luminex Corporation	—	9
Magellan Health Services Inc. (a)	—	9
McKesson Corporation	2	198
Mednax, Inc. (a)	—	5
Medtronic Public Limited Company	12	1,073
Merck & Co., Inc.	10	782
Meridian Bioscience Inc. (a)	—	3
Merit Medical Systems Inc. (a)	1	14
Mesa Laboratories, Inc. (b)	—	3
Mettler-Toledo International Inc. (a) (b)	—	54
Molina Healthcare, Inc. (a) (b)	1	79
Momenta Pharmaceuticals, Inc. (a)	—	9
Mylan Holdings Ltd. (a)	5	71
Myriad Genetics, Inc. (a)	1	8
Natus Medical Inc. (a)	—	4
Nektar Therapeutics (a) (b)	1	22
Neogen Corp. (a)	—	9
Nextgen Healthcare Inc. (a)	—	2
NuVasive Inc. (a)	—	7
Omnicell, Inc. (a)	—	8
Orasure Technologies, Inc. (a)	1	5
Orthofix Medical Inc. (a)	—	2
Owens & Minor Inc.	1	6
Pacira Biosciences, Inc. (a)	—	3
Patterson Cos. Inc.	1	11
PerkinElmer Inc.	1	33
Perrigo Company Public Limited Company	1	61
Pfizer Inc.	49	1,605
Phibro Animal Health Corporation - Class A	—	4
Prestige Consumer Healthcare Inc. (a)	—	15
Providence Services Corp. (a)	—	8
Quest Diagnostics Incorporated	1	96
Regeneron Pharmaceuticals, Inc. (a)	—	115
Select Medical Holdings Corporation (a)	1	6
Spectrum Pharmaceuticals, Inc. (a)	1	1
Steris Limited	—	49
Stryker Corporation	1	165
Supernus Pharmaceuticals Inc. (a)	—	3
Tabula Rasa HealthCare Inc. (a) (b)	—	5
Tactile Systems Technology, Inc. (a)	—	3
Tenet Healthcare Corporation (a)	1	14
The Ensign Group, Inc.	—	5
Tivity Health, Inc. (a) (b)	—	2
United Therapeutics Corporation (a)	—	40
UnitedHealth Group Incorporated	8	2,100
Universal Health Services Inc. - Class B	1	72
Vanda Pharmaceuticals Inc. (a)	—	2
Varex Imaging Corporation (a)	—	3
Varian Medical Systems, Inc. (a)	—	40
Waters Corp. (a)	—	41
Xencor, Inc. (a)	—	5
Zimmer Biomet Holdings, Inc.	2	183
		18,306
Financials 19.1%
Affiliated Managers Group, Inc.	1	25
AFLAC Incorporated	7	222
Alleghany Corporation	—	38
Allegiance Bancshares, Inc.	—	3
Ambac Financial Group, Inc. (a)	—	5
American Equity Investment Life Holding Company	1	18
American Express Company	2	203
American Financial Group, Inc.	1	48
American International Group, Inc.	8	186
Ameriprise Financial, Inc.	—	39
Ameris Bancorp	—	7
Amerisafe, Inc.	—	5
Aon PLC - Class A	1	126
Arthur J Gallagher & Co.	1	67
Associated Banc-Corp	2	21
Assurant, Inc.	1	55
Axos Financial, Inc. (a)	—	3
Banc of California, Inc.	1	4
BancorpSouth Bank (b)	1	19
Bank of America Corporation	72	1,527
Bank of Hawaii Corporation (b)	—	9
Bank OZK	1	17
Banner Corporation	—	13
Berkshire Hathaway Inc. - Class B (a)	17	3,178
Berkshire Hills Bancorp, Inc.	—	6
BlackRock, Inc.	1	225
Blucora, Inc. (a)	—	2
Boston Private Financial Holdings Inc.	1	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Brighthouse Financial, Inc. (a)	1	23
Brookline Bancorp, Inc.	—	4
Cadence Bancorporation - Class A	1	9
Capital One Financial Corporation	4	208
Cathay General Bancorp	1	15
Central Pacific Financial Corp.	—	2
Chubb Limited	4	449
Cincinnati Financial Corporation	1	56
CIT Group Inc.	1	8
Citigroup Inc.	19	816
Citizens Financial Group Inc.	4	71
City Holdings Co.	—	3
CME Group Inc.	2	269
CNO Financial Group, Inc.	2	19
Columbia Banking System Inc.	1	16
Comerica Inc.	1	38
Commerce Bancshares Inc. (b)	1	23
Community Bank System Inc.	—	10
Cullen/Frost Bankers Inc.	1	28
Customers Bancorp, Inc. (a)	—	2
CVB Financial Corp.	1	11
Dime Community Bancshares Inc.	—	3
Discover Financial Services	1	38
Donnelley Financial Solutions, Inc. (a)	—	1
E*TRADE Financial Corp.	2	70
Eagle Bancorp Inc.	—	8
East West Bancorp, Inc.	1	35
Eaton Vance Corp.	—	10
Employer Holdings Inc.	—	15
Encore Capital Group, Inc. (a)	—	6
Evercore Inc. - Class A	—	4
Everest Re Group, Ltd.	—	71
EZCORP, Inc. - Class A (a)	—	1
Federated Investors, Inc. - Class B	—	4
Fifth Third Bancorp	6	93
First American Financial Corporation	1	43
First Bancorp.	1	5
First Commonwealth Financial Corporation	—	3
First Financial Bancorp.	1	15
First Financial Bankshares, Inc. (b)	—	10
First Horizon National Corporation	3	21
First Midwest Bancorp, Inc. (b)	1	15
First Republic Bank	1	66
FirstCash, Inc.	—	8
Flagstar Bancorp, Inc.	—	2
FNB Corp.	3	21
Foxconn Interconnect Technology Limited (b)	1	10
Franklin Financial Network, Inc.	—	2
Franklin Resources Inc. (b)	3	42
Fulton Financial Corp.	1	16
Genworth Financial, Inc. - Class A (a)	5	16
Glacier Bancorp, Inc.	—	9
Globe Life Inc.	1	65
Great Western Bancorp Inc.	1	9
Green Dot Corporation - Class A (a) (b)	1	12
Greenhill & Co. Inc.	—	—
Hancock Whitney Co.	1	15
Hanmi Financial Corp.	—	2
Hanover Insurance Group Inc.	—	31
HCI Group, Inc. (b)	—	2
Heritage Financial Corporation	—	6
Home BancShares, Inc.	2	18
HomeStreet, Inc.	—	4
Hope Bancorp, Inc.	1	11
Horace Mann Educators Corp.	1	16
Huntington Bancshares Incorporated	9	76
Independent Bank Corp.	—	6
Interactive Brokers Group, Inc.	1	30
Intercontinental Exchange, Inc.	2	183
International Bancshares Corporation	1	12
INTL FCStone Inc. (a)	—	7
Invesco Ltd.	3	31
James River Group, Inc.	—	3
Janus Henderson Group PLC	2	23
Jefferies Financial Group Inc.	2	29
JPMorgan Chase & Co.	15	1,304
Kemper Corp.	1	41
KeyCorp	9	90
Legg Mason, Inc.	1	38
Lincoln National Corporation	2	47
Loews Corp.	2	80
M&T Bank Corporation	1	120
Marsh & McLennan Companies, Inc.	2	154
Mercury General Corp.	—	8
MetLife, Inc.	7	211
Morgan Stanley (b)	11	359
NASDAQ Inc.	1	52
National Bank Holdings Corp. - Class A	—	3
Navient Corporation	2	14
NBT Bancorp Inc.	—	6
New York Community Bancorp Inc.	2	18
Northern Trust Corp.	2	141
Northfield Bancorp Inc.	—	3
Northwest Bancshares Inc.	1	10
OFG Bancorp	—	4
Old National Bancorp	2	21
Old Republic International Corp.	3	40
Opus Bank	—	4
Pacific Premier Bancorp, Inc. (b)	1	11
PacWest Bancorp (b)	1	19
People's United Financial Inc.	4	45
Pinnacle Financial Partners, Inc. (b)	1	26
Piper Jaffray Cos.	—	3
Principal Financial Group, Inc.	2	73
ProAssurance Corporation	1	11
Progressive Corp.	2	148
Prosperity Bancshares Inc.	1	39
Provident Financial Services, Inc.	1	7
Prudential Financial Inc.	4	189
Raymond James Financial Inc.	1	70
Regions Financial Corporation	9	78
Reinsurance Group of America, Incorporated	1	45
RLI Corp.	—	10
S&T Bancorp Inc.	—	8
Safety Insurance Group, Inc.	—	5
Seacoast Banking Corp. of Florida (a)	—	3
Selective Insurance Group Inc.	1	26
Signature Bank	1	40
Simmons First National Corp. - Class A	1	21
SLM Corporation	2	14
Southside Bancshares, Inc.	—	9
State Street Corporation	3	175
Sterling Bancorp	2	20
Stewart Information Services Corp.	—	5
Stifel Financial Corp.	—	12
SVB Financial Group (a)	—	25
Synovus Financial Corp.	1	23
T. Rowe Price Group, Inc.	1	54
TCF Financial Corporation	1	32
Texas Capital Bancshares, Inc. (a)	1	11
The Allstate Corporation	3	263
The Bank of New York Mellon Corporation (c)	7	250
The Charles Schwab Corporation	3	93
The Goldman Sachs Group, Inc.	3	437
The Hartford Financial Services Group, Inc.	3	112
The PNC Financial Services Group, Inc.	4	372
The PRA Group, Inc. (a) (b)	—	5
The Travelers Companies, Inc.	2	227
Third Point Reinsurance Ltd. (a)	1	7
Tompkins Financial Corp.	—	4
Triumph Bancorp, Inc. (a)	—	1
Truist Financial Corporation	12	367
TrustCo Bank Corp.	—	1
Trustmark Corp.	1	14
U.S. Bancorp	13	434
UMB Financial Corp.	—	19
Umpqua Holdings Corp.	2	21
United Bankshares Inc.	1	21
United Community Banks, Inc.	—	4
United Fire Group Inc.	—	5

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
United Insurance Holdings Corp.	—	—
Universal Insurance Holdings, Inc.	—	4
Unum Group	2	26
Valley National Bancorp	4	25
Veritex Holdings Inc.	—	2
W. R. Berkley Corporation	1	68
Waddell & Reed Financial Inc. - Class A (b)	1	6
Washington Federal Inc.	—	7
Webster Financial Corp.	1	20
Wells Fargo & Company	34	981
Westamerica Bancorp	—	5
Willis Towers Watson Public Limited Company	1	100
Wintrust Financial Corporation	1	19
WisdomTree Investments, Inc.	1	2
World Acceptance Corp. (a)	—	2
Zions Bancorp	2	44
		17,403
Consumer Staples 10.6%
Altria Group, Inc.	10	390
Archer-Daniels-Midland Company	5	177
B&G Foods, Inc. (b)	1	13
BJ's Wholesale Club Holdings, Inc. (a)	1	30
Calavo Growers Inc.	—	2
Cal-Maine Foods Inc.	—	15
Campbell Soup Company	1	40
Central Garden & Pet Co. (a)	—	1
Central Garden & Pet Co. - Class A (a)	—	8
Church & Dwight Co. Inc.	1	66
Colgate-Palmolive Co.	4	277
ConAgra Brands Inc.	4	128
Constellation Brands, Inc. - Class A	2	212
Costco Wholesale Corporation	2	458
Coty Inc. - Class A	1	7
Darling Ingredients Inc. (a)	2	30
Del Monte Fresh Produce Company	—	9
Edgewell Personal Care Colombia S A S (a)	1	14
Flowers Foods Inc.	2	37
General Mills, Inc.	5	282
Hain Celestial Group Inc. (a)	1	18
Hershey Co.	1	61
Hormel Foods Corp.	3	117
Ingredion Inc.	1	47
JM Smucker Co.	1	114
Kellogg Co.	2	133
Kimberly-Clark Corporation	2	201
Kraft Heinz Foods Company	6	137
Lamb Weston Holdings Inc.	1	31
Lancaster Colony Corp.	—	16
McCormick & Co. Inc.	1	75
MGPI Processing, Inc. (b)	—	3
Molson Coors Beverage Company - Class B	2	66
Mondelez International, Inc. - Class A	13	640
Monster Beverage 1990 Corporation (a)	1	64
National Beverage Corp. (a) (b)	—	1
Nu Skin Enterprises, Inc. - Class A	1	11
PepsiCo, Inc.	7	773
Philip Morris International Inc.	8	564
Pilgrim's Pride Corporation (a)	—	3
Post Holdings, Inc. (a)	—	27
PriceSmart Inc.	—	5
Procter & Gamble Co.	9	1,023
Seneca Foods Corp. - Class A (a)	—	1
SpartanNash Co.	1	7
Sprouts Farmers Market, Inc. (a)	1	19
Sysco Corp.	3	113
The Andersons, Inc.	1	9
The Chefs' Warehouse, Inc. (a)	—	2
The Clorox Company	1	196
The Coca-Cola Company	21	909
The Kroger Co.	7	217
Tootsie Roll Industries Inc. (b)	—	3
Treehouse Foods, Inc. (a)	1	20
Tyson Foods Inc. - Class A	1	80
United Natural Foods Inc. (a)	1	7
Universal Corp.	—	9
USANA Health Sciences, Inc. (a)	—	5
Vector Group Ltd.	—	3
Walgreens Boots Alliance, Inc.	7	304
Walmart Inc.	13	1,432
		9,662
Industrials 9.4%
3M Company	5	697
AAR Corp.	—	4
ABM Industries Incorporated	1	15
Actuant Corporation (b)	—	3
Acuity Brands, Inc.	—	29
AECOM (a)	1	40
Aegion Corporation (a)	—	4
AeroVironment, Inc. (a)	—	4
AGCO Corporation	—	11
Alaska Air Group, Inc.	1	30
American Airlines Group Inc. (b)	4	43
AO Smith Corp. (b)	1	48
Apogee Enterprises, Inc.	—	2
Applied Industrial Technologies, Inc.	—	7
Arcbest Corporation	—	7
Arcosa, Inc.	—	16
Astec Industries, Inc.	—	8
Atlas Air Worldwide Holdings, Inc. (a)	—	8
Avis Budget Group, Inc. (a) (b)	1	7
AZZ Inc.	—	6
Barnes Group Inc.	—	6
Brady Corp. - Class A	—	8
Briggs & Stratton Corp. (b)	—	—
C.H. Robinson Worldwide, Inc. (b)	1	81
Caterpillar Inc.	2	237
Chart Industries, Inc. (a)	—	3
Colfax Corp. (a)	—	7
Comfort Systems USA Inc.	—	3
Crane Co.	1	22
CSX Corp.	4	201
Cubic Corp.	—	6
Cummins Inc.	1	69
Curtiss-Wright Corp.	—	8
Deere & Company	1	157
Delta Air Lines Inc.	5	145
Deluxe Corp.	—	5
Donaldson Co. Inc.	—	15
Dover Corporation	1	42
DXP Enterprises Inc. (a)	—	1
Dycom Industries, Inc. (a)	—	6
Eaton Corporation Public Limited Company	4	284
Echo Global Logistics, Inc. (a)	—	3
EMCOR Group, Inc.	—	15
Emerson Electric Co.	3	117
Encore Wire Corp.	—	3
EnerSys	—	20
EnPro Industries, Inc.	—	8
Equifax Inc.	1	52
Expeditors International of Washington Inc.	1	50
Fastenal Co.	2	49
FedEx Corporation	2	257
Flowserve Corporation	1	26
Fluor Corp.	1	8
Fortive Corporation	3	143
Foundation Building Materials Inc. (a)	—	1
GATX Corporation (b)	—	18
General Dynamics Corporation	2	274
General Electric Company	78	615
Gibraltar Industries Inc. (a)	—	3
GMS Inc. (a)	—	2
Granite Construction Incorporated	—	5
Greenbrier Cos. Inc.	—	5
Harsco Corporation (a)	—	2
Hawaiian Holdings, Inc. (b)	—	4
Healthcare Services Group Inc. (b)	1	15
Heartland Express Inc.	—	6
Heidrick & Struggles International Inc.	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hillenbrand Inc.	1	15
HNI Corp.	—	8
Honeywell International Inc.	3	458
Howmet Aerospace Inc.	2	26
HUB Group Inc. - Class A (a)	—	12
Huntington Ingalls Industries Inc.	—	26
IDEX Corporation	—	43
Illinois Tool Works Inc.	1	147
Ingersoll Rand Inc. (a)	1	18
Insperity, Inc.	—	5
Insteel Industries, Inc.	—	2
Interface Inc.	—	1
ITT Industries Holdings, Inc.	—	10
Jacobs Engineering Group Inc.	1	97
JB Hunt Transport Services Inc.	—	31
JetBlue Airways Corp. (a)	3	24
Johnson Controls International Public Limited Company	7	188
Kaman Corp.	—	8
Kelly Services Inc. - Class A	—	2
Kennametal Inc.	1	16
Kirby Corp. (a)	—	10
Korn Ferry	1	14
Landstar System Inc.	—	11
Lennox International Inc.	—	21
Lindsay Corp.	—	8
Lydall Inc. (a)	—	1
ManpowerGroup Inc.	1	29
Marten Transport Ltd.	—	5
Matson Intermodal - Paragon, Inc.	—	10
Matthews International Corp. - Class A	—	9
Meritor, Inc. (a)	—	4
Mobile Mini, Inc.	—	4
Moog Inc. - Class A	—	7
MSA Safety Inc.	—	10
MSC Industrial Direct Co. - Class A	—	23
Mueller Industries Inc. (b)	—	4
MYR Group Inc. (a)	—	2
National Presto Industries Inc.	—	3
Nielsen Holdings plc	3	38
Norfolk Southern Corporation	1	158
Now, Inc. (a)	1	4
Nvent Electric Public Limited Company	1	23
Oshkosh Corp.	—	15
Owens Corning Inc.	—	16
Parker-Hannifin Corporation	1	68
Pentair Public Limited Company	2	43
PGT Innovations, Inc. (a)	1	4
Pitney Bowes Inc. (b)	2	3
Powell Industries Inc.	—	5
Proto Labs Inc. (a)	—	5
Quanex Building Products Corp.	—	2
Quanta Services, Inc.	1	20
Raytheon Company	1	129
Regal-Beloit Corp.	—	24
Republic Services Inc.	1	77
Resideo Technologies, Inc. (a)	1	4
Resources Connection, Inc.	—	2
Robert Half International Inc.	1	41
Rockwell Automation Inc.	1	67
Rollins Inc.	1	25
Ryder System, Inc.	1	12
SkyWest Inc.	—	11
Snap-On Inc.	1	54
Southwest Airlines Co.	4	152
Standex International Corp.	—	7
Stanley Black & Decker Inc.	1	134
Stericycle Inc. (a) (b)	1	25
SunRun Inc. (a) (b)	—	2
Team, Inc. (a)	—	2
Terex Corp.	1	10
Textron Inc.	2	53
The Boeing Company	3	396
Titan International, Inc.	—	1
Trane Technologies Public Limited Company	1	68
Trinity Industries Inc. (b)	1	13
TrueBlue, Inc. (a)	—	4
Union Pacific Corporation	2	329
United Airlines Holdings, Inc. (a)	2	62
United Parcel Service Inc. - Class B	3	319
United Technologies Corporation	3	319
US Ecology Parent, Inc.	—	5
Valmont Industries Inc.	—	10
Verisk Analytics, Inc.	1	64
Veritiv Corp. (a)	—	1
Viad Corp	—	1
W. W. Grainger, Inc.	—	98
Wabash National Corp.	—	2
Wabtec Corp.	2	79
Waste Management, Inc.	2	137
Watsco Inc.	—	21
Werner Enterprises Inc.	—	7
XPO Logistics Inc. (a)	1	41
Xylem Inc.	1	44
		8,567
Information Technology 8.6%
Accenture Public Limited Company - Class A	2	340
ADS Alliance Data Systems, Inc.	—	12
ADTRAN, Inc.	—	2
Akamai Technologies, Inc. (a)	—	37
Anixter International Inc. (a)	—	25
Applied Optoelectronics, Inc. (a) (b)	—	—
Arlo Technologies, Inc. (a)	—	—
Arrow Electronics, Inc. (a)	1	39
ASGN Incorporated (a)	—	5
Automatic Data Processing, Inc.	2	203
Avnet, Inc.	1	23
Axcelis Technologies, Inc. (a)	—	5
Badger Meter, Inc.	—	4
Bel Fuse Inc. - Class B	—	1
Belden Inc.	—	12
Benchmark Electronics, Inc.	—	3
Bottomline Technologies Inc. (a)	—	4
Broadridge Financial Solutions, Inc.	—	29
CalAmp Corp. (a)	—	1
Cardtronics Group Limited - Class A (a)	—	2
CDK Global, Inc.	—	12
Ceridian HCM Holding Inc. (a)	—	20
CEVA Inc. (a)	—	2
Ciena Corp. (a)	1	22
Cisco Systems, Inc.	38	1,481
Citrix Systems Inc.	1	69
Cognizant Technology Solutions Corp. - Class A	5	229
Cohu Inc.	—	4
CommVault Systems Inc. (a)	—	6
CoreLogic, Inc.	—	10
Corning Incorporated	4	76
Cree, Inc. (a)	1	33
CTS Corp.	—	3
Daktronics Inc.	—	1
DSP Group, Inc. (a)	—	—
DXC Technology Company	2	31
Ebix Inc. (b)	—	—
ePlus Inc. (a)	—	2
F5 Networks, Inc. (a)	1	60
FARO Technologies Inc. (a)	—	3
Fidelity National Information Services, Inc.	6	663
First Solar, Inc. (a)	1	26
FLIR Systems Inc.	1	18
Global Payments Inc.	1	199
Hewlett Packard Enterprise Company	11	110
HP Inc.	13	227
IHS Markit Ltd.	1	59
II-VI Incorporated (a) (b)	1	21
Insight Enterprises, Inc. (a)	—	6
Intel Corporation	17	899
InterDigital Communications, Inc.	—	14
International Business Machines Corporation	8	872
IPG Photonics Corporation (a)	—	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Jack Henry & Associates Inc.	—	50
Juniper Networks, Inc.	3	56
Knowles Corporation (a)	—	3
Kulicke & Soffa Industries Inc.	—	6
Leidos Holdings Inc.	1	55
Littelfuse Inc.	—	9
Liveramp, Inc. (a)	1	15
LogMeIn, Inc.	—	13
Maxim Integrated Products, Inc.	1	67
MAXIMUS Inc.	—	18
MaxLinear, Inc. - Class A (a)	—	3
Methode Electronics Inc.	—	3
MicroStrategy Inc. - Class A (a)	—	3
MTS Systems Corp.	—	3
National Instruments Corp.	1	20
NCR Corporation (a)	1	10
NetApp, Inc.	1	48
NETGEAR, Inc. (a)	—	5
NetScout Systems, Inc. (a)	1	13
NortonLifelock Inc.	2	35
Onto Innovation Inc. (a)	—	5
Oracle Corporation	8	371
Paychex Inc.	1	59
PC Connection, Inc.	—	2
PDF Solutions Inc. (a)	—	2
Photronics Inc. (a)	1	7
Plantronics Inc. (b)	—	2
PTC Inc. (a)	1	27
Rambus Inc. (a)	1	5
Sabre Corporation	1	8
Sanmina Corp. (a)	1	17
ScanSource Inc. (a)	—	3
Science Applications International Corp.	—	16
Seagate Technology Public Limited Company	1	40
Semtech Corp. (a)	—	14
Skyworks Solutions, Inc.	1	58
SMART Global Holdings, Inc. (a)	—	2
Sykes Enterprises Inc. (a)	—	4
Synaptics Incorporated (a)	—	6
SYNNEX Corporation	—	28
TE Connectivity Ltd.	2	91
Tech Data Corp. (a)	—	40
Teradata Corporation (a)	1	14
Texas Instruments Incorporated	3	314
TiVo Corporation	2	11
TTM Technologies, Inc. (a)	1	7
Unisys Corp. (a)	—	5
VeriSign, Inc. (a)	1	78
ViaSat, Inc. (a)	—	8
Vishay Intertechnology Inc.	1	20
Western Digital Corporation	3	109
Xilinx, Inc.	1	67
		7,816
Communication Services 7.5%
A T N International Limited	—	5
Activision Blizzard, Inc.	7	405
AMC Networks, Inc. - Class A (a)	—	8
AT&T Inc.	65	1,892
CenturyLink Inc.	9	83
Cincinnati Bell Inc. (a)	—	5
Cinemark Holdings, Inc.	1	10
Comcast Corporation - Class A	18	609
Consolidated Communications Holdings Inc.	1	2
Discovery, Inc. - Class A (a) (b)	1	26
Discovery, Inc. - Class C (a)	3	53
Dish Network Corporation - Class A (a)	2	44
Electronic Arts Inc. (a)	1	123
EW Scripps Co. - Class A	—	2
Fox Corporation - Class A	3	75
Fox Corporation - Class B	1	32
Gannett Media Corp. (b)	1	2
Interpublic Group of Cos. Inc.	4	57
Iridium Communications Inc. (a)	—	8
John Wiley & Sons Inc. - Class A	—	13
Live Nation Entertainment, Inc. (a) (b)	1	21
Marcus Corp.	—	2
Meredith Corporation (b)	—	5
New York Times Co. - Class A	1	16
News Corporation - Class A	3	30
News Corporation - Class B	1	8
Omnicom Group Inc.	2	108
Scholastic Corp.	—	10
Shenandoah Telecommunications Company	—	8
Spok Holdings, Inc.	—	1
TEGNA Inc.	2	21
Telephone & Data Systems Inc.	1	17
T-Mobile USA, Inc. (a)	3	235
TripAdvisor Inc.	1	17
Twitter, Inc. (a)	7	172
Verizon Communications Inc.	37	1,974
ViacomCBS Inc. - Class B	5	68
Vonage Holdings Corp. (a)	1	10
Walt Disney Co.	6	602
World Wrestling Entertainment, Inc. - Class A (b)	—	5
		6,784
Utilities 7.1%
ALLETE, Inc.	1	27
Alliant Energy Corporation	2	104
Ameren Corporation	2	162
American Electric Power Company, Inc.	4	350
American Water Works Company, Inc.	1	97
Atmos Energy Corporation	1	106
Avista Corporation	1	26
Black Hills Corporation	—	20
California Water Service Group	—	6
CenterPoint Energy, Inc.	5	70
CMS Energy Corp.	3	148
Consolidated Edison, Inc.	3	233
Dominion Energy, Inc.	7	527
DTE Energy Company	2	161
Duke Energy Corporation	7	523
Edison International	3	177
El Paso Electric Company (b)	—	10
Entergy Corporation	2	169
Essential Utilities, Inc.	1	36
Evergy, Inc.	2	112
Eversource Energy	3	228
Exelon Corporation	9	317
FirstEnergy Corp.	5	195
Hawaiian Electric Industries Inc.	1	23
IDACORP Inc.	—	24
MDU Resources Group Inc.	1	20
National Fuel Gas Company	1	29
New Jersey Resources Corp.	1	28
NextEra Energy, Inc.	2	490
NiSource Inc.	3	84
Northwest Natural Holding Company	—	7
NorthWestern Corp.	1	27
OGE Energy Corp.	2	56
One Gas, Inc.	—	21
Pinnacle West Capital Corp.	1	78
PNM Resources, Inc.	—	12
PPL Corporation	7	167
Public Service Enterprise Group Inc.	5	205
Sempra Energy	1	158
South Jersey Industries Inc.	—	7
Southwest Gas Corp.	1	34
Spire, Inc.	1	34
The AES Corporation	6	81
The Southern Company	9	504
UGI Corp.	2	50
WEC Energy Group Inc.	3	246
Xcel Energy Inc.	5	280
		6,469
Consumer Discretionary 5.1%
Aaron's, Inc.	—	5
Abercrombie & Fitch Co. - Class A	1	6
Adient Public Limited Company (a)	1	8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Adtalem Global Education Inc. (a)	1	16
Advance Auto Parts, Inc.	1	58
American Axle & Manufacturing Holdings, Inc. (a)	1	4
American Eagle Outfitters, Inc. (b)	1	11
American Public Education, Inc. (a)	—	3
America's Car Mart, Inc. (a)	—	1
Aptiv PLC	2	111
Asbury Automotive Group, Inc. (a)	—	6
AutoNation, Inc. (a)	1	16
Barnes & Noble Education, Inc. (a)	—	—
Bed Bath & Beyond Inc. (b)	1	6
Best Buy Co., Inc.	2	118
Big Lots, Inc. (b)	—	6
BJ's Restaurants, Inc.	—	2
Bloomin' Brands, Inc.	—	2
BorgWarner Inc.	2	43
Brinker International Inc.	—	3
Brunswick Corp.	—	12
Buckle Inc. (b)	—	3
Caleres Inc.	—	2
Capri Holdings Limited (a)	1	14
Carnival Plc (b)	4	47
Carter's Inc.	—	10
Cato Corp. - Class A (b)	—	1
Century Communities Inc. (a)	—	3
Cheesecake Factory Inc. (b)	—	5
Chico's FAS Inc.	1	1
Childrens Place Retail Stores Inc. (b)	—	2
Columbia Sportswear Co.	—	6
Conn's Inc. (a) (b)	—	1
Cooper Tire & Rubber Co.	1	7
Cooper-Standard Holdings Inc. (a)	—	1
Core-Mark Holding Co. Inc.	—	11
Cracker Barrel Old Country Store, Inc. (b)	—	18
Dana Holding Corp.	2	12
Darden Restaurants Inc.	1	30
Dave & Buster's Entertainment Inc. (b)	—	1
Delphi Technologies PLC (a)	1	7
Designer Brands Inc. - Class A	—	2
Dick's Sporting Goods Inc.	1	14
Dillard's Inc. - Class A (b)	—	4
Dollar Tree Inc. (a)	2	157
Dorman Products Inc. (a)	—	6
Ethan Allen Interiors Inc.	—	2
Expedia Group, Inc.	1	69
Express, Inc. (a) (b)	—	—
Fiesta Restaurant Group, Inc. (a)	—	—
Foot Locker, Inc.	1	22
Ford Motor Company	35	170
Fossil Group, Inc. (a) (b)	—	1
GameStop Corp. - Class A (b)	1	3
Gap Inc. (b)	2	13
Garrett Motion Inc. (a)	1	2
General Motors Company	11	231
Genesco Inc. (a)	—	1
Gentherm Incorporated (a)	—	4
Genuine Parts Co.	1	89
G-III Apparel Group, Ltd. (a) (b)	—	3
Graham Holdings Co.	—	12
Grand Canyon Education, Inc. (a)	1	33
Group 1 Automotive Inc.	—	6
Grubhub Holdings Inc. (a)	—	16
Guess Inc. (b)	—	2
H & R Block, Inc.	2	24
Hanesbrands Inc. (b)	3	25
Harley-Davidson, Inc.	2	27
Hasbro, Inc.	1	82
Haverty Furniture Cos. Inc.	—	1
Helen of Troy Ltd (a)	—	11
Hibbett Sports Inc. (a) (b)	—	2
iRobot Corp. (a) (b)	—	5
J.C. Penney Co. Inc. (a) (b)	2	1
Jack in the Box Inc.	—	3
KAR Auction Services, Inc.	1	15
KB Home	—	7
Kohl's Corporation	1	20
Kontoor Brands, Inc. (b)	1	10
L Brands, Inc.	2	25
Las Vegas Sands Corp.	1	56
La-Z-Boy Inc.	—	4
Lear Corporation	1	41
Leggett & Platt Inc.	—	10
Lennar Corporation - Class A	3	94
LKQ Corporation (a)	1	25
Lowe`s Companies, Inc.	2	198
Lumber Liquidators, Inc. (a) (b)	—	—
M/I Homes, Inc. (a)	—	3
Macy's, Inc. (b)	3	13
MarineMax Inc. (a)	—	2
Mattel, Inc. (a) (b)	3	27
McDonald's Corporation	4	619
Meritage Homes Corporation (a)	—	5
MGM Resorts International	2	20
Mohawk Industries Inc. (a)	1	39
Monarch Casino & Resort Inc. (a)	—	1
Monro Inc.	—	5
Motorcar Parts of America Inc. (a) (b)	—	2
Movado Group Inc.	—	1
Newell Brands Inc.	4	46
NIKE, Inc. - Class B	4	301
Nordstrom Inc.	1	16
Norwegian Cruise Line Holdings Ltd. (a)	2	21
Office Depot Inc.	5	9
Ollie's Bargain Outlet Holdings Inc. (a) (b)	—	8
Oxford Industries Inc.	—	5
Papa John's International Inc. (b)	—	3
Penn National Gaming Inc. (a) (b)	1	13
Perdoceo Education Corporation (a)	—	3
PetMed Express Inc. (b)	—	1
PVH Corp.	1	26
Ralph Lauren Corp. - Class A	1	31
Red Robin Gourmet Burgers, Inc. (a)	—	2
Regis Corp. (a) (b)	—	1
Royal Caribbean Cruises Ltd. (b)	2	50
Sally Beauty Holdings, Inc. (a)	1	7
Service Corp. International	1	31
Shoe Carnival Inc. (b)	—	1
Signet Jewelers Limited	—	3
Six Flags Operations Inc.	—	4
Sonic Automotive, Inc. - Class A	—	2
Stamps.com Inc. (a)	—	7
Standard Motor Products Inc.	—	6
Strategic Education, Inc.	—	15
Sturm Ruger & Co. Inc.	—	6
Tapestry Inc.	3	33
Target Corporation	2	153
Taylor Morrison Home II Corporation - Class A (a)	1	14
Texas Roadhouse Inc.	—	13
The Goodyear Tire & Rubber Company	2	13
The Home Depot, Inc.	3	524
The Michaels Companies, Inc. (a) (b)	1	1
The Wendy's Company	1	9
Thor Industries Inc.	1	22
Toll Brothers Inc.	1	10
Tractor Supply Co.	1	48
TRI Pointe Homes, Inc. (a)	1	12
Tupperware Brands Corp. (b)	—	1
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	41
Under Armour Inc. - Class A (a)	2	16
Under Armour Inc. - Class C (a)	2	16
Unifi Inc. (a)	—	2
Urban Outfitters Inc. (a)	1	11
Vera Bradley, Inc. (a)	—	—
VF Corp.	1	75
Vista Outdoor Inc. (a)	1	6
Visteon Corporation (a) (b)	—	3
Whirlpool Corporation	1	49
Williams-Sonoma Inc. (b)	—	8
Wolverine World Wide, Inc.	1	13
WW International, Inc. (a)	—	3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Wyndham Destinations, Inc.	1	11
		4,629
Energy 4.9%
Antero Midstream Corporation (b)	2	5
Apache Corporation	1	5
Apergy Corporation (a) (b)	1	5
Archrock, Inc.	1	4
Baker Hughes, a GE Company, LLC - Class A	6	61
Bonanza Creek Energy, Inc. (a)	—	2
Cabot Oil & Gas Corp.	1	24
Callon Petroleum Company (a) (b)	1	1
Chevron Corporation	17	1,217
Cimarex Energy Co.	—	6
CNX Resources Corporation (a) (b)	2	11
Concho Resources Inc.	2	75
CONSOL Mining Corporation (a) (b)	—	—
Core Laboratories N.V. (b)	—	3
Denbury Resources Inc. (a) (b)	4	1
Devon Energy Corporation	4	24
Diamond Offshore Drilling, Inc. (a) (b)	—	1
Diamondback Energy, Inc.	2	38
Dorian LPG Ltd. (a)	—	1
Dril-Quip Inc. (a)	—	13
EOG Resources, Inc.	3	92
EQT Corporation	2	15
Equitrans Midstream Corp. (b)	2	11
ERA Group Inc. (a)	—	—
Exterran Trinidad LLC (a)	—	1
Exxon Mobil Corporation	38	1,427
Green Plains Renewable Energy Inc. (b)	—	2
Gulfport Energy Corporation (a) (b)	1	—
Halliburton Company	8	52
Helmerich & Payne Inc.	1	15
HollyFrontier Corp.	1	34
Kinder Morgan, Inc.	17	240
Laredo Petroleum Holdings Inc. (a) (b)	1	—
Marathon Oil Corporation	7	24
Marathon Petroleum Corporation	6	135
Matrix Service Co. (a)	—	1
Murphy Oil Corporation (b)	1	6
Nabors Industries Ltd (b)	2	1
National Oilwell Varco, Inc.	2	24
Newpark Resources Inc. (a)	1	1
Noble Corporation PLC (a) (b)	1	—
Noble Energy, Inc.	4	26
Oasis Petroleum Inc. (a) (b)	3	1
Occidental Petroleum Corporation (b)	8	91
Oceaneering International, Inc. (a)	1	2
Oil States International Inc. (a)	—	1
ONEOK, Inc.	4	79
Patterson-UTI Energy Inc.	2	3
PBF Energy Inc. - Class A	1	7
PDC Energy, Inc. (a) (b)	1	3
Phillips 66	2	105
Pioneer Natural Resources Co.	1	37
Propetro Holding Corp. (a)	1	2
QEP Resources, Inc.	1	—
Range Resources Corporation (b)	2	5
Reg Biofuels, LLC (a)	—	6
REX Stores Corp. (a)	—	1
RPC Inc. (b)	—	—
Schlumberger Ltd.	12	165
SEACOR Holdings Inc. (a)	—	3
SM Energy Company (b)	1	1
Southwestern Energy Co. (a) (b)	6	10
TechnipFMC PLC	4	26
TETRA Technologies, Inc. (a)	—	—
The Williams Companies, Inc.	11	151
Transocean Ltd. (a) (b)	6	7
U.S. Silica Holdings, Inc. (b)	—	1
Valaris PLC - Class A (b)	2	1
Valero Energy Corporation	4	164
Whiting Petroleum Corporation (a) (b)	1	—
World Fuel Services Corp.	1	14
		4,490
Real Estate 3.8%
Acadia Realty Trust	—	4
Alexander & Baldwin, LLC	—	4
Alexandria Real Estate Equities, Inc.	1	69
American Assets Trust, Inc.	—	4
American Campus Communities, Inc.	1	16
Apartment Investment and Management Company - Class A	1	45
Apollo Commercial Real Estate Finance, Inc.	1	9
Armada Hoffler Properties, Inc.	—	2
ARMOUR Residential REIT, Inc.	1	4
AvalonBay Communities, Inc. (b)	1	185
Boston Properties Inc.	1	67
Brixmor Property Group Inc.	1	10
Camden Property Trust	—	29
Capstead Mortgage Corporation	1	5
Caretrust REIT, Inc.	—	5
CBL & Associates Properties Inc. (b)	1	—
Cedar Realty Trust Inc.	—	—
Chatham Lodging Trust	1	3
CoreCivic, Inc.	1	14
Corporate Office Properties Trust	1	11
Crown Castle International Corp.	2	227
Cyrusone LLC	—	23
DiamondRock Hospitality Co.	2	11
Digital Realty Trust Inc.	2	323
Diversified Healthcare Trust	2	8
Douglas Emmett, Inc.	1	15
Duke Realty Corp.	1	43
Dwight A. Walker Real Estate, Inc. - Class A	—	3
Easterly Government Properties, Inc.	—	6
EPR Properties (b)	1	10
Equity Residential	3	194
Essex Property Trust Inc.	—	66
Extra Space Storage Inc.	1	45
Federal Realty Investment Trust	—	27
First Industrial Realty Trust, Inc.	—	11
Four Corners Property Trust, Inc.	—	4
Franklin Street Properties Corp.	1	7
Getty Realty Corp.	—	2
Global Net Lease Inc.	1	9
Healthcare Realty Trust Inc.	1	19
Healthpeak Properties, Inc.	2	57
Hersha Hospitality Trust	—	1
Highwoods Properties Inc.	—	14
Host Hotels & Resorts, Inc.	7	71
Independence Realty Trust, Inc.	—	3
Industrial Logistics Properties Trust	1	9
Invesco Mortgage Capital Inc.	2	5
Investors Real Estate Trust (b)	—	1
Iron Mountain Incorporated	3	62
iStar Inc. (b)	1	8
JBG Smith Properties	1	33
Jones Lang LaSalle Incorporated	—	27
Kilroy Realty Corporation	—	21
Kimco Realty Corporation	4	35
Kite Realty Naperville, LLC	1	8
KKR Real Estate Finance Trust Inc. (b)	—	5
Lamar Advertising Co. - Class A	—	15
Lexington Realty Trust	1	10
Life Storage Inc.	—	16
LTC Properties Inc.	—	4
Macerich Co. (b)	1	6
Mack-Cali Realty Corporation	1	15
Marcus & Millichap Inc. (a)	—	2
Medical Properties Trust, Inc.	5	81
Mid-America Apartment Communities, Inc.	1	59
National Retail Properties, Inc.	1	22
National Storage Affiliates Trust	—	6
New York Mortgage Trust Inc. (b)	3	5
NexPoint Residential Trust, Inc.	—	1
Office Properties Income Trust (b)	—	10
Omega Healthcare Investors, Inc.	1	27

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Park Hotels & Resorts Inc. (b)	2	17
Pebblebrook Hotel Trust	1	13
Pennsylvania REIT (b)	—	—
PotlatchDeltic Corp.	—	9
ProLogis Inc.	3	230
Public Storage	1	148
Rayonier Inc. (b)	1	19
Ready Capital Corporation	—	1
Realogy Holdings Corp. (b)	1	4
Realty Income Corporation	2	80
Redwood Trust Inc.	1	5
Regency Centers Corp.	2	58
Retail Opportunity Investments Corp.	1	4
RPT Realty	1	4
Sabra Health Care REIT, Inc.	2	21
Saul Centers Inc.	—	1
Service Properties Trust	2	8
Simon Property Group, Inc.	2	89
SL Green Realty Corp.	1	32
Spirit Realty Capital, Inc.	1	15
Summit Hotel Properties Inc.	1	3
Tanger Factory Outlet Centers Inc. (b)	1	4
Taubman Centers Inc.	—	12
The GEO Group, Inc.	1	16
UDR, Inc.	1	51
Uniti Group Inc. (b)	2	12
Urban Edge Properties	1	5
Urstadt Biddle Properties Inc. - Class A	—	1
Ventas, Inc.	3	88
Vornado Realty Trust	2	52
Washington Prime Group, L.P. (b)	1	1
Washington REIT	—	9
Weingarten Realty Investors	1	9
Welltower Inc.	4	164
Weyerhaeuser Company	7	111
Whitestone REIT	—	2
Xenia Hotels & Resorts Inc. (b)	1	12
		3,488
Materials 2.9%
AdvanSix Inc. (a)	—	1
Albemarle Corporation (b)	1	54
Allegheny Technologies Incorporated (a) (b)	1	4
Amcor Plc	14	116
American Vanguard Corporation	—	2
AptarGroup, Inc.	—	22
Ashland Global Holdings Inc.	1	26
Avery Dennison Corporation	—	20
Ball Corporation	1	53
Boise Cascade Company	—	8
Cabot Corp.	—	6
Carpenter Technology Corp.	—	3
Century Aluminum Co. (a)	1	2
CF Industries Holdings Inc.	2	53
Clearwater Paper Corporation (a)	—	5
Cleveland-Cliffs Inc. (b)	2	7
Commercial Metals Co.	1	17
Compass Minerals International, Inc. (b)	—	3
Corteva, Inc.	7	159
Domtar Corp.	1	10
DuPont de Nemours, Inc.	7	223
Eastman Chemical Co.	1	57
Ecolab Inc.	1	173
Ferro Corporation (a)	1	9
Freeport-McMoRan Inc. - Class B	6	38
FutureFuel Corp.	—	1
GCP Applied Technologies Inc. (a)	—	7
Greif Inc. - Class A	—	6
H.B. Fuller Company	—	5
Hawkins Inc.	—	3
Haynes International Inc.	—	1
International Flavors & Fragrances Inc. (b)	1	98
International Paper Company	4	111
Kaiser Aluminum Corporation	—	3
Kraton Corporation (a)	—	3
Linde Public Limited Company	1	238
Livent Corporation (a) (b)	1	7
Louisiana-Pacific Corp.	—	5
LSB Industries Inc. (a)	—	—
LyondellBasell Industries N.V. - Class A	2	112
Materion Corp.	—	2
Mercer International Inc.	—	2
Minerals Technologies Inc.	—	12
MOS Holdings Inc. (b)	3	35
Myers Industries Inc.	—	2
Neenah Inc.	—	3
NewMarket Corp.	—	8
Newmont Corporation	7	329
Nucor Corporation	3	98
O-I Glass, Inc. (b)	1	8
Olin Corporation (b)	1	15
Olympic Steel, Inc.	—	—
P.H. Glatfelter Co.	—	3
Packaging Corporation of America	1	75
Park Aerospace Technologies Corp.	—	2
PolyOne Corporation	1	16
PPG Industries, Inc.	1	87
Quaker Chemical Corp. (b)	—	17
Rayonier Advanced Materials Inc.	—	—
RPM International Inc.	1	29
Sealed Air Corporation	1	33
Sensient Technologies Corporation	1	19
Silgan Holdings Inc.	—	8
Sonoco Products Co.	1	40
Steel Dynamics Inc.	1	20
Stepan Co.	—	7
SunCoke Energy, Inc.	1	2
The Chemours Company (b)	1	12
TimkenSteel Corp. (a)	—	1
Tredegar Corp.	—	2
Trinseo S.A.	1	9
U.S. Concrete, Inc. (a)	—	2
United States Steel Corporation (b)	2	12
Valvoline, Inc.	1	10
Warrior Met Coal, Inc.	—	4
Westrock Company, Inc.	2	66
Worthington Industries Inc.	—	9
		2,670
Total Common Stocks (cost $117,293)		90,284
INVESTMENT COMPANIES 0.6%
iShares S&P 500 Value Index Fund	5	510
iShares S&P Mid-Cap 400 Value ETF	—	43
iShares S&P Small-Cap 600 Value ETF	—	20
Total Investment Companies (cost $575)		573
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (d)	—	—
Total Rights (cost $0)		—
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (e)	1,436	1,436
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (e)	759	759
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	34	34
0.05%, 12/31/20 (f) (g)	10	10
		44
Total Short Term Investments (cost $2,239)		2,239
Total Investments 102.2% (cost $120,107)		93,096
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net (2.2)%		(1,970)
Total Net Assets 100.0%		91,120

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	336	46	12	2	(6)	(114)	250	0.3%

JNL/Mellon S&P 1500 Value Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	3	June 2020	402	(6)	(17)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 400 MidCap Index Fund
COMMON STOCKS 99.2%
Information Technology 16.6%
ACI Worldwide, Inc. (a)	196	4,732
Arrow Electronics, Inc. (a)	137	7,122
ASGN Incorporated (a)	90	3,190
Avnet, Inc.	171	4,301
Belden Inc.	66	2,372
Blackbaud, Inc.	83	4,631
Cabot Microelectronics Corporation	49	5,632
CACI International Inc. - Class A (a)	43	8,981
CDK Global, Inc.	206	6,771
Ceridian HCM Holding Inc. (a)	171	8,572
Ciena Corp. (a)	261	10,393
Cirrus Logic Inc. (a)	97	6,390
Cognex Corp.	289	12,183
Coherent Inc. (a)	41	4,324
CommVault Systems Inc. (a)	71	2,885
CoreLogic, Inc.	134	4,091
Cree, Inc. (a)	183	6,480
Cypress Semiconductor Corp.	624	14,543
Fair Isaac Corporation (a)	49	15,044
First Solar, Inc. (a)	128	4,605
II-VI Incorporated (a) (b)	147	4,181
InterDigital Communications, Inc.	53	2,361
J2 Cloud Services, LLC	79	5,879
Jabil Inc.	236	5,793
KBR, Inc.	242	5,005
Littelfuse Inc.	41	5,474
Liveramp, Inc. (a)	114	3,745
LogMeIn, Inc.	83	6,899
Lumentum Holdings Inc. (a)	130	9,601
Manhattan Associates Inc. (a)	108	5,402
MAXIMUS Inc.	108	6,276
MKS Instruments, Inc.	92	7,487
Monolithic Power Systems Inc.	68	11,418
National Instruments Corp.	200	6,621
NCR Corporation (a)	218	3,850
NetScout Systems, Inc. (a)	110	2,615
Perspecta Inc.	231	4,220
PTC Inc. (a)	175	10,735
Sabre Corporation	460	2,730
Science Applications International Corp.	83	6,210
Semtech Corp. (a)	111	4,177
Silicon Laboratories Inc. (a)	73	6,243
SolarEdge Technologies Ltd. (a) (b)	83	6,759
Synaptics Incorporated (a)	56	3,254
SYNNEX Corporation	69	5,069
Tech Data Corp. (a)	60	7,816
Teradata Corporation (a)	190	3,900
Teradyne Inc.	283	15,329
Trimble Inc. (a)	420	13,380
Tyler Technologies Inc. (a)	66	19,530
Universal Display Corporation	72	9,426
ViaSat, Inc. (a)	98	3,533
Vishay Intertechnology Inc.	226	3,257
Wex, Inc. (a)	74	7,688
		363,105
Financials 15.7%
Affiliated Managers Group, Inc.	84	4,939
Alleghany Corporation	24	13,424
American Financial Group, Inc.	127	8,911
Associated Banc-Corp	270	3,447
BancorpSouth Bank	161	3,051
Bank of Hawaii Corporation	68	3,745
Bank OZK	204	3,399
Brighthouse Financial, Inc. (a)	186	4,494
Brown & Brown Inc.	395	14,305
Cathay General Bancorp	129	2,951
CIT Group Inc.	159	2,744
CNO Financial Group, Inc.	256	3,170
Commerce Bancshares Inc.	175	8,813
Cullen/Frost Bankers Inc. (b)	96	5,353
East West Bancorp, Inc.	246	6,323
Eaton Vance Corp.	191	6,147
Evercore Inc. - Class A	66	3,044
FactSet Research Systems Inc.	64	16,706
Federated Investors, Inc. - Class B	164	3,130
First American Financial Corporation	191	8,095
First Financial Bankshares, Inc. (b)	229	6,145
First Horizon National Corporation	527	4,251
FirstCash, Inc.	72	5,191
FNB Corp.	547	4,028
Fulton Financial Corp. (b)	276	3,171
Genworth Financial, Inc. - Class A (a)	858	2,849
Hancock Whitney Co.	148	2,888
Hanover Insurance Group Inc.	67	6,055
Home BancShares, Inc.	264	3,164
Interactive Brokers Group, Inc.	130	5,619
International Bancshares Corporation	96	2,588
Janus Henderson Group PLC	264	4,050
Jefferies Financial Group Inc.	406	5,549
Kemper Corp.	106	7,858
Legg Mason, Inc.	139	6,779
LendingTree, Inc. (a) (b)	13	2,362
Mercury General Corp.	45	1,845
Navient Corporation	287	2,177
New York Community Bancorp Inc.	793	7,451
Old Republic International Corp.	481	7,340
PacWest Bancorp (b)	203	3,640
Pinnacle Financial Partners, Inc.	122	4,580
Primerica, Inc.	70	6,228
Prosperity Bancshares Inc.	160	7,734
Reinsurance Group of America, Incorporated	106	8,888
RenaissanceRe Holdings Ltd	75	11,130
RLI Corp.	67	5,911
SEI Investments Co.	213	9,870
Selective Insurance Group Inc.	100	4,971
Signature Bank	91	7,322
SLM Corporation	711	5,111
Sterling Bancorp	342	3,576
Stifel Financial Corp.	116	4,782
Synovus Financial Corp.	248	4,363
TCF Financial Corporation	259	5,859
Texas Capital Bancshares, Inc. (a) (b)	86	1,917
Trustmark Corp.	108	2,513
UMB Financial Corp.	73	3,402
Umpqua Holdings Corp.	371	4,039
United Bankshares Inc.	171	3,943
Valley National Bancorp	660	4,821
Washington Federal Inc.	132	3,420
Webster Financial Corp.	155	3,545
Wintrust Financial Corporation	96	3,149
		342,265
Industrials 15.6%
Acuity Brands, Inc.	67	5,758
AECOM (a)	267	7,965
AGCO Corporation	106	4,987
Avis Budget Group, Inc. (a) (b)	96	1,333
Axone Intelligence Inc. (a)	100	7,076
Brink's Co.	84	4,384
Carlisle Cos. Inc.	96	11,986
Clean Harbors Inc. (a)	86	4,435
Colfax Corp. (a)	143	2,837
Crane Co.	86	4,219
Curtiss-Wright Corp.	72	6,696
Deluxe Corp.	71	1,834
Donaldson Co. Inc.	213	8,247
Dycom Industries, Inc. (a)	53	1,371
EMCOR Group, Inc.	95	5,796
EnerSys	72	3,542
Fluor Corp.	241	1,664
FTI Consulting Inc. (a)	63	7,601
GATX Corporation (b)	59	3,714
Generac Holdings Inc. (a)	106	9,839
Graco Inc.	282	13,721
Healthcare Services Group Inc. (b)	124	2,971

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Herman Miller Inc.	102	2,260
HNI Corp.	72	1,814
Hubbell Inc.	92	10,531
Insperity, Inc.	64	2,378
ITT Industries Holdings, Inc.	149	6,751
JetBlue Airways Corp. (a)	492	4,401
Kennametal Inc.	139	2,590
Kirby Corp. (a)	101	4,384
Knight-Swift Transportation Holdings Inc. - Class A	208	6,837
Landstar System Inc.	67	6,378
Lennox International Inc.	59	10,760
Lincoln Electric Holdings Inc. (b)	103	7,116
ManpowerGroup Inc.	99	5,269
MasTec Inc. (a)	101	3,312
Mercury Systems Inc. (a)	94	6,680
MSA Safety Inc. (b)	60	6,119
MSC Industrial Direct Co. - Class A	76	4,167
Nordson Corp.	86	11,661
Now, Inc. (a)	180	930
Nvent Electric Public Limited Company	264	4,449
Oshkosh Corp.	116	7,431
Owens Corning Inc.	183	7,117
Regal-Beloit Corp.	69	4,373
Resideo Technologies, Inc. (a)	213	1,033
Ryder System, Inc.	90	2,390
Stericycle Inc. (a) (b)	155	7,516
Teledyne Technologies Inc. (a)	62	18,310
Terex Corp.	113	1,619
Tetra Tech, Inc.	93	6,542
Timken Co.	114	3,685
Toro Co.	180	11,712
Trex Company, Inc. (a)	99	7,939
Trinity Industries Inc.	165	2,659
Valmont Industries Inc.	37	3,890
Watsco Inc.	55	8,763
Werner Enterprises Inc.	74	2,693
Woodward Governor Co.	96	5,691
XPO Logistics Inc. (a) (b)	156	7,592
		341,718
Consumer Discretionary 12.1%
Aaron's, Inc.	114	2,607
Adient Public Limited Company (a)	148	1,340
Adtalem Global Education Inc. (a)	90	2,425
American Eagle Outfitters, Inc.	270	2,145
AutoNation, Inc. (a)	101	2,822
Bed Bath & Beyond Inc. (b)	213	896
Boyd Gaming Corporation	136	1,967
Brinker International Inc. (b)	64	768
Brunswick Corp.	138	4,893
Caesars Entertainment Corp. (a)	948	6,408
Carter's Inc.	75	4,935
Cheesecake Factory Inc. (b)	70	1,191
Choice Hotels International Inc. (b)	53	3,271
Churchill Downs Inc.	60	6,190
Columbia Sportswear Co.	49	3,402
Cracker Barrel Old Country Store, Inc. (b)	41	3,425
Dana Holding Corp.	244	1,907
Deckers Outdoor Corp. (a)	48	6,382
Delphi Technologies PLC (a)	144	1,156
Dick's Sporting Goods Inc.	108	2,288
Dillard's Inc. - Class A (b)	16	592
Domino's Pizza, Inc.	65	21,168
Dunkin' Brands Group Inc.	140	7,416
Eldorado Resorts, Inc. (a) (b)	113	1,623
ETSY, Inc. (a)	200	7,683
Five Below, Inc. (a)	94	6,603
Foot Locker, Inc.	182	4,011
Gentex Corp.	427	9,460
Graham Holdings Co.	7	2,489
Grand Canyon Education, Inc. (a)	82	6,240
Grubhub Holdings Inc. (a)	155	6,320
Helen of Troy Ltd (a)	42	6,103
Jack in the Box Inc.	40	1,397
KAR Auction Services, Inc.	218	2,615
KB Home	147	2,656
Lear Corporation	93	7,593
Marriott Vacations Worldwide Corporation	63	3,525
Mattel, Inc. (a) (b)	588	5,178
Murphy USA Inc. (a)	49	4,132
Ollie's Bargain Outlet Holdings Inc. (a) (b)	92	4,262
Papa John's International Inc. (b)	37	1,990
Penn National Gaming Inc. (a) (b)	187	2,368
Polaris Industries Inc.	97	4,664
Pool Corporation	68	13,300
RH (a) (b)	28	2,815
Sally Beauty Holdings, Inc. (a)	195	1,575
Scientific Games Corporation - Class A (a) (b)	94	914
Service Corp. International	309	12,069
Six Flags Operations Inc.	134	1,681
Skechers U.S.A. Inc. - Class A (a)	225	5,352
Taylor Morrison Home II Corporation - Class A (a)	221	2,431
Tempur Sealy International, Inc. (a)	76	3,331
Texas Roadhouse Inc.	110	4,532
The Goodyear Tire & Rubber Company	400	2,326
The Wendy's Company	309	4,601
Thor Industries Inc. (b)	94	3,969
Toll Brothers Inc.	205	3,942
TRI Pointe Homes, Inc. (a)	235	2,064
Urban Outfitters Inc. (a)	121	1,726
Visteon Corporation (a) (b)	47	2,276
Williams-Sonoma Inc. (b)	132	5,623
WW International, Inc. (a)	80	1,347
Wyndham Destinations, Inc.	154	3,333
Wyndham Hotels & Resorts, Inc.	162	5,106
		264,819
Health Care 11.8%
Acadia Healthcare Company, Inc. (a)	151	2,780
Allscripts Healthcare Solutions, Inc. (a)	272	1,914
Amedisys, Inc. (a)	55	10,055
Arrowhead Pharmaceuticals Inc (a)	168	4,843
Avanos Medical, Inc. (a)	81	2,189
Bio-Rad Laboratories, Inc. - Class A (a)	36	12,789
Bio-Techne Corporation	64	12,198
Cantel Medical Corp.	64	2,311
Catalent Inc. (a)	261	13,570
Charles River Laboratories International Inc. (a)	82	10,400
Chemed Corporation	27	11,702
Encompass Health Corporation	166	10,653
Exelixis, Inc. (a)	512	8,824
Globus Medical Inc. - Class A (a)	130	5,514
Haemonetics Corp. (a)	86	8,578
HealthEquity, Inc. (a)	120	6,082
Hill-Rom Holdings Inc.	113	11,334
ICU Medical, Inc. (a)	32	6,536
Integra LifeSciences Holdings Corp. (a)	120	5,360
Ligand Pharmaceuticals Incorporated (a) (b)	28	2,025
LivaNova PLC (a)	82	3,712
Masimo Corp. (a)	83	14,674
Mednax, Inc. (a)	143	1,666
Molina Healthcare, Inc. (a)	106	14,791
Nektar Therapeutics (a) (b)	300	5,347
NuVasive Inc. (a)	88	4,434
Patterson Cos. Inc.	145	2,211
Penumbra, Inc. (a)	54	8,740
PRA Health Sciences, Inc. (a)	107	8,921
Prestige Consumer Healthcare Inc. (a)	85	3,126
Repligen Corporation (a)	80	7,677
Syneos Health, Inc. - Class A (a)	106	4,164
Tenet Healthcare Corporation (a)	179	2,571
United Therapeutics Corporation (a)	74	7,061
West Pharmaceutical Services Inc.	125	19,028
		257,780
Real Estate 9.8%
American Campus Communities, Inc.	233	6,475
Brixmor Property Group Inc.	502	4,769
Camden Property Trust (b)	164	12,957
CoreCivic, Inc.	200	2,230
CoreSite Realty Corporation	64	7,412

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Corporate Office Properties Trust	191	4,233
Cousins Properties Incorporated	247	7,241
Cyrusone LLC	191	11,797
Diversified Healthcare Trust	405	1,470
Douglas Emmett, Inc.	278	8,483
EastGroup Properties Inc.	65	6,810
EPR Properties (b)	133	3,223
First Industrial Realty Trust, Inc.	215	7,160
Healthcare Realty Trust Inc.	227	6,341
Highwoods Properties Inc.	175	6,194
JBG Smith Properties	200	6,374
Jones Lang LaSalle Incorporated	87	8,780
Kilroy Realty Corporation	165	10,484
Lamar Advertising Co. - Class A	145	7,437
Life Storage Inc.	79	7,489
Macerich Co. (b)	189	1,066
Mack-Cali Realty Corporation	154	2,339
Medical Properties Trust, Inc.	874	15,105
National Retail Properties, Inc.	290	9,324
Omega Healthcare Investors, Inc.	371	9,854
Park Hotels & Resorts Inc.	410	3,247
Pebblebrook Hotel Trust	224	2,445
PotlatchDeltic Corp.	113	3,547
PS Business Parks, Inc.	34	4,566
Rayonier Inc. (b)	219	5,161
Sabra Health Care REIT, Inc.	347	3,789
Service Properties Trust	283	1,527
Spirit Realty Capital, Inc.	170	4,449
Taubman Centers Inc.	104	4,345
The GEO Group, Inc.	204	2,475
Urban Edge Properties	196	1,726
Weingarten Realty Investors	203	2,935
		215,259
Materials 5.9%
Allegheny Technologies Incorporated (a) (b)	211	1,792
AptarGroup, Inc.	108	10,739
Ashland Global Holdings Inc.	101	5,078
Cabot Corp.	96	2,498
Carpenter Technology Corp.	81	1,584
Commercial Metals Co.	199	3,143
Compass Minerals International, Inc.	58	2,219
Domtar Corp.	98	2,126
Eagle Materials Inc.	70	4,090
Greif Inc. - Class A	44	1,356
Ingevity Corporation (a)	72	2,530
Louisiana-Pacific Corp.	199	3,417
Minerals Technologies Inc.	60	2,158
NewMarket Corp. (b)	13	4,792
O-I Glass, Inc. (b)	268	1,904
Olin Corporation (b)	270	3,153
PolyOne Corporation	150	2,854
Reliance Steel & Aluminum Co.	112	9,851
Royal Gold Inc.	111	9,708
RPM International Inc.	219	13,030
Scotts Miracle-Gro Co. - Class A	67	6,885
Sensient Technologies Corporation	72	3,121
Silgan Holdings Inc.	132	3,832
Sonoco Products Co.	169	7,825
Steel Dynamics Inc.	363	8,185
The Chemours Company	275	2,435
United States Steel Corporation (b)	284	1,791
Valvoline, Inc. (b)	319	4,181
Worthington Industries Inc.	63	1,654
		127,931
Utilities 5.1%
ALLETE, Inc.	88	5,318
Black Hills Corporation	104	6,679
Essential Utilities, Inc.	364	14,835
Hawaiian Electric Industries Inc.	185	7,964
IDACORP Inc.	86	7,512
MDU Resources Group Inc.	340	7,317
National Fuel Gas Company	146	5,458
New Jersey Resources Corp. (b)	161	5,464
NorthWestern Corp.	86	5,119
OGE Energy Corp.	338	10,382
One Gas, Inc.	89	7,437
PNM Resources, Inc.	135	5,134
Southwest Gas Corp.	93	6,443
Spire, Inc.	86	6,441
UGI Corp.	353	9,406
		110,909
Consumer Staples 3.6%
BJ's Wholesale Club Holdings, Inc. (a)	206	5,242
Boston Beer Co. Inc. - Class A (a)	16	5,769
Casey's General Stores Inc.	62	8,224
Darling Ingredients Inc. (a)	276	5,284
Edgewell Personal Care Colombia S A S (a)	92	2,213
Energizer Holdings, Inc. (b)	108	3,274
Flowers Foods Inc.	325	6,662
Hain Celestial Group Inc. (a) (b)	137	3,561
Ingredion Inc.	113	8,502
Lancaster Colony Corp.	33	4,821
Nu Skin Enterprises, Inc. - Class A	96	2,099
Pilgrim's Pride Corporation (a)	89	1,607
Post Holdings, Inc. (a)	112	9,305
Sanderson Farms Inc.	33	4,090
Sprouts Farmers Market, Inc. (a)	199	3,693
Tootsie Roll Industries Inc. (b)	30	1,071
Treehouse Foods, Inc. (a)	95	4,174
		79,591
Communication Services 2.0%
AMC Networks, Inc. - Class A (a)	75	1,825
Cable One, Inc.	8	13,946
Cinemark Holdings, Inc.	183	1,867
John Wiley & Sons Inc. - Class A	75	2,806
Meredith Corporation (b)	68	835
New York Times Co. - Class A	242	7,446
TEGNA Inc.	365	3,968
Telephone & Data Systems Inc.	167	2,802
TripAdvisor Inc.	176	3,067
World Wrestling Entertainment, Inc. - Class A (b)	81	2,760
Yelp Inc. - Class A (a)	108	1,943
		43,265
Energy 1.0%
Antero Midstream Corporation (b)	515	1,082
Apergy Corporation (a)	132	759
Cimarex Energy Co.	170	2,853
CNX Resources Corporation (a)	319	1,695
Core Laboratories N.V. (b)	76	781
EQT Corporation	430	3,041
Equitrans Midstream Corp. (b)	346	1,740
Matador Resources Co. (a) (b)	189	468
Murphy Oil Corporation (b)	253	1,552
Patterson-UTI Energy Inc. (b)	326	765
PBF Energy Inc. - Class A (b)	175	1,242
Transocean Ltd. (a) (b)	984	1,141
World Fuel Services Corp.	111	2,794
WPX Energy, Inc. (a)	709	2,162
		22,075
Total Common Stocks (cost $2,572,840)		2,168,717
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	37,932	37,932
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	13,811	13,811
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	883	883
0.05%, 12/31/20 (e) (f)	895	894

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
0.15%, 02/25/21 (e) (f)	382	381
		2,158
Total Short Term Investments (cost $53,903)		53,901
Total Investments 101.7% (cost $2,626,743)		2,222,618
Other Derivative Instruments (0.0)%		(204)
Other Assets and Liabilities, Net (1.7)%		(36,899)
Total Net Assets 100.0%		2,185,515

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Mellon S&P 400 MidCap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	137	June 2020	17,782	(204)	1,916

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon S&P 500 Index Fund
COMMON STOCKS 98.3%
Information Technology 25.2%
Accenture Public Limited Company - Class A	213	34,792
Adobe Inc. (a)	163	51,745
ADS Alliance Data Systems, Inc.	14	470
Advanced Micro Devices, Inc. (a) (b)	395	17,971
Akamai Technologies, Inc. (a)	57	5,173
Amphenol Corporation - Class A	101	7,329
Analog Devices, Inc.	124	11,121
ANSYS, Inc. (a)	28	6,599
Apple Inc.	1,405	357,300
Applied Materials, Inc.	312	14,316
Arista Networks, Inc. (a)	18	3,709
Autodesk, Inc. (a)	73	11,448
Automatic Data Processing, Inc.	146	19,928
Broadcom Inc.	133	31,548
Broadridge Financial Solutions, Inc.	38	3,577
Cadence Design Systems Inc. (a)	95	6,265
CDW Corp.	49	4,543
Cisco Systems, Inc. (b)	1,425	56,013
Citrix Systems Inc.	38	5,356
Cognizant Technology Solutions Corp. - Class A	187	8,683
Corning Incorporated (b)	254	5,227
DXC Technology Company	93	1,211
F5 Networks, Inc. (a)	19	2,054
Fidelity National Information Services, Inc.	207	25,184
Fiserv, Inc. (a)	193	18,293
FleetCor Technologies Inc. (a)	29	5,396
FLIR Systems Inc.	43	1,361
Fortinet, Inc. (a)	48	4,892
Gartner Inc. (a)	31	3,048
Global Payments Inc.	101	14,601
Hewlett Packard Enterprise Company	442	4,294
HP Inc.	502	8,710
IHS Markit Ltd.	135	8,083
Intel Corporation	1,462	79,121
International Business Machines Corporation	297	32,958
Intuit Inc.	88	20,297
IPG Photonics Corporation (a) (b)	13	1,407
Jack Henry & Associates Inc. (b)	26	4,053
Juniper Networks, Inc. (b)	118	2,256
Keysight Technologies, Inc. (a) (b)	63	5,272
KLA-Tencor Corp. (b)	53	7,689
Lam Research Corp.	49	11,749
Leidos Holdings Inc. (b)	43	3,983
MasterCard Incorporated - Class A	298	72,071
Maxim Integrated Products, Inc.	92	4,486
Microchip Technology Incorporated (b)	79	5,376
Micron Technology, Inc. (a)	373	15,691
Microsoft Corporation	2,566	404,757
Motorola Solutions Inc.	58	7,721
NetApp, Inc.	77	3,226
NortonLifelock Inc.	193	3,609
NVIDIA Corporation	206	54,177
Oracle Corporation (b)	727	35,134
Paychex Inc.	108	6,765
Paycom Software, Inc. (a) (b)	15	3,059
Paypal Holdings, Inc. (a)	394	37,743
Qorvo, Inc. (a)	41	3,313
Qualcomm Incorporated	383	25,905
Salesforce.Com, Inc. (a) (b)	298	42,879
Seagate Technology Public Limited Company	80	3,920
ServiceNow, Inc. (a) (b)	63	18,105
Skyworks Solutions, Inc.	58	5,219
Synopsys Inc. (a)	51	6,564
TE Connectivity Ltd.	114	7,210
Texas Instruments Incorporated	314	31,340
VeriSign, Inc. (a)	35	6,349
Visa Inc. - Class A (b)	575	92,720
Western Digital Corporation	100	4,154
Western Union Co. (b)	144	2,609
Xerox Holdings Corporation	63	1,194
Xilinx, Inc.	85	6,593
Zebra Technologies Corp. - Class A (a)	18	3,356
		1,844,270
Health Care 15.1%
Abbott Laboratories (b)	597	47,107
AbbVie Inc. (b)	496	37,826
ABIOMED, Inc. (a) (b)	15	2,176
Agilent Technologies, Inc.	106	7,618
Alexion Pharmaceuticals, Inc. (a)	74	6,683
Align Technology, Inc. (a)	24	4,184
Allergan Public Limited Company	111	19,579
AmerisourceBergen Corporation	53	4,651
Amgen Inc.	199	40,436
Anthem, Inc. (b)	85	19,289
Baxter International Inc.	172	13,954
Becton, Dickinson and Company (b)	91	20,944
Biogen Inc. (a)	61	19,354
Boston Scientific Corporation (a)	468	15,280
Bristol-Myers Squibb Company	787	43,869
Cardinal Health, Inc.	96	4,619
Centene Corporation (a)	194	11,511
Cerner Corp.	104	6,561
Cigna Holding Company	125	22,167
Cooper Cos. Inc.	17	4,578
CVS Health Corporation	436	25,875
Danaher Corporation	216	29,831
DaVita Inc. (a) (b)	29	2,197
Dentsply Sirona Inc.	77	2,974
Edwards Lifesciences Corporation (a)	70	13,241
Eli Lilly & Co.	284	39,342
Gilead Sciences, Inc.	424	31,723
HCA Healthcare, Inc.	90	8,106
Henry Schein Inc. (a) (b)	52	2,605
Hologic Inc. (a)	90	3,175
Humana Inc. (b)	45	14,098
IDEXX Laboratories, Inc. (a) (b)	29	7,104
Illumina, Inc. (a) (b)	50	13,519
Incyte Corporation (a)	60	4,357
Intuitive Surgical, Inc. (a)	39	19,252
IQVIA Inc. (a)	61	6,596
Johnson & Johnson	885	116,035
Laboratory Corporation of America Holdings (a)	32	4,047
McKesson Corporation (b)	54	7,330
Medtronic Public Limited Company	450	40,574
Merck & Co., Inc.	855	65,817
Mettler-Toledo International Inc. (a)	8	5,702
Mylan Holdings Ltd. (a)	166	2,479
PerkinElmer Inc. (b)	36	2,741
Perrigo Company Public Limited Company	46	2,197
Pfizer Inc.	1,859	60,685
Quest Diagnostics Incorporated (b)	46	3,678
Regeneron Pharmaceuticals, Inc. (a)	27	13,154
ResMed Inc.	48	7,089
Steris Limited	29	4,023
Stryker Corporation	108	18,008
Teleflex Incorporated	16	4,565
Thermo Fisher Scientific Inc.	135	38,174
UnitedHealth Group Incorporated	318	79,413
Universal Health Services Inc. - Class B	26	2,585
Varian Medical Systems, Inc. (a) (b)	30	3,106
Vertex Pharmaceuticals Incorporated (a)	86	20,519
Waters Corp. (a) (b)	23	4,121
Zimmer Biomet Holdings, Inc.	70	7,048
Zoetis Inc. - Class A	161	18,970
		1,108,441
Financials 10.8%
AFLAC Incorporated	244	8,360
American Express Company (b)	227	19,474
American International Group, Inc.	294	7,122
Ameriprise Financial, Inc.	44	4,545
Aon PLC - Class A	78	12,912
Arthur J Gallagher & Co.	63	5,113
Assurant, Inc.	21	2,148
Bank of America Corporation	2,720	57,747
Berkshire Hathaway Inc. - Class B (a)	658	120,248

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
BlackRock, Inc. (b)	40	17,477
Capital One Financial Corporation	159	8,024
Cboe Global Markets, Inc.	38	3,393
Chubb Limited	152	16,943
Cincinnati Financial Corporation	50	3,753
Citigroup Inc.	733	30,862
Citizens Financial Group Inc.	147	2,772
CME Group Inc.	121	20,844
Comerica Inc.	51	1,488
Discover Financial Services	106	3,791
E*TRADE Financial Corp.	73	2,516
Everest Re Group, Ltd.	14	2,677
Fifth Third Bancorp (b)	247	3,668
First Republic Bank (b)	57	4,667
Franklin Resources Inc. (b)	96	1,599
Globe Life Inc. (b)	32	2,314
Huntington Bancshares Incorporated (b)	352	2,890
Intercontinental Exchange, Inc.	189	15,301
Invesco Ltd.	134	1,221
JPMorgan Chase & Co. (b)	1,054	94,934
KeyCorp	343	3,562
Lincoln National Corporation	70	1,839
Loews Corp. (b)	83	2,905
M&T Bank Corporation	45	4,682
MarketAxess Holdings Inc.	13	4,220
Marsh & McLennan Companies, Inc. (b)	169	14,596
MetLife, Inc.	265	8,101
Moody's Corp.	54	11,458
Morgan Stanley (b)	397	13,489
MSCI Inc. (b)	28	8,229
NASDAQ Inc. (b)	37	3,512
Northern Trust Corp. (b)	73	5,539
People's United Financial Inc. (b)	151	1,664
Principal Financial Group, Inc.	90	2,820
Progressive Corp. (b)	197	14,573
Prudential Financial Inc.	137	7,164
Raymond James Financial Inc.	40	2,540
Regions Financial Corporation	342	3,072
S&P Global Inc.	82	20,056
State Street Corporation	125	6,648
SVB Financial Group (a) (b)	18	2,710
Synchrony Financial	186	2,990
T. Rowe Price Group, Inc.	78	7,589
The Allstate Corporation (b)	108	9,902
The Bank of New York Mellon Corporation (c)	285	9,582
The Charles Schwab Corporation	388	13,031
The Goldman Sachs Group, Inc.	108	16,702
The Hartford Financial Services Group, Inc.	120	4,239
The PNC Financial Services Group, Inc.	149	14,219
The Travelers Companies, Inc.	88	8,780
Truist Financial Corporation	452	13,935
U.S. Bancorp	476	16,385
Unum Group (b)	75	1,124
W. R. Berkley Corporation	49	2,566
Wells Fargo & Company	1,292	37,078
Willis Towers Watson Public Limited Company	43	7,230
Zions Bancorp	60	1,610
		789,144
Communication Services 10.5%
Activision Blizzard, Inc.	258	15,338
Alphabet Inc. - Class A (a)	101	117,058
Alphabet Inc. - Class C (a)	100	116,857
AT&T Inc. (b)	2,455	71,571
CenturyLink Inc.	317	2,999
Charter Communications, Inc. - Class A (a) (b)	53	23,192
Comcast Corporation - Class A	1,525	52,434
Discovery, Inc. - Class A (a) (b)	55	1,073
Discovery, Inc. - Class C (a)	116	2,035
Dish Network Corporation - Class A (a)	86	1,728
Electronic Arts Inc. (a) (b)	97	9,740
Facebook, Inc. - Class A (a)	809	134,974
Fox Corporation - Class A (b)	117	2,756
Fox Corporation - Class B (b)	53	1,221
Interpublic Group of Cos. Inc. (b)	128	2,073
Live Nation Entertainment, Inc. (a) (b)	48	2,172
Netflix, Inc. (a) (b)	147	55,266
News Corporation - Class A	117	1,046
News Corporation - Class B (b)	38	338
Omnicom Group Inc. (b)	73	3,991
Take-Two Interactive Software Inc. (a)	39	4,624
T-Mobile USA, Inc. (a)	107	8,937
Twitter, Inc. (a) (b)	260	6,393
Verizon Communications Inc.	1,390	74,678
ViacomCBS Inc. - Class B (b)	186	2,599
Walt Disney Co.	606	58,496
		773,589
Consumer Discretionary 9.6%
Advance Auto Parts, Inc. (b)	24	2,274
Amazon.com, Inc. (a) (b)	140	273,128
Aptiv PLC	86	4,248
AutoZone, Inc. (a)	8	6,701
Best Buy Co., Inc.	79	4,510
Booking Holdings Inc. (a)	14	19,090
BorgWarner Inc. (b)	69	1,673
Capri Holdings Limited (a)	47	509
Carmax Inc. (a) (b)	57	3,042
Carnival Plc (b)	136	1,786
Chipotle Mexican Grill Inc. (a) (b)	9	5,627
D.R. Horton, Inc. (b)	110	3,736
Darden Restaurants Inc. (b)	41	2,209
Dollar General Corp.	87	13,131
Dollar Tree Inc. (a) (b)	79	5,839
eBay Inc.	254	7,648
Expedia Group, Inc. (b)	47	2,627
Ford Motor Company (b)	1,305	6,303
Gap Inc. (b)	74	524
Garmin Ltd.	48	3,624
General Motors Company	425	8,836
Genuine Parts Co.	49	3,329
H & R Block, Inc.	70	987
Hanesbrands Inc. (b)	122	964
Harley-Davidson, Inc. (b)	57	1,088
Hasbro, Inc. (b)	43	3,087
Hilton Worldwide Holdings Inc. (b)	94	6,394
Kohl's Corporation (b)	57	826
L Brands, Inc. (b)	76	874
Las Vegas Sands Corp.	115	4,866
Leggett & Platt Inc.	45	1,190
Lennar Corporation - Class A	96	3,666
LKQ Corporation (a)	105	2,144
Lowe`s Companies, Inc.	257	22,106
Macy's, Inc. (b)	105	514
Marriott International, Inc. - Class A (b)	92	6,919
McDonald's Corporation	253	41,810
MGM Resorts International (b)	176	2,074
Mohawk Industries Inc. (a)	21	1,636
Newell Brands Inc.	130	1,720
NIKE, Inc. - Class B	418	34,584
Nordstrom Inc. (b)	36	552
Norwegian Cruise Line Holdings Ltd. (a)	70	767
NVR, Inc. (a)	1	3,024
O'Reilly Automotive, Inc. (a)	26	7,794
Pulte Homes Inc. (b)	92	2,048
PVH Corp.	26	964
Ralph Lauren Corp. - Class A	16	1,040
Ross Stores Inc.	123	10,660
Royal Caribbean Cruises Ltd. (b)	57	1,831
Starbucks Corporation	396	26,033
Tapestry Inc.	95	1,233
Target Corporation	170	15,762
The Home Depot, Inc.	367	68,445
Tiffany & Co.	36	4,632
TJX Cos. Inc.	410	19,580
Tractor Supply Co. (b)	41	3,461
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	19	3,346
Under Armour Inc. - Class A (a) (b)	65	597
Under Armour Inc. - Class C (a) (b)	65	526
VF Corp.	110	5,928

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Whirlpool Corporation (b)	22	1,884
Wynn Resorts Ltd. (b)	32	1,932
Yum! Brands, Inc. (b)	103	7,051
		706,933
Industrials 8.0%
3M Company (b)	193	26,320
Alaska Air Group, Inc.	41	1,170
Allegion Public Limited Company (b)	31	2,829
American Airlines Group Inc. (b)	133	1,626
AMETEK, Inc.	76	5,501
AO Smith Corp. (b)	50	1,886
C.H. Robinson Worldwide, Inc. (b)	47	3,092
Caterpillar Inc.	187	21,742
Cintas Corp.	29	4,952
Copart Inc. (a)	69	4,735
CSX Corp.	264	15,106
Cummins Inc.	51	6,879
Deere & Company	106	14,660
Delta Air Lines Inc.	196	5,587
Dover Corporation	49	4,114
Eaton Corporation Public Limited Company	138	10,718
Emerson Electric Co.	206	9,824
Equifax Inc.	41	4,869
Expeditors International of Washington Inc.	59	3,922
Fastenal Co.	193	6,019
FedEx Corporation (b)	80	9,757
Flowserve Corporation	45	1,073
Fortive Corporation (b)	100	5,512
Fortune Brands Home & Security, Inc.	50	2,171
General Dynamics Corporation	80	10,543
General Electric Company	2,961	23,509
Honeywell International Inc.	240	32,080
Howmet Aerospace Inc.	132	2,112
Huntington Ingalls Industries Inc. (b)	14	2,552
IDEX Corporation	25	3,520
Illinois Tool Works Inc.	100	14,150
Ingersoll Rand Inc. (a) (b)	104	2,586
Jacobs Engineering Group Inc.	46	3,609
JB Hunt Transport Services Inc.	28	2,585
Johnson Controls International Public Limited Company	262	7,051
Kansas City Southern	35	4,415
L3Harris Technologies, Inc.	75	13,570
Lockheed Martin Corporation	84	28,439
Masco Corporation (b)	98	3,393
Nielsen Holdings plc (b)	121	1,514
Norfolk Southern Corporation	87	12,713
Northrop Grumman Systems Corp.	52	15,862
Old Dominion Freight Line Inc.	32	4,263
PACCAR Inc.	118	7,227
Parker-Hannifin Corporation	43	5,579
Pentair Public Limited Company	55	1,624
Quanta Services, Inc.	45	1,430
Raytheon Company (b)	94	12,330
Republic Services Inc. (b)	72	5,434
Robert Half International Inc.	41	1,532
Rockwell Automation Inc.	38	5,778
Rollins Inc. (b)	50	1,816
Roper Technologies, Inc. (b)	35	10,946
Snap-On Inc.	19	2,054
Southwest Airlines Co.	164	5,833
Stanley Black & Decker Inc.	51	5,138
Textron Inc.	82	2,189
The Boeing Company (b)	179	26,745
Trane Technologies Public Limited Company	81	6,684
TransDigm Group Inc.	17	5,283
Union Pacific Corporation	233	32,850
United Airlines Holdings, Inc. (a)	76	2,400
United Parcel Service Inc. - Class B	238	22,194
United Rentals Inc. (a) (b)	26	2,726
United Technologies Corporation	272	25,665
Verisk Analytics, Inc.	54	7,542
W. W. Grainger, Inc.	15	3,740
Wabtec Corp. (b)	61	2,944
Waste Management, Inc. (b)	132	12,248
Xylem Inc. (b)	60	3,892
		586,353
Consumer Staples 7.7%
Altria Group, Inc.	630	24,366
Archer-Daniels-Midland Company	189	6,632
Brown-Forman Corp. - Class B (b)	61	3,401
Campbell Soup Company (b)	60	2,765
Church & Dwight Co. Inc.	82	5,269
Colgate-Palmolive Co.	289	19,170
ConAgra Brands Inc.	165	4,839
Constellation Brands, Inc. - Class A	56	8,069
Costco Wholesale Corporation	148	42,295
Coty Inc. - Class A	105	544
Estee Lauder Cos. Inc. - Class A (b)	75	11,897
General Mills, Inc.	204	10,747
Hershey Co.	50	6,646
Hormel Foods Corp. (b)	91	4,258
JM Smucker Co. (b)	38	4,237
Kellogg Co. (b)	85	5,104
Kimberly-Clark Corporation	116	14,866
Kraft Heinz Foods Company	204	5,059
Lamb Weston Holdings Inc. (b)	49	2,785
McCormick & Co. Inc. (b)	41	5,741
Molson Coors Beverage Company - Class B (b)	63	2,447
Mondelez International, Inc. - Class A	487	24,390
Monster Beverage 1990 Corporation (a)	129	7,281
PepsiCo, Inc.	468	56,261
Philip Morris International Inc. (b)	522	38,108
Procter & Gamble Co.	838	92,213
Sysco Corp.	173	7,873
The Clorox Company	43	7,480
The Coca-Cola Company	1,296	57,327
The Kroger Co. (b)	272	8,189
Tyson Foods Inc. - Class A	99	5,741
Walgreens Boots Alliance, Inc.	250	11,445
Walmart Inc.	476	54,139
		561,584
Utilities 3.5%
Alliant Energy Corporation (b)	81	3,935
Ameren Corporation	81	5,887
American Electric Power Company, Inc. (b)	167	13,333
American Water Works Company, Inc.	59	7,105
Atmos Energy Corporation (b)	40	3,925
CenterPoint Energy, Inc.	165	2,548
CMS Energy Corp. (b)	93	5,475
Consolidated Edison, Inc.	110	8,586
Dominion Energy, Inc.	277	20,019
DTE Energy Company	65	6,185
Duke Energy Corporation	246	19,898
Edison International (b)	120	6,598
Entergy Corporation	67	6,294
Evergy, Inc.	80	4,397
Eversource Energy (b)	110	8,584
Exelon Corporation	327	12,052
FirstEnergy Corp.	182	7,282
NextEra Energy, Inc. (b)	165	39,686
NiSource Inc.	124	3,106
NRG Energy, Inc. (b)	81	2,215
Pinnacle West Capital Corp. (b)	38	2,861
PPL Corporation	241	5,954
Public Service Enterprise Group Inc.	171	7,659
Sempra Energy	96	10,798
The AES Corporation	223	3,030
The Southern Company	356	19,249
WEC Energy Group Inc.	106	9,364
Xcel Energy Inc.	177	10,664
		256,689
Real Estate 2.9%
Alexandria Real Estate Equities, Inc. (b)	38	5,155
American Tower Corporation (b)	149	32,366
Apartment Investment and Management Company - Class A	54	1,890
AvalonBay Communities, Inc.	46	6,813
Boston Properties Inc.	49	4,494

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CBRE Group, Inc. - Class A (a) (b)	113	4,267
Crown Castle International Corp.	140	20,215
Digital Realty Trust Inc. (b)	86	11,954
Duke Realty Corp.	120	3,901
Equinix, Inc.	29	18,057
Equity Residential (b)	118	7,286
Essex Property Trust Inc. (b)	22	4,820
Extra Space Storage Inc. (b)	43	4,072
Federal Realty Investment Trust	25	1,885
Healthpeak Properties, Inc.	165	3,947
Host Hotels & Resorts, Inc. (b)	247	2,722
Iron Mountain Incorporated (b)	96	2,279
Kimco Realty Corporation (b)	139	1,341
Mid-America Apartment Communities, Inc.	39	3,979
ProLogis Inc.	245	19,717
Public Storage	50	10,004
Realty Income Corporation	110	5,509
Regency Centers Corp. (b)	55	2,132
SBA Communications Corporation	38	10,135
Simon Property Group, Inc. (b)	103	5,640
SL Green Realty Corp. (b)	28	1,193
UDR, Inc.	95	3,461
Ventas, Inc.	124	3,332
Vornado Realty Trust (b)	54	1,946
Welltower Inc.	136	6,241
Weyerhaeuser Company (b)	247	4,180
		214,933
Energy 2.6%
Apache Corporation (b)	128	534
Baker Hughes, a GE Company, LLC - Class A (b)	220	2,313
Cabot Oil & Gas Corp. (b)	142	2,443
Chevron Corporation	635	46,019
Concho Resources Inc.	66	2,820
ConocoPhillips	366	11,276
Devon Energy Corporation (b)	137	948
Diamondback Energy, Inc. (b)	55	1,438
EOG Resources, Inc. (b)	195	7,019
Exxon Mobil Corporation	1,421	53,962
Halliburton Company (b)	294	2,012
Helmerich & Payne Inc. (b)	37	584
Hess Corporation (b)	84	2,805
HollyFrontier Corp.	54	1,317
Kinder Morgan, Inc. (b)	651	9,064
Marathon Oil Corporation (b)	286	940
Marathon Petroleum Corporation	220	5,200
National Oilwell Varco, Inc.	126	1,241
Noble Energy, Inc. (b)	155	935
Occidental Petroleum Corporation (b)	304	3,517
ONEOK, Inc.	138	3,006
Phillips 66	151	8,101
Pioneer Natural Resources Co. (b)	57	4,017
Schlumberger Ltd.	464	6,265
TechnipFMC PLC	138	931
The Williams Companies, Inc.	408	5,772
Valero Energy Corporation (b)	141	6,397
		190,876
Materials 2.4%
Air Products and Chemicals, Inc.	74	14,795
Albemarle Corporation (b)	38	2,118
Amcor Plc (b)	546	4,434
Avery Dennison Corporation	27	2,768
Ball Corporation	112	7,211
Celanese Corp. - Class A	42	3,078
CF Industries Holdings Inc. (b)	78	2,132
Corteva, Inc.	252	5,926
Dow Inc.	252	7,374
DuPont de Nemours, Inc. (b)	252	8,600
Eastman Chemical Co.	46	2,161
Ecolab Inc.	85	13,235
FMC Corporation	44	3,562
Freeport-McMoRan Inc. - Class B (b)	476	3,212
International Flavors & Fragrances Inc. (b)	36	3,671
International Paper Company	129	4,016
Linde Public Limited Company	180	31,175
LyondellBasell Industries N.V. - Class A	87	4,342
Martin Marietta Materials Inc.	21	3,971
MOS Holdings Inc. (b)	117	1,262
Newmont Corporation	276	12,492
Nucor Corporation	103	3,698
Packaging Corporation of America (b)	32	2,775
PPG Industries, Inc.	81	6,792
Sealed Air Corporation (b)	49	1,223
Sherwin-Williams Co.	28	12,728
Vulcan Materials Co.	45	4,811
Westrock Company, Inc.	82	2,313
		175,875
Total Common Stocks (cost $5,641,379)		7,208,687
SHORT TERM INVESTMENTS 5.2%
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	104,796	104,796
Repurchase Agreement with CIT, 0.60% (Collateralized by publicly traded equities and U.S. Treasury securities with a value of 172,059) acquired on 03/31/20, due 07/01/20 at $165,253	165,000	165,000
		269,796
Investment Companies 1.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	98,650	98,650
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	4,707	4,706
0.41%, 09/10/20 (e) (f)	394	394
0.05%, 12/31/20 (e) (f)	830	829
0.15%, 02/25/21 (e) (f)	5,534	5,526
		11,455
Total Short Term Investments (cost $379,905)		379,901
Total Investments 103.5% (cost $6,021,284)		7,588,588
Other Derivative Instruments (0.0)%		(1,897)
Other Assets and Liabilities, Net (3.5)%		(256,680)
Total Net Assets 100.0%		7,330,011

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
The Bank of New York Mellon Corporation	14,405	—	68	89	33	(4,788)	9,582	0.1%

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Mellon S&P 500 Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	926	June 2020	117,356	(1,897)	1,621

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Small Cap Index Fund
COMMON STOCKS 98.4%
Industrials 17.7%
AAON, Inc.	130	6,295
AAR Corp.	109	1,929
ABM Industries Incorporated	216	5,257
Actuant Corporation	173	2,862
Aegion Corporation (a)	102	1,825
Aerojet Rocketdyne Holdings, Inc. (a)	233	9,754
AeroVironment, Inc. (a)	69	4,196
Alamo Group Inc.	32	2,829
Albany International Corp. - Class A	100	4,711
Allegiant Travel Company	43	3,499
American Woodmark Corporation (a)	51	2,313
Apogee Enterprises, Inc.	86	1,794
Applied Industrial Technologies, Inc.	124	5,668
Arcbest Corporation	85	1,484
Arcosa, Inc.	155	6,165
Astec Industries, Inc.	71	2,486
Atlas Air Worldwide Holdings, Inc. (a)	81	2,070
AZZ Inc.	86	2,422
Barnes Group Inc.	154	6,463
Brady Corp. - Class A	160	7,216
Briggs & Stratton Corp. (b)	146	264
Chart Industries, Inc. (a)	116	3,366
CIRCOR International, Inc. (a)	65	752
Comfort Systems USA Inc.	118	4,329
Cubic Corp. (b)	101	4,169
DXP Enterprises Inc. (a)	54	658
Echo Global Logistics, Inc. (a)	85	1,446
Encore Wire Corp.	69	2,884
EnPro Industries, Inc.	66	2,612
ESCO Technologies Inc.	83	6,264
Exponent, Inc.	167	12,019
Federal Signal Corporation	193	5,270
Forrester Research Inc. (a)	34	982
Forward Air Corp.	90	4,562
Foundation Building Materials Inc. (a)	58	599
Franklin Electric Co. Inc.	123	5,818
Gibraltar Industries Inc. (a)	103	4,408
GMS Inc. (a)	140	2,200
Granite Construction Incorporated	150	2,272
Greenbrier Cos. Inc.	106	1,887
Griffon Corp.	136	1,714
Harsco Corporation (a)	252	1,759
Hawaiian Holdings, Inc. (b)	147	1,535
Heartland Express Inc.	148	2,746
Heidrick & Struggles International Inc.	62	1,399
Hillenbrand Inc.	239	4,573
HUB Group Inc. - Class A (a)	107	4,850
Insteel Industries, Inc.	61	802
Interface Inc.	192	1,453
John Bean Technologies Corp.	101	7,531
Kaman Corp.	88	3,402
Kelly Services Inc. - Class A	109	1,381
Korn Ferry	175	4,254
Lindsay Corp.	34	3,115
Lydall Inc. (a)	58	374
Marten Transport Ltd.	121	2,492
Matson Intermodal - Paragon, Inc.	137	4,190
Matthews International Corp. - Class A	99	2,398
Meritor, Inc. (a)	235	3,115
Mobile Mini, Inc.	142	3,733
Moog Inc. - Class A	102	5,153
Mueller Industries Inc.	181	4,340
MYR Group Inc. (a)	55	1,438
National Presto Industries Inc.	17	1,185
Patrick Industries, Inc.	72	2,020
PGT Innovations, Inc. (a)	187	1,567
Pitney Bowes Inc. (b)	529	1,080
Powell Industries Inc.	28	726
Proto Labs Inc. (a) (b)	85	6,471
Quanex Building Products Corp.	109	1,099
Raven Industries Inc.	113	2,408
Resources Connection, Inc.	99	1,081
RR Donnelley & Sons Co. (b)	234	225
Saia, Inc. (a)	82	6,057
Simpson Manufacturing Co. Inc.	128	7,952
SkyWest Inc.	164	4,301
SPX Corp. (a)	143	4,678
SPX Flow, Inc. (a)	135	3,840
Standex International Corp.	41	2,029
SunRun Inc. (a) (b)	256	2,588
Team, Inc. (a)	100	649
Tennant Co.	60	3,458
Titan International, Inc.	164	254
Triumph Group Inc.	166	1,122
TrueBlue, Inc. (a)	129	1,650
UniFirst Corp.	49	7,354
Universal Forest Products Inc.	197	7,345
US Ecology Parent, Inc.	84	2,555
Veritiv Corp. (a)	43	335
Viad Corp	68	1,437
Vicor Corp. (a)	58	2,594
Wabash National Corp.	163	1,179
Watts Water Technologies Inc. - Class A	88	7,432
		302,417
Financials 16.1%
Allegiance Bancshares, Inc.	59	1,420
Ambac Financial Group, Inc. (a)	143	1,768
American Equity Investment Life Holding Company	295	5,546
Ameris Bancorp	213	5,060
Amerisafe, Inc.	62	3,967
Axos Financial, Inc. (a)	167	3,030
Banc of California, Inc.	142	1,138
Banner Corporation	119	3,919
Berkshire Hills Bancorp, Inc.	138	2,045
Blucora, Inc. (a)	161	1,944
Boston Private Financial Holdings Inc.	276	1,975
Brookline Bancorp, Inc.	256	2,884
Cadence Bancorporation - Class A	414	2,714
Central Pacific Financial Corp.	85	1,356
City Holdings Co.	52	3,472
Columbia Banking System Inc.	229	6,135
Community Bank System Inc.	166	9,747
Customers Bancorp, Inc. (a)	92	1,008
CVB Financial Corp.	428	8,573
Dime Community Bancshares Inc.	102	1,405
Donnelley Financial Solutions, Inc. (a)	103	543
Eagle Bancorp Inc.	108	3,265
eHealth, Inc. (a)	80	11,293
Employer Holdings Inc.	101	4,091
Encore Capital Group, Inc. (a) (b)	89	2,087
Enova International, Inc. (a)	101	1,469
EZCORP, Inc. - Class A (a)	173	721
First Bancorp.	704	3,745
First Commonwealth Financial Corporation	317	2,896
First Financial Bancorp.	318	4,740
First Midwest Bancorp, Inc.	352	4,661
Flagstar Bancorp, Inc.	114	2,252
Foxconn Interconnect Technology Limited (b)	418	4,099
Franklin Financial Network, Inc.	45	919
Glacier Bancorp, Inc.	276	9,381
Granite Point Mortgage Trust Inc.	180	915
Great Western Bancorp Inc.	181	3,715
Green Dot Corporation - Class A (a)	151	3,828
Greenhill & Co. Inc.	44	436
Hanmi Financial Corp.	103	1,117
HCI Group, Inc. (b)	22	871
Heritage Financial Corporation	120	2,402
HomeStreet, Inc.	81	1,792
Hope Bancorp, Inc.	410	3,371
Horace Mann Educators Corp.	132	4,829
Independent Bank Corp.	110	7,103
INTL FCStone Inc. (a)	52	1,893
James River Group, Inc.	97	3,510
Kinsale Capital Group, Inc.	67	6,975
Meta Financial Group, Inc.	111	2,406

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
National Bank Holdings Corp. - Class A	100	2,382
NBT Bancorp Inc.	140	4,529
NMI Holdings Inc. - Class A (a)	220	2,558
Northfield Bancorp Inc.	143	1,601
Northwest Bancshares Inc.	320	3,701
OFG Bancorp	164	1,832
Old National Bancorp	545	7,184
Opus Bank	67	1,157
Pacific Premier Bancorp, Inc.	192	3,610
Piper Jaffray Cos.	55	2,785
Preferred Bank	42	1,413
ProAssurance Corporation	173	4,336
Provident Financial Services, Inc.	191	2,454
S&T Bancorp Inc.	121	3,314
Safety Insurance Group, Inc.	47	3,960
Seacoast Banking Corp. of Florida (a)	163	2,989
ServisFirst Bancshares, Inc.	149	4,376
Simmons First National Corp. - Class A	362	6,662
Southside Bancshares, Inc.	103	3,138
Stewart Information Services Corp.	75	1,998
The PRA Group, Inc. (a)	147	4,072
Third Point Reinsurance Ltd. (a)	256	1,896
Tompkins Financial Corp.	39	2,787
Triumph Bancorp, Inc. (a)	77	1,996
TrustCo Bank Corp.	316	1,712
United Community Banks, Inc.	253	4,627
United Fire Group Inc.	68	2,212
United Insurance Holdings Corp.	69	637
Universal Insurance Holdings, Inc.	96	1,721
Veritex Holdings Inc.	152	2,118
Virtus Partners, Inc.	22	1,692
Waddell & Reed Financial Inc. - Class A (b)	223	2,543
Walker & Dunlop, Inc.	93	3,747
Westamerica Bancorp (b)	87	5,127
WisdomTree Investments, Inc.	381	887
World Acceptance Corp. (a)	18	992
		275,176
Information Technology 15.1%
3D Systems Corporation (a) (b)	381	2,941
8x8, Inc. (a)	320	4,441
ADTRAN, Inc.	155	1,189
Advanced Energy Industries, Inc. (a)	123	5,962
Agilysys, Inc. (a)	66	1,100
Alarm.Com Holdings, Inc. (a)	117	4,568
Anixter International Inc. (a)	96	8,424
Applied Optoelectronics, Inc. (a) (b)	62	474
Arlo Technologies, Inc. (a)	242	588
Axcelis Technologies, Inc. (a)	104	1,911
Badger Meter, Inc.	94	5,057
Bel Fuse Inc. - Class B	35	340
Benchmark Electronics, Inc.	124	2,476
Bottomline Technologies Inc. (a)	121	4,443
Brooks Automation Inc.	232	7,085
CalAmp Corp. (a)	109	491
Cardtronics Group Limited - Class A (a)	116	2,432
CEVA Inc. (a)	73	1,816
Cohu Inc.	135	1,668
Comtech Telecommunications Corp.	79	1,046
CSG Systems International, Inc.	105	4,389
CTS Corp.	104	2,586
Daktronics Inc.	110	541
Diebold Nixdorf Inc. (a) (b)	256	900
Digi International Inc. (a)	90	861
Diodes Inc. (a)	134	5,449
DSP Group, Inc. (a)	72	959
Ebix Inc. (b)	71	1,076
ePlus Inc. (a)	43	2,680
EVERTEC, Inc.	191	4,344
ExlService Holdings Inc. (a)	111	5,762
Extreme Networks, Inc. (a)	394	1,218
Fabrinet (a)	118	6,416
FARO Technologies Inc. (a)	56	2,492
FormFactor Inc. (a)	244	4,904
Harmonic, Inc. (a)	282	1,622
Ichor Holdings, Ltd. (a)	72	1,376
Insight Enterprises, Inc. (a)	115	4,829
Itron Inc. (a)	112	6,245
Kemet Corp.	185	4,468
Knowles Corporation (a)	271	3,631
Kulicke & Soffa Industries Inc.	204	4,258
LivePerson, Inc. (a)	196	4,469
Mantech International Corp. - Class A	86	6,274
MaxLinear, Inc. - Class A (a)	212	2,473
Methode Electronics Inc.	118	3,118
MicroStrategy Inc. - Class A (a)	27	3,172
MTS Systems Corp.	59	1,334
NETGEAR, Inc. (a)	94	2,156
NIC Inc.	213	4,908
Onespan, Inc. (a)	101	1,837
Onto Innovation Inc. (a)	159	4,716
OSI Systems Inc. (a)	55	3,758
PC Connection, Inc.	36	1,504
PDF Solutions Inc. (a)	91	1,062
Perficient, Inc. (a)	104	2,819
Photronics Inc. (a)	218	2,242
Plantronics Inc. (b)	107	1,072
Plexus Corp. (a)	94	5,103
Power Integrations Inc.	95	8,360
Progress Software Corp.	145	4,646
Qualys, Inc. (a)	107	9,284
Rambus Inc. (a)	352	3,905
Rogers Corp. (a)	60	5,667
Sanmina Corp. (a)	224	6,116
ScanSource Inc. (a)	80	1,714
SMART Global Holdings, Inc. (a)	39	955
SPS Commerce, Inc. (a)	112	5,188
Sykes Enterprises Inc. (a)	123	3,328
TiVo Corporation	409	2,892
TTEC Holdings, Inc.	57	2,109
TTM Technologies, Inc. (a)	318	3,292
Ultra Clean Holdings, Inc. (a)	126	1,743
Unisys Corp. (a)	169	2,082
Veeco Instruments Inc. (a)	160	1,532
Viavi Solutions Inc. (a)	736	8,252
Virtusa Corporation (a)	94	2,682
Xperii Corp.	161	2,234
		257,456
Health Care 13.7%
Acorda Therapeutics, Inc. (a) (b)	179	167
Addus HomeCare Corporation (a)	42	2,873
Akorn, Inc. (a)	309	174
AMAG Pharmaceuticals, Inc. (a) (b)	109	676
AMN Healthcare Services, Inc. (a)	150	8,666
Amphastar Pharmaceuticals, Inc. (a)	108	1,599
AngioDynamics, Inc. (a)	122	1,272
ANI Pharmaceuticals, Inc. (a)	29	1,192
Anika Therapeutics, Inc. (a)	45	1,313
BioTelemetry, Inc. (a)	109	4,178
Cardiovascular Systems Inc. (a)	112	3,956
Community Health Systems Inc. (a) (b)	383	1,278
Computer Programs & Systems Inc.	40	895
Conmed Corp.	92	5,269
Corcept Therapeutics Inc. (a) (b)	325	3,859
Corvel Corp. (a)	28	1,529
Covetrus, Inc. (a) (b)	308	2,504
Cross Country Healthcare Inc. (a)	120	812
CryoLife Inc. (a)	120	2,038
Cutera Inc. (a)	47	611
Cytokinetics, Incorporated (a)	195	2,300
Eagle Pharmaceuticals Inc. (a)	31	1,435
Emergent BioSolutions Inc. (a)	141	8,160
Enanta Pharmaceuticals, Inc. (a)	50	2,572
Endo International Public Limited Company (a) (b)	655	2,424
Glaukos Corp. (a) (b)	127	3,918
Hanger, Inc. (a)	124	1,930
Healthstream, Inc. (a)	80	1,920
Heska Corporation (a) (b)	22	1,230
HMS Holdings Corp. (a)	283	7,141

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Innoviva, Inc. (a)	214	2,516
Inogen, Inc. (a)	60	3,074
Integer Holdings Corporation (a)	105	6,579
Invacare Corp.	110	817
Lannett Co. Inc. (a) (b)	111	769
Lantheus Holdings Inc. (a)	129	1,640
LeMaitre Vascular Inc.	49	1,225
LHC Group, Inc. (a)	95	13,333
Luminex Corporation	136	3,749
Magellan Health Services Inc. (a)	69	3,340
Medpace Holdings, Inc. (a)	89	6,509
Meridian Bioscience Inc. (a)	141	1,185
Merit Medical Systems Inc. (a)	178	5,576
Mesa Laboratories, Inc.	13	2,938
Momenta Pharmaceuticals, Inc. (a)	366	9,944
Myriad Genetics, Inc. (a)	236	3,372
Natus Medical Inc. (a)	109	2,514
Neogen Corp. (a)	168	11,267
Neogenomics Laboratories, Inc. (a)	333	9,187
Nextgen Healthcare Inc. (a)	157	1,642
Omnicell, Inc. (a)	134	8,763
Orasure Technologies, Inc. (a)	203	2,188
Orthofix Medical Inc. (a)	62	1,750
Owens & Minor Inc.	204	1,867
Pacira Biosciences, Inc. (a)	135	4,519
Phibro Animal Health Corporation - Class A	65	1,582
Progenics Pharmaceuticals Inc. (a)	255	968
Providence Services Corp. (a)	37	2,044
RadNet Inc. (a)	138	1,449
Regenxbio Inc. (a)	102	3,313
Select Medical Holdings Corporation (a)	349	5,241
Spectrum Pharmaceuticals, Inc. (a)	381	888
Supernus Pharmaceuticals Inc. (a)	165	2,966
SurModics Inc. (a)	44	1,469
Tabula Rasa HealthCare Inc. (a) (b)	64	3,347
Tactile Systems Technology, Inc. (a)	62	2,476
The Ensign Group, Inc.	161	6,047
The Pennant Group, Inc. (a)	83	1,180
Tivity Health, Inc. (a) (b)	142	894
U. S. Physical Therapy, Inc.	41	2,840
Vanda Pharmaceuticals Inc. (a)	172	1,780
Varex Imaging Corporation (a)	126	2,861
Xencor, Inc. (a)	160	4,774
		234,273
Consumer Discretionary 11.2%
Abercrombie & Fitch Co. - Class A (b)	208	1,892
American Axle & Manufacturing Holdings, Inc. (a)	370	1,334
American Public Education, Inc. (a)	47	1,133
America's Car Mart, Inc. (a)	20	1,145
Asbury Automotive Group, Inc. (a)	61	3,360
Barnes & Noble Education, Inc. (a)	127	172
Big Lots, Inc. (b)	128	1,826
BJ's Restaurants, Inc.	61	852
Bloomin' Brands, Inc.	281	2,003
Boot Barn Holdings, Inc. (a)	91	1,181
Buckle Inc. (b)	94	1,295
Caleres Inc.	121	627
Callaway Golf Co.	305	3,113
Cato Corp. - Class A	72	772
Cavco Industries Inc. (a)	28	4,020
Century Communities Inc. (a)	89	1,290
Chico's FAS Inc.	347	448
Childrens Place Retail Stores Inc. (b)	52	1,011
Chuy's Holdings Inc. (a)	56	566
Conn's Inc. (a) (b)	64	266
Cooper Tire & Rubber Co.	161	2,629
Cooper-Standard Holdings Inc. (a)	49	507
Core-Mark Holding Co. Inc.	146	4,164
Crocs Inc. (a)	223	3,791
Dave & Buster's Entertainment Inc. (b)	102	1,328
Designer Brands Inc. - Class A	182	905
Dine Brands Global Inc.	54	1,554
Dorman Products Inc. (a)	94	5,205
El Pollo Loco Holdings Inc. (a) (b)	58	492
Ethan Allen Interiors Inc.	72	740
Express, Inc. (a) (b)	215	320
Fiesta Restaurant Group, Inc. (a) (b)	56	227
Fossil Group, Inc. (a) (b)	159	523
Fox Factory Holding Corp. (a)	124	5,195
GameStop Corp. - Class A (b)	196	687
Garrett Motion Inc. (a)	244	697
Genesco Inc. (a)	45	601
Gentherm Incorporated (a)	104	3,280
G-III Apparel Group, Ltd. (a)	138	1,060
Group 1 Automotive Inc.	56	2,499
Guess Inc. (b)	142	959
Haverty Furniture Cos. Inc.	55	659
Hibbett Sports Inc. (a) (b)	55	606
Installed Building Products, Inc. (a)	68	2,692
iRobot Corp. (a) (b)	89	3,653
J.C. Penney Co. Inc. (a) (b)	911	328
Kontoor Brands, Inc. (b)	151	2,898
La-Z-Boy Inc.	148	3,036
LCI Industries	81	5,417
LGI Homes, Inc. (a)	71	3,209
Liquidity Services, Inc. (a)	88	341
Lithia Motors Inc. - Class A	73	6,003
Lumber Liquidators, Inc. (a) (b)	94	440
M/I Homes, Inc. (a)	93	1,533
MarineMax Inc. (a)	62	647
MDC Holdings Inc.	160	3,723
Meritage Homes Corporation (a)	116	4,218
Monarch Casino & Resort Inc. (a)	39	1,083
Monro Inc.	107	4,707
Motorcar Parts of America Inc. (a) (b)	64	799
Movado Group Inc.	56	661
Office Depot Inc.	1,761	2,887
Oxford Industries Inc.	56	2,028
Perdoceo Education Corporation (a)	231	2,496
PetMed Express Inc. (b)	63	1,813
Red Robin Gourmet Burgers, Inc. (a) (b)	43	365
Regis Corp. (a)	82	485
Rent-A-Center, Inc.	162	2,294
Ruth's Hospitality Group Inc.	85	570
Shake Shack Inc. - Class A (a) (b)	99	3,724
Shoe Carnival Inc. (b)	31	638
Shutterstock Inc.	61	1,976
Signet Jewelers Limited	168	1,084
Sleep Number Corporation (a)	91	1,752
Sonic Automotive, Inc. - Class A	81	1,076
Stamps.com Inc. (a)	52	6,764
Standard Motor Products Inc.	65	2,705
Steven Madden Ltd.	246	5,706
Strategic Education, Inc.	70	9,852
Sturm Ruger & Co. Inc.	52	2,652
Tailored Brands, Inc. (b)	164	285
The Michaels Companies, Inc. (a) (b)	228	370
TopBuild Corp. (a)	109	7,830
Tupperware Brands Corp. (b)	165	268
Unifi Inc. (a)	48	552
Universal Electronics Inc. (a)	46	1,747
Vera Bradley, Inc. (a)	75	310
Vista Outdoor Inc. (a)	189	1,667
Wingstop Inc.	94	7,461
Winnebago Industries Inc.	109	3,029
Wolverine World Wide, Inc.	259	3,942
Zumiez Inc. (a) (b)	65	1,119
		191,769
Real Estate 8.8%
Acadia Realty Trust	279	3,455
Agree Realty Corporation (b)	147	9,088
Alexander & Baldwin, LLC	223	2,503
American Assets Trust, Inc.	155	3,876
Apollo Commercial Real Estate Finance, Inc.	464	3,445
Armada Hoffler Properties, Inc.	182	1,948
ARMOUR Residential REIT, Inc.	192	1,695
Capstead Mortgage Corporation	297	1,248
Caretrust REIT, Inc.	306	4,526

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CBL & Associates Properties Inc. (b)	548	110
Cedar Realty Trust Inc.	297	277
Chatham Lodging Trust	153	909
Community Healthcare Trust Incorporated	64	2,467
DiamondRock Hospitality Co.	636	3,229
Dwight A. Walker Real Estate, Inc. - Class A	59	1,294
Easterly Government Properties, Inc. (b)	238	5,855
Essential Properties Realty Trust, Inc. (b)	282	3,684
Four Corners Property Trust, Inc.	223	4,175
Franklin Street Properties Corp.	338	1,934
Getty Realty Corp.	108	2,573
Global Net Lease Inc.	289	3,861
Hersha Hospitality Trust	119	427
Independence Realty Trust, Inc.	289	2,580
Industrial Logistics Properties Trust	208	3,646
Innovative Industrial Properties, Inc. (b)	54	4,112
Invesco Mortgage Capital Inc.	521	1,777
Investors Real Estate Trust (b)	38	2,104
iStar Inc.	246	2,608
Kite Realty Naperville, LLC	267	2,525
KKR Real Estate Finance Trust Inc. (b)	80	1,203
Lexington Realty Trust	794	7,881
LTC Properties Inc.	127	3,909
Marcus & Millichap Inc. (a)	76	2,067
National Storage Affiliates Trust	189	5,609
New York Mortgage Trust Inc.	1,172	1,817
NexPoint Residential Trust, Inc.	74	1,869
Office Properties Income Trust	155	4,231
Pennsylvania REIT (b)	207	188
PennyMac Mortgage Investment Trust	321	3,413
Ready Capital Corporation (b)	115	830
Realogy Holdings Corp. (b)	372	1,119
Redwood Trust Inc. (b)	364	1,841
Retail Opportunity Investments Corp.	370	3,064
RPT Realty	257	1,552
Safehold Inc. (b)	41	2,579
Saul Centers Inc.	38	1,237
St. Joe Co. (a)	99	1,654
Summit Hotel Properties Inc.	330	1,391
Tanger Factory Outlet Centers Inc. (b)	293	1,466
Uniti Group Inc. (b)	620	3,736
Universal Health Realty Income Trust	41	4,123
Urstadt Biddle Properties Inc. - Class A	99	1,403
Washington Prime Group, L.P. (b)	620	499
Washington REIT (b)	259	6,177
Whitestone REIT	130	808
Xenia Hotels & Resorts Inc. (b)	365	3,761
		151,358
Materials 4.6%
AdvanSix Inc. (a)	92	873
American Vanguard Corporation	88	1,268
Balchem Corporation	104	10,223
Boise Cascade Company	124	2,953
Century Aluminum Co. (a)	167	604
Clearwater Paper Corporation (a)	53	1,150
Cleveland-Cliffs Inc. (b)	1,268	5,007
Ferro Corporation (a)	269	2,522
FutureFuel Corp.	85	961
GCP Applied Technologies Inc. (a)	173	3,081
H.B. Fuller Company	166	4,624
Hawkins Inc.	28	1,004
Haynes International Inc.	42	858
Innospec Inc.	78	5,401
Kaiser Aluminum Corporation	51	3,544
Koppers Holdings Inc. (a)	69	858
Kraton Corporation (a)	106	857
Livent Corporation (a)	473	2,484
LSB Industries Inc. (a)	67	140
Materion Corp.	64	2,251
Mercer International Inc.	132	955
Myers Industries Inc.	106	1,138
Neenah Inc.	55	2,386
Olympic Steel, Inc.	30	315
P.H. Glatfelter Co.	146	1,781
Park Aerospace Technologies Corp.	63	797
Quaker Chemical Corp. (b)	41	5,187
Rayonier Advanced Materials Inc.	169	179
Schweitzer-Mauduit International Inc.	99	2,741
Stepan Co.	64	5,670
SunCoke Energy, Inc.	259	998
TimkenSteel Corp. (a)	131	422
Tredegar Corp.	75	1,170
Trinseo S.A.	126	2,280
U.S. Concrete, Inc. (a)	51	929
Warrior Met Coal, Inc.	164	1,738
		79,349
Consumer Staples 3.8%
B&G Foods, Inc. (b)	204	3,686
Calavo Growers Inc. (b)	53	3,070
Cal-Maine Foods Inc.	96	4,238
Central Garden & Pet Co. (a)	28	761
Central Garden & Pet Co. - Class A (a)	128	3,271
Coca-Cola Consolidated Inc.	15	3,104
Del Monte Fresh Produce Company	95	2,637
Inter Parfums Inc.	57	2,660
J&J Snack Foods Corp.	48	5,803
John B. Sanfilippo & Son Inc.	28	2,471
Medifast, Inc. (b)	37	2,333
MGPI Processing, Inc. (b)	40	1,069
National Beverage Corp. (a) (b)	36	1,551
PriceSmart Inc.	70	3,700
Seneca Foods Corp. - Class A (a)	23	913
SpartanNash Co.	118	1,693
The Andersons, Inc.	105	1,973
The Chefs' Warehouse, Inc. (a)	83	833
United Natural Foods Inc. (a) (b)	164	1,506
Universal Corp.	80	3,529
USANA Health Sciences, Inc. (a)	40	2,321
Vector Group Ltd.	367	3,455
WD-40 Co.	44	8,850
		65,427
Utilities 2.8%
American States Water Company	118	9,652
Avista Corporation	212	9,024
California Water Service Group	153	7,715
El Paso Electric Company (b)	131	8,872
Northwest Natural Holding Company	98	6,079
South Jersey Industries Inc.	294	7,342
		48,684
Communication Services 2.8%
A T N International Limited	34	1,999
Cincinnati Bell Inc. (a)	163	2,382
Cogent Communications Group, Inc.	134	11,011
Consolidated Communications Holdings Inc.	228	1,038
EW Scripps Co. - Class A	179	1,352
Gannett Media Corp. (b)	411	608
Glu Mobile Inc. (a)	360	2,265
Iridium Communications Inc. (a)	308	6,888
Marcus Corp.	74	907
QuinStreet, Inc. (a)	146	1,178
Scholastic Corp.	100	2,559
Shenandoah Telecommunications Company	152	7,464
Spok Holdings, Inc.	60	638
TechTarget, Inc. (a)	71	1,467
Vonage Holdings Corp. (a)	738	5,332
		47,088
Energy 1.8%
Archrock, Inc.	409	1,538
Bonanza Creek Energy, Inc. (a)	62	693
Callon Petroleum Company (a) (b)	1,253	687
CONSOL Mining Corporation (a) (b)	91	334
Denbury Resources Inc. (a) (b)	1,617	298
Diamond Offshore Drilling, Inc. (a) (b)	208	380
DMC Global Inc. (b)	44	1,010
Dorian LPG Ltd. (a)	96	836
Dril-Quip Inc. (a)	115	3,504
ERA Group Inc. (a)	69	366

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Exterran Trinidad LLC (a)	82	393
Geospace Technologies Corporation (a)	43	277
Green Plains Renewable Energy Inc. (b)	106	515
Gulfport Energy Corporation (a) (b)	484	215
Helix Energy Solutions Group, Inc. (a)	469	770
HighPoint Resources Corporation (a) (b)	357	68
KLX Energy Services Holdings, Inc. (a) (b)	74	51
Laredo Petroleum Holdings Inc. (a) (b)	582	221
Matrix Service Co. (a)	88	836
Nabors Industries Ltd (b)	1,111	434
Newpark Resources Inc. (a)	298	267
Noble Corporation PLC (a) (b)	821	213
Oasis Petroleum Inc. (a) (b)	990	345
Oceaneering International, Inc. (a)	328	964
Oil States International Inc. (a)	203	412
Par Pacific Holdings, Inc. (a)	119	843
PDC Energy, Inc. (a)	307	1,907
Penn Virginia Corporation (a)	46	141
Propetro Holding Corp. (a)	268	670
QEP Resources, Inc.	806	269
Range Resources Corporation (b)	653	1,488
Reg Biofuels, LLC (a)	124	2,543
REX Stores Corp. (a)	17	770
Ring Energy Inc. (a) (b)	195	129
RPC Inc. (b)	171	352
SEACOR Holdings Inc. (a)	58	1,551
SM Energy Company (b)	339	414
Southwestern Energy Co. (a) (b)	1,725	2,915
Talos Energy Inc. (a)	67	384
TETRA Technologies, Inc. (a)	419	134
U.S. Silica Holdings, Inc. (b)	238	428
Valaris PLC - Class A (b)	668	301
Whiting Petroleum Corporation (a) (b)	300	201
		31,067
Total Common Stocks (cost $2,211,650)		1,684,064
INVESTMENT COMPANIES 1.2%
iShares S&P SmallCap 600 Index ETF (b)	359	20,155
Total Investment Companies (cost $19,627)		20,155
RIGHTS 0.0%
LyondellBasell Industries N.V. (a) (c)	93	40
Total Rights (cost $0)		40
SHORT TERM INVESTMENTS 6.4%
Securities Lending Collateral 5.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	97,458	97,458
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	10,665	10,665
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	762	762
0.05%, 12/31/20 (f) (g)	186	186
0.15%, 02/25/21 (f) (g)	170	170
		1,118
Total Short Term Investments (cost $109,241)		109,241
Total Investments 106.0% (cost $2,340,518)		1,813,500
Other Derivative Instruments (0.0)%		(50)
Other Assets and Liabilities, Net (6.0)%		(103,278)
Total Net Assets 100.0%		1,710,172

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/Mellon Small Cap Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	148	June 2020	8,671	(50)	(179)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Mellon Utilities Sector Fund
COMMON STOCKS 98.3%
Utilities 98.3%
ALLETE, Inc.	17	1,030
Alliant Energy Corporation	81	3,895
Ameren Corporation	81	5,883
American Electric Power Company, Inc.	163	13,005
American States Water Company	12	985
American Water Works Company, Inc.	60	7,118
Atmos Energy Corporation (a)	39	3,891
Avista Corporation	22	927
Black Hills Corporation	20	1,287
California Water Service Group	16	791
CenterPoint Energy, Inc.	166	2,561
Chesapeake Utilities Corporation	5	454
Clearway Energy, Inc. - Class A	11	188
Clearway Energy, Inc. - Class C	24	459
CMS Energy Corp.	93	5,475
Consolidated Edison, Inc.	110	8,539
Dominion Energy, Inc.	271	19,555
DTE Energy Company	63	5,989
Duke Energy Corporation	241	19,505
Edison International	118	6,450
El Paso Electric Company (a)	13	900
Entergy Corporation	65	6,142
Essential Utilities, Inc.	71	2,898
Evergy, Inc.	75	4,121
Eversource Energy	107	8,338
Exelon Corporation	320	11,780
FirstEnergy Corp.	178	7,131
Hawaiian Electric Industries Inc. (a)	36	1,539
IDACORP Inc.	16	1,443
MDU Resources Group Inc.	65	1,405
MGE Energy, Inc.	11	748
Middlesex Water Co.	6	347
National Fuel Gas Company (a)	25	946
New Jersey Resources Corp.	29	1,000
Nextera Energy Partners, LP (a)	20	869
NextEra Energy, Inc.	161	38,698
NiSource Inc.	123	3,060
Northwest Natural Holding Company (a)	10	625
NorthWestern Corp.	17	986
NRG Energy, Inc.	83	2,265
OGE Energy Corp.	66	2,032
One Gas, Inc.	17	1,437
Ormat Technologies Inc.	13	845
Otter Tail Corp.	12	528
Pinnacle West Capital Corp. (a)	37	2,811
PNM Resources, Inc.	26	996
Portland General Electric Co.	29	1,397
PPL Corporation	237	5,858
Public Service Enterprise Group Inc.	167	7,480
Sempra Energy	93	10,486
SJW Corp.	8	464
South Jersey Industries Inc.	31	763
Southwest Gas Corp.	18	1,257
Spire, Inc.	17	1,258
Star Group, L.P.	14	107
Terraform Power, Inc. - Class A	22	354
The AES Corporation	219	2,979
The Southern Company	345	18,686
UGI Corp.	68	1,821
Unitil Corp.	5	270
Vistra Energy Corp.	120	1,914
WEC Energy Group Inc.	104	9,154
Xcel Energy Inc.	173	10,411
York Water Co.	4	191
Total Common Stocks (cost $309,882)		286,727
SHORT TERM INVESTMENTS 2.9%
Investment Companies 2.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	5,995	5,995
Securities Lending Collateral 0.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	1,675	1,675
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (d) (e)	420	420
0.05%, 12/31/20 (d) (e)	100	100
0.15%, 02/25/21 (d) (e)	86	86
		606
Total Short Term Investments (cost $8,276)		8,276
Total Investments 101.2% (cost $318,158)		295,003
Other Derivative Instruments (0.1)%		(169)
Other Assets and Liabilities, Net (1.1)%		(3,253)
Total Net Assets 100.0%		291,581

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/Mellon Utilities Sector Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Utilities Select Sector Index	70	June 2020	4,003	(169)	(103)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/MFS Mid Cap Value Fund
COMMON STOCKS 97.4%
Financials 19.2%
Annaly Capital Management, Inc.	436	2,212
Apollo Global Management, Inc. (a)	250	8,369
Arthur J Gallagher & Co.	137	11,162
Assurant, Inc.	94	9,771
Athene Holding Ltd - Class A (b)	204	5,073
Comerica Inc.	143	4,192
Discover Financial Services	139	4,958
E*TRADE Financial Corp.	105	3,598
Element Fleet Management Corp.	711	4,525
Equitable Holdings, Inc.	388	5,602
Everest Re Group, Ltd.	47	9,034
Hanover Insurance Group Inc.	44	4,029
KeyCorp	634	6,573
Lincoln National Corporation	173	4,552
M&T Bank Corporation	59	6,124
NASDAQ Inc.	153	14,521
Northern Trust Corp.	118	8,939
Prosperity Bancshares Inc.	95	4,592
Raymond James Financial Inc.	117	7,418
Reinsurance Group of America, Incorporated	54	4,517
Signature Bank	88	7,034
SLM Corporation	420	3,019
State Street Corporation	117	6,210
SVB Financial Group (b)	34	5,126
The Hartford Financial Services Group, Inc.	289	10,198
Truist Financial Corporation	272	8,395
Willis Towers Watson Public Limited Company	60	10,182
Wintrust Financial Corporation	119	3,905
		183,830
Industrials 14.0%
AGCO Corporation	153	7,232
Alaska Air Group, Inc.	73	2,082
Delta Air Lines Inc.	105	2,998
Eaton Corporation Public Limited Company	139	10,789
Fortune Brands Home & Security, Inc.	104	4,484
HD Supply Holdings, Inc (b)	329	9,361
Huntington Ingalls Industries Inc.	30	5,426
ITT Industries Holdings, Inc.	126	5,705
Kansas City Southern	92	11,712
Knight-Swift Transportation Holdings Inc. - Class A	241	7,895
L3Harris Technologies, Inc.	81	14,651
Masco Corporation	225	7,773
Now, Inc. (b)	308	1,591
Owens Corning Inc.	162	6,295
Quanta Services, Inc.	205	6,489
Regal-Beloit Corp.	83	5,227
Republic Services Inc.	76	5,715
Sensata Technologies Holding PLC (b)	160	4,639
Stanley Black & Decker Inc.	96	9,628
Stericycle Inc. (b)	88	4,280
		133,972
Information Technology 11.1%
Amdocs Limited	193	10,592
Analog Devices, Inc.	118	10,546
Corning Incorporated	233	4,791
Global Payments Inc.	50	7,222
KBR, Inc.	500	10,333
Leidos Holdings Inc.	125	11,489
Marvell Technology Group Ltd	397	8,993
Maxim Integrated Products, Inc.	170	8,252
Motorola Solutions Inc.	69	9,219
NXP Semiconductors N.V.	79	6,570
TE Connectivity Ltd.	81	5,090
Verint Systems Inc. (b)	124	5,314
Zebra Technologies Corp. - Class A (b)	44	8,056
		106,467
Utilities 10.4%
Atmos Energy Corporation	8	814
CenterPoint Energy, Inc.	337	5,199
CMS Energy Corp.	218	12,816
Edison International	85	4,664
Eversource Energy	161	12,562
FirstEnergy Corp.	198	7,919
NiSource Inc.	265	6,616
Pinnacle West Capital Corp.	168	12,730
Public Service Enterprise Group Inc.	240	10,757
Sempra Energy	77	8,714
The AES Corporation	596	8,111
The Southern Company	163	8,816
		99,718
Health Care 8.0%
AmerisourceBergen Corporation	74	6,585
Boston Scientific Corporation (b)	160	5,225
Change Healthcare Inc. (b)	393	3,931
Elanco Animal Health (b)	203	4,536
Laboratory Corporation of America Holdings (b)	32	4,079
Mylan Holdings Ltd. (b)	204	3,042
PerkinElmer Inc.	84	6,306
PPD, Inc. (b)	133	2,368
PRA Health Sciences, Inc. (b)	88	7,281
Premier Healthcare Solutions, Inc. - Class A (b)	226	7,404
Quest Diagnostics Incorporated	85	6,806
Universal Health Services Inc. - Class B	86	8,518
Zimmer Biomet Holdings, Inc.	105	10,571
		76,652
Materials 7.7%
Axalta Coating Systems Ltd. (b)	377	6,503
Berry Global Group, Inc. (b)	157	5,301
Celanese Corp. - Class A	74	5,396
Corteva, Inc.	306	7,196
Eastman Chemical Co.	153	7,131
FMC Corporation	113	9,218
Graphic Packaging Holding Company	660	8,055
International Flavors & Fragrances Inc.	43	4,424
PPG Industries, Inc.	51	4,274
Univar Solutions Inc. (b)	391	4,188
Vulcan Materials Co.	60	6,484
Westrock Company, Inc.	177	5,010
		73,180
Consumer Discretionary 7.6%
Brunswick Corp.	149	5,273
Dollar Tree Inc. (b)	88	6,453
Grand Canyon Education, Inc. (b)	65	4,966
Harley-Davidson, Inc.	147	2,786
Lear Corporation	65	5,268
LKQ Corporation (b)	283	5,806
Newell Brands Inc.	378	5,013
PVH Corp.	77	2,912
Royal Caribbean Cruises Ltd.	82	2,652
Six Flags Operations Inc.	89	1,117
Skechers U.S.A. Inc. - Class A (b)	182	4,319
The Wendy's Company	386	5,744
Toll Brothers Inc.	302	5,822
Tractor Supply Co.	55	4,626
Urban Outfitters Inc. (b)	154	2,188
Whirlpool Corporation	53	4,504
Wyndham Hotels & Resorts, Inc.	114	3,606
		73,055
Consumer Staples 7.5%
Archer-Daniels-Midland Company	258	9,092
BJ's Wholesale Club Holdings, Inc. (b)	170	4,330
Coca-Cola European Partners PLC	190	7,132
Energizer Holdings, Inc.	166	5,012
Ingredion Inc.	88	6,658
JM Smucker Co.	77	8,536
Kellogg Co.	109	6,526
Molson Coors Beverage Company - Class B	80	3,122
Reynolds Consumer Products LLC	216	6,308
Sanderson Farms Inc.	44	5,459
The Kroger Co.	320	9,644
		71,819
Real Estate 7.2%
Brixmor Property Group Inc.	464	4,410

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
EPR Properties	107	2,592
Life Storage Inc.	127	12,034
Medical Properties Trust, Inc.	488	8,434
Mid-America Apartment Communities, Inc.	95	9,835
Spirit Realty Capital, Inc.	145	3,783
Sun Communities Inc.	87	10,823
VICI Properties Inc. (a)	478	7,961
W.P. Carey Inc.	147	8,515
		68,387
Energy 3.5%
Cabot Oil & Gas Corp.	360	6,188
Diamondback Energy, Inc.	41	1,081
Equitrans Midstream Corp. (a)	237	1,194
Halliburton Company	276	1,889
Hess Corporation	144	4,787
Patterson-UTI Energy Inc.	440	1,034
Pioneer Natural Resources Co.	85	5,928
Plains GP Holdings, L.P. - Class A (b)	597	3,349
Targa Resources Corp.	172	1,191
Valero Energy Corporation	109	4,933
WPX Energy, Inc. (b)	668	2,037
		33,611
Communication Services 1.2%
Electronic Arts Inc. (b)	78	7,859
Liberty Broadband Corp. - Class C (b)	33	3,628
		11,487
Total Common Stocks (cost $1,179,967)		932,178
SHORT TERM INVESTMENTS 3.3%
Investment Companies 2.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	22,886	22,886
Securities Lending Collateral 0.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	8,431	8,431
Total Short Term Investments (cost $31,317)		31,317
Total Investments 100.7% (cost $1,211,284)		963,495
Other Assets and Liabilities, Net (0.7)%		(6,584)
Total Net Assets 100.0%		956,911

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Morningstar Wide Moat Index Fund
COMMON STOCKS 99.6%
Health Care 20.6%
Biogen Inc. (a)	58	18,260
Bristol-Myers Squibb Company	145	8,107
Gilead Sciences, Inc.	239	17,865
Medtronic Public Limited Company	167	15,055
Merck & Co., Inc. (b)	201	15,472
Pfizer Inc.	489	15,972
Veeva Systems Inc. - Class A (a)	119	18,576
Zimmer Biomet Holdings, Inc.	134	13,543
		122,850
Information Technology 19.2%
Applied Materials, Inc.	155	7,114
Blackbaud, Inc.	247	13,732
Guidewire Software, Inc. (a) (b)	183	14,509
Intel Corporation	310	16,758
KLA-Tencor Corp. (b)	54	7,703
Microchip Technology Incorporated (b)	202	13,683
Microsoft Corporation	51	8,054
Salesforce.Com, Inc. (a)	107	15,444
ServiceNow, Inc. (a)	61	17,454
		114,451
Financials 16.0%
American Express Company	83	7,076
Bank of America Corporation	348	7,381
Berkshire Hathaway Inc. - Class B (a)	82	14,973
BlackRock, Inc.	37	16,477
State Street Corporation	145	7,749
T. Rowe Price Group, Inc. (b)	79	7,708
The Charles Schwab Corporation	431	14,483
U.S. Bancorp (b)	218	7,498
Wells Fargo & Company	425	12,196
		95,541
Industrials 12.8%
Caterpillar Inc.	142	16,483
CSX Corp.	133	7,641
Emerson Electric Co.	272	12,950
General Dynamics Corporation (b)	105	13,949
Raytheon Company (b)	46	6,040
The Boeing Company	42	6,193
United Technologies Corporation	140	13,160
		76,416
Consumer Staples 8.8%
Altria Group, Inc.	374	14,476
Constellation Brands, Inc. - Class A	51	7,289
Kellogg Co. (b)	259	15,557
Philip Morris International Inc.	209	15,266
		52,588
Consumer Discretionary 7.3%
Amazon.com, Inc. (a)	10	18,630
NIKE, Inc. - Class B (b)	188	15,587
Polaris Industries Inc.	204	9,799
		44,016
Communication Services 5.1%
Comcast Corporation - Class A	209	7,185
Facebook, Inc. - Class A (a)	92	15,266
John Wiley & Sons Inc. - Class A	220	8,258
		30,709
Materials 4.8%
Compass Minerals International, Inc. (b)	349	13,414
Corteva, Inc.	643	15,114
		28,528
Energy 3.6%
Cheniere Energy, Inc. (a)	347	11,621
Core Laboratories N.V. (b)	948	9,801
		21,422
Utilities 1.4%
Dominion Energy, Inc. (b)	115	8,316
Total Common Stocks (cost $670,334)		594,837
SHORT TERM INVESTMENTS 2.7%
Securities Lending Collateral 1.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	10,882	10,882
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	4,527	4,527
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	94	94
0.41%, 09/10/20 (e) (f)	47	47
0.05%, 12/31/20 (e) (f)	181	181
0.15%, 02/25/21 (e) (f)	227	227
		549
Total Short Term Investments (cost $15,958)		15,958
Total Investments 102.3% (cost $686,292)		610,795
Other Derivative Instruments (0.0)%		(94)
Other Assets and Liabilities, Net (2.3)%		(13,877)
Total Net Assets 100.0%		596,824

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/Morningstar Wide Moat Index Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	28	June 2020	3,427	(94)	170

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Neuberger Berman Strategic Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.6%
Mortgage-Backed Securities 25.4%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 04/15/33 - 04/15/48 (a)	74,185	76,923
TBA, 3.00%, 04/15/33 - 04/15/48 (a)	68,665	71,987
TBA, 3.50%, 04/15/48 (a)	21,695	22,946
Government National Mortgage Association
TBA, 3.00%, 04/15/48 (a)	18,240	19,292
TBA, 3.50%, 04/15/48 (a)	8,810	9,294
		200,442
U.S. Treasury Note 12.5%
Treasury, United States Department of
2.25%, 04/15/22	8,525	8,858
2.88%, 05/31/25 - 08/15/28	37,060	42,417
1.63%, 02/15/26	10,355	11,022
2.75%, 02/15/28	31,505	36,674
		98,971
Collateralized Mortgage Obligations 6.3%
Federal Home Loan Mortgage Corporation
Series 2017-M2-HQA2, 4.28%, (1M USD LIBOR + 2.65%), 12/26/29 (b)	3,541	2,996
Series 2017-M2-DNA1, REMIC, 4.88%, (1M USD LIBOR + 3.25%), 07/25/29 (b)	1,810	1,600
Series 2017-M2-DNA2, REMIC, 4.40%, (1M USD LIBOR + 3.45%), 10/25/29 (b)	4,960	4,391
Series 2017-M2-DNA3, REMIC, 4.13%, (1M USD LIBOR + 2.50%), 03/25/30 (b)	5,672	4,965
Series 2018-M2-HQA1, REMIC, 3.93%, (1M USD LIBOR + 2.30%), 09/25/30 (b)	2,791	2,367
Interest Only, Series SP-4150, REMIC, 5.45%, (6.15% - (1M USD LIBOR * 1)), 01/15/43 (b)	3,407	603
Interest Only, Series SA-4456, REMIC, 5.45%, (6.15% - (1M USD LIBOR * 1)), 03/15/45 (b)	2,420	401
Federal National Mortgage Association, Inc.
Series 2017-2M2-C02, 4.60%, (1M USD LIBOR + 3.65%), 09/25/29 (b)	5,574	4,021
Series 2017-2M2-C04, 3.80%, (1M USD LIBOR + 2.85%), 11/26/29 (b)	1,553	1,098
Series 2017-1M2-C03, REMIC, 3.95%, (1M USD LIBOR + 3.00%), 10/25/29 (b)	4,440	3,917
Series 2017-1M2-C06, REMIC, 3.60%, (1M USD LIBOR + 2.65%), 02/25/30 (b)	5,119	4,543
Series 2017-2M2-C06, REMIC, 3.75%, (1M USD LIBOR + 2.80%), 02/25/30 (b)	5,505	4,422
Series 2017-1M2-C07, REMIC, 3.35%, (1M USD LIBOR + 2.40%), 05/28/30 (b)	915	798
Series 2017-2M2-C07, REMIC, 3.45%, (1M USD LIBOR + 2.50%), 05/28/30 (b)	3,822	3,053
Series 2018-1M2-C01, REMIC, 3.20%, (1M USD LIBOR + 2.25%), 07/25/30 (b)	3,140	2,704
Series 2018-2M2-C02, REMIC, 3.15%, (1M USD LIBOR + 2.20%), 08/26/30 (b)	1,865	1,553
Series 2018-1M2-C05, REMIC, 3.30%, (1M USD LIBOR + 2.35%), 01/27/31 (b)	3,900	3,364
Interest Only, Series 2019-DS-49, REMIC, 5.20%, (6.15% - (1M USD LIBOR * 1)), 06/25/43 (b)	3,517	761
Interest Only, Series 2018-ST-18, REMIC, 5.15%, (6.10% - (1M USD LIBOR * 1)), 12/25/44 (b)	5,302	951
Interest Only, Series 2016-HS-31, REMIC, 5.05%, (6.00% - (1M USD LIBOR * 1)), 06/25/46 (b)	3,586	556
Interest Only, Series 2016-SA-62, REMIC, 5.05%, (6.00% - (1M USD LIBOR * 1)), 09/25/46 (b)	3,649	777
		49,841
U.S. Treasury Inflation Indexed Securities 4.1%
Treasury, United States Department of
3.38%, 04/15/32 (c)	4,498	6,354
1.00%, 02/15/46 - 02/15/48 (c)	21,288	26,122
		32,476
U.S. Treasury Bond 3.8%
Treasury, United States Department of
2.75%, 08/15/42	7,315	9,329
3.13%, 02/15/43	12,710	17,147
2.25%, 08/15/46	2,615	3,109
		29,585
Sovereign 2.5%
Angola, Government of
8.25%, 05/09/28 (d)	200	77
9.38%, 05/08/48 (e)	725	305
9.38%, 05/08/48 (d)	202	85
9.13%, 11/26/49 (d)	200	84
Banque Centrale De Tunisie
5.75%, 01/30/25 (d)	200	159
Cabinet of Ministers of Ukraine
7.75%, 09/01/26 - 09/01/27 (d)	600	552
9.75%, 11/01/28 (d)	200	194
7.38%, 09/25/32 (d)	290	262
Costa Rica Reps
7.00%, 04/04/44 (e)	630	498
El Gobierno De La Republica Oriental Del Uruguay
5.10%, 06/18/50	100	111
Ghana, Government of
10.75%, 10/14/30 (d)	380	386
7.88%, 02/11/35 (d)	200	140
8.75%, 03/11/61 (d)	205	142
Gobierno de la Republica de Costa Rica
7.16%, 03/12/45 (e)	536	426
Gobierno de la Republica del Ecuador
7.88%, 01/23/28 (d)	350	84
9.50%, 03/27/30 (d)	200	59
Gobierno Federal de los Estados Unidos Mexicanos
5.75%, 10/12/10	410	401
Government of the Republic of Panama
3.16%, 01/23/30	429	427
Government of the Republic of Trinidad and Tobago
4.50%, 08/04/26 (e)	360	321
Government of the Sultanate of Oman
6.00%, 08/01/29 (d)	200	142
6.75%, 01/17/48 (e)	880	573
Kenya, Government of
8.00%, 05/22/32 (d)	200	185
Ministry of Defence State of Israel
3.38%, 01/15/50	200	191
Ministry of Finance of the Russian Federation
4.25%, 06/23/27 (d)	400	419
5.10%, 03/28/35 (d)	200	231
Minstry of Finance, Lebenon Republic of
6.60%, 11/27/26 (d)	76	14
6.65%, 02/26/30 (d)	19	3
8.25%, 05/17/34	313	50
Nigeria, Federal Government of
8.75%, 01/21/31 (d)	228	162
7.88%, 02/16/32 (e)	400	277
7.88%, 02/16/32 (d)	200	138
People's Government of Inner Mongolia Autonomous Region
5.63%, 05/01/23 (d)	280	250
5.63%, 05/01/23 (e)	410	365
8.75%, 03/09/24 (e)	430	403
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/27 (d) (f) (g) (h)	6,339	362
Presidence de la Republique de Cote d'Ivoire
5.75%, 12/31/32 (e) (i)	744	668
5.75%, 12/31/32 (d)	1,206	1,082
Presidencia Da Republica Federativa Do Brasil
5.63%, 01/07/41	100	101
5.00%, 01/27/45	860	812
Presidencia De La Nacion
4.63%, 01/11/23	110	31
8.28%, 12/31/33	1,136	386
3.75%, 12/31/38 (i)	170	48

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Presidencia de la Republica de Colombia
3.00%, 01/30/30	215	176
7.38%, 09/18/37	240	293
5.00%, 06/15/45	268	266
Presidencia de la Republica de El Salvador
7.75%, 01/24/23 (d)	310	301
7.12%, 01/20/50 (d)	151	116
Presidencia de la Republica Dominicana
6.00%, 07/19/28 (d)	180	169
6.85%, 01/27/45 (d)	292	266
5.88%, 01/30/60 (d)	150	120
Republica Bolivariana de Venezuela
0.00%, 10/13/24 (d) (f) (g) (h)	1,719	163
Romania, Government of
5.13%, 06/15/48 (d) (j)	120	124
Senegal, Government of
6.25%, 05/23/33 (e)	840	751
6.75%, 03/13/48 (d)	230	188
South Africa, Parliament of
4.85%, 09/30/29	264	215
5.88%, 06/22/30	276	237
The Arab Republic of Egypt
7.60%, 03/01/29 (d)	200	178
7.05%, 01/15/32 (d)	200	162
8.50%, 01/31/47 (d)	280	227
8.50%, 01/31/47 (e)	660	535
8.70%, 03/01/49 (d)	200	166
The Democratic Socialist Republic of Sri Lanka
6.25%, 07/27/21 (d) (j)	200	132
6.75%, 04/18/28 (d)	480	271
7.85%, 03/14/29 (d)	347	196
7.55%, 03/28/30 (e)	270	151
The Government of the Republic of Armenia
3.95%, 09/26/29 (d)	200	178
The Republic of Indonesia, The Government of
8.50%, 10/12/35 (d)	810	1,159
The Republic of Uzbekistan
5.38%, 02/20/29 (d)	200	196
The State of Qatar
4.82%, 03/14/49 (d)	324	380
Turkiye Cumhuriyeti Basbakanlik
6.00%, 03/25/27	865	773
		19,695
Municipal 0.5%
Dormitory Authority State of New York
4.00%, 02/15/47	890	1,000
Empire State Development Corporation
insured by Empire State Development Corporation, 4.00%, 03/15/43	890	994
Texas Water Development Board
4.00%, 10/15/54	555	637
Waller I.S.D. Education Foundation
4.00%, 02/15/50	890	1,031
Ysleta Independent School District
4.00%, 08/15/52	510	587
		4,249
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Interest Only, Series 2020-DX-RR02, 1.82%, 09/25/28 (b)	8,100	1,035
Interest Only, Series 2020-CX-RR02, 1.27%, 03/25/29 (b)	5,615	522
Interest Only, Series 2020-X1-RR3, REMIC, 1.71%, 07/27/28 (b)	18,440	2,270
		3,827
Financials 0.0%
Turkiye Ihracat Kredi Bankasi A.S.
6.13%, 05/03/24 (d)	350	303
Total Government And Agency Obligations (cost $438,151)		439,389
CORPORATE BONDS AND NOTES 51.8%
Financials 13.9%
AerCap Global Aviation Trust
6.50%, 06/15/45 (e)	280	233
AerCap Ireland Capital Designated Activity Company
4.45%, 10/01/25 - 04/03/26	3,775	3,251
African Export-Import Bank
3.99%, 09/21/29 (e)	200	188
Alliant Holdings Intermediate, LLC
6.75%, 10/15/27 (e)	550	520
AmWINS Group, Inc.
7.75%, 07/01/26 (e)	155	153
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (e)	215	216
AssuredPartners, Inc.
7.00%, 08/15/25 (e)	645	587
Banco Bilbao Vizcaya Argentaria, S.A.
6.50%, (callable at 100 beginning 03/05/25) (k) (l)	200	156
Banco Santander, S.A.
7.50%, (callable at 100 beginning 02/08/24) (d) (k) (l)	200	177
Bank of America Corporation
5.13%, (callable at 100 beginning 06/20/24) (k)	396	370
6.25%, (callable at 100 beginning 09/05/24) (k)	467	479
2.74%, 01/23/22	1,975	1,978
3.71%, 04/24/28	2,995	3,142
3.97%, 03/05/29	2,420	2,602
2.50%, 02/13/31	1,710	1,659
Banque Ouest Africaine De Developpement
4.70%, 10/22/31 (e)	200	178
Biz Finance PLC
9.63%, 04/27/22 (e)	117	110
BNP Paribas
4.50%, (callable at 100 beginning 02/25/30) (e) (k) (l)	200	154
7.38%, (callable at 100 beginning 08/19/25) (e) (k)	342	328
3.05%, 01/13/31 (e) (l)	2,680	2,520
Capital One Financial Corporation
1.95%, (3M USD LIBOR + 0.95%), 03/09/22 (b)	905	866
Citigroup Inc.
4.70%, (callable at 100 beginning 01/30/25) (k)	305	260
5.00%, (callable at 100 beginning 09/12/24) (k)	403	370
5.90%, (callable at 100 beginning 02/15/23) (k)	336	324
2.75%, (3M USD LIBOR + 0.96%), 04/25/22 (b)	1,715	1,640
3.89%, 01/10/28 (b)	3,800	3,940
3.52%, 10/27/28	1,385	1,418
4.41%, 03/31/31	5,950	6,536
Citizens Financial Group, Inc.
6.00%, (callable at 100 beginning 07/06/23) (k)	275	221
6.38%, (callable at 100 beginning 04/06/24) (k)	368	325
Colfax Corporation
6.00%, 02/15/24 (e)	400	387
Commscope Finance LLC
6.00%, 03/01/26 (e)	40	40
8.25%, 03/01/27 (e) (j)	680	661
Credit Suisse Group AG
5.10%, (callable at 100 beginning 01/24/30) (e) (k)	265	209
6.38%, (callable at 100 beginning 08/21/26) (e) (k)	307	270
4.19%, 04/01/31 (e) (l)	2,225	2,280
Diamond Finance International Limited
5.45%, 06/15/23 (e)	4,630	4,798
Discover Financial Services
5.50%, (callable at 100 beginning 10/30/27) (k)	636	501
Emirates NBD Bank PJSC
6.13%, (callable at 100 beginning 03/20/25) (d) (k)	835	710
Equitable Holdings, Inc.
5.00%, 04/20/48	2,115	1,937
Fifth Third Bancorp
5.10%, (callable at 100 beginning 06/30/23) (k)	412	333
Ford Motor Credit Company LLC
3.20%, 01/15/21	60	58
3.34%, 03/18/21	10	10
5.88%, 08/02/21	325	318

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
4.39%, 01/08/26	250	219
5.11%, 05/03/29	215	183
General Motors Financial Company, Inc.
5.10%, 01/17/24	2,335	2,151
Global Aviation Leasing Co., Ltd.
6.50%, 09/15/24 (e) (m)	575	370
GTCR (AP) Finance Inc.
8.00%, 05/15/27 (e)	615	565
GTLK Europe Capital Designated Activity Company
4.95%, 02/18/26 (d)	1,118	1,020
GW Honos Security Corporation
8.75%, 05/15/25 (e)	70	71
Huarong Finance 2017 Co., Ltd.
4.00%, (callable at 100 beginning 11/07/22) (d) (k)	200	190
HUB International Limited
7.00%, 05/01/26 (e)	1,405	1,392
Huntington Bancshares Incorporated
5.70%, (callable at 100 beginning 04/15/23) (k)	569	451
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (k)	251	216
6.50%, (callable at 100 beginning 04/16/25) (k) (l)	245	215
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (k)	243	214
4.63%, (callable at 100 beginning 11/01/22) (j) (k)	459	397
5.00%, (callable at 100 beginning 08/01/24) (k)	436	420
2.69%, (3M USD LIBOR + 0.90%), 04/25/23 (b)	3,695	3,630
4.49%, 03/24/31	1,140	1,314
Level 3 Financing, Inc.
5.38%, 01/15/24	450	452
4.63%, 09/15/27 (e)	235	235
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 06/27/24) (k) (l)	237	204
LPL Holdings, Inc.
5.75%, 09/15/25 (e)	1,100	1,056
4.63%, 11/15/27 (e)	215	199
M&T Bank Corporation
5.00%, (callable at 100 beginning 08/01/24) (k)	341	324
Morgan Stanley
5.44%, (3M USD LIBOR + 3.61%), (callable at 100 beginning 07/15/20) (b) (k)	1,405	1,235
1.86%, (SOFR + 0.70%), 01/20/23 (b)	3,980	3,705
3.59%, 07/22/28 (b)	5,055	5,279
3.62%, 04/01/31	1,140	1,186
Nielsen Finance LLC
5.00%, 04/15/22 (e)	530	493
OUTFRONT Media Capital Corporation
5.00%, 08/15/27 (e)	527	490
Petrobras Global Finance B.V.
6.90%, 03/19/49	1,006	979
Power Finance Corporation Limited
3.95%, 04/23/30 (e)	200	171
QNB Finansbank Anonim Sirketi
6.88%, 09/07/24 (e)	248	231
Rassman, Joel H.
4.35%, 02/15/28 (j)	215	195
Resideo Funding Inc.
6.13%, 11/01/26 (e) (j)	955	833
RHP Hotel Properties, LP
4.75%, 10/15/27 (e)	210	157
Suzano Austria GmbH
5.00%, 01/15/30	200	176
Synchrony Financial
2.85%, 07/25/22	5,355	5,094
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (e)	400	383
The Bank of New York Mellon Corporation
4.63%, (callable at 100 beginning 09/20/26) (k)	377	340
The Goldman Sachs Group, Inc.
4.95%, (callable at 100 beginning 02/10/25) (k)	225	198
5.30%, (callable at 100 beginning 11/10/26) (k)	474	455
5.50%, (callable at 100 beginning 08/10/24) (j) (k)	156	150
2.43%, (3M USD LIBOR + 0.75%), 02/23/23 (b)	3,590	3,387
3.69%, 06/05/28 (b)	2,910	3,006
3.81%, 04/23/29	2,760	2,850
4.02%, 10/31/38	1,090	1,155
5.15%, 05/22/45	1,140	1,317
The PNC Financial Services Group, Inc.
5.00%, (callable at 100 beginning 11/01/26) (k)	400	368
Trade and Development Bank of Mongolia LLC
7.25%, 10/23/23 (d)	200	171
Truist Financial Corporation
4.80%, (callable at 100 beginning 09/01/24) (k)	663	545
5.05%, (callable at 100 beginning 12/15/24) (k)	378	334
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 08/07/25) (d) (k)	356	335
UniCredit S.p.A.
8.00%, (callable at 100 beginning 06/03/24) (d) (k) (l)	200	171
VEB Finance Public Limited Company
6.03%, 07/05/22 (d)	380	385
Volkswagen Group of America, Inc.
2.70%, 09/26/22 (e) (j)	3,890	3,705
Wells Fargo & Company
5.88%, (callable at 100 beginning 06/15/25) (k)	318	323
5.90%, (callable at 100 beginning 06/15/24) (k)	384	372
2.91%, (3M USD LIBOR + 1.11%), 01/24/23 (b)	3,440	3,206
2.57%, 02/11/31	3,845	3,685
		109,966
Communication Services 8.6%
Altice Financing S.A.
5.00%, 01/15/28 (e)	330	296
Altice France
7.38%, 05/01/26 (e)	1,330	1,342
10.50%, 05/15/27 (e)	200	211
6.00%, 02/15/28 (e)	1,895	1,652
Altice France Holding S.A.
8.13%, 02/01/27 (e)	200	208
5.50%, 01/15/28 (e)	200	189
AT&T Inc.
2.33%, (3M USD LIBOR + 0.75%), 06/01/21 (b)	3,915	3,761
4.35%, 06/15/45	770	811
5.45%, 03/01/47	3,565	4,292
4.50%, 03/09/48	5,005	5,442
British Telecommunications Public Limited Company
3.25%, 11/08/29 (e)	3,715	3,611
C&W Senior Financing Designated Activity Company
6.88%, 09/15/27 (e)	380	327
CCO Holdings, LLC
5.13%, 05/01/23 (e)	1,270	1,283
5.88%, 04/01/24 (e)	120	123
5.75%, 02/15/26 (e)	160	163
5.00%, 02/01/28 (e)	1,060	1,064
4.75%, 03/01/30 (e)	95	95
4.50%, 08/15/30 - 05/01/32 (e)	1,840	1,800
Charter Communications Operating, LLC
4.80%, 03/01/50	4,685	4,889
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/27 (e)	608	574
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (e)	80	69
Comcast Corporation
4.00%, 08/15/47	1,595	1,853
4.95%, 10/15/58	3,035	4,180
CSC Holdings, LLC
7.75%, 07/15/25 (e)	270	280
5.50%, 05/15/26 (e)	1,000	1,033
7.50%, 04/01/28 (e)	310	331
5.75%, 01/15/30 (e)	730	740
Cumulus Media New Holdings Inc.
6.75%, 07/01/26 (e)	215	191

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
DISH DBS Corporation
7.75%, 07/01/26 (j)	310	319
Dish Network Corporation
3.38%, 08/15/26 (l)	756	608
Fox Corporation
5.58%, 01/25/49	3,280	3,928
Frontier Communications Corporation
8.00%, 04/01/27 (e)	1,280	1,262
Gray Escrow, Inc.
7.00%, 05/15/27 (e)	205	204
iHeartCommunications, Inc.
6.38%, 05/01/26	595	567
5.25%, 08/15/27 (e)	215	189
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	520	320
Lamar Media Corp.
5.75%, 02/01/26	210	216
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (e) (j)	1,050	969
4.75%, 10/15/27 (e)	535	479
Neptune Finco Corp.
10.88%, 10/15/25 (e)	375	405
Netflix, Inc.
5.50%, 02/15/22	90	93
4.88%, 04/15/28	355	361
5.88%, 11/15/28	405	436
6.38%, 05/15/29	100	110
5.38%, 11/15/29 (e) (j)	1,210	1,265
Nexstar Escrow Inc.
5.63%, 07/15/27 (e)	215	210
Sinclair Television Group, Inc.
5.13%, 02/15/27 (e) (j)	220	187
Sirius XM Radio Inc.
4.63%, 07/15/24 (e)	390	396
5.38%, 04/15/25 - 07/15/26 (e)	470	476
5.00%, 08/01/27 (e)	420	427
5.50%, 07/01/29 (e)	960	979
Sprint Capital Corporation
6.88%, 11/15/28	195	223
8.75%, 03/15/32	925	1,224
Sprint Corporation
7.88%, 09/15/23	280	308
7.13%, 06/15/24	1,250	1,370
7.63%, 03/01/26	355	402
The Walt Disney Company
4.70%, 03/23/50	2,525	3,263
Verizon Communications Inc.
4.52%, 09/15/48	2,970	3,752
ViacomCBS Inc.
4.95%, 01/15/31	1,625	1,609
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (e)	235	223
		67,590
Energy 6.7%
Abu Dhabi Crude Oil Pipeline - L.L.C
4.60%, 11/02/47 (e)	390	389
Antero Midstream Partners LP
5.38%, 09/15/24	475	333
Archrock Partners, L.P.
6.25%, 04/01/28 (e)	220	155
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (e)	144	77
7.00%, 11/01/26 (e)	1,020	293
Buckeye Partners, L.P.
4.15%, 07/01/23	40	36
4.35%, 10/15/24	355	298
4.13%, 03/01/25 (e)	565	476
3.95%, 12/01/26	320	262
4.13%, 12/01/27	780	639
4.50%, 03/01/28 (e)	200	164
5.85%, 11/15/43	180	120
Canadian Natural Resources Limited
4.95%, 06/01/47	1,450	1,047
Centennial Resource Production, LLC
6.88%, 04/01/27 (e)	680	167
Cenub Qaz Dehlizi, Qsc
6.88%, 03/24/26 (d)	950	968
6.88%, 03/24/26 (e)	745	760
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	1,380	1,270
4.50%, 10/01/29 (e) (j)	895	795
Comstock Escrow Corporation
9.75%, 08/15/26	100	71
Concho Resources Inc.
4.88%, 10/01/47	2,075	1,601
CrownRock, L.P.
5.63%, 10/15/25 (e)	1,280	646
DCP Midstream Operating, LP
5.38%, 07/15/25	150	102
5.60%, 04/01/44	520	230
DCP Midstream, LP
5.85%, 05/21/43 (b) (e)	550	238
Empresa Nacional del Petroleo
4.38%, 10/30/24 (d)	200	192
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (k)	3,465	1,715
7.13%, (callable at 100 beginning 05/15/30) (k)	4,615	2,807
3.75%, 05/15/30	2,000	1,564
Energy Transfer Operating, L.P.
6.25%, 04/15/49	2,260	1,913
Enterprise Products Operating LLC
4.20%, 01/31/50	40	38
EQM Midstream Partners, LP
4.75%, 07/15/23	645	467
4.00%, 08/01/24	140	98
4.13%, 12/01/26	615	356
5.50%, 07/15/28	430	239
Gaz Capital S.A.
5.15%, 02/11/26 (e)	635	660
Genesis Energy, L.P.
6.25%, 05/15/26	620	444
Global Partners LP
7.00%, 08/01/27	165	123
Greenko Mauritius
6.25%, 02/21/23 (e)	380	336
Hilcorp Energy I, L.P.
5.75%, 10/01/25 (e)	175	82
6.25%, 11/01/28 (e)	405	182
JSC National Company 'KazMunayGas'
5.38%, 04/24/30 (e)	559	552
5.75%, 04/19/47 (e)	200	198
Kinder Morgan Energy Partners, L.P.
4.15%, 02/01/24	2,825	2,825
Kinder Morgan, Inc.
5.55%, 06/01/45	4,627	4,753
Matador Resources Company
5.88%, 09/15/26	925	271
Medco Oak Tree Pte. Ltd.
7.38%, 05/14/26 (e)	400	250
MPLX LP
4.00%, 03/15/28	665	563
4.70%, 04/15/48	3,985	3,086
MV24 Capital B.V.
6.75%, 06/01/34 (e)	577	456
Occidental Petroleum Corporation
3.20%, 08/15/26	3,065	1,471
3.50%, 08/15/29 (j)	3,105	1,459
4.30%, 08/15/39	1,140	484
Parsley Energy, LLC
5.25%, 08/15/25 (e)	340	258
5.63%, 10/15/27 (e)	180	127
4.13%, 02/15/28 (e)	95	65
PDC Energy, Inc.
5.75%, 05/15/26	695	394
Petroleos Mexicanos
6.84%, 01/23/30 (e)	37	27
5.95%, 01/28/31 (e)	60	41
6.35%, 02/12/48	159	100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
7.69%, 01/23/50 (e)	374	257
6.95%, 01/28/60 (e)	43	29
Plains All American Pipeline, L.P.
4.65%, 10/15/25	2,323	1,864
3.55%, 12/15/29	6,389	4,511
Precision Drilling Corporation
7.75%, 12/15/23	220	82
5.25%, 11/15/24	405	165
7.13%, 01/15/26 (e)	290	105
PT Pertamina (Persero)
3.65%, 07/30/29 (e)	210	194
PT Saka Energi Indonesia
4.45%, 05/05/24 (e)	860	641
Range Resources Corporation
5.00%, 08/15/22 (j)	500	375
4.88%, 05/15/25	285	164
9.25%, 02/01/26 (e)	405	249
Rio Energy S.A.
6.88%, 02/01/25 (e)	150	64
Saudi Arabian Oil Company
4.25%, 04/16/39 (e)	374	370
Sinopec Group Overseas Development (2018) Limited
2.50%, 08/08/24 (e)	228	229
SM Energy Company
6.63%, 01/15/27	325	98
Summit Midstream Holdings, LLC
5.50%, 08/15/22	130	28
5.75%, 04/15/25	190	24
Tallgrass Energy Partners, LP
4.75%, 10/01/23 (e)	105	66
6.00%, 03/01/27 (e)	220	117
5.50%, 01/15/28 (e)	345	180
Targa Resource Corporation
5.25%, 05/01/23	250	216
4.25%, 11/15/23	795	684
5.13%, 02/01/25	50	43
5.88%, 04/15/26 (j)	45	37
5.38%, 02/01/27	50	41
6.50%, 07/15/27	280	239
5.00%, 01/15/28	50	41
6.88%, 01/15/29	45	36
5.50%, 03/01/30 (e)	280	217
The Oil And Gas Holding Company B.S.C.
8.38%, 11/07/28 (e)	200	176
The State Oil Company of the Azerbaijan Republic
6.95%, 03/18/30 (d)	605	599
Transocean Pontus Limited
6.13%, 08/01/25 (e)	71	56
Williams Partners L.P.
5.10%, 09/15/45	15	15
WPX Energy, Inc.
5.25%, 09/15/24	375	229
5.75%, 06/01/26	705	406
		52,580
Health Care 4.3%
AbbVie Inc.
2.95%, 11/21/26 (e)	585	599
3.20%, 11/21/29 (e)	1,020	1,022
4.05%, 11/21/39 (e)	1,185	1,236
4.70%, 05/14/45	2,630	2,967
4.25%, 11/21/49 (e)	3,405	3,655
Avantor, Inc.
9.00%, 10/01/25 (e)	815	857
Bausch Health Companies Inc.
6.50%, 03/15/22 (e)	285	289
6.13%, 04/15/25 (e)	1,185	1,174
5.50%, 11/01/25 (e)	305	308
8.50%, 01/31/27 (e)	165	172
5.75%, 08/15/27 (e)	100	103
Centene Corporation
5.25%, 04/01/25 (e)	165	167
5.38%, 08/15/26 (e)	160	163
Cigna Holding Company
4.80%, 08/15/38	675	755
3.20%, 03/15/40	1,680	1,558
Community Health Systems, Inc.
8.63%, 01/15/24 (e)	90	90
8.13%, 06/30/24 (e)	170	118
6.63%, 02/15/25 (e)	300	281
CVS Health Corporation
4.13%, 04/01/40	1,120	1,132
5.05%, 03/25/48	2,810	3,172
Enterprise Merger Sub Inc.
8.75%, 10/15/26 (e)	615	149
HCA Inc.
7.69%, 06/15/25	610	640
5.63%, 09/01/28	695	734
5.88%, 02/01/29	555	587
3.50%, 09/01/30	50	46
5.25%, 06/15/49	2,310	2,467
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (e)	1,485	1,307
Mylan Inc
4.55%, 04/15/28	2,545	2,600
Mylan N.V.
3.95%, 06/15/26	1,140	1,157
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (e) (j)	203	192
7.25%, 02/01/28 (e)	695	604
Polaris Intermediate School
8.50%, 12/01/22 (e) (m)	165	130
Select Medical Corporation
6.25%, 08/15/26 (e)	405	405
Tenet Healthcare Corporation
8.13%, 04/01/22	315	298
6.75%, 06/15/23	835	771
UnitedHealth Group Incorporated
3.88%, 08/15/59	955	1,075
Vizient, Inc.
6.25%, 05/15/27 (e)	185	187
West Street Merger Sub, Inc.
6.38%, 09/01/25 (e)	680	593
		33,760
Industrials 3.6%
Air Lease Corporation
2.30%, 02/01/25	2,860	2,274
American Airlines Group Inc.
3.75%, 03/01/25 (e)	190	134
Amsted Industries Incorporated
4.63%, 05/15/30 (e)	540	485
APX Group, Inc.
7.88%, 12/01/22	56	53
7.63%, 09/01/23 (j)	610	478
8.50%, 11/01/24 (e)	95	88
6.75%, 02/15/27 (e)	595	506
BBA U.S. Holdings, Inc.
5.38%, 05/01/26 (e)	330	319
Beacon Roofing Supply, Inc.
4.88%, 11/01/25 (e) (j)	1,380	1,248
Bombardier Inc.
8.75%, 12/01/21 (e)	175	146
5.75%, 03/15/22 (e)	475	360
6.00%, 10/15/22 (e)	200	150
CD&R Waterworks Merger Sub, LLC
6.13%, 08/15/25 (e)	215	200
EnerSys
4.38%, 12/15/27 (e) (j)	805	757
General Electric Capital Corporation
5.88%, 01/14/38	2,595	3,078
Granite US Holdings Corporation
11.00%, 10/01/27 (e)	290	295
GW B-CR Security Corporation
9.50%, 11/01/27 (e)	167	151
Harsco Corporation
5.75%, 07/31/27 (e)	750	694
Hertz Vehicle Financing II LP
6.25%, 10/15/22 (j)	70	49
5.50%, 10/15/24 (e)	330	189

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
7.13%, 08/01/26 (e)	840	445
6.00%, 01/15/28 (e)	1,105	577
Jeld-Wen, Inc.
4.63%, 12/15/25 (e)	505	452
4.88%, 12/15/27 (e)	840	739
Korn Ferry
4.63%, 12/15/27 (e)	700	611
Masonite International Corporation
5.75%, 09/15/26 (e)	1,075	1,050
5.38%, 02/01/28 (e)	215	212
Ply Gem Midco, LLC
8.00%, 04/15/26 (e) (j)	158	137
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (e)	325	319
5.75%, 04/15/26 (e)	2,005	1,965
6.25%, 01/15/28 (e)	865	747
Ritchie Bros. Auctioneers Incorporated
5.38%, 01/15/25 (e)	330	333
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (e)	320	313
SPX Flow, Inc.
5.88%, 08/15/26 (e)	325	312
Tempo Acquisition, LLC
6.75%, 06/01/25 (e)	610	566
Terex Corporation
5.63%, 02/01/25 (e)	1,410	1,325
The Boeing Company
3.90%, 05/01/49	790	715
3.75%, 02/01/50	340	311
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (e) (j)	520	490
TransDigm Inc.
6.25%, 03/15/26 (e)	1,195	1,189
6.38%, 06/15/26	1,000	959
7.50%, 03/15/27	500	485
5.50%, 11/15/27 (e)	1,085	975
United Airlines Holdings, Inc.
4.88%, 01/15/25	140	120
United Rentals (North America), Inc.
5.50%, 05/15/27	990	977
5.25%, 01/15/30	215	215
Univar Solutions USA Inc.
5.13%, 12/01/27 (e)	705	625
		28,818
Information Technology 3.4%
Amkor Technology, Inc.
6.63%, 09/15/27 (e)	670	620
Apple Inc.
4.65%, 02/23/46	2,605	3,465
ASGN Incorporated
4.63%, 05/15/28 (e)	1,000	938
CDK Global, Inc.
5.88%, 06/15/26	160	169
4.88%, 06/01/27	555	569
CDW Finance Corporation
5.00%, 09/01/25	330	340
CommScope Holding Company, Inc.
6.00%, 06/15/25 (e)	800	733
CommScope Technologies LLC
5.00%, 03/15/27 (e)	705	611
Gartner, Inc.
5.13%, 04/01/25 (e)	330	322
Go Daddy Operating Company, LLC
5.25%, 12/01/27 (e)	335	312
Hewlett Packard Enterprise Company
3.60%, 10/15/20	1,375	1,378
Inception Merger Sub, Inc.
8.63%, 11/15/24 (e) (j)	1,205	1,082
International Business Machines Corporation
4.25%, 05/15/49	1,490	1,771
J2 Cloud Services, LLC
6.00%, 07/15/25 (e)	1,025	1,027
KLA Corporation
3.30%, 03/01/50	1,655	1,578
Microchip Technology Incorporated
4.33%, 06/01/23	2,950	2,827
NortonLifelock Inc.
5.00%, 04/15/25 (e)	335	338
NVIDIA Corporation
3.50%, 04/01/50	1,125	1,221
Open Text Corporation
5.88%, 06/01/26 (e)	325	344
Oracle Corporation
4.00%, 07/15/46	1,060	1,151
3.60%, 04/01/50	1,390	1,364
3.85%, 04/01/60	1,280	1,318
Presidio Holdings, Inc.
4.88%, 02/01/27 (e)	455	402
8.25%, 02/01/28 (e)	720	634
Science Applications International Corporation
4.88%, 04/01/28 (e)	115	110
Solera, LLC
10.50%, 03/01/24 (e)	610	597
SS&C Technologies, Inc.
5.50%, 09/30/27 (e)	895	932
Western Digital Corporation
4.75%, 02/15/26 (j)	705	709
		26,862
Consumer Staples 3.1%
Anheuser-Busch InBev Worldwide Inc.
4.60%, 04/15/48	1,990	2,112
4.75%, 04/15/58	2,930	3,021
5.80%, 01/23/59	2,285	2,818
BAT Capital Corp.
4.91%, 04/02/30	1,685	1,730
Cencosud S.A.
4.38%, 07/17/27 (d)	200	170
4.38%, 07/17/27 (e)	200	170
Darling Ingredients Inc.
5.25%, 04/15/27 (e)	330	320
Energizer Holdings, Inc.
5.50%, 06/15/25 (e)	175	172
6.38%, 07/15/26 (e)	320	323
7.75%, 01/15/27 (e)	895	924
Grupo Bimbo S.A.B. de C.V.
4.70%, 11/10/47 (e)	2,880	2,711
JBS Investments II GmbH
5.75%, 01/15/28 (d)	500	485
Kraft Heinz Foods Company
3.75%, 04/01/30 (e)	3,775	3,599
4.88%, 10/01/49 (e)	3,060	2,823
Performance Food Group Company
5.50%, 10/15/27 (e)	655	607
Post Holdings, Inc.
5.75%, 03/01/27 (e)	330	338
5.63%, 01/15/28 (e)	335	341
4.63%, 04/15/30 (e)	205	196
Spectrum Brands, Inc.
5.75%, 07/15/25	995	937
The Kroger Co.
5.40%, 01/15/49	545	670
		24,467
Consumer Discretionary 2.9%
Aramark Services, Inc.
5.00%, 02/01/28 (e)	445	416
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (e)	203	173
4.75%, 03/01/30 (e)	91	78
Avis Budget Car Rental, LLC
5.75%, 07/15/27 (e)	1,070	850
Boyd Gaming Corporation
6.38%, 04/01/26	955	824
4.75%, 12/01/27 (e)	85	70
Cedar Fair, L.P.
5.38%, 04/15/27	330	282
5.25%, 07/15/29 (e)	540	461
Churchill Downs Incorporated
5.50%, 04/01/27 (e)	880	830

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Dealer Tire, LLC
8.00%, 02/01/28 (e)	330	264
Frontdoor, Inc.
6.75%, 08/15/26 (e)	365	350
HD Supply, Inc.
5.38%, 10/15/26 (e)	205	199
Hilton Domestic Operating Company Inc.
5.13%, 05/01/26	330	315
Hilton Worldwide Holdings Inc.
4.63%, 04/01/25	25	23
IAA Spinco Inc.
5.50%, 06/15/27 (e)	1,330	1,287
KAR Auction Services, Inc.
5.13%, 06/01/25 (e)	1,540	1,488
KFC Holding Co.
5.25%, 06/01/26 (e)	530	534
L Brands, Inc.
5.25%, 02/01/28	460	356
McDonald's Corporation
2.13%, 03/01/30 (j)	580	538
3.60%, 07/01/30	1,820	1,885
3.63%, 09/01/49	810	812
MCE Finance Limited
5.63%, 07/17/27 (e)	285	256
Next PLC
3.63%, 05/18/28, GBP (d)	300	364
Panther BF Aggregator 2 LP
6.25%, 05/15/26 (e)	105	98
8.50%, 05/15/27 (e)	305	266
Penske Automotive Group, Inc.
3.75%, 08/15/20	170	165
5.75%, 10/01/22	250	231
5.50%, 05/15/26 (j)	560	510
Restaurant Brands International Limited Partnership
4.25%, 05/15/24 (e)	220	221
5.00%, 10/15/25 (e)	625	602
Scientific Games International, Inc.
7.00%, 05/15/28 (e)	490	304
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (e)	125	108
Six Flags Operations Inc.
4.88%, 07/31/24 (e) (j)	760	651
5.50%, 04/15/27 (e) (j)	560	472
Staples, Inc.
7.50%, 04/15/26 (e)	1,625	1,435
10.75%, 04/15/27 (e)	445	342
Station Casinos LLC
5.00%, 10/01/25 (e)	220	183
Studio City Finance Limited
7.25%, 02/11/24 (e)	270	236
Taylor Morrison Communities, Inc.
5.63%, 03/01/24 (e)	430	406
5.88%, 06/15/27 (e)	410	381
5.75%, 01/15/28 (e)	415	377
The Home Depot, Inc.
3.35%, 04/15/50	1,430	1,515
The ServiceMaster Company, LLC
5.13%, 11/15/24 (e)	335	331
The William Carter Company
5.63%, 03/15/27 (e)	985	954
Wynn Las Vegas, LLC
5.50%, 03/01/25 (e)	235	219
Yum! Brands, Inc.
7.75%, 04/01/25 (e)	90	95
		22,757
Utilities 2.4%
Aby Transmision Sur S.A.
6.88%, 04/30/43 (e)	196	239
Berkshire Hathaway Energy Company
4.25%, 10/15/50 (e)	1,540	1,741
Calpine Corporation
5.50%, 02/01/24	45	43
5.75%, 01/15/25	820	774
4.50%, 02/15/28 (e)	250	242
5.13%, 03/15/28 (e)	355	327
Centrica PLC
3.00%, 04/10/76, EUR (d) (n)	700	744
Comision Federal de Electricidad
4.75%, 02/23/27 (d)	200	187
Consolidated Edison Company of New York, Inc.
3.95%, 04/01/50	1,190	1,253
Dominion Energy, Inc.
4.65%, (callable at 100 beginning 12/15/24) (k)	450	404
DTE Energy Company
2.53%, 10/01/24 (i)	1,605	1,565
3.40%, 06/15/29	3,680	3,657
Dynegy Inc.
5.88%, 06/01/23 (j)	475	479
ESKOM Holdings
7.13%, 02/11/25 (e)	219	155
Evergy, Inc.
2.90%, 09/15/29	3,365	3,202
NRG Energy, Inc.
7.25%, 05/15/26	155	165
6.63%, 01/15/27	805	834
5.25%, 06/15/29 (e)	215	221
Petroleos del Peru - Petroperu S.A.
4.75%, 06/19/32 (d)	200	181
Talen Energy Supply, LLC
6.50%, 06/01/25	85	55
10.50%, 01/15/26 (e)	405	292
7.25%, 05/15/27 (e)	855	761
6.63%, 01/15/28 (e)	100	85
Vistra Operations Company LLC
5.50%, 09/01/26 (e)	315	325
5.63%, 02/15/27 (e)	380	392
5.00%, 07/31/27 (e)	690	700
		19,023
Materials 1.9%
Arconic Rolled Products Corporation
6.13%, 02/15/28 (e)	450	462
ARD Finance S.A.
6.50%, 06/30/27 (e) (m)	760	663
Ball Corporation
4.00%, 11/15/23	105	106
5.25%, 07/01/25	20	22
Berry Global Escrow Corporation
5.63%, 07/15/27 (e)	395	408
Berry Global, Inc.
5.13%, 07/15/23	185	186
4.50%, 02/15/26 (e) (j)	160	157
Big River Steel LLC
7.25%, 09/01/25 (e)	605	558
CF Industries, Inc.
5.38%, 03/15/44	440	419
China Minmetals Corporation
3.75%, (callable at 100 beginning 11/13/22) (d) (k)	594	570
Chinalco Capital Holdings Limited
4.25%, 04/21/22 (d)	200	196
CNAC (HK) Finbridge Company Limited
5.13%, 03/14/28 (d)	200	223
CSN Resources S.A.
7.63%, 04/17/26 (e) (j)	1,087	717
Element Solutions Inc.
5.88%, 12/01/25 (e)	330	323
First Quantum Minerals Ltd
7.25%, 04/01/23 (e)	430	363
FMG Resources (August 2006) Pty Ltd
5.13%, 05/15/24 (e) (j)	330	328
Freeport-McMoRan Inc.
3.55%, 03/01/22	43	42
3.88%, 03/15/23	445	424
5.00%, 09/01/27	160	149
4.13%, 03/01/28	110	96
5.25%, 09/01/29 (j)	420	396
4.25%, 03/01/30	110	96
5.40%, 11/14/34	110	101
5.45%, 03/15/43	140	125

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hudbay Minerals Inc.
7.25%, 01/15/23 (e)	225	206
7.63%, 01/15/25 (e)	755	657
INEOS Group Holdings S.A.
5.63%, 08/01/24 (e)	320	291
Mauser Packaging Solutions Holding Company
5.50%, 04/15/24 (e)	775	713
7.25%, 04/15/25 (e)	425	328
Nouryon Finance B.V.
8.00%, 10/01/26 (e) (j)	710	673
NOVA Chemicals Corporation
5.25%, 06/01/27 (e)	212	179
Novelis Corporation
5.88%, 09/30/26 (e)	335	331
4.75%, 01/30/30 (e)	655	587
PQ Corporation
6.75%, 11/15/22 (e)	40	41
Rusal Capital Designated Activity Company
5.13%, 02/02/22 (d)	200	195
Sealed Air Corporation
5.50%, 09/15/25 (e)	325	334
Silgan Holdings Inc.
4.75%, 03/15/25	340	328
The Sherwin-Williams Company
3.30%, 05/15/50	1,160	1,089
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (e)	460	382
Trinseo Materials Operating S.C.A.
5.38%, 09/01/25 (e)	165	139
Tronox Finance PLC
5.75%, 10/01/25 (e)	225	197
Tronox Incorporated
6.50%, 04/15/26 (e) (j)	600	540
Turkiye Sise ve Cam Fabrikalari A.S.
6.95%, 03/14/26 (e) (j)	955	871
		15,211
Real Estate 1.0%
CSL Capital, LLC
6.00%, 04/15/23 (e)	375	345
Equinix, Inc.
5.88%, 01/15/26	205	209
ESH Hospitality, Inc.
5.25%, 05/01/25 (e)	635	537
Healthcare Trust of America Holdings, LP
3.10%, 02/15/30	1,750	1,564
Iron Mountain Incorporated
4.88%, 09/15/27 - 09/15/29 (e)	1,005	963
5.25%, 03/15/28 (e)	1,375	1,359
Iron Mountain US Holdings, Inc.
5.38%, 06/01/26 (e)	225	222
MPT Operating Partnership, L.P.
5.50%, 05/01/24	745	725
Realogy Group LLC
4.88%, 06/01/23 (e) (j)	410	345
9.38%, 04/01/27 (e)	480	405
Starwood Property Trust, Inc.
5.00%, 12/15/21	280	256
Uniti Group Inc.
7.88%, 02/15/25 (e)	1,125	1,047
VICI Properties Inc.
4.63%, 12/01/29 (e)	110	100
		8,077
Total Corporate Bonds And Notes (cost $443,974)		409,111
SENIOR LOAN INTERESTS 8.8%
Information Technology 1.6%
Almonde, Inc.
Term Loan, 0.00%, (3M LIBOR + 7.25%), 06/13/25 (b) (o)	134	100
Applied Systems, Inc.
2017 1st Lien Term Loan, 4.70%, (3M LIBOR + 3.25%), 09/06/24 (b)	794	729
CCC Information Services, Inc.
2017 1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 03/30/24 (b)	20	18
Ceridian HCM Holding Inc.
2018 Term Loan B, 3.49%, (1M LIBOR + 2.50%), 04/05/25 (b)	110	104
CommScope, Inc.
2019 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 02/07/26 (b)	820	771
ConvergeOne Holdings, Inc.
2019 Term Loan, 5.99%, (1M LIBOR + 5.00%), 01/04/26 (b)	454	345
DiscoverOrg, LLC
2019 1st Lien Term Loan, 5.45%, (3M LIBOR + 4.00%), 01/29/26 (b)	701	617
EIG Investors Corp.
2018 1st Lien Term Loan, 5.39%, (3M LIBOR + 3.75%), 02/09/23 (b)	303	241
Emerald TopCo Inc
Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/16/26 (b)	697	634
Epicor Software Corporation
1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 06/01/22 (b)	901	820
Flexera Software LLC
2018 1st Lien Term Loan, 5.11%, (1M LIBOR + 3.50%), 02/26/25 (b)	440	395
Hyland Software, Inc.
2018 1st Lien Term Loan, 4.24%, (1M LIBOR + 3.25%), 07/01/24 (b)	750	693
IGT Holding IV AB
USD Term Loan B2, 5.95%, (3M LIBOR + 4.00%), 07/24/24 (b) (p)	140	112
Informatica LLC
Term Loan, 0.00%, (1M LIBOR + 3.25%), 02/19/27 (b) (o)	435	375
Kronos Incorporated
2017 Term Loan B, 4.76%, (3M LIBOR + 3.00%), 11/01/23 (b)	627	569
McAfee, LLC
2018 USD Term Loan B, 4.69%, (1M LIBOR + 3.75%), 09/30/24 (b)	825	770
Navicure, Inc.
2019 Term Loan B, 4.99%, (1M LIBOR + 4.00%), 09/18/26 (b)	330	302
Playtika Holding Corp
Term Loan B, 7.07%, (6M LIBOR + 6.00%), 12/03/24 (b)	351	325
Presidio, Inc.
2020 Term Loan B, 5.28%, (3M LIBOR + 3.50%), 12/19/26 (b)	435	404
Project Alpha Intermediate Holding, Inc.
2017 Term Loan B, 5.38%, (6M LIBOR + 3.50%), 04/26/24 (b)	254	228
2019 Incremental Term Loan B, 6.13%, (6M LIBOR + 4.25%), 04/26/24 (b)	180	161
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.26%, (1M LIBOR + 3.00%), 11/03/23 (b)	2	2
2017 Incremental 1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 11/03/23 (b)	907	785
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 - 02/01/24 (b)	658	603
Sirius Computer Solutions, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.50%), 07/01/26 (b) (o)	158	137
2020 Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/01/26 (b)	205	177
Solera, LLC
USD Term Loan B, 4.36%, (3M LIBOR + 2.75%), 03/03/23 (b)	604	564
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (b)	806	764
Tibco Software Inc.
2020 Term Loan B, 5.11%, (1M LIBOR + 3.75%), 07/03/26 (b)	751	706
		12,451

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Consumer Discretionary 1.3%
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (b)	873	729
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (b)	599	481
CityCenter Holdings, LLC
2017 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 04/14/24 (b)	604	525
Creative Artists Agency, LLC
2019 Term Loan B, 4.74%, (1M LIBOR + 3.75%), 11/19/26 (b)	434	375
CS Intermediate Holdco 2 LLC
2016 Term Loan B, 2.99%, (1M LIBOR + 2.00%), 11/02/23 (b)	227	147
Dealer Tire, LLC
Term Loan, 0.00%, (1M LIBOR + 4.25%), 12/19/25 (b) (o)	119	96
2020 Term Loan B, 5.24%, (1M LIBOR + 4.25%), 12/19/25 (b)	315	256
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (b)	615	546
ERM Emerald US Inc.
USD Term Loan B1, 5.20%, (3M LIBOR + 3.75%), 06/24/26 (b)	168	148
Fleet U.S. Bidco Inc.
Term Loan B, 4.32%, (6M LIBOR + 3.25%), 09/18/26 (b)	532	479
Golden Entertainment, Inc.
2017 1st Lien Term Loan, 3.96%, (1M LIBOR + 3.00%), 06/10/24 (b)	435	326
Learning Care Group, Inc.
2018 1st Lien Term Loan, 5.04%, (3M LIBOR + 3.25%), 03/13/25 (b)	868	682
2018 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.25%), 03/13/25 (b)	70	55
LGC Group TL B 1L
Term Loan, 0.00%, (3M LIBOR + 3.50%), 01/24/27 (b) (o)	220	189
Numericable Group SA
USD Term Loan B11, 3.74%, (1M LIBOR + 2.75%), 07/31/25 (b)	807	741
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (b)	358	326
Scientific Games International, Inc.
2018 Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 08/14/24 (b)	118	95
2018 Term Loan B5, 4.37%, (3M LIBOR + 2.75%), 08/14/24 (b)	486	391
SeaWorld Parks & Entertainment, Inc.
Term Loan B5, 3.99%, (1M LIBOR + 3.00%), 03/01/24 (b)	654	533
Sedgwick Claims Management Services, Inc.
2019 Term Loan B, 4.99%, (1M LIBOR + 4.00%), 09/30/26 (b)	377	338
Staples, Inc.
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (b)	850	667
Station Casinos LLC
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 01/30/27 (b)	432	366
Tenneco, Inc.
2018 Term Loan B, 3.99%, (1M LIBOR + 3.00%), 10/01/25 (b)	449	307
Wand NewCo 3, Inc.
2020 Term Loan, 4.07%, (6M LIBOR + 3.00%), 02/05/26 (b)	434	387
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.36%, (1M LIBOR + 2.75%), 05/11/25 (b)	373	292
WMG Acquisition Corp.
2018 Term Loan F, 3.11%, (1M LIBOR + 2.13%), 11/01/23 (b)	615	597
		10,074
Industrials 1.2%
AI Convoy (Luxembourg) S.A.R.L
Term Loan, 0.00%, (3M LIBOR + 3.50%), 01/20/27 (b) (o)	435	385
Brookfield WEC Holdings Inc.
2020 Term Loan, 4.60%, (1M LIBOR + 3.00%), 08/01/25 (b)	567	533
Circor International, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.25%), 12/11/24 (b) (o)	350	277
2020 Term Loan B, 4.06%, (1M LIBOR + 3.25%), 12/11/24 (b)	175	138
Crosby US Acquisition Corp.
Term Loan B, 5.75%, (1M LIBOR + 4.75%), 06/12/26 (b)	308	242
Emerald Expositions Holding, Inc.
2017 Term Loan B, 3.74%, (1M LIBOR + 2.75%), 05/22/24 (b)	774	588
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (b)	343	296
Garda World Security Corporation
Term Loan, 0.00%, (3M LIBOR + 4.75%), 10/17/26 (b) (o)	271	255
2019 1st Lien Term Loan B, 6.39%, (3M LIBOR + 4.75%), 10/17/26 (b)	532	500
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (b)	437	377
Hertz Corporation, (The)
2016 Term Loan B, 3.74%, (1M LIBOR + 2.75%), 06/30/23 (b)	599	420
MHI Holdings,LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 09/18/26 (b)	364	300
MRC Global (US) Inc.
2018 1st Lien Term Loan B, 3.99%, (1M LIBOR + 3.00%), 09/01/24 (b)	436	345
NCI Building Systems, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.75%), 03/29/25 (b) (o)	440	372
Pitney Bowes Inc.
Term Loan B, 6.49%, (1M LIBOR + 5.50%), 12/12/26 (b)	220	187
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (b)	1,303	1,164
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (b)	1,115	1,051
Tempo Acquisition LLC
Term Loan, 3.74%, (1M LIBOR + 2.75%), 04/20/24 (b)	604	538
TransDigm, Inc.
2020 Term Loan F, 3.24%, (1M LIBOR + 2.25%), 06/09/23 (b)	609	553
2020 Term Loan E, 3.24%, (1M LIBOR + 2.25%), 05/30/25 (b)	40	36
Vertiv Group Corporation
Term Loan, 0.00%, (1M LIBOR + 3.00%), 02/11/27 (b) (o)	875	752
Vivint, Inc.
Term Loan, 0.00%, (3M LIBOR + 5.00%), 08/07/20 (b) (o)	220	180
		9,489
Communication Services 1.1%
Altice Financing SA
Term Loan, 0.00%, (3M LIBOR + 2.75%), 07/31/25 (b) (o)	122	111
2017 USD Term Loan B, 4.41%, (3M LIBOR + 2.75%), 07/31/25 (b)	122	111
Altice France S.A.
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (b)	643	609
Banijay Group
Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/04/25 (b) (o) (p)	220	194

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (b)	833	773
Cineworld Group PLC
Term Loan, 0.00%, (3M LIBOR + 3.00%), 08/05/20 (b) (o)	176	116
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/08/26 (b)	537	451
CSC Holdings, LLC
2019 Term Loan B5, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (b)	654	623
Cumulus Media New Holdings Inc.
Term Loan B, 4.82%, (6M LIBOR + 3.75%), 03/31/26 (b)	542	433
Frontier Communications Corp.
2017 Term Loan B1, 5.21%, (3M LIBOR + 3.75%), 05/31/24 (b)	1	1
2017 Term Loan B1, 5.35%, (3M LIBOR + 3.75%), 05/31/24 (b)	361	342
Greeneden U.S. Holdings II, LLC
2018 USD Term Loan B, 4.24%, (1M LIBOR + 3.25%), 12/01/23 (b)	398	370
GTT Communications, Inc.
2018 USD Term Loan B, 3.74%, (1M LIBOR + 2.75%), 04/27/25 (b)	371	259
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (b)	434	363
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (b)	1,115	1,016
Iridium Satellite LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (b)	435	409
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (b)	437	383
Sprint Communications, Inc.
Term Loan, 4.00%, (1M LIBOR + 3.00%), 02/05/24 (b)	907	900
Syniverse Holdings, Inc.
2018 2nd Lien Term Loan, 10.87%, (1M LIBOR + 9.00%), 02/09/24 (b)	85	31
Telesat Canada
Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 11/22/26 (b)	299	284
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (b)	654	551
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (b)	250	230
Zayo Group Holdings, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.00%), 02/18/27 (b) (o)	505	475
		9,035
Health Care 1.0%
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (b)	363	338
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 4.74%, (1M LIBOR + 3.75%), 07/23/25 (b)	443	329
Aveanna Healthcare, LLC
Term Loan, 0.00%, (3M LIBOR + 4.25%), 03/16/24 (b) (o)	235	176
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (b)	523	494
Term Loan B, 3.36%, (1M LIBOR + 2.75%), 11/26/25 (b)	536	506
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (b)	347	327
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/12/24 (b)	332	296
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (b)	776	392
EyeCare Partners LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/05/27 (b) (o)	220	176
Gentiva Health Services, Inc.
2020 Term Loan, 4.25%, (1M LIBOR + 3.25%), 07/02/25 (b)	435	407
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.68%, (3M LIBOR + 2.00%), 11/15/27 (b)	424	400
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (b)	596	568
LifePoint Health Inc
Term Loan, 0.00%, (1M LIBOR + 3.75%), 03/25/20 (b) (o)	145	134
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 03/25/20 (b)	290	268
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (b)	800	705
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 4.77%, (1M LIBOR + 3.25%), 06/01/25 (b)	659	559
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (b)	579	491
Pearl Intermediate Parent LLC
2018 Incremental Term Loan, 4.24%, (1M LIBOR + 3.25%), 02/14/25 (b) (p)	254	209
Select Medical Corporation
2017 Term Loan B, 3.43%, (3M LIBOR + 2.50%), 03/06/25 (b)	864	816
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (b)	274	171
		7,762
Financials 1.0%
AlixPartners, LLP
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (b)	358	341
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.99%, (1M LIBOR + 3.00%), 05/07/25 (b)	657	595
Alpha 3 B.V.
2017 Term Loan B1, 4.45%, (3M LIBOR + 3.00%), 01/31/24 (b)	219	200
AssuredPartners, Inc.
Term Loan, 0.00%, (1M LIBOR + 3.50%), 08/07/20 (b) (o)	490	425
2020 Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/07/20 (b)	384	333
Asurion LLC
2018 Term Loan B7, 3.99%, (1M LIBOR + 3.00%), 11/15/24 (b)	986	932
BCP Renaissance Parent LLC
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 09/20/24 (b)	362	179
Blackstone CQP Holdco LP
Term Loan B, 4.62%, (3M LIBOR + 3.50%), 05/29/24 (b)	657	511
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (6M LIBOR + 2.25%), 02/05/25 (b)	377	255
Cushman & Wakefield U.S. Borrower, LLC
2020 Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/15/25 (b)	756	659
Deerfield Dakota Holding, LLC
2018 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/04/24 (b)	774	759

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Duff & Phelps, LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/05/27 (b) (o) (p)	185	155
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (b)	363	306
Hub International Limited
2018 Term Loan B, 4.39%, (3M LIBOR + 2.75%), 04/25/25 (b)	35	32
2018 Term Loan B, 4.52%, (3M LIBOR + 2.75%), 04/25/25 (b)	2	2
Term Loan, 4.55%, (3M LIBOR + 2.75%), 04/25/25 (b)	724	673
2019 Incremental Term Loan B, 5.69%, (3M LIBOR + 4.00%), 04/25/25 (b)	554	519
PI US MergerCo, Inc.
USD 2017 1st Lien Term Loan, 4.70%, (3M LIBOR + 3.25%), 01/01/25 (b)	363	304
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 11/06/25 (b)	496	436
		7,616
Materials 0.7%
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (b) (o) (p)	220	198
Berlin Packaging LLC
2018 1st Lien Term Loan, 4.46%, (3M LIBOR + 3.00%), 11/01/25 (b)	12	10
2018 1st Lien Term Loan, 4.59%, (1M LIBOR + 3.00%), 11/01/25 (b)	873	757
Berry Global, Inc.
Term Loan Y, 2.86%, (1M LIBOR + 2.00%), 07/01/26 (b)	248	234
Big River Steel LLC
Term Loan B, 6.45%, (3M LIBOR + 5.00%), 08/15/23 (b) (p)	393	373
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (b)	884	716
Charter NEX US, Inc.
Incremental Term Loan, 4.49%, (1M LIBOR + 3.50%), 05/16/24 (b)	388	336
CPG International Inc.
2017 Term Loan, 5.93%, (3M LIBOR + 3.75%), 05/03/24 (b)	185	153
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (b)	224	166
Forterra Finance, LLC
2017 Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/25/23 (b)	983	810
Solenis Holdings LLC
Term Loan, 0.00%, (3M LIBOR + 4.00%), 12/18/25 (b) (o)	20	16
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (b)	1	1
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (b)	551	433
Starfruit Finco B.V
Term Loan, 0.00%, (1M LIBOR + 3.00%), 09/10/25 (b) (o)	440	392
TMS International Corp.
2018 Term Loan B2, 4.35%, (1M LIBOR + 2.75%), 08/14/24 (b)	240	206
2018 Term Loan B2, 4.53%, (3M LIBOR + 2.75%), 08/14/24 (b)	353	303
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.68%, (3M PRIME + 2.75%), 11/29/23 (b)	15	13
2016 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.75%), 11/29/23 (b)	169	140
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.60%, (3M LIBOR + 3.25%), 10/05/24 (b)	614	504
Wilsonart LLC
2017 Term Loan B, 4.71%, (3M LIBOR + 3.25%), 12/19/23 (b)	292	234
		5,995
Energy 0.4%
Buckeye Partners, L.P.
2019 Term Loan B, 4.27%, (1M LIBOR + 2.75%), 10/10/26 (b)	200	182
Eastern Power, LLC
Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/02/23 (b)	450	387
EG America LLC
2018 USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 06/30/25 (b)	657	476
Gavilan Resources, LLC
2nd Lien Term Loan, 6.99%, (1M LIBOR + 6.00%), 02/24/24 (b)	270	24
Granite Generation LLC
Term Loan B, 4.75%, (1M LIBOR + 3.75%), 10/22/26 (b)	640	530
Term Loan B, 5.20%, (3M LIBOR + 3.75%), 10/22/26 (b)	113	94
Granite Holdings US Acquisition Co.
Term Loan B, 7.21%, (6M LIBOR + 5.25%), 09/23/26 (b)	309	216
Kestrel Acquisition, LLC
2018 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 05/02/25 (b)	249	142
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (b)	424	254
Lucid Energy Group II Borrower, LLC
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 01/31/25 (b)	461	255
Medallion Midland Acquisition, LLC
1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 10/31/24 (b)	457	247
Prairie ECI Acquiror LP
Term Loan B, 6.20%, (3M LIBOR + 4.75%), 03/07/26 (b)	426	218
		3,025
Utilities 0.2%
Calpine Corporation
Term Loan B9, 3.24%, (1M LIBOR + 2.25%), 03/22/26 (b)	605	574
2019 Term Loan B10, 2.99%, (1M LIBOR + 2.00%), 08/02/26 (b)	239	224
Edgewater Generation, L.L.C.
Term Loan, 0.00%, (1M LIBOR + 3.75%), 11/29/25 (b) (o)	410	328
Term Loan, 4.74%, (1M LIBOR + 3.75%), 11/29/25 (b)	352	282
Nautilus Power, LLC
Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/28/24 (b)	274	223
Talen Energy Supply, LLC
2019 Term Loan B, 4.74%, (1M LIBOR + 3.75%), 06/24/26 (b)	338	293
		1,924
Consumer Staples 0.2%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.05%, (1M LIBOR + 2.25%), 01/26/24 (b)	521	498
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (b)	380	360
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (3M LIBOR + 4.25%), 07/12/26 (b)	249	223
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (b)	680	640
		1,721

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Real Estate 0.1%
Realogy Group LLC
2018 Term Loan B, 3.83%, (1M LIBOR + 2.25%), 01/25/25 (b)	659	556
Total Senior Loan Interests (cost $80,580)		69,648
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 7.6%
Allegany Park CLO Ltd
Series 2019-D-1A, 5.53%, (3M USD LIBOR + 3.70%), 01/20/33 (b)	1,000	730
Amcap Funding LLC
Series 2018-A-1, 4.98%, 06/15/23	1,880	1,874
Bear Stearns Asset Backed Securities I Trust
Series 2006-1M3-HE1, REMIC, 1.41%, (1M USD LIBOR + 0.46%), 12/25/35 (b)	1,600	1,493
Benefit Street Partners CLO XIX, Ltd.
Series 2019-D-19A, 5.68%, (3M USD LIBOR + 3.80%), 01/18/33 (b)	2,600	1,884
BX Commercial Mortgage Trust
Series 2018-A-IND, 1.46%, (1M USD LIBOR + 0.75%), 10/15/20 (b)	1,885	1,781
Series 2018-B-IND, REMIC, 1.60%, (1M USD LIBOR + 0.90%), 10/15/20 (b)	483	449
BXMT, Ltd.
Series 2020-A-FL2, 1.70%, (1M USD LIBOR + 0.90%), 02/17/38 (b)	1,490	1,329
Citigroup Commercial Mortgage Trust
Interest Only, Series 2014-XA-GC25, REMIC, 0.99%, 10/11/47 (b)	13,273	491
Interest Only, Series 2015-XA-GC27, REMIC, 1.35%, 02/12/48 (b)	7,491	381
COMM Mortgage Trust
Interest Only, Series 2014-XA-CR16, REMIC, 0.98%, 04/12/47 (b)	12,745	415
Interest Only, Series 2014-XA-LC15, REMIC, 1.10%, 04/12/47 (b)	17,991	631
Interest Only, Series 2014-XA-UBS3, REMIC, 1.08%, 06/12/47 (b)	12,318	457
Interest Only, Series 2014-XA-UBS6, REMIC, 0.89%, 12/12/47 (b)	11,448	370
Series 2012-AM-CR4, REMIC, 3.25%, 10/17/22	1,835	1,798
Credit Suisse Securities (USA) LLC
Series 2004-M2-5, REMIC, 3.23%, (1M USD LIBOR + 1.60%), 02/25/35 (b)	20	20
Elmwood CLO IV Ltd
Series 2020-D-1A, 5.00%, (3M USD LIBOR + 3.15%), 04/15/33 (b)	4,250	3,187
Equifirst Mortgage Loan Trust
Series 2003-1A1-2, REMIC, 1.83%, (1M USD LIBOR + 1.13%), 09/25/33 (b)	422	365
FRESB Mortgage Trust
Series 2017-B-SB38, REMIC, 3.80%, 08/25/27 (i)	1,804	1,327
GS Mortgage Securities Trust
Series 2011-A4-GC3, REMIC, 4.75%, 01/10/21	1,725	1,736
Interest Only, Series 2014-XA-GC18, REMIC, 1.01%, 01/11/47 (b)	17,638	566
Interest Only, Series 2014-XA-GC26, REMIC, 0.97%, 11/13/47 (b)	13,074	475
Interest Only, Series 2015-XA-GC30, REMIC, 0.79%, 05/12/50 (b)	17,422	531
J.P. Morgan Chase Commercial Mortgage Securities Trust
Series 2013-B-LC11, REMIC, 3.50%, 04/17/23	1,180	1,140
Kayne CLO
Series 2019-D-1A, 7.97%, (3M USD LIBOR + 4.20%), 01/18/33 (b)	2,850	2,130
Series 2019-D-6A, 5.90%, (3M USD LIBOR + 4.00%), 01/20/33 (b)	2,450	1,828
Kayne CLO 7 Ltd
Series 2020-D-7A, 0.00%, (3M USD LIBOR + 2.95%), 04/18/33 (b)	1,900	1,387
Lehman ABS Corporation
Series 2006-A3-HE1, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 01/25/36 (b)	7	7
Magnetite XXIV, Limited
Series 2019-D-24A, 5.71%, (3M USD LIBOR + 3.80%), 01/18/33 (b)	5,200	3,836
Mariner CLO 2015-1 LLC
Series 2015-DR2-1A, 0.00%, (3M USD LIBOR + 2.85%), 04/20/29 (b)	2,000	1,573
Milos CLO Ltd
Series 2017-DR-1A, 0.00%, (3M USD LIBOR + 2.75%), 10/21/30 (b)	1,750	1,295
Morgan Stanley Mortgage Capital Holdings LLC
Series 2011-G-C1, REMIC, 4.19%, 02/18/21	915	729
Nelnet Student Loan Trust
Series 2019-A1-7A, 1.45%, (1M USD LIBOR + 0.50%), 01/25/68 (b)	2,374	2,256
Newcastle Mortgage Securities Trust
Series 2006-M2-1, REMIC, 1.32%, (1M USD LIBOR + 0.37%), 03/25/36 (b)	3,490	3,271
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.53%, (1M USD LIBOR + 0.90%), 07/25/59 (b)	1,633	1,588
Series 2019-2A1A-EXP3, REMIC, 1.85%, (1M USD LIBOR + 0.95%), 09/25/59 (b)	1,843	1,792
OHA Loan Funding, Ltd.
Series 2016-DR-1A, 0.00%, (3M USD LIBOR + 3.00%), 01/20/33 (b)	3,250	2,254
Palmer Square Loan Funding Ltd
Series 2015-CR2-2A, 0.00%, (3M USD LIBOR + 2.75%), 07/22/30 (b)	2,250	1,695
Permanent Master Issuer PLC
Series 2018-1A1-1A, 2.21%, (3M USD LIBOR + 0.38%), 10/15/20 (b) (e)	563	559
Residential Asset Mortgage Products, Inc.
Series 2005-M3-RZ4, REMIC, 1.73%, (1M USD LIBOR + 0.52%), 11/25/35 (b)	3,190	3,012
Structured Asset Investment Loan Trust
Series 2003-M1-BC5, REMIC, 2.07%, (1M USD LIBOR + 1.13%), 06/25/33 (b)	68	65
Structured Asset Securities Corporation
Series 2005-M3-NC1, REMIC, 1.73%, (1M USD LIBOR + 0.78%), 02/25/35 (b)	3,472	3,338
Symphony CLO XXII Ltd
Series 2020-D-22A, 0.00%, (3M USD LIBOR + 3.15%), 04/18/33 (b)	2,000	1,374
TICP CLO VII Ltd
Series 2017-DR-7A, 0.00%, (3M USD LIBOR + 3.20%), 04/15/33 (b)	1,000	678
TICP CLO XV Ltd
Series 2020-D-15A, 0.00%, (3M USD LIBOR + 3.15%), 04/20/33 (b)	500	338
Trestles CLO III Ltd
Series 2020-D-3A, 0.00%, (3M USD LIBOR + 3.25%), 01/20/33 (b)	1,000	674
Verizon Owner Trust
Series 2017-A-1A, 2.06%, 09/20/21	353	353
WFRBS Commercial Mortgage Trust
Interest Only, Series 2014-XA-LC14, REMIC, 1.21%, 03/15/47 (b)	8,298	296
Interest Only, Series 2014-XA-C21, REMIC, 1.04%, 08/15/47 (b)	12,347	410
Total Non-U.S. Government Agency Asset-Backed Securities (cost $69,827)		60,168
SHORT TERM INVESTMENTS 3.8%
Securities Lending Collateral 2.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (q) (r)	16,072	16,072
U.S. Treasury Bill 1.8%
Treasury, United States Department of
1.54%, 05/28/20 (s) (t)	14,145	14,145
Total Short Term Investments (cost $30,183)		30,217
Total Investments 127.6% (cost $1,062,715)		1,008,533
Other Derivative Instruments 0.1%		635
Other Assets and Liabilities, Net (27.7)%		(218,972)
Total Net Assets 100.0%		790,196

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $197,607.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Treasury inflation indexed note, par amount is adjusted for inflation.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $154,231 and 19.5% of the Fund.

(f) Non-income producing security.

(g) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(j) All or a portion of the security was on loan as of March 31, 2020.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Convertible security.

(m) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(n) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(o) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) Investment in affiliate.

(r) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(s) All or a portion of the security is pledged or segregated as collateral.

(t) The coupon rate represents the yield to maturity.

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Angola, Government of, 8.25%, 05/09/28	07/19/19	213	77	—
Angola, Government of, 9.38%, 05/08/48	01/11/19	203	85	—
Angola, Government of, 9.13%, 11/26/49	11/19/19	200	84	—
Banco Santander, S.A., 7.50%, callable at 100 beginning 02/08/24	11/05/19	217	177	—
Banque Centrale De Tunisie, 5.75%, 01/30/25	01/16/18	199	159	—
Cabinet of Ministers of Ukraine, 7.75%, 09/01/26	05/15/19	501	460	0.1
Cabinet of Ministers of Ukraine, 7.75%, 09/01/27	05/21/19	94	92	—
Cabinet of Ministers of Ukraine, 9.75%, 11/01/28	09/03/19	239	194	—
Cabinet of Ministers of Ukraine, 7.38%, 09/25/32	12/18/18	237	262	—
Cencosud S.A., 4.38%, 07/17/27	08/23/19	195	170	—
Centrica PLC, 3.00%, 04/10/76	09/25/18	834	744	0.1
Cenub Qaz Dehlizi, Qsc, 6.88%, 03/24/26	12/14/18	1,038	968	0.1
China Minmetals Corporation, 3.75%, callable at 100 beginning 11/13/22	11/15/17	577	570	0.1
Chinalco Capital Holdings Limited, 4.25%, 04/21/22	12/19/17	200	196	—
CNAC (HK) Finbridge Company Limited, 5.13%, 03/14/28	08/21/19	226	223	—
Comision Federal de Electricidad, 4.75%, 02/23/27	08/21/19	207	187	—
Emirates NBD Bank PJSC, 6.13%, callable at 100 beginning 03/20/25	11/12/19	873	710	0.1
Empresa Nacional del Petroleo, 4.38%, 10/30/24	08/21/19	213	192	—
Ghana, Government of, 10.75%, 10/14/30	10/09/15	443	386	0.1
Ghana, Government of, 7.88%, 02/11/35	02/04/20	198	140	—
Ghana, Government of, 8.75%, 03/11/61	02/04/20	202	142	—
Gobierno de la Republica del Ecuador, 7.88%, 01/23/28	03/13/19	329	84	—
Gobierno de la Republica del Ecuador, 9.50%, 03/27/30	09/24/19	200	59	—
Government of the Sultanate of Oman, 6.00%, 08/01/29	07/25/19	200	142	—
GTLK Europe Capital Designated Activity Company, 4.95%, 02/18/26	09/25/19	1,141	1,020	0.1
Huarong Finance 2017 Co., Ltd., 4.00%, callable at 100 beginning 11/07/22	11/15/17	199	190	—
JBS Investments II GmbH, 5.75%, 01/15/28	12/27/19	528	485	0.1
Kenya, Government of, 8.00%, 05/22/32	05/15/19	200	185	—
Ministry of Finance of the Russian Federation, 4.25%, 06/23/27	08/21/19	423	419	0.1
Ministry of Finance of the Russian Federation, 5.10%, 03/28/35	03/21/19	200	231	—
Minstry of Finance, Lebenon Republic of, 6.60%, 11/27/26	01/28/20	28	14	—
Minstry of Finance, Lebenon Republic of, 6.65%, 02/26/30	01/28/20	7	3	—
Next PLC, 3.63%, 05/18/28	09/25/18	394	364	0.1
Nigeria, Federal Government of, 8.75%, 01/21/31	11/14/18	228	162	—
Nigeria, Federal Government of, 7.88%, 02/16/32	04/26/17	215	138	—
People's Government of Inner Mongolia Autonomous Region, 5.63%, 05/01/23	12/14/18	271	250	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	03/25/15	1,258	283	0.1
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	07/28/17	245	52	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	02/09/17	163	27	—
Petroleos del Peru - Petroperu S.A., 4.75%, 06/19/32	08/21/19	220	181	—
Presidence de la Republique de Cote d'Ivoire, 5.75%, 12/31/32	12/14/18	1,121	1,082	0.2
Presidencia de la Republica de El Salvador, 7.75%, 01/24/23	12/14/18	318	301	0.1
Presidencia de la Republica de El Salvador, 7.12%, 01/20/50	07/30/19	151	116	—
Presidencia de la Republica Dominicana, 6.00%, 07/19/28	02/05/20	200	169	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Neuberger Berman Strategic Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Presidencia de la Republica Dominicana, 6.85%, 01/27/45	09/20/18	293	266	0.1
Presidencia de la Republica Dominicana, 5.88%, 01/30/60	02/27/20	149	120	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	03/25/15	514	163	—
Romania, Government of, 5.13%, 06/15/48	02/19/20	150	124	—
Rusal Capital Designated Activity Company, 5.13%, 02/02/22	12/06/17	202	195	—
Senegal, Government of, 6.75%, 03/13/48	02/15/19	205	188	—
The Arab Republic of Egypt, 7.60%, 03/01/29	08/21/19	212	178	—
The Arab Republic of Egypt, 7.05%, 01/15/32	11/13/19	200	162	—
The Arab Republic of Egypt, 8.50%, 01/31/47	12/14/18	256	227	—
The Arab Republic of Egypt, 8.70%, 03/01/49	02/19/19	200	166	—
The Democratic Socialist Republic of Sri Lanka, 6.25%, 07/27/21	08/06/19	202	132	—
The Democratic Socialist Republic of Sri Lanka, 6.75%, 04/18/28	05/10/18	465	271	0.1
The Democratic Socialist Republic of Sri Lanka, 7.85%, 03/14/29	03/07/19	347	196	—
The Government of the Republic of Armenia, 3.95%, 09/26/29	09/19/19	196	178	—
The Republic of Indonesia, The Government of, 8.50%, 10/12/35	12/11/19	1,276	1,159	0.2
The Republic of Uzbekistan, 5.38%, 02/20/29	02/13/19	200	196	—
The State of Qatar, 4.82%, 03/14/49	03/06/19	324	380	0.1
The State Oil Company of the Azerbaijan Republic, 6.95%, 03/18/30	12/20/19	745	599	0.1
Trade and Development Bank of Mongolia LLC, 7.25%, 10/23/23	12/14/18	199	171	—
Turkiye Ihracat Kredi Bankasi A.S., 6.13%, 05/03/24	12/14/18	324	303	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 08/07/25	11/06/19	387	335	0.1
UniCredit S.p.A., 8.00%, callable at 100 beginning 06/03/24	11/05/19	213	171	—
VEB Finance Public Limited Company, 6.03%, 07/05/22	02/13/14	382	385	0.1
		23,189	18,440	2.3

Unfunded Commitments

	Unfunded Commitment ($)	Appreciation/ (Depreciation) ($)
JNL/Neuberger Berman Strategic Income Fund
Agiliti Health, Inc - Term Loan‡	441	(21)
Connect Finco Sarl - Term Loan B	863	(183)
	1,304	(204)

‡ Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the JNL Series Trust's Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

JNL/Neuberger Berman Strategic Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
Euro Bund	(53)	June 2020	EUR	(9,270)	64	137
United States 10 Year Note	(258)	June 2020		(35,438)	36	(343)
United States 10 Year Ultra Bond	(624)	June 2020		(93,295)	205	(4,069)
United States Long Bond	(109)	June 2020		(18,598)	181	(919)
United States Ultra Bond	(310)	June 2020		(62,394)	1,007	(6,387)
					1,493	(11,581)

JNL/Neuberger Berman Strategic Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	GSC	04/02/20	BRL	12,380	2,386	(384)
CLP/USD	GSC	04/02/20	CLP	3,145,302	3,676	(199)
CNY/USD	GSC	04/02/20	CNY	11,581	1,633	(16)
COP/USD	GSC	04/02/20	COP	14,837,665	3,653	(667)
CZK/USD	GSC	04/02/20	CZK	38,052	1,532	(107)
DKK/USD	SSB	04/22/20	DKK	101,618	15,009	(199)
EUR/USD	SSB	04/22/20	EUR	17,498	19,293	(267)
GBP/USD	SSB	04/22/20	GBP	553	689	(32)
MXN/USD	JPM	04/02/20	MXN	26,021	1,102	(253)
RUB/USD	GSC	04/02/20	RUB	221,764	2,830	(553)
USD/BRL	GSC	04/02/20	BRL	(12,383)	(2,387)	367
USD/CLP	GSC	04/02/20	CLP	(3,145,302)	(3,676)	187
USD/CNY	GSC	04/02/20	CNY	(11,581)	(1,633)	29
USD/COP	GSC	04/02/20	COP	(14,837,665)	(3,653)	609
USD/DKK	SSB	04/22/20	DKK	(97,844)	(14,452)	192
USD/EUR	GSC	04/22/20	EUR	(6,667)	(7,350)	(132)
USD/EUR	SSB	04/22/20	EUR	(3,821)	(4,212)	58
USD/GBP	SSB	04/22/20	GBP	(493)	(614)	28

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
USD/RUB	GSC	04/02/20	RUB	(221,883)	(2,831)	481
					10,995	(858)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Emerging Markets Innovator Fund
COMMON STOCKS 83.7%
China 24.5%
Hansoh Pharmaceutical Group Company Limited (a)	910	3,057
Hosa International Limited (b)	7,408	—
Huazhu Group Limited - ADS	264	7,579
Innovent Biologics, Inc. (a)	1,686	7,095
Kingdee International Software Group Co. Ltd.	2,702	3,584
New Oriental Education & Technology Group - ADR (a)	21	2,237
OneConnect Financial Technology Co., Ltd - ADR (a)	243	2,465
Shanghai Baozun E-Commerce Limited - ADR (a) (c)	281	7,862
Silergy Corp.	137	4,462
SITC International Holdings Company Limited	4,894	4,564
TAL Education Group - ADS (a)	30	1,576
Tencent Music Entertainment Group - Class A - ADR (a)	193	1,943
Venus Medtech (Hangzhou) Inc. (a)	628	3,703
Wuxi Biologics Cayman Inc (a)	280	3,639
Zhongsheng Group Holdings Limited	927	3,226
		56,992
United States of America 8.3%
PagSeguro Digital Ltd. - Class A (a) (c)	380	7,347
Yum China Holdings, Inc.	279	11,886
		19,233
India 7.1%
Bandhan Bank Limited	882	2,375
Cholamandalam Investment and Finance Company Limited	843	1,704
CRISIL Limited	107	1,763
Havells India Limited	202	1,283
ICICI Lombard General Insurance Company Limited	94	1,349
United Spirits Limited (a)	181	1,152
Voltas Limited	733	4,630
Zee Entertainment Enterprises Ltd.	1,333	2,178
		16,434
Russian Federation 6.3%
Public Joint Stock Society "Polyus" - GDR (d)	18	1,252
TCS Group Holding PLC - GDR (d)	276	3,193
Yandex N.V. - Class A (a)	300	10,229
		14,674
South Korea 5.8%
Caregen Co., Ltd. (b)	35	1,105
Samsung Biologics Co., Ltd (a)	31	12,340
		13,445
Taiwan 5.5%
Airtac International Group	165	2,460
Largan Precision Co. Ltd.	27	3,374
President Chain Store Corp.	365	3,412
Voltronic Power Technology Corporation	173	3,627
		12,873
Mexico 3.3%
Alsea SAB de CV (a)	5,399	3,440
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico - ADS	483	1,566
Regional, S.A.B. De C.V.	1,015	2,686
		7,692
Brazil 2.9%
Arezzo Industria e Comercio S.A.	231	1,668
Linx Sistemas e Consultoria Ltda.	395	1,292
OdontoPrev S.A.	1,345	3,707
		6,667
Chile 2.8%
Banco de Chile	31,082	2,510
S.A.C.I. Falabella	1,872	4,126
		6,636
Philippines 2.6%
Ayala Corporation	217	1,977
Bank of the Philippine Islands	618	749
International Container Terminal Services Inc.	1,524	2,223
Philippine Seven Corp.	239	608
San Miguel Food and Beverage, Inc.	586	572
		6,129
Indonesia 2.6%
Semen Gresik Persero Tbk PT	5,182	2,373
Unilever Indonesia Tbk PT	8,330	3,711
		6,084
Peru 2.5%
Credicorp Ltd.	29	4,197
Intercorp Financial Services Inc. (a) (c)	62	1,728
		5,925
Egypt 2.5%
Cairo for Investment & Real Estate Development	1,949	1,235
Commercial International Bank Egypt SAE	703	2,620
Eastern Tobacco Co.	2,377	1,867
		5,722
Turkey 1.9%
BIM Birlesik Magazalar A.S.	299	2,264
Turkiye Garanti Bankasi A.S. (a)	1,808	2,223
		4,487
Hong Kong 1.8%
Kerry Logistics Network Limited	933	1,154
Sunny Optical Technology (Group) Company Limited	220	2,934
The Hongkong and Shanghai Hotels, Limited	168	133
		4,221
Greece 1.4%
Jumbo S.A.	234	3,164
Luxembourg 0.9%
Globant S.A. (a)	24	2,092
Nigeria 0.4%
Guaranty Trust Bank Plc	21,854	1,014
Thailand 0.3%
Airports of Thailand Public Company Limited	476	729
Kenya 0.2%
Equity Group Holdings PLC	1,292	419
United Arab Emirates 0.1%
NMC Health PLC (e)	119	146
Total Common Stocks (cost $244,187)		194,778
PREFERRED STOCKS 4.1%
Brazil 2.9%
Lojas Americanas SA (f)	1,933	6,773
Colombia 1.2%
Banco Davivienda S.A.	377	2,841
Total Preferred Stocks (cost $13,590)		9,614
SHORT TERM INVESTMENTS 13.8%
Investment Companies 9.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (g) (h)	22,152	22,152
Securities Lending Collateral 4.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (g) (h)	9,828	9,828
Total Short Term Investments (cost $31,980)		31,980
Total Investments 101.6% (cost $289,757)		236,372
Other Assets and Liabilities, Net (1.6)%		(3,772)
Total Net Assets 100.0%		232,600

(a) Non-income producing security.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) All or a portion of the security was on loan as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Convertible security.

(g) Investment in affiliate.

(h) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Oppenheimer Emerging Markets Innovator Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Public Joint Stock Society "Polyus"	03/24/20	1,133	1,252	0.5
TCS Group Holding PLC	09/24/19	4,774	3,193	1.4
		5,907	4,445	1.9

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Oppenheimer Global Growth Fund
COMMON STOCKS 98.6%
United States of America 54.6%
Adobe Inc. (a)	280	89,035
Agilent Technologies, Inc.	424	30,354
Alphabet Inc. - Class A (a)	140	163,125
Amazon.com, Inc. (a)	12	23,716
Anthem, Inc.	136	30,979
Avantor, Inc. (a)	1,341	16,748
Blueprint Medicines Corporation (a)	154	9,013
Centene Corporation (a)	387	23,002
Citigroup Inc.	762	32,100
Colgate-Palmolive Co.	432	28,698
Electronic Arts Inc. (a)	180	18,051
Equifax Inc.	239	28,572
Facebook, Inc. - Class A (a)	509	84,949
Fidelity National Information Services, Inc.	190	23,103
GlycoMimetics, Inc. (a)	295	674
Illumina, Inc. (a)	28	7,549
Incyte Corporation (a)	187	13,699
Intel Corporation	182	9,823
Intuit Inc.	316	72,711
Ionis Pharmaceuticals Inc. (a)	283	13,387
IQVIA Inc. (a)	47	5,116
MacroGenics Inc. (a)	548	3,191
Maxim Integrated Products, Inc.	963	46,831
Microsoft Corporation	131	20,590
Paypal Holdings, Inc. (a)	455	43,561
Phathom Pharmaceuticals, Inc. (a)	256	6,621
S&P Global Inc.	347	85,005
Sage Therapeutics Inc. (a)	129	3,697
Sarepta Therapeutics, Inc. (a)	120	11,689
United Parcel Service Inc. - Class B	288	26,937
Veracyte, Inc. (a) (b)	299	7,258
Visa Inc. - Class A	107	17,292
Walt Disney Co.	330	31,918
Zimmer Biomet Holdings, Inc.	195	19,679
		1,048,673
Japan 14.3%
Capcom Co. Ltd.	652	20,364
Fanuc Ltd. (b)	137	18,389
Keyence Corp.	150	48,197
Minebea Mitsumi Inc.	420	6,231
Murata Manufacturing Co. Ltd.	989	50,155
Nidec Corp. (b)	872	45,171
Omron Corp.	513	26,337
Takeda Pharmaceutical Co. Ltd.	599	18,194
TDK Corp.	533	41,069
		274,107
France 8.2%
Dassault Systemes SA	27	4,000
Kering SA	105	54,569
LVMH Moet Hennessy Louis Vuitton SE	237	88,008
Societe Generale SA	624	10,458
		157,035
Germany 4.5%
Allianz SE	60	10,264
Bayer AG	260	14,998
SAP SE	549	60,976
		86,238
India 3.4%
DLF Limited	20,302	36,748
ICICI Bank Limited - ADR	3,357	28,537
		65,285
Netherlands 3.2%
Airbus SE	714	46,721
ASML Holding	15	3,899
uniQure N.V. (a) (b)	236	11,177
		61,797
Sweden 3.0%
Assa Abloy AB - Class B	1,461	27,433
Atlas Copco Aktiebolag - Class A	913	30,475
		57,908
China 3.0%
JD.com, Inc. - Class A - ADR (a)	1,407	56,963
Spain 1.6%
Industria de Diseno Textil, S.A.	1,210	31,270
United Kingdom 1.6%
Farfetch Ltd - Class A (a) (b)	714	5,639
International Game Technology PLC (b)	777	4,622
Unilever PLC	387	19,575
		29,836
Switzerland 0.5%
Credit Suisse Group AG	1,129	9,280
Brazil 0.4%
StoneCo Ltd. (a) (b)	370	8,045
Italy 0.3%
Brunello Cucinelli S.p.A.	176	5,361
Total Common Stocks (cost $1,577,425)		1,891,798
PREFERRED STOCKS 0.0%
India 0.0%
Zee Entertainment Enterprises Limited, 6.00%, 03/05/22	1,435	56
Total Preferred Stocks (cost $0)		56
SHORT TERM INVESTMENTS 1.9%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	22,580	22,580
Securities Lending Collateral 0.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	14,631	14,631
Total Short Term Investments (cost $37,211)		37,211
Total Investments 100.5% (cost $1,614,636)		1,929,065
Other Assets and Liabilities, Net (0.5)%		(9,772)
Total Net Assets 100.0%		1,919,293

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Income Fund
GOVERNMENT AND AGENCY OBLIGATIONS 55.6%
Mortgage-Backed Securities 41.9%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/48 - 03/01/49	5,455	5,831
Federal National Mortgage Association, Inc.
TBA, 4.00%, 04/15/48 - 05/15/48 (a)	236,600	252,444
TBA, 3.50%, 04/15/48 - 05/15/48 (a)	74,100	78,338
TBA, 4.50%, 05/15/48 (a)	10,000	10,746
TBA, 2.50%, 05/15/48 - 06/15/48 (a)	107,000	110,564
TBA, 3.00%, 05/15/48 - 06/15/48 (a)	47,600	49,861
3.50%, 03/01/48 - 07/01/48	26,198	27,724
4.00%, 09/01/48 - 08/01/49	57,592	61,464
		596,972
U.S. Treasury Note 6.3%
Treasury, United States Department of
2.25%, 10/31/24 (b)	37,000	40,105
2.63%, 01/31/26 (b)	16,700	18,751
1.63%, 08/15/29	28,600	31,049
		89,905
Sovereign 4.0%
Abu Dhabi, Government of
2.50%, 10/11/22 (c)	400	401
3.13%, 10/11/27 (c)	600	610
Buenos Aires City S.A.
50.85%, (BADLAR + 5.00%), 01/23/22, ARS (d)	17,950	185
38.29%, (BADLAR + 3.25%), 03/29/24, ARS (d)	43,187	370
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
8.20%, 08/12/26, PEN (c)	7,960	2,948
6.35%, 08/12/28, PEN (e)	400	127
6.35%, 08/12/28, PEN (c)	5,301	1,684
5.94%, 02/12/29, PEN (c)	2,416	761
5.94%, 02/12/29, PEN	5,932	1,867
6.95%, 08/12/31, PEN (c)	2,507	853
6.15%, 08/12/32, PEN	9,393	2,995
5.40%, 08/12/34, PEN (c)	2,628	775
5.35%, 08/12/40, PEN (c)	1,880	537
Export-Import Bank of India
3.12%, (3M USD LIBOR + 1.02%), 03/28/22 (d)	2,600	2,599
Gobierno de la Provincia de Buenos Aires
43.08%, (BADLAR + 3.83%), 05/31/22, ARS (d)	1,460	10
52.27%, (BADLAR + 3.75%), 04/12/25, ARS (d) (e)	3,210	23
Ministry of Defence State of Israel
4.50%, 04/03/20	400	400
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (c)	800	825
5.10%, 04/23/48 (c)	200	243
Petroleos de Venezuela, S.A.
0.00%, 05/16/24 - 04/12/37 (e) (f) (g) (h)	1,590	90
Presidencia De La Nacion
50.58%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	382,561	3,056
3.88%, 01/15/22, EUR (e)	330	100
5.63%, 01/26/22	5,010	1,440
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (d)	78,491	473
42.78%, (BADLAR), 10/04/22, ARS (d)	154	2
4.63%, 01/11/23	935	259
3.38%, 01/15/23, EUR (e)	300	83
15.50%, 10/17/26, ARS	49,990	246
5.00%, 01/15/27, EUR (e)	1,400	378
5.25%, 01/15/28, EUR (c)	1,700	449
7.82%, 12/31/33, EUR (e) (i)	3,103	1,094
7.82%, 12/31/33, EUR (e)	34	12
3.38%, 12/31/38, EUR (j)	791	225
3.75%, 12/31/38 (j)	1,002	281
6.25%, 11/09/47, EUR (e)	100	26
Republica Bolivariana de Venezuela
0.00%, 12/09/20 - 03/31/38 (e) (f) (g) (h)	5,970	567
Saudi Arabia, Government of
2.88%, 03/04/23 (c)	400	399
4.00%, 04/17/25 (c)	4,300	4,456
4.63%, 10/04/47 (c)	600	616
5.00%, 04/17/49 (c)	900	970
Saudi Arabia, Kingdom of
4.00%, 04/17/25 (e)	400	415
3.25%, 10/26/26 (e)	5,600	5,614
3.63%, 03/04/28 (e)	200	204
4.38%, 04/16/29 (e)	600	645
South Africa, Parliament of
4.85%, 09/30/29	1,000	814
5.75%, 09/30/49	1,000	720
Turkiye Cumhuriyeti Basbakanlik
5.63%, 03/30/21	300	298
7.25%, 12/23/23	2,400	2,349
5.60%, 11/14/24	2,800	2,576
4.25%, 03/13/25	4,000	3,425
4.63%, 03/31/25, EUR	1,500	1,518
7.63%, 04/26/29	2,130	2,034
5.25%, 03/13/30	3,400	2,754
Turkiye Ihracat Kredi Bankasi A.S.
8.25%, 01/24/24 (c)	200	189
		56,990
U.S. Treasury Inflation Indexed Securities 3.4%
Treasury, United States Department of
0.13%, 10/15/24 (k)	5,027	5,085
0.38%, 01/15/27 - 07/15/27 (k)	988	1,013
0.75%, 07/15/28 (k)	8,805	9,427
0.88%, 01/15/29 (k)	8,343	9,074
0.25%, 07/15/29 (k)	17,471	18,157
0.63%, 02/15/43 (k)	112	123
1.00%, 02/15/48 - 02/15/49 (k)	3,592	4,470
		47,349
Municipal 0.0%
Puerto Rico, Commonwealth of
0.00%, 07/01/23 - 07/01/41 (f) (g)	410	262
U.S. Treasury Bond 0.0%
Treasury, United States Department of
3.00%, 08/15/48	30	41
Total Government And Agency Obligations (cost $788,521)		791,519
CORPORATE BONDS AND NOTES 34.5%
Financials 17.0%
AerCap Ireland Limited
5.00%, 10/01/21	2,810	2,529
AIB Group Public Limited Company
4.75%, 10/12/23 (c)	7,300	7,175
4.26%, 04/10/25 (c)	1,300	1,249
Ally Financial Inc.
7.50%, 09/15/20	2,603	2,629
4.25%, 04/15/21	800	789
3.88%, 05/21/24	340	320
8.00%, 11/01/31	6	7
Ambac LSNI, LLC
6.94%, (3M USD LIBOR + 5.00%), 02/12/23 (c) (d)	1,055	997
Ardonagh Midco 3 PLC
8.38%, 07/15/23, GBP (e)	410	433
8.38%, 07/15/23, GBP (c)	300	317
Assurant, Inc.
4.20%, 09/27/23	54	58
Avolon Holdings Funding Limited
5.50%, 01/15/23 (c)	198	177
5.25%, 05/15/24 (c)	678	547
2.88%, 02/15/25 (c)	459	344
3.25%, 02/15/27 (c)	121	92
Banco Bilbao Vizcaya Argentaria, S.A.
8.88%, (callable at 100 beginning 04/14/21), EUR (e) (l)	1,400	1,485
Banco Bradesco S.A.
2.85%, 01/27/23 (c)	565	536
3.20%, 01/27/25 (c)	400	369

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Banco de Credito del Peru
4.65%, 09/17/24, PEN (c)	1,800	530
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (e) (l)	200	197
Bank of America Corporation
1.87%, (3M USD LIBOR + 0.65%), 06/25/22 (d)	80	76
Bank of Ireland Group Public Limited Company
7.38%, (callable at 100 beginning 06/18/20), EUR (e) (l)	3,450	3,642
Barclays Bank PLC
7.63%, 11/21/22	900	921
Barclays PLC
7.13%, (callable at 100 beginning 06/15/25), GBP (l)	600	633
7.25%, (callable at 100 beginning 03/15/23), GBP (e) (l) (m)	2,900	3,215
7.75%, (callable at 100 beginning 09/15/23) (l) (m)	1,700	1,501
7.88%, (callable at 100 beginning 03/15/22) (e) (l)	400	370
8.00%, (callable at 100 beginning 12/15/20), EUR (l)	7,802	8,144
8.00%, (callable at 100 beginning 06/15/24) (l)	1,000	928
3.68%, 01/10/23	200	201
4.61%, 02/15/23 (m)	2,200	2,236
3.13%, 01/17/24, GBP (e)	100	121
3.07%, (3M USD LIBOR + 1.38%), 05/16/24 (d) (n)	600	573
4.34%, 05/16/24 (d) (m)	600	601
3.93%, 05/07/25	1,600	1,613
3.25%, 02/12/27, GBP (e)	400	471
4.97%, 05/16/29 (d) (m)	200	216
3.25%, 01/17/33, GBP	200	218
Bayer US Finance II LLC
1.85%, (3M USD LIBOR + 0.63%), 06/25/21 (c) (d)	200	188
BGC Partners, Inc.
3.75%, 10/01/24 (o)	162	146
BNP Paribas
4.40%, 08/14/28 (c)	400	429
Brookfield Financial, Inc.
3.90%, 01/25/28	12	12
4.70%, 09/20/47	56	53
BTG Pactual Holding S.A.
4.50%, 01/10/25 (c)	500	435
Camelot Finance S.A.
4.50%, 11/01/26 (c)	20	19
Cantor Fitzgerald, L.P.
4.88%, 05/01/24 (c) (o)	50	51
China Construction Bank (New Zealand) Limited
2.62%, (3M USD LIBOR + 0.75%), 12/20/21 (d) (e)	1,900	1,898
China Construction Bank Corporation
1.95%, (3M USD LIBOR + 0.75%), 09/24/21 (d) (e)	4,700	4,708
CIT Bank, National Association
2.97%, 09/27/25	350	307
CIT Group Inc.
4.13%, 03/09/21	54	53
5.00%, 08/01/23	1,496	1,449
Citigroup Inc.
2.75%, (3M USD LIBOR + 0.95%), 07/24/23 (d)	138	132
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (e) (l) (m)	2,340	2,455
6.63%, (callable at 100 beginning 06/29/21), EUR (e) (l)	8,600	9,024
CPI Property Group
1.63%, 04/23/27, EUR (e) (o)	300	299
Credit Agricole SA
3.75%, 04/24/23 (c)	250	255
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (c) (l)	200	188
7.13%, (callable at 100 beginning 07/29/22) (e) (l) (m)	200	184
7.25%, (callable at 100 beginning 09/12/25) (c) (l)	200	182
7.50%, (callable at 100 beginning 07/17/23) (c) (l)	400	376
6.50%, 08/08/23 (e)	200	202
6.50%, 08/08/23 (c)	1,800	1,824
2.59%, 09/11/25 (c)	700	669
5.75%, 09/18/25, EUR (e)	900	970
Credit Suisse Group Funding (Guernsey) Ltd
3.75%, 03/26/25	500	504
DAE Funding LLC
4.00%, 08/01/20 (c)	168	164
5.25%, 11/15/21 (c)	1,119	1,010
4.50%, 08/01/22 (c)	750	666
5.75%, 11/15/23 (c)	580	538
5.00%, 08/01/24 (c)	1,605	1,457
Daimler Finance North America LLC
3.35%, 05/04/21 (c)	4,400	4,363
2.59%, (3M USD LIBOR + 0.90%), 02/15/22 (c) (d)	1,400	1,323
2.56%, (3M USD LIBOR + 0.88%), 02/22/22 (c) (d)	2,700	2,587
3.40%, 02/22/22 (c)	10,300	10,140
2.55%, 08/15/22 (c)	1,000	960
2.70%, 06/14/24 (c)	150	145
Deutsche Bank Aktiengesellschaft
2.82%, (3M USD LIBOR + 0.97%), 07/13/20 (d)	18	18
0.03%, (3M EURIBOR + 0.50%), 12/07/20, EUR (d) (e)	100	109
3.04%, (3M USD LIBOR + 1.29%), 02/04/21 (d)	450	450
4.25%, 02/04/21 - 10/14/21	11,893	11,326
0.18%, (3M EURIBOR + 0.65%), 09/10/21, EUR (d) (e)	200	214
1.88%, 02/14/22, EUR (e)	900	952
5.00%, 02/14/22	1,050	1,035
0.39%, (3M EURIBOR + 0.80%), 05/16/22, EUR (d) (e)	200	209
3.30%, 11/16/22	800	787
3.95%, 02/27/23	100	94
3.96%, 11/26/25	6,550	6,059
Diamond Finance International Limited
4.42%, 06/15/21 (c)	3,050	3,063
5.45%, 06/15/23 (c)	2,780	2,881
Digital Realty Trust, L.P.
3.60%, 07/01/29	340	330
Equitable Holdings, Inc.
3.90%, 04/20/23	30	30
5.00%, 04/20/48	13	12
Fairfax Financial Holdings Limited
4.85%, 04/17/28	56	60
Ford Motor Credit Company LLC
2.71%, (3M USD LIBOR + 0.81%), 04/05/21 (d)	750	705
0.00%, (3M EURIBOR + 0.37%), 12/01/21, EUR (d)	600	577
3.55%, 10/07/22	928	852
3.09%, 01/09/23	1,000	899
1.74%, 07/19/24, EUR	300	259
GE Capital European Funding Unlimited Company
5.88%, 11/04/20, GBP	12	15
GE Capital International Funding Company Unlimited Company
4.42%, 11/15/35	200	216
General Motors Financial Company, Inc.
2.84%, (3M USD LIBOR + 1.10%), 11/06/21 (d)	354	354
Genworth Financial, Inc.
7.20%, 02/15/21 (n)	5,310	5,134
HSBC Holdings PLC
4.75%, (callable at 100 beginning 07/04/29), EUR (e) (l)	1,060	1,001
5.88%, (callable at 100 beginning 09/28/26), GBP (l)	400	441
6.00%, (callable at 100 beginning 09/29/23), EUR (e) (l)	200	205
6.50%, (callable at 100 beginning 03/23/28) (l) (m)	610	569

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
6.88%, (callable at 100 beginning 06/01/21) (l) (m) (n)	400	398
2.29%, (3M USD LIBOR + 0.60%), 05/18/21 (d)	600	588
2.69%, (3M USD LIBOR + 1.00%), 05/18/24 (d)	200	186
3.97%, 05/22/30 (n)	600	607
3.00%, 05/29/30, GBP	400	480
ICBC (Asia) Investment Management Company Limited
2.48%, (3M USD LIBOR + 0.75%), 11/08/20 (d)	5,050	5,053
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch
2.68%, (3M USD LIBOR + 0.75%), 12/21/21 (d) (e)	1,000	999
ING Groep N.V.
5.75%, (callable at 100 beginning 11/16/26) (l)	800	690
6.88%, (callable at 100 beginning 04/16/22) (e) (l) (m)	200	174
2.91%, (3M USD LIBOR + 1.00%), 10/02/23 (d) (m)	400	347
4.10%, 10/02/23 (m)	400	410
Intesa Sanpaolo S.p.A.
7.00%, (callable at 100 beginning 01/19/21), EUR (e) (l)	500	483
JPMorgan Chase & Co.
1.50%, (3M USD LIBOR + 0.61%), 06/18/22 (d)	332	324
Ladder Capital Finance Holdings LLLP
4.25%, 02/01/27 (c)	94	75
Level 3 Financing, Inc.
3.40%, 03/01/27 (c)	58	55
3.88%, 11/15/29 (c)	250	237
Lloyds Bank PLC
3.30%, 05/07/21 (m)	600	600
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (e) (l)	200	201
7.50%, (callable at 100 beginning 06/27/24) (l) (m)	400	344
7.50%, (callable at 100 beginning 09/27/25) (l)	1,100	989
7.63%, (callable at 100 beginning 06/27/23), GBP (e) (l) (m)	1,650	1,719
7.88%, (callable at 100 beginning 06/27/29), GBP (e) (l) (m)	1,800	2,020
4.05%, 08/16/23 (m)	400	412
4.00%, 03/07/25, AUD	400	261
4.45%, 05/08/25 (m)	200	214
4.38%, 03/22/28	200	212
4.55%, 08/16/28 (m)	400	424
MSCI Inc.
3.63%, 09/01/30 (c) (n)	46	44
Nationwide Building Society
10.25%, GBP (l)	445	725
3.62%, 04/26/23 (c)	540	536
3.77%, 03/08/24 (c)	400	399
4.30%, 03/08/29 (c)	1,600	1,685
3.96%, 07/18/30 (c)	600	612
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (l) (m)	3,700	3,392
8.00%, (callable at 100 beginning 08/10/25) (l) (m)	300	280
0.63%, 03/02/22, EUR (e)	900	969
3.63%, 09/29/22 (c)	3,400	3,390
Navient Corporation
5.00%, 10/26/20	300	296
5.88%, 03/25/21	1,043	1,028
6.63%, 07/26/21	421	432
6.50%, 06/15/22	1,199	1,163
Nordea Bank AB
2.50%, 09/17/20 (c)	3,300	3,275
Petrobras Global Finance B.V.
6.13%, 01/17/22	2,652	2,646
5.09%, 01/15/30 (c)	4,600	4,184
QNB Finance Ltd
3.39%, (3M USD LIBOR + 1.57%), 07/18/21 (d) (e)	400	399
Rio Oil Finance Trust
9.25%, 07/06/24 (e) (j)	139	137
8.20%, 04/06/28 (c)	250	223
Santander Holdings USA, Inc.
3.40%, 01/18/23	60	58
3.50%, 06/07/24	200	195
3.24%, 10/05/26	4	4
4.40%, 07/13/27	20	20
Santander UK Group Holdings PLC
6.75%, (callable at 100 beginning 06/24/24), GBP (e) (l)	2,780	2,779
7.38%, (callable at 100 beginning 06/24/22), GBP (e) (l)	300	306
3.57%, 01/10/23	400	397
1.13%, 09/08/23, EUR (e)	100	106
3.37%, 01/05/24	200	196
0.48%, (3M EURIBOR + 0.85%), 03/27/24, EUR (d) (e)	300	307
4.80%, 11/15/24	3,000	3,074
2.92%, 05/08/26, GBP (e)	700	860
3.82%, 11/03/28	1,800	1,890
Santander UK PLC
3.40%, 06/01/21 (m)	400	401
SLM Corporation
7.25%, 01/25/22	3,650	3,605
5.50%, 01/25/23	1,590	1,460
Societe Generale
6.75%, (callable at 100 beginning 04/07/21), EUR (e) (l)	800	837
6.75%, (callable at 100 beginning 04/06/28) (c) (l)	200	167
7.38% (c) (l) (m)	900	777
7.38%, (callable at 100 beginning 09/13/21) (c) (l)	500	465
Springleaf Finance Corporation
8.25%, 12/15/20	1,250	1,252
7.75%, 10/01/21	600	600
5.63%, 03/15/23	2,745	2,685
6.13%, 05/15/22 - 03/15/24	5,775	5,853
6.88%, 03/15/25	25	25
Standard Chartered PLC
2.10%, (3M USD LIBOR + 1.20%), 09/10/22 (c) (d)	900	846
2.97%, (3M USD LIBOR + 1.15%), 01/20/23 (c) (d)	200	193
4.25%, 01/20/23 (c)	380	383
State Bank of India
4.00%, 01/24/22 (c)	1,550	1,547
Stichting AK Rabobank Certificaten II
0.00%, EUR (d) (e) (j) (l)	2,584	2,566
Syngenta Finance N.V.
4.89%, 04/24/25 (c)	943	880
5.18%, 04/24/28 (c)	200	182
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (l) (m)	3,700	3,607
2.00%, 03/08/23, EUR	300	325
2.50%, 03/22/23, EUR (e)	1,200	1,311
3.16%, (3M USD LIBOR + 1.47%), 05/15/23 (d)	700	619
3.50%, 05/15/23 (d) (m)	200	200
3.88%, 09/12/23	600	605
2.00%, 03/04/25, EUR (e)	200	213
1.75%, 03/02/26, EUR (e)	1,500	1,555
4.80%, 04/05/26	200	210
4.89%, 05/18/29 (m)	200	214
5.08%, 01/27/30 (d) (m)	2,800	3,050
4.45%, 05/08/30	2,000	2,093
UBS Group AG
7.13%, (callable at 100 beginning 08/10/21) (e) (l) (m)	1,900	1,852
UBS Group Funding (Switzerland) AG
6.88%, (callable at 100 beginning 03/22/21) (e) (l)	1,500	1,453

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
UniCredit S.p.A.
6.75%, (callable at 100 beginning 09/10/21), EUR (e) (l) (m)	500	475
9.25%, (callable at 100 beginning 06/03/22), EUR (l)	300	311
7.83%, 12/04/23 (c)	6,140	6,572
Volkswagen Bank Gesellschaft mit beschrankter Haftung
0.00%, (3M EURIBOR + 0.42%), 06/15/21, EUR (d) (e)	100	109
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung
0.07%, (3M EURIBOR + 0.45%), 07/06/21, EUR (d) (e)	100	108
Wells Fargo & Company
3.01%, (3M USD LIBOR + 1.23%), 10/31/23 (d)	221	215
Wells Fargo Bank, National Association
2.31%, (3M USD LIBOR + 0.50%), 07/23/21 (d)	400	389
WPC Eurobond B.V.
2.25%, 04/09/26, EUR	300	322
2.13%, 04/15/27, EUR	100	106
1.35%, 04/15/28, EUR	700	673
		241,501
Communication Services 4.9%
Altice Financing S.A.
2.25%, 01/15/25, EUR (c)	300	294
3.00%, 01/15/28, EUR (c)	2,400	2,325
5.00%, 01/15/28 (c)	700	628
Altice France
2.13%, 02/15/25, EUR (c)	4,290	4,336
Altice France Holding S.A.
8.13%, 02/01/27 (c)	300	313
5.50%, 01/15/28 (c)	200	189
AT&T Inc.
2.33%, (3M USD LIBOR + 0.75%), 06/01/21 (d)	854	820
4.30%, 02/15/30	6,907	7,426
CCO Holdings, LLC
4.75%, 03/01/30 (c)	478	476
4.50%, 08/15/30 (c)	449	440
CenturyLink, Inc.
4.00%, 02/15/27 (c)	176	171
Charter Communications Operating, LLC
3.58%, 07/23/20	2,134	2,145
4.46%, 07/23/22	887	916
3.41%, (3M USD LIBOR + 1.65%), 02/01/24 (d)	5,852	5,901
4.80%, 03/01/50	438	457
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	317	273
Connect Finco SARL
6.75%, 10/01/26 (c)	148	123
CSC Holdings, LLC
6.50%, 02/01/29 (c)	600	647
DISH DBS Corporation
5.13%, 05/01/20	1,000	1,001
Frontier Communications Corporation
8.00%, 04/01/27 (c)	226	223
iHeartCommunications, Inc.
6.38%, 05/01/26 (n)	1,100	1,048
8.38%, 05/01/27	1,132	970
Intelsat (Luxembourg) S.A.
7.75%, 06/01/21	618	321
Intelsat Connect Finance S.A.
9.50%, 02/15/23 (c)	200	73
Intelsat Jackson Holdings S.A.
5.50%, 08/01/23	361	222
8.00%, 02/15/24 (c)	1,309	1,281
8.50%, 10/15/24 (c)	4,396	2,768
9.75%, 07/15/25 (c)	4,728	2,957
Lamar Media Corp.
3.75%, 02/15/28 (c)	94	88
Netflix, Inc.
5.50%, 02/15/22	2,300	2,369
3.63%, 05/15/27, EUR	700	762
4.63%, 05/15/29, EUR	500	561
3.88%, 11/15/29, EUR (c)	809	868
5.38%, 11/15/29 (c)	118	123
3.63%, 06/15/30, EUR (e)	500	537
4.88%, 06/15/30 (c)	300	307
Sprint Communications, Inc.
7.00%, 08/15/20	1,324	1,331
6.00%, 11/15/22	100	104
Sprint Corporation
7.25%, 09/15/21	5,568	5,742
7.88%, 09/15/23	4,261	4,687
7.13%, 06/15/24	1,600	1,754
7.63%, 03/01/26	47	53
7.25%, 02/01/28 (c)	847	847
Sprint Spectrum Co LLC
3.36%, 09/20/21 (c)	863	858
4.74%, 03/20/25 (c)	4,500	4,553
5.15%, 03/20/28 (c)	1,440	1,534
TEGNA Inc.
4.63%, 03/15/28 (c)	189	168
United Group B.V.
3.13%, 02/15/26, EUR (c)	700	650
3.30%, (3M EURIBOR + 3.25%), 02/15/26, EUR (c) (d)	200	174
3.63%, 02/15/28, EUR (c)	700	622
Univision Communications Inc.
5.13%, 05/15/23 - 02/15/25 (c)	677	578
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (c)	1,330	1,274
6.13%, 03/01/28 (c)	300	285
		69,573
Information Technology 1.9%
Broadcom Corporation
2.20%, 01/15/21	1,900	1,875
2.65%, 01/15/23	120	117
3.63%, 01/15/24	1,420	1,402
3.88%, 01/15/27	3,690	3,514
Broadcom Inc.
3.13%, 04/15/21 - 10/15/22 (c)	10,100	9,988
Citrix Systems, Inc.
3.30%, 03/01/30	192	184
Corning Incorporated
5.45%, 11/15/79	146	151
EMC Corporation
2.65%, 06/01/20	1,451	1,442
Flex Ltd.
4.88%, 06/15/29	25	24
Global Payments Inc.
2.65%, 02/15/25	79	78
Micron Technology, Inc.
4.19%, 02/15/27	152	154
5.33%, 02/06/29	202	221
4.66%, 02/15/30	368	384
NXP B.V.
4.13%, 06/01/21 (c)	4,426	4,466
3.88%, 09/01/22 (c)	1,930	1,944
4.30%, 06/18/29 (c)	200	205
PTC Inc.
3.63%, 02/15/25 (c)	90	85
4.00%, 02/15/28 (c)	43	42
Radiate HoldCo, LLC
6.88%, 02/15/23 (c)	7	6
Refinitiv US Holdings Inc.
4.50%, 05/15/26, EUR (e)	300	325
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (c)	1,016	952
Western Digital Corporation
4.75%, 02/15/26 (n)	294	296
		27,855
Real Estate 1.9%
American Tower Corporation
3.00%, 06/15/23	28	28
CBL & Associates Limited Partnership
4.60%, 10/15/24	8	2
5.95%, 12/15/26 (n)	117	22

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
EPR Properties
4.75%, 12/15/26	32	30
4.95%, 04/15/28	90	82
Equinix, Inc.
2.63%, 11/18/24	193	182
2.88%, 03/15/24 - 02/01/26, EUR	12,440	13,178
2.90%, 11/18/26	108	102
3.20%, 11/18/29	231	214
ESH Hospitality, Inc.
4.63%, 10/01/27 (c)	56	42
Growthpoint Properties Ltd
5.87%, 05/02/23 (c)	200	185
Hunt Companies, Inc.
6.25%, 02/15/26 (c)	28	21
Kennedy Wilson Europe Real Est PLC
3.95%, 06/30/22, GBP (e)	2,795	3,502
3.25%, 11/12/25, EUR (e)	3,000	3,122
Kennedy-Wilson, Inc.
5.88%, 04/01/24	84	75
Life Storage LP
3.88%, 12/15/27	26	26
MPT Operating Partnership, L.P.
2.55%, 12/05/23, GBP	300	364
3.69%, 06/05/28, GBP	300	350
Newmark Group, Inc.
6.13%, 11/15/23 (o)	262	265
Omega Healthcare Investors, Inc.
3.63%, 10/01/29	184	160
Physicians Realty L.P.
3.95%, 01/15/28	56	52
Plum Creek Timberlands, L.P.
4.70%, 03/15/21	1,690	1,733
Sabra Health Care Limited Partnership
4.80%, 06/01/24	63	60
3.90%, 10/15/29	46	42
SBA Communications Corporation
3.88%, 02/15/27 (c)	234	235
SL Green Operating Partnership, L.P.
3.25%, 10/15/22	14	14
Starwood Property Trust, Inc.
5.00%, 12/15/21	100	92
4.75%, 03/15/25	42	37
Store Capital Corporation
4.50%, 03/15/28	48	48
4.63%, 03/15/29	49	49
The Howard Hughes Corporation
5.38%, 03/15/25 (c)	2,441	2,362
W.P. Carey Inc.
3.85%, 07/15/29	31	30
Welltower Inc.
4.25%, 04/15/28	32	33
		26,739
Health Care 1.9%
AbbVie Inc.
3.38%, 11/14/21	282	287
Centene Corporation
4.75%, 01/15/25 (c)	466	473
4.25%, 12/15/27 (c)	164	165
4.63%, 12/15/29 (c)	212	213
3.38%, 02/15/30 (c)	270	251
Cigna Holding Company
2.72%, (3M USD LIBOR + 0.89%), 07/15/23 (d)	510	466
Community Health Systems, Inc.
6.25%, 03/31/23	7,621	7,246
8.63%, 01/15/24 (c)	1,786	1,783
6.63%, 02/15/25 (c)	7,229	6,778
8.00%, 03/15/26 (c)	1,134	1,078
Fresenius Medical Care
4.13%, 10/15/20 (c)	2	2
HCA Inc.
3.50%, 09/01/30	458	417
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	12	11
Mylan N.V.
3.75%, 12/15/20	196	198
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (c)	394	372
7.25%, 02/01/28 (c)	462	401
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (c)	66	66
Radiology Partners, Inc.
9.25%, 02/01/28 (c)	160	143
Teva Pharmaceutical Finance Netherlands II B.V.
0.38%, 07/25/20, EUR (e)	2,738	2,948
3.25%, 04/15/22, EUR	400	420
6.00%, 01/31/25, EUR (c)	300	321
Teva Pharmaceutical Finance Netherlands III B.V.
2.20%, 07/21/21	1,895	1,809
Teva Pharmaceutical Industries Ltd
2.95%, 12/18/22 (n)	760	703
		26,551
Industrials 1.7%
Air Lease Corporation
3.50%, 01/15/22	98	88
Aviation Capital Group LLC
2.88%, 01/20/22 (c)	120	110
BOC Aviation Limited
2.81%, (3M USD LIBOR + 1.05%), 05/02/21 (c) (d)	250	251
2.36%, (3M USD LIBOR + 1.13%), 09/26/23 (c) (d)	200	192
4.00%, 01/25/24 (e)	600	639
Bombardier Inc.
5.75%, 03/15/22 (c) (n)	88	67
6.00%, 10/15/22 (c)	1,312	984
6.13%, 01/15/23 (c)	3,717	2,620
7.50%, 03/15/25 (c) (n)	31	22
7.88%, 04/15/27 (c) (n)	515	355
Canadian Pacific Railway Limited
4.50%, 01/15/22 (o)	1,190	1,239
DP World PLC
2.38%, 09/25/26, EUR (c)	200	206
4.25%, 09/25/30, GBP (c)	100	123
Equifax Inc.
2.56%, (3M USD LIBOR + 0.87%), 08/15/21 (d)	126	122
3.60%, 08/15/21	44	44
F-Brasile S.P.A.
7.38%, 08/15/26 (c)	100	97
Fortress Transportation And Infrastructure Investors LLC
6.75%, 03/15/22 (c)	1,028	960
6.50%, 10/01/25 (c)	736	539
Fortune Brands Home & Security, Inc.
3.00%, 06/15/20	664	663
General Electric Capital Corporation
4.38%, 09/16/20	4	4
3.15%, 09/07/22	14	14
5.55%, 05/04/20 - 01/05/26	682	722
6.15%, 08/07/37	57	67
5.88%, 01/14/38	22	26
6.88%, 01/10/39	37	47
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (l)	1,468	1,214
Griffon Corporation
5.75%, 03/01/28 (c)	66	62
Indian Railway Finance Corporation Limited
3.25%, 02/13/30 (c)	400	364
3.95%, 02/13/50 (c)	200	178
International Lease Finance Corporation
5.88%, 08/15/22	851	782
Masco Corporation
5.95%, 03/15/22	690	703
Park Aerospace Holdings Limited
3.63%, 03/15/21 (c)	10	9
5.25%, 08/15/22 (c)	4,702	4,153
4.50%, 03/15/23 (c)	4,325	3,603
Penske Truck Leasing Co., L.P.
3.65%, 07/29/21 (c)	2,300	2,373

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Prime Security Services Borrower, LLC
6.25%, 01/15/28 (c)	232	200
PT Pelabuhan Indonesia III (Persero)
4.50%, 05/02/23 (e)	500	497
Sensata Technologies, Inc.
4.38%, 02/15/30 (c)	52	47
Textron Inc.
2.28%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	250	250
TransDigm Inc.
5.50%, 11/15/27 (c) (n)	150	135
Triumph Group, Inc.
5.25%, 06/01/22	36	30
6.25%, 09/15/24 (c)	121	108
United Rentals (North America), Inc.
4.00%, 07/15/30	96	88
ZLS Prestigia Ltd
4.00%, 03/01/26 (c)	7	7
		25,004
Energy 1.6%
Aker BP ASA
3.00%, 01/15/25 (c) (n)	150	126
3.75%, 01/15/30 (c)	200	148
Enable Midstream Partners, LP
4.95%, 05/15/28	57	28
Energy Transfer LP
2.90%, 05/15/25	93	79
3.75%, 05/15/30	216	169
5.00%, 05/15/50	197	152
Gaz Capital S.A.
2.95%, 01/24/24, EUR (e)	4,380	4,898
Laredo Petroleum, Inc.
9.50%, 01/15/25	36	14
10.13%, 01/15/28	39	15
Noble Corporation
7.88%, 02/01/26 (c)	1,051	263
Odebrecht Drilling Norbe VIII/IX Ltd
6.35%, 12/01/21 (e)	32	29
Odebrecht Offshore Drilling Finance Ltd.
6.72%, 12/01/22 (e)	17	14
Pacific Drilling S.A.
8.38%, 10/01/23 (c)	858	258
Pan American Energy S.L., Branch Argentina
40.04%, (BADLAR), 11/20/20, ARS (d) (h)	27,840	343
Parsley Energy, LLC
4.13%, 02/15/28 (c)	30	20
Petroleos Mexicanos
6.49%, 01/23/27 (c)	180	133
2.75%, 04/21/27, EUR (e)	100	72
5.35%, 02/12/28 (n)	2,804	1,935
6.50%, 03/13/27 - 01/23/29	5,745	4,122
6.84%, 01/23/30 (c)	2,796	2,013
5.95%, 01/28/31 (c)	1,180	813
7.69%, 01/23/50 (c)	270	186
6.95%, 01/28/60 (c)	1,514	1,007
Range Resources Corporation
9.25%, 02/01/26 (c) (n)	136	84
Sabine Pass Liquefaction, LLC
6.25%, 03/15/22	700	689
Sinopec Group Overseas Development (2012) Limited
3.90%, 05/17/22 (e)	2,400	2,477
Sinopec Group Overseas Development (2017) Limited
2.50%, 09/13/22 (e)	700	702
Topaz Solar Farms LLC
4.88%, 09/30/39 (c)	74	77
5.75%, 09/30/39 (c)	784	838
Transocean Guardian Limited
5.88%, 01/15/24 (c)	106	85
Transocean Inc
7.25%, 11/01/25 (c)	150	75
7.50%, 01/15/26 (c)	259	120
8.00%, 02/01/27 (c)	340	161
Transocean Ltd.
5.38%, 05/15/23 (c) (n)	100	84
Valaris PLC
5.75%, 10/01/44	436	37
Western Midstream Operating, LP
2.70%, (3M USD LIBOR + 0.85%), 01/13/23 (d) (o)	124	65
3.10%, 02/01/25 (o)	80	40
4.05%, 02/01/30 (o)	92	39
5.25%, 02/01/50 (o)	92	38
YPF Sociedad Anonima
47.82%, (BADLAR), 09/24/20, ARS (d) (h)	20,060	236
46.54%, (BADLAR + 6.00%), 03/04/21, ARS (d)	17,180	205
		22,889
Consumer Discretionary 1.4%
AA Bond Co Limited
2.88%, 01/31/22, GBP (e)	200	234
Bacardi Limited
4.50%, 01/15/21 (c)	1,600	1,631
4.45%, 05/15/25 (c)	200	209
Banijay Entertainment
5.38%, 03/01/25 (c)	200	184
BMW Finance N.V.
2.25%, 08/12/22 (c)	500	478
Dakota Merger Sub, Inc.
7.75%, 09/01/23 (c)	996	721
Dealer Tire, LLC
8.00%, 02/01/28 (c)	90	72
DriveTime Automotive Group, Inc.
8.00%, 06/01/21 (c)	750	657
General Motors Company
2.54%, (3M USD LIBOR + 0.80%), 08/07/20 (d)	990	973
GLP Financing, LLC
5.25%, 06/01/25	54	49
5.30%, 01/15/29	268	222
Hyundai Capital America
1.69%, (3M USD LIBOR + 0.80%), 09/18/20 (c) (d)	254	254
IHOL Verwaltungs GmbH
3.63%, 05/15/25, EUR (c) (i)	400	339
3.88%, 05/15/27, EUR (c) (i)	200	165
6.00%, 05/15/27 (c) (i)	390	274
6.38%, 05/15/29 (c) (i)	412	321
InterContinental Hotels Group PLC
2.13%, 08/24/26, GBP (e) (o)	1,528	1,481
2.13%, 05/16/27, EUR (e)	1,400	1,405
Mattel, Inc.
5.88%, 12/15/27 (c)	51	52
MCE Finance Limited
5.63%, 07/17/27 (c)	200	180
5.38%, 12/04/29 (c) (n)	850	722
MGM China Holdings Limited
5.88%, 05/15/26 (c)	1,200	997
Mitchells & Butlers Finance PLC
6.01%, 12/15/28, GBP (j)	140	198
NCL Corporation Ltd.
3.63%, 12/15/24 (c)	28	18
Nissan Motor Acceptance Corporation
2.55%, 03/08/21 (c)	1,786	1,756
QVC, Inc.
5.13%, 07/02/22	14	12
4.38%, 03/15/23	837	801
4.85%, 04/01/24	750	648
Restaurant Brands International Limited Partnership
4.38%, 01/15/28 (c)	90	84
Sands China Ltd.
4.60%, 08/08/23 (o)	400	408
5.13%, 08/08/25 (o)	400	376
5.40%, 08/08/28 (o)	600	559
Staples, Inc.
7.50%, 04/15/26 (c)	27	24
Station Casinos LLC
4.50%, 02/15/28 (c)	26	21
Voyager Aviation Holdings, LLC
8.50%, 08/15/21 (c)	2,121	1,991

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Wyndham Destinations, Inc.
4.25%, 03/01/22	10	9
3.90%, 03/01/23	16	14
5.40%, 04/01/24 (j)	18	15
5.75%, 04/01/27 (o)	60	51
4.63%, 03/01/30 (c)	128	99
Wynn Macau, Limited
5.13%, 12/15/29 (c) (n)	1,400	1,191
		19,895
Utilities 1.3%
Duke Energy Corporation
2.20%, (3M USD LIBOR + 0.50%), 05/14/21 (c) (d)	64	64
Edison International
2.40%, 09/15/22 (n)	387	373
3.13%, 11/15/22	191	189
2.95%, 03/15/23	12	12
3.55%, 11/15/24	213	212
5.75%, 06/15/27 (n)	177	184
Pacific Gas And Electric Company
0.00%, 08/01/23 (c) (f) (g)	320	325
0.00%, 10/01/20 - 12/01/46 (f) (g)	16,121	15,753
San Diego Gas & Electric Company
3.75%, 06/01/47	6	6
Southern California Edison Company
6.65%, 04/01/29	50	60
2.85%, 08/01/29	35	35
6.00%, 01/15/34	4	5
5.75%, 04/01/35	16	20
4.88%, 03/01/49	500	576
3.65%, 03/01/28 - 02/01/50	103	100
Southern California Gas Company
2.55%, 02/01/30	210	208
5.13%, 11/15/40	194	242
Talen Energy Supply, LLC
6.63%, 01/15/28 (c)	62	53
The Southern Company
2.75%, 06/15/20	30	30
		18,447
Consumer Staples 0.7%
Altria Group, Inc.
1.00%, 02/15/23, EUR	1,444	1,561
Avon International Capital P.L.C.
6.50%, 08/15/22 (c)	46	41
BAT Capital Corp.
2.76%, 08/15/22	1,742	1,717
Campbell Soup Company
1.37%, (3M USD LIBOR + 0.63%), 03/15/21 (d)	90	87
Kraft Heinz Foods Company
4.88%, 02/15/25 (c)	5,412	5,398
3.95%, 07/15/25	79	78
3.00%, 06/01/26	574	560
Pernod Ricard
4.45%, 01/15/22 (c)	550	565
Post Holdings, Inc.
4.63%, 04/15/30 (c)	204	195
Safeway Inc.
3.50%, 02/15/23 (c)	54	53
4.63%, 01/15/27 (c)	26	26
4.88%, 02/15/30 (c)	57	56
		10,337
Materials 0.2%
Arconic Rolled Products Corporation
6.13%, 02/15/28 (c)	84	86
International Flavors & Fragrances Inc.
3.40%, 09/25/20	140	142
PT Indonesia Asahan Aluminium (Persero)
5.23%, 11/15/21 (c)	600	596
5.71%, 11/15/23 (c)	500	511
Sealed Air Corporation
4.00%, 12/01/27 (c)	25	23
Silgan Holdings Inc.
4.13%, 02/01/28 (c)	96	90
Trident TPI Holdings, Inc.
9.25%, 08/01/24 (c)	50	41
Vale Overseas Ltd
6.25%, 08/10/26	370	403
6.88%, 11/21/36	125	138
6.88%, 11/10/39	295	323
Vale S.A.
3.75%, 01/10/23, EUR	200	214
		2,567
Total Corporate Bonds And Notes (cost $531,593)		491,358
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 26.0%
Accredited Mortgage Loan Trust
Series 2006-A4-2, REMIC, 1.21%, (1M USD LIBOR + 0.26%), 09/25/36 (d) (j)	17,390	15,401
ACE Securities Corp. Home Equity Loan Trust
Series 2004-A3-HS1, REMIC, 1.75%, (1M USD LIBOR + 0.80%), 02/25/34 (d) (j)	1,549	1,457
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (c) (d)	5,510	5,881
Series IV-A2R-A, 1.10%, 10/15/29, EUR (c)	585	626
Aegis Asset Backed Securities Trust
Series 2004-M1-1, REMIC, 1.97%, (1M USD LIBOR + 1.02%), 04/25/34 (d) (j)	6,628	5,874
AFC Mortgage Corporation
Series 2000-2A-1, REMIC, 2.27%, (1M USD LIBOR + 0.64%), 03/25/30 (d)	1,575	1,334
Alba PLC
Series 2006-D-2, 0.95%, (3M GBP LIBOR + 0.46%), 12/15/38, GBP (d) (e)	1,535	1,534
Alternative Loan Trust
Series 2005-1A1-35CB, 5.50%, 09/25/35	1,189	938
Series 2005-1A1-59, REMIC, 1.10%, (1M USD LIBOR + 0.33%), 11/20/35 (d)	2,734	2,223
Series 2006-1A1A-OA17, REMIC, 0.97%, (1M USD LIBOR + 0.20%), 12/20/46 (d)	2,391	1,859
Series 2005-B1-J4, REMIC, 2.30%, (1M USD LIBOR + 1.35%), 07/25/35 (d)	3,224	2,756
Series 2005-A3-38, REMIC, 1.65%, (1M USD LIBOR + 0.70%), 09/25/35 (d)	438	360
Series 2005-2A3A-AR1, REMIC, 1.30%, (1M USD LIBOR + 0.35%), 10/25/35 (d)	11,552	9,700
Series 2005-A1-81, REMIC, 1.23%, (1M USD LIBOR + 0.28%), 02/25/36 (d)	1,275	1,007
Series 2007-2A1-19, REMIC, 6.50%, 08/25/37	4,700	2,912
American Airlines, Inc.
Series 2015-A-1, 3.38%, 05/01/27	2,255	1,908
Ameriquest Mortgage Securities Inc.
Series 2004-A4-R2, REMIC, 1.73%, (1M USD LIBOR + 0.78%), 04/25/34 (d) (j)	841	774
Atrium XII LLC
Series AR-12A, 2.63%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	5,600	5,386
Attentus CDO III, Ltd.
Series 2007-A2-3A, REMIC, 2.43%, (3M USD LIBOR + 0.45%), 10/11/42 (c) (d)	8,150	6,452
BAMLL Commercial Mortgage Securities Trust
Series 2019-A-AHT, 1.91%, (1M USD LIBOR + 1.20%), 03/15/21 (d)	7,010	6,257
Banc of America Funding Corp
Series 2005-5M1-A, REMIC, 1.45%, (1M USD LIBOR + 0.68%), 02/20/35 (d)	4,750	4,274
Series 2005-1A23-3, REMIC, 5.50%, 06/25/35	1,301	1,305
BBCMS Trust
Interest Only, Series 2018-XCP-RRI, REMIC, 0.00%, 02/15/33 (d)	6,000	—
Series 2018-B-RRI, REMIC, 1.76%, (1M USD LIBOR + 1.05%), 02/15/33 (d)	673	592
Series 2018-C-RRI, REMIC, 1.96%, (1M USD LIBOR + 1.25%), 02/15/33 (d)	600	511
Series 2018-D-RRI, REMIC, 2.76%, (1M USD LIBOR + 2.05%), 02/15/33 (d)	400	329
Series 2018-E-RRI, REMIC, 3.80%, (1M USD LIBOR + 3.10%), 02/15/33 (d)	2,600	1,976
BCAP LLC Trust
Series 2009-17A3-RR13, REMIC, 5.88%, 04/26/37 (d)	5,570	4,005

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Bear Stearns ALT-A Trust
Series 2005-12A1-8, REMIC, 1.49%, (1M USD LIBOR + 0.54%), 10/25/35 (d)	6,209	5,801
Bombardier Capital Inc.
Series 1999-A5-B, REMIC, 7.44%, 12/15/29 (d)	6,296	1,847
C-BASS Mortgage Loan Asset-Backed Certificates
Series 2006-A2C-CB8, REMIC, 1.10%, (1M USD LIBOR + 0.15%), 10/25/36 (d)	8,094	6,446
Chevy Chase Funding LLC
Series 2004-A1-1A, 1.23%, (1M USD LIBOR + 0.28%), 01/25/35 (c) (d)	695	609
CHL Mortgage Pass-Through Trust
Series 2006-A1-17, REMIC, 6.00%, 12/25/36	1,790	1,235
Citigtoup Mortgage Loan Trust
Series 2006-2A1A-4, REMIC, 6.00%, 12/25/35	5,230	5,084
Series 2013-1A4-2, REMIC, 4.42%, 11/25/37 (d)	8,567	7,405
Civic Mortgage, LLC.
Series 2018-A1-2, 4.35%, 04/25/20	26	27
Commercial Mortgage Lease-Backed Certificates
Series 2001-D-CMLB, 7.96%, 06/20/31 (d)	4,000	4,201
Conseco Finance Corp.
Series 1999-A6-5, REMIC, 7.50%, 03/01/30	3,597	2,097
Credit Suisse Mortgage Capital Certificates
Series 2009-5A9-11R, REMIC, 3.86%, 08/26/36 (d)	4,367	4,219
Crestline Denali CLO Ltd
Series 2013-A1LR-1A, 2.84%, (3M USD LIBOR + 1.05%), 10/26/27 (c) (d)	8,250	8,013
CSMC Mortgage-Backed Trust
Series 2009-1A2-5R, REMIC, 4.09%, 06/26/36 (d)	3,849	3,256
Series 2006-1A11-6, REMIC, 6.00%, 07/25/36	610	471
CWABS Asset-Backed Certificates Trust
Series 2006-2A2-18, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 05/25/33 (d) (j)	447	406
Series 2006-2A4-20, REMIC, 1.18%, (1M USD LIBOR + 0.23%), 09/25/35 (d)	14,200	9,669
CWABS, Inc.
Series 2004-M1-SD3, REMIC, 2.22%, (1M USD LIBOR + 1.28%), 07/25/34 (d) (j)	819	781
Series 2004-M4-AB2, REMIC, 2.22%, (1M USD LIBOR + 1.28%), 11/25/34 (d)	2,062	1,517
CWMBS, Inc.
Series 2006-2A1-OA5, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 04/25/46 (d)	3,691	2,813
Encore Credit Receivables Trust
Series 2005-M5-4, REMIC, 1.92%, (1M USD LIBOR + 0.98%), 01/25/36 (d) (j)	5,905	4,536
Eurosail PLC
Series 2007-A3A-6NCX, 1.21%, (3M GBP LIBOR + 0.70%), 09/13/45, GBP (d) (e)	50	58
Fremont Home Loan Trust
Series 2006-1A1-E, REMIC, 1.09%, (1M USD LIBOR + 0.14%), 01/25/37 (d) (j)	18,444	10,627
GE-WMC Mortgage Securities, L.L.C.
Series 2005-M2-1, REMIC, 1.64%, (1M USD LIBOR + 0.69%), 10/25/35 (d) (j)	8,684	5,908
GS Mortgage Securities Corp.
Series 2006-2A3-5, REMIC, 1.22%, (1M USD LIBOR + 0.27%), 03/25/36 (d) (j)	3,977	2,132
GSMSC Resecuritization Trust
Series 2015-B-8R, REMIC, 3.19%, 04/28/37 (d)	21,718	6,644
GSR Mortgage Loan Trust
Series 2004-1AF-4, REMIC, 1.35%, (1M USD LIBOR + 0.40%), 06/25/34 (d)	5,915	4,633
Series 2004-M2-10, REMIC, 4.54%, 08/25/34 (j)	2,993	2,631
Harborview Mortgage Loan Trust
Series 2006-1A1-8, REMIC, 1.32%, (1M USD LIBOR + 0.40%), 07/21/36 (d) (j)	5,472	2,964
Harley Marine Financing LLC
Series 2018-A2-1A, 5.68%, 05/15/22	376	333
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.76%, (US SONIA + 1.05%), 05/25/53, GBP (c) (d)	8,319	9,986
Hildene TruPS Securitization Ltd
Series 2019-A1-2, 3.44%, (3M USD LIBOR + 1.76%), 05/23/39 (d)	13,814	13,393
IndyMac INDX Mortgage Loan Trust
Series 2006-3A1-AR11, REMIC, 3.49%, 06/25/36	2,924	2,249
IndyMac MBS, Inc.
Series 2005-A5-A5, REMIC, 1.35%, (1M USD LIBOR + 0.40%), 05/25/35 (d)	1,368	931
J.P. Morgan Alternative Loan Trust
Series 2006-1A1-A5, REMIC, 1.27%, (1M USD LIBOR + 0.16%), 10/25/36 (d)	1,829	1,704
J.P. Morgan Mortgage Acquisition Corp.
Series 2005-M6-FLD1, REMIC, 2.03%, (1M USD LIBOR + 1.08%), 07/25/35 (d)	4,000	3,591
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.52%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	1,210	1,189
Lanark Master Issuer PLC
Series 2019-1A1-1A, REMIC, 2.45%, (3M USD LIBOR + 0.77%), 08/22/21 (d)	2,214	2,176
LP Credit Card ABS Master Trust
Series 2018-A-1, 3.19%, (1M USD LIBOR + 1.55%), 08/20/24 (d)	555	533
Mansard Mortgages PLC
Series 2006-B1-1X, 1.83%, (3M GBP LIBOR + 1.10%), 10/15/48, GBP (d) (e)	4,665	5,092
Marlette Funding Trust
Series 2018-A-4A, 3.71%, 04/15/21	70	69
Series 2019-A-2A, 3.13%, 11/15/21	1,071	1,028
Series 2019-A-1A, 3.44%, 04/16/29	2,038	2,009
MASTR Adjustable Rate Mortgages Trust
Series 2004-M2-11, REMIC, 2.55%, (1M USD LIBOR + 1.60%), 11/25/34 (d) (j)	5,126	5,154
Metal LLC
Series 2017-A-1, 4.58%, 10/15/24 (c)	1,221	1,233
Morgan Stanley Resecuritization Trust
Series 2014-2AD-R3, REMIC, 4.20%, 07/28/48 (d)	6,349	6,228
Newgate Funding PLC
Series 2007-A3-2X, 0.65%, (3M GBP LIBOR + 0.16%), 12/15/50, GBP (d) (e)	4,900	5,198
Palmer Square Loan Funding Ltd
Series 2018-A1-4A, 2.59%, (3M USD LIBOR + 0.90%), 11/16/26 (c) (d)	163	158
People's Choice Home Loan Securities Trust Series
Series 2005-M3-3, REMIC, 1.80%, (1M USD LIBOR + 0.86%), 08/25/35 (d)	6,543	6,004
Popular ABS Mortgage Pass-Through Trust
Series 2007-A2-A, REMIC, 1.20%, (1M USD LIBOR + 0.25%), 06/25/37 (d) (j)	2,437	2,205
Popular ABS, Inc.
Series 2005-M2-C, REMIC, 1.58%, (1M USD LIBOR + 0.95%), 11/25/35 (d) (j)	4,558	4,137
RFMSI Trust
Series 2007-A5-S4, REMIC, 6.00%, (1M USD LIBOR + 0.60%), 04/25/37 (d)	1,819	1,612
Saxon Asset Securities Trust
Series 2004-M1-1, REMIC, 2.41%, (1M USD LIBOR + 0.80%), 03/25/35 (d)	2,269	2,144
Securitized Asset Backed Receivables LLC
Series 2005-M2-FR3, 1.92%, (1M USD LIBOR + 0.98%), 04/25/35 (d)	2,235	1,632
Series 2005-M2-EC1, REMIC, 1.59%, (1M USD LIBOR + 0.65%), 01/25/35 (d) (j)	844	722
Series 2006-M3-OP1, REMIC, 1.56%, (1M USD LIBOR + 0.41%), 10/25/35 (d) (j)	12,525	11,257
SG Mortgage Securities Trust
Series 2005-M3-OPT1, 1.65%, (1M USD LIBOR + 0.47%), 10/25/35 (d)	4,975	3,870
S-JETS Limited
Series 2017-A-1, 3.97%, 08/15/25	1,393	981
SLM Private Education Loan Trust
Series 2011-A3-B, 2.95%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	5,574	5,347
Soundview Home Loan Trust
Series 2005-M2-OPT2, REMIC, 1.79%, (1M USD LIBOR + 0.84%), 08/25/35 (d) (j)	8,000	6,677

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Starwood Waypoint Homes Trust
Series 2017-A-1, REMIC, 1.65%, (1M USD LIBOR + 0.95%), 01/22/35 (d)	4,820	4,553
Series 2017-B-1, REMIC, 1.87%, (1M USD LIBOR + 1.17%), 01/22/35 (d)	600	563
Series 2017-C-1, REMIC, 2.10%, (1M USD LIBOR + 1.40%), 01/22/35 (d)	2,100	1,902
Series 2017-D-1, REMIC, 2.65%, (1M USD LIBOR + 1.95%), 01/22/35 (d)	300	272
Structured Asset Securities Corp Mortgage Loan Trust
Series 2007-A4-OSI, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 06/25/37 (d) (j)	16,936	10,692
Terwin Mortgage Trust
Series 2006-A2-9HGA, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 10/25/37 (d) (j)	1,816	1,719
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 2.70%, (3M USD LIBOR + 0.87%), 10/15/27 (d)	3,402	3,288
Towd Point Mortgage Funding
Series 2019-A1-A13A, 1.61%, (US SONIA + 0.90%), 07/20/45, GBP (c) (d)	24,430	28,958
Tralee CLO V Ltd
Series 2018-A1-5A, 2.93%, (3M USD LIBOR + 1.11%), 10/20/28 (c) (d)	500	480
TruPS Financials Note Securitization Ltd
Series 2017-A1-2A, 2.69%, (3M USD LIBOR + 1.57%), 09/20/39 (d)	2,516	2,516
WaMu Asset-Backed Certificates
Series 2005-3M2-WL1, REMIC, 2.41%, (1M USD LIBOR + 0.78%), 06/25/45 (d) (j)	3,610	3,068
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-1A3-AR10, REMIC, 4.12%, 09/25/35 (d)	2,854	2,514
Series 2007-4A2-OA3, REMIC, 2.67%, (12M US Federal Reserve Cumulative Average CMT + 0.70%), 04/25/47 (d)	1,783	1,440
Wells Fargo Commercial Mortgage Trust
Series 2017-A-HSDB, 1.65%, (1M USD LIBOR + 0.85%), 12/15/20 (d)	3,065	2,763
Series 2017-B-HSDB, 1.90%, (1M USD LIBOR + 1.10%), 12/15/20 (d)	2,542	2,233
Series 2017-D-HSDB, 2.64%, (1M USD LIBOR + 1.84%), 12/15/20 (d)	178	150
Wells Fargo Mortgage Backed Securities Trust
Series 2007-A1-AR7, REMIC, 4.35%, 12/25/37 (d)	1,366	1,253
Total Non-U.S. Government Agency Asset-Backed Securities (cost $410,540)		370,867
SENIOR LOAN INTERESTS 4.8%
Communication Services 1.5%
Altice France S.A.
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (d)	395	374
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.86%, (1M LIBOR + 4.25%), 08/15/26 (d)	4,360	3,444
Banijay Group
Term Loan, 0.00%, (3M LIBOR + 3.75%), 02/04/25 (d) (p) (q)	46	40
Clear Channel Outdoor Holdings, Inc.
Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/08/26 (d)	199	167
CSC Holdings, LLC
Term Loan, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (d)	99	94
Frontier Communications Corp.
2017 Term Loan B1, 5.21%, (3M LIBOR + 3.75%), 05/31/24 (d)	—	—
2017 Term Loan B1, 5.35%, (3M LIBOR + 3.75%), 05/31/24 (d)	99	94
Gray Television, Inc.
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (d)	85	79
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (d)	3,953	3,602
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (d)	322	281
PUG LLC
USD Term Loan , 5.17%, (1M LIBOR + 3.50%), 01/31/27 (d) (p)	98	83
Sinclair Television Group Inc.
Term Loan B2B, 3.21%, (1M LIBOR + 2.50%), 07/18/26 (d)	131	123
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (d)	3,283	3,258
Syniverse Holdings, Inc.
Term Loan, 6.87%, (3M LIBOR + 5.00%), 02/09/23 (d)	325	208
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (d)	8,351	7,036
Windstream Services LLC
Term Loan, 7.50%, (PRIME + 4.25%), 02/08/24 (d)	1,158	689
Windstream Services, LLC
Term Loan, 0.00%, (PRIME + 5.00%), 03/29/21 (d) (q)	2,301	1,415
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (d)	1,300	1,222
		22,209
Consumer Discretionary 1.0%
Aramark Services, Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 03/01/25 (d)	93	87
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (d)	293	236
Diamond Resorts Corporation
Term Loan, 0.00%, (3M LIBOR + 3.75%), 09/02/23 (d) (p) (q)	3,238	2,186
Term Loan, 5.35%, (3M LIBOR + 3.75%), 09/02/23 (d) (p)	793	536
Fleet U.S. Bidco Inc.
Term Loan B, 4.32%, (6M LIBOR + 3.25%), 09/18/26 (d)	58	52
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 08/29/25 (d)	99	86
Neiman Marcus Group Ltd LLC
Term Loan, 0.00%, (3M LIBOR + 6.00%), 10/25/23 (d) (q)	935	368
Term Loan, 7.50%, (3M LIBOR + 6.00%), 10/25/23 (d)	1,133	446
Term Loan, 8.52%, (3M LIBOR + 5.50%), 10/25/23 (d)	6,161	2,156
PetSmart, Inc.
Term Loan, 0.00%, (6M LIBOR + 4.00%), 03/11/22 (d) (q)	8	8
Consenting Term Loan, 5.00%, (6M LIBOR + 4.00%), 03/11/22 (d)	8,461	8,092
WHATABRANDS LLC
2020 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 08/02/26 (d)	53	43
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.35%, (3M LIBOR + 1.75%), 03/29/25 (d)	99	86
		14,382
Financials 0.7%
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.52%, (1M LIBOR + 1.75%), 01/15/25 (d)	70	62
Term Loan, 2.27%, (3M LIBOR + 1.50%), 02/05/27 (d)	34	29
Dubai World
Term Loan, 4.75%, (3M LIBOR + 2.00%), 09/30/22 (d) (p)	1,587	1,508
Ineos Finance PLC
Term Loan, 0.00%, (3M EURIBOR + 2.00%), 03/31/24, EUR (d) (q)	13	13

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Term Loan, 2.50%, (3M EURIBOR + 2.00%), 03/31/24, EUR (d)	7,959	7,883
Jefferies Finance LLC
Term Loan, 4.88%, (3M LIBOR + 3.25%), 05/22/26 (d)	104	86
Westmoreland Mining Holdings LLC
Term Loan, 9.09%, 03/15/22 (d)	14	14
		9,595
Utilities 0.6%
Pacific Gas & Electric Company
Term Loan, 0.00%, (3M PRIME + 0.20%), 04/16/20 (d) (p) (q)	100	93
Term Loan, 4.95%, (PRIME + 0.20%), 04/16/20 (d) (p)	607	606
Term Loan, 0.00%, 02/22/49 (f) (g) (p)	1,607	1,703
PG&E Corp
DIP Term Loan, 3.12%, (1M LIBOR + 2.25%), 12/31/20 (d)	6,003	5,813
		8,215
Health Care 0.3%
Advanz Pharma Corp.
Term Loan, 7.45%, (3M LIBOR + 5.50%), 09/06/24 (d)	473	403
Bausch Health Companies Inc.
Term Loan B, 3.36%, (1M LIBOR + 2.75%), 11/26/25 (d)	179	169
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (d) (q)	355	335
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (d)	5,282	2,667
EyeCare Partners LLC
Term Loan, 0.00%, 02/05/27 (d) (q)	30	24
Term Loan, 5.42%, (3M LIBOR + 3.75%), 02/05/27 (d)	128	103
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 4.77%, (1M LIBOR + 3.25%), 06/01/25 (d)	98	83
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (d)	84	77
U.S. Renal Care, Inc.
2019 Term Loan B, 6.63%, (1M LIBOR + 5.00%), 06/12/26 (d)	241	208
		4,069
Information Technology 0.3%
CommScope, Inc.
2019 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 02/07/26 (d)	299	281
Financial+Risk US TLB 1L
Term Loan, 3.25%, 10/01/25, EUR (d)	1,995	2,080
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (d)	1,075	1,028
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (d)	152	142
SS&C Technologies Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (d)	228	213
VS Buyer, LLC
Term Loan B, 4.86%, (3M LIBOR + 3.25%), 02/19/27 (d)	100	95
		3,839
Industrials 0.2%
AI Convoy (Luxembourg) S.A.R.L
Term Loan, 0.00%, (3M LIBOR + 3.50%), 01/20/27 (d) (q)	78	69
APi Group DE, Inc.
Term Loan B, 4.10%, (1M LIBOR + 2.50%), 09/25/26 (d)	500	425
Beacon Roofing Supply, Inc.
2017 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 01/02/25 (d)	29	26
Gardner Denver, Inc.
Term Loan, 4.35%, (3M LIBOR + 1.75%), 03/01/27 (d)	274	256
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (d)	170	162
NCI Building Systems, Inc.
2018 Term Loan , 4.56%, (1M LIBOR + 3.75%), 04/12/25 (d)	324	274
Sequa Mezzanine Holdings L.L.C.
Term Loan, 6.74%, (3M LIBOR + 5.00%), 11/28/21 (d)	1,975	1,575
Term Loan, 10.77%, (3M LIBOR + 9.00%), 04/28/22 (d)	141	99
West Corporation
Term Loan, 5.60%, (3M LIBOR + 4.00%), 10/03/24 (d)	34	25
		2,911
Energy 0.1%
McDermott Technology Americas Inc
Term Loan, 0.00%, (3M LIBOR + 9.00%), 10/21/20 (d) (q)	6	5
2020 DIP New Money Term Loan, 10.65%, (3M LIBOR + 9.00%), 10/21/20 (d)	343	310
2020 DIP New Money Term Loan, 10.81%, (3M LIBOR + 9.00%), 10/21/20 (d)	290	262
Term Loan, 10.65%, (3M LIBOR + 9.00%), 10/22/20 (d)	393	355
Term Loan, 0.00%, (3M LIBOR + 10.00%), 10/21/21 (d) (p) (q)	2	2
Term Loan, 11.83%, (3M LIBOR + 10.00%), 10/21/21 (d) (p)	16	16
2018 1st Lien Term Loan, 0.00%, 04/04/25 (f) (g)	382	108
Westmoreland Coal Company
Term Loan, 15.00%, (3M LIBOR + 15.00%), 03/15/29 (d) (p)	47	28
		1,086
Consumer Staples 0.1%
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (d)	296	281
Term Loan, 7.35%, (3M LIBOR + 5.75%), 01/29/27 (d) (p)	23	21
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (d)	200	187
Sunshine Luxembourg VII SARL
USD Term Loan B1, 5.32%, (3M LIBOR + 4.25%), 07/12/26 (d)	454	406
		895
Materials 0.0%
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (d) (p) (q)	78	70
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.69%, (1M LIBOR + 1.75%), 06/01/24 (d)	26	24
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (d)	117	103
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (d)	366	325
		522
Real Estate 0.0%
Forest City Enterprises, L.P.
2019 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 12/13/25 (d) (p)	198	168
Total Senior Loan Interests (cost $81,951)		67,891
WARRANTS 0.1%
iHeartMedia, Inc. (f) (h)	180	1,187
Total Warrants (cost $3,116)		1,187

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f) (n)	515	330
iHeartMedia, Inc. (f) (h)	—	3
iHeartMedia, Inc. - Class A (f) (n)	35	255
		588
Energy 0.0%
Westmoreland Coal Company (f) (h)	1	7
Total Common Stocks (cost $3,020)		595
OTHER EQUITY INTERESTS 0.0%
T-Mobile USA, Inc. (f) (p) (r)	22	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 13.4%
Discount Notes 11.1%
Federal Home Loan Banks Office of Finance
1.57%, 04/15/20 (s) (t)	139,400	139,309
0.00%, 04/22/20 (s) (t)	5,800	5,796
0.70%, 04/24/20 (s) (t)	6,800	6,793
0.17%, 06/01/20 (s) (t)	2,100	2,100
0.01%, 06/26/20 (s) (t)	5,000	4,998
		158,996
U.S. Treasury Bill 0.8%
Treasury, United States Department of
0.00%, 04/28/20 (b) (s)	11,800	11,800
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (u) (v)	11,026	11,026
Treasury Securities 0.7%
Presidencia Da Republica Federativa Do Brasil
3.93%, 07/01/20, BRL (s)	40,532	7,749
Presidencia De La Nacion
41.17%, (BADLAR + 2.00%), 04/03/20, ARS (d) (s)	14,430	177
41.76%, (BADLAR + 1.75%), 05/28/20, ARS (d)	1,858	20
99.49%, 06/08/20, ARS (s)	8,601	87
43.31%, (BADLAR + 3.00%), 06/22/20, ARS (d) (s)	45,670	504
184.33%, 06/28/20, ARS (s)	11,642	132
110.05%, 08/13/20, ARS (s)	48,950	397
58.41%, 08/27/20, ARS (s)	8,601	96
32.44%, (BADLAR + 2.00%), 08/28/20, ARS (d) (s)	40,894	397
132.35%, 10/29/20, ARS (s)	673	8
		9,567
Total Short Term Investments (cost $194,380)		191,389
Total Investments 134.5% (cost $2,013,121)		1,914,806
Total Purchased Options 0.0% (cost $15)		5
Other Derivative Instruments (0.1)%		(1,757)
Other Assets and Liabilities, Net (34.4)%		(488,924)
Total Net Assets 100.0%		1,424,130

(a) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $490,385.

(b) All or a portion of the security is pledged or segregated as collateral.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $259,940 and 18.3% of the Fund.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Non-income producing security.

(g) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.3% of the Fund’s net assets.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Perpetual security. Next contractual call date presented, if applicable.

(m) Convertible security.

(n) All or a portion of the security was on loan as of March 31, 2020.

(o) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(p) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(q) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(r) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(s) The coupon rate represents the yield to maturity.

(t) The security is a direct debt of the agency and not collateralized by mortgages.

(u) Investment in affiliate.

(v) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/PIMCO Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AA Bond Co Limited, 2.88%, 01/31/22	04/12/18	269	234	—
Alba PLC, Series 2006-D-2, 0.95%, 12/15/38	02/19/20	1,879	1,534	0.1
Ardonagh Midco 3 PLC, 8.38%, 07/15/23	09/12/18	528	433	—
Banco Bilbao Vizcaya Argentaria, S.A., 8.88%, callable at 100 beginning 04/14/21	02/13/19	1,658	1,485	0.1
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/29/18	261	197	—
Bank of Ireland Group Public Limited Company, 7.38%, callable at 100 beginning 06/18/20	12/07/18	3,974	3,642	0.3
Barclays PLC, 7.25%, callable at 100 beginning 03/15/23	01/26/18	4,108	3,215	0.2
Barclays PLC, 7.88%, callable at 100 beginning 03/15/22	12/10/19	428	370	—
Barclays PLC, 3.13%, 01/17/24	04/12/18	144	121	—
Barclays PLC, 3.25%, 02/12/27	06/11/18	529	471	—
BOC Aviation Limited, 4.00%, 01/25/24	10/03/19	627	639	0.1

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
China Construction Bank (New Zealand) Limited, 2.62%, 12/20/21	12/19/19	1,892	1,898	0.1
China Construction Bank Corporation, 1.95%, 09/24/21	03/14/19	4,702	4,708	0.3
Comision De Promocion Del Peru Para La Exportacion Y El Turismo, 6.35%, 08/12/28	09/19/19	137	127	—
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	02/22/18	2,943	2,455	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	11/03/17	10,651	9,024	0.6
CPI Property Group, 1.63%, 04/23/27	01/16/20	333	299	—
Credit Suisse Group AG, 7.13%, callable at 100 beginning 07/29/22	12/12/19	214	184	—
Credit Suisse Group AG, 6.50%, 08/08/23	01/25/18	215	202	—
Credit Suisse Group AG, 5.75%, 09/18/25	02/26/20	1,005	970	0.1
Deutsche Bank Aktiengesellschaft, 0.03%, 12/07/20	03/27/19	112	109	—
Deutsche Bank Aktiengesellschaft, 0.18%, 09/10/21	02/10/20	218	214	—
Deutsche Bank Aktiengesellschaft, 1.88%, 02/14/22	03/27/19	1,023	952	0.1
Deutsche Bank Aktiengesellschaft, 0.39%, 05/16/22	02/10/20	218	209	—
Eurosail PLC, Series 2007-A3A-6NCX, 1.21%, 09/13/45	10/15/18	65	58	—
Gaz Capital S.A., 2.95%, 01/24/24	01/16/19	5,020	4,898	0.4
Gobierno de la Provincia de Buenos Aires, 52.27%, 04/12/25	09/19/19	24	23	—
HSBC Holdings PLC, 4.75%, callable at 100 beginning 07/04/29	12/05/18	1,085	1,001	0.1
HSBC Holdings PLC, 6.00%, callable at 100 beginning 09/29/23	12/10/18	237	205	—
Industrial and Commercial Bank of China Limited - Abu Dhabi Branch, 2.68%, 12/21/21	12/19/19	996	999	0.1
ING Groep N.V., 6.88%, callable at 100 beginning 04/16/22	02/03/20	213	174	—
InterContinental Hotels Group PLC, 2.13%, 08/24/26	02/19/20	2,007	1,481	0.1
InterContinental Hotels Group PLC, 2.13%, 05/16/27	02/19/20	1,650	1,405	0.1
Intesa Sanpaolo S.p.A., 7.00%, callable at 100 beginning 01/19/21	02/04/20	574	483	—
Kennedy Wilson Europe Real Est PLC, 3.95%, 06/30/22	02/23/18	3,997	3,502	0.3
Kennedy Wilson Europe Real Est PLC, 3.25%, 11/12/25	02/22/18	3,765	3,122	0.2
Lloyds Banking Group PLC, 6.38%, callable at 100 beginning 06/27/20	02/05/20	223	201	—
Lloyds Banking Group PLC, 7.63%, callable at 100 beginning 06/27/23	12/05/18	2,171	1,719	0.1
Lloyds Banking Group PLC, 7.88%, callable at 100 beginning 06/27/29	04/10/18	3,021	2,020	0.2
Mansard Mortgages PLC, Series 2006-B1-1X, 1.83%, 10/15/48	02/19/20	5,939	5,092	0.4
NatWest Markets PLC, 0.63%, 03/02/22	10/17/18	1,027	969	0.1
Netflix, Inc., 3.63%, 06/15/30	10/22/19	557	537	0.1
Newgate Funding PLC, Series 2007-A3-2X, 0.65%, 12/15/50	11/28/17	6,055	5,198	0.4
Odebrecht Drilling Norbe VIII/IX Ltd, 6.35%, 12/01/21	09/28/18	31	29	—
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22	03/29/18	17	14	—
Petroleos de Venezuela, S.A., 0.00%, 05/16/24	11/03/17	88	28	—
Petroleos de Venezuela, S.A., 0.00%, 11/15/26	11/20/18	78	28	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/27	09/06/18	59	17	—
Petroleos de Venezuela, S.A., 0.00%, 04/12/37	09/06/18	59	17	—
Petroleos Mexicanos, 2.75%, 04/21/27	06/07/19	99	72	—
Presidencia De La Nacion, 3.88%, 01/15/22	09/27/17	391	100	—
Presidencia De La Nacion, 3.38%, 01/15/23	11/02/17	342	83	—
Presidencia De La Nacion, 5.00%, 01/15/27	08/13/18	1,295	378	—
Presidencia De La Nacion, 7.82%, 12/31/33	09/27/17	4,158	1,094	0.1
Presidencia De La Nacion, 7.82%, 12/31/33	02/05/18	48	12	—
Presidencia De La Nacion, 6.25%, 11/09/47	11/02/17	116	26	—
PT Pelabuhan Indonesia III (Persero), 4.50%, 05/02/23	04/24/18	501	497	—
QNB Finance Ltd, 3.39%, 07/18/21	08/29/18	401	399	—
Refinitiv US Holdings Inc., 4.50%, 05/15/26	09/18/18	350	325	—
Republica Bolivariana de Venezuela, 0.00%, 12/09/20	12/13/17	15	6	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/23	12/13/17	472	177	—
Republica Bolivariana de Venezuela, 0.00%, 10/13/24	12/13/17	346	127	—
Republica Bolivariana de Venezuela, 0.00%, 04/21/25	12/13/17	260	102	—
Republica Bolivariana de Venezuela, 0.00%, 05/07/28	12/13/17	88	34	—
Republica Bolivariana de Venezuela, 0.00%, 08/05/31	09/12/18	220	85	—
Republica Bolivariana de Venezuela, 0.00%, 03/31/38	12/13/17	93	36	—
Rio Oil Finance Trust, 9.25%, 07/06/24	11/28/17	148	137	—
Santander UK Group Holdings PLC, 6.75%, callable at 100 beginning 06/24/24	12/05/17	3,861	2,779	0.2
Santander UK Group Holdings PLC, 7.38%, callable at 100 beginning 06/24/22	01/23/20	432	306	—
Santander UK Group Holdings PLC, 1.13%, 09/08/23	11/29/18	110	106	—
Santander UK Group Holdings PLC, 0.48%, 03/27/24	11/28/18	324	307	—
Santander UK Group Holdings PLC, 2.92%, 05/08/26	11/15/18	879	860	0.1
Saudi Arabia, Kingdom of, 4.00%, 04/17/25	09/18/19	426	415	—
Saudi Arabia, Kingdom of, 3.25%, 10/26/26	09/16/19	5,788	5,614	0.4
Saudi Arabia, Kingdom of, 3.63%, 03/04/28	09/18/19	211	204	—
Saudi Arabia, Kingdom of, 4.38%, 04/16/29	09/16/19	671	645	0.1
Sinopec Group Overseas Development (2012) Limited, 3.90%, 05/17/22	02/26/20	2,499	2,477	0.2
Sinopec Group Overseas Development (2017) Limited, 2.50%, 09/13/22	02/26/20	710	702	0.1
Societe Generale, 6.75%, callable at 100 beginning 04/07/21	02/03/20	935	837	0.1
Stichting AK Rabobank Certificaten II, 6.50%	09/05/19	3,703	2,566	0.2
Teva Pharmaceutical Finance Netherlands II B.V., 0.38%, 07/25/20	01/03/19	3,104	2,948	0.2
The Royal Bank of Scotland Group Public Limited Company, 2.50%, 03/22/23	11/15/18	1,393	1,311	0.1
The Royal Bank of Scotland Group Public Limited Company, 2.00%, 03/04/25	11/16/18	225	213	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Income Fund — Restricted Securities (continued)
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
The Royal Bank of Scotland Group Public Limited Company, 1.75%, 03/02/26	01/24/19	1,661	1,555	0.1
UBS Group AG, 7.13%, callable at 100 beginning 08/10/21	12/10/19	2,000	1,852	0.1
UBS Group Funding (Switzerland) AG, 6.88%, callable at 100 beginning 03/22/21	12/10/19	1,549	1,453	0.1
UniCredit S.p.A., 6.75%, callable at 100 beginning 09/10/21	02/19/20	577	475	—
Volkswagen Bank Gesellschaft mit beschrankter Haftung, 0.00%, 06/15/21	10/11/18	116	109	—
Volkswagen Leasing Gesellschaft Mit Beschrankter Haftung, 0.07%, 07/06/21	10/10/18	115	108	—
		117,658	98,444	6.9

JNL/PIMCO Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	249	June 2020	AUD	37,457	305	27
Italy Government BTP Bond	51	June 2020	EUR	7,328	(133)	(144)
United States 10 Year Note	1,981	June 2020		260,620	(279)	14,120
					(107)	14,003
Short Contracts
Long Gilt	(14)	June 2020	GBP	(1,868)	2	(49)
United States 5 Year Note	(33)	July 2020		(3,985)	2	(152)
					4	(201)

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
28-Day MEXIBOR (M)	Receiving	7.98	(M)	12/10/27	MXN	900	—	(4)
28-Day MEXIBOR (M)	Receiving	7.99	(M)	12/21/27	MXN	100	—	—
28-Day MEXIBOR (M)	Receiving	8.01	(M)	12/21/27	MXN	3,800	—	(14)
28-Day MEXIBOR (M)	Receiving	7.91	(M)	12/30/27	MXN	200	—	(1)
28-Day MEXIBOR (M)	Receiving	8.03	(M)	01/31/28	MXN	400	—	(2)
28-Day MEXIBOR (M)	Receiving	8.05	(M)	01/31/28	MXN	600	—	(3)
28-Day MEXIBOR (M)	Receiving	7.38	(M)	08/14/37	MXN	600	—	(3)
28-Day MEXIBOR (M)	Receiving	7.36	(M)	08/21/37	MXN	100	—	—
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/16/22	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.87	(M)	12/27/22	MXN	1,700	—	4
28-Day MEXIBOR (M)	Paying	7.88	(M)	12/27/22	MXN	6,700	—	15
28-Day MEXIBOR (M)	Paying	7.75	(M)	01/05/23	MXN	300	—	1
28-Day MEXIBOR (M)	Paying	7.61	(M)	01/23/23	MXN	1,300	—	4
28-Day MEXIBOR (M)	Paying	7.81	(M)	02/06/23	MXN	600	—	2
28-Day MEXIBOR (M)	Paying	7.82	(M)	02/06/23	MXN	700	—	2
28-Day MEXIBOR (M)	Paying	7.55	(M)	04/18/23	MXN	77,200	5	180
28-Day MEXIBOR (M)	Paying	7.70	(M)	05/02/23	MXN	9,000	1	25
28-Day MEXIBOR (M)	Paying	7.67	(M)	03/05/25	MXN	279,500	13	871
28-Day MEXIBOR (M)	Paying	7.71	(M)	03/07/25	MXN	50,500	2	156
28-Day MEXIBOR (M)	Paying	7.72	(M)	03/07/25	MXN	50,200	2	156
28-Day MEXIBOR (M)	Paying	7.60	(M)	04/14/25	MXN	85,000	4	240
28-Day MEXIBOR (M)	Paying	7.61	(M)	04/15/25	MXN	20,600	1	59
28-Day MEXIBOR (M)	Paying	7.15	(M)	06/11/27	MXN	6,200	—	14
28-Day MEXIBOR (M)	Paying	7.37	(M)	10/11/27	MXN	9,700	—	20
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/21		1,500	(1)	(34)
3M LIBOR (Q)	Receiving	1.00	(S)	06/17/22		10,700	(10)	(265)
3M LIBOR (Q)	Receiving	2.50	(S)	12/18/24		2,400	(1)	(106)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		1,600	(1)	(200)
3M LIBOR (Q)	Receiving	2.50	(S)	12/20/24		11,000	(2)	(1,317)
3M LIBOR (Q)	Receiving	1.30	(S)	03/16/25		7,600	(3)	(309)
3M LIBOR (Q)	Receiving	1.30	(S)	03/18/25		7,600	(3)	(307)
3M LIBOR (Q)	Receiving	3.00	(S)	06/19/26		59,100	44	(7,001)
3M LIBOR (Q)	Receiving	1.74	(S)	12/16/26		13,000	27	(1,014)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		2,000	8	(391)
3M LIBOR (Q)	Receiving	2.25	(S)	06/20/28		11,100	37	(2,250)
3M LIBOR (Q)	Receiving	2.00	(S)	12/10/29		1,800	9	(219)
3M LIBOR (Q)	Receiving	1.50	(S)	12/18/29		3,600	19	(386)
3M LIBOR (Q)	Receiving	1.75	(S)	01/15/30		5,900	30	(514)
3M LIBOR (Q)	Receiving	2.00	(S)	02/12/30		3,500	18	(371)
3M LIBOR (Q)	Receiving	2.00	(S)	03/10/30		1,700	9	(212)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Income Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.43	(S)	03/17/30		3,800	22	(270)
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/30		69,000	397	(6,735)
3M LIBOR (Q)	Receiving	2.00	(S)	01/15/50		500	13	(148)
3M LIBOR (Q)	Receiving	1.63	(S)	01/16/50		900	22	(179)
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50		2,300	57	(525)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50		11,500	281	(2,430)
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50		4,300	108	(1,161)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	01/18/28	JPY	220,000	(3)	(61)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/08/28	JPY	2,970,000	(35)	(798)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	02/13/28	JPY	400,000	(5)	(118)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.35	(S)	02/16/28	JPY	360,000	(4)	(98)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	1,890,000	(23)	(539)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	16,770,000	(345)	(5,420)
6M EURIBOR (S)	Receiving	0.15	(A)	06/17/30	EUR	4,300	4	(74)
6M EURIBOR (S)	Receiving	0.25	(A)	03/18/50	EUR	5,400	59	(461)
6M EURIBOR (S)	Receiving	0.50	(A)	06/17/50	EUR	2,500	29	(199)
6M GBP LIBOR (S)	Receiving	0.75	(S)	03/18/50	GBP	2,200	(2)	(185)
BRAZIBOR (A)	Paying	5.83	(A)	01/02/23	BRL	16,900	24	66
BRAZIBOR (A)	Paying	5.84	(A)	01/02/23	BRL	15,200	22	60
BRAZIBOR (A)	Paying	5.86	(A)	01/02/23	BRL	5,100	7	21
							836	(32,426)

JNL/PIMCO Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.EM.28.V2 (Q)	1.00	12/20/22	(20,283)	(1,037)	16	(201)
CDX.EM.29 (Q)	1.00	06/20/23	(4,100)	(337)	4	(252)
CDX.EM.30 (Q)	1.00	12/20/23	(16,500)	(1,522)	20	(744)
CDX.EM.31 (Q)	1.00	06/20/24	(5,500)	(535)	12	(342)
CDX.EM.32 (Q)	1.00	12/20/24	(5,300)	(616)	8	(391)
CDX.EM.33 (Q)	1.00	06/20/25	(1,200)	(138)	(3)	(5)
CDX.NA.HY.33.V3 (Q)	5.00	12/20/24	(19,639)	(1,225)	(291)	(2,712)
General Electric Company (Q)	1.00	12/20/20	(100)	—	—	3
General Electric Company (Q)	1.00	12/20/23	(200)	(7)	1	3
ITRAXX.EUR.32 (Q)	1.00	12/20/24	(4,290)	10	(8)	(34)
				(5,407)	(241)	(4,675)

JNL/PIMCO Income Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, June 2020	Put	75.00	05/22/20	300	—
United States 10 Year Note Future, June 2020	Put	107.00	05/22/20	200	3
United States 10 Year Note Future, June 2020	Put	107.50	05/22/20	120	2
					5

JNL/PIMCO Income Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.IG.33, 12/20/24	GSC	Put	2.50	03/17/21		4,406,000	(37)
ITRAXX.EUR.32, 12/20/24	GSC	Put	2.50	03/17/21	EUR	5,359,000	(90)
							(127)

JNL/PIMCO Income Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/02/20	BRL	47,224	9,101	(1,382)
BRL/USD	GSC	04/02/20	BRL	41,685	8,033	(1,083)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	05/05/20	BRL	47,225	9,079	(192)
BRL/USD	GSC	05/05/20	BRL	38,336	7,370	(147)
CLP/USD	CIT	05/20/20	CLP	590,430	691	4
EUR/USD	CIT	05/15/20	EUR	14,754	16,282	198
EUR/USD	CSI	05/15/20	EUR	2,970	3,278	(69)
GBP/USD	CIT	05/15/20	GBP	2,870	3,573	(117)
GBP/USD	CIT	05/15/20	GBP	2,241	2,790	81
IDR/USD	CIT	06/17/20	IDR	54,150,430	3,297	(530)
INR/USD	CIT	06/17/20	INR	610,555	8,002	(373)
INR/USD	GSC	06/17/20	INR	183,895	2,410	(51)
JPY/USD	GSC	05/15/20	JPY	164,700	1,533	(46)
JPY/USD	GSC	05/15/20	JPY	335,900	3,127	13
MXN/USD	CIT	04/22/20	MXN	22,601	954	(124)
MXN/USD	CIT	04/22/20	MXN	18,951	800	25
MXN/USD	CIT	06/17/20	MXN	246,611	10,329	(2,179)
RUB/USD	GSC	05/20/20	RUB	1,479,003	18,726	10
TRY/USD	CIT	04/13/20	TRY	43,601	6,578	(479)
USD/AUD	CSI	05/15/20	AUD	(494)	(303)	—
USD/AUD	GSC	05/15/20	AUD	(1,540)	(946)	(48)
USD/AUD	GSC	05/15/20	AUD	(727)	(446)	35
USD/BRL	CIT	04/02/20	BRL	(47,225)	(9,101)	183
USD/BRL	GSC	04/02/20	BRL	(41,685)	(8,033)	159
USD/BRL	CIT	07/02/20	BRL	(40,532)	(7,768)	1,928
USD/EUR	CIT	05/15/20	EUR	(111,614)	(123,174)	(1,262)
USD/EUR	CIT	05/15/20	EUR	(8,694)	(9,594)	262
USD/GBP	CIT	05/15/20	GBP	(69,533)	(86,566)	4,178
USD/JPY	GSC	05/15/20	JPY	(300,700)	(2,799)	(44)
USD/JPY	GSC	05/15/20	JPY	(233,800)	(2,176)	46
USD/MXN	CIT	04/22/20	MXN	(10,259)	(433)	56
USD/MXN	CIT	06/17/20	MXN	(26,327)	(1,103)	72
USD/NZD	GSC	05/15/20	NZD	(14,224)	(8,465)	721
USD/PEN	DUB	04/13/20	PEN	(1,835)	(534)	(12)
USD/PEN	CIT	05/05/20	PEN	(2,000)	(582)	8
USD/PEN	CIT	05/15/20	PEN	(2,647)	(770)	10
USD/PEN	CIT	05/29/20	PEN	(734)	(213)	(6)
USD/TRY	CIT	04/13/20	TRY	(5,707)	(861)	31
					(147,914)	(124)

JNL/PIMCO Income Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]		Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,000	—	100
7-Day China Fixing Repo Rate (Q)	Paying	CGM	2.85	(Q)	01/23/25	CNY	24,100	—	102
								—	202

JNL/PIMCO Income Fund — OTC Credit Default Swap Agreements
Reference Entity[2]	Counter-party	Implied Credit Spread (%)	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1] ($)	Value ($)	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CMBX.NA.AAA.10 (M)	GSC	N/A	0.50	11/17/59	(36,500)	(401)	(328)	(73)
CMBX.NA.AAA.11 (M)	DUB	N/A	0.50	11/18/54	(7,800)	(140)	(74)	(66)
CMBX.NA.AAA.11 (M)	GSC	N/A	0.50	11/18/54	(14,300)	(257)	(78)	(179)
CMBX.NA.AAA.6 (M)	GSC	N/A	0.50	05/11/63	(11,266)	2	64	(62)
CMBX.NA.AAA.9 (M)	GSC	N/A	0.50	09/17/58	(24,125)	(156)	48	(204)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	2.06	1.00	06/20/24	(3,300)	(139)	(56)	(83)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	CGM	1.81	1.00	06/20/23	(300)	(7)	(3)	(4)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	1.95	1.00	12/20/23	(300)	(10)	(6)	(4)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	DUB	1.67	1.00	12/20/22	(1,000)	(18)	1	(19)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.95	1.00	12/20/23	(2,100)	(72)	(41)	(31)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	2.23	1.00	12/20/24	(1,500)	(82)	(12)	(70)
Gobierno Federal de los Estados Unidos Mexicanos (Q)	GSC	1.81	1.00	06/20/23	(7,200)	(181)	(55)	(126)
Minfin Rossii, FKU (Q)	CGM	1.44	1.00	12/20/22	(6,900)	(79)	(20)	(59)
Minfin Rossii, FKU (Q)	DUB	1.51	1.00	06/20/23	(200)	(4)	(6)	2
Ministry of Finance Russian Federation (Q)	GSC	1.82	1.00	12/20/24	(6,000)	(221)	30	(251)
Presidência Da República Federativa Do Brasil (Q)	CGM	2.56	1.00	12/20/24	(700)	(48)	(12)	(36)
Presidência Da República Federativa Do Brasil (Q)	CGM	1.97	1.00	12/20/22	(4,800)	(122)	(158)	36
Presidência Da República Federativa Do Brasil (Q)	CGM	2.10	1.00	06/20/23	(400)	(14)	(25)	11
Presidência Da República Federativa Do Brasil (Q)	GSC	2.56	1.00	12/20/24	(500)	(34)	(8)	(26)
Presidencia De La Nacion (Q)	CGM	206.75	5.00	06/20/23	(45)	(33)	1	(34)
South Africa, Parliament of (Q)	CGM	3.62	1.00	06/20/23	(1,500)	(118)	(76)	(42)
South Africa, Parliament of (Q)	GSC	3.86	1.00	06/20/24	(600)	(66)	(25)	(41)
					(131,336)	(2,200)	(839)	(1,361)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PIMCO Real Return Fund
GOVERNMENT AND AGENCY OBLIGATIONS 124.4%
U.S. Treasury Inflation Indexed Securities 106.4%
Treasury, United States Department of
0.63%, 07/15/21 - 02/15/43 (a) (b)	2,220	2,201
0.63%, 04/15/23 (b)	31,998	32,218
2.38%, 01/15/25 (b) (c)	102,437	113,257
0.38%, 07/15/23 - 07/15/27 (b)	145,562	147,985
0.63%, 01/15/26 (b) (c)	186,064	192,169
2.00%, 01/15/26 (b) (c)	117,898	130,793
0.13%, 04/15/21 - 07/15/26 (b)	111,504	110,715
0.38%, 01/15/27 (a) (b)	52,660	53,903
2.38%, 01/15/27 (a) (b)	3,198	3,697
0.50%, 01/15/28 (b)	46,751	48,694
1.75%, 01/15/28 (b)	13,650	15,482
3.63%, 04/15/28 (b)	32,877	42,309
0.88%, 01/15/29 (a) (b)	5	6
2.50%, 01/15/29 (b)	23,426	28,730
3.88%, 04/15/29 (b)	11,539	15,555
0.25%, 07/15/29 (b)	52,117	54,161
0.13%, 01/15/22 - 01/15/30 (a) (b)	120,209	118,596
2.13%, 02/15/40 - 02/15/41 (b)	45,574	63,475
1.38%, 02/15/44 (a) (b) (c)	79,076	101,551
0.75%, 07/15/28 - 02/15/45 (b)	53,191	58,959
1.00%, 02/15/46 (b)	35,820	43,392
0.88%, 02/15/47 (b)	3,678	4,385
		1,382,233
Mortgage-Backed Securities 10.5%
Federal Home Loan Mortgage Corporation
3.65%, (6M USD LIBOR + 1.75%), 07/01/36 (d)	103	106
3.81%, (1Y USD LIBOR + 1.47%), 09/01/36 (d)	79	81
3.88%, (1Y USD LIBOR + 1.65%), 10/01/36 (d)	50	52
2.11%, (1M USD LIBOR + 0.45%), 09/15/42 (d)	3,795	3,733
Federal National Mortgage Association, Inc.
3.38%, (1Y USD LIBOR + 1.31%), 11/01/35 (d)	17	17
3.97%, (1Y USD LIBOR + 1.82%), 03/01/36 (d)	31	32
4.76%, (1Y USD LIBOR + 2.02%), 06/01/36 (d)	14	15
TBA, 3.00%, 05/15/48 - 06/15/48 (c)	54,600	57,176
TBA, 2.50%, 06/15/48 (c)	73,000	75,386
		136,598
Treasury Inflation Indexed Securities 4.8%
Cabinet Office, Government of Japan
0.10%, 03/10/28 - 03/10/29, JPY (b)	2,302,868	21,359
Canada, Government of
4.25%, 12/01/26, CAD (b)	5,922	5,203
Commonwealth of Australia
1.25%, 02/21/22, AUD (e)	5,290	3,811
3.00%, 09/20/25, AUD (e)	8,920	7,866
Corporacion Andina de Fomento
3.95%, 10/15/21, MXN (b)	12,998	551
HM Treasury
1.25%, 11/22/27, GBP (b) (f)	2,950	4,877
0.13%, 08/10/48, GBP (b) (f)	3,173	6,886
New Zealand Government
2.00%, 09/20/25, NZD (e)	14,100	10,158
3.00%, 09/20/30, NZD (e)	2,500	2,040
		62,751
Collateralized Mortgage Obligations 1.2%
Federal Home Loan Mortgage Corporation
Series T-1A1-62, REMIC, 3.17%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 10/25/44 (d)	197	202
Series T-1A1-63, REMIC, 3.19%, (12M US Federal Reserve Cumulative Average CMT + 1.20%), 02/25/45 (d)	147	151
Series WF-4779, REMIC, 2.00%, (1M USD LIBOR + 0.35%), 07/15/44 (d)	2,183	2,167
Federal National Mortgage Association, Inc.
Series 2007-A1-73, REMIC, 1.69%, (1M USD LIBOR + 0.06%), 07/25/37 (d)	57	56
Series 2019-FA-5, REMIC, 1.35%, (1M USD LIBOR + 0.40%), 03/25/49 (d)	7,563	7,443
Government National Mortgage Association
Series 2017-FB-H10, 3.63%, (1Y USD LIBOR + 0.75%), 04/20/67 (d)	2,366	2,372
Series 2018-FG-H15, REMIC, 2.27%, (1Y USD LIBOR + 0.15%), 08/20/68 (d)	3,207	3,088
		15,479
Sovereign 0.8%
Buenos Aires City S.A.
50.85%, (BADLAR + 5.00%), 01/23/22, ARS (d)	440	5
Comision De Promocion Del Peru Para La Exportacion Y El Turismo
5.94%, 02/12/29, PEN (g)	5,100	1,607
6.15%, 08/12/32, PEN	16,600	5,293
Gobierno Federal de los Estados Unidos Mexicanos
7.75%, 05/29/31, MXN	3,891	169
Ministry of Diwan Amiri Affairs
3.88%, 04/23/23 (g)	1,900	1,959
Presidencia De La Nacion
50.58%, (Argentina Central Bank 7 Day Repurchase Rate), 06/21/20, ARS (d)	146,540	1,171
36.86%, (BADLAR + 2.00%), 04/03/22, ARS (d)	15,030	91
42.78%, (BADLAR), 10/04/22, ARS (d)	500	8
		10,303
Commercial Mortgage-Backed Securities 0.6%
Government National Mortgage Association
Series 2019-FE-20, 1.17%, (1M USD LIBOR + 0.40%), 02/20/49 (d)	7,297	7,278
U.S. Treasury Note 0.1%
Treasury, United States Department of
1.75%, 12/31/24 (c)	1,070	1,139
Municipal 0.0%
Tobacco Settlement Finance Authority of West Virginia
7.47%, 06/01/47	285	276
Total Government And Agency Obligations (cost $1,593,492)		1,616,057
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.6%
ACE Securities Corp. Home Equity Loan Trust
Series 2007-A2B-ASP1, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 03/25/37 (d)	425	219
Adagio IV CLO Designated Activity Company
Series IV-A1R-A, 0.66%, (3M EURIBOR + 0.66%), 10/15/29, EUR (d) (g)	488	520
Alternative Loan Trust
Series 2005-A4-29CB, REMIC, 5.00%, 07/25/35	150	116
Series 2006-A1-HY11, REMIC, 1.07%, (1M USD LIBOR + 0.12%), 06/25/36 (d)	520	419
Series 2007-1A1-1T1, REMIC, 6.00%, 03/25/37	3,131	1,873
Series 2007-1A35-4CB, REMIC, 6.00%, 04/25/37	442	401
Atrium XII LLC
Series AR-12A, 2.63%, (3M USD LIBOR + 0.83%), 04/22/27 (d)	1,900	1,827
Babson Euro CLO
Series 2015-A1R-1A, 0.42%, (3M EURIBOR + 0.82%), 10/25/29, EUR (d) (g)	600	644
Banc of America Mortgage Securities, Inc.
Series 2005-2A1-E, REMIC, 4.64%, 06/25/35 (d)	36	33
Bayview Opportunity Master Fund IVa Trust
Series 2019-A1-SBR1, 3.47%, 06/28/34 (h)	178	169
BCAP LLC Trust
Series 2011-12A1-RR5, REMIC, 4.84%, 03/26/37 (d)	560	553
Bear Stearns ALT-A Trust
Series 2005-24A1-10, REMIC, 3.60%, 01/25/36 (d)	236	213
Bear Stearns ALT-A Trust Mortgage Pass-Through Certificates
Series 2006-21A1-4, REMIC, 3.84%, 08/25/36 (d)	134	118

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Bear Stearns ARM Trust
Series 2003-3A2-3, REMIC, 4.29%, 05/25/33 (d)	12	11
Series 2003-2A1-9, REMIC, 4.00%, 02/25/34 (d)	73	67
Series 2004-22A1-9, REMIC, 4.36%, 11/25/34 (d)	79	73
Series 2004-22A1-10, REMIC, 4.37%, 01/25/35 (d)	65	62
Series 2005-2A1-1, REMIC, 3.76%, 03/25/35 (d)	142	134
Bear Stearns Asset Backed Securities I Trust
Series 2007-1A1-HE7, REMIC, 1.95%, (1M USD LIBOR + 1.00%), 08/25/37 (d)	216	197
Series 2005-M2-HE12, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 12/25/35 (d)	144	142
Bear Stearns Structured Products Inc. Trust
Series 2007-2A1-R6, REMIC, 2.21%, 12/26/46 (d)	341	281
Benefit Street Partners CLO VII, Ltd.
Series 2015-A1AR-VIIA, 2.60%, (3M USD LIBOR + 0.78%), 07/19/27 (d)	900	871
Black Diamond CLO Designated Activity Company
Series 2015-A1R-1A, 0.65%, (3M EURIBOR + 0.65%), 10/03/29, EUR (d) (g)	1,616	1,721
Series 2015-A2R-1A, 2.96%, (3M USD LIBOR + 1.05%), 10/03/29 (d) (g)	1,051	1,016
Carlyle Global Market Strategies Euro CLO Designated Activity Company
Series 2015-AA1R-2A, 0.73%, (3M EURIBOR + 0.73%), 09/21/29, EUR (d) (g)	244	260
Catamaran CLO Ltd
Series 2013-AR-1A, 2.64%, (3M USD LIBOR + 0.85%), 01/27/28 (d) (g)	4,262	4,006
Chase Mortgage Finance Trust
Series 2007-5A1-A1, REMIC, 4.61%, 02/25/37 (d)	18	15
CHL Mortgage Pass-Through Trust
Series 2007-A1-1, REMIC, 6.00%, 03/25/37	1,201	982
CIT Mortgage Loan Trust
Series 2007-1M1-1, REMIC, 2.45%, (1M USD LIBOR + 1.50%), 02/25/23 (d)	1,900	1,532
Series 2007-1A-1, REMIC, 2.30%, (1M USD LIBOR + 1.35%), 08/25/24 (d)	2,692	2,487
Series 2007-2A3-1, REMIC, 2.40%, (1M USD LIBOR + 1.45%), 09/25/24 (d)	105	97
Citigtoup Mortgage Loan Trust
Series 2019-A1-B, 3.26%, 04/25/66 (d)	376	355
Series 2005-2A2B-3, REMIC, 4.44%, 08/25/35 (d)	80	67
Series 2005-A1-6, REMIC, 3.84%, (12M US Federal Reserve Cumulative Average CMT + 2.10%), 09/25/35 (d)	13	12
Series 2005-A2-6, REMIC, 4.55%, (12M US Federal Reserve Cumulative Average CMT + 2.15%), 09/25/35 (d)	15	13
Series 2007-A3A-AMC2, REMIC, 1.03%, (1M USD LIBOR + 0.08%), 01/25/37 (d)	63	44
Series 2007-22AA-10, REMIC, 4.13%, 09/25/37 (d)	571	475
Series 2007-A3A-AHL3, REMIC, 1.01%, (1M USD LIBOR + 0.06%), 08/25/45 (d)	135	96
Series 2004-1CB1-NCM2, REMIC, 5.50%, 08/25/34	11	11
Series 2005-M3-HE4, REMIC, 1.41%, (1M USD LIBOR + 0.46%), 10/25/35 (d)	3,422	2,818
Series 2006-A1-AMC1, REMIC, 1.09%, (1M USD LIBOR + 0.15%), 09/25/36 (d)	1,487	1,305
Series 2007-1A1A-AR4, REMIC, 4.03%, 03/25/37 (d)	2,133	1,964
Series 2015-1A1-2, REMIC, 1.83%, (1M USD LIBOR + 0.20%), 06/25/47 (d)	1,263	1,230
College Loan Corporation
Series 2007-A1-2, 2.04%, (3M USD LIBOR + 0.25%), 01/25/24 (d)	800	732
CoreVest American Finance Trust
Series 2017-A-1, 2.97%, 07/15/22	538	533
Credit Suisse Mortgage Capital Certificates
Series 2019-A1-RPL4, 3.55%, 04/25/22	280	269
Credit-Based Asset Servicing and Securitization LLC
Series 2007-A3-CB6, 1.17%, (1M USD LIBOR + 0.22%), 07/25/37 (d)	3,091	1,669
Series 2007-A1-CB6, REMIC, 1.07%, (1M USD LIBOR + 0.12%), 07/25/37 (d)	105	56
Series 2005-M4-CB3, REMIC, 2.68%, (1M USD LIBOR + 1.05%), 08/25/34 (d)	205	180
CSMC
Series 2015-5A2-3R, REMIC, 1.10%, 09/29/36 (d)	2,565	2,328
Series 2015-2A2-12R, REMIC, 2.16%, 12/03/37 (d)	2,300	1,722
CSMC Mortgage-Backed Trust
Series 2007-1A6A-1, REMIC, 5.86%, 02/25/37 (d)	710	272
CSMC Trust
Series 2019-A1-RPL9, 3.32%, 10/25/59 (d)	2,660	2,387
CVP Cascade CLO-1 Ltd
Series 2013-A1R-CLO1, 2.99%, (3M USD LIBOR + 1.15%), 01/16/26 (d)	186	184
CWABS Asset-Backed Certificates Trust
Series 2007-1A1-8, REMIC, 1.14%, (1M USD LIBOR + 0.19%), 02/25/36 (d)	4,258	3,575
Series 2007-1A1-12, REMIC, 1.69%, (1M USD LIBOR + 0.74%), 06/25/37 (d) (h)	149	134
CWABS, Inc.
Series 2005-MV3-11, REMIC, 1.48%, (1M USD LIBOR + 0.53%), 01/25/36 (d)	4,100	3,932
CWMBS, Inc.
Series 2004-11A1-12, REMIC, 3.79%, 08/25/34 (d)	52	43
Series 2004-5A-HYB7, REMIC, 4.13%, 11/20/34 (d)	14	13
Series 2004-2A1-HYB5, REMIC, 4.12%, 04/20/35 (d)	44	37
Eurosail PLC
Series 2007-A3A-3X, 1.46%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (f)	1,094	1,276
Series 2007-A3C-3A, 1.46%, (3M GBP LIBOR + 0.95%), 06/13/45, GBP (d) (g)	376	439
First Franklin Mortgage Loan Trust
Series 2006-A5-FF10, REMIC, 1.26%, (1M USD LIBOR + 0.31%), 07/25/36 (d)	2,930	2,490
Series 2006-A2-FF17, REMIC, 1.07%, (1M USD LIBOR + 0.12%), 12/25/36 (d) (h)	7,860	5,897
First NLC Trust
Series 2007-A1-1, REMIC, 1.02%, (1M USD LIBOR + 0.07%), 08/25/37 (d)	263	138
Great Hall Mortgages No.1 PLC
Series 2006-A2A-1, 0.68%, (3M GBP LIBOR + 0.15%), 06/18/38, GBP (d) (f)	73	88
Series 2007-A2A-1, 0.66%, (3M GBP LIBOR + 0.13%), 03/18/39, GBP (d) (f)	95	114
GreenPoint Mortgage Funding Trust
Series 2006-A-A6, REMIC, 1.13%, (1M USD LIBOR + 0.18%), 09/25/46 (d)	422	329
Grifonas Finance No.1 PLC
Series 1-A, 0.00%, (6M EURIBOR + 0.28%), 08/28/39, EUR (d) (f)	674	703
GS Mortgage Securities Corp.
Series 2006-AF4A-7, REMIC, 6.22%, 03/25/46 (h)	381	266
GS Mortgage Securities Trust
Series 2010-A2-C1, REMIC, 4.59%, 07/10/20	2,384	2,376
GSR Mortgage Loan Trust
Series 2005-1A1-AR1, REMIC, 4.31%, 01/25/35 (d)	51	49
Halcyon Loan Advisors Funding Ltd
Series 2015-AR-1A, 2.75%, (3M USD LIBOR + 0.92%), 04/20/27 (d)	1,082	1,044
Harborview Mortgage Loan Trust
Series 2004-2A-1, REMIC, 3.76%, 04/19/34 (d)	122	109
HarborView Mortgage Loan Trust
Series 2007-A1A-5, REMIC, 0.94%, (1M USD LIBOR + 0.19%), 09/19/37 (d) (h)	30	24

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hawksmoor Mortgage Funding PLC
Series 2019-A-1A, 1.76%, (US SONIA + 1.05%), 05/25/53, GBP (d) (g)	6,747	8,100
Home Equity Asset Trust
Series 2004-M1-2, REMIC, 1.74%, (1M USD LIBOR + 0.80%), 07/25/34 (d) (h)	156	143
Series 2005-M2-8, REMIC, 1.40%, (1M USD LIBOR + 0.45%), 02/25/36 (d) (h)	1,700	1,503
HomeBanc Mortgage Trust
Series 2005-A2-4, REMIC, 1.61%, (1M USD LIBOR + 0.66%), 10/25/35 (d)	141	136
IndyMac MBS, Inc.
Series 2003-A2-A5, REMIC, 5.50%, 06/25/33	17	16
Series 2005-4A1-AR1, REMIC, 3.63%, 03/25/35 (d)	154	146
Series 2005-2A1-AR1, REMIC, 4.23%, 11/25/35 (d)	42	38
Series 2005-A1-16IP, REMIC, 1.59%, (1M USD LIBOR + 0.64%), 07/25/45 (d)	116	94
J.P. Morgan Mortgage Acquisition Trust
Series 2006-AV5-CH2, REMIC, 1.16%, (1M USD LIBOR + 0.21%), 10/25/36 (d) (h)	86	76
J.P. Morgan Mortgage Trust
Series 2007-1A1-A1, REMIC, 4.54%, 07/25/35 (d)	62	60
Series 2005-7A1-A6, REMIC, 4.19%, 08/25/35 (d)	115	98
Series 2005-2A1-A6, REMIC, 4.56%, 08/25/35 (d)	84	85
Series 2005-4A1-A6, REMIC, 3.98%, 09/25/35 (d)	12	12
Series 2008-1A1-R2, REMIC, 3.60%, 07/27/37 (d)	335	327
Jamestown CLO Ltd
Series 2014-A1AR-4A, 2.52%, (3M USD LIBOR + 0.69%), 07/15/26 (d)	902	887
Jamestown CLO V Ltd
Series 2014-AR-5A, 3.06%, (3M USD LIBOR + 1.22%), 01/19/27 (d)	2,976	2,871
Jubilee CLO BV
Series 2015-AR-15A, 0.45%, (3M EURIBOR + 0.84%), 07/12/28, EUR (d) (g)	1,000	1,057
Series 2015-A1R-16A, 0.41%, (3M EURIBOR + 0.80%), 12/15/29, EUR (d) (g)	1,840	1,925
KVK CLO Ltd
Series 2013-AR-1A, 2.74%, (3M USD LIBOR + 0.90%), 01/14/28 (d) (g)	560	536
Legacy Mortgage Asset Trust
Series 2019-A1-GS3, 3.75%, 04/25/21 (h)	718	679
Lehman XS Trust
Series 2007-2A1-15N, REMIC, 1.20%, (1M USD LIBOR + 0.25%), 08/25/47 (d)	1,037	903
Loancore Issuer Ltd.
Series 2019-A-CRE2, 1.83%, (1M USD LIBOR + 1.13%), 10/15/23 (d)	2,700	2,528
Long Beach Mortgage Loan Trust
Series 2006-2A2-7, 1.07%, (1M USD LIBOR + 0.12%), 08/25/36 (d)	502	243
Man GLG Euro CLO II Designated Activity Company
Series A1R-2A, 0.87%, (3M EURIBOR + 0.87%), 01/15/30, EUR (d) (g)	800	835
Marathon CLO V Ltd.
Series 2013-A1R-5A, 2.57%, (3M USD LIBOR + 0.87%), 11/22/27 (d)	1,432	1,342
Marlette Funding Trust
Series 2019-A-3A, 2.69%, 09/17/29	432	408
MASTR Adjustable Rate Mortgages Trust
Series 2003-2A1-6, REMIC, 3.59%, 12/25/33 (d)	184	162
MASTR Asset Backed Securities Trust
Series 2005-M1-FRE1, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 10/25/35 (d)	68	61
Merrill Lynch Mortgage Capital Inc.
Series 2004-2A2-A1, REMIC, 3.87%, 02/25/34 (d)	101	90
Merrill Lynch Mortgage Investors Trust
Series 2003-1A1-A2, REMIC, 3.75%, 02/25/33 (d)	63	54
Mill City Mortgage Loan Trust
Series 2019-A1-GS2, 2.75%, 08/25/59 (d)	652	650
Morgan Stanley ABS Capital Trust I Inc.
Series 2007-A1-HE6, REMIC, 1.01%, (1M USD LIBOR + 0.06%), 05/25/37 (d)	58	45
Series 2004-M3-NC7, REMIC, 1.92%, (1M USD LIBOR + 0.98%), 07/25/34 (d)	439	395
Series 2005-M2-HE2, REMIC, 2.29%, (1M USD LIBOR + 0.66%), 01/25/35 (d)	1,338	1,055
Series 2005-M3-HE5, REMIC, 1.62%, (1M USD LIBOR + 0.68%), 09/25/35 (d) (h)	1,439	1,195
MortgageIT Trust
Series 2004-M2-2, REMIC, 1.95%, (1M USD LIBOR + 1.01%), 12/25/34 (d)	338	314
Navient Funding, LLC
Series 2004-A5-2, 0.00%, (3M EURIBOR + 0.18%), 01/25/24, EUR (d) (f)	378	414
Series 2003-A5-5, 0.00%, (3M EURIBOR + 0.27%), 06/17/24, EUR (d)	216	235
Series 2004-A6B-3A, 2.34%, (3M USD LIBOR + 0.55%), 10/25/39 (d)	2,769	2,602
NCUA Guaranteed Notes Trust
Series 2010-1A-R1, REMIC, 1.47%, (1M USD LIBOR + 0.45%), 10/07/20 (d)	420	417
Series 2010-2A-R3, REMIC, 2.23%, (1M USD LIBOR + 0.56%), 12/08/20 (d)	1,595	1,582
New Century Home Equity Loan Trust
Series 2004-M1-4, REMIC, 1.71%, (1M USD LIBOR + 0.77%), 02/25/35 (d)	357	288
New Residential Mortgage Loan Trust
Series 2019-A1-RPL3, REMIC, 2.75%, 07/25/59	3,124	3,116
Nomura Home Equity Loan, Inc. Trust
Series 2005-M3-FM1, REMIC, 1.71%, (1M USD LIBOR + 0.77%), 05/25/35 (d)	2,735	2,278
OCP CLO Ltd
Series 2015-A1R-8A, 2.69%, (3M USD LIBOR + 0.85%), 04/17/27 (d)	721	700
Series 2015-A1R-9A, 2.63%, (3M USD LIBOR + 0.80%), 07/15/27 (d) (g)	1,638	1,579
Series 2015-A1R-10A, 2.61%, (3M USD LIBOR + 0.82%), 10/26/27 (d) (g)	1,685	1,607
Penta CLO 2 B.V.
Series 2015-AR-2A, 0.79%, (3M EURIBOR + 0.79%), 08/04/28, EUR (d) (g)	860	920
Provident Funding Mortgage Loan Trust
Series 2003-A-1, REMIC, 4.74%, 09/25/33 (d)	58	52
RALI Series Trust
Series 2007-A-QH8, REMIC, 2.91%, 10/25/37 (d)	834	718
Residential Asset Mortgage Products, Inc.
Series 2004-MII1-RS2, REMIC, 1.82%, (1M USD LIBOR + 0.87%), 02/25/34 (d)	579	545
Residential Asset Securities Corporation
Series 2005-M2-KS11, REMIC, 1.58%, (1M USD LIBOR + 0.63%), 12/25/35 (d)	500	443
Series 2006-M1-KS3, REMIC, 1.44%, (1M USD LIBOR + 0.33%), 04/25/36 (d)	1,000	824
Series 2006-A4-EMX4, REMIC, 1.41%, (1M USD LIBOR + 0.46%), 06/25/36 (d)	5,285	4,564
Residential Asset Securitization Trust
Series 2006-A5-A10, REMIC, 6.50%, 09/25/36	219	128
Saxon Asset Securities Trust
Series 2007-1A-3, REMIC, 1.26%, (1M USD LIBOR + 0.31%), 08/25/24 (d)	735	635
Securitized Asset Backed Receivables LLC
Series 2006-A2C-HE2, REMIC, 1.10%, (1M USD LIBOR + 0.15%), 07/25/36 (d)	460	215
Series 2006-A2C-HE1, REMIC, 1.11%, (1M USD LIBOR + 0.16%), 07/25/36 (d) (h)	3,183	1,447
SLM Private Education Loan Trust
Series 2011-A3-B, 2.95%, (1M USD LIBOR + 2.25%), 06/16/42 (d)	515	494

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
SLM Student Loan Trust
Series 2008-A-9, 3.29%, (3M USD LIBOR + 1.50%), 04/25/23 (d)	1,158	1,118
SoFi Professional Loan Program LLC
Series 2017-A1FX-F, 2.05%, 01/25/21	280	267
Soundview Home Loan Trust
Series 2007-1A1-OPT1, REMIC, 1.15%, (1M USD LIBOR + 0.20%), 06/25/37 (d)	2,007	1,409
SpringCastle Funding Asset-Backed Notes
Series 2019-A-AA, 3.20%, 05/25/26	3,854	3,127
Stanwich Mortgage Loan Co LLC
Series 2019-A1-NPB1, REMIC, 3.38%, 08/15/22 (h)	250	235
Structured Asset Mortgage Investments II Inc.
Series 2004-1A1-AR5, REMIC, 1.41%, (1M USD LIBOR + 0.66%), 10/19/34 (d)	12	11
Structured Asset Securities Corporation
Series 2004-4A1-1, REMIC, 3.87%, 02/25/34 (d)	164	144
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.79%, (3M USD LIBOR + 0.95%), 07/14/26 (d)	1,025	993
TBW Mortgage-Backed Trust
Series 2006-A6-4, REMIC, 5.97%, 09/25/36 (h)	473	32
THL Credit Wind River CLO Ltd
Series 2015-A1R-2A, 2.70%, (3M USD LIBOR + 0.87%), 10/15/27 (d)	203	196
Thornburg Mortgage Securities Trust
Series 2005-A3-1, REMIC, 3.71%, 04/25/45 (d)	119	111
Series 2006-A2B-4, REMIC, 4.43%, 07/25/36 (d)	140	118
Towd Point Mortgage Funding
Series 2019-A1-GR4A, 1.75%, (3M GBP LIBOR + 1.03%), 10/20/51, GBP (d) (f)	6,031	7,261
Towd Point Mortgage Trust
Series 2019-A1A-HY3, 2.63%, (1M USD LIBOR + 1.00%), 07/25/27 (d)	1,685	1,636
Tralee CLO III, LLC
Series 2014-AR-3A, 2.85%, (3M USD LIBOR + 1.03%), 10/20/27 (d)	2,351	2,252
U.S. Small Business Administration
Series 2017-1-20L, 5.29%, 12/01/27	205	217
Venture XX CLO Ltd
Series 2015-AR-20A, 2.65%, (3M USD LIBOR + 0.82%), 04/15/27 (d) (g)	4,378	4,210
Venture XXI CLO Ltd
Series 2015-AR-21A, 2.71%, (3M USD LIBOR + 0.88%), 07/15/27 (d)	2,049	1,953
Voya CLO Ltd
Series 2014-A1R-3A, 2.51%, (3M USD LIBOR + 0.72%), 07/27/26 (d) (g)	1,822	1,774
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-A7-AR5, REMIC, 4.65%, 06/25/33 (d)	82	72
Series 2003-2A-AR9, REMIC, 4.39%, 09/25/33 (d)	79	71
Series 2005-3A1-AR10, REMIC, 3.48%, 08/25/35 (d)	7	7
Series 2005-2A1-AR14, REMIC, 3.75%, 12/25/35 (d)	89	82
Series 2006-1A-AR9, REMIC, 2.97%, (12M US Federal Reserve Cumulative Average CMT + 1.00%), 08/25/46 (d)	1,709	1,390
Series 2007-1A-OA4, REMIC, 2.74%, (12M US Federal Reserve Cumulative Average CMT + 0.77%), 05/25/47 (d)	259	211
Washington Mutual Mortgage Securities Corp.
Series 2003-A5-AR1, REMIC, 3.53%, 03/25/33 (d)	39	34
Wind River CLO I Ltd
Series 2012-AR2-1A, 2.71%, (3M USD LIBOR + 0.88%), 01/15/26 (d)	1,057	1,047
Z Capital Credit Partners CLO Ltd
Series 2015-A1R-1A, 2.79%, (3M USD LIBOR + 0.95%), 07/16/27 (d) (g)	3,570	3,389
Total Non-U.S. Government Agency Asset-Backed Securities (cost $163,143)		151,096
CORPORATE BONDS AND NOTES 7.0%
Financials 4.1%
AerCap Ireland Limited
4.25%, 07/01/20	3,400	3,368
4.63%, 10/30/20	400	378
Ally Financial Inc.
4.25%, 04/15/21	50	49
Avolon Holdings Funding Limited
5.50%, 01/15/23 (g)	100	90
Banco Bilbao Vizcaya Argentaria, S.A.
5.88%, (callable at 100 beginning 09/24/23), EUR (f) (i)	200	184
Banco Santander, S.A.
6.25%, (callable at 100 beginning 09/11/21), EUR (f) (i)	100	99
Bank of America Corporation
5.88%, (callable at 100 beginning 03/15/28) (i)	1,160	1,175
Bank of Ireland Group Public Limited Company
7.38%, (callable at 100 beginning 06/18/20), EUR (f) (i)	200	211
Cooperatieve Rabobank U.A.
5.50%, (callable at 100 beginning 06/29/20), EUR (f) (i) (j)	2,500	2,623
6.63%, (callable at 100 beginning 06/29/21), EUR (f) (i)	1,200	1,259
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	3,900	3,999
Daimler Finance North America LLC
3.75%, 11/05/21 (g)	800	794
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	7,000	6,658
Diamond Finance International Limited
4.42%, 06/15/21 (g)	4,200	4,218
Ford Motor Credit Company LLC
2.19%, (3M USD LIBOR + 0.43%), 11/02/20 (d)	600	600
3.55%, 10/07/22	1,600	1,469
Imperial Brands Finance PLC
2.95%, 07/21/20 (g)	1,200	1,197
JT International Financial Services B.V.
3.50%, 09/28/23 (f)	200	208
Lloyds Banking Group PLC
6.38%, (callable at 100 beginning 06/27/20), EUR (f) (i)	600	603
2.00%, (3M USD LIBOR + 0.80%), 06/21/21 (d)	2,600	2,475
Mitsubishi UFJ Financial Group Inc
3.46%, (3M USD LIBOR + 1.88%), 03/01/21 (d)	605	600
Mitsubishi UFJ Lease & Finance Company Limited
3.41%, 02/28/22 (g)	400	406
2.65%, 09/19/22 (g)	200	198
3.96%, 09/19/23 (g)	400	430
NatWest Markets PLC
7.50%, (callable at 100 beginning 08/10/20) (i) (j)	1,000	917
Navient Corporation
5.88%, 03/25/21	200	197
Petrobras Global Finance B.V.
6.13%, 01/17/22	247	246
5.09%, 01/15/30 (g)	4,043	3,678
State Bank of India
2.85%, (3M USD LIBOR + 0.95%), 04/06/20 (d) (f)	4,300	4,300
Syngenta Finance N.V.
3.93%, 04/23/21 (g)	400	389
The Royal Bank of Scotland Group Public Limited Company
8.63%, (callable at 100 beginning 08/15/21) (i) (j)	200	195
2.77%, (3M USD LIBOR + 1.55%), 06/25/24 (d) (k)	2,000	1,805
4.52%, 06/25/24 (d) (j)	1,300	1,321
UniCredit S.p.A.
7.83%, 12/04/23 (g)	6,750	7,225
		53,564

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Industrials 0.7%
Central Nippon Expressway Company Limited
2.85%, 03/03/22 (f)	200	201
Equifax Inc.
3.60%, 08/15/21	900	899
General Electric Capital Corporation
4.38%, 09/16/20	100	100
3.10%, 01/09/23 (k)	2,300	2,294
International Lease Finance Corporation
8.25%, 12/15/20	500	485
Komatsu Finance America Inc.
2.44%, 09/11/22 (f)	400	402
Park Aerospace Holdings Limited
5.25%, 08/15/22 (g)	1,000	883
4.50%, 03/15/23 (g)	200	167
Penske Truck Leasing Co., L.P.
3.38%, 02/01/22 (g)	100	101
Textron Inc.
2.28%, (3M USD LIBOR + 0.55%), 11/10/20 (d)	3,610	3,611
		9,143
Communication Services 0.7%
AT&T Inc.
5.15%, 02/15/50	1,500	1,789
5.30%, 08/15/58	500	584
CC Holdings GS V LLC
3.85%, 04/15/23	200	201
Charter Communications Operating, LLC
3.58%, 07/23/20	2,120	2,131
Deutsche Telekom International Finance B.V.
1.95%, 09/19/21 (g)	2,600	2,556
Discovery Communications, LLC
2.95%, 03/20/23	100	100
Sprint Communications, Inc.
7.00%, 08/15/20	700	704
Sprint Spectrum Co LLC
3.36%, 09/20/21 (g)	375	373
		8,438
Consumer Discretionary 0.6%
McDonald's Corporation
2.23%, (3M USD LIBOR + 0.43%), 10/28/21 (d)	5,200	4,992
Nissan Motor Acceptance Corporation
3.15%, 03/15/21 (g)	100	98
1.90%, 09/14/21 (g)	200	192
2.80%, 01/13/22 (g)	1,900	1,851
		7,133
Consumer Staples 0.5%
Campbell Soup Company
3.30%, 03/15/21	300	300
Danone
2.08%, 11/02/21 (g)	2,500	2,498
Pernod Ricard
5.75%, 04/07/21 (g)	3,500	3,553
		6,351
Information Technology 0.3%
Broadcom Corporation
3.00%, 01/15/22	200	198
Microchip Technology Incorporated
3.92%, 06/01/21	3,400	3,351
NXP B.V.
4.13%, 06/01/21 (g)	400	404
VMware, Inc.
3.90%, 08/21/27	200	197
		4,150
Utilities 0.1%
Enel Finance International N.V.
4.25%, 09/14/23 (g)	400	408
Eversource Energy
2.90%, 10/01/24	100	98
Sempra Energy
1.19%, (3M USD LIBOR + 0.45%), 03/15/21 (d)	800	783
Southern California Edison Company
3.88%, 06/01/21	200	203
		1,492
Energy 0.0%
Midwest Connector Capital Company LLC
3.63%, 04/01/22 (g)	200	192
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (h)	200	197
YPF Sociedad Anonima
46.54%, (BADLAR + 6.00%), 03/04/21, ARS (d)	13,370	159
		548
Real Estate 0.0%
Akelius Residential Property Ab (Publ)
3.38%, 09/23/20, EUR (f)	100	111
Crown Castle International Corp.
3.15%, 07/15/23	200	199
		310
Health Care 0.0%
Community Health Systems, Inc.
6.25%, 03/31/23	200	190
Total Corporate Bonds And Notes (cost $93,154)		91,319
PREFERRED STOCKS 0.0%
Financials 0.0%
Wells Fargo & Company - Series L, 7.50% (i) (j)	1	637
Total Preferred Stocks (cost $500)		637
SHORT TERM INVESTMENTS 0.7%
Treasury Securities 0.5%
Presidencia Da Republica Federativa Do Brasil
3.93%, 07/01/20, BRL (l)	32,167	6,150
Presidencia De La Nacion
41.17%, (BADLAR + 2.00%), 04/03/20, ARS (d) (l)	9,590	118
99.49%, 06/08/20, ARS (l)	2,634	27
43.31%, (BADLAR + 3.00%), 06/22/20, ARS (d) (l)	27,900	308
110.05%, 08/13/20, ARS (l)	15,550	126
58.41%, 08/27/20, ARS (l)	2,634	29
32.44%, (BADLAR + 2.00%), 08/28/20, ARS (d) (l)	11,389	111
		6,869
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (m) (n)	1,682	1,682
Total Short Term Investments (cost $10,368)		8,551
Total Investments 143.7% (cost $1,860,657)		1,867,660
Total Purchased Options 0.5% (cost $1,170)		6,358
Other Derivative Instruments (0.4)%		(5,110)
Other Assets and Liabilities, Net (43.8)%		(569,302)
Total Net Assets 100.0%		1,299,606

(a) All or a portion of the security is pledged or segregated as collateral.

(b) Treasury inflation indexed note, par amount is adjusted for inflation.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $660,579.

(d) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(e) Treasury inflation indexed note, par amount is not adjusted for inflation.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) The Adviser has deemed this security, which is exempt from registration under the

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $70,005 and 5.4% of the Fund.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(i) Perpetual security. Next contractual call date presented, if applicable.

(j) Convertible security.

(k) All or a portion of the security was on loan as of March 31, 2020.

(l) The coupon rate represents the yield to maturity.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/PIMCO Real Return Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Akelius Residential Property Ab (Publ), 3.38%, 09/23/20	02/02/17	108	111	—
Banco Bilbao Vizcaya Argentaria, S.A., 5.88%, callable at 100 beginning 09/24/23	01/30/19	222	184	—
Banco Santander, S.A., 6.25%, callable at 100 beginning 09/11/21	01/16/19	113	99	—
Bank of Ireland Group Public Limited Company, 7.38%, callable at 100 beginning 06/18/20	08/02/18	235	211	—
Central Nippon Expressway Company Limited, 2.85%, 03/03/22	06/26/19	202	201	—
Cooperatieve Rabobank U.A., 5.50%, callable at 100 beginning 06/29/20	01/24/18	3,088	2,623	0.2
Cooperatieve Rabobank U.A., 6.63%, callable at 100 beginning 06/29/21	09/05/18	1,447	1,259	0.1
Eurosail PLC, Series 2007-A3A-3X, 1.46%, 06/13/45	06/29/16	1,330	1,276	0.1
Great Hall Mortgages No.1 PLC, Series 2006-A2A-1, 0.68%, 06/18/38	04/09/19	94	88	—
Great Hall Mortgages No.1 PLC, Series 2007-A2A-1, 0.66%, 03/18/39	04/09/19	122	114	—
Grifonas Finance No.1 PLC, Series 1-A, 0.00%, 08/28/39	02/10/15	560	703	0.1
HM Treasury, 1.25%, 11/22/27	09/23/19	4,995	4,877	0.4
HM Treasury, 0.13%, 08/10/48	02/14/20	7,458	6,886	0.5
JT International Financial Services B.V., 3.50%, 09/28/23	06/26/19	206	208	—
Komatsu Finance America Inc., 2.44%, 09/11/22	09/17/19	400	402	—
Lloyds Banking Group PLC, 6.38%, callable at 100 beginning 06/27/20	01/31/18	762	603	0.1
Navient Funding, LLC, Series 2004-A5-2, 0.00%, 01/25/24	04/19/17	403	414	—
State Bank of India, 2.85%, 04/06/20	10/26/17	4,300	4,300	0.3
Towd Point Mortgage Funding, Series 2019-A1-GR4A, 1.75%, 10/20/51	03/22/19	7,964	7,261	0.6
		34,009	31,820	2.4

JNL/PIMCO Real Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro Bund	242	June 2020	EUR	41,934	(13)	(194)
United States 10 Year Ultra Bond	230	June 2020		34,006	(76)	1,881
United States 2 Year Note	46	July 2020		9,992	(1)	146
United States Ultra Bond	248	June 2020		51,015	(807)	4,010
					(897)	5,843
Short Contracts
Australia 10 Year Bond	(44)	June 2020	AUD	(6,655)	(54)	18
Australia 3 Year Bond	(72)	June 2020	AUD	(8,388)	(3)	(26)
Euro BOBL	(109)	June 2020	EUR	(14,816)	36	82
Euro Buxl 30 Year Bond	(35)	June 2020	EUR	(7,622)	88	286
Euro Schatz	(1,419)	June 2020	EUR	(159,083)	78	(162)
Japan 10 Year Bond	(12)	June 2020	JPY	(1,860,356)	18	278
Long Gilt	(160)	June 2020	GBP	(21,519)	99	(353)
United States 10 Year Note	(882)	June 2020		(118,175)	114	(4,148)
United States 5 Year Note	(1,102)	July 2020		(133,074)	52	(5,072)
United States Long Bond	(384)	June 2020		(63,123)	636	(5,637)
					1,064	(14,734)

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
3M LIBOR (Q)	Receiving	1.25	(S)	06/17/21	395,600	(108)	(1,502)
3M LIBOR (Q)	Receiving	1.40	(S)	03/12/25	83,200	(29)	(3,792)
3M LIBOR (Q)	Receiving	1.75	(S)	01/22/50	2,600	64	(593)
3M LIBOR (Q)	Receiving	1.63	(S)	02/03/50	1,500	37	(294)
3M LIBOR (Q)	Receiving	1.88	(S)	02/07/50	120	3	(32)
3M LIBOR (Q)	Receiving	2.25	(S)	03/12/50	2,900	77	(1,076)
3M LIBOR (Q)	Paying	1.50	(S)	03/12/21	395,010	93	3,713
3M LIBOR (Q)	Paying	1.85	(S)	02/24/25	14,400	7	938
3M LIBOR (Q)	Paying	1.25	(S)	06/17/25	83,200	20	1,502

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Real Return Fund — Centrally Cleared Interest Rate Swap Agreements (continued)
Floating Rate Index[2]	Paying / Receiving Floating Rate	Fixed Rate[2] (%)		Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.30	(S)	03/20/28	JPY	60,000	(1)	(14)
6M British Bankers' Association Yen LIBOR (S)	Receiving	0.45	(S)	03/20/29	JPY	792,690	(12)	(255)
6M GBP LIBOR (S)	Receiving	1.00	(S)	06/17/50	GBP	5,600	(6)	(619)
6M GBP LIBOR (S)	Paying	0.75	(S)	03/18/30	GBP	16,000	10	411
Federal Funds Effective Rate (A)	Receiving	2.00	(A)	12/15/47		7,600	183	(2,698)
Federal Funds Effective Rate (A)	Receiving	2.43	(A)	12/20/47		1,300	33	(606)
Federal Funds Effective Rate (A)	Receiving	2.50	(A)	12/20/47		4,450	113	(2,158)
France CPI Excluding Tobacco (A)	Receiving	1.00	(A)	04/15/20	EUR	890	—	2
France CPI Excluding Tobacco (A)	Receiving	1.16	(A)	08/15/20	EUR	410	3	(6)
France CPI Excluding Tobacco (A)	Receiving	1.35	(A)	06/15/21	EUR	3,700	(7)	(121)
France CPI Excluding Tobacco (A)	Receiving	1.03	(A)	03/15/24	EUR	7,600	(24)	(339)
France CPI Excluding Tobacco (A)	Paying	1.28	(A)	11/15/34	EUR	500	—	41
France CPI Excluding Tobacco (A)	Paying	1.91	(A)	01/15/38	EUR	410	(2)	107
HICP (A)	Paying	1.62	(A)	05/15/28	EUR	2,260	1	285
HICP (A)	Paying	1.24	(A)	08/15/39	EUR	1,960	(8)	164
HICP (A)	Paying	1.95	(A)	03/15/48	EUR	1,600	(32)	699
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	900	(14)	402
HICP (A)	Paying	1.95	(A)	11/15/48	EUR	1,520	(23)	678
HICP (A)	Paying	1.39	(A)	08/15/49	EUR	960	(15)	135
HICP (A)	Paying	1.45	(A)	02/15/50	EUR	300	(26)	51
U.K. Retail Price Index (A)	Receiving	3.60	(A)	09/15/34	GBP	17,090	(186)	(2,251)
U.K. Retail Price Index (A)	Paying	3.85	(A)	09/15/24	GBP	9,300	15	608
U.K. Retail Price Index (A)	Paying	3.39	(A)	01/15/30	GBP	2,300	6	36
U.K. Retail Price Index (A)	Paying	3.44	(A)	01/15/30	GBP	3,300	9	80
U.K. Retail Price Index (A)	Paying	3.35	(A)	05/15/30	GBP	8,300	32	552
U.K. Retail Price Index (A)	Paying	3.40	(A)	06/15/30	GBP	9,900	40	675
U.K. Retail Price Index (A)	Paying	3.30	(A)	12/15/30	GBP	3,500	15	354
U.K. Retail Price Index (A)	Paying	3.14	(A)	04/15/31	GBP	6,600	28	631
U.K. Retail Price Index (A)	Paying	3.10	(A)	06/15/31	GBP	7,200	35	643
U.K. Retail Price Index (A)	Paying	3.53	(A)	10/15/31	GBP	7,950	41	600
U.K. Retail Price Index (A)	Paying	3.47	(A)	09/15/32	GBP	8,300	59	769
U.K. Retail Price Index (A)	Paying	3.50	(A)	09/15/33	GBP	720	7	75
U.K. Retail Price Index (A)	Paying	3.58	(A)	10/15/33	GBP	1,120	10	151
U.K. Retail Price Index (A)	Paying	3.60	(A)	06/15/39	GBP	190	3	46
U.S. CPURNSA (A)	Receiving	1.55	(A)	07/26/21		4,500	(9)	(192)
U.S. CPURNSA (A)	Receiving	1.43	(A)	08/06/21		6,100	(11)	(148)
U.S. CPURNSA (A)	Receiving	1.45	(A)	09/09/21		17,790	(34)	(442)
U.S. CPURNSA (A)	Receiving	1.60	(A)	09/12/21		3,550	(7)	(158)
U.S. CPURNSA (A)	Receiving	1.59	(A)	09/20/21		19,000	(39)	(540)
U.S. CPURNSA (A)	Receiving	2.07	(A)	07/15/22		3,500	(5)	(168)
U.S. CPURNSA (A)	Receiving	2.50	(A)	07/15/22		20,800	(29)	(1,320)
U.S. CPURNSA (A)	Receiving	2.21	(A)	02/05/23		19,770	(28)	(1,268)
U.S. CPURNSA (A)	Receiving	2.22	(A)	04/13/23		1,490	(2)	(103)
U.S. CPURNSA (A)	Receiving	2.26	(A)	04/27/23		10,364	(12)	(750)
U.S. CPURNSA (A)	Paying	1.24	(A)	02/27/21		9,200	(3)	191
U.S. CPURNSA (A)	Paying	1.20	(A)	02/28/21		13,800	(5)	281
U.S. CPURNSA (A)	Paying	2.16	(A)	10/17/27		2,750	13	299
U.S. CPURNSA (A)	Paying	2.34	(A)	02/05/28		10,040	49	1,353
U.S. CPURNSA (A)	Paying	2.37	(A)	06/06/28		8,700	40	1,244
U.S. CPURNSA (A)	Paying	2.38	(A)	07/09/28		7,900	33	1,146
U.S. CPURNSA (A)	Paying	2.00	(A)	07/25/29		6,100	26	597
U.S. CPURNSA (A)	Paying	1.76	(A)	11/04/29		14,500	65	1,018
							493	(968)

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX HY33 5Y ICE (Q)	5.00	12/20/24	27,979	1,745	317	3,433
CDX HY34 5Y ICE (Q)	5.00	06/20/25	8,900	568	135	214
				2,313	452	3,647
Credit default swap agreements - sell protection
Daimler AG (Q)	1.00	12/20/20	(660)	2	—	(7)
General Electric Company (Q)	1.00	12/20/20	(400)	(1)	—	10
General Electric Company (Q)	1.00	12/20/23	(700)	(23)	4	17

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Real Return Fund — Centrally Cleared Credit Default Swap Agreements (continued)
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
ITRAXX.EUR.32 (Q)	1.00	12/20/24	(9,100)	21	(17)	(80)
				(1)	(13)	(60)

JNL/PIMCO Real Return Fund — Exchange Traded Futures Options
Reference Entity	Purchased (Written) Contracts[1]	Exercise Price		Expiration	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Commodity Options
Long Gilt Future, Jun. 2020	160	GBP	205.00	05/22/20	—	(2)

Interest Options
Euro Schatz Future, Jun. 2020	1,929	EUR	130.00	05/22/20	—	(11)
Euro Schatz Future, Jun. 2020	38	EUR	116.50	05/22/20	—	—
Euro Schatz Future, Jun. 2020	162	EUR	113.40	05/22/20	3	3
					3	(8)

JNL/PIMCO Real Return Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Exchange Traded Futures Options
United States 10 Year Note Future, June 2020	Call	205.00	05/22/20	326	5
United States 10 Year Note Future, June 2020	Call	151.50	05/22/20	622	49
United States 2 Year Note Future, June 2020	Put	106.00	04/24/20	46	—
United States 5 Year Note Future, June 2020	Call	146.00	05/22/20	1,102	9
					63

JNL/PIMCO Real Return Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Inflation - Capped/Floor Options
Floor - US Urban Consumers Price Index	CIT	Call	0.00	09/29/20	3,000,000	—

Interest Rate Swaptions
3M LIBOR, 08/28/21	BNP	Call	1.19	08/26/20	351,400,000	3,071
3M LIBOR, 10/06/22	JPM	Call	1.07	10/02/20	217,100,000	3,224
						6,295

JNL/PIMCO Real Return Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)	Expiration	Notional/ Contracts[1]		Value ($)
Credit Default Swaptions
CDX.NA.HY.33.V2, 12/20/24	BOA	Put	102.00	05/20/20		4,600,000	(460)
CDX.NA.HY.33.V2, 12/20/24	GSC	Put	102.00	06/17/20		1,700,000	(177)
CDX.NA.IG.33, 12/20/24	BNP	Call	0.48	04/15/20		3,100,000	—
CDX.NA.IG.33, 12/20/24	GSC	Call	0.48	04/15/20		3,000,000	—
CDX.NA.IG.33, 12/20/24	BNP	Put	0.70	04/15/20		3,100,000	(56)
CDX.NA.IG.33, 12/20/24	BNP	Put	0.80	06/17/20		2,700,000	(47)
CDX.NA.IG.33, 12/20/24	DUB	Put	0.85	06/17/20		2,800,000	(45)
CDX.NA.IG.33, 12/20/24	GSC	Put	0.70	04/15/20		3,000,000	(55)
CDX.NA.IG.33, 12/20/24	GSC	Put	0.80	06/17/20		3,900,000	(68)
CDX.NA.IG.33, 12/20/24	GSC	Put	2.50	03/17/21		4,500,000	(38)
ITRAXX.EUR.32, 12/20/24	GSC	Put	2.50	03/17/21	EUR	3,500,000	(59)
							(1,005)
Inflation - Capped/Floor Options
Cap - US Urban Consumers Price Index	JPM	Call	4.00	04/22/24		19,400,000	—
Cap - US Urban Consumers Price Index	JPM	Call	4.00	05/16/24		1,700,000	—
Floor - US Urban Consumers Price Index	JPM	Call	0.00	10/02/20		8,600,000	(1)
							(1)
Interest Rate Swaptions
3M LIBOR, 08/31/24	BNP	Call	1.09	08/26/20		179,000,000	(1,997)
3M LIBOR, 10/06/30	JPM	Call	1.30	10/02/20		45,600,000	(2,854)
6M EURIBOR, 08/27/50	JPM	Call	0.00	08/25/20	EUR	2,300,000	(103)
6M EURIBOR, 08/26/50	MSC	Call	0.00	08/24/20	EUR	4,900,000	(212)
							(5,166)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PIMCO Real Return Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
BRL/USD	CIT	04/02/20	BRL	14,142	2,725	(414)
EUR/USD	UBS	04/02/20	EUR	12,110	13,341	(174)
EUR/USD	UBS	04/20/20	EUR	723	796	(14)
GBP/USD	JPM	04/02/20	GBP	927	1,153	34
IDR/USD	CIT	06/17/20	IDR	108,562,202	6,610	(1,063)
MXN/USD	CIT	05/05/20	MXN	128,266	5,407	(1,184)
RUB/USD	CIT	04/06/20	RUB	33,737	430	3
RUB/USD	CIT	04/15/20	RUB	514,933	6,556	(1,448)
USD/AUD	BOA	04/02/20	AUD	(19,140)	(11,752)	762
USD/BRL	JPM	04/02/20	BRL	(15,127)	(2,915)	454
USD/BRL	CIT	07/02/20	BRL	(32,167)	(6,164)	1,535
USD/CAD	JPM	04/02/20	CAD	(7,377)	(5,237)	278
USD/EUR	UBS	04/02/20	EUR	(611)	(673)	(21)
USD/EUR	UBS	04/02/20	EUR	(26,322)	(28,998)	314
USD/GBP	JPM	04/02/20	GBP	(476)	(592)	(1)
USD/GBP	JPM	04/02/20	GBP	(24,973)	(31,063)	862
USD/IDR	SCB	06/17/20	IDR	(105,645,143)	(6,432)	947
USD/JPY	CIT	04/02/20	JPY	(2,428,200)	(22,553)	52
USD/MXN	BNP	05/05/20	MXN	(73,938)	(3,117)	629
USD/MXN	JPM	05/05/20	MXN	(67,616)	(2,850)	575
USD/NZD	MSC	04/02/20	NZD	(1,386)	(825)	50
USD/NZD	MSC	05/04/20	NZD	(19,472)	(11,592)	604
USD/PEN	CIT	05/18/20	PEN	(6,549)	(1,904)	16
USD/PEN	BNP	05/29/20	PEN	(18,421)	(5,354)	(141)
USD/RUB	BOA	04/06/20	RUB	(33,736)	(430)	79
USD/RUB	CIT	04/15/20	RUB	(33,737)	(429)	(3)
USD/RUB	CIT	04/15/20	RUB	(470,996)	(5,996)	53
USD/SGD	SGB	06/17/20	SGD	(49)	(35)	—
					(111,893)	2,784

JNL/PIMCO Real Return Fund — OTC Interest Rate Swap Agreements
Floating Rate Index[2]	Paying/ Receiving Floating Rate	Counterparty	Fixed Rate[2] (%)		Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
U.S. CPURNSA (A)	Receiving	DUB	2.50	(A)	07/15/22	5,700	129	(998)
U.S. CPURNSA (A)	Receiving	DUB	2.56	(A)	05/08/23	11,800	—	(1,955)
							129	(2,953)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Floating Rate Income Fund
SENIOR LOAN INTERESTS 86.8%
Consumer Discretionary 15.1%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (a)	4,349	4,001
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.10%, (3M LIBOR + 3.50%), 05/30/25 (a)	3,937	814
Adient US LLC
Term Loan B, 5.74%, (3M LIBOR + 4.00%), 05/03/24 (a)	919	795
Term Loan B, 5.94%, (3M LIBOR + 4.00%), 05/03/24 (a)	2,794	2,417
Aimbridge Acquisition Co., Inc.
2019 Term Loan B, 5.02%, (3M LIBOR + 3.75%), 02/02/26 (a)	2,866	2,006
Allied Universal Holdco LLC
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/18/26 (a)	3,401	3,129
Alterra Mountain Company
Term Loan B1, 4.35%, (1M LIBOR + 2.75%), 06/28/24 (a)	3,075	2,767
American Axle and Manufacturing, Inc.
Term Loan B, 3.18%, (1M LIBOR + 2.25%), 03/10/24 (a)	4,350	3,597
Aramark Services, Inc.
2019 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 12/04/26 (a)	3,800	3,515
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (a)	2,968	2,478
Boing US Holdco Inc.
2017 1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 09/20/24 (a)	1,671	1,295
Bombardier Recreational Products, Inc.
Term Loan, 3.60%, (1M LIBOR + 3.50%), 06/30/23 (a)	3,912	3,208
2020 Term Loan, 4.10%, 05/23/25 (a)	2,483	2,036
Boyd Gaming Corporation
Term Loan B3, 2.93%, (3M LIBOR + 2.25%), 09/15/23 (a)	3,518	3,026
Caesars Entertainment Operating Company
Exit Term Loan, 3.60%, (1M LIBOR + 2.00%), 04/03/24 (a)	5,202	4,205
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (a)	5,371	4,318
Callaway Golf Company
Term Loan B, 5.30%, (1M LIBOR + 4.50%), 12/31/25 (a)	1,291	1,149
CityCenter Holdings, LLC
2017 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 04/14/24 (a)	3,986	3,460
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/13/22 (a) (b)	319	265
Constellis Holdings, LLC
2019 Super Priority Term Loan, 11.00%, (1M LIBOR + 10.00%), 12/17/20 (a) (b)	468	412
Term Loan, 0.00%, (3M LIBOR + 10.00%), 06/30/21 (a) (c)	213	213
2017 1st Lien Term Loan, 0.00%, 04/17/24 (b) (d) (e)	2,276	45
Core & Main LP
2017 Term Loan B, 4.33%, (3M LIBOR + 2.75%), 07/19/24 (a)	1,925	1,689
2017 Term Loan B, 4.33%, (1M LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	2,980	2,615
Creative Artists Agency, LLC
2019 Term Loan B, 4.74%, (1M LIBOR + 3.75%), 11/19/26 (a)	1,895	1,639
Dana Incorporated
Term Loan B, 3.86%, (1M LIBOR + 2.25%), 02/27/26 (a)	3,101	2,822
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (a)	4,176	3,708
DexKo Global Inc.
2018 USD Term Loan, 5.10%, (1M LIBOR + 3.50%), 07/24/24 (a)	3,584	3,022
Eldorado Resorts LLC
2017 Term Loan B, 3.25%, (6M LIBOR + 2.25%), 03/15/24 (a)	470	411
2017 Term Loan B, 3.88%, (6M LIBOR + 2.25%), 03/15/24 (a)	1,568	1,372
Equinox Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (a)	4,043	2,934
Fitness International, LLC
2018 Term Loan B, 4.85%, (6M LIBOR + 3.25%), 04/13/25 (a)	2,447	1,808
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.99%, (1M LIBOR + 2.00%), 11/30/23 (a)	4,393	3,954
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (a)	2,660	2,061
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (a)	3,116	2,415
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 11/11/23 (a)	1,323	939
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.10%, (6M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	2,619	1,860
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.94%, (6M LIBOR + 4.00%), 04/25/24 (a)	4,796	3,618
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 05/21/25 (a)	2,924	2,471
International Textile Group, Inc
1st Lien Term Loan, 6.58%, (1M LIBOR + 5.00%), 04/19/24 (a)	1,291	852
IRB Holding Corp
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (a)	3,671	2,820
Jo-Ann Stores, Inc.
2016 Term Loan, 5.99%, (6M LIBOR + 5.00%), 09/29/23 (a)	1,969	712
Kestrel Bidco Inc.
Term Loan B, 4.00%, (1M LIBOR + 3.00%), 07/31/26 (a)	1,096	833
Life Time Fitness Inc
Term Loan, 4.35%, (3M LIBOR + 2.75%), 06/22/22 (a)	7	5
2017 Term Loan B, 4.36%, (3M LIBOR + 2.75%), 06/22/22 (a)	2,894	2,123
Lifetime Brands, Inc.
Term Loan B, 5.10%, (1M LIBOR + 3.50%), 03/13/25 (a)	2,242	1,761
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 08/29/25 (a)	2,982	2,595
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 03/15/25 (a)	3,234	2,563
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 01/01/23 (a)	2,110	1,751
2018 Term Loan B, 3.56%, (3M LIBOR + 2.50%), 01/01/23 (a)	1,060	880
2018 Term Loan B, 3.56%, (1M LIBOR + 2.50%), 01/01/23 (a)	211	175
2018 Term Loan B, 3.57%, (3M LIBOR + 2.50%), 01/01/23 (a)	1,224	1,016
Mohegan Tribal Gaming Authority
2016 Term Loan B, 5.98%, (1M LIBOR + 4.38%), 10/30/23 (a)	1,042	735
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (a)	3,035	2,762

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (a)	3,876	3,139
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 2.25%), 08/15/25 (a)	3,787	2,834
Playa Resorts Holding B.V.
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/07/24 (a)	4,808	3,260
ProQuest LLC
2019 Term Loan, 5.10%, (1M LIBOR + 3.50%), 10/16/26 (a)	1,895	1,763
Rodan & Fields, LLC
2018 Term Loan B, 4.70%, (1M LIBOR + 4.00%), 06/07/25 (a)	1,769	772
Scientific Games International, Inc.
2018 Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 08/14/24 (a)	772	620
2018 Term Loan B5, 4.37%, (3M LIBOR + 2.75%), 08/14/24 (a)	3,177	2,552
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 10/21/23 (a)	4,643	1,823
ServiceMaster Company
2019 Term Loan D, 3.38%, (1M LIBOR + 1.75%), 10/31/26 (a)	1,895	1,795
SIWF Holdings Inc.
1st Lien Term Loan, 5.85%, (6M LIBOR + 4.25%), 05/25/25 (a)	3,417	2,972
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 04/09/26 (a)	2,799	2,438
Spin Holdco Inc.
2017 Term Loan B, 5.09%, (3M LIBOR + 3.25%), 11/14/22 (a)	3,618	3,211
SRAM, LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/15/24 (a)	3,079	2,894
2018 Term Loan B, 6.00%, (PRIME + 1.75%), 03/15/24 (a)	106	99
Staples, Inc.
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (a)	3,970	3,116
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (a)	4,079	3,879
Station Casinos LLC
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 01/30/27 (a)	4,239	3,593
Tenneco, Inc.
2018 Term Loan B, 3.99%, (1M LIBOR + 3.00%), 10/01/25 (a)	3,368	2,307
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 4.10%, (1M LIBOR + 2.50%), 06/25/22 (a)	2,690	2,407
Trader Corporation
2017 Term Loan B, 4.66%, (1M LIBOR + 3.00%), 09/28/23 (a)	2,610	2,192
TruGreen Limited Partnership
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 03/19/26 (a)	1,866	1,689
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/15/22 (a) (b)	1,824	1,514
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 08/19/23 (a)	2,967	2,722
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.36%, (1M LIBOR + 2.75%), 05/11/25 (a)	3,754	2,942
WMG Acquisition Corp.
2018 Term Loan F, 3.11%, (1M LIBOR + 2.13%), 11/01/23 (a)	4,261	4,133
		170,738
Information Technology 12.2%
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (a)	5,913	5,026
USD 2nd Lien Term Loan , 9.03%, (3M LIBOR + 7.25%), 04/27/25 (a)	1,940	1,439
AppLovin Corporation
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 07/13/26 (a)	4,350	3,872
Avast Software B.V.
2018 USD Term Loan B, 4.19%, (3M LIBOR + 2.25%), 09/30/23 (a)	1,147	1,040
AVSC Holding Corp.
2018 1st Lien Term Loan, 4.83%, (1M LIBOR + 3.25%), 02/23/25 (a)	1,477	923
2018 1st Lien Term Loan, 4.95%, (3M LIBOR + 3.25%), 02/23/25 (a)	1,484	928
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 3.25%), 02/23/25 (a)	68	42
Banff Merger Sub Inc
2018 USD Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/30/25 (a)	3,930	3,243
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 05/31/25 (a)	4,023	3,247
Brave Parent Holdings, Inc.
1st Lien Term Loan, 5.78%, (3M LIBOR + 4.00%), 04/17/25 (a)	2,216	1,895
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.62%, (1M LIBOR + 2.00%), 11/14/25 (a)	1,326	1,273
Castle US Holding Corporation
USD Term Loan B, 5.35%, (1M LIBOR + 3.75%), 02/28/27 (a)	1,039	824
CommScope, Inc.
2019 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 02/07/26 (a)	2,967	2,789
DCert Buyer, Inc.
2019 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 07/31/26 (a)	2,538	2,250
Dell International LLC
2019 Term Loan B, 3.61%, (1M LIBOR + 2.00%), 09/11/25 (a)	7,480	7,111
Dynatrace LLC
2018 1st Lien Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/08/25 (a)	1,434	1,341
Entegris, Inc.
2018 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 11/05/25 (a) (b)	1,481	1,348
Eta Australia Holdings III Pty Ltd
Term Loan, 5.60%, (1M LIBOR + 4.00%), 03/08/26 (a)	1,866	1,577
EVO Payments International LLC
2018 1st Lien Term Loan, 4.87%, (1M LIBOR + 3.25%), 12/22/23 (a)	2,911	2,429
Global Tel*Link Corporation
2018 1st Lien Term Loan, 5.85%, (3M LIBOR + 4.25%), 11/29/25 (a)	1,088	914
2018 2nd Lien Term Loan, 9.85%, (3M LIBOR + 8.25%), 11/29/26 (a) (b)	1,000	800
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 07/27/25 (a)	3,136	2,948
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/15/24 (a)	2,839	2,701
II-VI Incorporated
Term Loan B, 5.10%, (1M LIBOR + 3.50%), 06/28/26 (a)	4,679	3,852
Infor (US), Inc.
Term Loan B6, 4.69%, (1M LIBOR + 2.75%), 02/07/22 (a)	1,639	1,571
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.11%, (3M LIBOR + 4.50%), 11/06/25 (a)	4,484	3,525
MA FinanceCo., LLC
2017 Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 11/19/21 (a)	2,418	2,267

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
USD Term Loan B3, 4.10%, (1M LIBOR + 2.50%), 04/19/24 (a)	550	487
McAfee, LLC
2018 USD Term Loan B, 4.69%, (1M LIBOR + 3.75%), 09/30/24 (a)	4,334	4,045
MH Sub I, LLC
2017 1st Lien Term Loan, 5.35%, (6M LIBOR + 3.75%), 08/09/24 (a)	2,973	2,500
MKS Instruments, Inc.
2019 Term Loan B6, 3.35%, (1M LIBOR + 1.75%), 02/01/26 (a)	3,382	3,024
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.02%, (1M LIBOR + 4.50%), 07/13/25 (a)	3,963	2,718
NaviHealth, Inc.
2018 Term Loan B, 5.61%, (1M LIBOR + 5.00%), 08/01/25 (a) (b)	2,660	2,420
NCR Corporation
2019 Term Loan, 4.11%, (1M LIBOR + 2.50%), 04/12/25 (a)	3,261	2,935
NeuStar, Inc.
2018 Term Loan B4, 5.10%, (3M LIBOR + 3.50%), 08/08/24 (a)	3,723	2,807
ON Semiconductor Corporation
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/13/26 (a)	4,479	4,187
Presidio, Inc.
2020 Term Loan B, 5.28%, (3M LIBOR + 3.50%), 12/19/26 (a)	456	425
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.26%, (1M LIBOR + 3.00%), 11/03/23 (a)	4	4
2017 Incremental 1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 11/03/23 (a)	1,695	1,466
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (a)	4,334	3,972
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (a)	4,071	3,891
Rocket Software, Inc.
2018 Term Loan , 5.85%, (1M LIBOR + 4.25%), 11/20/25 (a)	2,373	1,942
Science Applications International Corporation
Term Loan, 0.00%, (1M LIBOR + 2.25%), 03/05/27 (a) (c)	483	451
Seattle Spinco, Inc.
USD Term Loan B3, 4.10%, (1M LIBOR + 2.50%), 04/19/24 (a)	3,713	3,290
Severin Acquisition, LLC
2018 Term Loan B, 4.74%, (3M LIBOR + 3.00%), 06/15/25 (a)	3,659	3,128
Sirius Computer Solutions, Inc.
2020 Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/01/26 (a)	3,791	3,280
Solera, LLC
USD Term Loan B, 4.36%, (3M LIBOR + 2.75%), 03/03/23 (a)	2,014	1,878
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (a)	2,662	2,522
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (a)	1,659	1,547
SS&C Technologies Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (a)	2,325	2,168
SurveyMonkey Inc.
2018 Term Loan B, 4.49%, (3M LIBOR + 3.75%), 10/10/25 (a) (b)	2,040	1,612
TriTech Software Systems
2018 Term Loan B, 5.35%, (3M LIBOR + 3.75%), 08/16/25 (a)	2,777	2,183
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 08/09/25 (a)	6,325	3,900
Verra Mobility Corporation
2020 Term Loan B, 4.85%, 02/23/25 (a)	4,379	3,897
Vertafore, Inc.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 06/04/25 (a)	2,000	1,752
Western Digital Corporation
2018 Term Loan B4, 3.35%, (3M LIBOR + 1.75%), 04/29/23 (a)	4,419	4,242
WEX Inc.
Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 05/17/26 (a)	4,629	3,990
		137,838
Health Care 11.0%
Accelerated Health Systems, LLC
Term Loan B, 4.30%, (1M LIBOR + 3.50%), 11/02/25 (a) (b)	3,098	2,634
ADMI Corp.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/06/24 (a)	2,331	1,907
Agiliti Health, Inc
Term Loan, 4.62%, (1M LIBOR + 3.00%), 10/18/25 (a) (b)	2,017	1,926
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (a)	3,591	2,498
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (a)	2,978	2,770
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.10%, (1M LIBOR + 4.50%), 10/20/23 (a)	2,334	1,844
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/24 (a)	2,363	1,868
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.12%, (1M LIBOR + 3.50%), 03/26/25 (a)	2,981	2,534
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (a)	3,580	3,330
ATI Holdings Acquisition, Inc.
2016 Term Loan, 5.10%, (1M LIBOR + 3.50%), 05/10/23 (a)	3,427	2,399
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 4.74%, (1M LIBOR + 3.75%), 07/23/25 (a)	3,195	2,372
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (a)	4,776	4,520
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	3,767	3,542
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/07/23 (a)	2,663	2,352
Da Vinci Purchaser Corp.
2019 Term Loan, 5.87%, (3M LIBOR + 4.00%), 12/10/26 (a)	2,925	2,749
DaVita, Inc.
2020 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 07/30/26 (a)	2,806	2,657
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (a) (c)	3,610	3,411
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/12/24 (a)	3,538	3,157
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (a)	3,195	1,613
ExamWorks Group, Inc.
2017 Term Loan, 4.85%, (6M LIBOR + 3.25%), 07/27/23 (a)	3,586	3,209
Gentiva Health Services, Inc.
2020 Term Loan, 4.25%, (1M LIBOR + 3.25%), 07/02/25 (a)	4,452	4,162
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.21%, (3M LIBOR + 3.25%), 06/24/24 (a)	2,879	2,663

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Global Medical Response, Inc.
2018 Term Loan B1, 4.93%, (3M LIBOR + 3.25%), 04/28/22 (a)	3,240	2,989
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.68%, (3M LIBOR + 2.00%), 11/15/27 (a)	3,434	3,237
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (a)	1,665	1,584
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.63%, (1M LIBOR + 5.00%), 06/21/25 (a)	2,758	2,275
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (a)	3,603	3,173
National Mentor Holdings, Inc.
2019 Term Loan B, 5.61%, (1M LIBOR + 4.00%), 03/09/26 (a)	3,533	3,145
2019 Term Loan C, 5.61%, (3M LIBOR + 4.00%), 03/09/26 (a)	221	197
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 4.77%, (1M LIBOR + 3.25%), 06/01/25 (a)	3,947	3,340
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (a)	2,824	2,397
Phoenix Guarantor Inc
2020 Term Loan B, 4.11%, (1M LIBOR + 3.25%), 03/05/26 (a)	4,185	3,777
Prestige Brands, Inc.
Term Loan B4, 2.99%, (1M LIBOR + 2.00%), 01/20/24 (a)	3,625	3,356
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.98%, (3M LIBOR + 4.25%), 06/28/25 (a)	1,675	1,370
2018 1st Lien Term Loan B, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (a)	1,954	1,598
RadNet, Inc.
Term Loan, 5.35%, (3M LIBOR + 3.50%), 06/30/23 (a)	2,929	2,526
Reprice Term Loan, 7.25%, (3M LIBOR + 3.50%), 06/30/23 (a)	45	39
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (a)	4,387	4,049
Select Medical Corporation
2017 Term Loan B, 3.43%, (3M LIBOR + 2.50%), 03/06/25 (a)	4,202	3,971
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 06/19/25 (a)	4,077	3,575
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 06/18/24 (a)	3,171	2,417
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (a)	3,588	2,243
Tivity Health Inc
Term Loan A, 5.85%, (1M LIBOR + 4.25%), 03/08/24 (a)	752	602
Term Loan B, 6.85%, (1M LIBOR + 5.25%), 03/08/26 (a)	878	698
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.60%, (1M LIBOR + 3.00%), 06/16/24 (a)	3,272	2,427
U.S. Renal Care, Inc.
2019 Term Loan B, 6.63%, (1M LIBOR + 5.00%), 06/12/26 (a)	3,566	3,082
Upstream Newco, Inc.
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 10/21/26 (a) (b)	1,900	1,539
Vizient, Inc.
2020 Term Loan B6, 3.61%, (1M LIBOR + 2.00%), 05/06/26 (a)	1,267	1,172
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.10%, (6M LIBOR + 5.50%), 09/25/25 (a)	1,851	1,444
2018 1st Lien Term Loan, 7.28%, (3M LIBOR + 5.50%), 09/25/25 (a)	1,121	875
Zelis Healthcare Corporation
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (a)	1,900	1,748
		124,962
Industrials 10.9%
Advanced Disposal Services Inc.
Term Loan B3, 2.89%, (3M LIBOR + 2.25%), 11/10/23 (a)	3,047	3,003
AI Mistral Holdco Limited
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 01/26/24 (a)	3,173	2,105
Allegiant Travel Company
2020 Term Loan, 4.71%, (3M LIBOR + 3.00%), 02/05/24 (a)	1,395	1,081
Altra Industrial Motion Corp.
2018 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/26/25 (a)	3,804	3,306
Altran Technologies
2018 USD Term Loan B, 3.27%, (1M LIBOR + 2.50%), 01/31/25 (a)	1,965	1,793
APi Group DE, Inc.
Term Loan B, 4.10%, (1M LIBOR + 2.50%), 09/25/26 (a)	475	404
Autokiniton US Holdings, Inc.
2018 Term Loan B, 7.98%, (1M LIBOR + 6.38%), 05/18/25 (a) (b)	1,680	1,344
Beacon Roofing Supply, Inc.
2017 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 01/02/25 (a)	1,920	1,731
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (a)	1,533	1,219
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (a)	1,739	1,382
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 08/09/25 (a)	1,685	1,580
2018 1st Lien Term Loan B, 3.13%, (1M LIBOR + 2.50%), 08/15/25 (a)	2,056	1,928
Brookfield WEC Holdings Inc.
2020 Term Loan, 4.60%, (1M LIBOR + 3.00%), 08/01/25 (a)	3,848	3,617
Builders FirstSource, Inc.
2017 Term Loan B, 4.61%, (3M LIBOR + 3.00%), 02/29/24 (a)	399	355
Camelot U.S. Acquisition 1 Co.
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 10/31/26 (a)	1,149	1,080
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 01/31/25 (a)	3,614	3,036
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (a)	1,105	875
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (a)	2,056	1,627
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 06/22/25 (a)	2,933	2,171
Element Materials Technology Group US Holdings Inc
2017 USD Term Loan B, 5.44%, (3M LIBOR + 3.50%), 06/29/24 (a)	2,657	2,250
Encapsys, LLC
2020 Term Loan B2, 4.85%, (1M LIBOR + 3.25%), 11/07/24 (a) (b)	3,249	2,534
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.94%, (3M LIBOR + 3.00%), 07/25/24 (a)	3,580	2,918
EWT Holdings III Corp.
2020 Term Loan, 4.60%, (1M LIBOR + 2.75%), 12/20/24 (a)	3,373	3,042
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (a)	2,815	2,432

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Gardner Denver, Inc.
Term Loan, 4.35%, (3M LIBOR + 1.75%), 03/01/27 (a)	4,188	3,916
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (a)	6,399	5,516
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (a)	1,431	1,364
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (1M LIBOR + 3.00%), 05/11/25 (a)	364	351
2018 USD Term Loan B, 4.60%, (1M LIBOR + 3.00%), 05/11/25 (a)	2,033	1,962
Hamilton Holdco, LLC
2018 Term Loan B, 3.95%, (3M LIBOR + 2.00%), 06/01/25 (a)	4,349	4,045
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.10%, (1M LIBOR + 2.50%), 08/16/23 (a)	3,290	2,974
Hillman Group Inc. (The)
2018 Term Loan B, 5.60%, (6M LIBOR + 4.00%), 05/16/25 (a)	3,539	2,748
IBC Capital Limited
2018 1st Lien Term Loan, 4.64%, (3M LIBOR + 3.75%), 09/11/23 (a) (b)	3,598	3,040
Janus International Group, LLC
2018 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 02/07/25 (a)	2,854	2,818
MX Holdings US, Inc.
2018 USD Term Loan B1C, 4.35%, (1M LIBOR + 2.75%), 06/18/25 (a)	2,659	2,334
Navistar International Corporation
2017 1st Lien Term Loan B, 4.28%, (1M LIBOR + 3.50%), 11/01/24 (a)	4,067	3,498
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.16%, (1M LIBOR + 3.50%), 04/18/25 (a)	2,751	2,177
PODS, LLC
2018 1st Lien Term Loan, 4.41%, (1M LIBOR + 2.75%), 11/21/24 (a)	4,049	3,583
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (a)	3,674	3,281
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (a)	4,408	4,155
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 4.88%, (1M LIBOR + 3.25%), 02/14/25 (a)	1,764	1,058
2018 2nd Lien Term Loan, 9.62%, (1M LIBOR + 8.00%), 02/14/26 (a)	450	247
Sabre Industries, Inc.
2019 Term Loan B, 4.49%, (3M LIBOR + 3.50%), 04/09/26 (a)	2,988	2,687
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.85%, (3M LIBOR + 3.25%), 01/26/25 (a)	2,230	1,516
Tempo Acquisition LLC
Term Loan, 3.74%, (1M LIBOR + 2.75%), 04/20/24 (a)	2,648	2,356
TransDigm, Inc.
2020 Term Loan G, 3.85%, (1M LIBOR + 2.25%), 08/22/24 (a)	496	459
2020 Term Loan E, 3.24%, (1M LIBOR + 2.25%), 05/30/25 (a)	3,954	3,588
USI, Inc.
2017 Repriced Term Loan, 3.99%, (3M LIBOR + 3.00%), 05/16/24 (a)	3,624	3,298
USIC Holdings, Inc.
2017 Term Loan B, 4.85%, (1M LIBOR + 3.25%), 12/09/23 (a)	3,588	3,014
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (3M LIBOR + 3.00%), 02/28/24 (a) (b)	2,185	1,792
Ventia Deco LLC
2016 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 05/21/22 (a)	2,286	1,966
Vertiv Group Corporation
Term Loan B, 4.58%, (1M LIBOR + 3.00%), 02/11/27 (a)	4,375	3,762
XPO Logistics, Inc.
2019 Term Loan B1, 4.19%, (3M LIBOR + 2.50%), 02/24/25 (a)	2,995	2,827
		123,145
Communication Services 10.6%
Altice Financing SA
2017 USD Term Loan B, 4.41%, (3M LIBOR + 2.75%), 07/31/25 (a)	2,548	2,306
USD 2017 1st Lien Term Loan, 3.67%, (1M LIBOR + 2.75%), 01/06/26 (a)	1,189	1,079
Altice France S.A.
USD Term Loan B12, 4.39%, (1M LIBOR + 3.69%), 01/31/26 (a)	3,491	3,246
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (a)	1,225	1,160
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.61%, (1M LIBOR + 3.00%), 04/22/26 (a)	4,188	3,053
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.86%, (1M LIBOR + 4.25%), 08/15/26 (a)	2,794	2,207
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (a)	4,232	3,928
Charter Communications Operating, LLC
2019 Term Loan B1, 3.36%, (1M LIBOR + 1.75%), 04/30/25 (a)	5,673	5,430
Cincinnati Bell, Inc.
2017 Term Loan, 4.85%, (1M LIBOR + 3.25%), 10/02/24 (a)	2,955	2,810
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 3.60%, (1M LIBOR + 2.00%), 08/11/24 (a)	3,929	3,641
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (a)	3,630	2,841
Consolidated Communications, Inc.
2016 Term Loan B, 4.61%, (1M LIBOR + 3.00%), 09/29/23 (a)	2,440	2,129
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (a)	4,735	4,506
2018 Incremental Term Loan, 2.86%, (1M LIBOR + 2.25%), 01/31/26 (a)	3,940	3,763
2019 Term Loan B5, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (a)	450	429
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (a)	1,711	1,318
Entercom Media Corp.
2019 Term Loan, 4.10%, (1M LIBOR + 2.50%), 11/18/24 (a)	3,826	3,443
GoodRx, Inc.
1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 10/10/25 (a)	2,125	1,973
Gray Television, Inc.
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (a)	4,205	3,893
Hargray Communications Group, Inc.
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 03/23/24 (a)	3,399	2,935
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (a)	496	415
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (a)	3,268	2,978
Iridium Satellite LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (a)	562	528
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (a)	7,253	6,745

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Maxar Technologies Ltd.
Term Loan B, 4.36%, (3M LIBOR + 2.75%), 07/07/24 (a)	4,636	3,871
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (a)	4,802	4,201
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (a)	222	193
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (a)	2,357	2,185
PUG LLC
USD Term Loan , 5.17%, (1M LIBOR + 3.50%), 01/31/27 (a) (b)	3,611	3,069
SBA Senior Finance II LLC
2018 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 03/26/25 (a)	5,506	5,192
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 06/20/24 (a)	2,982	2,296
Sinclair Television Group Inc.
Term Loan B2, 3.86%, (1M LIBOR + 2.25%), 01/06/24 (a)	3,952	3,755
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (a)	3,172	3,148
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.70%, (1M LIBOR + 2.00%), 04/21/29 (a)	5,250	4,783
Telesat Canada
Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 11/22/26 (a)	2,464	2,341
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (a)	2,699	2,382
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (a)	4,176	3,519
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.60%, (3M LIBOR + 4.00%), 12/15/23 (a) (b)	2,642	2,087
2016 1st Lien Term Loan, 7.75%, (3M PRIME + 3.00%), 12/16/23 (a) (b)	—	—
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (a)	4,640	4,269
Windstream Holdings Inc.
DIP Term Loan, 4.11%, (1M LIBOR + 2.50%), 03/08/21 (a)	1,736	1,684
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (a)	1,780	1,674
Ziggo Financing Partnership
USD Term Loan I, 3.20%, (1M LIBOR + 2.50%), 04/17/28 (a)	2,316	2,177
		119,582
Materials 9.7%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 3.60%, (1M LIBOR + 2.00%), 01/15/27 (a)	3,781	3,554
Avantor Funding, Inc.
USD Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 09/22/24 (a)	1,369	1,287
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 6.11%, (3M LIBOR + 4.50%), 07/25/25 (a)	1,683	1,262
Berry Global, Inc.
Term Loan W, 2.86%, (3M LIBOR + 2.00%), 10/01/22 (a)	1,886	1,795
Term Loan Y, 2.86%, (1M LIBOR + 2.00%), 07/01/26 (a)	1,682	1,590
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (a)	4,442	3,601
Charter NEX US, Inc.
Incremental Term Loan, 4.49%, (1M LIBOR + 3.50%), 05/16/24 (a)	2,065	1,786
Composite Resins Holding B.V.
2018 Term Loan B, 5.26%, (1M LIBOR + 4.25%), 06/27/25 (a)	3,311	2,857
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	3,115	2,898
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (a)	3,584	2,652
Element Solutions Inc.
2019 Term Loan B1, 3.60%, (1M LIBOR + 2.00%), 01/31/26 (a)	3,886	3,594
Ferro Corporation
2018 USD Term Loan B1, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	2,913	2,496
2018 USD Term Loan B2, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,499	1,284
2018 USD Term Loan B3, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	1,467	1,257
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (a)	4,137	3,744
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (a)	155	141
Flint Group US LLC
USD Term Loan B8, 4.80%, (3M LIBOR + 3.00%), 09/07/21 (a)	970	658
Gemini HDPE LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 08/04/24 (a) (b)	1,381	1,201
GYP Holdings III Corp.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 05/15/25 (a)	3,732	3,358
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (a)	4,011	3,339
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (a)	3,569	2,460
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/25 (a)	3,753	2,749
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	3,855	3,408
Momentive Performance Materials Inc.
Term Loan B, 4.86%, (1M LIBOR + 3.25%), 04/18/24 (a)	3,590	2,885
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 07/31/22 (a)	2,684	2,038
Perstorp Holding AB
USD Term Loan B, 6.69%, (6M LIBOR + 4.75%), 04/03/26 (a)	2,980	2,334
Plaze, Inc.
2019 Term Loan B, 5.02%, (1M LIBOR + 3.50%), 08/01/26 (a) (b)	3,840	3,245
PMHC II, Inc.
2018 1st Lien Term Loan, 5.44%, (1Y LIBOR + 3.50%), 03/20/25 (a)	2,808	1,614
2018 2nd Lien Term Loan, 9.93%, (3M LIBOR + 7.75%), 03/22/26 (a) (b)	250	125
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.75%), 08/21/25 (a)	5,303	4,588
2018 1st Lien Term Loan, 6.69%, (1M LIBOR + 4.75%), 08/21/25 (a)	94	81
Polymer Additives, Inc.
2018 1st Lien Term Loan, 7.78%, (3M LIBOR + 6.00%), 07/25/25 (a)	1,772	1,258
PQ Corporation
2018 Term Loan B, 4.03%, (3M LIBOR + 2.25%), 02/08/25 (a)	4,793	4,397

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Pro Mach Group, Inc.
2018 Term Loan B, 3.68%, (1M LIBOR + 2.75%), 03/07/25 (a)	2,744	2,181
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (a)	1,977	1,638
2016 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,156	958
2016 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.50%), 11/18/23 (a)	1,345	1,115
2016 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 11/18/23 (a)	890	737
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.10%, (1M LIBOR + 2.50%), 11/03/23 (a)	6,236	5,737
Solenis Holdings LLC
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	3,204	2,520
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (a)	8	6
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (a)	5,557	4,945
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.68%, (3M PRIME + 2.75%), 11/29/23 (a)	288	237
2016 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.75%), 11/29/23 (a)	3,207	2,646
Trident TPI Holdings, Inc.
2017 USD Term Loan B1, 4.60%, (3M LIBOR + 3.25%), 10/05/24 (a)	1,789	1,467
Tronox Finance LLC
Term Loan B, 4.35%, (1M LIBOR + 2.75%), 09/11/24 (a)	1,749	1,523
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 09/11/24 (a)	1,234	1,075
Univar Solutions Inc.
2017 USD Term Loan B3, 3.85%, (3M LIBOR + 2.25%), 07/01/24 (a)	5,549	5,188
Wilsonart LLC
2017 Term Loan B, 4.71%, (3M LIBOR + 3.25%), 12/19/23 (a)	2,715	2,172
Zep Inc.
2017 1st Lien Term Loan, 5.95%, (3M LIBOR + 4.00%), 08/11/24 (a)	780	510
		110,191
Financials 9.2%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (a)	3,896	3,429
Advisor Group, Inc.
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 07/31/26 (a)	3,506	2,580
AlixPartners, LLP
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	2,960	2,819
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.99%, (1M LIBOR + 3.00%), 05/07/25 (a)	3,900	3,534
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (a)	2,805	2,584
2017 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 01/19/24 (a)	562	518
Aretec Group, Inc.
2018 Term Loan , 5.85%, (1M LIBOR + 4.25%), 08/15/25 (a)	3,803	2,491
AssuredPartners, Inc.
2020 Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/07/20 (a)	4,859	4,215
Asurion LLC
2017 Term Loan B4, 4.60%, (1M LIBOR + 3.00%), 08/04/22 (a)	2,207	2,082
2017 2nd Lien Term Loan, 8.10%, (1M LIBOR + 6.50%), 08/04/25 (a)	750	683
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.52%, (1M LIBOR + 1.75%), 01/15/25 (a)	2,191	1,943
BCP Renaissance Parent LLC
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 09/20/24 (a)	1,920	950
Belron Finance US LLC
2018 Term Loan B, 3.96%, (3M LIBOR + 2.25%), 11/19/25 (a)	2,963	2,785
Blackstone CQP Holdco LP
Term Loan B, 4.62%, (3M LIBOR + 3.50%), 05/29/24 (a)	2,441	1,899
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (6M LIBOR + 2.25%), 02/05/25 (a)	5,838	3,940
Deerfield Dakota Holding, LLC
2018 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/04/24 (a)	2,769	2,714
Duff & Phelps, LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/05/27 (a) (b) (c)	960	806
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (a)	4,175	3,517
First American Payment Systems, L.P.
2020 Term Loan B, 5.77%, (3M LIBOR + 5.00%), 02/24/27 (a)	965	830
First Eagle Holdings, Inc.
2020 Term Loan B, 4.26%, (3M LIBOR + 2.50%), 02/02/27 (a)	3,270	2,739
Garrett LX III S.a r.l.
2018 USD Term Loan B, 3.77%, (3M LIBOR + 2.50%), 09/22/25 (a)	3,962	3,249
Hub International Limited
2018 Term Loan B, 4.39%, (3M LIBOR + 2.75%), 04/25/25 (a)	114	106
2018 Term Loan B, 4.52%, (3M LIBOR + 2.75%), 04/25/25 (a)	6	6
Term Loan, 4.55%, (3M LIBOR + 2.75%), 04/25/25 (a)	2,398	2,228
Ineos Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 5.11%, (3M LIBOR + 3.50%), 07/29/26 (a)	3,433	3,010
INEOS US Finance LLC
2017 USD Term Loan B, 3.60%, (1M LIBOR + 2.00%), 03/31/24 (a)	6,613	6,026
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (a)	2,918	2,383
iStar, Inc.
2016 Term Loan B, 3.52%, (1M LIBOR + 2.75%), 06/30/20 (a)	742	661
2016 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 06/30/20 (a)	1,344	1,196
Jane Street Group, LLC
2020 Term Loan, 4.61%, (3M LIBOR + 3.00%), 01/31/25 (a)	5,389	4,796
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 03/20/25 (a)	3,403	3,046
LPL Holdings, Inc.
2019 Term Loan B1, 2.71%, (1M LIBOR + 1.75%), 11/07/26 (a)	2,312	2,167
NAB Holdings LLC
2017 Repriced Term Loan, 4.94%, (3M LIBOR + 3.00%), 01/15/25 (a)	3,177	2,478
Nuvei Technologies Corp.
USD Term Loan , 6.60%, (1M LIBOR + 5.00%), 07/22/20 (a) (b)	1,980	1,762
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 11/06/25 (a)	4,300	3,781
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/06/24 (a)	2,621	2,429
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.75%), 02/08/23 (a)	2,879	2,294
Trans Union, LLC
2019 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 11/13/26 (a)	4,361	4,163

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (a)	2,806	1,797
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (a)	4,051	3,524
VFH Parent LLC
2019 Term Loan B, 4.01%, (1M LIBOR + 3.00%), 03/02/26 (a)	4,334	3,933
Victory Capital Holdings, Inc.
2020 Term Loan B, 4.02%, (1M LIBOR + 2.50%), 07/01/26 (a)	2,343	2,027
		104,120
Consumer Staples 5.0%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 4.30%, (1M LIBOR + 3.50%), 09/19/25 (a)	2,010	1,825
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.77%, (1M LIBOR + 2.75%), 07/27/23 (a)	2,740	2,521
2017 1st Lien Term Loan, 6.50%, (3M LIBOR + 2.75%), 07/27/23 (a)	87	80
BellRing Brands, LLC
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 10/10/24 (a)	1,876	1,750
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.05%, (1M LIBOR + 2.25%), 01/26/24 (a)	3,280	3,132
CHG PPC Parent LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/16/25 (a)	3,964	3,528
Coty Inc.
2018 USD Term Loan B, 3.26%, (1M LIBOR + 2.25%), 03/29/25 (a)	3,572	2,825
Del Monte Foods, Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 3.25%), 01/26/21 (a)	1,875	1,458
1st Lien Term Loan, 7.00%, (6M PRIME + 2.25%), 01/26/21 (a)	5	4
2nd Lien Term Loan, 8.18%, (1M LIBOR + 7.25%), 07/26/21 (a)	500	356
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	1,794	1,608
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/22/24 (a)	920	825
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (a)	1,925	1,825
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.69%), 05/17/25 (a)	3,469	2,880
Hostess Brands, Inc.
2019 Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/03/25 (a)	1,055	976
2019 Term Loan, 4.01%, (3M LIBOR + 2.25%), 08/03/25 (a)	503	465
2019 Term Loan, 4.03%, (3M LIBOR + 2.25%), 08/03/25 (a)	2,361	2,184
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (a)	3,825	3,560
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 7.44%, (3M LIBOR + 5.50%), 08/02/24 (a) (b)	2,886	2,308
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (a)	2,866	2,685
Sigma Bidco B.V.
2018 USD Term Loan B2, 4.91%, (3M LIBOR + 3.00%), 03/07/25 (a)	3,940	3,441
United Natural Foods, Inc.
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 10/22/25 (a)	4,081	3,468
US Foods, Inc.
2016 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 06/27/23 (a)	6,552	6,039
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 11/14/24 (a)	4,008	3,563
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (a)	4,091	3,845
		57,151
Utilities 1.8%
Calpine Construction Finance Company, L.P.
2017 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 01/15/25 (a)	3,161	2,948
Calpine Corporation
Term Loan B5, 4.20%, (1M LIBOR + 2.25%), 05/23/22 (a)	4,396	4,211
Term Loan B9, 3.24%, (1M LIBOR + 2.25%), 03/22/26 (a)	1,648	1,561
Helix Gen Funding, LLC
Term Loan B, 5.35%, (1M LIBOR + 3.75%), 03/02/24 (a)	2,836	2,495
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 4.85%, (3M LIBOR + 3.25%), 10/05/25 (a)	4,547	2,780
PG&E Corp
DIP Term Loan, 3.12%, (1M LIBOR + 2.25%), 12/31/20 (a)	4,020	3,893
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (a)	627	593
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (a)	2,614	2,474
		20,955
Energy 0.7%
EG America LLC
2018 USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 06/30/25 (a)	5,001	3,626
EG Group Limited
2018 USD Term Loan B, 5.96%, (6M LIBOR + 4.00%), 02/01/25 (a)	1,764	1,279
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (a)	1,827	1,096
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.60%, (1M LIBOR + 6.00%), 05/15/22 (a)	1,119	414
Traverse Midstream Partners LLC
2017 Term Loan, 5.61%, (1M LIBOR + 4.00%), 09/22/24 (a)	2,115	1,163
		7,578
Real Estate 0.6%
ESH Hospitality, Inc.
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/18/26 (a)	3,067	2,706
VICI Properties 1 LLC
Replacement Term Loan B, 2.67%, (1M LIBOR + 1.75%), 12/13/24 (a)	4,399	4,030
		6,736
Total Senior Loan Interests (cost $1,153,469)		982,996
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 1.0%
ALM Ltd/KY
Series 2019-A1B-6A, 3.43%, (3M USD LIBOR + 1.60%), 04/15/30 (a)	3,000	2,837
Ares XXXIX CLO Ltd
Series 2016-A2R-39A, 3.47%, (3M USD LIBOR + 1.65%), 04/18/31 (a)	2,000	1,855
Benefit Street Partners CLO, Ltd.
Series 2019-A2-17A, 3.43%, (3M USD LIBOR + 1.60%), 07/15/32 (a)	834	767
Dryden 38 Senior Loan Fund LLC
Series 2015-A2R-38A, 3.28%, (3M USD LIBOR + 1.45%), 07/15/30 (a)	875	809
LCM Limited Partnership Private Placement Mixed CLO
Series 2019-A-2-30, 3.47%, (3M USD LIBOR + 1.65%), 04/21/31 (a)	958	880
MORGN
Series 2019-A2-1A, 3.32%, 01/18/33	2,138	1,970

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Octagon Investment Partners 41, Ltd.
Series 2019-A2-2A, 3.48%, (3M USD LIBOR + 1.65%), 04/15/31 (a)	2,166	2,000
Total Non-U.S. Government Agency Asset-Backed Securities (cost $11,961)		11,118
CORPORATE BONDS AND NOTES 0.2%
Industrials 0.1%
Ashtead Capital, Inc.
5.25%, 08/01/26 (f)	1,625	1,554
Materials 0.1%
FXI Holdings, Inc.
7.88%, 11/01/24 (f)	1,025	704
Total Corporate Bonds And Notes (cost $2,675)		2,258
COMMON STOCKS 0.2%
Financials 0.2%
AFGlobal Corporation (b) (d) (g)	39	1,959
Freedom Group Inc. (b) (d)	57	28
		1,987
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	112	72
iHeartMedia, Inc. - Class A (d)	6	41
		113
Health Care 0.0%
Envigo RMS Holding Corp. (b) (d)	8	—
Total Common Stocks (cost $6,583)		2,100
WARRANTS 0.0%
AFGlobal Corporation (b) (d)	5	4
iHeartMedia, Inc. (d) (h)	42	278
Total Warrants (cost $992)		282
OTHER EQUITY INTERESTS 0.0%
Paragon Offshore Ltd. (b) (d) (i)	8	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 5.1%
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (j) (k)	57,239	57,239
Total Short Term Investments (cost $57,239)		57,239
Total Investments 93.3% (cost $1,232,919)		1,055,993
Other Assets and Liabilities, Net 6.7%		75,814
Total Net Assets 100.0%		1,131,807

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Non-income producing security.

(e) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $2,258 and 0.2% of the Fund.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(i) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/PPM America Floating Rate Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AFGlobal Corporation	07/13/17	2,907	1,959	0.2

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America High Yield Bond Fund
CORPORATE BONDS AND NOTES 89.6%
Communication Services 21.7%
Altice Financing S.A.
7.63%, 02/15/25 (a) (b)	3,703	3,535
5.00%, 01/15/28 (b)	4,951	4,442
Altice France
7.38%, 05/01/26 (b)	16,380	16,525
6.00%, 02/15/28 (b)	3,117	2,717
Cablevision Systems Corporation
5.88%, 09/15/22	900	908
CB Escrow Corp.
8.00%, 10/15/25 (b)	9,184	9,413
CCO Holdings, LLC
5.50%, 05/01/26 (b)	1,935	1,961
5.88%, 05/01/27 (b)	19,000	19,573
5.00%, 02/01/28 (b)	3,293	3,305
5.38%, 06/01/29 (b)	14,979	15,420
4.75%, 03/01/30 (b)	3,349	3,336
4.50%, 08/15/30 (b)	2,982	2,925
CenturyLink, Inc.
5.63%, 04/01/25	6,891	6,972
5.13%, 12/15/26 (b)	4,255	4,234
4.00%, 02/15/27 (b)	2,328	2,258
7.60%, 09/15/39	903	877
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (b)	4,209	3,618
Connect Finco SARL
6.75%, 10/01/26 (b)	9,881	8,200
Consolidated Communications, Inc.
6.50%, 10/01/22 (a)	8,950	7,978
CSC Holdings, LLC
5.50%, 04/15/27 (b)	4,267	4,416
7.50%, 04/01/28 (b)	12,200	13,012
6.50%, 02/01/29 (b)	2,922	3,150
5.75%, 01/15/30 (b)	6,265	6,353
Diamond Sports Group, LLC
5.38%, 08/15/26 (b)	2,349	1,908
6.63%, 08/15/27 (b)	4,573	3,054
DISH DBS Corporation
5.13%, 05/01/20	3,000	3,004
5.00%, 03/15/23	4,889	4,685
5.88%, 11/15/24	8,273	8,042
7.75%, 07/01/26 (a)	550	565
Embarq Corporation
8.00%, 06/01/36	2,890	2,860
Frontier Communications Corporation
8.50%, 04/01/26 (b)	11,340	10,462
8.00%, 04/01/27 (b)	3,186	3,142
Hughes Satellite Systems Corporation
5.25%, 08/01/26	3,046	3,014
6.63%, 08/01/26 (a)	2,896	2,968
iHeartCommunications, Inc.
6.38%, 05/01/26	1,288	1,228
8.38%, 05/01/27	6,451	5,531
5.25%, 08/15/27 (b)	991	872
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (b)	6,641	4,182
9.75%, 07/15/25 (a) (b)	4,466	2,793
Lamar Media Corp.
3.75%, 02/15/28 (b)	827	777
4.00%, 02/15/30 (b)	413	388
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (b)	7,184	7,169
Liberty Media Corporation
8.25%, 02/01/30	6,041	4,444
MDC Partners Inc.
6.50%, 05/01/24 (b)	5,046	3,758
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (b) (c)	6,523	6,556
Neptune Finco Corp.
10.88%, 10/15/25 (b)	5,895	6,365
Netflix, Inc.
4.38%, 11/15/26 (a)	2,476	2,516
4.88%, 04/15/28	2,678	2,725
5.88%, 11/15/28	11,866	12,760
Nexstar Escrow Inc.
5.63%, 07/15/27 (b)	5,042	4,928
Sinclair Television Group, Inc.
5.13%, 02/15/27 (a) (b)	800	680
Sirius XM Radio Inc.
4.63%, 05/15/23 - 07/15/24 (b)	2,387	2,409
5.38%, 04/15/25 (b)	1,400	1,424
5.00%, 08/01/27 (b)	12,414	12,611
5.50%, 07/01/29 (b)	2,020	2,059
Sprint Capital Corporation
6.88%, 11/15/28	5,175	5,907
Sprint Communications, Inc.
6.00%, 11/15/22	4,000	4,156
Sprint Corporation
7.13%, 06/15/24	17,104	18,749
7.63%, 02/15/25	3,000	3,347
7.25%, 02/01/28 (b)	2,686	2,686
SSL Robotics LLC
9.75%, 12/31/23 (b)	2,000	2,096
TEGNA Inc.
5.00%, 09/15/29 (b)	4,635	4,176
Telecom Italia Capital
6.00%, 09/30/34	6,636	6,570
Telesat Canada
4.88%, 06/01/27 (b)	3,254	3,107
6.50%, 10/15/27 (b)	5,671	5,495
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (b)	4,916	4,211
T-Mobile USA, Inc.
4.00%, 04/15/22 (a)	2,000	2,009
6.00%, 04/15/24	2,000	2,030
5.13%, 04/15/25	5,000	5,119
5.38%, 04/15/27	2,000	2,057
4.75%, 02/01/28	2,418	2,496
Uber Technologies, Inc.
7.50%, 09/15/27 (b)	5,774	5,701
Univision Communications Inc.
5.13%, 05/15/23 (a) (b)	4,173	3,655
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (b)	582	558
6.13%, 03/01/28 (b)	3,422	3,252
Ziggo Bond Company B.V.
5.13%, 02/28/30 (b)	1,255	1,212
		363,596
Health Care 12.8%
Bausch Health Companies Inc.
6.50%, 03/15/22 (b)	1,863	1,888
6.13%, 04/15/25 (b)	8,727	8,649
5.50%, 11/01/25 (b)	1,907	1,928
8.50%, 01/31/27 (b)	21,943	22,940
5.75%, 08/15/27 (b)	4,733	4,877
7.00%, 01/15/28 (b)	2,862	2,966
5.00%, 01/30/28 (b)	1,257	1,190
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (b)	611	602
Centene Corporation
4.75%, 05/15/22 - 01/15/25	5,581	5,631
5.25%, 04/01/25 (b)	11,207	11,325
5.38%, 08/15/26 (b)	2,195	2,239
4.25%, 12/15/27 (b)	8,558	8,626
4.63%, 12/15/29 (b)	4,891	4,915
3.38%, 02/15/30 (b)	1,882	1,750
Centene Escrow I Corporation
5.38%, 06/01/26 (b)	7,717	7,946
Community Health Systems, Inc.
6.25%, 03/31/23	989	940
8.63%, 01/15/24 (b)	3,130	3,125
6.63%, 02/15/25 (b)	4,869	4,565
8.00%, 03/15/26 (b)	5,205	4,949

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CVS Health Corporation
3.75%, 04/01/30	3,879	4,013
Endo Finance Co.
6.00%, 02/01/25 (b)	2,535	1,737
HCA Inc.
5.00%, 03/15/24	4,231	4,381
5.25%, 06/15/26	6,438	6,995
5.38%, 09/01/26	2,154	2,219
4.50%, 02/15/27	8,000	8,227
3.50%, 09/01/30	11,421	10,400
5.13%, 06/15/39	2,125	2,180
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (b)	1,643	1,617
Hologic, Inc.
4.38%, 10/15/25 (b)	5,634	5,628
IQVIA Inc.
5.00%, 10/15/26 - 05/15/27 (b)	4,764	4,862
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (b)	6,770	6,490
Mednax, Inc.
6.25%, 01/15/27 (b)	4,320	3,456
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (b)	4,317	3,799
Mylan Inc
5.20%, 04/15/48	2,086	2,102
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (b)	1,769	1,672
7.25%, 02/01/28 (b)	1,552	1,348
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (b)	9,065	9,016
Polaris Intermediate School
8.50%, 12/01/22 (b) (d)	3,000	2,369
Tenet Healthcare Corporation
8.13%, 04/01/22	5,116	4,833
4.63%, 07/15/24	928	884
5.13%, 05/01/25	8,000	7,642
7.00%, 08/01/25 (a)	1,966	1,701
4.88%, 01/01/26 (b)	10,955	10,453
5.13%, 11/01/27 (b)	5,161	4,931
		214,006
Financials 12.7%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (b)	8,000	8,021
5.25%, 08/15/27 (b)	3,300	3,370
Avolon Holdings Funding Limited
3.25%, 02/15/27 (b)	5,184	3,938
CIT Group Inc.
4.75%, 02/16/24	5,760	5,623
5.25%, 03/07/25 (a)	743	724
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	5,806	5,336
Commscope Finance LLC
6.00%, 03/01/26 (b)	3,794	3,796
8.25%, 03/01/27 (a) (b)	6,378	6,203
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (b) (c)	8,520	8,019
6.38%, (callable at 100 beginning 08/21/26) (b) (c)	4,365	3,842
Diamond Finance International Limited
7.13%, 06/15/24 (b)	1,578	1,629
6.02%, 06/15/26 (b)	10,494	11,073
Ford Motor Credit Company LLC
5.60%, 01/07/22	2,195	2,135
3.09%, 01/09/23	1,640	1,475
4.27%, 01/09/27	2,500	2,130
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	500	493
HUB International Limited
7.00%, 05/01/26 (b)	1,951	1,933
Icahn Enterprises L.P.
6.25%, 05/15/26	17,159	16,186
5.25%, 05/15/27	4,292	3,970
IHS Luxembourg S.A R.L.
6.50%, 06/01/26 (a) (b)	6,000	5,191
James Hardie International Finance Designated Activity Company
4.75%, 01/15/25 (b)	941	900
5.00%, 01/15/28 (b)	3,726	3,365
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (c)	3,324	2,927
5.00%, (callable at 100 beginning 08/01/24) (c)	5,380	5,179
5.30%, (callable at 100 beginning 05/01/20) (c)	5,336	4,996
Level 3 Financing, Inc.
5.13%, 05/01/23	3,000	2,978
5.38%, 01/15/24	5,000	5,024
4.63%, 09/15/27 (b)	7,541	7,537
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (b)	1,010	890
5.88%, 11/01/24 (b)	3,741	3,243
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (c)	4,408	3,747
7.50%, (callable at 100 beginning 09/27/25) (c)	3,740	3,361
LPL Holdings, Inc.
4.63%, 11/15/27 (b)	3,574	3,306
MSCI Inc.
4.00%, 11/15/29 (b)	1,930	1,917
Navient Corporation
7.25%, 09/25/23	5,433	5,326
5.88%, 10/25/24	4,383	4,013
Nordic Aviation Capital DAC
3.79%, 02/27/23 (e) (f)	2,500	1,981
5.83%, 03/14/26 (e) (f)	5,000	4,573
Petershill II LP
5.00%, 07/15/39 (e) (f)	3,601	3,330
Rassman, Joel H.
3.80%, 11/01/29	8,374	7,336
Resideo Funding Inc.
6.13%, 11/01/26 (a) (b)	1,953	1,703
Springleaf Finance Corporation
6.13%, 03/15/24	2,942	2,904
7.13%, 03/15/26	6,946	6,836
6.63%, 01/15/28	1,555	1,468
5.38%, 11/15/29	1,067	983
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (b)	3,800	3,643
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	3,909	3,967
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	9,126	5,815
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (b)	1,972	1,980
Washington Mutual Bank, FA
0.00%, 06/15/11 (g) (h)	1,500	—
ZF North America Capital, Inc.
4.50%, 04/29/22 (b)	2,640	2,475
Ziggo B.V.
4.88%, 01/15/30 (a) (b)	5,200	5,076
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (b)	5,000	4,883
		212,749
Consumer Discretionary 9.8%
Adient Global Holdings Ltd
4.88%, 08/15/26 (b)	1,095	761
Allied Universal Holdco LLC
6.63%, 07/15/26 (b)	2,856	2,815
9.75%, 07/15/27 (b)	3,175	2,990
Aramark Services, Inc.
4.75%, 06/01/26	1,571	1,477
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (b)	610	521
4.75%, 03/01/30 (b)	614	525
Beazer Homes USA, Inc.
5.88%, 10/15/27	6,672	5,033
Churchill Downs Incorporated
4.75%, 01/15/28 (b)	2,927	2,578
Dana Corporation
5.38%, 11/15/27	1,341	1,095

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	3,153	3,005
Ford Motor Company
7.45%, 07/16/31	2,753	1,974
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	3,644	3,408
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (b) (d)	1,577	1,230
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	1,027	892
KB Home
7.63%, 05/15/23	5,237	5,290
4.80%, 11/15/29	6,966	5,930
L Brands, Inc.
7.50%, 06/15/29 (a)	11,178	8,884
Lennar Corporation
4.75%, 11/29/27	4,615	4,608
M.D.C. Holdings, Inc.
3.85%, 01/15/30	5,235	4,726
6.00%, 01/15/43	3,000	2,832
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	3,700	3,188
Mattel, Inc.
5.88%, 12/15/27 (a) (b)	6,071	6,246
MCE Finance Limited
5.38%, 12/04/29 (b)	2,784	2,366
MGM Resorts International
5.75%, 06/15/25	1,697	1,519
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (b)	4,118	3,077
New Golden Nugget Inc.
8.75%, 10/01/25 (b)	3,182	1,644
Newell Brands Inc.
4.20%, 04/01/26 (i)	4,995	4,883
PetSmart, Inc.
5.88%, 06/01/25 (b)	8,845	8,811
QVC, Inc.
4.75%, 02/15/27	1,389	1,230
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (b)	8,200	7,904
Sally Holdings, LLC
5.63%, 12/01/25 (a)	5,487	4,475
Scientific Games International, Inc.
5.00%, 10/15/25 (b)	9,919	8,717
8.25%, 03/15/26 (b)	2,725	1,745
7.00%, 05/15/28 (b)	1,489	923
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (b)	5,155	4,437
Staples, Inc.
7.50%, 04/15/26 (b)	4,900	4,327
10.75%, 04/15/27 (a) (b)	5,122	3,931
Stars Group Holdings B.V.
7.00%, 07/15/26 (b)	6,102	5,781
Station Casinos LLC
4.50%, 02/15/28 (b)	5,192	4,190
Stena International S.A R.L.
6.13%, 02/01/25 (b)	3,120	2,560
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (b)	2,733	2,540
The TJX Companies, Inc.
3.50%, 04/15/25	1,963	2,008
Viking Cruises Limited
5.88%, 09/15/27 (b)	1,307	782
VOC Escrow Ltd.
5.00%, 02/15/28 (b)	5,041	3,692
Williams Scotsman International, Inc.
6.88%, 08/15/23 (b)	5,292	4,868
Wolverine World Wide, Inc.
5.00%, 09/01/26 (b)	2,571	2,314
Wyndham Destinations, Inc.
5.40%, 04/01/24 (j)	5,000	4,246
5.75%, 04/01/27 (i)	640	540
Yum! Brands, Inc.
7.75%, 04/01/25 (b)	1,119	1,176
		164,694
Industrials 7.7%
ACCO Brands Corporation
5.25%, 12/15/24 (a) (b)	3,776	3,594
Aircastle Limited
4.25%, 06/15/26	5,200	4,459
Ashtead Capital, Inc.
4.13%, 08/15/25 (b)	3,386	3,205
5.25%, 08/01/26 (b)	2,294	2,194
4.38%, 08/15/27 (b)	3,346	3,095
4.00%, 05/01/28 (b)	2,709	2,461
Bombardier Inc.
6.13%, 01/15/23 (b)	7,951	5,604
7.50%, 03/15/25 (b)	4,869	3,421
7.88%, 04/15/27 (b)	1,198	826
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (b)	7,084	6,567
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (b)	3,130	2,445
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c)	2,070	1,712
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (b)	1,961	1,586
5.50%, 10/15/24 (b)	4,727	2,703
Howmet Aerospace Inc.
5.40%, 04/15/21	765	750
Masonite International Corporation
5.38%, 02/01/28 (b)	2,435	2,396
Navistar International Corporation
6.63%, 11/01/25 (b)	7,434	6,284
Park Aerospace Holdings Limited
4.50%, 03/15/23 (b)	1,666	1,388
Prime Security Services Borrower, LLC
5.75%, 04/15/26 (b)	9,694	9,501
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (b)	7,614	7,609
7.00%, 07/15/24 (b)	1,000	1,018
Sensata Technologies B.V.
5.63%, 11/01/24 (b)	1,364	1,328
Sensata Technologies UK Financing Co. PLC
6.25%, 02/15/26 (b)	3,000	2,936
Standard Industries Inc.
6.00%, 10/15/25 (b)	3,000	2,926
4.75%, 01/15/28 (b)	4,042	3,722
Tempo Acquisition, LLC
6.75%, 06/01/25 (b)	7,642	7,087
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	1,286	1,211
TransDigm Inc.
6.50%, 07/15/24 - 05/15/25	4,950	4,702
6.25%, 03/15/26 (b)	9,821	9,775
5.50%, 11/15/27 (b)	4,175	3,752
Transdigm UK Holdings PLC
6.88%, 05/15/26	1,888	1,773
United Rentals (North America), Inc.
3.88%, 11/15/27	12,349	11,745
4.88%, 01/15/28	3,961	3,868
Univar Solutions USA Inc.
5.13%, 12/01/27 (b)	1,337	1,185
		128,828
Energy 7.0%
Antero Midstream Partners LP
5.38%, 09/15/24	2,648	1,856
5.75%, 03/01/27 (b)	759	490
Archrock Partners, L.P.
6.25%, 04/01/28 (b)	2,300	1,621
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (b)	4,316	2,309
7.00%, 11/01/26 (b)	2,594	744
Baytex Energy Corp.
8.75%, 04/01/27 (b)	2,380	907

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Callon Petroleum Company
6.38%, 07/01/26	6,244	1,000
Chaparral Energy, Inc.
8.75%, 07/15/23 (b)	7,179	327
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	3,564	3,279
5.63%, 10/01/26	11,788	10,845
4.50%, 10/01/29 (a) (b)	7,673	6,817
Chesapeake Energy Corporation
4.88%, 04/15/22	1,470	186
CVR Energy, Inc.
5.25%, 02/15/25 (b)	4,195	3,259
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (b)	3,013	2,078
5.75%, 01/30/28 (b)	1,992	1,346
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (c)	1,565	775
6.75%, (callable at 100 beginning 05/15/25) (c)	5,249	3,198
7.13%, (callable at 100 beginning 05/15/30) (c)	5,869	3,570
5.25%, 04/15/29	3,749	3,172
Enlink Midstream, LLC
5.38%, 06/01/29	2,575	1,373
EQM Midstream Partners, LP
4.13%, 12/01/26	2,199	1,271
EQT Corporation
6.13%, 02/01/25 (i)	4,205	3,174
Everest Acquisition, LLC
0.00%, 11/29/24 - 05/15/26 (b) (g) (h)	5,395	471
Hess Infrastructure Partners LP
5.63%, 02/15/26 (b)	2,364	1,696
Hess Midstream Operations LP
5.13%, 06/15/28 (b)	2,447	1,726
MEG Energy Corp.
7.13%, 02/01/27 (b)	5,200	2,586
Murphy Oil Corporation
5.75%, 08/15/25	5,300	2,836
Murphy Oil USA, Inc.
4.75%, 09/15/29	829	776
Noble Corporation
7.88%, 02/01/26 (b)	3,920	980
Parsley Energy, LLC
5.25%, 08/15/25 (b)	6,000	4,559
PBF Holding Company LLC
6.00%, 02/15/28 (b)	3,145	2,114
PBF Logistics LP
6.88%, 05/15/23	7,572	4,692
Seven Generations Energy Ltd.
5.38%, 09/30/25 (b)	1,147	634
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (b)	7,272	3,110
SM Energy Company
6.63%, 01/15/27	2,261	680
Southwestern Energy Company
7.50%, 04/01/26	3,652	2,415
Targa Resource Corporation
5.88%, 04/15/26 (a)	6,545	5,436
5.00%, 01/15/28	6,221	5,076
5.50%, 03/01/30 (b)	8,019	6,207
Transocean Inc
7.50%, 01/15/26 (b)	7,340	3,394
Transocean Poseidon Limited
6.88%, 02/01/27 (b)	2,848	2,282
Transocean Proteus Limited
6.25%, 12/01/24 (b)	6,338	5,130
Valaris PLC
7.75%, 02/01/26	3,422	314
Viper Energy Partners LP
5.38%, 11/01/27 (b)	1,675	1,399
White Star Petroleum, LLC
0.00%, 09/15/22 (b) (e) (g) (h)	5,000	—
Whiting Petroleum Corporation
1.25%, 06/05/20 (k)	762	381
WPX Energy, Inc.
5.25%, 09/15/24 - 10/15/27	4,093	2,374
5.75%, 06/01/26	1,816	1,046
4.50%, 01/15/30	1,847	1,001
		116,912
Consumer Staples 5.9%
Albertsons Companies, Inc.
6.63%, 06/15/24	5,200	5,280
BAT Capital Corp.
4.70%, 04/02/27	4,134	4,215
Cott Holdings Inc.
5.50%, 04/01/25 (b)	5,742	5,561
Energizer Holdings, Inc.
6.38%, 07/15/26 (b)	1,557	1,572
JBS Investments II GmbH
7.00%, 01/15/26 (b)	5,163	5,166
5.75%, 01/15/28 (b)	1,000	970
JBS USA Food Company
6.50%, 04/15/29 (b)	3,984	4,270
5.50%, 01/15/30 (a) (b)	3,200	3,301
Kraft Foods Group, Inc.
5.00%, 06/04/42	4,422	4,179
Kraft Heinz Foods Company
4.63%, 10/01/39 (b)	7,910	7,230
4.88%, 10/01/49 (b)	6,006	5,541
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (b)	2,906	2,346
Pilgrim's Pride Corporation
5.75%, 03/15/25 (b)	6,173	6,203
5.88%, 09/30/27 (b)	3,734	3,754
Post Holdings, Inc.
5.63%, 01/15/28 (b)	6,100	6,204
4.63%, 04/15/30 (b)	2,855	2,732
Safeway Inc.
3.50%, 02/15/23 (b)	2,029	2,000
4.63%, 01/15/27 (b)	3,841	3,820
5.88%, 02/15/28 (b)	8,156	8,308
Sigma Holdco B.V.
7.88%, 05/15/26 (a) (b)	6,278	5,647
Spectrum Brands, Inc.
5.75%, 07/15/25	1,462	1,377
5.00%, 10/01/29 (b)	2,618	2,274
Sysco Corporation
5.65%, 04/01/25 (i)	1,531	1,593
Verscend Holding Corp.
9.75%, 08/15/26 (b)	5,896	5,892
		99,435
Materials 5.8%
Anglo American Capital PLC
5.38%, 04/01/25 (b)	2,089	2,112
ARD Finance S.A.
6.50%, 06/30/27 (b) (d)	5,220	4,554
Berry Global Escrow Corporation
4.88%, 07/15/26 (b)	8,407	8,491
Berry Global, Inc.
5.13%, 07/15/23	4,000	4,014
Cascades Inc.
5.13%, 01/15/26 (b)	916	886
5.38%, 01/15/28 (b)	1,243	1,187
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (b)	10,000	8,553
5.45%, 11/19/29 (a) (b)	5,938	4,841
CF Industries, Inc.
5.15%, 03/15/34	2,582	2,620
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (b)	7,837	7,799
4.50%, 09/15/27 (b)	2,080	1,882
Freeport-McMoRan Inc.
3.88%, 03/15/23	4,000	3,807
5.00%, 09/01/27	4,600	4,275
5.40%, 11/14/34	8,203	7,533
5.45%, 03/15/43	1,570	1,406
FXI Holdings, Inc.
7.88%, 11/01/24 (b)	3,156	2,169
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (b)	5,807	4,479

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Mercer International Inc.
7.38%, 01/15/25	4,900	4,251
NOVA Chemicals Corporation
4.88%, 06/01/24 (b)	4,154	3,644
5.25%, 06/01/27 (b)	4,227	3,560
Novelis Corporation
4.75%, 01/30/30 (b)	3,145	2,820
Olin Corporation
5.63%, 08/01/29	2,181	2,004
5.00%, 02/01/30	2,330	2,020
Sealed Air Corporation
4.00%, 12/01/27 (b)	4,466	4,153
Silgan Holdings Inc.
4.13%, 02/01/28 (b)	2,826	2,639
The Chemours Company
6.63%, 05/15/23	2,450	2,080
		97,779
Information Technology 2.8%
Banff Merger Sub Inc.
9.75%, 09/01/26 (b)	1,903	1,667
CommScope Holding Company, Inc.
6.00%, 06/15/25 (b)	792	725
Dell Inc.
6.50%, 04/15/38	1,964	1,827
NCR Corporation
5.75%, 09/01/27 (b)	4,103	3,763
6.13%, 09/01/29 (b)	2,086	1,958
Open Text Corporation
3.88%, 02/15/28 (b)	4,156	3,924
4.13%, 02/15/30 (b)	3,409	3,210
Presidio Holdings, Inc.
4.88%, 02/01/27 (b)	2,546	2,248
8.25%, 02/01/28 (b)	2,695	2,375
Radiate HoldCo, LLC
6.88%, 02/15/23 (b)	3,087	2,785
6.63%, 02/15/25 (b)	5,722	4,786
SS&C Technologies, Inc.
5.50%, 09/30/27 (b)	5,000	5,209
ViaSat, Inc.
5.63%, 09/15/25 (b)	6,185	5,784
5.63%, 04/15/27 (a) (b)	3,648	3,674
Western Digital Corporation
4.75%, 02/15/26 (a)	3,566	3,588
		47,523
Utilities 2.2%
Calpine Corporation
5.25%, 06/01/26 (b)	8,642	8,239
4.50%, 02/15/28 (b)	2,583	2,502
DPL Inc.
4.35%, 04/15/29 (b)	6,585	6,296
The AES Corporation
4.50%, 03/15/23	939	920
5.50%, 04/15/25 (a)	11,041	10,802
5.13%, 09/01/27	5,428	5,449
Vistra Operations Company LLC
4.30%, 07/15/29 (b)	2,225	2,179
		36,387
Real Estate 1.2%
CSL Capital, LLC
6.00%, 04/15/23 (b)	4,315	3,970
ESH Hospitality, Inc.
5.25%, 05/01/25 (b)	8,419	7,121
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	225	189
Service Properties Trust
4.95%, 02/15/27	2,060	1,608
Uniti Group Inc.
7.88%, 02/15/25 (b)	2,050	1,907
VICI Properties Inc.
4.25%, 12/01/26 (b)	1,995	1,833
3.75%, 02/15/27 (b)	2,221	2,093
4.63%, 12/01/29 (b)	598	544
		19,265
Total Corporate Bonds And Notes (cost $1,677,383)		1,501,174
SENIOR LOAN INTERESTS 4.0%
Communication Services 0.9%
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 5.36%, (1M LIBOR + 3.75%), 10/19/23 (l)	3,084	2,653
Frontier Communications Corp.
2017 Term Loan B1, 5.21%, (3M LIBOR + 3.75%), 05/31/24 (l)	15	14
2017 Term Loan B1, 5.35%, (3M LIBOR + 3.75%), 05/31/24 (l)	4,556	4,310
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (l)	2,175	1,821
Windstream Holdings Inc.
DIP Term Loan, 4.11%, (1M LIBOR + 2.50%), 03/08/21 (l)	3,077	2,985
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (l)	2,509	2,359
		14,142
Health Care 0.7%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/24 (l)	5,330	4,213
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (l)	6,000	5,285
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (l)	2,776	2,562
		12,060
Consumer Discretionary 0.7%
Adient US LLC
Term Loan B, 5.74%, (3M LIBOR + 4.00%), 05/03/24 (l)	761	659
Term Loan B, 5.94%, (3M LIBOR + 4.00%), 05/03/24 (l)	2,315	2,003
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (l)	4,714	3,936
Mohegan Tribal Gaming Authority
2016 Term Loan B, 5.98%, (1M LIBOR + 4.38%), 10/30/23 (l)	3,084	2,174
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (l)	2,675	2,434
		11,206
Information Technology 0.6%
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (l)	5,336	4,535
Banff Merger Sub Inc
2018 USD Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/30/25 (l)	3,225	2,662
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 08/09/25 (l)	5,151	3,176
		10,373
Materials 0.5%
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (l)	6,911	5,602
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (l)	2,229	2,017
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (l)	84	76
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (l)	629	521
2016 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 11/18/23 (l)	368	305

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
2016 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.50%), 11/18/23 (l)	428	355
2016 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 11/18/23 (l)	283	234
		9,110
Energy 0.3%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.00%, (1M LIBOR + 8.00%), 06/09/24 (l)	4,965	1,912
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (l)	4,537	2,722
		4,634
Financials 0.2%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (l)	3,222	2,835
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (l)	1,319	1,148
		3,983
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (l)	964	763
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (l)	1,792	1,418
		2,181
Total Senior Loan Interests (cost $83,425)		67,689
INVESTMENT COMPANIES 1.9%
Eaton Vance Senior Floating-Rate Trust	223	2,200
SPDR Bloomberg Barclays High Yield Bond ETF	317	29,992
Total Investment Companies (cost $36,957)		32,192
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 0.5%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20	4,034	4,004
Hawaiian Holdings, Inc.
Series 2013-B-1, 4.95%, 01/15/22	3,581	3,442
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	724	724
Series 2012-B-2, 5.50%, 10/29/20	993	985
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,332)		9,155
COMMON STOCKS 0.1%
Energy 0.1%
Chaparral Energy, Inc. (g)	4	2
Chaparral Energy, Inc. - Class A (a) (g)	126	59
MPLX LP	87	1,013
Prairie Provident Resources Inc. (e) (g)	224	1
Titan Energy LLC (g)	75	2
		1,077
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (g)	335	215
Dish Network Corporation - Class A (g)	11	224
iHeartMedia, Inc. - Class A (a) (g)	17	121
		560
Materials 0.0%
Westrock Company, Inc.	—	3
Information Technology 0.0%
New Cotai LLC (e) (g)	—	—
Total Common Stocks (cost $10,673)		1,640
WARRANTS 0.1%
iHeartMedia, Inc. (g) (m)	124	818
Total Warrants (cost $2,288)		818
OTHER EQUITY INTERESTS 0.0%
Quicksilver Resources Inc. (e) (g) (n)	56,599	—
Quicksilver Resources Inc. (e) (g) (n)	11,401	—
T-Mobile USA, Inc. (e) (g) (n)	3,001	—
T-Mobile USA, Inc. (e) (g) (n)	5,000	—
T-Mobile USA, Inc. (e) (g) (n)	2,000	—
T-Mobile USA, Inc. (e) (g) (n)	2,000	—
T-Mobile USA, Inc. (e) (g) (n)	5,000	—
T-Mobile USA, Inc. (e) (g) (n)	2,000	—
Vantage Drilling International (a) (e) (g) (n)	8,119	—
Total Other Equity Interests (cost $0)		—
SHORT TERM INVESTMENTS 7.4%
Securities Lending Collateral 5.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (o) (p)	85,100	85,100
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (o) (p)	38,875	38,875
Total Short Term Investments (cost $123,975)		123,975
Total Investments 103.6% (cost $1,944,033)		1,736,643
Other Derivative Instruments 0.0%		78
Other Assets and Liabilities, Net (3.6)%		(60,860)
Total Net Assets 100.0%		1,675,861

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $965,570 and 57.6% of the Fund.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(k) Convertible security.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/PPM America High Yield Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(101)	June 2020	(13,451)	11	(556)
United States 10 Year Ultra Bond	(24)	June 2020	(3,549)	9	(196)
United States 5 Year Note	(212)	July 2020	(26,072)	12	(504)
United States Long Bond	(23)	June 2020	(3,962)	46	(157)
				78	(1,413)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Mid Cap Value Fund
COMMON STOCKS 98.7%
Financials 20.4%
American Financial Group, Inc.	115	8,059
Home BancShares, Inc.	428	5,129
Huntington Bancshares Incorporated	595	4,884
Janus Henderson Group PLC	535	8,196
Reinsurance Group of America, Incorporated	82	6,862
Sterling Bancorp	251	2,623
Synovus Financial Corp.	348	6,114
TCF Financial Corporation	289	6,558
The Allstate Corporation	103	9,448
The Hartford Financial Services Group, Inc.	212	7,471
		65,344
Information Technology 15.0%
Avnet, Inc.	169	4,254
Belden Inc.	151	5,441
CACI International Inc. - Class A (a)	22	4,645
Cognizant Technology Solutions Corp. - Class A	80	3,718
Leidos Holdings Inc.	71	6,507
Nuance Communications, Inc. (a)	340	5,705
Semtech Corp. (a)	177	6,638
Teradata Corporation (a)	158	3,248
Teradyne Inc.	75	4,063
Western Digital Corporation	89	3,704
		47,923
Industrials 11.4%
Delta Air Lines Inc.	202	5,777
Kennametal Inc.	355	6,615
MasTec Inc. (a)	187	6,121
Robert Half International Inc.	100	3,775
Spirit Aerosystems Holdings Inc. - Class A	113	2,697
Terex Corp.	304	4,366
Textron Inc.	264	7,030
		36,381
Utilities 11.2%
Exelon Corporation	177	6,534
PNM Resources, Inc.	235	8,930
Sempra Energy	35	3,955
The AES Corporation	640	8,704
Vistra Energy Corp.	477	7,621
		35,744
Consumer Discretionary 9.5%
Best Buy Co., Inc.	79	4,503
Foot Locker, Inc.	172	3,788
Helen of Troy Ltd (a)	58	8,354
Newell Brands Inc.	472	6,271
Penske Automotive Group, Inc.	157	4,396
Royal Caribbean Cruises Ltd.	100	3,217
		30,529
Health Care 8.0%
Cigna Holding Company	44	7,707
Magellan Health Services Inc. (a)	134	6,461
McKesson Corporation	65	8,792
Mednax, Inc. (a)	219	2,547
		25,507
Consumer Staples 7.8%
Campbell Soup Company	175	8,078
Ingredion Inc.	120	9,060
The Kroger Co.	260	7,831
		24,969
Materials 7.6%
Berry Global Group, Inc. (a)	155	5,225
Huntsman Corp.	409	5,909
Reliance Steel & Aluminum Co.	88	7,708
Steel Dynamics Inc.	239	5,381
		24,223
Real Estate 4.2%
Physicians Realty Trust	495	6,900
Regency Centers Corp.	175	6,725
		13,625
Communication Services 1.9%
Meredith Corporation (b)	146	1,783
ViacomCBS Inc. - Class B	298	4,172
		5,955
Energy 1.7%
National Oilwell Varco, Inc.	248	2,436
PBF Energy Inc. - Class A	410	2,904
		5,340
Total Common Stocks (cost $456,043)		315,540
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	3,736	3,736
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	1,418	1,418
Total Short Term Investments (cost $5,154)		5,154
Total Investments 100.3% (cost $461,197)		320,694
Other Assets and Liabilities, Net (0.3)%		(911)
Total Net Assets 100.0%		319,783

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Small Cap Value Fund
COMMON STOCKS 99.2%
Financials 27.7%
Ameris Bancorp	250	5,940
Axos Financial, Inc. (a)	456	8,267
Banc of California, Inc.	470	3,760
Hancock Whitney Co.	190	3,709
Home BancShares, Inc.	650	7,793
Houlihan Lokey Inc. - Class A	164	8,527
Independent Bank Corp.	130	8,368
Janus Henderson Group PLC	390	5,975
National General Holdings Corp.	390	6,454
Renasant Corporation	369	8,064
Sterling Bancorp	575	6,011
TCF Financial Corporation	293	6,635
Western Alliance Bancorp	151	4,619
		84,122
Information Technology 17.4%
Avaya Holdings Corp. (a) (b)	585	4,733
Belden Inc.	124	4,474
Benchmark Electronics, Inc.	250	4,996
CACI International Inc. - Class A (a)	36	7,601
CSG Systems International, Inc.	98	4,101
KBR, Inc.	255	5,268
Photronics Inc. (a)	351	3,602
Semtech Corp. (a)	207	7,762
SYNNEX Corporation	40	2,924
Teradata Corporation (a)	175	3,577
Verint Systems Inc. (a)	90	3,870
		52,908
Industrials 15.4%
Aerojet Rocketdyne Holdings, Inc. (a)	144	6,024
Apogee Enterprises, Inc.	296	6,169
GATX Corporation	144	9,009
Kennametal Inc.	374	6,964
MasTec Inc. (a)	100	3,280
SkyWest Inc.	208	5,459
Steelcase Inc. - Class A	338	3,331
Terex Corp.	459	6,588
		46,824
Health Care 8.7%
Integer Holdings Corporation (a)	105	6,600
Magellan Health Services Inc. (a)	176	8,475
Mednax, Inc. (a)	277	3,229
Premier Healthcare Solutions, Inc. - Class A (a)	249	8,147
		26,451
Consumer Discretionary 8.4%
American Axle & Manufacturing Holdings, Inc. (a)	909	3,281
Helen of Troy Ltd (a)	62	8,930
Penske Automotive Group, Inc.	245	6,860
Skechers U.S.A. Inc. - Class A (a)	277	6,584
		25,655
Real Estate 6.9%
Brandywine Realty Trust	495	5,207
DiamondRock Hospitality Co.	920	4,671
Kite Realty Naperville, LLC	565	5,351
Physicians Realty Trust	415	5,785
		21,014
Materials 4.8%
Allegheny Technologies Incorporated (a)	500	4,250
Olin Corporation	457	5,329
Reliance Steel & Aluminum Co.	57	4,993
		14,572
Consumer Staples 4.5%
Ingredion Inc.	55	4,153
Primo Water Corporation	750	6,795
Sanderson Farms Inc.	21	2,590
		13,538
Utilities 2.8%
PNM Resources, Inc.	223	8,474
Energy 1.5%
Helix Energy Solutions Group, Inc. (a)	1,251	2,051
PBF Energy Inc. - Class A	343	2,432
		4,483
Communication Services 1.1%
Meredith Corporation (b)	276	3,372
Total Common Stocks (cost $463,794)		301,413
SHORT TERM INVESTMENTS 1.9%
Securities Lending Collateral 1.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	4,448	4,448
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	1,260	1,260
Total Short Term Investments (cost $5,708)		5,708
Total Investments 101.1% (cost $469,502)		307,121
Other Assets and Liabilities, Net (1.1)%		(3,347)
Total Net Assets 100.0%		303,774

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Total Return Fund
CORPORATE BONDS AND NOTES 46.2%
Financials 14.2%
AerCap Ireland Limited
4.63%, 10/30/20	223	211
AFLAC Incorporated
3.60%, 04/01/30	1,679	1,700
AIA Group Limited
3.60%, 04/09/29 (a)	3,219	3,341
3.38%, 04/07/30 (a)	1,244	1,254
Athene Global Funding
2.50%, 01/14/25 (a)	3,300	3,115
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	3,532	2,847
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	1,683	1,725
6.30%, (callable at 100 beginning 03/10/26) (b)	1,420	1,486
3.00%, 12/20/23	4,586	4,671
4.00%, 01/22/25	1,097	1,155
4.25%, 10/22/26	6,460	6,797
3.56%, 04/23/27	3,100	3,244
3.25%, 10/21/27	671	704
3.59%, 07/21/28	4,289	4,458
4.08%, 03/20/51	5,042	5,684
BlackRock, Inc.
3.20%, 03/15/27	4,097	4,367
Capital One Financial Corporation
3.75%, 03/09/27	1,915	1,873
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	2,697	2,479
2.70%, 10/27/22	2,240	2,275
4.45%, 09/29/27	6,519	6,774
3.89%, 01/10/28 (c)	1,525	1,581
4.41%, 03/31/31	2,716	2,984
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	2,448	2,372
6.50%, 08/08/23 (a)	5,986	6,066
4.21%, 06/12/24 (a)	2,515	2,551
3.87%, 01/12/29 (a)	2,130	2,153
4.19%, 04/01/31 (a) (d)	2,000	2,049
Diamond Finance International Limited
8.35%, 07/15/46 (a)	3,066	3,609
Glencore Funding LLC
4.88%, 03/12/29 (a) (e)	3,390	3,292
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (d)	2,500	2,491
2.69%, (3M USD LIBOR + 1.00%), 05/18/24 (c)	1,777	1,650
Icahn Enterprises L.P.
6.25%, 05/15/26	2,601	2,454
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (b)	4,430	3,900
5.00%, (callable at 100 beginning 08/01/24) (b)	2,140	2,060
5.30%, (callable at 100 beginning 05/01/20) (b)	1,325	1,241
4.50%, 01/24/22	2,000	2,089
3.22%, 03/01/25	3,328	3,448
2.01%, 03/13/26	3,755	3,701
3.96%, 01/29/27	3,120	3,365
3.54%, 05/01/28	179	188
3.51%, 01/23/29	1,573	1,639
4.20%, 07/23/29	597	660
2.74%, 10/15/30	3,297	3,302
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	1,902	1,709
Markel Corporation
5.00%, 05/20/49	874	908
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a) (e)	5,467	6,037
Mitsubishi UFJ Financial Group Inc
2.56%, 02/25/30	4,891	4,679
Morgan Stanley
4.88%, 11/01/22	2,181	2,283
3.88%, 04/29/24	2,344	2,459
3.62%, 04/01/31	5,700	5,932
National Rural Utilities Cooperative Finance Corporation
4.75%, 04/30/43 (c)	1,071	937
Nordic Aviation Capital DAC
5.58%, 03/14/24 (f) (g)	3,095	2,519
Rassman, Joel H.
3.80%, 11/01/29 (e)	4,015	3,518
SAP Ireland US-Financial Services Ltd.
2.82%, 11/15/20 (f)	2,485	2,493
State Street Corporation
2.90%, 03/30/26 (a)	2,421	2,440
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	1,590	1,605
3.50%, 04/01/25	4,589	4,657
4.25%, 10/21/25	2,621	2,745
3.80%, 03/15/30	6,826	7,102
6.75%, 10/01/37	1,800	2,376
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	1,567	1,369
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	3,220	3,266
The Royal Bank of Scotland Group Public Limited Company
3.75%, 11/01/29 (d)	1,800	1,662
U.S. Bancorp
3.00%, 07/30/29	1,716	1,708
Wells Fargo & Company
4.48%, 01/16/24	355	375
2.41%, 10/30/25	6,529	6,425
3.20%, 06/17/27	5,129	5,309
3.58%, 05/22/28 (c)	648	673
2.88%, 10/30/30	5,600	5,489
Wells Fargo Bank, National Association
3.55%, 08/14/23	1,756	1,839
		201,519
Health Care 5.6%
AbbVie Inc.
2.95%, 11/21/26 (a)	4,756	4,867
4.30%, 05/14/36	1,101	1,194
4.05%, 11/21/39 (a)	2,820	2,942
4.25%, 11/21/49 (a)	3,501	3,758
Amgen Inc.
2.45%, 02/21/30	2,885	2,861
3.15%, 02/21/40	4,379	4,347
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	333	337
8.50%, 01/31/27 (a)	595	622
5.75%, 08/15/27 (a)	1,085	1,118
7.00%, 01/15/28 (a)	186	193
Baxter International Inc.
3.75%, 10/01/25 (a)	1,385	1,468
3.95%, 04/01/30 (a)	411	444
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	5,626	6,186
4.13%, 06/15/39 (a)	3,217	3,866
Centene Corporation
5.25%, 04/01/25 (a)	2,340	2,365
5.38%, 08/15/26 (a)	1,422	1,450
4.25%, 12/15/27 (a)	2,482	2,502
4.63%, 12/15/29 (a)	3,303	3,320
3.38%, 02/15/30 (a)	2,038	1,895
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	1,143	1,177
Cigna Holding Company
3.40%, 03/01/27 (a)	2,845	2,901
2.40%, 03/15/30	1,647	1,548
4.80%, 08/15/38	1,465	1,640
3.20%, 03/15/40	1,323	1,227
3.40%, 03/15/50	2,754	2,645
CVS Health Corporation
3.25%, 08/15/29	2,450	2,442
4.78%, 03/25/38	3,664	4,026
5.05%, 03/25/48	3,023	3,412

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
HCA Inc.
5.13%, 06/15/39	3,770	3,868
Mylan Inc
5.20%, 04/15/48	564	568
Mylan N.V.
3.95%, 06/15/26	600	609
Perrigo Finance Unlimited Company
4.38%, 03/15/26	500	515
Providence St. Joseph Health
2.53%, 10/01/29	1,545	1,515
Quest Diagnostics Incorporated
2.95%, 06/30/30	1,047	1,030
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	3,250	3,101
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	1,520	1,629
		79,588
Energy 5.0%
Aker BP ASA
3.75%, 01/15/30 (a)	7,170	5,313
Baker Hughes, a GE Company, LLC
3.14%, 11/07/29	1,248	1,079
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	1,630	1,458
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (a) (e)	3,507	3,116
Denbury Resources Inc.
9.00%, 05/15/21 (a)	500	146
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	316	218
5.75%, 01/30/28 (a)	316	214
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	2,789	1,699
7.13%, (callable at 100 beginning 05/15/30) (b)	3,223	1,961
4.25%, 03/15/23	3,982	3,576
5.25%, 04/15/29	1,400	1,184
3.75%, 05/15/30	2,065	1,615
5.80%, 06/15/38	2,107	1,846
6.13%, 12/15/45	500	416
Energy Transfer Operating, L.P.
6.25%, 04/15/49	1,151	974
Enlink Midstream, LLC
4.15%, 06/01/25	1,558	755
Enterprise Products Operating LLC
3.13%, 07/31/29	4,344	3,957
4.20%, 01/31/50	2,276	2,155
EQM Midstream Partners, LP
4.13%, 12/01/26	2,520	1,457
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (h) (i)	825	130
Exxon Mobil Corporation
3.48%, 03/19/30	7,414	8,203
MEG Energy Corp.
7.13%, 02/01/27 (a)	593	295
MPLX LP
4.00%, 03/15/28	3,515	2,976
5.20%, 12/01/47 (a)	1,316	1,056
National Oilwell Varco, Inc.
3.60%, 12/01/29	3,285	2,557
Occidental Petroleum Corporation
3.50%, 08/15/29 (e)	4,086	1,920
4.30%, 08/15/39	549	233
4.40%, 08/15/49	602	260
ONEOK, Inc.
3.10%, 03/15/30	3,750	2,823
Petroleos Mexicanos
2.29%, 02/15/24	1,304	1,332
6.50%, 01/23/29 (e)	2,103	1,506
Sabine Pass Liquefaction, LLC
5.75%, 05/15/24	1,150	1,078
5.63%, 03/01/25	241	221
4.20%, 03/15/28	5,844	5,069
Targa Resource Corporation
5.50%, 03/01/30 (a)	3,950	3,057
Transocean Pontus Limited
6.13%, 08/01/25 (a)	390	309
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	1,026	822
Transocean Proteus Limited
6.25%, 12/01/24 (a)	2,595	2,100
Viper Energy Partners LP
5.38%, 11/01/27 (a)	1,040	868
WPX Energy, Inc.
4.50%, 01/15/30	1,491	808
		70,762
Consumer Staples 3.8%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	1,804	1,894
4.90%, 02/01/46	4,163	4,586
Archer-Daniels-Midland Company
2.75%, 03/27/25	511	517
3.25%, 03/27/30	1,959	2,074
BAT Capital Corp.
4.91%, 04/02/30	4,187	4,299
4.39%, 08/15/37	4,940	4,565
JBS Investments II GmbH
7.00%, 01/15/26 (a)	1,793	1,794
5.75%, 01/15/28 (a)	1,250	1,213
JBS USA Food Company
5.88%, 07/15/24 (a)	359	364
6.50%, 04/15/29 (a)	2,559	2,742
Kimberly-Clark Corporation
3.10%, 03/26/30	467	501
Mars, Incorporated
3.74%, 10/11/27 (f)	1,200	1,274
3.95%, 04/01/49 (a)	3,430	3,796
PepsiCo, Inc.
3.63%, 03/19/50	3,125	3,680
Reynolds American Inc.
5.70%, 08/15/35	1,275	1,397
7.00%, 08/04/41	1,012	1,172
Safeway Inc.
3.50%, 02/15/23 (a)	2,314	2,281
Sysco Corporation
5.65%, 04/01/25 (j)	1,301	1,354
5.95%, 04/01/30 (j)	924	975
6.60%, 04/01/40 (j)	616	662
The Procter & Gamble Company
3.60%, 03/25/50	897	1,106
Walmart Inc.
2.85%, 07/08/24	6,000	6,331
3.25%, 07/08/29	3,229	3,548
2.95%, 09/24/49	1,749	1,904
		54,029
Communication Services 3.7%
AT&T Inc.
1.96%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	10,550	9,840
5.25%, 03/01/37	2,680	3,123
CCO Holdings, LLC
4.75%, 03/01/30 (a)	2,335	2,326
Charter Communications Operating, LLC
4.91%, 07/23/25	3,890	4,177
5.38%, 04/01/38	1,470	1,612
6.83%, 10/23/55	1,230	1,478
Comcast Corporation
3.30%, 04/01/27	4,350	4,605
4.60%, 10/15/38	1,550	1,885
3.75%, 04/01/40	971	1,064
3.40%, 07/15/46	1,950	2,138
4.95%, 10/15/58	1,161	1,599
Fox Corporation
3.05%, 04/07/25	2,930	2,925
Hughes Satellite Systems Corporation
5.25%, 08/01/26	1,675	1,657
NBCUniversal Enterprise, Inc.
5.25%, (callable at 100 beginning 03/19/21) (a) (b)	1,359	1,366

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	1,000	1,019
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	1,045	1,040
TEGNA Inc.
5.00%, 09/15/29 (a)	1,598	1,440
Verizon Communications Inc.
3.00%, 03/22/27	935	986
3.15%, 03/22/30	3,000	3,238
4.00%, 03/22/50	990	1,168
Vodafone Group Public Limited Company
5.00%, 05/30/38	3,540	3,921
		52,607
Utilities 3.4%
Ameren Illinois Company
4.50%, 03/15/49	2,565	3,057
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	2,635	2,900
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (a)	3,352	3,615
Commonwealth Edison Company
3.75%, 08/15/47	2,449	2,571
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	271	271
3.95%, 04/01/50	1,593	1,677
DPL Inc.
4.35%, 04/15/29 (a)	2,344	2,241
Edison International
4.95%, 04/15/25	577	576
Enel S.p.A
8.75%, 09/24/73 (a) (c)	1,472	1,554
Exelon Corporation
4.05%, 04/15/30	990	991
5.10%, 06/15/45	1,906	2,061
Florida Power & Light Company
2.85%, 04/01/25	1,831	1,911
Nevada Power Company
3.70%, 05/01/29	3,756	3,986
NSTAR Electric Company
3.95%, 04/01/30 (e)	1,178	1,279
Ohio Power Company
2.60%, 04/01/30	1,469	1,452
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	2,490	2,578
Southern California Edison Company
4.13%, 03/01/48	1,251	1,299
3.65%, 02/01/50	1,877	1,823
The AES Corporation
4.00%, 03/15/21	5,165	5,117
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	1,718	1,616
3.70%, 01/30/27 (a)	6,220	5,561
		48,136
Industrials 3.2%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	3,101	2,965
4.00%, 05/01/28 (a)	1,066	968
4.25%, 11/01/29 (a)	948	861
Canadian Pacific Railway Limited
2.05%, 03/05/30	868	808
Carlisle Companies Incorporated
2.75%, 03/01/30	4,900	4,253
Caterpillar Inc.
3.25%, 09/19/49	3,000	3,024
Equifax Inc.
2.60%, 12/01/24	1,866	1,798
General Dynamics Corporation
4.25%, 04/01/40	2,715	3,227
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (e)	10,410	8,612
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	439	438
John Deere Capital Corporation
1.75%, 03/09/27	1,586	1,525
Moog Inc.
4.25%, 12/15/27 (a)	1,047	946
Northrop Grumman Corporation
4.40%, 05/01/30	1,297	1,436
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	4,275	3,776
Textron Inc.
3.00%, 06/01/30	5,160	4,710
United Parcel Service, Inc.
4.45%, 04/01/30	3,515	3,988
United Rentals (North America), Inc.
3.88%, 11/15/27	1,283	1,220
		44,555
Materials 2.7%
Anglo American Capital PLC
3.63%, 09/11/24 (a)	1,250	1,177
5.38%, 04/01/25 (a)	3,551	3,590
4.88%, 05/14/25 (a)	3,235	3,149
4.75%, 04/10/27 (a)	2,914	2,810
5.63%, 04/01/30 (a)	2,200	2,232
Avery Dennison Corporation
2.65%, 04/30/30	1,319	1,226
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a) (e)	2,564	2,090
CF Industries, Inc.
4.50%, 12/01/26 (a)	7,990	8,401
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (a)	2,769	2,849
Ecolab Inc.
4.80%, 03/24/30	1,053	1,198
Freeport-McMoRan Inc.
5.00%, 09/01/27	1,345	1,250
5.40%, 11/14/34	900	827
LYB International Finance III, LLC
4.20%, 10/15/49 (e)	1,983	1,938
Martin Marietta Materials, Inc.
2.50%, 03/15/30	1,999	1,819
NOVA Chemicals Corporation
4.88%, 06/01/24 (a) (e)	2,900	2,544
Olin Corporation
5.63%, 08/01/29	1,426	1,310
Samarco Mineracao S/A
0.00%, 11/01/22 - 09/26/24 (a) (h) (i)	685	267
		38,677
Consumer Discretionary 1.9%
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	1,872	1,784
General Motors Company
5.95%, 04/01/49	708	542
GLP Financing, LLC
5.75%, 06/01/28	343	299
5.30%, 01/15/29	2,975	2,468
Lowe`s Companies, Inc.
4.50%, 04/15/30	2,009	2,202
M.D.C. Holdings, Inc.
6.00%, 01/15/43	299	282
McDonald's Corporation
3.50%, 07/01/27	4,831	5,050
NIKE, Inc.
3.25%, 03/27/40	2,068	2,164
Starbucks Corporation
2.25%, 03/12/30	4,105	3,858
The Home Depot, Inc.
3.35%, 04/15/50	2,047	2,169
The Johns Hopkins University
2.81%, 01/01/60	992	899
The TJX Companies, Inc.
3.50%, 04/15/25	3,337	3,413
4.50%, 04/15/50	1,178	1,263
		26,393

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Real Estate 1.4%
Boston Properties Limited Partnership
2.75%, 10/01/26	810	774
2.90%, 03/15/30	3,572	3,275
Equinix, Inc.
2.63%, 11/18/24	3,085	2,904
ProLogis, L.P.
2.13%, 04/15/27	446	437
2.25%, 04/15/30	2,115	1,958
Service Properties Trust
4.35%, 10/01/24	2,426	1,777
Simon Property Group, L.P.
2.45%, 09/13/29	7,855	7,299
VICI Properties Inc.
4.25%, 12/01/26 (a)	822	755
4.63%, 12/01/29 (a)	379	345
		19,524
Information Technology 1.3%
Broadcom Corporation
3.88%, 01/15/27	1,510	1,438
Broadcom Inc.
4.25%, 04/15/26 (a)	3,240	3,286
Corning Incorporated
5.85%, 11/15/68	1,223	1,350
Dell International L.L.C.
4.90%, 10/01/26 (a) (j)	1,640	1,633
MasterCard Incorporated
3.30%, 03/26/27	2,315	2,518
3.85%, 03/26/50	618	755
Microsoft Corporation
3.95%, 08/08/56	2,455	3,073
Oracle Corporation
2.50%, 04/01/25	4,820	4,921
		18,974
Total Corporate Bonds And Notes (cost $672,778)		654,764
GOVERNMENT AND AGENCY OBLIGATIONS 39.7%
Mortgage-Backed Securities 28.6%
Federal Home Loan Mortgage Corporation
2.50%, 08/01/31 - 10/01/34	6,919	7,191
2.00%, 02/01/35	3,847	3,959
5.00%, 02/01/38 - 11/01/41	1,697	1,886
4.50%, 03/01/42 - 11/01/48	3,104	3,385
3.00%, 07/01/32 - 10/01/49	35,321	37,200
4.00%, 10/01/45 - 04/01/49	17,489	18,724
3.50%, 04/01/42 - 08/01/49	37,317	39,536
Federal National Mortgage Association, Inc.
2.50%, 01/01/31 - 10/01/34	16,182	16,814
2.00%, 03/01/35	2,716	2,793
5.00%, 06/01/35 - 05/01/42	1,723	1,908
3.50%, 11/01/42 - 11/01/49	33,597	35,755
3.00%, 09/01/32 - 01/01/50	32,871	34,591
3.50%, 01/01/46 - 05/01/46	2,588	2,760
4.50%, 08/01/46	2,209	2,406
3.00%, 04/01/31 - 11/01/46	4,149	4,365
4.50%, 08/01/40 - 07/01/49	21,515	23,262
4.00%, 10/01/44 - 09/01/49	48,221	51,618
Government National Mortgage Association
5.00%, 08/20/41	476	520
3.50%, 08/20/46	3,041	3,228
3.00%, 10/20/46 - 12/20/46	4,390	4,661
TBA, 2.50%, 05/15/48 (k)	8,710	9,090
4.50%, 12/20/48 - 02/20/49	7,997	8,506
4.00%, 05/20/44 - 05/20/49	11,437	12,217
3.50%, 06/20/43 - 12/20/49	27,851	29,533
3.50%, 01/20/50 (k)	10,424	11,026
3.00%, 07/20/45 - 02/20/50	36,571	38,737
		405,671
U.S. Treasury Note 6.2%
Treasury, United States Department of
2.50%, 02/15/22	1,935	2,014
1.63%, 05/31/23	10,026	10,421
2.75%, 02/15/24	4,689	5,115
2.13%, 05/15/25	3,844	4,170
2.88%, 07/31/25	6,786	7,653
2.25%, 11/15/25	33,031	36,246
1.88%, 06/30/26	5,630	6,095
1.50%, 08/15/26	14,641	15,513
		87,227
U.S. Treasury Bond 4.3%
Treasury, United States Department of
3.75%, 08/15/41	7,348	10,819
3.13%, 11/15/41	10,275	13,826
2.50%, 02/15/45 - 02/15/46	19,968	24,772
3.00%, 02/15/48	8,635	11,872
		61,289
Municipal 0.3%
Dormitory Authority State of New York
3.19%, 02/15/43	3,055	3,023
The Port Authority of New York and New Jersey
4.46%, 10/01/62	1,490	1,646
		4,669
Sovereign 0.3%
Abu Dhabi, Government of
3.13%, 09/30/49 (a)	1,800	1,660
Ministry of Defence State of Israel
3.88%, 07/03/50	2,125	2,125
		3,785
Total Government And Agency Obligations (cost $528,429)		562,641
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.3%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20	963	956
Series 2016-AA-2, 3.20%, 06/15/28	2,637	2,667
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	6,596	6,495
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	7,071	6,955
Series 2019-A2A-1, 2.93%, 02/18/21	1,876	1,863
Series 2017-A3-2, 1.98%, 12/20/21	196	196
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	1,122	1,111
Series 2017-A3-2A, 2.31%, 12/10/21	1,551	1,527
Aventura Mall Trust
Series 2013-A-AVM, REMIC, 3.74%, 12/07/20 (c)	5,060	5,094
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25	1,985	2,037
Bank 2017-BNK5
Series 2017-AS-BNK5, REMIC, 3.62%, 06/17/27	2,286	2,282
Bank Of The West Auto Trust
Series 2017-A3-1, 2.11%, 01/15/23	1,924	1,899
Benchmark Mortgage Trust
Series 2019-A5-B15, 2.93%, 11/16/29	4,434	4,595
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	11,810	11,703
CarMax Auto Owner Trust
Series 2017-A3-3, 1.97%, 04/15/22	1,132	1,127
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	792	790
Series 2019-A2-2, 2.11%, 03/14/23	4,720	4,659
Chesapeake Funding II LLC
Series 2019-A1-1A, 2.94%, 05/15/22	3,129	3,122
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	208	203
Series 2019-A-1A, 3.33%, 08/15/24	1,656	1,630
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	9,075	9,162
Citigtoup Mortgage Loan Trust
Series 2014-A1-J1, REMIC, 3.50%, 08/25/23	1,400	1,388
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	1,584	1,655
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	972	1,008
Series 2015-A4-CR27, REMIC, 3.61%, 09/12/25	1,825	1,873

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (c)	1,796	1,777
Series 2017-A1-HL1, REMIC, 3.50%, 05/25/39 (c)	3,192	3,173
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20	61	61
Series 2017-A3-2, 2.19%, 10/24/22	176	176
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	3,361	3,366
Series 2019-A2-MT3, 2.13%, 01/20/22	4,175	4,089
Ford Credit Auto Lease Trust
Series 2019-A2A-A, 2.84%, 08/17/20	5,216	5,117
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	923	905
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	1,337	1,324
Series 2018-A-3A, 3.35%, 08/15/22	445	439
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	794	794
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20	2,053	2,008
Series 2018-A3-1, 2.60%, 06/15/21	786	777
Series 2018-A4-1, 2.83%, 06/17/24	865	841
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	4,077	4,035
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	1,121	1,124
Honda Auto Receivables Owner Trust
Series 2019-A3-3, 1.78%, 09/15/22	3,250	3,153
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	7,896	7,738
Series 2019-A3-1A, 2.21%, 09/20/29	1,206	1,187
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	8,555	9,045
J.P. Morgan Mortgage Acquisition Corp.
Series 2016-2A1-3, REMIC, 3.00%, 01/25/29 (c)	1,838	1,814
J.P. Morgan Mortgage Trust
Series 2014-A1-5, REMIC, 2.96%, 10/25/26 (c)	974	959
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (c)	1,823	1,819
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	2,949	2,862
Kubota Credit Owner Trust
Series 2018-A2-1A, 2.80%, 02/16/21	26	26
MVW Owner Trust
Series 2019-A-1A, 2.89%, 03/20/27	3,646	3,393
Series 2013-A-1A, 2.15%, 04/22/30	182	182
Series 2017-A-1A, 2.42%, 12/20/34	1,039	988
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	1,215	1,198
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	971	979
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	323	316
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (c)	1,763	1,731
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	4,000	4,038
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	259	259
Series 2012-A-1, 4.15%, 04/11/24	1,404	1,362
Series 2012-A-2, 4.00%, 10/29/24	1,243	1,160
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21	1,334	1,326
Series 2017-A1A-3A, 2.06%, 04/20/22	3,261	3,261
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	1,717	1,680
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (c)	1,371	1,285
Westlake Automobile Receivables Trust
Series 2019-A2A-1A, 3.06%, 10/15/20	2,839	2,803
Total Non-U.S. Government Agency Asset-Backed Securities (cost $162,891)		160,567
SENIOR LOAN INTERESTS 1.8%
Consumer Discretionary 0.6%
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (c)	895	694
Term Loan, 0.00%, (3M LIBOR + 2.50%), 10/04/23 (c) (l)	1,525	1,182
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (c)	1,049	813
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 08/29/25 (c)	3,186	2,772
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (c)	3,216	2,605
		8,066
Communication Services 0.5%
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (c)	2,194	2,037
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (c)	728	693
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (c)	786	605
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (c)	1,740	1,613
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (c)	2,037	2,022
		6,970
Industrials 0.3%
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (c)	1,180	1,125
Gol LuxCo S.A.
1st Lien Term Loan, 6.50%, 08/18/20 (f)	3,100	2,790
		3,915
Consumer Staples 0.1%
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (c)	2,115	1,969
Utilities 0.1%
PG&E Corp
DIP Term Loan, 3.12%, (1M LIBOR + 2.25%), 12/31/20 (c)	1,540	1,491
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (c)	47	44
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (c)	196	185
		1,720
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (c)	1,447	1,259
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (c)	1,070	867
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.61%, (1M LIBOR + 4.00%), 09/22/24 (c)	810	445
Total Senior Loan Interests (cost $28,459)		25,211
SHORT TERM INVESTMENTS 3.0%
Investment Companies 1.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (m) (n)	24,900	24,900

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (m) (n)	17,801	17,801
Total Short Term Investments (cost $42,701)		42,701
Total Investments 102.0% (cost $1,435,258)		1,445,884
Other Derivative Instruments (0.0)%		(298)
Other Assets and Liabilities, Net (2.0)%		(28,656)
Total Net Assets 100.0%		1,416,930

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $187,823 and 13.3% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Convertible security.

(e) All or a portion of the security was on loan as of March 31, 2020.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Non-income producing security.

(i) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $20,047.

(l) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Investment in affiliate.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/PPM America Total Return Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	155	June 2020	21,430	(6)	67
United States 2 Year Note	315	July 2020	68,777	(10)	643
United States 5 Year Note	1,064	July 2020	129,535	(50)	3,848
United States Long Bond	324	June 2020	54,494	(517)	3,522
				(583)	8,080
Short Contracts
United States 10 Year Ultra Bond	(723)	June 2020	(108,652)	244	(4,159)
United States Ultra Bond	(11)	June 2020	(2,450)	24	10
				268	(4,149)

JNL/PPM America Total Return Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	6,000	41	17	(79)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/PPM America Value Equity Fund
COMMON STOCKS 98.9%
Health Care 18.0%
AbbVie Inc.	43	3,314
Cigna Holding Company	23	3,987
CVS Health Corporation	57	3,411
Johnson & Johnson	26	3,344
McKesson Corporation	27	3,584
Merck & Co., Inc.	39	2,985
Pfizer Inc.	104	3,411
		24,036
Financials 17.4%
Bank of America Corporation	81	1,712
Citigroup Inc.	64	2,696
Huntington Bancshares Incorporated	243	1,997
JPMorgan Chase & Co.	40	3,592
Morgan Stanley	87	2,958
Synovus Financial Corp.	117	2,051
The Allstate Corporation	39	3,591
The Hartford Financial Services Group, Inc.	82	2,890
The PNC Financial Services Group, Inc.	18	1,685
		23,172
Information Technology 16.7%
ADS Alliance Data Systems, Inc.	23	757
Apple Inc.	14	3,433
Avnet, Inc.	50	1,252
Cisco Systems, Inc.	70	2,752
Cognizant Technology Solutions Corp. - Class A	32	1,506
Intel Corporation	37	2,030
Leidos Holdings Inc.	40	3,666
Microsoft Corporation	17	2,602
Nuance Communications, Inc. (a)	99	1,670
Qualcomm Incorporated	39	2,638
		22,306
Consumer Staples 9.2%
Altria Group, Inc.	92	3,558
Archer-Daniels-Midland Company	90	3,184
Campbell Soup Company	51	2,354
The Kroger Co.	105	3,163
		12,259
Industrials 7.9%
Caterpillar Inc.	29	3,307
Delta Air Lines Inc.	100	2,844
Robert Half International Inc.	48	1,825
Spirit Aerosystems Holdings Inc. - Class A	41	981
Textron Inc.	58	1,547
		10,504
Utilities 7.7%
Exelon Corporation	91	3,350
The AES Corporation	255	3,475
Vistra Energy Corp.	220	3,511
		10,336
Consumer Discretionary 6.9%
Best Buy Co., Inc.	27	1,539
Foot Locker, Inc.	71	1,566
General Motors Company	138	2,868
Newell Brands Inc.	151	2,005
Royal Caribbean Cruises Ltd.	37	1,190
		9,168
Communication Services 6.5%
AT&T Inc.	111	3,250
Comcast Corporation - Class A	99	3,421
ViacomCBS Inc. - Class B	142	1,989
		8,660
Energy 4.5%
Chevron Corporation	41	2,978
Exxon Mobil Corporation	54	2,047
Halliburton Company	140	959
		5,984
Materials 3.4%
Berry Global Group, Inc. (a)	78	2,629
Nucor Corporation	53	1,895
		4,524
Real Estate 0.7%
Simon Property Group, Inc.	18	987
Total Common Stocks (cost $170,035)		131,936
SHORT TERM INVESTMENTS 0.9%
Investment Companies 0.9%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	1,115	1,115
Total Short Term Investments (cost $1,115)		1,115
Total Investments 99.8% (cost $171,150)		133,051
Other Assets and Liabilities, Net 0.2%		318
Total Net Assets 100.0%		133,369

(a) Non-income producing security.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Asia Developed Fund
COMMON STOCKS 94.6%
Japan 71.9%
ABC-Mart Inc.	1	40
Acom Co. Ltd.	5	21
AEON Co. Ltd.	30	667
AEON Financial Service Co. Ltd.	4	44
AEON Mall Co. Ltd.	4	48
Air Water Inc.	8	116
Aisin Seiki Co. Ltd.	14	348
Ajinomoto Co. Inc.	19	361
Alfresa Holdings Corp.	12	228
All Nippon Airways Co. Ltd.	15	373
ALPS Alpine Co. Ltd.	11	110
Amada Co. Ltd.	16	123
Aoyama Trading Co., Ltd.	4	33
Aozora Bank, Ltd.	5	102
ARCS Company, Ltd	4	69
Asahi Breweries Ltd.	11	341
Asahi Glass Co. Ltd.	15	360
Asahi Kasei Corp.	69	493
Asics Corp.	9	81
Astellas Pharma Inc.	50	767
Azbil Corporation	4	93
Bandai Namco Holdings Inc.	4	204
Bank of Kyoto Ltd.	3	101
Benesse Holdings Inc.	4	94
Bic Camera Inc.	6	44
Bridgestone Corp.	34	1,029
Brother Industries Ltd.	12	187
Calbee,Inc.	2	57
Canon Inc.	48	1,052
Canon Marketing Japan Inc.	3	55
Casio Computer Co. Ltd.	8	106
Central Japan Railway Co.	5	767
China Bank Ltd.	34	148
Chubu Electric Power Co. Inc.	52	743
Chugai Pharmaceutical Co. Ltd.	2	174
Chugoku Electric Power Co. Inc.	17	242
Citizen Watch Co., Ltd. (a)	24	84
Coca-Cola Bottlers Japan Holdings Inc.	6	121
COMSYS Holdings Corporation (a)	4	113
Concordia Financial Group, Ltd.	65	189
COSMOS Pharmaceutical Corporation	—	24
Credit Saison Co. Ltd.	10	112
Dai Nippon Printing Co. Ltd.	17	355
Daicel Corp.	20	142
Daido Steel Co., Ltd.	2	74
Daifuke Co. Ltd.	—	25
Dai-ichi Life Holdings, Inc.	58	694
Daiichi Sankyo Company, Ltd	9	590
Daikin Industries Ltd.	5	595
Dainippon Sumitomo Pharma Co. Ltd.	4	56
Daito Trust Construction Co. Ltd.	3	231
Daiwa House Industry Co. Ltd.	26	644
Daiwa Securities Group Inc.	83	321
DCM Holdings Co., Ltd. (a)	8	71
Dena Co., Ltd. (a)	3	34
Denka Company Limited	4	92
Denso Corp.	25	812
Dentsu Inc.	9	164
DIC Corp.	7	156
Disco Corp.	—	79
Dowa Holdings Co. Ltd.	4	99
East Japan Railway Co.	13	969
EBARA Corporation	5	98
Edion Corp.	11	89
Eisai Co. Ltd.	5	353
Electric Power Development Co., Ltd.	12	236
Exedy Corp.	3	41
Ezaki Glico Co.,Ltd.	2	72
Familymart Co., Ltd.	4	66
Fanuc Ltd.	4	498
Fast Retailing Co. Ltd.	1	204
Fuji Electric Holdings Co. Ltd.	5	121
Fuji Media Holdings, Inc.	13	132
FUJIFILM Holdings Corp.	17	829
Fujikura Ltd.	34	97
Fujitsu Ltd.	9	824
Fukuoka Financial Group, Inc.	9	120
Furukawa Electric Co., Ltd.	6	99
Glory Ltd.	2	53
GS Yuasa Corp.	5	68
GungHo Online Entertainment, Inc.	2	31
H2O Retailing Corporation	11	82
Hakuhodo DY Holdings Incorporated	9	89
Hankyu Hanshin Holdings Inc.	8	252
HANWA Co., Ltd.	5	82
Haseko Corp.	15	163
Heiwa Corporation (a)	2	37
Heiwado Co., Ltd.	3	60
Hikari Tsushin Inc.	—	50
Hino Motors Ltd.	21	115
Hirose Electric Co. Ltd.	1	93
Hisamitsu Pharmaceutical Co. Inc.	2	79
Hitachi Capital Corporation	3	53
Hitachi Chemical Co. Ltd.	3	141
Hitachi Construction Machinery Co. Ltd.	5	97
Hitachi High-Technologies Corp.	2	163
Hitachi Ltd.	58	1,674
Hitachi Metals Ltd.	12	130
Hitachi Transport System, Ltd.	2	37
Hokkaido Electric Power Co., Inc.	5	22
Hokuhoku Financial Group, Inc. (a)	10	90
Hokuriku Electric Power Company	19	129
Honda Motor Co. Ltd. (a)	138	3,108
Hoshizaki Corporation	1	75
House Foods Group Inc.	2	52
Hoya Corp.	4	357
Hulic Co. Ltd.	7	73
IBIDEN Co., Ltd.	6	124
Idemitsu Kosan Co., Ltd.	14	314
IHI Corp.	9	103
Iida Group Holdings Co., Ltd.	11	158
Inabata & Co., Ltd.	4	46
Inpex Corporation	73	409
Isetan Mitsukoshi Holdings Ltd.	31	184
Isuzu Motors Ltd.	36	239
ITOCHU Corp. (a)	56	1,157
ITOCHU ENEX Co., Ltd.	5	38
ITOCHU Techno-Solutions Corporation	2	57
Itoham Yonekyu Holdings Inc.	10	60
Iwatani Corporation	3	84
IZUMI Co., Ltd.	2	55
J.Front Retailing Co., Ltd.	17	137
Japan Airlines Co., Ltd	20	360
Japan Display Inc. (a) (b)	111	50
Japan Exchange Group Inc.	8	132
Japan Petroleum Exploration Co., Ltd.	3	49
Japan Post Bank Co., Ltd. (a)	25	233
Japan Post Holdings Co., Ltd.	107	837
Japan Post Insurance Co., Ltd.	11	138
Japan Real Estate Investment Corp.	—	106
Japan Retail Fund Investment Corp.	—	71
Japan Tobacco Inc.	43	799
JFE Holdings Inc.	70	454
JGC Holding Corporation	15	115
JS Group Corp.	18	228
JSR Corp.	10	173
JTEKT Corp.	21	139
JXTG Holdings, Inc.	313	1,063
Kajima Corp.	24	246
Kamigumi Co. Ltd.	5	78
Kandenko Co., Ltd.	7	52
Kaneka Corp.	5	117
Kansai Electric Power Co. Inc.	48	535
Kansai Paint Co. Ltd.	5	93
Kao Corp.	7	597
Kato Sangyo Co., Ltd. (a)	1	41

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Kawasaki Heavy Industries Ltd. (a)	12	170
Kawasaki Kisen Kaisha, Ltd. (b)	5	34
KDDI Corp.	63	1,862
Keihan Holdings Co. Ltd.	2	93
Keihin Corporation	4	91
Keikyu Corp.	5	86
Keio Corp.	2	130
Keisei Electric Railway Co. Ltd.	3	75
Kewpie Corporation	5	102
Keyence Corp.	1	322
Kikkoman Corp. (a)	2	102
Kinden Corp.	8	111
Kintetsu Corp.	4	185
Kirin Holdings Co. Ltd.	25	503
Kmto Energy K.K.	9	130
Kobe Steel Ltd.	68	210
Koito Manufacturing Co. Ltd.	4	141
KOKUYO Co.,Ltd.	4	61
Komatsu Ltd.	39	631
Konami Corp.	2	58
Konica Minolta Holdings Inc.	42	170
Kose Corp.	—	49
K's Holdings Corporation	13	125
Kubota Corp.	39	499
Kuraray Co. Ltd.	22	223
Kurita Water Industries Ltd.	4	90
Kyocera Corp.	12	677
Kyowa Exeo Corp.	3	71
Kyowa Kirin Co., Ltd.	6	127
Kyudenko Corp.	1	16
Kyushu Electric Power Co. Inc.	30	246
Kyushu Financial Group, Inc.	24	90
Kyushu Railway Company	5	141
Lawson Inc.	2	88
Leopalace21 Corporation (a) (b)	32	78
Lion Corp.	5	98
Mabuchi Motor Co. Ltd.	—	12
Maeda Road Construction Co. Ltd.	3	52
Makita Corp.	7	204
Marubeni Corp. (a)	128	635
Maruha Nichiro Holdings, Inc.	1	19
Marui Group Co. Ltd.	3	55
Maruichi Steel Tube Ltd. (a)	2	56
Matsumotokiyoshi Holdings Co., Ltd.	3	120
Mazda Motor Corp. (a)	79	418
Mebuki Financial Group, Inc.	71	146
Medipal Holdings Corp.	12	229
Megmilk Snow Brand Co.,Ltd.	4	81
Meiji Holdings Co., Ltd.	4	313
Minebea Mitsumi Inc.	12	172
MISUMI Group Inc.	5	102
Mitsubishi Chemical Holdings Corporation	99	586
Mitsubishi Corp.	67	1,425
Mitsubishi Electric Corp.	96	1,184
Mitsubishi Estate Co. Ltd.	25	376
Mitsubishi Gas Chemical Co. Inc.	13	145
Mitsubishi Heavy Industries Ltd.	22	546
Mitsubishi Logistics Corporation.	2	42
Mitsubishi Materials Corp.	12	234
Mitsubishi Motors Corp.	57	161
Mitsubishi Shokuhin Co.,Ltd.	1	26
Mitsubishi UFJ Financial Group Inc.	674	2,503
Mitsubishi UFJ Lease & Finance Co. Ltd.	17	83
Mitsui & Co. Ltd.	89	1,236
Mitsui Chemicals Inc.	12	217
Mitsui E&S Holdings Co., Ltd. (b)	10	46
Mitsui Fudosan Co. Ltd.	26	458
Mitsui Mining & Smelting Co Ltd	5	78
Mitsui OSK Lines Ltd.	11	169
mixi, Inc.	3	46
Mizuho Financial Group Inc.	1,370	1,566
Morinaga Milk Industry Co., Ltd.	2	92
MS&AD Insurance Group Holdings, Inc.	23	642
Murata Manufacturing Co. Ltd.	14	721
Nagase & Co., Ltd.	7	77
Nagoya Railroad Co. Ltd.	5	151
NEC Corp.	13	455
NEC Electronics Corp. (b)	21	76
NEXON Co.,Ltd.	6	101
NGK Insulators Ltd.	13	171
NGK Spark Plug Co. Ltd.	9	131
NHK SPRING Co.,Ltd.	16	106
Nichirei Corporation	5	135
Nidec Corp.	6	311
Nifco Inc.	1	14
Nikon Corp.	19	179
Nintendo Co. Ltd.	1	425
Nippo Corp.	3	70
Nippon Building Fund Inc.	—	121
Nippon Electric Glass Co. Ltd.	7	94
Nippon Express Co. Ltd.	6	288
Nippon Light Metal Holdings Company, Ltd.	51	80
Nippon Meat Packers Inc.	8	260
Nippon Paint Co. Ltd.	2	115
Nippon Paper Industries Co., Ltd. (a)	12	167
Nippon Shokubai Co., Ltd.	2	82
Nippon Steel Corporation	93	798
Nippon Steel Trading Corporation	2	61
Nippon Suisan Kaisha, Ltd.	4	19
Nippon Telegraph & Telephone Corp.	70	1,682
Nippon Television Holdings Inc.	10	108
Nippon Yusen KK	19	225
Nishi-Nippon Financial Holdings, Inc.	9	48
Nissan Chemical Industries Ltd.	2	76
Nissan Motor Co., Ltd.	275	906
Nissan Shatai Co.,Ltd	4	34
Nisshin Seifun Group Inc.	8	130
Nisshinbo Holdings Inc.	14	95
Nissin Foods Holdings Co. Ltd.	1	116
Nitori Co. Ltd.	1	162
Nitto Denko Corp.	8	364
NOK Corporation	9	98
Nomura Holdings Inc.	178	747
Nomura Real Estate Holdings, Inc.	6	94
Nomura Real Estate Master Fund. Inc.	—	90
Nomura Research Institute Ltd.	6	119
North Pacific Bank, Ltd.	25	48
NSK Ltd.	32	201
NTN Corporation	47	81
NTT Data Corp.	18	168
NTT DoCoMo Inc. (a)	45	1,392
Obayashi Corp.	33	281
Odakyu Electric Railway Co. Ltd.	7	143
OJI Holdings Corp.	59	315
Olympus Corp.	16	236
Omron Corp.	6	298
Ono Pharmaceutical Co. Ltd.	8	169
Oracle Corp. Japan	—	35
Oriental Land Co. Ltd. (a)	2	203
ORIX Corp.	49	580
Osaka Gas Co. Ltd.	27	506
Otsuka Corp.	3	106
Otsuka Holdings Co., Ltd.	14	544
Paltac Corporation	2	75
Pan Pacific International Holdings Corporation	7	132
Panasonic Corp.	139	1,060
Persol Holdings Co., Ltd.	5	48
Pola Orbis Holdings Inc.	2	33
Rakuten Inc.	13	98
Recruit Holdings Co., Ltd.	12	314
Rengo Co., Ltd.	12	93
Resona Holdings Inc.	124	372
Ricoh Co. Ltd.	47	353
Rinnai Corp.	1	92
Rohm Co. Ltd.	3	169
Ryohin Keikaku Co. Ltd.	6	71
San-Ai Oil Co.,Ltd.	2	23
Sankyo Co. Ltd.	2	52
Sankyu Inc.	2	75
Santen Pharmaceutical Co. Ltd.	7	126

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Sanwa Holdings Corporation	9	66
SBI Holdings Inc.	6	80
SCSK Corporation	1	49
Secom Co. Ltd.	5	391
Sega Sammy Holdings Inc.	8	92
Seibu Holdings Inc.	7	75
Seiko Epson Corp.	17	188
Seino Holdings Corp.	11	122
Sekisui Chemical Co. Ltd.	21	276
Sekisui House Ltd.	31	510
Seven & I Holdings Co., Ltd.	34	1,142
SG Holdings Co., Ltd.	5	114
Sharp Corp.	5	50
Shikoku Electric Power Company, Incorporated (a)	14	109
Shimadzu Corp.	5	133
Shimamura Co. Ltd.	2	121
Shimano Inc.	1	172
Shimizu Corp.	29	229
Shin-Etsu Chemical Co. Ltd.	9	889
Shinsei Bank Ltd. (a)	10	137
Shionogi & Co. Ltd.	5	231
Shiseido Co. Ltd.	3	200
Shizuoka Bank Ltd.	25	149
Showa Denko KK	7	146
SKY Perfect JSAT Holdings Inc.	7	25
SKYLARK Holdings Co., Ltd. (a)	4	65
SMC Corp.	1	420
Softbank Corp. (a)	38	486
SoftBank Group Corp.	42	1,502
Sohgo Security Services Co. Ltd.	2	88
Sojitz Corp.	79	185
Sompo Holdings, Inc.	15	473
Sony Corp.	21	1,258
Sony Financial Holdings Inc.	3	56
Square Enix Holdings Co. Ltd.	2	85
Stanley Electric Co. Ltd.	6	122
Subaru Corp. NPV	37	703
Sugi Holdings Co., Ltd.	1	70
SUMCO Corporation	7	84
Sumitomo Chemical Co. Ltd. (a)	115	340
Sumitomo Corp.	61	704
Sumitomo Electric Industries Ltd.	64	675
Sumitomo Forestry Co. Ltd.	12	148
Sumitomo Heavy Industries Ltd.	7	132
Sumitomo Metal Mining Co. Ltd.	12	247
Sumitomo Mitsui Financial Group Inc.	72	1,738
Sumitomo Mitsui Trust Holdings Inc.	14	412
Sumitomo Osaka Cement Co., Ltd.	2	47
Sumitomo Realty & Development Co. Ltd.	7	173
Sumitomo Riko Company Limited	3	16
Sumitomo Rubber Industries Inc.	16	151
Sundrug Co. Ltd.	3	93
Suntory Beverage & Food Limited	4	147
Suzuken Co. Ltd.	4	153
Suzuki Motor Corp.	17	394
Sysmex Corp.	2	115
T&D Holdings Inc. (a)	28	224
Taiheiyo Cement Corp.	8	135
Taisei Corp.	9	265
Taisho Pharmaceutical Holdings Company Ltd.	1	80
Taiyo Nippon Sanso Corp.	4	54
Takashimaya Co. Ltd.	16	140
Takeda Pharmaceutical Co. Ltd.	31	939
TDK Corp.	5	354
Teijin Ltd.	11	191
Terumo Corp.	9	296
The Chugoku Bank, Limited (a)	7	60
The Gunma Bank, Ltd.	27	81
The Hachijuni Bank, Ltd.	29	105
The Hiroshima Bank Ltd. (a)	18	76
The Iyo Bank, Ltd.	17	87
THK Co. Ltd.	4	81
TIS Inc.	6	104
Tobu Railway Co. Ltd.	6	200
Toda Corp.	14	79
Toho Co. Ltd.	2	64
Toho Gas Co. Ltd.	4	182
Toho Holdings Co. Ltd.	4	86
Tohoku Electric Power Co. Inc.	43	411
Tokairika Co., Ltd.	5	58
Tokio Marine Holdings Inc.	21	968
Tokyo Broadcasting System Holdings,Inc.	6	86
Tokyo Century Corp.	1	37
Tokyo Electric Power Co. Holdings Inc. (b)	199	694
Tokyo Electron Ltd.	3	469
Tokyo Gas Co. Ltd.	26	621
Tokyo Tatemono Co. Ltd.	7	76
Tokyu Corp.	17	261
Tokyu Fudosan Holdings Corporation	26	124
Toppan Forms Co., Ltd.	3	27
Toppan Printing Co. Ltd.	22	333
Toray Industries Inc.	81	348
Toshiba Corp.	12	254
Tosoh Corp.	19	211
TOTO Ltd.	5	151
Toyo Ink SC. Holdings Co., Ltd. (a)	2	45
Toyo Seikan Group Holdings Ltd.	12	135
Toyo Suisan Kaisha Ltd.	3	145
Toyo Tire Corporation (a)	6	67
Toyoda Gosei Co. Ltd.	6	99
Toyota Boshoku Corporation	5	62
Toyota Industries Corp.	7	340
Toyota Motor Corp.	102	6,157
Toyota Tsusho Corp.	18	416
Trend Micro Inc.	2	103
TS Tech Co.,Ltd.	4	98
TSURUHA Holdings ,Inc.	1	146
TV Asahi Holdings Corp.	3	52
UACJ Corporation	3	41
Ube Industries Ltd.	9	133
Unicharm Corp.	5	184
Unipres Corp.	5	44
United Super Markets Holdings Inc.	6	54
Wacoal Holdings Corp.	2	52
Welcia Holdings Co.,Ltd.	1	70
West Japan Railway Co.	6	417
Yahoo! Japan Corp.	76	244
Yakult Honsha Co. Ltd.	2	130
Yamada Denki Co. Ltd.	56	223
Yamaguchi Financial Group,Inc.	13	75
Yamaha Corp.	4	148
Yamaha Motor Co. Ltd.	19	232
Yamato Holdings Co. Ltd.	17	272
Yamazaki Baking Co. Ltd.	8	165
Yaskawa Electric Corp.	4	112
Yokogawa Electric Corp.	7	88
Yokohama Rubber Co. Ltd.	8	99
Zeon Corporation	8	56
		115,720
Australia 12.2%
AGL Energy Limited	30	308
AMP Ltd. (b)	341	276
APA Group	25	160
Aristocrat Leisure Ltd.	1	13
ASX Ltd.	2	97
Aurizon Holdings Limited	83	216
AusNet Services Holdings Pty Ltd	58	61
Australia & New Zealand Banking Group Ltd.	126	1,316
Bank of Queensland Ltd. (a)	21	63
Bendigo and Adelaide Bank Ltd. (a)	22	85
BHP Group PLC	101	1,795
BlueScope Steel Ltd.	29	153
Boral Ltd.	56	70
Brambles Limited	33	212
Caltex Australia Ltd.	23	311
Challenger Financial Services Group Ltd.	14	35
CIMIC Group Limited	4	56
Coca-Cola Amatil Ltd.	16	88
Coles Group Limited	16	148

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Commonwealth Bank of Australia	54	2,046
Computershare Ltd.	9	52
Crown Resorts Limited	19	87
CSL Ltd.	3	582
DEXUS Funds Management Limited	21	118
Downer EDI Ltd.	35	64
Flight Centre Ltd. (a) (c)	1	9
Fortescue Metals Group Ltd.	56	341
Goodman Funding Pty Ltd	19	144
GPT Group	43	95
GrainCorp Limited - Class A (b)	15	28
Harvey Norman Holdings Ltd. (a)	21	38
Incitec Pivot Ltd.	80	99
Insurance Australia Group Ltd.	76	288
LendLease Corp. Ltd.	27	172
Macquarie Group Limited	7	376
Medibank Private Limited	86	140
Metcash Limited	96	184
Mirvac Group	112	142
National Australia Bank Ltd.	117	1,196
Newcrest Mining Ltd.	11	152
Oil Search Ltd.	29	43
Orica Ltd.	13	117
Origin Energy Ltd.	83	222
Qantas Airways Ltd.	26	51
QBE Insurance Group Ltd.	49	262
Ramsay Health Care Ltd.	2	79
Rio Tinto Ltd.	14	720
Santos Ltd.	35	73
Scentre Group Limited	176	169
Seven Group Holdings Limited (a)	3	20
SIMS Limited	17	65
Sonic Health Care Ltd.	10	150
South32 Limited	172	184
Stockland	89	138
Suncorp Group Ltd.	67	375
Sydney Airport Corporation Limited	11	39
Tabcorp Holdings Ltd.	44	67
Telstra Corp. Ltd.	262	492
The Star Entertainment Group Limited	35	47
TPG Telecom Ltd.	8	34
Transurban Group	23	170
Treasury Wine Estates Limited	11	68
United Malt Group Limited (b)	15	40
Vicinity Centres RE Ltd	97	61
Viva Energy Australia Group Pty Ltd (a)	101	78
Wesfarmers Ltd.	48	1,021
Westpac Banking Corporation	148	1,495
Woodside Petroleum Ltd.	37	407
Woolworths Group Ltd.	51	1,108
WorleyParsons Ltd. (a)	11	41
		19,652
Hong Kong 7.0%
AIA Group Limited	143	1,290
ASM Pacific Technology Ltd.	7	61
Bank of East Asia Ltd.	40	87
Budweiser Brewing Company APAC Limited (b)	4	9
Cathay Pacific Airways Limited (a)	41	44
Champion Real Estate Investment Trust	71	43
Charoen Pokphand Foods Public Company Limited	188	15
China Gas Holdings Ltd.	19	66
Chinese Estates Holdings Limited	13	6
Chow Sang Sang Holdings International Limited	26	26
Chow Tai Fook Jewellery Group Limited	57	40
CK Asset Holdings Limited	95	536
CK Hutchison Holdings Limited	129	868
CK Infrastructure Holdings Limited	9	50
CLP Holdings Ltd.	54	495
Dah Sing Financial Holdings Limited	9	26
Dairy Farm International Holdings Ltd.	9	40
First Pacific Company Limited	122	23
Galaxy Entertainment Group Ltd.	32	170
GCL-Poly Energy Holdings Limited (a) (b)	1,621	52
Genting Hong Kong Limited (b)	143	6
Great Eagle Holdings Limited	7	18
Haier Electronics Group Co., Ltd.	41	110
Haitong International Securities Group Limited	96	24
Hang Lung Group Ltd.	64	134
Hang Lung Properties Ltd.	83	169
Hang Seng Bank Ltd.	15	261
Henderson Land Development Co. Ltd.	49	186
HK Electric Investments Limited	64	62
HKT Trust	102	138
Hong Kong & China Gas Co. Ltd.	109	179
Hong Kong Exchanges & Clearing Ltd.	7	194
Hongkong Land Holdings Ltd.	65	245
Hutchison Telecommunications Hong Kong Holdings Limited	74	12
Hysan Development Co. Ltd.	26	84
Jardine Matheson Holdings Ltd.	8	390
Johnson Electric Holdings Limited	22	35
K. Wah International Holdings Ltd.	74	32
Kerry Logistics Network Limited	26	32
Kerry Properties Ltd.	45	118
Kingboard Chemical Holdings Ltd.	59	137
Kingboard Laminates Holdings Limited	46	42
Li & Fung Limited (a)	744	97
Link Real Estate Investment Trust	44	374
Luk Fook Holdings International Ltd.	19	38
Melco International Development Limited	5	7
Melco Resorts & Entertainment Ltd. - ADR	11	136
MGM China Holdings Limited	22	23
MTR Corp.	45	235
New World Development Ltd.	308	330
Nine Dragons Paper (Holdings) Limited	80	73
NWS Holdings Ltd.	66	68
PCCW Ltd.	210	115
Power Assets Holdings Ltd.	20	122
Shangri-La Asia Ltd.	76	51
Shimao Property Holdings Limited	43	150
Sino Biopharmaceutical Limted	12	16
Sino Land Co.	130	164
SJM Holdings Limited	98	83
Sun Hung Kai Properties Ltd.	61	809
Swire Pacific Ltd. - Class A	46	298
Swire Properties Limited	40	113
Techtronic Industries Company Limited	20	129
VTech Holdings Ltd.	8	60
WH Group Limited	383	358
Wharf Holdings Ltd. (a)	103	181
Wharf Real Estate Investment Company Limited (a)	42	173
Wheelock & Co. Ltd.	42	285
Xinyi Glass Holdings Limited	58	66
Yue Yuen Industrial Holdings Ltd.	62	95
		11,204
Singapore 2.7%
Ascendas REIT	54	106
CapitaLand Commercial Trust	47	51
CapitaLand Ltd.	89	178
CapitaMall Trust	50	63
China Aviation Oil (Singapore) Corporation Ltd	23	14
City Developments Ltd.	21	105
ComfortDelgro Corp. Ltd.	89	95
DBS Group Holdings Ltd.	46	602
Genting Singapore Limited	165	80
Golden Agri-Resources Ltd.	555	55
Hutchison Port Holdings Trust	253	26
Jardine Cycle & Carriage Ltd.	5	67
Keppel Corporation Limited (a)	72	268
Olam International Limited	15	15
Oversea-Chinese Banking Corporation Limited	102	615
Sembcorp Industries Ltd	69	75
SembCorp Marine Ltd. (a) (b)	36	17
Singapore Airlines Ltd. (a)	37	147
Singapore Press Holdings Ltd.	78	101
Singapore Technologies Engineering Ltd.	30	65
Singapore Telecommunications Limited	285	506
StarHub Ltd	33	30
United Overseas Bank Ltd.	40	547

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
UOL Group Ltd.	20	91
Venture Corp. Ltd.	9	88
Wilmar International Limited	115	260
Yanlord Land Group Limited	47	32
		4,299
New Zealand 0.3%
Air New Zealand Limited	28	14
Contact Energy Limited	29	99
Fletcher Building Ltd.	69	143
Mercury NZ Limited	18	44
Meridian Energy Limited	31	75
Spark New Zealand Ltd.	67	161
Vector Limited	5	9
		545
China 0.2%
China South City Holdings Limited	358	35
Geely Automobile Holdings Ltd.	42	61
Hopson Development Holdings Limited	36	32
Lee & Man Paper Manufacturing Ltd.	67	40
Skyworth Group Limited (a) (b)	274	58
Sun Art Retail Group Limited	62	91
		317
Macau 0.2%
Sands China Ltd.	56	206
Wynn Macau, Limited	32	49
		255
United States of America 0.1%
Jardine Strategic Holdings Ltd.	6	134
Samsonite International S.A.	52	49
		183
United Kingdom 0.0%
Amcor Plc	5	44
Russian Federation 0.0%
United Company RUSAL PLC (b)	79	26
Taiwan 0.0%
Foxconn Interconnect Technology Limited (a)	62	13
Total Common Stocks (cost $191,264)		152,258
INVESTMENT COMPANIES 3.7%
United States of America 3.7%
Vanguard MSCI Pacific ETF (a)	109	5,992
Total Investment Companies (cost $5,797)		5,992
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	2,039	2,039
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	595	595
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	146	146
0.15%, 02/25/21 (f) (g)	23	23
		169
Total Short Term Investments (cost $2,803)		2,803
Total Investments 100.1% (cost $199,864)		161,053
Other Derivative Instruments (0.1)%		(84)
Other Assets and Liabilities, Net (0.0)%		(44)
Total Net Assets 100.0%		160,925

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental Asia Developed Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P/ASX 200 Index	9	June 2020	AUD	1,149	(12)	1
Topix Index	16	June 2020	JPY	219,706	(20)	38
					(32)	39

JNL/RAFI Fundamental Asia Developed Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
AUD/USD	JPM	06/17/20	AUD	495	304	(19)
AUD/USD	JPM	06/17/20	AUD	66	41	—
JPY/USD	CIT	06/17/20	JPY	26,855	250	—
JPY/USD	JPM	06/17/20	JPY	122,049	1,137	(31)
USD/AUD	JPM	06/17/20	AUD	(71)	(43)	—
USD/JPY	JPM	06/17/20	JPY	(63,742)	(594)	(2)
					1,095	(52)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental Europe Fund
COMMON STOCKS 96.4%
United Kingdom 24.4%
3i Group plc	26	256
Anglo American PLC	46	806
Antofagasta PLC	14	132
Ashtead Group Public Limited Company	10	215
Associated British Foods PLC	14	303
AstraZeneca PLC	20	1,841
Aviva PLC	185	611
Babcock International Group PLC	41	195
BAE Systems PLC	102	660
Barclays PLC	1,075	1,241
Barratt Developments P L C	44	238
BP P.L.C.	1,295	5,411
British American Tobacco P.L.C.	91	3,122
BT Group Plc	595	864
Bunzl Public Limited Company	8	167
Burberry Group PLC	11	175
Carnival Plc	7	84
Centrica PLC	721	340
Coca-Cola HBC AG	5	104
Compass Group PLC	28	445
DCC Public Limited Company	3	198
Diageo PLC	31	1,002
Direct Line Insurance Limited	89	326
Dixons Carphone PLC	104	100
DS Smith PLC	47	158
easyJet PLC	18	124
Experian PLC	10	284
Ferguson PLC	2	112
Fiat Chrysler Automobiles N.V.	89	647
GlaxoSmithKline PLC	110	2,076
HSBC Holdings PLC	872	4,907
Imperial Brands PLC	50	917
Inchcape PLC	29	155
Informa Switzerland Limited	6	32
InterContinental Hotels Group PLC	2	102
Intu Properties PLC (a) (b)	156	8
ITV Plc	170	139
J Sainsbury PLC	281	733
John Wood Group PLC	34	65
Johnson Matthey PLC	12	266
Kingfisher Plc	260	460
Land Securities Group PLC	33	226
Legal & General Group PLC	195	464
Lloyds Banking Group PLC	3,007	1,179
M&G PLC (a)	58	81
Marks & Spencer Group Plc	202	247
Meggitt PLC	21	76
Micro Focus International PLC	15	72
Mondi plc	18	310
National Grid PLC	182	2,127
Next PLC	4	185
Pearson PLC	36	246
Persimmon Public Limited Company	12	284
Prudential Public Limited Company (c)	56	718
Reckitt Benckiser Group PLC	16	1,202
Relx PLC	25	542
Rio Tinto PLC	43	1,971
Rolls-Royce Holdings plc (a)	62	261
Royal Mail PLC	172	266
RSA Insurance Group PLC	31	163
Schroders PLC	4	126
Smith & Nephew PLC	14	251
Smiths Group PLC	11	171
SSE PLC	55	895
Standard Chartered PLC	173	945
Standard Life Aberdeen PLC	122	334
Taylor Wimpey PLC	152	223
Tesco PLC	366	1,035
The Berkeley Group Holdings PLC	5	216
The British Land Company Public Limited Company	42	175
The Royal Bank of Scotland Group Public Limited Company	137	191
Travis Perkins PLC	17	182
TUI AG (d)	30	134
Unilever N.V.	28	1,380
Unilever PLC	18	932
United Utilities Group PLC	25	278
Virgin Money UK PLC (a)	95	73
Vodafone Group Public Limited Company	2,317	3,220
Whitbread PLC	5	190
WM Morrison Supermarkets P L C	245	540
WPP 2012 Limited	73	495
		52,627
France 16.5%
Accor SA	5	131
Aeroports de Paris	—	50
Air France - KLM (a)	17	97
ALD (e)	3	24
Alstom	6	236
Amundi	2	92
Arkema	4	252
AtoS SE	3	185
AXA SA	107	1,837
BNP Paribas SA	71	2,138
Bollore SA	31	87
Bouygues SA	17	512
Capgemini SA	4	323
Carrefour SA	51	816
Casino Guichard Perrachon SA (b)	8	290
Cie de Saint-Gobain	39	937
Cie Generale d'Optique Essilor International SA	3	324
CNP Assurances SA	10	95
Compagnie Generale des Etablissements Michelin	9	817
Covivio	1	64
Credit Agricole SA	66	479
Danone	13	806
Dassault Systemes SA	1	115
Eiffage	3	201
Electricite de France	65	516
Engie	120	1,235
Eurazeo SA	2	98
Faurecia	5	144
Gecina SA	1	164
Hermes International SCA	—	169
Iliad SA	1	115
Kering SA	1	411
Klepierre	8	173
Lagardere SCA	9	112
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	9	1,202
Legrand SA	5	293
L'Oreal SA	3	849
LVMH Moet Hennessy Louis Vuitton SE	3	1,126
Natixis (b)	59	191
Orange SA	112	1,369
Pernod-Ricard SA	3	360
Peugeot SA	34	455
Publicis Groupe SA	8	234
Rallye	4	28
Renault SA	26	498
Rexel	33	247
Safran	4	382
Sanofi SA	36	3,118
Schneider Electric SE (a)	16	1,385
SCOR	7	157
Societe Generale SA	84	1,403
Sodexo SA	2	149
SUEZ	18	183
Thales SA	2	158
Total SA (b)	141	5,399
Valeo	15	239
Veolia Environnement	21	440
VINCI	14	1,152
Vivendi SA	25	534
		35,596

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Germany 13.9%
Adidas AG	2	449
Allianz SE	15	2,556
Aurubis AG	5	207
BASF SE	51	2,422
Bayer AG	38	2,192
Bayerische Motoren Werke AG	31	1,597
Beiersdorf AG	1	137
Brenntag AG	7	247
Ceconomy AG	17	145
Continental AG	7	499
Covestro AG	10	308
Daimler AG	76	2,274
Deutsche Bank Aktiengesellschaft	211	1,370
Deutsche Boerse AG	2	269
Deutsche Lufthansa AG	50	468
Deutsche Post AG	42	1,151
Deutsche Telekom AG	142	1,833
Dresdner Bank AG	116	419
DW Property Invest GmbH	7	263
E.ON SE	83	858
Evonik Industries AG	9	189
Fraport AG Frankfurt Airport Services Worldwide	—	13
Fresenius Medical Care AG & Co. KGaA	7	445
Fresenius SE & Co. KGaA	15	537
GEA Group AG	8	164
Hannover Rueck SE	2	229
Hapag-Lloyd Aktiengesellschaft	1	58
HeidelbergCement AG	8	352
HELLA GmbH & Co. KGaA	2	63
Hochtief AG	1	77
Infineon Technologies AG	19	275
K+S Aktiengesellschaft	18	105
Kion Group AG	1	22
Knorr - Bremse Aktiengesellschaft	—	20
Merck KGaA	2	245
Muenchener Rueckversicherungs AG	6	1,142
OSRAM Licht AG (a)	6	203
ProSiebenSat.1 Media SE	12	99
RTL Group SA	2	72
RWE AG	27	701
Salzgitter AG	2	24
SAP SE	12	1,330
Siemens AG	29	2,434
Siemens Healthineers AG	1	59
Sudzucker AG	5	69
Talanx Aktiengesellschaft	3	89
Telefonica Deutschland Holding AG	59	145
ThyssenKrupp AG (a)	21	110
Uniper SE	19	454
United Internet AG	4	118
Vonovia SE	10	486
Wacker Chemie AG	1	48
		30,041
Switzerland 11.7%
ABB Ltd.	60	1,046
Adecco Group AG	10	391
Alcon AG (a)	2	124
Baloise Holding AG	1	182
Compagnie Financiere Richemont SA	12	659
Credit Suisse Group AG	89	735
Geberit AG	—	44
Givaudan SA	—	315
Glencore PLC	1,188	1,801
Julius Bar Gruppe AG	1	39
Kühne + Nagel International AG	2	220
LafargeHolcim Ltd.	20	738
Lonza Group AG	1	298
Nestle SA	51	5,257
Novartis AG	41	3,382
Roche Holding AG	12	4,057
SGS SA	—	191
Sika AG	2	270
STMicroelectronics NV	13	283
Swatch Group AG	2	369
Swiss Life Holding AG	1	331
Swiss Re AG	13	1,014
Swisscom AG	1	445
UBS Group AG	150	1,387
Zurich Insurance Group AG	5	1,685
		25,263
Netherlands 7.0%
ABN AMRO Bank N.V. - CVA	18	148
Aegon NV	163	410
Airbus SE	6	398
Akzo Nobel N.V.	6	413
ASML Holding	3	745
ASR Nederland N.V.	6	150
CNH Industrial N.V.	33	192
Heineken Holding N.V.	3	216
Heineken NV	4	293
ING Groep N.V.	198	1,029
Koninklijke Ahold Delhaize N.V.	58	1,356
Koninklijke Boskalis Westminster N.V.	5	86
Koninklijke DSM N.V.	4	443
Koninklijke KPN N.V.	132	316
Koninklijke Philips N.V.	22	867
NN Group N.V.	17	441
Prosus N.V. (a)	—	25
Randstad NV	7	239
Royal Dutch Shell PLC - Class A	383	6,700
Signify N.V.	10	188
Unibail-Rodamco SE (b)	5	299
Wolters Kluwer NV	3	248
		15,202
Spain 5.7%
Acciona,S.A.	1	93
ACS, Actividades de Construccion y Servicios, S.A.	11	207
AENA, S.M.E., S.A.	1	136
Amadeus IT Group SA	4	208
Banco Bilbao Vizcaya Argentaria SA	386	1,217
Banco de Sabadell, S.A.	507	259
Banco Santander, S.A.	1,263	3,056
Bankia SA (b)	87	97
CaixaBank, S.A.	156	290
Endesa SA	17	372
Ferrovial, S.A.	10	231
Grifols, S.A. - Class A	6	220
Iberdrola, Sociedad Anonima	197	1,942
Industria de Diseno Textil, S.A.	20	526
International Consolidated Airlines Group, S.A. - ADR (b)	38	200
MAPFRE, S.A.	57	98
Naturgy Energy Group SA (b)	25	446
Red Electrica Corporacion, S.A.	11	199
Repsol SA	125	1,145
Siemens Gamesa Renewable Energy, S.A.	1	13
Telefonica SA	309	1,408
		12,363
Italy 4.7%
A2A SpA	14	18
Assicurazioni Generali SpA	49	663
Atlantia SpA	14	172
Banca Monte dei Paschi di Siena S.p.A. (a) (b)	47	58
Banco BPM Societa' Per Azioni (a) (b)	149	197
Enel SpA	314	2,191
ENI SpA	203	2,053
Intesa Sanpaolo SpA	885	1,457
Leonardo S.p.A.	17	116
Mediobanca SpA	26	145
Pirelli & C. S.p.A.	19	67
Poste Italiane - Societa' Per Azioni	14	123
Saipem S.p.A. (a)	30	74
Snam Rete Gas SpA	58	267
Telecom Italia SpA (a)	1,763	721
Terna – Rete Elettrica Nazionale S.p.A.	32	203
UniCredit S.p.A.	154	1,202
Unione Di Banche Italiane S.p.A	99	262

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Unipol Gruppo Finanziario S.P.A.	36	123
UnipolSai Assicurazioni S.p.A.	27	66
		10,178
Sweden 4.1%
Aktiebolaget Electrolux - Class B	10	127
Aktiebolaget SKF - Class B (b)	18	245
Aktiebolaget Volvo - Class B	57	686
Assa Abloy AB - Class B	16	302
Atlas Copco Aktiebolag - Class A	17	583
Boliden AB	12	214
Electrolux Professional AB (publ) (a)	10	30
Essity Aktiebolag (publ) - Class B	13	415
Hennes & Mauritz AB - Class B (b)	38	481
Hexagon Aktiebolag - Class B	4	165
ICA Gruppen Aktiebolag	3	147
Nordea Bank Abp	290	1,621
Sandvik AB	28	391
Securitas AB - Class B	3	34
Skandinaviska Enskilda Banken AB - Class A	68	457
Skanska AB - Class B	18	267
SSAB AB - Class A (b)	65	149
Svenska Handelsbanken AB - Class A	63	522
Swedbank AB - Class A	54	599
Tele2 AB - Class B	14	184
Telefonaktiebolaget LM Ericsson - Class B	104	846
Telia Co. AB (b)	122	435
		8,900
Denmark 1.6%
A P Moller - Maersk A/S - Class B (b)	1	511
Carlsberg A/S - Class B	2	237
Coloplast A/S - Class B	—	30
Danske Bank A/S	45	502
DSV Panalpina A/S	—	42
ISS A/S	10	134
Novo Nordisk A/S - Class B	20	1,180
Novozymes A/S - Class B	4	165
Orsted A/S	2	223
Vestas Wind Systems A/S	4	326
		3,350
Finland 1.5%
Fortum Oyj	16	236
Kesko Oyj	5	262
Kone Corporation - Class B	6	320
Neste Oyj	8	288
Nokia Oyj	232	725
Sampo Oyj - Class A	13	394
Stora Enso Oyj - Class R	28	286
UPM-Kymmene Oyj (b)	22	593
Wartsila Oyj	18	134
		3,238
Belgium 1.4%
ageas SA/NV	10	395
Anheuser-Busch InBev	24	1,071
Colruyt SA	2	114
KBC Groep NV	11	510
Proximus	6	145
Solvay SA	3	254
UCB SA	3	224
Umicore	6	209
		2,922
Norway 1.3%
DNB Bank ASA	36	398
Equinor ASA	68	835
Gjensidige Forsikring ASA	5	89
Mowi ASA	12	182
Norsk Hydro ASA	109	233
Orkla ASA	24	201
Subsea 7 S.A.	20	93
Telenor ASA	24	350
Yara International ASA	10	330
		2,711
Ireland 0.8%
AIB Group Public Limited Company	32	35
Bank of Ireland Group Public Limited Company	51	96
CRH public limited company	29	788
Kerry Group Plc - Class A	2	216
Ryanair Holdings Plc - ADR (a)	7	347
Smurfit Kappa Funding Designated Activity Company	9	251
		1,733
Luxembourg 0.5%
ArcelorMittal	82	777
Millicom International Cellular SA - SDR	4	115
SES S.A. - FDR	22	126
Tenaris SA	22	132
		1,150
Australia 0.5%
BHP Group PLC	69	1,070
Austria 0.4%
Erste Group Bank AG	13	240
OMV AG	11	303
Raiffeisen Bank International AG	7	108
Strabag SE	—	11
Verbund AG	1	41
Voestalpine AG (b)	12	239
		942
Portugal 0.4%
Energias de Portugal SA	117	466
Galp Energia, SGPS, S.A.	21	234
Jeronimo Martins, SGPS, S.A.	8	151
		851
South Africa 0.0%
Steinhoff International Holdings N.V. (a)	594	34
Total Common Stocks (cost $285,019)		208,171
PREFERRED STOCKS 1.4%
Germany 1.2%
Henkel AG & Co. KGaA (f)	7	591
Porsche Automobil Holding SE (f)	4	182
Schaeffler AG	12	71
Volkswagen AG (f)	15	1,819
		2,663
Switzerland 0.2%
Lindt & Spruengli AG (f)	—	245
Schindler Holding AG (f)	1	188
		433
Total Preferred Stocks (cost $4,036)		3,096
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 3.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (g)	8,013	8,013
Investment Companies 0.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (g)	772	772
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (h) (i)	238	238
0.41%, 09/10/20 (h) (i)	20	20
0.05%, 12/31/20 (h) (i)	25	25
0.15%, 02/25/21 (h) (i)	203	203
		486
Total Short Term Investments (cost $9,271)		9,271
Total Investments 102.1% (cost $298,326)		220,538
Other Derivative Instruments 0.0%		34
Other Assets and Liabilities, Net (2.1)%		(4,642)
Total Net Assets 100.0%		215,930

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

net assets of these liquid securities was $24 and 0.0% of the Fund.

(f) Convertible security.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) The coupon rate represents the yield to maturity.

Long Term Investments in Affiliates

Affiliated Investment	Value Beginning of Period($)	Purchases($)	Sales Proceeds($)	Dividend Income($)	Realized Gain (Loss)($)	Change in Unrealized Appreciation (Depreciation) ($)	Value End of Period($)	Percentage of Net Assets(%)
Prudential Public Limited Company	1,153	—	43	15	(20)	(372)	718	0.3%

JNL/RAFI Fundamental Europe Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
TUI AG	06/25/19	303	134	0.1

JNL/RAFI Fundamental Europe Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]		Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Euro STOXX 50 Price Index	75	June 2020	EUR	1,861	30	214
FTSE 100 Index	13	June 2020	GBP	681	13	62
					43	276

JNL/RAFI Fundamental Europe Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	BOA	06/17/20	EUR	416	460	(2)
EUR/USD	HSB	06/17/20	EUR	353	390	2
EUR/USD	JPM	06/17/20	EUR	139	153	4
EUR/USD	UBS	06/17/20	EUR	647	716	(13)
GBP/USD	BOA	06/17/20	GBP	230	286	2
GBP/USD	HSB	06/17/20	GBP	96	119	(5)
GBP/USD	JPM	06/17/20	GBP	106	132	4
GBP/USD	UBS	06/17/20	GBP	117	146	(1)
					2,402	(9)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Fundamental U.S. Small Cap Fund
COMMON STOCKS 98.4%
Industrials 18.1%
AAR Corp.	8	139
ABM Industries Incorporated	12	287
ACCO Brands Corporation	21	106
Actuant Corporation	11	184
Acuity Brands, Inc.	6	529
ADT, Inc. (a)	16	69
Advanced Disposal Services, Inc. (b)	7	220
Air Lease Corporation - Class A	15	339
Allegiant Travel Company	2	202
Allison Systems, Inc.	22	707
Altra Industrial Motion Corp.	2	37
AMERCO	1	323
AO Smith Corp.	16	591
Apogee Enterprises, Inc.	6	121
Applied Industrial Technologies, Inc.	8	359
Arcbest Corporation	8	143
Arcosa, Inc.	12	488
Armstrong World Industries, Inc.	3	230
Astec Industries, Inc.	5	176
Atkore International Group Inc. (b)	6	126
Atlas Air Worldwide Holdings, Inc. (b)	14	372
Avis Budget Group, Inc. (b)	31	426
Barnes Group Inc.	7	293
Beacon Roofing Supply, Inc. (b)	16	258
Brady Corp. - Class A	5	244
BrightView Holdings, Inc. (b)	1	10
Brink's Co.	2	120
Builders FirstSource, Inc. (b)	3	36
BWXT Government Group, Inc.	7	344
Carlisle Cos. Inc.	7	856
Clean Harbors Inc. (b)	7	338
Colfax Corp. (b)	19	380
Comfort Systems USA Inc.	5	192
Copart Inc. (b)	6	424
CoStar Group, Inc. (b)	1	402
Covanta Holding Corporation	23	200
Crane Co.	6	311
Cubic Corp.	2	103
Curtiss-Wright Corp.	5	441
Deluxe Corp.	12	307
Donaldson Co. Inc.	14	524
Dycom Industries, Inc. (b)	8	207
EMCOR Group, Inc.	10	593
Encore Wire Corp.	3	134
EnerSys	9	425
EnPro Industries, Inc.	1	23
Equifax Inc.	8	997
Flowserve Corporation	23	553
Forward Air Corp.	4	208
Franklin Electric Co. Inc.	4	212
FTI Consulting Inc. (b)	4	483
Gates Industrial Corporation PLC (b)	4	28
GATX Corporation	9	536
Generac Holdings Inc. (b)	5	458
GMS Inc. (b)	8	130
Graco Inc.	12	564
Granite Construction Incorporated	14	216
Greenbrier Cos. Inc.	16	279
Griffon Corp.	7	92
Hawaiian Holdings, Inc.	17	177
HD Supply Holdings, Inc (b)	18	519
Healthcare Services Group Inc.	12	279
Heartland Express Inc.	6	112
HEICO Corp.	2	186
Herc Holdings Inc. (b)	1	25
Herman Miller Inc.	10	221
Hexcel Corp.	9	342
Hillenbrand Inc.	10	192
HNI Corp.	7	185
HUB Group Inc. - Class A (b)	10	437
Hubbell Inc.	8	867
Hyster-Yale Materials Handling Inc. - Class A	2	98
IDEX Corporation	6	775
Ingersoll Rand Inc. (b)	6	143
ITT Industries Holdings, Inc.	10	455
JELD-WEN Holding, Inc. (b)	9	92
Kaman Corp.	5	176
Kelly Services Inc. - Class A	6	70
Kennametal Inc.	14	263
Kirby Corp. (b)	10	420
Knight-Swift Transportation Holdings Inc. - Class A	25	816
Korn Ferry	8	192
Landstar System Inc.	6	551
Lennox International Inc.	2	444
Lincoln Electric Holdings Inc.	10	691
Macquarie Infrastructure Corporation	20	494
Masco Corporation	24	840
Masonite International Corporation (b)	5	236
MasTec Inc. (b)	9	289
Matson Intermodal - Paragon, Inc.	6	170
Matthews International Corp. - Class A	5	116
Meritor, Inc. (b)	2	32
Middleby Corp. (b)	4	231
Mobile Mini, Inc.	5	136
Moog Inc. - Class A	5	259
MRC Global Inc. (b)	28	120
MSA Safety Inc.	2	230
MSC Industrial Direct Co. - Class A	9	496
Mueller Industries Inc.	8	203
Nordson Corp.	4	530
Now, Inc. (b)	33	171
Nvent Electric Public Limited Company	30	506
Old Dominion Freight Line Inc.	8	989
Oshkosh Corp.	3	212
Parsons Corporation (b)	1	17
Pentair Public Limited Company	6	171
Pitney Bowes Inc. (a)	93	191
Primoris Services Corporation	6	93
Quad/Graphics Inc. - Class A	18	46
Regal-Beloit Corp.	9	566
Resideo Technologies, Inc. (b)	57	276
Rexnord Corporation	12	270
Rollins Inc.	6	234
Rush Enterprises Inc. - Class A	8	250
Saia, Inc. (b)	3	237
Schneider National, Inc. - Class B	12	234
Sensata Technologies Holding PLC (b)	16	456
Simpson Manufacturing Co. Inc.	5	287
SkyWest Inc.	8	219
Spirit Airlines Inc. (b)	14	181
SPX Flow, Inc. (b)	7	198
Steelcase Inc. - Class A	21	204
Stericycle Inc. (b)	11	533
Stock Building Supply Holdings, LLC (b)	12	206
Teledyne Technologies Inc. (b)	2	587
Terex Corp.	31	439
Tetra Tech, Inc.	5	386
Timken Co.	16	504
Toro Co.	8	540
TransUnion	5	355
Trinity Industries Inc.	38	618
Triumph Group Inc.	8	53
TrueBlue, Inc. (b)	6	79
Tutor Perini Corp. (b)	16	110
UniFirst Corp.	2	293
Universal Forest Products Inc.	11	423
Valmont Industries Inc.	5	479
Verisk Analytics, Inc.	5	697
Wabash National Corp.	14	98
WABCO Holdings Inc. (b)	5	735
Wabtec Corp.	11	550
Watsco Inc.	4	704
Watts Water Technologies Inc. - Class A	3	243
Werner Enterprises Inc.	10	356
WESCO International, Inc. (b)	21	487
Woodward Governor Co.	5	296

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
XPO Logistics Inc. (b)	14	679
Xylem Inc.	13	824
		48,487
Information Technology 13.5%
ACI Worldwide, Inc. (b)	8	203
ADTRAN, Inc.	10	80
Advanced Micro Devices, Inc. (b)	2	77
Akamai Technologies, Inc. (b)	13	1,222
Amkor Technology, Inc. (b)	19	147
Anixter International Inc. (b)	7	596
ANSYS, Inc. (b)	4	820
Arista Networks, Inc. (b)	1	243
ASGN Incorporated (b)	7	232
Aspen Technology, Inc. (b)	2	208
Autodesk, Inc. (b)	3	514
Belden Inc.	8	291
Benchmark Electronics, Inc.	11	225
Black Knight, Inc. (b)	7	413
Booz Allen Hamilton Holding Corporation - Class A	10	686
Broadridge Financial Solutions, Inc.	7	709
CACI International Inc. - Class A (b)	3	578
Cadence Design Systems Inc. (b)	10	640
CDK Global, Inc.	13	421
CDW Corp.	7	682
Ciena Corp. (b)	12	487
Cirrus Logic Inc. (b)	8	557
Cognex Corp.	7	300
Coherent Inc. (b)	2	226
CommScope Holding Company, Inc. (b)	54	495
Conduent Inc. (b)	95	232
CoreLogic, Inc.	11	350
Cree, Inc. (b)	14	488
Cypress Semiconductor Corp.	24	566
Diebold Nixdorf Inc. (a) (b)	22	78
Diodes Inc. (b)	1	39
Dolby Laboratories, Inc.	5	279
EchoStar Corp. - Class A (b)	9	297
Entegris, Inc.	6	285
EPAM Systems, Inc. (b)	1	267
Euronet Worldwide Inc. (b)	2	209
Fair Isaac Corporation (b)	1	306
First Solar, Inc. (b)	14	500
Fitbit, Inc. - Class A (b)	35	230
FleetCor Technologies Inc. (b)	3	564
FLIR Systems Inc.	14	438
Fortinet, Inc. (b)	3	290
Gartner Inc. (b)	4	392
Genpact Limited	17	493
Global Payments Inc.	10	1,394
II-VI Incorporated (b)	2	50
Insight Enterprises, Inc. (b)	9	377
InterDigital Communications, Inc.	6	254
IPG Photonics Corporation (b)	3	278
Itron Inc. (b)	4	198
J2 Cloud Services, LLC	4	288
Jack Henry & Associates Inc.	5	752
KBR, Inc.	21	430
Keysight Technologies, Inc. (b)	7	545
Knowles Corporation (b)	15	199
Littelfuse Inc.	2	239
Liveramp, Inc. (b)	6	202
LogMeIn, Inc.	5	444
Manhattan Associates Inc. (b)	4	199
Mantech International Corp. - Class A	4	321
Marvell Technology Group Ltd	13	290
MAXIMUS Inc.	7	431
Methode Electronics Inc.	6	148
MKS Instruments, Inc.	5	390
National Instruments Corp.	11	349
NCR Corporation (b)	22	389
NETGEAR, Inc. (b)	5	118
NetScout Systems, Inc. (b)	18	435
Nuance Communications, Inc. (b)	19	326
On Semiconductor Corporation (b)	44	547
PC Connection, Inc.	3	113
Pegasystems Inc.	—	21
Perspecta Inc.	26	475
Plantronics Inc. (a)	8	76
Plexus Corp. (b)	6	308
Progress Software Corp.	5	155
PTC Inc. (b)	4	234
Sabre Corporation	28	169
Sanmina Corp. (b)	16	432
ScanSource Inc. (b)	5	108
Science Applications International Corp.	6	485
Silicon Laboratories Inc. (b)	2	208
SolarWinds Corporation (a) (b)	1	16
SS&C Technologies Holdings, Inc.	9	396
Super Micro Computer, Inc. (b)	2	40
Sykes Enterprises Inc. (b)	6	157
Synaptics Incorporated (b)	9	508
Synopsys Inc. (b)	6	780
Teradata Corporation (b)	32	660
Teradyne Inc.	11	605
TiVo Corporation	39	274
Trimble Inc. (b)	18	588
TTEC Holdings, Inc.	1	54
TTM Technologies, Inc. (b)	27	281
Tyler Technologies Inc. (b)	1	262
Upstate Property Rentals, LLC (b)	1	22
Verint Systems Inc. (b)	5	202
VeriSign, Inc. (b)	3	545
ViaSat, Inc. (b)	5	185
Vishay Intertechnology Inc.	28	399
Wex, Inc. (b)	2	183
Workday, Inc. - Class A (b)	—	31
Zebra Technologies Corp. - Class A (b)	2	285
		36,205
Financials 13.0%
Affiliated Managers Group, Inc.	11	640
Ambac Financial Group, Inc. (b)	8	100
American Equity Investment Life Holding Company	19	351
American Financial Group, Inc.	3	176
American National Insurance Company	1	123
Ares Management Corporation - Class A	2	69
Artisan Partners Asset Management Inc. - Class A	6	135
Associated Banc-Corp	27	347
Assurant, Inc.	2	187
Atlantic Union Bank	2	42
BancorpSouth Bank	12	233
Bank of Hawaii Corporation (a)	5	254
Bank OZK	18	297
BankUnited, Inc.	17	312
Banner Corporation	1	41
BGC Partners, Inc. - Class A	28	69
Blackstone Mortgage Trust, Inc. - Class A (a)	13	248
BOK Financial Corporation	4	169
Brown & Brown Inc.	17	622
Cannae Holdings, Inc. (b)	9	286
Capitol Federal Financial	11	126
Cathay General Bancorp	9	205
CNO Financial Group, Inc.	8	96
Cohen & Steers, Inc.	2	93
Columbia Banking System Inc.	9	229
Commerce Bancshares Inc.	8	426
Community Bank System Inc.	4	262
Credit Acceptance Corp. (a) (b)	1	211
Cullen/Frost Bankers Inc.	7	367
CVB Financial Corp.	3	64
E*TRADE Financial Corp.	19	655
East West Bancorp, Inc.	18	468
Eaton Vance Corp.	13	410
Erie Indemnity Company - Class A	2	267
Essent Group Ltd.	6	146
Evercore Inc. - Class A	6	294
FactSet Research Systems Inc.	2	582
FBL Financial Group, Inc. - Class A	1	28
Federated Investors, Inc. - Class B	14	263

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
First American Financial Corporation	17	722
First Citizens BancShares, Inc. - Class A	1	172
First Financial Bancorp.	2	30
First Hawaiian, Inc.	17	281
First Horizon National Corporation	43	343
First Interstate BancSystem, Inc. - Class A	4	111
First Midwest Bancorp, Inc.	13	174
First Republic Bank	11	872
FirstCash, Inc.	4	267
Flagstar Bancorp, Inc.	4	79
FNB Corp.	54	398
Fulton Financial Corp.	29	331
Glacier Bancorp, Inc.	7	231
Great Western Bancorp Inc.	9	182
Hancock Whitney Co.	13	247
Hanover Insurance Group Inc.	6	536
Hilltop Holdings Inc.	11	165
Home BancShares, Inc.	18	210
Hope Bancorp, Inc.	21	175
Horace Mann Educators Corp.	5	169
Houlihan Lokey Inc. - Class A	3	143
IberiaBank Corp.	7	242
Independence Holdings, LLC	13	256
Interactive Brokers Group, Inc.	—	14
International Bancshares Corporation	7	183
Investors Bancorp, Inc.	37	296
Janus Henderson Group PLC	37	562
Kemper Corp.	7	517
Ladder Capital Corp - Class A	13	62
Legg Mason, Inc.	5	238
LPL Financial Holdings Inc.	10	522
MarketAxess Holdings Inc.	1	223
MBIA Inc. (b)	24	171
Mercury General Corp.	6	234
MFA Financial, Inc.	78	121
MGIC Investment Corp.	43	276
Moelis & Company LLC - Class A	1	41
Morningstar Inc.	1	158
MSCI Inc.	3	819
NASDAQ Inc.	2	175
National General Holdings Corp.	8	130
National Western Life Group Inc. - Class A	—	50
Nelnet, Inc. - Class A	2	108
New York Community Bancorp Inc.	25	232
Northwest Bancshares Inc.	14	167
Old National Bancorp	23	305
PacWest Bancorp	25	442
PennyMac Financial Services, Inc.	1	18
People's United Financial Inc.	66	728
Pinnacle Financial Partners, Inc.	7	276
Primerica, Inc.	5	435
ProAssurance Corporation	11	271
Prosperity Bancshares Inc.	9	412
Provident Financial Services, Inc.	6	75
Radian Group Inc.	23	299
Raymond James Financial Inc.	9	589
Renasant Corporation	1	31
RLI Corp.	4	325
SEI Investments Co.	15	678
Selective Insurance Group Inc.	6	280
Signature Bank	5	374
Simmons First National Corp. - Class A	11	194
SLM Corporation	51	369
South State Corp.	4	261
Sterling Bancorp	25	256
Stewart Information Services Corp.	6	156
Stifel Financial Corp.	7	288
SVB Financial Group (b)	3	496
Synovus Financial Corp.	20	356
TCF Financial Corporation	14	326
Texas Capital Bancshares, Inc. (b)	5	117
TFS Financial Corporation	4	60
The PRA Group, Inc. (b)	8	229
Tradeweb Markets Inc. - Class A	1	27
Trustmark Corp.	8	190
Two Harbors Investment Corp.	50	189
Ubiquiti Inc. (a)	—	61
UMB Financial Corp.	5	238
Umpqua Holdings Corp.	41	450
United Bankshares Inc.	13	307
Valley National Bancorp	44	318
Virtu Financial Inc. - Class A	1	30
Waddell & Reed Financial Inc. - Class A (a)	35	398
Walker & Dunlop, Inc.	1	34
Washington Federal Inc.	14	353
Webster Financial Corp.	11	254
WesBanco Inc.	1	31
Western Alliance Bancorp	7	205
White Mountains Insurance Group Ltd	1	505
Wintrust Financial Corporation	7	222
World Acceptance Corp. (b)	1	79
Zions Bancorp	23	629
		34,694
Real Estate 12.3%
Acadia Realty Trust	10	122
Alexander & Baldwin, LLC	12	137
Alexandria Real Estate Equities, Inc.	7	963
American Campus Communities, Inc.	17	465
American Finance Trust, Inc. - Class A	16	103
American Homes 4 Rent - Class A	19	445
Apartment Investment and Management Company - Class A	12	436
Apollo Commercial Real Estate Finance, Inc.	15	114
Apple Hospitality REIT, Inc.	50	457
Brandywine Realty Trust	30	313
Brixmor Property Group Inc.	48	458
Camden Property Trust	8	653
Chimera Investment Corporation	39	352
Colony Capital, Inc. - Class A	99	173
Colony Credit Real Estate, Inc. - Class A	3	12
Columbia Property Trust Inc.	22	271
CoreCivic, Inc.	28	309
Corepoint Lodging Inc.	14	55
Corporate Office Properties Trust	14	314
Cousins Properties Incorporated	10	304
CubeSmart	14	362
Cushman & Wakefield Plc (b)	2	21
Cyrusone LLC	6	374
DiamondRock Hospitality Co.	46	232
Diversified Healthcare Trust	78	283
Douglas Emmett, Inc.	13	388
Duke Realty Corp.	30	977
EastGroup Properties Inc.	2	203
Empire State Realty Trust Inc. - Class A	20	184
EPR Properties	7	168
Equity Commonwealth	14	431
Equity Lifestyle Properties, Inc.	6	367
Extra Space Storage Inc.	7	634
Federal Realty Investment Trust	5	391
First Industrial Realty Trust, Inc.	8	273
Franklin Street Properties Corp.	10	56
Gaming and Leisure Properties, Inc.	15	414
Healthcare Realty Trust Inc.	13	350
Healthcare Trust of America, Inc. - Class A	20	489
Highwoods Properties Inc.	14	479
Hudson Pacific Properties Inc.	16	406
Invesco Mortgage Capital Inc.	27	92
Invitation Homes Inc.	27	572
JBG Smith Properties	10	309
Jones Lang LaSalle Incorporated	5	548
Kennedy-Wilson Holdings Inc.	12	160
Kilroy Realty Corporation	8	541
Kimco Realty Corporation	58	560
Kite Realty Naperville, LLC	19	180
Lamar Advertising Co. - Class A	8	396
Lexington Realty Trust	37	367
Life Storage Inc.	4	410
Macerich Co. (a)	37	209
Mack-Cali Realty Corporation	15	221
Medical Properties Trust, Inc.	34	590

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
MGM Growth Properties LLC - Class A	3	78
National Health Investors, Inc.	3	159
National Retail Properties, Inc.	11	364
New Residential Investment Corp.	55	275
New York Mortgage Trust Inc.	39	61
Office Properties Income Trust	11	306
Omega Healthcare Investors, Inc.	20	525
OUTFRONT Media Inc.	27	359
Paramount Group, Inc.	40	355
Park Hotels & Resorts Inc.	40	313
Pebblebrook Hotel Trust	22	236
PennyMac Mortgage Investment Trust	16	174
Physicians Realty Trust	18	245
Piedmont Office Realty Trust Inc. - Class A	26	455
PotlatchDeltic Corp.	2	57
PS Business Parks, Inc.	1	157
Rayonier Inc.	19	439
Realogy Holdings Corp.	118	354
Redwood Trust Inc.	19	96
Regency Centers Corp.	15	596
Retail Opportunity Investments Corp.	13	106
Retail Properties of America, Inc. - Class A	45	231
RLJ III-EM Columbus Lessee, LLC	43	333
Ryman Hospitality Properties, Inc.	4	140
Sabra Health Care REIT, Inc.	23	251
SBA Communications Corporation	1	325
Service Properties Trust	34	183
SITE Centers Corp.	34	179
SL Green Realty Corp.	3	148
Spirit Realty Capital, Inc.	13	333
STAG Industrial, Inc.	9	194
Starwood Property Trust, Inc.	40	412
STORE Capital Corp.	12	222
Summit Hotel Properties Inc.	15	64
Sun Communities Inc.	4	511
Sunstone Hotel Investors Inc.	51	442
Tanger Factory Outlet Centers Inc. (a)	20	98
Taubman Centers Inc.	9	373
The GEO Group, Inc.	32	393
The Howard Hughes Corporation (b)	4	178
UDR, Inc.	18	656
Uniti Group Inc.	61	366
Urban Edge Properties	13	117
VICI Properties Inc. (a)	23	380
W.P. Carey Inc.	11	627
Washington Prime Group, L.P. (a)	95	77
Washington REIT	10	250
Weingarten Realty Investors	16	237
Xenia Hotels & Resorts Inc.	22	230
		32,753
Consumer Discretionary 11.3%
Aaron's, Inc.	13	286
Abercrombie & Fitch Co. - Class A	47	427
Acushnet Holdings Corp.	5	129
Adtalem Global Education Inc. (b)	13	350
American Axle & Manufacturing Holdings, Inc. (b)	54	193
American Eagle Outfitters, Inc.	52	414
Asbury Automotive Group, Inc. (b)	6	312
AutoZone, Inc. (b)	1	655
Big Lots, Inc.	28	399
BJ's Restaurants, Inc.	4	61
Bloomin' Brands, Inc.	21	147
Boyd Gaming Corporation	11	153
Bright Horizons Family Solutions Inc. (b)	3	263
Brinker International Inc.	14	165
Brunswick Corp.	15	539
Buckle Inc. (a)	13	185
Burlington Stores Inc. (b)	2	296
Caesars Entertainment Corp. (b)	33	223
Caleres Inc.	12	64
Carter's Inc.	9	587
Cheesecake Factory Inc. (a)	12	204
Chico's FAS Inc.	83	107
Childrens Place Retail Stores Inc. (a)	3	67
Churchill Downs Inc.	3	272
Columbia Sportswear Co.	3	211
Cooper Tire & Rubber Co.	13	218
Cooper-Standard Holdings Inc. (b)	7	71
Core-Mark Holding Co. Inc.	11	323
Cracker Barrel Old Country Store, Inc.	4	301
Dana Holding Corp.	43	338
Deckers Outdoor Corp. (b)	3	461
Delphi Technologies PLC (b)	26	213
Designer Brands Inc. - Class A	34	168
Domino's Pizza, Inc.	3	1,062
Dorman Products Inc. (b)	4	194
Dunkin' Brands Group Inc.	5	240
Extended Stay America, Inc. - Class B	40	292
Fossil Group, Inc. (b)	42	139
Frontdoor, Inc. (b)	4	139
Genesco Inc. (b)	9	119
Gentex Corp.	34	755
G-III Apparel Group, Ltd. (b)	14	108
Graham Holdings Co.	1	303
Grand Canyon Education, Inc. (b)	3	226
Group 1 Automotive Inc.	7	322
Groupon Inc. - Class A (b)	129	126
Guess Inc.	21	143
H & R Block, Inc.	29	415
Hanesbrands Inc.	69	543
Harley-Davidson, Inc.	8	156
Helen of Troy Ltd (b)	3	441
Hilton Grand Vacations Inc. (b)	2	39
Houghton Mifflin Harcourt Company (b)	29	54
IAA Spinco Inc. (b)	5	151
International Game Technology PLC	34	200
Jack in the Box Inc.	6	209
K12 Inc. (b)	7	128
KAR Auction Services, Inc.	12	144
KB Home	15	278
Kontoor Brands, Inc.	3	66
Laureate Education Inc. - Class A (b)	12	125
La-Z-Boy Inc.	10	211
LCI Industries	4	279
Leggett & Platt Inc.	23	622
Levi Strauss & Co. - Class A	1	13
Lithia Motors Inc. - Class A	5	376
M/I Homes, Inc. (b)	1	24
Marriott Vacations Worldwide Corporation	5	295
Mattel, Inc. (b)	17	148
MDC Holdings Inc.	10	230
Meritage Homes Corporation (b)	7	262
Monro Inc.	3	132
Murphy USA Inc. (b)	2	182
Office Depot Inc.	224	367
Ollie's Bargain Outlet Holdings Inc. (b)	1	44
Papa John's International Inc.	1	44
Party City Holdco Inc. (b)	43	20
Penn National Gaming Inc. (b)	16	198
Polaris Industries Inc.	12	564
Pool Corporation	2	420
Red Rock Resorts, Inc. - Class A	7	61
Regis Corp. (b)	11	63
Rent-A-Center, Inc.	7	93
RH (b)	2	213
Sally Beauty Holdings, Inc. (b)	42	338
Seaworld Entertainment, Inc. (b)	5	57
Service Corp. International	13	495
ServiceMaster Holding Corporation (b)	6	172
Signet Jewelers Limited	8	50
Six Flags Operations Inc.	16	196
Skechers U.S.A. Inc. - Class A (b)	17	398
Sleep Number Corporation (b)	5	88
Sonic Automotive, Inc. - Class A	10	128
Steven Madden Ltd.	13	295
Sturm Ruger & Co. Inc.	4	195
Taylor Morrison Home II Corporation - Class A (b)	27	301
Tempur Sealy International, Inc. (b)	4	157
Tenneco Inc. (a)	44	159

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Tesla Inc. (b)	1	780
Texas Roadhouse Inc.	8	322
The Michaels Companies, Inc. (a) (b)	22	35
The Wendy's Company	34	506
Thor Industries Inc. (a)	16	669
Toll Brothers Inc.	20	393
TopBuild Corp. (b)	4	277
TRI Pointe Homes, Inc. (b)	35	308
Tupperware Brands Corp.	27	44
Ulta Salon, Cosmetics & Fragrance, Inc. (b)	3	587
Under Armour Inc. - Class A (b)	32	297
Urban Outfitters Inc. (b)	27	386
Vail Resorts, Inc.	2	337
Williams-Sonoma Inc.	15	625
Wolverine World Wide, Inc.	14	220
Wyndham Destinations, Inc.	17	367
Wyndham Hotels & Resorts, Inc.	7	227
Wynn Resorts Ltd.	2	135
		30,324
Health Care 7.5%
Acadia Healthcare Company, Inc. (b)	16	292
Align Technology, Inc. (b)	2	301
Allscripts Healthcare Solutions, Inc. (b)	27	188
Amedisys, Inc. (b)	—	56
AMN Healthcare Services, Inc. (b)	4	233
Avanos Medical, Inc. (b)	5	144
BioMarin Pharmaceutical Inc. (b)	4	361
Bio-Rad Laboratories, Inc. - Class A (b)	1	477
Bio-Techne Corporation	1	253
Brookdale Senior Living Inc. (b)	56	175
Bruker Corp.	6	203
Catalent Inc. (b)	6	293
Charles River Laboratories International Inc. (b)	3	336
Chemed Corporation	1	471
Cooper Cos. Inc.	2	669
Covetrus, Inc. (b)	9	76
Edwards Lifesciences Corporation (b)	4	784
Elanco Animal Health (b)	7	157
Encompass Health Corporation	9	567
Five Star Senior Living Inc. (b)	6	16
Globus Medical Inc. - Class A (b)	4	165
Haemonetics Corp. (b)	2	205
Hill-Rom Holdings Inc.	4	452
Hologic Inc. (b)	16	563
Illumina, Inc. (b)	3	798
Incyte Corporation (b)	3	194
LHC Group, Inc. (b)	—	65
LivaNova PLC (b)	3	124
Magellan Health Services Inc. (b)	8	383
Masimo Corp. (b)	2	350
Mednax, Inc. (b)	34	394
Mettler-Toledo International Inc. (b)	1	896
Molina Healthcare, Inc. (b)	5	739
Myriad Genetics, Inc. (b)	17	242
National Healthcare Corp.	1	91
OPKO Health, Inc. (a) (b)	79	106
Patterson Cos. Inc.	38	584
PerkinElmer Inc.	8	576
PRA Health Sciences, Inc. (b)	2	199
Premier Healthcare Solutions, Inc. - Class A (b)	6	190
Prestige Consumer Healthcare Inc. (b)	5	198
ResMed Inc.	6	926
Select Medical Holdings Corporation (b)	19	280
Steris Limited	1	175
Syneos Health, Inc. - Class A (b)	8	302
Teleflex Incorporated	2	534
Tenet Healthcare Corporation (b)	31	440
United Therapeutics Corporation (b)	12	1,101
Varian Medical Systems, Inc. (b)	8	836
Vertex Pharmaceuticals Incorporated (b)	2	435
Waters Corp. (b)	5	870
West Pharmaceutical Services Inc.	3	491
		19,956
Materials 7.4%
Albemarle Corporation	3	184
Allegheny Technologies Incorporated (b)	21	181
AptarGroup, Inc.	5	526
ARD Holdings S.A. - Class A	—	5
Ashland Global Holdings Inc.	13	645
Avery Dennison Corporation	9	919
Axalta Coating Systems Ltd. (b)	17	289
Ball Corporation	4	252
Berry Global Group, Inc. (b)	13	438
Boise Cascade Company	10	247
Cabot Corp.	12	317
Carpenter Technology Corp.	10	187
Century Aluminum Co. (b)	19	68
Cleveland-Cliffs Inc. (a)	27	108
Commercial Metals Co.	46	729
Compass Minerals International, Inc.	7	265
Crown Holdings Inc. (b)	9	508
Domtar Corp.	29	637
Eagle Materials Inc.	5	288
Element Solutions, Inc. (b)	41	342
FMC Corporation	7	561
Graphic Packaging Holding Company	55	676
Greif Inc. - Class A	7	232
H.B. Fuller Company	8	222
Hecla Mining Co.	133	242
Huntsman Corp.	38	546
Innospec Inc.	3	215
International Flavors & Fragrances Inc.	6	618
Kaiser Aluminum Corporation	4	244
Kronos Worldwide, Inc.	5	43
Louisiana-Pacific Corp.	20	336
Materion Corp.	3	102
Minerals Technologies Inc.	6	219
NewMarket Corp.	1	414
O-I Glass, Inc.	48	342
Olin Corporation	46	536
PolyOne Corporation	18	346
PQ Group Holdings Inc. (b)	3	33
Royal Gold Inc.	4	312
RPM International Inc.	14	808
Schnitzer Steel Industries Inc. - Class A	7	85
Schweitzer-Mauduit International Inc.	7	184
Scotts Miracle-Gro Co. - Class A	4	447
Sealed Air Corporation	8	207
Sensient Technologies Corporation	7	316
Silgan Holdings Inc.	15	426
Sonoco Products Co.	15	688
Stepan Co.	3	272
Summit Materials, Inc. - Class A (b)	15	231
The Chemours Company	32	286
Trinseo S.A.	11	204
United States Steel Corporation (a)	73	461
Univar Solutions Inc. (b)	27	294
Verso Corporation - Class A (b)	10	118
Vulcan Materials Co.	7	731
W. R. Grace & Co.	7	241
Warrior Met Coal, Inc.	21	227
Worthington Industries Inc.	8	214
		19,814
Consumer Staples 4.8%
B&G Foods, Inc. (a)	20	358
Boston Beer Co. Inc. - Class A (b)	1	223
Cal-Maine Foods Inc.	6	252
Casey's General Stores Inc.	6	821
Central Garden & Pet Co. - Class A (b)	9	226
Darling Ingredients Inc. (b)	29	550
Del Monte Fresh Produce Company	10	266
Edgewell Personal Care Colombia S A S (b)	18	423
Flowers Foods Inc.	30	624
Hain Celestial Group Inc. (b)	17	454
Herbalife Nutrition Ltd. (b)	14	409
Ingles Markets Inc. - Class A	3	95
J&J Snack Foods Corp.	1	170

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Lamb Weston Holdings Inc.	4	219
Lancaster Colony Corp.	2	301
McCormick & Co. Inc.	7	956
National Beverage Corp. (a) (b)	2	67
Nomad Foods Limited (b)	23	423
Nu Skin Enterprises, Inc. - Class A	17	370
Performance Food Group Company (b)	21	510
Post Holdings, Inc. (b)	5	411
PriceSmart Inc.	5	284
Rite Aid Corporation (a) (b)	86	1,283
Sanderson Farms Inc.	5	591
Seaboard Corp.	—	8
SpartanNash Co.	11	151
Spectrum Brands Legacy, Inc.	5	182
Sprouts Farmers Market, Inc. (b)	27	499
The Andersons, Inc.	6	109
Treehouse Foods, Inc. (b)	11	488
United Natural Foods Inc. (b)	35	322
Universal Corp.	5	238
USANA Health Sciences, Inc. (b)	2	139
Vector Group Ltd.	26	243
Weis Markets Inc.	3	139
		12,804
Utilities 4.5%
ALLETE, Inc.	7	405
Atmos Energy Corporation	11	1,076
Avista Corporation	11	461
Black Hills Corporation	7	417
Clearway Energy, Inc. - Class C	14	272
El Paso Electric Company	5	342
Essential Utilities, Inc.	13	511
Evergy, Inc.	6	335
Hawaiian Electric Industries Inc.	14	601
IDACORP Inc.	6	484
MDU Resources Group Inc.	7	155
MGE Energy, Inc.	2	150
National Fuel Gas Company	13	469
New Jersey Resources Corp.	11	382
NiSource Inc.	33	830
Northwest Natural Holding Company	5	279
NorthWestern Corp.	7	401
NRG Energy, Inc.	20	552
OGE Energy Corp.	26	807
One Gas, Inc.	6	467
Ormat Technologies Inc.	3	219
Otter Tail Corp.	3	128
PNM Resources, Inc.	10	390
Portland General Electric Co.	13	602
South Jersey Industries Inc.	11	279
Southwest Gas Corp.	5	366
Spire, Inc.	6	431
Terraform Power, Inc. - Class A	8	131
		11,942
Communication Services 3.8%
AMC Entertainment Holdings, Inc. - Class A (a)	33	104
AMC Networks, Inc. - Class A (b)	9	224
Cable One, Inc.	—	306
Cars.com Inc. (b)	19	83
Cinemark Holdings, Inc.	19	190
Clear Channel Outdoor Holdings, Inc. (b)	10	7
Consolidated Communications Holdings Inc.	41	186
Dish Network Corporation - Class A (b)	1	25
Gannett Media Corp. (a)	54	80
GCI Liberty, Inc. - Class A (b)	1	84
Gray Television, Inc. (b)	3	27
IAC/InterActiveCorp (b)	3	619
iHeartMedia, Inc. - Class A (b)	2	16
Intelsat Investments S.A. (a) (b)	11	17
Interpublic Group of Cos. Inc.	51	831
John Wiley & Sons Inc. - Class A	9	329
Liberty Broadband Corp. - Class C (b)	7	825
Liberty Latin America Ltd. - Class C (b)	28	283
Liberty Media Corporation - Class C (b)	17	454
Lions Gate Entertainment Corp. - Class A (b)	44	268
Live Nation Entertainment, Inc. (b)	5	248
Meredith Corporation (a)	8	101
Netflix, Inc. (b)	2	925
New York Times Co. - Class A	8	257
Nexstar Media Group, Inc. - Class A	4	210
Scholastic Corp.	5	140
Sinclair Broadcast Group Inc. - Class A	11	185
Sirius XM Holdings Inc. (a)	57	282
Snap Inc. - Class A (b)	13	152
Take-Two Interactive Software Inc. (b)	4	493
TEGNA Inc.	37	407
Telephone & Data Systems Inc.	5	85
The Madison Square Garden Company - Class A (b)	1	288
TripAdvisor Inc.	12	203
Twitter, Inc. (b)	20	484
Uber Technologies, Inc. (b)	3	92
US Cellular Corp. (b)	5	141
Zillow Group, Inc. - Class C (a) (b)	6	226
Zynga Inc. - Class A (b)	51	350
		10,227
Energy 2.2%
Apergy Corporation (b)	12	70
Arch Coal, Inc. - Class A	5	133
Archrock, Inc.	27	103
Cabot Oil & Gas Corp.	36	619
Callon Petroleum Company (b)	26	14
Centennial Resource Development, LLC - Class A (b)	40	11
Cheniere Energy, Inc. (b)	1	36
Cimarex Energy Co.	13	211
CNX Resources Corporation (b)	68	364
CVR Energy, Inc.	2	35
Delek US Holdings, Inc.	22	354
Diamond Offshore Drilling, Inc. (a) (b)	62	113
Diamondback Energy, Inc.	7	187
Dril-Quip Inc. (b)	8	254
EQT Corporation	100	706
Equitrans Midstream Corp. (a)	21	104
Forum Energy Technologies, Inc. (b)	43	8
Green Plains Renewable Energy Inc.	21	103
Gulfport Energy Corporation (a) (b)	78	35
Helix Energy Solutions Group, Inc. (b)	36	58
Kosmos Energy Ltd.	17	15
Magnolia Oil & Gas Corp. - Class A (b)	5	18
Nabors Industries Ltd	431	168
Oasis Petroleum Inc. (b)	165	58
Oceaneering International, Inc. (b)	47	138
Oil States International Inc. (b)	24	49
Parsley Energy Inc. - Class A	26	147
Patterson-UTI Energy Inc.	99	233
PDC Energy, Inc. (b)	12	77
Peabody Energy Corp.	27	78
QEP Resources, Inc.	164	55
Range Resources Corporation (a)	208	475
Reg Biofuels, LLC (b)	16	324
RPC Inc. (a)	25	51
Seadrill Limited (a) (b)	71	31
SM Energy Company	69	84
Southwestern Energy Co. (b)	48	82
Tidewater Inc. (b)	8	59
U.S. Silica Holdings, Inc. (a)	35	63
Unit Corp. (a) (b)	21	5
Valaris PLC - Class A	34	15
Whiting Petroleum Corporation (a) (b)	63	42
WPX Energy, Inc. (b)	61	187
		5,972
Total Common Stocks (cost $374,761)		263,178
SHORT TERM INVESTMENTS 3.4%
Securities Lending Collateral 2.3%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	6,084	6,084

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	2,637	2,637
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	96	96
0.15%, 02/25/21 (e) (f)	317	317
		413
Total Short Term Investments (cost $9,134)		9,134
Total Investments 101.8% (cost $383,895)		272,312
Other Derivative Instruments (0.0)%		(36)
Other Assets and Liabilities, Net (1.8)%		(4,829)
Total Net Assets 100.0%		267,447

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Fundamental U.S. Small Cap Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 Index	10	June 2020	552	(3)	22
S&P Midcap 400 Index	23	June 2020	3,188	(33)	118
				(36)	140

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/RAFI Multi-Factor U.S. Equity Fund
COMMON STOCKS 98.3%
Information Technology 16.9%
Accenture Public Limited Company - Class A	32	5,190
Adobe Inc. (a)	24	7,563
ADS Alliance Data Systems, Inc.	4	123
Advanced Micro Devices, Inc. (a)	90	4,115
Akamai Technologies, Inc. (a)	12	1,101
Amdocs Limited	24	1,324
Amkor Technology, Inc. (a)	33	258
Anixter International Inc. (a)	21	1,827
ANSYS, Inc. (a)	14	3,170
Apple Inc.	199	50,586
Applied Materials, Inc.	80	3,648
Arrow Electronics, Inc. (a)	31	1,593
Aspen Technology, Inc. (a)	4	407
Automatic Data Processing, Inc.	18	2,526
Avnet, Inc.	59	1,479
Benchmark Electronics, Inc.	22	430
Black Knight, Inc. (a)	17	980
Booz Allen Hamilton Holding Corporation - Class A	60	4,101
Broadridge Financial Solutions, Inc.	11	1,075
CACI International Inc. - Class A (a)	10	2,150
Cadence Design Systems Inc. (a)	22	1,487
CDK Global, Inc.	12	400
CDW Corp.	3	277
Cirrus Logic Inc. (a)	14	948
Citrix Systems Inc.	3	408
Conduent Inc. (a)	109	267
CoreLogic, Inc.	6	184
Corning Incorporated	321	6,593
Cree, Inc. (a)	38	1,331
Cypress Semiconductor Corp.	25	593
Dolby Laboratories, Inc.	7	405
Entegris, Inc.	9	417
EPAM Systems, Inc. (a)	3	644
F5 Networks, Inc. (a)	2	182
Fair Isaac Corporation (a)	5	1,686
Fidelity National Information Services, Inc.	39	4,714
Fiserv, Inc. (a)	57	5,437
FleetCor Technologies Inc. (a)	8	1,504
Flex Ltd. (a)	82	689
FLIR Systems Inc.	14	445
Gartner Inc. (a)	3	317
Genpact Limited	58	1,691
Global Payments Inc.	23	3,339
Hewlett Packard Enterprise Company	471	4,569
HP Inc.	229	3,975
IHS Markit Ltd.	34	2,058
Insight Enterprises, Inc. (a)	22	923
International Business Machines Corporation	336	37,312
Intuit Inc.	10	2,219
Jabil Inc.	46	1,122
Jack Henry & Associates Inc.	17	2,600
Juniper Networks, Inc.	86	1,651
KBR, Inc.	82	1,701
KLA-Tencor Corp.	20	2,944
Lam Research Corp.	16	3,795
Leidos Holdings Inc.	6	580
LogMeIn, Inc.	4	307
Manhattan Associates Inc. (a)	12	599
Mantech International Corp. - Class A	10	702
MasterCard Incorporated - Class A	79	19,175
Maxim Integrated Products, Inc.	5	254
MAXIMUS Inc.	10	586
Microchip Technology Incorporated (b)	11	740
Micron Technology, Inc. (a)	53	2,220
Microsoft Corporation	150	23,657
MKS Instruments, Inc.	4	327
Motorola Solutions Inc.	69	9,149
NCR Corporation (a)	32	563
NetScout Systems, Inc. (a)	27	630
NortonLifelock Inc.	31	581
Nuance Communications, Inc. (a)	18	297
NVIDIA Corporation	32	8,447
Paychex Inc.	35	2,186
PC Connection, Inc.	7	271
Pegasystems Inc.	3	213
Perspecta Inc.	9	170
Plexus Corp. (a)	12	666
Qorvo, Inc. (a)	6	466
Qualcomm Incorporated	219	14,805
Sabre Corporation	28	165
Sanmina Corp. (a)	24	665
Science Applications International Corp.	8	585
Seagate Technology Public Limited Company	186	9,060
Silicon Laboratories Inc. (a)	3	241
Skyworks Solutions, Inc.	19	1,670
Sykes Enterprises Inc. (a)	11	291
Synaptics Incorporated (a)	11	660
SYNNEX Corporation	8	566
Synopsys Inc. (a)	11	1,440
Tech Data Corp. (a)	27	3,481
Teradata Corporation (a)	24	491
Teradyne Inc.	23	1,265
Texas Instruments Incorporated	114	11,399
Tyler Technologies Inc. (a)	3	828
VeriSign, Inc. (a)	7	1,200
Visa Inc. - Class A	116	18,717
Vishay Intertechnology Inc.	56	807
Western Digital Corporation	46	1,927
Western Union Co.	74	1,350
Xilinx, Inc.	17	1,310
		338,182
Consumer Staples 15.5%
Altria Group, Inc.	123	4,759
Archer-Daniels-Midland Company	173	6,097
B&G Foods, Inc.	24	441
Boston Beer Co. Inc. - Class A (a)	4	1,485
Brown-Forman Corp. - Class B (b)	53	2,966
Bunge Limited	70	2,862
Cal-Maine Foods Inc.	17	740
Campbell Soup Company	44	2,015
Casey's General Stores Inc.	17	2,214
Church & Dwight Co. Inc.	41	2,610
Coca-Cola European Partners PLC	14	510
Colgate-Palmolive Co.	107	7,080
ConAgra Brands Inc.	73	2,138
Constellation Brands, Inc. - Class A	6	934
Costco Wholesale Corporation	93	26,600
Coty Inc. - Class A	12	60
Darling Ingredients Inc. (a)	31	595
Edgewell Personal Care Colombia S A S (a)	24	582
Estee Lauder Cos. Inc. - Class A	30	4,717
Flowers Foods Inc.	69	1,414
General Mills, Inc.	91	4,793
Herbalife Nutrition Ltd. (a)	17	486
Hershey Co.	26	3,421
Hormel Foods Corp.	25	1,171
Ingredion Inc.	7	534
J&J Snack Foods Corp.	3	418
JM Smucker Co.	17	1,849
Kellogg Co.	56	3,375
Keurig Dr Pepper Inc. (b)	29	695
Kimberly-Clark Corporation	45	5,727
Kraft Heinz Foods Company	49	1,222
Lamb Weston Holdings Inc.	22	1,256
Lancaster Colony Corp.	7	975
McCormick & Co. Inc.	11	1,601
Mondelez International, Inc. - Class A	67	3,379
Monster Beverage 1990 Corporation (a)	28	1,601
Nomad Foods Limited (a)	37	690
Nu Skin Enterprises, Inc. - Class A	32	707
PepsiCo, Inc.	267	32,094
Performance Food Group Company (a)	38	940
Philip Morris International Inc.	286	20,858
Pilgrim's Pride Corporation (a)	—	2
Procter & Gamble Co.	381	41,896

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Rite Aid Corporation (a)	29	437
Sanderson Farms Inc.	23	2,832
Sprouts Farmers Market, Inc. (a)	54	1,004
Sysco Corp.	92	4,177
The Clorox Company	13	2,218
The Coca-Cola Company	733	32,457
The Kroger Co.	407	12,246
Treehouse Foods, Inc. (a)	18	817
Tyson Foods Inc. - Class A	56	3,244
Universal Corp.	9	416
US Foods Holding Corp. (a)	57	1,016
Vector Group Ltd.	59	557
Walgreens Boots Alliance, Inc.	70	3,218
Walmart Inc.	381	43,337
		308,485
Consumer Discretionary 12.9%
Aaron's, Inc.	20	446
Abercrombie & Fitch Co. - Class A	83	754
Adient Public Limited Company (a)	31	281
Adtalem Global Education Inc. (a)	16	433
Advance Auto Parts, Inc.	4	419
American Axle & Manufacturing Holdings, Inc. (a)	49	177
American Eagle Outfitters, Inc.	168	1,332
Aramark	36	714
Asbury Automotive Group, Inc. (a)	12	686
AutoNation, Inc. (a)	20	563
AutoZone, Inc. (a)	4	3,200
Bed Bath & Beyond Inc. (b)	243	1,023
Best Buy Co., Inc.	100	5,726
Bloomin' Brands, Inc.	35	250
Booking Holdings Inc. (a)	1	1,663
BorgWarner Inc.	10	247
Bright Horizons Family Solutions Inc. (a)	9	922
Brinker International Inc.	62	747
Brunswick Corp.	6	213
Buckle Inc. (b)	40	547
Burlington Stores Inc. (a)	8	1,311
Caesars Entertainment Corp. (a)	34	227
Carmax Inc. (a) (b)	7	400
Carter's Inc.	20	1,325
Cheesecake Factory Inc. (b)	43	742
Chipotle Mexican Grill Inc. (a)	4	2,900
Churchill Downs Inc.	9	934
Cooper Tire & Rubber Co.	15	251
Core-Mark Holding Co. Inc.	15	436
Cracker Barrel Old Country Store, Inc. (b)	10	837
D.R. Horton, Inc.	16	543
Dana Holding Corp.	71	556
Darden Restaurants Inc.	15	844
Deckers Outdoor Corp. (a)	20	2,633
Designer Brands Inc. - Class A	83	413
Dick's Sporting Goods Inc.	27	585
Dillard's Inc. - Class A (b)	7	265
Dollar General Corp.	89	13,474
Dollar Tree Inc. (a)	15	1,080
Domino's Pizza, Inc.	14	4,544
Dorman Products Inc. (a)	9	483
Dunkin' Brands Group Inc.	15	775
eBay Inc.	19	566
Extended Stay America, Inc. - Class B	58	425
Foot Locker, Inc.	62	1,365
Ford Motor Company	1,531	7,395
Gap Inc. (b)	167	1,176
General Motors Company	467	9,703
Gentex Corp.	67	1,478
Genuine Parts Co.	13	893
G-III Apparel Group, Ltd. (a)	23	174
Graham Holdings Co.	2	710
Group 1 Automotive Inc.	12	549
Guess Inc.	32	220
H & R Block, Inc.	80	1,130
Hanesbrands Inc. (b)	97	762
Harley-Davidson, Inc. (b)	26	501
Hasbro, Inc.	10	684
Helen of Troy Ltd (a)	4	630
Hilton Worldwide Holdings Inc.	23	1,568
International Game Technology PLC	20	117
Jack in the Box Inc.	22	758
KAR Auction Services, Inc.	45	539
KB Home	12	211
Kohl's Corporation	57	837
L Brands, Inc. (b)	56	646
Las Vegas Sands Corp.	38	1,616
La-Z-Boy Inc.	25	512
LCI Industries	3	188
Lear Corporation	13	1,018
Leggett & Platt Inc.	50	1,336
Lennar Corporation - Class A	13	509
Lithia Motors Inc. - Class A	8	663
LKQ Corporation (a)	14	289
Lowe`s Companies, Inc.	84	7,248
Macy's, Inc. (b)	247	1,212
Marriott International, Inc. - Class A	13	1,006
Marriott Vacations Worldwide Corporation	9	494
Mattel, Inc. (a) (b)	83	732
McDonald's Corporation	136	22,480
MDC Holdings Inc.	27	631
Meritage Homes Corporation (a)	18	651
MGM Resorts International	20	239
Mohawk Industries Inc. (a)	3	220
Murphy USA Inc. (a)	22	1,858
Newell Brands Inc.	51	681
NIKE, Inc. - Class B	79	6,544
Nordstrom Inc. (b)	63	962
NVR, Inc. (a)	1	2,130
Office Depot Inc.	316	519
O'Reilly Automotive, Inc. (a)	12	3,608
Penn National Gaming Inc. (a)	19	238
Penske Automotive Group, Inc.	10	270
Polaris Industries Inc.	4	204
Pool Corporation	9	1,826
Pulte Homes Inc.	49	1,085
Qurate Retail, Inc. - Class A (a)	90	552
Ralph Lauren Corp. - Class A	13	838
Ross Stores Inc.	36	3,139
Sally Beauty Holdings, Inc. (a)	116	936
Seaworld Entertainment, Inc. (a)	34	376
Service Corp. International	25	966
ServiceMaster Holding Corporation (a)	12	328
Signet Jewelers Limited	28	181
Six Flags Operations Inc.	32	401
Skechers U.S.A. Inc. - Class A (a)	9	204
Sonic Automotive, Inc. - Class A	26	350
Starbucks Corporation	191	12,573
Steven Madden Ltd.	22	510
Target Corporation	288	26,754
Taylor Morrison Home II Corporation - Class A (a)	28	303
Tempur Sealy International, Inc. (a)	11	463
Tesla Inc. (a)	11	5,949
Texas Roadhouse Inc.	10	404
The Goodyear Tire & Rubber Company	23	131
The Home Depot, Inc.	130	24,252
The Wendy's Company	131	1,942
Thor Industries Inc. (b)	20	829
Tiffany & Co.	6	752
TJX Cos. Inc.	185	8,866
TopBuild Corp. (a)	3	183
Tractor Supply Co.	16	1,321
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	4	710
Urban Outfitters Inc. (a)	54	770
Vail Resorts, Inc.	4	532
VF Corp.	29	1,578
Visteon Corporation (a)	14	667
Whirlpool Corporation	21	1,774
Williams-Sonoma Inc.	46	1,968
Wyndham Destinations, Inc.	31	676
Wynn Resorts Ltd.	3	179
Yum! Brands, Inc.	63	4,331
		256,595

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Health Care 11.6%
AbbVie Inc.	176	13,380
Allergan Public Limited Company	16	2,776
Amedisys, Inc. (a)	3	551
AmerisourceBergen Corporation	7	647
Amgen Inc.	17	3,391
AMN Healthcare Services, Inc. (a)	3	184
Anthem, Inc.	25	5,592
Baxter International Inc.	47	3,820
Becton, Dickinson and Company	6	1,369
Biogen Inc. (a)	18	5,740
Bio-Rad Laboratories, Inc. - Class A (a)	3	1,205
Bristol-Myers Squibb Company	111	6,203
Brookdale Senior Living Inc. (a)	111	346
Bruker Corp.	17	604
Cardinal Health, Inc.	123	5,913
Catalent Inc. (a)	20	1,033
Cerner Corp.	29	1,815
Chemed Corporation	4	1,612
Cigna Holding Company	18	3,243
Cooper Cos. Inc.	8	2,133
CVS Health Corporation	510	30,263
Danaher Corporation	63	8,710
DaVita Inc. (a)	27	2,066
Dentsply Sirona Inc.	22	851
Edwards Lifesciences Corporation (a)	18	3,371
Encompass Health Corporation	21	1,371
Gilead Sciences, Inc.	239	17,865
Haemonetics Corp. (a)	4	385
HCA Healthcare, Inc.	29	2,635
Henry Schein Inc. (a)	17	842
Humana Inc.	24	7,646
Illumina, Inc. (a)	1	287
Intuitive Surgical, Inc. (a)	2	751
IQVIA Inc. (a)	3	338
Johnson & Johnson	225	29,485
Laboratory Corporation of America Holdings (a)	12	1,477
Magellan Health Services Inc. (a)	9	410
Masimo Corp. (a)	8	1,481
McKesson Corporation	65	8,804
Mednax, Inc. (a)	29	333
Merck & Co., Inc.	232	17,826
Mettler-Toledo International Inc. (a)	2	1,639
Molina Healthcare, Inc. (a)	3	382
Myriad Genetics, Inc. (a)	44	628
Patterson Cos. Inc.	52	789
Pfizer Inc.	140	4,583
Premier Healthcare Solutions, Inc. - Class A (a)	10	332
Quest Diagnostics Incorporated	24	1,940
ResMed Inc.	33	4,838
Select Medical Holdings Corporation (a)	36	537
Steris Limited	7	918
Syneos Health, Inc. - Class A (a)	7	272
Teleflex Incorporated	7	2,093
Tenet Healthcare Corporation (a)	53	766
United Therapeutics Corporation (a)	12	1,143
Varian Medical Systems, Inc. (a)	3	328
Vertex Pharmaceuticals Incorporated (a)	20	4,796
Waters Corp. (a)	2	364
West Pharmaceutical Services Inc.	5	787
Zimmer Biomet Holdings, Inc.	10	987
Zoetis Inc. - Class A	33	3,902
		230,778
Industrials 10.3%
3M Company	53	7,196
AAR Corp.	15	260
ABM Industries Incorporated	15	376
Actuant Corporation	21	340
Acuity Brands, Inc.	8	700
Advanced Disposal Services, Inc. (a)	17	572
AECOM (a)	39	1,178
AGCO Corporation	21	972
Air Lease Corporation - Class A	8	172
Allegiant Travel Company	4	306
Allison Systems, Inc.	35	1,142
AMERCO	2	441
American Airlines Group Inc. (b)	92	1,118
AMETEK, Inc.	11	775
AO Smith Corp.	21	786
Applied Industrial Technologies, Inc.	12	560
Arcosa, Inc.	20	789
Armstrong World Industries, Inc.	12	951
Atlas Air Worldwide Holdings, Inc. (a)	13	336
Avis Budget Group, Inc. (a)	68	945
Brady Corp. - Class A	7	296
BWXT Government Group, Inc.	27	1,332
C.H. Robinson Worldwide, Inc.	35	2,299
Carlisle Cos. Inc.	4	465
Cintas Corp.	15	2,651
Colfax Corp. (a)	13	258
Copart Inc. (a)	66	4,553
CoStar Group, Inc. (a)	3	1,587
Covanta Holding Corporation	32	275
Crane Co.	7	330
CSX Corp.	46	2,635
Cummins Inc.	18	2,409
Curtiss-Wright Corp.	9	789
Deere & Company	20	2,717
Delta Air Lines Inc.	16	454
Deluxe Corp.	21	557
Donaldson Co. Inc.	23	873
Dover Corporation	8	637
Eaton Corporation Public Limited Company	19	1,501
EMCOR Group, Inc.	4	223
Emerson Electric Co.	59	2,812
Encore Wire Corp.	7	295
Equifax Inc.	9	1,086
Expeditors International of Washington Inc.	24	1,617
Fastenal Co.	70	2,198
Fluor Corp.	72	495
Fortive Corporation	7	368
Fortune Brands Home & Security, Inc.	6	242
Franklin Electric Co. Inc.	9	423
FTI Consulting Inc. (a)	11	1,350
GATX Corporation (b)	15	959
Generac Holdings Inc. (a)	19	1,757
General Dynamics Corporation	22	2,913
General Electric Company	1,018	8,087
Graco Inc.	20	971
Greenbrier Cos. Inc.	32	574
Hawaiian Holdings, Inc.	33	348
HD Supply Holdings, Inc (a)	31	886
Healthcare Services Group Inc.	18	442
HEICO Corp.	7	499
Herman Miller Inc.	20	454
Hertz Global Holdings, Inc. (a)	90	556
Hexcel Corp.	19	714
HNI Corp.	16	414
Howmet Aerospace Inc.	15	237
HUB Group Inc. - Class A (a)	14	626
Hubbell Inc.	7	829
Huntington Ingalls Industries Inc.	3	622
IDEX Corporation	6	889
Illinois Tool Works Inc.	42	5,949
Ingersoll Rand Inc. (a)	18	449
ITT Industries Holdings, Inc.	19	845
Jacobs Engineering Group Inc.	41	3,243
JB Hunt Transport Services Inc.	8	731
JetBlue Airways Corp. (a)	80	715
Kansas City Southern	4	568
Knight-Swift Transportation Holdings Inc. - Class A (b)	23	762
L3Harris Technologies, Inc.	24	4,385
Landstar System Inc.	10	936
Lennox International Inc.	7	1,351
Lincoln Electric Holdings Inc.	17	1,169
Lockheed Martin Corporation	41	13,844
Macquarie Infrastructure Corporation	28	696
ManpowerGroup Inc.	25	1,323

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Masco Corporation	63	2,174
Masonite International Corporation (a)	7	314
Moog Inc. - Class A	11	562
MRC Global Inc. (a)	48	203
MSA Safety Inc.	4	423
MSC Industrial Direct Co. - Class A	24	1,298
Mueller Industries Inc.	19	447
Nielsen Holdings plc	13	169
Nordson Corp.	10	1,321
Northrop Grumman Systems Corp.	28	8,605
Now, Inc. (a)	77	397
Old Dominion Freight Line Inc.	16	2,048
Owens Corning Inc.	15	582
Parker-Hannifin Corporation	6	837
Pentair Public Limited Company	10	300
Quanta Services, Inc.	37	1,170
Raytheon Company	40	5,265
Republic Services Inc.	27	2,041
Rexnord Corporation	9	208
Robert Half International Inc.	17	633
Rockwell Automation Inc.	14	2,148
Rollins Inc.	19	704
Rush Enterprises Inc. - Class A	9	287
Ryder System, Inc.	10	253
Simpson Manufacturing Co. Inc.	3	211
SkyWest Inc.	16	409
Southwest Airlines Co.	8	298
SPX Flow, Inc. (a)	10	286
Stanley Black & Decker Inc.	8	764
Steelcase Inc. - Class A	36	357
Stericycle Inc. (a)	19	947
Teledyne Technologies Inc. (a)	7	2,055
Terex Corp.	50	720
Tetra Tech, Inc.	3	229
The Boeing Company	32	4,719
Timken Co.	34	1,089
Toro Co.	17	1,119
Trane Technologies Public Limited Company	12	952
TransDigm Group Inc.	8	2,647
TransUnion	14	939
Trinity Industries Inc.	46	742
Tutor Perini Corp. (a)	27	180
Union Pacific Corporation	71	9,955
United Airlines Holdings, Inc. (a)	4	133
United Parcel Service Inc. - Class B	76	7,068
United Rentals Inc. (a)	4	383
Universal Forest Products Inc.	20	739
Verisk Analytics, Inc.	32	4,453
W. W. Grainger, Inc.	6	1,576
WABCO Holdings Inc. (a)	13	1,791
Wabtec Corp.	4	189
Waste Connections, Inc.	10	810
Waste Management, Inc.	53	4,910
Watsco Inc.	10	1,657
Werner Enterprises Inc.	21	758
WESCO International, Inc. (a)	39	902
Woodward Governor Co.	5	278
XPO Logistics Inc. (a)	7	330
Xylem Inc.	14	928
		205,297
Financials 9.3%
Affiliated Managers Group, Inc.	5	307
AFLAC Incorporated	105	3,579
Alleghany Corporation	2	1,272
Ally Financial Inc.	167	2,410
American Financial Group, Inc.	10	731
American International Group, Inc.	301	7,305
Ameriprise Financial, Inc.	6	650
Annaly Capital Management, Inc.	162	824
Aon PLC - Class A	29	4,853
Arthur J Gallagher & Co.	21	1,710
Artisan Partners Asset Management Inc. - Class A	11	226
Assurant, Inc.	21	2,164
BlackRock, Inc.	6	2,499
Blackstone Mortgage Trust, Inc. - Class A (b)	29	542
Brighthouse Financial, Inc. (a)	30	733
Brown & Brown Inc.	53	1,937
Cannae Holdings, Inc. (a)	15	509
Capital One Financial Corporation	137	6,914
Chubb Limited	59	6,545
Cincinnati Financial Corporation	24	1,776
CIT Group Inc.	38	664
Citigroup Inc.	104	4,375
Citizens Financial Group Inc.	22	409
CME Group Inc.	35	6,042
CNO Financial Group, Inc.	71	876
Cohen & Steers, Inc.	5	237
Discover Financial Services	39	1,381
Eaton Vance Corp.	24	787
Equitable Holdings, Inc.	22	317
Erie Indemnity Company - Class A (b)	5	780
Essent Group Ltd.	6	149
Evercore Inc. - Class A	7	322
FactSet Research Systems Inc.	6	1,623
Federated Investors, Inc. - Class B	29	554
Fidelity National Financial, Inc.	34	853
Fifth Third Bancorp	36	528
First American Financial Corporation	36	1,539
First Horizon National Corporation	23	182
First Republic Bank	12	989
FirstCash, Inc.	5	377
Franklin Resources Inc.	106	1,768
Genworth Financial, Inc. - Class A (a)	234	778
Globe Life Inc.	4	308
Hanover Insurance Group Inc.	8	767
Houlihan Lokey Inc. - Class A	6	324
Intercontinental Exchange, Inc.	50	4,039
Invesco Ltd.	93	842
Janus Henderson Group PLC	11	176
Jefferies Financial Group Inc.	32	432
JPMorgan Chase & Co.	148	13,289
Kemper Corp.	10	727
KeyCorp	49	511
Ladder Capital Corp - Class A	24	114
Legg Mason, Inc.	36	1,735
Lincoln National Corporation	57	1,490
Loews Corp.	61	2,137
LPL Financial Holdings Inc.	30	1,622
Markel Corporation (a)	2	1,460
MarketAxess Holdings Inc.	5	1,743
Marsh & McLennan Companies, Inc.	92	7,971
Mercury General Corp.	14	589
MetLife, Inc.	119	3,646
MFA Financial, Inc.	101	157
Moody's Corp.	13	2,821
Morgan Stanley	56	1,918
Morningstar Inc.	6	644
MSCI Inc.	16	4,702
NASDAQ Inc.	17	1,622
Navient Corporation	130	984
New York Community Bancorp Inc.	68	637
Old Republic International Corp.	41	627
Pinnacle Financial Partners, Inc.	5	206
ProAssurance Corporation	20	512
Progressive Corp.	46	3,384
Prudential Financial Inc.	29	1,488
Radian Group Inc.	13	168
RLI Corp.	10	848
S&P Global Inc.	21	5,187
Santander Consumer USA Holdings Inc.	47	647
SEI Investments Co.	29	1,353
State Street Corporation	17	908
Stewart Information Services Corp.	9	239
Stifel Financial Corp.	5	199
T. Rowe Price Group, Inc.	34	3,354
The Allstate Corporation	86	7,851
The Blackstone Group Inc.	41	1,859
The Goldman Sachs Group, Inc.	34	5,190
The Hartford Financial Services Group, Inc.	17	601

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
The PNC Financial Services Group, Inc.	19	1,795
The PRA Group, Inc. (a)	14	401
The Travelers Companies, Inc.	99	9,823
Two Harbors Investment Corp.	137	524
Unum Group	29	434
Valley National Bancorp	23	172
Voya Financial, Inc.	65	2,620
W. R. Berkley Corporation	23	1,215
Waddell & Reed Financial Inc. - Class A (b)	52	593
Western Alliance Bancorp	7	215
White Mountains Insurance Group Ltd	1	501
Willis Towers Watson Public Limited Company	13	2,286
		185,623
Communication Services 7.7%
Activision Blizzard, Inc.	37	2,230
Altice USA, Inc. - Class A (a)	19	415
AMC Entertainment Holdings, Inc. - Class A (b)	33	106
AMC Networks, Inc. - Class A (a)	9	212
AT&T Inc.	872	25,432
Cable One, Inc.	1	2,187
CenturyLink Inc.	491	4,640
Charter Communications, Inc. - Class A (a)	10	4,227
Cinemark Holdings, Inc.	30	308
Comcast Corporation - Class A	114	3,912
Dish Network Corporation - Class A (a)	10	195
Electronic Arts Inc. (a)	2	233
Facebook, Inc. - Class A (a)	118	19,680
GCI Liberty, Inc. - Class A (a)	7	426
Interpublic Group of Cos. Inc.	88	1,428
Liberty Broadband Corp. - Class C (a)	19	2,097
Liberty Media Corporation - Class C (a)	16	431
Liberty SiriusXM Group - Class C (a)	78	2,468
New York Times Co. - Class A	9	288
News Corporation - Class A	141	1,265
Nexstar Media Group, Inc. - Class A	4	212
Omnicom Group Inc.	40	2,194
Scholastic Corp.	14	355
Sinclair Broadcast Group Inc. - Class A	17	278
Sirius XM Holdings Inc. (b)	173	856
Snap Inc. - Class A (a)	77	915
Sprint Corporation (a)	165	1,423
Take-Two Interactive Software Inc. (a)	9	1,031
TEGNA Inc.	126	1,364
Telephone & Data Systems Inc.	49	823
The Madison Square Garden Company - Class A (a)	2	448
T-Mobile USA, Inc. (a)	15	1,299
US Cellular Corp. (a)	9	271
Verizon Communications Inc.	756	40,610
ViacomCBS Inc. - Class B	138	1,940
Walt Disney Co.	285	27,492
Zillow Group, Inc. - Class C (a) (b)	12	445
Zynga Inc. - Class A (a)	70	481
		154,617
Real Estate 5.4%
Acadia Realty Trust	14	174
AGNC Investment Corp.	50	533
Alexandria Real Estate Equities, Inc.	22	2,955
American Campus Communities, Inc.	25	705
American Homes 4 Rent - Class A	47	1,097
American Tower Corporation	33	7,116
Apartment Investment and Management Company - Class A	23	821
Apollo Commercial Real Estate Finance, Inc.	22	162
Apple Hospitality REIT, Inc.	89	814
AvalonBay Communities, Inc.	6	907
Boston Properties Inc.	9	860
Brandywine Realty Trust	46	483
Brixmor Property Group Inc.	100	946
Camden Property Trust	21	1,682
CBRE Group, Inc. - Class A (a)	15	551
Chimera Investment Corporation	59	540
Colony Capital, Inc. - Class A	137	239
Columbia Property Trust Inc.	37	467
CoreCivic, Inc.	65	726
Corporate Office Properties Trust	22	490
Cousins Properties Incorporated	11	336
Crown Castle International Corp.	37	5,392
CubeSmart	21	567
Cyrusone LLC	19	1,155
Digital Realty Trust Inc.	10	1,324
Diversified Healthcare Trust	122	445
Douglas Emmett, Inc.	23	705
Duke Realty Corp.	79	2,559
EastGroup Properties Inc.	6	640
EPR Properties	11	260
Equinix, Inc.	7	4,299
Equity Commonwealth	29	932
Equity Lifestyle Properties, Inc.	28	1,591
Equity Residential	44	2,710
Essex Property Trust Inc.	3	637
Extra Space Storage Inc.	22	2,075
Federal Realty Investment Trust	8	596
First Industrial Realty Trust, Inc.	22	731
Gaming and Leisure Properties, Inc.	37	1,019
Healthcare Realty Trust Inc.	20	562
Healthcare Trust of America, Inc. - Class A	50	1,223
Healthpeak Properties, Inc.	39	922
Highwoods Properties Inc.	18	653
Hudson Pacific Properties Inc.	24	597
Invesco Mortgage Capital Inc. (b)	87	297
Invitation Homes Inc.	87	1,862
Iron Mountain Incorporated (b)	29	692
JBG Smith Properties	6	189
Kilroy Realty Corporation	23	1,469
Kimco Realty Corporation	86	831
Kite Realty Naperville, LLC	35	333
Lamar Advertising Co. - Class A	19	955
Lexington Realty Trust	90	893
Life Storage Inc.	11	1,025
Macerich Co. (b)	33	183
Mack-Cali Realty Corporation	35	536
Medical Properties Trust, Inc.	106	1,828
Mid-America Apartment Communities, Inc.	13	1,356
National Health Investors, Inc.	5	250
National Retail Properties, Inc.	21	690
New Residential Investment Corp.	25	125
New York Mortgage Trust Inc.	77	119
Office Properties Income Trust	11	301
Omega Healthcare Investors, Inc.	34	914
OUTFRONT Media Inc.	56	751
Paramount Group, Inc.	61	537
PennyMac Mortgage Investment Trust	44	466
Physicians Realty Trust	26	360
Piedmont Office Realty Trust Inc. - Class A	52	915
ProLogis Inc.	66	5,313
PS Business Parks, Inc.	5	727
Public Storage	12	2,415
Rayonier Inc.	32	747
Realogy Holdings Corp.	51	153
Realty Income Corporation	12	616
Redwood Trust Inc.	57	288
Regency Centers Corp.	26	997
Retail Opportunity Investments Corp.	20	164
Retail Properties of America, Inc. - Class A	86	443
RLJ III-EM Columbus Lessee, LLC	21	165
Ryman Hospitality Properties, Inc.	6	202
Sabra Health Care REIT, Inc.	41	444
SBA Communications Corporation	12	3,118
Service Properties Trust	63	340
Simon Property Group, Inc.	34	1,865
SITE Centers Corp.	90	467
SL Green Realty Corp.	10	415
Spirit Realty Capital, Inc.	34	895
STAG Industrial, Inc.	16	353
Starwood Property Trust, Inc. (b)	82	836
STORE Capital Corp.	35	635
Sun Communities Inc.	16	1,979
Tanger Factory Outlet Centers Inc. (b)	25	127

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Taubman Centers Inc.	13	526
UDR, Inc.	55	2,026
Ventas, Inc.	29	771
VEREIT, Inc.	179	878
VICI Properties Inc. (b)	58	972
Vornado Realty Trust	13	458
W.P. Carey Inc.	34	1,979
Washington REIT	17	396
Weingarten Realty Investors	34	486
Welltower Inc.	29	1,311
Weyerhaeuser Company	84	1,427
Xenia Hotels & Resorts Inc.	35	361
		107,370
Energy 3.5%
Apache Corporation	21	88
Archrock, Inc.	46	174
Baker Hughes, a GE Company, LLC - Class A	93	978
Chevron Corporation	237	17,209
CNX Resources Corporation (a)	49	260
ConocoPhillips	103	3,172
CVR Energy, Inc.	6	95
Dril-Quip Inc. (a)	14	414
Exxon Mobil Corporation	385	14,617
Helix Energy Solutions Group, Inc. (a)	61	100
Helmerich & Payne Inc.	11	180
Hess Corporation	73	2,441
HollyFrontier Corp.	102	2,500
Kinder Morgan, Inc.	120	1,669
Marathon Oil Corporation	193	635
Marathon Petroleum Corporation	184	4,356
Murphy Oil Corporation (b)	65	397
Nabors Industries Ltd	183	71
National Oilwell Varco, Inc.	187	1,839
Oceaneering International, Inc. (a)	93	273
Patterson-UTI Energy Inc.	81	191
PBF Energy Inc. - Class A	40	284
Phillips 66	163	8,748
Reg Biofuels, LLC (a)	9	180
SM Energy Company	70	85
Transocean Ltd. (a) (b)	142	164
Valero Energy Corporation	188	8,506
World Fuel Services Corp.	26	651
		70,277
Materials 2.9%
Air Products and Chemicals, Inc.	11	2,135
Alcoa Corporation (a)	57	353
Allegheny Technologies Incorporated (a)	15	132
Amcor Plc	31	253
AptarGroup, Inc.	14	1,350
Avery Dennison Corporation	18	1,836
Axalta Coating Systems Ltd. (a)	33	564
Ball Corporation	42	2,738
Boise Cascade Company	21	503
Carpenter Technology Corp.	18	350
Celanese Corp. - Class A	9	682
Commercial Metals Co.	75	1,180
Compass Minerals International, Inc.	8	306
Crown Holdings Inc. (a)	34	1,969
Domtar Corp.	52	1,131
Eagle Materials Inc.	5	273
Eastman Chemical Co.	8	381
Ecolab Inc.	15	2,378
FMC Corporation	9	774
Freeport-McMoRan Inc. - Class B	58	388
Graphic Packaging Holding Company	82	995
Greif Inc. - Class A	7	213
Huntsman Corp.	24	348
Innospec Inc.	6	400
Kaiser Aluminum Corporation	5	379
Linde Public Limited Company	26	4,574
Louisiana-Pacific Corp.	15	266
LyondellBasell Industries N.V. - Class A	168	8,327
Martin Marietta Materials Inc.	3	538
MOS Holdings Inc.	143	1,546
NewMarket Corp.	3	988
Newmont Corporation	39	1,773
Nucor Corporation	24	856
O-I Glass, Inc.	45	323
Olin Corporation	22	258
PolyOne Corporation	21	404
PPG Industries, Inc.	20	1,681
Reliance Steel & Aluminum Co.	25	2,202
Royal Gold Inc.	5	404
RPM International Inc.	15	915
Schweitzer-Mauduit International Inc.	13	350
Scotts Miracle-Gro Co. - Class A	19	1,936
Sealed Air Corporation	23	575
Sensient Technologies Corporation	12	504
Sherwin-Williams Co.	5	2,137
Silgan Holdings Inc.	29	830
Sonoco Products Co.	24	1,092
Steel Dynamics Inc.	14	321
Ternium SA - ADR	11	125
W. R. Grace & Co.	8	272
Warrior Met Coal, Inc.	38	401
Westrock Company, Inc.	40	1,121
Worthington Industries Inc.	11	298
		57,028
Utilities 2.3%
Alliant Energy Corporation	13	605
American Electric Power Company, Inc.	24	1,912
American Water Works Company, Inc.	9	1,022
AVANGRID, Inc.	1	66
Avista Corporation	14	587
Black Hills Corporation	5	316
CMS Energy Corp.	12	728
Dominion Energy, Inc.	16	1,145
Edison International	17	934
Entergy Corporation	42	3,903
Essential Utilities, Inc.	15	619
Evergy, Inc.	12	673
Eversource Energy	15	1,183
Exelon Corporation	149	5,487
FirstEnergy Corp.	25	995
Hawaiian Electric Industries Inc.	22	941
MDU Resources Group Inc.	29	613
NextEra Energy, Inc.	24	5,693
Portland General Electric Co.	7	351
PPL Corporation	52	1,277
Sempra Energy	13	1,477
The AES Corporation	271	3,679
The Southern Company	156	8,431
Vistra Energy Corp.	97	1,542
WEC Energy Group Inc.	15	1,317
Xcel Energy Inc.	25	1,479
		46,975
Total Common Stocks (cost $2,341,877)		1,961,227
SHORT TERM INVESTMENTS 2.5%
Investment Companies 1.2%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	24,262	24,262
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	22,125	22,125
U.S. Treasury Bill 0.2%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	928	928
0.41%, 09/10/20 (e) (f)	130	130
0.05%, 12/31/20 (e) (f)	190	190
0.15%, 02/25/21 (e) (f)	2,329	2,326
		3,574
Total Short Term Investments (cost $49,963)		49,961
Total Investments 100.8% (cost $2,391,840)		2,011,188
Other Derivative Instruments (0.0)%		(497)
Other Assets and Liabilities, Net (0.8)%		(15,900)
Total Net Assets 100.0%		1,994,791

(a) Non-income producing security.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/RAFI Multi-Factor U.S. Equity Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	219	June 2020	28,800	(406)	(662)
S&P Midcap 400 Index	65	June 2020	9,610	(91)	(264)
				(497)	(926)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/S&P Competitive Advantage Fund
COMMON STOCKS 99.4%
Information Technology 34.3%
Accenture Public Limited Company - Class A (a)	370	60,494
Adobe Inc. (b)	65	20,728
Apple Inc.	292	74,341
Automatic Data Processing, Inc. (a)	434	59,382
Citrix Systems Inc. (a)	700	99,036
F5 Networks, Inc. (b)	361	38,450
Intuit Inc.	265	60,898
Jack Henry & Associates Inc. (a)	148	22,924
NetApp, Inc.	1,402	58,462
Paychex Inc.	879	55,278
Qualcomm Incorporated	317	21,461
Skyworks Solutions, Inc. (a)	327	29,265
Texas Instruments Incorporated	601	60,022
		660,741
Industrials 25.2%
Copart Inc. (a) (b)	591	40,517
Fastenal Co. (a)	2,157	67,406
Illinois Tool Works Inc. (a)	276	39,163
JB Hunt Transport Services Inc. (a)	442	40,757
Lockheed Martin Corporation (a)	124	42,057
Old Dominion Freight Line Inc. (a)	173	22,680
Robert Half International Inc. (a)	1,326	50,058
Rockwell Automation Inc. (a)	409	61,733
Southwest Airlines Co. (a)	483	17,205
United Parcel Service Inc. - Class B	454	42,463
W. W. Grainger, Inc. (a)	248	61,665
		485,704
Consumer Discretionary 14.3%
Best Buy Co., Inc.	991	56,495
Booking Holdings Inc. (b)	39	52,032
H & R Block, Inc. (a)	2,040	28,727
NIKE, Inc. - Class B	803	66,432
NVR, Inc. (a) (b)	6	15,636
Ross Stores Inc.	648	56,404
		275,726
Health Care 14.0%
Align Technology, Inc. (a) (b)	224	38,910
AmerisourceBergen Corporation	266	23,517
Biogen Inc. (b)	268	84,860
Eli Lilly & Co. (a)	210	29,139
Merck & Co., Inc.	281	21,591
Mettler-Toledo International Inc. (a) (b)	71	49,225
Waters Corp. (a) (b)	117	21,249
		268,491
Consumer Staples 8.5%
Estee Lauder Cos. Inc. - Class A (a)	125	19,854
Hershey Co.	475	62,906
The Clorox Company	460	79,715
		162,475
Materials 2.0%
Avery Dennison Corporation	385	39,204
Financials 1.1%
MarketAxess Holdings Inc. (a)	61	20,436
Total Common Stocks (cost $1,959,938)		1,912,777
SHORT TERM INVESTMENTS 3.2%
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	15,850	15,850
Repurchase Agreement with CIT, 0.60% (Collateralized by publicly traded equities with a value of $49,500) acquired on 03/31/20, due 07/01/20 at $45,069	45,000	45,000
		60,850
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	1,093	1,093
0.05%, 12/31/20 (e) (f)	395	395
0.15%, 02/25/21 (e) (f)	90	90
		1,578
Total Short Term Investments (cost $62,427)		62,428
Total Investments 102.6% (cost $2,022,365)		1,975,205
Other Derivative Instruments (0.0)%		(255)
Other Assets and Liabilities, Net (2.6)%		(50,399)
Total Net Assets 100.0%		1,924,551

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Competitive Advantage Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	123	June 2020	16,500	(255)	(696)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/S&P Dividend Income & Growth Fund
COMMON STOCKS 99.0%
Health Care 11.7%
Amgen Inc.	672	136,186
Cardinal Health, Inc.	2,065	98,988
Johnson & Johnson	1,077	141,280
Pfizer Inc.	1,289	42,071
		418,525
Consumer Staples 11.1%
Archer-Daniels-Midland Company	3,613	127,092
Kimberly-Clark Corporation (a)	1,055	134,910
Philip Morris International Inc. (a)	1,823	133,038
		395,040
Industrials 10.6%
3M Company (a)	896	122,342
Eaton Corporation Public Limited Company (a)	588	45,714
PACCAR Inc.	2,030	124,111
United Parcel Service Inc. - Class B (a)	924	86,346
		378,513
Information Technology 10.5%
Cisco Systems, Inc. (a)	3,275	128,739
International Business Machines Corporation (a)	1,075	119,284
Maxim Integrated Products, Inc.	2,588	125,815
		373,838
Utilities 10.4%
Duke Energy Corporation (a)	1,590	128,608
PPL Corporation	4,588	113,222
The Southern Company (a)	2,392	129,514
		371,344
Materials 9.8%
Air Products and Chemicals, Inc.	637	127,128
Linde Public Limited Company	508	87,803
LyondellBasell Industries N.V. - Class A	601	29,817
Nucor Corporation (a)	2,947	106,140
		350,888
Communication Services 9.1%
Comcast Corporation - Class A	3,360	115,514
Omnicom Group Inc. (a)	1,907	104,693
Walt Disney Co.	1,068	103,154
		323,361
Financials 7.5%
Comerica Inc.	815	23,911
Invesco Ltd. (a)	9,008	81,797
People's United Financial Inc. (a)	9,034	99,831
Principal Financial Group, Inc. (a)	986	30,909
Wells Fargo & Company	1,020	29,268
		265,716
Energy 6.7%
Chevron Corporation	447	32,387
Exxon Mobil Corporation (a)	2,288	86,862
ONEOK, Inc. (a)	1,419	30,945
The Williams Companies, Inc.	2,257	31,940
Valero Energy Corporation (a)	1,278	57,959
		240,093
Consumer Discretionary 6.2%
Carnival Plc (a)	3,524	46,408
Harley-Davidson, Inc. (a)	4,142	78,411
Nordstrom Inc. (a)	1,664	25,521
Ralph Lauren Corp. - Class A (a)	482	32,239
The Home Depot, Inc. (a)	198	36,928
		219,507
Real Estate 5.4%
Kimco Realty Corporation (a)	7,543	72,940
Simon Property Group, Inc. (a)	1,017	55,781
Ventas, Inc. (a)	2,342	62,763
		191,484
Total Common Stocks (cost $4,676,961)		3,528,309
SHORT TERM INVESTMENTS 4.3%
Securities Lending Collateral 3.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	30,007	30,007
Repurchase Agreement with CIT, 0.60% (Collateralized by publicly traded equities U.S. Treasury securities with a value of $93,850) acquired on 03/31/20, due 07/01/20 at $90,138	90,000	90,000
		120,007
Investment Companies 0.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	28,266	28,266
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (d) (e)	3,056	3,055
0.41%, 09/10/20 (d) (e)	45	45
0.05%, 12/31/20 (d) (e)	543	542
0.15%, 02/25/21 (d) (e)	43	43
		3,685
Total Short Term Investments (cost $151,958)		151,958
Total Investments 103.3% (cost $4,828,919)		3,680,267
Other Derivative Instruments (0.0)%		(604)
Other Assets and Liabilities, Net (3.3)%		(115,885)
Total Net Assets 100.0%		3,563,778

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Investment in affiliate.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) The coupon rate represents the yield to maturity.

JNL/S&P Dividend Income & Growth Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	291	June 2020	39,008	(604)	(1,619)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/S&P International 5 Fund
COMMON STOCKS 96.7%
Japan 26.2%
Aisin Seiki Co. Ltd.	12	301
Amada Co. Ltd.	38	298
Bridgestone Corp.	12	371
Canon Inc.	16	346
Concordia Financial Group, Ltd. (a)	51	150
Daiwa House Industry Co. Ltd.	15	359
Fukuoka Financial Group, Inc.	12	152
Japan Airlines Co., Ltd	17	302
Japan Hotel REIT Investment Corporation	1	173
Japan Post Holdings Co., Ltd.	46	361
Japan Post Insurance Co., Ltd.	17	212
Japan Retail Fund Investment Corp.	—	102
Japan Tobacco Inc.	20	375
JFE Holdings Inc.	43	278
JXTG Holdings, Inc.	100	341
Kajima Corp.	33	336
Kansai Electric Power Co. Inc.	37	410
Komatsu Ltd.	20	329
Marubeni Corp.	60	299
Mazda Motor Corp.	57	298
Mitsubishi Corp.	16	345
Mitsubishi Heavy Industries Ltd.	13	319
Mitsubishi Motors Corp.	103	293
Mitsui & Co. Ltd.	24	334
Mitsui Chemicals Inc.	16	304
MS&AD Insurance Group Holdings, Inc.	13	349
NGK Spark Plug Co. Ltd.	16	223
Nikon Corp.	39	354
Nomura Real Estate Holdings, Inc.	12	194
NSK Ltd.	46	292
Resona Holdings Inc.	106	318
Showa Denko KK	18	375
Sojitz Corp.	121	285
Subaru Corp. NPV	17	316
Sumitomo Chemical Co. Ltd.	108	318
Sumitomo Corp.	29	327
Sumitomo Heavy Industries Ltd.	12	217
Sumitomo Rubber Industries Inc.	17	158
Tohoku Electric Power Co. Inc.	20	193
Tosoh Corp.	25	286
Yamaha Motor Co. Ltd.	25	298
		11,891
United Kingdom 10.8%
Anglo American PLC	22	378
Aviva PLC	108	357
British American Tobacco P.L.C.	13	427
Coca-Cola European Partners PLC	10	364
Direct Line Insurance Limited	57	210
GlaxoSmithKline PLC	24	462
International Consolidated Airlines Group, S.A.	51	134
ITV Plc	222	181
Land Securities Group PLC	31	213
Next PLC	6	322
Persimmon Public Limited Company	14	325
Rio Tinto PLC	11	492
Schroders PLC	6	184
Taylor Wimpey PLC	194	283
The British Land Company Public Limited Company	52	218
WPP 2012 Limited	52	357
		4,907
France 8.8%
Accor SA (a)	14	383
AXA SA	21	368
Bouygues SA	12	362
Bureau Veritas	14	256
Capgemini SA	5	380
Cie de Saint-Gobain	14	342
Compagnie Generale des Etablissements Michelin	5	417
Credit Agricole SA	41	298
Schneider Electric SE	5	423
Sodexo SA (a)	5	353
VINCI	5	401
		3,983
Australia 8.5%
AGL Energy Limited	25	261
Alumina Ltd.	225	200
Aurizon Holdings Limited	99	258
BHP Group PLC	14	248
BlueScope Steel Ltd.	37	194
Boral Ltd.	96	120
Brambles Limited	40	260
Caltex Australia Ltd.	15	200
Commonwealth Bank of Australia	6	224
Crown Resorts Limited	21	97
Fortescue Metals Group Ltd.	46	279
Qantas Airways Ltd.	87	170
QBE Insurance Group Ltd.	35	186
Rio Tinto Ltd.	5	280
South32 Limited	220	234
Stockland	92	143
Suncorp Group Ltd.	43	238
Vicinity Centres RE Ltd	98	62
Westpac Banking Corporation	20	206
		3,860
Germany 7.0%
Allianz SE	2	390
Bayer AG	7	403
Deutsche Post AG	16	441
Deutsche Telekom AG	30	390
Fresenius Medical Care AG & Co. KGaA	7	436
HeidelbergCement AG	8	351
Muenchener Rueckversicherungs AG	2	381
Siemens AG	5	410
		3,202
Sweden 5.3%
Aktiebolaget SKF - Class B (a)	28	388
Aktiebolaget Volvo - Class B	32	388
Husqvarna Aktiebolag - Class B	34	170
ICA Gruppen Aktiebolag	6	252
Sandvik AB	30	427
Securitas AB - Class B	17	178
Telia Co. AB	126	451
Trelleborg AB	15	156
		2,410
Italy 4.6%
A2A SpA	187	232
Assicurazioni Generali SpA	27	374
Atlantia SpA	23	286
Intesa Sanpaolo SpA	204	336
Mediobanca SpA	54	301
Poste Italiane - Societa' Per Azioni	46	391
Telecom Italia SpA	402	160
		2,080
Switzerland 4.1%
Roche Holding AG	2	499
Swiss Re AG (a)	5	403
Swisscom AG (a)	1	498
Zurich Insurance Group AG	1	446
		1,846
Belgium 3.2%
ageas SA/NV	9	391
Anheuser-Busch InBev	8	375
Proximus	14	322
Solvay SA	5	354
		1,442
South Korea 3.1%
Honam Petrochemical Corp.	2	293
Lotte Shopping Co., Ltd.	2	112
POSCO	2	258
Samsung Fire & Marine Insurance Co. Ltd.	2	222
SK innovation Co., Ltd.	3	239

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Woongjin Coway Co., Ltd.	6	264
		1,388
Canada 2.6%
Air Canada (b)	9	95
Cenovus Energy Inc.	30	60
Empire Company Limited - Class A	3	63
Genworth MI Canada Inc.	2	40
George Weston Ltd.	1	64
Great-West Lifeco Inc.	4	74
Imperial Oil Ltd. (a)	5	53
Loblaw Cos. Ltd.	2	103
Magna International Inc.	3	92
Manulife Financial Corp.	13	166
Power Corporation of Canada (a)	10	157
Suncor Energy Inc.	8	129
Teck Resources Ltd. - Class B	13	98
		1,194
Spain 2.4%
ACS, Actividades de Construccion y Servicios, S.A. (a)	—	3
AENA, S.M.E., S.A.	3	300
Amadeus IT Group SA	8	360
International Consolidated Airlines Group, S.A. - ADR	13	66
Naturgy Energy Group SA (a)	19	339
		1,068
Finland 1.7%
Fortum Oyj	23	342
UPM-Kymmene Oyj	16	451
		793
Netherlands 1.7%
Koninklijke Ahold Delhaize N.V.	21	491
Randstad NV	9	301
		792
Ireland 1.4%
Ryanair Holdings Plc - ADR (b)	7	358
Smurfit Kappa Funding Designated Activity Company	10	280
		638
Hong Kong 1.3%
HKT Trust	97	132
Melco Resorts & Entertainment Ltd. - ADR	18	222
Wharf Real Estate Investment Company Limited (a)	61	251
		605
Singapore 1.1%
ComfortDelgro Corp. Ltd.	205	218
Singapore Telecommunications Limited	146	260
		478
Norway 0.9%
DNB Bank ASA	26	295
Subsea 7 S.A.	27	124
		419
Israel 0.6%
Alony Hetz Properties & Investments Ltd	4	49
Israel Discount Bank Ltd. - Class A	66	196
Mizrahi Tefahot Bank Ltd.	3	50
		295
China 0.6%
Fosun International Limited	222	255
Macau 0.5%
Wynn Macau, Limited	156	234
Austria 0.3%
ams AG (a) (b)	14	140
Total Common Stocks (cost $59,342)		43,920
PREFERRED STOCKS 0.7%
Germany 0.7%
Porsche Automobil Holding SE (c)	7	310
Total Preferred Stocks (cost $456)		310
INVESTMENT COMPANIES 0.3%
United States of America 0.3%
iShares MSCI EAFE ETF	2	129
Total Investment Companies (cost $125)		129
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	514	514
Investment Companies 0.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (d) (e)	150	150
U.S. Treasury Bill 0.3%
Treasury, United States Department of
0.21%, 06/18/20 (f) (g)	119	119
0.41%, 09/10/20 (f) (g)	25	25
		144
Total Short Term Investments (cost $808)		808
Total Investments 99.5% (cost $60,731)		45,167
Other Derivative Instruments (0.0)%		(6)
Other Assets and Liabilities, Net 0.5%		251
Total Net Assets 100.0%		45,412

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(f) All or a portion of the security is pledged or segregated as collateral.

(g) The coupon rate represents the yield to maturity.

JNL/S&P International 5 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE Index	13	June 2020	912	(6)	102

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/S&P Intrinsic Value Fund
COMMON STOCKS 97.5%
Health Care 26.6%
AmerisourceBergen Corporation	593	52,491
Biogen Inc. (a)	262	82,760
Cardinal Health, Inc.	1,409	67,541
DaVita Inc. (a) (b)	1,040	79,076
Gilead Sciences, Inc. (b)	777	58,090
Humana Inc. (b)	61	19,259
McKesson Corporation	500	67,590
		426,807
Consumer Discretionary 23.3%
BorgWarner Inc.	1,334	32,502
eBay Inc.	753	22,628
Expedia Group, Inc.	461	25,927
Ford Motor Company (b)	5,747	27,759
H & R Block, Inc. (b)	2,058	28,975
Harley-Davidson, Inc. (b)	2,032	38,472
Kohl's Corporation (b)	1,559	22,750
LKQ Corporation (a) (b)	1,633	33,503
Mohawk Industries Inc. (a)	162	12,322
Newell Brands Inc.	1,397	18,558
Nordstrom Inc. (b)	801	12,284
Pulte Homes Inc.	1,386	30,941
PVH Corp.	573	21,554
Ralph Lauren Corp. - Class A	698	46,658
		374,833
Information Technology 13.0%
HP Inc.	3,598	62,457
International Business Machines Corporation (b)	527	58,411
Lam Research Corp. (b)	113	27,238
NetApp, Inc.	483	20,127
Xerox Holdings Corporation	2,131	40,370
		208,603
Industrials 10.6%
Alaska Air Group, Inc.	388	11,049
Cummins Inc. (b)	434	58,767
Delta Air Lines Inc.	891	25,411
Southwest Airlines Co.	1,338	47,642
United Airlines Holdings, Inc. (a)	318	10,018
United Rentals Inc. (a)	172	17,699
		170,586
Materials 8.4%
Eastman Chemical Co.	1,019	47,467
International Paper Company	1,709	53,202
Nucor Corporation	951	34,268
		134,937
Communication Services 4.2%
AT&T Inc. (b)	556	16,220
Omnicom Group Inc. (b)	925	50,794
		67,014
Utilities 3.2%
NRG Energy, Inc.	1,906	51,951
Real Estate 3.2%
Host Hotels & Resorts, Inc.	2,963	32,706
Simon Property Group, Inc.	337	18,468
		51,174
Consumer Staples 2.5%
Walgreens Boots Alliance, Inc.	891	40,778
Energy 2.5%
HollyFrontier Corp.	1,620	39,701
Total Common Stocks (cost $2,131,668)		1,566,384
SHORT TERM INVESTMENTS 3.5%
Investment Companies 2.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	32,538	32,538
Securities Lending Collateral 1.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	19,016	19,016
U.S. Treasury Bill 0.3%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	3,333	3,332
0.41%, 09/10/20 (e) (f)	486	486
0.05%, 12/31/20 (e) (f)	210	210
		4,028
Total Short Term Investments (cost $55,581)		55,582
Total Investments 101.0% (cost $2,187,249)		1,621,966
Other Derivative Instruments (0.0)%		(654)
Other Assets and Liabilities, Net (1.0)%		(15,729)
Total Net Assets 100.0%		1,605,583

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Intrinsic Value Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	315	June 2020	42,256	(654)	(1,783)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/S&P Mid 3 Fund
COMMON STOCKS 99.4%
Consumer Discretionary 27.4%
American Eagle Outfitters, Inc.	428	3,401
AutoNation, Inc. (a)	34	954
Boyd Gaming Corporation	54	784
Carter's Inc.	27	1,801
Cheesecake Factory Inc. (b)	117	1,994
Cracker Barrel Old Country Store, Inc.	18	1,467
Deckers Outdoor Corp. (a)	14	1,932
Dillard's Inc. - Class A (b)	22	827
Foot Locker, Inc.	152	3,352
Gentex Corp.	94	2,081
KAR Auction Services, Inc.	317	3,799
Lear Corporation	27	2,174
Polaris Industries Inc.	30	1,462
RH (a) (b)	16	1,654
Sally Beauty Holdings, Inc. (a)	118	954
Six Flags Operations Inc.	118	1,474
Taylor Morrison Home II Corporation - Class A (a)	137	1,509
Texas Roadhouse Inc.	45	1,841
TRI Pointe Homes, Inc. (a)	96	841
Williams-Sonoma Inc.	40	1,707
		36,008
Financials 17.7%
Affiliated Managers Group, Inc.	81	4,790
American Financial Group, Inc.	61	4,264
Eaton Vance Corp.	25	815
Evercore Inc. - Class A	38	1,745
Federated Investors, Inc. - Class B	21	409
Genworth Financial, Inc. - Class A (a)	159	528
Hanover Insurance Group Inc.	18	1,600
Navient Corporation	187	1,414
RenaissanceRe Holdings Ltd	18	2,722
RLI Corp.	26	2,288
SEI Investments Co.	46	2,123
Selective Insurance Group Inc.	11	553
		23,251
Industrials 12.9%
Acuity Brands, Inc.	24	2,088
AECOM (a)	69	2,052
Herman Miller Inc.	30	676
Insperity, Inc.	44	1,650
Landstar System Inc.	14	1,383
Lincoln Electric Holdings Inc.	18	1,237
ManpowerGroup Inc.	28	1,462
MSC Industrial Direct Co. - Class A	50	2,762
Nvent Electric Public Limited Company	60	1,021
Owens Corning Inc.	55	2,123
Regal-Beloit Corp.	8	503
		16,957
Materials 10.0%
Domtar Corp.	101	2,190
Eagle Materials Inc.	18	1,074
Reliance Steel & Aluminum Co.	60	5,216
Steel Dynamics Inc.	207	4,662
		13,142
Information Technology 8.8%
ASGN Incorporated (a)	12	432
Cirrus Logic Inc. (a)	37	2,411
Cognex Corp.	57	2,390
CommVault Systems Inc. (a)	25	1,012
MAXIMUS Inc.	17	971
NCR Corporation (a)	83	1,471
Perspecta Inc.	84	1,530
Sabre Corporation	227	1,345
		11,562
Communication Services 7.3%
AMC Networks, Inc. - Class A (a)	34	824
TEGNA Inc.	216	2,345
TripAdvisor Inc.	235	4,085
Yelp Inc. - Class A (a)	134	2,412
		9,666
Real Estate 5.5%
Brixmor Property Group Inc.	170	1,612
CoreCivic, Inc.	42	468
EPR Properties (b)	53	1,273
Macerich Co. (b)	146	820
Pebblebrook Hotel Trust	104	1,130
Sabra Health Care REIT, Inc.	159	1,737
Service Properties Trust	34	183
		7,223
Consumer Staples 4.2%
Lancaster Colony Corp.	4	625
Sprouts Farmers Market, Inc. (a)	261	4,860
		5,485
Health Care 3.3%
Exelixis, Inc. (a)	136	2,336
Mednax, Inc. (a)	170	1,983
		4,319
Energy 2.3%
Antero Midstream Corporation (b)	682	1,433
Apergy Corporation (a)	33	192
Core Laboratories N.V. (b)	55	565
Patterson-UTI Energy Inc. (b)	366	860
		3,050
Total Common Stocks (cost $202,599)		130,663
SHORT TERM INVESTMENTS 3.3%
Securities Lending Collateral 2.6%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	3,363	3,363
Investment Companies 0.6%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	840	840
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	91	91
0.05%, 12/31/20 (e) (f)	22	22
		113
Total Short Term Investments (cost $4,316)		4,316
Total Investments 102.7% (cost $206,915)		134,979
Other Derivative Instruments (0.0)%		(9)
Other Assets and Liabilities, Net (2.7)%		(3,521)
Total Net Assets 100.0%		131,449

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Mid 3 Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 Index	6	June 2020	864	(9)	(2)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/S&P Total Yield Fund
COMMON STOCKS 98.6%
Information Technology 30.4%
ADS Alliance Data Systems, Inc.	399	13,440
Cisco Systems, Inc.	909	35,725
Citrix Systems Inc.	593	83,951
HP Inc.	3,101	53,827
Juniper Networks, Inc.	841	16,092
NetApp, Inc.	1,182	49,263
Oracle Corporation	1,155	55,808
Qualcomm Incorporated	284	19,184
Seagate Technology Public Limited Company	1,153	56,267
Xerox Holdings Corporation	1,851	35,053
		418,610
Health Care 18.1%
Amgen Inc. (a)	92	18,632
Cardinal Health, Inc.	845	40,511
DaVita Inc. (b)	902	68,590
Henry Schein Inc. (b)	944	47,697
McKesson Corporation	156	21,061
Waters Corp. (a) (b)	287	52,178
		248,669
Consumer Discretionary 18.0%
eBay Inc.	1,134	34,092
Hanesbrands Inc. (a)	2,690	21,172
Kohl's Corporation	1,350	19,695
L Brands, Inc. (a)	1,144	13,221
Macy's, Inc. (a)	4,141	20,333
Newell Brands Inc.	3,555	47,216
Nordstrom Inc. (a)	1,806	27,696
Ralph Lauren Corp. - Class A	606	40,484
Whirlpool Corporation	282	24,231
		248,140
Financials 11.3%
Capital One Financial Corporation	248	12,515
Discover Financial Services	511	18,244
E*TRADE Financial Corp.	468	16,073
Loews Corp.	460	16,023
MetLife, Inc.	500	15,289
Morgan Stanley	426	14,487
Northern Trust Corp.	644	48,615
State Street Corporation	261	13,928
		155,174
Industrials 9.1%
Delta Air Lines Inc.	1,122	32,001
Jacobs Engineering Group Inc.	668	52,984
Johnson Controls International Public Limited Company	1,479	39,887
		124,872
Materials 4.5%
Amcor Plc	1,912	15,527
International Paper Company	1,483	46,179
		61,706
Real Estate 3.8%
Apartment Investment and Management Company - Class A	422	14,829
Vornado Realty Trust	1,014	36,715
		51,544
Consumer Staples 3.4%
Molson Coors Beverage Company - Class B	1,185	46,218
Total Common Stocks (cost $1,862,716)		1,354,933
SHORT TERM INVESTMENTS 4.2%
Securities Lending Collateral 3.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	42,906	42,906
Investment Companies 1.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	13,332	13,332
U.S. Treasury Bill 0.1%
Treasury, United States Department of
0.21%, 06/18/20 (e) (f)	1,356	1,356
0.41%, 09/10/20 (e) (f)	413	413
0.05%, 12/31/20 (e) (f)	119	119
0.15%, 02/25/21 (e) (f)	56	56
		1,944
Total Short Term Investments (cost $58,181)		58,182
Total Investments 102.8% (cost $1,920,897)		1,413,115
Other Derivative Instruments (0.0)%		(317)
Other Assets and Liabilities, Net (2.8)%		(37,976)
Total Net Assets 100.0%		1,374,822

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(e) All or a portion of the security is pledged or segregated as collateral.

(f) The coupon rate represents the yield to maturity.

JNL/S&P Total Yield Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 Index	153	June 2020	20,391	(317)	(733)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Scout Unconstrained Bond Fund
CORPORATE BONDS AND NOTES 27.7%
Financials 18.2%
Bank of America Corporation
3.56%, 04/23/27	1,770	1,852
2.50%, 02/13/31 (a)	950	921
Bayer US Finance II LLC
3.50%, 06/25/21 (b)	365	368
Citigroup Inc.
2.75%, (3M USD LIBOR + 0.95%), 07/24/23 (c)	1,490	1,427
2.67%, 01/29/31	950	921
Daimler Finance North America LLC
2.30%, 02/12/21 (b)	645	630
3.00%, 02/22/21 (b)	420	418
3.35%, 05/04/21 (b)	930	922
Ford Motor Credit Company LLC
2.43%, 06/12/20	580	573
3.20%, 01/15/21	787	762
3.81%, 10/12/21	820	783
General Motors Financial Company, Inc.
3.55%, 04/09/21	940	896
5.10%, 01/17/24	855	788
JPMorgan Chase & Co.
2.74%, 10/15/30 (a)	950	952
MassMutual Global Funding II
1.95%, 09/22/20 (b)	475	473
Truist Financial Corporation
2.20%, 03/16/23	1,335	1,333
Wells Fargo & Company
4.60%, 04/01/21	315	322
3.01%, (3M USD LIBOR + 1.23%), 10/31/23 (c)	1,205	1,171
3.75%, 01/24/24	900	950
		16,462
Health Care 6.8%
Bristol-Myers Squibb Company
1.89%, (3M USD LIBOR + 0.20%), 11/16/20 (b) (c)	1,075	1,067
Cigna Holding Company
3.20%, 09/17/20	1,130	1,133
CVS Health Corporation
3.35%, 03/09/21	1,690	1,701
3.70%, 03/09/23	800	829
Mylan N.V.
3.15%, 06/15/21	1,480	1,463
		6,193
Utilities 2.2%
Dominion Energy, Inc.
2.45%, 01/15/23 (b)	2,040	1,968
Energy 0.5%
Energy Transfer LP
4.05%, 03/15/25	480	423
Total Corporate Bonds And Notes (cost $25,559)		25,046
GOVERNMENT AND AGENCY OBLIGATIONS 15.8%
Mortgage-Backed Securities 10.4%
Federal National Mortgage Association, Inc.
TBA, 2.50%, 04/15/33 - 04/15/48 (d)	6,855	7,112
TBA, 4.00%, 04/15/48 (d)	2,100	2,242
		9,354
U.S. Treasury Note 5.4%
Treasury, United States Department of
2.38%, 04/30/20 (a)	4,875	4,878
Total Government And Agency Obligations (cost $14,054)		14,232
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 6.1%
Citigroup Commercial Mortgage Trust
Series 2018-A1-B2, 2.86%, 01/12/23	659	667
COMM Mortgage Trust
Series 2013-ASB-CR10, REMIC, 3.80%, 04/12/23	434	445
GS Mortgage Securities Trust
Series 2011-A3-GC5, REMIC, 3.82%, 03/12/21	389	392
UBS-Barclays Commercial Mortgage Trust
Series 2012-A3-C4, REMIC, 2.53%, 06/12/20	1,030	1,028
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	194	193
US Airways, Inc.
Series 2010-A-1, 6.25%, 04/22/23	1,304	1,311
WFRBS Commercial Mortgage Trust
Series 2014-A3-C21, REMIC, 3.43%, 08/17/21	428	432
Series 2013-ASB-C15, REMIC, 3.72%, 05/17/23	1,003	1,027
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,557)		5,495
SHORT TERM INVESTMENTS 55.8%
U.S. Treasury Bill 47.8%
Treasury, United States Department of
1.63%, 04/23/20 (e)	15,860	15,848
0.00%, 07/23/20 (e)	27,350	27,339
		43,187
Investment Companies 7.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (f) (g)	6,749	6,749
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (f) (g)	497	497
Total Short Term Investments (cost $50,315)		50,433
Total Investments 105.4% (cost $95,485)		95,206
Other Derivative Instruments (0.4)%		(368)
Other Assets and Liabilities, Net (5.0)%		(4,516)
Total Net Assets 100.0%		90,322

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $5,846 and 6.5% of the Fund.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $9,176.

(e) The coupon rate represents the yield to maturity.

(f) Investment in affiliate.

(g) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Scout Unconstrained Bond Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - sell protection
CDX.NA.HY.33.V3 (Q)	5.00	12/20/24	(24,863)	(1,550)	(368)	(2,816)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Established Growth Fund
COMMON STOCKS 96.9%
Information Technology 37.3%
Adobe Inc. (a)	99	31,474
Advanced Micro Devices, Inc. (a)	1,199	54,535
Apple Inc.	1,575	400,636
ASML Holding - ADR	345	90,339
Datadog, Inc. - Class A (a)	648	23,315
Fidelity National Information Services, Inc.	1,444	175,657
Fiserv, Inc. (a)	1,251	118,877
Global Payments Inc.	722	104,167
Hexagon Aktiebolag - Class B (b)	307	12,918
Intuit Inc.	569	130,879
Marvell Technology Group Ltd	2,834	64,130
MasterCard Incorporated - Class A	1,154	278,836
Microsoft Corporation	3,697	583,054
NVIDIA Corporation	166	43,731
Paycom Software, Inc. (a)	204	41,153
Paypal Holdings, Inc. (a)	1,033	98,888
Salesforce.Com, Inc. (a)	1,046	150,583
ServiceNow, Inc. (a)	296	84,895
Slack Technologies, Inc. - Class A (a)	1,234	33,121
Splunk Inc. (a)	628	79,272
Spotify Technology S.A. (a)	387	47,034
Temenos Group AG	327	42,346
Visa Inc. - Class A	1,891	304,668
VMware Inc. - Class A (a)	514	62,301
Workday, Inc. - Class A (a)	314	40,928
		3,097,737
Consumer Discretionary 18.8%
Airbnb, Inc. - Class E (a) (c) (d)	85	6,084
Alibaba Group Holding Limited - ADS (a)	1,156	224,808
Amazon.com, Inc. (a)	384	747,885
Aptiv PLC	726	35,754
Booking Holdings Inc. (a)	36	48,608
Carvana Co. - Class A (a)	325	17,894
Chipotle Mexican Grill Inc. (a)	70	46,142
Dollar Tree Inc. (a)	613	45,033
Dollarama Inc.	1,240	34,361
Ferrari N.V.	535	81,638
Las Vegas Sands Corp.	1,211	51,417
Lululemon Athletica Inc. (a)	334	63,253
Marriott International, Inc. - Class A	428	32,020
Ross Stores Inc.	583	50,737
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	153	26,817
Wynn Resorts Ltd.	885	53,247
		1,565,698
Communication Services 16.2%
Alphabet Inc. - Class A (a)	236	274,127
Alphabet Inc. - Class C (a)	205	237,963
Facebook, Inc. - Class A (a)	2,497	416,478
IAC/InterActiveCorp (a)	246	44,064
Match Group, Inc. (a) (b)	435	28,736
Netflix, Inc. (a)	580	217,964
Snap Inc. - Class A (a)	4,831	57,443
Tencent Holdings Limited	1,500	73,810
		1,350,585
Health Care 13.4%
AbbVie Inc.	561	42,727
Alcon AG (a)	846	43,294
Anthem, Inc.	375	85,185
Becton, Dickinson and Company	271	62,229
Biogen Inc. (a)	177	56,031
Centene Corporation (a)	1,810	107,511
Cigna Holding Company	555	98,268
HCA Healthcare, Inc.	637	57,256
Humana Inc.	81	25,310
Incyte Corporation (a)	290	21,253
Intuitive Surgical, Inc. (a)	250	123,976
Stryker Corporation	696	115,923
UnitedHealth Group Incorporated	632	157,512
Vertex Pharmaceuticals Incorporated (a)	510	121,319
		1,117,794
Industrials 7.4%
Cintas Corp.	210	36,307
Equifax Inc.	421	50,231
Fortive Corporation	1,039	57,360
General Electric Company	7,118	56,515
JB Hunt Transport Services Inc.	424	39,093
Roper Technologies, Inc.	287	89,391
Teledyne Technologies Inc. (a)	136	40,409
The Boeing Company	514	76,681
TransUnion	1,299	85,975
Union Pacific Corporation	265	37,432
Wabtec Corp.	878	42,254
		611,648
Financials 2.2%
Chubb Limited	425	47,522
MSCI Inc.	59	17,011
S&P Global Inc.	211	51,763
TD Ameritrade Holding Corporation	877	30,392
The Goldman Sachs Group, Inc.	216	33,391
Xp Incorporation - Class A (a)	311	6,003
		186,082
Utilities 0.6%
Sempra Energy	436	49,259
Materials 0.6%
Linde Public Limited Company	274	47,452
Energy 0.4%
Concho Resources Inc.	312	13,365
Pioneer Natural Resources Co.	266	18,682
		32,047
Total Common Stocks (cost $6,684,008)		8,058,302
PREFERRED STOCKS 0.3%
Consumer Discretionary 0.2%
Airbnb, Inc. - Series D (a) (c) (d)	167	11,976
Industrials 0.1%
Xiaoju Kuaizhi Inc. - Series A-17 (a) (c) (d)	246	9,281
Real Estate 0.0%
WeWork Companies Inc. - Series E (a) (c) (d)	143	486
Total Preferred Stocks (cost $18,243)		21,743
SHORT TERM INVESTMENTS 4.1%
Investment Companies 3.7%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	4,999	4,999
T. Rowe Price Government Reserve Fund, 0.88% (e) (f)	305,220	305,220
		310,219
Securities Lending Collateral 0.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	28,475	28,475
Total Short Term Investments (cost $338,694)		338,694
Total Investments 101.3% (cost $7,040,945)		8,418,739
Other Assets and Liabilities, Net (1.3)%		(105,859)
Total Net Assets 100.0%		8,312,880

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/T. Rowe Price Established Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Airbnb, Inc. - Class E	07/14/15	7,889	6,084	0.1
Airbnb, Inc. - Series D	04/15/14	6,792	11,976	0.1
WeWork Companies Inc. - Series E	06/23/15	4,698	486	—
Xiaoju Kuaizhi Inc. - Series A-17	10/19/15	6,753	9,281	0.1
		26,132	27,827	0.3

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Managed Volatility Balanced Fund
COMMON STOCKS 64.0%
Information Technology 13.9%
Accenture Public Limited Company - Class A	2	339
Advanced Micro Devices, Inc. (a)	12	561
Amadeus IT Group SA	7	351
Amphenol Corporation - Class A	2	166
Apple Inc.	18	4,602
Applied Materials, Inc.	35	1,581
ASML Holding - ADR	1	145
ASML Holding	3	898
Atlassian Corporation PLC - Class A (a)	1	185
Automatic Data Processing, Inc.	—	29
Broadcom Inc.	5	1,069
CDW Corp.	1	79
Cisco Systems, Inc.	12	465
Citrix Systems Inc.	1	71
Cognizant Technology Solutions Corp. - Class A	3	150
Coupa Software Incorporated (a)	—	21
DocuSign, Inc. (a)	2	191
Entegris, Inc.	—	10
Fidelity National Information Services, Inc.	13	1,610
Fiserv, Inc. (a)	13	1,236
FleetCor Technologies Inc. (a)	2	296
FLIR Systems Inc.	1	29
Global Payments Inc.	9	1,362
Hamamatsu Photonics KK	11	458
IHS Markit Ltd.	—	16
Intel Corporation	7	373
Intuit Inc.	6	1,325
Keysight Technologies, Inc. (a)	8	668
KLA-Tencor Corp.	—	19
Lam Research Corp.	2	498
Largan Precision Co. Ltd.	3	375
Marvell Technology Group Ltd	11	258
MasterCard Incorporated - Class A	10	2,307
Maxim Integrated Products, Inc.	1	51
Micron Technology, Inc. (a)	24	1,003
Microsoft Corporation	60	9,416
Motorola Solutions Inc.	6	860
Murata Manufacturing Co. Ltd.	11	558
NAVER Corp.	2	296
NEC Electronics Corp. (a)	33	118
NortonLifelock Inc.	14	253
NVIDIA Corporation	6	1,694
NXP Semiconductors N.V.	18	1,508
Omron Corp.	8	431
Oracle Corporation	2	99
Paycom Software, Inc. (a)	1	112
Paypal Holdings, Inc. (a)	11	1,099
Qualcomm Incorporated	25	1,697
Salesforce.Com, Inc. (a)	12	1,678
Samsung Electronics Co. Ltd.	29	1,145
SAP SE	8	927
ServiceNow, Inc. (a)	5	1,299
Splunk Inc. (a)	3	431
Spotify Technology S.A. (a)	1	155
Synopsys Inc. (a)	7	839
Taiwan Semiconductor Manufacturing Co. Ltd.	135	1,222
Telefonaktiebolaget LM Ericsson - Class B	90	728
Texas Instruments Incorporated	8	787
Tokyo Electron Ltd.	3	563
VeriSign, Inc. (a)	—	71
Visa Inc. - Class A	18	2,979
VMware Inc. - Class A (a)	3	334
Workday, Inc. - Class A (a)	5	646
Xilinx, Inc.	7	579
		55,321
Health Care 9.8%
Abbott Laboratories	3	204
AbbVie Inc.	25	1,919
Agilent Technologies, Inc.	7	498
Alcon AG (a)	5	237
Alexion Pharmaceuticals, Inc. (a)	2	208
Allergan Public Limited Company	—	29
Amgen Inc.	2	386
Anthem, Inc.	5	1,154
Ascendis Pharma A/S - ADR (a)	1	160
Astellas Pharma Inc.	94	1,459
Bausch Health Companies Inc. (a)	3	52
Bayer AG	18	1,016
Becton, Dickinson and Company	7	1,622
Biogen Inc. (a)	1	458
Boston Scientific Corporation (a)	17	550
Bristol-Myers Squibb Company	1	61
Centene Corporation (a)	14	806
Cigna Holding Company	9	1,559
Cooper Cos. Inc.	—	34
CSL Ltd.	1	258
CVS Health Corporation	5	277
Danaher Corporation	22	2,995
Elanco Animal Health (a)	29	639
Elekta AB (publ) - Class B (b)	37	308
Eli Lilly & Co.	—	48
Envista Holdings Corporation (a)	10	152
Evotec SE (a)	10	217
Exact Sciences Corporation (a)	2	87
Fresenius SE & Co. KGaA	16	609
Gilead Sciences, Inc.	3	207
GlaxoSmithKline PLC - ADR	25	957
GN Store Nord A/S	9	391
HCA Healthcare, Inc.	7	620
Hologic Inc. (a)	2	74
Humana Inc.	—	13
Incyte Corporation (a)	2	161
Intuitive Surgical, Inc. (a)	3	1,262
IPSEN	4	191
Johnson & Johnson	6	739
McKesson Corporation	1	73
Medtronic Public Limited Company	4	346
Merck & Co., Inc.	7	515
Novartis AG	22	1,836
Novartis AG - ADR	—	35
Novo Nordisk A/S - ADR	1	30
Novo Nordisk A/S - Class B	6	346
Otsuka Holdings Co., Ltd.	17	666
Pfizer Inc.	15	488
Regeneron Pharmaceuticals, Inc. (a)	—	115
Roche Holding AG - ADR	1	35
Roche Holding AG	6	2,064
Sanofi SA	12	1,030
Seattle Genetics Inc. (a)	1	58
Siemens Healthineers AG	13	529
Stryker Corporation	10	1,659
Takeda Pharmaceutical Co. Ltd. - ADR	18	272
Teleflex Incorporated	—	13
Thermo Fisher Scientific Inc.	8	2,195
UnitedHealth Group Incorporated	8	2,112
Veeva Systems Inc. - Class A (a)	—	76
Vertex Pharmaceuticals Incorporated (a)	6	1,339
Zimmer Biomet Holdings, Inc.	2	215
Zoetis Inc. - Class A	4	456
		39,120
Financials 8.3%
ABN AMRO Bank N.V. - CVA	32	262
AIA Group Limited	48	431
Allianz SE	5	843
Ally Financial Inc.	5	78
American International Group, Inc.	59	1,434
Ameriprise Financial, Inc.	—	21
Australia & New Zealand Banking Group Ltd.	32	336
Aviva PLC	90	298
AXA SA	61	1,044
Bank of America Corporation	49	1,042
Berkshire Hathaway Inc. - Class B (a)	4	703
BNP Paribas SA	19	575
Capital One Financial Corporation	3	166

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Cboe Global Markets, Inc.	—	15
Challenger Financial Services Group Ltd.	78	192
Chubb Limited	11	1,223
Citigroup Inc.	21	883
Close Brothers Group PLC	8	116
CME Group Inc.	4	620
DBS Group Holdings Ltd.	21	272
Direct Line Insurance Limited	95	350
DNB Bank ASA	56	626
E*TRADE Financial Corp.	12	414
Element Fleet Management Corp.	82	520
Equitable Holdings, Inc.	39	561
Erste Group Bank AG	9	174
Fifth Third Bancorp	38	566
First Republic Bank	1	103
Industrial & Infrastructure Fund Investment Corporation.	—	12
ING Groep N.V.	70	364
Intercontinental Exchange, Inc.	9	731
Intesa Sanpaolo SpA	170	281
JPMorgan Chase & Co.	17	1,520
K.K.R. Co., Inc.	2	53
Lloyds Banking Group PLC	1,111	435
Macquarie Group Limited	8	409
Marsh & McLennan Companies, Inc.	10	832
MetLife, Inc.	16	487
Mitsubishi UFJ Financial Group Inc.	96	356
Mitsubishi UFJ Lease & Finance Co. Ltd.	60	292
Morgan Stanley	39	1,334
MSCI Inc.	—	121
Muenchener Rueckversicherungs AG	4	884
National Bank of Canada	16	630
PICC Property & Casualty Co. Ltd. - Class H	650	626
Ping An Insurance (Group) Co of China Ltd - Class H	42	412
Progressive Corp.	2	138
Raymond James Financial Inc.	1	86
RSA Insurance Group PLC	45	234
S&P Global Inc.	2	406
Sampo Oyj - Class A	14	397
Standard Chartered PLC	32	174
State Street Corporation	4	201
Storebrand ASA	78	309
Sumitomo Mitsui Trust Holdings Inc.	12	348
Sun Life Financial Inc.	22	716
SVB Financial Group (a)	1	82
Svenska Handelsbanken AB - Class A	63	526
TD Ameritrade Holding Corporation	7	242
The Charles Schwab Corporation	11	384
The Goldman Sachs Group, Inc.	2	275
The Hartford Financial Services Group, Inc.	5	159
The PNC Financial Services Group, Inc.	4	407
Tokio Marine Holdings Inc.	18	826
Tradeweb Markets Inc. - Class A	1	45
Truist Financial Corporation	2	71
United Overseas Bank Ltd.	35	476
Voya Financial, Inc.	1	52
Wells Fargo & Company	37	1,052
Willis Towers Watson Public Limited Company (b)	6	1,073
Xp Incorporation - Class A (a)	3	54
Zurich Insurance Group AG	1	470
		32,850
Consumer Discretionary 7.0%
Aisin Seiki Co. Ltd.	2	54
Alibaba Group Holding Limited - ADS (a)	16	3,116
Amazon.com, Inc. (a)	4	8,559
Aptiv PLC	2	81
Autoliv Inc. (b)	6	265
AutoZone, Inc. (a)	—	80
Booking Holdings Inc. (a)	1	768
Burberry Group PLC	20	321
Burlington Stores Inc. (a)	—	48
Chipotle Mexican Grill Inc. (a)	—	105
Compass Group PLC	24	372
CyberAgent Inc.	11	442
Darden Restaurants Inc.	—	21
Denso Corp.	5	167
Dollar General Corp.	6	902
Dollar Tree Inc. (a)	5	339
Eutelsat Communications	2	23
Ferrari N.V.	1	145
Hilton Worldwide Holdings Inc.	7	507
Honda Motor Co. Ltd. (b)	11	252
Kering SA	1	454
Kingfisher Plc	187	331
Lowe`s Companies, Inc.	2	143
Lululemon Athletica Inc. (a)	2	300
Magna International Inc.	19	607
Marriott International, Inc. - Class A	6	426
McDonald's Corporation	6	1,016
MGM Resorts International	3	40
Moncler S.p.A.	15	582
NIKE, Inc. - Class B	7	591
NVR, Inc. (a)	—	64
O'Reilly Automotive, Inc. (a)	—	140
Panasonic Corp.	51	389
Persimmon Public Limited Company	16	377
Restaurant Brands International Limited Partnership	—	6
Ross Stores Inc.	10	854
Samsonite International S.A.	155	146
Sony Corp.	8	492
Stanley Electric Co. Ltd.	17	327
Starbucks Corporation	2	148
Stroer SE & Co. KGaA	5	240
Sumitomo Rubber Industries Inc.	18	168
Suzuki Motor Corp.	11	265
Tapestry Inc.	3	35
The Home Depot, Inc.	2	462
TJX Cos. Inc.	5	242
Toyota Motor Corp.	18	1,082
Trip.Com Group Limited - ADR (a)	1	26
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	—	38
VF Corp.	2	107
WPP 2012 Limited	59	399
Wynn Resorts Ltd.	1	80
Yum! Brands, Inc.	6	419
Zalando SE (a)	9	333
		27,896
Communication Services 5.9%
Activision Blizzard, Inc.	—	28
Alphabet Inc. - Class A (a)	1	1,445
Alphabet Inc. - Class C (a)	5	5,845
ASOS Plc (a)	13	192
AT&T Inc.	16	452
Baidu, Inc. - Class A - ADR (a)	2	216
Charter Communications, Inc. - Class A (a)	1	335
Comcast Corporation - Class A	20	690
Dish Network Corporation - Class A (a)	1	11
Electronic Arts Inc. (a)	3	288
Facebook, Inc. - Class A (a)	30	4,978
IAC/InterActiveCorp (a)	2	289
Joyy Inc. - ADR (a)	7	352
KT Corp.	11	177
Liberty Broadband Corp. - Class C (a)	2	213
Match Group, Inc. (a) (b)	—	2
Netflix, Inc. (a)	5	1,970
Nippon Telegraph & Telephone Corp.	74	1,776
SoftBank Group Corp.	9	324
Telecom Italia SpA	421	167
Tencent Holdings Limited	40	1,944
T-Mobile USA, Inc. (a)	1	61
Verizon Communications Inc.	7	359
Vodafone Group Public Limited Company - ADR	41	564
Walt Disney Co.	6	567
Yahoo! Japan Corp.	81	260
		23,505
Industrials 5.8%
ABB Ltd.	35	610
AGCO Corporation	—	6

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Alaska Air Group, Inc.	1	39
AMETEK, Inc.	1	36
Ashtead Group Public Limited Company	10	218
Beijing Enterprises Holdings Ltd.	70	257
Bucher Industries AG	—	8
Bunzl Public Limited Company	12	241
Canadian Pacific Railway Limited	1	126
Caterpillar Inc.	—	51
Central Japan Railway Co.	3	528
Cintas Corp.	—	44
CK Hutchison Holdings Limited	55	365
CoStar Group, Inc. (a)	1	391
Cummins Inc.	2	284
DCC Public Limited Company	6	405
Deere & Company	5	734
Epiroc Aktiebolag - Class B	1	13
Equifax Inc.	3	339
Flowserve Corporation	4	95
Fortive Corporation	3	183
General Electric Company	323	2,563
Honeywell International Inc.	6	771
Illinois Tool Works Inc.	—	56
Ingersoll Rand Inc. (a)	3	62
Jacobs Engineering Group Inc.	7	551
JB Hunt Transport Services Inc.	2	170
Johnson Controls International Public Limited Company	4	102
Kansas City Southern	1	93
Kion Group AG	6	254
Knorr - Bremse Aktiengesellschaft	4	320
Koninklijke Philips N.V.	39	1,555
L3Harris Technologies, Inc.	2	379
Legrand SA	6	353
Melrose Holdings Limited	235	264
Mitsubishi Corp.	19	398
Mitsubishi Electric Corp.	77	944
Norfolk Southern Corporation	4	540
Northrop Grumman Systems Corp.	2	461
PACCAR Inc.	4	226
Parker-Hannifin Corporation	—	52
Prysmian S.p.A.	20	326
Recruit Holdings Co., Ltd.	20	522
Rockwell Automation Inc.	1	186
Roper Technologies, Inc.	3	978
Safran	4	308
Sandvik AB	1	13
Schneider Electric SE (a)	—	9
Shurgard Self Storage Europe	—	10
Siemens AG	15	1,288
SMC Corp.	1	378
Snap-On Inc.	—	43
Stanley Black & Decker Inc.	1	60
Sumitomo Corp.	43	494
TechnoPro Holdings, Inc.	7	318
Teleperformance	1	246
Textron Inc.	4	101
The Boeing Company	6	881
THK Co. Ltd.	19	389
Toro Co.	—	15
TransUnion	1	34
Union Pacific Corporation	6	815
United Airlines Holdings, Inc. (a)	2	75
United Parcel Service Inc. - Class B	3	319
United Technologies Corporation	—	40
Valmet Oy	—	8
Valmont Industries Inc.	—	5
Wabtec Corp.	2	86
Wartsila Oyj	1	10
Waste Connections, Inc.	2	132
Weir Group PLC(The)	1	6
		23,182
Consumer Staples 3.8%
Altria Group, Inc.	10	372
ConAgra Brands Inc.	8	248
Constellation Brands, Inc. - Class A	—	43
Costco Wholesale Corporation	1	340
Diageo PLC	22	715
Keurig Dr Pepper Inc. (b)	5	114
Kimberly-Clark Corporation	1	164
Kirin Holdings Co. Ltd.	16	325
L'Oreal SA	3	921
Mondelez International, Inc. - Class A	8	394
Monster Beverage 1990 Corporation (a)	4	248
Nestle SA	31	3,162
PepsiCo, Inc.	5	560
Philip Morris International Inc.	10	738
Pola Orbis Holdings Inc.	7	129
Procter & Gamble Co.	8	909
Sanderson Farms Inc.	—	18
Seven & I Holdings Co., Ltd.	21	702
Sysco Corp.	1	59
The Coca-Cola Company	7	316
Tyson Foods Inc. - Class A	27	1,554
Unilever PLC	39	1,974
Walmart Inc.	2	264
Welcia Holdings Co.,Ltd.	4	303
Wilmar International Limited	169	383
		14,955
Materials 3.0%
Agnico Eagle Mines Limited	1	29
Air Products and Chemicals, Inc.	1	101
Akzo Nobel N.V.	—	12
Alacer Gold Corp. (a)	—	1
Alamos Gold Inc - Class A	2	9
Alumina Ltd.	17	15
Amcor Ltd.	41	328
Anglo American Platinum Ltd.	—	15
Anglo American PLC	1	26
AngloGold Ashanti Ltd.	1	23
Antofagasta PLC	47	445
ArcelorMittal	2	18
Asahi Kasei Corp.	62	438
Avery Dennison Corporation	1	103
B2Gold Corp.	1	4
Ball Corporation	1	47
Barrick Gold Corp.	5	94
BASF SE	9	416
BHP Group PLC	32	489
BHP Group PLC	18	323
BlueScope Steel Ltd.	1	7
Boliden AB	3	48
Celanese Corp. - Class A	1	53
Centamin PLC	1	1
Centerra Gold Inc. (a)	—	2
CF Industries Holdings Inc.	2	65
China Steel Corp.	29	18
Cia de Minas Buenaventura SA - ADR	1	7
Covestro AG	9	260
Croda International Public Limited Company	—	15
DuPont de Nemours, Inc.	7	230
Ero Copper Corp. (a) (b)	1	7
Evolution Mining Limited	4	9
First Quantum Minerals Ltd	2	8
Fortescue Metals Group Ltd.	4	26
Franco-Nevada Corporation	1	76
Freeport-McMoRan Inc. - Class B	3	20
Glencore PLC	18	27
Gold Fields Ltd.	3	14
Grupo Mexico SAB de CV - Class B	5	10
Huntsman Corp.	1	7
Impala Platinum Holdings Limited	5	22
Independence Group NL	136	350
Industrias Penoles SAB de CV	1	6
International Paper Company	7	207
JFE Holdings Inc.	2	11
Johnson Matthey PLC	19	417
Joint Stock Company "Alrosa" (Public Stock Society)	20	16
Kinross Gold Corporation (a)	4	16
Kirkland Lake Gold Ltd.	2	61

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Koninklijke DSM N.V.	—	23
L'air Liquide Societe Anonyme Pour L'etude Et L'exploitation Des Procedes Georges Claude	5	665
Linde Public Limited Company	12	2,134
Lundin Mining Corp.	4	15
Mondi plc	1	15
Newcrest Mining Ltd.	2	34
Newmont Corporation	—	10
Newmont Corporation	2	102
Nippon Steel Corporation	2	20
Norsk Hydro ASA	5	10
Northam Platinum (a)	2	8
Northern Star Resources Ltd.	7	46
Nucor Corporation	1	25
Osisko Gold Royalties Ltd (b)	—	1
Packaging Corporation of America	9	748
Polymetal International PLC	1	10
POSCO	—	24
PPG Industries, Inc.	7	575
Public Joint Stock Society "Polyus"	—	11
Public Joint Stock Society Mining And Metallurgical Company "Norilsk Nickel"	—	26
Quaker Chemical Corp.	—	13
Regis Resources Ltd.	1	1
Rio Tinto Ltd.	4	227
Rio Tinto PLC	4	174
RPM International Inc.	1	77
Sandstorm Gold Ltd. (a) (b)	1	6
Saracen Mineral Holdings Ltd. (a)	1	2
Sealed Air Corporation	1	28
SEMAFO Inc. (a)	1	2
Sherwin-Williams Co.	1	228
Sibanye Stillwater Ltd (a)	8	10
South32 Limited	202	215
Southern Copper Corporation	1	19
Steel Dynamics Inc.	1	18
Stora Enso Oyj - Class R	48	489
Sumitomo Metal Mining Co. Ltd.	1	27
Symrise AG	—	14
Teck Resources Ltd. - Class B (b)	1	6
ThyssenKrupp AG (a)	1	5
Torex Gold Resources Inc. (a)	—	1
Tosoh Corp.	6	71
Umicore	12	399
UPM-Kymmene Oyj	—	8
Vale S.A.	8	64
Victrex PLC	—	7
Voestalpine AG	—	5
West Fraser Timber Co. Ltd.	1	10
Westlake Chemical Corporation	2	77
Westrock Company, Inc.	4	102
Wheaton Precious Metals Corp.	1	27
Yara International ASA	—	11
Zijin Mining Group Co. Ltd. - Class H	18	7
		11,804
Utilities 2.9%
Ameren Corporation	9	677
American Electric Power Company, Inc.	7	527
Atmos Energy Corporation	1	107
CenterPoint Energy, Inc.	21	327
Dominion Energy, Inc.	1	43
Edison International	14	790
Electric Power Development Co., Ltd.	18	371
Engie	63	651
Entergy Corporation	7	635
Eversource Energy	—	13
Horizon Holdings I (a)	—	8
National Grid PLC	47	556
NextEra Energy, Inc.	14	3,404
NiSource Inc.	16	387
Sempra Energy	15	1,733
The Southern Company	20	1,094
Xcel Energy Inc.	—	12
		11,335
Energy 1.8%
Chevron Corporation	8	612
Concho Resources Inc.	3	121
ConocoPhillips	16	479
Continental Resources Inc. (b)	11	82
Devon Energy Corporation	1	7
Diamondback Energy, Inc.	—	9
Enbridge Inc.	8	244
ENI SpA	1	11
EOG Resources, Inc.	13	451
Equinor ASA	50	614
Exxon Mobil Corporation	7	256
Galp Energia, SGPS, S.A.	2	25
Halliburton Company	11	78
Kelt Exploration Ltd. (a) (b)	3	2
Kosmos Energy Ltd.	6	5
Lundin Petroleum AB	1	14
Magnolia Oil & Gas Corp. - Class A (a) (b)	1	5
Marathon Petroleum Corporation	3	72
Meggitt PLC	112	401
Occidental Petroleum Corporation	5	52
Parsley Energy Inc. - Class A	—	2
Phillips 66	—	9
Pioneer Natural Resources Co.	1	99
Royal Dutch Shell PLC - Class B - ADR	14	468
Schlumberger Ltd.	4	48
Suncor Energy Inc.	13	205
Targa Resources Corp.	2	14
TC Energy Corporation	24	1,071
Tenaris SA	2	12
The Williams Companies, Inc.	4	58
Total SA	30	1,150
Total SA - ADR	10	382
WorleyParsons Ltd. (b)	47	176
WPX Energy, Inc. (a)	1	3
		7,237
Real Estate 1.8%
Acadia Realty Trust	2	20
Alexander & Baldwin, LLC	1	7
Alexandria Real Estate Equities, Inc.	—	61
Allied Properties REIT	—	14
American Campus Communities, Inc.	2	51
American Tower Corporation	1	244
AvalonBay Communities, Inc.	1	214
Banco Nacional De Mexico, S.A., Integrante Del Grupo Financiero Banamex	8	6
Boston Properties Inc.	—	11
Camden Property Trust	1	65
Canadian Apartment Properties REIT	1	16
Charter Hall Retail REIT	2	3
Crown Castle International Corp.	1	91
CubeSmart	1	39
Cyrusone LLC	—	9
Derwent London PLC	1	22
Digital Realty Trust Inc.	4	510
Douglas Emmett, Inc.	2	54
DW Property Invest GmbH	6	240
EastGroup Properties Inc.	—	18
EPR Properties	—	1
Equinix, Inc.	—	134
Equity Lifestyle Properties, Inc.	—	26
Equity Residential	3	175
Essex Property Trust Inc.	—	60
Federal Realty Investment Trust	—	25
First Industrial Realty Trust, Inc.	—	6
Gecina SA	—	14
Goodman Funding Pty Ltd	3	19
Grainger PLC	3	10
Great Portland Estates P L C	43	367
Hang Lung Properties Ltd.	7	14
Healthcare Realty Trust Inc.	2	50
Healthcare Trust of America, Inc. - Class A	2	41
Heiwa Real Estate Co., Ltd.	—	10
Highwoods Properties Inc.	—	15

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Hongkong Land Holdings Ltd.	4	14
Hoshino Resorts REIT, Inc.	—	3
Host Hotels & Resorts, Inc.	1	15
Hudson Pacific Properties Inc.	1	18
Hufvudstaden AB - Class A	1	8
Inmobiliaria Colonial, Socimi, S.A.	1	13
JBG Smith Properties	2	62
Kilroy Realty Corporation	—	25
Kojamo Oyj	1	22
Mapletree Industrial Trust	11	19
Mirvac Group	7	9
Mitsubishi Estate Co. Ltd.	1	16
Mitsui Fudosan Co. Ltd.	41	700
Mitsui Fudosan Logistics Park Investment Corporation	—	21
Mori Hills REIT Investment Corporation	—	4
National Retail Properties, Inc.	—	3
Nippon Accommodations Fund Inc.	—	16
Paramount Group, Inc.	—	4
Pebblebrook Hotel Trust	—	4
Prologis	—	15
ProLogis Inc.	30	2,378
PS Business Parks, Inc.	—	12
PSP Swiss Property AG	—	22
Public Storage	1	188
Rayonier Inc.	1	18
Realty Income Corporation	—	7
Regency Centers Corp.	1	21
Rexford Industrial Realty, Inc.	1	21
SBA Communications Corporation	—	27
Scentre Group Limited	129	124
Shaftesbury PLC	1	7
Shimao Property Holdings Limited	3	9
Simon Property Group, Inc.	2	97
SL Green Realty Corp.	2	67
Spirit Realty Capital, Inc.	—	1
Sun Hung Kai Properties Ltd.	3	33
Sunstone Hotel Investors Inc.	3	30
Terreno Realty Corporation	1	43
The Unite Group PLC	1	10
Urban Edge Properties	1	9
VEREIT, Inc.	—	2
Vornado Realty Trust	1	43
W.P. Carey Inc.	—	14
Welltower Inc.	—	15
Weyerhaeuser Company	8	143
		6,994
Total Common Stocks (cost $284,548)		254,199
CORPORATE BONDS AND NOTES 14.1%
Financials 5.1%
Advisor Group Holdings, Inc.
10.75%, 08/01/27 (c)	180	153
AerCap Ireland Capital Designated Activity Company
4.13%, 07/03/23	375	325
AG Issuer LLC
6.25%, 03/01/28 (c)	190	161
AIA Group Limited
3.13%, 03/13/23 (d)	400	409
Alpha 2 B.V.
8.75%, 06/01/23 (c) (e)	200	181
Ardagh Packaging Finance Public Limited Company
5.25%, 08/15/27 (c)	200	204
AssuredPartners, Inc.
7.00%, 08/15/25 (c)	190	173
Ausgrid Finance Pty Ltd
3.85%, 05/01/23 (c)	209	212
Bank of America Corporation
2.25%, 04/21/20	650	650
Bayer US Finance II LLC
3.50%, 06/25/21 (c)	200	202
BBVA Bancomer, S.A.
4.38%, 04/10/24 (c)	275	274
BPCE
4.00%, 09/12/23 (c)	510	518
Caterpillar Financial Services Corporation
3.15%, 09/07/21	500	505
Chubb INA Holdings Inc.
4.35%, 11/03/45	100	125
Citigroup Inc.
3.40%, 07/23/21	825	840
Citizens Financial Group, Inc.
2.38%, 07/28/21	700	697
Credit Suisse Group AG
3.00%, 12/14/23 (c) (f)	275	271
Discover Bank
2.70%, 02/06/30	250	220
EG Global Finance PLC
6.75%, 02/07/25 (c)	200	164
General Motors Financial Company, Inc.
3.20%, 07/06/21	400	383
HSBC Holdings PLC
3.26%, 03/13/23 (f)	525	526
HUB International Limited
7.00%, 05/01/26 (c)	170	168
Intercontinental Exchange, Inc.
2.75%, 12/01/20	100	100
Intesa Sanpaolo S.p.A.
3.13%, 07/14/22 (c)	475	454
JPMorgan Chase & Co.
3.38%, 05/01/23 (b)	475	493
3.63%, 12/01/27	300	314
KeyCorp
2.25%, 04/06/27	280	258
Level 3 Financing, Inc.
4.63%, 09/15/27 (c)	220	220
Liberty Mutual Group Inc.
4.25%, 06/15/23 (c)	100	103
Lincoln National Corporation
3.80%, 03/01/28	325	313
LYB International Finance II B.V.
3.50%, 03/02/27	325	317
Marsh & Mclennan Companies, Inc.
3.30%, 03/14/23	125	127
Metropolitan Life Global Funding I
3.45%, 10/09/21 (c)	805	811
Mitsubishi UFJ Financial Group Inc
2.19%, 02/25/25	400	395
Morgan Stanley
2.80%, 06/16/20	350	350
3.13%, 07/27/26	275	284
National Rural Utilities Cooperative Finance Corporation
2.90%, 03/15/21	475	475
NatWest Markets N.V.
4.75%, 07/28/25 (c)	325	334
Nesco Holdings, Inc.
10.00%, 08/01/24 (b) (c)	250	228
NFP Corp.
8.00%, 07/15/25 (c)	160	149
Panasonic Corporation
2.54%, 07/19/22 (c)	200	196
PNC Bank, National Association
3.50%, 06/08/23	275	283
Pricoa Global Funding I
3.45%, 09/01/23 (c)	600	632
RHP Hotel Properties, LP
4.75%, 10/15/27 (b) (c)	195	146
Santander UK Group Holdings PLC
3.57%, 01/10/23	450	447
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	350	353
SMBC Aviation Capital Finance Designated Activity Company
3.55%, 04/15/24 (c)	360	376

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/47 (c)	400	382
The Goldman Sachs Group, Inc.
3.85%, 01/26/27	550	566
The Royal Bank of Scotland Group Public Limited Company
4.52%, 06/25/24 (f) (g)	375	381
The Toronto-Dominion Bank
3.50%, 07/19/23	525	547
UBS Group Funding (Jersey) Limited
4.13%, 09/24/25 (c)	375	396
Volkswagen Group of America, Inc.
4.00%, 11/12/21 (c)	305	300
Voya Financial, Inc.
3.13%, 07/15/24	250	250
Wells Fargo & Company
3.07%, 01/24/23	550	559
West Virginia Hospital Finance Authority
4.92%, 06/01/48	300	355
Willis North America Inc.
3.60%, 05/15/24	150	154
4.50%, 09/15/28	195	213
Woodside Finance Limited
3.70%, 09/15/26 (c)	475	443
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (c)	150	147
		20,212
Communication Services 1.7%
AMC Networks, Inc.
4.75%, 08/01/25	225	218
AT&T Inc.
3.00%, 06/30/22	250	252
Baidu, Inc.
3.88%, 09/29/23	275	284
CB Escrow Corp.
8.00%, 10/15/25 (c)	175	179
CCO Holdings, LLC
5.00%, 02/01/28 (c)	180	181
CenturyLink, Inc.
7.50%, 04/01/24	110	120
5.13%, 12/15/26 (c)	80	80
Charter Communications Operating, LLC
4.50%, 02/01/24	550	568
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (c)	336	289
Comcast Corporation
2.65%, 02/01/30 (b)	70	71
Diamond Sports Group, LLC
6.63%, 08/15/27 (c)	225	150
DKT Finance ApS
9.38%, 06/17/23 (c)	200	191
GCI, LLC
6.63%, 06/15/24 (c)	135	133
6.88%, 04/15/25	150	148
Gray Escrow, Inc.
7.00%, 05/15/27 (c)	170	169
iHeartCommunications, Inc.
8.38%, 05/01/27	170	146
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (c)	395	394
NBCUniversal Media, LLC
2.88%, 01/15/23	400	412
Nexstar Escrow Inc.
5.63%, 07/15/27 (c)	240	235
Omnicom Group Inc.
3.65%, 11/01/24	100	101
Sable International Finance Limited
5.75%, 09/07/27 (c)	200	180
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	425	486
Telesat Canada
4.88%, 06/01/27 (c)	165	158
Tencent Holdings Limited
2.99%, 01/19/23 (c)	375	382
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (c)	185	158
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	35	35
Uber Technologies, Inc.
7.50%, 11/01/23 (c)	66	65
Verizon Communications Inc.
5.15%, 09/15/23	225	250
4.27%, 01/15/36	175	205
Vodafone Group Public Limited Company
4.88%, 06/19/49	215	238
Weibo Corporation
3.50%, 07/05/24	355	354
Zayo Group Holdings, Inc.
6.13%, 03/01/28 (c)	30	29
		6,861
Health Care 1.4%
AbbVie Inc.
3.20%, 05/14/26	300	306
Anthem, Inc.
2.50%, 11/21/20	400	399
Bausch Health Companies Inc.
9.25%, 04/01/26 (c)	445	468
Becton, Dickinson and Company
3.70%, 06/06/27	180	183
Bristol-Myers Squibb Company
3.55%, 08/15/22 (c)	525	546
Centene Escrow I Corporation
5.38%, 06/01/26 (c)	320	330
Cigna Holding Company
3.00%, 07/15/23 (c)	500	504
CommonSpirit Health
2.76%, 10/01/24	105	105
CVS Health Corporation
3.50%, 07/20/22	475	487
5.05%, 03/25/48 (b)	475	536
Elanco Animal Health
4.66%, 08/27/21 (h)	50	50
Horizon Therapeutics USA, Inc.
5.50%, 08/01/27 (c)	200	200
Legacy Lifepoint Health, LLC
4.38%, 02/15/27 (c)	190	181
Northwell Health, Inc.
3.98%, 11/01/46	175	179
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (b) (c)	175	165
7.25%, 02/01/28 (c)	50	43
Providence St. Joseph Health
3.93%, 10/01/48	550	599
Stanford Health Care
3.80%, 11/15/48	150	163
Tenet Healthcare Corporation
6.75%, 06/15/23	50	46
7.00%, 08/01/25 (b)	85	74
		5,564
Consumer Discretionary 1.3%
Allied Universal Holdco LLC
9.75%, 07/15/27 (c)	85	80
Amazon.com, Inc.
5.20%, 12/03/25	350	417
3.88%, 08/22/37	225	268
AutoZone, Inc.
3.13%, 07/15/23 - 04/18/24	370	370
Booking Holdings Inc.
3.60%, 06/01/26	350	352
Core & Main LP
8.63%, 09/15/24 (c) (e)	125	114
CRC Escrow Issuer, LLC
5.25%, 10/15/25 (c)	185	133
Dana Corporation
5.38%, 11/15/27	225	184

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Expedia Group, Inc.
5.00%, 02/15/26	105	96
Hasbro, Inc.
3.00%, 11/19/24 (h)	155	146
Hyundai Capital America
2.38%, 02/10/23 (c)	105	99
IRB Holding Corp.
6.75%, 02/15/26 (c)	325	261
Lithia Motors, Inc.
4.63%, 12/15/27 (c)	185	166
Mattel, Inc.
6.75%, 12/31/25 (c)	85	87
MGM Resorts International
5.75%, 06/15/25	170	152
New Golden Nugget Inc.
6.75%, 10/15/24 (c)	48	30
8.75%, 10/01/25 (c)	235	121
Nissan Motor Acceptance Corporation
3.65%, 09/21/21 (c)	220	215
O'Reilly Automotive, Inc.
3.60%, 09/01/27	150	147
QVC, Inc.
4.38%, 03/15/23	330	316
4.45%, 02/15/25	275	235
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22 (b)	170	123
Station Casinos LLC
4.50%, 02/15/28 (c)	185	149
Tesla Inc.
5.30%, 08/15/25 (b) (c)	82	77
Toyota Motor Credit Corporation
2.95%, 04/13/21	675	678
WW International, Inc.
8.63%, 12/01/25 (c)	167	143
		5,159
Industrials 1.0%
Air Lease Corporation
3.50%, 01/15/22	155	139
American Airlines Group Inc.
5.00%, 06/01/22 (c)	123	99
Bombardier Inc.
5.75%, 03/15/22 (c)	105	80
CSX Corporation
3.70%, 11/01/23	350	368
General Electric Capital Corporation
3.10%, 01/09/23	250	249
GFL Environmental Inc.
7.00%, 06/01/26 (c)	105	103
Granite US Holdings Corporation
11.00%, 10/01/27 (c)	175	178
Griffon Corporation
5.75%, 03/01/28 (c)	175	164
H&E Equipment Services, Inc.
5.63%, 09/01/25 (b)	155	145
Herc Holdings Inc.
5.50%, 07/15/27 (c)	215	200
John Deere Capital Corporation
2.35%, 01/08/21	275	276
Kansas City Southern
2.88%, 11/15/29	210	202
Lockheed Martin Corporation
3.55%, 01/15/26	250	270
Maxim Crane Works Holdings Capital, LLC
10.13%, 08/01/24 (c)	120	95
Moog Inc.
4.25%, 12/15/27 (c)	115	104
New Enterprise Stone & Lime Co., Inc.
10.13%, 04/01/22 (c)	200	200
Republic Services, Inc.
3.38%, 11/15/27	100	101
Rockwell Collins, Inc.
3.20%, 03/15/24	350	361
Roper Technologies, Inc.
3.80%, 12/15/26	375	385
Stericycle, Inc.
5.38%, 07/15/24 (c)	180	178
Teekay Offshore Operating L.P.
8.50%, 07/15/23 (c)	121	107
		4,004
Energy 1.0%
APT Pipelines Limited
4.25%, 07/15/27 (c)	225	236
Boardwalk Pipelines, LP
4.45%, 07/15/27	100	79
Cameron LNG, LLC
2.90%, 07/15/31 (c)	55	47
3.70%, 01/15/39 (c)	50	43
Concho Resources Inc.
3.75%, 10/01/27	100	84
CVR Energy, Inc.
5.25%, 02/15/25 (c)	90	70
Enbridge Inc.
4.25%, 12/01/26	275	261
Energy Transfer LP
5.25%, 04/15/29	120	102
3.75%, 05/15/30	75	59
Eni S.p.A.
4.00%, 09/12/23 (c)	200	201
Hess Corporation
4.30%, 04/01/27	150	109
Hilcorp Energy I, L.P.
5.00%, 12/01/24 (c)	198	92
MEG Energy Corp.
7.13%, 02/01/27 (c)	260	129
Northern Oil and Gas Incorporated
8.50%, 05/15/23 (b) (e)	182	122
Occidental Petroleum Corporation
2.60%, 08/13/21	30	24
2.90%, 08/15/24	440	242
Parkland Fuel Corporation
5.88%, 07/15/27 (c)	230	216
Parsley Energy, LLC
5.38%, 01/15/25 (c)	110	85
PDC Energy, Inc.
5.75%, 05/15/26	225	128
Saudi Arabian Oil Company
2.88%, 04/16/24 (c)	455	443
Sunoco LP
5.50%, 02/15/26	153	132
6.00%, 04/15/27	45	39
Tallgrass Energy Partners, LP
6.00%, 03/01/27 (c)	190	101
Targa Resource Corporation
6.50%, 07/15/27	320	273
Transocean Pontus Limited
6.13%, 08/01/25 (c)	200	159
Williams Partners L.P.
5.10%, 09/15/45	175	170
WPX Energy, Inc.
5.75%, 06/01/26	49	28
5.25%, 10/15/27	70	39
		3,713
Utilities 0.8%
AmeriGas Partners, L.P.
5.50%, 05/20/25	150	138
CenterPoint Energy, Inc.
3.60%, 11/01/21	250	255
CMS Energy Corporation
3.00%, 05/15/26	100	97
Duke Energy Progress, LLC
3.70%, 10/15/46	100	107
Enel Finance International N.V.
4.25%, 09/14/23 (c)	355	362
Eversource Energy
3.30%, 01/15/28	100	100
FirstEnergy Corp.
7.38%, 11/15/31	225	300

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
FirstEnergy Transmission, LLC
4.35%, 01/15/25 (c)	250	258
NiSource Finance Corp.
3.95%, 03/30/48	150	146
San Diego Gas & Electric Company
4.10%, 06/15/49	425	450
State Grid Overseas Investment Limited
3.75%, 05/02/23 (c)	400	417
Virginia Electric and Power Company
4.00%, 01/15/43	275	295
Vistra Operations Company LLC
3.55%, 07/15/24 (c)	140	132
		3,057
Materials 0.5%
Berry Global Escrow Corporation
5.63%, 07/15/27 (b) (c)	165	171
Celulosa Arauco y Constitucion S.A.
4.20%, 01/29/30 (c)	200	170
Cleveland-Cliffs Inc.
6.75%, 03/15/26 (c)	90	80
Corporacion Nacional del Cobre de Chile
3.00%, 09/30/29 (c)	305	279
CVR Partners, LP
9.25%, 06/15/23 (c)	140	111
Flex Acquisition Company, Inc.
6.88%, 01/15/25 (c)	165	154
Kaiser Aluminum Corporation
4.63%, 03/01/28 (c)	180	158
Legacy Vulcan Corp.
4.50%, 06/15/47	100	101
Newmont Corporation
3.63%, 06/09/21	175	177
Nucor Corporation
3.95%, 05/01/28	250	257
Rio Tinto Finance (USA) Limited
3.75%, 06/15/25	175	183
The Dow Chemical Company
3.15%, 05/15/24	100	101
Warrior Met Coal, Inc.
8.00%, 11/01/24 (c)	175	148
		2,090
Real Estate 0.5%
Brixmor Operating Partnership LP
3.90%, 03/15/27	275	270
Duke Realty Limited Partnership
4.00%, 09/15/28	410	432
Essex Portfolio, L.P.
3.38%, 04/15/26	525	529
Highwoods Realty Limited Partnership
3.63%, 01/15/23	125	128
Kimco Realty Corporation
3.30%, 02/01/25	150	151
ProLogis, L.P.
2.13%, 04/15/27	35	34
Regency Centers, L.P.
3.60%, 02/01/27	100	102
Ventas Realty, Limited Partnership
3.25%, 10/15/26	170	169
W.P. Carey Inc.
3.85%, 07/15/29	280	273
		2,088
Information Technology 0.4%
Avnet, Inc.
4.63%, 04/15/26	100	100
Broadcom Corporation
3.00%, 01/15/22	625	618
CommScope Technologies LLC
5.00%, 03/15/27 (b) (c)	30	26
Fiserv, Inc.
3.20%, 07/01/26	110	113
Microchip Technology Incorporated
3.92%, 06/01/21	150	148
Microsoft Corporation
4.20%, 11/03/35	100	124
NCR Corporation
5.75%, 09/01/27 (c)	140	128
Presidio Holdings, Inc.
4.88%, 02/01/27 (c)	194	171
Radiate HoldCo, LLC
6.63%, 02/15/25 (c)	325	272
		1,700
Consumer Staples 0.4%
Altria Group, Inc.
5.80%, 02/14/39	200	219
Anheuser-Busch InBev Worldwide Inc.
5.45%, 01/23/39	275	314
BAT Capital Corp.
2.76%, 08/15/22	225	222
Danone
2.95%, 11/02/26 (c)	250	250
JBS Investments II GmbH
7.00%, 01/15/26 (b) (c)	200	200
Sigma Holdco B.V.
7.88%, 05/15/26 (c)	250	225
		1,430
Total Corporate Bonds And Notes (cost $57,028)		55,878
GOVERNMENT AND AGENCY OBLIGATIONS 12.0%
Mortgage-Backed Securities 7.2%
Federal Home Loan Mortgage Corporation
3.00%, 11/01/34	122	130
4.00%, 02/01/50	623	669
Federal National Mortgage Association, Inc.
2.50%, 01/01/32 - 06/01/32	317	330
6.00%, 07/01/41	390	455
3.50%, 11/01/42 - 10/01/49	5,622	5,994
3.00%, 02/01/33 - 10/01/49	5,492	5,800
5.50%, 05/01/44	377	430
TBA, 4.50%, 04/15/48 (i)	375	403
5.00%, 08/01/48	134	145
4.50%, 09/01/46 - 01/01/50	2,129	2,301
4.00%, 02/01/47 - 12/01/49	3,740	4,000
Government National Mortgage Association
3.50%, 08/20/42 - 01/20/49	1,858	1,987
3.50%, 07/20/46	13	14
3.00%, 09/20/46	699	743
4.00%, 09/20/45 - 11/20/49	1,598	1,710
4.50%, 07/20/45 - 06/20/48	895	964
5.00%, 05/20/48 - 06/20/49	1,230	1,314
5.50%, 05/20/48 - 03/20/49	357	385
3.00%, 05/15/43 - 01/20/50	984	1,028
		28,802
U.S. Treasury Bond 2.8%
Treasury, United States Department of
4.50%, 05/15/38	2,760	4,322
3.50%, 02/15/39 (j)	410	576
3.00%, 08/15/48 (j)	4,595	6,338
		11,236
U.S. Treasury Note 0.7%
Treasury, United States Department of
1.13%, 02/28/22	1,900	1,932
1.50%, 02/15/30	650	701
		2,633
Municipal 0.6%
American Municipal Power, Inc.
6.45%, 02/15/44	250	350
California, State of
7.55%, 04/01/39	240	389
Chicago Transit Authority
6.90%, 12/01/40	300	403
Dallas/Fort Worth International Airport
2.99%, 11/01/38	160	151
Metropolitan Transportation Commission
6.91%, 10/01/50	235	375
Municipal Electric Authority of Georgia
6.66%, 04/01/57	348	465

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Texas A&M University
3.33%, 05/15/39	250	262
		2,395
Sovereign 0.4%
Bermuda, Government of
3.72%, 01/25/27 (c)	300	287
Gouvernement de la Province de Quebec
3.50%, 07/29/20	500	504
Manitoba, Province of
2.60%, 04/16/24	176	188
Ontario, Government of
2.40%, 02/08/22	500	514
		1,493
Collateralized Mortgage Obligations 0.2%
Fannie Mae Connecticut Avenue Securities
Series 2020-2M1-R02, REMIC, 2.41%, (1M USD LIBOR + 0.75%), 01/25/40 (f)	74	71
Federal Home Loan Mortgage Corporation
Series 2018-M1-DNA3, REMIC, 2.38%, (1M USD LIBOR + 0.75%), 09/25/48 (f)	137	134
Series FD-4852, REMIC, 1.05%, (1M USD LIBOR + 0.35%), 12/15/48 (f)	482	474
Federal National Mortgage Association, Inc.
Series 2017-2ED2-C04, REMIC, 2.05%, (1M USD LIBOR + 1.10%), 11/26/29 (f)	130	110
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2018-M1-HQA2, REMIC, 2.38%, (1M USD LIBOR + 0.75%), 10/26/48 (f)	147	144
Government National Mortgage Association
Series 2018-FE-122, REMIC, 1.07%, (1M USD LIBOR + 0.30%), 09/20/48 (f)	67	65
		998
U.S. Treasury Inflation Indexed Securities 0.1%
Treasury, United States Department of
0.13%, 04/15/21 - 01/15/30 (k)	142	142
0.63%, 07/15/21 - 01/15/26 (k)	20	19
0.38%, 07/15/27 (k)	13	13
0.25%, 07/15/29 - 02/15/50 (k)	21	22
1.00%, 02/15/49 (k)	12	15
		211
Total Government And Agency Obligations (cost $43,966)		47,768
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.2%
American Airlines, Inc.
Series 2019-AA-1, REMIC, 3.15%, 02/15/32	384	338
AmeriCredit Automobile Receivables Trust
Series 2017-B-2, 2.40%, 05/18/22	340	338
ARI Fleet Lease Trust
Series 2018-A2-A, 2.55%, 10/15/26	129	127
Avis Budget Rental Car Funding (AESOP) LLC
Series 2017-A-1A, 3.07%, 09/20/22	415	388
Series 2018-A-2A, 4.00%, 03/20/24	395	386
Series 2019-B-2A, 3.55%, 09/20/24	165	163
BFLD Trust
Series 2019-C-DPLO, REMIC, 2.24%, (1M USD LIBOR + 1.54%), 10/15/21 (f)	215	181
BlueMountain CLO Ltd
Series 2012-AR2-2A, 2.74%, (3M USD LIBOR + 1.05%), 11/20/28 (f)	375	364
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	83	85
CF Mortgage Trust
Series 2019-65A-CF1, REMIC, 4.41%, 04/17/24	155	149
Citigroup Commercial Mortgage Trust
Series 2020-A-555, 2.65%, 12/06/41	390	399
CNH Equipment Trust
Series 2019-B-C, 2.35%, 10/15/23	260	243
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	100	95
Series 2019-A3-2, 3.54%, 05/25/49	114	106
COMM Mortgage Trust
Series 2014-C-CR14, REMIC, 4.63%, 01/12/24 (f)	405	384
Series 2014-B-UBS2, REMIC, 4.70%, 02/12/24	400	400
Deephaven Residential Mortgage Trust
Series 2018-A3-3A, 3.96%, 10/25/22	296	282
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	105	101
Driven Brands Funding LLC
Series 2015-A2-1A, 5.22%, 07/20/22	359	346
Series 2019-A2-1A, 4.64%, 04/22/26	129	123
Ellington Financial Mortgage Trust
Series 2019-A3-2, 3.05%, 11/25/59	92	85
Ford Credit Floorplan Master Owner Trust A
Series 2017-B-1, 2.25%, 05/15/22	415	411
Galton Funding Mortgage Trust
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	185	176
Great Wolf Trust
Series 2019-D-WOLF, REMIC, 2.64%, (1M USD LIBOR + 1.93%), 12/15/21 (f)	95	80
GS Mortgage Securities Trust
Series 2019-B-GSA1, 3.51%, 10/15/29	171	151
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	225	217
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (f)	226	222
JPMBB Commercial Mortgage Securities Trust
Series 2016-AS-JP2, REMIC, 3.06%, 07/17/26	435	421
Magnetite XXIII, Limited
Series 2019-A-23A, 3.17%, (3M USD LIBOR + 1.30%), 10/25/32 (f)	265	249
Metlife Securitization Trust
Series 2018-A-1A, REMIC, 3.75%, 09/25/29	284	280
Mill City Mortgage Loan Trust
Series 2018-A1-1, 3.25%, 07/25/24	289	291
Navient Private Education Refi Loan Trust
Series 2019-A2-FA, 2.60%, 04/15/28	200	202
Series 2019-A-GA, 2.40%, 05/15/28	125	126
Series 2019-A2-CA, 3.13%, 07/15/28	220	217
Nelnet Student Loan Trust
Series 2020-A-1A, 2.39%, (1M USD LIBOR + 0.74%), 03/26/68 (f)	100	95
New Orleans Hotel Trust
Series 2019-C-HNLA, REMIC, 2.29%, (1M USD LIBOR + 1.59%), 04/15/21 (f)	300	258
New Residential Mortgage Loan Trust
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	232	223
OBX Trust
Series 2019-2A2-EXP3, REMIC, 2.05%, (1M USD LIBOR + 1.15%), 09/25/59 (f)	90	85
Series 2019-1A9-EXP3, REMIC, 3.50%, 09/25/59	100	100
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (f)	200	201
Series 2020-2A2-EXP1, REMIC, 1.90%, 01/26/60 (f)	97	94
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 3.01%, (3M USD LIBOR + 1.17%), 10/17/29 (f)	375	357
RETL
Series 2019-A-RVP, REMIC, 1.85%, (1M USD LIBOR + 1.15%), 03/15/21 (f)	23	20
Santander Drive Auto Receivables Trust
Series 2018-B-4, 3.27%, 01/15/21	155	155
Santander Retail Auto Lease Trust
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	160	157
SBA Towers, LLC
Series 2019-1C-1, 2.84%, 01/15/25	265	270
Sequoia Mortgage Trust
Series 2018-A11-CH4, 4.00%, 03/25/24	144	143
SLIDE
Series 2018-B-FUN, 1.95%, (1M USD LIBOR + 1.25%), 06/15/21 (f)	393	361
SMB Private Education Loan Trust
Series 2020-A2A-A, REMIC, 2.23%, 09/15/37	100	97
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	102	100

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Starwood Mortgage Residential Trust
Series 2018-A1-IMC2, 4.12%, 10/26/48	188	175
Series 2019-A1-INV1, 2.61%, 09/25/49	85	82
Series 2019-A3-INV1, 2.92%, 09/25/49	141	134
Towd Point Mortgage Trust
Series 2018-A1A-5, 3.25%, 02/25/25	285	288
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (f)	292	291
Verizon Owner Trust
Series 2018-C-A, 3.55%, 12/20/21	300	294
Verus Securitization Trust
Series 2019-A1-INV1, 3.40%, 12/25/58 (f)	126	123
Series 2020-M1-1, REMIC, 3.02%, 01/25/60 (f)	200	159
World Omni Automobile Lease Securitization Trust
Series 2018-A3-B, REMIC, 3.19%, 03/15/21	440	438
Total Non-U.S. Government Agency Asset-Backed Securities (cost $13,335)		12,826
SENIOR LOAN INTERESTS 0.4%
Materials 0.1%
Arconic Inc.
Term Loan, 0.00%, (3M LIBOR + 2.75%), 02/04/27 (f) (l) (m)	55	50
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (f)	213	172
Innophos, Inc.
2020 Term Loan B, 4.76%, (1M LIBOR + 3.75%), 02/04/27 (f)	125	106
		328
Communication Services 0.1%
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (f)	140	123
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (f)	210	197
		320
Health Care 0.1%
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (f)	207	105
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 4.77%, (1M LIBOR + 3.25%), 06/01/25 (f)	208	176
		281
Consumer Discretionary 0.1%
Allied Universal Holdco LLC
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/18/26 (f)	95	87
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (f)	199	181
		268
Information Technology 0.0%
Playtika Holding Corp
Term Loan B, 7.07%, (6M LIBOR + 6.00%), 12/03/24 (f)	207	193
Consumer Staples 0.0%
Coty Inc.
Term Loan, 0.00%, (1M LIBOR + 2.25%), 03/29/25 (f) (m)	200	158
Financials 0.0%
Hub International Limited
2019 Incremental Term Loan B, 5.69%, (3M LIBOR + 4.00%), 04/25/25 (f)	89	84
Total Senior Loan Interests (cost $1,939)		1,632
PREFERRED STOCKS 0.3%
Utilities 0.1%
American Electric Power Company, Inc., 6.13%, 03/15/22 (g)	—	9
NextEra Energy, Inc., 5.28%, 03/01/23 (a) (g)	1	24
Sempra Energy, 6.75%, 07/15/21 (g)	1	77
Sempra Energy, 6.00%, 01/15/21 (g)	1	131
The Southern Company, 6.75%, 08/01/22 (g)	6	248
		489
Health Care 0.1%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (g)	3	133
Elanco Animal Health, 5.00%, 02/01/23 (a) (g)	—	17
		150
Information Technology 0.1%
Broadcom Inc., 8.00%, 09/30/22 (b) (g)	—	139
Financials 0.0%
Ladenburg Thalmann Financial Services Inc., 6.50%, 11/30/27	6	86
Industrials 0.0%
Fortive Corporation - Series A, 5.00%, 07/01/21 (g)	—	76
Energy 0.0%
Crestwood Equity Partners LP, 9.25% (n)	19	72
Materials 0.0%
Gerdau SA	2	5
Total Preferred Stocks (cost $1,264)		1,017
SHORT TERM INVESTMENTS 6.4%
Investment Companies 5.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (o) (p)	4,401	4,401
T. Rowe Price Government Reserve Fund, 0.88% (o) (p)	16,005	16,005
		20,406
Securities Lending Collateral 1.0%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (o) (p)	3,875	3,875
U.S. Treasury Bill 0.3%
Treasury, United States Department of
1.54%, 08/20/20 (j) (q)	610	610
0.31%, 09/17/20 (q)	380	380
		990
Total Short Term Investments (cost $25,271)		25,271
Total Investments 100.4% (cost $427,351)		398,591
Other Assets and Liabilities, Net (0.4)%		(1,464)
Total Net Assets 100.0%		397,127

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $22,412 and 5.6% of the Fund.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(f) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(g) Convertible security.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $402.

(j) All or a portion of the security is pledged or segregated as collateral.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

(k) Treasury inflation indexed note, par amount is adjusted for inflation.

(l) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(m) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(n) Perpetual security. Next contractual call date presented, if applicable.

(o) Investment in affiliate.

(p) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

(q) The coupon rate represents the yield to maturity.

JNL/T. Rowe Price Managed Volatility Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
AIA Group Limited, 3.13%, 03/13/23	08/22/18	395	409	0.1

JNL/T. Rowe Price Managed Volatility Balanced Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 10 Year Note	58	June 2020	7,917	—	127
United States 10 Year Ultra Bond	2	June 2020	301	—	11
United States 2 Year Note	105	July 2020	23,125	—	15
United States 5 Year Note	286	July 2020	35,598	—	255
United States Long Bond	44	June 2020	7,856	—	22
United States Ultra Bond	25	June 2020	5,468	—	79
				—	509
Short Contracts
MSCI EAFE Index	(213)	June 2020	(15,443)	—	(1,163)
S&P 500 Index	(274)	June 2020	(34,097)	—	(1,108)
				—	(2,271)

JNL/T. Rowe Price Managed Volatility Balanced Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
ZAR/USD	SSB	04/01/20	ZAR	61	3	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Mid-Cap Growth Fund
COMMON STOCKS 95.1%
Health Care 22.9%
Acadia Healthcare Company, Inc. (a)	963	17,671
ACADIA Pharmaceuticals Inc. (a)	182	7,689
Agilent Technologies, Inc.	1,173	84,010
Alcon AG (a) (b)	590	29,984
Alkermes Public Limited Company (a)	1,357	19,568
Alnylam Pharmaceuticals, Inc. (a)	232	25,253
Amarin Corporation PLC - ADR (a) (b)	456	1,824
argenx SE - ADR (a)	107	14,095
Ascendis Pharma A/S - ADR (a)	79	8,896
Avantor, Inc. (a)	2,108	26,329
Bruker Corp.	1,702	61,034
Catalent Inc. (a)	1,451	75,379
Cooper Cos. Inc.	362	99,793
Elanco Animal Health (a)	1,752	39,227
Exact Sciences Corporation (a)	364	21,112
Hologic Inc. (a)	2,448	85,925
ICU Medical, Inc. (a)	144	29,055
IDEXX Laboratories, Inc. (a)	62	15,019
Incyte Corporation (a)	455	33,320
Ionis Pharmaceuticals Inc. (a)	153	7,254
Neurocrine Biosciences, Inc. (a)	271	23,455
Perrigo Company Public Limited Company	913	43,906
PPD, Inc. (a)	245	4,363
PRA Health Sciences, Inc. (a)	540	44,842
Seattle Genetics Inc. (a)	379	43,729
Teleflex Incorporated	424	124,173
Veeva Systems Inc. - Class A (a)	291	45,504
West Pharmaceutical Services Inc.	179	27,253
		1,059,662
Information Technology 21.7%
Atlassian Corporation PLC - Class A (a)	307	42,139
Black Knight, Inc. (a)	499	28,972
Ceridian HCM Holding Inc. (a)	722	36,151
Cognex Corp.	228	9,626
CoreLogic, Inc.	1,075	32,830
Corning Incorporated	2,058	42,271
DocuSign, Inc. (a)	635	58,674
Entegris, Inc.	562	25,161
Fidelity National Information Services, Inc.	46	5,595
Fiserv, Inc. (a)	637	60,509
FleetCor Technologies Inc. (a)	235	43,837
FLIR Systems Inc.	414	13,202
Gartner Inc. (a)	182	18,122
Global Payments Inc.	485	69,952
IHS Markit Ltd.	496	29,760
Keysight Technologies, Inc. (a)	768	64,266
Marvell Technology Group Ltd	2,483	56,190
Maxim Integrated Products, Inc.	718	34,902
Microchip Technology Incorporated (b)	1,007	68,275
National Instruments Corp.	959	31,724
Skyworks Solutions, Inc.	454	40,579
Slack Technologies, Inc. - Class A (a)	451	12,105
Splunk Inc. (a)	315	39,762
Spotify Technology S.A. (a)	227	27,567
SS&C Technologies Holdings, Inc.	324	14,198
Wex, Inc. (a)	149	15,578
Workday, Inc. - Class A (a)	270	35,159
Xilinx, Inc.	608	47,387
		1,004,493
Industrials 16.9%
Alaska Air Group, Inc.	279	7,943
Allegion Public Limited Company	129	11,871
BWXT Government Group, Inc.	578	28,154
Clarivate Analytics PLC (a)	1,802	37,391
Colfax Corp. (a)	1,509	29,878
CoStar Group, Inc. (a)	72	42,279
Equifax Inc.	316	37,746
Fortive Corporation	810	44,704
IDEX Corporation	460	63,531
Ingersoll Rand Inc. (a)	2,347	58,197
JB Hunt Transport Services Inc.	577	53,217
L3Harris Technologies, Inc.	265	47,683
Roper Technologies, Inc.	180	56,126
Sensata Technologies Holding PLC (a)	1,556	45,015
Textron Inc.	2,047	54,593
TransUnion	771	51,025
United Airlines Holdings, Inc. (a)	399	12,588
Verisk Analytics, Inc.	393	54,776
Waste Connections, Inc.	277	21,467
Xylem Inc.	361	23,528
		781,712
Consumer Discretionary 12.7%
Aptiv PLC	628	30,923
Burlington Stores Inc. (a)	370	58,630
Carmax Inc. (a)	228	12,273
Chewy, Inc. - Class A (a) (b)	77	2,887
Chipotle Mexican Grill Inc. (a)	34	22,250
Darden Restaurants Inc.	202	11,001
Dollar General Corp.	576	86,982
Dollar Tree Inc. (a)	523	38,425
Dunkin' Brands Group Inc.	496	26,338
Five Below, Inc. (a)	109	7,671
Hilton Worldwide Holdings Inc.	543	37,054
Levi Strauss & Co. - Class A (b)	409	5,084
Lululemon Athletica Inc. (a)	18	3,412
Marriott International, Inc. - Class A	258	19,301
MGM Resorts International (b)	2,731	32,226
Norwegian Cruise Line Holdings Ltd. (a)	632	6,927
O'Reilly Automotive, Inc. (a)	127	38,233
ServiceMaster Holding Corporation (a)	1,175	31,725
Tapestry Inc.	1,133	14,672
Tiffany & Co.	180	23,310
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	82	14,407
Vail Resorts, Inc.	232	34,269
VF Corp.	363	19,631
Visteon Corporation (a)	249	11,947
		589,578
Financials 7.4%
Assurant, Inc.	368	38,305
AXIS Capital Holdings Limited	653	25,238
Cboe Global Markets, Inc.	411	36,682
E*TRADE Financial Corp.	146	5,011
Fidelity National Financial, Inc.	756	18,809
Fifth Third Bancorp	728	10,811
K.K.R. Co., Inc.	1,284	30,135
MarketAxess Holdings Inc.	67	22,282
Progressive Corp.	217	16,023
Raymond James Financial Inc.	181	11,439
SLM Corporation	1,387	9,973
Tradeweb Markets Inc. - Class A	633	26,611
Webster Financial Corp.	728	16,671
Willis Towers Watson Public Limited Company	453	76,942
		344,932
Materials 6.1%
Air Products and Chemicals, Inc.	137	27,347
Avery Dennison Corporation	364	37,081
Ball Corporation	1,721	111,280
Kirkland Lake Gold Ltd.	844	24,982
Martin Marietta Materials Inc.	72	13,625
Packaging Corporation of America	91	7,902
RPM International Inc.	636	37,842
Sealed Air Corporation	1,017	25,130
		285,189
Consumer Staples 2.6%
Casey's General Stores Inc.	396	52,545
ConAgra Brands Inc.	253	7,423
Reynolds Consumer Products LLC	518	15,110
Sprouts Farmers Market, Inc. (a)	1,037	19,278
Treehouse Foods, Inc. (a)	637	28,124
		122,480
Utilities 1.8%
Atmos Energy Corporation	208	20,640
Eversource Energy	196	15,329

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Sempra Energy	409	46,213
		82,182
Communication Services 1.6%
IAC/InterActiveCorp (a)	416	74,560
Energy 1.4%
Concho Resources Inc.	932	39,936
Continental Resources Inc. (b)	647	4,943
Pioneer Natural Resources Co.	259	18,169
		63,048
Real Estate 0.0%
WeWork Companies Inc. - Class A (a) (c) (d)	33	111
Total Common Stocks (cost $4,243,646)		4,407,947
PREFERRED STOCKS 0.0%
Real Estate 0.0%
WeWork Companies Inc. - Series D-2 (a) (c) (d)	122	416
WeWork Companies Inc. - Series D-1 (a) (c) (d)	156	529
Total Preferred Stocks (cost $4,627)		945
SHORT TERM INVESTMENTS 5.3%
Investment Companies 4.8%
JNL Government Money Market Fund - Institutional Class, 0.23% (e) (f)	1,860	1,860
T. Rowe Price Government Reserve Fund, 0.88% (e) (f)	220,382	220,382
		222,242
Securities Lending Collateral 0.5%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (e) (f)	25,204	25,204
Total Short Term Investments (cost $247,446)		247,446
Total Investments 100.4% (cost $4,495,719)		4,656,338
Other Assets and Liabilities, Net (0.4)%		(20,172)
Total Net Assets 100.0%		4,636,166

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(d) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(e) Investment in affiliate.

(f) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/T. Rowe Price Mid-Cap Growth Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
WeWork Companies Inc. - Series D-2	12/09/14	2,036	416	—
WeWork Companies Inc. - Class A	05/26/15	464	111	—
WeWork Companies Inc. - Series D-1	12/09/14	2,591	529	—
		5,091	1,056	—

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Short-Term Bond Fund
CORPORATE BONDS AND NOTES 50.0%
Financials 21.2%
ABN AMRO Bank N.V.
2.21%, (3M USD LIBOR + 0.57%), 08/27/21 (a) (b)	3,795	3,671
AerCap Ireland Capital Designated Activity Company
4.45%, 12/16/21	2,325	2,118
AerCap Ireland Limited
4.63%, 10/30/20	2,360	2,233
3.95%, 02/01/22	3,350	2,918
AIA Group Limited
1.64%, (3M USD LIBOR + 0.52%), 09/20/21 (a) (b)	3,020	3,017
AIG Global Funding
3.35%, 06/25/21 (b)	1,795	1,808
American Express Company
3.70%, 08/03/23	535	559
American International Group, Inc.
6.40%, 12/15/20	885	889
4.88%, 06/01/22	1,780	1,840
Aon Corporation
5.00%, 09/30/20	315	319
2.20%, 11/15/22	835	828
Aon PLC
2.80%, 03/15/21	4,310	4,298
Avolon Holdings Funding Limited
3.63%, 05/01/22 (b)	3,515	3,020
3.95%, 07/01/24 (b)	690	530
2.88%, 02/15/25 (b)	1,805	1,353
Banco Del Estado De Chile
2.70%, 01/09/25 (b)	1,180	1,101
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico
4.13%, 11/09/22 (c)	3,600	3,489
Banco Santander, S.A.
2.97%, (3M USD LIBOR + 1.12%), 04/12/23 (a)	2,200	2,197
Banco Santander-Chile
2.50%, 12/15/20 (b)	4,430	4,397
Bank of America Corporation
2.19%, (3M USD LIBOR + 0.38%), 01/23/22 (a)	2,075	1,996
1.87%, (3M USD LIBOR + 0.65%), 06/25/22 (a)	2,180	2,082
2.50%, 10/21/22	1,760	1,774
2.98%, (3M USD LIBOR + 1.16%), 01/20/23 (a)	4,025	3,908
Bank of Montreal
2.31%, (3M USD LIBOR + 0.46%), 04/13/21 (a)	2,505	2,391
Banque Federative du Credit Mutuel
2.13%, 11/21/22 (b)	2,890	2,824
Barclays Bank PLC
2.65%, 01/11/21	2,290	2,283
Barclays PLC
3.46%, (3M USD LIBOR + 1.63%), 01/10/23 (a)	2,330	2,129
Bayer US Finance II LLC
1.85%, (3M USD LIBOR + 0.63%), 06/25/21 (a) (b)	2,915	2,744
3.50%, 06/25/21 (b)	1,545	1,559
BMW US Capital, LLC
2.26%, (3M USD LIBOR + 0.41%), 04/12/21 (a) (b)	2,655	2,586
2.21%, (3M USD LIBOR + 0.50%), 08/13/21 (a) (b)	1,955	1,890
Boral Finance Pty Limited
3.00%, 11/01/22 (b)	350	354
BPCE
2.90%, (3M USD LIBOR + 1.22%), 05/22/22 (a) (b)	1,600	1,570
Bunge Limited Finance Corp.
3.50%, 11/24/20 (d)	6,370	6,338
3.00%, 09/25/22	5,185	5,105
4.35%, 03/15/24	295	291
Capital One Financial Corporation
3.20%, 01/30/23	1,540	1,554
3.50%, 06/15/23	1,125	1,118
3.90%, 01/29/24	1,295	1,307
Capital One, National Association
2.25%, 09/13/21	750	735
2.15%, 09/06/22	2,500	2,435
Caterpillar Financial Services Corporation
1.28%, (3M USD LIBOR + 0.28%), 09/07/21 (a)	1,425	1,380
Citigroup Inc.
2.70%, 03/30/21	1,375	1,379
2.90%, 12/08/21	4,145	4,182
2.84%, 05/20/22	3,270	3,271
2.31%, 11/04/22	2,615	2,608
Citizens Bank, National Association
2.25%, 10/30/20	712	707
2.55%, 05/13/21	1,625	1,622
3.25%, 02/14/22	1,560	1,580
2.65%, 05/26/22	2,145	2,135
CNH Industrial Capital LLC
4.38%, 11/06/20	4,025	3,967
3.88%, 10/15/21	3,355	3,247
Cooperatieve Rabobank U.A.
3.95%, 11/09/22	3,265	3,296
Credit Agricole SA
2.82%, (3M USD LIBOR + 1.02%), 04/24/23 (a) (b)	1,605	1,491
Daimler Finance North America LLC
3.10%, 05/04/20 (b)	1,515	1,518
2.30%, 02/12/21 (b)	495	483
3.75%, 11/05/21 (b)	2,390	2,372
1.75%, 03/10/23 (b)	3,440	3,229
Danske Bank A/S
5.00%, 01/12/22 (b)	2,115	2,171
3.00%, 09/20/22 (b)	3,010	2,997
Deutsche Bank Aktiengesellschaft
2.95%, 08/20/20	1,935	1,880
3.15%, 01/22/21	2,920	2,878
3.04%, (3M USD LIBOR + 1.29%), 02/04/21 (a)	2,205	2,206
3.38%, 05/12/21	285	270
Discover Bank
7.00%, 04/15/20	5,290	5,300
3.10%, 06/04/20	1,680	1,673
3.20%, 08/09/21	570	569
Eastern Creation II Investment Holdings Ltd.
2.75%, 09/26/20 (c)	3,365	3,373
First Niagara Financial Group, Inc.
7.25%, 12/15/21	1,290	1,342
Ford Motor Credit Company LLC
2.13%, (3M USD LIBOR + 0.93%), 09/24/20 (a)	4,915	4,911
3.47%, 04/05/21	1,000	951
5.88%, 08/02/21	590	578
3.81%, 10/12/21	1,025	979
3.35%, 11/01/22	2,585	2,414
3.09%, 01/09/23	2,250	2,023
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	10,195	10,043
General Motors Financial Company, Inc.
3.20%, 07/13/20 - 07/06/21	4,710	4,654
4.20%, 03/01/21	205	198
2.73%, (3M USD LIBOR + 0.85%), 04/09/21 (a)	1,775	1,775
2.90%, 02/26/25	3,555	3,071
Harley-Davidson Financial Services, Inc.
2.20%, (3M USD LIBOR + 0.50%), 05/21/20 (a) (b)	1,885	1,886
2.52%, (3M USD LIBOR + 0.94%), 03/02/21 (a) (b)	2,485	2,486
4.05%, 02/04/22 (b)	2,975	2,876
2.55%, 06/09/22 (b)	865	875
HSBC Holdings PLC
2.29%, (3M USD LIBOR + 0.60%), 05/18/21 (a)	2,760	2,704
1.43%, (3M USD LIBOR + 0.65%), 09/11/21 (a) (e)	1,590	1,519
HSBC USA Inc.
4.88%, 08/24/20	3,644	3,671
Imperial Brands Finance PLC
2.95%, 07/21/20 (b)	3,920	3,911

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
3.75%, 07/21/22 (b)	3,145	3,139
ING Groep N.V.
2.52%, (3M USD LIBOR + 1.15%), 03/29/22 (a)	1,920	1,846
KeyBank National Association
3.30%, 02/01/22	1,610	1,643
2.30%, 09/14/22	575	575
Lincoln National Corporation
4.00%, 09/01/23	655	672
Marsh & Mclennan Companies, Inc.
3.88%, 03/15/24	1,905	1,987
Metropolitan Life Global Funding I
3.38%, 01/11/22 (b)	2,060	2,143
Mitsubishi UFJ Financial Group Inc
2.44%, (3M USD LIBOR + 0.65%), 07/26/21 (a)	960	919
2.60%, (3M USD LIBOR + 0.92%), 02/22/22 (a)	2,240	2,146
3.22%, 03/07/22	2,890	2,933
2.65%, (3M USD LIBOR + 0.86%), 07/26/23 (a)	1,555	1,457
Moody's Corporation
3.75%, 03/24/25	2,275	2,382
Morgan Stanley
2.75%, 05/19/22	2,555	2,581
Nordea Bank AB
4.88%, 05/13/21 (b)	1,655	1,685
Panasonic Corporation
2.54%, 07/19/22 (b)	1,760	1,729
PNC Bank, National Association
2.45%, 07/28/22	2,140	2,141
Regions Bank
2.29%, (3M USD LIBOR + 0.38%), 04/01/21 (a)	3,320	3,247
2.21%, (3M USD LIBOR + 0.50%), 08/13/21 (a)	985	985
3.37%, 08/13/21	3,510	3,515
Reinsurance Group of America, Incorporated
5.00%, 06/01/21	295	303
Santander UK Group Holdings PLC
2.88%, 10/16/20	2,905	2,891
Santander UK PLC
2.13%, 11/03/20	1,035	1,024
2.10%, 01/13/23 (e)	2,380	2,310
Shire Acquisitions Investments Ireland Designated Activity Company
2.88%, 09/23/23	290	292
SMBC Aviation Capital Finance Designated Activity Company
4.13%, 07/15/23 (b)	446	471
3.55%, 04/15/24 (b)	860	899
Standard Chartered PLC
2.74%, 09/10/22 (b)	1,780	1,759
2.97%, (3M USD LIBOR + 1.15%), 01/20/23 (a) (b)	2,200	2,122
State Street Corporation
2.83%, 03/30/23 (b)	690	697
SunTrust Banks, Inc.
2.80%, 05/17/22	2,555	2,587
Swedbank AB
2.65%, 03/10/21 (b)	3,075	3,079
3.35%, 05/24/21	2,610	2,638
Synchrony Financial
3.00%, 06/15/22	880	865
2.85%, 07/25/22	7,040	6,697
Syngenta Finance N.V.
3.70%, 04/24/20 (b)	2,235	2,236
3.93%, 04/23/21 (b)	1,375	1,336
The Charles Schwab Corporation
2.02%, (3M USD LIBOR + 0.32%), 05/21/21 (a)	2,350	2,300
4.20%, 03/24/25	2,365	2,504
The Goldman Sachs Group, Inc.
5.75%, 01/24/22	1,990	2,111
2.90%, (3M USD LIBOR + 1.11%), 04/26/22 (a)	3,030	2,880
2.56%, (3M USD LIBOR + 0.78%), 10/31/22 (a)	735	693
The Toronto-Dominion Bank
2.03%, (3M USD LIBOR + 0.24%), 01/25/21 (a)	3,935	3,863
Trinity Acquisition PLC
3.50%, 09/15/21	1,525	1,524
Truist Bank
1.25%, 03/09/23	5,060	4,897
U.S. Bank National Association
2.11%, (3M USD LIBOR + 0.32%), 04/26/21 (a)	3,690	3,636
UBS Group Funding (Jersey) Limited
3.00%, 04/15/21 (b)	5,035	5,044
UBS Group Funding (Switzerland) AG
2.90%, (3M USD LIBOR + 1.22%), 05/23/23 (a) (b)	2,300	2,053
Volkswagen Group of America, Inc.
3.88%, 11/13/20 (b)	2,415	2,403
2.50%, 09/24/21 (b)	575	559
2.70%, 09/26/22 (b)	1,345	1,281
WEA Finance LLC
3.25%, 10/05/20 (b)	805	802
Wells Fargo & Company
3.50%, 03/08/22	1,490	1,517
Wells Fargo Bank, National Association
3.33%, 07/23/21	4,575	4,585
2.08%, 09/09/22	2,285	2,273
		319,065
Health Care 5.2%
AbbVie Inc.
2.30%, 05/14/21	2,675	2,671
2.90%, 11/06/22	2,020	2,041
3.20%, 11/06/22	440	450
2.60%, 11/21/24 (b)	5,565	5,614
Actavis LLC
3.25%, 10/01/22	425	426
Allergan Funding SCS
3.45%, 03/15/22	1,380	1,376
AmerisourceBergen Corporation
3.50%, 11/15/21	1,615	1,620
Baxalta Incorporated
3.60%, 06/23/22	680	687
Baxter International Inc.
3.75%, 10/01/25 (b)	1,925	2,040
Becton, Dickinson and Company
2.40%, 06/05/20	3,135	3,131
2.25%, (3M USD LIBOR + 0.88%), 12/29/20 (a)	814	801
2.89%, 06/06/22	3,256	3,238
Bristol-Myers Squibb Company
2.88%, 02/19/21 (b)	2,905	2,919
2.60%, 05/16/22 (b)	1,075	1,096
3.55%, 08/15/22 (b)	1,580	1,645
2.75%, 02/15/23 (b)	1,579	1,616
3.25%, 02/20/23 (b)	480	497
3.63%, 05/15/24 (b)	425	449
2.90%, 07/26/24 (b)	2,235	2,325
Cardinal Health, Inc.
2.62%, 06/15/22	265	266
3.20%, 03/15/23	1,770	1,772
3.08%, 06/15/24	1,445	1,430
3.50%, 11/15/24	2,425	2,493
Cigna Holding Company
4.13%, 09/15/20 (b)	2,150	2,153
1.49%, (3M USD LIBOR + 0.65%), 09/17/21 (a)	1,560	1,496
3.40%, 09/17/21	865	879
3.90%, 02/15/22 (b)	1,300	1,327
3.00%, 07/15/23 (b)	1,455	1,466
3.75%, 07/15/23	1,516	1,563
CVS Health Corporation
1.72%, (3M USD LIBOR + 0.72%), 03/09/21 (a)	1,650	1,605
3.35%, 03/09/21	1,702	1,713
3.70%, 03/09/23	4,740	4,909
2.63%, 08/15/24	785	780
EMD Finance LLC
2.95%, 03/19/22 (b)	1,005	1,019
Express Scripts Holding Company
2.33%, (3M USD LIBOR + 0.75%), 11/30/20 (a)	3,345	3,346
Humana Inc.
3.15%, 12/01/22	805	802
2.90%, 12/15/22	430	425
3.85%, 10/01/24	150	153
4.50%, 04/01/25	2,190	2,284
McKesson Corporation
3.65%, 11/30/20	3,440	3,449

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Perrigo Finance Unlimited Company
3.50%, 03/15/21 (d)	375	374
3.50%, 12/15/21	1,115	1,093
3.90%, 12/15/24	3,310	3,185
Takeda Pharmaceutical Co Ltd
4.00%, 11/26/21	3,335	3,386
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	790	847
		78,857
Energy 4.4%
Aker BP ASA
3.00%, 01/15/25 (b)	1,880	1,579
Cenovus Energy Inc.
3.00%, 08/15/22	2,905	2,010
Columbia Pipeline Group, Inc.
3.30%, 06/01/20	3,350	3,336
Diamondback Energy, Inc.
2.88%, 12/01/24	5,040	3,509
Energy Transfer LP
4.25%, 03/15/23	1,625	1,459
5.88%, 01/15/24	4,795	4,670
2.90%, 05/15/25	480	407
Eni S.p.A.
4.00%, 09/12/23 (b)	925	931
EOG Resources, Inc.
2.63%, 03/15/23	594	582
EQT Corporation
4.88%, 11/15/21	530	430
3.00%, 10/01/22 (d)	4,250	3,517
Exxon Mobil Corporation
1.90%, 08/16/22	1,429	1,431
2.99%, 03/19/25	3,790	3,983
Marathon Oil Corporation
2.80%, 11/01/22	3,970	3,004
MPLX LP
1.90%, (3M USD LIBOR + 0.90%), 09/09/21 (a)	565	545
2.10%, (3M USD LIBOR + 1.10%), 09/09/22 (a)	1,755	1,667
Occidental Petroleum Corporation
2.60%, 08/13/21	2,255	1,805
2.70%, 08/15/22	2,140	1,525
Phillips 66
2.25%, (3M USD LIBOR + 0.60%), 02/26/21 (a)	1,700	1,595
Plains All American Pipeline, L.P.
5.00%, 02/01/21	1,155	1,139
Reliance Holding USA, Inc.
5.40%, 02/14/22 (c)	3,105	3,170
Sabine Pass Liquefaction, LLC
5.63%, 02/01/21 (f)	6,460	6,355
6.25%, 03/15/22	4,830	4,751
Saudi Arabian Oil Company
2.75%, 04/16/22 (b)	4,280	4,218
Schlumberger Holdings Corporation
3.75%, 05/01/24 (b)	1,600	1,516
The Williams Companies, Inc.
3.70%, 01/15/23	4,485	4,126
Western Midstream Operating, LP
4.00%, 07/01/22	3,660	2,374
Williams Partners L.P.
3.35%, 08/15/22	1,005	959
		66,593
Utilities 4.0%
American Electric Power Company, Inc.
3.65%, 12/01/21	450	452
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	1,645	1,672
CenterPoint Energy, Inc.
3.60%, 11/01/21	1,115	1,137
Dominion Energy, Inc.
2.58%, 07/01/20 (f)	6,085	6,068
Edison International
2.13%, 04/15/20	2,871	2,871
3.13%, 11/15/22	1,330	1,317
Enel Finance International N.V.
2.88%, 05/25/22 (b)	3,575	3,579
4.25%, 09/14/23 (b)	1,525	1,556
FirstEnergy Corp.
2.85%, 07/15/22 (g)	2,300	2,273
NextEra Energy Capital Holdings, Inc.
2.16%, (3M USD LIBOR + 0.55%), 08/28/21 (a)	3,035	3,036
NRG Energy, Inc.
3.75%, 06/15/24 (b)	1,420	1,403
PNM Resources, Inc.
3.25%, 03/09/21	2,375	2,390
San Diego Gas & Electric Company
1.91%, 02/01/22	457	460
Sempra Energy
2.85%, 11/15/20	8,385	8,369
2.33%, (3M USD LIBOR + 0.50%), 01/15/21 (a)	2,545	2,445
2.88%, 10/01/22	1,400	1,408
SinoSing Power Pte. Ltd.
2.25%, 02/20/25 (c)	4,100	4,055
State Grid Overseas Investment Limited
2.25%, 05/04/20 (b)	5,995	6,000
The Israel Electric Corporation Ltd.
5.00%, 11/12/24 (b)	2,440	2,524
The Southern Company
2.35%, 07/01/21	875	876
Vistra Operations Company LLC
3.55%, 07/15/24 (b)	6,170	5,805
		59,696
Industrials 3.1%
3M Company
2.65%, 04/15/25	420	429
Air Lease Corporation
2.50%, 03/01/21	685	627
3.50%, 01/15/22	1,320	1,188
2.25%, 01/15/23	1,680	1,409
Carrier Global Corporation
2.24%, 02/15/25 (b)	3,470	3,377
Deere & Company
2.75%, 04/15/25 (d)	830	847
Delta Air Lines, Inc.
2.60%, 12/04/20	690	650
Equifax Inc.
2.30%, 06/01/21	2,500	2,465
2.56%, (3M USD LIBOR + 0.87%), 08/15/21 (a)	1,440	1,400
3.60%, 08/15/21	1,350	1,349
FedEx Corporation
3.40%, 01/14/22	775	780
General Dynamics Corporation
2.25%, 11/15/22	3,595	3,611
General Electric Capital Corporation
5.30%, 02/11/21	265	268
4.65%, 10/17/21	1,295	1,320
3.15%, 09/07/22	1,120	1,120
3.45%, 05/15/24	1,065	1,050
General Electric Company
2.70%, 10/09/22	2,265	2,227
Otis Worldwide Corporation
2.06%, 04/05/25 (b)	2,010	1,965
Park Aerospace Holdings Limited
5.25%, 08/15/22 (b)	1,985	1,753
4.50%, 03/15/23 (b)	965	804
Penske Truck Leasing Co., L.P.
3.20%, 07/15/20 (b)	440	442
3.30%, 04/01/21 (b)	2,678	2,682
3.65%, 07/29/21 (b)	585	604
3.38%, 02/01/22 (b)	1,695	1,709
Republic Services, Inc.
2.50%, 08/15/24	1,975	1,997
Roper Technologies, Inc.
3.13%, 11/15/22	3,505	3,485
3.65%, 09/15/23	700	717
Shanghai Electric Group Company Limited
2.65%, 11/21/24 (c)	4,130	4,156
United Parcel Service, Inc.
3.90%, 04/01/25 (d)	2,340	2,533
		46,964

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Communication Services 2.9%
Axiata SPV2 Berhad
3.47%, 11/19/20 (c)	1,745	1,760
Baidu, Inc.
3.50%, 11/28/22	1,820	1,859
Charter Communications Operating, LLC
3.58%, 07/23/20	3,685	3,704
4.46%, 07/23/22	7,430	7,673
4.91%, 07/23/25	4,240	4,553
Comcast Corporation
3.70%, 04/15/24	2,415	2,583
3.10%, 04/01/25	620	658
Crown Communication Inc.
3.72%, 07/15/23	220	225
Fox Corporation
3.67%, 01/25/22	2,905	2,967
4.03%, 01/25/24	785	816
3.05%, 04/07/25	390	389
RELX Capital Inc.
3.50%, 03/16/23	1,380	1,434
Sky Limited
3.75%, 09/16/24 (b)	780	823
The Interpublic Group of Companies, Inc.
3.50%, 10/01/20	700	694
The Walt Disney Company
3.35%, 03/24/25 (e)	6,645	7,246
Verizon Communications Inc.
5.15%, 09/15/23	1,435	1,597
3.38%, 02/15/25	1,005	1,079
2.63%, 08/15/26	690	713
3.00%, 03/22/27	325	343
Vodafone Group Public Limited Company
3.75%, 01/16/24	1,700	1,766
WPP Finance 2010
3.63%, 09/07/22 (g)	635	632
		43,514
Consumer Discretionary 2.8%
AutoZone, Inc.
3.63%, 04/15/25	1,020	1,034
D.R. Horton, Inc.
2.55%, 12/01/20	1,270	1,258
Dollar Tree, Inc.
2.54%, (3M USD LIBOR + 0.70%), 04/17/20 (a)	992	992
Expedia Group, Inc.
5.95%, 08/15/20	785	785
General Motors Company
4.88%, 10/02/23	1,360	1,236
Hasbro, Inc.
2.60%, 11/19/22 (g)	1,790	1,767
3.00%, 11/19/24 (g)	2,400	2,267
Hyundai Capital America
2.45%, 06/15/21 (b)	1,690	1,641
3.95%, 02/01/22 (b)	1,110	1,138
3.00%, 06/20/22 (b)	2,480	2,417
2.85%, 11/01/22 (b)	1,039	1,050
2.38%, 02/10/23 (b)	3,600	3,398
JD.com, Inc.
3.13%, 04/29/21	5,535	5,544
McDonald's Corporation
3.35%, 04/01/23	1,675	1,730
3.30%, 07/01/25	650	670
1.45%, 09/01/25	1,145	1,087
NIKE, Inc.
2.40%, 03/27/25	900	932
Nissan Motor Acceptance Corporation
2.15%, 09/28/20 (b)	1,165	1,143
3.65%, 09/21/21 (b)	1,340	1,312
O'Reilly Automotive, Inc.
3.80%, 09/01/22	1,035	1,056
QVC, Inc.
5.13%, 07/02/22	2,685	2,229
4.38%, 03/15/23	1,360	1,301
Target Corporation
2.25%, 04/15/25	1,905	1,932
The TJX Companies, Inc.
3.50%, 04/15/25	3,245	3,319
Walgreen Co.
3.10%, 09/15/22	820	817
		42,055
Information Technology 2.7%
Amphenol Corporation
2.05%, 03/01/25	1,695	1,635
Apple Inc.
2.40%, 05/03/23	2,380	2,471
Avnet, Inc.
3.75%, 12/01/21 (g)	1,643	1,664
Broadcom Corporation
3.00%, 01/15/22	4,185	4,140
Fiserv, Inc.
2.75%, 07/01/24	4,255	4,264
Global Payments Inc.
2.65%, 02/15/25	1,800	1,782
Intel Corporation
3.40%, 03/25/25	2,015	2,171
International Business Machines Corporation
2.50%, 01/27/22 (d)	1,640	1,680
2.85%, 05/13/22	1,995	2,049
2.88%, 11/09/22	323	333
Jabil Inc.
5.63%, 12/15/20	1,280	1,300
Microchip Technology Incorporated
3.92%, 06/01/21	4,440	4,375
NXP B.V.
4.13%, 06/01/21 (b)	1,575	1,589
3.88%, 09/01/22 (b)	1,410	1,420
4.63%, 06/01/23 (b)	2,395	2,461
Oracle Corporation
2.50%, 04/01/25	5,485	5,599
Texas Instruments Incorporated
1.38%, 03/12/25	1,040	1,026
		39,959
Consumer Staples 1.7%
Altria Group, Inc.
3.49%, 02/14/22	1,300	1,319
3.80%, 02/14/24	3,320	3,369
Archer-Daniels-Midland Company
2.75%, 03/27/25	1,010	1,023
BAT Capital Corp.
2.76%, 08/15/22	7,130	7,029
Conagra Brands, Inc.
2.55%, (3M USD LIBOR + 0.75%), 10/22/20 (a)	584	576
General Mills, Inc.
2.38%, (3M USD LIBOR + 0.54%), 04/16/21 (a)	2,480	2,411
Keurig Dr Pepper Inc.
3.55%, 05/25/21	2,485	2,513
Kraft Foods Group, Inc.
3.50%, 06/06/22	1,915	1,900
PepsiCo, Inc.
2.25%, 03/19/25	2,480	2,568
Pernod Ricard
4.45%, 01/15/22 (b)	2,820	2,897
		25,605
Materials 1.3%
Anglo American Capital PLC
3.75%, 04/10/22 (b)	726	719
4.13%, 09/27/22 (b)	1,255	1,280
CNAC (HK) Finbridge Company Limited
3.00%, 07/19/20	1,945	1,945
4.13%, 03/14/21 (c)	1,840	1,858
International Flavors & Fragrances Inc.
3.40%, 09/25/20	980	992
Legacy Vulcan Corp.
1.34%, (3M USD LIBOR + 0.60%), 06/15/20 (a)	2,080	2,073
2.23%, (3M USD LIBOR + 0.65%), 03/01/21 (a)	3,900	3,730
LyondellBasell Industries N.V.
6.00%, 11/15/21	2,895	2,981
Martin Marietta Materials, Inc.
2.33%, (3M USD LIBOR + 0.65%), 05/22/20 (a)	870	862

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
POSCO
2.38%, 01/17/23 (b)	3,435	3,357
Southern Copper Corporation
5.38%, 04/16/20	510	511
		20,308
Real Estate 0.7%
Brixmor Operating Partnership LP
3.88%, 08/15/22	445	426
Crown Castle International Corp.
3.40%, 02/15/21	2,765	2,776
2.25%, 09/01/21	4,185	4,118
4.88%, 04/15/22	879	912
5.25%, 01/15/23	1,170	1,252
Highwoods Realty Limited Partnership
3.63%, 01/15/23	1,315	1,350
Ventas Realty, Limited Partnership
3.10%, 01/15/23	460	479
		11,313
Total Corporate Bonds And Notes (cost $771,721)		753,929
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 25.4%
Allegro CLO III Ltd
Series 2015-AR-IA, 2.63%, (3M USD LIBOR + 0.84%), 07/26/27 (a) (b)	1,280	1,237
Ally Auto Receivables Trust
Series 2017-C-2, 2.46%, 09/15/22	395	390
Series 2017-D-2, 2.93%, 11/15/23	550	544
Ally Master Owner Trust
Series 2018-A-2, 3.29%, 05/15/21	4,225	4,267
American Airlines, Inc.
Series 2017-B-2B, 3.70%, 10/15/25	1,735	1,605
American Express Credit Account Master Trust
Series 2019-B-3, 2.20%, 09/15/22	1,540	1,513
AmeriCredit Automobile Receivables Trust
Series 2016-D-3, 2.71%, 08/08/20	2,130	2,110
Series 2017-D-3, 3.18%, 04/18/22	3,550	3,561
Series 2016-D-4, 2.74%, 12/08/22	3,900	3,864
Series 2017-D-1, 3.13%, 01/18/23	3,180	3,202
Series 2017-D-2, 3.42%, 04/18/23	2,290	2,297
Series 2017-B-3, 2.24%, 06/19/23	1,040	1,025
Series 2017-C-3, 2.69%, 06/19/23	1,105	1,101
Series 2020-C-1, 1.59%, 10/18/25	1,350	1,336
Series 2020-D-1, 1.80%, 12/18/25	1,305	1,293
Angel Oak Mortgage Trust I, LLC
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (a)	1,868	1,832
Series 2019-M1-2, REMIC, 4.07%, 04/25/23 (a)	1,420	1,232
Applebee's Funding LLC
Series 2019-A2I-1A, 4.19%, 06/05/24	1,590	1,496
ARI Fleet Lease Trust
Series 2017-A2-A, 1.91%, 04/15/26	65	64
Series 2018-A2-A, 2.55%, 10/15/26	789	778
Ascentium Equipment Receivables Trust
Series 2017-A3-1A, 2.29%, 06/10/21	289	286
Avis Budget Rental Car Funding (AESOP) LLC
Series 2015-A-1A, 2.50%, 07/20/20	1,375	1,373
Series 2015-A-2A, 2.63%, 12/20/20	2,205	2,185
Series 2016-A-1A, 2.99%, 06/20/21	2,200	2,131
Series 2017-B-1A, 3.41%, 09/20/22	1,400	1,403
Series 2017-A-2A, 2.97%, 03/20/23	2,130	1,997
Series 2017-B-2A, 3.33%, 03/20/23	2,130	2,137
Series 2018-C-2A, 4.95%, 03/20/24	800	761
Series 2019-A-2A, 3.35%, 09/20/24	1,670	1,640
Series 2019-B-2A, 3.55%, 09/20/24	1,225	1,208
Series 2020-A-1A, 2.33%, 08/20/25	990	871
Series 2019-B-1A, REMIC, 3.70%, 03/20/22	625	613
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-DSNY, REMIC, 1.55%, (1M USD LIBOR + 0.85%), 09/15/20 (a)	2,400	2,143
Bank 2019-BNK19
Series 2019-A1-BN19, REMIC, 2.26%, 08/16/24	1,100	1,103
Bayview Mortgage Fund IVc Trust
Series 2017-A-RT3, 3.50%, 01/28/58 (a)	2,878	2,863
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 07/28/57 (a)	2,470	2,458
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (a)	883	878
BlueMountain CLO Ltd
Series 2015-A1R-2A, 2.75%, (3M USD LIBOR + 0.93%), 07/19/27 (a) (b)	3,770	3,665
BRE Grand Islander Timeshare Issuer LLC
Series 2019-A-A, 3.28%, 09/26/33	820	843
BX Commercial Mortgage Trust
Series 2020-C-BXLP, REMIC, 1.82%, (1M USD LIBOR + 1.12%), 12/15/21 (a)	1,455	1,309
Series 2020-D-BXLP, REMIC, 1.95%, (1M USD LIBOR + 1.25%), 12/15/21 (a)	1,395	1,241
BX Trust
Series 2018-A-GW, 1.51%, (1M USD LIBOR + 0.80%), 05/15/37 (a)	3,030	2,606
Capital Auto Receivables Asset Trust
Series 2018-B-2, 3.48%, 12/21/20	885	867
Series 2018-C-2, 3.69%, 02/22/21	1,130	1,118
Series 2018-C-1, 3.36%, 06/20/21	2,280	2,242
Series 2018-D-1, 3.70%, 06/20/21	2,235	2,205
Series 2017-B-1, 2.43%, 05/20/22	385	375
Series 2017-C-1, 2.70%, 09/20/22	620	607
Carlyle Global Market Strategies CLO Ltd
Series 2015-A1R-3A, 2.80%, (3M USD LIBOR + 1.00%), 07/28/28 (a)	3,805	3,701
CarMax Auto Owner Trust
Series 2017-D-1, 3.43%, 01/15/21	3,625	3,543
Series 2017-C-4, 2.70%, 10/15/21	530	524
Series 2019-B-2, 3.01%, 04/17/23	1,550	1,541
Series 2020-B-1, 2.21%, 09/15/25	1,810	1,821
Series 2020-C-1, 2.34%, 11/17/25	785	790
CGDB Commercial Mortgage Trust
Series 2019-D-MOB, REMIC, 2.35%, (1M USD LIBOR + 1.65%), 11/15/21 (a)	3,115	2,636
CNH Equipment Trust
Series 2016-A3-C, 1.44%, 12/15/21	299	291
Series 2018-B-A, 3.47%, 04/15/22	970	984
Cole Park CLO Ltd
Series 2015-AR-1A, 2.87%, (3M USD LIBOR + 1.05%), 10/20/28 (a)	3,985	3,867
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	1,089	1,039
Series 2019-A1-3, 2.76%, 08/25/49 (a)	2,813	2,560
Series 2018-A1-2, REMIC, 3.47%, 07/27/48 (a)	1,278	1,240
Series 2018-A2-2, REMIC, 3.54%, 07/27/48 (a)	621	600
Series 2018-A1-4, REMIC, 4.01%, 12/28/48	966	939
COMM Mortgage Trust
Series 2020-D-CBM, 3.63%, 02/12/25	980	736
Series 2016-A1-CR28, REMIC, 1.77%, 10/13/20	148	148
Series 2015-A2-LC23, REMIC, 3.22%, 10/13/20	4,595	4,580
Series 2014-D-CR19, REMIC, 4.73%, 08/12/24 (a)	760	650
Credit Suisse Mortgage Capital Certificates
Series 2019-C-ICE4, 2.14%, (1M USD LIBOR + 1.43%), 05/15/21 (a)	2,680	2,439
Series 2019-D-ICE4, 2.31%, (1M USD LIBOR + 1.60%), 05/15/21 (a)	1,965	1,749
CSAIL Commercial Mortgage Trust
Series 2019-A1-C16, REMIC, 2.36%, 06/17/24	1,353	1,360
Daimler Trucks Retail Trust
Series 2018-A4-1, 3.03%, 11/15/24	3,745	3,662
Series 2020-A4-1, 1.37%, 06/15/27	3,720	3,636
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (a)	578	556
Series 2018-A1-2A, 3.48%, 06/25/22 (a)	1,216	1,168
Series 2018-A3-3A, 3.96%, 10/25/22	120	114
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (a)	676	649
Series 2017-A2-3A, REMIC, 2.71%, 11/25/21 (a)	58	56
Series 2017-A3-3A, REMIC, 2.81%, 11/25/21 (a)	55	53
Series 2019-A1-1A, REMIC, 3.74%, 03/25/23	1,870	1,801
Series 2019-A3-2A, REMIC, 3.76%, 05/25/23	1,227	1,160
Series 2019-M1-2A, REMIC, 3.92%, 05/25/23	1,005	874

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2019-A1-3A, REMIC, 2.96%, 08/25/23	1,195	1,128
Series 2017-A3-1A, REMIC, 3.49%, 10/27/25 (a)	140	135
Drive Auto Receivables Trust
Series 2020-C-1, 2.36%, 03/15/26	1,590	1,525
Elara HGV Timeshare Issuer LLC
Series 2014-A-A, 2.53%, 02/25/27	176	174
Series 2017-A-A, 2.69%, 03/25/30	499	502
Series 2019-A-A, 2.61%, 01/25/34	1,744	1,753
Enterprise Fleet Financing, LLC
Series 2017-A2-3, 2.13%, 08/20/20	998	979
Series 2018-A2-1, 2.87%, 02/20/21 (b)	780	761
Series 2018-A2-2, 3.14%, 06/20/21	1,297	1,275
Series 2019-A2-1, 2.98%, 02/22/22	1,248	1,247
Series 2017-A2-1, 2.13%, 07/20/22	16	16
Series 2019-A2-3, 2.06%, 02/20/23	1,745	1,675
Flagstar Mortgage Trust
Series 2020-A11-1INV, REMIC, 1.80%, (1M USD LIBOR + 0.85%), 08/25/41 (a)	1,411	1,365
FWD Securitization Trust
Series 2020-A1-INV1, 2.24%, 01/25/50	3,249	3,043
Galton Funding Mortgage Trust
Series 2019-A32-1, 4.00%, 12/25/32	933	917
Series 2018-A33-1, 3.50%, 02/25/33 (a)	1,137	1,108
Series 2019-M1-H1, 3.34%, 10/25/59	805	645
Series 2020-A1-H1, REMIC, 2.31%, 02/25/24	1,370	1,307
Series 2020-M1-H1, REMIC, 2.83%, 02/25/24	1,170	870
GM Financial Automobile Leasing Trust
Series 2017-C-3, 2.73%, 09/20/21	780	780
Series 2018-C-1, 3.11%, 12/20/21	985	966
Series 2018-C-2, 3.50%, 04/20/22	1,110	1,104
Series 2018-D-1, 3.37%, 10/20/22	2,450	2,461
GM Financial Consumer Automobile Receivables Trust
Series 2017-C-3A, 2.52%, 03/16/23	635	630
GMF Floorplan Owner Revolving Trust
Series 2017-C-2, 2.63%, 07/15/20	970	956
Series 2019-A-1, 2.70%, 04/15/22	1,865	1,718
Golub Capital Partners Clo 39b Ltd
Series 2018-A1-39A, 2.97%, (3M USD LIBOR + 1.15%), 10/20/28 (a)	2,180	2,102
Great Wolf Trust
Series 2019-C-WOLF, REMIC, 2.34%, (1M USD LIBOR + 1.63%), 12/15/21 (a)	1,190	1,036
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	569	562
GS Mortgage Securities Trust
Series 2016-A1-GS3, 1.43%, 02/12/21	154	154
Series 2014-2A1-EB1A, REMIC, 2.46%, 05/25/21 (a)	199	189
Halcyon Loan Advisors Funding Ltd
Series 2014-B1-3A, 3.50%, (3M USD LIBOR + 1.70%), 10/22/25 (a)	1,960	1,908
Hardee's Funding LLC
Series 2018-AI-1A, 4.25%, 06/20/22	2,171	2,095
Hilton Grand Vacations Inc.
Series 2017-A-AA, 2.66%, 08/25/23	269	269
Hilton Grand Vacations Trust
Series 2014-A-AA, 1.77%, 11/25/26	279	274
Homeward Opportunities Fund I Trust
Series 2019-A1-1, 3.45%, 01/25/59 (a)	2,490	2,453
Series 2019-A3-1, 3.61%, 01/25/59 (a)	1,587	1,534
Series 2019-A1-3, 2.68%, 11/25/59	2,145	2,069
Series 2018-A1-1, REMIC, 3.77%, 06/25/48	1,264	1,254
Series 2018-A2-1, REMIC, 3.90%, 06/25/48	1,011	995
Hyundai Auto Receivables Trust
Series 2017-B-A, 2.38%, 04/17/23	875	884
Series 2019-B-A, 2.94%, 05/15/25	1,660	1,628
J.P. Morgan Mortgage Trust
Series 2020-A11-INV1, 2.46%, 03/25/43 (a)	865	835
Series 2020-A15-INV1, 3.50%, 03/25/43 (a)	1,416	1,473
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2019-B-BKWD, 2.05%, (1M USD LIBOR + 1.35%), 09/15/22 (a)	3,760	3,457
Series 2019-C-BKWD, 2.30%, (1M USD LIBOR + 1.60%), 09/15/22 (a)	1,195	1,064
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 3.01%, (3M USD LIBOR + 1.19%), 10/21/30 (a)	3,635	3,469
Magnetite XVI, Limited
Series 2015-AR-16A, 2.62%, (3M USD LIBOR + 0.80%), 01/18/28 (a)	5,120	4,915
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (a)	1,111	1,080
Mill City Mortgage Loan Trust
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	293	291
Series 2017-A1-2, REMIC, 2.75%, 01/25/24 (a)	1,367	1,364
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-A1-C24, REMIC, 1.71%, 07/15/20	225	225
Series 2016-A1-C30, REMIC, 1.39%, 07/16/21	351	350
Series 2014-AS-C15, REMIC, 4.26%, 02/16/24	710	730
Series 2014-B-C15, REMIC, 4.57%, 03/15/24	255	254
Series 2014-AS-C18, REMIC, 4.11%, 09/17/24	955	981
Morgan Stanley Capital I Trust
Series 2019-D-MEAD, 3.18%, 11/13/24	2,330	1,942
Series 2015-A1-MS1, REMIC, 1.64%, 07/17/20	298	297
MVW Owner Trust
Series 2014-A-1A, 2.25%, 10/20/24	336	332
Series 2013-A-1A, 2.15%, 04/22/30	93	93
Series 2013-B-1A, 2.74%, 04/22/30	937	937
Series 2015-A-1A, 2.52%, 12/20/32	800	784
Series 2015-B-1A, 2.96%, 12/20/32	549	543
Series 2017-A-1A, 2.42%, 12/20/34	273	260
Series 2017-B-1A, 2.75%, 12/20/34	92	94
Series 2017-C-1A, 2.99%, 12/20/34	253	254
Navient Funding, LLC
Series 2007-A4-7, 2.12%, (3M USD LIBOR + 0.33%), 01/25/22 (a)	1,091	1,004
Navient Private Education Refi Loan Trust
Series 2018-A1-A, 2.53%, 08/16/21	271	260
Series 2019-A1-CA, 2.82%, 07/15/23	1,959	1,921
Series 2019-A-GA, 2.40%, 05/15/28	3,342	3,384
Series 2019-A2A-EA, 2.64%, 09/15/28	2,970	3,022
Series 2019-A1-EA, REMIC, 2.39%, 06/15/22	783	779
Series 2020-A2A-CA, REMIC, 2.15%, 03/15/29	5,155	5,052
Series 2020-A2A-A, REMIC, 2.46%, 11/15/68	1,550	1,570
Nelnet, Inc.
Series 2005-A4-4, 1.38%, (3M USD LIBOR + 0.18%), 03/22/32 (a)	1,785	1,631
Neuberger Berman CLO XIX Ltd
Series 2015-A1R2-19A, 2.63%, (3M USD LIBOR + 0.80%), 07/15/27 (a) (b)	3,794	3,635
Neuberger Berman CLO XVI-S Ltd
Series 2017-A-16SA, 2.68%, (3M USD LIBOR + 0.85%), 01/18/28 (a) (b)	2,335	2,249
New Orleans Hotel Trust
Series 2019-B-HNLA, REMIC, 1.99%, (1M USD LIBOR + 1.29%), 04/15/21 (a)	4,180	3,671
New Residential Mortgage Loan Trust
Series 2018-A1-NQM1, 3.99%, 11/25/48	2,412	2,404
Series 2019-A1-NQM3, 2.80%, 07/25/49 (a)	2,570	2,485
Series 2019-A3-NQM3, 3.09%, 07/25/49 (a)	1,016	941
Series 2019-A1-NQM5, REMIC, 2.71%, 11/25/59	2,506	2,408
OBX Trust
Series 2019-2A1A-EXP2, REMIC, 2.53%, (1M USD LIBOR + 0.90%), 07/25/59 (a)	1,399	1,360
Series 2019-2A2-EXP2, REMIC, 2.83%, (1M USD LIBOR + 1.20%), 07/25/59 (a)	2,461	2,403
Series 2019-2A1-EXP3, REMIC, 1.85%, (1M USD LIBOR + 0.95%), 09/25/59 (a)	2,771	2,620
Series 2020-1A8-EXP1, REMIC, 3.50%, 01/25/60 (a)	2,098	2,106
Series 2020-2A2-EXP1, REMIC, 1.90%, 01/26/60 (a)	598	578
OCP CLO Ltd
Series 2015-A1R-10A, 2.61%, (3M USD LIBOR + 0.82%), 10/26/27 (a) (b)	2,906	2,771
Series 2014-A1RR-7A, 2.94%, (3M USD LIBOR + 1.12%), 07/20/29 (a)	6,010	5,689

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
OZLM VIII, Ltd.
Series 2014-A1RR-8A, 3.01%, (3M USD LIBOR + 1.17%), 10/17/29 (a)	2,515	2,393
Planet Fitness Master
Series 2018-A2I-1A, 4.26%, 09/05/22	2,783	2,620
RETL
Series 2019-A-RVP, REMIC, 1.85%, (1M USD LIBOR + 1.15%), 03/15/21 (a)	612	551
Santander Drive Auto Receivables Trust
Series 2017-C-1, 2.58%, 06/15/20	79	79
Series 2018-B-4, 3.27%, 01/15/21	1,216	1,217
Series 2016-D-3, 2.80%, 07/15/21	1,400	1,389
Series 2019-B-2, 2.79%, 10/15/21	1,395	1,380
Series 2018-C-1, 2.96%, 02/15/22	630	624
Series 2016-D-1, 4.02%, 04/15/22	1,261	1,246
Series 2019-C-1, 3.42%, 11/15/22	1,985	1,996
Series 2019-D-2, 3.22%, 07/15/25	545	535
Series 2019-B-3, REMIC, 2.28%, 10/15/21	2,050	2,010
Santander Retail Auto Lease Trust
Series 2019-B-C, 2.17%, 09/20/22	1,015	1,012
Series 2019-C-C, 2.39%, 11/21/22	1,700	1,695
Series 2017-C-A, 2.96%, 11/21/22	820	809
Series 2019-D-C, 2.88%, 06/20/24	1,525	1,468
Series 2019-A3-A, REMIC, 2.77%, 11/20/21	1,885	1,847
Series 2019-B-A, REMIC, 3.01%, 01/20/22	1,710	1,677
Series 2020-D-A, REMIC, 2.52%, 11/20/24	1,335	1,277
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20	855	865
Series 2017-C-1, 3.17%, 04/15/22 (b)	2,525	2,614
Series 2018-C-1, 3.45%, 03/15/23 (b)	2,110	2,205
Series 2019-1C-1, 2.84%, 01/15/25	2,020	2,057
Sequoia Mortgage Capital, Inc.
Series 2018-A19-CH3, REMIC, 4.50%, 01/25/25	559	560
Sequoia Mortgage Trust
Series 2018-A2-CH4, 4.00%, 09/25/34	833	846
Series 2018-A19-CH4, 4.50%, 09/25/34	543	543
Series 2018-A11-CH1, REMIC, 3.50%, 08/25/23 (a)	1,581	1,560
Series 2018-A21-CH2, REMIC, 4.00%, 09/25/35	1,249	1,280
Series 2018-A3-CH2, REMIC, 4.00%, 09/25/35 (a)	2,496	2,484
SG Residential Mortgage Trust
Series 2019-A2-3, REMIC, 2.88%, 09/25/59	2,013	1,919
Sierra Timeshare Receivables Funding LLC
Series 2015-A-3A, 2.58%, 06/20/23	117	115
Series 2017-A-1A, 2.91%, 07/20/24	197	195
Series 2016-A-1A, 3.08%, 03/21/33	352	348
Series 2016-A-2A, 2.33%, 07/20/33	230	227
Series 2019-A-1A, 3.20%, 01/20/36	822	814
Series 2019-A-2A, 2.59%, 05/20/36	2,923	2,893
SLIDE
Series 2018-D-FUN, 2.55%, (1M USD LIBOR + 1.85%), 06/15/21 (a)	1,867	1,643
SLM Student Loan Trust
Series 2008-A-9, 3.29%, (3M USD LIBOR + 1.50%), 04/25/23 (a)	469	452
Series 2008-A4-5, 3.49%, (3M USD LIBOR + 1.70%), 07/25/23 (a)	643	589
Series 2010-A-1, 1.35%, (1M USD LIBOR + 0.40%), 03/25/25 (a)	2,420	2,198
SMB Private Education Loan Trust
Series 2015-A2B-A, 1.70%, (1M USD LIBOR + 1.00%), 04/15/23 (a)	601	577
Series 2018-A2B-B, 1.42%, (1M USD LIBOR + 0.72%), 03/15/28 (a) (b)	4,879	4,361
Series 2014-A3-A, 2.20%, (1M USD LIBOR + 1.50%), 04/15/32 (a) (b)	3,430	3,328
Series 2016-A2B-C, 1.80%, (1M USD LIBOR + 1.10%), 09/15/34 (a)	2,489	2,242
Starvest Emerging Markets CBO I
Series 2019-A1-IMC1, REMIC, 3.47%, 02/25/49	1,160	1,144
Starwood Mortgage Residential Trust
Series 2019-A1-INV1, 2.61%, 09/25/49	333	321
Series 2019-A3-INV1, 2.92%, 09/25/49	802	761
Series 2019-A1-1, REMIC, 2.94%, 06/25/49	2,045	1,969
Series 2019-A3-1, REMIC, 3.30%, 06/25/49	1,395	1,316
Series 2020-A2-1, REMIC, 2.41%, 02/25/50 (a)	895	850
Synchrony Card Issuance Trust
Series 2018-A-A1, 3.38%, 09/15/21	3,855	3,724
Synchrony Credit Card Master Note Trust
Series 2018-C-1, 3.36%, 03/15/21	1,525	1,474
Series 2016-C-2, 2.95%, 05/17/21	2,805	2,849
Towd Point Mortgage Trust
Series 2018-A1-2, 3.25%, 12/25/24 (a)	3,792	3,826
Series 2018-A1A-5, 3.25%, 02/25/25	3,561	3,594
Series 2015-A1B-4, REMIC, 2.75%, 05/25/22 (a)	795	792
Series 2015-A1B-5, REMIC, 2.75%, 09/25/22 (a)	846	843
Series 2016-A1B-1, REMIC, 2.75%, 04/25/23 (a)	483	481
Series 2016-A3B-1, REMIC, 3.00%, 08/25/24 (a)	721	722
Series 2016-A1A-2, REMIC, 2.75%, 12/25/24 (a)	464	463
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (a)	997	995
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (a)	1,637	1,634
Series 2017-A1-6, REMIC, 2.75%, 05/25/24 (a)	4,233	4,224
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (a)	656	658
Series 2017-A1-3, REMIC, 2.75%, 07/25/57 (a)	2,197	2,191
United Airlines Pass Through Trust
Series 2019-B-2, REMIC, 3.50%, 05/01/28	845	660
Verizon Owner Trust
Series 2017-C-1A, 2.65%, 09/20/21	840	809
Series 2018-C-A, 3.55%, 12/20/21	3,670	3,599
Series 2017-C-3A, 2.53%, 04/20/22	2,135	2,051
Series 2018-C-1A, 3.20%, 09/20/22	2,340	2,293
Verus Securitization Trust
Series 2018-A1-1, 2.93%, 02/25/48	242	228
Series 2019-A1-INV1, 3.40%, 12/25/58 (a)	1,043	1,018
Series 2019-M1-INV1, 4.03%, 12/25/58 (a)	495	412
Series 2019-A3-4, 3.00%, 10/25/59 (f)	2,109	2,035
Series 2018-A2-2, REMIC, 3.78%, 07/25/58	440	426
Series 2018-A3-2, REMIC, 3.83%, 07/25/58	276	268
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (a) (f)	1,827	1,771
Series 2019-A1-INV2, REMIC, 2.91%, 07/25/59 (f)	3,430	3,326
Series 2019-A2-INV2, REMIC, 3.12%, 07/25/59 (f)	2,051	1,987
Series 2019-A3-INV3, REMIC, 3.10%, 11/25/59	1,457	1,414
Volvo Financial Equipment Master Owner Trust
Series 2017-A-A, 1.20%, (1M USD LIBOR + 0.50%), 11/16/20 (a)	620	599
Wells Fargo & Company
Series 2015-A2-NXS2, REMIC, 3.02%, 07/17/58	1,100	1,098
WFRBS Commercial Mortgage Trust
Series 2012-B-C6, REMIC, 4.70%, 03/17/22	1,975	1,982
World Omni Auto Receivables Trust
Series 2020-C-A, 1.64%, 08/15/26	910	883
World Omni Automobile Lease Securitization Trust
Series 2018-B-A, REMIC, 3.06%, 05/15/23	665	664
Total Non-U.S. Government Agency Asset-Backed Securities (cost $396,788)		382,849
GOVERNMENT AND AGENCY OBLIGATIONS 23.0%
U.S. Treasury Note 15.1%
Treasury, United States Department of
2.50%, 02/15/22 (d)	7,160	7,453
1.13%, 02/28/22 (d)	71,855	73,068
2.38%, 03/15/22 (h)	17,850	18,578
2.25%, 04/15/22	19,025	19,768
2.13%, 05/15/22	16,780	17,414
1.75%, 06/15/22 - 07/15/22	67,040	69,188
1.50%, 09/15/22	10,660	10,970
1.38%, 10/15/22	11,000	11,294
		227,733

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Mortgage-Backed Securities 5.4%
Federal Home Loan Mortgage Corporation
5.50%, 05/01/20 - 07/01/20	—	—
4.50%, 08/01/20 - 03/01/49	1,409	1,517
5.00%, 12/01/23	214	223
4.05%, (1Y USD LIBOR + 1.75%), 09/01/33 (a)	7	7
4.29%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 09/01/33 (a)	25	26
6.00%, 09/01/34 - 01/01/38	659	766
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 10/01/34 (a)	16	17
3.00%, 11/01/34	431	457
3.87%, (1Y USD LIBOR + 1.89%), 11/01/34 (a)	9	9
4.01%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	7	7
4.01%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 11/01/34 (a)	21	22
4.10%, (1Y USD LIBOR + 1.90%), 11/01/34 (a)	2	2
3.68%, (1Y USD LIBOR + 1.68%), 01/01/35 - 02/01/35 (a)	19	20
3.62%, (1Y USD LIBOR + 1.62%), 02/01/35 (a)	8	9
3.62%, (1Y USD LIBOR + 1.63%), 02/01/35 (a)	16	18
3.75%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.11%), 02/01/35 (a)	17	18
3.78%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.25%), 02/01/35 (a)	20	20
3.90%, (1Y USD LIBOR + 1.90%), 02/01/35 (a)	15	16
4.57%, (1Y USD LIBOR + 1.75%), 06/01/35 (a)	138	142
4.37%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.37%), 09/01/35 (a)	303	316
4.17%, (1Y USD LIBOR + 1.71%), 10/01/35 (a)	46	47
3.85%, (1Y USD LIBOR + 1.73%), 11/01/35 (a)	47	49
3.81%, (1Y USD LIBOR + 1.62%), 03/01/36 (a)	73	75
7.50%, 06/01/38	417	484
7.00%, 03/01/39	406	471
Federal National Mortgage Association, Inc.
4.50%, 12/01/20 - 12/01/48	13,891	14,986
5.00%, 05/01/23 - 09/01/48	4,775	5,239
3.00%, 09/01/28 - 11/25/47	7,602	8,039
6.50%, 07/01/32 - 12/01/32	311	356
3.95%, (1Y USD LIBOR + 1.62%), 03/01/33 (a)	1	1
3.43%, (6M USD LIBOR + 1.41%), 06/01/33 (a)	9	9
4.57%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 06/01/33 (a)	124	128
4.52%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.21%), 07/01/33 (a)	7	7
3.98%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.22%), 12/01/33 (a)	98	102
4.39%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.31%), 04/01/34 (a)	2	2
3.61%, (1Y USD LIBOR + 1.58%), 10/01/34 (a)	4	4
3.22%, (1Y USD LIBOR + 1.34%), 11/01/34 (a)	2	2
3.72%, (1Y USD LIBOR + 1.67%), 11/01/34 (a)	23	24
4.35%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.36%), 11/01/34 (a)	124	129
3.70%, (1Y USD LIBOR + 1.68%), 12/01/34 (a)	13	13
3.51%, (1Y USD LIBOR + 1.51%), 01/01/35 (a)	13	14
3.54%, (1Y USD LIBOR + 1.54%), 01/01/35 (a)	24	25
3.63%, (1Y USD LIBOR + 1.63%), 01/01/35 (a)	18	18
3.67%, (1Y USD LIBOR + 1.63%), 01/01/35 (a)	4	4
3.64%, (1Y USD LIBOR + 1.64%), 02/01/35 - 03/01/36 (a)	82	84
3.86%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.20%), 02/01/35 (a)	29	30
4.11%, (1Y USD LIBOR + 1.37%), 03/01/35 (a)	10	11
3.89%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 1.82%), 04/01/35 (a)	126	131
4.84%, (1Y USD LIBOR + 1.81%), 04/01/35 (a)	33	34
4.86%, (1Y USD LIBOR + 1.99%), 04/01/35 (a)	141	147
4.18%, (1Y USD LIBOR + 1.40%), 05/01/35 (a)	34	34
4.31%, (1Y USD LIBOR + 1.43%), 05/01/35 (a)	100	102
4.51%, (1Y USD LIBOR + 1.63%), 05/01/35 (a)	16	16
4.44%, (1Y USD LIBOR + 1.69%), 06/01/35 (a)	95	98
4.64%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.30%), 06/01/35 (a)	114	118
4.71%, (1Y USD LIBOR + 1.84%), 07/01/35 (a)	73	76
3.25%, (6M USD LIBOR + 1.37%), 08/01/35 (a)	245	249
4.44%, (1Y USD LIBOR + 1.60%), 08/01/35 (a)	106	109
3.67%, (1Y USD LIBOR + 1.48%), 11/01/35 (a)	157	162
3.81%, (1Y USD LIBOR + 1.69%), 11/01/35 (a)	83	87
3.55%, (1Y US Treasury Yield Curve Rate Treasury Note Constant Maturity + 2.05%), 02/01/36 (a)	135	140
3.73%, (1Y USD LIBOR + 1.69%), 02/01/36 (a)	127	131
4.47%, (1Y USD LIBOR + 1.74%), 03/01/36 (a)	64	67
6.00%, 03/01/34 - 02/01/49	4,612	5,361
5.50%, 01/01/24 - 12/01/39	6,136	6,945
3.50%, 11/01/26 - 10/01/49	2,853	3,027
4.00%, 08/01/43 - 12/01/49	6,821	7,318
Government National Mortgage Association
5.00%, 12/20/34 - 02/20/48	3,802	4,096
6.00%, 07/15/36	857	973
4.50%, 09/20/40	550	602
3.50%, 03/20/43 - 02/20/48	3,956	4,226
TBA, 4.50%, 04/15/48 (i)	1,490	1,580
4.00%, 02/20/48 - 10/20/48	1,866	1,992
5.50%, 07/15/20 - 02/20/49	7,470	8,111
3.00%, 09/20/49	1,342	1,397
		81,294
Collateralized Mortgage Obligations 2.5%
Fannie Mae Connecticut Avenue Securities
Series 2019-2M1-R04, 1.70%, (1M USD LIBOR + 0.75%), 06/25/21 (a)	415	409
Series 2017-1M2-C01, 4.50%, (1M USD LIBOR + 3.55%), 01/25/27 (a)	2,590	2,312
Federal Home Loan Mortgage Corporation
Series 2014-M3-DN3, 4.95%, (1M USD LIBOR + 4.00%), 08/26/24 (a)	1,122	1,068
Series 2017-M1-HQA2, 2.43%, (1M USD LIBOR + 0.80%), 12/26/29 (a)	121	120
Series 2018-M1-SPI3, 4.15%, 08/25/48 (a)	239	235
Series 2017-M1-DNA1, REMIC, 2.83%, (1M USD LIBOR + 1.20%), 07/25/29 (a)	376	374
Series 2017-M1-HQA1, REMIC, 2.15%, (1M USD LIBOR + 1.20%), 08/27/29 (a)	10	10
Series 2017-M1-DNA2, REMIC, 2.15%, (1M USD LIBOR + 1.20%), 10/25/29 (a)	1,738	1,688
Series 2017-M1-DNA3, REMIC, 2.38%, (1M USD LIBOR + 0.75%), 03/25/30 (a)	933	909
Series PA-3713, REMIC, 2.00%, 02/15/40	1,793	1,817
Series 2017-M1-SC02, REMIC, 3.81%, 05/25/47 (a)	311	311
Series 2017-M1-SPI1, REMIC, 3.98%, 09/25/47 (a)	88	87
Series 2018-M1-SPI2, REMIC, 3.81%, 05/25/48 (a)	477	466
Series 2018-M1-DNA3, REMIC, 2.38%, (1M USD LIBOR + 0.75%), 09/25/48 (a)	761	745
Series 2020-M1-DNA2, REMIC, 2.40%, (1M USD LIBOR + 0.75%), 02/25/50 (a)	1,925	1,768
Federal National Mortgage Association, Inc.
Series 2017-2M1-C02, 2.10%, (1M USD LIBOR + 1.15%), 09/25/29 (a)	54	54
Series 2017-2ED3-C02, 2.30%, (1M USD LIBOR + 1.35%), 09/25/29 (a)	1,890	1,620
Series 2017-2M1-C04, 1.80%, (1M USD LIBOR + 0.85%), 11/26/29 (a)	252	250
Series 2019-1M1-R05, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 07/25/21 (a)	16	16

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Series 2017-1M1-C03, REMIC, 1.90%, (1M USD LIBOR + 0.95%), 10/25/29 (a)	904	885
Series 2017-2ED2-C04, REMIC, 2.05%, (1M USD LIBOR + 1.10%), 11/26/29 (a)	1,350	1,142
Series 2017-1ED3-C05, REMIC, 2.15%, (1M USD LIBOR + 1.20%), 01/25/30 (a)	1,752	1,538
Series 2018-1ED2-C01, REMIC, 1.80%, (1M USD LIBOR + 0.85%), 07/25/30 (a)	2,865	2,381
Series 2018-1M1-C03, REMIC, 1.63%, (1M USD LIBOR + 0.68%), 10/25/30 (a)	551	546
Series 2019-2M1-R06, REMIC, 1.70%, (1M USD LIBOR + 0.75%), 09/26/39 (a)	1,260	1,224
Series 2018-PC-44, REMIC, 4.00%, 06/25/44	2,392	2,446
Freddie Mac Structured Agency Credit Risk (STACR)
Series 2019-M2-HRP1, 2.35%, (1M USD LIBOR + 1.40%), 02/25/49 (a)	1,450	1,238
Series 2020-M1-HQA1, 1.70%, (1M USD LIBOR + 0.75%), 01/25/50 (a)	1,265	1,192
Series 2020-M1-HQA2, 1.91%, (1M USD LIBOR + 1.10%), 03/25/50 (a)	3,400	3,178
Series 2018-M2AS-DNA2, REMIC, 1.90%, (1M USD LIBOR + 0.95%), 12/26/30 (a)	2,015	1,771
Series 2018-M2-HRP2, REMIC, 2.20%, (1M USD LIBOR + 1.25%), 02/25/47 (a)	1,601	1,536
Series 2018-M2AS-DNA3, REMIC, 1.85%, (1M USD LIBOR + 0.90%), 09/25/48 (a)	3,460	3,075
Series 2018-M1-HQA2, REMIC, 2.38%, (1M USD LIBOR + 0.75%), 10/26/48 (a)	1,336	1,303
Series 2019-M1-HQA4, REMIC, 2.40%, (1M USD LIBOR + 0.77%), 11/26/49 (a)	796	766
Government National Mortgage Association
Series 2018-FE-122, REMIC, 1.07%, (1M USD LIBOR + 0.30%), 09/20/48 (a)	83	82
		38,562
Total Government And Agency Obligations (cost $343,953)		347,589
SHORT TERM INVESTMENTS 2.1%
Commercial Paper 0.8%
Ford Motor Credit Company LLC
3.15%, 07/27/20 (j)	1,815	1,796
2.84%, 08/04/20 (j)	1,595	1,577
Syngenta Wilmington Inc.
2.35%, 06/25/20 (j)	3,530	3,512
The Boeing Company
2.30%, 11/04/20 (j)	2,865	2,795
2.15%, 11/16/20 (j)	2,815	2,742
		12,422
Securities Lending Collateral 0.8%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (k) (l)	11,326	11,326
Investment Companies 0.5%
JNL Government Money Market Fund - Institutional Class, 0.23% (k) (l)	2,821	2,821
T. Rowe Price Government Reserve Fund, 0.88% (k) (l)	4,536	4,536
		7,357
Total Short Term Investments (cost $31,169)		31,105
Total Investments 100.5% (cost $1,543,631)		1,515,472
Other Derivative Instruments 0.0%		3
Other Assets and Liabilities, Net (0.5)%		(7,952)
Total Net Assets 100.0%		1,507,523

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $212,240 and 14.1% of the Fund.

(c) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(d) All or a portion of the security was on loan as of March 31, 2020.

(e) Convertible security.

(f) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) All or a portion of the security is pledged or segregated as collateral.

(i) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $1,573.

(j) The coupon rate represents the yield to maturity.

(k) Investment in affiliate.

(l) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/T. Rowe Price Short-Term Bond Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Axiata SPV2 Berhad, 3.47%, 11/19/20	10/03/18	1,744	1,760	0.1
Banco Santander Mexico S.A., Institucion De Banca Multiple, Grupo Financiero Santander Mexico, 4.13%, 11/09/22	10/11/19	3,739	3,489	0.3
CNAC (HK) Finbridge Company Limited, 4.13%, 03/14/21	03/07/18	1,838	1,858	0.1
Eastern Creation II Investment Holdings Ltd., 2.75%, 09/26/20	09/19/17	3,352	3,373	0.2
Reliance Holding USA, Inc., 5.40%, 02/14/22	03/26/20	3,182	3,170	0.2
Shanghai Electric Group Company Limited, 2.65%, 11/21/24	02/14/20	4,200	4,156	0.3
SinoSing Power Pte. Ltd., 2.25%, 02/20/25	02/12/20	4,106	4,055	0.3
		22,161	21,861	1.5

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	2,110	July 2020	458,029	(66)	6,979

Short Contracts

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/T. Rowe Price Short-Term Bond Fund — Futures Contracts (continued)
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
United States 10 Year Note	(315)	June 2020	(42,562)	44	(1,124)
United States 5 Year Note	(435)	July 2020	(53,090)	25	(1,442)
				69	(2,566)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/T. Rowe Price Value Fund
COMMON STOCKS 97.8%
Information Technology 19.1%
Applied Materials, Inc.	1,285	58,891
ASML Holding - ADR	33	8,606
Broadcom Inc.	72	17,031
Fidelity National Information Services, Inc.	70	8,481
Intel Corporation	346	18,728
Keysight Technologies, Inc. (a)	452	37,814
Micron Technology, Inc. (a)	817	34,348
Microsoft Corporation	1,125	177,424
Motorola Solutions Inc.	314	41,765
NVIDIA Corporation	81	21,391
NXP Semiconductors N.V.	573	47,535
Qualcomm Incorporated	1,328	89,851
Synopsys Inc. (a)	214	27,510
Texas Instruments Incorporated	411	41,111
Xilinx, Inc.	306	23,811
		654,297
Financials 16.2%
American International Group, Inc.	3,060	74,200
Bank of America Corporation	2,833	60,139
Chubb Limited	410	45,790
Citigroup Inc.	817	34,406
CME Group Inc.	126	21,799
E*TRADE Financial Corp.	509	17,467
Equitable Holdings, Inc.	1,770	25,582
Fifth Third Bancorp	1,250	18,563
Intercontinental Exchange, Inc.	157	12,702
JPMorgan Chase & Co.	464	41,769
Marsh & McLennan Companies, Inc.	342	29,542
MetLife, Inc.	653	19,966
Morgan Stanley	1,753	59,585
State Street Corporation	62	3,287
The Charles Schwab Corporation	509	17,125
The Hartford Financial Services Group, Inc.	248	8,736
The PNC Financial Services Group, Inc.	101	9,668
Truist Financial Corporation	116	3,568
Wells Fargo & Company	1,158	33,237
Willis Towers Watson Public Limited Company (b)	102	17,302
		554,433
Health Care 15.5%
AbbVie Inc.	989	75,358
Agilent Technologies, Inc.	268	19,196
Anthem, Inc.	116	26,336
Bausch Health Companies Inc. (a)	213	3,295
Becton, Dickinson and Company	149	34,295
Biogen Inc. (a)	29	9,222
Boston Scientific Corporation (a)	1,002	32,688
CVS Health Corporation	114	6,764
Danaher Corporation	898	124,289
Elanco Animal Health (a)	1,060	23,744
Envista Holdings Corporation (a)	666	9,953
HCA Healthcare, Inc.	205	18,447
Medtronic Public Limited Company	125	11,273
Stryker Corporation	178	29,610
Thermo Fisher Scientific Inc.	246	69,795
UnitedHealth Group Incorporated	95	23,666
Zimmer Biomet Holdings, Inc.	128	12,921
		530,852
Utilities 13.1%
Ameren Corporation	400	29,125
American Electric Power Company, Inc.	261	20,875
CenterPoint Energy, Inc.	1,093	16,894
Dominion Energy, Inc.	38	2,729
Edison International	834	45,677
Entergy Corporation	339	31,897
NextEra Energy, Inc.	692	166,505
NiSource Inc.	497	12,401
Sempra Energy	663	74,942
The Southern Company	846	45,826
		446,871
Industrials 9.5%
Caterpillar Inc.	15	1,775
Cummins Inc.	56	7,537
Deere & Company	315	43,532
General Electric Company	16,215	128,743
Honeywell International Inc.	161	21,497
Jacobs Engineering Group Inc.	400	31,684
Norfolk Southern Corporation	162	23,635
Rockwell Automation Inc.	72	10,940
Roper Technologies, Inc.	57	17,714
The Boeing Company	92	13,751
Union Pacific Corporation	166	23,371
United Airlines Holdings, Inc. (a)	5	158
		324,337
Materials 5.2%
Ball Corporation	6	401
DuPont de Nemours, Inc.	214	7,304
International Paper Company	289	8,985
Linde Public Limited Company	514	88,924
Packaging Corporation of America	479	41,574
PPG Industries, Inc.	287	24,003
Westrock Company, Inc.	183	5,172
		176,363
Energy 4.7%
Chevron Corporation	268	19,443
ConocoPhillips	649	19,997
Continental Resources Inc. (b)	601	4,589
Enbridge Inc.	448	13,034
EOG Resources, Inc.	526	18,895
Suncor Energy Inc.	726	11,469
TC Energy Corporation	1,274	56,436
The Williams Companies, Inc.	207	2,934
Total SA - ADR	399	14,870
		161,667
Real Estate 4.4%
Digital Realty Trust Inc. (b)	202	28,093
ProLogis Inc.	1,464	117,668
Weyerhaeuser Company	310	5,248
		151,009
Consumer Staples 4.1%
Altria Group, Inc.	172	6,663
Mondelez International, Inc. - Class A	125	6,260
PepsiCo, Inc.	44	5,224
Philip Morris International Inc.	272	19,869
Procter & Gamble Co.	130	14,300
Tyson Foods Inc. - Class A	1,498	86,701
		139,017
Communication Services 3.2%
Alphabet Inc. - Class C (a)	68	78,493
Charter Communications, Inc. - Class A (a)	16	7,068
Facebook, Inc. - Class A (a)	43	7,156
Walt Disney Co.	165	15,950
		108,667
Consumer Discretionary 2.8%
Dollar Tree Inc. (a)	171	12,589
Hilton Worldwide Holdings Inc.	212	14,453
Marriott International, Inc. - Class A	133	9,938
McDonald's Corporation	188	31,102
Ross Stores Inc.	136	11,839
VF Corp.	17	941
Yum! Brands, Inc.	205	14,041
		94,903
Total Common Stocks (cost $3,871,000)		3,342,416
PREFERRED STOCKS 1.6%
Utilities 0.9%
Sempra Energy, 6.75%, 07/15/21 (b) (c)	49	4,638
Sempra Energy, 6.00%, 01/15/21 (c)	95	8,819
The Southern Company, 6.75%, 08/01/22 (c)	353	15,652
		29,109

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Health Care 0.3%
Becton, Dickinson and Company - Series A, 6.13%, 05/01/20 (c)	163	8,498
Elanco Animal Health, 5.00%, 02/01/23 (a) (b) (c)	29	1,203
		9,701
Information Technology 0.3%
Broadcom Inc., 8.00%, 09/30/22 (b) (c)	10	9,644
Industrials 0.1%
Fortive Corporation - Series A, 5.00%, 07/01/21 (c)	7	5,166
Total Preferred Stocks (cost $59,291)		53,620
CORPORATE BONDS AND NOTES 0.0%
Energy 0.0%
Occidental Petroleum Corporation
2.60%, 08/13/21	1,660	1,328
Total Corporate Bonds And Notes (cost $1,101)		1,328
SHORT TERM INVESTMENTS 1.8%
Securities Lending Collateral 1.7%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (d) (e)	56,975	56,975
Investment Companies 0.1%
T. Rowe Price Government Reserve Fund, 0.88% (d) (e)	4,424	4,424
Total Short Term Investments (cost $61,399)		61,399
Total Investments 101.2% (cost $3,992,791)		3,458,763
Other Assets and Liabilities, Net (1.2)%		(40,809)
Total Net Assets 100.0%		3,417,954

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Convertible security.

(d) Investment in affiliate.

(e) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Vanguard Growth ETF Allocation Fund
INVESTMENT COMPANIES 97.4%
Vanguard Dividend Appreciation ETF	352	36,429
Vanguard Emerging Markets Government Bond ETF	112	7,903
Vanguard FTSE Developed Markets ETF (a)	1,913	63,772
Vanguard Global ex-U.S. Real Estate ETF	179	7,678
Vanguard Growth ETF	199	31,124
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	141	12,316
Vanguard Mid-Cap ETF	304	39,992
Vanguard Mortgage-Backed Securities ETF	509	27,721
Vanguard MSCI Emerging Markets ETF	1,345	45,123
Vanguard REIT ETF	133	9,284
Vanguard Short-Term Corporate Bond ETF	129	10,203
Vanguard Small-Cap ETF (a)	143	16,486
Vanguard Total Bond Market ETF	237	20,240
Vanguard Total Stock Market ETF (a)	407	52,527
Total Investment Companies (cost $437,554)		380,798
SHORT TERM INVESTMENTS 10.9%
Securities Lending Collateral 10.9%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	42,723	42,723
Investment Companies 0.0%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	36	36
Total Short Term Investments (cost $42,759)		42,759
Total Investments 108.3% (cost $480,313)		423,557
Other Assets and Liabilities, Net (8.3)%		(32,439)
Total Net Assets 100.0%		391,118

(a)  All or a portion of the security was on loan as of March 31, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL/Vanguard Moderate ETF Allocation Fund
INVESTMENT COMPANIES 100.1%
Vanguard Dividend Appreciation ETF (a)	161	16,596
Vanguard Emerging Markets Government Bond ETF (a)	203	14,269
Vanguard FTSE Developed Markets ETF (a)	770	25,667
Vanguard Global ex-U.S. Real Estate ETF (a)	46	1,986
Vanguard Growth ETF	62	9,795
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	438	38,126
Vanguard Mid-Cap ETF (a)	105	13,769
Vanguard Mortgage-Backed Securities ETF (a)	1,159	63,163
Vanguard MSCI Emerging Markets ETF	471	15,818
Vanguard REIT ETF (a)	47	3,274
Vanguard Short-Term Corporate Bond ETF (a)	210	16,602
Vanguard Short-Term Inflation-Protected Securities Index ETF	173	8,441
Vanguard Small-Cap ETF (a)	58	6,721
Vanguard Total Bond Market ETF	575	49,080
Vanguard Total Stock Market ETF (a)	231	29,769
Total Investment Companies (cost $333,263)		313,076
SHORT TERM INVESTMENTS 13.3%
Securities Lending Collateral 13.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	41,444	41,444
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	290	290
Total Short Term Investments (cost $41,734)		41,734
Total Investments 113.4% (cost $374,997)		354,810
Other Assets and Liabilities, Net (13.4)%		(41,976)
Total Net Assets 100.0%		312,834

(a)  All or a portion of the security was on loan as of March 31, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Shares/Par[1]	Value ($)

JNL/Vanguard Moderate Growth ETF Allocation Fund
INVESTMENT COMPANIES 99.5%
Vanguard Dividend Appreciation ETF (a)	305	31,551
Vanguard Emerging Markets Government Bond ETF (a)	224	15,773
Vanguard FTSE Developed Markets ETF (a)	1,365	45,514
Vanguard Global ex-U.S. Real Estate ETF	115	4,914
Vanguard Growth ETF	155	24,286
Vanguard Intermediate-Term Corporate Bond ETF - Admiral Shares (a)	306	26,607
Vanguard Mid-Cap ETF	220	29,019
Vanguard Mortgage-Backed Securities ETF	912	49,702
Vanguard MSCI Emerging Markets ETF	986	33,085
Vanguard REIT ETF	104	7,292
Vanguard Short-Term Corporate Bond ETF	182	14,422
Vanguard Short-Term Inflation-Protected Securities Index ETF (a)	129	6,266
Vanguard Small-Cap ETF (a)	79	9,157
Vanguard Total Bond Market ETF	451	38,488
Vanguard Total Stock Market ETF (a)	315	40,535
Total Investment Companies (cost $417,136)		376,611
SHORT TERM INVESTMENTS 11.5%
Securities Lending Collateral 11.4%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (b) (c)	43,143	43,143
Investment Companies 0.1%
JNL Government Money Market Fund - Institutional Class, 0.23% (b) (c)	504	504
Total Short Term Investments (cost $43,647)		43,647
Total Investments 111.0% (cost $460,783)		420,258
Other Assets and Liabilities, Net (11.0)%		(41,637)
Total Net Assets 100.0%		378,621

(a)  All or a portion of the security was on loan as of March 31, 2020.

(b)  Investment in affiliate.

(c)  Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/Westchester Capital Event Driven Fund
COMMON STOCKS 27.9%
Financials 14.2%
Act II Global Acquisition Corp. - Class A (a)	126	1,240
Alberton Acquisition Corp. (a)	42	443
Apex Technology Acquisition Corporation - Class A (a)	136	1,334
Apollo Global Management, Inc. (b)	—	3
CHP Merger Corp. (a)	—	—
CHP Merger Corp. - Class A (a)	59	572
Churchill Capital Corp II - Class A (a)	31	307
CIIG Merger Corp. (a)	—	—
CIIG Merger Corp. - Class A (a)	181	1,760
Collier Creek Holdings (a)	36	366
DMY Technology Group, Inc. - Class A (a)	54	533
E*TRADE Financial Corp. (c)	51	1,745
Flying Eagle Acquisition Corp. - Class A (a)	3	32
Foxconn Interconnect Technology Limited	168	1,648
Genworth Financial, Inc. - Class A (a)	25	84
Gigcapital2 Inc. (a)	62	613
Gores Holdings IV, Inc. (a)	300	3,021
Grid Dynamics Holdings, Inc. - Class A (a)	38	301
Haymaker Acquisition Corp. - Class A (a)	98	964
IberiaBank Corp.	2	61
InterPrivate Acquisition Corp. (a)	45	444
Juniper Industrial Holdings, Inc. - Class A (a)	207	1,988
Kaixin Auto Holdings (a)	25	21
Legacy Acquisition Corp. - Class A (a)	356	3,688
Leisure Acquisition Corp. (a)	8	84
Leo Holdings Corp. (a)	34	352
LGL Systems Acquisition Corp. (a)	75	760
Merida Merger Corp. I (a)	152	1,441
Monocle Acquisition Corporation (a)	24	241
New Providence Acquisition Corp. - Class A (a)	46	448
Orisun Acquisition Corp. (a)	15	146
Pivotal Investment Corporation II - Class A (a)	233	2,314
Proptech Acquisition Corporation - Class A (a)	112	1,108
Reebonz Holding Limited (a)	1	1
SCVX Corp. (a)	46	458
Syncora Holdings Ltd.	306	113
Thunder Bridge Acquisition II, Ltd - Class A (a)	232	2,267
Tuscan Holdings Corp. (a)	174	1,696
Vectoiq Acquisition Corp. (a)	93	989
Willis Towers Watson Public Limited Company	13	2,196
		35,782
Information Technology 2.5%
Anixter International Inc. (a)	22	1,943
Cypress Semiconductor Corp.	37	857
Forescout Technologies, Inc. (a)	58	1,848
Mellanox Technologies Ltd (a) (b)	7	797
Software Acquisition Group Inc. (a)	55	539
Xerox Holdings Corporation (b)	19	354
		6,338
Materials 2.3%
Andina Acquisition Corp. III (a)	7	71
DuPont de Nemours, Inc. (b) (c)	163	5,574
Omnova Solutions Inc. (a)	10	101
Pan American Silver Corp.	3	37
		5,783
Energy 2.0%
Callon Petroleum Company (a)	172	94
Marathon Petroleum Corporation (b)	207	4,892
Ovintiv Canada ULC	4	10
		4,996
Consumer Discretionary 1.8%
Delphi Technologies PLC (a)	179	1,443
Hilton Grand Vacations Inc. (a) (b)	104	1,633
MGM Resorts International (b)	49	583
The Stars Group Inc. (a)	10	198
Tiffany & Co.	6	725
		4,582
Health Care 1.7%
Allergan Public Limited Company	9	1,656
Forty Seven, Inc. (a)	9	857
Qiagen N.V. (a)	12	493
RA Pharmaceuticals, Inc. (a)	19	907
Wright Medical Group N.V. (a)	16	470
		4,383
Industrials 1.6%
Eaton Corporation Public Limited Company (b)	9	699
United Technologies Corporation	27	2,570
WABCO Holdings Inc. (a)	6	838
		4,107
Communication Services 0.9%
Akazoo Internet and Digital Appliances Enterprises Services SA (a)	24	67
Fox Corporation - Class A	8	179
Fox Corporation - Class B (c)	68	1,556
Vodafone Group Public Limited Company - ADR	40	548
		2,350
Utilities 0.7%
El Paso Electric Company	24	1,668
Real Estate 0.2%
Digital Realty Trust Inc.	3	364
Total Common Stocks (cost $81,972)		70,353
CORPORATE BONDS AND NOTES 13.2%
Industrials 3.4%
APX Group, Inc.
7.88%, 12/01/22	4,268	4,059
Bombardier Inc.
6.00%, 10/15/22 (d)	977	733
7.50%, 03/15/25 (d)	1,907	1,340
Global A&T Electronics Ltd.
8.50%, 01/12/23	1,558	1,262
Howmet Aerospace Inc.
5.40%, 04/15/21	1,269	1,244
		8,638
Communication Services 2.7%
Cincinnati Bell Inc.
7.00%, 07/15/24 (d)	1,328	1,336
NII Holdings, Inc.
4.25%, 08/15/23 (d) (e)	4,358	4,715
T-Mobile USA, Inc.
6.50%, 01/15/24	406	412
6.38%, 03/01/25	309	316
		6,779
Financials 2.6%
Nielsen Finance LLC
5.00%, 04/15/22 (d)	7,069	6,577
Information Technology 1.8%
Intel Corporation
2.45%, 11/15/29	243	246
Refinitiv US Holdings Inc.
8.25%, 11/15/26 (d)	3,978	4,224
		4,470
Consumer Discretionary 1.4%
Caesars Entertainment Corporation
5.00%, 10/01/24 (e)	719	734
Delphi Technologies PLC
5.00%, 10/01/25 (d)	3,011	2,386
Stars Group Holdings B.V.
7.00%, 07/15/26 (d)	501	475
		3,595
Energy 1.3%
Genesis Energy, L.P.
6.00%, 05/15/23	4,566	3,315
Total Corporate Bonds And Notes (cost $37,138)		33,374
OTHER EQUITY INTERESTS 7.4%
Consumer Discretionary 7.4%
Altaba Inc. (a) (f) (g)	918	18,822

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Financials 0.0%
Sentinel Energy Services Inc. (a) (f) (g)	220	—
Total Other Equity Interests (cost $46,891)		18,822
SENIOR LOAN INTERESTS 6.1%
Information Technology 2.2%
Avaya, Inc.
2018 Term Loan B, 4.95%, (1M LIBOR + 4.25%), 12/14/24 (h)	1,313	1,112
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (h)	4,586	4,383
		5,495
Communication Services 1.7%
Cengage Learning, Inc.
2016 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/07/23 (h)	1,607	1,295
Rentpath, Inc.
Term Loan, 0.00%, 12/17/21 (a) (i)	3,868	2,885
Term Loan, 0.00%, (1M LIBOR + 7.00%), 12/31/49 (f) (h) (j)	181	168
		4,348
Energy 1.7%
Heritage Power LLC
Term Loan B, 7.77%, (6M LIBOR + 6.00%), 08/02/26 (f) (h)	5,253	4,202
Consumer Discretionary 0.5%
Claire's Stores, Inc.
2019 Term Loan B, 8.42%, (3M LIBOR + 6.50%), 12/18/26 (h)	352	290
McGraw-Hill Global Education Holdings, LLC
2016 Term Loan B, 5.60%, (3M LIBOR + 4.00%), 05/04/22 (h)	1,380	1,122
		1,412
Total Senior Loan Interests (cost $17,589)		15,457
INVESTMENT COMPANIES 3.9%
Apollo Senior Floating Rate Fund Inc.	27	320
Apollo Tactical Income Fund Inc.	17	198
Ares Dynamic Credit Allocation Fund, Inc.	11	116
BlackRock Debt Strategies Fund, Inc.	93	785
BlackRock Floating Rate Income Strategies Fund, Inc.	24	236
Blackrock Muniyield Quality Fund III, Inc. (c)	99	1,269
Eaton Vance Floating-Rate Income Trust	45	462
First Trust Senior Floating Rate Income Fund II	17	160
Invesco Dynamic Credit Opportunities Fund	39	312
Invesco Senior Income Trust	113	363
Nuveen Intermediate Duration Municipal Term Fund	99	1,284
Nuveen Municipal Credit Income Fund	83	1,170
Nuveen New York AMT-Free Quality Municipal Income Fund	100	1,255
Nuveen Quality Municipal Fund, Inc.	95	1,286
Voya Prime Rate Trust	154	573
Total Investment Companies (cost $11,474)		9,789
PREFERRED STOCKS 1.9%
Financials 1.9%
Federal Home Loan Mortgage Corporation - Series Z, 8.38%, (callable at 25 beginning 12/31/22) (a) (c) (k)	785	4,780
Real Estate 0.0%
Pebblebrook Hotel Trust - Series E, 6.38%, (callable at 25 beginning 05/12/20) (k)	7	106
Total Preferred Stocks (cost $8,937)		4,886
TRUST PREFERREDS 0.5%
Financials 0.5%
GMAC Capital Trust I, 7.48%, (callable at 25 beginning 05/11/20)	58	1,194
Total Trust Preferreds (cost $1,512)		1,194
RIGHTS 0.4%
Alder BioPharmaceuticals, Inc. (a) (f)	296	415
Bristol-Myers Squibb Company (a)	92	350
Dyax Corp. (a) (f)	134	3
Gigcapital2 Inc. (a)	62	7
Pan American Silver Corp. (a)	429	146
Total Rights (cost $625)		921
WARRANTS 0.3%
Act II Global Acquisition Corp. (a)	63	38
Akazoo Internet and Digital Appliances Enterprises Services SA (a)	120	28
Apex Technology Acquisition Corporation (a)	68	61
CF Finance Acquisition Corp. (a)	175	88
CHP Merger Corp. (a)	29	16
Churchill Capital Corp II (a)	10	17
CIIG Merger Corp. (a)	91	44
Collier Creek Holdings (a)	12	5
Gigcapital2 Inc. (a)	62	19
Grid Dynamics Holdings, Inc. (a)	19	36
Haymaker Acquisition Corp. (a)	33	34
International General Insurance Holdings Ltd. (a)	32	13
Juniper Industrial Holdings, Inc. (a)	103	58
Kaixin Auto Holdings (a)	123	—
KLDiscovery (a)	78	15
Legacy Acquisition Corp. (a)	356	89
Merida Merger Corp. I (a)	76	24
Monocle Acquisition Corporation (a)	24	6
Nebula Acquisition Corporation (a)	23	18
New Providence Acquisition Corp. (a)	23	11
Pivotal Investment Corporation II (a)	78	23
Proptech Acquisition Corporation (a)	56	20
Reebonz Holding Limited (a)	51	—
Thunder Bridge Acquisition II, Ltd (a)	116	81
Tuscan Holdings Corp. (a)	87	18
Total Warrants (cost $1,187)		762
SHORT TERM INVESTMENTS 13.3%
Investment Companies 13.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (l) (m)	33,529	33,529
Total Short Term Investments (cost $33,529)		33,529
Total Investments 74.9% (cost $240,854)		189,087
Total Securities Sold Short (2.5)% (proceeds $6,456)		(6,354)
Total Purchased Options 5.0% (cost $4,140)		12,573
Other Derivative Instruments (11.3)%		(28,643)
Other Assets and Liabilities, Net 33.9%		85,775
Total Net Assets 100.0%		252,438

(a) Non-income producing security.

(b) All or a portion of the security is subject to a written call option.

(c) All or a portion of the security is pledged or segregated as collateral.

(d) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $21,786 and 8.6% of the Fund.

(e) Convertible security.

(f) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(g) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.

(h) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

security’s offering documents.

(i) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date. The aggregate value of these securities represented 1.1% of the Fund’s net assets.

(j) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(k) Perpetual security. Next contractual call date presented, if applicable.

(l) Investment in affiliate.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (2.5%)
GOVERNMENT AND AGENCY OBLIGATIONS (1.9%)
U.S. Treasury Note (1.9%)
Treasury, United States Department of
1.38%, 01/31/25	(4,265)	(4,468)
1.75%, 11/15/29	(231)	(254)
Total Government And Agency Obligations (proceeds $4,544)		(4,722)
COMMON STOCKS (0.6%)
Consumer Discretionary (0.6%)
Hilton Grand Vacations Inc.	(104)	(1,632)
Total Common Stocks (proceeds $1,912)		(1,632)
Total Securities Sold Short (2.5%) (proceeds $6,456)		(6,354)

JNL/Westchester Capital Event Driven Fund — Exchange Traded Purchased Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Apollo Global Management, Inc.	Put	30.00	04/17/20	274	30
BorgWarner Inc.	Put	20.00	05/15/20	544	49
Crown Holdings, Inc.	Put	70.00	04/17/20	119	143
Crown Holdings, Inc.	Put	48.00	05/15/20	617	105
DuPont de Nemours, Inc.	Put	40.00	06/19/20	463	361
DuPont de Nemours, Inc.	Put	37.50	06/19/20	246	143
Eaton Corporation Public Limited Company	Put	92.50	04/17/20	90	134
eBay Inc.	Put	27.00	04/17/20	256	8
eBay Inc.	Put	33.00	05/15/20	248	95
eBay Inc.	Put	26.00	05/15/20	1,607	114
Hilton Grand Vacations Inc.	Put	29.00	04/17/20	1,033	1,410
Hilton Grand Vacations Inc.	Put	26.00	04/17/20	362	384
HP Inc.	Put	20.00	04/17/20	696	208
HP Inc.	Put	18.00	04/17/20	2,700	405
HP Inc.	Put	18.00	05/15/20	718	144
IAC/InterActiveCorp	Put	200.00	04/17/20	66	147
IAC/InterActiveCorp	Put	170.00	04/17/20	71	57
Marathon Petroleum Corporation	Call	50.00	04/17/20	975	1
Marathon Petroleum Corporation	Put	32.50	04/17/20	143	120
Marathon Petroleum Corporation	Put	25.00	04/17/20	284	85
Marathon Petroleum Corporation	Put	15.00	05/15/20	1,360	101
Marathon Petroleum Corporation	Put	45.00	06/19/20	284	623
Masco Corporation	Put	41.00	04/17/20	1,635	1,047
Masco Corporation	Put	39.00	04/17/20	182	85
Masco Corporation	Put	38.00	04/17/20	348	125
MGM Resorts International	Put	27.00	04/17/20	494	789
RA Pharmaceuticals, Inc.	Put	40.00	04/17/20	11	—
SPDR S&P 500 ETF	Put	255.00	04/17/20	57	58
SPDR S&P 500 ETF	Put	245.00	04/17/20	151	107
SPDR S&P 500 ETF	Put	237.00	05/15/20	76	76
The Madison Square Garden Company	Put	260.00	05/15/20	330	1,710
The Madison Square Garden Company	Put	190.00	05/15/20	26	35
The Select Sector SPDR Trust	Put	57.00	04/17/20	293	59
The Select Sector SPDR Trust	Put	53.00	04/17/20	229	25
The Select Sector SPDR Trust	Put	42.00	04/17/20	445	53
The Select Sector SPDR Trust	Put	58.00	05/15/20	237	91
T-Mobile USA, Inc.	Put	72.50	05/15/20	402	89
VanEck Vectors Semiconductor ETF	Put	110.00	04/17/20	389	130
Vodafone Group Public Limited Company	Put	17.00	04/17/20	1,579	519
Vodafone Group Public Limited Company	Put	18.00	04/17/20	1,496	630
Vodafone Group Public Limited Company	Put	14.00	04/17/20	532	31
Vodafone Group Public Limited Company	Put	15.00	05/15/20	1,496	274
Xerox Holdings Corporation	Put	27.00	05/15/20	187	153
Xerox Holdings Corporation	Put	31.00	07/17/20	840	1,054
XPO Logistics, Inc.	Put	70.00	05/15/20	108	235
XPO Logistics, Inc.	Put	40.00	05/15/20	328	85
					12,327

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Put	EUR	52.00	04/17/20	552	116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Westchester Capital Event Driven Fund — OTC Purchased Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate (%)		Expiration	Notional/ Contracts[1]	Value ($)
Bayer Aktiengesellschaft	JPM	Put	EUR	47.00	06/19/20	255	88
Bayer Aktiengesellschaft	JPM	Put	EUR	46.00	04/17/20	710	42
							246

JNL/Westchester Capital Event Driven Fund — Exchange Traded Written Options
Reference Entity	Put/Call	Exercise Price ($)/ Swaption Rate (%)	Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Apollo Global Management, Inc.	Call	38.00	04/17/20	274	(27)
BorgWarner Inc.	Call	30.00	05/15/20	392	(22)
BorgWarner Inc.	Call	27.50	05/15/20	544	(63)
Crown Holdings, Inc.	Call	52.50	05/15/20	617	(497)
DuPont de Nemours, Inc.	Call	45.00	06/19/20	709	(58)
Eaton Corporation Public Limited Company	Call	100.00	04/17/20	90	(1)
eBay Inc.	Call	33.00	04/17/20	256	(10)
eBay Inc.	Call	36.00	05/15/20	248	(7)
eBay Inc.	Call	29.00	05/15/20	1,229	(334)
eBay Inc.	Call	30.00	05/15/20	378	(81)
Fitbit, Inc.	Call	8.00	05/15/20	33	—
Fitbit, Inc.	Put	6.00	05/15/20	4	—
Hilton Grand Vacations Inc.	Call	34.00	04/17/20	1,033	—
Hilton Grand Vacations Inc.	Call	30.00	04/17/20	362	—
HP Inc.	Call	22.00	04/17/20	1,073	(18)
HP Inc.	Call	23.00	04/17/20	34	—
HP Inc.	Call	21.00	04/17/20	2,289	(58)
HP Inc.	Call	20.00	05/15/20	718	(65)
IAC/InterActiveCorp	Call	220.00	04/17/20	66	(6)
IAC/InterActiveCorp	Call	185.00	04/17/20	36	(31)
IAC/InterActiveCorp	Call	180.00	04/17/20	35	(39)
Legg Mason, Inc.	Call	50.00	05/15/20	2	—
Marathon Petroleum Corporation	Call	57.50	04/17/20	104	—
Marathon Petroleum Corporation	Call	55.00	04/17/20	871	—
Marathon Petroleum Corporation	Call	37.50	04/17/20	143	—
Marathon Petroleum Corporation	Call	32.50	04/17/20	284	—
Marathon Petroleum Corporation	Call	20.00	05/15/20	1,360	(741)
Marathon Petroleum Corporation	Call	52.50	06/19/20	284	(3)
Masco Corporation	Call	46.00	04/17/20	1,552	(15)
Masco Corporation	Call	42.00	04/17/20	348	(4)
Mellanox Technologies Ltd	Call	125.00	06/19/20	58	(2)
MGM Resorts International	Call	30.00	04/17/20	494	—
SPDR S&P 500 ETF	Call	275.00	04/17/20	57	(13)
SPDR S&P 500 ETF	Call	270.00	04/17/20	76	(30)
SPDR S&P 500 ETF	Call	265.00	04/17/20	40	(24)
SPDR S&P 500 ETF	Put	190.00	04/17/20	285	(24)
The Madison Square Garden Company	Call	290.00	05/15/20	330	(54)
The Madison Square Garden Company	Call	230.00	05/15/20	26	(31)
The Select Sector SPDR Trust	Call	60.00	04/17/20	115	(26)
The Select Sector SPDR Trust	Put	50.00	04/17/20	293	(21)
The Select Sector SPDR Trust	Put	45.00	04/17/20	153	(4)
The Select Sector SPDR Trust	Put	33.00	04/17/20	351	(6)
The Select Sector SPDR Trust	Put	45.00	05/15/20	237	(21)
T-Mobile USA, Inc.	Call	85.00	04/17/20	194	(57)
T-Mobile USA, Inc.	Call	80.00	04/17/20	136	(74)
T-Mobile USA, Inc.	Call	82.50	05/15/20	387	(244)
VanEck Vectors Semiconductor ETF	Call	125.00	04/17/20	117	(25)
VanEck Vectors Semiconductor ETF	Put	100.00	04/17/20	389	(53)
Xerox Holdings Corporation	Call	30.00	05/15/20	187	(1)
Xerox Holdings Corporation	Call	35.00	07/17/20	840	(11)
XPO Logistics, Inc.	Call	77.50	05/15/20	108	(1)
XPO Logistics, Inc.	Call	45.00	05/15/20	328	(272)
					(3,074)

JNL/Westchester Capital Event Driven Fund — OTC Written Options
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Options on Securities
Bayer Aktiengesellschaft	JPM	Call	EUR	55.00	06/19/20	255	(79)
Bayer Aktiengesellschaft	JPM	Put	EUR	58.00	04/17/20	552	(343)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Westchester Capital Event Driven Fund — OTC Written Options (continued)
Reference Entity	Counterparty	Put/Call	Exercise Price ($)/ Swaption Rate(%)		Expiration	Notional/ Contracts[1]	Value ($)
Bayer Aktiengesellschaft	JPM	Put	EUR	50.00	04/17/20	710	(98)
							(520)

JNL/Westchester Capital Event Driven Fund - Forward Foreign Currency Contracts

Purchased/ Sold	Counter-party	Expiration	Notional[1]		Value ($)	Unrealized Appreciation (Depreciation) ($)
EUR/USD	JPM	04/22/20	EUR	3,707	4,088	(10)
EUR/USD	JPM	04/29/20	EUR	307	338	1
EUR/USD	JPM	03/17/21	EUR	17	18	1
HKD/USD	JPM	05/07/20	HKD	55,764	7,194	25
JPY/USD	JPM	05/12/20	JPY	72,542	676	12
NZD/USD	JPM	06/04/20	NZD	3,663	2,179	(214)
USD/AUD	JPM	07/07/20	AUD	(3,693)	(2,268)	158
USD/EUR	JPM	04/22/20	EUR	(5,564)	(6,133)	116
USD/EUR	JPM	04/23/20	EUR	(1,754)	(1,934)	(48)
USD/EUR	GSC	04/27/20	EUR	(178)	(197)	3
USD/EUR	JPM	04/27/20	EUR	(12,604)	(13,900)	210
USD/EUR	JPM	04/29/20	EUR	(1,887)	(2,081)	9
USD/EUR	JPM	05/06/20	EUR	(317)	(349)	(6)
USD/EUR	GSC	05/20/20	EUR	(168)	(185)	4
USD/EUR	JPM	05/20/20	EUR	(1,401)	(1,549)	15
USD/EUR	GSC	06/15/20	EUR	(3,229)	(3,568)	40
USD/EUR	JPM	07/08/20	EUR	(819)	(905)	(9)
USD/EUR	JPM	07/08/20	EUR	(1,095)	(1,211)	12
USD/EUR	JPM	03/17/21	EUR	(873)	(973)	(17)
USD/EUR	JPM	03/17/21	EUR	(9,691)	(10,795)	184
USD/HKD	JPM	05/07/20	HKD	(55,764)	(7,194)	(41)
USD/JPY	JPM	05/11/20	JPY	(232,144)	(2,160)	(9)
USD/JPY	JPM	05/11/20	JPY	(284,944)	(2,652)	32
USD/JPY	JPM	05/12/20	JPY	(138,717)	(1,291)	(5)
USD/JPY	JPM	06/22/20	JPY	(277,766)	(2,589)	1
USD/JPY	JPM	06/26/20	JPY	(172,315)	(1,606)	(38)
USD/SEK	GSC	04/09/20	SEK	(17,857)	(1,801)	94
					(50,848)	520

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Total return swap agreements - receiving return
EQUITY
Allergan Public Limited Company (E)	1M LIBOR +0.75% (Q)	BOA	04/27/21 †	20,828	—	(1,230)
Altran Technologies (E)	1M LIBOR +0.35% (Q)	BOA	03/02/21 †	2,059	—	42
Bristol-Myers Squibb Company (E)	1M LIBOR +0.00% (Q)	BOA	12/21/20 †	—	—	146
Cypress Semiconductor Corporation (E)	1M LIBOR +0.75% (Q)	BOA	04/05/21 †	13,152	—	432
Faurecia (E)	1M LIBOR +0.35% (Q)	BOA	01/28/21 †	446	—	(176)
Fiat Chrysler Automobiles N.V. (E)	1M LIBOR +0.35% (Q)	BOA	01/28/21 †	3,078	—	(1,501)
Fitbit, Inc. (E)	1M LIBOR +0.75% (Q)	BOA	03/24/21 †	2,094	—	75
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	BOA	01/25/21 †	902	—	18
OSRAM Licht AG (E)	3M LIBOR +0.40% (Q)	BOA	12/31/20 †	11,212	—	170
OSRAM Licht AG (E)	1M LIBOR +0.50% (Q)	BOA	01/21/21 †	2,079	—	(36)
OSRAM Licht AG (E)	1M LIBOR +0.35% (Q)	BOA	01/18/21 †	466	—	(8)
Ovintiv Canada ULC (E)	1M LIBOR +0.75% (Q)	BOA	02/26/21 †	63	—	(58)
Qiagen N.V. (E)	3M LIBOR +0.78% (Q)	BOA	04/01/21 †	10,705	—	(270)
Renault (E)	3M LIBOR +0.40% (Q)	BOA	05/14/20 †	2,326	—	(1,554)
Renault (E)	1M LIBOR +0.35% (Q)	BOA	05/29/20 †	240	—	(162)
Tech Data Corporation (E)	1M LIBOR +0.75% (Q)	BOA	04/27/21 †	7,197	—	(60)
Advanced Disposal Services, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 †	2,277	—	129
Bolsas y Mercados Españoles Sociedad Holding de Mercados y Sistemas Financieros, S.A. (E)	3M LIBOR +0.40% (Q)	GSC	01/04/21 †	707	—	(34)
Bolsas y Mercados Españoles Sociedad Holding de Mercados y Sistemas Financieros, S.A. (E)	1M LIBOR +0.50% (Q)	GSC	12/23/20 †	1,095	—	(75)
Broadmark Realty Capital Inc. (E)	1M LIBOR +0.60% (Q)	GSC	03/03/21 †	2,756	—	(1,104)
Caesars Entertainment Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/03/21 †	9,208	—	(4,470)
CF Finance Acquisition Corp. (E)	1M LIBOR +1.10% (Q)	GSC	03/03/21 †	2,434	—	(32)
Craft Brew Alliance, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 †	3,054	—	(87)
Crown Holdings, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 †	3,704	—	566
Delphi Technologies PLC (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 †	4,732	—	(1,916)
E*Trade Financial Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 †	5,405	—	(672)
eBay Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 †	7,025	—	(683)
GrandVision (E)	1M LIBOR +0.50% (Q)	GSC	02/10/21 †	3,446	—	(321)
HP Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 †	5,923	—	1,215
Legg Mason, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/13/21 †	4,766	—	134
LogMeIn, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 †	4,094	—	230
Masco Corporation (E)	1M LIBOR +0.50% (Q)	GSC	04/13/21 †	8,571	—	(1,090)
Nuveen New Jersey Investment Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 †	695	—	—
Pure Acquisition Corp. (E)	1M LIBOR +1.10% (Q)	GSC	03/03/21 †	1,380	—	(7)
RA Pharmaceuticals, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/15/21 †	4,502	—	155

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Sprint Corporation (E)	1M LIBOR +0.50% (Q)	GSC	04/13/21 †	6,887	—	550
Swedol AB (publ) (E)	1M LIBOR +0.50% (Q)	GSC	02/19/21 †	1,855	—	(51)
Tallgrass Energy, LP (E)	1M LIBOR +0.50% (Q)	GSC	12/16/20 †	4,372	—	(919)
TD Ameritrade Holding Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/09/21 †	11,587	—	(3,109)
The Stars Group Inc. (E)	3M LIBOR +1.45% (Q)	GSC	04/05/21 †	10,860	—	(1,962)
Tiffany & Co. (E)	1M LIBOR +0.50% (Q)	GSC	03/31/21 †	11,996	—	(256)
United Technologies Corporation (E)	1M LIBOR +0.50% (Q)	GSC	03/26/21 †	10,994	—	(3,923)
Van Kampen Municipal Opportunity Trust (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 †	698	—	(5)
Vodafone Group Public Limited Company (E)	3M LIBOR +0.00% (Q)	GSC	03/24/21 †	9,820	—	(3,063)
WABCO Holdings Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/03/21 †	6,998	—	(47)
Willis Towers Watson Public Limited Company (E)	1M LIBOR +0.50% (Q)	GSC	04/14/21 †	3,197	—	(43)
Wright Medical Group N.V. (E)	1M LIBOR +0.50% (Q)	GSC	12/30/21 †	10,840	—	(327)
Xerox Holdings Corporation (E)	1M LIBOR +0.50% (Q)	GSC	04/21/21 †	1,411	—	200
XPO Logistics, Inc. (E)	1M LIBOR +0.50% (Q)	GSC	03/24/21 †	4,321	—	(2,197)
Apollo Global Management, Inc. (E)	3M LIBOR +0.65% (Q)	JPM	09/14/20 †	1,100	—	(186)
Axalta Coating Systems Ltd. (E)	3M LIBOR +0.30% (Q)	JPM	09/21/20 †	699	—	(319)
Bayer Aktiengesellschaft (E)	3M LIBOR +0.74% (Q)	JPM	01/29/21 †	2,074	—	(589)
Blackrock Muniyield Quality Fund III, Inc. (E)	3M LIBOR +1.01% (Q)	JPM	03/29/21 †	1,291	—	77
Caltex Australia Limited (E)	3M LIBOR +0.74% (Q)	JPM	03/02/21 †	2,295	—	(847)
Hilton Grand Vacations Inc. (E)	3M LIBOR +0.30% (Q)	JPM	09/08/20 †	4,649	—	(2,454)
Hitachi Chemical Co., Ltd. (E)	1M LIBOR +0.50% (Q)	JPM	01/27/21 †	3,839	—	5
IAC/InterActiveCorp (E)	3M LIBOR +0.30% (Q)	JPM	11/25/20 †	3,052	—	(588)
Innogy SE (E)	3M LIBOR +0.40% (Q)	JPM	07/22/20 †	2,205	—	(17)
Keihin Corporation (E)	3MLIBOR +0.40% (Q)	JPM	04/01/21 †	841	—	(2)
Liberty Media Corporation (E)	3M LIBOR +0.30% (Q)	JPM	12/28/20 †	1,137	—	(375)
Line Corporation (E)	3M LIBOR +0.40% (Q)	JPM	11/25/20 †	1,546	—	30
Mellanox Technologies Ltd (E)	3M LIBOR +0.30% (Q)	JPM	12/21/20 †	4,874	—	170
Metlifecare Limited (E)	3M LIBOR +0.70% (Q)	JPM	03/10/21 †	2,347	—	(1,162)
Nissin Kogyo Co.,Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20 †	843	—	(2)
Nuveen Amt-Free Municipal Credit Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 †	718	—	3
Nuveen Cadividend Advantage3 (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 †	716	—	(3)
Nuveen Intermediate Duration Municipal Term Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 †	717	—	18
Nuveen Municipal Credit Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 †	713	—	(11)
Nuveen New York AMT-Free Quality Municipal Income Fund (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 †	1,294	—	35
Nuveen Quality Municipal Fund, Inc. (E)	1M LIBOR +0.50% (Q)	JPM	04/14/21 †	2,587	—	137
RIB Software SE (E)	3M LIBOR +0.74% (Q)	JPM	03/04/21 †	2,085	—	(8)
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	03/12/21 †	2,098	—	(384)
SHOWA Corporation (E)	3M LIBOR +1.07% (Q)	JPM	04/01/21 †	841	—	—
SLM Corporation (E)	3M LIBOR +1.10% (Q)	JPM	02/12/21 †	3,158	—	(1,340)
Tallgrass Energy, LP (E)	3M LIBOR +0.30% (Q)	JPM	10/01/20 †	441	—	(89)
Taubman Centers, Inc. (E)	3M LIBOR +0.77% (Q)	JPM	03/29/21 †	6,837	—	(1,089)
The Madison Square Garden Company (E)	3M LIBOR +0.30% (Q)	JPM	03/23/21 †	8,710	—	(1,188)
UNIZO Holdings Company,Limited (E)	3M LIBOR +0.40% (Q)	JPM	01/08/21 †	541	—	115
Western Asset High Income Opportunity Fund Inc. (E)	3M LIBOR +1.16% (Q)	JPM	03/23/21 †	1,700	—	491
					—	(36,958)
INVESTMENT COMPANIES
First Trust Senior Floating Rate Income Fund II (E)	3M LIBOR +0.80% (Q)	JPM	12/11/20 †	242	—	(53)

Total return swap agreements - paying return
EQUITY
AbbVie Inc. (E)	1M LIBOR -0.25% (Q)	BOA	04/27/21 †	(8,045)	—	124
Daimler AG (E)	3M LIBOR +0.74% (Q)	BOA	08/07/20 †	(126)	—	54
Pan American Silver Corp. (E)	1M LIBOR -0.40% (Q)	BOA	03/22/21 †	(595)	—	253
Peugeot SA (E)	1M LIBOR -0.35% (Q)	BOA	01/28/21 †	(2,830)	—	1,166
WESCO International, Inc. (E)	1M LIBOR -0.40% (Q)	BOA	04/30/21 †	(120)	—	14
Aon PLC (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 †	(5,232)	—	(367)
BorgWarner Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/17/21 †	(1,998)	—	440
Eldorado Resorts, Inc. (E)	Federal Funds Effective Rate -0.52% (Q)	GSC	01/22/21 †	(4,078)	—	3,022
Fidelity National Financial, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/15/21 †	(515)	—	86
First Horizon National Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 †	(66)	—	3
Flutter Entertainment Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	11/04/20 †	(4,704)	—	715
Flutter Entertainment Public Limited Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	11/02/20 †	(5,570)	—	467
International Flavors & Fragrances Inc. (E)	Federal Funds Effective Rate -2.13% (Q)	GSC	04/21/21 †	(1,926)	—	116

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL/Westchester Capital Event Driven Fund — OTC Total Return Swap Agreements (continued)
Reference Entity[2]	Rate Paid/Received by Fund[2]	Counter-party	Expiration	Notional[1]	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)
Morgan Stanley (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	03/31/21 †	(7,892)	—	1,194
Raytheon Company (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 †	(5,394)	—	(436)
The Charles Schwab Corporation (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	01/22/21 †	(12,153)	—	3,235
T-Mobile USA, Inc. (E)	Federal Funds Effective Rate -0.35% (Q)	GSC	04/21/21 †	(1,162)	—	(115)
Digital Realty Trust, Inc. (E)	3M LIBOR +0.74% (Q)	JPM	12/14/20 †	(308)	—	(59)
Nissan Motor Co., Ltd. (E)	3M LIBOR +0.74% (Q)	JPM	08/11/20 †	(1,804)	—	919
Royal Dutch Shell PLC (E)	3M LIBOR +0.74% (Q)	JPM	03/12/21 †	(2,100)	—	269
Sirius XM Holdings Inc. (E)	3M LIBOR +0.74% (Q)	JPM	10/16/20 †	(1,576)	—	342
					—	11,442

†For this swap agreement, the expiration date represents the termination date, which generally reflects the expected completion date for the event driven investment opportunity. The total return swap agreements expire 365 days after the effective date and are rolled over until the termination date. Either party, under certain conditions, may terminate the contract prior to the contract’s expiration date.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Balanced Fund
COMMON STOCKS 64.6%
Information Technology 13.5%
Accenture Public Limited Company - Class A	154	25,153
Apple Inc. (a)	731	185,909
Cisco Systems, Inc.	2,242	88,121
Global Payments Inc.	347	50,014
HP Inc.	179	3,106
Intel Corporation (a)	1,646	89,082
KLA-Tencor Corp. (a)	176	25,271
Microsoft Corporation	2,024	319,131
Motorola Solutions Inc. (a)	423	56,254
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,562	74,665
Texas Instruments Incorporated	860	85,974
Visa Inc. - Class A	24	3,786
		1,006,466
Health Care 11.6%
Abbott Laboratories (a)	1,047	82,634
Agilent Technologies, Inc.	647	46,315
Anthem, Inc.	178	40,492
AstraZeneca PLC - ADR	1,779	79,460
Becton, Dickinson and Company	399	91,681
Bristol-Myers Squibb Company	861	48,012
CVS Health Corporation	348	20,632
Eli Lilly & Co. (a)	531	73,631
HCA Healthcare, Inc. (a)	465	41,778
Medtronic Public Limited Company	633	57,091
Merck & Co., Inc. (a)	150	11,561
Novartis AG - ADR	679	55,958
Pfizer Inc.	3,475	113,430
UnitedHealth Group Incorporated (a)	409	102,061
		864,736
Financials 10.4%
American Express Company	755	64,611
American International Group, Inc.	788	19,119
Bank of America Corporation	6,613	140,391
BlackRock, Inc. (a)	104	45,656
Chubb Limited	278	31,083
Intercontinental Exchange, Inc.	250	20,219
JPMorgan Chase & Co. (a)	1,754	157,932
Marsh & McLennan Companies, Inc.	177	15,324
Northern Trust Corp.	628	47,407
Progressive Corp.	984	72,622
Prudential Financial Inc.	466	24,305
The Blackstone Group Inc.	860	39,191
The Charles Schwab Corporation (a)	1,863	62,646
The PNC Financial Services Group, Inc. (a)	379	36,307
		776,813
Communication Services 6.5%
Alphabet Inc. - Class A (a) (b)	204	237,474
Comcast Corporation - Class A (a)	2,892	99,443
Facebook, Inc. - Class A (a) (b)	291	48,520
Verizon Communications Inc. (a)	1,803	96,863
		482,300
Consumer Staples 6.1%
Diageo PLC	1,497	48,048
Kellogg Co. (a)	728	43,687
Nestle SA	1,056	107,949
PepsiCo, Inc. (a)	177	21,238
Sysco Corp. (a)	1,230	56,109
The Coca-Cola Company (a)	2,122	93,882
Walmart Inc.	742	84,274
		455,187
Consumer Discretionary 4.6%
Alibaba Group Holding Limited - ADS (b)	18	3,423
Hilton Worldwide Holdings Inc.	496	33,840
Lowe`s Companies, Inc.	226	19,437
McDonald's Corporation	648	107,207
The Home Depot, Inc. (a)	533	99,589
TJX Cos. Inc.	1,645	78,665
		342,161
Industrials 4.5%
Deere & Company	374	51,708
Fortive Corporation	204	11,264
Johnson Controls International Public Limited Company	120	3,246
Lockheed Martin Corporation	174	58,945
Northrop Grumman Systems Corp.	101	30,611
Raytheon Company (a)	198	25,961
Rockwell Automation Inc.	99	14,880
Trane Technologies Public Limited Company	459	37,892
Union Pacific Corporation	413	58,316
United Technologies Corporation	477	44,958
		337,781
Utilities 2.7%
Dominion Energy, Inc. (a)	1,038	74,917
Exelon Corporation	1,457	53,629
Sempra Energy	422	47,698
UGI Corp.	836	22,294
		198,538
Energy 2.1%
BP P.L.C.	15,093	63,058
Chevron Corporation	84	6,102
Total SA (a)	1,543	58,978
Total SA - ADR	844	31,422
		159,560
Real Estate 1.7%
American Tower Corporation (a)	306	66,529
Boston Properties Inc.	296	27,325
Equinix, Inc. (a)	55	34,506
		128,360
Materials 0.9%
FMC Corporation (a)	516	42,117
International Paper Company	703	21,882
		63,999
Total Common Stocks (cost $4,569,210)		4,815,901
GOVERNMENT AND AGENCY OBLIGATIONS 16.5%
Mortgage-Backed Securities 6.3%
Federal Home Loan Mortgage Corporation
4.00%, 09/01/26 - 11/01/48	587	626
7.00%, 11/01/30 - 06/01/31	19	23
6.00%, 12/01/39	385	451
3.00%, 09/01/46 - 12/01/47	97,178	102,213
3.00%, 11/01/46 - 12/01/46	43,972	46,293
3.50%, 08/01/47 - 09/01/48	118,299	125,282
2.50%, 12/01/31 - 12/01/49	17,349	18,011
Federal National Mortgage Association, Inc.
3.07%, 02/01/25	1,350	1,463
2.47%, 05/01/25	2,602	2,764
2.68%, 05/01/25	5,190	5,554
2.81%, 07/01/25	6,000	6,472
2.99%, 10/01/25	1,777	1,938
3.09%, 10/01/25	858	934
2.78%, 06/01/26	2,700	2,928
2.49%, 12/01/26	6,078	6,516
2.89%, 12/01/26	5,678	6,220
7.50%, 09/01/29	4	4
2.00%, 11/01/31 - 12/01/31	1,571	1,619
2.50%, 05/01/30 - 01/01/32	4,176	4,348
TBA, 2.50%, 04/15/33 (c)	11,000	11,419
TBA, 3.00%, 04/15/33 (c)	4,394	4,601
7.00%, 10/01/33	14	16
5.50%, 03/01/38	126	145
6.50%, 10/01/38 - 10/01/39	104	122
4.50%, 09/01/23 - 11/01/44	4,014	4,375
5.00%, 07/01/40	229	253
3.00%, 05/01/27 - 02/01/45	12,861	13,616
3.00%, 10/01/46	13,883	14,638
4.00%, 09/01/26 - 12/01/48	21,883	23,449
3.50%, 03/01/26 - 08/01/48	68	71
2.50%, 12/01/49	7,340	7,613
Government National Mortgage Association
6.50%, 04/15/26	7	8

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
7.00%, 01/15/33 - 05/15/33	10	12
5.50%, 11/15/32 - 02/15/36	57	62
5.00%, 06/20/33 - 06/15/39	2,150	2,396
6.00%, 02/15/24 - 04/15/40	2,987	3,434
4.00%, 01/15/41 - 12/20/44	821	892
4.50%, 06/15/40 - 05/15/42	699	783
TBA, 4.00%, 04/15/48 (c)	35,590	37,821
TBA, 4.50%, 04/15/48 (c)	8,325	8,827
		468,212
U.S. Treasury Bond 3.2%
Treasury, United States Department of
2.88%, 05/15/43 - 08/15/45	28,609	37,501
3.38%, 05/15/44	15,335	21,531
3.13%, 08/15/44	8,230	11,247
2.50%, 02/15/45 - 05/15/46	53,200	66,049
2.75%, 08/15/47	15,195	19,922
2.75%, 11/15/47 (d)	45,559	59,704
3.00%, 05/15/47 - 08/15/48	17,320	23,840
		239,794
U.S. Treasury Note 2.9%
Treasury, United States Department of
1.50%, 08/31/21 - 10/31/24	42,400	44,209
2.25%, 04/30/24	9,665	10,399
1.75%, 06/30/24 - 11/15/29	64,795	69,525
3.00%, 09/30/25	7,080	8,051
1.63%, 10/31/26 - 08/15/29	26,435	28,323
2.88%, 08/15/28	17,020	20,102
2.38%, 04/30/26 - 05/15/29	9,985	11,231
1.50%, 02/15/30 (a)	25,645	27,645
		219,485
Collateralized Mortgage Obligations 2.3%
Fannie Mae Multifamily REMIC Trust
Series 2019-AC-41, REMIC, 2.50%, 03/25/53	14,724	15,093
Federal Home Loan Mortgage Corporation
Series CA-4758, 3.00%, 07/15/47	14,403	15,436
Series 2019-MA-3, REMIC, 3.50%, 07/25/26	4,289	4,532
Series 2018-MA-4, REMIC, 3.50%, 10/25/26	2,420	2,557
Series GA-4000, REMIC, 2.00%, 07/15/31	1,184	1,202
Series PB-4166, REMIC, 1.75%, 03/15/41	1,398	1,414
Series JM-4165, REMIC, 3.50%, 09/15/41	2,032	2,137
Series AH-4143, REMIC, 1.75%, 09/15/42	9,180	9,361
Series AB-4122, REMIC, 1.50%, 10/15/42	1,334	1,339
Series DJ-4322, REMIC, 3.00%, 05/15/43	2,661	2,755
Series 2019-MA-1, REMIC, 3.50%, 07/25/58	2,327	2,459
Federal National Mortgage Association, Inc.
Series 2016-2M2-C03, 6.85%, (1M USD LIBOR + 5.90%), 04/25/23 (e)	2,011	1,960
Series 2018-GD-80, 3.50%, 12/25/47	5,797	6,086
Series 2018-PA-77, 3.50%, 02/25/48	9,026	9,502
Series 2012-JA-124, REMIC, 1.50%, 11/25/42	3,744	3,758
Series 2015-HP-28, REMIC, 3.50%, 06/25/44	4,027	4,240
Series 2015-MC-16, REMIC, 3.00%, 01/25/45	10,122	10,549
Series 2017-AP-51, REMIC, 3.00%, 10/25/45	26,282	27,439
Series 2018-PA-55, REMIC, 3.50%, 01/25/47	4,349	4,555
Series 2017-AB-108, REMIC, 3.00%, 01/25/48	2,792	2,941
Series 2019-CA-7, REMIC, 3.50%, 11/25/57	15,544	16,541
Series 2019-BA-22, REMIC, 3.50%, 12/25/58	1,743	1,858
Series 2019-JA-28, REMIC, 3.50%, 06/25/59	18,277	19,732
Government National Mortgage Association
Series 2005-HC-74, REMIC, 7.50%, 09/16/35	5	5
		167,451
Municipal 1.0%
Broward, County of
3.48%, 10/01/43	810	786
California, State of
7.35%, 11/01/39	1,535	2,373
7.63%, 03/01/40	85	137
Chicago Transit Authority
6.30%, 12/01/21	2,180	2,298
6.90%, 12/01/40	3,640	4,885
Empire State Development Corporation
2.10%, 03/15/22	3,980	4,013
Grand Parkway Transportation Corporation
5.18%, 10/01/42	1,555	1,946
Illinois Municipal Electric Agency
6.83%, 02/01/35	3,405	4,495
Illinois State Toll Highway Authority
6.18%, 01/01/34	565	746
Illinois, State of
5.10%, 06/01/33	4,520	4,487
Kansas Development Finance Authority
insured by Assured Guaranty Municipal Corp., 5.37%, 05/01/26	2,960	3,294
Long Island Power Authority
3.63%, 09/01/22	2,860	3,002
Massachusetts School Building Authority
3.40%, 10/15/40	1,325	1,357
Metropolitan Transportation Authority
6.67%, 11/15/39	1,490	1,943
7.34%, 11/15/39	75	107
6.09%, 11/15/40	405	517
Metropolitan Transportation Commission
2.57%, 04/01/31	1,890	1,921
Municipal Electric Authority of Georgia
6.64%, 04/01/57	7,116	9,317
6.66%, 04/01/57	1,035	1,382
New York State Thruway Authority
5.88%, 04/01/30	840	980
O'Hare International Airport
6.85%, 01/01/38	700	699
6.40%, 01/01/40	250	350
Oregon School Boards Association
insured by AMBAC School Board Guaranty, 4.76%, 06/30/28	420	447
Philadelphia, City of
6.55%, 10/15/28	5,225	6,843
Sacramento, City of
insured by Assured Guaranty Municipal Corp., 6.42%, 08/01/23	1,065	1,213
Sales Tax Securitization Corporation
4.79%, 01/01/48	5,115	6,270
The Foothill/Eastern Transportation Corridor Agency
4.09%, 01/15/49	420	425
3.92%, 01/15/53	3,170	3,245
The Port Authority of New York and New Jersey
6.04%, 12/01/29	105	139
University of California, Berkeley
4.60%, 05/15/31	940	1,094
Utility Debt Securitization Authority
3.44%, 12/15/25	1,165	1,216
		71,927
Commercial Mortgage-Backed Securities 0.5%
Federal Home Loan Mortgage Corporation
Series A2-K731, REMIC, 3.60%, 02/25/25	4,930	5,352
Series A2-K733, REMIC, 3.75%, 08/25/25	5,245	5,798
Series A2-KJ25, REMIC, 2.61%, 01/25/26	10,700	11,229
Series A2-K736, REMIC, 2.28%, 07/25/26	2,335	2,443
Series A1-K097, REMIC, 2.16%, 05/25/29	3,813	3,929
Federal National Mortgage Association, Inc.
Series 2015-A2-M12, REMIC, 2.80%, 05/25/25 (e)	8,250	8,708
Series 2017-FA-M5, REMIC, 2.07%, (1M USD LIBOR + 0.49%), 04/25/24 (e)	298	294
Series 2017-FA-M13, REMIC, 1.99%, (1M USD LIBOR + 0.40%), 10/25/24 (e)	1,391	1,363
		39,116
Sovereign 0.3%
Ministry of Diwan Amiri Affairs
2.38%, 06/02/21 (f)	15,435	15,374
3.88%, 04/23/23 (f)	4,700	4,845
3.38%, 03/14/24 (f)	210	213
Saudi Arabia, Government of
2.88%, 03/04/23 (f)	4,130	4,120
		24,552
Total Government And Agency Obligations (cost $1,115,277)		1,230,537

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
CORPORATE BONDS AND NOTES 13.0%
Financials 5.1%
ACE Capital Trust II
9.70%, 04/01/30	525	668
AIA Group Limited
3.38%, 04/07/30 (f)	1,965	1,981
American International Group, Inc.
4.50%, 07/16/44	1,078	1,095
4.75%, 04/01/48	715	763
American Water Capital Corp.
2.95%, 09/01/27	1,845	1,816
AXA
8.60%, 12/15/30	425	561
B.A.T. International Finance P.L.C.
3.25%, 06/07/22 (f)	1,945	1,934
Banco Santander, S.A.
3.13%, 02/23/23	3,600	3,568
3.85%, 04/12/23	3,000	3,016
Bank of America Corporation
2.63%, 10/19/20	2,000	2,001
3.00%, 12/20/23	820	835
4.13%, 01/22/24 (a)	5,325	5,662
4.20%, 08/26/24	4,600	4,870
3.59%, 07/21/28	5,315	5,524
3.97%, 02/07/30	2,065	2,224
3.19%, 07/23/30	2,210	2,255
5.88%, 02/07/42	300	422
5.00%, 01/21/44	500	631
Banque Federative du Credit Mutuel
2.75%, 10/15/20 (f)	4,850	4,818
Barclays PLC
3.20%, 08/10/21	5,435	5,431
3.93%, 05/07/25	6,380	6,433
Bayer US Finance II LLC
4.25%, 12/15/25 (f)	4,060	4,180
Bayer US Finance LLC
3.38%, 10/08/24 (f)	4,185	4,193
Berkshire Hathaway Inc.
2.75%, 03/15/23 (a)	2,690	2,798
BNP Paribas
2.95%, 05/23/22 (a) (f)	740	734
3.38%, 01/09/25 (f)	3,180	3,159
2.82%, 11/19/25 (f)	3,570	3,469
BPCE
5.70%, 10/22/23 (f)	10,150	10,478
5.15%, 07/21/24 (f)	5,670	5,978
3.50%, 10/23/27 (f)	6,370	6,402
Capital One Financial Corporation
3.75%, 04/24/24	2,000	2,018
4.20%, 10/29/25	1,245	1,226
Capital One, National Association
2.25%, 09/13/21	1,500	1,470
Citigroup Inc.
4.50%, 01/14/22	605	629
8.13%, 07/15/39	65	103
5.88%, 01/30/42	165	222
5.30%, 05/06/44	814	962
Citizens Bank, National Association
2.55%, 05/13/21	3,175	3,168
Credit Agricole SA
3.75%, 04/24/23 (f)	1,955	1,991
3.25%, 10/04/24 (f)	3,020	3,013
4.38%, 03/17/25 (f)	5,055	5,113
Credit Suisse (USA), Inc.
3.00%, 10/29/21	1,070	1,090
3.63%, 09/09/24	325	339
Credit Suisse Group AG
3.57%, 01/09/23 (f)	1,925	1,940
2.02%, (3M USD LIBOR + 1.24%), 06/12/24 (e) (f)	4,500	4,019
2.59%, 09/11/25 (f)	2,025	1,936
Credit Suisse Group Funding (Guernsey) Ltd
3.80%, 09/15/22	4,785	4,906
3.75%, 03/26/25	2,690	2,710
Daimler Finance North America LLC
2.20%, 05/05/20 (f)	3,960	3,965
2.30%, 02/12/21 (f)	4,445	4,340
3.88%, 09/15/21 (f)	231	230
Danske Bank A/S
5.00%, 01/12/22 (f)	1,740	1,786
3.88%, 09/12/23 (f)	2,910	2,870
5.38%, 01/12/24 (f)	2,265	2,381
Deutsche Bank Aktiengesellschaft
4.25%, 10/14/21	275	262
Discover Bank
3.10%, 06/04/20	4,700	4,681
4.20%, 08/08/23 (g)	3,550	3,700
Emera US Holdings Inc.
2.70%, 06/15/21	695	699
ERAC USA Finance LLC
4.50%, 08/16/21 (f)	620	631
3.30%, 10/15/22 (f)	1,045	1,044
5.63%, 03/15/42 (f)	2,700	2,761
Fifth Third Bank, National Association
2.88%, 10/01/21	1,800	1,830
Ford Motor Credit Company LLC
4.27%, 01/09/27	8,290	7,062
3.82%, 11/02/27 (a)	8,435	6,981
General Motors Financial Company, Inc.
3.70%, 05/09/23	5,900	5,399
3.95%, 04/13/24	3,790	3,436
HSBC Bank PLC
4.13%, 08/12/20 (f)	900	900
HSBC Holdings PLC
3.40%, 03/08/21	3,150	3,167
4.00%, 03/30/22	870	893
3.60%, 05/25/23	2,580	2,645
4.04%, 03/13/28 (e)	1,695	1,724
Imperial Brands Finance PLC
3.75%, 07/21/22 (f)	8,285	8,270
ING Groep N.V.
3.15%, 03/29/22	880	885
3.95%, 03/29/27	2,860	2,905
JPMorgan Chase & Co.
4.50%, 01/24/22	825	862
3.25%, 09/23/22	1,000	1,030
3.38%, 05/01/23	1,060	1,099
4.45%, 12/05/29	8,085	9,065
6.40%, 05/15/38	425	616
5.40%, 01/06/42	540	738
Liberty Mutual Group Inc.
4.25%, 06/15/23 (f)	129	133
4.57%, 02/01/29 (f)	456	480
Liberty Mutual Insurance Company
7.88%, 10/15/26 (f)	475	600
Macquarie Group Limited
4.15%, 03/27/24 (f)	8,100	8,279
Marsh & Mclennan Companies, Inc.
4.38%, 03/15/29	2,770	3,110
MetLife, Inc.
4.13%, 08/13/42	265	274
Metropolitan Life Global Funding I
2.65%, 04/08/22 (f)	3,185	3,199
Morgan Stanley
3.70%, 10/23/24	7,950	8,400
2.72%, 07/22/25	6,170	6,229
3.13%, 07/27/26	2,430	2,512
3.63%, 01/20/27	3,400	3,583
National Australia Bank Limited
2.40%, 12/07/21 (f)	9,400	9,672
National Rural Utilities Cooperative Finance Corporation
3.05%, 02/15/22	445	451
Nationwide Building Society
3.62%, 04/26/23 (f)	2,175	2,161
NBK SPC Limited
2.75%, 05/30/22 (f)	13,365	12,903
Northwestern Mutual Life Insurance Company
3.63%, 09/30/59 (f)	546	486

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
PNC Bank, National Association
3.30%, 10/30/24	835	864
Santander Holdings USA, Inc.
3.70%, 03/28/22	5,670	5,584
3.40%, 01/18/23	7,435	7,135
Societe Generale
3.25%, 01/12/22 (f)	2,985	2,968
Standard Chartered PLC
2.74%, 09/10/22 (f)	8,990	8,885
Synchrony Financial
3.65%, 05/24/21	3,650	3,598
Syngenta Finance N.V.
5.18%, 04/24/28 (f)	4,175	3,806
Teachers Insurance & Annuity Association of America
4.90%, 09/15/44 (f)	685	742
The Bank of Nova Scotia
2.70%, 08/03/26 (a)	5,645	5,727
The Goldman Sachs Group, Inc.
6.00%, 06/15/20	205	206
5.25%, 07/27/21	1,000	1,035
5.75%, 01/24/22	2,445	2,594
2.88%, 10/31/22	4,765	4,785
3.63%, 01/22/23	6,875	7,086
6.25%, 02/01/41	435	603
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (a)	830	863
Trinity Acquisition PLC
4.40%, 03/15/26	4,145	4,402
Truist Financial Corporation
3.20%, 09/03/21	6,165	6,202
U.S. Bancorp
3.70%, 01/30/24	900	945
UBS AG
2.20%, 06/08/20 (f)	5,025	5,023
UBS Group Funding (Jersey) Limited
2.95%, 09/24/20 (f)	2,840	2,832
3.00%, 04/15/21 (f)	3,500	3,506
WEA Finance LLC
3.25%, 10/05/20 (f)	2,400	2,390
4.13%, 09/20/28 (a) (f)	7,285	7,249
Wells Fargo & Company
3.50%, 03/08/22 (a)	2,145	2,183
4.48%, 01/16/24	517	546
4.10%, 06/03/26	1,125	1,178
4.75%, 12/07/46	3,750	4,100
		383,120
Utilities 1.7%
Berkshire Hathaway Energy Company
6.13%, 04/01/36	1,598	2,094
5.15%, 11/15/43	50	61
Boston Gas Company
3.15%, 08/01/27 (f)	960	945
3.00%, 08/01/29 (f)	1,880	1,859
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	2,272	2,309
Cleco Corporate Holdings LLC
3.74%, 05/01/26	11,599	11,398
3.38%, 09/15/29 (f)	2,685	2,518
4.97%, 05/01/46 (h)	4,025	3,324
Commonwealth Edison Company
3.65%, 06/15/46	465	493
Dominion Energy South Carolina, Inc.
6.63%, 02/01/32	1,384	1,859
6.05%, 01/15/38	3,265	4,244
4.60%, 06/15/43	825	946
Dominion Energy, Inc.
2.58%, 07/01/20 (h)	2,875	2,867
4.10%, 04/01/21 (h)	3,275	3,278
2.72%, 08/15/21 (h)	1,190	1,174
DTE Energy Company
3.80%, 03/15/27	2,245	2,274
Duke Energy Corporation
4.30%, 06/15/20	875	878
6.10%, 06/01/37	2,200	2,805
Evergy, Inc.
2.90%, 09/15/29	2,465	2,345
Eversource Energy
2.90%, 10/01/24	2,725	2,672
FirstEnergy Corp.
3.90%, 07/15/27	705	712
Fortis Inc.
3.06%, 10/04/26	3,390	3,251
Georgia Power Company
4.75%, 09/01/40	1,085	1,259
3.70%, 01/30/50 (a)	945	963
Indianapolis Power & Light Company
6.60%, 06/01/37 (f)	500	734
Infraestructura Energetica Nova, S.A.B. de C.V.
4.88%, 01/14/48 (a) (f)	3,290	2,566
KeySpan Gas East Corporation
2.74%, 08/15/26 (f)	3,690	3,854
MidAmerican Energy Company
4.25%, 05/01/46	55	63
NextEra Energy Capital Holdings, Inc.
3.25%, 04/01/26	870	892
3.50%, 04/01/29	1,335	1,377
Niagara Mohawk Power Corporation
4.28%, 12/15/28 (f)	5,360	6,238
NiSource Finance Corp.
4.80%, 02/15/44	465	503
Oglethorpe Power Corporation (An Electric Membership Corporation)
6.19%, 01/01/31 (f)	325	404
5.05%, 10/01/48	1,209	1,168
5.25%, 09/01/50	3,200	3,665
Oncor Electric Delivery Company LLC
4.10%, 06/01/22	1,760	1,801
PPL Capital Funding, Inc.
3.10%, 05/15/26	9,750	9,710
SCANA Corporation
6.25%, 04/01/20	2,274	2,274
Sempra Energy
3.25%, 06/15/27	3,630	3,524
3.40%, 02/01/28	1,550	1,553
Southern California Edison Company
2.40%, 02/01/22	685	683
3.70%, 08/01/25	735	758
2.25%, 06/01/30	725	675
5.55%, 01/15/37	500	580
3.65%, 02/01/50 (a)	225	219
The Brooklyn Union Gas Company
3.41%, 03/10/26 (f)	2,215	2,268
The Cleveland Electric Illuminating Company
3.50%, 04/01/28 (f)	9,400	9,958
The Southern Company
2.75%, 06/15/20	4,000	3,997
2.95%, 07/01/23	2,820	2,811
4.40%, 07/01/46	4,845	5,012
		123,815
Health Care 1.4%
AbbVie Inc.
4.05%, 11/21/39 (f)	2,110	2,202
4.45%, 05/14/46 (a)	1,575	1,706
Aetna Inc.
2.80%, 06/15/23	3,340	3,307
Allergan Funding SCS
3.45%, 03/15/22	3,525	3,515
3.80%, 03/15/25	3,150	3,243
4.85%, 06/15/44	1,750	1,898
Amgen Inc.
2.65%, 05/11/22	10,965	11,098
Anthem, Inc.
3.70%, 08/15/21	1,000	1,013
3.30%, 01/15/23	3,675	3,705
4.10%, 03/01/28 (a)	1,370	1,476
4.65%, 08/15/44	2,200	2,432
4.38%, 12/01/47	715	765
Biogen Inc.
2.90%, 09/15/20	2,245	2,251

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Bristol-Myers Squibb Company
3.55%, 08/15/22 (f)	1,265	1,317
Cigna Holding Company
4.38%, 10/15/28	3,635	3,908
2.40%, 03/15/30	2,095	1,969
CommonSpirit Health
2.95%, 11/01/22	3,131	3,111
4.20%, 08/01/23 (a)	5,150	5,259
4.35%, 11/01/42	1,575	1,550
4.19%, 10/01/49	880	821
Cottage Health
3.30%, 11/01/49	1,270	1,277
CVS Health Corporation
4.00%, 12/05/23 (a)	2,680	2,797
4.10%, 03/25/25	9,090	9,566
4.88%, 07/20/35	1,135	1,277
5.13%, 07/20/45	2,475	2,842
Dignity Health
3.81%, 11/01/24	1,703	1,794
4.50%, 11/01/42	4,186	4,574
Forest Laboratories, LLC
4.88%, 02/15/21 (f)	179	183
5.00%, 12/15/21 (f)	1,475	1,509
Gilead Sciences, Inc.
2.55%, 09/01/20	1,120	1,124
HCA Inc.
5.25%, 06/15/49	1,675	1,789
Humana Inc.
2.90%, 12/15/22	5,515	5,450
Merck & Co., Inc.
2.80%, 05/18/23	940	983
4.15%, 05/18/43	630	779
Mercy Health
3.56%, 08/01/27	4,070	4,398
The Toledo Hospital
5.33%, 11/15/28	4,045	4,464
5.75%, 11/15/38	1,515	1,707
UnitedHealth Group Incorporated
3.88%, 10/15/20	600	600
2.88%, 03/15/22 (a)	70	72
3.35%, 07/15/22	1,090	1,125
3.75%, 07/15/25	1,820	1,972
		106,828
Communication Services 1.1%
AT&T Inc.
3.95%, 01/15/25 (a)	160	169
3.60%, 07/15/25	8,175	8,512
4.13%, 02/17/26	3,300	3,516
Comcast Corporation
3.95%, 10/15/25	4,345	4,766
5.65%, 06/15/35	165	219
4.40%, 08/15/35	2,325	2,755
6.50%, 11/15/35	165	239
4.60%, 10/15/38	2,225	2,706
3.97%, 11/01/47	237	275
4.00%, 11/01/49	285	333
Cox Communications, Inc.
3.25%, 12/15/22 (f)	1,950	1,976
4.80%, 02/01/35 (f)	2,695	2,928
6.45%, 12/01/36 (f)	215	254
4.60%, 08/15/47 (f)	400	406
Deutsche Telekom International Finance B.V.
3.60%, 01/19/27 (f)	1,739	1,758
4.38%, 06/21/28 (f)	4,252	4,655
Fox Corporation
4.03%, 01/25/24	1,435	1,491
Orange SA
9.00%, 03/01/31 (a) (h)	2,700	4,094
Sky Limited
3.75%, 09/16/24 (f)	4,090	4,317
Spectrum Management Holding Company, LLC
6.55%, 05/01/37	435	498
7.30%, 07/01/38	285	351
6.75%, 06/15/39	285	324
Sprint Spectrum Co LLC
4.74%, 03/20/25 (f)	8,560	8,661
Telefonica Emisiones, S.A.U.
5.21%, 03/08/47	3,720	4,197
5.52%, 03/01/49	1,360	1,624
The Walt Disney Company
4.50%, 02/15/21	850	871
3.00%, 09/15/22	750	773
4.00%, 10/01/23	3,320	3,547
Time Warner Cable Enterprises LLC
8.38%, 03/15/23	195	217
Verizon Communications Inc.
2.95%, 03/15/22 (a)	875	893
4.81%, 03/15/39	374	462
4.75%, 11/01/41	265	326
4.86%, 08/21/46	692	904
4.52%, 09/15/48	6,125	7,737
Viacom Inc.
4.25%, 09/01/23	4,650	4,742
		81,496
Energy 0.9%
Aker BP ASA
3.75%, 01/15/30 (a) (f)	7,015	5,199
BG Energy Capital PLC
4.00%, 10/15/21 (f)	1,850	1,858
BP Capital Markets America Inc.
3.25%, 05/06/22	1,000	1,015
BP Capital Markets P.L.C.
2.50%, 11/06/22	600	594
Cimarex Energy Co.
4.38%, 06/01/24 (a)	8,476	6,579
El Paso Pipeline Partners, L.P.
4.30%, 05/01/24	682	684
Energy Transfer LP
7.60%, 02/01/24	1,030	1,006
5.00%, 05/15/50	575	444
Enterprise Products Operating LLC
3.70%, 01/31/51	950	835
3.95%, 01/31/60	650	545
EQM Midstream Partners, LP
4.75%, 07/15/23	4,237	3,066
Equinor ASA
2.90%, 11/08/20	1,945	1,945
3.70%, 03/01/24	50	52
Hess Corporation
7.30%, 08/15/31	4,890	3,738
Kinder Morgan Energy Partners, L.P.
5.30%, 09/15/20	1,675	1,661
Occidental Petroleum Corporation
4.85%, 03/15/21	2,568	2,152
7.50%, 05/01/31	822	428
Phillips 66 Partners LP
3.61%, 02/15/25	3,540	3,356
3.75%, 03/01/28	6,850	6,381
Regency Energy Partners LP
5.88%, 03/01/22	1,026	973
Saudi Arabian Oil Company
3.50%, 04/16/29 (f)	3,395	3,361
Schlumberger Holdings Corporation
3.90%, 05/17/28 (f)	1,659	1,543
Sunoco Logistics Partners Operations L.P.
4.40%, 04/01/21	910	902
3.90%, 07/15/26	3,470	2,886
5.35%, 05/15/45	4,750	3,732
Tennessee Gas Pipeline Company, L.L.C.
2.90%, 03/01/30 (f)	7,665	6,424
TransCanada PipeLines Limited
3.80%, 10/01/20	975	984
Western Midstream Operating, LP
4.00%, 07/01/22	4,950	3,211
4.05%, 02/01/30 (i)	4,910	2,074
		67,628

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Consumer Staples 0.9%
Altria Group, Inc.
4.75%, 05/05/21	548	555
5.80%, 02/14/39	2,085	2,284
4.50%, 05/02/43	745	702
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	3,000	3,150
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	194	195
3.50%, 01/12/24	5,425	5,652
4.75%, 01/23/29	8,430	9,232
4.38%, 04/15/38	1,050	1,076
4.95%, 01/15/42	200	218
3.75%, 07/15/42	820	775
4.60%, 04/15/48	2,280	2,420
BAT Capital Corp.
3.56%, 08/15/27	15,925	15,211
Conagra Brands, Inc.
4.60%, 11/01/25	1,760	1,864
Danone
2.95%, 11/02/26 (f)	4,795	4,799
Molson Coors Beverage Company
3.00%, 07/15/26	8,150	7,687
Philip Morris International Inc.
4.88%, 11/15/43	430	504
Sigma Alimentos, S.A. de C.V.
4.13%, 05/02/26 (f)	2,620	2,437
Sysco Corporation
6.60%, 04/01/50 (i)	3,990	4,332
The Kroger Co.
3.30%, 01/15/21	745	752
3.85%, 08/01/23	1,830	1,909
4.00%, 02/01/24	1,775	1,861
		67,615
Industrials 0.9%
Bae Systems Holdings Inc.
3.85%, 12/15/25 (f)	4,240	4,515
Carrier Global Corporation
2.72%, 02/15/30 (f)	1,253	1,138
FedEx Corporation
4.10%, 02/01/45	665	581
4.75%, 11/15/45	1,821	1,752
4.55%, 04/01/46	913	859
4.95%, 10/17/48 (a)	1,720	1,685
General Electric Capital Corporation
5.55%, 05/04/20	473	475
Lockheed Martin Corporation
2.50%, 11/23/20	810	812
4.85%, 09/15/41	955	1,042
4.07%, 12/15/42	2,000	2,340
Otis Worldwide Corporation
2.57%, 02/15/30 (f)	625	605
3.11%, 02/15/40 (f)	1,385	1,302
3.36%, 02/15/50 (a) (f)	2,425	2,320
Penske Truck Leasing Co., L.P.
3.20%, 07/15/20 (f)	2,880	2,894
3.38%, 02/01/22 (f)	2,200	2,219
2.70%, 11/01/24 (f)	1,545	1,498
3.95%, 03/10/25 (f)	10,090	10,411
Siemens Financieringsmaatschappij N.V.
3.13%, 03/16/24 (f)	4,250	4,348
The Boeing Company
2.70%, 02/01/27	2,205	2,031
3.25%, 03/01/28	3,990	3,746
3.45%, 11/01/28	1,695	1,594
2.95%, 02/01/30 (a)	1,290	1,196
Union Pacific Corporation
3.25%, 02/05/50	3,525	3,431
3.75%, 02/05/70	1,845	1,888
United Technologies Corporation
3.95%, 08/16/25	2,545	2,763
4.13%, 11/16/28	8,925	9,901
		67,346
Information Technology 0.3%
Apple Inc.
3.00%, 02/09/24	1,765	1,866
3.25%, 02/23/26	1,106	1,204
Broadcom Corporation
3.63%, 01/15/24 (a)	6,845	6,756
Broadcom Inc.
4.25%, 04/15/26 (f)	455	461
Fiserv, Inc.
3.20%, 07/01/26	3,055	3,133
Microchip Technology Incorporated
3.92%, 06/01/21	3,015	2,971
Microsoft Corporation
2.88%, 02/06/24	4,745	5,056
2.40%, 08/08/26	1,145	1,214
3.70%, 08/08/46	1,500	1,782
		24,443
Real Estate 0.3%
American Tower Corporation
3.45%, 09/15/21	4,000	4,020
5.00%, 02/15/24	410	430
Brandywine Operating Partnership, L.P.
3.95%, 11/15/27	6,015	5,821
Healthpeak Properties, Inc.
4.00%, 06/01/25	4,670	4,683
3.00%, 01/15/30	3,730	3,614
Simon Property Group, L.P.
2.45%, 09/13/29	3,055	2,839
		21,407
Materials 0.2%
CNAC (Hk) Synbridge Company Limited
5.00%, 05/05/20	9,375	9,402
Glencore Finance (Canada) Limited
4.25%, 10/25/22 (f) (h)	4,300	4,123
		13,525
Consumer Discretionary 0.2%
Alibaba Group Holding Limited
3.40%, 12/06/27	3,245	3,422
Amazon.com, Inc.
2.50%, 11/29/22 (a)	1,265	1,306
4.80%, 12/05/34	1,000	1,290
AutoZone, Inc.
3.25%, 04/15/25	3,000	2,992
Lowe`s Companies, Inc.
4.55%, 04/05/49	990	1,122
McDonald's Corporation
3.63%, 09/01/49	1,475	1,478
		11,610
Total Corporate Bonds And Notes (cost $976,580)		968,833
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 3.8%
AASET Trust
Series 2019-A-1, 3.84%, 05/15/26	1,065	802
AASET US Ltd
Series 2018-A-2A, 4.45%, 11/16/25 (h)	4,231	3,359
Angel Oak Mortgage Trust
Series 2019-A1-6, 2.62%, 12/25/23	2,593	2,498
Series 2019-A1-4, REMIC, 2.99%, 08/25/23	2,490	2,407
Angel Oak Mortgage Trust I, LLC
Series 2017-A1-3, 2.71%, 11/25/21 (e)	408	393
Series 2018-A1-3, REMIC, 3.65%, 09/25/22 (e)	4,109	4,000
Series 2019-A1-2, REMIC, 3.63%, 04/25/23 (e)	3,522	3,454
Ares XXIX CLO Ltd
Series 2014-A1R-1A, 3.03%, (3M USD LIBOR + 1.19%), 04/17/26 (e)	425	421
ARI Fleet Lease Trust
Series 2018-A2-B, 3.22%, 10/15/21	1,808	1,797
Series 2017-A2-A, 1.91%, 04/15/26	78	77
Series 2018-A2-A, 2.55%, 10/15/26	825	813
Atlas Senior Loan Fund Ltd
Series 2017-A-8A, 3.14%, (3M USD LIBOR + 1.30%), 01/16/30 (e)	7,830	7,477

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Atlas Senior Loan Fund X Ltd
Series 2018-A-10A, 2.92%, (3M USD LIBOR + 1.09%), 01/15/31 (e)	1,380	1,299
Avery Point IV CLO, Limited
Series 2014-AR-1A, 2.89%, (3M USD LIBOR + 1.10%), 04/27/26 (e)	627	621
Series 2014-BR-1A, 3.39%, (3M USD LIBOR + 1.60%), 04/27/26 (e)	4,930	4,900
BA Master Credit Card Trust II
Series 2018-A-1A, 1.41%, (1M USD LIBOR + 0.49%), 01/23/23 (e)	7,450	6,442
BAMLL Commercial Mortgage Securities Trust
Series 2018-A-PARK, 4.09%, 08/10/28	3,210	3,373
Banc of America Alternative Loan Trust
Series 2015-A4-UBS7, REMIC, 3.71%, 09/17/25	1,145	1,202
Bayview Koitere Fund Trust
Series 2017-A-RT4, 3.50%, 07/28/57 (e)	2,530	2,517
Series 2017-A-SPL3, REMIC, 4.00%, 11/28/53 (e)	1,203	1,209
Bayview Opportunity Master Fund IVa Trust
Series 2017-A-SPL5, 3.50%, 07/28/57 (e)	1,690	1,681
Series 2017-A-SPL1, REMIC, 4.00%, 10/28/64 (e)	1,614	1,622
Bayview Opportunity Master Fund IVb Trust
Series 2017-A-SPL4, 3.50%, 01/28/55 (e)	1,215	1,209
BlueMountain CLO Ltd
Series 2012-BR2-2A, 3.14%, (3M USD LIBOR + 1.45%), 11/20/28 (e)	4,820	4,522
Canadian Pacer Auto Receivables Trust
Series 2018-A2A-2A, 3.00%, 07/19/20	312	311
Series 2017-A3-1A, 2.05%, 03/19/21 (f)	159	159
Series 2018-A3-2A, 3.27%, 12/19/21	395	391
Castlelake Aircraft Structured Trust
Series 2019-A-1A, 3.97%, 04/15/26	2,157	1,509
CD Mortgage Trust
Series 2017-A4-CD4, REMIC, 3.51%, 04/12/27	2,790	3,014
Cent CLO
Series 2018-A1-27A, 2.94%, (3M USD LIBOR + 1.15%), 10/25/28 (e)	930	899
Cent CLO 24 Limited
Series 2015-A2R-24A, 3.48%, (3M USD LIBOR + 1.65%), 10/15/26 (e)	2,185	2,051
Chesapeake Funding II LLC
Series 2017-A2-2A, 1.15%, (1M USD LIBOR + 0.45%), 10/15/20 (e)	708	689
Series 2017-A1-2A, 1.99%, 10/15/20	1,038	1,010
Series 2017-A1-3A, 1.91%, 01/15/21	1,149	1,121
Series 2018-A1-2A, 3.23%, 12/15/21	2,236	2,225
Cloud Pass-Through Trust
Series 2019-CLOU-1A, 3.55%, 12/05/22 (e)	2,126	2,135
COLT Mortgage Loan Trust
Series 2019-A1-2, 3.34%, 05/25/49	816	779
Series 2020-A1-1, 2.49%, 02/25/50 (e)	3,727	3,455
Series 2018-A1-3, REMIC, 3.69%, 10/26/48	913	885
COMM Mortgage Trust
Series 2012-A4-CR2, REMIC, 3.15%, 07/15/22	885	896
CSAIL Commercial Mortgage Trust
Series 2015-A4-C3, REMIC, 3.72%, 08/15/48	5,300	5,486
CSMC
Series 2017-A-LSTK, REMIC, 2.76%, 04/07/21	6,105	6,126
Daimler Trucks Retail Trust
Series 2019-A2-1, 2.77%, 04/15/21	918	897
DB Master Finance LLC
Series 2019-A2I-1A, 3.79%, 02/20/24	1,236	1,169
Series 2019-A2II-1A, 4.02%, 05/20/26	1,102	1,021
Deephaven Residential Mortgage Trust
Series 2018-A1-1A, 2.98%, 02/25/22 (e)	929	893
Series 2017-A1-3A, REMIC, 2.58%, 11/25/21 (e)	458	440
Series 2017-A1-2A, REMIC, 2.45%, 10/25/22 (e)	583	559
Series 2019-A1-2A, REMIC, 3.56%, 05/25/23	874	837
Series 2017-A1-1A, REMIC, 2.72%, 10/27/25 (e)	202	195
DLL LLC
Series 2019-A2-DA1, 2.79%, 11/20/20	3,220	3,143
Enterprise Fleet Financing, LLC
Series 2017-A2-3, 2.13%, 08/20/20	771	757
Series 2018-A2-1, 2.87%, 02/20/21 (f)	1,551	1,513
Series 2018-A2-3, 3.38%, 10/20/21	3,053	2,997
Series 2017-A2-1, 2.13%, 07/20/22	18	18
Series 2017-A2-2, 1.97%, 01/20/23	226	226
Series 2019-A2-3, 2.06%, 02/20/23	1,980	1,900
Series 2019-A2-2, 2.29%, 02/20/23	4,905	4,884
Exeter Automobile Receivables Trust
Series 2019-A-3A, 2.59%, 09/15/20	566	562
Series 2019-A-4A, 2.18%, 04/15/21	2,072	2,044
First Investors Auto Owner Trust
Series 2017-A2-3A, 2.41%, 12/15/22	895	878
First National Master Note Trust
Series 2018-A-1, 1.16%, (1M USD LIBOR + 0.46%), 10/15/21 (e)	7,680	7,253
Ford Credit Floorplan Master Owner Trust
Series 2019-A-4, 2.44%, 09/15/24	2,080	1,995
FREMF Mortgage Trust
Series 2013-B-K713, REMIC, 3.49%, 04/25/20 (e)	150	150
Series 2010-B-K7, REMIC, 5.56%, 04/25/20 (e)	402	402
Series 2013-B-K24, REMIC, 3.50%, 09/25/22 (e)	730	691
Series 2017-B-K725, REMIC, 3.88%, 02/25/24 (e)	725	645
Series 2015-B-K44, REMIC, 3.68%, 01/25/25 (e)	1,300	1,156
Series 2015-B-K46, REMIC, 3.69%, 03/25/25 (e)	720	611
Series 2015-B-K50, REMIC, 3.78%, 08/25/25 (e)	910	796
Series 2018-B-K733, REMIC, 4.08%, 09/25/25 (e)	4,015	3,641
Series 2016-B-K55, REMIC, 4.16%, 04/25/26 (e)	1,165	1,023
Series 2019-B-K99, REMIC, 3.77%, 09/25/29 (e)	3,625	2,775
Series 2020-B-K104, REMIC, 3.54%, 01/25/30 (e)	3,660	3,761
Galaxy XXIII CLO Ltd
Series 2017-A-23A, 3.08%, (3M USD LIBOR + 1.28%), 04/24/29 (e)	1,540	1,481
GreatAmerica Financial Services Corporation
Series 2018-A3-1, 2.60%, 06/15/21	997	985
Series 2017-A4-1, 2.36%, 01/20/23	1,879	1,851
Series 2018-A4-1, 2.83%, 06/17/24	1,414	1,375
GS Mortgage Securities Trust
Series 2016-A4-GS3, REMIC, 2.85%, 09/14/26	4,000	4,017
GTP Acquisition Partners I, LLC
Series 2015-A-1, 2.35%, 06/15/20	1,145	1,153
Hertz Fleet Lease Funding LP
Series 2019-A2-1, 2.70%, 07/10/22	6,137	6,103
Horizon Aircraft Finance I Limited
Series 2018-A-1, 4.46%, 12/15/25	222	163
Horizon Aircraft Finance II Limited
Series 2019-A-1, 3.72%, 07/15/26	825	577
Horizon Aircraft Finance III Limited
Series 2019-A-2, 3.43%, 11/15/26 (f)	1,435	1,004
KKR CLO 16 Ltd
Series A1R-16, 3.07%, (3M USD LIBOR + 1.25%), 01/20/29 (e)	3,690	3,548
Mach 1 Cayman Limited
Series 2019-A-1, 3.47%, 08/17/26 (f)	1,016	710
Madison Park Funding XI, Ltd.
Series 2013-AR-11A, 2.97%, (3M USD LIBOR + 1.16%), 07/23/29 (e) (f)	3,300	3,195
Madison Park Funding XII, Ltd.
Series 2014-AR-12A, 3.08%, (3M USD LIBOR + 1.26%), 07/20/26 (e)	549	543
Madison Park Funding XVIII, Ltd.
Series 2015-A1R-18A, 3.01%, (3M USD LIBOR + 1.19%), 10/21/30 (e)	6,530	6,232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
Magnetite VII Ltd
Series 2012-A1R2-7A, 2.63%, (3M USD LIBOR + 0.80%), 01/18/28 (e)	4,265	4,098
Magnetite XVIII, Limited
Series 2016-BR-18A, 3.19%, (3M USD LIBOR + 1.50%), 11/15/28 (e)	6,315	5,895
MAPS Ltd
Series 2019-A-1A, 4.46%, 03/15/26	511	373
Metlife Securitization Trust
Series 2017-A-1A, REMIC, 3.00%, 06/25/26 (e)	1,841	1,788
Mill City Mortgage Loan Trust
Series 2017-A1-3, 2.75%, 03/25/24 (e)	1,880	1,875
Series 2016-A1-1, REMIC, 2.50%, 07/25/23	412	409
MMAF Equipment Finance LLC
Series 2017-A3-B, 2.21%, 10/17/22	1,245	1,216
Series 2019-A3-B, 2.01%, 12/12/24	3,450	3,427
Series 2016-A5-AA, 2.21%, 12/15/32	1,865	1,853
New Residential Mortgage Loan Trust
Series 2017-A1-3A, REMIC, 4.00%, 04/25/57 (e)	2,173	2,148
Octagon Investment Partners 30, Ltd.
Series 2017-A1-1A, 3.14%, (3M USD LIBOR + 1.32%), 03/17/30 (e)	2,025	1,923
OneMain Direct Auto Receivables Trust
Series 2018-A-1A, 3.43%, 12/16/24	6,585	6,568
OneMain Financial Issuance Trust
Series 2017-A1-1A, 2.37%, 04/14/21	894	878
Series 2016-A-1A, 3.66%, 02/20/29	13	13
Santander Retail Auto Lease Trust
Series 2019-A2-A, REMIC, 2.72%, 04/20/21	1,242	1,225
Series 2019-A3-B, REMIC, 2.30%, 03/20/22	905	888
SBA Towers, LLC
Series 2015-C-1, 3.16%, 10/15/20	2,045	2,068
Series 2016-C-1, 2.88%, 07/15/21 (f)	2,130	2,141
Series 2017-C-1, 3.17%, 04/15/22 (f)	1,725	1,786
Series 2018-C-1, 3.45%, 03/15/23 (f)	2,595	2,712
Series 2019-1C-1, 2.84%, 01/15/25	1,930	1,965
Securitized Term Auto Receivables Trust
Series 2017-A3-2A, 2.04%, 04/26/21	253	247
Series 2018-A3-2A, 3.33%, 10/25/21	10,650	10,598
Seneca Park CLO, Ltd.
Series 2014-AR-1A, 2.96%, (3M USD LIBOR + 1.12%), 07/17/26 (e)	300	298
SFAVE Commercial Mortgage Securities Trust
Series 2015-A2B-5AVE, REMIC, 4.14%, 01/08/35	3,560	3,327
Shackleton CLO Ltd
Series 2015-A1R-8A, 2.75%, (3M USD LIBOR + 0.92%), 10/20/27 (e)	5,625	5,349
SoFi Consumer Loan Program Trust
Series 2018-A-4, 3.54%, 12/25/21	2,567	2,565
Sound Point CLO, Ltd.
Series 2013-A1-2RA, 2.78%, (3M USD LIBOR + 0.95%), 04/16/29 (e) (f)	5,400	5,079
Springleaf Funding Trust
Series 2015-A-BA, 3.48%, 07/15/21	1,160	1,168
Series 2016-A-AA, 2.90%, 11/15/29	241	238
Start III LTD
Series 2019-A-2, 3.54%, 11/15/26 (f)	1,080	756
START Ireland
Series 2019-A-1, 4.09%, 03/15/26	1,490	1,043
Symphony CLO XIV, Ltd.
Series 2014-AR-14A, 2.79%, (3M USD LIBOR + 0.95%), 07/14/26 (e)	1,799	1,742
Thacher Park CLO Ltd
Series 2014-AR-1A, 2.98%, (3M USD LIBOR + 1.16%), 10/20/26 (e)	406	401
Towd Point Mortgage Trust
Series 2016-A1-3, REMIC, 2.25%, 09/25/22 (e)	972	963
Series 2017-A1-2, REMIC, 2.75%, 01/25/23 (e)	651	649
Series 2017-A1-1, REMIC, 2.75%, 07/25/23 (e)	2,184	2,180
Series 2018-A1-1, REMIC, 3.00%, 05/25/24 (e)	1,389	1,393
Series 2017-A1-4, REMIC, 2.75%, 02/25/25 (e)	3,034	3,027
Trillium Credit Card Trust II
Series 2018-A-2A, 1.27%, (1M USD LIBOR + 0.35%), 09/28/20 (e)	4,000	3,948
United Airlines Pass Through Trust
Series 2018-B-1, 4.60%, 03/01/26	540	471
United Airlines, Inc.
Series 2007-A-1, 5.98%, 10/19/23	181	180
Vantage Data Centers Issuer, LLC
Series 2018-A2-1A, 4.07%, 02/15/23	2,805	2,742
Series 2019-A2-1A, 3.19%, 07/15/24	1,491	1,406
Verus Securitization Trust
Series 2019-A1-2, REMIC, 3.21%, 05/25/59 (e) (h)	2,375	2,303
Volvo Financial Equipment LLC
Series 2017-A3-1A, 1.92%, 03/15/21	142	142
Voya CLO Ltd
Series 2014-AAR2-1A, 2.81%, (3M USD LIBOR + 0.99%), 04/18/31 (e)	865	819
Wells Fargo Commercial Mortgage Trust
Series 2017-A5-C38, 3.45%, 06/17/27	5,400	5,588
Series 2015-A5-NXS1, REMIC, 3.15%, 04/17/25	1,885	1,920
Westlake Automobile Receivables Trust
Series 2019-A2-3A, 2.15%, 06/15/21	3,005	2,975
Series 2018-A2A-3A, 2.98%, 01/18/22	952	938
Wheels SPV 2, LLC
Series 2017-A2-1A, 1.88%, 04/20/26	12	12
Total Non-U.S. Government Agency Asset-Backed Securities (cost $296,345)		283,721
SHORT TERM INVESTMENTS 3.4%
Investment Companies 2.3%
JNL Government Money Market Fund - Institutional Class, 0.23% (j) (k)	171,410	171,410
Securities Lending Collateral 1.1%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (j) (k)	82,435	82,435
Total Short Term Investments (cost $253,845)		253,845
Total Investments 101.3% (cost $7,211,257)		7,552,837
Total Forward Sales Commitments 0.0% (proceeds $1,181)		(1,183)
Other Derivative Instruments 0.0%		65
Other Assets and Liabilities, Net (1.3)%		(98,228)
Total Net Assets 100.0%		7,453,491

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $61,340.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $336,402 and 4.5% of the Fund.

(g) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(i) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(j) Investment in affiliate.

(k) Yield changes daily to reflect current market conditions. Rate was the quoted yield

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

as of March 31, 2020.

	Shares/Par[1]	Value ($)
FORWARD SALES COMMITMENTS (0.0%)
GOVERNMENT AND AGENCY OBLIGATIONS (0.0%)
Mortgage-Backed Securities (0.0%)
Federal National Mortgage Association, Inc.
TBA, 4.50%, 04/15/48 (a)	(1,100)	(1,183)
Total Government And Agency Obligations (proceeds $1,181)		(1,183)
Total Forward Sales Commitments (0.0%) (proceeds $1,181)		(1,183)

(a) All or a portion of the security was sold on a delayed delivery basis. As of March 31, 2020, the total proceeds for investments sold on a delayed delivery basis was $1,181.

JNL/WMC Balanced Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Discover Bank, 4.20%, 08/08/23	11/30/16	3,627	3,700	—

JNL/WMC Balanced Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
INTERCONTINENTAL EXCHANGE (Q)	1.00	06/20/25	28,280	192	80	(520)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Government Money Market Fund
GOVERNMENT AND AGENCY OBLIGATIONS 46.7%
Discount Notes 19.7%
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.82%, 07/31/20 (a) (b)	1,120	1,113
1.82%, 08/11/20 (a) (b)	1,872	1,860
Federal Home Loan Banks Office of Finance
1.57%, 04/15/20 (a) (b)	27,000	26,984
1.55%, 04/17/20 (a) (b)	18,875	18,862
0.70%, 04/24/20 (a) (b)	13,631	13,625
1.06%, 04/29/20 (a) (b)	61,269	61,207
1.57%, 05/06/20 (a) (b)	15,555	15,531
0.12%, 05/12/20 (a) (b)	103,715	103,701
1.56%, 05/13/20 (a) (b)	21,000	20,962
1.56%, 05/20/20 (a) (b)	32,749	32,679
1.01%, 06/03/20 (a) (b)	33,183	33,124
0.17%, 06/24/20 (a) (b)	79,000	78,969
1.55%, 07/22/20 (a) (b)	3,900	3,881
0.06%, 09/25/20 (a) (b)	63,900	63,881
0.40%, 03/09/21 (a) (b)	39,482	39,332
		515,711
U.S. Government Agency Obligations 18.6%
Council of Federal Home Loan Banks
0.03%, (SOFR + 0.03%), 04/22/20 (b) (c)	8,050	8,050
0.03%, (SOFR + 0.02%), 05/22/20 - 08/19/20 (b) (c)	67,465	67,465
0.04%, (SOFR + 0.03%), 07/17/20 - 11/06/20 (b) (c)	28,560	28,560
0.05%, (SOFR + 0.04%), 05/08/20 - 08/25/20 (b) (c)	50,760	50,760
0.06%, (SOFR + 0.05%), 01/22/21 - 01/28/21 (b) (c)	16,895	16,895
0.08%, (SOFR + 0.08%), 07/23/21 (b) (c)	3,900	3,900
Farm Credit Banks Consolidated Systemwide Bonds and Discount Notes
1.56%, (3M USD LIBOR + -0.25%), 04/23/20 (b) (c)	5,500	5,500
0.54%, (3M USD LIBOR + -0.20%), 06/15/20 (b) (c)	2,500	2,500
1.01%, (1M USD LIBOR + 0.07%), 12/28/20 (b) (c)	2,000	2,001
0.25%, (SOFR + 0.24%), 07/07/21 (b) (c)	58,500	58,500
Federal Farm Credit Banks Funding Corporation
0.73%, (1M USD LIBOR + 0.01%), 12/11/20 (b) (c)	2,149	2,149
0.08%, (3M US Treasury Bill + 0.16%), 01/19/21 (b) (c)	7,750	7,750
1.66%, (1M USD LIBOR + 0.08%), 02/01/21 (b) (c)	13,300	13,300
1.63%, (1M USD LIBOR + 0.05%), 03/01/21 (b) (c)	10,150	10,150
0.11%, (SOFR + 0.10%), 05/07/21 (b) (c)	1,325	1,325
Federal Home Loan Banks Office of Finance
1.52%, (3M USD LIBOR + -0.23%), 05/04/20 (b) (c)	2,850	2,850
0.74%, (1M USD LIBOR + -0.06%), 08/13/20 (b) (c)	33,500	33,500
1.64%, (3M USD LIBOR + -0.12%), 11/03/20 (b) (c)	12,750	12,752
1.65%, (3M USD LIBOR + -0.20%), 11/16/20 (b) (c)	20,000	20,000
0.76%, (1M USD LIBOR + -0.04%), 12/17/20 (b) (c)	54,000	54,000
0.75%, (3M USD LIBOR + -0.14%), 12/18/20 (b) (c)	13,300	13,302
1.77%, (3M USD LIBOR + -0.14%), 01/04/21 (b) (c)	9,900	9,901
1.70%, (3M USD LIBOR + -0.17%), 01/08/21 (b) (c)	19,100	19,100
1.64%, (3M USD LIBOR + -0.17%), 01/22/21 (b) (c)	12,400	12,400
0.68%, (3M USD LIBOR + -0.10%), 09/13/21 (b) (c)	2,675	2,673
Federal National Mortgage Association, Inc.
0.08%, (SOFR + 0.08%), 10/30/20 (b) (c)	10,920	10,920
2.88%, 10/30/20 (b)	16,725	16,843
		487,046
U.S. Treasury Note 4.8%
Treasury, United States Department of
0.12%, (3M US Treasury Bill + 0.03%), 04/30/20 (c)	34,375	34,372
0.20%, (3M US Treasury Bill + 0.12%), 01/31/21 (c)	66,000	65,986
0.22%, (3M US Treasury Bill + 0.14%), 04/30/21 (c)	12,500	12,500
0.39%, (3M US Treasury Bill + 0.30%), 10/31/21 (c)	11,355	11,386
		124,244
U.S. Treasury Bill 3.6%
Treasury, United States Department of
0.59%, 04/21/20 (a)	30,375	30,349
0.00%, 07/02/20 (a)	64,975	64,961
		95,310
Total Government And Agency Obligations (cost $1,222,311)		1,222,311
REPURCHASE AGREEMENTS 45.1%
Repurchase Agreements (d)		1,180,300
Total Repurchase Agreements (cost $1,180,300)		1,180,300
Total Investments 91.8% (cost $2,402,611)		2,402,611
Other Assets and Liabilities, Net 8.2%		214,924
Total Net Assets 100.0%		2,617,535

(a) The coupon rate represents the yield to maturity.

(b) The security is a direct debt of the agency and not collateralized by mortgages.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented.

(d) For repurchase agreements held at March 31, 2020, see Repurchase Agreements in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Repurchase Agreements
Counter-party	Collateral	Collateral Par[1]	Collateral Value ($)	Rate (%)	Acquisition Date	Maturity Date	Proceeds at Maturity ($)	Par[1]	Value ($)
BNP	Federal Home Loan Mortgage Corporation, 3.00-3.88%, due 01/01/36-03/01/50	18,871	19,961
	Government National Mortgage Association, 3.19-4.00%, due 01/20/43-04/15/61	16,453	17,531
	Federal National Mortgage Association, Inc., 3.00-8.00%, due 09/01/22-12/01/49	48,063	51,248
		83,387	88,740	0.02	03/31/20	04/01/20	87,000	87,000	87,000
BOA	Federal National Mortgage Association, Inc., 0.00-0.11%, due 07/21/20-12/03/21	141,977	141,440
	Federal Home Loan Banks Office of Finance, 0.88%, due 08/24/20	11,965	11,968
		153,942	153,408	0.01	03/31/20	04/01/20	150,400	150,400	150,400
DUB	Treasury, United States Department of, 1.50-1.88%, due 04/30/22-01/15/23	163,512	169,830	0.02	03/31/20	04/01/20	166,500	166,500	166,500
DUB	Treasury, United States Department of, 1.13%, due 02/28/22	4,811	4,896	0.01	03/31/20	04/01/20	4,800	4,800	4,800
GSC	Government National Mortgage Association, 3.00-5.50%, due 11/20/25-08/15/54	240,227	258,012
	Federal National Mortgage Association, Inc., 2.00-7.00%, due 08/01/49-09/01/56	74,619	81,552
	Federal Home Loan Mortgage Corporation, 2.50-5.000%, due 03/01/25-08/01/49	11,417	12,336
		326,263	351,900	0.01	03/31/20	04/01/20	345,000	345,000	345,000
GSC	Federal Home Loan Mortgage Corporation, 3.00-6.00%, due 04/01/36-03/01/50	42,273	45,900	0.03	03/25/20	04/01/20	45,000	45,000	45,000
JPM	Treasury, United States Department of, 1.50-2.00%, due 05/31/21-01/31/27	246,324	255,102	0.01	03/31/20	04/01/20	250,100	250,100	250,100
RBC	Federal National Mortgage Association, Inc., 2.50-5.50%, due 06/01/47-01/01/59	123,820	134,130	0.01	03/31/20	04/01/20	131,500	131,500	131,500
									1,180,300

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	Shares/Par[1]	Value ($)
JNL/WMC Value Fund
COMMON STOCKS 99.0%
Financials 22.9%
American International Group, Inc.	397	9,633
Assurant, Inc.	137	14,307
Bank of America Corporation	1,565	33,233
BlackRock, Inc.	41	18,211
Chubb Limited	142	15,877
Citigroup Inc. (a)	457	19,233
Intact Financial Corporation	132	11,436
JPMorgan Chase & Co.	485	43,698
M&T Bank Corporation	126	12,992
MetLife, Inc.	413	12,631
Progressive Corp.	287	21,166
The Blackstone Group Inc.	304	13,854
The PNC Financial Services Group, Inc.	177	16,925
Truist Financial Corporation	517	15,936
		259,132
Health Care 20.5%
Anthem, Inc.	98	22,344
AstraZeneca PLC - ADR	440	19,657
Becton, Dickinson and Company	72	16,543
Biogen Inc. (b)	32	10,098
Centene Corporation (a) (b)	252	14,966
Eli Lilly & Co.	88	12,167
Medtronic Public Limited Company	328	29,595
Merck & Co., Inc.	200	15,376
Pfizer Inc.	1,198	39,106
Roche Holding AG	57	18,607
UnitedHealth Group Incorporated	82	20,423
Zimmer Biomet Holdings, Inc.	124	12,523
		231,405
Industrials 12.3%
Deere & Company	120	16,543
Fortune Brands Home & Security, Inc.	241	10,410
General Dynamics Corporation	109	14,382
Knight-Swift Transportation Holdings Inc. - Class A (a)	353	11,584
L3Harris Technologies, Inc.	92	16,531
Lockheed Martin Corporation	42	14,313
Nvent Electric Public Limited Company	801	13,512
Trane Technologies Public Limited Company	120	9,871
Union Pacific Corporation	114	16,042
United Technologies Corporation	168	15,839
		139,027
Information Technology 12.3%
Amdocs Limited	282	15,512
Analog Devices, Inc.	171	15,319
Cisco Systems, Inc.	496	19,506
Corning Incorporated	867	17,799
Intel Corporation	757	40,985
KLA-Tencor Corp.	87	12,558
Micron Technology, Inc. (a) (b)	403	16,953
		138,632
Consumer Discretionary 9.1%
Gentex Corp.	570	12,624
Hilton Worldwide Holdings Inc.	151	10,316
Lennar Corporation - Class A	423	16,142
McDonald's Corporation	123	20,272
The Home Depot, Inc.	117	21,918
TJX Cos. Inc.	275	13,152
VF Corp.	155	8,409
		102,833
Utilities 5.7%
Dominion Energy, Inc.	274	19,761
Entergy Corporation	136	12,775
Exelon Corporation	505	18,580
Sempra Energy	122	13,791
		64,907
Real Estate 4.5%
Crown Castle International Corp.	79	11,456
Gaming and Leisure Properties, Inc.	570	15,790
Highwoods Properties Inc.	344	12,195
Host Hotels & Resorts, Inc.	1,082	11,947
		51,388
Materials 4.3%
Celanese Corp. - Class A	243	17,868
FMC Corporation	224	18,267
Sealed Air Corporation	498	12,302
		48,437
Consumer Staples 3.8%
Mondelez International, Inc. - Class A	338	16,949
Sysco Corp.	327	14,944
Unilever N.V. - ADR	219	10,678
		42,571
Communication Services 2.2%
Comcast Corporation - Class A	716	24,605
Energy 1.4%
Concho Resources Inc.	159	6,797
Pioneer Natural Resources Co.	124	8,685
		15,482
Total Common Stocks (cost $1,166,856)		1,118,419
SHORT TERM INVESTMENTS 1.6%
Investment Companies 1.4%
JNL Government Money Market Fund - Institutional Class, 0.23% (c) (d)	15,870	15,870
Securities Lending Collateral 0.2%
JNL Securities Lending Collateral Fund - Institutional Class, 0.25% (c) (d)	2,676	2,676
Total Short Term Investments (cost $18,546)		18,546
Total Investments 100.6% (cost $1,185,402)		1,136,965
Other Assets and Liabilities, Net (0.6)%		(6,686)
Total Net Assets 100.0%		1,130,279

(a) All or a portion of the security was on loan as of March 31, 2020.

(b) Non-income producing security.

(c) Investment in affiliate.

(d) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Currency Abbreviations:

ARS - Argentine Peso	EUR - European Currency Unit (Euro)	NZD - New Zealand Dollar	ZAR - South African Rand
AUD - Australian Dollar	GBP - British Pound	PEN - Peruvian Nuevo Sol
BRL - Brazilian Real	HKD - Hong Kong Dollar	PLN - Polish Zloty
CAD - Canadian Dollar	HUF - Hungarian Forint	RON - Romanian Leu
CLP - Chilean Peso	IDR - Indonesian Rupiah	RUB - Russian Ruble
CNH - Chinese Offshore Yuan	ILS - Israeli New Shekel	SAR - Saudi Riyal
CNY - Chinese Yuan	INR - Indian Rupee	SEK - Swedish Krona
CZK – Czech Republic Korunas	JPY - Japanese Yen	SGD - Singapore Dollar
COP - Colombian Peso	KRW - South Korean Won	THB - Thai Baht
DKK - Danish Krone	MXN - Mexican Peso	TRY - New Turkish Lira
EGP - Egyptian Pound	MYR – Malaysian Ringgit	USD - United States Dollar

Abbreviations:

"-" Amount rounds to less than one thousand or 0.05%	ICE - Intercontinental Exchange
ADR - American Depositary Receipt	ITRAXX - Group of international credit derivative indices monitored by the
ADS - American Depositary Share	International Index Company
BADLAR – Argentina Deposit Rates	JIBAR - South African Johannesburg Interbank Agreed Rate
BTP - debt instrument issued by the Republic of Italy with a term of 2 to 11 years	KOSPI - Korea Composite Stock Price Index
BRAZIBOR - Brazil Interbank Offered Rate	KLIBOR - Kuala Lumpur Interbank Offered Rate
BUBOR - Budapest Interbank Offered Rate	LIBOR - London Interbank Offered Rate
CAPE - Cyclically Adjusted Price Earnings	MBS - Mortgage-Backed Security
CDX.EM - Credit Default Swap Index - Emerging Markets	MEXIBOR - Mexico Interbank Offered Rate
CDX HY - Credit Default Swap Index – High Yield	MICEX - Moscow Interbank Offered Rate
CDX.NA.HY - Credit Default Swap Index - North American - High Yield	MPOR - Moscow Prime Offered Rate
CDX.NA.IG - Credit Default Swap Index - North American - Investment Grade	MSCI - Morgan Stanley Capital International
CLO - Collateralized Loan Obligation	NASDAQ - National Association of Securities Dealers Automated Quotations
CMBX.NA - Commercial Mortgage-backed Securities Index North America	NVDR - Non-Voting Depository Receipt
CORRA - Canadian Overnight Repo Rate Average	NYRS - New York Registered Share
CPURNSA - CPI Urban Consumers Index Non-Seasonally Adjusted	OAO - Russian Open Joint Stock Company
DAX - Deutscher Aktienindex	OAT - Obligations Assimilables du Tresor
DIP - Debtor-in-possession	OIS - Overnight Indexed Swap
EAFE - Europe, Asia and Far East	OMX - Option Market Index
ETF - Exchange Traded Fund	PJSC - Private Joint Stock Co.
Euro BOBL – debt instrument issued by the Federal Republic of Germany with a	REMIC - Real Estate Mortgage Investment Conduit
term of 4.5 to 5.5 years	RTS - Russian Trading System
EURIBOR - Europe Interbank Offered Rate	RBOB - Reformulated Blendstock for Oxygenate Blending
Euro Bund - debt instrument issued by the Federal Republic of Germany with a	REIT - Real Estate Investment Trust
term of 8.5 to 10.5 years	S&P - Standard & Poor's
Euro Buxl - debt instrument issued by the Federal Republic of Germany with a	SOFR – Secured Overnight Financing Rates
term of 24 to 35 years	SONIA - Sterling Overnight Index Average
Euro OAT - debt instrument issued by the Republic of Italy with a	SPDR - Standard & Poor's Depositary Receipt
term of 8.5 to 10.5 years	TBA - To be Announced (Securities purchased on a delayed delivery basis)
Euro Schatz – debt instrument issued by the Federal Republic of Germany with a	TBD - To Be Determined
term of 1.75 to 2.25 years	TELBOR - Tel Aviv Interbank of Japan
FDR - Fiduciary Depositary Receipt	UFJ - United Financial of Japan
FKU – First Trust United Kingdom AlphaDEX ® Fund	US - United States
FTSE – Financial Times ad the London Stock Exchange	WIBOR - Poland Warsaw Interbank Offered Rate
HIBOR - Hing Kong Interbank Offered Rate	WTI - West Texas Intermediate

Counterparty Abbreviations:

ANZ - ANZ Banking Group LTD.	CSI - Credit Suisse Securities, LLC	NSI - Normura Securities International Inc
BBH - Brown Brothers Harriman & Co.	DUB - Deutsche Bank AG.	RBC - Royal Bank of Canada
BCL - Barclays Capital Inc.	GSC - Goldman Sachs & Co.	SGB - Standard Chartered Bank
BNP - BNP Paribas Securities	HSB - HSBC Securities Inc.	SIC - Standard Investment Chartered Inc.
BOA - Bancamerica Securities/Bank of America NA	JPM - J.P. Morgan Securities Inc.	SSB - State Street Brokerage Services, Inc.
CGM - Citigroup Global Markets	MBL - Macquarie Bank Limited	TDB - Toronto -Dominion Bank
CIB - Canadian Imperial Bank of Commerce	MLP - Merrill Lynch Professional Clearing Corp.	UBS - UBS Securities, LLC
CIT - Citibank, Inc	MSC - Morgan Stanley & Co. Inc.

1Rounded par and notional amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts or unrounded notional. Futures and contracts for difference are quoted in unrounded contracts.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

2The frequency of periodic payments received or paid by the Fund are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

3If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

4If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

5Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

6The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

7The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

8If the Fund is a buyer of protection, the Fund pays the fixed rate. If the Fund is a seller of protection, the Fund receives the fixed rate.

9Total return swap agreements where the reference entity is a futures contract do not pay/receive periodic interest payments.

10Swaptions are illiquid investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Short Term Investments in Affiliates

Certain Funds invested in a money market fund which is managed by Jackson National Asset Management, LLC ("JNAM" or "Adviser"). The JNL Government Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public. JNAM serves as the Adviser and Administrator for the JNL Government Money Market Fund. The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Government Reserve Fund, which is an affiliate of the Funds' Sub-Adviser, as a cash management tool. There was no realized or unrealized gain or loss relating to transactions in these investments during the period ended March 31, 2020. The following table details the investments held during the period ended March 31, 2020.

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL Multi-Manager Alternative Fund	282,107	270,876	385,797	721	167,186	15.5
JNL Multi-Manager International Small Cap Fund	3,584	30,892	30,805	20	3,671	1.7
JNL Multi-Manager Mid Cap Fund	19,255	70,415	71,030	64	18,640	2.1
JNL Multi-Manager Small Cap Growth Fund	70,379	292,891	282,312	254	80,958	4.5
JNL Multi-Manager Small Cap Value Fund	44,017	162,016	153,094	166	52,939	7.4
JNL S&P 500 Index Fund	1,943	12,843	13,849	5	937	1.2
JNL/AQR Large Cap Defensive Style Fund	1,406	15,128	14,587	5	1,947	5.9
JNL/AQR Large Cap Relaxed Constraint Equity Fund	2,638	14,825	14,765	11	2,698	1.1
JNL/AQR Managed Futures Strategy Fund	16,000	17,000	20,000	4	13,000	14.4
JNL/BlackRock Advantage International Fund	372	2,064	2,137	1	299	1.5
JNL/BlackRock Global Natural Resources Fund	11,826	38,559	49,128	31	1,257	0.3
JNL/BlackRock Large Cap Select Growth Fund	6,668	277,559	227,539	26	56,688	1.7
JNL/Boston Partners Global Long Short Equity Fund	17,930	99,068	106,816	68	10,182	3.1
JNL/Causeway International Value Select Fund	18,529	82,703	70,442	41	30,790	2.9
JNL/ClearBridge Large Cap Growth Fund	18,175	96,455	89,995	72	24,635	2.4
JNL/Crescent High Income Fund	15,592	251,832	118,636	72	148,788	36.9
JNL/DFA International Core Equity Fund	343	7,050	6,056	2	1,337	2.2
JNL/DFA U.S. Core Equity Fund	1,908	26,590	24,084	6	4,414	0.5
JNL/DoubleLine Core Fixed Income Fund	146,203	260,386	358,747	224	47,842	1.3
JNL/DoubleLine Emerging Markets Fixed Income Fund	13,562	78,325	47,456	34	44,431	8.4
JNL/DoubleLine Shiller Enhanced CAPE Fund	129,786	431,383	403,197	467	157,972	10.6
JNL/Fidelity Institutional Asset Management Total Bond Fund	31,243	92,075	94,930	105	28,388	2.9
JNL/First State Global Infrastructure Fund	8,192	194,513	193,298	24	9,407	1.0
JNL/FPA + DoubleLine Flexible Allocation Fund	83,114	270,433	239,073	209	114,474	9.3
JNL/Franklin Templeton Global Fund	23,172	31,379	41,674	81	12,877	3.9
JNL/Franklin Templeton Global Multisector Bond Fund	76,003	341,459	269,263	214	148,199	18.6
JNL/Franklin Templeton Growth Allocation Fund	41,849	74,194	70,980	140	45,063	4.7
JNL/Franklin Templeton Income Fund	90,718	151,646	133,228	264	109,136	7.2
JNL/Franklin Templeton International Small Cap Fund	13,777	34,582	38,932	40	9,427	2.5
JNL/Franklin Templeton Mutual Shares Fund	40,589	33,341	43,297	88	30,633	7.2
JNL/Goldman Sachs Emerging Markets Debt Fund	8,000	73,691	81,691	10	—	—
JNL/GQG Emerging Markets Equity Fund	16,935	127,594	127,919	46	16,610	3.1
JNL/Harris Oakmark Global Equity Fund	13,185	28,741	29,933	37	11,993	2.1
JNL/Heitman U.S. Focused Real Estate Fund	821	17,452	16,830	4	1,443	0.8
JNL/Invesco China-India Fund	4,501	77,239	46,029	55	35,711	8.5
JNL/Invesco Diversified Dividend Fund	91,613	104,812	124,284	316	72,141	8.7
JNL/Invesco Global Real Estate Fund	9,932	59,069	53,934	33	15,067	1.8
JNL/Invesco International Growth Fund	25,782	106,076	97,833	102	34,025	4.1
JNL/Invesco Small Cap Growth Fund	32,071	120,769	137,890	90	14,950	1.1
JNL/JPMorgan Global Allocation Fund	3,745	9,624	9,280	12	4,089	9.1
JNL/JPMorgan Hedged Equity Fund	10,713	14,082	24,745	13	50	—
JNL/JPMorgan MidCap Growth Fund	20,902	202,145	185,054	166	37,993	2.0
JNL/JPMorgan U.S. Government & Quality Bond Fund	52,982	412,107	290,457	260	174,632	9.7
JNL/Lazard Emerging Markets Fund	26,741	35,623	35,037	58	27,327	5.1
JNL/Loomis Sayles Global Growth Fund	2,507	13,271	14,475	8	1,303	0.5
JNL/Mellon Bond Index Fund	69,295	83,501	93,861	200	58,935	4.7
JNL/Mellon Consumer Staples Sector Fund	668	38,296	34,637	4	4,327	2.6
JNL/Mellon Emerging Markets Index Fund	14,660	27,997	41,164	28	1,493	0.2
JNL/Mellon Industrials Sector Fund	348	10,940	10,600	1	688	1.3
JNL/Mellon International Index Fund	6,165	41,789	43,581	14	4,373	0.3
JNL/Mellon Materials Sector Fund	45	2,264	2,251	—	58	0.3
JNL/Mellon MSCI KLD 400 Social Index Fund	265	9,115	8,132	2	1,248	2.0
JNL/Mellon Real Estate Sector Fund	496	26,879	26,616	4	759	0.7
JNL/Mellon S&P 1500 Growth Index Fund	552	41,261	37,335	7	4,478	3.1
JNL/Mellon S&P 1500 Value Index Fund	1,422	19,535	20,198	2	759	0.8
JNL/Mellon S&P 400 MidCap Index Fund	13,425	108,222	107,836	57	13,811	0.6
JNL/Mellon S&P 500 Index Fund	74,701	220,885	196,936	194	98,650	1.3
JNL/Mellon Small Cap Index Fund	3,239	79,988	72,562	24	10,665	0.6
JNL/Mellon Utilities Sector Fund	710	47,711	42,426	6	5,995	2.1
JNL/MFS Mid Cap Value Fund	14,701	70,511	62,326	34	22,886	2.4

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

JNL Government Money Market Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/Morningstar Wide Moat Index Fund	2,380	53,887	51,740	13	4,527	0.8
JNL/Neuberger Berman Strategic Income Fund	1,049	110,047	111,096	39	—	—
JNL/Oppenheimer Emerging Markets Innovator Fund	7,634	64,112	49,594	30	22,152	9.5
JNL/Oppenheimer Global Growth Fund	27,797	107,856	113,073	44	22,580	1.2
JNL/PPM America Floating Rate Income Fund	66,301	110,955	120,017	191	57,239	5.1
JNL/PPM America High Yield Bond Fund	15,100	233,634	209,859	90	38,875	2.3
JNL/PPM America Mid Cap Value Fund	3,218	20,122	19,604	3	3,736	1.2
JNL/PPM America Small Cap Value Fund	1,325	17,171	17,236	3	1,260	0.4
JNL/PPM America Total Return Fund	48,786	148,323	172,209	115	24,900	1.8
JNL/PPM America Value Equity Fund	810	6,876	6,571	2	1,115	0.8
JNL/RAFI Fundamental Asia Developed Fund	2,427	11,664	13,496	7	595	0.4
JNL/RAFI Fundamental Europe Fund	113	5,422	4,763	1	772	0.4
JNL/RAFI Fundamental U.S. Small Cap Fund	573	14,457	12,393	2	2,637	1.0
JNL/RAFI Multi-Factor U.S. Equity Fund	3,236	67,642	46,616	7	24,262	1.2
JNL/S&P Competitive Advantage Fund	1,090	93,685	94,775	19	—	—
JNL/S&P Dividend Income & Growth Fund	3,955	147,629	123,318	50	28,266	0.8
JNL/S&P International 5 Fund	699	5,543	6,092	1	150	0.3
JNL/S&P Intrinsic Value Fund	22,498	83,071	73,031	46	32,538	2.0
JNL/S&P Mid 3 Fund	893	5,695	5,748	1	840	0.6
JNL/S&P Total Yield Fund	18,229	67,706	72,603	25	13,332	1.0
JNL/Scout Unconstrained Bond Fund	1,649	45,787	40,687	33	6,749	7.5
JNL/T. Rowe Price Managed Volatility Balanced Fund	4,557	34,352	34,508	16	4,401	1.1
JNL/T. Rowe Price Mid-Cap Growth Fund	2,637	49,328	50,105	13	1,860	—
JNL/T. Rowe Price Short-Term Bond Fund	5,200	60,816	63,195	9	2,821	0.2
JNL/Vanguard Growth ETF Allocation Fund	2,394	21,798	24,156	4	36	—
JNL/Vanguard Moderate ETF Allocation Fund	2,734	23,280	25,724	3	290	0.1
JNL/Vanguard Moderate Growth ETF Allocation Fund	1,537	29,119	30,152	5	504	0.1
JNL/Westchester Capital Event Driven Fund	26,000	129,966	122,437	36	33,529	13.3
JNL/WMC Balanced Fund	218,551	462,779	509,920	514	171,410	2.3
JNL/WMC Value Fund	23,707	109,434	117,271	66	15,870	1.4

T. Rowe Price Government Reserve Fund	Beginning Amortized Cost/ Value($)	Purchases ($)	Sales Proceeds($)	Dividend Income($)	Ending Amortized Cost/ Value($)	Percentage of Net Assets(%)
JNL/T. Rowe Price Established Growth Fund	24,298	856,120	575,198	144	305,220	3.7
JNL/T. Rowe Price Managed Volatility Balanced Fund	47,469	25,300	56,764	150	16,005	4.0
JNL/T. Rowe Price Mid-Cap Growth Fund	281,058	197,243	257,919	1,045	220,382	4.8
JNL/T. Rowe Price Short-Term Bond Fund	20,828	196,188	212,480	57	4,536	0.3
JNL/T. Rowe Price Value Fund	25,535	233,573	254,684	46	4,424	0.1

Certain Funds participating in securities lending receive cash collateral daily, which is invested by JPMorgan Chase Bank, N.A. (“JPM Chase”) or State Street Bank and Trust Company (“State Street”) in the JNL Securities Lending Collateral Fund, which is an affiliate of the Funds' Adviser. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The Fund receives income from the investment in the JNL Securities Lending Collateral Fund, which is aggregated with lending fees and rebates negotiated with the borrower. There was no realized or unrealized gain or loss relating to transactions in the cash collateral investments during the period ended March 31, 2020.

Securities Lending and Securities Lending Collateral. All Funds, except JNL/PPM America Floating Rate Income Fund and JNL/WMC Government Money Market Fund, participate in agency based securities lending programs. JPM Chase and State Street (each a “Custodian” and together the “Custodians”) each serve as securities lending agent to the eligible Funds for which they are Custodian. Per the securities lending agreements, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: U.S. government fixed income – 102%; U.S. equities – 102%; U.S. corporate fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral is maintained over the life of the loan as determined at the close of Fund business each day; any additional collateral required due to changes in security values is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. The securities lending agents have agreed to indemnify the Fund in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned. The Fund also bears the risk that the agent may default on its obligations to the Fund. Non-cash collateral which a Fund receives may include U.S. government securities; U.S. government agencies’ debt securities; and U.S. government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Fund receives lending fees negotiated with the borrower. The securities lending agents have agreed to indemnify the Fund with respect to the market risk related to the non-cash collateral investments. Each Fund also

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment. JPM Chase and State Street receive a portion of the earnings from the Funds' securities lending program.

Cash collateral received is invested in the JNL Securities Lending Collateral Fund, a registered government money market fund under the Investment Company Act of 1940, as amended ("1940 Act") and a series of the JNL Investors Series Trust. JNAM serves as the Adviser and Administrator for the JNL Securities Lending Collateral Fund. The JNL Securities Lending Collateral Fund is only offered to the Funds and other JNAM affiliated funds. The JNL Securities Lending Collateral Fund pays JNAM an annual fee, accrued daily and payable monthly, for investment advisory services. In addition to investing cash collateral in the JNL Securities Lending Collateral Fund, Funds may invest cash collateral in repurchase agreements collateralized 110% by equity securities. JPM Chase has agreed to bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the repurchase agreements collateralized by equity securities.

Security Valuation. Under the JNL Series Trust's (“Trust”) valuation policy and procedures, the Trust’s Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the JNAM Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified, in detail, of the fair valuation.

The Net Asset Value (“NAV”) of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. The Adviser has retained an independent statistical fair value pricing service to assist in the fair valuation process for equities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. All securities in the JNL/WMC Government Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Commodity-linked structured notes and credit linked notes are valued by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. Options traded on an exchange are generally valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers. OTC derivatives, including options and swap agreements, are generally valued by approved pricing services. If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Adviser may utilize pricing services or other sources, including each Fund’s Sub-Adviser(s), to assist in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available, or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Adviser's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities, currency exchange rates and forward foreign currency contracts where forward rates are not available; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Adviser regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2020 by valuation level. For Funds with significant investments in Level 1 and Level 2 common stock, additional detail regarding the sector or country, as applicable, is disclosed.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund
Assets - Securities
Common Stocks	363,579	73,254	420	437,253
Corporate Bonds And Notes	—	257,449	—	257,449
Government And Agency Obligations	—	121,445	—	121,445
Non-U.S. Government Agency Asset-Backed Securities	—	108,997	524	109,521
Senior Loan Interests	—	24,484	2,005	26,489
Other Equity Interests	—	—	10,184	10,184
Preferred Stocks	6,644	—	—	6,644
Warrants	496	—	—	496
Rights	100	—	298	398
Short Term Investments	168,210	330	—	168,540
	539,029	585,959	13,431	1,138,419
Liabilities - Securities
Common Stocks	(117,330)	(1,238)	—	(118,568)
Investment Companies	(31,236)	—	—	(31,236)
Corporate Bonds And Notes	—	(737)	—	(737)
Preferred Stocks	(504)	—	—	(504)
	(149,070)	(1,975)	—	(151,045)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	11,081	—	—	11,081
Centrally Cleared Interest Rate Swap Agreements	—	303	—	303
Centrally Cleared Credit Default Swap Agreements	—	79	—	79
Exchange Traded Futures Options	4	—	—	4
Exchange Traded Purchased Options	1,021	—	—	1,021
OTC Purchased Options	—	101	—	101
Open Forward Foreign Currency Contracts	—	6,841	—	6,841
OTC Interest Rate Swap Agreements	—	109	—	109
OTC Contracts for Difference	—	3,438	—	3,438
OTC Total Return Swap Agreements	—	6,737	—	6,737
	12,106	17,608	—	29,714

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL Multi-Manager Alternative Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,321)	—	—	(4,321)
Centrally Cleared Interest Rate Swap Agreements	—	(18,181)	—	(18,181)
Centrally Cleared Credit Default Swap Agreements	—	(476)	—	(476)
Exchange Traded Futures Options	(33)	—	—	(33)
Exchange Traded Written Options	(1,666)	—	—	(1,666)
OTC Written Options	—	(1,684)	—	(1,684)
Open Forward Foreign Currency Contracts	—	(6,425)	—	(6,425)
OTC Contracts for Difference	—	(3,090)	—	(3,090)
OTC Total Return Swap Agreements	—	(4,947)	—	(4,947)
	(6,020)	(34,803)	—	(40,823)
JNL Multi-Manager International Small Cap Fund
Assets - Securities
Common Stocks	34,488	168,298	—	202,786
Preferred Stocks	1,039	—	—	1,039
Short Term Investments	3,671	—	—	3,671
	39,198	168,298	—	207,496
JNL Multi-Manager Mid Cap Fund
Assets - Securities
Common Stocks	883,128	—	—	883,128
Short Term Investments	36,588	—	—	36,588
	919,716	—	—	919,716
JNL Multi-Manager Small Cap Growth Fund
Assets - Securities
Common Stocks	1,682,959	45,670	—	1,728,629
Short Term Investments	80,958	—	—	80,958
	1,763,917	45,670	—	1,809,587
JNL Multi-Manager Small Cap Value Fund
Assets - Securities
Common Stocks	667,127	—	—	667,127
Short Term Investments	52,939	—	—	52,939
	720,066	—	—	720,066
JNL S&P 500 Index Fund
Assets - Securities
Common Stocks	77,666	—	—	77,666
Investment Companies	167	—	—	167
Short Term Investments	2,814	157	—	2,971
	80,647	157	—	80,804
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(55)	—	—	(55)
	(55)	—	—	(55)
JNL/AQR Large Cap Defensive Style Fund
Assets - Securities
Common Stocks	30,170	—	—	30,170
Short Term Investments	7,933	—	—	7,933
	38,103	—	—	38,103
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(5)	—	—	(5)
	(5)	—	—	(5)
JNL/AQR Large Cap Relaxed Constraint Equity Fund
Assets - Securities
Common Stocks	302,152	—	—	302,152
Short Term Investments	2,698	—	—	2,698
	304,850	—	—	304,850
Liabilities - Securities
Common Stocks	(68,093)	—	—	(68,093)
	(68,093)	—	—	(68,093)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	216	—	—	216
	216	—	—	216
JNL/AQR Managed Futures Strategy Fund
Assets - Securities
Short Term Investments	29,630	48,661	—	78,291
	29,630	48,661	—	78,291
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	2,100	—	—	2,100
Open Forward Foreign Currency Contracts	—	7,091	—	7,091
OTC Total Return Swap Agreements	—	41	—	41
	2,100	7,132	—	9,232

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/AQR Managed Futures Strategy Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(734)	—	—	(734)
Open Forward Foreign Currency Contracts	—	(5,866)	—	(5,866)
OTC Total Return Swap Agreements	—	(7)	—	(7)
	(734)	(5,873)	—	(6,607)
JNL/BlackRock Advantage International Fund
Assets - Securities
Common Stocks	418	19,111	30	19,559
Preferred Stocks	76	—	—	76
Short Term Investments	299	—	—	299
	793	19,111	30	19,934
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	50	—	—	50
	50	—	—	50
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(3)	—	—	(3)
	(3)	—	—	(3)
JNL/BlackRock Global Allocation Fund
Assets - Securities
Common Stocks	1,145,960	492,525	468	1,638,953
Government And Agency Obligations	—	534,508	—	534,508
Corporate Bonds And Notes	—	156,142	7,823	163,965
Investment Companies	111,243	—	—	111,243
Preferred Stocks	7,531	—	7,886	15,417
Senior Loan Interests	—	12,722	—	12,722
Trust Preferreds	4,994	—	—	4,994
Non-U.S. Government Agency Asset-Backed Securities	—	3,851	—	3,851
Short Term Investments	73,171	543,048	—	616,219
	1,342,899	1,742,796	16,177	3,101,872
Liabilities - Securities
Common Stocks	(5,003)	—	—	(5,003)
	(5,003)	—	—	(5,003)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,977	—	—	6,977
Centrally Cleared Interest Rate Swap Agreements	—	4,249	—	4,249
Centrally Cleared Credit Default Swap Agreements	—	3,478	—	3,478
Exchange Traded Purchased Options	6,331	52	—	6,383
OTC Purchased Options	—	8,408	—	8,408
Open Forward Foreign Currency Contracts	—	16,055	—	16,055
OTC Contracts for Difference	—	245	—	245
	13,308	32,487	—	45,795
Liabilities - Investments in Other Financial Instruments[1]
OTC Written Barrier Options	—	(880)	—	(880)
Futures Contracts	(2,328)	—	—	(2,328)
Centrally Cleared Interest Rate Swap Agreements	—	(9,286)	—	(9,286)
Centrally Cleared Credit Default Swap Agreements	—	(641)	—	(641)
Exchange Traded Written Options	(17,699)	—	—	(17,699)
OTC Written Options	—	(16,819)	—	(16,819)
Open Forward Foreign Currency Contracts	—	(28,357)	—	(28,357)
OTC Contracts for Difference	—	(266)	—	(266)
OTC Total Return Swap Agreements	—	(1,303)	—	(1,303)
	(20,027)	(57,552)	—	(77,579)
JNL/BlackRock Global Natural Resources Fund
Assets - Securities
Common Stocks
United States of America	129,358	—	—	129,358
Canada	60,738	—	—	60,738
United Kingdom	—	46,491	—	46,491
Australia	—	33,267	—	33,267
Brazil	27,711	—	—	27,711
Netherlands	—	26,037	—	26,037
France	—	24,414	—	24,414
Russian Federation	8,122	10,256	—	18,378
Ireland	—	10,830	—	10,830
Switzerland	—	10,594	—	10,594
Norway	—	10,019	—	10,019
China	—	6,689	—	6,689
Belgium	—	2,893	—	2,893
South Africa	—	1,348	—	1,348
Ghana	888	—	—	888
Short Term Investments	17,495	—	—	17,495
	244,312	182,838	—	427,150

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/BlackRock Large Cap Select Growth Fund
Assets - Securities
Common Stocks	3,183,043	15,134	—	3,198,177
Preferred Stocks	—	—	6,879	6,879
Short Term Investments	77,826	—	—	77,826
	3,260,869	15,134	6,879	3,282,882
JNL/Boston Partners Global Long Short Equity Fund
Assets - Securities
Common Stocks
Communication Services	20,981	4,147	—	25,128
Consumer Discretionary	4,860	19,142	—	24,002
Consumer Staples	9,721	12,470	—	22,191
Energy	6,370	5,350	—	11,720
Financials	37,763	24,755	—	62,518
Health Care	33,188	9,712	—	42,900
Industrials	14,664	16,562	—	31,226
Information Technology	33,586	27,546	—	61,132
Materials	15,758	6,678	—	22,436
Real Estate	—	3,068	—	3,068
Utilities	4,538	—	—	4,538
Short Term Investments	14,151	—	—	14,151
	195,580	129,430	—	325,010
Liabilities - Securities
Common Stocks
Consumer Staples	(6,717)	(5,580)	—	(12,297)
Materials	(6,076)	(4,521)	—	(10,597)
Health Care	(5,752)	—	—	(5,752)
Industrials	(8,150)	(10,783)	—	(18,933)
Consumer Discretionary	(6,467)	(7,376)	(398)	(14,241)
Energy	(1,236)	—	—	(1,236)
Information Technology	(9,962)	(2,509)	—	(12,471)
Communication Services	(4,376)	—	—	(4,376)
Real Estate	(1,045)	(1,137)	—	(2,182)
Utilities	—	(2,262)	—	(2,262)
Financials	(10,498)	(6,284)	—	(16,782)
	(60,279)	(40,452)	(398)	(101,129)
Assets - Investments in Other Financial Instruments[1]
OTC Contracts for Difference	—	589	—	589
	—	589	—	589
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(1,869)	—	—	(1,869)
OTC Contracts for Difference	—	(1,615)	—	(1,615)
	(1,869)	(1,615)	—	(3,484)
JNL/Causeway International Value Select Fund
Assets - Securities
Common Stocks	94,126	870,419	—	964,545
Preferred Stocks	43,591	—	—	43,591
Short Term Investments	61,873	—	—	61,873
	199,590	870,419	—	1,070,009
JNL/ClearBridge Large Cap Growth Fund
Assets - Securities
Common Stocks	1,019,823	—	—	1,019,823
Short Term Investments	35,466	—	—	35,466
	1,055,289	—	—	1,055,289
JNL/Crescent High Income Fund
Assets - Securities
Corporate Bonds And Notes	—	180,429	—	180,429
Senior Loan Interests	—	5,119	8,819	13,938
Common Stocks	—	—	7	7
Warrants	—	—	4	4
Other Equity Interests	—	—	—	—
Short Term Investments	171,394	5,999	—	177,393
	171,394	191,547	8,830	371,771
JNL/DFA International Core Equity Fund
Assets - Securities
Common Stocks	8,645	49,573	11	58,229
Preferred Stocks	320	—	—	320
Rights	—	—	—	—
Short Term Investments	4,111	—	—	4,111
	13,076	49,573	11	62,660

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/DFA U.S. Core Equity Fund
Assets - Securities
Common Stocks	923,953	—	—	923,953
Rights	—	—	8	8
Other Equity Interests	—	2	—	2
Short Term Investments	12,371	—	—	12,371
	936,324	2	8	936,334
JNL/DoubleLine Core Fixed Income Fund
Assets - Securities
Government And Agency Obligations	—	1,851,963	—	1,851,963
Corporate Bonds And Notes	—	888,238	—	888,238
Non-U.S. Government Agency Asset-Backed Securities	—	686,100	—	686,100
Senior Loan Interests	—	102,150	2,706	104,856
Common Stocks	19	—	—	19
Other Equity Interests	—	—	—	—
Short Term Investments	86,061	3,338	—	89,399
	86,080	3,531,789	2,706	3,620,575
Liabilities - Securities
Senior Loan Interests[2]	—	(5)	—	(5)
	—	(5)	—	(5)
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	179	—	179
	—	179	—	179
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(52)	—	(52)
	—	(52)	—	(52)
JNL/DoubleLine Emerging Markets Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	467,379	—	467,379
Government And Agency Obligations	—	7,176	—	7,176
Short Term Investments	55,639	—	—	55,639
	55,639	474,555	—	530,194
JNL/DoubleLine Shiller Enhanced CAPE Fund
Assets - Securities
Non-U.S. Government Agency Asset-Backed Securities	—	743,952	—	743,952
Government And Agency Obligations	—	478,597	—	478,597
Corporate Bonds And Notes	—	232,521	—	232,521
Senior Loan Interests	—	59,805	1,797	61,602
Short Term Investments	157,972	—	—	157,972
	157,972	1,514,875	1,797	1,674,644
Liabilities - Securities
Senior Loan Interests[2]	—	(2)	—	(2)
	—	(2)	—	(2)
Assets - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	1,925	—	1,925
	—	1,925	—	1,925
Liabilities - Investments in Other Financial Instruments[1]
OTC Total Return Swap Agreements	—	(340,126)	—	(340,126)
	—	(340,126)	—	(340,126)
JNL/Fidelity Institutional Asset Management Total Bond Fund
Assets - Securities
Government And Agency Obligations	—	548,760	—	548,760
Corporate Bonds And Notes	—	362,985	—	362,985
Non-U.S. Government Agency Asset-Backed Securities	—	57,120	—	57,120
Senior Loan Interests	—	41,289	1,688	42,977
Common Stocks	1	—	—	1
Other Equity Interests	—	—	—	—
Short Term Investments	48,989	—	—	48,989
	48,990	1,010,154	1,688	1,060,832
Liabilities - Securities
Government And Agency Obligations	—	(11,320)	—	(11,320)
	—	(11,320)	—	(11,320)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	138	—	—	138
Centrally Cleared Interest Rate Swap Agreements	—	2	—	2
OTC Purchased Options	—	1,492	—	1,492
	138	1,494	—	1,632
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(645)	—	—	(645)
Centrally Cleared Interest Rate Swap Agreements	—	(110)	—	(110)
OTC Written Options	—	(777)	—	(777)
	(645)	(887)	—	(1,532)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/First State Global Infrastructure Fund
Assets - Securities
Common Stocks
United States of America	517,038	—	—	517,038
United Kingdom	—	69,680	—	69,680
France	—	60,524	—	60,524
Japan	—	57,374	—	57,374
Australia	—	42,836	—	42,836
Canada	34,358	—	—	34,358
Hong Kong	—	23,489	—	23,489
China	—	16,987	—	16,987
Mexico	16,478	—	—	16,478
Switzerland	—	15,024	—	15,024
Italy	—	14,901	—	14,901
Spain	—	8,056	—	8,056
New Zealand	—	4,510	—	4,510
Short Term Investments	9,407	—	—	9,407
	577,281	313,381	—	890,662
JNL/FPA + DoubleLine Flexible Allocation Fund
Assets - Securities
Common Stocks	419,191	165,311	—	584,502
Government And Agency Obligations	—	198,611	—	198,611
Non-U.S. Government Agency Asset-Backed Securities	—	174,720	—	174,720
Corporate Bonds And Notes	—	91,227	—	91,227
Senior Loan Interests	—	12,693	297	12,990
Preferred Stocks	6,246	—	—	6,246
Short Term Investments	118,459	43,948	—	162,407
	543,896	686,510	297	1,230,703
Liabilities - Securities
Common Stocks	(6,084)	(1,848)	—	(7,932)
Investment Companies	(7,836)	—	—	(7,836)
Preferred Stocks	(4,580)	—	—	(4,580)
Senior Loan Interests[2]	—	—	—	—
	(18,500)	(1,848)	—	(20,348)
JNL/Franklin Templeton Global Fund
Assets - Securities
Common Stocks
United States of America	77,560	—	—	77,560
Japan	—	50,872	—	50,872
Germany	—	26,285	—	26,285
United Kingdom	—	17,814	—	17,814
Hong Kong	—	17,490	—	17,490
France	—	16,392	—	16,392
South Korea	3,182	9,734	—	12,916
Ireland	10,497	—	—	10,497
Switzerland	8,252	1,298	—	9,550
Canada	7,341	—	—	7,341
Singapore	—	6,686	—	6,686
Netherlands	1,198	4,754	—	5,952
Luxembourg	—	5,515	—	5,515
China	5,223	—	—	5,223
Denmark	—	4,684	—	4,684
Belgium	—	3,830	—	3,830
Thailand	—	3,076	—	3,076
India	—	2,986	—	2,986
Italy	—	2,396	—	2,396
Short Term Investments	14,270	—	—	14,270
	127,523	173,812	—	301,335
JNL/Franklin Templeton Global Multisector Bond Fund
Assets - Securities
Government And Agency Obligations	—	551,043	—	551,043
Corporate Bonds And Notes	—	171	—	171
Common Stocks	—	—	78	78
Short Term Investments	148,199	92,647	—	240,846
	148,199	643,861	78	792,138
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	51,703	—	51,703
	—	51,703	—	51,703
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(19,925)	—	(19,925)
	—	(19,925)	—	(19,925)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Franklin Templeton Growth Allocation Fund
Assets - Securities
Common Stocks	459,591	153,568	—	613,159
Corporate Bonds And Notes	—	116,588	—	116,588
Investment Companies	88,446	—	—	88,446
Government And Agency Obligations	—	65,983	—	65,983
Equity Linked Structured Notes	—	17,427	—	17,427
Preferred Stocks	7,623	—	—	7,623
Short Term Investments	45,063	—	—	45,063
	600,723	353,566	—	954,289
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	736	—	—	736
	736	—	—	736
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(83)	—	—	(83)
	(83)	—	—	(83)
JNL/Franklin Templeton Income Fund
Assets - Securities
Corporate Bonds And Notes	—	519,629	—	519,629
Common Stocks	445,328	43,163	—	488,491
Government And Agency Obligations	—	221,378	—	221,378
Equity Linked Structured Notes	—	139,008	—	139,008
Preferred Stocks	17,809	—	—	17,809
Senior Loan Interests	—	9,407	—	9,407
Other Equity Interests	—	—	1	1
Short Term Investments	137,857	—	—	137,857
	600,994	932,585	1	1,533,580
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(209)	—	—	(209)
	(209)	—	—	(209)
JNL/Franklin Templeton International Small Cap Fund
Assets - Securities
Common Stocks	72,872	297,042	—	369,914
Preferred Stocks	1,194	—	—	1,194
Warrants	40	—	—	40
Short Term Investments	14,990	—	—	14,990
	89,096	297,042	—	386,138
JNL/Franklin Templeton Mutual Shares Fund
Assets - Securities
Common Stocks	337,714	52,943	1,262	391,919
Other Equity Interests	—	13	—	13
Senior Loan Interests	—	11	—	11
Short Term Investments	35,747	1,500	—	37,247
	373,461	54,467	1,262	429,190
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	727	—	727
	—	727	—	727
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(61)	—	(61)
	—	(61)	—	(61)
JNL/Goldman Sachs Emerging Markets Debt Fund
Assets - Securities
Government And Agency Obligations	—	110,936	—	110,936
Corporate Bonds And Notes	—	63,201	—	63,201
Credit Linked Structured Notes	—	12,427	—	12,427
Common Stocks	6	—	—	6
Short Term Investments	3,366	—	—	3,366
	3,372	186,564	—	189,936
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	436	—	—	436
Centrally Cleared Interest Rate Swap Agreements	—	2,276	—	2,276
Open Forward Foreign Currency Contracts	—	5,773	—	5,773
OTC Interest Rate Swap Agreements	—	692	—	692
	436	8,741	—	9,177
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(41)	—	—	(41)
Centrally Cleared Interest Rate Swap Agreements	—	(1,505)	—	(1,505)
Centrally Cleared Credit Default Swap Agreements	—	(399)	—	(399)
Open Forward Foreign Currency Contracts	—	(9,932)	—	(9,932)
OTC Interest Rate Swap Agreements	—	(17)	—	(17)
OTC Credit Default Swap Agreements	—	(446)	—	(446)
	(41)	(12,299)	—	(12,340)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/GQG Emerging Markets Equity Fund
Assets - Securities
Common Stocks
China	48,308	96,445	—	144,753
India	33,484	61,798	—	95,282
Russian Federation	19,703	25,604	—	45,307
United States of America	43,013	—	—	43,013
Indonesia	—	28,335	—	28,335
South Korea	—	27,761	—	27,761
Taiwan	3,715	22,128	—	25,843
Singapore	8,907	8,527	—	17,434
Netherlands	—	15,359	—	15,359
Argentina	15,068	—	—	15,068
Hong Kong	—	10,514	—	10,514
Thailand	—	8,668	—	8,668
United Kingdom	—	8,129	—	8,129
Brazil	2	—	—	2
Participatory Notes	—	44,928	—	44,928
Short Term Investments	19,031	—	—	19,031
	191,231	358,196	—	549,427
JNL/Harris Oakmark Global Equity Fund
Assets - Securities
Common Stocks
United States of America	234,772	—	—	234,772
Switzerland	—	100,516	—	100,516
Germany	—	73,715	—	73,715
United Kingdom	14,511	21,606	—	36,117
France	—	25,003	—	25,003
Netherlands	—	20,837	—	20,837
South Korea	—	18,681	—	18,681
South Africa	—	15,145	—	15,145
Japan	—	12,518	—	12,518
China	9,633	—	—	9,633
Mexico	7,065	—	—	7,065
Taiwan	—	1,865	—	1,865
Preferred Stocks	5,548	—	—	5,548
Short Term Investments	11,993	—	—	11,993
	283,522	289,886	—	573,408
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	37	—	37
	—	37	—	37
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(132)	—	(132)
	—	(132)	—	(132)
JNL/Heitman U.S. Focused Real Estate Fund
Assets - Securities
Common Stocks	170,889	—	—	170,889
Short Term Investments	1,443	—	—	1,443
	172,332	—	—	172,332
JNL/Invesco China-India Fund
Assets - Securities
Common Stocks	94,351	288,324	—	382,675
Short Term Investments	43,479	—	—	43,479
	137,830	288,324	—	426,154
JNL/Invesco Diversified Dividend Fund
Assets - Securities
Common Stocks	629,191	134,226	—	763,417
Short Term Investments	76,860	—	—	76,860
	706,051	134,226	—	840,277
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(245)	—	(245)
	—	(245)	—	(245)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Invesco Global Real Estate Fund
Assets - Securities
Common Stocks
United States of America	391,821	—	—	391,821
Japan	—	84,657	—	84,657
Hong Kong	—	78,259	—	78,259
Germany	—	45,526	—	45,526
Singapore	—	27,254	—	27,254
United Kingdom	—	26,321	—	26,321
Australia	—	21,665	—	21,665
Canada	21,394	—	—	21,394
China	—	17,459	—	17,459
Sweden	—	15,507	—	15,507
France	—	13,926	—	13,926
Belgium	—	8,345	—	8,345
Philippines	—	8,154	3	8,157
Luxembourg	—	8,016	—	8,016
Thailand	—	7,815	—	7,815
Spain	—	7,456	—	7,456
Brazil	5,065	—	—	5,065
South Africa	—	4,014	—	4,014
Mexico	1,931	—	—	1,931
United Arab Emirates	—	851	—	851
Indonesia	—	759	—	759
India	—	686	—	686
Malta	—	—	4	4
Short Term Investments	29,965	—	—	29,965
	450,176	376,670	7	826,853
Assets - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	4	—	4
	—	4	—	4
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(4)	—	(4)
	—	(4)	—	(4)
JNL/Invesco International Growth Fund
Assets - Securities
Common Stocks	215,824	579,924	—	795,748
Short Term Investments	36,506	—	—	36,506
	252,330	579,924	—	832,254
JNL/Invesco Small Cap Growth Fund
Assets - Securities
Common Stocks	1,315,234	11,023	—	1,326,257
Short Term Investments	29,033	—	—	29,033
	1,344,267	11,023	—	1,355,290
JNL/JPMorgan Global Allocation Fund
Assets - Securities
Common Stocks	10,078	1,078	—	11,156
Investment Companies	10,229	—	—	10,229
Government And Agency Obligations	—	9,154	—	9,154
Non-U.S. Government Agency Asset-Backed Securities	—	4,622	—	4,622
Corporate Bonds And Notes	—	114	—	114
Preferred Stocks	9	—	—	9
Short Term Investments	4,089	5,352	—	9,441
	24,405	20,320	—	44,725
Liabilities - Securities
Investment Companies	(170)	—	—	(170)
Common Stocks	(94)	—	—	(94)
	(264)	—	—	(264)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	786	—	—	786
Exchange Traded Purchased Options	1	—	—	1
Open Forward Foreign Currency Contracts	—	200	—	200
	787	200	—	987
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(115)	—	—	(115)
Open Forward Foreign Currency Contracts	—	(92)	—	(92)
	(115)	(92)	—	(207)
JNL/JPMorgan Hedged Equity Fund
Assets - Securities
Common Stocks	265,192	—	—	265,192
Short Term Investments	324	—	—	324
	265,516	—	—	265,516

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/JPMorgan Hedged Equity Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	18	—	—	18
Exchange Traded Purchased Options	17,232	—	—	17,232
	17,250	—	—	17,250
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(16,451)	—	—	(16,451)
	(16,451)	—	—	(16,451)
JNL/JPMorgan MidCap Growth Fund
Assets - Securities
Common Stocks	1,904,298	—	—	1,904,298
Short Term Investments	65,431	—	—	65,431
	1,969,729	—	—	1,969,729
JNL/JPMorgan U.S. Government & Quality Bond Fund
Assets - Securities
Government And Agency Obligations	—	1,513,913	—	1,513,913
Non-U.S. Government Agency Asset-Backed Securities	—	98,253	—	98,253
Corporate Bonds And Notes	—	60,548	—	60,548
Short Term Investments	190,961	—	—	190,961
	190,961	1,672,714	—	1,863,675
JNL/Lazard Emerging Markets Fund
Assets - Securities
Common Stocks	115,910	389,260	—	505,170
Short Term Investments	29,822	—	—	29,822
	145,732	389,260	—	534,992
JNL/Loomis Sayles Global Growth Fund
Assets - Securities
Common Stocks	185,490	62,792	—	248,282
Short Term Investments	1,303	—	—	1,303
	186,793	62,792	—	249,585
JNL/Mellon Bond Index Fund
Assets - Securities
Government And Agency Obligations	—	915,355	—	915,355
Corporate Bonds And Notes	—	304,299	—	304,299
Non-U.S. Government Agency Asset-Backed Securities	—	21,606	—	21,606
Short Term Investments	90,573	—	—	90,573
	90,573	1,241,260	—	1,331,833
Liabilities - Securities
Government And Agency Obligations	—	(3,786)	—	(3,786)
	—	(3,786)	—	(3,786)
JNL/Mellon Consumer Staples Sector Fund
Assets - Securities
Common Stocks	162,737	—	—	162,737
Short Term Investments	6,866	227	—	7,093
	169,603	227	—	169,830
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(23)	—	—	(23)
	(23)	—	—	(23)
JNL/Mellon Emerging Markets Index Fund
Assets - Securities
Common Stocks	152,027	669,793	867	822,687
Preferred Stocks	19,834	—	—	19,834
Warrants	2	—	—	2
Rights	—	—	—	—
Short Term Investments	18,924	1,597	—	20,521
	190,787	671,390	867	863,044
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	598	—	—	598
	598	—	—	598
JNL/Mellon Industrials Sector Fund
Assets - Securities
Common Stocks	51,651	—	—	51,651
Short Term Investments	1,927	93	—	2,020
	53,578	93	—	53,671
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	36	—	—	36
	36	—	—	36
JNL/Mellon International Index Fund
Assets - Securities
Common Stocks	35,579	1,289,328	40	1,324,947
Preferred Stocks	8,802	—	—	8,802
Short Term Investments	25,691	1,830	—	27,521
	70,072	1,291,158	40	1,361,270

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon International Index Fund (continued)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	719	—	—	719
Open Forward Foreign Currency Contracts	—	147	—	147
	719	147	—	866
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(526)	—	(526)
	—	(526)	—	(526)
JNL/Mellon Materials Sector Fund
Assets - Securities
Common Stocks	17,815	—	—	17,815
Investment Companies	60	—	—	60
Rights	—	—	—	—
Short Term Investments	366	15	—	381
	18,241	15	—	18,256
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/Mellon MSCI KLD 400 Social Index Fund
Assets - Securities
Common Stocks	61,823	—	—	61,823
Investment Companies	200	—	—	200
Short Term Investments	3,695	107	—	3,802
	65,718	107	—	65,825
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	31	—	—	31
	31	—	—	31
JNL/Mellon Real Estate Sector Fund
Assets - Securities
Common Stocks	100,095	—	—	100,095
Short Term Investments	3,011	240	—	3,251
	103,106	240	—	103,346
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	73	—	—	73
	73	—	—	73
JNL/Mellon S&P 1500 Growth Index Fund
Assets - Securities
Common Stocks	141,539	—	—	141,539
Investment Companies	1,510	—	—	1,510
Short Term Investments	7,809	322	—	8,131
	150,858	322	—	151,180
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	146	—	—	146
	146	—	—	146
JNL/Mellon S&P 1500 Value Index Fund
Assets - Securities
Common Stocks	90,284	—	—	90,284
Investment Companies	573	—	—	573
Rights	—	—	—	—
Short Term Investments	2,195	44	—	2,239
	93,052	44	—	93,096
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(17)	—	—	(17)
	(17)	—	—	(17)
JNL/Mellon S&P 400 MidCap Index Fund
Assets - Securities
Common Stocks	2,168,717	—	—	2,168,717
Short Term Investments	51,743	2,158	—	53,901
	2,220,460	2,158	—	2,222,618
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,916	—	—	1,916
	1,916	—	—	1,916
JNL/Mellon S&P 500 Index Fund
Assets - Securities
Common Stocks	7,208,687	—	—	7,208,687
Short Term Investments	368,446	11,455	—	379,901
	7,577,133	11,455	—	7,588,588
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	1,621	—	—	1,621
	1,621	—	—	1,621

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Mellon Small Cap Index Fund
Assets - Securities
Common Stocks	1,684,064	—	—	1,684,064
Investment Companies	20,155	—	—	20,155
Rights	—	—	40	40
Short Term Investments	108,123	1,118	—	109,241
	1,812,342	1,118	40	1,813,500
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(179)	—	—	(179)
	(179)	—	—	(179)
JNL/Mellon Utilities Sector Fund
Assets - Securities
Common Stocks	286,727	—	—	286,727
Short Term Investments	7,670	606	—	8,276
	294,397	606	—	295,003
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(103)	—	—	(103)
	(103)	—	—	(103)
JNL/MFS Mid Cap Value Fund
Assets - Securities
Common Stocks	932,178	—	—	932,178
Short Term Investments	31,317	—	—	31,317
	963,495	—	—	963,495
JNL/Morningstar Wide Moat Index Fund
Assets - Securities
Common Stocks	594,837	—	—	594,837
Short Term Investments	15,409	549	—	15,958
	610,246	549	—	610,795
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	170	—	—	170
	170	—	—	170
JNL/Neuberger Berman Strategic Income Fund
Assets - Securities
Government And Agency Obligations	—	439,389	—	439,389
Corporate Bonds And Notes	—	409,111	—	409,111
Senior Loan Interests	—	68,407	1,241	69,648
Non-U.S. Government Agency Asset-Backed Securities	—	60,168	—	60,168
Short Term Investments	16,072	14,145	—	30,217
	16,072	991,220	1,241	1,008,533
Liabilities - Securities
Senior Loan Interests[2]	—	(183)	(21)	(204)
	—	(183)	(21)	(204)
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	137	—	—	137
Open Forward Foreign Currency Contracts	—	1,951	—	1,951
	137	1,951	—	2,088
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(11,718)	—	—	(11,718)
Open Forward Foreign Currency Contracts	—	(2,809)	—	(2,809)
	(11,718)	(2,809)	—	(14,527)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/Oppenheimer Emerging Markets Innovator Fund
Assets - Securities
Common Stocks
China	23,662	33,330	—	56,992
United States of America	19,233	—	—	19,233
India	—	16,434	—	16,434
Russian Federation	11,481	3,193	—	14,674
South Korea	—	12,340	1,105	13,445
Taiwan	—	12,873	—	12,873
Mexico	7,692	—	—	7,692
Brazil	6,667	—	—	6,667
Chile	6,636	—	—	6,636
Philippines	—	6,129	—	6,129
Indonesia	—	6,084	—	6,084
Peru	5,925	—	—	5,925
Egypt	—	5,722	—	5,722
Turkey	—	4,487	—	4,487
Hong Kong	—	4,221	—	4,221
Greece	—	3,164	—	3,164
Luxembourg	2,092	—	—	2,092
Nigeria	—	1,014	—	1,014
Thailand	—	729	—	729
Kenya	—	419	—	419
United Arab Emirates	—	146	—	146
Preferred Stocks	9,614	—	—	9,614
Short Term Investments	31,980	—	—	31,980
	124,982	110,285	1,105	236,372
JNL/Oppenheimer Global Growth Fund
Assets - Securities
Common Stocks
United States of America	1,048,673	—	—	1,048,673
Japan	—	274,107	—	274,107
France	—	157,035	—	157,035
Germany	—	86,238	—	86,238
India	28,537	36,748	—	65,285
Netherlands	11,177	50,620	—	61,797
Sweden	—	57,908	—	57,908
China	56,963	—	—	56,963
Spain	—	31,270	—	31,270
United Kingdom	10,261	19,575	—	29,836
Switzerland	—	9,280	—	9,280
Brazil	8,045	—	—	8,045
Italy	—	5,361	—	5,361
Preferred Stocks	56	—	—	56
Short Term Investments	37,211	—	—	37,211
	1,200,923	728,142	—	1,929,065
JNL/PIMCO Income Fund
Assets - Securities
Government And Agency Obligations	—	791,519	—	791,519
Corporate Bonds And Notes	—	491,358	—	491,358
Non-U.S. Government Agency Asset-Backed Securities	—	370,867	—	370,867
Senior Loan Interests	—	60,831	7,060	67,891
Warrants	—	1,187	—	1,187
Common Stocks	585	10	—	595
Other Equity Interests	—	—	—	—
Short Term Investments	11,026	180,363	—	191,389
	11,611	1,896,135	7,060	1,914,806
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	14,147	—	—	14,147
Centrally Cleared Interest Rate Swap Agreements	—	1,898	—	1,898
Centrally Cleared Credit Default Swap Agreements	—	6	—	6
Exchange Traded Purchased Options	5	—	—	5
Open Forward Foreign Currency Contracts	—	8,020	—	8,020
OTC Interest Rate Swap Agreements	—	202	—	202
OTC Credit Default Swap Agreements	—	49	—	49
	14,152	10,175	—	24,327
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(345)	—	—	(345)
Centrally Cleared Interest Rate Swap Agreements	—	(34,324)	—	(34,324)
Centrally Cleared Credit Default Swap Agreements	—	(4,681)	—	(4,681)
OTC Written Options	—	(127)	—	(127)
Open Forward Foreign Currency Contracts	—	(8,144)	—	(8,144)
OTC Credit Default Swap Agreements	—	(1,410)	—	(1,410)
	(345)	(48,686)	—	(49,031)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PIMCO Real Return Fund
Assets - Securities
Government And Agency Obligations	—	1,616,057	—	1,616,057
Non-U.S. Government Agency Asset-Backed Securities	—	151,096	—	151,096
Corporate Bonds And Notes	—	91,319	—	91,319
Preferred Stocks	637	—	—	637
Short Term Investments	1,682	6,869	—	8,551
	2,319	1,865,341	—	1,867,660
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,701	—	—	6,701
Centrally Cleared Interest Rate Swap Agreements	—	20,477	—	20,477
Centrally Cleared Credit Default Swap Agreements	—	3,674	—	3,674
Exchange Traded Futures Options	3	—	—	3
Exchange Traded Purchased Options	63	—	—	63
OTC Purchased Options	—	6,295	—	6,295
Open Forward Foreign Currency Contracts	—	7,247	—	7,247
	6,767	37,693	—	44,460
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(15,592)	—	—	(15,592)
Centrally Cleared Interest Rate Swap Agreements	—	(21,445)	—	(21,445)
Centrally Cleared Credit Default Swap Agreements	—	(87)	—	(87)
Exchange Traded Futures Options	(13)	—	—	(13)
OTC Written Options	—	(6,172)	—	(6,172)
Open Forward Foreign Currency Contracts	—	(4,463)	—	(4,463)
OTC Interest Rate Swap Agreements	—	(2,953)	—	(2,953)
	(15,605)	(35,120)	—	(50,725)
JNL/PPM America Floating Rate Income Fund
Assets - Securities
Senior Loan Interests	—	945,168	37,828	982,996
Non-U.S. Government Agency Asset-Backed Securities	—	11,118	—	11,118
Corporate Bonds And Notes	—	2,258	—	2,258
Common Stocks	113	—	1,987	2,100
Warrants	—	278	4	282
Other Equity Interests	—	—	—	—
Short Term Investments	57,239	—	—	57,239
	57,352	958,822	39,819	1,055,993
JNL/PPM America High Yield Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	1,491,290	9,884	1,501,174
Senior Loan Interests	—	67,689	—	67,689
Investment Companies	32,192	—	—	32,192
Non-U.S. Government Agency Asset-Backed Securities	—	9,155	—	9,155
Common Stocks	1,639	—	1	1,640
Warrants	—	818	—	818
Other Equity Interests	—	—	—	—
Short Term Investments	123,975	—	—	123,975
	157,806	1,568,952	9,885	1,736,643
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,413)	—	—	(1,413)
	(1,413)	—	—	(1,413)
JNL/PPM America Mid Cap Value Fund
Assets - Securities
Common Stocks	315,540	—	—	315,540
Short Term Investments	5,154	—	—	5,154
	320,694	—	—	320,694
JNL/PPM America Small Cap Value Fund
Assets - Securities
Common Stocks	301,413	—	—	301,413
Short Term Investments	5,708	—	—	5,708
	307,121	—	—	307,121
JNL/PPM America Total Return Fund
Assets - Securities
Corporate Bonds And Notes	—	648,478	6,286	654,764
Government And Agency Obligations	—	562,641	—	562,641
Non-U.S. Government Agency Asset-Backed Securities	—	160,567	—	160,567
Senior Loan Interests	—	22,421	2,790	25,211
Short Term Investments	42,701	—	—	42,701
	42,701	1,394,107	9,076	1,445,884
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	8,090	—	—	8,090
	8,090	—	—	8,090

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/PPM America Total Return Fund (continued)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(4,159)	—	—	(4,159)
Centrally Cleared Credit Default Swap Agreements	—	(79)	—	(79)
	(4,159)	(79)	—	(4,238)
JNL/PPM America Value Equity Fund
Assets - Securities
Common Stocks	131,936	—	—	131,936
Short Term Investments	1,115	—	—	1,115
	133,051	—	—	133,051
JNL/RAFI Fundamental Asia Developed Fund
Assets - Securities
Common Stocks	180	152,069	9	152,258
Investment Companies	5,992	—	—	5,992
Short Term Investments	2,634	169	—	2,803
	8,806	152,238	9	161,053
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	39	—	—	39
Open Forward Foreign Currency Contracts	—	—	—	—
	39	—	—	39
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(52)	—	(52)
	—	(52)	—	(52)
JNL/RAFI Fundamental Europe Fund
Assets - Securities
Common Stocks	4,604	203,567	—	208,171
Preferred Stocks	3,096	—	—	3,096
Short Term Investments	8,785	486	—	9,271
	16,485	204,053	—	220,538
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	276	—	—	276
Open Forward Foreign Currency Contracts	—	12	—	12
	276	12	—	288
Liabilities - Investments in Other Financial Instruments[1]
Open Forward Foreign Currency Contracts	—	(21)	—	(21)
	—	(21)	—	(21)
JNL/RAFI Fundamental U.S. Small Cap Fund
Assets - Securities
Common Stocks	263,178	—	—	263,178
Short Term Investments	8,721	413	—	9,134
	271,899	413	—	272,312
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	140	—	—	140
	140	—	—	140
JNL/RAFI Multi-Factor U.S. Equity Fund
Assets - Securities
Common Stocks	1,961,227	—	—	1,961,227
Short Term Investments	46,387	3,574	—	49,961
	2,007,614	3,574	—	2,011,188
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(926)	—	—	(926)
	(926)	—	—	(926)
JNL/S&P Competitive Advantage Fund
Assets - Securities
Common Stocks	1,912,777	—	—	1,912,777
Short Term Investments	60,850	1,578	—	62,428
	1,973,627	1,578	—	1,975,205
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(696)	—	—	(696)
	(696)	—	—	(696)
JNL/S&P Dividend Income & Growth Fund
Assets - Securities
Common Stocks	3,528,309	—	—	3,528,309
Short Term Investments	148,273	3,685	—	151,958
	3,676,582	3,685	—	3,680,267
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,619)	—	—	(1,619)
	(1,619)	—	—	(1,619)

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/S&P International 5 Fund
Assets - Securities
Common Stocks	3,003	40,917	—	43,920
Preferred Stocks	310	—	—	310
Investment Companies	129	—	—	129
Short Term Investments	664	144	—	808
	4,106	41,061	—	45,167
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	102	—	—	102
	102	—	—	102
JNL/S&P Intrinsic Value Fund
Assets - Securities
Common Stocks	1,566,384	—	—	1,566,384
Short Term Investments	51,554	4,028	—	55,582
	1,617,938	4,028	—	1,621,966
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(1,783)	—	—	(1,783)
	(1,783)	—	—	(1,783)
JNL/S&P Mid 3 Fund
Assets - Securities
Common Stocks	130,663	—	—	130,663
Short Term Investments	4,203	113	—	4,316
	134,866	113	—	134,979
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2)	—	—	(2)
	(2)	—	—	(2)
JNL/S&P Total Yield Fund
Assets - Securities
Common Stocks	1,354,933	—	—	1,354,933
Short Term Investments	56,238	1,944	—	58,182
	1,411,171	1,944	—	1,413,115
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(733)	—	—	(733)
	(733)	—	—	(733)
JNL/Scout Unconstrained Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	25,046	—	25,046
Government And Agency Obligations	—	14,232	—	14,232
Non-U.S. Government Agency Asset-Backed Securities	—	5,495	—	5,495
Short Term Investments	7,246	43,187	—	50,433
	7,246	87,960	—	95,206
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	(2,816)	—	(2,816)
	—	(2,816)	—	(2,816)
JNL/T. Rowe Price Established Growth Fund
Assets - Securities
Common Stocks	7,879,850	172,368	6,084	8,058,302
Preferred Stocks	—	—	21,743	21,743
Short Term Investments	338,694	—	—	338,694
	8,218,544	172,368	27,827	8,418,739
JNL/T. Rowe Price Managed Volatility Balanced Fund
Assets - Securities
Common Stocks	179,754	74,445	—	254,199
Corporate Bonds And Notes	—	55,878	—	55,878
Government And Agency Obligations	—	47,768	—	47,768
Non-U.S. Government Agency Asset-Backed Securities	—	12,826	—	12,826
Senior Loan Interests	—	1,582	50	1,632
Preferred Stocks	1,017	—	—	1,017
Short Term Investments	24,281	990	—	25,271
	205,052	193,489	50	398,591
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	509	—	—	509
	509	—	—	509
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,271)	—	—	(2,271)
Open Forward Foreign Currency Contracts	—	—	—	—
	(2,271)	—	—	(2,271)
JNL/T. Rowe Price Mid-Cap Growth Fund
Assets - Securities
Common Stocks	4,407,836	—	111	4,407,947
Preferred Stocks	—	—	945	945
Short Term Investments	247,446	—	—	247,446
	4,655,282	—	1,056	4,656,338

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/T. Rowe Price Short-Term Bond Fund
Assets - Securities
Corporate Bonds And Notes	—	753,929	—	753,929
Non-U.S. Government Agency Asset-Backed Securities	—	382,849	—	382,849
Government And Agency Obligations	—	347,589	—	347,589
Short Term Investments	18,683	12,422	—	31,105
	18,683	1,496,789	—	1,515,472
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	6,979	—	—	6,979
	6,979	—	—	6,979
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(2,566)	—	—	(2,566)
	(2,566)	—	—	(2,566)
JNL/T. Rowe Price Value Fund
Assets - Securities
Common Stocks	3,342,416	—	—	3,342,416
Preferred Stocks	53,620	—	—	53,620
Corporate Bonds And Notes	—	1,328	—	1,328
Short Term Investments	61,399	—	—	61,399
	3,457,435	1,328	—	3,458,763
JNL/Vanguard Growth ETF Allocation Fund
Assets - Securities
Investment Companies	380,798	—	—	380,798
Short Term Investments	42,759	—	—	42,759
	423,557	—	—	423,557
JNL/Vanguard Moderate ETF Allocation Fund
Assets - Securities
Investment Companies	313,076	—	—	313,076
Short Term Investments	41,734	—	—	41,734
	354,810	—	—	354,810
JNL/Vanguard Moderate Growth ETF Allocation Fund
Assets - Securities
Investment Companies	376,611	—	—	376,611
Short Term Investments	43,647	—	—	43,647
	420,258	—	—	420,258
JNL/Westchester Capital Event Driven Fund
Assets - Securities
Common Stocks	70,353	—	—	70,353
Corporate Bonds And Notes	—	33,374	—	33,374
Other Equity Interests	—	—	18,822	18,822
Senior Loan Interests	—	11,087	4,370	15,457
Investment Companies	9,789	—	—	9,789
Preferred Stocks	4,886	—	—	4,886
Trust Preferreds	1,194	—	—	1,194
Rights	503	—	418	921
Warrants	762	—	—	762
Short Term Investments	33,529	—	—	33,529
	121,016	44,461	23,610	189,087
Liabilities - Securities
Government And Agency Obligations	—	(4,722)	—	(4,722)
Common Stocks	(1,632)	—	—	(1,632)
	(1,632)	(4,722)	—	(6,354)
Assets - Investments in Other Financial Instruments[1]
Exchange Traded Purchased Options	12,327	—	—	12,327
OTC Purchased Options	—	246	—	246
Open Forward Foreign Currency Contracts	—	917	—	917
OTC Total Return Swap Agreements	—	17,562	—	17,562
	12,327	18,725	—	31,052
Liabilities - Investments in Other Financial Instruments[1]
Exchange Traded Written Options	(3,074)	—	—	(3,074)
OTC Written Options	—	(520)	—	(520)
Open Forward Foreign Currency Contracts	—	(397)	—	(397)
OTC Total Return Swap Agreements	—	(43,131)	—	(43,131)
	(3,074)	(44,048)	—	(47,122)
JNL/WMC Balanced Fund
Assets - Securities
Common Stocks	4,537,868	278,033	—	4,815,901
Government And Agency Obligations	—	1,230,537	—	1,230,537
Corporate Bonds And Notes	—	968,833	—	968,833
Non-U.S. Government Agency Asset-Backed Securities	—	283,721	—	283,721
Short Term Investments	253,845	—	—	253,845
	4,791,713	2,761,124	—	7,552,837

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
JNL/WMC Balanced Fund (continued)
Liabilities - Securities
Government And Agency Obligations	—	(1,183)	—	(1,183)
	—	(1,183)	—	(1,183)
Liabilities - Investments in Other Financial Instruments[1]
Centrally Cleared Credit Default Swap Agreements	—	(520)	—	(520)
	—	(520)	—	(520)
JNL/WMC Government Money Market Fund
Assets - Securities
Government And Agency Obligations	—	1,222,311	—	1,222,311
Repurchase Agreements	—	1,180,300	—	1,180,300
	—	2,402,611	—	2,402,611
JNL/WMC Value Fund
Assets - Securities
Common Stocks	1,118,419	—	—	1,118,419
Short Term Investments	18,546	—	—	18,546
	1,136,965	—	—	1,136,965

1 All derivatives, except for purchased and written options, are reflected at the unrealized appreciation/(depreciation) on the instrument. Purchased and written options are reflected at value.

2 Unfunded commitments are not reflected in the Schedules of Investments. Net unrealized appreciation (depreciation) is reflected as an asset or liability in the table. See Unfunded Commitments in the Schedules of Investments.

JNL Series Trust Sub-Advised Funds (Unaudited)

Schedules of Investments (in thousands)

March 31, 2020

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table is a rollforward of individually significant securities by issuer Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended March 31, 2020:

	Balance at Beginning of Period ($)	Transfers into Level 3 During the Period[2] ($)	Transfers out of Level 3 During the Period[2] ($)	Total Realized and Change in Unrealized Gain/(Loss) ($)	Purchases($)	(Sales) ($)	Balance at End of Period ($)	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period[1] ($)
JNL/Mellon Materials Sector Fund
Common Stocks	—	181[3]	(181)[3]	—	—	—	—	—
JNL/Westchester Capital Event Driven Fund
Other Equity Interests	13,348	—	—	5,474	—	—	18,822[4]	5,474
Senior Loan Interests	4,990	—	—	(788)	—	—	4,202[5]	(788)
Common Stocks	—	5,532[6]	(5,532)[6]	—	—	—	—	—

1 Reflects the change in unrealized appreciation/ (depreciation) for Level 3 investments held at March 31, 2020.

2 There were no significant transfers between Level 3 and Level 2 valuations during the period ended March 31, 2020 except for those noted.

3 During the period, the valuation of the common stocks held in JNL/Mellon Materials Sector Fund were transferred from a Level 3 valuation to a Level 1 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

4 The fair value measurement of the other equity interests held in JNL/Westchester Capital Event Driven Fund were determined based on last traded price. The other equity interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the other equity interest’s fair value measurements at March 31, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Multiple Broker Quote	Daily Trading Activity	19.75 – 21.85 (21.04)

† Unobservable inputs were weighted by the relative fair value of the instruments.

5 The fair value measurement of the senior loan interests held in JNL/Westchester Capital Even Driven Fund were determined based on the last available market price used to value the investment. The senior loan interest’s spread over the LIBOR rate is considered an unobservable input. Changes to the model inputs may result in changes to the senior loan interest’s fair value measurements at March 31, 2020.

Valuation Technique	Unobservable Input	Range (Weighted Average†)
Vendor Evaluation	Depth Score	1 (1)
Vendor Evaluation	30-Day Average Liquidity Score	4.59 (4.59)

† Unobservable inputs were weighted by the relative fair value of the instruments.

6 During the period, the valuation of the common stocks held in JNL/Westchester Capital Event Driven Fund were transferred from a Level 3 valuation to a Level 2 valuation. Previously they were valued using the last traded price due to a trading halt and considered a Level 3 valuation.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2020.

Unfunded Commitments. Certain Funds may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.

Sub-Adviser Affiliates. PPM America, Inc., an affiliate of JNAM, serves as Sub-Adviser for JNL/PPM America Floating Rate Income Fund, JNL/PPM America High Yield Bond Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund, JNL/PPM America Total Return Fund and JNL/PPM America Value Equity Fund.

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.